UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08090

                                     Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                     Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                         Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:  (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP American Allocation Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). The Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,078.10	0.23%	$1.19
Service Class Shares	1,000.00	1,076.40	0.58%	2.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
Service Class Shares	1,000.00	1,021.92	0.58%	2.91

LVIP American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,091.30	0.23%	$1.19
Service Class Shares	1,000.00	1,089.30	0.58%	3.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
Service Class Shares	1,000.00	1,021.92	0.58%	2.91

LVIP American Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,056.20	0.26%	$1.33
Service Class Shares	1,000.00	1,054.40	0.61%	3.11
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a substantial portion of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	3.02%
Fixed Income Fund	3.02%
Unaffiliated Investments	97.06%
Asset Allocation Fund	15.93%
Equity Funds	27.95%
Fixed Income Funds	32.18%
International Equity Funds	18.99%
International Fixed Income Fund	2.01%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	3.02%
Fixed Income Fund	3.02%
Unaffiliated Investments	97.05%
Asset Allocation Fund	11.95%
Equity Funds	31.97%
Fixed Income Funds	24.14%
International Equity Funds	28.99%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investments	100.04%
Asset Allocation Fund	14.90%
Equity Funds	20.93%
Fixed Income Funds	54.21%
International Equity Funds	6.98%
International Fixed Income Fund	3.02%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP American Allocation Funds–2

LVIP American Balanced Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.02%
Fixed Income Fund–3.02%
✢American Funds Insurance Series® – Mortgage Bond Fund	2,481,390	$26,352,362

Total Affiliated Investment (Cost $25,458,234)		26,352,362

UNAFFILIATED INVESTMENTS–97.06%
Asset Allocation Fund–15.93%
²American Funds® – Capital Income Builder	2,269,471	139,095,872

		139,095,872

Equity Funds–27.95%
²American Funds® –
AMCAP Fund	1,774,902	52,483,848
American Mutual Fund	1,337,223	52,071,462
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	3,815,395	52,423,528
Growth Fund	745,585	52,250,588
Growth-Income Fund	764,594	34,842,561

		244,071,987

Fixed Income Funds–32.18%
²American Funds® – Intermediate Bond Fund of America	3,929,857	52,699,376

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series® –
Bond Fund	19,402,004	$210,705,763
High-Income Bond Fund	1,668,549	17,553,133

		280,958,272

International Equity Funds–18.99%
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,190,128	17,435,371
Global Growth Fund	628,287	17,397,260
Global Small Capitalization Fund	1,536,234	34,933,960
International Fund	3,554,457	69,916,176
New World Fund	1,157,476	26,112,649

		165,795,416

International Fixed Income Fund–2.01%
✢American Funds Insurance Series® – Global Bond Fund	1,501,740	17,600,397

		17,600,397

Total Unaffiliated Investments (Cost $760,290,145)		847,521,944

TOTAL VALUE OF SECURITIES–100.08% (Cost $785,748,379)	873,874,306
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(729,788)

NET ASSETS APPLICABLE TO 68,392,788 SHARES OUTSTANDING–100.00%	$873,144,518

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–3

LVIP American Growth Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.02%
Fixed Income Fund–3.02%
✢American Funds Insurance Series® – Mortgage Bond Fund	2,460,523	$26,130,759

Total Affiliated Investment (Cost $25,583,886)		26,130,759

UNAFFILIATED INVESTMENTS–97.05%
Asset Allocation Fund–11.95%
²American Funds® – Capital Income Builder	1,686,685	103,376,933

		103,376,933

Equity Funds–31.97%
²American Funds® –
AMCAP Fund	1,760,070	52,045,268
American Mutual Fund	1,547,581	60,262,785
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	4,414,195	60,651,037
Growth Fund	739,982	51,857,957
Growth-Income Fund	1,137,332	51,828,201

		276,645,248

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds–24.14%
²American Funds® – Intermediate Bond Fund of America	1,948,417	$26,128,277
✢American Funds Insurance Series® –
Bond Fund	15,227,804	165,373,951
High-Income Bond Fund	1,654,570	17,406,079

		208,908,307

International Equity Funds–28.99%
²American Funds® – EuroPacific Growth Fund	332,857	17,281,910
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,770,289	25,934,729
Global Growth Fund	934,539	25,877,385
Global Small Capitalization Fund	1,904,260	43,302,873
International Fund	5,287,138	103,998,002
New World Fund	1,530,447	34,526,894

		250,921,793

Total Unaffiliated Investments (Cost $739,465,779)		839,852,281

TOTAL VALUE OF SECURITIES–100.07% (Cost $765,049,665)	865,983,040
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(565,825)

NET ASSETS APPLICABLE TO 65,100,506 SHARES OUTSTANDING–100.00%	$865,417,215

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Income Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–100.04%
Asset Allocation Fund–14.90%
✢American Funds® – Capital Income Builder	487,323	$29,867,999

		29,867,999

Equity Funds–20.93%
²American Funds® –
AMCAP Fund	338,880	10,020,685
American Mutual Fund	255,126	9,934,612
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	582,620	8,005,192
Growth Fund	113,808	7,975,694
Growth-Income Fund	131,717	6,002,350

		41,938,533

Fixed Income Funds–54.21%
²American Funds® – Intermediate Bond Fund of America	1,500,912	20,127,229

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series® –
Bond Fund	6,112,644	$66,383,312
High-Income Bond Fund	573,327	6,031,396
Mortgage Bond Fund	757,934	8,049,259
U.S. Government/AAA-Rated Securities Fund	657,165	8,043,699

		108,634,895

International Equity Funds–6.98%
✢American Funds Insurance Series® –
Global Small Capitalization Fund	175,943	4,000,937
International Fund	305,312	6,005,483
New World Fund	176,740	3,987,260

		13,993,680

International Fixed Income Fund–3.02%
✢American Funds Insurance Series® – Global Bond Fund	516,036	6,047,938

		6,047,938

Total Unaffiliated Investments (Cost $187,671,925)		200,483,045

TOTAL VALUE OF SECURITIES–100.04% (Cost $187,671,925)	200,483,045
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(87,920)

NET ASSETS APPLICABLE TO 17,130,913 SHARES OUTSTANDING–100.00%	$200,395,125

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Allocation Funds

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
ASSETS:
Affiliated investment, at value	$26,352,362	$26,130,759	$—
Unaffiliated investments, at value	847,521,944	839,852,281	200,483,045

Total investments, at value	873,874,306	865,983,040	200,483,045
Receivable for investments sold	43,098	301,085	109,526
Receivable for fund shares sold	42,484	1,918	36,860
Dividends receivable from investments	22,216	11,125	11,937

TOTAL ASSETS	873,982,104	866,297,168	200,641,368

LIABILITIES:
Due to manager and affiliates	417,070	415,269	96,018
Payable for fund shares redeemed	327,519	124,709	10,722
Cash due to custodian	45,849	310,397	121,415
Other accrued expenses payable	27,800	27,936	18,088
Payable for investments purchased	19,348	1,642	—

TOTAL LIABILITIES	837,586	879,953	246,243

TOTAL NET ASSETS	$873,144,518	$865,417,215	$200,395,125

Affiliated investment, at cost	$25,458,234	$25,583,886	$—
Unaffiliated investments, at cost	760,290,145	739,465,779	187,671,925

Total investments, at cost	$785,748,379	$765,049,665	$187,671,925

Standard Class:
Net Assets	$32,107,926	$13,988,600	$7,562,097
Shares Outstanding	2,509,923	1,050,138	645,142
Net Asset Value Per Share	$12.792	$13.321	$11.722

Service Class:
Net Assets	$841,036,592	$851,428,615	$192,833,028
Shares Outstanding	65,882,865	64,050,368	16,485,771
Net Asset Value Per Share	$12.766	$13.293	$11.697

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$753,512,011	$726,880,668	$182,791,465
Undistributed net investment income	3,711,953	3,194,685	910,447
Accumulated net realized gain on investments	27,794,627	34,408,487	3,882,093
Net unrealized appreciation of investments	88,125,927	100,933,375	12,811,120

TOTAL NET ASSETS	$873,144,518	$865,417,215	$200,395,125

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$6,053,752	$5,552,527	$1,494,691
Dividends from affiliated investment	78,873	77,437	—

	6,132,625	5,629,964	1,494,691

EXPENSES:
Distribution fees-Service Class	1,428,751	1,450,426	331,703
Management fees	1,059,594	1,053,679	246,344
Accounting and administration expenses	45,195	45,094	22,024
Shareholder servicing fees	42,347	41,847	9,755
Professional fees	18,896	19,143	11,529
Reports and statements to shareholders	12,135	9,557	4,358
Trustees’ fees and expenses	11,330	11,309	2,642
Custodian fees	6,782	7,183	2,780
Consulting fees	1,783	1,772	1,066
Pricing fees	48	44	11
Other	5,730	5,961	1,301

	2,632,591	2,646,015	633,513
Less:
Management fees waived	(211,919)	(210,736)	(49,269)

Total operating expenses	2,420,672	2,435,279	584,244

NET INVESTMENT INCOME	3,711,953	3,194,685	910,447

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	13,542,464	13,963,083	2,646,159
Distributions from affiliated investment	160,095	157,221	—
Sale of unaffiliated investments	2,929,169	4,564,052	425,622
Sale of affiliated investment	(13,926)	(10,233)	—

Net realized gain	16,617,802	18,674,123	3,071,781

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	42,060,964	50,422,224	6,507,716
Affiliated investment	161,469	159,796	—

Net change in unrealized appreciation (depreciation)	42,222,433	50,582,020	6,507,716

NET REALIZED AND UNREALIZED GAIN	58,840,235	69,256,143	9,579,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,552,188	$72,450,828	$10,489,944

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,711,953	$13,162,874	$3,194,685	$12,450,293	$910,447	$3,320,996
Net realized gain	16,617,802	19,373,333	18,674,123	24,449,679	3,071,781	3,060,450
Net change in unrealized appreciation (depreciation)	42,222,433	13,868,453	50,582,020	12,706,103	6,507,716	3,322,592

Net increase in net assets resulting from operations	62,552,188	46,404,660	72,450,828	49,606,075	10,489,944	9,704,038

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(641,069)	—	(312,758)	—	(176,601)
Service Class	—	(14,073,966)	—	(13,697,791)	—	(3,586,143)
Net realized gain:
Standard Class	—	(1,471,927)	—	(706,457)	—	(209,830)
Service Class	—	(32,803,483)	—	(38,155,745)	—	(5,116,191)

	—	(48,990,445)	—	(52,872,751)	—	(9,088,765)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,688,674	11,029,343	932,837	4,974,358	980,671	1,644,173
Service Class	49,903,834	83,162,842	35,608,071	60,262,671	16,683,025	34,037,807
Reinvestment of dividends and distributions:
Standard Class	—	2,112,996	—	1,019,215	—	386,431
Service Class	—	46,877,448	—	51,853,536	—	8,702,334

	51,592,508	143,182,629	36,540,908	118,109,780	17,663,696	44,770,745

Cost of shares redeemed:
Standard Class	(2,415,467)	(12,696,961)	(3,663,706)	(4,341,222)	(1,607,346)	(1,637,747)
Service Class	(63,845,964)	(115,338,686)	(70,672,878)	(112,969,084)	(19,458,283)	(35,409,021)

	(66,261,431)	(128,035,647)	(74,336,584)	(117,310,306)	(21,065,629)	(37,046,768)

Increase (decrease) in net assets derived from capital share transactions	(14,668,923)	15,146,982	(37,795,676)	799,474	(3,401,933)	7,723,977

NET INCREASE (DECREASE) IN NET ASSETS	47,883,265	12,561,197	34,655,152	(2,467,202)	7,088,011	8,339,250
NET ASSETS:
Beginning of period	825,261,253	812,700,056	830,762,063	833,229,265	193,307,114	184,967,864

End of period	$873,144,518	$825,261,253	$865,417,215	$830,762,063	$200,395,125	$193,307,114

Undistributed net investment income	$3,711,953	$—	$3,194,685	$—	$910,447	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.865	$11.893	$12.768	$12.820	$11.416	$10.545

Income (loss) from investment operations:
Net investment income[2]	0.075	0.235	0.237	0.279	0.246	0.270
Net realized and unrealized gain (loss)	0.852	0.503	(0.328)	0.453	1.463	0.947

Total from investment operations	0.927	0.738	(0.091)	0.732	1.709	1.217

Less dividends and distributions from:
Net investment income	—	(0.256)	(0.363)	(0.297)	(0.257)	(0.337)
Net realized gain	—	(0.510)	(0.421)	(0.487)	(0.048)	(0.009)

Total dividends and distributions	—	(0.766)	(0.784)	(0.784)	(0.305)	(0.346)

Net asset value, end of period	$12.792	$11.865	$11.893	$12.768	$12.820	$11.416

Total return[3]	7.81%	6.20%	(0.68% )	5.74%	14.98%	11.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,108	$30,474	$30,201	$30,939	$29,314	$17,492
Ratio of expenses to average net assets[4]	0.23%	0.23%	0.22%	0.22%	0.22%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.28%	0.27%	0.27%	0.28%	0.28%
Ratio of net investment income to average net assets	1.21%	1.94%	1.85%	2.13%	2.01%	2.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	1.89%	1.80%	2.08%	1.95%	2.32%
Portfolio turnover	15%	30%	25%	19%	49%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.860	$11.890	$12.765	$12.818	$11.416	$10.549

Income (loss) from investment operations:
Net investment income[2]	0.053	0.192	0.192	0.233	0.202	0.231
Net realized and unrealized gain (loss)	0.853	0.501	(0.328)	0.452	1.462	0.945

Total from investment operations	0.906	0.693	(0.136)	0.685	1.664	1.176

Less dividends and distributions from:
Net investment income	—	(0.213)	(0.318)	(0.251)	(0.214)	(0.300)
Net realized gain	—	(0.510)	(0.421)	(0.487)	(0.048)	(0.009)

Total dividends and distributions	—	(0.723)	(0.739)	(0.738)	(0.262)	(0.309)

Net asset value, end of period	$12.766	$11.860	$11.890	$12.765	$12.818	$11.416

Total return[3]	7.64%	5.83%	(1.03% )	5.37%	14.59%	11.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$841,037	$794,787	$782,499	$819,047	$778,627	$685,676
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.57%	0.57%	0.57%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.63%	0.63%	0.62%	0.62%	0.63%	0.63%
Ratio of net investment income to average net assets	0.86%	1.59%	1.50%	1.78%	1.66%	2.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.81%	1.54%	1.45%	1.73%	1.60%	1.97%
Portfolio turnover	15%	30%	25%	19%	49%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$12.207	$12.265	$13.298	$13.297	$11.526	$10.485

Income (loss) from investment operations:
Net investment income[2]	0.070	0.229	0.243	0.287	0.247	0.253
Net realized and unrealized gain (loss)	1.044	0.561	(0.369)	0.459	1.820	1.120

Total from investment operations	1.114	0.790	(0.126)	0.746	2.067	1.373

Less dividends and distributions from:
Net investment income	—	(0.251)	(0.370)	(0.303)	(0.247)	(0.327)
Net realized gain	—	(0.597)	(0.537)	(0.442)	(0.049)	(0.005)

Total dividends and distributions	—	(0.848)	(0.907)	(0.745)	(0.296)	(0.332)

Net asset value, end of period	$13.321	$12.207	$12.265	$13.298	$13.297	$11.526

Total return[3]	9.13%	6.45%	(0.89% )	5.63%	17.94%	13.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,988	$15,462	$13,884	$15,753	$14,903	$10,649
Ratio of expenses to average net assets[4]	0.23%	0.22%	0.22%	0.22%	0.22%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.27%	0.27%	0.27%	0.28%	0.29%
Ratio of net investment income to average net assets	1.10%	1.84%	1.82%	2.11%	1.97%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.05%	1.79%	1.77%	2.06%	1.91%	2.17%
Portfolio turnover	12%	30%	23%	19%	42%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$12.203	$12.263	$13.295	$13.295	$11.527	$10.490

Income (loss) from investment operations:
Net investment income[2]	0.048	0.185	0.196	0.239	0.202	0.214
Net realized and unrealized gain (loss)	1.042	0.560	(0.368)	0.458	1.818	1.118

Total from investment operations	1.090	0.745	(0.172)	0.697	2.020	1.332

Less dividends and distributions from:
Net investment income	—	(0.208)	(0.323)	(0.255)	(0.203)	(0.290)
Net realized gain	—	(0.597)	(0.537)	(0.442)	(0.049)	(0.005)

Total dividends and distributions	—	(0.805)	(0.860)	(0.697)	(0.252)	(0.295)

Net asset value, end of period	$13.293	$12.203	$12.263	$13.295	$13.295	$11.527

Total return[3]	8.93%	6.08%	(1.23% )	5.26%	17.53%	12.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$851,429	$815,300	$819,345	$845,384	$783,260	$642,165
Ratio of expenses to average net assets[4]	0.58%	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.63%	0.62%	0.62%	0.62%	0.63%	0.64%
Ratio of net investment income to average net assets	0.75%	1.49%	1.47%	1.76%	1.62%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70%	1.44%	1.42%	1.71%	1.56%	1.82%
Portfolio turnover	12%	30%	23%	19%	42%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.098	$11.047	$11.827	$11.937	$11.208	$10.660

Income (loss) from investment operations:
Net investment income[2]	0.072	0.234	0.226	0.266	0.231	0.286
Net realized and unrealized gain (loss)	0.552	0.388	(0.310)	0.469	0.771	0.635

Total from investment operations	0.624	0.622	(0.084)	0.735	1.002	0.921

Less dividends and distributions from:
Net investment income	—	(0.258)	(0.361)	(0.300)	(0.254)	(0.365)
Net realized gain	—	(0.313)	(0.335)	(0.545)	(0.019)	(0.008)

Total dividends and distributions	—	(0.571)	(0.696)	(0.845)	(0.273)	(0.373)

Net asset value, end of period	$11.722	$11.098	$11.047	$11.827	$11.937	$11.208

Total return[3]	5.62%	5.62%	(0.70% )	6.20%	8.95%	8.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,562	$7,772	$7,355	$8,346	$6,351	$5,799
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.25%	0.24%	0.25%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.29%	0.30%	0.31%
Ratio of net investment income to average net assets	1.26%	2.06%	1.91%	2.17%	1.97%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21%	2.01%	1.86%	2.12%	1.92%	2.48%
Portfolio turnover	23%	31%	31%	22%	61%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.094	$11.044	$11.823	$11.934	$11.207	$10.663

Income (loss) from investment operations:
Net investment income[2]	0.052	0.194	0.184	0.223	0.190	0.247
Net realized and unrealized gain (loss)	0.551	0.387	(0.308)	0.468	0.769	0.633

Total from investment operations	0.603	0.581	(0.124)	0.691	0.959	0.880

Less dividends and distributions from:
Net investment income	—	(0.218)	(0.320)	(0.257)	(0.213)	(0.328)
Net realized gain	—	(0.313)	(0.335)	(0.545)	(0.019)	(0.008)

Total dividends and distributions	—	(0.531)	(0.655)	(0.802)	(0.232)	(0.336)

Net asset value, end of period	$11.697	$11.094	$11.044	$11.823	$11.934	$11.207

Total return[3]	5.44%	5.25%	(1.04% )	5.84%	8.57%	8.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,833	$185,535	$177,613	$203,605	$208,183	$195,751
Ratio of expenses to average net assets[4]	0.61%	0.60%	0.60%	0.59%	0.60%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.65%	0.64%	0.65%	0.66%
Ratio of net investment income to average net assets	0.91%	1.71%	1.56%	1.82%	1.62%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86%	1.66%	1.51%	1.77%	1.57%	2.13%
Portfolio turnover	23%	31%	31%	22%	61%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–14

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Funds’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets of each Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (“Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$24,046	$23,967	$5,592
Legal	5,804	5,785	1,350

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, the each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the average daily net assets of each Fund, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$8,379	$5,798	$2,140

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or other, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Funds had liabilities payable to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$144,375	$142,847	$33,193
Distribution fees payable to LFD	243,382	245,911	55,872
Printing and mailing fees payable to Lincoln Life	8,379	5,798	2,140
Shareholder servicing fees payable to Lincoln Life	20,934	20,713	4,813

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

LVIP American Balanced Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/31/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,794,514	$2,581,311	$1,171,006	$(13,926)	$161,469	$26,352,362	$78,853	$160,095

LVIP American Growth Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,966,580	$2,580,674	$1,566,058	$(10,233)	$159,796	$26,130,759	$77,437	$157,221

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$132,314,931	$104,146,572	$44,849,554
Sales	130,831,602	125,320,172	45,005,371

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$785,748,379	$765,049,665	$187,671,925

Aggregate unrealized appreciation	$89,515,606	$102,100,071	$13,054,821
Aggregate unrealized depreciation	(1,389,679)	(1,166,696)	(243,701)

Net unrealized appreciation	$88,125,927	$100,933,375	$12,811,120

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

LVIP American Allocation Funds–17

LVIP American Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:

Assets:
Affiliated Investment	$26,352,362	$26,130,759	$—
Unaffiliated Investments	847,521,944	839,852,281	200,483,045

Total Investments	$873,874,306	$865,983,040	$200,483,045

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/17	12/31/16	Six Months Ended 6/30/17	12/31/16	Six Months Ended 6/30/17	12/31/16
Shares sold:
Standard Class	137,145	893,691	74,064	401,133	85,956	146,485
Service Class	4,050,524	6,899,895	2,787,913	4,926,830	1,460,608	2,999,806
Shares reinvested:
Standard Class	—	175,472	—	82,413	—	34,315
Service Class	—	3,900,671	—	4,198,845	—	773,215

	4,187,669	11,869,729	2,861,977	9,609,221	1,546,564	3,953,821

Shares redeemed:
Standard Class	(195,733)	(1,040,137)	(290,559)	(348,926)	(141,103)	(146,241)
Service Class	(5,180,191)	(9,599,470)	(5,551,022)	(9,126,678)	(1,698,464)	(3,131,472)

	(5,375,924)	(10,639,607)	(5,841,581)	(9,475,604)	(1,839,567)	(3,277,713)

Net increase (decrease)	(1,188,255)	1,230,122	(2,979,604)	133,617	(293,003)	676,108

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP American Allocation Funds–18

LVIP American Allocation Funds

Notes to Financial Statements (continued)

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Allocation Funds–19

LVIP American Century Select Mid Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP American Century Select

Mid Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,055.20	0.06%	$0.31
Service Class Shares	1,000.00	1,053.40	0.41%	2.09
Hypothetical (5% return before expenses)*
Standard Class Shares	$1,000.00	$1,024.50	0.06%	$0.30
Service Class Shares	1,000.00	1,022.76	0.41%	2.06

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.98%
Equity Funds	92.98%
Unaffiliated Investment	6.86%
Money Market Fund	6.86%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.98%
Equity Funds–92.98%
*American Century VP–
Capital Appreciation Fund	4,302,282	$63,630,752
Mid Cap Value Fund	11,915,679	254,876,376

Total Affiliated Investments (Cost $290,119,568)		318,507,128

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.86%
Money Market Fund–6.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	23,506,303	$23,506,303

Total Unaffiliated Investment (Cost $23,506,303)		23,506,303

TOTAL VALUE OF SECURITIES–99.84% (Cost $313,625,871)	342,013,431
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	562,198

NET ASSETS APPLICABLE TO 26,184,259 SHARES OUTSTANDING–100.00%	$342,575,629

*  Class I shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
3	British Pound	$240,572	$244,594	9/19/17	$4,022	$—
3	Euro	425,203	430,013	9/19/17	4,810	—
3	Japanese Yen	345,272	334,125	9/19/17	—	(11,147)

					8,832	(11,147)

Equity Contracts:
21	E-mini Russell 2000 Index	1,469,615	1,485,015	9/18/17	15,400	—
82	E-mini S&P 500 Index	9,948,588	9,925,690	9/18/17	—	(22,898)
52	E-mini S&P MidCap 400 Index	9,181,193	9,079,720	9/18/17	—	(101,473)
12	Euro STOXX 50 Index	487,106	470,246	9/18/17	—	(16,860)
3	FTSE 100 Index	290,565	282,990	9/18/17	—	(7,575)
2	Nikkei 225 Index (OSE)	357,681	355,990	9/8/17	—	(1,691)

					15,400	(150,497)

Total					$24,232	$(161,644)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$318,507,128
Unaffiliated investment, at value	23,506,303

Total investments, at value	342,013,431
Cash collateral held at broker for futures contracts	854,198
Receivable for fund shares sold	154,471
Foreign currencies collateral held at broker for futures contracts, at value	125,135
Expense reimbursement from Lincoln Investment Advisor Corporation	24,551
Unrealized appreciation on futures contracts	24,232
Dividends receivable from investments	15,120
Foreign currencies, at value	9,463

TOTAL ASSETS	343,220,601

LIABILITIES:
Cash due to custodian	304,010
Unrealized depreciation on futures contracts	161,644
Due to manager and affiliates	135,087
Other accrued expenses payable	22,992
Payable for fund shares redeemed	17,135
Payable for investments purchased	4,104

TOTAL LIABILITIES	644,972

TOTAL NET ASSETS	$342,575,629

Affiliated investments, at cost	$290,119,568
Unaffiliated investment, at cost	23,506,303

Total investments, at cost	$313,625,871

Foreign currencies, at cost	$9,476

Foreign currencies collateral held at broker for futures contracts, at cost	$125,135

Standard Class:
Net Assets	$13,640
Shares Outstanding	1,041
Net Asset Value Per Share	$13.103	*

Service Class:
Net Assets	$342,561,989
Shares Outstanding	26,183,218
Net Asset Value Per Share	$13.083

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$302,511,303
Undistributed net investment income	1,959,835
Accumulated net realized gain on investments	9,854,357
Net unrealized appreciation of investments and derivatives	28,250,134

TOTAL NET ASSETS	$342,575,629

*Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap

Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated investments	$1,623,922
Dividends from unaffiliated investment	62,463

1,686,385

EXPENSES:
Management fees	1,170,454
Distribution fees-Service Class	546,188
Accounting and administration expenses	25,662
Professional fees	17,760
Shareholder servicing fees	16,437
Reports and statements to shareholders	14,974
Trustees’ fees and expenses	3,982
Custodian fees	2,240
Consulting fees	2,135
Pricing fees	141
Other	996

1,800,969
Less:
Management fees waived	(1,076,818)
Expenses reimbursed	(84,326)

Total operating expenses	639,825

NET INVESTMENT INCOME	1,046,560

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	7,697,050
Sale of affiliated investments	(136,943)
Foreign currencies	2,041
Futures contracts	1,301,799

Net realized gain	8,863,947

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	5,397,081
Futures contracts	(23,136)
Foreign currencies	(1)

Net change in unrealized appreciation (depreciation)	5,373,944

NET REALIZED AND UNREALIZED GAIN	14,237,891

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,284,451

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap

Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,046,560	$2,139,083
Net realized gain	8,863,947	3,830,204
Net change in unrealized appreciation (depreciation)	5,373,944	27,023,080

Net increase in net assets resulting from operations	15,284,451	32,992,367

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(197)
Service Class	—	(3,064,802)

	—	(3,064,999)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	—
Service Class	84,631,460	96,050,060
Reinvestment of dividends and distributions:
Standard Class	—	197
Service Class	—	3,064,802

	84,631,460	99,115,059

Cost of shares redeemed:
Standard Class	—	—
Service Class	(16,848,809)	(29,205,299)

	(16,848,809)	(29,205,299)

Increase in net assets derived from capital share transactions	67,782,651	69,909,760

NET INCREASE IN NET ASSETS	83,067,102	99,837,128
NET ASSETS:
Beginning of period	259,508,527	159,671,399

End of period	$342,575,629	$259,508,527

Undistributed net investment income	$1,959,835	$913,275

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six months Ended 6/30/17[1] (unaudited)	Year Ended		1/2/14[3] to 12/31/14
		12/31/16[2]	12/31/15

Net asset value, beginning of period	$12.418	$10.706	$11.348	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.065	0.164	0.177	0.116
Net realized and unrealized gain (loss)	0.620	1.740	(0.618)	1.300

Total from investment operations	0.685	1.904	(0.441)	1.416

Less dividends and distributions from:
Net investment income	—	(0.192)	(0.201)	(0.068)

Total dividends and distributions	—	(0.192)	(0.201)	(0.068)

Net asset value, end of period	$13.103	$12.418	$10.706	$11.348

Total return[5]	5.52%	17.83%	(3.91% )	14.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14	$13	$11	$12
Ratio of expenses to average net assets[6]	0.06%	0.04%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.80%	0.83%	0.85%	0.95%
Ratio of net investment income to average net assets	1.02%	1.43%	1.57%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.28%	0.64%	0.72%	0.16%
Portfolio turnover	2%	28%	15%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six months Ended 6/30/17[1] (unaudited)		Year Ended		1/2/14[3] to 12/31/14
			12/31/16[2]	12/31/15

Net asset value, beginning of period	$12.420		$10.708	$11.349	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.043		0.125	0.137	0.084
Net realized and unrealized gain (loss)	0.620		1.739	(0.616)	1.293

Total from investment operations	0.663		1.864	(0.479)	1.377

Less dividends and distributions from:
Net investment income	—		(0.152)	(0.162)	(0.028)

Total dividends and distributions	—		(0.152)	(0.162)	(0.028)

Net asset value, end of period	$13.083		$12.420	$10.708	$11.349

Total return[5]	5.34%		17.43%	(4.24% )	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$342,562		$259,496	$159,660	$88,120
Ratio of expenses to average net assets[6]	0.41%		0.39%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.15%		1.18%	1.20%	1.30%
Ratio of net investment income to average net assets	0.67%		1.08%	1.22%	0.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07%	)	0.29%	0.37%	(0.19% )
Portfolio turnover	2%		28%	15%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The American Century VP Mid Cap Value Fund, which is advised by an unaffiliated adviser, invests at least 80% of its assets in medium size companies. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.69% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.06% of the average daily net assets for the Standard Class and 0.41% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for the administrative and legal services were as follows:

Administrative	$8,501
Legal	2,054

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,462 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and Service Class shares. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$24,551
Management fees payable to LIAC	16,897
Distribution fees payable to LFD	98,561
Printing and mailing fees payable to Lincoln Life	11,462
Shareholder servicing fees payable to Lincoln Life	8,167

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
American Century VP Capital Appreciation Fund	$47,857,957	$15,878,992	$3,154,349	$(30,667)	$3,078,819	$63,630,752	$—	$2,913,464
American Century VP Mid Cap Value	193,306,676	62,741,207	3,383,493	(106,276)	2,318,262	254,876,376	1,623,922	4,783,586

Total	$241,164,633	$78,620,199	$6,537,842	$(136,943)	$5,397,081	$318,507,128	$1,623,922	$7,697,050

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$78,620,199
Sales	6,537,842

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$313,625,871

Aggregate unrealized appreciation	$28,387,560
Aggregate unrealized depreciation	—

Net unrealized appreciation	$28,387,560

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$318,507,128
Unaffiliated Investments	23,506,303

Total Investments	$342,013,431

Derivatives:

Assets:
Futures Contracts	$24,232

Liabilities:
Futures Contracts	$(161,644)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Service Class	6,591,905	8,262,655
Shares reinvested:
Standard Class	—	16
Service Class	—	248,366

	6,591,905	8,511,037

Shares redeemed:
Service Class	(1,302,712)	(2,528,058)

	(1,302,712)	(2,528,058)

Net increase	5,289,193	5,982,979

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	$8,832	Unrealized depreciation on futures contracts	$(11,147)
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	15,400	Unrealized depreciation on futures contracts	(150,497)

Total		$24,232		$(161,644)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$38,499	$6,974
Futures contracts (Equity contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,263,300	(30,110)

Total		$1,301,799	$(23,136)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$20,687,313	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable
Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP American Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect expense reimbursements in effect for the LVIP American Global Small Capitalization Fund.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Service Class II Shares	$1,000.00	$1,184.00	0.63%	$3.41
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.67	0.63%	$3.16

LVIP American Global Small Capitalization Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Service Class II Shares	$1,000.00	$1,124.60	0.65%	$3.42
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Service Class II Shares	$1,000.00	$1,148.00	0.62%	$3.30
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.72	0.62%	$3.11

LVIP American Funds–1

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Service Class II Shares	$1,000.00	$1,095.80	0.60%	$3.12
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.82	0.60%	$3.01

LVIP American International Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Service Class II Shares	$1,000.00	$1,183.50	0.62%	$3.36
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.72	0.62%	$3.11

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – Global Growth Fund Class 1	5,770,903	$159,796,329

Total Investment Company (Cost $138,243,249)		159,796,329

TOTAL VALUE OF SECURITIES–100.06% (Cost $138,243,249)		159,796,329
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(102,014)

NET ASSETS APPLICABLE TO 8,585,302 SHARES OUTSTANDING–100.00%		$159,694,315

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($159,694,315 / 8,585,302 Shares)		$18.601

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)		$128,096,802
Distributions in excess of net investment income		(249,920)
Accumulated net realized gain on investments		10,294,353
Net unrealized appreciation of investments		21,553,080

TOTAL NET ASSETS		$159,694,315

«	Of this amount, $86,542 represents due to manager and affiliates, $525,514 payable for investments purchased, and $154,870 payable for fund shares redeemed as of June 30, 2017.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series® – Global Small Capitalization Fund Class 1	3,175,291	$72,206,114

Total Investment Company (Cost $61,443,333)		72,206,114

TOTAL VALUE OF SECURITIES–100.08% (Cost $61,443,333)		72,206,114
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)		(55,359)

NET ASSETS APPLICABLE TO 4,412,319 SHARES OUTSTANDING–100.00%		$72,150,755

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($72,150,755 / 4,412,319 Shares)		$16.352

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)		$52,227,163
Undistributed net investment income		75,094
Accumulated net realized gain on investments		9,085,717
Net unrealized appreciation of investments		10,762,781

TOTAL NET ASSETS		$72,150,755

«

Of this amount, $5,659 represents expense reimbursement receivable from Lincoln Investment Advisors Corporation, $46,250 due to manager and affiliates, and $26,708 payable for fund shares redeemed as of June 30, 2017.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series® – Growth Fund Class 1	6,583,538	$461,374,331

Total Investment Company (Cost $403,862,601)		461,374,331

TOTAL VALUE OF SECURITIES–100.06% (Cost $403,862,601)		461,374,331
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(290,591)

NET ASSETS APPLICABLE TO 23,205,823 SHARES OUTSTANDING–100.00%		$461,083,740

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($461,083,740 / 23,205,823 Shares)		$19.869

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)		$336,514,221
Distributions in excess of net investment income		(544,545)
Accumulated net realized gain on investments		67,602,334
Net unrealized appreciation of investments		57,511,730

TOTAL NET ASSETS		$461,083,740

«	Of this amount, $273,844 represents due to manager and affiliates and $210,033 payable for fund shares redeemed as of June 30, 2017.

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® – Growth-Income Fund Class 1	8,564,947	$390,304,665

Total Investment Company (Cost $341,446,488)		390,304,665

TOTAL VALUE OF SECURITIES–100.05% (Cost $341,446,488)		390,304,665
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(212,726)

NET ASSETS APPLICABLE TO 19,574,822 SHARES OUTSTANDING–100.00%		$390,091,939

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($390,091,939 / 19,574,822 Shares)		$19.928

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)		$291,139,916
Undistributed net investment income		13,220
Accumulated net realized gain on investments		50,080,626
Net unrealized appreciation of investments		48,858,177

TOTAL NET ASSETS		$390,091,939

«	Of this amount, $195,598 represents due to manager and affiliates, $106,332 payable for investments purchased, and $172,239 payable for fund shares redeemed as of June 30, 2017.

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – International Fund Class 1	8,444,507	$166,103,473

Total Investment Company (Cost $141,575,729)		166,103,473

TOTAL VALUE OF SECURITIES–100.06% (Cost $141,575,729)		166,103,473
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(104,157)

NET ASSETS APPLICABLE TO 11,101,755 SHARES OUTSTANDING–100.00%		$165,999,316

NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($165,999,316 / 11,101,755 Shares)		$14.953

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)		$131,591,219
Undistributed net investment income		81,809
Accumulated net realized gain on investments		9,798,544
Net unrealized appreciation of investments		24,527,744

TOTAL NET ASSETS		$165,999,316

«	Of this amount, $88,375 represents due to manager and affiliates and $177,049 payable for fund shares redeemed as of June 30, 2017.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$188,817	$300,386	$726,098	$1,064,173	$563,972

EXPENSES:
Distribution fees-Service Class II	382,275	190,631	1,134,233	966,070	425,347
Accounting and administration expenses	19,810	17,407	29,230	27,228	20,413
Professional fees	12,204	11,562	14,869	14,296	12,385
Reports and statements to shareholders	12,105	13,108	56,282	13,646	10,973
Shareholder servicing fees	7,544	3,468	21,964	18,367	7,976
Trustees’ fees and expenses	1,803	905	5,345	4,607	2,025
Consulting fees	1,008	926	1,311	1,237	1,019
Custodian fees	961	503	2,532	2,146	977
Pricing fees	14	9	26	24	13
Other	1,013	563	4,851	3,332	1,035

	438,737	239,082	1,270,643	1,050,953	482,163
Less:
Expenses reimbursed	—	(13,790)	—	—	—

Total operating expenses	438,737	225,292	1,270,643	1,050,953	482,163

NET INVESTMENT INCOME (LOSS)	(249,920)	75,094	(544,545)	13,220	81,809

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	4,647,932	—	43,282,282	24,545,853	1,890,960
Sale of investment companies	(187,802)	(48,735)	(30,096)	(40,797)	(55,550)

Net realized gain (loss)	4,460,130	(48,735)	43,252,186	24,505,056	1,835,410

Net change in unrealized appreciation (depreciation) of investment companies	19,035,824	8,101,692	12,830,930	6,865,051	24,031,185

NET REALIZED AND UNREALIZED GAIN	23,495,954	8,052,957	56,083,116	31,370,107	25,866,595

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,246,034	$8,128,051	$55,538,571	$31,383,327	$25,948,404

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(249,920)	$667,089	$75,094	$(103,179)	$(544,545)	$1,475,379
Net realized gain (loss)	4,460,130	7,780,460	(48,735)	10,454,683	43,252,186	27,691,201
Net change in unrealized appreciation (depreciation)	19,035,824	(7,539,998)	8,101,692	(9,182,377)	12,830,930	1,846,332

Net increase in net assets resulting from operations	23,246,034	907,551	8,128,051	1,169,127	55,538,571	31,012,912

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(1,121,354)	—	(81,402)	—	(1,516,081)
Net realized gain:
Service Class II	—	(9,441,562)	—	(5,050,522)	—	(67,210,496)

	—	(10,562,916)	—	(5,131,924)	—	(68,726,577)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	26,642,624	25,761,733	4,289,697	6,097,075	67,926,125	41,809,686
Reinvestment of dividends and distributions:
Service Class II	—	10,562,916	—	5,131,925	—	68,726,578
Cost of shares redeemed:
Service Class II	(11,993,143)	(25,747,930)	(6,544,629)	(12,547,918)	(25,426,307)	(45,300,517)

Increase (decrease) in net assets derived from capital share transactions	14,649,481	10,576,719	(2,254,932)	(1,318,918)	42,499,818	65,235,747

NET INCREASE (DECREASE) IN NET ASSETS	37,895,515	921,354	5,873,119	(5,281,715)	98,038,389	27,522,082
NET ASSETS:
Beginning of period	121,798,800	120,877,446	66,277,636	71,559,351	363,045,351	335,523,269

End of period	$159,694,315	$121,798,800	$72,150,755	$66,277,636	$461,083,740	$363,045,351

Undistributed (Distributions in excess of) net investment income	$(249,920)	$—	$75,094	$—	$(544,545)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds

Statements of Changes in Net Assets (continued)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,220	$3,458,864	$81,809	$1,445,705
Net realized gain	24,505,056	29,212,789	1,835,410	9,727,399
Net change in unrealized appreciation (depreciation)	6,865,051	(335,747)	24,031,185	(6,307,541)

Net increase in net assets resulting from operations	31,383,327	32,335,906	25,948,404	4,865,563

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(5,131,682)	—	(1,475,782)
Net realized gain:
Service Class II	—	(38,482,883)	—	(8,351,893)

	—	(43,614,565)	—	(9,827,675)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	58,435,385	38,783,168	13,080,098	12,846,660
Reinvestment of dividends and distributions:
Service Class II	—	43,614,565	—	9,827,675
Cost of shares redeemed:
Service Class II	(17,702,534)	(38,595,676)	(14,571,713)	(20,331,216)

Increase (decrease) in net assets derived from capital share transactions	40,732,851	43,802,057	(1,491,615)	2,343,119

NET INCREASE (DECREASE) IN NET ASSETS	72,116,178	32,523,398	24,456,789	(2,618,993)
NET ASSETS:
Beginning of period	317,975,761	285,452,363	141,542,527	144,161,520

End of period	$390,091,939	$317,975,761	$165,999,316	$141,542,527

Undistributed net investment income	$13,220	$—	$81,809	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$15.711		$17.092	$17.617	$17.456	$13.672	$11.301

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.031)		0.090	0.139	0.152	0.142	0.079
Net realized and unrealized gain (loss)	2.921		(0.013)	0.946	0.175	3.780	2.415

Total from investment operations	2.890		0.077	1.085	0.327	3.922	2.494

Less dividends and distributions from:
Net investment income	—		(0.146)	(0.255)	(0.159)	(0.138)	(0.118)
Net realized gain	—		(1.312)	(1.355)	(0.007)	—	—
Return of capital	—		—	—	—	—	(0.005)

Total dividends and distributions	—		(1.458)	(1.610)	(0.166)	(0.138)	(0.123)

Net asset value, end of period	$18.601		$15.711	$17.092	$17.617	$17.456	$13.672

Total return[3]	18.40%		0.24%	6.57%	1.87%	28.69%	22.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,694		$121,799	$120,877	$93,841	$77,575	$54,199
Ratio of expenses to average net assets[4]	0.63%		0.62%	0.62%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.63%		0.62%	0.62%	0.64%	0.68%	0.78%
Ratio of net investment income (loss) to average net assets	(0.36%	)	0.55%	0.76%	0.87%	0.93%	0.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36%	)	0.55%	0.76%	0.87%	0.90%	0.49%
Portfolio turnover	2%		15%	8%	5%	9%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$14.540	$15.433	$15.556	$15.314	$12.010	$10.298

Income (loss) from investment operations:
Net investment income (loss)[2]	0.017	(0.022)	(0.107)	(0.047)	0.031	0.112
Net realized and unrealized gain	1.795	0.300	0.086	0.306	3.306	1.712

Total from investment operations	1.812	0.278	(0.021)	0.259	3.337	1.824

Less dividends and distributions from:
Net investment income	—	(0.018)	(0.035)	—	(0.033)	(0.112)
Net realized gain	—	(1.153)	(0.067)	(0.017)	—	—

Total dividends and distributions	—	(1.171)	(0.102)	(0.017)	(0.033)	(0.112)

Net asset value, end of period	$16.352	$14.540	$15.433	$15.556	$15.314	$12.010

Total return[3]	12.46%	1.68%	(0.15% )	1.69%	27.79%	17.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,151	$66,278	$71,559	$70,830	$68,715	$53,497
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.69%	0.67%	0.66%	0.67%	0.69%	0.78%
Ratio of net investment income (loss) to average net assets	0.22%	(0.15% )	(0.65% )	(0.30% )	0.23%	0.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.18%	(0.17% )	(0.66% )	(0.32% )	0.19%	0.85%
Portfolio turnover	3%	15%	14%	10%	12%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$17.307		$19.682	$19.398	$18.116	$14.048	$11.986

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)		0.081	0.053	0.165	0.095	0.065
Net realized and unrealized gain	2.587		1.559	1.158	1.309	4.070	2.026

Total from investment operations	2.562		1.640	1.211	1.474	4.165	2.091

Less dividends and distributions from:
Net investment income	—		(0.073)	(0.052)	(0.180)	(0.097)	(0.029)
Net realized gain	—		(3.942)	(0.875)	(0.012)	—	—

Total dividends and distributions	—		(4.015)	(0.927)	(0.192)	(0.097)	(0.029)

Net asset value, end of period	$19.869		$17.307	$19.682	$19.398	$18.116	$14.048

Total return[3]	14.80%		9.10%	6.47%	8.13%	29.65%	17.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$461,084		$363,045	$335,523	$315,752	$278,925	$211,217
Ratio of expenses to average net assets[4]	0.62%		0.61%	0.61%	0.61%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	(0.27%	)	0.43%	0.27%	0.88%	0.60%	0.48%
Portfolio turnover	1%		8%	8%	6%	9%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$18.186	$19.032	$19.921	$18.273	$13.864	$11.976

Income (loss) from investment operations:
Net investment income[2]	0.001	0.220	0.206	0.191	0.169	0.187
Net realized and unrealized gain (loss)	1.741	1.787	(0.020)	1.686	4.408	1.852

Total from investment operations	1.742	2.007	0.186	1.877	4.577	2.039

Less dividends and distributions from:
Net investment income	—	(0.298)	(0.263)	(0.211)	(0.168)	(0.151)
Net realized gain	—	(2.555)	(0.812)	(0.018)	—	—

Total dividends and distributions	—	(2.853)	(1.075)	(0.229)	(0.168)	(0.151)

Net asset value, end of period	$19.928	$18.186	$19.032	$19.921	$18.273	$13.864

Total return[3]	9.58%	11.16%	1.12%	10.26%	33.02%	17.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$390,092	$317,976	$285,452	$262,235	$230,210	$169,256
Ratio of expenses to average net assets[4]	0.60%	0.59%	0.59%	0.59%	0.61%	0.64%
Ratio of net investment income to average net assets	0.01%	1.17%	1.03%	1.00%	1.05%	1.41%
Portfolio turnover	1%	8%	6%	7%	9%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$12.634	$13.115	$13.985	$14.566	$12.135	$10.577

Income (loss) from investment operations:
Net investment income[2]	0.007	0.131	0.170	0.158	0.133	0.143
Net realized and unrealized gain (loss)	2.312	0.308	(0.846)	(0.594)	2.433	1.690

Total from investment operations	2.319	0.439	(0.676)	(0.436)	2.566	1.833

Less dividends and distributions from:
Net investment income	—	(0.133)	(0.192)	(0.125)	(0.135)	(0.264)
Net realized gain	—	(0.787)	(0.002)	(0.020)	—	—
Return of capital	—	—	—	—	—	(0.011)

Total dividends and distributions	—	(0.920)	(0.194)	(0.145)	(0.135)	(0.275)

Net asset value, end of period	$14.953	$12.634	$13.115	$13.985	$14.566	$12.135

Total return[3]	18.35%	3.15%	(4.84% )	(3.00% )	21.15%	17.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$165,999	$141,543	$144,162	$145,005	$142,730	$116,870
Ratio of expenses to average net assets[4]	0.62%	0.61%	0.61%	0.61%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.62%	0.61%	0.61%	0.61%	0.63%	0.67%
Ratio of net investment income to average net assets	0.11%	1.02%	1.19%	1.08%	1.01%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.11%	1.02%	1.19%	1.08%	1.01%	1.23%
Portfolio turnover	5%	11%	6%	6%	10%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2017, no advisory fees were charged to the Funds.

LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$3,832	$1,917	$11,338	$9,743	$4,313
Legal	926	463	2,738	2,353	1,041

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, the Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$10,701	$11,888	$54,147	$11,683	$9,511

The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable from LIAC	$—	$5,659	$—	$—	$—
Distribution fees payable to LFD	72,042	32,641	208,693	174,703	74,914
Printing and mailing fees payable to Lincoln Life	10,701	11,888	54,147	11,683	9,511
Shareholder servicing fees payable to Lincoln Life	3,799	1,721	11,004	9,212	3,950

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$22,563,085	$2,184,547	$88,471,064	$67,531,354	$7,948,908
Sales	3,488,766	4,355,627	3,132,680	2,195,314	7,447,883

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$138,243,249	$61,443,333	$403,862,601	$341,446,488	$141,575,729

Aggregate unrealized appreciation	$21,553,080	$10,762,781	$57,511,730	$48,858,177	$24,527,744
Aggregate unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$21,553,080	$10,762,781	$57,511,730	$48,858,177	$24,527,744

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Investment Companies	$159,796,329	$72,206,114	$461,374,331	$390,304,665	$166,103,473

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Service Class II	1,521,239	1,594,655	270,913	422,026	3,565,944	2,244,834
Shares reinvested:
Service Class II	—	650,087	—	346,847	—	4,102,975
Shares redeemed:
Service Class II	(688,149)	(1,564,848)	(416,941)	(847,424)	(1,336,897)	(2,417,875)

Net increase (decrease)	833,090	679,894	(146,028)	(78,551)	2,229,047	3,929,934

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Service Class II	3,005,245	2,070,470	926,298	1,016,401
Shares reinvested:
Service Class II	—	2,458,576	—	749,067
Shares redeemed:
Service Class II	(915,080)	(2,042,807)	(1,027,681)	(1,554,696)

Net increase (decrease)	2,090,165	2,486,239	(101,383)	210,772

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP American Funds–19

LVIP American Funds

Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Funds–20

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP American Global Allocation

Managed Risk Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP American Global Balanced Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*

Actual
Standard Class Shares	$1,000.00	$1,063.00	0.28%	$1.43
Service Class Shares	1,000.00	1,061.20	0.63%	3.22

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

LVIP American Global Growth Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*

Actual
Standard Class Shares	$1,000.00	$1,084.50	0.28%	$1.45
Service Class Shares	1,000.00	1,082.70	0.63%	3.25

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements of the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

LVIP American Global Balanced Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	3.71%

Fixed Income Fund	3.71%
Unaffiliated Investments	96.30%

Asset Allocation Fund	15.92%
Equity Funds	24.96%
Fixed Income Funds	37.13%
International Equity Funds	12.97%
International Fixed Income Fund	1.86%
Money Market Fund	3.46%

Total Value of Securities	100.01%

Liabilities Net of Receivables and Other Assets	(0.01%)

Total Net Assets	100.00%

LVIP American Global Growth Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	23.84%

Fixed Income Funds	18.85%
International Equity Fund	4.99%
Unaffiliated Investments	76.16%

Asset Allocation Fund	11.95%
Equity Funds	33.98%
Fixed Income Funds	4.28%
International Equity Funds	21.97%
Money Market Fund	3.98%

Total Value of Securities	100.00%

Liabilities Net of Receivables and Other Assets	0.00%

Total Net Assets	100.00%

LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.71%
Fixed Income Fund–3.71%
✢American Funds Insurance Series®–Mortgage Bond Fund	6,747,801	$71,661,643

Total Affiliated Investment (Cost $70,664,095)		71,661,643

UNAFFILIATED INVESTMENTS–96.30%
Asset Allocation Fund–15.92%
²American Funds®–Capital Income Builder	5,009,903	307,056,967

		307,056,967

Equity Funds–24.96%
²American Funds® –
AMCAP Fund	6,530,088	193,094,708
American Mutual Fund	4,433,136	172,626,309
✢American Funds Insurance Series®–Growth-Income Fund	2,539,777	115,737,619

		481,458,636

Fixed Income Funds–37.13%
²American Funds®–Intermediate Bond Fund of America	9,349,126	125,371,776
✢American Funds Insurance Series®–
Bond Fund	46,169,512	501,400,896
High-Income Bond Fund	5,099,097	53,642,502
U.S. Government/AAA-Rated Securities Fund	2,920,137	35,742,478

		716,157,652

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Funds–12.97%
²American Funds® –
EuroPacific Growth Fund	1,483,829	$77,040,425
New Perspective Fund	1,392,171	57,594,111
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,318,454	19,315,356
Global Small Capitalization Fund	2,544,481	57,861,499
New World Fund	1,701,538	38,386,688

		250,198,079

International Fixed Income Fund–1.86%
✢American Funds Insurance Series®–Global Bond Fund	3,054,691	35,800,974

		35,800,974

Money Market Fund–3.46%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	66,818,437	66,818,437

		66,818,437

Total Unaffiliated Investments (Cost $1,730,582,132)		1,857,490,745

TOTAL VALUE OF SECURITIES–100.01% (Cost $1,801,246,227)	1,929,152,388
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(288,892)

NET ASSETS APPLICABLE TO 168,813,201 SHARES OUTSTANDING–100.00%	$1,928,863,496

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–23.84%
Fixed Income Funds–18.85%
✢American Funds Insurance Series®–
Bond Fund	55,174,961	$599,200,078
Mortgage Bond Fund	8,906,910	94,591,383

		693,791,461

International Equity Fund–4.99%
✢American Funds Insurance Series®–New World Fund	8,140,297	183,645,091

		183,645,091

Total Affiliated Investments (Cost $861,682,232)		877,436,552

UNAFFILIATED INVESTMENTS–76.16%
Asset Allocation Fund–11.95%
²American Funds® – Capital Income Builder	7,173,838	439,684,550

		439,684,550

Equity Funds–33.98%
²American Funds® –
AMCAP Fund	14,979,841	442,953,886
American Mutual Fund	10,352,124	403,111,703
✢American Funds Insurance Series®–Growth-Income Fund	8,876,532	404,503,571

		1,250,569,160

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds–4.28%
²American Funds®–Intermediate Bond Fund of America	7,052,269	$94,570,932
✢American Funds Insurance Series®–High-Income Bond Fund	5,975,140	62,858,472

		157,429,404

International Equity Funds–21.97%
²American Funds® –
EuroPacific Growth Fund	7,081,305	367,661,368
New Perspective Fund	5,317,516	219,985,631
✢American Funds Insurance Series® –
Global Growth & Income Fund	2,505,844	36,710,616
Global Small Capitalization Fund	8,101,636	184,231,208

		808,588,823

Money Market Fund–3.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%) 146,393,159		146,393,158

		146,393,158

Total Unaffiliated Investments (Cost $2,506,426,931)		2,802,665,095

TOTAL VALUE OF SECURITIES–100.00% (Cost $3,368,109,163)	3,680,101,647
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(17,435)

NET ASSETS APPLICABLE TO 309,989,750 SHARES OUTSTANDING–100.00%	$3,680,084,212

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$71,661,643	$877,436,552
Unaffiliated investments, at value	1,857,490,745	2,802,665,095

Total investments, at value	1,929,152,388	3,680,101,647
Receivable for investments sold	1,012,617	1,814,352
Dividends receivable from investments	111,194	132,223
Receivable for fund shares sold.	61,370	588,229

TOTAL ASSETS	1,930,337,569	3,682,636,451

LIABILITIES:
Due to manager and affiliates	1,029,256	1,943,155
Other accrued expenses payable	54,902	87,090
Payable for fund shares redeemed	389,915	521,994

TOTAL LIABILITIES	1,474,073	2,552,239

TOTAL NET ASSETS	$1,928,863,496	$3,680,084,212

Affiliated investments, at cost	$70,664,095	$861,682,232
Unaffiliated investments, at cost	1,730,582,132	2,506,426,931

Total investments, at cost	$1,801,246,227	$3,368,109,163

Standard Class:
Net Assets	$696,746	$642,490
Shares Outstanding	60,861	54,016
Net Asset Value Per Share	$11.448	$11.894

Service Class:
Net Assets	$1,928,166,750	$3,679,441,722
Shares Outstanding	168,752,340	309,935,734
Net Asset Value Per Share	$11.426	$11.872

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,797,080,106	$3,404,446,697
Undistributed net investment income	8,235,559	12,369,104
Accumulated net realized loss on investments	(4,358,330)	(48,724,073)
Net unrealized appreciation of investments	127,906,161	311,992,484

TOTAL NET ASSETS	$1,928,863,496	$3,680,084,212

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$226,061	$4,782,417
Dividends from unaffiliated investments	13,870,235	18,799,383

	14,096,296	23,581,800

EXPENSES:
Distribution fees-Service Class	3,377,683	6,384,773
Management fees	2,413,478	4,561,386
Shareholder servicing fees	94,395	179,014
Accounting and administration expenses	84,546	146,475
Professional fees	34,115	51,763
Reports and statements to shareholders	29,946	39,013
Trustees’ fees and expenses	26,180	49,503
Custodian fees	13,229	30,389
Consulting fees	3,873	5,818
Pricing fees	32	193
Other	8,757	16,502

Total operating expenses	6,086,234	11,464,829

NET INVESTMENT INCOME	8,010,062	12,116,971

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	458,973	11,199,673
Distributions from unaffiliated investments.	18,017,119	34,448,706
Sale of affiliated investments	(19,005)	(7,398,726)
Sale of unaffiliated investments	1,807,955	9,985,965

Net realized gain	20,265,042	48,235,618

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	479,161	37,126,047
Unaffiliated investments	86,993,797	195,080,163

Net change in unrealized appreciation (depreciation)	87,472,958	232,206,210

NET REALIZED AND UNREALIZED GAIN	107,738,000	280,441,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,748,062	$292,558,799

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,010,062	$29,961,096	$12,116,971	$48,639,135
Net realized gain (loss)	20,265,042	(10,068,157)	48,235,618	(71,572,368)
Net change in unrealized appreciation (depreciation)	87,472,958	62,739,812	232,206,210	132,892,531

Net increase in net assets resulting from operations	115,748,062	82,632,751	292,558,799	109,959,298

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(13,250)	—	(15,459)
Service Class	—	(32,520,371)	—	(51,764,390)

	—	(32,533,621)	—	(51,779,849)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	176	76,313	11,313	467,051
Service Class	40,712,211	134,654,449	47,588,436	141,248,058
Reinvestment of dividends and distributions:
Standard Class	—	13,250	—	15,459
Service Class	—	32,520,371	—	51,764,390

	40,712,387	167,264,383	47,599,749	193,494,958

Cost of shares redeemed:
Standard Class	(6,345)	(11,925)	(317,119)	(518,990)
Service Class	(176,121,144)	(263,717,671)	(349,039,128)	(508,612,319)

	(176,127,489)	(263,729,596)	(349,356,247)	(509,131,309)

Decrease in net assets derived from capital share transactions	(135,415,102)	(96,465,213)	(301,756,498)	(315,636,351)

NET DECREASE IN NET ASSETS	(19,667,040)	(46,366,083)	(9,197,699)	(257,456,902)
NET ASSETS:
Beginning of period	1,948,530,536	1,994,896,619	3,689,281,911	3,946,738,813

End of period	$1,928,863,496	$1,948,530,536	$3,680,084,212	$3,689,281,911

Undistributed net investment income	$8,235,559	$225,497	$12,369,104	$252,133

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund
	Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended				3/16/12[3] to 12/31/12
		12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.770	$10.503	$11.223	$11.066	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.065	0.200	0.199	0.241	0.237	0.337
Net realized and unrealized gain (loss)	0.613	0.287	(0.434)	0.366	1.110	(0.038)

Total from investment operations	0.678	0.487	(0.235)	0.607	1.347	0.299

Less dividends and distributions from:
Net investment income	—	(0.220)	(0.314)	(0.232)	(0.195)	(0.155)
Net realized gain	—	—	(0.120)	(0.218)	(0.230)	—
Return of capital	—	—	(0.051)	—	—	—

Total dividends and distributions	—	(0.220)	(0.485)	(0.450)	(0.425)	(0.155)

Net asset value, end of period	$11.448	$10.770	$10.503	$11.223	$11.066	$10.144

Total return[5]	6.30%	4.64%	(2.10% )	5.49%	13.29%	3.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$696	$662	$567	$553	$657	$11
Ratio of expenses to average net assets[6]	0.28%	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.27%	0.27%	0.27%	0.28%	0.30%
Ratio of net investment income to average net assets	1.18%	1.86%	1.77%	2.11%	2.17%	4.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.18%	1.86%	1.77%	2.11%	2.16%	4.27%
Portfolio turnover	13%	22%	20%	12%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund
	Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	Year Ended		12/31/13	3/16/12[3] to 12/31/12
			12/31/15	12/31/14

Net asset value, beginning of period	$10.767	$10.501	$11.221	$11.065	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.046	0.162	0.159	0.201	0.197	0.318
Net realized and unrealized gain (loss)	0.613	0.287	(0.433)	0.365	1.111	(0.047)

Total from investment operations	0.659	0.449	(0.274)	0.566	1.308	0.271

Less dividends and distributions from:
Net investment income	—	(0.183)	(0.275)	(0.192)	(0.157)	(0.127)
Net realized gain	—	—	(0.120)	(0.218)	(0.230)	—
Return of capital	—	—	(0.051)	—		—

Total dividends and distributions	—	(0.183)	(0.446)	(0.410)	(0.387)	(0.127)

Net asset value, end of period	$11.426	$10.767	$10.501	$11.221	$11.065	$10.144

Total return[5]	6.12%	4.27%	(2.45%)	5.13%	12.91%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,928,167	$1,947,869	$1,994,330	$1,885,717	$1,375,950	$569,265
Ratio of expenses to average net assets[6]	0.63%	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.62%	0.62%	0.62%	0.63%	0.65%
Ratio of net investment income to average net assets	0.83%	1.51%	1.42%	1.77%	1.82%	3.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	1.51%	1.42%	1.77%	1.81%	3.92%
Portfolio turnover	13%	22%	20%	12%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Growth Allocation Managed Risk Fund
	Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	Year Ended		12/31/13	3/16/12[3] to 12/31/12
			12/31/15	12/31/14

Net asset value, beginning of period	$10.967	$10.803	$11.574	$11.648	$10.214	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.058	0.176	0.190	0.232	0.243	0.325
Net realized and unrealized gain (loss)	0.869	0.182	(0.555)	0.069	1.542	0.037

Total from investment operations.	0.927	0.358	(0.365)	0.301	1.785	0.362

Less dividends and distributions from:
Net investment income	—	(0.194)	(0.264)	(0.232)	(0.161)	(0.148)
Net realized gain	—	—	(0.027)	(0.143)	(0.190)	—
Return of capital	—	—	(0.115)	—	—	—

Total dividends and distributions	—	(0.194)	(0.406)	(0.375)	(0.351)	(0.148)

Net asset value, end of period	$11.894	$10.967	$10.803	$11.574	$11.648	$10.214

Total return[5]	8.45%	3.31%	(3.16% )	2.56%	17.49%	3.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$642	$890	$914	$878	$488	$19
Ratio of expenses to average net assets[6]	0.28%	0.27%	0.27%	0.26%	0.26%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.27%	0.27%	0.26%	0.27%	0.29%
Ratio of net investment income to average net assets	1.01%	1.62%	1.63%	1.95%	2.13%	4.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.62%	1.63%	1.95%	2.12%	4.09%
Portfolio turnover	11%	25%	22%	15%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Allocation Managed Risk Fund
	Service Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended				3/16/12[3] to 12/31/12
		12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.965	$10.802	$11.572	$11.647	$10.214	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.038	0.138	0.149	0.190	0.198	0.304
Net realized and unrealized gain (loss)	0.869	0.181	(0.553)	0.069	1.547	0.030

Total from investment operations	0.907	0.319	(0.404)	0.259	1.745	0.334

Less dividends and distributions from:
Net investment income	—	(0.156)	(0.224)	(0.191)	(0.122)	(0.120)
Net realized gain	—	—	(0.027)	(0.143)	(0.190)	—
Return of capital	—	—	(0.115)	—		—

Total dividends and distributions	—	(0.156)	(0.366)	(0.334)	(0.312)	(0.120)

Net asset value, end of period	$11.872	$10.965	$10.802	$11.572	$11.647	$10.214

Total return[5]	8.27%	2.94%	(3.49% )	2.20%	17.10%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,679,442	$3,688,392	$3,945,825	$3,768,318	$2,544,418	$789,986
Ratio of expenses to average net assets[6]	0.63%	0.62%	0.62%	0.61%	0.61%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.62%	0.62%	0.61%	0.62%	0.64%
Ratio of net investment income to average net assets	0.66%	1.27%	1.28%	1.60%	1.78%	3.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.66%	1.27%	1.28%	1.60%	1.77%	3.74%
Portfolio turnover	11%	25%	22%	15%	48%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.

The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 to and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2017 and for the open tax years (years ended December 31, 2013-December 31, 2016) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is calculated daily and paid monthly. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds’ managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, fees for these administrative and legal services were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$55,371	$104,675
Legal.	13,363	25,261

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, the each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the average daily net assets of each Fund, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$22,647	$26,827

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Funds had liabilities payable to affiliates as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$400,163	$761,730
Distribution fees payable to LFD	560,027	1,066,237
Shareholder servicing fees payable to Lincoln Life	46,419	88,361
Printing and mailing fees payable to Lincoln Life	22,647	26,827

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

LVIP American Global Balanced Allocation Managed Risk Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Bond Fund*	$639,157,709	$—	$—	$—	$—	$—	$—	$—
American Funds Insurance Series® - Mortgage Bond Fund	75,107,944	3,110,168	7,016,625	(19,005)	479,161	71,661,643	226,061	458,973

Total	$714,265,653	$3,110,168	$7,016,625	$(19,005)	$479,161	$71,661,643	$226,061	$458,973

*Issuer is not an affiliated investment of the Fund at June 30, 2017.

LVIP American Global Growth Allocation Managed Risk Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Bond Fund	$745,289,989	$41,289,000	$192,329,001	$(5,505,618)	$10,455,708	$599,200,078	$4,154,961	$10,552,281
American Funds Insurance Series® - Mortgage Bond Fund	106,351,919	5,175,208	17,592,785	9,293	647,748	94,591,383	318,865	647,392
American Funds Insurance Series® - New World Fund	175,883,458	1,542,236	17,900,793	(1,902,401)	26,022,591	183,645,091	308,591	—

Total	$1,027,525,366	$48,006,444	$227,822,579	$(7,398,726)	$37,126,047	$877,436,552	$4,782,417	$11,199,673

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$252,650,320	$385,763,536
Sales	360,877,563	633,007,183

LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments	$1,801,246,227	$3,368,109,163

Aggregate unrealized appreciation	$133,079,216	$315,887,340
Aggregate unrealized depreciation	(5,173,055)	(3,894,856)

Net unrealized appreciation	$127,906,161	$311,992,484

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Short term.	$7,416,528	$45,295,413
Long-term	—	7,177,433

Total	$7,416,528	$52,472,846

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1 Investments: Assets:	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund

Affiliated Investments	$71,661,643	$877,436,552
Unaffiliated Investments	1,857,490,745	2,802,665,095

Total Investments	$1,929,152,388	$3,680,101,647

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	16	7,358	992	42,704
Service Class	3,654,681	12,586,537	4,134,186	13,045,339
Shares reinvested:
Standard Class	—	1,230	—	1,407
Service Class	—	3,018,412	—	4,714,426

	3,654,697	15,613,537	4,135,178	17,803,876

Shares redeemed:
Standard Class	(568)	(1,106)	(28,123)	(47,539)
Service Class	(15,807,721)	(24,611,427)	(30,580,629)	(46,654,098)

	(15,808,289)	(24,612,533)	(30,608,752)	(46,701,637)

Net decrease	(12,153,592)	(8,998,996)	(26,473,574)	(28,897,761)

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Global Allocation Managed Risk Funds–16

LVIP American Preservation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP American Preservation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*

Actual
Standard Class Shares	$1,000.00	$1,014.50	0.19%	$0.95
Service Class Shares	1,000.00	1,012.70	0.54%	2.69

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.12	0.54%	2.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	10.00%
Fixed Income Fund	5.00%
Money Market Fund	5.00%
Unaffiliated Investments	90.06%
Fixed Income Funds	89.06%
International Fixed Income Fund	1.00%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–10.00%
Fixed Income Fund–5.00%
✢American Funds Insurance Series® – Mortgage Bond Fund	3,035,515	$32,237,167

		32,237,167

Money Market Fund–5.00%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.47%)	3,227,179	32,271,788

		32,271,788

Total Affiliated Investments (Cost $64,409,177)		64,508,955

UNAFFILIATED INVESTMENTS–90.06%
Fixed Income Funds–89.06%
✧American Funds® –
Bond Fund of America	1,002,584	12,953,381
Intermediate Bond Fund of America	13,000,664	174,338,901
Short-Term Bond Fund of America	27,952,245	277,845,320

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series® –
Bond Fund	2,969,131	$32,244,766
High-Income Bond Fund	1,836,796	19,323,089
U.S. Government/AAA-Rated Securities Fund	4,743,985	58,066,380

		574,771,837

International Fixed Income Fund–1.00%
✢American Funds Insurance Series® – Global Bond Fund	551,112	6,459,037

		6,459,037

Total Unaffiliated Investments (Cost $581,567,990)		581,230,874

TOTAL VALUE OF SECURITIES–100.06% (Cost $645,977,167)	645,739,829
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(394,829)

NET ASSETS APPLICABLE TO 65,120,556 SHARES OUTSTANDING–100.00%	$645,345,000

✧	Class R-6 shares.
*	Standard Class shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–3

LVIP American Preservation Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments. at value	$64,508,955
Unaffiliated investments. at value	581,230,874

Total investments, at value	645,739,829
Receivable for investments sold	1,842,295
Dividends receivable from investments	616,703
Receivable for fund shares sold	72,806

TOTAL ASSETS	648,271,633

LIABILITIES:
Cash due to custodian	2,458,713
Due to manager and affiliates	287,902
Payable for fund shares redeemed	153,248
Other accrued expenses payable	26,770

TOTAL LIABILITIES	2,926,633

TOTAL NET ASSETS	$645,345,000

Affiliated investments, at cost	$64,409,177
Unaffiliated investments, at cost	581,567,990

Total investments, at cost	$645,977,167

Standard Class:
Net Assets	$124,804
Shares Outstanding	12,572
Net Asset Value Per Share	$9.927

Service Class:
Net Assets	$645,220,196
Shares Outstanding	65,107,984
Net Asset Value Per Share	$9.910

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$645,864,686
Undistributed net investment income	3,304,778
Accumulated net realized loss on investments	(3,587,126)
Net unrealized depreciation of investments	(237,338)

TOTAL NET ASSETS	$645,345,000

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–4

LVIP American Preservation Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated investments	$120,917
Dividends from unaffiliated investments	4,037,095

4,158,012

EXPENSES:
Distribution fees-Service Class	1,080,631
Management fees	772,036
Accounting and administration expenses	36,706
Shareholder servicing fees	31,214
Professional fees	18,974
Reports and statements to shareholders	10,516
Trustees’ fees and expenses	8,110
Custodian fees	3,886
Consulting fees	1,524
Pricing fees	40
Other	1,774

1,965,411
Less:
Management fees waived	(308,814)

Total operating expenses	1,656,597

NET INVESTMENT INCOME	2,501,415

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	202,747
Distributions from unaffiliated investments	795,117
Sale of affiliated investments	(14,883)
Sale of unaffiliated investments	(888,551)

Net realized gain	94,430

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	183,848
Unaffiliated investments	5,051,042

Net change in unrealized appreciation (depreciation)	5,234,890

NET REALIZED AND UNREALIZED GAIN	5,329,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,830,735

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,501,415	$5,774,386
Net realized gain	94,430	137,039
Net change in unrealized appreciation (depreciation)	5,234,890	897,219

Net increase in net assets resulting from operations	7,830,735	6,808,644

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,218)
Service Class	—	(7,116,062)

	—	(7,120,280)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,337	344,438
Service Class	120,270,552	248,744,755
Reinvestment of dividends and distributions:
Standard Class	—	4,218
Service Class	—	7,116,062

	120,279,889	256,209,473

Cost of shares redeemed:
Standard Class	(136,446)	(175,104)
Service Class	(62,820,513)	(110,298,784)

	(62,956,959)	(110,473,888)

Increase in net assets derived from capital share transactions	57,322,930	145,735,585

NET INCREASE IN NET ASSETS	65,153,665	145,423,949
NET ASSETS:
Beginning of period	580,191,335	434,767,386

End of period	$645,345,000	$580,191,335

Undistributed net investment income	$3,304,778	$803,363

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–5

LVIP American Preservation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Standard Class
	Six Months
	Ended					8/29/12[2]
	6/30/17[1]	Year Ended				to
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.785	$9.755	$9.888	$9.788	$10.020	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.057	0.145	0.150	0.137	0.153	0.239
Net realized and unrealized gain (loss)	0.085	0.042	(0.119)	0.073	(0.264)	(0.187)

Total from investment operations	0.142	0.187	0.031	0.210	(0.111)	0.052

Less dividends and distributions from:
Net investment income	—	(0.157)	(0.164)	(0.110)	(0.121)	(0.032)

Total dividends and distributions	—	(0.157)	(0.164)	(0.110)	(0.121)	(0.032)

Net asset value, end of period	$9.927	$9.785	$9.755	$9.888	$9.788	$10.020

Total return[4]	1.45%	1.92%	0.31%	2.14%	(1.09% )	0.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$125	$250	$81	$128	$224	$10
Ratio of expenses to average net assets[5]	0.19%	0.18%	0.18%	0.19%	0.23%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.29%	0.28%	0.28%	0.29%	0.35%	1.39%
Ratio of net investment income to average net assets	1.16%	1.45%	1.50%	1.38%	1.54%	6.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.06%	1.35%	1.40%	1.28%	1.42%	5.84%
Portfolio turnover	15%	14%	21%	13%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP American Preservation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Service Class
	Six Months
	Ended					8/29/12[2]
	6/30/17[1]	Year Ended				to
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.786	$9.755	$9.888	$9.789	$10.018	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.040	0.110	0.115	0.102	0.118	0.227
Net realized and unrealized gain (loss)	0.084	0.043	(0.119)	0.073	(0.262)	(0.188)

Total from investment operations	0.124	0.153	(0.004)	0.175	(0.144)	0.039

Less dividends and distributions from:
Net investment income	—	(0.122)	(0.129)	(0.076)	(0.085)	(0.021)

Total dividends and distributions	—	(0.122)	(0.129)	(0.076)	(0.085)	(0.021)

Net asset value, end of period	$9.910	$9.786	$9.755	$9.888	$9.789	$10.018

Total return[4]	1.27%	1.57%	(0.04% )	1.78%	(1.43% )	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$645,220	$579,941	$434,686	$301,155	$162,846	$32,209
Ratio of expenses to average net assets[5]	0.54%	0.53%	0.53%	0.54%	0.58%	0.60%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.64%	0.63%	0.63%	0.64%	0.70%	1.74%
Ratio of net investment income to average net assets	0.81%	1.10%	1.15%	1.03%	1.19%	6.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.71%	1.00%	1.05%	0.93%	1.07%	5.49%
Portfolio turnover	15%	14%	21%	13%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–7

LVIP American Preservation Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek current income, consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investments companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP American Preservation Fund–8

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$17,291
Legal	4,175

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,557 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$79,787
Distribution fees payable to LFD	186,133
Shareholder servicing fees payable to Lincoln Life	15,425
Printing & mailing fees payable to Lincoln Life	6,557

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP American Preservation Fund–9

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$28,954,664	$4,035,241	$921,703	$(14,883)	$183,848	$32,237,167	$99,861	$202,747
LVIP Money Market Fund	11,615,760	21,059,556	403,528	—	—	32,271,788	21,056	—

Total	$40,570,424	$25,094,797	$1,325,231	$(14,883)	$183,848	$64,508,955	$120,917	$202,747

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$155,843,261
Sales	94,292,586

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$645,977,167

Aggregate unrealized appreciation	$1,774,164
Aggregate unrealized depreciation	(2,011,502)

Net unrealized depreciation	$(237,338)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$193,084	$1,069,595	$1,262,679

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Preservation Fund–10

LVIP American Preservation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$64,508,955
Unaffiliated Investments	581,230,874

Total Investments	$645,739,829

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	948	34,309
Service Class	12,216,657	25,077,891
Shares reinvested:
Standard Class	—	431
Service Class	—	727,190

	12,217,605	25,839,821

Shares redeemed:
Standard Class	(13,946)	(17,505)
Service Class	(6,373,405)	(11,102,526)

	(6,387,351)	(11,120,031)

Net increase	5,830,254	14,719,790

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Preservation Fund–11

LVIP Baron Growth Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Baron Growth Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,172.10	0.96%	$5.17
Service Class Shares	1,000.00	1,170.60	1.21%	6.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.03	0.96%	$4.81
Service Class Shares	1,000.00	1,018.79	1.21%	6.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	92.30%

Building Products	3.98%
Capital Markets	8.59%
Diversified Consumer Services	3.93%
Diversified Telecommunication Services	1.00%
Electronic Equipment, Instruments & Components	0.68%
Equity Real Estate Investment Trusts	7.65%
Food & Staples Retailing	1.79%
Food Products	1.40%
Health Care Equipment & Supplies	6.07%
Health Care Technology	0.54%
Hotels, Restaurants & Leisure	20.48%
Household Products	1.25%
Insurance	6.82%
Internet & Direct Marketing Retail	0.48%
Internet Software & Services	5.35%
IT Services	5.82%
Life Sciences Tools & Services	2.56%
Machinery	1.39%
Media	1.12%
Software	7.45%
Specialty Retail	0.63%
Textiles, Apparel & Luxury Goods	1.95%
Thrift & Mortgage Finance	0.23%
Trading Companies & Distributors	1.14%

Convertible Preferred Stock	0.20%

Master Limited Partnerships	1.37%

Money Market Fund	7.14%

Total Value of Securities	101.01%

Liabilities Net of Receivables and Other Assets	(1.01%	)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Vail Resorts	8.23%
Marriott Vacations Worldwide	4.05%
CoStar Group	3.99%
Arch Capital Group	3.73%
Gartner	3.73%
IDEXX Laboratories	3.62%
Choice Hotels International	3.47%
Gaming and Leisure Properties	3.02%
ANSYS	2.67%
SS&C Technologies Holdings	2.53%

Total	39.04%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.30%
Building Products–3.98%
†Caesarstone	115,000	$4,030,750
†Masonite International	131,000	9,890,500
†Trex	132,500	8,964,950

		22,886,200

Capital Markets–8.59%
Cohen & Steers	191,000	7,743,140
FactSet Research Systems	50,900	8,458,562
Financial Engines	215,000	7,869,000
Moelis & Co. Class A	151,000	5,866,350
Morningstar	84,000	6,580,560
MSCI Class A	125,000	12,873,750

		49,391,362

Diversified Consumer Services–3.93%
†Bright Horizons Family Solutions	165,000	12,739,650
†Nord Anglia Education	301,741	9,827,704

		22,567,354

Diversified Telecommunication Services–1.00%
†Iridium Communications	519,673	5,742,387

		5,742,387

Electronic Equipment, Instruments & Components–0.68%
Littelfuse	23,870	3,938,550

		3,938,550

Equity Real Estate Investment Trusts–7.65%
Alexander’s	11,100	4,678,206
Alexandria Real Estate Equities	57,000	6,866,790
American Assets Trust	63,027	2,482,634
Douglas Emmett	330,000	12,609,300
Gaming and Leisure Properties	460,000	17,328,200

		43,965,130

Food & Staples Retailing–1.79%
†Performance Food Group	247,000	6,767,800
†Smart & Final Stores	386,000	3,512,600

		10,280,400

Food Products–1.40%
†TreeHouse Foods	98,200	8,021,958

		8,021,958

Health Care Equipment & Supplies–6.07%
†Glaukos	116,522	4,832,167
†IDEXX Laboratories	129,000	20,823,180
†Neogen	32,550	2,249,531
West Pharmaceutical Services	74,000	6,994,480

		34,899,358

Health Care Technology–0.54%
†Evolent Health Class A	9,000	228,150

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Inovalon Holdings Class A	220,000	$2,893,000

		3,121,150

Hotels, Restaurants & Leisure–20.48%
Boyd Gaming	145,000	3,597,450
Choice Hotels International	310,000	19,917,500
ClubCorp Holdings	265,000	3,471,500
Marriott Vacations Worldwide	197,500	23,255,625
†Penn National Gaming	363,500	7,778,900
†Pinnacle Entertainment	303,819	6,003,463
Red Rock Resorts Class A	270,100	6,360,855
Vail Resorts	233,300	47,320,239

		117,705,532

Household Products–1.25%
Church & Dwight	138,000	7,159,440

		7,159,440

Insurance–6.82%
†Arch Capital Group	230,000	21,456,700
Kinsale Capital Group	92,129	3,437,333
Primerica	188,512	14,279,784

		39,173,817

Internet & Direct Marketing Retail–0.48%
†AO World	1,825,871	2,764,548

		2,764,548

Internet Software & Services–5.35%
†Benefitfocus	189,112	6,874,221
†CoStar Group	87,000	22,933,200
†Wix.com	13,115	912,804

		30,720,225

IT Services–5.82%
†Gartner	173,600	21,441,336
MAXIMUS	191,500	11,993,645

		33,434,981

Life Sciences Tools & Services–2.56%
Bio-Techne	48,500	5,698,750
†Mettler-Toledo International	15,300	9,004,662

		14,703,412

Machinery–1.39%
†Middleby	65,850	8,001,434

		8,001,434

Media–1.12%
Manchester United Class A	396,063	6,436,024

		6,436,024

Software–7.45%
†ANSYS	126,000	15,331,680
†Guidewire Software	95,000	6,527,450

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Pegasystems	110,000	$6,418,500
SS&C Technologies Holdings	379,000	14,557,390

		42,835,020

Specialty Retail–0.63%
Camping World Holdings Class A	23,500	724,975
Dick’s Sporting Goods	73,000	2,907,590

		3,632,565

Textiles, Apparel & Luxury Goods–1.95%
†Under Armour Class A	274,000	5,962,240
†Under Armour Class C	261,251	5,266,820

		11,229,060

Thrift & Mortgage Finance–0.23%
†Essent Group	36,000	1,337,040

		1,337,040

Trading Companies & Distributors–1.14%
Air Lease	175,000	6,538,000

		6,538,000

Total Common Stock (Cost $219,346,078)		530,484,947

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.20%
Iridium Communications
6.75% exercise price $7.47	2,926	$1,129,436

Total Convertible Preferred Stock (Cost $731,500)		1,129,436

MASTER LIMITED PARTNERSHIPS–1.37%
Carlyle Group	162,500	3,209,375
Oaktree Capital Group	100,000	4,660,000

Total Master Limited Partnerships (Cost $6,920,059)		7,869,375

MONEY MARKET FUND–7.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	41,014,122	41,014,122

Total Money Market Fund (Cost $41,014,122)		41,014,122

TOTAL VALUE OF SECURITIES–101.01% (Cost $268,011,759)	580,497,880
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.01%)	(5,791,632)

NET ASSETS APPLICABLE TO 12,202,740 SHARES OUTSTANDING–100.00%	$574,706,248

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($36,330,823 / 754,392 Shares)	$48.159

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($538,375,425 / 11,448,348 Shares)	$47.026

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$215,530,793
Accumulated net investment loss	(504,694)
Accumulated net realized gain on investments	47,194,028
Net unrealized appreciation of investments	312,486,121

TOTAL NET ASSETS	$574,706,248

†   Non-income producing for the period.

« Includes $6,343,258 payable for securities purchased, $96,508 payable for fund shares redeemed, $579,418 due to manager and affiliates and $18,443 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2017.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$2,692,660

EXPENSES:
Management fees	2,665,831
Distribution fees-Service Class	633,662
Accounting and administration expenses	66,193
Reports and statements to shareholders	33,835
Shareholder servicing fees	27,449
Professional fees	22,606
Trustees’ fees and expenses	7,053
Custodian fees	5,586
Consulting fees	1,437
Pricing fees	116
Other	3,897

3,467,665
Less:

Management fees waived	(240,583)

Expenses reimbursed	(29,728)

Total operating expenses	3,197,354

NET INVESTMENT LOSS	(504,694)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	25,625,564
Foreign currencies	(3,390)

Net realized gain	25,622,174

Net change in unrealized appreciation (depreciation) of:
Investments	58,098,806
Foreign currencies	(6)

Net change in unrealized appreciation (depreciation)	58,098,800

NET REALIZED AND UNREALIZED GAIN	83,720,974

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,216,280

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(504,694)	$1,729,293
Net realized gain	25,622,174	22,124,821
Net change in unrealized appreciation (depreciation)	58,098,800	3,322,963

Net increase in net assets resulting from operations	83,216,280	27,177,077

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(175,577)
Service Class	—	(2,403,811)
Net realized gain:
Standard Class	—	(1,589,935)
Service Class	—	(33,844,955)

	—	(38,014,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,821,682	8,191,603
Service Class	35,199,505	42,818,568
Reinvestment of dividends and distributions:
Standard Class	—	1,765,512
Service Class	—	36,248,766

	47,021,187	89,024,449

Cost of shares redeemed:
Standard Class	(3,143,836)	(12,079,842)
Service Class	(49,722,671)	(106,499,335)

	(52,866,507)	(118,579,177)

Decrease in net assets derived from capital share transactions	(5,845,320)	(29,554,728)

NET INCREASE (DECREASE) IN NET ASSETS	77,370,960	(40,391,929)
NET ASSETS:
Beginning of period	497,335,288	537,727,217

End of period	$574,706,248	$497,335,288

Accumulated net investment loss	$(504,694)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/17[1]		Year Ended
	(unaudited)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$41.088		$41.922	$47.819	$45.941	$35.526	$31.857

Income (loss) from investment operations:
Net investment income (loss)[2]	0.011		0.240	(0.017)	0.092	0.032	0.681
Net realized and unrealized gain (loss)	7.060		2.219	(2.102)	2.244	13.978	5.155

Total from investment operations	7.071		2.459	(2.119)	2.336	14.010	5.836

Less dividends and distributions from:
Net investment income	—		(0.305)	—	(0.197)	(0.184)	(0.483)
Net realized gain	—		(2.988)	(3.778)	(0.261)	(3.411)	(1.684)

Total dividends and distributions	—		(3.293)	(3.778)	(0.458)	(3.595)	(2.167)

Net asset value, end of period	$48.159		$41.088	$41.922	$47.819	$45.941	$35.526

Total return[3]	17.21%		5.83%	(4.53% )	5.12%	40.41%	18.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,331		$23,668	$26,105	$8,964	$16,739	$10,415
Ratio of expenses to average net assets	0.96%		1.01%	1.01%	1.01%	1.03%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%		1.05%	1.05%	1.05%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets	0.05%		0.58%	(0.03% )	0.20%	0.08%	1.97%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%	)	0.54%	(0.07% )	0.16%	0.05%	1.93%
Portfolio turnover	3%		8%	12%	12%	6%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/17[1]		Year Ended
	(unaudited)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$40.172		$41.063	$47.034	$45.201	$35.084	$31.488

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.044)		0.133	(0.133)	(0.022)	(0.071)	0.586
Net realized and unrealized gain (loss)	6.898		2.168	(2.060)	2.201	13.783	5.092

Total from investment operations	6.854		2.301	(2.193)	2.179	13.712	5.678

Less dividends and distributions from:
Net investment income	—		(0.204)	—	(0.085)	(0.184)	(0.398)
Net realized gain	—		(2.988)	(3.778)	(0.261)	(3.411)	(1.684)

Total dividends and distributions	—		(3.192)	(3.778)	(0.346)	(3.595)	(2.082)

Net asset value, end of period	$47.026		$40.172	$41.063	$47.034	$45.201	$35.084

Total return[3]	17.06%		5.57%	(4.77% )	4.85%	40.06%	18.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$538,375		$473,667	$511,622	$576,278	$590,082	$404,872
Ratio of expenses to average net assets	1.21%		1.26%	1.26%	1.26%	1.28%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.31%		1.30%	1.30%	1.30%	1.31%	1.33%
Ratio of net investment income (loss) to average net assets	(0.20%	)	0.33%	(0.28% )	(0.05% )	(0.17% )	1.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%	)	0.29%	(0.32% )	(0.09% )	(0.20% )	1.68%
Portfolio turnover	3%		8%	12%	12%	6%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $196 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.06% on the first $250 million of average daily net assets of the Fund; 0.11% on the next $250 million, 0.16% on the next $200 million; 0.17% on the next $50 million; and 0.22% in excess of $750 million of average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2017, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.96% of the average daily net assets for the Standard Class and 1.21% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, cost for these administrative and legal services were as follows:

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Administrative	$14,895
Legal	3,596

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and Statements to Shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $27,754 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had receivable due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$18,443
Management fees payable to LIAC	426,562
Distribution fees payable to LFD	111,440
Shareholder servicing fees payable to Lincoln Life	13,662
Printing and mailing fees payable to Lincoln Life	27,754

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,510,965
Sales	49,941,795

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$268,011,759

Aggregate unrealized appreciation	$320,585,453
Aggregate unrealized depreciation	(8,099,332)

Net unrealized appreciation	$312,486,121

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$530,484,947
Convertible Preferred Stock	1,129,436
Master Limited Partnerships	7,869,375
Money Market Fund	41,014,122

Total Investments	$580,497,880

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	248,641	198,522
Service Class	790,701	1,060,985
Shares reinvested:
Standard Class	—	42,482
Service Class	—	893,952

	1,039,342	2,195,941

Shares redeemed:
Standard Class	(70,288)	(287,678)
Service Class	(1,133,451)	(2,623,278)

	(1,203,739)	(2,910,956)

Net decrease	(164,397)	(715,015)

5. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

5. Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock Dividend Value

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,063.40	0.66%	$3.38
Service Class Shares	1,000.00	1,062.10	0.91%	4.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Service Class Shares	1,000.00	1,020.28	0.91%	4.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	89.74%
Aerospace & Defense	2.73%
Air Freight & Logistics	0.44%
Automobiles	0.06%
Banks	12.97%
Beverages	1.35%
Capital Markets	3.73%
Chemicals	2.39%
Commercial Services & Supplies	0.35%
Communications Equipment	0.55%
Containers & Packaging	1.32%
Distributors	0.31%
Diversified Consumer Services	0.13%
Diversified Telecommunication Services	1.52%
Electric Utilities	6.03%
Electrical Equipment	0.52%
Energy Equipment & Services	0.54%
Equity Real Estate Investment Trusts	0.27%
Food & Staples Retailing	0.69%
Food Products	0.43%
Gas Utilities	0.12%
Health Care Equipment & Supplies	0.69%
Health Care Providers & Services	5.11%
Hotels, Restaurants & Leisure	0.85%
Household Durables	0.76%
Household Products	1.10%
Industrial Conglomerates	4.10%
Insurance	5.21%
Leisure Products	0.15%
Machinery	0.77%
Media	2.04%
Metals & Mining	0.06%
Multiline Retail	1.20%
Multi-Utilities	3.87%

Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	8.77%
Paper & Forest Products	0.19%
Personal Products	1.08%
Pharmaceuticals	5.95%
Professional Services	0.93%
Road & Rail	0.39%
Semiconductors & Semiconductor Equipment	1.48%
Software	3.65%
Specialty Retail	1.27%
Technology Hardware, Storage & Peripherals	1.85%
Thrift & Mortgage Finance	0.07%
Tobacco	1.37%
Wireless Telecommunication Services	0.38%
Money Market Fund	9.90%
Total Value of Securities	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase & Co.	2.85%
Citigroup	2.60%
Bank of America	2.55%
Pfizer	2.49%
Oracle	2.08%
Dow Chemical	1.90%
Wells Fargo & Co.	1.88%
Lockheed Martin	1.70%
Anthem	1.64%
Merck & Co.	1.64%

Total	21.33%

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–89.74%
Aerospace & Defense–2.73%
Lockheed Martin	74,654	$20,724,697
Northrop Grumman	48,790	12,524,881

		33,249,578

Air Freight & Logistics–0.44%
United Parcel Service Class B	48,100	5,319,379

		5,319,379

Automobiles–0.06%
Ford Motor	68,441	765,855

		765,855

Banks–12.97%
Bank of America	1,282,500	31,113,450
Bank of Hawaii	33,061	2,743,071
BB&T	34,457	1,564,692
Citigroup	474,430	31,729,878
FNB	44,078	624,144
JPMorgan Chase & Co.	380,720	34,797,808
KeyCorp	268,780	5,036,937
PacWest Bancorp	49,820	2,326,594
People’s United Financial	51,432	908,289
SunTrust Banks	150,205	8,519,628
Trustmark	39,883	1,282,637
U.S. Bancorp	239,010	12,409,399
United Bankshares	42,290	1,657,768
Valley National Bancorp	51,326	606,160
Wells Fargo & Co.	412,760	22,871,032

		158,191,487

Beverages–1.35%
Coca-Cola	185,234	8,307,745
Diageo	275,778	8,148,158

		16,455,903

Capital Markets–3.73%
CME Group	66,659	8,348,373
Federated Investors Class B	47,851	1,351,791
Goldman Sachs Group	48,670	10,799,873
Invesco	120,524	4,241,240
Lazard Class A	88,867	4,117,208
Morgan Stanley	321,320	14,318,019
Waddell & Reed Financial Class A	121,676	2,297,243

		45,473,747

Chemicals–2.39%
CF Industries Holdings	56,569	1,581,669
Dow Chemical	367,290	23,164,980
Huntsman	31,493	813,779
Olin	34,988	1,059,437
Praxair	18,810	2,493,266

		29,113,131

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.35%
Pitney Bowes	79,583	$1,201,703
RR Donnelley & Sons	53,415	669,824
Waste Management	32,834	2,408,374

		4,279,901

Communications Equipment–0.55%
Motorola Solutions	76,760	6,658,162

		6,658,162

Containers & Packaging–1.32%
International Paper	130,487	7,386,869
Packaging Corp. of America	37,793	4,209,762
Sonoco Products	39,023	2,006,563
WestRock	43,487	2,463,973

		16,067,167

Distributors–0.31%
Genuine Parts	40,414	3,748,803

		3,748,803

Diversified Consumer Services–0.13%
H&R Block	51,785	1,600,674

		1,600,674

Diversified Telecommunication Services–1.52%
AT&T	65,425	2,468,485
BCE	47,060	2,119,582
CenturyLink	134,163	3,203,812
Verizon Communications	241,510	10,785,837

		18,577,716

Electric Utilities–6.03%
Alliant Energy	45,762	1,838,260
American Electric Power	50,507	3,508,721
Edison International	38,730	3,028,299
Entergy	66,205	5,082,558
Eversource Energy	46,056	2,796,060
Exelon	179,076	6,459,271
FirstEnergy	281,204	8,199,909
Great Plains Energy	54,229	1,587,825
IDACORP	38,224	3,262,418
NextEra Energy	133,653	18,728,795
OGE Energy	46,480	1,617,039
PG&E	138,193	9,171,869
Pinnacle West Capital	45,133	3,843,526
PPL	60,712	2,347,126
Xcel Energy	46,638	2,139,751

		73,611,427

Electrical Equipment–0.52%
Eaton	46,586	3,625,788
Emerson Electric	44,774	2,669,426

		6,295,214

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.54%
Halliburton	79,700	$3,403,987
Helmerich & Payne	58,725	3,191,117

		6,595,104

Equity Real Estate Investment Trusts–0.27%
Weyerhaeuser	98,760	3,308,460

		3,308,460

Food & Staples Retailing–0.69%
Kroger	285,870	6,666,488
Sysco	35,170	1,770,106

		8,436,594

Food Products–0.43%
General Mills	44,565	2,468,901
Mondelez International	64,020	2,765,024

		5,233,925

Gas Utilities–0.12%
New Jersey Resources	37,608	1,493,038

		1,493,038

Health Care Equipment & Supplies–0.69%
Becton Dickinson & Co.	29,920	5,837,691
Smith & Nephew	147,680	2,548,582

		8,386,273

Health Care Providers & Services–5.11%
Aetna	115,123	17,479,125
Anthem	106,570	20,049,014
Cardinal Health	23,790	1,853,717
McKesson	45,930	7,557,322
Quest Diagnostics	61,540	6,840,786
UnitedHealth Group	46,060	8,540,445

		62,320,409

Hotels, Restaurants & Leisure–0.85%
Darden Restaurants	41,543	3,757,149
Hilton Worldwide Holdings	6,130	379,141
McDonald’s	40,929	6,268,686

		10,404,976

Household Durables–0.76%
Garmin	54,710	2,791,851
Leggett & Platt	38,929	2,044,940
Tupperware Brands	62,603	4,396,609

		9,233,400

Household Products–1.10%
Kimberly-Clark	40,875	5,277,371
Procter & Gamble	93,880	8,181,642

		13,459,013

Industrial Conglomerates–4.10%
3M	30,000	6,245,700

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
General Electric	717,300	$19,374,273
Honeywell International	85,070	11,338,980
Koninklijke Philips	366,860	13,029,089

		49,988,042

Insurance–5.21%
Allstate	42,740	3,779,926
American International Group	259,730	16,238,320
Arthur J. Gallagher & Co.	38,737	2,217,693
Cincinnati Financial	38,535	2,791,861
Marsh & McLennan	79,134	6,169,287
Mercury General	59,459	3,210,786
MetLife	216,740	11,907,696
Old Republic International	51,677	1,009,252
Prudential Financial	96,240	10,407,394
Travelers	45,990	5,819,115

		63,551,330

Leisure Products–0.15%
Mattel	84,531	1,819,952

		1,819,952

Machinery–0.77%
Caterpillar	46,063	4,949,930
PACCAR	32,315	2,134,083
Pentair	35,160	2,339,546

		9,423,559

Media–2.04%
Cinemark Holdings	38,592	1,499,299
Comcast Class A	369,980	14,399,622
Meredith	45,156	2,684,524
Publicis Groupe	84,850	6,329,285

		24,912,730

Metals & Mining–0.06%
Commercial Metals	36,737	713,800

		713,800

Multiline Retail–1.20%
Dollar General	97,280	7,012,915
Kohl’s	75,721	2,928,131
Macy’s	66,311	1,541,068
Target	60,820	3,180,278

		14,662,392

Multi-Utilities–3.87%
Avista	51,855	2,201,763
Black Hills	38,959	2,628,564
CenterPoint Energy	54,369	1,488,623
CMS Energy	42,464	1,963,960
Dominion Energy	118,786	9,102,571
DTE Energy	45,961	4,862,214
NiSource	42,398	1,075,213

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	51,327	$3,131,974
Public Service Enterprise Group	221,434	9,523,876
SCANA	50,250	3,367,253
Sempra Energy	42,302	4,769,551
WEC Energy Group	49,677	3,049,174

		47,164,736

Oil, Gas & Consumable Fuels–8.77%
Anadarko Petroleum	36,970	1,676,220
Chevron	163,353	17,042,618
ConocoPhillips	32,192	1,415,160
Enbridge	86,250	3,433,613
Exxon Mobil	91,010	7,347,237
Hess	187,864	8,241,594
HollyFrontier	67,538	1,855,269
Marathon Oil	317,080	3,757,398
Marathon Petroleum	125,370	6,560,612
Occidental Petroleum	271,772	16,270,990
ONEOK	62,625	3,266,520
Royal Dutch Shell ADR Class A	143,330	7,623,723
Suncor Energy	439,080	12,821,136
TOTAL ADR	236,906	11,748,169
Valero Energy	58,382	3,938,450

		106,998,709

Paper & Forest Products–0.19%
Domtar	60,978	2,342,775

		2,342,775

Personal Products–1.08%
Nu Skin Enterprises Class A	39,908	2,507,819
Unilever (New York Shares)	193,490	10,694,192

		13,202,011

Pharmaceuticals–5.95%
AstraZeneca	216,311	14,467,054
Eli Lilly & Co	34,770	2,861,571
Johnson & Johnson	36,930	4,885,470
Merck & Co	312,477	20,026,651
Pfizer	904,150	30,370,399

		72,611,145

Professional Services–0.93%
Experian	332,590	6,822,614
Nielsen Holdings	117,340	4,536,364

		11,358,978

Road & Rail–0.39%
Union Pacific	43,162	4,700,773

		4,700,773

Semiconductors & Semiconductor Equipment–1.48%
Intel	40,709	1,373,522
QUALCOMM	85,190	4,704,192

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing ADR	344,220	$12,033,931

		18,111,645

Software–3.65%
Constellation Software	3,530	1,846,690
Microsoft	250,530	17,269,033
Oracle	506,090	25,375,353

		44,491,076

Specialty Retail–1.27%
Gap	156,810	3,448,252
Home Depot	50,560	7,755,904
L Brands	65,749	3,543,214
Staples	75,219	757,455

		15,504,825

Technology Hardware, Storage & Peripherals–1.85%
Lenovo Group	5,974,000	3,772,271
†Samsung Electronics GDR	15,475	16,016,625
Seagate Technology	73,033	2,830,029

		22,618,925

Thrift & Mortgage Finance–0.07%
New York Community Bancorp	66,316	870,729

		870,729

Tobacco–1.37%
Altria Group	92,519	6,889,890
Philip Morris International	84,144	9,882,713

		16,772,603

Wireless Telecommunication Services–0.38%
SK Telecom ADR	180,240	4,626,761

		4,626,761

Total Common Stock (Cost $870,103,509)		1,094,726,832

MONEY MARKET FUND–9.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	120,761,847	120,761,847

Total Money Market Fund (Cost $120,761,847)		120,761,847

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.64% (Cost $990,865,356)	$1,215,488,679
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	4,445,680

NET ASSETS APPLICABLE TO 62,862,639 SHARES OUTSTANDING–100.00%	$1,219,934,359

NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($320,371,593 / 16,474,798 Shares)	$19.446

NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($899,562,766 / 46,387,841 Shares)	$19.392

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,040,070,113
Undistributed net investment income	11,432,068
Accumulated net realized loss on investments	(55,807,631)
Net unrealized appreciation of investments, foreign currencies and derivatives	224,239,809

TOTAL NET ASSETS	$1,219,934,359

†	Non-income producing for the period.

«

Includes $2,302,002 cash collateral and $970,569 foreign currencies collateral held at broker for futures contracts, $29,638 cash due to custodian, $197,965 payable for fund shares redeemed, $1,518,134 payable for securities purchased and $869,299 due to manager and affiliates as of June 30, 2017.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
20	British Pound	$1,603,810	$1,630,625	9/19/17	$26,815	$—
19	Euro	2,692,950	2,723,413	9/19/17	30,463	—
16	Japanese Yen	1,841,448	1,782,000	9/19/17	—	(59,448)

					57,278	(59,448)

Equity Contracts:
13	Dow Jones U.S. Real Estate Index	409,558	410,280	9/18/17	722	—
507	E-mini S&P 500 Index	61,518,144	61,369,815	9/18/17	—	(148,329)
39	E-mini S&P MidCap 400 Index	6,881,099	6,809,790	9/18/17	—	(71,309)
80	Euro STOXX 50 Index	3,247,376	3,134,973	9/18/17	—	(112,403)
18	FTSE 100 Index	1,743,388	1,697,939	9/18/17	—	(45,449)
11	Nikkei 225 Index (OSE)	1,967,247	1,957,946	9/8/17	—	(9,301)

					722	(386,791)

Total					$58,000	$(446,239)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements”

Summary of Abbreviations:

ADR–American Depositary Receipt

FTSE–Financial Times Stock Exchange

GDR–Global Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$16,400,521
Foreign tax withheld	(318,876)

16,081,645

EXPENSES:
Management fees	4,223,258
Distribution fees-Service Class	1,068,552
Accounting and administration expenses	145,805
Reports and statements to shareholders	67,544
Shareholder servicing fees	58,586
Index fees	42,160
Professional fees	28,301
Trustees’ fees and expenses	15,825
Custodian fees	12,390
Consulting fees	3,059
Pricing fees	1,289
Other	4,571

5,671,340
Less:
Management fees waived	(729,651)

Total operating expenses	4,941,689

NET INVESTMENT INCOME	11,139,956

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	28,635,061
Foreign currencies	20,933
Foreign currency exchange contracts	21,067
Futures contracts	6,075,503

Net realized gain	34,752,564

Net change in unrealized appreciation (depreciation) of:
Investments	25,672,194
Foreign currencies	5,296
Futures contracts	(263,732)

Net change in unrealized appreciation (depreciation)	25,413,758

NET REALIZED AND UNREALIZED GAIN	60,166,322

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,306,278

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,139,956	$18,659,843
Net realized gain	34,752,564	7,926,139
Net change in unrealized appreciation (depreciation)	25,413,758	88,720,636

Net increase in net assets resulting from operations	71,306,278	115,306,618

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,789,538)
Service Class	—	(12,838,820)

	—	(18,628,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,084,602	19,974,258
Service Class	82,157,472	199,065,525
Reinvestment of dividends and distributions:
Standard Class	—	5,789,538
Service Class	—	12,838,820

	85,242,074	237,668,141

Cost of shares redeemed:
Standard Class	(20,782,670)	(40,537,736)
Service Class	(40,350,188)	(69,104,288)

	(61,132,858)	(109,642,024)

Increase in net assets derived from capital share transactions	24,109,216	128,026,117

NET INCREASE IN NET ASSETS	95,415,494	224,704,377
NET ASSETS:
Beginning of period	1,124,518,865	899,814,488

End of period	$1,219,934,359	$1,124,518,865

Undistributed net investment income	$11,432,068	$292,112

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12[3]

Net asset value, beginning of period	$18.287	$16.634	$17.805	$17.455	$14.977	$12.887

Income (loss) from investment operations:
Net investment income[4]	0.196	0.355	0.296	0.295	0.299	0.221
Net realized and unrealized gain (loss)	0.963	1.636	(1.162)	0.314	2.428	1.966

Total from investment operations	1.159	1.991	(0.866)	0.609	2.727	2.187

Less dividends and distributions from:
Net investment income	—	(0.338)	(0.305)	(0.259)	(0.249)	(0.097)

Total dividends and distributions	—	(0.338)	(0.305)	(0.259)	(0.249)	(0.097)

Net asset value, end of period	$19.446	$18.287	$16.634	$17.805	$17.455	$14.977

Total return[5]	6.34%	11.97%	(4.87% )	3.49%	18.21%	16.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,371	$318,457	$304,296	$337,563	$351,809	$322,496
Ratio of expenses to average net assets	0.66%	0.68%	0.72%	0.72%	0.76%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.80%	0.81%	0.81%	0.84%	0.83%
Ratio of net investment income to average net assets	2.09%	2.07%	1.72%	1.68%	1.84%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.96%	1.95%	1.63%	1.59%	1.76%	1.49%
Portfolio turnover	14%	51%	24%	24%	14%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (sub-adviser) is responsible for the day-to-day management of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12[3]

Net asset value, beginning of period	$18.258	$16.613	$17.781	$17.434	$14.961	$12.874

Income (loss) from investment operations:
Net investment income[4]	0.172	0.312	0.252	0.251	0.261	0.186
Net realized and unrealized gain (loss)	0.962	1.628	(1.158)	0.312	2.419	1.962

Total from investment operations	1.134	1.940	(0.906)	0.563	2.680	2.148

Less dividends and distributions from:
Net investment income	—	(0.295)	(0.262)	(0.216)	(0.207)	(0.061)

Total dividends and distributions	—	(0.295)	(0.262)	(0.216)	(0.207)	(0.061)

Net asset value, end of period	$19.392	$18.258	$16.613	$17.781	$17.434	$14.961

Total return[5]	6.21%	11.68%	(5.09% )	3.23%	17.92%	16.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$899,563	$806,062	$595,518	$499,132	$332,144	$75,798
Ratio of expenses to average net assets	0.91%	0.93%	0.97%	0.97%	1.01%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.05%	1.06%	1.06%	1.09%	1.08%
Ratio of net investment income to average net assets	1.84%	1.82%	1.47%	1.43%	1.59%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.71%	1.70%	1.38%	1.34%	1.51%	1.24%
Portfolio turnover	14%	51%	24%	24%	14%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (sub-adviser) is responsible for the day-to-day management of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (“the Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of average daily net assets of the Fund, and 0.70% of average daily net assets of the Fund in excess of $500 million. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee as follows; 0.11% on the first $750 million of average daily net assets of the Fund and 0.15% of average daily net assets in excess of $750 million. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$33,071
Legal	7,983

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $59,688 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$596,188
Distribution fees payable to LFD	184,371
Printing and mailing fees payable to Lincoln Life	59,688
Shareholder servicing fees payable to Lincoln Life	29,052

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$171,959,868
Sales	148,719,784

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$990,865,356

Aggregate unrealized appreciation	$244,490,427
Aggregate unrealized depreciation	(19,867,104)

Net unrealized appreciation	$224,623,323

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$36,214,077	$47,650,993	$—	$83,865,070

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$1,094,726,832
Money Market Fund	120,761,847

Total Investments	$1,215,488,679

Derivatives:
Assets:
Futures Contracts	$58,000

Liabilities:
Futures Contracts	$(446,239)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	163,207	1,172,979
Service Class	4,379,884	11,608,818
Shares reinvested:
Standard Class	—	315,857
Service Class	—	701,538

	4,543,091	13,799,192

Shares redeemed:
Standard Class	(1,103,207)	(2,367,134)
Service Class	(2,139,443)	(4,010,304)

	(3,242,650)	(6,377,438)

Net increase	1,300,441	7,421,754

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change

LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures Contracts (Currency contracts)	Receivables and other assets net of liabilities	$57,278	Receivables and other assets net of liabilities	$(59,448)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	722	Receivables and other assets net of liabilities	(386,741)

Total		$58,000		$(446,239)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$21,067	$—
Futures contracts (Currency contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	233,998	77,988
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,841,505	(341,720)

Total		$6,096,570	$(263,732)

LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$42,454	$2,749
Futures contracts (average notional value)	79,564,204	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs Capital	$58,000	$(446,239)	$(388,239)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[a]
Goldman Sachs Capital	$(388,239)	$—	$—	$—	$388,239	$—

aNet exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate directly as a result of defaults or receives rental income from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which

LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Global Allocation V.I. Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock Global Allocation V.I.

Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*

Actual
Standard Class Shares	$1,000.00	$1,073.80	0.11%	$0.57
Service Class Shares	1,000.00	1,072.00	0.46%	2.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.25	0.11%	$0.55
Service Class Shares	1,000.00	1,022.51	0.46%	2.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	96.04%

Global Multi-Asset Fund	96.04%
Unaffiliated Investment	4.05%

Money Market Fund	4.05%
Total Value of Securities	100.09%

Liabilities Net of Receivables and Other Assets	(0.09%)

Total Net Assets	100.00%

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–96.04%
Global Multi-Asset Fund–96.04%
*BlackRock Global Allocation V.I. Fund	57,579,705	$962,156,866

		962,156,866

Total Affiliated Investment (Cost $963,771,145)		962,156,866

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.05%
Money Market Fund–4.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	40,635,737	$40,635,737

		40,635,737

Total Unaffiliated Investment (Cost $40,635,737)		40,635,737

TOTAL VALUE OF SECURITIES–100.09% (Cost $1,004,406,882)	1,002,792,603
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(924,832)

NET ASSETS APPLICABLE TO 97,608,308 SHARES OUTSTANDING–100.00%	$1,001,867,771

*	Class I shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investment, at value	$962,156,866
Unaffiliated investment, at value	40,635,737

Total investments, at value	1,002,792,603
Cash	74,630
Receivable for fund shares sold	34,658
Dividends receivable from investments	24,870

TOTAL ASSETS	1,002,926,761

LIABILITIES:
Due to manager and affiliates	397,221
Payable for investments purchased	365,568
Payable for fund shares redeemed	263,536
Other accrued expenses payable	32,665

TOTAL LIABILITIES	1,058,990

TOTAL NET ASSETS	$1,001,867,771

Affiliated investment, at cost	$963,771,145
Unaffiliated investment, at cost	40,635,737

Total investments, at cost	$1,004,406,882

Standard Class:
Net Assets	$180,460
Shares Outstanding	17,449
Net Asset Value Per Share	$10.342

Service Class:
Net Assets	$1,001,687,311
Shares Outstanding	97,590,859
Net Asset Value Per Share	$10.264

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,043,436,781
Undistributed net investment income	5,303,953
Accumulated net realized loss on investments	(45,258,684)
Net unrealized depreciation of investments	(1,614,279)

TOTAL NET ASSETS	$1,001,867,771

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–4

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$107,193

EXPENSES:
Management fees	3,700,376
Distribution fees-Service Class	1,726,534
Accounting and administration expenses	50,420
Shareholder servicing fees	48,586
Professional fees	24,676
Reports and statements to shareholders	22,487
Trustees’ fees and expenses	13,411
Custodian fees	5,283
Consulting fees	2,880
Pricing fees	60
Other	4,368

5,599,081
Less:
Management fees waived	(3,305,669)

Total operating expenses	2,293,412

NET INVESTMENT LOSS	(2,186,219)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investment	(8,149,763)
Net change in unrealized appreciation (depreciation) of:
Affiliated investment	79,308,467

NET REALIZED AND UNREALIZED GAIN	71,158,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,972,485

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,186,219)	$7,746,245
Net realized loss	(8,149,763)	(29,157,019)
Net change in unrealized appreciation (depreciation)	79,308,467	46,659,605

Net increase in net assets resulting from operations	68,972,485	25,248,831

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,277)
Service Class	—	(7,549,486)
Net realized gain:
Standard Class	—	(822)
Service Class	—	(4,849,230)

	—	(12,400,815)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	417	24,746
Service Class	37,962,076	122,489,292
Reinvestment of dividends and distributions:
Standard Class	—	2,099
Service Class	—	12,398,716

	37,962,493	134,914,853

Cost of shares redeemed:
Standard Class	(2,982)	(126,996)
Service Class	(94,203,608)	(134,620,651)

	(94,206,590)	(134,747,647)

Increase (decrease) in net assets derived from capital share transactions	(56,244,097)	167,206

NET INCREASE IN NET ASSETS	12,728,388	13,015,222
NET ASSETS:
Beginning of period	989,139,383	976,124,161

End of period	$1,001,867,771	$989,139,383

Undistributed net investment income	$5,303,953	$7,490,172

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–5

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class
	Six Months
	Ended				5/1/13[3]
	6/30/17[1]	Year Ended			to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.631	$9.480	$10.490	$10.709	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)	0.107	0.109	0.299	0.235
Net realized and unrealized gain (loss)	0.716	0.162	(0.565)	(0.319)	0.490

Total from investment operations	0.711	0.269	(0.456)	(0.020)	0.725

Less dividends and distributions from:
Net investment income	—	(0.072)	(0.107)	(0.108)	—
Net realized gain	—	(0.046)	(0.447)	(0.091)	(0.016)

Total dividends and distributions	—	(0.118)	(0.554)	(0.199)	(0.016)

Net asset value, end of period	$10.342	$9.631	$9.480	$10.490	$10.709

Total return[5]	7.38%	2.85%	(4.32% )	(0.21% )	7.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181	$170	$265	$304	$2,961
Ratio of expenses to average net assets[6]	0.11%	0.10%	0.11%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.78%	0.78%	0.81%	0.80%	0.84%
Ratio of net investment income (loss) to average net assets	(0.09% )	1.13%	1.05%	2.77%	3.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.76% )	0.45%	0.35%	2.07%	2.68%
Portfolio turnover	2%	9%	8%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–6

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
	Six Months
	Ended				5/1/13[3]
	6/30/17[1]	Year Ended			to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.575	$9.459	$10.466	$10.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.022)	0.074	0.072	0.260	0.213
Net realized and unrealized gain (loss)	0.711	0.160	(0.561)	(0.317)	0.487

Total from investment operations	0.689	0.234	(0.489)	(0.057)	0.700

Less dividends and distributions from:
Net investment income	—	(0.072)	(0.071)	(0.070)	—
Net realized gain	—	(0.046)	(0.447)	(0.091)	(0.016)

Total dividends and distributions	—	(0.118)	(0.518)	(0.161)	(0.016)

Net asset value, end of period	$10.264	$9.575	$9.459	$10.466	$10.684

Total return[5]	7.20%	2.50%	(4.66% )	(0.55% )	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,001,687	$988,969	$975,859	$806,422	$329,225
Ratio of expenses to average net assets[6]	0.46%	0.45%	0.46%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.13%	1.13%	1.16%	1.15%	1.19%
Ratio of net investment income (loss) to average net assets	(0.44% )	0.78%	0.70%	2.42%	3.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.11% )	0.10%	0.00%	1.72%	2.33%
Portfolio turnover	2%	9%	8%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–7

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The BlackRock Global Allocation V.I. Fund, which is advised by an unaffiliated adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–8

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.67% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$28,204
Legal	6,807

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,272 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$66,231
Distribution fees payable to LFD	289,709
Shareholder servicing fees payable to Lincoln Life	24,009
Printing and mailing fees payable to Lincoln Life	17,272

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–9

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
BlackRock Global Allocation V.I. Fund	950,225,202	14,621,913	73,848,953	(8,149,763)	79,308,467	962,156,866	—	—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,621,913
Sales	73,848,953

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,004,406,882

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(1,614,279)

Net unrealized depreciation	$(1,614,279)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,046,229	$11,229,575	$15,275,804

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–10

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$962,156,866
Unaffiliated Investment	40,635,737

Total Investments	$1,002,792,603

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	42	2,625
Service Class	3,787,892	13,059,620
Shares reinvested:
Standard Class	—	219
Service Class	—	1,301,976

	3,787,934	14,364,440

Shares redeemed:
Standard Class	(294)	(13,151)
Service Class	(9,479,934)	(14,251,203)

	(9,480,228)	(14,264,354)

Net increase (decrease)	(5,692,294)	100,086

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock Global Growth ETF

Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,073.40	0.33%	$1.70
Service Class Shares	1,000.00	1,071.50	0.68%	3.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.16	0.33%	$1.66
Service Class Shares	1,000.00	1,021.42	0.68%	3.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Investment Companies	101.19%
Equity Funds	49.06%
Fixed Income Funds	28.41%
International Equity Funds	18.61%
Money Market Fund	5.11%
Total Value of Securities	101.19%
Liabilities Net of Receivables and Other Assets	(1.19%)
Total Net Assets	100.00%

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–101.19%
Equity Funds–49.06%
iShares Core S&P 500 ETF	153,752	$37,424,774
iShares Core S&P Mid-Cap ETF	49,093	8,539,727
iShares Edge MSCI Min Vol USA ETF	656,150	32,105,420
iShares Russell 2000 ETF	60,909	8,583,296

		86,653,217

Fixed Income Funds–28.41%
iShares Core U.S. Aggregate Bond ETF	229,417	25,123,456
iShares Core U.S. Credit Bond ETF	72,809	8,131,309
iShares Core U.S. Treasury Bond ETF	336,765	8,506,684
iShares MBS ETF	78,781	8,410,660

		50,172,109

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.61%
iShares Edge MSCI Min Vol EAFE ETF	323,497	$22,398,932
iShares Edge MSCI Min Vol Emerging Markets ETF	188,885	10,464,229

		32,863,161

Money Market Fund–5.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	9,020,916	9,020,916

		9,020,916

Total Investment Companies (Cost $170,776,023)		178,709,403

TOTAL VALUE OF SECURITIES–101.19% (Cost $170,776,023)	178,709,403
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.19%)	(2,101,483)

NET ASSETS APPLICABLE TO 16,297,848 SHARES OUTSTANDING–100.00%	$176,607,920

NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($4,940,297 / 455,159 Shares)	$10.854

NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($171,667,623 / 15,842,689 Shares)	$10.836

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$167,822,625
Undistributed net investment income	1,094,238
Accumulated net realized loss on investments	(242,323)
Net unrealized appreciation of investments	7,933,380

TOTAL NET ASSETS	$176,607,920

« Includes $86,661 due to manager and affiliates, $2,324,771 payable for investments purchased, and $21,755 payable for fund shares redeemed as of June 30, 2017.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Operations

Six Months Ended to June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$1,554,091

EXPENSES:
Distribution fees-Service Class	231,708
Management fees	170,131
Professional fees	20,409
Accounting and administration expenses	19,397
Shareholder servicing fees	7,832
Reports and statements to shareholders	2,778
Custodian fees	2,565
Consulting fees	1,948
Trustees’ fees and expenses	1,590
Pricing fees	31
Other	1,464

Total operating expenses	459,853

NET INVESTMENT INCOME	1,094,238

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(18,774)
Net change in unrealized appreciation (depreciation) of investments	7,902,271

NET REALIZED AND UNREALIZED GAIN	7,883,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,977,735

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation

Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	5/2/16* to 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,094,238	$910,487
Net realized loss	(18,774)	(232,809)
Net change in unrealized appreciation (depreciation) of investments	7,902,271	31,109

Net increase in net assets resulting from operations	8,977,735	708,787

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(25,117)
Service Class	—	(896,172)
Return of capital:
Standard Class	—	(88)
Service Class	—	(3,959)

	—	(925,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,614,008	2,984,848
Service Class	73,191,250	103,006,267
Reinvestment of dividends and distributions:
Standard Class	—	25,205
Service Class	—	900,131

	75,805,258	106,916,451

Cost of shares redeemed:
Standard Class	(108,747)	(799,584)
Service Class	(8,817,882)	(5,148,762)

	(8,926,629)	(5,948,346)

Increase in net assets derived from capital share transactions	66,878,629	100,968,105

NET INCREASE IN NET ASSETS	75,856,364	100,751,556
NET ASSETS:
Beginning of period	100,751,556	—

End of period	$176,607,920	$100,751,556

Undistributed net investment income	$1,094,238	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

	Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		5/2/16[2] to 12/31/16
Net asset value, beginning of period	$10.112		$10.000

Income from investment operations:
Net investment income[3]	0.102		0.213
Net realized and unrealized gain	0.640		0.018

Total from investment operations	0.742		0.231

Less dividends and distributions from:
Net investment income	—		(0.119)
Return of capital	—		— [4]

Total dividends and distributions	—		(0.119)

Net asset value, end of period	$10.854		$10.112

Total return[5]	7.34%		2.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,940		$2,185
Ratio of expenses to average net assets[6]	0.33%		0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.33%		0.40%
Ratio of net investment income to average net assets	1.94%		3.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%		3.09%
Portfolio turnover	0%	[7]	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $88 were made by the Fund’s Standard Class, which calculated to de minimis amounts of $ 0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Portfolio turnover is calculated to less than 0.50%.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

	Service Class
	Six Months ended 6/30/17[1] (unaudited)		5/2/16[2] to 12/31/16
Net asset value, beginning of period	$10.113		$10.000

Income from investment operations:
Net investment income[3]	0.084		0.189
Net realized and unrealized gain	0.639		0.018

Total from investment operations	0.723		0.207

Less dividends and distributions from:
Net investment income	—		(0.094)
Return of capital	—		— [4]

Total dividends and distributions	—		(0.094)

Net asset value, end of period	$10.836		$10.113

Total return[5]	7.15%		2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,668		$98,567
Ratio of expenses to average net assets[6]	0.68%		0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.68%		0.75%
Ratio of net investment income to average net assets	1.59%		2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.59%		2.74%
Portfolio turnover	0%	[7]	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $3,959 were made by the Fund’s Service Class, which calculated to de minimis amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Portfolio turnover is calculated to less than 0.50%.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.

The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market fund have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for the open tax year ended December 31, 2016, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$3,510
Legal	848

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $128 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$34,934
Distribution fees payable to LFD	47,547
Shareholder servicing fees payable to Lincoln Life	4,052
Printing & mailing fees payable to Lincoln Life	128

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$66,226,667
Sales	413,197

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$170,776,023

Aggregate unrealized appreciation	$8,147,685
Aggregate unrealized depreciation	(214,305)

Net unrealized appreciation	$7,933,380

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$9,203	$27,539	$36,742

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$178,709,403

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	5/2/16* to 12/31/16
Shares sold:
Standard Class	249,410	291,876
Service Class	6,930,601	10,164,196
Shares reinvested:
Standard Class	—	2,490
Service Class	—	88,911

	7,180,011	10,547,473

Shares redeemed:
Standard Class	(10,298)	(78,319)
Service Class	(834,694)	(506,325)

	(844,992)	(584,644)

Net increase	6,335,019	9,962,829

*	Date of commencement of operations.

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Inflation Protected Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock Inflation Protected Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,004.60	0.48%	$2.39
Service Class Shares	1,000.00	1,003.50	0.73%	3.63
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
Service Class Shares	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Non-Agency Collateralized Mortgage Obligations	0.06%

Non-Agency Commercial Mortgage-Backed Securities	0.30%

Sovereign Bonds	44.85%

Australia	1.59%
Canada	0.86%
Denmark	0.40%
France	10.66%
Germany	4.83%
Italy	8.39%
Japan	5.15%
New Zealand	0.90%
Spain	2.39%
Sweden	1.05%
United Kingdom	8.63%
U.S. Treasury Obligations	53.64%

Money Market Fund	1.84%

Total Value of Securities	100.69%

Liabilities Net of Receivables and Other Assets	(0.69%	)

Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*

U.S. Government	54.26%

AAA	8.98%

AA	19.53%

A	5.21%

BBB	10.92%

BB	0.03%

Not Rated	1.07%

Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligations appear under “U.S. Government”. “Not Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2017 (unaudited)

		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.06%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33		63,444	$63,967
Series 2003-6 1A4 5.50% 5/25/33		114,723	117,673
◆Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33		211,899	212,582
◆CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34		101,950	103,174
•PHHMC Trust Series 2007-6 A1 5.829% 12/18/37		67,063	68,900
◆WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		223,953	234,328
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		29,232	29,834

Total Non-Agency Collateralized Mortgage Obligations (Cost $839,819)			830,458

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30		1,014,000	1,032,393
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36		930,000	952,190
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34		883,000	925,997
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48		798,000	819,611
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46		357,000	361,879

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,062,586)			4,092,070

ΔSOVEREIGN BONDS–44.85%
Australia–1.59%
Australia Government Bonds
1.00% 11/21/18	AUD	4,875,000	4,027,963
1.25% 2/21/22	AUD	4,928,375	4,332,523
3.00% 9/20/25	AUD	5,835,000	6,311,096

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
4.00% 8/20/20	AUD	4,780,000	$6,821,088

			21,492,670

Canada–0.86%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	3,881,358	4,459,701
4.25% 12/1/21	CAD	7,801,061	7,106,377

			11,566,078

Denmark–0.40%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	32,794,364	5,337,170

			5,337,170

France–10.66%
French Republic Government Bond O.A.T.
0.10% 3/1/21	EUR	8,143,760	9,724,330
0.10% 7/25/21	EUR	4,452,160	5,339,225
0.10% 3/1/25	EUR	13,221,138	15,988,403
0.25% 7/25/18	EUR	56,714,833	65,889,065
0.25% 7/25/24	EUR	5,805,540	7,138,385
1.10% 7/25/22	EUR	2,621,763	3,329,674
1.30% 7/25/19	EUR	1,986,243	2,390,359
#144A 2.00% 5/25/48	EUR	2,510,000	2,966,664
2.10% 7/25/23	EUR	12,387,680	16,828,331
2.25% 7/25/20	EUR	11,169,721	14,159,878

			143,754,314

Germany–4.83%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75% 4/15/18	EUR	12,042,503	13,814,973
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	1,775,485	2,156,031
0.10% 4/15/26	EUR	13,039,995	16,039,249
1.75% 4/15/20	EUR	26,828,625	33,058,092

			65,068,345

Italy–8.39%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
#144A 1.25% 9/15/32	EUR	1,100,902	1,225,684
#144A 1.30% 5/15/28	EUR	21,316,473	24,329,177
2.10% 9/15/21	EUR	9,514,748	11,874,426
2.35% 9/15/19	EUR	3,773,809	4,582,448
#144A 2.35% 9/15/24	EUR	25,101,681	31,852,586
2.55% 9/15/41	EUR	608,108	794,144
2.60% 9/15/23	EUR	17,903,646	23,170,058
#144A 2.70% 3/1/47	EUR	3,520,000	3,591,190
3.10% 9/15/26	EUR	8,671,372	11,694,196

			113,113,909

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan–5.15%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	1,001,246,400	$9,225,087
0.10% 3/10/24	JPY	809,411,400	7,464,792
0.10% 9/10/24	JPY	1,026,443,000	9,511,994
0.10% 3/10/25	JPY	3,150,300,000	29,221,676
0.10% 3/10/26	JPY	1,435,236,516	13,338,544
0.10% 3/10/27	JPY	75,450,600	703,893

			69,465,986

New Zealand–0.90%
New Zealand Government Bonds
2.50% 9/20/35	NZD	5,694,000	4,511,000
3.00% 9/20/30	NZD	8,909,000	7,640,028

			12,151,028

Spain–2.39%
Spain Government Bond #144A 5.15% 10/31/44	EUR	1,598,000	2,655,894
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	6,631,423	7,928,479
#144A 0.55% 11/30/19	EUR	6,491,094	7,678,720
#144A 1.80% 11/30/24	EUR	10,852,457	14,007,393

			32,270,486

Sweden–1.05%
Sweden Inflation Linked Bonds
0.25% 6/1/22	SEK	29,680,000	3,991,160
1.00% 6/1/25	SEK	31,395,000	4,548,468
4.00% 12/1/20	SEK	30,130,000	5,657,668

			14,197,296

United Kingdom–8.63%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	3,845,502	5,385,970
0.125% 3/22/24	GBP	6,742,150	10,150,460
0.125% 3/22/26	GBP	14,125,018	21,737,257
1.25% 11/22/17	GBP	42,526,489	56,438,240
1.875% 11/22/22	GBP	3,526,280	5,698,405
2.50% 4/16/20	GBP	3,540,000	17,030,719

			116,441,051

Total Sovereign Bonds (Cost $574,662,976)			604,858,333

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–53.64%
U.S. Treasury Inflation Index Bonds
0.875% 2/15/47	5,307,963	$5,156,797
1.00% 2/15/46	3,085,650	3,086,138
2.00% 1/15/26	3,277,120	3,674,782
¥2.125% 2/15/41	15,155,923	18,965,182
2.50% 1/15/29	9,746,906	11,731,756
U.S. Treasury Inflation Index Notes
0.125% 4/15/19	8,285,787	8,291,794
0.125% 4/15/20	25,011,004	25,056,699
0.125% 4/15/21	5,137,966	5,131,995
0.125% 1/15/22	25,427,245	25,402,606
0.125% 4/15/22	93,070,405	92,673,087
0.125% 7/15/22	23,132,527	23,115,362
0.125% 1/15/23	38,092,467	37,765,291
0.125% 7/15/24	26,445,521	25,992,060
0.125% 7/15/26	80,008,012	77,225,013
0.25% 1/15/25	71,802,029	70,569,332
0.375% 7/15/23	27,523,872	27,716,540
0.375% 7/15/25	37,274,988	37,015,703
0.375% 1/15/27	8,229,755	8,088,187
¥0.625% 7/15/21	27,781,763	28,486,503
0.625% 1/15/24	35,222,272	35,744,195
0.625% 1/15/26	29,889,919	30,098,252
1.125% 1/15/21	45,433,946	47,187,515
1.25% 7/15/20	35,668,569	37,190,796
1.375% 1/15/20	10,301,315	10,681,207
2.375% 1/15/25	23,432,125	26,708,826
2.375% 1/15/27	551,701	643,411

Total U.S. Treasury Obligations (Cost $720,786,288)		723,399,029

	Number of Shares

MONEY MARKET FUND–1.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	24,806,560	24,806,560

Total Money Market Fund (Cost $24,806,560)		24,806,560

TOTAL VALUE OF SECURITIES–100.69% (Cost $1,325,158,229)	1,357,986,450
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.69%)	(9,240,599)

NET ASSETS APPLICABLE TO 132,260,456 SHARES OUTSTANDING–100.00%	$1,348,745,851

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($504,760,265 / 49,461,025 Shares)	$10.205

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($843,985,586 / 82,799,431 Shares)	$10.193

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,450,880,171
Undistributed net investment income	19,597,677
Accumulated net realized loss on investments	(148,311,561)
Net unrealized appreciation of investments, foreign currencies and derivatives	26,579,564

TOTAL NET ASSETS	$1,348,745,851

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $92,037,499, which represents 6.82% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

«

Includes $15,858 cash due to custodian, $787,048 cash collateral held at broker for future contracts, $239,459 foreign currencies collateral due to broker for futures contracts, $716,607 due to manager and affiliates, $10,144,611 payable for securities purchased and $863,024 payable for fund shares redeemed as of June 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	JPY	(74,427,000)	USD	669,256	7/6/17	$7,364	$—
ANZB	NZD	(20,682,540)	USD	14,729,484	7/6/17	—	(425,263)
BAML	EUR	(2,660,000)	USD	3,002,674	7/6/17	—	(36,379)
BCLY	EUR	(6,008,000)	USD	6,780,409	7/6/17	—	(83,739)
BCLY	GBP	2,742,938	USD	(3,500,000)	7/6/17	73,246	—
BCLY	NZD	3,703,000	USD	(2,636,888)	7/6/17	76,416	—
BCLY	SEK	(119,450,788)	USD	13,806,627	7/6/17	—	(376,731)
CITI	AUD	(27,410,000)	USD	20,325,238	7/6/17	—	(740,678)
CITI	GBP	1,919,000	USD	(2,472,885)	7/6/17	27,009	—
GSC	EUR	6,458,000	USD	(7,282,438)	7/6/17	95,835	—
GSC	GBP	(629,000)	USD	800,260	7/6/17	—	(19,142)
GSC	JPY	(521,324,000)	USD	4,715,943	7/6/17	79,716	—
HSBC	CAD	(14,974,000)	USD	11,105,580	7/6/17	—	(442,830)
HSBC	EUR	(9,714,000)	USD	10,965,046	7/6/17	—	(133,212)
HSBC	GBP	7,788,000	USD	(10,104,879)	7/3/17	39,603	—
HSBC	GBP	(5,410,000)	USD	7,020,189	7/6/17	—	(27,456)
MSC	EUR	(293,977,000)	USD	331,855,466	7/6/17	—	(4,013,671)
MSC	GBP	(88,462,000)	USD	113,994,884	7/6/17	—	(1,245,194)
MSC	GBP	415,000	USD	(539,568)	8/3/17	1,572	—
MSC	JPY	195,457,000	USD	(1,754,328)	7/6/17	—	(16,094)
NT	DKK	(34,044,690)	USD	5,164,120	7/6/17	—	(66,885)
NT	EUR	(9,107,000)	USD	10,280,145	7/6/17	—	(124,615)
RBS	JPY	(7,466,506,000)	USD	67,547,144	7/6/17	1,146,170	—

Total						$1,546,931	$(7,751,889)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
(27)	Australia 10 yr Bonds	$(2,721,304)	$(2,682,424)	9/18/17	$38,880	$—
(229)	Euro-BTP	(35,740,351)	(35,346,185)	9/8/17	394,166	—
(159)	Euro-Bund	(29,596,793)	(29,395,891)	9/8/17	200,902	—
57	Euro-Buxl 30 yr Bonds	10,717,206	10,645,569	9/8/17	—	(71,637)
35	Euro-O.A.T.	6,042,161	5,935,525	9/8/17	—	(106,636)
348	Euro-SCHATZ	44,508,473	44,456,818	9/8/17	—	(51,655)
(10)	Japan 10 yr Bonds (OSE)	(13,380,720)	(13,346,076)	9/13/17	34,644	—
40	Long Gilt	6,677,362	6,541,946	9/28/17	—	(135,416)
(1)	Short Euro-BTP	(128,388)	(128,697)	9/8/17	—	(309)
358	U.S. Treasury 2 yr Notes	77,423,233	77,367,156	10/2/17	—	(56,077)
(493)	U.S. Treasury 5 yr Notes	(58,299,683)	(58,093,117)	10/2/17	206,566	—
295	U.S. Treasury 10 yr Notes	37,177,040	37,031,719	9/21/17	—	(145,321)
(288)	U.S. Treasury 10 yr Ultra Notes	(38,790,918)	(38,826,000)	9/21/17	—	(35,082)
(166)	U.S. Treasury Long Bonds	(25,273,283)	(25,512,125)	9/21/17	—	(238,842)
(183)	U.S. Treasury Ultra Bonds	(30,128,488)	(30,355,125)	9/21/17	—	(226,637)

Total					$875,158	$(1,067,612)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

AUD–Australian Dollar

ANZB–Australian and New Zealand Banking Group Limited

BAML–Bank of America Merrill Lynch

BAMLL–Bank of America Merrill Lynch Large Loan

BB–Barclays Bank

BCLY–Barclays Bank

BTP–Buoni del Tesoro Poliennali

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

NT–Northern Trust

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

SCHATZ–German Treasury Security

SEK–Swedish Krona

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$11,784,678
Dividends	30,586

11,815,264

EXPENSES:
Management fees	2,827,082
Distribution fees-Service Class	1,036,915
Accounting and administration expenses	168,676
Shareholder servicing fees	66,517
Reports and statements to shareholders	46,017
Professional fees	41,702
Custodian fees	32,559
Trustees’ fees and expenses	18,228
Pricing fees	7,760
Consulting fees	2,324
Other	5,641

Total operating expenses	4,253,421

NET INVESTMENT INCOME	7,561,843

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	521,807
Foreign currencies	(2,530,517)
Foreign currency exchange contracts	(26,044,832)
Futures contracts	(581,690)

Net realized loss	(28,635,232)

Net change in unrealized appreciation (depreciation) of:
Investments	39,871,182
Foreign currencies	242,947
Foreign currency exchange contracts	(13,629,449)
Futures contracts	(45,461)

Net change in unrealized appreciation (depreciation)	26,439,219

NET REALIZED AND UNREALIZED LOSS	(2,196,013)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,365,830

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,561,843	$758,327
Net realized gain (loss)	(28,635,232)	27,953,984
Net change in unrealized appreciation (depreciation)	26,439,219	15,852,871

Net increase in net assets resulting from operations	5,365,830	44,565,182

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,860,168)
Service Class	—	(6,436,716)

	—	(13,296,884)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	32,196,291	57,672,731
Service Class	76,800,074	90,560,771

Reinvestment of dividends and distributions:
Standard Class	—	6,860,168
Service Class	—	6,436,716

	108,996,365	161,530,386

Cost of shares redeemed:
Standard Class	(60,329,161)	(83,533,256)
Service Class	(40,715,258)	(106,633,288)

	(101,044,419)	(190,166,544)

Increase (Decrease) in net assets derived from capital share transactions	7,951,946	(28,636,158)

NET INCREASE IN NET ASSETS	13,317,776	2,632,140
NET ASSETS:
Beginning of period	1,335,428,075	1,332,795,935

End of period	$1,348,745,851	$1,335,428,075

Undistributed net investment income	$19,597,677	$12,035,834

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.158	$9.936	$10.351	$10.189	$11.480	$11.023

Income (loss) from investment operations:
Net investment income[2]	0.064	0.021	0.010	0.120	0.035	0.097
Net realized and unrealized gain (loss)	(0.017)	0.334	(0.302)	0.194	(0.997)	0.618

Total from investment operations	0.047	0.355	(0.292)	0.314	(0.962)	0.715

Less dividends and distributions from:
Net investment income	—	(0.133)	(0.123)	(0.152)	(0.057)	—
Net realized gain	—	—	—	—	(0.272)	(0.258)

Total dividends and distributions	—	(0.133)	(0.123)	(0.152)	(0.329)	(0.258)

Net asset value, end of period	$10.205	$10.158	$9.936	$10.351	$10.189	$11.480

Total return[3]	0.46%	3.57%	(2.82% )	3.07%	(8.37% )	6.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$504,760	$530,309	$537,382	$370,362	$311,319	$334,673
Ratio of expenses to average net assets	0.48%	0.47%	0.46%	0.46%	0.48%	0.51%
Ratio of net investment income to average net assets	1.27%	0.21%	0.10%	1.14%	0.32%	0.85%
Portfolio turnover	43%	82%	367%	378%	438%	483%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended
		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.158	$9.912	$10.352	$10.164	$11.450	$11.022

Income (loss) from investment operations:
Net investment income (loss)[2]	0.052	(0.004)	(0.016)	0.094	0.008	0.068
Net realized and unrealized gain (loss)	(0.017)	0.332	(0.301)	0.193	(0.993)	0.618

Total from investment operations	0.035	0.328	(0.317)	0.287	(0.985)	0.686

Less dividends and distributions from:
Net investment income	—	(0.082)	(0.123)	(0.099)	(0.029)	—
Net realized gain	—	—	—	—	(0.272)	(0.258)

Total dividends and distributions	—	(0.082)	(0.123)	(0.099)	(0.301)	(0.258)

Net asset value, end of period	$10.193	$10.158	$9.912	$10.352	$10.164	$11.450

Total return[3]	0.35%	3.30%	(3.07% )	2.82%	(8.60% )	6.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$843,986	$805,119	$795,414	$846,056	$804,355	$392,748
Ratio of expenses to average net assets	0.73%	0.72%	0.71%	0.71%	0.73%	0.76%
Ratio of net investment income (loss) to average net assets	1.02%	(0.04% )	(0.15% )	0.89%	0.07%	0.60%
Portfolio turnover	43%	82%	367%	378%	438%	483%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for the open tax years (years ended December 31, 2013–December 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisers Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$38,506
Legal	9,295

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $39,396 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$470,340
Distribution fees payable to LFD	174,261
Printing and mailing fees payable to Lincoln Life	39,396
Shareholder servicing fees payable to Lincoln Life	32,610

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$259,173,982
Purchases of U.S. government securities	312,365,281
Sales other than U.S. government securities	306,709,417
Sales of U.S. government securities	306,548,358

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,325,158,229

Aggregate unrealized appreciation	$42,825,470
Aggregate unrealized depreciation	(9,997,249)

Net unrealized appreciation	$32,828,221

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$56,779,908	$48,268,187	$105,048,095

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$830,458	$830,458
Non-Agency Commercial Mortgage-Backed Securities	—	4,092,070	4,092,070
Sovereign Bonds	—	604,858,333	604,858,333
U.S. Treasury Obligations	—	723,399,029	723,399,029
Money Market Fund	24,806,560	—	24,806,560

Total Investments	$24,806,560	$1,333,179,890	$1,357,986,450

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,546,931	$1,546,931

Futures Contracts	$875,158	$—	$8 75,158

Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,751,889)	$(7,751,889)

Futures Contracts	$(1,067,612)	$—	$(1,067,612)

There were no Level 3 investments at the beginning or end of the year.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments or Level 2 investments that had a material impact to the Fund. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	3,165,541	5,682,552
Service Class	7,531,917	8,939,845
Shares reinvested:
Standard Class	—	674,521
Service Class	—	633,438

	10,697,458	15,930,356

Shares redeemed:
Standard Class	(5,911,106)	(8,232,103)
Service Class	(3,988,514)	(10,561,832)

	(9,899,620)	(18,793,935)

Net increase (decrease)	797,838	(2,863,579)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$1,546,931	Liabilities net of receivables and other assets	$(7,751,889)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	875,158	Liabilities net of receivables and other assets	(1,067,612)

Total		$2,422,089		$(8,819,501)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(26,044,832)	$(13,629,449)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(581,690)	(45,461)

Total		$(26,626,522)	$(13,674,910)

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (Average cost)	$44,822,579	$646,162,355
Futures contracts (Average notional value)	160,449,939	347,355,781

At June 30, 2017, the Fund pledged and received U.S. Treasury Obligations with a value of $3,123,445 and $127,146, respectively, as collateral for derivatives.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(36,379)	$(36,379)
Barclays Bank	149,662	(460,470)	(310,808)
Citigroup Global Markets	27,009	(740,678)	(713,669)
Goldman Sachs Capital	175,551	(19,142)	156,409
Hong Kong Shanghai Bank	39,603	(603,498)	(563,895)
JPMorgan Chase Bank	875,158	(1,067,612)	(192,454)
Morgan Stanley Capital	1,572	(5,274,959)	(5,273,387)
Royal Bank of Scotland	1,146,170	—	1,146,170

Total	$2,414,725	$(8,202,738)	$(5,788,013)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[a]
Bank of America Merrill Lynch	$(36,379)	$—	$—	$—	$—	$(36,379)
Barclays Bank	(310,808)	—	—	—	—	(310,808)
Citigroup Global Markets	(713,669)	—	—	—	—	(713,669)
Goldman Sachs Capital	156,409	—	—	—	—	156,409
Hong Kong Shanghai Bank	(563,895)	—	—	—	—	(563,895)
JPMorgan Chase Bank	(192,454)	—	—	—	192,454	—
Morgan Stanley Capital	(5,273,387)	—	—	—	—	(5,273,387)
Royal Bank of Scotland	1,146,170	—	—	—	—	1,146,170

Total	$(5,788,013)	$—	$—	$—	$192,454	$(5,595,559)

[a]Net	exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Multi-Asset Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock Multi-Asset Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,040.40	0.36%	$1.82
Service Class Shares	1,000.00	1,039.20	0.61%	3.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.67%
Equity Funds	20.69%
Fixed Income Funds	66.72%
International Equity Funds	10.98%
Money Market Fund	1.28%
Options Purchased	0.06%
Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.67%
Equity Funds–20.69%
Alerian MLP ETF	46,450	$555,542
iShares Core Dividend Growth ETF	6,828	213,853
iShares Core High Dividend ETF	6,780	563,621
iShares U.S. Preferred Stock ETF	36,768	1,440,203
iShares U.S. Real Estate ETF	2,628	209,636

		2,982,855

Fixed Income Funds–66.72%
iShares 0-5 Year High Yield Corporate Bond ETF	19,605	938,295
iShares 1-3 Year Credit Bond ETF	26,420	2,782,290
iShares 10+ Year Credit Bond ETF	16,161	996,164
iShares CMBS ETF	8,345	428,933
iShares Floating Rate Bond ETF	8,503	432,973
iShares iBoxx $ High Yield Corporate Bond ETF	39,186	3,463,651
iShares Intermediate Credit Bond ETF	5,236	574,808

		9,617,114

International Equity Funds–10.98%
iShares Emerging Markets Dividend ETF	7,094	284,966
iShares Europe ETF	8,123	360,011
iShares International Developed Real Estate ETF	7,537	214,654
iShares International Select Dividend ETF	22,077	722,359

		1,581,990

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–1.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	184,998	$184,998

		184,998

Total Investment Companies (Cost $13,962,350)		14,366,957

	Number of Contracts
OPTIONS PURCHASED–0.06%
Equity Put Options–0.06%
S&P 500 Index strike price $2,300, expiration date 10/31/17 (JPMC)	1	3,045
S&P 500 Index strike price $2,300, expiration date 9/15/17 (JPMC)	1	1,657
S&P 500 Index strike price $2,350, expiration date 10/31/17 (JPMC)	1	4,010

Total Options Purchased (Premium paid $9,999)		8,712

TOTAL VALUE OF SECURITIES–99.73% (Cost $13,972,349)	14,375,669
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	38,790

NET ASSETS APPLICABLE TO 1,482,040 SHARES OUTSTANDING–100.00%	$14,414,459

NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND STANDARD CLASS ($1,793,257 / 184,183 Shares)	$9.736
NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND SERVICE CLASS ($12,621,202 / 1,297,857 Shares)	$9.725
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$14,401,189
Undistributed net investment income	192,407
Accumulated net realized loss on investments	(573,455)
Net unrealized appreciation of investments, foreign currencies and derivatives	394,318

TOTAL NET ASSETS	$14,414,459

«

Includes $51,965 cash collateral and $32 foreign currencies collateral due to broker for futures contracts, $6,647 due to manager and affiliates, $10,209 expense reimbursement receivable from Lincoln Investment Advisors Corporation, and $292 payable for fund shares redeemed as of June 30, 2017.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
(3) Euro	$(424,445)	$(430,012)	9/19/17	$—	$(5,567)

Equity Contracts:
1 E-mini S&P 500 Index	121,320	121,045	9/18/17	—	(275)

Interest Rate Contracts:
(7) U.S. Treasury 2 yr Notes	(1,513,892)	(1,512,765)	10/2/17	1,127	—
(6) U.S. Treasury 5 yr Notes	(709,029)	(707,016)	10/2/17	2,013	—
(1) U.S. Treasury 10 yr Notes	(125,864)	(125,531)	9/21/17	333	—
(2) U.S. Treasury Long Bonds	(305,368)	(307,375)	9/21/17	—	(2,007)
(2) U.S. Treasury Ultra Bonds	(326,427)	(331,750)	9/21/17	—	(5,323)

				3,473	(7,330)

Total				$3,473	$(13,172)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

JPMC–JPMorgan Chase Bank

MLP–Master Limited Partnership

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock Multi-Asset Income Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$240,164

EXPENSES:
Management fees	46,063
Professional fees	18,429
Distribution fees-Service Class	14,769
Reports and statements to shareholders	3,358
Accounting and administration expenses	1,808
Consulting fees	866
Custodian fees	744
Shareholder servicing fees	685
Pricing fees	462
Trustees’ fees and expenses	226
Other	141

87,551
Less:
Management fees waived	(28,451)
Expenses reimbursed	(19,945)

Total operating expenses	39,155

NET INVESTMENT INCOME	201,009

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,460)
Foreign currencies	415
Futures contracts	(10,096)
Options purchased	(15,142)

Net realized loss	(26,283)

Net change in unrealized appreciation
(depreciation) of:
Investments	367,411
Foreign currencies	699
Futures contracts	(20,035)
Options purchased	(1,287)

Net change in unrealized appreciation (depreciation)	346,788

NET REALIZED AND UNREALIZED GAIN	320,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$521,514

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$201,009	$330,251
Net realized loss	(26,283)	(297,839)
Net change in unrealized appreciation
(depreciation)	346,788	642,659

Net increase in net assets resulting from operations	521,514	675,071

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(48,697)
Service Class	—	(291,936)
Return of capital:
Standard Class	—	(642)
Service Class	—	(4,199)

	—	(345,474)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	86,205	941,636
Service Class	1,757,864	3,697,603
Reinvestment of dividends and distributions:
Standard Class	—	49,339
Service Class	—	296,135

	1,844,069	4,984,713

Cost of shares redeemed:
Standard Class	(71,634)	(44,979)
Service Class	(762,939)	(1,179,371)

	(834,573)	(1,224,350)

Increase in net assets derived from capital share transactions	1,009,496	3,760,363

NET INCREASE IN NET ASSETS	1,531,010	4,089,960
NET ASSETS:
Beginning of period	12,883,449	8,793,489

End of period	$14,414,459	$12,883,449

Undistributed (Distributions in excess of) net investment income	$192,407	$(8,602)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–5

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended		5/1/14[2] to 12/31/14
		12/31/16	12/31/15

Net asset value, beginning of period	$9.358	$9.005	$9.699	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.151	0.311	0.347	0.284
Net realized and unrealized gain (loss)	0.227	0.320	(0.727)	(0.339)

Total from investment operations	0.378	0.631	(0.380)	(0.055)

Less dividends and distributions from:
Net investment income	—	(0.274)	(0.314)	(0.244)
Return of capital	—	(0.004)	—	(0.002)

Total dividends and distributions	—	(0.278)	(0.314)	(0.246)

Net asset value, end of period	$9.736	$9.358	$9.005	$9.699

Total return[4]	4.04%	7.01%	(3.92% )	(0.55% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,793	$1,709	$757	$765
Ratio of expenses to average net assets[5]	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.07%	1.04%	1.09%	1.32%
Ratio of net investment income to average net assets	3.18%	3.31%	3.60%	4.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.47%	2.63%	2.87%	3.24%
Portfolio turnover	7%	35%	40%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–6

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended		5/1/14[2] to 12/31/14
		12/31/16	12/31/15

Net asset value, beginning of period	$9.358	$9.006	$9.699	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.139	0.286	0.322	0.266
Net realized and unrealized gain (loss)	0.228	0.321	(0.725)	(0.337)

Total from investment operations	0.367	0.607	(0.403)	(0.071)

Less dividends and distributions from:
Net investment income	—	(0.251)	(0.290)	(0.228)
Return of capital	—	(0.004)	—	(0.002)

Total dividends and distributions	—	(0.255)	(0.290)	(0.230)

Net asset value, end of period	$9.725	$9.358	$9.006	$9.699

Total return[4]	3.92%	6.74%	(4.16% )	(0.72% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,621	$11,174	$8,036	$5,546
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.32%	1.29%	1.34%	1.57%
Ratio of net investment income to average net assets	2.93%	3.06%	3.35%	3.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.22%	2.38%	2.62%	2.99%
Portfolio turnover	7%	35%	40%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–7

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Multi-Asset Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize current income; capital appreciation is a secondary objective. The Fund currently invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market fund have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Multi-Asset Income Fund–8

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.68% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.42% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed 0.36% of the average daily net assets for the Standard Class and 0.61% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management, LLC. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$479
Legal	116

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $730 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$10,209
Management fees payable to LIAC	3,032
Distribution fees payable to LFD	2,547

LVIP BlackRock Multi-Asset Income Fund–9

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Printing and mailing fees payable to Lincoln Life	730
Shareholder servicing fees payable to Lincoln Life	338

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2017, Lincoln Life directly owned 36.64% of the Fund.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$2,136,806
Sales	917,775

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,972,349

Aggregate unrealized appreciation	$416,491
Aggregate unrealized depreciation	(11,884)

Net unrealized appreciation	$404,607

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from November 1, 2016 through December 31, 2016, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. At December 31, 2016, the Fund deferred $8,602 of qualified late year ordinary losses.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$100,941	$126,016	$226,957

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Multi-Asset Income Fund–10

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$14,366,957
Options Purchased	8,712

Total Investments	$14,375,669

Derivatives:
Assets:
Futures Contracts	$3,473

Liabilities:
Futures Contracts	$(13,172)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	8,977	98,175
Service Class	183,572	395,998

Shares reinvested:
Standard Class	—	5,274
Service Class	—	31,648

	192,549	531,095

Shares redeemed:
Standard Class	(7,488)	(4,807)
Service Class	(79,696)	(125,991)

	(87,184)	(130,798)

Net increase	105,365	400,297

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP BlackRock Multi-Asset Income Fund–11

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; and to facilitate investments in portfolio securities.

Options Contracts–During the six months ended June 30, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no options written during the six months ended June 30, 2017.

During the six months ended June 30, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund’s overall exposure to certain markets; and to protect the value of portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	$ —	Receivables and other assets net of liabilities	$(5,567)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(275)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	3,473	Receivables and other assets net of liabilities	(7,330)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	8,712	Receivables and other assets net of liabilities	—

Total		$12,185		$(13,172)

LVIP BlackRock Multi-Asset Income Fund–12

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,307)	$(6,878)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,127	(3,579)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(12,916)	(9,578)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(15,142)	(1,287)

Total		$(25,238)	$(21,322)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$220,508	$2,450,228
Options contracts (average notional value)	5,392	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$3,473	$(14,459)	$(10,986)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(10,986)	$—	$—	$—	$10,986	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

LVIP BlackRock Multi-Asset Income Fund–13

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Multi-Asset Income Fund–14

LVIP BlackRock Scientific Allocation Fund (formerly LVIP Delaware Foundation® Moderate Allocation Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock Scientific Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Scientific Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners, are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,066.50	0.73%	$3.74
Service Class Shares	1,000.00	1,065.30	0.98%	5.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Scientific Allocation Fund–1

LVIP BlackRock Scientific Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and

Geography Allocation (unaudited)

As of June 30, 2017

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	49.36%
U.S. Markets	25.41%
Aerospace & Defense	0.43%
Air Freight & Logistics	0.08%
Auto Components	0.23%
Banks	0.75%
Beverages	0.50%
Biotechnology	0.77%
Building Products	0.27%
Capital Markets	1.17%
Chemicals	0.42%
Commercial Services & Supplies	0.13%
Communications Equipment	0.53%
Construction & Engineering	0.01%
Consumer Finance	0.25%
Diversified Financial Services	0.06%
Electric Utilities	0.01%
Electrical Equipment	0.10%
Electronic Equipment, Instruments & Components	0.15%
Energy Equipment & Services	0.03%
Equity Real Estate Investment Trusts	0.59%
Food & Staples Retailing	0.31%
Food Products	0.93%
Gas Utilities	0.01%
Health Care Equipment & Supplies	0.34%
Health Care Providers & Services	1.17%
Hotels, Restaurants & Leisure	0.68%
Household Products	0.27%
Industrial Conglomerates	0.16%
Insurance	0.51%
Internet & Direct Marketing Retail	0.32%
Internet Software & Services	1.60%
IT Services	0.78%
Leisure Products	0.35%
Life Sciences Tools & Services	0.26%
Machinery	0.77%
Media	1.14%
Multiline Retail	0.33%
Multi-Utilities	0.41%
Oil, Gas & Consumable Fuels	0.39%
Pharmaceuticals	1.18%
Professional Services	0.35%
Road & Rail	0.67%
Semiconductors & Semiconductor Equipment	1.14%
Software	1.93%
Specialty Retail	1.65%
Technology Hardware, Storage & Peripherals	1.04%
Textiles, Apparel & Luxury Goods	0.09%
Water Utilities	0.14%

Security Type/Sector	Percentage of Net Assets

Wireless Telecommunication Services	0.01%
Developed Markets	18.67%
Aerospace & Defense	0.14%
Air Freight & Logistics	0.05%
Airlines	0.25%
Auto Components	0.27%
Automobiles	0.61%
Banks	3.03%
Beverages	0.24%
Biotechnology	0.13%
Building Products	0.09%
Capital Markets	0.14%
Chemicals	1.21%
Commercial Services & Supplies	0.18%
Construction & Engineering	0.52%
Construction Materials	0.02%
Consumer Finance	0.09%
Containers & Packaging	0.01%
Distributors	0.01%
Diversified Financial Services	0.06%
Diversified Telecommunication Services	1.08%
Electric Utilities	0.09%
Electrical Equipment	0.20%
Electronic Equipment, Instruments & Components	0.15%
Energy Equipment & Services	0.18%
Equity Real Estate Investment Trusts	0.01%
Food & Staples Retailing	0.20%
Food Products	0.19%
Gas Utilities	0.17%
Health Care Equipment & Supplies	0.20%
Health Care Providers & Services	0.02%
Hotels, Restaurants & Leisure	0.26%
Household Durables	0.27%
Household Products	0.12%
Independent Power & Renewable Electricity Producers	0.00%
Industrial Conglomerates	0.09%
Insurance	1.25%
Internet & Direct Marketing Retail	0.01%
Internet Software & Services	0.03%
IT Services	0.54%
Life Sciences Tools & Services	0.46%
Machinery	0.24%
Media	0.18%
Metals & Mining	0.40%
Multiline Retail	0.01%
Multi-Utilities	0.17%
Oil, Gas & Consumable Fuels	1.05%
Paper & Forest Products	0.28%

LVIP BlackRock Scientific Allocation Fund–2

LVIP BlackRock Scientific Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and

Geography Allocation (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets

Pharmaceuticals	0.83%
Professional Services	0.15%
Real Estate Management & Development	0.41%
Road & Rail	0.07%
Semiconductors & Semiconductor Equipment	0.07%
Software	0.20%
Specialty Retail	0.04%
Technology Hardware, Storage & Peripherals	0.12%
Textiles, Apparel & Luxury Goods	0.20%
Thrift & Mortgage Finance	0.01%
Tobacco	0.75%
Trading Companies & Distributors	0.21%
Transportation Infrastructure	0.12%
Water Utilities	0.01%
Wireless Telecommunication Services	0.58%
Emerging Markets	5.28%
Auto Components	0.01%
Automobiles	0.05%
Banks	0.66%
Beverages	0.02%
Biotechnology	0.01%
Capital Markets	0.01%
Chemicals	0.05%
Construction & Engineering	0.21%
Construction Materials	0.05%
Diversified Financial Services	0.07%
Diversified Telecommunication Services	0.19%
Electric Utilities	0.12%
Electrical Equipment	0.02%
Electronic Equipment, Instruments & Components	0.64%
Food & Staples Retailing	0.01%
Food Products	0.25%
Health Care Providers & Services	0.04%
Household Durables	0.01%
Household Products	0.02%
Independent Power & Renewable Electricity Producers	0.05%
Industrial Conglomerates	0.09%
Insurance	0.05%
Internet Software & Services	0.73%
IT Services	0.07%
Leisure Products	0.03%
Machinery	0.02%
Marine	0.06%
Media	0.03%
Metals & Mining	0.30%
Oil, Gas & Consumable Fuels	0.68%
Personal Products	0.00%
Pharmaceuticals	0.02%
Real Estate Management & Development	0.05%
Semiconductors & Semiconductor Equipment	0.22%
Technology Hardware, Storage & Peripherals	0.06%

Security Type/Sector	Percentage of Net Assets

Textiles, Apparel & Luxury Goods	0.03%
Thrift & Mortgage Finance	0.09%
Tobacco	0.01%
Transportation Infrastructure	0.03%
Wireless Telecommunication Services	0.22%
Preferred Stock	0.35%
Agency Mortgage-Backed Securities	18.94%
Corporate Bonds	19.96%
Aerospace & Defense	0.43%
Automobiles	0.96%
Banks	3.33%
Beverages	0.24%
Biotechnology	0.18%
Building Products	0.10%
Capital Markets	2.65%
Chemicals	0.21%
Diversified Financial Services	0.13%
Diversified Telecommunication Services	0.74%
Electric Utilities	1.24%
Electronic Equipment, Instruments & Components	0.04%
Equity Real Estate Investment Trusts	0.66%
Food Products	0.05%
Health Care Equipment & Supplies	0.86%
Health Care Providers & Services	0.44%
Hotels, Restaurants & Leisure	0.30%
Household Durables	0.21%
Industrial Conglomerates	0.05%
Insurance	0.47%
Internet & Direct Marketing Retail	0.22%
Internet Software & Services	0.32%
IT Services	0.22%
Life Sciences Tools & Services	0.11%
Machinery	0.06%
Media	0.84%
Metals & Mining	0.04%
Multi-Utilities	0.44%
Oil, Gas & Consumable Fuels	1.46%
Paper & Forest Products	0.07%
Pharmaceuticals	0.67%
Professional Services	0.03%
Road & Rail	0.09%
Semiconductors & Semiconductor Equipment	0.47%
Software	0.18%
Specialty Retail	0.04%
Technology Hardware, Storage & Peripherals	0.68%
Tobacco	0.73%
Municipal Bonds	0.24%
Non-Agency Asset-Backed Securities	2.65%
Non-Agency Commercial Mortgage-Backed Security	0.04%

LVIP BlackRock Scientific Allocation Fund–3

LVIP BlackRock Scientific Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and

Geography Allocation (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets

Sovereign Bonds	0.80%
U.S. Treasury Obligations	23.24%
Rights	0.00%
Money Market Fund	3.38%
Total Investments	118.96%
TBA Sales	(0.24%)
Liabilities Net of Receivables and Other Assets	(18.72%)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Alphabet Class A & Class C	1.08%
Johnson & Johnson	0.72%
Apple	0.62%
Microsoft	0.61%
Union Pacific	0.52%
Adobe Systems	0.52%
Home Depot	0.52%
Comcast Class A	0.51%
Lowe’s	0.51%
Bank of Nova Scotia	0.50%
Total	6.11%

Geography*	Percentage of Net Assets

Australia	1.31%
Austria	0.28%
Belgium	0.05%
Brazil	0.24%
Canada	1.77%
Cayman Islands	0.04%
China	1.87%
Colombia	0.52%
Denmark	0.51%
Finland	0.67%
France	1.32%
Germany	2.18%
Guernsey	0.42%
Hong Kong	0.55%
Hungary	0.07%
India	0.51%
Indonesia	0.17%
Ireland	0.32%
Israel	0.14%
Italy	0.42%
Japan	4.06%
Luxembourg	0.32%
Malaysia	0.07%
Mexico	0.32%
Netherlands	0.64%
Norway	0.52%
Philippines	0.15%
Poland	0.39%
Portugal	0.12%
Republic of Korea	0.69%
Russia	0.08%
Singapore	0.12%
South Africa	0.05%
Spain	0.57%
Sweden	0.69%
Switzerland	0.76%
Taiwan	0.90%
Thailand	0.43%
Turkey	0.42%
United Kingdom	2.86%
United States	87.76%
Uruguay	0.06%
Total	115.34%

*Allocation includes all investments except for money market fund.

IT–Information Technology

LVIP BlackRock Scientific Allocation Fund–4

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–49.36%
U.S. MARKETS–25.41%
Aerospace & Defense–0.43%
Boeing	1,663	$328,858
Curtiss-Wright	76	6,975
Lockheed Martin	265	73,567

		409,400

Air Freight & Logistics–0.08%
FedEx	355	77,152

		77,152

Auto Components–0.23%
Lear	1,483	210,705
Tenneco	156	9,021

		219,726

Banks–0.75%
Bank of America	6,818	165,405
Bank of Hawaii	113	9,376
Citigroup	3,023	202,178
Citizens Financial Group	8,103	289,115
Investors Bancorp	395	5,277
JPMorgan Chase & Co.	500	45,700

		717,051

Beverages–0.50%
Dr Pepper Snapple Group	2,744	250,006
PepsiCo	1,966	227,053

		477,059

Biotechnology–0.77%
AbbVie	1,826	132,403
†Alexion Pharmaceuticals	252	30,661
†Alkermes	170	9,855
Amgen	839	144,501
†Biogen	246	66,755
†BioMarin Pharmaceutical	192	17,437
†Celgene	869	112,857
Gilead Sciences	1,480	104,754
†Incyte	190	23,923
†Regeneron Pharmaceuticals	87	42,729
†Seattle Genetics	111	5,743
†United Therapeutics	49	6,357
†Vertex Pharmaceuticals	278	35,826

		733,801

Building Products–0.27%
Fortune Brands Home & Security	1,586	103,471
Masco	3,645	139,275
Owens Corning	170	11,376

		254,122

Capital Markets–1.17%
Ameriprise Financial	1,819	231,540
Charles Schwab	944	40,554

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
CME Group	3,682	$461,134
Evercore Partners Class A	250	17,625
Intercontinental Exchange	353	23,270
Legg Mason	171	6,525
S&P Global	1,388	202,634
SEI Investments	964	51,844
TD Ameritrade Holding	1,715	73,728

		1,108,854

Chemicals–0.42%
Air Products & Chemicals	450	64,377
Cabot	120	6,412
Eastman Chemical	267	22,425
LyondellBasell Industries Class A	3,348	282,538
Praxair	86	11,399
Westlake Chemical	160	10,594

		397,745

Commercial Services & Supplies–0.13%
KAR Auction Services	278	11,668
Republic Services	459	29,252
Waste Management	1,154	84,646

		125,566

Communications Equipment–0.53%
Cisco Systems	14,666	459,046
†F5 Networks	297	37,737
InterDigital	145	11,209

		507,992

Construction & Engineering–0.01%
EMCOR Group	107	6,996

		6,996

Consumer Finance–0.25%
American Express	2,224	187,350
Discover Financial Services	768	47,762

		235,112

Diversified Financial Services–0.06%
Voya Financial	1,667	61,496

		61,496

Electric Utilities–0.01%
OGE Energy	165	5,740

		5,740

Electrical Equipment–0.10%
Emerson Electric	965	57,533
Rockwell Automation	234	37,899

		95,432

Electronic Equipment, Instruments & Components–0.15%
†Flex	5,076	82,790

LVIP BlackRock Scientific Allocation Fund–5

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina	329	$12,535
TE Connectivity	548	43,117

		138,442

Energy Equipment & Services–0.03%
Baker Hughes, a GE company	483	26,328

		26,328

Equity Real Estate Investment Trusts–0.59%
Brixmor Property Group	610	10,907
DCT Industrial Trust	524	28,003
Equity LifeStyle Properties	115	9,929
First Industrial Realty Trust	368	10,532
Host Hotels & Resorts	2,743	50,115
Park Hotels & Resorts	859	23,159
RLJ Lodging Trust	2,323	46,158
Simon Property Group	2,034	329,020
Ventas	96	6,670
Weingarten Realty Investors	1,478	44,488

		558,981

Food & Staples Retailing–0.31%
CVS Health	293	23,575
†US Foods Holding	320	8,710
Walgreens Boots Alliance	192	15,036
Wal-Mart Stores	3,243	245,430

		292,751

Food Products–0.93%
Archer-Daniels-Midland	7,153	295,991
Hershey	688	73,871
Ingredion	2,038	242,950
Kraft Heinz	—	0
McCormick & Co.	2,094	204,186
†Pilgrim’s Pride	2,028	44,454
Pinnacle Foods	353	20,968

		882,420

Gas Utilities–0.01%
UGI	160	7,746

		7,746

Health Care Equipment & Supplies–0.34%
Baxter International	549	33,236
Danaher	898	75,782
†IDEXX Laboratories	903	145,762
†Masimo	781	71,212

		325,992

Health Care Providers & Services–1.17%
AmerisourceBergen	1,793	169,492
Cardinal Health	1,209	94,205
†Express Scripts Holding	3,479	222,099

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
Humana	172	$41,387
McKesson	246	40,477
Quest Diagnostics	200	22,232
UnitedHealth Group	2,371	439,631
†WellCare Health Plans	471	84,573

		1,114,096

Hotels, Restaurants & Leisure–0.68%
Carnival	4,051	265,624
Domino’s Pizza	494	104,496
Extended Stay America	930	18,005
†Hyatt Hotels Class A	106	5,958
McDonald’s	1,530	234,335
Papa John’s International	258	18,514

		646,932

Household Products–0.27%
Clorox	628	83,675
Energizer Holdings	104	4,994
Procter & Gamble	1,918	167,154

		255,823

Industrial Conglomerates–0.16%
3M	484	100,764
Carlisle	554	52,852

		153,616

Insurance–0.51%
CNA Financial	5,247	255,791
Principal Financial Group	980	62,789
Prudential Financial	1,436	155,289
Reinsurance Group of America	73	9,372

		483,241

Internet & Direct Marketing Retail–0.32%
†Amazon.com	313	302,984

		302,984

Internet Software & Services–1.60%
†Alphabet Class A	548	509,465
†Alphabet Class C	569	517,067
†eBay	3,334	116,423
†Facebook Class A	705	106,441
LogMeIn	229	23,931
†VeriSign	2,521	234,352
†Yelp	482	14,470

		1,522,149

IT Services–0.78%
Accenture Class A	2,063	255,152
Amdocs	388	25,010
Booz Allen Hamilton Holding	2,022	65,796
DST Systems	136	8,391

LVIP BlackRock Scientific Allocation Fund–6

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Genpact	437	$12,162
International Business Machines	235	36,150
Jack Henry & Associates	270	28,045
Mastercard Class A	2,087	253,466
†Teradata	349	10,292
Visa Class A	473	44,358

		738,822

Leisure Products–0.35%
Hasbro	2,944	328,285

		328,285

Life Sciences Tools & Services–0.26%
Agilent Technologies	2,008	119,094
†Charles River Laboratories International	107	10,823
†Mettler-Toledo International	186	109,468
†PRA Health Sciences	93	6,976
†Waters	31	5,699

		252,060

Machinery–0.77%
Illinois Tool Works	2,717	389,210
Ingersoll-Rand	1,153	105,373
Oshkosh	272	18,735
PACCAR	2,516	166,157
Parker-Hannifin	143	22,854
Stanley Black & Decker	124	17,451
Toro	198	13,719

		733,499

Media–1.14%
CBS Class B	3,484	222,210
=Century Communications	5,000	0
Cinemark Holdings	205	7,964
Comcast Class A	12,571	489,263
Interpublic Group	5,577	137,194
†Live Nation Entertainment	279	9,723
Omnicom Group	836	69,304
Regal Entertainment Group Class A	455	9,309
Scripps Networks Interactive Class A	74	5,055
Time Warner	903	90,670
Twenty-First Century Fox Class A	1,385	39,251

		1,079,943

Multiline Retail–0.33%
Big Lots	489	23,619
Kohl’s	441	17,053
Target	5,215	272,692

		313,364

Multi-Utilities–0.41%
Ameren	241	13,175

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
CenterPoint Energy	11,551	$316,266
CMS Energy	1,041	48,146
NorthWestern	142	8,665

		386,252

Oil, Gas & Consumable Fuels–0.39%
†Antero Resources	903	19,514
ConocoPhillips	250	10,990
Exxon Mobil	860	69,428
†Gulfport Energy	238	3,511
Marathon Petroleum	441	23,078
†Newfield Exploration	127	3,614
†Rice Energy	2,741	72,993
Valero Energy	2,455	165,614

		368,742

Pharmaceuticals–1.18%
Eli Lilly & Co.	71	5,843
Johnson & Johnson	5,140	679,971
Merck & Co.	4,346	278,535
Pfizer	1,809	60,764
Zoetis	1,616	100,806

		1,125,919

Professional Services–0.35%
Equifax	637	87,537
ManpowerGroup	2,162	241,387
†WageWorks	93	6,250

		335,174

Road & Rail–0.67%
Landstar System	203	17,377
Norfolk Southern	884	107,583
†Swift Transportation	460	12,190
Union Pacific	4,563	496,956

		634,106

Semiconductors & Semiconductor Equipment–1.14%
Applied Materials	3,573	147,601
Intel	5,976	201,630
KLA-Tencor	895	81,901
Maxim Integrated Products	1,831	82,212
Texas Instruments	5,487	422,115
Xilinx	2,378	152,953

		1,088,412

Software–1.93%
†Adobe Systems	3,502	495,323
†Aspen Technology	244	13,483
CDK Global	83	5,151
†Citrix Systems	837	66,608
†Dell Technologies Class V	898	54,877
Intuit	3,081	409,188

LVIP BlackRock Scientific Allocation Fund–7

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Manhattan Associates	218	$10,477
Microsoft	8,442	581,907
†Paycom Software	183	12,519
†VMware Class A	2,028	177,308
†Zynga Class A	2,953	10,749

		1,837,590

Specialty Retail–1.65%
American Eagle Outfitters	380	4,579
Best Buy	1,660	95,168
†Burlington Stores	106	9,751
Home Depot	3,218	493,641
Lowe’s	6,262	485,493
Ross Stores	2,512	145,018
TJX	4,640	334,869

		1,568,519

Technology Hardware, Storage & Peripherals–1.04%
Apple	4,123	593,794
HP	9,914	173,297
†NCR	273	11,149
NetApp	2,673	107,054
Xerox	3,611	103,744

		989,038

Textiles, Apparel & Luxury Goods–0.09%
Carter’s	186	16,545
Ralph Lauren	911	67,232
†Steven Madden	1	20

		83,797

Water Utilities–0.14%
American Water Works	1,682	131,112

		131,112

Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	9,019

		9,019

Total U.S. Markets (Cost $21,626,880)		24,148,398

§DEVELOPED MARKETS–18.67%
Aerospace & Defense–0.14%
QinetiQ Group	26,116	91,908
Thales	343	36,919

		128,827

Air Freight & Logistics–0.05%
bpost	1,252	30,222
PostNL	3,919	18,294

		48,516

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Airlines–0.25%
Qantas Airways	54,669	$240,346

		240,346

Auto Components–0.27%
Brembo	455	6,657
Cie Generale des Etablissements Michelin	172	22,867
Cie Plastic Omnium	644	23,490
Faurecia	647	32,862
Valeo	2,386	160,758
†Xinyi Glass Holdings	6,000	5,940

		252,574

Automobiles–0.61%
Ferrari	290	24,891
Geely Automobile Holdings	75,000	161,769
Nissan Motor	12,800	127,232
Peugeot	11,675	232,889
Renault	372	33,672

		580,453

Banks–3.03%
†Banco Comercial Portugues Class R	31,512	8,483
Bank Hapoalim	2,543	17,161
Bank of Nova Scotia	7,913	476,013
BNP Paribas	2,687	193,528
BOC Hong Kong Holdings	3,500	16,744
Canadian Imperial Bank of Commerce	4,948	402,120
Chiba Bank	1,000	7,237
Dah Sing Banking Group	2,000	4,257
Danske Bank	4,457	171,424
Finecobank Banca Fineco	2,341	18,422
First International Bank of Israel	562	10,192
Gunma Bank	1,200	7,191
Hokuhoku Financial Group	300	4,777
HSBC Holdings	8,467	78,485
ING Groep	3,487	60,138
Lloyds Banking Group	8,282	7,136
Mediobanca	7,041	69,482
Mizuho Financial Group	82,200	150,112
National Australia Bank	769	17,489
†Raiffeisen Bank International	716	18,073
Resona Holdings	35,400	194,665
Royal Bank of Canada	3,963	287,751
Senshu Ikeda Holdings	13,300	56,050
Sumitomo Mitsui Financial Group	6,600	256,958
Sumitomo Mitsui Trust Holdings	2,100	75,038
Swedbank Class A	654	15,937
Toronto-Dominion Bank	4,223	212,811
Westpac Banking	1,833	42,984

		2,880,658

LVIP BlackRock Scientific Allocation Fund–8

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages–0.24%
Carlsberg Class B	358	$38,245
Coca-Cola Bottlers Japan Class C	300	8,669
Coca-Cola European Partners	244	9,923
Davide Campari-Milano	2,222	15,659
Diageo	4,823	142,501
Fevertree Drinks	300	6,662
Kirin Holdings	500	10,176

		231,835

Biotechnology–0.13%
CSL	512	54,318
†Genmab	49	10,454
Grifols	280	7,798
Shire	988	54,535

		127,105

Building Products–0.09%
Cie de Saint-Gobain	1,500	80,145

		80,145

Capital Markets–0.14%
#Anima Holding 144A	723	5,182
Banca Generali	104	3,096
BT Investment Management	1,212	10,601
#Euronext 144A	390	20,245
Jupiter Fund Management	770	5,065
Macquarie Group	573	38,976
Magellan Financial Group	347	7,692
Partners Group Holding	67	41,539

		132,396

Chemicals–1.21%
#Covestro 144A	1,857	134,067
DIC	100	3,587
Evonik Industries	4,946	158,089
Koninklijke DSM	5,500	399,775
LANXESS	1,345	101,834
Lenzing	26	4,659
Lintec	200	4,776
Mitsubishi Chemical Holdings	25,900	214,177
Nippon Shokubai	100	6,428
Sumitomo Chemical	13,000	74,665
Teijin	300	5,764
Tosoh	1,000	10,233
Ube Industries	4,000	10,278
Wacker Chemie	130	14,113
Zeon	1,000	10,642

		1,153,087

Commercial Services & Supplies–0.18%
Downer EDI	1,198	5,902
Intrum Justitia	828	28,109

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Commercial Services & Supplies (continued)
IWG	1,424	$5,998
Rentokil Initial	4,078	14,516
Secom	1,300	98,533
Toppan Printing	2,000	21,907

		174,965

Construction & Engineering–0.52%
ACS Actividades de Construccion y Servicios	400	15,453
CIMIC Group	664	19,822
HOCHTIEF	2,226	407,805
Kajima	2,000	16,857
Maeda	1,000	11,007
NCC Class B	537	15,126
Nishimatsu Construction	1,000	5,299
Penta-Ocean Construction	1,100	6,249

		497,618

Construction Materials–0.02%
CSR	2,703	8,788
Wienerberger	344	7,815

		16,603

Consumer Finance–0.09%
Hitachi Capital	3,400	81,679
Ujjivan Financial Services	1,039	4,976

		86,655

Containers & Packaging–0.01%
DS Smith	2,020	12,460

		12,460

Distributors–0.01%
Inchcape	1,014	9,965

		9,965

Diversified Financial Services–0.06%
ORIX	3,700	57,239

		57,239

Diversified Telecommunication Services–1.08%
Deutsche Telekom	22,683	407,264
Koninklijke KPN	7,905	25,289
Nippon Telegraph & Telephone	5,400	254,937
Proximus SADP	605	21,165
Telefonica	1,199	12,377
Telenor	12,152	201,593
Telstra	31,115	102,834

		1,025,459

Electric Utilities–0.09%
Chubu Electric Power	4,200	55,732

LVIP BlackRock Scientific Allocation Fund–9

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electric Utilities (continued)
CLP Holdings	3,000	$31,739

		87,471

Electrical Equipment–0.20%
Nexans	136	7,440
Vestas Wind Systems	1,921	177,336

		184,776

Electronic Equipment, Instruments & Components–0.15%
†Celestica	554	7,527
Electrocomponents	1,124	8,447
Hitachi	17,000	104,199
Japan Aviation Electronics Industry	1,000	13,825
Venture	700	6,127

		140,125

Energy Equipment & Services–0.18%
Subsea 7	12,504	168,193

		168,193

Equity Real Estate Investment Trusts–0.01%
Stockland	3,455	11,631

		11,631

Food & Staples Retailing–0.20%
Axfood	524	8,745
Distribuidora Internacional de Alimentacion	971	6,045
Jeronimo Martins	5,040	98,377
Sundrug	300	11,176
Woolworths	3,428	67,292

		191,635

Food Products–0.19%
Leroy Seafood Group	2,050	11,135
Maple Leaf Foods	282	7,120
†Marine Harvest	6,414	109,784
NH Foods	1,000	30,362
Saputo	368	11,706
Suedzucker	521	10,857

		180,964

Gas Utilities–0.17%
Tokyo Gas	31,000	161,043

		161,043

Health Care Equipment & Supplies–0.20%
Cochlear	424	50,659
GN Store Nord	1,365	39,858
Straumann Holding Class R	166	94,434

		184,951

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Health Care Providers & Services–0.02%
Miraca Holdings	500	$22,449

		22,449

Hotels, Restaurants & Leisure–0.26%
Aristocrat Leisure	7,630	132,301
Autogrill	441	5,344
Carnival	1,305	86,345
Kindred Group SDR	778	8,801
Melia Hotels International	465	6,952
Skylark.	500	7,175

		246,918

Household Durables–0.27%
Electrolux Class B	6,001	196,669
Fujitsu General	500	11,576
Haseko	800	9,702
Iida Group Holdings	200	3,327
JM	221	7,820
Sekisui Chemical	500	8,940
Sekisui House	400	7,040
Skyworth Digital Holdings	6,000	3,727
Sumitomo Forestry	400	6,281

		255,082

Household Products–0.12%
Lion	500	10,340
Pigeon	300	10,856
Reckitt Benckiser Group	911	92,360

		113,556

Independent Power & Renewable Electricity Producers–0.00%
China Power International Development	8,000	2,838

		2,838

Industrial Conglomerates–0.09%
DCC	540	49,162
Rheinmetall	333	31,614

		80,776

Insurance–1.25%
AIA Group	5,800	42,381
Allianz	1,363	268,384
ASR Nederland	379	12,781
Assicurazioni Generali	7,045	115,949
AXA	3,539	96,808
Direct Line Insurance Group	1,544	7,147
Hannover Rueck	47	5,634
NN Group	1,311	46,598
Old Mutual	17,268	43,497
Old Mutual (South African Shares)	3,855	9,642
Prudential	107	2,454
Sampo Class A	5,847	299,649

LVIP BlackRock Scientific Allocation Fund–10

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance (continued)
Suncorp Group	6,612	$75,315
Talanx	908	33,912
Tokio Marine Holdings	2,300	95,108
†Topdanmark	251	8,015
Tryg	619	13,539
Unipol Gruppo Finanziario	1,579	6,925
Vienna Insurance Group	181	5,105

		1,188,843

Internet & Direct Marketing Retail–0.01%
†ASOS	141	10,558

		10,558

Internet Software & Services–0.03%
Moneysupermarket.com Group	1,236	5,694
Rightmove	193	10,683
†Wix.com	138	9,605

		25,982

IT Services–0.54%
Amadeus IT Group	5,526	330,408
Atos	635	89,135
Fujitsu	2,000	14,720
Itochu Techno-Solutions	200	6,988
Obic	500	30,673
Tech Mahindra	1,068	6,312
#Worldpay Group 144A	9,183	37,651

		515,887

Life Sciences Tools & Services–0.46%
†ICON	153	14,962
†Lonza Group	1,962	424,155

		439,117

Machinery–0.24%
Atlas Copco Class A	2,310	88,565
Cargotec Class B	223	14,149
Georg Fischer	31	30,017
Glory	100	3,272
Sandvik	1,620	25,479
Spirax-Sarco Engineering	176	12,264
Valmet	533	10,355
Volvo Class B	2,558	43,601

		227,702

Media–0.18%
†Altice Class B-W/I	351	8,100
Fairfax Media	10,215	8,636
Fuji Media Holdings	500	6,784
Mediaset Espana Comunicacion	6,544	81,432
Modern Times Group Class B	157	5,404
Nippon Television Holdings	400	6,714
NOS	1,022	6,203

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media (continued)
Technicolor	5,168	$22,536
UBM	2,248	20,203

		166,012

Metals & Mining–0.40%
†Anglo American	2,291	30,737
†Anglo American (London Stock Exchange)	7,339	97,881
BHP Billiton	2,015	36,054
BHP Billiton (London Stock Exchange)	1,824	27,938
Centamin	3,479	7,014
Dowa Holdings	4,000	30,265
Evolution Mining	6,377	11,812
†Glencore	10,364	38,768
†Kinross Gold	1,149	4,669
Newcrest Mining	1,572	24,358
Northern Star Resources	5,270	19,240
OZ Minerals	1,087	6,191
Regis Resources	2,046	5,944
Rio Tinto	854	36,061

		376,932

Multiline Retail–0.01%
Dollarama	123	11,753

		11,753

Multi-Utilities–0.17%
A2A	9,917	16,469
E.ON	12,921	121,722
National Grid	1,816	22,512

		160,703

Oil, Gas & Consumable Fuels–1.05%
BP	16,756	96,636
Caltex Australia	6,726	163,411
Canadian Natural Resources	7,290	210,358
Enerplus	1,146	9,297
Inter Pipeline	428	8,383
Japan Petroleum Exploration	200	4,166
JXTG Holdings	29,500	128,701
Neste	1,547	60,941
OMV	4,433	230,044
Repsol	1,250	19,131
Royal Dutch Shell Class A	1,427	37,822
Royal Dutch Shell Class B	913	24,526

		993,416

Paper & Forest Products–0.28%
Mondi	418	10,965
UPM-Kymmene	8,996	256,459

		267,424

LVIP BlackRock Scientific Allocation Fund–11

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals–0.83%
Astellas Pharma	29,400	$359,283
Bayer	939	121,405
Daiichi Sankyo	1,200	28,241
GlaxoSmithKline	6,832	145,532
Indivior	1,093	4,452
Ipsen	66	9,035
Kaken Pharmaceutical	300	16,350
Novo Nordisk Class B	622	26,637
Recordati	1,199	48,642
Shionogi & Co.	200	11,130
Sino Biopharmaceutical	13,000	11,489
Teva Pharmaceutical Industries	256	8,469

		790,665

Professional Services–0.15%
Intertek Group	2,501	137,366
Teleperformance	66	8,454

		145,820

Real Estate Management & Development–0.41%
CapitaLand	18,500	47,031
Daito Trust Construction	600	93,327
Deutsche EuroShop	148	5,834
Henderson Land Development	1,100	6,136
Hysan Development	4,000	19,084
Kerry Properties	7,500	25,456
KWG Property Holding	12,000	8,038
Nomura Real Estate Holdings	400	7,838
Shenzhen Investment	8,000	3,535
Sun Hung Kai Properties	10,000	146,911
Swire Properties	2,600	8,575
TAG Immobilien	516	8,112
Wheelock & Co.	1,000	7,544

		387,421

Road & Rail–0.07%
ComfortDelGro	35,300	58,972
Sotetsu Holdings	1,000	4,952

		63,924

Semiconductors & Semiconductor Equipment–0.07%
BE Semiconductor Industries	202	10,786
†Dialog Semiconductor	167	7,130
Infineon Technologies	351	7,411
STMicroelectronics	2,947	42,310

		67,637

Software–0.20%
†Check Point Software Technologies	881	96,099
Nintendo	100	33,501
Playtech	946	11,717
Software	216	9,461

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Software (continued)
Square Enix Holdings	400	$13,087
†Temenos Group	131	11,694
†Ubisoft Entertainment	249	14,129

		189,688

Specialty Retail–0.04%
Dixons Carphone	4,400	16,252
Fielmann	124	9,565
JB Hi-Fi	318	5,712
WH Smith	143	3,194

		34,723

Technology Hardware, Storage & Peripherals–0.12%
Logitech International Class R	3,175	116,716

		116,716

Textiles, Apparel & Luxury Goods–0.20%
adidas	73	13,986
LVMH Moet Hennessy Louis Vuitton	524	130,650
Moncler	1,807	42,309
PRADA	1,200	4,465

		191,410

Thrift & Mortgage Finance–0.01%
Aareal Bank	140	5,550

		5,550

Tobacco–0.75%
British American Tobacco	4,592	313,038
Imperial Brands	4,344	195,111
Swedish Match	5,905	207,962

		716,111

Trading Companies & Distributors–0.21%
ITOCHU	7,400	109,808
Kloeckner	995	10,478
Mitsubishi	2,200	46,083
Sumitomo	2,500	32,496

		198,865

Transportation Infrastructure–0.12%
#Aena 144A	316	61,663
Atlantia	649	18,265
Sydney Airport	6,123	33,367

		113,295

Water Utilities–0.01%
Guangdong Investment	6,000	8,269

		8,269

Wireless Telecommunication Services–0.58%
KDDI	3,300	87,286
NTT DOCOMO	17,800	419,699

LVIP BlackRock Scientific Allocation Fund–12

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group	16,284	$46,183

		553,168

Total Developed Markets (Cost $17,100,062)		17,736,905

×EMERGING MARKETS–5.28%
Auto Components–0.01%
Apollo Tyres	2,002	7,455

		7,455

Automobiles–0.05%
Dongfeng Motor Group	8,000	9,458
Tata Motors	5,807	38,860

		48,318

Banks–0.66%
Agricultural Bank of China	19,000	8,980
Axis Bank	1,850	14,807
Banco do Brasil	1,665	13,479
Bangkok Bank NVDR	3,200	17,427
Bank of China	69,000	33,848
Bank Pekao	151	5,085
China Construction Bank	150,001	116,236
CTBC Financial Holding	10,000	6,558
ICICI Bank	5,367	24,091
Industrial & Commercial Bank of China	111,001	74,925
Kasikornbank NVDR	13,300	77,717
Krung Thai Bank NVDR	14,800	8,191
OTP Bank	793	26,540
†Punjab National Bank	4,048	8,599
Siam Commercial Bank NVDR	15,500	70,952
State Bank of India	7,378	31,236
Turkiye Garanti Bankasi	5,299	14,744
Turkiye Halk Bankasi	1,933	7,224
Turkiye Is Bankasi Class C	30,649	64,896

		625,535

Beverages–0.02%
Ambev	2,800	15,543

		15,543

Biotechnology–0.01%
†Celltrion	89	8,953

		8,953

Capital Markets–0.01%
China Cinda Asset Management	31,000	11,554
Yuanta Financial Holding	6,000	2,643

		14,197

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Chemicals–0.05%
PTT Global Chemical NVDR	21,500	$43,354

		43,354

Construction & Engineering–0.21%
China Communications Construction	89,000	114,678
China Railway Construction	59,000	76,929
Hyundai Development Co-Engineering & Construction	159	6,525
†Metallurgical Corp of China	14,000	4,734

		202,866

Construction Materials–0.05%
Anhui Conch Cement	7,000	24,342
†Cemex	24,887	23,422

		47,764

Diversified Financial Services–0.07%
Haci Omer Sabanci Holding	21,311	66,202

		66,202

Diversified Telecommunication Services–0.19%
Telekomunikasi Indonesia Persero	437,900	148,513
†True NVDR	173,000	31,575
†Turk Telekomunikasyon	1,740	3,086

		183,174

Electric Utilities–0.12%
Korea Electric Power	255	9,093
PGE Polska Grupa Energetyczna	28,523	93,213
Transmissora Alianca de Energia Eletrica	1,198	8,039

		110,345

Electrical Equipment–0.02%
Bharat Heavy Electricals	5,962	12,480
Teco Electric and Machinery	9,000	8,654

		21,134

Electronic Equipment, Instruments & Components–0.64%
AU Optronics	38,000	17,364
Compeq Manufacturing	9,000	7,337
Delta Electronics Thailand NVDR	4,800	12,258
Hon Hai Precision Industry	116,001	446,156
Innolux	231,000	120,740

		603,855

Food & Staples Retailing–0.01%
Magnit GDR	276	9,384

		9,384

Food Products–0.25%
Gruma Class B	435	5,675
JBS	14,058	27,964
Uni-President Enterprises	42,000	84,221

LVIP BlackRock Scientific Allocation Fund–13

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
Universal Robina	38,170	$123,224

		241,084

Health Care Providers & Services–0.04%
Netcare	18,643	36,666

		36,666

Household Durables–0.01%
LG Electronics	98	6,869

		6,869

Household Products–0.02%
Hindustan Unilever	719	12,009
Unilever Indonesia	1,100	4,028

		16,037

Independent Power & Renewable Electricity Producers–0.05%
Huadian Power International	6,000	2,682
Huaneng Power International	58,000	40,264

		42,946

Industrial Conglomerates–0.09%
Enka Insaat ve Sanayi	32,002	48,843
KOC Holding	5,049	23,218
Turkiye Sise ve Cam Fabrikalari	11,213	14,660

		86,721

Insurance–0.05%
Ping An Insurance Group of China	7,500	49,424

		49,424

Internet Software & Services–0.73%
†Alibaba Group Holding ADR	1,153	162,458
†Just Dial	1,074	6,176
NAVER	31	22,705
NetEase ADR	772	232,086
†Sohu.com	185	8,336
Tencent Holdings	6,500	232,445
†YY ADR	453	26,288

		690,494

IT Services–0.07%
HCL Technologies	1,261	16,600
Infosys	1,175	17,007
Tata Consultancy Services	731	26,716
Wipro.	2,478	9,904

		70,227

Leisure Products–0.03%
Merida Industry	5,000	26,792

		26,792

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Machinery–0.02%
Yangzijiang Shipbuilding Holdings	25,500	$22,041

		22,041

Marine–0.06%
MISC	32,200	55,959

		55,959

Media–0.03%
BEC World NVDR	25,900	16,011
Multiplus	537	6,208
Naspers Class N	46	8,949

		31,168

Metals & Mining–0.30%
Eregli Demir ve Celik Fabrikalari	58,108	116,432
KGHM Polska Miedz	5,543	165,513
MMC Norilsk Nickel	59	8,071

		290,016

Oil, Gas & Consumable Fuels–0.68%
Banpu NVDR	45,200	22,088
Bharat Petroleum	5,777	57,147
China Petroleum & Chemical	28,000	21,841
China Shenhua Energy	16,000	35,617
CNOOC	26,000	28,473
Hindustan Petroleum	3,974	31,377
Indian Oil	3,870	23,063
LUKOIL PJSC	462	22,503
MOL Hungarian Oil & Gas	456	35,792
Novatek PJSC GDR	97	10,806
Oil & Natural Gas	15,571	37,893
Polski Koncern Naftowy ORLEN	3,127	94,426
Polskie Gornictwo Naftowe i Gazownictwo	9,982	17,024
PTT Exploration & Production NVDR	28,100	71,346
PTT NVDR	2,800	30,497
SK Innovation	216	29,923
S-Oil	183	15,163
Surgutneftegas OJSC	7,572	3,296
Tatneft PJSC	1,504	9,579
Tupras Turkiye Petrol Rafinerileri	1,403	40,354
United Tractors	5,200	10,710

		648,918

Personal Products–0.00%
Amorepacific	18	4,783

		4,783

Pharmaceuticals–0.02%
Dr Reddy’s Laboratories	131	5,452
Hypermarcas	591	4,943

LVIP BlackRock Scientific Allocation Fund—14

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Pharmaceuticals (continued)
Lupin.	355	$5,821

		16,216

Real Estate Management & Development–0.05%
Greentown China Holdings	4,000	4,406
Guangzhou R&F Properties	26,400	41,050
Sino-Ocean Group Holdings	4,000	1,957

		47,413

Semiconductors & Semiconductor Equipment–0.22%
Elite Advanced Laser	5,000	22,600
SK Hynix.	2,289	134,841
Taiwan Semiconductor Manufacturing	8,000	54,832

		212,273

Technology Hardware, Storage & Peripherals–0.06%
Inventec	43,000	35,056
Samsung Electronics	11	22,853

		57,909

Textiles, Apparel & Luxury Goods–0.03%
ANTA Sports Products	2,000	6,609
Feng TAY Enterprise	2,000	8,843
Formosa Taffeta	11,000	11,047

		26,499

Thrift & Mortgage Finance–0.09%
Housing Development Finance	3,270	81,700

		81,700

Tobacco–0.01%
British American Tobacco Malaysia	800	8,092

		8,092

Transportation Infrastructure–0.03%
Zhejiang Expressway	22,000	28,742

		28,742

Wireless Telecommunication Services–0.22%
America Movil	19,063	15,293
China Mobile	15,000	159,175
Mobile TeleSystems ADR	548	4,592
PLDT	560	19,954
Total Access Communication NVDR	7,000	10,818

		209,832

Total Emerging Markets (Cost $4,675,611)		5,016,900

Total Common Stock (Cost $43,402,553)		46,902,203

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.35%
Banco Bradesco 4.30%	1,500	$12,746
Bayerische Motoren Werke 4.30%	97	7,997
Braskem 3.69%	805	8,339
†Cia Brasileira de Distribuicao	1,632	32,094
Cia Energetica de Sao Paulo Class B 5.66%	7,426	34,183
Henkel 1.53%	1,219	167,770
Itau Unibanco Holding 4.84%	5,465	60,623
†Metalurgica Gerdau	1,504	2,265
Surgutneftegas 23.46%	6,712	3,242
†=Vedanta Limited	32,180	4,979

Total Preferred Stock (Cost $343,947)		334,238

	Principal Amount°

AGENCY MORTGAGE-BACKED SECURITIES–18.94%
Fannie Mae S.F. 15 yr TBA 4.00% 7/1/32	200,000	206,875
Fannie Mae S.F. 30 yr
4.50% 8/1/41	39,649	43,235
5.00% 2/1/35	5,557	6,097
5.00% 10/1/35	4,874	5,350
5.00% 11/1/35	5,661	6,212
5.50% 8/1/37	5,159	5,781
6.00% 12/1/36	1,251	1,420
6.00% 2/1/37	3,980	4,531
6.00% 8/1/37	4,615	5,211
6.00% 9/1/37	1,417	1,614
6.00% 5/1/38	14,461	16,339
6.00% 9/1/38	3,786	4,307
6.00% 11/1/38	2,940	3,340
6.00% 9/1/39	12,820	14,503
6.00% 3/1/40	5,613	6,379
6.00% 7/1/40	18,895	21,401
6.00% 5/1/41	6,871	7,794
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/47	2,750,000	2,824,443
4.00% 7/1/47	6,287,000	6,608,963
4.50% 7/1/47	4,330,040	4,644,814
4.50% 8/1/47	319,960	342,788
5.00% 7/1/47	1,300,000	1,420,047
Freddie Mac S.F. 30 yr
4.50% 5/1/40	118,538	128,992
5.50% 3/1/34	1,549	1,733
5.50% 12/1/34	1,449	1,623
5.50% 4/1/38	6,103	6,794
5.50% 7/1/38	6,145	6,841
6.00% 3/1/36	4,427	5,023
6.00% 9/1/37	3,914	4,404
6.00% 1/1/38	1,702	1,915
6.00% 6/1/38	4,655	5,264

LVIP BlackRock Scientific Allocation Fund–15

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr TBA 3.50% 7/1/47	575,000	$590,707
GNMA II S.F. 30 yr 5.00% 5/20/47	448,476	481,456
GNMA II S.F. 30 yr TBA 3.00% 7/20/47	400,000	404,031
3.50% 7/20/47	50,000	51,789
4.00% 7/20/47	75,000	78,920
4.50% 7/1/47	25,000	26,570

Total Agency Mortgage-Backed Securities (Cost $18,079,003)		17,997,506

CORPORATE BONDS–19.96%
Aerospace & Defense–0.43%
Lockheed Martin
2.50% 11/23/20	200,000	202,905
4.70% 5/15/46	50,000	56,413
Rockwell Collins
3.20% 3/15/24	45,000	45,681
3.50% 3/15/27	100,000	101,607

		406,606

Automobiles–0.96%
Ford Motor Credit
2.375% 3/12/19	200,000	200,988
2.459% 3/27/20	200,000	200,305
General Motors 6.75% 4/1/46	75,000	89,258
General Motors Financial
2.35% 10/4/19	100,000	100,045
3.20% 7/13/20	200,000	203,925
5.25% 3/1/26	105,000	113,606

		908,127

Banks–3.33%
Bank of America
2.25% 4/21/20	300,000	300,325
•2.881% 4/24/23	100,000	100,297
•3.124% 1/20/23	165,000	166,988
•3.824% 1/20/28	30,000	30,557
4.183% 11/25/27	70,000	71,333
Citigroup
2.55% 4/8/19	300,000	302,952
2.65% 10/26/20	300,000	303,109
Fifth Third Bancorp 2.875% 7/27/20	20,000	20,466
HSBC Holdings
3.40% 3/8/21	200,000	205,666
•4.041% 3/13/28	200,000	207,404
Huntington Bancshares 2.30% 1/14/22	35,000	34,511
JPMorgan Chase & Co. 2.55% 10/29/20	200,000	201,772

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
2.55% 3/1/21	200,000	$201,085
•3.22% 3/1/25	100,000	100,277
•3.782% 2/1/28	85,000	87,027
4.25% 10/1/27	55,000	57,490
•4.26% 2/22/48	95,000	99,637
Santander UK Group Holdings 2.875% 10/16/20	100,000	101,628
US Bancorp
2.625% 1/24/22	25,000	25,275
3.60% 9/11/24	75,000	77,977
Wells Fargo & Co.
2.60% 7/22/20	300,000	304,362
3.069% 1/24/23	120,000	121,758
•Westpac Banking 4.322% 11/23/31	40,000	41,080

		3,162,976

Beverages–0.24%
Anheuser-Busch InBev Finance 3.65% 2/1/26	100,000	103,211
Constellation Brands 3.70% 12/6/26	100,000	101,969
PepsiCo 4.45% 4/14/46	25,000	27,320

		232,500

Biotechnology–0.18%
Celgene
3.25% 8/15/22	150,000	154,384
4.625% 5/15/44	15,000	15,819

		170,203

Building Products–0.10%
Lennox International 3.00% 11/15/23	35,000	34,998
Masco 3.50% 4/1/21	55,000	56,758

		91,756

Capital Markets–2.65%
Bank of New York Mellon
2.15% 2/24/20	10,000	10,061
2.20% 8/16/23	40,000	38,818
2.50% 4/15/21	85,000	85,720
CME Group 5.30% 9/15/43	50,000	62,260
Credit Suisse Group Funding
Guernsey 2.75% 3/26/20	400,000	403,409
Export-Import Bank of Korea 2.125% 1/25/20	400,000	398,287
Goldman Sachs Group
2.60% 12/27/20	300,000	301,777
2.875% 2/25/21	200,000	202,314
3.85% 1/26/27	75,000	76,381

LVIP BlackRock Scientific Allocation Fund–16

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
5.15% 5/22/45	80,000	$89,066
6.75% 10/1/37	50,000	65,021
Jefferies Group
6.45% 6/8/27	30,000	34,445
6.50% 1/20/43	10,000	11,338
Morgan Stanley
2.80% 6/16/20	400,000	406,102
3.95% 4/23/27	65,000	65,719
4.30% 1/27/45	50,000	51,832
4.375% 1/22/47	110,000	115,042
TD Ameritrade Holding 3.30% 4/1/27	100,000	99,998

		2,517,590

Chemicals–0.21%
Dow Chemical 8.55% 5/15/19	155,000	173,682
Monsanto 4.70% 7/15/64	25,000	25,299

		198,981

Diversified Financial Services–0.13%
Berkshire Hathaway
2.75% 3/15/23	25,000	25,351
4.50% 2/11/43	25,000	27,536
National Rural Utilities Cooperative Finance
2.70% 2/15/23	35,000	35,068
2.85% 1/27/25	40,000	39,852

		127,807

Diversified Telecommunication Services–0.74%
AT&T
2.45% 6/30/20	200,000	201,167
4.75% 5/15/46	120,000	118,129
5.25% 3/1/37	60,000	64,119
Verizon Communications
4.50% 9/15/20	200,000	213,808
4.862% 8/21/46	75,000	75,304
5.25% 3/16/37	30,000	32,351

		704,878

Electric Utilities–1.24%
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	152,733
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,898
Duke Energy 2.65% 9/1/26	135,000	128,472
Emera US Finance 3.55% 6/15/26	100,000	100,418
Entergy
2.95% 9/1/26	10,000	9,595
4.00% 7/15/22	35,000	37,033
Entergy Louisiana 4.05% 9/1/23	90,000	96,417

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy Mississippi 2.85% 6/1/28	40,000	$38,823
Exelon
3.497% 6/1/22	35,000	35,797
3.95% 6/15/25	35,000	36,279
Great Plains Energy
3.90% 4/1/27	30,000	30,409
4.85% 6/1/21	20,000	21,332
Indiana Michigan Power 4.55% 3/15/46	15,000	16,476
ITC Holdings 3.25% 6/30/26	15,000	14,784
Kansas City Power & Light 3.65% 8/15/25	65,000	66,078
NextEra Energy Capital Holdings 2.40% 9/15/19	55,000	55,404
NV Energy 6.25% 11/15/20	45,000	50,663
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	31,352
Southern
2.75% 6/15/20	60,000	60,740
3.25% 7/1/26	55,000	53,908
Southern Co. Gas Capital 3.25% 6/15/26	100,000	98,321

		1,180,932

Electronic Equipment, Instruments & Components–0.04%
Tech Data 4.95% 2/15/27	40,000	42,483

		42,483

Equity Real Estate Investment Trusts–0.66%
American Tower
2.25% 1/15/22	100,000	97,611
3.45% 9/15/21	150,000	154,837
3.50% 1/31/23	100,000	102,688
4.00% 6/1/25	55,000	57,063
4.40% 2/15/26	25,000	26,249
CC Holdings GS V 3.849% 4/15/23	50,000	52,632
Crown Castle International 5.25% 1/15/23	55,000	61,170
Hospitality Properties Trust 4.50% 3/15/25	40,000	41,117
Host Hotels & Resorts 3.75% 10/15/23	30,000	30,632

		623,999

Food Products–0.05%
Kraft Heinz Foods 4.375% 6/1/46	50,000	49,165

		49,165

LVIP BlackRock Scientific Allocation Fund–17

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.86%
Abbott Laboratories 4.90% 11/30/46	55,000	$60,823
Baxter International 2.60% 8/15/26	100,000	95,352
Becton Dickinson & Co.
2.404% 6/5/20	40,000	40,093
2.894% 6/6/22	35,000	35,149
3.363% 6/6/24	140,000	140,530
Stryker 4.625% 3/15/46	25,000	27,423
Zimmer Biomet Holdings
2.70% 4/1/20	300,000	302,928
3.375% 11/30/21	35,000	35,913
4.625% 11/30/19	80,000	84,262

		822,473

Health Care Providers & Services–0.44%
Laboratory Corp. of America Holdings 3.60% 2/1/25	100,000	101,662
McKesson 4.75% 3/1/21	100,000	107,360
Quest Diagnostics 3.45% 6/1/26	100,000	100,377
UnitedHealth Group 4.25% 4/15/47	100,000	106,879

		416,278

Hotels, Restaurants & Leisure–0.30%
Mcdonald’s
3.50% 3/1/27	200,000	203,707
4.875% 12/9/45	50,000	55,965
Wyndham Worldwide 4.15% 4/1/24	25,000	25,715

		285,387

Household Durables–0.21%
Newell Brands 2.60% 3/29/19	200,000	202,035

		202,035

Industrial Conglomerates–0.05%
Roper Technologies
2.80% 12/15/21	25,000	25,239
3.80% 12/15/26	25,000	25,736

		50,975

Insurance–0.47%
Aflac 4.00% 10/15/46	50,000	49,392
Allstate 3.28% 12/15/26	190,000	193,218
MetLife 6.817% 8/15/18	130,000	137,282
XLIT
4.45% 3/31/25	25,000	25,815
5.50% 3/31/45	40,000	42,844

		448,551

Internet & Direct Marketing Retail–0.22%
Expedia 5.00% 2/15/26	60,000	65,810

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet & Direct Marketing Retail (continued)
Priceline Group 3.60% 6/1/26	140,000	$141,979

		207,789

Internet Software & Services–0.32%
Alibaba Group Holding 2.50% 11/28/19	200,000	201,666
eBay 2.75% 1/30/23	100,000	99,242

		300,908

IT Services–0.22%
#DXC Technology 144A 4.25% 4/15/24	50,000	51,806
Mastercard 3.80% 11/21/46	25,000	25,461
Visa 4.30% 12/14/45	120,000	131,943

		209,210

Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific 3.00% 4/15/23	100,000	100,941

		100,941

Machinery–0.06%
Crane 4.45% 12/15/23	55,000	57,886

		57,886

Media–0.84%
CBS 4.30% 2/15/21	200,000	212,625
Charter Communications Operating
#144A 3.75% 2/15/28	100,000	98,738
4.908% 7/23/25	75,000	81,156
#144A 5.375% 5/1/47	60,000	63,717
Comcast 3.00% 2/1/24	60,000	60,879
Time Warner 3.80% 2/15/27	100,000	100,873
Time Warner Cable
4.00% 9/1/21	100,000	104,625
7.30% 7/1/38	60,000	76,917

		799,530

Metals & Mining–0.04%
Southern Copper 5.875% 4/23/45	35,000	37,603

		37,603

Multi-Utilities–0.44%
Ameren Illinois 9.75% 11/15/18	170,000	187,906
CMS Energy 6.25% 2/1/20	30,000	33,044
Consumers Energy 3.25% 8/15/46	30,000	27,576
Dominion Energy 3.90% 10/1/25	75,000	77,772
DTE Energy
2.85% 10/1/26	50,000	47,651
3.30% 6/15/22	40,000	41,089

		415,038

LVIP BlackRock Scientific Allocation Fund–18

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–1.46%
BP Capital Markets
3.216% 11/28/23	75,000	$76,232
3.224% 4/14/24	20,000	20,215
Buckeye Partners
2.65% 11/15/18	200,000	201,130
5.60% 10/15/44	25,000	25,900
Enable Midstream Partners 5.00% 5/15/44	25,000	23,507
Energy Transfer 9.70% 3/15/19	48,000	53,778
Exxon Mobil 4.114% 3/1/46	60,000	63,455
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	41,374
MPLX 4.875% 12/1/24	20,000	21,356
ONEOK Partners 3.20% 9/15/18	400,000	404,792
Petroleos Mexicanos 6.75% 9/21/47	50,000	50,619
Plains All American Pipeline 8.75% 5/1/19	95,000	105,659
Regency Energy Partners 5.00% 10/1/22	15,000	16,105
Sabine Pass Liquefaction
#144A 4.20% 3/15/28	40,000	40,496
5.625% 4/15/23	100,000	111,293
Western Gas Partners 5.45% 4/1/44	25,000	25,467
Williams Partners
3.90% 1/15/25	50,000	50,629
5.10% 9/15/45	50,000	51,995

		1,384,002

Paper & Forest Products–0.07%
Georgia-Pacific 8.00% 1/15/24	50,000	64,226

		64,226

Pharmaceuticals–0.67%
Allergan Funding 2.45% 6/15/19	300,000	301,964
Eli Lilly & Co. 3.10% 5/15/27	80,000	80,887
Johnson & Johnson 3.70% 3/1/46	100,000	103,001
Novartis Capital 4.40% 5/6/44	50,000	55,610
Pfizer 3.00% 12/15/26	50,000	50,201
Shire Acquisitions Investments Ireland 2.40% 9/23/21	50,000	49,466

		641,129

Professional Services–0.03%
Verisk Analytics 5.50% 6/15/45	25,000	27,878

		27,878

Road & Rail–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	50,000	56,447

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian Natural Resources 2.95% 1/15/23	30,000	$29,799

		86,246

Semiconductors & Semiconductor Equipment–0.47%
Applied Materials 4.35% 4/1/47	55,000	58,525
Broadcom
#144A 3.00% 1/15/22	40,000	40,399
#144A 3.625% 1/15/24	170,000	174,156
KLA-Tencor 4.65% 11/1/24	25,000	27,040
NVIDIA
2.20% 9/16/21	100,000	98,984
3.20% 9/16/26	50,000	49,675

		448,779

Software–0.18%
Autodesk 3.50% 6/15/27	70,000	68,981
Microsoft
2.875% 2/6/24	15,000	15,257
4.10% 2/6/37	25,000	26,982
4.45% 11/3/45	50,000	55,772

		166,992

Specialty Retail–0.04%
Home Depot 4.25% 4/1/46	35,000	37,645

		37,645

Technology Hardware, Storage & Peripherals–0.68%
Apple 3.45% 2/9/45	100,000	94,211
#Dell International 144A 6.02% 6/15/26	30,000	33,102
Hewlett Packard Enterprise 3.60% 10/15/20	400,000	412,750
HP 4.375% 9/15/21	100,000	106,683

		646,746

Tobacco–0.73%
Altria Group 3.875% 9/16/46	150,000	146,080
Philip Morris International
3.375% 8/11/25	120,000	123,059
4.25% 11/10/44	50,000	51,595
4.50% 3/26/20	200,000	213,419
Reynolds American 4.00% 6/12/22	150,000	159,127

		693,280

Total Corporate Bonds (Cost $18,778,198)		18,969,530

MUNICIPAL BONDS–0.24%
Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	68,329

LVIP BlackRock Scientific Allocation Fund–19

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	$53,470
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	25,000	36,714
(Build America Bonds) Series F 7.414% 1/1/40	15,000	22,676
Oregon State Taxable Pension 5.892% 6/1/27	35,000	42,356

Total Municipal Bonds (Cost $219,966)		223,545

NON-AGENCY ASSET-BACKED SECURITIES–2.65%
AVANT Loans Funding Trust
#Series 2016-A B 144A 7.65% 6/15/20	194,711	197,692
#Series 2016-B B 144A 7.80% 9/15/20	243,000	249,046
#Series 2016-C B 144A 4.92% 11/16/20	250,000	253,222
Drive Auto Receivables Trust
#Series 2016-CA C 144A 3.02% 11/15/21	200,000	200,877
Series 2017-1 B 2.36% 3/15/21	200,000	199,905
Series 2017-1 C 2.84% 4/15/22	230,000	230,591
#=Marlette Funding Trust Series 2017–2A A 144A 2.39% 7/15/24	200,000	199,940
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	150,000	151,886
Series 2017-2 B 2.21% 10/15/21	230,000	229,976
Series 2017-2 C 2.79% 8/15/22	210,000	209,735
#SoFi Consumer Loan Program Series 2017-4 A 144A 2.50% 5/26/26	190,000	189,966
#•Trafigura Securitisation Finance Series 2017-1A A1 144A 2.056% 12/15/20	210,000	210,000

Total Non-Agency Asset-Backed Securities (Cost $2,523,008)		2,522,836

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY– 0.04%
DB-JPM Mortgage Trust Series 2016–C3 A5 2.89% 9/10/49	40,000	39,315

Total Non-Agency Commercial Mortgage-Backed Security (Cost $41,463)		39,315

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.80%
Colombia–0.52%
Colombia Government International Bond 11.75% 2/25/20	400,000	$498,000

		498,000

Mexico–0.22%
Mexico Government International Bond 4.15% 3/28/27	200,000	207,350

		207,350

Uruguay–0.06%
Uruguay Government International Bond 4.375% 10/27/27	50,000	53,375

		53,375

Total Sovereign Bonds (Cost $762,983)		758,725

U.S. TREASURY OBLIGATIONS–23.24%
U.S. Treasury Bonds
2.875% 11/15/46	1,000,000	1,005,723
3.125% 2/15/42	2,250,000	2,383,286
6.25% 5/15/30	2,000,000	2,851,718
U.S. Treasury Notes
1.25% 3/31/19	2,850,000	2,844,266
1.25% 4/30/19	3,000,000	2,992,968
1.50% 4/15/20	1,500,000	1,499,093
1.875% 1/31/22	2,000,000	2,002,812
1.875% 3/31/22	3,000,000	3,002,109
2.125% 3/31/24	3,000,000	3,002,694
2.25% 2/15/27	500,000	497,764

Total U.S. Treasury Obligations (Cost $21,995,707)		22,082,433

	Number of Shares
RIGHTS–0.00%
†ACS Actividades de Construccion y Servicios expiration date 7/11/17	400	320
†Repsol expiration date 7/3/17	1,224	559

Total Rights (Cost $911)		879

LVIP BlackRock Scientific Allocation Fund–20

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	3,210,535	$3,210,535

Total Money Market Fund (Cost $3,210,535)		3,210,535

TOTAL INVESTMENTS–118.96% (Cost $109,358,274)				$113,041,745

			Principal Amount°	Value (U.S. $)
TBA SALES–(0.24%)
Agency Mortgage-Backed Security–(0.24%)
Fannie Mae S.F. 30 yr TBA 3.00% 7/1/47			(225,000)	(224,697)

Total TBA Sales (Proceeds $226,371)				(224,697)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(18.72%)				(17,787,697)

NET ASSETS APPLICABLE TO 6,240,770 SHARES OUTSTANDING–100.00%				$95,029,351

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $2,261,965, which represents 2.38% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	THB	(178,154)	USD	5,243	7/3/17	$ —	$ (1)
GSC	AUD	100,000	USD	(76,380)	7/5/17	475	—
NT	EUR	150,000	USD	(170,776)	7/5/17	590	—
NT	SEK	115,794	USD	(13,556)	7/5/17	192	—
SSB	JPY	5,000,000	USD	(44,532)	7/5/17	—	(69)

Total						$1,257	$(70)

LVIP BlackRock Scientific Allocation Fund–21

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts:
1	E-mini MSCI Emerging Markets Index	$ 50,358	$ 50,415	9/18/17	$57	$—
2	E-mini S&P 500 Index	243,329	242,090	9/18/17	—	(1,239)
2	Euro STOXX 50 Index	80,045	78,374	9/18/17	—	(1,671)
1	Yen Denominated Nikkei 225 Index	89,489	89,198	9/8/17	—	(292)

					57	(3,202)

Interest Rate Contracts:
(27)	U.S. Treasury 2 yr Notes	(5,839,202)	(5,834,953)	10/2/17	4,249	—
(2)	U.S. Treasury 5 yr Notes	(236,155)	(235,672)	10/2/17	483	—
(29)	U.S. Treasury 10 yr Notes	(3,651,994)	(3,640,406)	9/21/17	11,588	—
1	U.S. Treasury Long Bonds	154,251	153,688	9/21/17	—	(563)
(8)	U.S. Treasury Ultra Bonds	(1,305,985)	(1,327,000)	9/21/17	—	(21,015)

					16,320	(21,578)

Total					$16,377	$(24,780)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BNYM–Bank of New York Mellon

DB–Deutsche Bank

EUR–Euro

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

IT–Information Technology

JPM–JPMorgan

JPY–Japanese Yen

MSCI–Morgan Stanley Capital International

NT–Northern Trust

NVDR–Non-Voting Depositary Receipt

OJSC–Open Joint Stock Company

PJSC–Public Joint Stock Company

S.F.–Single Family

SEK–Swedish Krona

SSB–State Street Bank

S&P–Standard & Poor’s

TBA–To be announced

THB–Thai Baht

USD–U.S. Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–22

LVIP BlackRock Scientific Allocation Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value	$113,041,745
Cash	236,522
Receivable for securities sold	20,579,814
Dividends and interest receivable	407,288
Foreign currencies, at value	272,736
Foreign tax reclaims receivable	35,997
Cash collateral held at broker for futures contracts	22,494
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	21,184
Unrealized appreciation on futures contracts	16,377
Receivable for fund shares sold	14,133
Foreign currencies collateral held at broker for futures contracts, at value	1,397
Unrealized appreciation on foreign currency exchange contracts	1,257

TOTAL ASSETS	134,650,944

LIABILITIES:
TBA Sales, at value	224,697
Payable for securities purchased	39,153,162
Payables for fund shares redeemed	81,461
Other accrued expenses payable	77,168
Due to manager and affiliates	59,484
Unrealized depreciation on futures contracts	24,780
Deferred capital gains taxes payable	771
Unrealized depreciation on foreign currency exchange contracts	70

TOTAL LIABILITIES	39,621,593

TOTAL NET ASSETS	$95,029,351

Investments, at cost	$109,358,274
Foreign currencies, at cost	270,413
Foreign currencies collateral held at broker for futures contracts, at cost	1,397
TBA Sales, at proceeds	(226,371)
Standard Class:
Net Assets	$82,443,503
Shares Outstanding	5,430,407
Net Asset Value Per Share	$15.182
Service Class:
Net Assets	$12,585,848
Shares Outstanding	810,363
Net Asset Value Per Share	$15.531
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$75,029,591
Undistributed net investment income	810,143
Accumulated net realized gain on investments	15,510,269
Net unrealized appreciation of investments, foreign currencies and derivatives	3,679,348

TOTAL NET ASSETS	$95,029,351

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–23

LVIP BlackRock Scientific Allocation Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$662,200
Interest	592,796
Foreign tax withheld	(41,550)

1,213,446

EXPENSES:
Management fees	349,772
Professional fees.	39,227
Pricing fees	33,692
Custodian fees	22,466
Distribution fees-Service Class	15,339
Reports and statements to shareholders	15,333
Accounting and administration expenses	11,666
Shareholder servicing fees	4,588
Trustees’ fees and expenses	1,301
Consulting fees	953
Other	463

494,800
Less:
Management fees waived	(46,639)
Expenses reimbursed	(92,381)

Total operating expenses	355,780

NET INVESTMENT INCOME	857,666

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	14,537,409
Foreign currencies	(20,404)
Foreign currency exchange contracts	(44,694)
Futures contracts	(131,616)
Options purchased	(152)
Swap contracts	(11,258)

Net realized gain	14,329,285

Net change in unrealized appreciation (depreciation) of:
Investments**	(9,173,292)
Foreign currencies	5,412
Foreign currency exchange contracts	(7,471)
Futures contracts	22,102
Swap contracts	4,750

Net change in unrealized appreciation (depreciation)	(9,148,499)

NET REALIZED AND UNREALIZED GAIN	5,180,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,038,452

*Includes $937 capital gains taxes paid.

**Includes $771 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$857,666	$1,461,981
Net realized gain	14,329,285	2,532,668
Net change in unrealized appreciation (depreciation)	(9,148,499)	432,987

Net increase in net assets resulting from operations	6,038,452	4,427,636

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,579,117)
Service Class	—	(189,223)
Net realized gain:
Standard Class	—	(4,376,738)
Service Class	—	(557,401)

	—	(6,702,479)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,681,504	7,054,447
Service Class	1,273,476	2,948,053
Reinvestment of dividends and distributions:
Standard Class	—	5,955,855
Service Class	—	746,624

	4,954,980	16,704,979

Cost of shares redeemed:
Standard Class	(9,283,239)	(20,165,164)
Service Class	(1,327,650)	(743,194)

	(10,610,889)	(20,908,358)

Decrease in net assets derived from capital share transactions	(5,655,909)	(4,203,379)

NET INCREASE (DECREASE) IN NET ASSETS	382,543	(6,478,222)
NET ASSETS:
Beginning of period	94,646,808	101,125,030

End of period	$95,029,351	$94,646,808

Undistributed (Distributions in excess of) net investment income	$810,143	$(47,523)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–24

LVIP BlackRock Scientific Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Scientific Allocation Fund Standard Class
	Six Months Ended 6/30/171, [2] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14[3]	12/31/13	12/31/12

Net asset value, beginning of period	$14.235	$14.606	$15.631	$15.878	$14.477	$13.334
Income (loss) from investment operations:
Net investment income[4]	0.137	0.223	0.281	0.325	0.295	0.303
Net realized and unrealized gain (loss)	0.810	0.456	(0.468)	0.409	1.746	1.199

Total from investment operations	0.947	0.679	(0.187)	0.734	2.041	1.502

Less dividends and distributions from:
Net investment income	—	(0.275)	(0.336)	(0.325)	(0.290)	(0.339)
Net realized gain	—	(0.775)	(0.502)	(0.656)	(0.350)	(0.020)

Total dividends and distributions	—	(1.050)	(0.838)	(0.981)	(0.640)	(0.359)

Net asset value, end of period	$15.182	$14.235	$14.606	$15.631	$15.878	$14.477

Total return[5]	6.65%	4.65%	(1.15% )	4.63%	14.24%	11.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,443	$82,784	$91,928	$102,477	$103,403	$89,494
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	0.98%	1.00%	0.94%	1.00%	1.00%
Ratio of net investment income to average net assets	1.87%	1.52%	1.79%	2.01%	1.92%	2.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.27%	1.52%	1.80%	1.65%	1.88%
Portfolio turnover	203%	148%	124%	117%	163%	161%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-advisers.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–25

LVIP BlackRock Scientific Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Scientific Allocation Fund Service Class
	Six Months Ended 6/30/171, [2] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14[3]	12/31/13	12/31/12

Net asset value, beginning of period	$14.580	$14.938	$15.966	$16.198	$14.761	$13.589
Income (loss) from investment operations:
Net investment income[4]	0.122	0.190	0.246	0.290	0.262	0.274
Net realized and unrealized gain (loss)	0.829	0.464	(0.476)	0.418	1.777	1.221

Total from investment operations	0.951	0.654	(0.230)	0.708	2.039	1.495

Less dividends and distributions from:
Net investment income	—	(0.237)	(0.296)	(0.284)	(0.252)	(0.303)
Net realized gain	—	(0.775)	(0.502)	(0.656)	(0.350)	(0.020)

Total dividends and distributions	—	(1.012)	(0.798)	(0.940)	(0.602)	(0.323)

Net asset value, end of period	$15.531	$14.580	$14.938	$15.966	$16.198	$14.761

Total return[5]	6.53%	4.38%	(1.39% )	4.38%	13.96%	11.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,586	$11,863	$9,197	$7,534	$5,234	$2,665
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.28%	1.23%	1.25%	1.19%	1.25%	1.25%
Ratio of net investment income to average net assets	1.62%	1.27%	1.54%	1.76%	1.67%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32%	1.02%	1.27%	1.55%	1.40%	1.63%
Portfolio turnover	203%	148%	124%	117%	163%	161%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-advisers.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–26

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Scientific Allocation Fund (formerly LVIP Delaware Foundation® Moderate Allocation Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to provide total return.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (“Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP BlackRock Scientific Allocation Fund–27

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date with mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2017, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets. Prior to May 1, 2017, Delaware

LVIP BlackRock Scientific Allocation Fund–28

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Investments Fund Advisers (“DIFA”) and Jackson Square Partners, LLP (“JSP”) were responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, paid DIFA and JSP a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$2,677
Legal	646

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,798 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$21,184
Management fees payable to LIAC	50,844
Distribution fees payable to LFD	2,574
Printing and mailing fees payable to Lincoln Life	3,798
Shareholder servicing fees payable to Lincoln Life	2,268

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $4,905 and securities sales of $7,391.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$171,582,804
Purchases of U.S. government securities	34,487,383
Sales other than U.S. government securities	180,423,570
Sales of U.S. government securities	15,431,431

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$109,167,944

Aggregate unrealized appreciation	$4,868,433
Aggregate unrealized depreciation	(1,219,329)

Net unrealized appreciation	$3,649,104

LVIP BlackRock Scientific Allocation Fund–29

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$409,400	$—	$—	$409,400
Air Freight & Logistics	77,152	—	—	77,152
Auto Components	219,726	—	—	219,726
Banks	717,051	—	—	717,051
Beverages	477,059	—	—	477,059
Biotechnology	733,801	—	—	733,801
Building Products	254,122	—	—	254,122
Capital Markets	1,108,854	—	—	1,108,854
Chemicals	397,745	—	—	397,745
Commercial Services & Supplies	125,566	—	—	125,566
Communications Equipment	507,992	—	—	507,992
Construction & Engineering	6,996	—	—	6,996
Consumer Finance	235,112	—	—	235,112
Diversified Financial Services	61,496	—	—	61,496
Electric Utilities	5,740	—	—	5,740
Electrical Equipment	95,432	—	—	95,432
Electronic Equipment, Instruments & Components	138,442	—	—	138,442
Energy Equipment & Services	26,328	—	—	26,328
Equity Real Estate Investment Trusts	558,981	—	—	558,981
Food & Staples Retailing	292,751	—	—	292,751
Food Products	882,420	—	—	882,420
Gas Utilities	7,746	—	—	7,746
Health Care Equipment & Supplies	325,992	—	—	325,992

LVIP BlackRock Scientific Allocation Fund–30

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Health Care Providers & Services	$1,114,096	$—	$—	$1,114,096
Hotels, Restaurants & Leisure	646,932	—	—	646,932
Household Products	255,823	—	—	255,823
Industrial Conglomerates	153,616	—	—	153,616
Insurance	483,241	—	—	483,241
Internet & Direct Marketing Retail	302,984	—	—	302,984
Internet Software & Services	1,522,149	—	—	1,522,149
IT Services	738,822	—	—	738,822
Leisure Products	328,285	—	—	328,285
Life Sciences Tools & Services	252,060	—	—	252,060
Machinery	733,499	—	—	733,499
Media	1,079,943	—	—	1,079,943
Multiline Retail	313,364	—	—	313,364
Multi-Utilities	386,252	—	—	386,252
Oil, Gas & Consumable Fuels	368,742	—	—	368,742
Pharmaceuticals	1,125,919	—	—	1,125,919
Professional Services	335,174	—	—	335,174
Road & Rail	634,106	—	—	634,106
Semiconductors & Semiconductor Equipment	1,088,412	—	—	1,088,412
Software	1,837,590	—	—	1,837,590
Specialty Retail	1,568,519	—	—	1,568,519
Technology Hardware, Storage & Peripherals	989,038	—	—	989,038
Textiles, Apparel & Luxury Goods	83,797	—	—	83,797
Water Utilities	131,112	—	—	131,112
Wireless Telecommunication Services	9,019	—	—	9,019
Developed Markets
Aerospace & Defense	128,827	—	—	128,827
Air Freight & Logistics	48,516	—	—	48,516
Airlines	240,346	—	—	240,346
Auto Components	252,574	—	—	252,574
Automobiles	580,453	—	—	580,453
Banks	2,880,658	—	—	2,880,658
Beverages	231,835	—	—	231,835
Biotechnology	127,105	—	—	127,105
Building Products	80,145	—	—	80,145
Capital Markets	132,396	—	—	132,396
Chemicals	1,153,087	—	—	1,153,087
Commercial Services & Supplies	174,965	—	—	174,965
Construction & Engineering	497,618	—	—	497,618
Construction Materials	16,603	—	—	16,603
Consumer Finance	86,655	—	—	86,655
Containers & Packaging	12,460	—	—	12,460
Distributors	9,965	—	—	9,965
Diversified Financial Services	57,239	—	—	57,239
Diversified Telecommunication Services	1,025,459	—	—	1,025,459
Electric Utilities	87,471	—	—	87,471
Electrical Equipment	184,776	—	—	184,776
Electronic Equipment, Instruments & Components	140,125	—	—	140,125
Energy Equipment & Services	168,193	—	—	168,193
Equity Real Estate Investment Trusts	11,631	—	—	11,631
Food & Staples Retailing	191,635	—	—	191,635
Food Products	180,964	—	—	180,964

LVIP BlackRock Scientific Allocation Fund–31

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Gas Utilities	$161,043	$—	$—	$161,043
Health Care Equipment & Supplies	184,951	—	—	184,951
Health Care Providers & Services	22,449	—	—	22,449
Hotels, Restaurants & Leisure	246,918	—	—	246,918
Household Durables	255,082	—	—	255,082
Household Products	113,556	—	—	113,556
Independent Power & Renewable Electricity Producers	2,838	—	—	2,838
Industrial Conglomerates	80,776	—	—	80,776
Insurance	1,188,843	—	—	1,188,843
Internet & Direct Marketing Retail	10,558	—	—	10,558
Internet Software & Services	25,982	—	—	25,982
IT Services	515,887	—	—	515,887
Life Sciences Tools & Services	439,117	—	—	439,117
Machinery	227,702	—	—	227,702
Media	166,012	—	—	166,012
Metals & Mining	376,932	—	—	376,932
Multiline Retail	11,753	—	—	11,753
Multi-Utilities	160,703	—	—	160,703
Oil, Gas & Consumable Fuels	993,416	—	—	993,416
Paper & Forest Products	267,424	—	—	267,424
Pharmaceuticals	790,665	—	—	790,665
Professional Services	145,820	—	—	145,820
Real Estate Management & Development	387,421	—	—	387,421
Road & Rail	63,924	—	—	63,924
Semiconductors & Semiconductor Equipment	67,637	—	—	67,637
Software	189,688	—	—	189,688
Specialty Retail	34,723	—	—	34,723
Technology Hardware, Storage & Peripherals	116,716	—	—	116,716
Textiles, Apparel & Luxury Goods	191,410	—	—	191,410
Thrift & Mortgage Finance	5,550	—	—	5,550
Tobacco	716,111	—	—	716,111
Trading Companies & Distributors	198,865	—	—	198,865
Transportation Infrastructure	113,295	—	—	113,295
Water Utilities	8,269	—	—	8,269
Wireless Telecommunication Services	553,168	—	—	553,168
Emerging Markets
Auto Components	7,455	—	—	7,455
Automobiles	48,318	—	—	48,318
Banks	625,535	—	—	625,535
Beverages	15,543	—	—	15,543
Biotechnology	8,953	—	—	8,953
Capital Markets	14,197	—	—	14,197
Chemicals	43,354	—	—	43,354
Construction & Engineering	202,866	—	—	202,866
Construction Materials	47,764	—	—	47,764
Diversified Financial Services	66,202	—	—	66,202
Diversified Telecommunication Services	183,174	—	—	183,174
Electric Utilities	110,345	—	—	110,345
Electrical Equipment	21,134	—	—	21,134
Electronic Equipment, Instruments & Components	603,855	—	—	603,855
Food & Staples Retailing	9,384	—	—	9,384

LVIP BlackRock Scientific Allocation Fund–32

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Food Products	$241,084	$—	$—	$241,084
Health Care Providers & Services	36,666	—	—	36,666
Household Durables	6,869	—	—	6,869
Household Products	16,037	—	—	16,037
Independent Power & Renewable Electricity Producers	42,946	—	—	42,946
Industrial Conglomerates	86,721	—	—	86,721
Insurance	49,424	—	—	49,424
Internet Software & Services	690,494	—	—	690,494
IT Services	70,227	—	—	70,227
Leisure Products	26,792	—	—	26,792
Machinery	22,041	—	—	22,041
Marine	55,959	—	—	55,959
Media	31,168	—	—	31,168
Metals & Mining	290,016	—	—	290,016
Oil, Gas & Consumable Fuels	648,918	—	—	648,918
Personal Products	4,783	—	—	4,783
Pharmaceuticals	16,216	—	—	16,216
Real Estate Management & Development	47,413	—	—	47,413
Semiconductors & Semiconductor Equipment	212,273	—	—	212,273
Technology Hardware, Storage & Peripherals	57,909	—	—	57,909
Textiles, Apparel & Luxury Goods	26,499	—	—	26,499
Thrift & Mortgage Finance	81,700	—	—	81,700
Tobacco	8,092	—	—	8,092
Transportation Infrastructure	28,742	—	—	28,742
Wireless Telecommunication Services	209,832	—	—	209,832
Preferred Stock	329,259	—	4,979	334,238
Agency Mortgage-Backed Securities	—	17,997,506	—	17,997,506
Corporate Bonds	—	18,969,530	—	18,969,530
Municipal Bonds	—	223,545	—	223,545
Non-Agency Asset-Backed Securities	—	2,322,896	199,940	2,522,836
Non-Agency Commercial Mortgage-Backed Securities	—	39,315	—	39,315
Sovereign Bonds	—	758,725	—	758,725
U.S. Treasury Obligations	—	22,082,433	—	22,082,433
Rights	320	559	—	879
Money Market Fund	3,210,535	—	—	3,210,535

Total Investments	$50,442,317	$62,394,509	$204,919	$113,041,745

Liabilities:
TBA Sales	$—	$(224,697)	$—	$(224,697)

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,257	$—	$1,257

Futures Contracts	$16,377	$—	$—	$16,377

Liabilities:
Foreign Currency Exchange Contracts	$—	$(70)	$—	$(70)

Futures Contracts	$(24,780)	$—	$—	$(24,780)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international

LVIP BlackRock Scientific Allocation Fund–33

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	249,206	484,651
Service Class	84,168	197,133
Shares reinvested:
Standard Class	—	412,888
Service Class	—	50,608

	333,374	1,145,280

Shares redeemed:
Standard Class	(634,486)	(1,375,497)
Service Class	(87,439)	(49,811)

	(721,925)	(1,425,308)

Net decrease	(388,551)	(280,028)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP BlackRock Scientific Allocation Fund–34

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts–During the six months ended June 30, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in foreign currencies, to adjust the Fund’s overall exposure to certain markets and to protect the value of portfolio securities.

No options contracts were outstanding at June 30, 2017. There were no transactions in options written during the six months ended June 30, 2017.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against credit events (including single name baskets, and systemic), to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

No interest rate swap contracts were outstanding at June 30, 2017.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default. No CDS were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts

LVIP BlackRock Scientific Allocation Fund–35

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events (including single name baskets, and systemic).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its positions in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$1,257	Unrealized depreciation on foreign currency exchange contracts	$(70)
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	57	Unrealized depreciation on futures contracts	(3,202)
Futures contracts (Interest Rate contracts)	Unrealized appreciation on futures contracts	16,320	Unrealized depreciation on futures contracts	(21,578)

Total		$17,634		$(24,850)

LVIP BlackRock Scientific Allocation Fund–36

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(44,694)	$(7,471)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	8,549	(3,145)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(140,165)	25,247
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(152)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(3,510)	1,214
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(7,748)	3,536

Total		$(187,720)	$19,381

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD 412,764	USD 461,356
Futures contracts (average notional value)	567,746	4,066,120
Options contracts (average notional value)	12	—
CDS contracts (average notional value)*	138,233	246,240
Interest rate swap contracts (average notional value)	—	119,680

* Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Schedule of Investments.

LVIP BlackRock Scientific Allocation Fund–37

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2017 , the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(1)	$(1)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(1)	$—	$—	$—	$—	$(1)

a Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely effected by changes in interest rates and shifts in market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Schedule of Investments.

LVIP BlackRock Scientific Allocation Fund–38

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Scientific Allocation Fund–39

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP BlackRock U.S. Growth ETF

Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,060.80	0.32%	$1.64
Service Class Shares	1,000.00	1,059.00	0.67%	3.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.91%
Equity Funds	67.83%
Fixed Income Funds	28.54%
Money Market Fund	4.54%
Total Value of Securities	100.91%
Liabilities Net of Receivables and Other Assets	(0.91%)
Total Net Assets	100.00%

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.91%
Equity Funds–67.83%
iShares Core S&P 500 ETF	245,223	$59,689,730
iShares Core S&P Mid-Cap ETF	82,981	14,434,545
iShares Edge MSCI Min Vol USA ETF	1,048,758	51,315,729
iShares Russell 2000 ETF	132,095	18,614,827

		144,054,831

Fixed Income Funds–28.54%
iShares Core U.S. Aggregate Bond ETF .	278,060	30,450,351
iShares Core U.S. Credit Bond ETF	86,040	9,608,947
iShares Core U.S. Treasury Bond ETF	412,056	10,408,535
iShares MBS ETF	95,037	10,146,150

		60,613,983

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.54%
Dreyfus Treasury & Agency Cash Management Fund–Institutional Shares (seven-day effective yield 0.86%)	9,636,908	$9,636,908

		9,636,908

Total Investment Companies (Cost $204,024,673)		214,305,722

TOTAL VALUE OF SECURITIES–100.91% (Cost $204,024,673)	214,305,722
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.91%)	(1,926,938)

NET ASSETS APPLICABLE TO 19,164,952 SHARES OUTSTANDING–100.00%	$212,378,784

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($2,636,564 / 237,541 Shares)	$11.099

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($209,742,220 / 18,927,411 Shares)	$11.081

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$201,349,354
Undistributed net investment income	1,015,945
Accumulated net realized loss on investments	(267,564)
Net unrealized appreciation of investments	10,281,049

TOTAL NET ASSETS	$212,378,784

«	Includes $765,896 payable for fund shares redeemed, $1,257,800 payable for investments purchased and $107,800 due to manager and affiliates as of June 30, 2017.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$1,596,814

EXPENSES:
Distribution fees-Service Class	301,919
Management fees	218,214
Professional fees	20,722
Accounting and administration expenses	20,691
Shareholder servicing fees	9,841
Reports and statements to shareholders	2,726
Custodian fees	2,411
Trustees’ fees and expenses	2,075
Consulting fees.	1,983
Pricing fees	33
Other	254

Total operating expenses	580,869

NET INVESTMENT INCOME	1,015,945

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from investments	(42,757)
Net change in unrealized appreciation (depreciation) of investments	8,639,650

NET REALIZED AND UNREALIZED GAIN	8,596,893

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$9,612,838

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	5/2/16* to 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,015,945	$763,687
Net realized loss	(42,757)	(229,188)
Net change in unrealized appreciation (depreciation)	8,639,650	1,641,399

Net increase in net assets resulting from operations	9,612,838	2,175,898

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,144)
Service Class	—	(756,105)

	—	(768,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,122,056	1,542,936
Service Class	92,996,128	137,523,745
Reinvestment of dividends and distributions:
Standard Class	—	12,144
Service Class	—	756,105

	94,118,184	139,834,930

Cost of shares redeemed:
Standard Class	(43,175)	(127,102)
Service Class	(20,039,219)	(12,385,321)

	(20,082,394)	(12,512,423)

Increase in net assets derived from capital share transactions	74,035,790	127,322,507

NET INCREASE IN NET ASSETS	83,648,628	128,730,156
NET ASSETS:
Beginning of period	128,730,156	—

End of period	$212,378,784	$128,730,156

Undistributed net investment income	$1,015,945	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class

Six Months Ended 6/30/17[1] (unaudited)	5/2/16[2] to 12/31/16

Net asset value, beginning of period	$10.463	$10.000
Income from investment operations:
Net investment income[3]	0.081	0.174
Net realized and unrealized gain	0.555	0.378

Total from investment operations	0.636	0.552

Less dividends and distributions from:
Net investment income	—	(0.089)

Total dividends and distributions	—	(0.089)

Net asset value, end of period	$11.099	$10.463

Total return[4]	6.08%	5.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,637	$ 1,444
Ratio of expenses to average net assets[5]	0.32%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.38%
Ratio of net investment income to average net assets	1.51%	2.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	2.48%
Portfolio turnover	1%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class

Six Months Ended 6/30/17[1] (unaudited)	5/2/16 [2] to 12/31/16

Net asset value, beginning of period	$ 10.464	$ 10.000
Income from investment operations:
Net investment income[3]	0.062	0.150
Net realized and unrealized gain	0.555	0.377

Total from investment operations	0.617	0.527

Less dividends and distributions from:
Net investment income	—	(0.063)

Total dividends and distributions	—	(0.063)

Net asset value, end of period	$ 11.081	$ 10.464

Total return[4]	5.90%	5.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209,742	$127,286
Ratio of expenses to average net assets[5]	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.67%	0.73%
Ratio of net investment income to average net assets	1.16%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	2.13%
Portfolio turnover	1%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2017 and for the open tax year ended December 31, 2016, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustee (“Board”) and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$4,546
Legal.	1,099

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $219 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$43,046
Distribution fees payable to LFD	59,542
Shareholder servicing fees payable to Lincoln Life	4,993
Printing and mailing fees payable to Lincoln Life	219

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$76,283,008
Sales	2,087,038

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$204,024,673

Aggregate unrealized appreciation	$10,527,922
Aggregate unrealized depreciation	(246,873)

Net unrealized appreciation	$10,281,049

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$214,305,722

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	5/2/16* to 12/31/16
Shares sold:
Standard Class	103,451	149,323
Service Class	8,610,314	13,293,633
Shares reinvested:
Standard Class	—	1,158
Service Class	—	72,127

	8,713,765	13,516,241

Shares redeemed:
Standard Class	(3,963)	(12,428)
Service Class	(1,847,409)	(1,201,254)

	(1,851,372)	(1,213,682)

Net increase	6,862,393	12,302,559

*	Date of commencement of operations.

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP Blended Core Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Blended Core Equity Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Core Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,092.30	0.00%	$—
Service Class Shares	1,000.00	1,090.30	0.35%	1.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	93.04%
Equity Funds	93.04%
Unaffiliated Investment	6.75%
Money Market Fund	6.75%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–93.04%
Equity Funds–93.04%
*ClearBridge® – Variable Appreciation Portfolio	3,699,650	$146,506,126
T. Rowe Price Capital Opportunity Fund (Investor Class)	3,896,174	97,560,204

Total Affiliated Investments (Cost $211,513,269)		244,066,330

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–6.75%
Money Market Fund–6.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	17,718,602	$17,718,602

Total Unaffiliated Investment (Cost $17,718,602)		17,718,602

TOTAL VALUE OF SECURITIES–99.79% (Cost $229,231,871)	261,784,932
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	539,052

NET ASSETS APPLICABLE TO 22,543,346 SHARES OUTSTANDING–100.00%	$262,323,984

*	Series I shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
127	E-mini S&P 500 Index	$15,408,180	$15,372,715	9/18/17	$(35,465)
8	E-mini S&P MidCap 400 Index	1,411,623	1,396,880	9/18/17	(14,743)

Total					$(50,208)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Core Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$244,066,330
Unaffiliated investment, at value	17,718,602

Total investments, at value	261,784,932
Cash collateral held at broker for futures contracts	666,883
Receivable for investments sold	57,243
Expense reimbursement from Lincoln Investment Advisors Corporation	20,269
Dividends receivable from investments	11,383
Receivable for fund shares sold	11,269
Cash	7,174

TOTAL ASSETS	262,559,153

LIABILITIES:
Due to manager and affiliates	88,274
Payable for fund shares redeemed	75,400
Unrealized depreciation on futures contracts	50,208
Other accrued expenses payable	21,287

TOTAL LIABILITIES	235,169

TOTAL NET ASSETS	$262,323,984

Affiliated investments, at cost	$211,513,269
Unaffiliated investment, at cost	17,718,602

Total investments, at cost	$229,231,871

Standard Class:
Net Assets	$90,381
Shares Outstanding	7,753
Net Asset Value Per Share	$11.658 *
Service Class:
Net Assets	$262,233,603
Shares Outstanding	22,535,593
Net Asset Value Per Share	$11.636
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$233,075,885
Accumulated net investment loss.	(351,552)
Accumulated net realized loss on investments	(2,903,202)
Net unrealized appreciation of investments and derivatives	32,502,853

TOTAL NET ASSETS	$262,323,984

*	Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–4

LVIP Blended Core Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$46,647
Dividends from affiliated investments	18,990

65,637

EXPENSES:
Management fees	803,973
Distribution fees-Service Class	439,518
Accounting and administration expenses	23,769
Professional fees.	16,899
Shareholder servicing fees	12,701
Reports and statements to shareholders	9,274
Trustees’ fees and expenses	3,317
Consulting fees	2,070
Custodian fees	1,770
Pricing fees	49
Other	924

1,314,264
Less:
Management fees waived	(803,973)
Expenses reimbursed	(70,773)

Total operating expenses	439,518

NET INVESTMENT LOSS	(373,881)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Distributions from affiliated investments	418,974
Sale of affiliated investments	94,250
Futures contracts	1,205,251

Net realized gain	1,718,475

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	20,230,631
Futures contracts	14,063

Net change in unrealized appreciation (depreciation)	20,244,694

NET REALIZED AND UNREALIZED GAIN	21,963,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,589,288

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(373,881)	$2,033,598
Net realized gain (loss)	1,718,475	(1,584,154)
Net change in unrealized appreciation (depreciation)	20,244,694	14,780,299

Net increase in net assets resulting from operations	21,589,288	15,229,743

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,080)
Service Class	—	(2,159,797)

	—	(2,160,877)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	77	357
Service Class	25,868,410	105,172,086
Reinvestment of dividends and distributions:
Standard Class	—	1,080
Service Class	—	2,159,797

	25,868,487	107,333,320

Cost of shares redeemed:
Standard Class	(3,216)	(5,352)
Service Class	(17,254,168)	(19,263,455)

	(17,257,384)	(19,268,807)

Increase in net assets derived from capital share transactions	8,611,103	88,064,513

NET INCREASE IN NET ASSETS	30,200,391	101,133,379
NET ASSETS:
Beginning of period	232,123,593	130,990,214

End of period	$262,323,984	$232,123,593

Undistributed (Accumulated) net investment income (loss)	$(351,552)	$22,329

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–5

LVIP Blended Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended		1/2/14[3] to 12/31/14
			12/31/16[2]	12/31/15
Net asset value, beginning of period	$10.672		$9.913	$10.501	$10.000
Income (loss) from investment operations:
Net investment income[4]	0.003		0.154	0.139	0.258
Net realized and unrealized gain (loss)	0.983		0.741	(0.550)	0.375

Total from investment operations	0.986		0.895	(0.411)	0.633

Less dividends and distributions from:
Net investment income	—		(0.136)	(0.120)	(0.132)
Net realized gain	—		—	(0.057)	—

Total dividends and distributions	—		(0.136)	(0.177)	(0.132)

Net asset value, end of period	$11.658		$10.672	$9.913	$10.501

Total return[5]	9.23%		9.03%	(3.90% )	6.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90		$86	$83	$76
Ratio of expenses to average net assets[6]	0.00%		0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.70%		0.71%	0.74%	0.88%
Ratio of net investment income to average net assets	0.05%		1.50%	1.35%	2.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.65%	)	0.79%	0.61%	1.67%
Portfolio turnover	5%		35%	10%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–6

LVIP Blended Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended		1/2/14[3] to 12/31/14
			12/31/16[2]	12/31/15
Net asset value, beginning of period	$10.672		$9.914	$10.502	$10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.017)		0.119	0.103	0.229
Net realized and unrealized gain (loss)	0.981		0.739	(0.550)	0.368

Total from investment operations	0.964		0.858	(0.447)	0.597

Less dividends and distributions from:
Net investment income	—		(0.100)	(0.084)	(0.095)
Net realized gain	—		—	(0.057)	—

Total dividends and distributions	—		(0.100)	(0.141)	(0.095)

Net asset value, end of period	$11.636		$10.672	$9.914	$10.502

Total return[5]	9.03%		8.65%	(4.24% )	5.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,234		$232,038	$130,907	$64,617
Ratio of expenses to average net assets[6]	0.35%		0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.05%		1.06%	1.09%	1.23%
Ratio of net investment income (loss) to average net assets	(0.30%	)	1.15%	1.00%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.00%	)	0.44%	0.26%	1.32%
Portfolio turnover	5%		35%	10%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–7

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Core Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, which, in turn, invest at least 80% of their assets in equity securities. The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and

LVIP Blended Core Equity Managed Volatility Fund–8

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.64% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.64% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, fees for these administrative and legal services were as follows:

Administrative	$6,988
Legal	1,687

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,098 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and Service Class shares. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$20,269
Distribution fees payable to LFD	75,886
Shareholder servicing fees payable to Lincoln Life	6,290
Printing & mailing fees payable to Lincoln Life	6,098

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Blended Core Equity Managed Volatility Fund–9

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments’ outstanding securities (non-LVIP Funds). Investments of the Fund and corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
ClearBridge - Variable
Appreciation Portfolio	$129,846,022	$11,680,837	$5,525,097	$14,699	$10,489,665	$146,506,126	$18,990	$418,974
T. Rowe Price Capital Opportunity Fund - Investor Class	86,121,135	6,708,596	5,090,044	79,551	9,740,966	97,560,204	—	—

Total	$215,967,157	$18,389,433	$10,615,141	$94,250	$20,230,631	$244,066,330	$18,990	$418,974

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$18,389,433
Sales	10,615,141

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$229,231,871

Aggregate unrealized appreciation	$32,553,061
Aggregate unrealized depreciation	—

Net unrealized appreciation	$32,553,061

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$3,663,806	$—	$3,663,806

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Core Equity Managed Volatility Fund–10

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$244,066,330
Unaffiliated Investment	17,718,602

Total Investments	$261,784,932

Derivatives:
Liabilities:
Futures Contracts	$(50,208)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	7	34
Service Class	2,324,026	10,216,097
Shares reinvested:
Standard Class	—	101
Service Class	—	201,538

	2,324,033	10,417,770

Shares redeemed:
Standard Class	(282)	(509)
Service Class	(1,531,572)	(1,879,242)

	(1,531,854)	(1,879,751)

Net increase	792,179	8,538,019

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Blended Core Equity Managed Volatility Fund–11

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$(50,208)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,205,251	$14,063

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,184,245	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Core Equity Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Blended Large Cap Growth

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov

LVIP Blended Large Cap Growth Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,131.30	0.71%	$3.75
Service Class Shares	1,000.00	1,129.90	0.96%	5.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
Service Class Shares	1,000.00	1,020.03	0.96%	4.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	91.33%
Aerospace & Defense	3.06%
Air Freight & Logistics	0.44%
Airlines	0.93%
Auto Components	1.27%
Banks	2.70%
Beverages	2.65%
Biotechnology	4.14%
Building Products	0.81%
Capital Markets	1.16%
Chemicals	1.48%
Communications Equipment	0.83%
Construction Materials	0.14%
Consumer Finance	0.81%
Containers & Packaging	1.19%
Electric Utilities	1.39%
Electrical Equipment	0.85%
Electronic Equipment, Instruments & Components	0.69%
Energy Equipment & Services	0.17%
Equity Real Estate Investment Trusts	3.17%
Food & Staples Retailing	1.36%
Food Products	0.53%
Health Care Equipment & Supplies	2.86%
Health Care Providers & Services	3.43%
Hotels, Restaurants & Leisure	1.97%
Household Durables	0.61%
Household Products	0.37%
Independent Power & Renewable Electricity Producers	0.12%
Industrial Conglomerates	0.73%
Insurance	3.19%
Internet & Direct Marketing Retail	4.07%
Internet Software & Services	6.35%
IT Services	4.17%
Life Sciences Tools & Services	1.03%
Machinery	2.53%
Media	3.59%
Metals & Mining	0.04%
Multiline Retail	0.27%

Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.52%
Oil, Gas & Consumable Fuels	3.33%
Personal Products	1.45%
Pharmaceuticals	2.84%
Professional Services	0.24%
Real Estate Management & Development	0.32%
Road & Rail	0.39%
Semiconductors & Semiconductor Equipment	2.96%
Software	5.79%
Specialty Retail	1.55%
Technology Hardware, Storage & Peripherals	5.02%
Textiles, Apparel & Luxury Goods	0.46%
Tobacco	1.20%
Trading Companies & Distributors	0.16%
Exchange-Traded Fund	0.71%
Money Market Fund	7.89%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	5.02%
Alphabet Class A & Class C	3.12%
Amazon.com	2.53%
Facebook Class A	2.46%
Microsoft	2.26%
Comcast Class A	1.74%
Boeing	1.21%
Celgene	1.11%
American Tower	1.09%
United Health Group	1.09%
Total	21.63%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.33%
Aerospace & Defense–3.06%
Boeing	48,739	$9,638,137
General Dynamics	11,279	2,234,370
Lockheed Martin	12,253	3,401,555
Raytheon	19,064	3,078,455
Spirit AeroSystems Holdings Class A	49,833	2,887,324
United Technologies	25,547	3,119,544

		24,359,385

Air Freight & Logistics–0.44%
FedEx	16,131	3,505,750

		3,505,750

Airlines–0.93%
†JetBlue Airways	78,889	1,801,036
Southwest Airlines	90,454	5,620,812

		7,421,848

Auto Components–1.27%
BorgWarner	65,990	2,795,336
Delphi Automotive	40,280	3,530,542
Gentex	34,774	659,663
Lear	22,010	3,127,181

		10,112,722

Banks–2.70%
Bank of America	346,839	8,414,314
Citigroup	56,335	3,767,685
Citizens Financial Group	77,292	2,757,779
Huntington Bancshares	133,215	1,801,067
PNC Financial Services Group	37,719	4,709,972

		21,450,817

Beverages–2.65%
Anheuser-Busch InBev ADR	6,802	750,669
Coca-Cola	9,228	413,876
Constellation Brands Class A	11,794	2,284,852
Dr Pepper Snapple Group	10,255	934,333
Molson Coors Brewing Class B	32,323	2,790,768
†Monster Beverage	167,455	8,319,164
PepsiCo	48,545	5,606,462

		21,100,124

Biotechnology–4.14%
†Alexion Pharmaceuticals	27,580	3,355,659
†Alkermes	9,044	524,281
Amgen	23,078	3,974,724
†Biogen	18,379	4,987,325
†Bioverativ	62,224	3,744,018
†Celgene	67,669	8,788,173
†Incyte	7,663	964,848
†Regeneron Pharmaceuticals	3,194	1,568,701
†Vertex Pharmaceuticals	38,877	5,010,079

		32,917,808

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.81%
Allegion	37,788	$3,065,363
†Armstrong World Industries	7,226	332,396
Masco	80,342	3,069,868

		6,467,627

Capital Markets–1.16%
BlackRock	1,414	597,288
Goldman Sachs Group	1,314	291,577
Intercontinental Exchange	47,379	3,123,224
MarketAxess Holdings	620	124,682
Morgan Stanley	8,860	394,802
Northern Trust	7,374	716,827
S&P Global	21,489	3,137,179
TD Ameritrade Holding	18,927	813,672

		9,199,251

Chemicals–1.48%
†Axalta Coating Systems	43,248	1,385,666
Celanese Class A	33,903	3,218,751
Dow Chemical	60,161	3,794,354
Huntsman	34,927	902,514
Monsanto	10,600	1,254,616
PPG Industries	10,933	1,202,193

		11,758,094

Communications Equipment–0.83%
†ARRIS International	30,749	861,587
†F5 Networks	23,311	2,961,896
Juniper Networks	98,627	2,749,721

		6,573,204

Construction Materials–0.14%
Martin Marietta Materials	1,695	377,273
Vulcan Materials	6,121	775,408

		1,152,681

Consumer Finance–0.81%
American Express	34,940	2,943,346
Capital One Financial	42,445	3,506,806

		6,450,152

Containers & Packaging–1.19%
AptarGroup	8,375	727,453
Ball	25,940	1,094,927
†Berry Global Group	4,490	255,975
†Crown Holdings	19,540	1,165,756
Graphic Packaging Holding	23,085	318,111
International Paper	25,860	1,463,935
†Owens-Illinois	65,455	1,565,684
Sealed Air	64,627	2,892,705

		9,484,546

Electric Utilities–1.39%
Avangrid	17,810	786,312

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Edison International	16,800	$1,313,592
Eversource Energy	15,586	946,226
Exelon	37,084	1,337,620
NextEra Energy	26,257	3,679,393
PG&E	30,962	2,054,948
Pinnacle West Capital	11,093	944,680

		11,062,771

Electrical Equipment–0.85%
AMETEK	66,246	4,012,520
Eaton	35,479	2,761,331

		6,773,851

Electronic Equipment, Instruments & Components–0.69%
†Flex	168,632	2,750,388
Jabil	92,863	2,710,671

		5,461,059

Energy Equipment & Services–0.17%
Baker Hughes, a GE company	22,856	1,245,881
Ensco Class A	17,450	90,042

		1,335,923

Equity Real Estate Investment Trusts–3.17%
American Homes 4 Rent Class A	54,499	1,230,042
American Tower	65,734	8,697,923
Apartment Investment & Management	24,441	1,050,230
Boston Properties	11,970	1,472,549
Colony NorthStar	25,040	352,814
Crown Castle International	22,026	2,206,565
Equinix	10,476	4,495,880
Park Hotels & Resorts	17,091	460,773
Prologis	17,485	1,025,320
†Quality Care Properties	13,736	251,506
†SBA Communications	21,416	2,889,018
Simon Property Group	6,890	1,114,526

		25,247,146

Food & Staples Retailing–1.36%
Costco Wholesale	13,376	2,139,224
CVS Health	34,327	2,761,950
Walgreens Boots Alliance	75,406	5,905,044

		10,806,218

Food Products–0.53%
Conagra Brands	4,660	166,642
Kellogg	45,401	3,153,553
Tyson Foods Class A	13,805	864,607

		4,184,802

Health Care Equipment & Supplies–2.86%
Abbott Laboratories	36,125	1,756,036
Baxter International	70,621	4,275,395
Becton Dickinson & Co.	8,420	1,642,826

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Boston Scientific	150,413	$4,169,448
Danaher	9,981	842,297
†IDEXX Laboratories	12,752	2,058,428
Medtronic	62,930	5,585,038
Stryker	17,320	2,403,670

		22,733,138

Health Care Providers & Services–3.43%
Cardinal Health	26,285	2,048,127
†Centene	34,334	2,742,600
Cigna	21,951	3,674,378
†HCA Healthcare	14,652	1,277,654
Humana	16,218	3,902,375
McKesson	12,982	2,136,058
UnitedHealth Group	46,729	8,664,491
†WellCare Health Plans	15,696	2,818,374

		27,264,057

Hotels, Restaurants & Leisure–1.97%
Domino’s Pizza	13,813	2,921,864
Hilton Worldwide Holdings	64,241	3,973,306
†Hyatt Hotels Class A	16,026	900,821
International Game Technology	36,063	659,953
Las Vegas Sands	54,520	3,483,283
McDonald’s	11,960	1,831,794
Wynn Resorts	6,072	814,377
†Yum China Holdings	27,855	1,098,323

		15,683,721

Household Durables–0.61%
†Mohawk Industries	20,230	4,889,389

		4,889,389

Household Products–0.37%
Colgate-Palmolive	40,232	2,982,398

		2,982,398

Independent Power & Renewable Electricity Producers–0.12%
AES	83,203	924,385

		924,385

Industrial Conglomerates–0.73%
3M	1,265	263,360
General Electric	156,646	4,231,008
Honeywell International	9,872	1,315,839

		5,810,207

Insurance–3.19%
Allstate	14,000	1,238,160
American International Group	65,915	4,121,006
Aon	759	100,909
†Athene Holding Class A	19,630	973,844
Chubb	7,340	1,067,089
Hartford Financial Services Group	28,338	1,489,729

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Manulife Financial (New York Shares)	61,628	$1,156,141
Marsh & McLennan	96,357	7,511,992
MetLife	25,895	1,422,671
Prudential Financial	16,540	1,788,636
XL Group	102,436	4,486,697

		25,356,874

Internet & Direct Marketing Retail–4.07%
†Amazon.com	20,803	20,137,304
Expedia	18,246	2,717,742
†Netflix	27,215	4,066,193
†Priceline Group	2,908	5,439,472

		32,360,711

Internet Software & Services–6.35%
†Alphabet Class A	17,065	15,864,989
†Alphabet Class C	9,866	8,965,530
†eBay	71,908	2,511,027
†Facebook Class A	129,779	19,594,033
†GoDaddy Class A	12,660	537,037
†VeriSign	32,486	3,019,899

		50,492,515

IT Services–4.17%
Accenture Class A	16,174	2,000,400
Alliance Data Systems	13,334	3,422,704
Cognizant Technology Solutions Class A	6,473	429,807
†Euronet Worldwide	11,233	981,427
Fidelity National Information Services	33,475	2,858,765
†FleetCor Technologies	12,016	1,732,827
Global Payments	36,906	3,333,350
†PayPal Holdings	36,417	1,954,500
Sabre	12,072	262,807
Total System Services	63,229	3,683,089
†Vantiv Class A	50,461	3,196,200
Visa Class A	77,733	7,289,801
Western Union	108,549	2,067,858

		33,213,535

Life Sciences Tools & Services–1.03%
Agilent Technologies	49,156	2,915,442
†Mettler-Toledo International	768	451,999
Thermo Fisher Scientific	27,729	4,837,879

		8,205,320

Machinery–2.53%
Allison Transmission Holdings	54,480	2,043,545
Caterpillar	49,695	5,340,225
Deere & Co.	28,195	3,484,620
Donaldson	6,967	317,277
Fortive	49,099	3,110,422
Illinois Tool Works	12,818	1,836,179

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
PACCAR	18,560	$1,225,702
Pentair	41,931	2,790,089

		20,148,059

Media–3.59%
†Charter Communications Class A	11,237	3,785,183
Comcast Class A	355,419	13,832,907
Interpublic Group	126,763	3,118,370
John Wiley & Sons Class A	3,202	168,906
†Liberty Media-Liberty Formula One Class C	2,084	76,316
†Live Nation Entertainment	4,274	148,949
Omnicom Group	40,027	3,318,238
Twenty-First Century Fox Class A	76,803	2,176,597
Viacom Class B	58,527	1,964,751

		28,590,217

Metals & Mining–0.04%
Nucor	5,291	306,190

		306,190

Multiline Retail–0.27%
Target	40,880	2,137,615

		2,137,615

Multi-Utilities–0.52%
Dominion Energy	28,553	2,188,016
Sempra Energy	17,585	1,982,709

		4,170,725

Oil, Gas & Consumable Fuels–3.33%
†Antero Resources	45,686	987,274
BP ADR	37,369	1,294,836
Chevron	15,287	1,594,893
†Continental Resources	18,091	584,882
†Diamondback Energy	8,224	730,373
Encana	25,060	220,528
EOG Resources	2,371	214,623
Exxon Mobil	34,137	2,755,880
Kinder Morgan	79,855	1,530,022
Marathon Petroleum	54,728	2,863,916
†Newfield Exploration	153,427	4,366,532
ONEOK	9,185	479,090
†Parsley Energy Class A	34,050	944,888
Pioneer Natural Resources	5,198	829,497
Suncor Energy	38,932	1,136,814
TransCanada	65,232	3,109,609
Valero Energy	42,045	2,836,356

		26,480,013

Personal Products–1.45%
Coty Class A	249,082	4,672,778
Estee Lauder Class A	25,392	2,437,124

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Unilever (New York Shares)	80,160	$4,430,443

		11,540,345

Pharmaceuticals–2.84%
Allergan	12,060	2,931,665
AstraZeneca ADR	54,310	1,851,428
Bristol-Myers Squibb	135,012	7,522,869
Eli Lilly & Co.	44,585	3,669,346
Johnson & Johnson	24,060	3,182,897
Merck & Co.	30,503	1,954,937
†Mylan	30,042	1,166,230
Teva Pharmaceutical Industries ADR	10,509	349,109

		22,628,481

Professional Services–0.24%
Equifax	10,093	1,386,980
†IHS Markit	12,386	545,479

		1,932,459

Real Estate Management & Development–0.32%
†CBRE Group Class A	69,171	2,517,824

		2,517,824

Road & Rail–0.39%
JB Hunt Transport Services	11,630	1,062,749
Norfolk Southern	16,482	2,005,859

		3,068,608

Semiconductors & Semiconductor Equipment–2.96%
Applied Materials	85,096	3,515,316
Broadcom	27,936	6,510,485
Maxim Integrated Products	70,000	3,143,000
Microchip Technology	28,479	2,198,009
†Micron Technology	40,605	1,212,465
NVIDIA	18,860	2,726,402
QUALCOMM	67,123	3,706,532
Texas Instruments	6,804	523,432

		23,535,641

Software–5.79%
Activision Blizzard	71,823	4,134,850
†Adobe Systems	47,423	6,707,509
†Autodesk	10,848	1,093,695
†Citrix Systems	36,094	2,872,361
†Electronic Arts	21,619	2,285,561
Microsoft	260,920	17,985,216
†Red Hat	34,078	3,262,969
†salesforce.com	25,041	2,168,551
†ServiceNow	29,472	3,124,032
SS&C Technologies Holdings	12,259	470,868
†Workday Class A	20,073	1,947,081

		46,052,693

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.55%
Advance Auto Parts	19,659	$2,292,043
Best Buy	6,972	399,705
†Burlington Stores	28,117	2,586,483
Home Depot	20,995	3,220,633
L Brands	14,553	784,261
†Michaels	27,131	502,466
†O’Reilly Automotive	6,298	1,377,625
TJX	16,212	1,170,020

		12,333,236

Technology Hardware, Storage & Peripherals–5.02%
Apple	277,049	39,900,597

		39,900,597

Textiles, Apparel & Luxury Goods–0.46%
NIKE Class B	57,388	3,385,892
VF	4,262	245,491

		3,631,383

Tobacco–1.20%
Altria Group	81,068	6,037,134
British American Tobacco ADR	50,926	3,490,468

		9,527,602

Trading Companies & Distributors–0.16%
†AerCap Holdings	24,324	1,129,363
†United Rentals	1,317	148,439

		1,277,802

Total Common Stock (Cost $588,188,230)		726,521,519

EXCHANGE-TRADED FUND–0.71%
SPDR® S&P 500 ETF Trust	23,323	5,639,501

Total Exchange-Traded Fund (Cost $5,669,874)		5,639,501

MONEY MARKET FUND–7.89%
Dreyfus Treasury & Agency Cash Management Fund–Institutional Shares (seven-day effective yield 0.86%)	62,728,584	62,728,584

Total Money Market Fund (Cost $62,728,584)		62,728,584

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.93% (Cost $656,586,688)	$794,889,604
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	564,276

NET ASSETS APPLICABLE TO 22,978,280 SHARES OUTSTANDING–100.00%	$795,453,880

NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($252,282,218 / 7,194,529 Shares)	$35.066

NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($543,171,662 / 15,783,751 Shares)	$34.413

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$583,083,505
Undistributed net investment income	2,035,693
Accumulated net realized gain on investments	72,199,076
Net unrealized appreciation of investments, foreign currencies and derivatives	138,135,606

TOTAL NET ASSETS	$795,453,880

†	Non-income producing for the period.

«

Includes $2,268,008 cash collateral held at broker for futures contracts, $596,830 due to manager and affiliates, $11,502,902 payable for securities purchased and $432,707 payable for fund shares redeemed as of June 30, 2017.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

SPDR–Standard & Poor’s Depositary Receipt

The following futures contracts were outstanding at June 30, 20171:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts:
473 E-mini S&P 500 Index	$57,419,808	$57,254,285	9/18/17	$—	$(165,523)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$5,282,591
Foreign tax withheld	(25,429)

5,257,162

EXPENSES:
Management fees	2,785,663
Distribution fees-Service Class	642,493
Accounting and administration expenses	94,554
Reports and statements to shareholders	53,911
Shareholder servicing fees	38,449
Professional fees	25,070
Trustees’ fees and expenses	10,196
Custodian fees	5,846
Consulting fees	2,629
Pricing fees	406
Other	3,581

3,662,798
Less:
Management fees waived	(315,029)

Total operating expenses	3,347,769

NET INVESTMENT INCOME	1,909,393

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	86,117,553
Foreign currencies	976
Foreign currency exchange contracts	73
Futures contracts	4,089,985

Net realized gain	90,208,587

Net change in unrealized appreciation (depreciation) of:
Investments	303,595
Foreign currencies	1,041
Futures contracts	(34,898)

Net change in unrealized appreciation (depreciation)	269,738

NET REALIZED AND UNREALIZED GAIN	90,478,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,387,718

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,909,393	$2,320,668
Net realized gain	90,208,587	4,122,544
Net change in unrealized appreciation (depreciation)	269,738	(13,409,919)

Net increase (decrease) in net assets resulting from operations	92,387,718	(6,966,707)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,096,890)
Service Class	—	(1,100,346)

	—	(2,197,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,600,670	4,146,333
Service Class	47,847,810	147,299,588
Reinvestment of dividends and distributions:
Standard Class	—	1,096,890
Service Class	—	1,100,346

	49,448,480	153,643,157

Cost of shares redeemed:
Standard Class	(14,957,356)	(31,540,744)
Service Class	(46,064,248)	(50,987,247)

	(61,021,604)	(82,527,991)

Increase (decrease) in net assets derived from capital share transactions	(11,573,124)	71,115,166

NET INCREASE IN NET ASSETS	80,814,594	61,951,223
NET ASSETS:
Beginning of period	714,639,286	652,688,063

End of period	$795,453,880	$714,639,286

Undistributed net investment income	$2,035,693	$126,300

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1,2] (unaudited)	12/31/16[3,4]	12/31/15		Year Ended 12/31/14		12/31/13		12/31/12[5]
Net asset value, beginning of period	$30.995	$31.553	$31.136		$29.555		$23.551		$20.234

Income (loss) from investment operations:
Net investment income (loss)[6]	0.112	0.153	0.011		0.006		(0.024)		0.118
Net realized and unrealized gain (loss)	3.959	(0.566)	0.406		1.575		6.028		3.199

Total from investment operations	4.071	(0.413)	0.417		1.581		6.004		3.317

Less dividends and distributions from:
Net investment income	—	(0.145)	—		—		—		—

Total dividends and distributions	—	(0.145)	—		—		—		—

Net asset value, end of period	$35.066	$30.995	$31.553		$31.136		$29.555		$23.551

Total return[7]	13.13%	(1.31% )	1.34%		5.35%		25.49%		16.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,282	$235,309	$266,788		$294,661		$309,717		$277,091
Ratio of expenses to average net assets	0.71%	0.73%	0.72%		0.72%		0.74%		0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.82%	0.83%		0.83%		0.85%		0.84%
Ratio of net investment income (loss) to average net assets	0.67%	0.50%	0.04%		0.02%		(0.09%	)	0.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.59%	0.41%	(0.07%	)	(0.09%	)	(0.20%	)	0.43%
Portfolio turnover	79%	89%	57%		58%		48%		122%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) Inc., as the Fund’s sub-adviser.

[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[4]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.

[5]	Commencing close of business on September 21, 2012, UBS Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-adviser.

[6]	The average shares outstanding method has been applied for per share information.

[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1,2] (unaudited)	12/31/16[3,4]	12/31/15		Year Ended 12/31/14		12/31/13		12/31/12[5]
Net asset value, beginning of period	$30.456	$31.009	$30.675		$29.190		$23.318		$20.084

Income (loss) from investment operations:
Net investment income (loss)[6]	0.069	0.076	(0.066)		(0.068)		(0.089)		0.060
Net realized and unrealized gain (loss)	3.888	(0.559)	0.400		1.553		5.961		3.174

Total from investment operations	3.957	(0.483)	0.334		1.485		5.872		3.234

Less dividends and distributions from:
Net investment income	—	(0.070)	—		—		—		—

Total dividends and distributions	—	(0.070)	—		—		—		—

Net asset value, end of period	$34.413	$30.456	$31.009		$30.675		$29.190		$23.318

Total return[7]	12.99%	(1.56% )	1.09%		5.09%		25.18%		16.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$543,172	$479,330	$385,900		$249,923		$169,959		$64,140
Ratio of expenses to average net assets	0.96%	0.98%	0.97%		0.97%		0.99%		1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.07%	1.08%		1.08%		1.10%		1.09%
Ratio of net investment income (loss) to average net assets	0.42%	0.25%	(0.21%	)	(0.23%	)	(0.34%	)	0.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.34%	0.16%	(0.32%	)	(0.34%	)	(0.45%	)	0.18%
Portfolio turnover	79%	89%	57%		58%		48%		122%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) Inc., as the Fund’s sub-adviser.

[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[4]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.

[5]	Commencing close of business on September 21, 2012, UBS Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-adviser.

[6]	The average shares outstanding method has been applied for per share information.

[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $10,689 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. Effective May 1, 2017, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.14% on the first $100 million of the Fund’s average daily net assets, 0.09% on the next $400 million, 0.085% on the next $1.5 billion and 0.08% of the Fund’s average daily net assets in excess of $2 billion. The fee is calculated daily and paid monthly. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2017, the waiver amount was 0.12% on the first $100 million of the Fund’s average daily net assets and 0.07% of the Fund’s average daily net assets in excess of $100 million.

Wellington Management Company LLP (“Wellington”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Wellington a fee based on Wellington’s managed portion of the Fund’s average daily net assets.

Effective May 1, 2017, Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets. The fee amount is 0.19% on the first $500 million of the Fund’s average daily net assets, 0.16% on the next $500 million, and 0.15% of the Fund’s average daily net assets in excess of $1 billion. Prior to May 1, 2017, UBS Asset Management (Americas) Inc. (“UBS”), was responsible for the day-to-day management of a portion of the Fund’s investment portfolio.

SSGA Funds Management, Inc. (“SSGA”), is responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$21,367
Legal	5,158

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $45,830 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$419,548
Distribution fees payable to LFD	112,347
Printing and mailing fees payable to Lincoln Life	45,830
Shareholder servicing fees payable to Lincoln Life	19,105

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$556,075,158
Sales	568,541,036

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$656,586,688

Aggregate unrealized appreciation	$146,567,912
Aggregate unrealized depreciation	(8,264,996)

Net unrealized appreciation	$138,302,916

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$6,459,439	$8,627,805	$—	$15,087,244

*	Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$726,521,519
Exchange-Traded Fund	5,639,501
Money Market Fund	62,728,584

Total Investments	$794,889,604

Derivatives:
Liabilities:
Futures Contracts	$(165,523)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	47,795	136,599
Service Class	1,446,087	4,956,475
Shares reinvested:
Standard Class	—	35,148
Service Class	—	35,882

	1,493,882	5,164,104

Shares redeemed:
Standard Class	(445,179)	(1,034,986)
Service Class	(1,400,942)	(1,698,531)

	(1,846,121)	(2,733,517)

Net increase (decrease)	(352,239)	2,430,587

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(165,523)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$73	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	4,089,985	(34,898)

Total		$4,090,058	$(34,898)

LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$51,797,550	$—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs Capital	$—	$(165,523)	$(165,523)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Goldman Sachs Capital	$(165,523)	$—	$—	$—	$165,523	$—

[a]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially

LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

8. Recent Accounting Pronouncements (continued)

consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–17

LVIP Blended Large Cap Growth Managed Volatility Fund

Other Fund Information (unaudited)

Background

On March 6-7, 2017, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the approval of the sub-advisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Goldman Sachs Asset Management, L.P. (“GSAM”) (the “Sub-Advisory Agreement”) on behalf of the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and GSAM prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and GSAM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of GSAM and GSAM’s responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers, Lincoln Life and LIAC employees and GSAM to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

GSAM Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and GSAM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by GSAM under the Sub-Advisory Agreement. The Board reviewed the services to be provided by GSAM, the investment professionals proposed to service the Fund, and the reputation, resources and investment approach of GSAM. The Board noted that GSAM provides sub-advisory services to another fund in the Trust and that the Board had also reviewed extensive information regarding GSAM during the annual contract renewal process that was completed in September 2016. The Board concluded that the services to be provided by GSAM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board noted that the proposed sub-advisory fee schedule was lower than the current sub-advisory fee. The Board considered that the proposed sub-advisory fee schedule was negotiated between LIAC and GSAM, an unaffiliated third party and that LIAC would compensate GSAM from its fee and concluded the proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and GSAM, an unaffiliated third party, and that LIAC would compensate GSAM from its fees. The Board considered that GSAN did not expect any ancillary benefits from the portfolio-related transactions and did not identify any fallout benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement are fair and reasonable, and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Blended Large Cap Growth Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Blended Mid Cap Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,125.70	0.74%	$3.90
Service Class Shares	1,000.00	1,124.30	0.99%	5.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	92.37%
Aerospace & Defense	0.78%
Air Freight & Logistics	1.17%
Airlines	0.61%
Auto Components	1.23%
Automobiles	0.17%
Banks	2.76%
Beverages	0.48%
Biotechnology	4.17%
Building Products	2.41%
Capital Markets	4.18%
Chemicals	2.17%
Commercial Services & Supplies	0.92%
Communications Equipment	1.83%
Construction & Engineering	0.08%
Construction Materials	0.54%
Consumer Finance	0.09%
Containers & Packaging	0.54%
Diversified Consumer Services	0.31%
Electrical Equipment	0.86%
Electronic Equipment, Instruments & Components	1.88%
Energy Equipment & Services	0.05%
Equity Real Estate Investment Trusts	1.68%
Food & Staples Retailing	1.15%
Food Products	3.14%
Gas Utilities	0.14%
Health Care Equipment & Supplies	5.71%
Health Care Providers & Services	2.41%
Health Care Technology	0.47%
Hotels, Restaurants & Leisure	3.34%
Household Durables	1.06%
Household Products	0.40%
Industrial Conglomerates	0.20%
Insurance	0.56%
Internet & Direct Marketing Retail	0.45%
Internet Software & Services	5.00%
IT Services	3.58%
Leisure Products	1.17%
Life Sciences Tools & Services	0.98%
Machinery	3.71%

Security Type/Sector	Percentage of Net Assets

Marine	0.05%
Media	0.39%
Metals & Mining	0.15%
Multiline Retail	0.69%
Multi-Utilities	0.11%
Oil, Gas & Consumable Fuels	1.98%
Pharmaceuticals	3.13%
Professional Services	1.84%
Real Estate Management & Development	0.18%
Road & Rail	0.70%
Semiconductors & Semiconductor Equipment	2.85%
Software	8.56%
Specialty Retail	5.51%
Textiles, Apparel & Luxury Goods	2.15%
Trading Companies & Distributors	1.70%
Master Limited Partnerships	0.45%
Money Market Fund	6.97%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Intuitive Surgical	2.09%
Zoetis	1.97%
Electronic Arts	1.68%
CoStar Group	1.59%
Fastenal	1.56%
ServiceNow	1.43%
Red Hat	1.31%
Microchip Technology	1.30%
Tiffany & Co.	1.29%
First Republic Bank	1.18%
Total	15.40%

IT-Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.37%
Aerospace & Defense–0.78%
BWX Technologies	1,693	$82,534
Huntington Ingalls Industries	2,300	428,168
Rockwell Collins	15,000	1,576,200
Textron	15,500	730,050
TransDigm Group	5,000	1,344,350

		4,161,302

Air Freight & Logistics–1.17%
CH Robinson Worldwide	8,700	597,516
Expeditors International of Washington	99,734	5,632,976

		6,230,492

Airlines–0.61%
Alaska Air Group	12,900	1,157,904
Allegiant Travel	2,500	339,000
Copa Holdings Class A	3,900	456,300
†Spirit Airlines	5,800	299,570
†United Continental Holdings	13,600	1,023,400

		3,276,174

Auto Components–1.23%
BorgWarner	135,487	5,739,229
Delphi Automotive	9,300	815,145

		6,554,374

Automobiles–0.17%
Ferrari	6,900	593,538
Harley-Davidson	5,600	302,512

		896,050

Banks–2.76%
BankUnited	13,100	441,601
Citizens Financial Group	23,500	838,480
Fifth Third Bancorp	25,100	651,596
First Republic Bank	63,131	6,319,413
†Signature Bank	30,243	4,340,778
†SVB Financial Group	6,700	1,177,793
Webster Financial	18,585	970,509

		14,740,170

Beverages–0.48%
Brown-Forman Class B	18,400	894,240
Constellation Brands Class A	1,300	251,849
Dr Pepper Snapple Group	13,900	1,266,429
†Monster Beverage	3,300	163,944

		2,576,462

Biotechnology–4.17%
†ACADIA Pharmaceuticals	120,832	3,370,004
†Agios Pharmaceuticals	3,800	195,510
†Alexion Pharmaceuticals	5,100	620,517
†Alkermes	87,787	5,089,012
†Alnylam Pharmaceuticals	4,000	319,040

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	54,696	$4,967,491
†Bioverativ	8,600	517,462
†Bluebird Bio	3,100	325,655
†Incyte	15,200	1,913,832
†Intercept Pharmaceuticals	2,100	254,247
†Ironwood Pharmaceuticals	35,100	662,688
†Kite Pharma	4,100	425,047
†Neurocrine Biosciences	15,595	717,370
†Seattle Genetics	8,800	455,312
†TESARO	7,369	1,030,628
†Ultragenyx Pharmaceutical	3,200	198,752
†United Therapeutics	3,000	389,190
†Vertex Pharmaceuticals	6,400	824,768

		22,276,525

Building Products–2.41%
Allegion	51,937	4,213,129
AO Smith	56,533	3,184,504
Fortune Brands Home & Security	83,786	5,466,199

		12,863,832

Capital Markets–4.18%
CBOE Holdings	22,100	2,019,940
CME Group	49,922	6,252,231
†E*TRADE Financial	20,800	791,024
FactSet Research Systems	2,700	448,686
Financial Engines	9,100	333,060
Invesco	7,200	253,368
Lazard Class A	22,100	1,023,893
MarketAxess Holdings	10,535	2,118,589
Moody’s	10,900	1,326,312
MSCI	7,200	741,528
Northern Trust	52,069	5,061,627
State Street	9,100	816,543
TD Ameritrade Holding	26,700	1,147,833

		22,334,634

Chemicals–2.17%
Air Products & Chemicals	5,700	815,442
Ashland Global Holdings	8,800	580,008
†Axalta Coating Systems	77,992	2,498,864
Celanese Class A	7,400	702,556
CF Industries Holdings	15,663	437,937
NewMarket	1,100	506,528
PolyOne	9,900	383,526
RPM International	22,900	1,249,195
Scotts Miracle-Gro Class A	26,686	2,387,330
Sherwin-Williams	2,900	1,017,784
Valvoline	42,859	1,016,615

		11,595,785

Commercial Services & Supplies–0.92%
†Copart	23,400	743,886

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
KAR Auction Services	26,500	$1,112,205
Ritchie Bros Auctioneers	15,800	454,092
Rollins	22,900	932,259
†Stericycle	7,600	580,032
Waste Connections	17,250	1,111,245

		4,933,719

Communications Equipment–1.83%
†Arista Networks	14,640	2,192,926
†F5 Networks	5,400	686,124
Harris	50,166	5,472,107
Motorola Solutions	5,500	477,070
†Palo Alto Networks	6,900	923,289

		9,751,516

Construction & Engineering–0.08%
Valmont Industries	3,000	448,800

		448,800

Construction Materials–0.54%
Eagle Materials	7,600	702,392
Vulcan Materials	17,300	2,191,564

		2,893,956

Consumer Finance–0.09%
Discover Financial Services	7,900	491,301

		491,301

Containers & Packaging–0.54%
Ball	47,400	2,000,754
Sealed Air	19,300	863,868

		2,864,622

Diversified Consumer Services–0.31%
Service Corp. International	35,900	1,200,855
†Sotheby’s	8,500	456,195

		1,657,050

Electrical Equipment–0.86%
Acuity Brands	5,700	1,158,696
AMETEK.	9,900	599,643
†Generac Holdings	31,710	1,145,682
Hubbell	6,200	701,654
†Sensata Technologies Holding	22,600	965,472

		4,571,147

Electronic Equipment, Instruments & Components–1.88%
Amphenol Class A	26,900	1,985,758
Cognex	5,900	500,910
†IPG Photonics	4,100	594,910
†Keysight Technologies	20,019	779,340
†Trimble	172,493	6,152,825

		10,013,743

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.05%
Oceaneering International	12,500	$285,500

		285,500

Equity Real Estate Investment Trusts–1.68%
American Campus Communities	12,000	567,600
Crown Castle International	7,000	701,260
CubeSmart	17,700	425,508
Equinix	3,200	1,373,312
Federal Realty Investment Trust	4,200	530,838
Iron Mountain	19,700	676,892
MGM Growth Properties	23,100	674,289
†SBA Communications	16,800	2,266,320
SL Green Realty	6,200	655,960
Taubman Centers	7,600	452,580
VEREIT	80,009	651,273

		8,975,832

Food & Staples Retailing–1.15%
Casey’s General Stores	4,000	428,440
PriceSmart	3,400	297,840
†Sprouts Farmers Market	21,700	491,939
Whole Foods Market	117,314	4,940,093

		6,158,312

Food Products–3.14%
†Blue Buffalo Pet Products	147,356	3,361,190
Conagra Brands	18,800	672,288
Flowers Foods	19,800	342,738
†Hain Celestial Group	96,249	3,736,386
Hershey	13,600	1,460,232
Hormel Foods	19,700	671,967
JM Smucker	2,000	236,660
McCormick & Co.	12,800	1,248,128
Pinnacle Foods	13,300	790,020
Snyder’s-Lance	96,672	3,346,785
Tyson Foods Class A	14,700	920,661

		16,787,055

Gas Utilities–0.14%
Atmos Energy	8,900	738,255

		738,255

Health Care Equipment & Supplies–5.71%
†Align Technology	33,113	4,970,924
Cooper	7,700	1,843,534
DENTSPLY SIRONA	16,452	1,066,748
†Edwards Lifesciences	52,082	6,158,176
†Hologic	38,600	1,751,668
†IDEXX Laboratories	9,600	1,549,632
†Intuitive Surgical	11,953	11,180,478
STERIS	6,500	529,750
Teleflex	4,800	997,248

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services	4,800	$453,696

		30,501,854

Health Care Providers & Services–2.41%
†Acadia Healthcare	20,183	996,637
AmerisourceBergen	11,000	1,039,830
†Centene	16,000	1,278,080
†DaVita	8,600	556,936
†Envision Healthcare	6,810	426,783
†Henry Schein	7,000	1,281,140
Humana	2,200	529,364
†Laboratory Corp. of America Holdings	27,893	4,299,427
†MEDNAX	5,500	332,035
†Molina Healthcare	7,600	525,768
Universal Health Services Class B	7,100	866,768
†WellCare Health Plans	4,100	736,196

		12,868,964

Health Care Technology–0.47%
†athenahealth	1,900	267,045
†Cerner	13,500	897,345
†Medidata Solutions	6,500	508,300
†Veeva Systems Class A	13,400	821,554

		2,494,244

Hotels, Restaurants & Leisure–3.34%
Aramark	16,500	676,170
†Chipotle Mexican Grill	7,354	3,059,999
Choice Hotels International	9,100	584,675
Dunkin’ Brands Group	99,660	5,493,259
Extended Stay America	26,600	514,976
Hilton Worldwide Holdings	15,966	987,497
Marriott International Class A	10,200	1,023,162
MGM Resorts International	31,300	979,377
†Norwegian Cruise Line Holdings	41,823	2,270,571
Papa John’s International	6,500	466,440
Royal Caribbean Cruises	5,800	633,534
Wynn Resorts	3,700	496,244
Yum Brands	8,700	641,712

		17,827,616

Household Durables–1.06%
†Mohawk Industries	4,600	1,111,774
Newell Brands	31,200	1,672,944
†NVR.	360	867,820
PulteGroup	19,300	473,429
†Tempur Sealy International	8,700	464,493
Toll Brothers	12,800	505,728
Whirlpool	2,900	555,698

		5,651,886

Household Products–0.40%
Church & Dwight	22,400	1,162,112

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Clorox	3,900	$519,636
Energizer Holdings	9,500	456,190

		2,137,938

Industrial Conglomerates–0.20%
Roper Technologies	4,500	1,041,885

		1,041,885

Insurance–0.56%
FNF Group	29,300	1,313,519
Progressive	16,600	731,894
Willis Towers Watson	6,500	945,490

		2,990,903

Internet & Direct Marketing Retail–0.45%
†Ctrip.com International ADR	15,300	824,058
†Duluth Holdings Class B	47,466	864,356
†Vipshop Holdings ADR	28,500	300,675
†Wayfair Class A	5,700	438,216

		2,427,305

Internet Software & Services–5.00%
†CoStar Group	32,195	8,486,602
†GrubHub	118,903	5,184,171
†InterActiveCorp	4,700	485,228
†Match Group	36,000	625,680
MercadoLibre	24,446	6,133,012
†Pandora Media	363,397	3,241,501
†Shopify Class A	2,900	252,010
†VeriSign	18,000	1,673,280
†Zillow Group	12,100	590,964

		26,672,448

IT Services–3.58%
Alliance Data Systems	4,500	1,155,105
†Black Knight Financial Services Class A	26,300	1,076,985
Booz Allen Hamilton Holding	18,100	588,974
†CoreLogic	21,700	941,346
CSRA	26,700	847,725
†EPAM Systems	5,700	479,313
Fidelity National Information Services	18,900	1,614,060
†Fiserv	19,600	2,397,864
†FleetCor Technologies	6,100	879,681
†Gartner	8,500	1,049,835
Genpact	19,000	528,770
Global Payments	13,100	1,183,192
Paychex	9,500	540,930
Sabre	46,200	1,005,774
†Square Class A	102,211	2,397,870
†Vantiv Class A	28,900	1,830,526
†WEX	5,900	615,193

		19,133,143

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–1.17%
Mattel	27,000	$581,310
Polaris Industries	61,345	5,657,849

		6,239,159

Life Sciences Tools & Services–0.98%
Agilent Technologies	18,000	1,067,580
Bruker	19,600	565,264
†Illumina	8,878	1,540,511
†Mettler-Toledo International	2,143	1,261,241
†Quintiles IMS Holdings	8,700	778,650

		5,213,246

Machinery–3.71%
†Colfax	11,800	464,566
Donaldson	12,000	546,480
Flowserve	10,300	478,229
Fortive	10,500	665,175
Graco.	8,600	939,808
IDEX	46,425	5,246,489
†Middleby	6,200	753,362
Nordson	4,000	485,280
PACCAR	6,800	449,072
Snap-on	6,000	948,000
Toro.	10,800	748,332
†WABCO Holdings	24,987	3,186,092
Wabtec	47,977	4,389,895
Xylem	8,800	487,784

		19,788,564

Marine–0.05%
†Kirby	4,400	294,140

		294,140

Media–0.39%
†Altice USA Class A	8,419	271,934
Interpublic Group	33,300	819,180
Omnicom Group	11,800	978,220

		2,069,334

Metals & Mining–0.15%
Carpenter Technology	4,400	164,692
Compass Minerals International	3,300	215,490
Wheaton Precious Metals (New York Shares)	20,200	401,778

		781,960

Multiline Retail–0.69%
Dollar General	31,300	2,256,417
†Dollar Tree	20,600	1,440,352

		3,696,769

Multi-Utilities–0.11%
NiSource.	23,400	593,424

		593,424

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.98%
Cabot Oil & Gas	115,219	$2,889,693
†Centennial Resource Development Class A	26,036	411,890
†=Centennial Resource Development Class A	3,000	45,087
Cimarex Energy	23,347	2,194,851
†Concho Resources	4,000	486,120
†Diamondback Energy	4,300	381,883
EQT	5,700	333,963
†Jagged Peak Energy	24,000	320,400
Noble Energy	86,891	2,459,015
†Parsley Energy Class A	6,500	180,375
Pioneer Natural Resources	2,400	382,992
Tesoro	5,000	468,000

		10,554,269

Pharmaceuticals–3.13%
†Catalent	14,200	498,420
†Horizon Pharma	15,300	181,611
†Jazz Pharmaceuticals	20,623	3,206,877
†Mallinckrodt	6,500	291,265
†Pacira Pharmaceuticals	42,127	2,009,458
Zoetis	168,263	10,496,246

		16,683,877

Professional Services–1.84%
Equifax	13,400	1,841,428
†IHS Markit	26,183	1,153,099
ManpowerGroup	5,600	625,240
Nielsen Holdings	24,000	927,840
Robert Half International	8,500	407,405
†TransUnion	69,333	3,002,812
†Verisk Analytics Class A	21,900	1,847,703

		9,805,527

Real Estate Management & Development–0.18%
Jones Lang LaSalle	7,500	937,500

		937,500

Road & Rail–0.70%
†Avis Budget Group	7,800	212,706
†Genesee & Wyoming	7,000	478,730
JB Hunt Transport Services	8,100	740,178
Kansas City Southern	6,600	690,690
Landstar System	3,400	291,040
Old Dominion Freight Line	7,700	733,348
Schneider National Class B	25,744	575,893

		3,722,585

Semiconductors & Semiconductor Equipment–2.85%
†Integrated Device Technology	14,100	363,639
KLA-Tencor	11,000	1,006,610
Marvell Technology Group	29,274	483,606

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products	75,770	$3,402,073
Microchip Technology	89,543	6,910,929
†Microsemi	22,000	1,029,600
Skyworks Solutions	12,500	1,199,375
Xilinx	12,900	829,728

		15,225,560

Software–8.56%
†ANSYS	3,600	438,048
†Atlassian	40,500	1,424,790
†Autodesk	11,100	1,119,102
†Cadence Design Systems	15,200	509,048
†Electronic Arts	84,643	8,948,458
†Ellie Mae	29,618	3,255,314
†Fortinet	11,800	441,792
†Guidewire Software	59,791	4,108,240
Intuit	8,500	1,128,885
†Proofpoint	8,200	712,006
†Red Hat	73,269	7,015,507
†ServiceNow	71,760	7,606,560
†Snap Class A	10,600	188,362
†Splunk	14,300	813,527
SS&C Technologies Holdings	25,800	990,978
†Synopsys	11,000	802,230
†Tableau Software Class A	15,980	979,095
†Tyler Technologies	15,635	2,746,600
†Ultimate Software Group	4,900	1,029,294
†Workday Class A	10,500	1,018,500
†Zendesk	6,300	175,014
†Zynga Class A	62,700	228,228

		45,679,578

Specialty Retail–5.51%
†AutoZone	3,035	1,731,346
†Burlington Stores	15,400	1,416,646
†CarMax	19,800	1,248,588
Dick’s Sporting Goods	8,900	354,487
†Five Below	9,000	444,330
L Brands.	18,400	991,576
†Michaels	35,000	648,200
†O’Reilly Automotive	8,400	1,837,416
Ross Stores	35,800	2,066,734

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Signet Jewelers	5,400	$341,496
Tiffany & Co.	73,529	6,902,167
Tractor Supply	110,046	5,965,594
†Ulta Beauty	4,900	1,407,966
Williams-Sonoma	83,725	4,060,663

		29,417,209

Textiles, Apparel & Luxury Goods–2.15%
Burberry Group	147,493	3,190,819
Carter’s	5,700	507,015
Coach	26,500	1,254,510
Hanesbrands	15,800	365,928
†Lululemon athletica	76,936	4,590,771
PVH	5,700	652,650
†Under Armour Class C	33,258	670,481
Wolverine World Wide	9,600	268,896

		11,501,070

Trading Companies & Distributors–1.70%
Fastenal	191,582	8,339,564
Watsco	3,400	524,280
WW Grainger	1,300	234,689

		9,098,533

Total Common Stock (Cost $409,829,776)		493,127,098

MASTER LIMITED PARTNERSHIPS–0.45%
Oaktree Capital Group	50,914	2,372,593

Total Master Limited Partnerships (Cost $2,326,099)		2,372,593

MONEY MARKET FUND–6.97%
Dreyfus Treasury & Agency Cash Management Fund—Institutional Shares (seven-day effective yield 0.86%)	37,222,540	37,222,540

Total Money Market Fund (Cost $37,222,540)		37,222,540

TOTAL VALUE OF SECURITIES–99.79% (Cost $449,378,415)	532,722,231
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,117,111

NET ASSETS APPLICABLE TO 40,843,027 SHARES OUTSTANDING–100.00%	$533,839,342

NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($24,206,424 / 1,804,412 Shares)	$13.415

NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($509,632,918 / 39,038,615 Shares)	$13.055

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$488,728,244
Undistributed net investment income	184,191
Accumulated net realized loss on investments	(38,180,409)
Net unrealized appreciation of investments, foreign currencies, and derivatives	83,107,316

TOTAL NET ASSETS	$533,839,342

†	Non-income producing for the period.

«

Includes $1,551,790 cash collateral held at broker for futures contracts, $439,219 due to manager and affiliates, $3,060,919 payable for securities purchased and $120,225 payable for fund shares redeemed as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity	Contracts:
43	E-mini Russell 2000 Index	$3,009,211	$3,040,745	9/18/17	$31,534	$—
79	E-mini S&P 500 Index	9,584,616	9,562,555	9/18/17	—	(22,061)
127	E-mini S&P MidCap 400 Index	22,421,443	22,175,470	9/18/17	—	(245,973)

Total					$31,534	$(268,034)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to Financial Statements ”

Summary of Abbreviations:

ADR–American Depository Receipt

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$2,708,214
Foreign tax withheld	(2,830)

2,705,384

EXPENSES:
Management fees	1,834,149
Distribution fees-Service Class	614,344
Accounting and administration expenses	64,184
Reports and statements to shareholders	33,932
Professional fees	27,556
Shareholder servicing fees	25,729
Trustees’ fees and expenses	6,934
Custodian fees	6,878
Consulting fees	2,359
Pricing fees	848
Other	2,274

2,619,187
Less:
Management fees waived	(97,994)

Total operating expenses	2,521,193

NET INVESTMENT INCOME	184,191

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	1,401,887
Foreign currencies	194
Foreign currency exchange contracts	78
Futures contracts	1,854,778
Options written	55,103
Options purchased	62,505

Net realized gain	3,374,545

Net change in unrealized appreciation (depreciation) of:
Investments	56,806,448
Foreign currencies	54
Futures contracts	122,588

Net change in unrealized appreciation (depreciation)	56,929,090

NET REALIZED AND UNREALIZED GAIN	60,303,635

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,487,826

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$184,191	$(441,664)
Net realized gain (loss)	3,374,545	(42,233,291)
Net change in unrealized appreciation (depreciation)	56,929,090	48,650,410

Net increase in net assets resulting from operations	60,487,826	5,975,455

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	—	(558,433)
Service Class	—	(9,073,816)

	—	(9,632,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,379,399	3,273,669
Service Class	18,347,653	75,779,500
Net assets from merger*:
Standard Class	—	359,035
Service Class	—	127,021,238
Reinvestment of dividends and distributions:
Standard Class	—	558,433
Service Class	—	9,073,816

	19,727,052	216,065,691

Cost of shares redeemed:
Standard Class	(2,033,544)	(4,748,690)
Service Class	(41,628,964)	(39,500,463)

	(43,662,508)	(44,249,153)

Increase (Decrease) in net assets derived from capital share transactions	(23,935,456)	171,816,538

NET INCREASE IN NET ASSETS	36,552,370	168,159,744
NET ASSETS:
Beginning of period	497,286,972	329,127,228

End of period	$533,839,342	$497,286,972

Undistributed net investment income	$184,191	$—

*See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended
		12/31/16[2]	12/31/15[3]	12/31/14		12/31/13	12/31/12[4]
Net asset value, beginning of period	$11.917	$11.968	$12.639	$13.635		$11.109	$10.431

Income (loss) from investment operations:
Net investment income (loss)[5]	0.020	0.013	0.018		(0.044)	(0.057)		(0.014)
Net realized and unrealized gain (loss)	1.478	0.251	(0.548)		(0.952)	2.800	0.692

Total from investment operations	1.498	0.264	(0.530)		(0.996)	2.743	0.678

Less dividends and distributions from:
Net realized gain	—	(0.315)	(0.141)	—		(0.217)	—

Total dividends and distributions	—	(0.315)	(0.141)	—		(0.217)	—

Net asset value, end of period	$13.415	$11.917	$11.968	$12.639		$13.635	$11.109

Total return[6]	12.57%	2.26%	(4.20% )	(7.31%	)	24.82%	6.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,206	$22,110	$22,752	$22,489		$20,774	$16,610
Ratio of expenses to average net assets	0.74%	0.79%	0.80%	0.84%		0.91%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.84%	0.85%	0.86%		0.95%	1.02%
Ratio of net investment income (loss) to average net assets	0.31%	0.11%	0.14%	(0.34%	)	(0.46% )	(0.13%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.27%	0.06%	0.09%	(0.36%	)	(0.50% )	(0.20%	)
Portfolio turnover	13%	103%	148%	149%		140%	231%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-adviser.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		Year ended
		12/31/16[2]	12/31/15[3]	12/31/14		12/31/13	12/31/12[4]
Net asset value, beginning of period	$11.611	$11.698	$12.388	$13.398		$10.946	$10.304

Income (loss) from investment operations:
Net investment income (loss)[5]	0.004	(0.016)	(0.014)		(0.074)	(0.088)		(0.041)
Net realized and unrealized gain (loss)	1.440	0.244	(0.535)		(0.936)	2.757	0.683

Total from investment operations	1.444	0.228	(0.549)		(1.010)	2.669	0.642

Less dividends and distributions from:
Net realized gain	—	(0.315)	(0.141)	—		(0.217)	—

Total dividends and distributions	—	(0.315)	(0.141)	—		(0.217)	—

Net asset value, end of period	$13.055	$11.611	$11.698	$12.388		$13.398	$10.946

Total return[6]	12.43%	2.00%	(4.44% )	(7.55%	)	24.52%	6.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$509,633	$475,177	$306,375	$265,783		$178,054	$42,985
Ratio of expenses to average net assets	0.99%	1.04%	1.05%	1.09%		1.16%	1.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.09%	1.10%	1.11%		1.20%	1.27%
Ratio of net investment income (loss) to average net assets	0.06%	(0.14% )	(0.11% )	(0.59%	)	(0.71% )	(0.38%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.02%	(0.19% )	(0.16% )	(0.61%	)	(0.75% )	(0.45%	)
Portfolio turnover	13%	103%	148%	149%		140%	231%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-adviser.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all withholding taxes not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $58,019 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% on the first $25 million of the Fund’s average daily net assets; 0.07% on the next $50 million; 0.02% on the next $225 million; 0.04% on the next $300 million; and 0.07% on the next $200 million of the Fund’s average daily net assets. When the Fund’s daily net assets exceed $800 million, the waiver amount is 0.22% of the first $25 million of the Fund’s average daily net assets; 0.17% on the next $50 million; 0.12% on the next $75 million; 0.02% on the next $100 million; and 0.07% in excess of $250 million of the Fund’s daily net assets. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.02% for the Service Class. This agreement will continue through at least December 9, 2018, and cannot be terminated before that date without mutual agreement of the Board and LIAC.

Ivy Investment Management Company (“Ivy”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) are responsible for managing a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Ivy and T. Rowe Price a fee based on Ivy’s and T. Rowe Price’s managed portion of the Fund’s average daily net assets. SSGA Funds Management, Inc. (SSGA) is responsible for managing the Fund’s managed volatility strategy. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

LVIP Blended Mid Cap Managed Volatility Fund–13

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$14,620
Legal	3,529

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,822 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class shares. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	295,715
Distribution fees payable to LFD	104,932
Printing and mailing fees payable to Lincoln Life	25,822
Shareholder servicing fees payable to Lincoln Life	12,750

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$60,043,394
Sales	77,598,724

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$449,378,415

Aggregate unrealized appreciation	$98,759,442
Aggregate unrealized depreciation	(15,415,626)

Net unrealized appreciation	$83,343,816

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

At December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$28,504,444	$9,733,839	$38,238,283

LVIP Blended Mid Cap Managed Volatility Fund–14

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$4,161,302	$—	$4,161,302
Air Freight & Logistics	6,230,492	—	6,230,492
Airlines	3,276,174	—	3,276,174
Auto Components	6,554,374	—	6,554,374
Automobiles	896,050	—	896,050
Banks	14,740,170	—	14,740,170
Beverages	2,576,462	—	2,576,462
Biotechnology	22,276,525	—	22,276,525
Building Products	12,863,832	—	12,863,832
Capital Markets	22,334,634	—	22,334,634
Chemicals	11,595,785	—	11,595,785
Commercial Services & Supplies	4,933,719	—	4,933,719
Communications Equipment	9,751,516	—	9,751,516
Construction & Engineering	448,800	—	448,800
Construction Materials	2,893,956	—	2,893,956
Consumer Finance	491,301	—	491,301
Containers & Packaging	2,864,622	—	2,864,622
Diversified Consumer Services	1,657,050	—	1,657,050
Electrical Equipment	4,571,147	—	4,571,147
Electronic Equipment, Instruments & Components	10,013,743	—	10,013,743
Energy Equipment & Services	285,500	—	285,500
Equity Real Estate Investment Trusts	8,975,832	—	8,975,832
Food & Staples Retailing	6,158,312	—	6,158,312
Food Products	16,787,055	—	16,787,055
Gas Utilities	738,255	—	738,255
Health Care Equipment & Supplies	30,501,854	—	30,501,854
Health Care Providers & Services	12,868,964	—	12,868,964
Health Care Technology	2,494,244	—	2,494,244
Hotels, Restaurants & Leisure	17,827,616	—	17,827,616
Household Durables	5,651,886	—	5,651,886
Household Products	2,137,938	—	2,137,938
Industrial Conglomerates	1,041,885	—	1,041,885

LVIP Blended Mid Cap Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 3	Total
Investments:
Assets:
Insurance	$2,990,903	$—	$2,990,903
Internet & Direct Marketing Retail	2,427,305	—	2,427,305
Internet Software & Services	26,672,448	—	26,672,448
IT Services.	19,133,143	—	19,133,143
Leisure Products	6,239,159	—	6,239,159
Life Sciences Tools & Services	5,213,246	—	5,213,246
Machinery	19,788,564	—	19,788,564
Marine	294,140	—	294,140
Media	2,069,334	—	2,069,334
Metals & Mining.	781,960	—	781,960
Multiline Retail	3,696,769	—	3,696,769
Multi-Utilities	593,424	—	593,424
Oil, Gas & Consumable Fuels	10,509,182	45,087	10,554,269
Pharmaceuticals	16,683,877	—	16,683,877
Professional Services	9,805,527	—	9,805,527
Real Estate Management & Development	937,500	—	937,500
Road & Rail	3,722,585	—	3,722,585
Semiconductors & Semiconductor Equipment	15,225,560	—	15,225,560
Software	45,679,578	—	45,679,578
Specialty Retail	29,417,209	—	29,417,209
Textiles, Apparel & Luxury Goods	11,501,070	—	11,501,070
Trading Companies & Distributors	9,098,533	—	9,098,533
Master Limited Partnerships	2,372,593	—	2,372,593
Money Market Fund	37,222,540	—	37,222,540

Total Investments	$532,677,144	$45,087	$532,722,231

Derivatives:
Assets:
Futures Contracts	$31,534	$—	$31,534

Liabilities:
Futures Contracts	$(268,034)	$—	$(268,034)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Mid Cap Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	108,444	282,809
Service Class	1,478,336	6,651,102
Shares from merger:
Standard Class	—	29,486
Service Class	—	10,705,038
Shares reinvested:
Standard Class	—	47,819
Service Class	—	796,927

	1,586,780	18,513,181

Shares redeemed:
Standard Class	(159,355)	(405,901)
Service Class	(3,364,753)	(3,419,105)

	(3,524,108)	(3,825,006)

Net increase (decrease)	(1,937,328)	14,688,175

5. Fund Merger

As of the close of business on December 9, 2016, the Fund acquired all of the assets and liabilities of the LVIP BlackRock U.S. Opportunities Managed Volatility Fund (“Acquired 1 Fund”) and all of the assets and liabilities of LVIP VIP Mid Cap Managed Volatility Portfolio (“Acquired 2 Fund”), each an open-end investment company, in exchange for the shares of the LVIP Blended Mid Cap Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Funds, by a taxable exchange, received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Funds prior to the Reorganization, as shown in the following table:

	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired 1 Fund - Standard Class	38,121	Standard Class	29,486	$359,035	0.773
Acquired 1 Fund - Service Class	4,443,068	Service Class	3,526,529	41,844,226	0.794
Acquired 2 Fund - Service Class	8,241,893	Service Class	7,178,509	85,177,012	0.871

The net assets of the Acquiring Fund before the acquisition were $381,191,455. The net assets of the Acquiring Fund immediately following the acquisition were $508,571,728.

If the acquisition had been completed on January 1, 2016, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2016 would have been as follows (unaudited):

Net investment income (loss)	$(594,023)	(a)
Net realized income (loss)	(35,676,130)	(b)
Net change in unrealized appreciation (depreciation)	53,778,253	(c)

Net increase in net assets resulting from operations	$17,508,100

(a) $(441,664), as reported in the Statement of Operations, plus $203,957 Net investment income from Acquired 1 Fund and $(356,316) Net investment loss from Acquired 2 Fund pre-merger.

(b) $(42,233,291), as reported in the Statement of Operations, plus $2,308,245 Net realized income from Acquired 1 Fund and $4,248,916 Net realized income from Acquired 2 Fund pre-merger.

(c) $48,650,410, as reported in the Statement of Operations, plus $704,864 Net change in unrealized appreciation (depreciation) Acquired 1 Fund and $4,422,979 Net change in unrealized appreciation (depreciation) from Acquired 2 Fund pre-merger.

LVIP Blended Mid Cap Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Fund Merger (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 1 Fund and Acquired 2 Fund that have been included in the Fund’s statement of operations since December 12, 2016.

6. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contract to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Options Contracts–During the six months ended June 30, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objectives and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk

LVIP Blended Mid Cap Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2017, the Fund used options contracts including swaptions to protect the value of portfolio securities; selling put options to purchase the underlying security for the Fund at a price lower than the current market value of the security; to facilitate investments in portfolio securities; to take advantage of liquidity available in the options market; and to receive premiums for writing options.

Transactions in options written during the six months ended June 30, 2017 for the Fund were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at December 31, 2016	—	$—
Options written	(1,126)	(45,476)
Options expired	709	23,906
Options terminated in closing sales transactions	417	21,570

Options outstanding at June 30, 2017	—	$—

Put Options	Number of Contracts	Premiums
Options outstanding at December 31, 2016	—	$—
Options written	(636)	(32,442)
Options expired	208	23,992
Options terminated in closing sales transactions	428	8,450

Options outstanding at June 30, 2017	—	$—

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$31,534	Receivables and other assets net of liabilities	$(268,034)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$78	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,854,778	122,588
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	55,103	—
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	62,505	—

Total		$1,972,464	$122,588

LVIP Blended Mid Cap Managed Volatility Fund–19

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$34,283,102	$ —
Foreign currency exchange contracts (average cost)	—	155
Options contracts (average notional value)	4,379	4,244

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had no assets or liabilities that are subject to the offsetting provisions.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements as disclosed above.

LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP Clarion Global Real Estate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Clarion Global Real Estate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Clarion Global Real Estate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,044.10	0.77%	$3.90
Service Class Shares	1,000.00	1,042.70	1.02%	5.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.98	0.77%	$3.86
Service Class Shares	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets
Common Stock	98.58%
Australia	5.17%
Austria	0.54%
Canada	1.79%
France	4.38%
Germany	4.75%
Hong Kong	8.71%
Japan	10.96%
Netherlands	0.53%
Singapore	2.20%
Spain	0.73%
Sweden	0.97%
United Kingdom	5.38%
United States	52.47%
Money Market Fund	1.08%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Diversified Real Estate Activities	8.55%
Diversified REITs	9.10%
Health Care REITs	5.65%
Hotel & Resort REITs	3.21%
Industrial REITs	8.28%
Office REITs	12.50%
Real Estate Development	2.23%
Real Estate Operating Companies	10.20%
Residential REITs	10.55%
Retail REITs	20.97%
Specialized REITs	7.34%
Total	98.58%

REITs - Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Simon Property Group	4.79%
Prologis	3.29%
Mitsui Fudosan	3.28%
GGP	2.93%
Welltower	2.74%
AvalonBay Communities	2.67%
Cheung Kong Property Holdings	2.23%
Vornado Realty Trust	2.14%
Land Securities Group	2.06%
Vonovia	2.00%
Total	28.13%

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.58%
Australia–5.17%
†=pBGP Holdings	4,536,115	$103,618
Dexus	810,087	5,902,559
Goodman Group	631,480	3,819,748
GPT Group	940,556	3,462,745
Mirvac Group	640,303	1,048,251
Scentre Group	2,047,839	6,374,575

		20,711,496

Austria–0.54%
†BUWOG	75,663	2,173,857

		2,173,857

Canada–1.79%
Canadian Real Estate Investment Trust	65,400	2,313,308
H&R Real Estate Investment Trust	141,000	2,394,216
Smart Real Estate Investment Trust	98,700	2,444,667

		7,152,191

France–4.38%
Gecina	27,791	4,359,694
Klepierre	170,946	7,006,402
Unibail-Rodamco	24,457	6,163,540

		17,529,636

Germany–4.75%
Ado Properties	54,477	2,304,351
Deutsche Wohnen	94,501	3,614,720
LEG Immobilien	54,069	5,083,046
Vonovia	201,542	8,002,597

		19,004,714

∎Hong Kong–8.71%
Cheung Kong Property Holdings	1,140,000	8,928,779
Hang Lung Properties	2,387,000	5,961,806
Hongkong Land Holdings	629,000	4,629,440
Link REIT	1,012,200	7,700,937
Swire Properties	1,046,000	3,449,846
Wharf Holdings	506,800	4,199,830

		34,870,638

Japan–10.96%
Activia Properties	511	2,183,023
Hulic	356,400	3,634,504
Japan Retail Fund Investment	1,738	3,206,357
Mitsubishi Estate	101,400	1,887,361
Mitsui Fudosan	551,200	13,136,178
Mori Hills REIT Investment	2,310	2,838,337
Nippon Building Fund	554	2,827,259
Nippon Prologis REIT	2,862	6,091,690
Nomura Real Estate Holdings	61,200	1,199,242
Orix JREIT	2,846	4,197,834

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Tatemono	205,000	$2,682,907

		43,884,692

Netherlands–0.53%
Eurocommercial Properties CVA	53,099	2,121,736

		2,121,736

Singapore–2.20%
CapitaLand	1,473,600	3,746,214
City Developments	181,600	1,415,339
Global Logistic Properties	1,132,200	2,351,982
Mapletree Commercial Trust	1,107,618	1,283,204

		8,796,739

Spain–0.73%
Hispania Activos Inmobiliarios SOCIMI	74,374	1,229,597
Inmobiliaria Colonial	194,665	1,695,984

		2,925,581

Sweden–0.97%
Castellum	103,854	1,524,890
Fabege	101,032	1,942,762
Hufvudstaden Class A	25,956	430,407

		3,898,059

United Kingdom–5.38%
British Land	193,385	1,525,099
Hammerson	499,220	3,735,451
Land Securities Group	625,448	8,252,047
Safestore Holdings	199,630	1,095,674
Segro	619,214	3,945,375
Tritax Big Box REIT	636,983	1,212,930
UNITE Group	208,554	1,762,886

		21,529,462

United States–52.47%
Alexandria Real Estate Equities	64,300	7,746,221
AvalonBay Communities	55,665	10,697,143
Boston Properties	26,900	3,309,238
Colony Starwood Homes	112,000	3,842,720
CubeSmart	143,330	3,445,653
CyrusOne	51,000	2,843,250
DCT Industrial Trust	92,050	4,919,152
DiamondRock Hospitality	182,400	1,997,280
Digital Realty Trust	17,100	1,931,445
Equinix	10,000	4,291,600
Equity Residential	78,450	5,164,363
Extra Space Storage	91,746	7,156,188
Forest City Realty Trust Class A	75,400	1,822,418
Gaming and Leisure Properties	175,800	6,622,386
GGP	497,600	11,723,456
HCP	214,900	6,868,204
Healthcare Trust of America Class A	154,557	4,808,268
Host Hotels & Resorts	319,500	5,837,265

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
Δ COMMON STOCK (continued)
United States (continued)
Hudson Pacific Properties	88,040	$3,010,088
Invitation Homes	92,000	1,989,960
Kilroy Realty	54,600	4,103,190
Kimco Realty	265,230	4,866,970
Mid-America Apartment Communities	53,900	5,679,982
Park Hotels & Resorts	76,300	2,057,048
Prologis	224,290	13,152,366
Public Storage	9,600	2,001,888
Regency Centers	106,200	6,652,368
Simon Property Group	118,500	19,168,560
SL Green Realty	71,200	7,532,960
STORE Capital	123,700	2,777,065
Sun Communities	71,100	6,234,759
Sunstone Hotel Investors	184,166	2,968,756
UDR	175,700	6,847,029
VEREIT	794,500	6,467,230
Vornado Realty Trust	91,181	8,561,896
Welltower	146,300	10,950,555

		210,048,920

Total Common Stock (Cost $324,285,129)		394,647,721

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	4,334,125	$4,334,125

Total Money Market Fund (Cost $4,334,125)		4,334,125

TOTAL VALUE OF SECURITIES–99.66% (Cost $328,619,254)	398,981,846

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,360,927

NET ASSETS APPLICABLE TO 42,622,720 SHARES OUTSTANDING–100.00%	$400,342,773

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND STANDARD CLASS ($287,448,956 / 30,508,653 Shares)	$9.422
NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND SERVICE CLASS ($112,893,817 / 12,114,067 Shares)	$9.319
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$377,342,359
Undistributed net investment income	1,371,007
Accumulated net realized loss on investments	(48,735,680)
Net unrealized appreciation of investments, foreign currencies and derivatives	70,365,087

TOTAL NET ASSETS	$400,342,773

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $100,157 payable for fund shares redeemed, $4,005,972 payable for securities purchased and $274,444 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2017, the aggregate value of restricted security was $103,618, which represented 0.03% of the Fund’s net assets. See Notes 6 in “Notes to Financial Statements.”

Restricted Security

Investment	Date of Acquisition	Cost	Value
BGP Holdings	8/6/09	$—	$103,618

The following foreign currency exchange contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	AUD	362,612	USD	(278,345)	7/3/17	$ 350	$ —
BBH	EUR	865,639	USD	(988,482)	7/3/17	360	—
BBH	HKD	(4,079,980)	USD	522,719	7/3/17	97	—
BBH	HKD	(3,977,159)	USD	509,442	7/5/17	—	(41)
BBH	JPY	11,085,444	USD	(98,679)	7/5/17	—	(99)
BBH	SEK	(724,196)	USD	85,348	7/3/17	—	(627)
BBH	SEK	(862,774)	USD	102,184	7/5/17	—	(254)
BBH	SGD	243,502	USD	(176,431)	7/3/17	441	—
BBH	SGD	(165,969)	USD	120,256	7/5/17	—	(301)
BNYM	CAD	(13,782)	USD	10,575	7/5/17	—	(54)
BNYM	JPY	(1,588,528)	USD	14,145	7/3/17	20	—

Total						$1,268	$(1,376)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

AUD–Australian Dollar

BBH–Brown Brothers Harriman, New York

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CVA–Dutch Certificate

EUR–Euro

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

SEK–Swedish Krona

SGD–Singapore Dollar

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$6,501,815
Foreign tax withheld	(331,392)

6,170,423

EXPENSES:
Management fees	1,360,545
Distribution fees-Service Class	139,030
Accounting and administration expenses	49,036
Professional fees	25,919
Custodian fees	24,324
Shareholder servicing fees	19,282
Reports and statements to shareholders	17,028
Trustees’ fees and expenses	5,286
Pricing fees	5,165
Consulting fees	1,271
Other	2,021

Total operating expenses	1,648,907

NET INVESTMENT INCOME	4,521,516

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,920,388
Foreign currencies	89,620
Foreign currency exchange contracts	(135,239)

Net realized gain	15,874,769

Net change in unrealized appreciation (depreciation) of:
Investments	(3,473,617)
Foreign currencies	26,577
Foreign currency exchange contracts	(108)

Net change in unrealized appreciation (depreciation)	(3,447,148)

NET REALIZED AND UNREALIZED GAIN	12,427,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,949,137

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,521,516	$8,316,161
Net realized gain.	15,874,769	15,890,815
Net change in unrealized appreciation (depreciation)	(3,447,148)	(19,497,032)

Net increase in net assets resulting from operations	16,949,137	4,709,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,714,362)
Service Class	—	(4,403,187)

	—	(16,117,549)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,035,575	41,355,524
Service Class	6,983,064	17,028,438
Reinvestment of dividends and distributions:
Standard Class	—	11,714,362
Service Class	—	4,403,187

	24,018,639	74,501,511

Cost of shares redeemed:
Standard Class	(30,161,726)	(53,606,567)
Service Class	(9,134,021)	(25,877,324)

	(39,295,747)	(79,483,891)

Decrease in net assets derived from capital share transactions	(15,277,108)	(4,982,380)

NET INCREASE (DECREASE) IN NET ASSETS	1,672,029	(16,389,985)
NET ASSETS:
Beginning of period	398,670,744	415,060,729

End of period	$400,342,773	$398,670,744

Undistributed (Distributions in excess of) net investment income	$1,371,007	$(3,150,509)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–6

LVIP Clarion Global Real Estate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12[2]
Net asset value, beginning of period	$ 9.024	$9.306	$9.732	$8.778	$8.497	$6.815

Income (loss) from investment operations:
Net investment income[3]	0.109	0.203	0.157	0.212	0.156	0.148
Net realized and unrealized gain (loss)	0.289	(0.089)	(0.288)	1.000	0.125	1.534

Total from investment operations	0.398	0.114	(0.131)	1.212	0.281	1.682

Less dividends and distributions from:
Net investment income	—	(0.396)	(0.295)	(0.258)	—	—

Total dividends and distributions	—	(0.396)	(0.295)	(0.258)	—	—

Net asset value, end of period	$ 9.422	$9.024	$9.306	$9.732	$8.778	$8.497

Total return[4]	4.41%	1.18%	(1.22% )	13.89%	3.31%	24.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$287,449	$288,333	$297,101	$459,143	$359,296	$254,075
Ratio of expenses to average net assets	0.77%	0.75%	0.74%	0.73%	0.77%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.75%	0.74%	0.81%	1.03%	1.07%
Ratio of net investment income to average net assets	2.37%	2.14%	1.61%	2.25%	1.77%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.14%	1.61%	2.17%	1.51%	1.68%
Portfolio turnover	46%	45%	51%	33%	40%	120%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–7

LVIP Clarion Global Real Estate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12[2]
Net asset value, beginning of period	$ 8.937	$9.219	$9.643	$8.681	$8.425	$6.773

Income (loss) from investment operations:
Net investment income[3]	0.096	0.177	0.130	0.186	0.133	0.127
Net realized and unrealized gain (loss)	0.286	(0.086)	(0.283)	0.989	0.123	1.525

Total from investment operations	0.382	0.091	(0.153)	1.175	0.256	1.652

Less dividends and distributions from:
Net investment income	—	(0.373)	(0.271)	(0.213)	—	—

Total dividends and distributions	—	(0.373)	(0.271)	(0.213)	—	—

Net asset value, end of period	$ 9.319	$8.937	$9.219	$9.643	$8.681	$8.425

Total return[4]	4.27%	0.94%	(1.47% )	13.60%	3.04%	24.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,894	$110,338	$117,960	$118,790	$112,568	$106,546
Ratio of expenses to average net assets	1.02%	1.00%	0.99%	0.98%	1.02%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.00%	0.99%	1.06%	1.28%	1.32%
Ratio of net investment income to average net assets	2.12%	1.89%	1.36%	2.00%	1.52%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	1.89%	1.36%	1.92%	1.26%	1.43%
Portfolio turnover	46%	45%	51%	33%	40%	120%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–8

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Clarion Global Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Clarion Global Real Estate Fund–9

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $21,016 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the average net assets of the Fund; and 0.63% of the average net assets of the Fund in excess of $250 million. The fee is calculated daily and paid monthly.

CBRE Clarion Securities LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$11,226
Legal	2,709

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,698 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Clarion Global Real Estate Fund–10

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$228,678
Distribution fees payable to LFD	23,487
Printing and mailing fees payable to Lincoln Life	12,698
Shareholder servicing fees payable to Lincoln Life	9,581

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$180,817,233
Sales	186,945,368

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$328,619,254

Aggregate unrealized appreciation	$80,703,201
Aggregate unrealized depreciation	(10,340,609)

Net unrealized appreciation	$70,362,592

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring	Post-Enactment Losses (No Expiration)*		Total
2017	Short-Term	Long-Term
$43,681,858	$4,326,593	$—	$48,008,451

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Clarion Global Real Estate Fund–11

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$20,607,878	$—	$103,618	$20,711,496
Austria	2,173,857	—	—	2,173,857
Canada	7,152,191	—	—	7,152,191
France	17,529,636	—	—	17,529,636
Germany	19,004,714	—	—	19,004,714
Hong Kong	34,870,638	—	—	34,870,638
Japan	43,884,692	—	—	43,884,692
Netherlands	2,121,736	—	—	2,121,736
Singapore	8,796,739	—	—	8,796,739
Spain	2,925,581	—	—	2,925,581
Sweden	3,898,059	—	—	3,898,059
United Kingdom	21,529,462	—	—	21,529,462
United States	210,048,920	—	—	210,048,920
Money Market Fund	4,334,125	—	—	4,334,125

Total Investments	$398,878,228	$—	$103,618	$398,981,846

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,268	$—	$1,268

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,376)	$—	$(1,376)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–12

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	1,851,885	4,431,674
Service Class	765,984	1,830,087
Shares reinvested:
Standard Class	—	1,274,880
Service Class	—	483,455

	2,617,869	8,020,096

Shares redeemed:
Standard Class	(3,295,696)	(5,680,568)
Service Class	(998,658)	(2,761,873)

	(4,294,354)	(8,442,441)

Net decrease	(1,676,485)	(422,345)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,268	Receivables and other assets net of liabilities	$(1,376)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(135,239)	$(108)

LVIP Clarion Global Real Estate Fund–13

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$766,664	$738,000

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities. Restricted security has been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Clarion Global Real Estate Fund–14

LVIP ClearBridge Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP ClearBridge Large Cap Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,085.60	0.10%	$0.52
Service Class Shares	1,000.00	1,083.80	0.45%	2.33
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.74%
Equity Funds	92.95%
Money Market Fund	6.79%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.74%
Equity Funds–92.95%
ClearBridge®–
Variable Aggressive Growth Portfolio	1,554,358	$42,092,020
Variable Appreciation Portfolio	1,053,614	41,723,112
*QS Batterymarch®–
U.S. Large Cap Equity Fund	572,074	10,451,797
*QS Batterymarch Insurance Series®–
Global Dividend Fund	850,369	10,417,019

		104,683,948

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund–Institutional Shares (seven-day effective yield 0.86%)	7,649,469	$7,649,469

		7,649,469

Total Investment Companies (Cost $105,695,839)		112,333,417

TOTAL VALUE OF SECURITIES–99.74% (Cost $105,695,839)	112,333,417
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	293,008

NET ASSETS APPLICABLE TO 11,144,507 SHARES OUTSTANDING–100.00%	$112,626,425

*	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
2	British Pound	$ 160,381	$163,063	9/19/17	$2,682	$ —
2	Euro	283,468	286,675	9/19/17	3,207	—
1	Japanese Yen	115,091	111,375	9/19/17	—	(3,716)

					5,889	(3,716)

Equity Contracts:
44	E-mini S&P 500 Index	5,339,257	5,325,980	9/18/17	—	(13,277)
4	E-mini S&P MidCap 400 Index	705,814	698,440	9/18/17	—	(7,374)
7	Euro STOXX 50 Index	284,145	274,310	9/18/17	—	(9,835)
1	FTSE 100 Index	96,855	94,330	9/18/17	—	(2,525)
1	Nikkei 225 Index (OSE)	178,841	177,995	9/8/17	—	(846)

					—	(33,857)

Total					$5,889	$(37,573)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value	$112,333,417
Unrealized appreciation on futures contracts	5,889
Cash collateral held at broker for futures contracts	205,773
Receivable for fund shares sold	146,409
Foreign currencies collateral held at broker for futures contracts, at value	84,852
Dividends receivable from investments	84,045
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	10,517
Foreign currencies, at value	4,746

TOTAL ASSETS	112,875,648

LIABILITIES:
Payable for investments purchased	120,248
Due to manager and affiliates	41,947
Unrealized depreciation on futures contracts	37,573
Payable for fund shares redeemed	24,784
Other accrued expenses payable	19,930
Cash due to custodian	4,741

TOTAL LIABILITIES	249,223

TOTAL NET ASSETS	$112,626,425

Investments, at cost	$105,695,839

Foreign currencies, at cost	$4,753

Foreign currencies collateral held at broker for futures contracts, at cost	$84,852

Standard Class:
Net Assets	$1,154,419
Shares Outstanding	114,034
Net Asset Value Per Share	$10.123

Service Class:
Net Assets	$111,472,006
Shares Outstanding	11,030,473
Net Asset Value Per Share	$10.106

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$105,196,246
Distributions in excess of net investment income	(55,967)
Accumulated net realized gain on investments	880,260
Net unrealized appreciation of investments, foreign currencies and derivatives	6,605,886

TOTAL NET ASSETS	$112,626,425

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–4

LVIP ClearBridge Large Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$171,254

EXPENSES:
Management fees	355,695
Distribution fees-Service Class	178,540
Accounting and administration expenses	18,558
Professional fees	18,075
Reports and statements to shareholders	7,664
Shareholder servicing fees	5,303
Consulting fees	1,911
Custodian fees	1,486
Trustees’ fees and expenses	1,336
Pricing fees	114
Other	598

589,280
Less:
Management fees waived	(340,230)
Expenses reimbursed	(18,960)

Total operating expenses	230,090

NET INVESTMENT LOSS	(58,836)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	664,794
Sale of investments in investment companies	(299,060)
Foreign currencies	2,319
Futures contracts	501,635

Net realized gain	869,688

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	7,248,796
Foreign currencies	1
Futures contracts	(24,036)

Net change in unrealized appreciation (depreciation)	7,224,761

NET REALIZED AND UNREALIZED GAIN	8,094,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,035,613

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(58,836)	$633,672
Net realized gain	869,688	143,971
Net change in unrealized appreciation (depreciation)	7,224,761	2,807,014

Net increase in net assets resulting from operations	8,035,613	3,584,657

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(10,163)
Service Class	—	(699,874)
Net realized gain:
Standard Class	—	(18,782)
Service Class	—	(1,842,424)

	—	(2,571,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	179,083	580,391
Service Class	20,913,486	38,792,727
Reinvestment of dividends and distributions:
Standard Class	—	28,945
Service Class	—	2,542,298

	21,092,569	41,944,361

Cost of shares redeemed:
Standard Class	(44,916)	(88,640)
Service Class	(8,324,575)	(7,986,778)

	(8,369,491)	(8,075,418)

Increase in net assets derived from capital share transactions	12,723,078	33,868,943

NET INCREASE IN NET ASSETS	20,758,691	34,882,357
NET ASSETS:
Beginning of period	91,867,734	56,985,377

End of period	$112,626,425	$91,867,734

Undistributed (distributions in excess of) net investment income	$(55,967)	$2,869

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended 12/31/16[2]	5/1/15[3] to 12/31/15
Net asset value, beginning of period	$ 9.325		$ 9.290	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.011		0.107	0.142
Net realized and unrealized gain (loss)	0.787		0.240	(0.774)
Total from investment operations	0.798		0.347	(0.632)

Less dividends and distributions from:
Net investment income	—		(0.105)	(0.078)
Net realized gain	—		(0.207)	—
Total dividends and distributions	—		(0.312)	(0.078)

Net asset value, end of period	$10.123		$ 9.325	$ 9.290

Total return[5]	8.56%		3.78%	(6.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,154		$ 936	$ 396
Ratio of expenses to average net assets[6]	0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.80%		0.81%	0.98%
Ratio of net investment income to average net assets	0.23%		1.16%	2.24%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47%	)	0.45%	1.36%
Portfolio turnover	4%		9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–6

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended 12/31/16[2]	5/1/15[3] to 12/31/15
Net asset value, beginning of period	$ 9.325		$ 9.291	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.006)		0.075	0.120
Net realized and unrealized gain (loss)	0.787		0.238	(0.774)
Total from investment operations	0.781		0.313	(0.654)

Less dividends and distributions from:
Net investment income	—		(0.072)	(0.055)
Net realized gain	—		(0.207)	—
Total dividends and distributions	—		(0.279)	(0.055)

Net asset value, end of period	$ 10.106		$ 9.325	$ 9.291

Total return[5]	8.38%		3.42%	(6.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,472		$90,932	$56,589
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.15%		1.16%	1.33%
Ratio of net investment income (loss) to average net assets	(0.12%	)	0.81%	1.89%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.82%	)	0.10%	1.01%
Portfolio turnover	4%		9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–7

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers, primarily ClearBridge Funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2015-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP ClearBridge Large Cap Managed Volatility Fund–8

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.66% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$2,835
Legal	685

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,903 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$10,517
Management fees payable to LIAC	2,742
Distribution fees payable to LFD	31,652
Printing and mailing fees payable to Lincoln Life	4,903
Shareholder servicing fees payable to Lincoln Life	2,650

LVIP ClearBridge Large Cap Managed Volatility Fund–9

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$16,410,865
Sales	4,110,806

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$105,695,839

Aggregate unrealized appreciation	$6,637,578
Aggregate unrealized depreciation	—

Net unrealized appreciation	$6,637,578

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from November 1, 2016 through December 31, 2016, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. At December 31, 2016, the Fund deferred $667 of qualified late year ordinary losses.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:

Assets:
Investment Companies	$112,333,417

Derivatives:

Assets:
Futures Contracts	$5,889

Liabilities:
Futures Contracts	$(37,573)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–10

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	18,245	64,099
Service Class	2,120,256	4,250,256
Shares reinvested:
Standard Class	—	3,126
Service Class	—	275,405

	2,138,501	4,592,886

Shares redeemed:
Standard Class	(4,528)	(9,508)
Service Class	(841,215)	(864,898)

	(845,743)	(874,406)

Net increase	1,292,758	3,718,480

5. Derivatives

U.S. GAAP requires disclosures that enables shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

LVIP ClearBridge Large Cap Managed Volatility Fund–11

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	$5,889	Unrealized depreciation on futures contracts	$(3,716)
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	(33,857)

Total		$5,889		$(37,573)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$478,350	$(30,758)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	23,285	6,722

Total		$501,635	$(24,036)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,638,189	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–12

LVIP Delaware Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Delaware Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,027.50	0.36%	$1.81
Service Class Shares	1,000.00	1,025.70	0.71%	3.57
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.27	0.71%	3.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation and Credit Quality Ratings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	8.21%
Agency Commercial Mortgage-Backed Securities	1.21%
Agency Mortgage-Backed Securities	24.48%
Corporate Bonds	41.21%
Aerospace & Defense	0.59%
Air Freight & Logistics	0.09%
Airlines	0.37%
Automobiles	0.48%
Banks	6.95%
Beverages	1.38%
Biotechnology	0.58%
Building Products	0.22%
Capital Markets	4.53%
Chemicals	1.48%
Commercial Services & Supplies	0.55%
Communications Equipment	0.17%
Construction Materials	0.45%
Consumer Finance	0.23%
Containers & Packaging	0.08%
Diversified Financial Services	0.31%
Diversified Telecommunication Services	1.17%
Electric Utilities	4.74%
Electronic Equipment, Instruments & Components	0.04%
Equity Real Estate Investment Trusts	2.18%
Food & Staples Retailing	0.07%
Food Products	0.15%
Gas Utilities	0.38%
Health Care Equipment & Supplies	0.52%
Health Care Providers & Services	0.07%
Hotels, Restaurants & Leisure	0.20%
Independent Power & Renewable Electricity Producers	0.28%
Industrial Conglomerates	0.43%
Insurance	1.57%
Internet & Direct Marketing Retail	0.12%
Internet Software & Services	0.05%
Life Sciences Tools & Services	0.46%
Machinery	0.31%
Media	1.17%
Metals & Mining	0.81%
Mortgage Real Estate Investment Trusts	0.03%
Multiline Retail	0.23%
Multi-Utilities	1.14%
Oil, Gas & Consumable Fuels	3.06%
Paper & Forest Products	0.34%
Pharmaceuticals	0.47%
Real Estate Management & Development	0.13%
Semiconductors & Semiconductor Equipment	0.11%

Security Type/Sector	Percentage of Net Assets
Software	0.66%
Specialty Retail	0.24%
Technology Hardware, Storage & Peripherals	0.36%
Textiles, Apparel & Luxury Goods	0.08%
Tobacco	0.14%
Trading Companies & Distributors	0.94%
Wireless Telecommunication Services	0.10%
Loan Agreements	0.59%
Municipal Bonds	2.34%
Non-Agency Asset-Backed Securities	7.40%
Non-Agency Collateralized Mortgage Obligations	1.07%
Non-Agency Commercial Mortgage-Backed Securities	6.06%
Sovereign Bonds	0.23%
Supranational Bank	0.17%
U.S. Treasury Obligations	3.85%
Preferred Stock	0.54%
Money Market Fund	1.04%
Short-Term Investments	5.21%
Total Value of Securities	103.61%
Liabilities Net of Receivables and Other Assets	(3.61%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	37.00%
AAA	13.33%
AA	5.55%
A	14.40%
BBB	20.47%
BB	2.62%
B	0.22%
CCC	0.05%
Non-Rated	1.25%
Short-Term Investment	5.11%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligation, U.S. Agency Obligation, Agency Mortgage-Backed, Agency Commercial Mortgage-Backed and Agency Collateralized Mortgage Obligation securities appear under “U.S.

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Security Type/Sector Allocation and Credit Quality Ratings (unaudited) (continued)

Government”. Discount notes, commercial papers and certificate of deposits appear under “Short-Term Investments”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

IT–Information Technology

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–8.21%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C04 2M1 2.916% 4/25/28	1,993,136	$1,998,200
•Series 2016-C04 1M1 2.666% 1/25/29	4,488,405	4,544,405
•Series 2016-C05 2M1 2.566% 1/25/29	2,548,043	2,568,855
•Series 2017-C01 1M1 2.516% 7/25/29	3,721,554	3,761,088
•Series 2017-C04 2M2 4.066% 11/25/29	2,850,000	2,890,058
Fannie Mae Interest Strip
•*Series 413 167 4.50% 7/25/42	84,983	21,283
*Series 419 C3 3.00% 11/25/43	2,958,168	486,533
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	120,773	139,314
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,031	2,347
Series 2002-83 GH 5.00% 12/25/17	104,815	105,162
Series 2003-38 MP 5.50% 5/25/23	1,100,461	1,188,622
Series 2005-70 PA 5.50% 8/25/35	402,644	450,107
Series 2005-110 MB 5.50% 9/25/35	209,743	219,878
Series 2007-40 PT 5.50% 5/25/37	120,537	133,372
•*Series 2008-15 SB 5.384% 8/25/36	864,841	166,472
Series 2009-11 LC 4.50% 3/25/49	38,773	41,021
Series 2009-11 MP 7.00% 3/25/49	44,612	51,989
Series 2010-41 PN 4.50% 4/25/40	235,000	252,186
Series 2010-43 HJ 5.50% 5/25/40	18,163	20,948
Series 2010-96 DC 4.00% 9/25/25	213,985	228,097
•*Series 2010-129 SM 4.784% 11/25/40	4,605,903	745,597
Series 2011-134 PA 4.00% 9/25/40	207,873	213,410
•*Series 2012-51 SA 5.284% 5/25/42	3,964,609	975,392
Series 2012-83 LB 2.50% 8/25/42	1,224,543	1,125,815
*Series 2012-99 AI 3.50% 5/25/39	3,881,262	455,771

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2012-102 IB 3.50% 9/25/27	2,707,543	$300,500
*Series 2012-115 MI 3.50% 3/25/42	1,887,795	237,286
*Series 2012-118 AI 3.50% 11/25/37	8,560,681	1,067,091
*Series 2012-120 WI 3.00% 11/25/27	9,003,709	865,570
•*Series 2012-122 SD 4.884% 11/25/42	9,756,806	1,936,710
*Series 2012-125 MI 3.50% 11/25/42	98,629	19,568
*Series 2012-137 WI 3.50% 12/25/32	3,274,307	519,684
•*Series 2012-139 NS 5.484% 12/25/42	15,660,334	3,818,287
Series 2012-145 MZ 3.50% 1/25/43	1,383,309	1,398,767
Series 2012-150 KC 2.50% 1/25/43	44,046	43,777
Series 2013-2 LZ 3.00% 2/25/43	589,863	566,178
Series 2013-6 ZJ 3.00% 2/25/43	577,143	534,663
*Series 2013-7 EI 3.00% 10/25/40	5,599,593	709,593
*Series 2013-20 IH 3.00% 3/25/33	274,234	37,997
*Series 2013-23 IL 3.00% 3/25/33	772,167	105,444
*Series 2013-26 ID 3.00% 4/25/33	5,275,750	732,643
Series 2013-28 YB 3.00% 4/25/43	142,000	138,127
*Series 2013-31 MI 3.00% 4/25/33	1,603,431	224,937
Series 2013-31 NT 3.00% 4/25/43	77,688	80,558
Series 2013-34 GP 3.00% 5/25/42	21,995,062	22,648,838
*Series 2013-38 AI 3.00% 4/25/33	4,703,098	646,945
*Series 2013-41 HI 3.00% 2/25/33	10,443,939	1,156,655
*Series 2013-43 IX 4.00% 5/25/43	19,436,999	4,447,710
*Series 2013-44 DI 3.00% 5/25/33	15,692,049	2,238,645

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2013-44 Z 3.00% 5/25/43	1,373,171	$1,313,662
*Series 2013-45 PI 3.00% 5/25/33	1,049,882	145,040
*Series 2013-55 AI 3.00% 6/25/33	11,921,643	1,676,995
Series 2013-59 PY 2.50% 6/25/43	820,000	760,567
Series 2013-62 PY 2.50% 6/25/43	716,000	656,697
*Series 2013-69 IJ 3.00% 7/25/33	2,523,555	350,010
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,641,136
•*Series 2013-103 SK 4.704% 10/25/43	12,642,715	2,810,635
*Series 2014-21 ID 3.50% 6/25/33	58,557	7,731
*Series 2014-36 MI 3.50% 10/25/33	929,506	128,634
*Series 2014-64 IT 3.50% 6/25/41	2,264,414	232,733
Series 2014-67 GZ 2.00% 12/25/42	610,000	551,468
•*Series 2014-68 BS 4.934% 11/25/44	6,463,985	1,365,156
Series 2014-72 KZ 3.00% 11/25/44	57,408	52,635
*Series 2014-77 AI 3.00% 10/25/40	113,196	12,855
*Series 2014-85 IB 3.00% 12/25/44	145,939	27,663
•*Series 2014-90 SA 4.934% 1/25/45	44,478,892	8,701,463
*Series 2015-10 KI 3.00% 7/25/40	1,854,917	202,190
*Series 2015-27 IA 4.00% 6/25/43	1,743,975	287,052
•*Series 2015-27 SA 5.234% 5/25/45	2,720,002	531,094
Series 2015-40 GZ 3.50% 5/25/45	3,027,608	2,991,051
*Series 2015-44 AI 3.50% 1/25/34	6,100,219	929,115
Series 2015-44 Z 3.00% 9/25/43	7,142,440	6,990,808
*Series 2015-45 AI 3.00% 1/25/33	2,155,815	231,422

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2015-56 MI 3.50% 10/25/41	3,545,808	$558,486
*Series 2015-71 PI 4.00% 3/25/43	87,155	13,937
*Series 2015-85 BI 4.50% 9/25/43	101,860	18,866
Series 2015-89 AZ 3.50% 12/25/45	1,004,051	1,030,643
Series 2015-90 AZ 3.00% 6/25/41	92,275	86,331
•*Series 2015-95 SH 4.784% 1/25/46	9,421,455	2,102,790
*Series 2016-2 HI 3.00% 12/25/41	87,568	11,596
*Series 2016-6 AI 3.50% 4/25/34	8,117,122	1,034,401
*Series 2016-17 BI 4.00% 2/25/43	89,241	14,674
*Series 2016-23 AI 3.50% 2/25/41	3,367,303	492,206
*Series 2016-30 CI 3.00% 5/25/36	6,493,201	885,286
*Series 2016-33 DI 3.50% 6/25/36	16,146,973	2,448,222
•*Series 2016-36 SB 4.784% 3/25/43	5,081,057	873,903
*Series 2016-40 IO 3.50% 7/25/36	2,139,195	331,631
Series 2016-40 ZC 3.00% 7/25/46	2,279,270	2,133,039
*Series 2016-50 IB 3.00% 2/25/46	910,280	133,006
*Series 2016-54 PI 3.00% 2/25/44	94,045	11,499
•*Series 2016-55 SK 4.784% 8/25/46	7,797,282	1,790,624
•*Series 2016-62 SA 4.784% 9/25/46	15,080,324	3,713,717
*Series 2016-64 CI 3.50% 7/25/43	7,901,601	1,145,441
*Series 2016-66 DI 3.00% 9/25/40	1,010,818	117,585
Series 2016-72 AZ 3.00% 10/25/46	969,545	902,574
Series 2016-72 PZ 3.00% 10/25/46	477,613	425,957
•*Series 2016-74 GS 4.784% 10/25/46	16,016,617	4,008,448

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2016-79 JS 4.834% 11/25/46	7,911,390	$1,727,211
Series 2016-79 NC 2.50% 9/25/45	617,253	564,786
*Series 2016-83 PI 3.50% 7/25/45	1,898,564	312,886
•*Series 2016-85 SA 4.784% 11/25/46	15,971,590	3,789,435
*Series 2016-90 CI 3.00% 2/25/45	1,102,845	161,380
*Series 2016-95 IO 3.00% 12/25/46	97,576	18,772
*Series 2016-99 DI 3.50% 1/25/46	4,511,901	749,687
*Series 2016-104 CI 3.50% 4/25/43	6,347,919	871,640
•*Series 2016-105 SA 4.784% 1/25/47	10,687,938	2,371,947
*Series 2017-4 AI 3.50% 5/25/41	8,362,260	1,012,882
*Series 2017-4 BI 3.50% 5/25/41	4,733,620	712,926
*Series 2017-6 NI 3.50% 3/25/46	932,897	166,300
Series 2017-8 BZ 3.00% 2/25/47	7,334,869	6,793,038
•*Series 2017-8 SG 4.784% 2/25/47	13,376,502	3,023,962
Series 2017-10 LZ 3.00% 3/25/47	1,247,396	1,117,804
*Series 2017-11 EI 3.00% 3/25/42	12,839,552	1,767,982
*Series 2017-12 JI 3.50% 5/25/40	4,464,104	595,658
*Series 2017-14 AI 3.00% 9/25/42	1,268,448	194,677
Series 2017-15 NZ 3.50% 3/25/47	2,580,456	2,552,450
•*Series 2017-16 SM 4.834% 3/25/47	15,725,995	3,383,467
Series 2017-16 UW 3.00% 7/25/45	819,494	814,850
*Series 2017-16 WI 3.00% 1/25/45	2,721,718	352,422
Series 2017-16 YT 3.00% 7/25/46	2,135,000	2,159,564
Series 2017-16 YW 3.00% 3/25/47	506,000	483,854

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-19 MD 3.00% 1/25/47	57,000	$57,474
Series 2017-21 ZD 3.50% 4/25/47	12,105,828	11,967,718
*Series 2017-24 AI 3.00% 8/25/46	5,031,962	741,358
Series 2017-25 BL 3.00% 4/25/47	1,051,000	972,118
•*Series 2017-25 GS 5.484% 4/25/47	16,309,114	2,655,461
Series 2017-27 EM 3.00% 4/25/47	517,112	487,636
Series 2017-28 Z 3.50% 4/25/47	570,967	579,866
Series 2017-39 CY 3.50% 5/25/47	5,538,000	5,592,166
Series 2017-40 GZ 3.50% 5/25/47	2,210,441	2,271,038
Series 2017-45 JZ 3.00% 6/25/47	768,859	675,937
Series 2017-45 ZK 3.50% 6/25/47	768,613	760,996
*Series 2017-46 JI 3.50% 1/25/43	8,730,813	1,068,935
Series 2017-46 VG 3.50% 4/25/38	1,341,000	1,387,460
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	162,624	183,817
Series 2717 MH 4.50% 12/15/18	100,100	102,386
•Series 3232 KF 1.609% 10/15/36	125,939	126,543
Series 3290 PE 5.50% 3/15/37	30,625	34,878
Series 3656 PM 5.00% 4/15/40	5,373,845	5,911,592
Series 3662 ZB 5.50% 8/15/36	153,905	171,765
•Series 3800 AF 1.659% 2/15/41	290,416	292,121
*Series 3939 EI 3.00% 3/15/26	11,089,538	709,159
*Series 4030 IL 3.50% 4/15/27	114,434	10,930
*Series 4050 EI 4.00% 2/15/39	9,109,323	954,346
Series 4097 VY 1.50% 8/15/42	100,000	83,892
*Series 4100 EI 3.00% 8/15/27	10,340,708	1,001,303
*Series 4101 WI 3.50% 8/15/32	4,703,261	704,888
Series 4102 KG 2.50% 9/15/42	31,000	28,258
*Series 4109 AI 3.00% 7/15/31	18,318,988	2,036,293
*Series 4120 IK 3.00% 10/15/32	10,005,146	1,371,532
*Series 4122 LI 3.00% 10/15/27	156,572	16,182
*Series 4135 AI 3.50% 11/15/42	7,836,086	1,604,332
Series 4136 EZ 3.00% 11/15/42	301,663	301,481

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4142 HA 2.50% 12/15/32	121,210	$122,215
*Series 4146 IA 3.50% 12/15/32	5,324,854	816,184
Series 4150 PQ 2.50% 1/15/43	29,530	26,872
*Series 4150 UI 3.50% 8/15/32	8,409,230	922,977
Series 4158 ZT 3.00% 1/15/43	473,558	450,780
•*Series 4159 KS 4.991% 1/15/43	4,805,498	1,046,956
*Series 4161 IM 3.50% 2/15/43	2,803,313	593,791
Series 4163 CW 3.50% 4/15/40	822,482	841,498
Series 4171 MN 3.00% 2/15/43	74,000	72,603
Series 4171 Z 3.00% 2/15/43	1,794,302	1,656,089
Series 4180 ZB 3.00% 3/15/43	703,242	695,061
*Series 4181 DI 2.50% 3/15/33	4,895,439	588,152
•*Series 4184 GS 4.961% 3/15/43	7,936,144	1,716,531
*Series 4185 LI 3.00% 3/15/33	3,938,883	546,683
*Series 4191 CI 3.00% 4/15/33	1,635,705	227,925
Series 4210 Z 3.00% 5/15/43	116,205	106,395
*Series 4217 HI 2.50% 6/15/28	315,777	28,578
Series 4226 GZ 3.00% 7/15/43	290,125	272,491
*Series 4251 KI 2.50% 4/15/28	47,495	2,888
*Series 4278 HI 4.00% 12/15/28	535,698	54,765
*Series 4342 CI 3.00% 11/15/33	62,200	7,487
Series 4356 GZ 2.00% 1/15/43	1,014,003	871,916
*Series 4366 DI 3.50% 5/15/33	108,950	15,443
Series 4391 GZ 2.50% 12/15/40	74,976	72,250
Series 4408 BC 3.00% 11/15/44	156,000	151,527
Series 4419 DC 3.00% 12/15/44	88,000	86,585
*Series 4433 DI 3.00% 8/15/32	229,750	23,751
Series 4435 DY 3.00% 2/15/35	5,504,000	5,541,191
*Series 4449 PI 4.00% 11/15/43	93,434	16,989
*Series 4453 DI 3.50% 11/15/33	3,671,987	470,616
Series 4457 KZ 3.00% 4/15/45	6,594,508	6,303,156
*Series 4476 GI 3.00% 6/15/41	96,562	10,976
*Series 4479 TI 4.00% 7/15/34	1,570,709	259,734
•*Series 4494 SA 5.021% 7/15/45	2,199,890	472,638
*Series 4504 IO 3.50% 5/15/42	3,892,679	415,198
*Series 4518 CI 3.50% 6/15/42	704,793	86,153
*Series 4520 AI 3.50% 10/15/35	2,181,775	378,108
*Series 4527 CI 3.50% 2/15/44	10,214,028	1,748,338
Series 4531 PZ 3.50% 11/15/45	739,827	785,100
*Series 4543 HI 3.00% 4/15/44	4,222,554	670,236
Series 4554 MP 3.00% 2/15/46	2,252,500	2,272,450
*Series 4567 LI 4.00% 8/15/45	450,521	84,249

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4574 AI 3.00% 4/15/31	85,172	$10,710
*Series 4581 LI 3.00% 5/15/36	3,937,144	536,650
Series 4592 WT 5.50% 6/15/46	15,174,082	16,956,112
•*Series 4594 SG 4.841% 6/15/46	392,550	97,661
Series 4614 HB 2.50% 9/15/46	3,937,000	3,593,975
•*Series 4618 SA 4.841% 9/15/46	5,404,409	1,296,981
*Series 4623 IY 4.00% 10/15/46	97,011	21,522
Series 4623 LZ 2.50% 10/15/46	3,371,671	2,954,288
Series 4623 MW 2.50% 10/15/46	3,922,000	3,617,644
*Series 4623 WI 4.00% 8/15/44	96,457	17,554
*Series 4625 BI 3.50% 6/15/46	15,108,761	3,038,209
Series 4625 PZ 3.00% 6/15/46	1,813,690	1,721,750
Series 4629 KB 3.00% 11/15/46	1,273,000	1,221,252
•*Series 4631 GS 4.841% 11/15/46	21,810,694	4,623,741
Series 4631 LJ 3.00% 3/15/41	1,112,077	1,104,470
Series 4636 NZ 3.00% 12/15/46	4,407,538	4,227,038
Series 4636 ZN 3.00% 12/15/46	2,764,101	2,466,384
Series 4640 LB 3.00% 9/15/43	13,304,069	13,116,353
*Series 4643 QI 3.50% 9/15/45	139,514	23,200
*Series 4644 GI 3.50% 5/15/40	5,930,800	936,852
Series 4648 MZ 3.00% 6/15/46	780,318	744,437
Series 4648 ND 3.00% 9/15/46	633,732	614,007
•*Series 4648 SA 4.841% 1/15/47	11,721,810	2,596,791
Series 4650 JE 3.00% 7/15/46	740,000	715,987
Series 4653 VB 3.00% 4/15/40	959,208	960,707
*Series 4655 TI 3.00% 8/15/36	2,157,615	195,650
*Series 4655 WI 3.50% 8/15/43	4,578,158	741,933
*Series 4656 HI 3.50% 5/15/42	195,339	25,796
Series 4657 JZ 3.50% 2/15/47	870,077	879,675
Series 4657 NW 3.00% 4/15/45	1,002,318	998,217
•*Series 4657 PS 4.841% 2/15/47	11,348,420	2,481,811
*Series 4660 GI 3.00% 8/15/43	3,597,607	566,947
*Series 4663 AI 3.00% 3/15/42	8,275,355	1,156,857
Series 4663 HZ 3.50% 3/15/47	1,027,942	1,000,491
*Series 4664 DI 3.50% 11/15/43	2,722,333	408,645
Series 4664 ZC 3.00% 9/15/45	753,624	734,023
*Series 4665 NI 3.50% 7/15/41	24,764,556	3,259,072
*Series 4667 LI 3.50% 10/15/43	7,624,562	1,271,382
•*Series 4675 KS 4.841% 4/15/47	8,907,316	2,035,394
Series 4676 KZ 2.50% 7/15/45	2,228,255	1,951,804

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips
•*Series 267 S5 4.841% 8/15/42	10,028,729	$2,081,335
•*Series 284 S6 4.941% 10/15/42	79,116	16,550
*Series 290 IO 3.50% 11/15/32	3,070,727	489,715
•*Series 299 S1 4.841% 1/15/43	7,520,755	1,516,063
•*Series 303 151 4.322% 12/15/42	66,067	15,874
•*Series 303 185 3.495% 1/15/43	76,409	15,392
•*Series 319 S2 4.841% 11/15/43	11,508,375	2,521,785
•*Series 326 S2 4.791% 3/15/44	7,894,059	1,582,001
•*Series 337 S1 4.891% 9/15/44	6,841,282	1,557,187
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.066% 4/25/28	3,784,707	3,920,011
•Series 2015-HQA1 M2 3.866% 3/25/28	2,725,641	2,794,497
•Series 2015-HQA2 M2 4.016% 5/25/28	3,308,301	3,425,254
•Series 2016-DNA1 M2 4.116% 7/25/28	2,223,000	2,314,293
•Series 2016-DNA3 M2 3.216% 12/25/28	1,935,000	1,983,331
•Series 2016-DNA4 M2 2.516% 3/25/29	1,700,000	1,719,182
•Series 2016-HQA2 M2 3.466% 11/25/28	2,237,000	2,298,771
•Series 2017-DNA1 M2 4.466% 7/25/29	3,500,000	3,651,048
◆Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	429,654	497,745
GNMA
Series 2010-113 KE 4.50% 9/20/40	6,843,000	7,511,473
Series 2012-136 MX 2.00% 11/20/42	1,540,000	1,415,845
Series 2012-145 PY 2.00% 12/20/42	55,000	49,844
Series 2013-79 KE 3.00% 5/20/43	4,000,000	4,005,248
Series 2013-113 AZ 3.00% 8/20/43	9,463,888	9,204,940
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,114,805
Series 2014-12 ZA 3.00% 1/20/44	118,534	114,309
Series 2014-62 Z 3.00% 4/20/44	101,157	99,277
Series 2015-64 GZ 2.00% 5/20/45	4,063,475	3,420,537

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2015-74 CI 3.00% 10/16/39	8,482,802	$1,152,006
Series 2015-76 MZ 3.00% 5/20/45	5,871,294	5,928,628
*Series 2015-82 GI 3.50% 12/20/38	73,240	7,480
Series 2015-106 QZ 2.50% 7/20/45	3,775,462	3,716,968
Series 2015-133 AL 3.00% 5/20/45	7,251,000	7,121,860
Series 2015-134 PZ 3.00% 9/20/45	2,291,034	2,251,013
*Series 2015-142 AI 4.00% 2/20/44	2,884,026	369,452
Series 2015-155 PZ 3.00% 10/20/45	3,432,186	3,379,961
Series 2015-157 HZ 3.00% 10/20/45	156,047	146,045
Series 2015-185 PZ 3.00% 12/20/45	2,386,902	2,272,470
Series 2016-5 GL 3.00% 7/20/45	343,000	342,987
Series 2016-54 MZ 3.00% 4/20/46	621,345	568,669
Series 2016-80 JZ 3.00% 6/20/46	75,220	70,027
•*Series 2016-89 QS 4.838% 7/20/46	7,771,681	1,907,973
•*Series 2016-108 SK 4.838% 8/20/46	11,886,474	2,788,610
Series 2016-111 PB 2.50% 8/20/46	3,769,122	3,463,936
*Series 2016-116 GI 3.50% 11/20/44	15,832,099	2,516,637
*Series 2016-118 DI 3.50% 3/20/43	36,292,491	5,485,654
•*Series 2016-118 ES 4.888% 9/20/46	7,507,656	1,764,456
•*Series 2016-120 AS 4.888% 9/20/46	12,779,566	3,100,107
•*Series 2016-120 NS 4.888% 9/20/46	17,200,412	4,260,291
•*Series 2016-121 JS 4.888% 9/20/46	12,304,245	3,005,416
•*Series 2016-126 NS 4.888% 9/20/46	8,529,318	1,994,179
Series 2016-134 MW 3.00% 10/20/46	629,000	639,499

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-146 KS 4.888% 10/20/46	23,803,257	$5,719,056
•*Series 2016-147 ST 4.838% 10/20/46	7,979,563	1,870,117
*Series 2016-149 GI 4.00% 11/20/46	18,964,090	4,083,979
*Series 2016-156 AI 3.00% 12/20/42	6,092,990	722,892
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,938,089
*Series 2016-160 GI 3.50% 11/20/46	10,178,918	2,406,988
•*Series 2016-160 GS 4.888% 11/20/46	27,406,880	6,730,116
Series 2016-160 VZ 2.50% 11/20/46	1,214,858	1,039,784
Series 2016-161 ML 3.00% 11/20/46	1,263,539	1,188,379
*Series 2016-163 MI 3.50% 11/20/46	8,299,693	996,606
*Series 2016-163 PI 3.50% 5/20/43	21,005,763	3,198,526
Series 2016-163 WZ 3.00% 11/20/46	4,159,061	3,843,113
*Series 2016-163 XI 3.00% 10/20/46	11,915,482	1,608,453
Series 2016-167 QM 3.00% 4/20/46	232,000	230,405
Series 2016-170 MZ 3.00% 12/20/46	1,309,471	1,216,596
*Series 2016-171 IP 3.00% 3/20/46	10,498,491	1,560,980
Series 2017-2 Z 2.65% 1/20/46	2,435,002	2,386,909
Series 2017-4 BW 3.00% 1/20/47	732,000	700,122
*Series 2017-4 WI 4.00% 2/20/44	5,205,881	1,024,874
*Series 2017-10 IB 4.00% 1/20/47	10,161,198	2,389,131
Series 2017-10 KZ 3.00% 1/20/47	794,862	740,604
Series 2017-14 EZ 3.00% 1/20/47	153,910	142,248
Series 2017-17 BV 3.00% 4/20/40	251,000	250,682
Series 2017-17 BZ 3.00% 2/20/47	946,873	978,238
Series 2017-18 GM 2.50% 2/20/47	603,000	562,618
*Series 2017-18 IQ 4.00% 12/16/43	4,820,211	944,258

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2017-18 QI 4.00% 3/16/41	8,155,770	$1,426,837
•*Series 2017-18 QS 4.928% 2/16/47	9,659,896	2,200,273
Series 2017-18 WY 3.00% 2/20/47	165,950	157,359
Series 2017-25 CZ 3.50% 2/20/47	3,127,220	3,160,863
Series 2017-25 WZ 3.00% 2/20/47	357,553	330,036
•*Series 2017-26 SA 4.888% 2/20/47	10,240,185	2,083,460
Series 2017-33 PZ 3.00% 2/20/47	3,877,038	3,745,431
Series 2017-34 DY 3.50% 3/20/47	2,191,000	2,200,499
Series 2017-45 JZ 3.50% 3/20/47	2,118,748	2,122,437
Series 2017-56 JZ 3.00% 4/20/47	2,857,808	2,677,599

Total Agency Collateralized Mortgage Obligations (Cost $500,815,263)		507,332,900

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.21%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K719 A1 2.53% 12/25/21	2,559,637	2,600,395
•◆Series KS03 A4 3.161% 5/25/25	6,150,000	6,356,526
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.685% 4/25/20	7,620,000	8,226,704
#•Series 2011-K12 B 144A 4.492% 1/25/46	4,586,000	4,859,333
#•Series 2011-K14 B 144A 5.341% 2/25/47	2,534,000	2,767,469
#•Series 2011-K15 B 144A 5.116% 8/25/44	3,918,000	4,262,392
#•Series 2011-K704 B 144A 4.69% 10/25/30	4,245,000	4,344,653
#•Series 2012-K22 B 144A 3.811% 8/25/45	7,781,000	8,070,919
#•Series 2012-K708 B 144A 3.883% 2/25/45	5,456,000	5,579,926
#•Series 2013-K26 144A 3.722% 12/25/45	4,281,000	4,415,623
#•Series 2013-K32 B 144A 3.651% 10/25/46	4,300,000	4,444,538

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K33 B 144A 3.617% 8/25/46	3,516,000	$3,589,643
#•Series 2013-K712 B 144A 3.48% 5/25/45	7,057,068	7,221,385
#•Series 2013-K713 B 144A 3.274% 4/25/46	1,860,000	1,894,696
#•Series 2013-K713 C 144A 3.274% 4/25/46	6,215,000	6,254,230

Total Agency Commercial Mortgage-Backed Securities (Cost $74,219,222)		74,888,432

AGENCY MORTGAGE-BACKED SECURITIES–24.48%
Fannie Mae ARM
•2.532% 12/1/46	268,813	270,207
•2.909% 7/1/45	46,381	47,257
•2.943% 12/1/45	2,111,365	2,161,688
•2.963% 4/1/46	4,107	4,194
•3.203% 4/1/44	95,201	97,967
•3.217% 3/1/44	140,276	144,710
•3.272% 9/1/43	91,292	94,098
Fannie Mae S.F. 30 yr
3.00% 1/1/47	36,544,121	36,359,112
3.00% 8/1/56	12,578,746	12,445,522
4.50% 3/1/39	113,474	123,152
4.50% 4/1/39	967,795	1,047,052
4.50% 6/1/39	15,652,792	16,940,287
4.50% 7/1/39	1,296,987	1,407,564
4.50% 9/1/39	930,892	1,010,103
4.50% 11/1/39	2,867,845	3,125,519
4.50% 1/1/40	7,905,792	8,581,626
4.50% 6/1/40	3,426,270	3,720,012
4.50% 7/1/40	4,269,338	4,620,270
4.50% 8/1/40	1,235,710	1,336,304
4.50% 9/1/40	6,585,390	7,153,142
4.50% 5/1/41	843,907	916,086
4.50% 7/1/41	7,609,349	8,266,444
4.50% 8/1/41	7,950,412	8,668,308
4.50% 9/1/41	266,196	288,186
4.50% 1/1/42	6,171,596	6,699,444
4.50% 8/1/42	9,654,309	10,475,558
4.50% 10/1/42	89,006	96,326
4.50% 10/1/43	20,594,495	22,356,805
4.50% 12/1/43	122,363	133,128
4.50% 2/1/44	46,735,892	50,542,741
4.50% 6/1/44	517,218	560,574
4.50% 10/1/44	549,681	596,151
4.50% 2/1/45	23,408	25,146
4.50% 1/1/46	33,085	35,867
4.50% 2/1/46	129,878,941	140,429,864
4.50% 3/1/46	31,088,582	33,697,063

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/46	9,187,824	$9,899,284
5.00% 9/1/33	59,616	65,409
5.00% 11/1/33	125,656	137,848
5.00% 3/1/34	264,108	289,526
5.00% 2/1/35	3,050,641	3,348,416
5.00% 4/1/35	24,613	27,018
5.00% 5/1/35	396,819	435,638
5.00% 6/1/35	38,379	42,016
5.00% 7/1/35	701,716	770,178
5.00% 8/1/35	70,541	77,438
5.00% 9/1/35	38,511	42,279
5.00% 10/1/35	2,432,740	2,670,613
5.00% 11/1/35	799,650	877,594
5.00% 12/1/35	1,037,205	1,152,169
5.00% 2/1/36	2,077,094	2,280,462
5.00% 3/1/36	139,070	152,669
5.00% 6/1/36	416,896	457,607
5.00% 7/1/36	58,633	64,342
5.00% 10/1/36	66,770	73,308
5.00% 12/1/36	12,497	13,723
5.00% 4/1/37	466,581	511,883
5.00% 10/1/37	269,430	296,222
5.00% 2/1/38	2,611,489	2,867,495
5.00% 5/1/38	312,726	343,326
5.00% 12/1/39	1,265,682	1,395,678
5.00% 1/1/40	5,061,841	5,622,017
5.00% 7/1/40	2,644,819	2,893,776
5.00% 5/1/41	1,461,739	1,606,064
5.00% 1/1/42	15,425,865	17,077,239
5.00% 10/1/43	18,754,987	20,568,635
5.50% 5/1/33	96,556	108,053
5.50% 3/1/34	20,965	23,477
5.50% 4/1/34	7,447	8,342
5.50% 5/1/34	2,251,643	2,522,253
5.50% 7/1/34	1,080	1,210
5.50% 8/1/34	428,865	480,425
5.50% 9/1/34	62,328	69,759
5.50% 11/1/34	610,798	684,177
5.50% 12/1/34	191,797	214,794
5.50% 2/1/35	69,128	77,401
5.50% 5/1/35	112,001	125,457
5.50% 6/1/35	994,512	1,113,021
5.50% 11/1/35	215,655	241,737
5.50% 12/1/35	60,490	67,660
5.50% 1/1/36	14,023	15,707
5.50% 4/1/36	2,852,934	3,192,301
5.50% 5/1/36	19,458	21,842
5.50% 7/1/36	159,606	178,776
5.50% 2/1/37	248,565	277,884
5.50% 4/1/37	228,599	255,283
5.50% 8/1/37	4,398,099	4,927,742
5.50% 9/1/37	2,236,475	2,497,204

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	3,119,058	$3,509,909
5.50% 2/1/38	3,561	3,982
5.50% 3/1/38	2,347,983	2,630,318
5.50% 4/1/38	125,542	139,976
5.50% 6/1/38	2,055,831	2,294,458
5.50% 7/1/38	1,834	2,045
5.50% 8/1/38	132,450	148,265
5.50% 11/1/38	184,586	205,644
5.50% 1/1/39	60,251	67,480
5.50% 2/1/39	309,064	346,213
5.50% 6/1/39	4,425,589	4,947,470
5.50% 7/1/39	42,895	49,038
5.50% 9/1/39	832,337	934,670
5.50% 10/1/39	1,444,026	1,607,646
5.50% 12/1/39	5,728,073	6,387,203
5.50% 3/1/40	277,963	311,304
5.50% 7/1/40	4,544,784	5,090,080
5.50% 3/1/41	644,510	721,828
5.50% 6/1/41	6,038,335	6,777,217
5.50% 9/1/41	5,396,777	6,083,140
5.50% 5/1/44	209,592,379	234,686,979
6.00% 11/1/23	1,717	1,931
6.00% 4/1/32	9,642	10,982
6.00% 3/1/34	14,975	17,092
6.00% 8/1/34	5,118	5,852
6.00% 4/1/35	631,457	721,196
6.00% 9/1/35	160,118	182,746
6.00% 2/1/36	122,999	139,767
6.00% 3/1/36	1,555,051	1,772,388
6.00% 5/1/36	1,260,257	1,433,730
6.00% 6/1/36	526,144	597,411
6.00% 9/1/36	986,410	1,136,710
6.00% 2/1/37	2,349,664	2,677,173
6.00% 5/1/37	1,207,480	1,367,985
6.00% 6/1/37	3,963,721	4,504,279
6.00% 7/1/37	1,480,101	1,687,164
6.00% 8/1/37	704,161	795,576
6.00% 9/1/37	251,576	286,576
6.00% 10/1/37	314,029	355,544
6.00% 1/1/38	561,657	633,493
6.00% 5/1/38	3,410,259	3,859,707
6.00% 7/1/38	63,304	71,922
6.00% 8/1/38	275,900	320,037
6.00% 9/1/38	568,658	646,941
6.00% 10/1/38	2,504,559	2,844,271
6.00% 11/1/38	398,987	453,194
6.00% 12/1/38	18,016	20,437
6.00% 1/1/39	750,452	849,786
6.00% 2/1/39	31,664	35,710
6.00% 9/1/39	6,978,363	7,905,562
6.00% 10/1/39	11,075,251	12,621,098
6.00% 1/1/40	257,546	291,558

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 3/1/40	857,702	$974,748
6.00% 4/1/40	1,393,736	1,577,799
6.00% 9/1/40	658,031	750,672
6.00% 10/1/40	8,561,228	9,694,538
6.00% 5/1/41	9,699,649	10,991,962
6.00% 7/1/41	12,702,526	14,419,173
6.50% 1/1/36	50,247	57,481
6.50% 5/1/40	1,551,874	1,740,187
Fannie Mae S.F. 30 yr TBA 3.00% 7/1/47	237,806,000	237,117,284
Freddie Mac ARM
•2.742% 2/1/47	153,572	154,825
•2.753% 10/1/45	50,784	51,835
•2.929% 10/1/45	93,336	95,112
•2.93% 11/1/44	27,785	28,563
•2.974% 11/1/45	16,841,881	17,216,057
•3.105% 3/1/46	128,470	131,697
Freddie Mac S.F. 30 yr
4.50% 4/1/39	478,778	518,866
4.50% 11/1/39	58,220	62,828
4.50% 2/1/40	176,037	191,971
4.50% 5/1/40	11,359,993	12,361,840
4.50% 3/1/42	6,225,813	6,713,522
4.50% 7/1/42	4,887,806	5,275,986
4.50% 8/1/42	133,112,315	144,250,781
4.50% 12/1/43	4,195,241	4,533,997
4.50% 8/1/44	7,142,897	7,713,918
4.50% 7/1/45	64,452,355	69,279,456
4.50% 12/1/45	12,845,497	13,760,825
4.50% 9/1/46	6,673,239	7,149,169
5.00% 6/1/36	8,951,378	9,782,740
5.00% 5/1/41	4,791,906	5,282,182
5.00% 12/1/41	2,936,299	3,227,499
5.00% 4/1/44	12,236,777	13,456,252
5.50% 12/1/34	275,367	308,420
5.50% 11/1/36	239,054	267,364
5.50% 7/1/37	481,719	536,993
5.50% 9/1/37	246,936	275,000
5.50% 4/1/38	2,111,263	2,350,419
5.50% 6/1/38	6,130	6,820
5.50% 7/1/38	899,865	1,001,844
5.50% 1/1/39	15,467,048	17,250,847
5.50% 6/1/39	1,130,888	1,258,696
5.50% 3/1/40	598,756	665,723
5.50% 8/1/40	5,298,402	5,895,686
5.50% 1/1/41	697,443	776,306
5.50% 6/1/41	21,541,738	24,019,865
6.00% 2/1/36	459,231	520,026
6.00% 3/1/36	19,660	22,307
6.00% 9/1/37	592,964	667,167
6.00% 1/1/38	57,724	64,961

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued) 6.00% 8/1/38	1,752,143	$1,991,652
6.00% 5/1/39	363,495	413,013
6.00% 9/1/39	929,501	1,052,787
6.00% 5/1/40	3,514,567	3,963,587
6.00% 7/1/40	3,348,630	3,794,490
6.50% 4/1/39	1,032,500	1,158,987
GNMA I S.F. 30 yr 5.00% 10/15/39	7,642,232	8,448,502
5.50% 2/15/41	1,984,585	2,212,875
7.00% 12/15/34	669,019	786,240
GNMA II S.F. 30 yr 5.00% 9/20/46	9,559,022	10,300,166
5.50% 5/20/37	1,451,883	1,611,233
5.50% 4/20/40	1,266,314	1,381,693
6.00% 10/20/39	6,022,189	6,691,663
6.00% 2/20/40	6,211,336	6,937,153
6.00% 4/20/46	1,867,820	2,083,186
6.50% 10/20/39	2,349,731	2,651,866

Total Agency Mortgage-Backed Securities (Cost $1,520,132,337)		1,512,765,839

CORPORATE BONDS–41.21%
Aerospace & Defense–0.59%
Aviation Capital Group
#144A 2.875% 1/20/22	8,880,000	8,857,969
#144A 4.875% 10/1/25	8,540,000	9,315,868
Rockwell Collins
3.20% 3/15/24	3,940,000	3,999,644
3.50% 3/15/27	2,670,000	2,712,899
United Technologies
2.80% 5/4/24	5,650,000	5,672,657
3.75% 11/1/46	6,075,000	5,964,180

		36,523,217

Air Freight & Logistics–0.09%
United Parcel Service
5.125% 4/1/19	5,473,000	5,787,172

		5,787,172

Airlines–0.37%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	3,336,328	3,394,714
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	1,858,917	1,905,390
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	3,936,593	3,966,117

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	3,883,240	$3,982,263
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,055,114	2,150,112
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	5,045,017	5,234,205
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,398,000	2,398,000

		23,030,801

Automobiles–0.48%
Ford Motor Credit
3.096% 5/4/23	8,379,000	8,289,496
3.336% 3/18/21	9,346,000	9,534,714
General Motors 6.75% 4/1/46	1,710,000	2,035,081
General Motors Financial
3.70% 5/9/23	1,505,000	1,530,212
5.25% 3/1/26	7,531,000	8,148,226

		29,537,729

Banks–6.95%
•Abbey National Treasury Services 1.708% 10/17/17	3,500,000	3,505,663
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	1,848,000	1,942,802
Banco Santander 4.25% 4/11/27	15,200,000	15,806,662
Bank of America
•3.705% 4/24/28	6,990,000	7,049,834
4.183% 11/25/27	29,995,000	30,566,405
•4.443% 1/20/48	13,100,000	13,890,493
Barclays
4.375% 1/12/26	8,321,000	8,662,710
4.836% 5/9/28	5,895,000	6,033,444
•8.25% 12/29/49	11,200,000	11,900,000
•Citigroup 2.279% 5/17/24	3,670,000	3,669,706
Citizens Bank
2.55% 5/13/21	3,106,000	3,110,491
2.65% 5/26/22	2,090,000	2,086,752
Citizens Financial Group
2.375% 7/28/21	1,135,000	1,126,265
4.30% 12/3/25	5,696,000	5,949,068
Fifth Third Bancorp
2.60% 6/15/22	3,405,000	3,398,762
2.875% 7/27/20	2,678,000	2,740,344
Fifth Third Bank
2.25% 6/14/21	4,586,000	4,575,172
3.85% 3/15/26	7,076,000	7,217,470
HSBC Holdings 4.375% 11/23/26	3,295,000	3,425,531

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares
2.30% 1/14/22	8,415,000	$8,297,451
ING Groep
3.15% 3/29/22	2,030,000	2,070,931
3.95% 3/29/27	12,745,000	13,279,564
JPMorgan Chase & Co.
•2.776% 4/25/23	1,865,000	1,869,601
•3.54% 5/1/28	5,900,000	5,925,181
4.25% 10/1/27	1,182,000	1,235,506
•4.26% 2/22/48	11,670,000	12,239,624
•6.75% 8/29/49	12,995,000	14,781,813
KeyBank
2.40% 6/9/22	7,885,000	7,851,229
3.30% 6/1/25	2,892,000	2,938,547
3.40% 5/20/26	13,964,000	13,892,462
6.95% 2/1/28	8,227,000	10,319,924
Lloyds Banking Group
3.00% 1/11/22	4,235,000	4,281,314
Manufacturers & Traders Trust
2.50% 5/18/22	4,105,000	4,100,423
PNC Bank 6.875% 4/1/18	9,059,000	9,398,803
PNC Financial Services Group
3.15% 5/19/27	6,930,000	6,904,123
•5.00% 12/29/49	7,895,000	8,151,588
Royal Bank of Scotland Group
3.875% 9/12/23	4,865,000	4,974,497
•8.625% 12/29/49	12,705,000	13,880,213
#Santander UK 144A
5.00% 11/7/23	10,830,000	11,646,777
Santander UK Group Holdings
3.571% 1/10/23	1,890,000	1,935,014
SunTrust Bank
2.90% 3/3/21	2,936,000	2,983,270
3.30% 5/15/26	7,220,000	7,069,997
•5.05% 6/15/22	1,025,000	1,042,938
SunTrust Banks 2.70% 1/27/22	1,645,000	1,650,162
SVB Financial Group
3.50% 1/29/25	7,059,000	6,940,028
#Swedbank 144A 2.65% 3/10/21	7,849,000	7,953,721
Toronto-Dominion Bank
2.50% 12/14/20	4,915,000	4,974,157
U.S. Bancorp
2.375% 7/22/26	4,930,000	4,651,766
2.625% 1/24/22	6,160,000	6,227,809
3.15% 4/27/27	13,665,000	13,705,025
3.60% 9/11/24	11,522,000	11,979,320
•USB Capital IX 3.50% 10/29/49	18,814,000	16,728,468
Wells Fargo & Co.
•3.584% 5/22/28	19,755,000	19,989,808
4.75% 12/7/46	9,480,000	10,146,216
Wells Fargo Capital X
5.95% 12/15/36	1,495,000	1,694,583

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Westpac Banking
4.322% 11/23/31	6,240,000	$6,408,511
#Woori Bank 144A 4.75% 4/30/24	2,600,000	2,728,131
Zions Bancorporation
4.50% 6/13/23	5,676,000	5,980,586

		429,486,655

Beverages–1.38%
Anheuser-Busch InBev Finance
3.65% 2/1/26	34,836,000	35,954,723
#Becle 144A 3.75% 5/13/25	6,779,000	6,778,354
#Heineken 144A 3.50% 1/29/28	2,820,000	2,868,011
Molson Coors Brewing
3.00% 7/15/26	17,035,000	16,417,072
4.20% 7/15/46	5,924,000	5,866,413
#Pernod Ricard 144A
4.45% 1/15/22	16,073,000	17,250,894

		85,135,467

Biotechnology–0.58%
Biogen 5.20% 9/15/45	6,746,000	7,725,627
Celgene 3.25% 8/15/22	13,252,000	13,639,276
Compass Bank
2.875% 6/29/22	8,645,000	8,621,970
3.875% 4/10/25	6,163,000	6,149,300

		36,136,173

Building Products–0.22%
Lennox International
3.00% 11/15/23	5,080,000	5,079,665
Masco 3.50% 4/1/21	8,461,000	8,731,498

		13,811,163

Capital Markets–4.53%
Affiliated Managers Group
3.50% 8/1/25	5,128,000	5,121,667
Bank of New York Mellon
2.20% 8/16/23	17,365,000	16,851,882
2.50% 4/15/21	3,661,000	3,691,994
•4.625% 12/29/49	21,405,000	21,642,595
BlackRock 3.20% 3/15/27	3,125,000	3,166,963
Credit Suisse Group
#144A 4.282% 1/9/28	17,935,000	18,560,752
#•144A 6.25% 12/29/49	21,792,000	23,206,083
Credit Suisse Group Funding Guernsey
3.80% 6/9/23	519,000	535,773
4.55% 4/17/26	12,569,000	13,376,231
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	4,085,000	3,984,534
#144A 2.485% 9/19/23	21,170,000	20,580,098
•E*TRADE Financial
5.875% 12/29/49	8,130,000	8,658,450

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group
•3.691% 6/5/28	19,055,000	$19,154,315
5.15% 5/22/45	10,420,000	11,600,899
Jefferies Group
4.85% 1/15/27	4,150,000	4,346,150
6.45% 6/8/27	1,766,000	2,027,647
6.50% 1/20/43	2,305,000	2,613,467
Lazard Group 3.75% 2/13/25	8,919,000	9,008,181
Morgan Stanley
3.95% 4/23/27	17,205,000	17,395,218
4.375% 1/22/47	13,125,000	13,726,584
•Northern Trust 3.375% 5/8/32	2,705,000	2,707,207
State Street
3.10% 5/15/23	3,665,000	3,733,085
3.30% 12/16/24	3,495,000	3,588,519
3.55% 8/18/25	6,505,000	6,780,845
UBS 7.625% 8/17/22	12,000,000	14,118,000
UBS Group Funding Switzerland
#144A 2.65% 2/1/22	3,240,000	3,236,579
#144A 3.491% 5/23/23	12,170,000	12,465,086
#144A 4.125% 9/24/25	6,980,000	7,324,330
#144A 4.125% 4/15/26	6,169,000	6,445,421
#144A 4.253% 3/23/28	200,000	209,362

		279,857,917

Chemicals–1.48%
CF Industries 6.875% 5/1/18	11,624,000	12,103,490
Dow Chemical 8.55% 5/15/19	26,226,000	29,386,941
#Equate Petrochemical 144A 3.00% 3/3/22	3,045,000	3,006,633
#INVISTA Finance 144A 4.25% 10/15/19	6,469,000	6,696,709
OCP
#144A 4.50% 10/22/25	4,543,000	4,594,109
#144A 6.875% 4/25/44	2,307,000	2,611,353
#Phosagro OAO via Phosagro Bond Funding 144A 3.95% 11/3/21	3,225,000	3,252,235
PPG Industries 2.30% 11/15/19	4,669,000	4,703,831
Sherwin-Williams 3.45% 6/1/27	14,371,000	14,495,467
Westlake Chemical 5.00% 8/15/46	10,180,000	10,794,892

		91,645,660

Commercial Services & Supplies–0.55%
#ERAC USA Finance 144A 5.25% 10/1/20	9,964,000	10,822,030
Penske Truck Leasing
#144A 3.30% 4/1/21	5,508,000	5,663,326
#144A 3.40% 11/15/26	1,815,000	1,787,089
#144A 4.20% 4/1/27	15,170,000	15,702,027

		33,974,472

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Communications Equipment–0.17%
Cisco Systems
1.65% 6/15/18	7,421,000	$7,436,770
1.85% 9/20/21	3,300,000	3,261,288

		10,698,058

Construction Materials–0.45%
#Cemex 144A 7.75% 4/16/26	2,476,000	2,838,115
#Hyundai Capital America 144A 3.00% 3/18/21	9,745,000	9,808,284
#LafargeHolcim Finance U.S. 144A 3.50% 9/22/26	15,505,000	15,359,098

		28,005,497

Consumer Finance–0.23%
#Daimler Finance North America 144A 2.20% 10/30/21	6,865,000	6,786,018
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,205,741

		13,991,759

Containers & Packaging–0.08%
#CCL Industries 144A 3.25% 10/1/26	4,815,000	4,646,451

		4,646,451

Diversified Financial Services–0.31%
Berkshire Hathaway 2.75% 3/15/23	4,097,000	4,154,465
Berkshire Hathaway Energy 3.75% 11/15/23	8,456,000	8,906,992
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,948,451

		19,009,908

Diversified Telecommunication Services–1.17%
AT&T
4.25% 3/1/27	35,070,000	36,331,290
5.25% 3/1/37	6,001,000	6,412,945
CenturyLink 5.80% 3/15/22	6,122,000	6,389,837
Digicel Group
#144A 7.125% 4/1/22	670,000	587,121
#144A 8.25% 9/30/20	1,982,000	1,860,404
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,071,000	3,038,421
Telefonica Emisiones 5.213% 3/8/47	10,755,000	11,657,850
Verizon Communications 5.25% 3/16/37	5,525,000	5,957,917

		72,235,785

Electric Utilities–4.74%
#American Transmission Systems 144A 5.25% 1/15/22	10,471,000	11,553,052

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Appalachian Power 3.30% 6/1/27	745,000	$756,037
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,340,257
ComEd Financing III 6.35% 3/15/33	3,999,000	4,293,438
Duke Energy 3.75% 4/15/24	2,272,000	2,377,837
•Emera 6.75% 6/15/76	24,385,000	27,676,975
Emera U.S. Finance 4.75% 6/15/46	7,243,000	7,674,226
Emera US Finance 3.55% 6/15/26	3,765,000	3,780,730
#•Enel 144A 8.75% 9/24/73	9,277,000	11,062,823
Enel Americas 4.00% 10/25/26	1,945,000	1,968,826
Enel Finance International
#144A 3.625% 5/25/27	14,660,000	14,548,364
#144A 6.00% 10/7/39	1,780,000	2,123,784
Entergy
2.95% 9/1/26	3,630,000	3,482,843
4.00% 7/15/22	5,823,000	6,161,177
Entergy Louisiana
3.12% 9/1/27	8,000,000	7,982,952
4.05% 9/1/23	6,495,000	6,958,093
Entergy Mississippi 3.10% 7/1/23	4,333,000	4,388,250
Exelon
3.497% 6/1/22	6,065,000	6,203,094
3.95% 6/15/25	9,985,000	10,349,992
#Fortis 144A 3.055% 10/4/26	24,550,000	23,737,739
Great Plains Energy
3.90% 4/1/27	4,665,000	4,728,542
4.85% 6/1/21	3,340,000	3,562,364
Interstate Power & Light 3.40% 8/15/25	4,311,000	4,365,176
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,270,498
LG&E & KU Energy
3.75% 11/15/20	5,957,000	6,216,046
4.375% 10/1/21	7,850,000	8,352,094
#Metropolitan Edison 144A 4.00% 4/15/25	7,386,000	7,590,238
#New York State Electric & Gas 144A 3.25% 12/1/26	8,185,000	8,206,003
NextEra Energy Capital
Holdings 3.55% 5/1/27	16,180,000	16,470,221
NV Energy 6.25% 11/15/20	6,447,000	7,258,349
Pennsylvania Electric 5.20% 4/1/20	6,100,000	6,448,530
Public Service Co. of New Hampshire 3.50% 11/1/23	4,119,000	4,304,680
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	5,225,909

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
#Rochester Gas & Electric 144A 3.10% 6/1/27	2,575,000	$2,575,234
Southern
2.75% 6/15/20	9,273,000	9,387,299
3.25% 7/1/26	8,295,000	8,130,336
4.40% 7/1/46	7,654,000	7,824,845
Southwestern Electric Power 6.45% 1/15/19	3,429,000	3,651,491
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	3,506,000	3,641,794

		292,630,138

Electronic Equipment, Instruments & Components–0.04%
#Temasek Financial I 144A 2.375% 1/23/23	2,542,000	2,518,834

		2,518,834

Equity Real Estate Investment Trusts–2.18%
American Tower
2.25% 1/15/22	5,895,000	5,754,180
4.00% 6/1/25	7,379,000	7,655,757
4.40% 2/15/26	9,275,000	9,738,212
#American Tower Trust 1 144A 3.07% 3/15/23	5,831,000	5,884,414
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,320,750
5.25% 2/15/24	4,857,000	5,206,811
Crown Castle International 5.25% 1/15/23	6,976,000	7,758,582
#Crown Castle Towers 144A 4.883% 8/15/20	26,778,000	28,595,862
CubeSmart 3.125% 9/1/26	6,735,000	6,412,326
DDR 7.875% 9/1/20	5,322,000	6,100,444
Education Realty Operating Partnership 4.60% 12/1/24	5,761,000	5,865,505
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,455,171
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	5,761,813
3.875% 4/1/24	3,885,000	3,957,568
LifeStorage 3.50% 7/1/26	4,958,000	4,753,958
Physicians Realty 4.30% 3/15/27	2,990,000	3,036,007
Regency Centers 3.60% 2/1/27	5,700,000	5,672,064
SBA Tower Trust
#144A 2.24% 4/10/18	4,617,000	4,615,677
#144A 2.898% 10/8/19	3,512,000	3,530,500
WP Carey 4.60% 4/1/24	4,604,000	4,801,277

		134,876,878

Food & Staples Retailing–0.07%
Kroger 2.65% 10/15/26	4,220,000	3,899,744

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Sysco 3.75% 10/1/25	300,000	$311,537

		4,211,281

Food Products–0.15%
#Perusahaan Listrik Negara 144A 4.125% 5/15/27	3,175,000	3,127,774
Tyson Foods 3.55% 6/2/27	5,965,000	6,046,870

		9,174,644

Gas Utilities–0.38%
National Rural Utilities Cooperative Finance
2.70% 2/15/23	6,513,000	6,525,694
2.85% 1/27/25	4,774,000	4,756,374
•4.75% 4/30/43	8,142,000	8,336,276
•5.25% 4/20/46	3,504,000	3,695,021

		23,313,365

Health Care Equipment & Supplies–0.52%
Abbott Laboratories
2.80% 9/15/20	3,691,000	3,751,444
4.90% 11/30/46	9,415,000	10,411,728
Becton Dickinson & Co.
2.894% 6/6/22	4,610,000	4,629,597
3.363% 6/6/24	5,630,000	5,651,332
Zimmer Biomet Holdings 4.625% 11/30/19	7,228,000	7,613,064

		32,057,165

Health Care Providers & Services–0.07%
HCA 5.875% 2/15/26	4,000,000	4,330,000

		4,330,000

Hotels, Restaurants & Leisure–0.20%
Marriott International 3.75% 3/15/25	4,939,000	5,096,208
MGM Resorts International 4.625% 9/1/26	3,310,000	3,359,650
Wyndham Worldwide 4.15% 4/1/24	4,075,000	4,191,578

		12,647,436

Independent Power & Renewable Electricity Producers–0.28%
#AES Gener 144A 5.00% 7/14/25	3,809,000	3,920,408
IPALCO Enterprises
3.45% 7/15/20	10,898,000	11,088,715
5.00% 5/1/18	2,132,000	2,177,305

		17,186,428

Industrial Conglomerates–0.43%
#CK Hutchison International 17 144A 3.50% 4/5/27	2,000,000	2,011,419
General Electric
5.55% 5/4/20	2,503,000	2,751,375
6.00% 8/7/19	7,023,000	7,634,893

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Roper Technologies
2.80% 12/15/21	4,110,000	$4,149,222
3.80% 12/15/26	9,615,000	9,898,075

		26,444,984

Insurance–1.57%
Allstate 3.28% 12/15/26	3,265,000	3,320,293
#Brighthouse Financial 144A 3.70% 6/22/27	6,080,000	6,018,543
•Manulife Financial 4.061% 2/24/32	8,175,000	8,264,238
MetLife
6.817% 8/15/18	8,289,000	8,753,341
#144A 9.25% 4/8/38	6,723,000	10,034,078
#Metropolitan Life Global Funding I 144A 3.45% 12/18/26	2,160,000	2,216,633
NUVEEN FINANCE
#144A 2.95% 11/1/19	4,971,000	5,044,859
#144A 4.125% 11/1/24	22,109,000	22,909,965
#Principal Life Global Funding II 144A 3.00% 4/18/26	5,172,000	5,103,352
Progressive 4.125% 4/15/47	7,565,000	7,907,974
•Prudential Financial 5.375% 5/15/45	4,665,000	5,061,525
Willis North America 3.60% 5/15/24	2,510,000	2,539,038
XLIT
•3.616% 12/29/49	3,823,000	3,574,505
5.50% 3/31/45	6,060,000	6,490,854

		97,239,198

Internet & Direct Marketing Retail–0.12%
JD.com 3.125% 4/29/21	7,605,000	7,615,305

		7,615,305

Internet Software & Services–0.05%
#Myriad International Holdings 144A 4.85% 7/6/27	2,805,000	2,820,357

		2,820,357

Life Sciences Tools & Services–0.46%
Thermo Fisher Scientific 3.00% 4/15/23	27,966,000	28,229,244

		28,229,244

Machinery–0.31%
Siemens Financieringsmaatschappij
#144A 1.70% 9/15/21	8,760,000	8,562,523
#144A 3.125% 3/16/24	10,555,000	10,732,028

		19,294,551

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.17%
#CCO Holdings 144A 5.125% 5/1/27	3,750,000	$3,843,750
Grupo Televisa
5.00% 5/13/45	3,294,000	3,185,110
6.125% 1/31/46	1,660,000	1,855,028
Historic TW 6.875% 6/15/18	13,957,000	14,617,990
#Sirius XM Radio 144A 5.00% 8/1/27	3,680,000	3,726,000
Time Warner Cable
6.75% 6/15/39	6,015,000	7,385,271
7.30% 7/1/38	19,765,000	25,337,801
Time Warner Entertainment 8.375% 3/15/23	7,690,000	9,687,416
#VTR Finance 144A 6.875% 1/15/24	2,599,000	2,761,438

		72,399,804

Metals & Mining–0.81%
ArcelorMittal 6.125% 6/1/25	3,500,000	3,937,500
Barrick North America Finance 5.75% 5/1/43	11,310,000	13,777,865
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	17,930,000	19,597,490
#FMG Resources August 2006 Pty 144A 5.125% 5/15/24	3,750,000	3,759,375
Freeport-McMoRan 4.55% 11/14/24	4,000,000	3,790,000
Vale Overseas
5.875% 6/10/21	2,151,000	2,314,476
6.25% 8/10/26	2,395,000	2,589,594

		49,766,300

Mortgage Real Estate Investment Trusts–0.03%
#Trust F/1401 144A 5.25% 1/30/26	2,071,000	2,166,784

		2,166,784

Multiline Retail–0.23%
Dollar General 3.875% 4/15/27	14,090,000	14,457,707

		14,457,707

Multi-Utilities–1.14%
Ameren
2.70% 11/15/20	367,000	371,666
3.65% 2/15/26	8,032,000	8,214,977
Ameren Illinois 9.75% 11/15/18	12,768,000	14,112,828
CMS Energy 6.25% 2/1/20	6,721,000	7,402,993
Consumers Energy 3.25% 8/15/46	4,935,000	4,536,331
Dominion Energy
3.625% 12/1/24	1,692,000	1,736,200
3.90% 10/1/25	6,104,000	6,329,604

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
DTE Energy
2.85% 10/1/26	8,590,000	$8,186,459
3.30% 6/15/22	6,657,000	6,838,184
SCANA 4.125% 2/1/22	4,532,000	4,563,235
Union Electric 2.95% 6/15/27	4,280,000	4,241,317
Wisconsin Electric Power 4.30% 12/15/45	3,879,000	4,086,069

		70,619,863

Oil, Gas & Consumable Fuels–3.06%
Anadarko Petroleum
5.55% 3/15/26	5,380,000	6,022,442
6.60% 3/15/46	13,735,000	17,023,544
BP Capital Markets
3.216% 11/28/23	8,635,000	8,776,813
3.224% 4/14/24	8,205,000	8,293,401
Enbridge
3.70% 7/15/27	4,410,000	4,415,905
5.50% 12/1/46	4,750,000	5,333,157
Energy Transfer
6.125% 12/15/45	12,230,000	13,283,492
9.70% 3/15/19	4,172,000	4,674,238
•Enterprise Products Operating 7.034% 1/15/68	1,419,000	1,460,151
#Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27	3,170,000	3,192,983
MPLX 4.875% 12/1/24	10,915,000	11,654,808
Murphy Oil 6.875% 8/15/24	3,500,000	3,666,250
Noble Energy 5.05% 11/15/44	15,205,000	15,673,709
#Pertamina Persero 144A 4.875% 5/3/22	4,600,000	4,922,906
Petrobras Global Finance
5.375% 1/27/21	1,410,000	1,437,072
7.375% 1/17/27	4,060,000	4,305,630
Petroleos Mexicanos 6.75% 9/21/47	1,370,000	1,386,961
Plains All American Pipeline
3.85% 10/15/23	2,610,000	2,630,901
8.75% 5/1/19	6,275,000	6,979,074
Sabine Pass Liquefaction
5.625% 4/15/23	19,456,000	21,653,244
5.625% 3/1/25	380,000	419,803
5.75% 5/15/24	5,400,000	6,021,313
Spectra Energy Capital 3.30% 3/15/23	4,500,000	4,522,428
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	2,665,000	2,575,589
#Tesoro 144A 4.75% 12/15/23	7,545,000	8,167,463
Transcanada Trust
•5.30% 3/15/77	3,300,000	3,398,588
•5.875% 8/15/76	4,235,000	4,606,410

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance
#144A 3.65% 3/5/25	3,481,000	$3,474,118
#144A 3.70% 9/15/26	2,050,000	2,022,499
#144A 8.75% 3/1/19	6,569,000	7,257,090

		189,251,982

Paper & Forest Products–0.34%
Georgia-Pacific 8.00% 1/15/24	16,242,000	20,863,076

		20,863,076

Pharmaceuticals–0.47%
Mylan 3.95% 6/15/26	7,311,000	7,421,345
Pfizer 3.00% 12/15/26	8,055,000	8,087,381
Shire Acquisitions Investments Ireland
2.40% 9/23/21	3,265,000	3,230,140
2.875% 9/23/23	10,330,000	10,253,279

		28,992,145

Real Estate Management & Development–0.13%
Cooperatieve Rabobank 3.75% 7/21/26	7,737,000	7,750,455

		7,750,455

Semiconductors & Semiconductor Equipment–0.11%
NXP
#144A 4.125% 6/1/21	5,060,000	5,340,830
#144A 4.625% 6/1/23	1,115,000	1,205,594

		6,546,424

Software–0.66%
CDK Global 5.00% 10/15/24	5,523,000	5,895,803
Microsoft
3.70% 8/8/46	1,850,000	1,835,503
4.25% 2/6/47	28,605,000	31,049,040
Oracle 1.90% 9/15/21	2,254,000	2,235,524

		41,015,870

Specialty Retail–0.24%
Lowe’s
3.10% 5/3/27	1,045,000	1,041,541
3.375% 9/15/25	5,320,000	5,500,976
3.70% 4/15/46	7,727,000	7,467,296
4.05% 5/3/47	1,005,000	1,024,716

		15,034,529

Technology Hardware, Storage & Peripherals–0.36%
Apple 3.20% 5/11/27	12,690,000	12,854,056
Dell International
#144A 6.02% 6/15/26	4,393,000	4,847,205
#144A 8.10% 7/15/36	3,535,000	4,454,839

		22,156,100

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.08%
Coach 4.125% 7/15/27	4,780,000	$4,737,582

		4,737,582

Tobacco–0.14%
Reynolds American 4.00% 6/12/22	8,010,000	8,497,368

		8,497,368

Trading Companies & Distributors–0.94%
#•AerCap Global Aviation Trust 144A 6.50% 6/15/45	15,585,000	16,636,987
AerCap Ireland Capital DAC 3.95% 2/1/22	10,898,000	11,358,419
Air Lease
3.00% 9/15/23	7,140,000	7,108,891
3.625% 4/1/27	5,800,000	5,812,371
International Lease Finance 8.625% 1/15/22	10,490,000	12,929,554
United Rentals North America 5.50% 5/15/27	3,900,000	4,026,750

		57,872,972

Wireless Telecommunication Services–0.10%
Sprint 7.875% 9/15/23	3,500,000	4,033,750
#VimpelCom Holdings 144A 5.95% 2/13/23	2,000,000	2,130,000

		6,163,750

Total Corporate Bonds (Cost $2,477,049,151)		2,546,396,403

«LOAN AGREEMENTS–0.59%
First Data 1st Lien 3.716% 4/26/24	13,407,553	13,421,899
Level 3 Financing 1st Lien 3.466% 2/22/24	11,950,000	11,991,108
Univision Communications Tranche C 1st Lien 3.976% 3/15/24	11,480,755	11,275,019

Total Loan Agreements (Cost $36,550,932)		36,688,026

MUNICIPAL BONDS–2.34%
Bay Area Toll Authority Series S3 6.907% 10/1/50	11,955,000	18,152,711

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	2,180,000	$2,127,397
California State Various Purposes 7.55% 4/1/39	2,320,000	3,544,310
Commonwealth of Massachusetts Series C 5.00% 10/1/25	2,105,000	2,596,665
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.574% 7/1/45	13,465,000	19,716,934
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	5,615,000	7,308,596
New Jersey Turnpike Authority (Build America Bonds) Series F 7.414% 1/1/40	2,267,000	3,427,160
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	11,776,000	17,293,763
New York City, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	15,345,000	20,823,012
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,225,000	4,510,098
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	14,775,000	17,811,706
Oregon State Taxable Pension 5.892% 6/1/27	3,040,000	3,678,886
South Carolina Public Service Authority Series D 4.77% 12/1/45	2,763,000	2,719,068
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	6,610,000	7,696,420
Series A 5.00% 10/15/45	2,315,000	2,675,816
University of Missouri (Curators University) Taxable Build America Bonds

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
5.792% 11/1/41	8,070,000	$10,557,497

Total Municipal Bonds (Cost $113,251,966)		144,640,039

NON-AGENCY ASSET-BACKED SECURITIES–7.40%
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	5,656,000	5,657,109
American Express Credit Account Master Trust
•Series 2013-2 A 1.579% 5/17/21	2,953,000	2,965,033
•Series 2014-5 A 1.449% 5/15/20	180,000	180,117
#•AMMC CLO 16 Series 2015- 16A AR 144A 2.42% 4/14/29	14,850,000	14,842,530
#•AMMC CLO 19 Series 2016- 19A A 144A 2.658% 10/15/28	3,000,000	3,007,575
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	407,795	407,448
Avery Point VI CLO
#•Series 2015-6A A 144A 2.621% 8/5/27	8,350,000	8,371,994
#•Series 2015-6A B 144A 3.121% 8/5/27	3,000,000	3,013,863
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	5,242,000	5,239,513
#Series 2014-1A A 144A 2.46% 7/20/20	6,919,000	6,937,336
BA Credit Card Trust
•Series 2016-A1 A 1.549% 10/15/21	6,421,000	6,455,266
Series 2017-A1 A1 1.95% 8/15/22	3,500,000	3,511,691
#•Benefit Street Partners CLO X Series 2016-10A A1 144A 2.648% 1/15/29	3,500,000	3,508,309
#•Black Diamond CLO Series 2017-1A A1A 144A 2.476% 4/24/29	9,000,000	8,995,302
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,514,172
•Capital One Multi-Asset Execution Trust Series 2014-A4 A4 1.519% 6/15/22	6,517,000	6,545,675
#•Cedar Funding VI CLO Series 2016-6A A1 144A 2.352% 10/20/28	9,600,000	9,671,059
#•CIFC Funding Series 2017-1A A 144A 2.243% 4/23/29	9,500,000	9,506,954

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 1.713% 12/7/23	10,000,000	$10,083,811
•Series 2017-A5 A5 1.836% 4/22/26	3,620,000	3,638,804
•Series 2017-A6 A6 1.826% 5/14/29	3,700,000	3,723,706
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.534% 11/25/36	4,987,000	5,248,529
•CNH Equipment Trust Series 2016-B A2B 1.559% 10/15/19	652,215	653,061
#•Crestline Denali CLO XV Series 2017-1A A 144A 2.485% 4/20/30	12,000,000	11,993,664
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.589% 7/15/21	4,180,000	4,199,129
•Series 2016-A2 A2 1.699% 9/15/21	3,840,000	3,865,530
•Series 2017-A1 A1 1.649% 7/15/24	2,400,000	2,412,935
•Series 2017-A3 A3 1.389% 10/17/22	6,125,000	6,138,437
•Series 2017-A5 A5 1.816% 12/15/26	6,590,000	6,625,027
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 1.729% 1/15/22	8,736,000	8,814,492
•Series 2015-4 A2 1.759% 8/15/20	5,990,000	6,018,019
•Series 2017-1 A2 1.579% 5/15/22	2,775,000	2,777,480
#•Golden Credit Card Trust Series 2014-2A A 144A 1.609% 3/15/21	11,265,000	11,294,802
#•GoldenTree Loan Management U.S. CLO 1 Series 2017-1A A 144A 2.404% 4/20/29	11,120,000	11,163,235
#•Golub Capital Partners CLO 19B-R Series 2017-19RA A1A 144A 2.492% 7/26/29	10,000,000	9,994,770
#•Grippen Park CLO Series 2017-1A A 144A 2.506% 1/20/30	12,000,000	11,993,364
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,502,550	1,421,082
#•Hull Street CLO Series 2014-1A AR 144A 2.378% 10/18/26	9,000,000	8,995,464
ICG U.S. CLO
#•Series 2014-3A A1AR 144A 2.656% 1/25/27	5,000,000	5,000,980

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
ICG U.S. CLO (continued)
#•Series 2017-1A A 144A 2.588% 4/28/29	9,000,000	$9,037,404
JFIN CLO
#•Series 2014-1A A 144A 2.53% 4/20/25	9,500,000	9,501,216
#•Series 2016-1A A2A 144A 1.92% 7/27/28	500,000	487,374
#•Series 2017-1A A1 144A 2.324% 4/24/29	14,245,000	14,292,251
#•KKR Financial CLO Series 2013-1A A1R 144A 2.448% 4/15/29	10,000,000	9,994,960
#•KVK CLO Series 2015-1A AR 144A 2.422% 5/20/27	9,000,000	8,995,419
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.719% 7/16/18	1,348,652	1,349,542
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.739% 5/15/20	5,054,000	5,072,678
•Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.846% 9/25/35	1,154,772	1,154,451
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.566% 9/27/21	3,335,000	3,352,798
•New Century Home Equity Loan Trust Series 2005-2 M1 1.861% 6/25/35	46,904	46,893
#•Northwoods Capital XV Series 2017-15A A 144A 1.305% 6/20/29	5,500,000	5,497,157
•RAMP Series 2005-RS3 M1 1.636% 3/25/35	264,911	264,898
#•Saranac CLO I Series 2013-1A A1A 144A 2.647% 10/26/24	10,000,000	10,002,030
#•Shackleton X CLO Series 2017-10A A 144A 2.312% 4/20/29	4,000,000	4,016,992
#•Sound Point CLO XV Series 2017-1A A 144A 2.496% 1/23/29	2,000,000	2,005,728
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	2,335,000	2,334,779
Series 2015-2 A 1.60% 4/15/21	5,250,000	5,250,881
#•Telos CLO Series 2013-4A A 144A 2.458% 7/17/24	11,500,000	11,506,958
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 2.798% 1/18/26	6,265,000	6,265,965
#•TIAA CLO Series 2017-1A A 144A 2.49% 4/20/29	9,320,000	9,355,817

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	3,690,249	$3,718,681
#•Series 2015-6 A1B 144A 2.75% 4/25/55	3,847,348	3,877,183
#•Series 2016-1 A1B 144A 2.75% 2/25/55	2,834,594	2,855,724
#•Series 2016-2 A1 144A 3.00% 8/25/55	2,489,190	2,524,107
#•Series 2016-3 A1 144A 2.25% 4/25/56	3,493,967	3,483,343
#•Series 2017-1 A1 144A 2.75% 10/25/56	2,728,416	2,749,447
#•Series 2017-2 A1 144A 2.75% 4/25/57	1,466,154	1,480,131
Toyota Auto Receivables Owner Trust
Series 2015-B A3 1.27% 5/15/19	4,007,678	4,004,695
Series 2016-C A2A 1.00% 1/15/19	1,977,672	1,975,515
•Series 2017-B A2B 1.05% 1/15/20	10,145,000	10,141,789
#•Trinitas CLO VI Series 2017-6A A 144A 2.655% 7/25/29	9,750,000	9,750,000
#•Venture CDO Series 2016-25A A1 144A 2.487% 4/20/29	3,920,000	3,931,172
#Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21	4,405,000	4,392,968
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	12,809,000	12,807,825
Volvo Financial Equipment
#Series 2014-1A B 144A 1.66% 11/16/20	3,757,000	3,755,261
#Series 2017-1A A2 144A 1.55% 10/15/19	4,940,000	4,937,944
#•Voya CLO Series 2017-1A A1 144A 2.42% 4/17/30	5,000,000	5,022,575
•Wells Fargo Dealer Floorplan Master Note Trust Series 2015-1 A 1.712% 1/20/20	4,377,000	4,384,842
•World Financial Network Credit Card Master Trust Series 2015-A A 1.639% 2/15/22	4,220,000	4,230,699
#•Zais CLO 6 Series 2017-1A A1 144A 2.572% 7/15/29	9,000,000	8,995,338

Total Non-Agency Asset-Backed Securities (Cost $455,328,181)		457,192,697

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.07%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.825% 1/25/45	3,192,557	3,220,920

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Agate Bay Mortgage Trust (continued)
#•Series 2015-1 B2 144A 3.825% 1/25/45	1,803,994	$1,800,015
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.424% 6/25/29	2,146,238	2,151,923
#•Series 2014-2 B2 144A 3.424% 6/25/29	799,624	785,618
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	2,896,000	2,882,788
#•Series 2015-1 B1 144A 2.617% 12/25/44	4,006,783	3,979,649
#•Series 2015-1 B2 144A 2.617% 12/25/44	3,727,172	3,681,000
#•Series 2015-4 B1 144A 3.628% 6/25/45	3,004,274	2,961,579
#•Series 2015-4 B2 144A 3.628% 6/25/45	2,151,516	2,096,307
#•Series 2015-5 B2 144A 2.867% 5/25/45	3,320,983	3,247,532
#•Series 2015-6 B1 144A 3.623% 10/25/45	2,166,058	2,148,924
#•Series 2015-6 B2 144A 3.623% 10/25/45	2,100,101	2,061,174
#•Series 2016-4 B1 144A 3.904% 10/25/46	1,596,981	1,609,374
#•Series 2016-4 B2 144A 3.904% 10/25/46	2,724,534	2,772,344
#•Series 2017-1 B2 144A 3.572% 1/25/47	4,971,169	4,941,620
#•Series 2017-2 A3 144A 3.50% 5/25/47	2,479,731	2,515,762
New Residential Mortgage Loan Trust
#•Series 2016-4A A1 144A 3.75% 11/25/56	1,563,820	1,611,104
#•Series 2017-1A A1 144A 4.00% 2/25/57	3,523,255	3,662,902
#•Series 2017-2A A3 144A 4.00% 3/25/57	3,341,789	3,479,520
Sequoia Mortgage Trust
•Series 2013-4 B2 3.491% 4/25/43	1,951,415	1,949,488
#•Series 2014-2 A4 144A 3.50% 7/25/44	2,373,799	2,411,537
#•Series 2015-1 B2 144A 3.877% 1/25/45	2,282,057	2,298,798
#•=Series 2017-4 A1 144A 3.50% 7/25/47	2,675,000	2,718,041
=STRU Series AM-1240 I0 4.00% 12/31/49	12,803,800	2,772,823

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.724% 9/25/37	2,107,002	$2,115,914

Total Non-Agency Collateralized Mortgage Obligations (Cost $65,001,880)		65,876,656

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.06%
Banc of America Commercial Mortgage Trust
•Series 2007-4 AM 6.158% 2/10/51	1,821,400	1,822,000
•Series 2017-BNK3 C 4.352% 2/15/50	2,180,000	2,225,079
BANK 2017
•Series 2017-BNK4 XA 1.623% 5/15/50	27,375,578	2,805,696
Series 2017-BNK5 A5 3.39% 6/15/60	5,930,000	6,028,447
Series 2017-BNK5 B 3.896% 6/15/60	4,085,000	4,162,232
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	2,262,882	2,273,808
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,480,000	5,552,529
•Series 2016-CD2 A4 3.526% 11/10/49	4,020,000	4,150,792
CFCRE Commercial Mortgage Trust
#•Series 2011-C2 C 144A 5.945% 12/15/47	4,875,000	5,379,591
Series 2016-C7 A3 3.839% 12/10/54	7,610,000	7,955,994
Series 2017-C8 A4 3.572% 6/15/50	4,890,000	4,993,479
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.866% 12/10/49	3,102,000	3,104,072
Series 2014-GC25 A4 3.635% 10/10/47	9,921,000	10,317,561
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	14,154,459
Series 2016-P3 A4 3.329% 4/15/49	8,717,000	8,879,481
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	5,355,000	5,398,029

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
#Series 2013-WWP A2 144A 3.424% 3/10/31	2,235,000	$2,314,151
Series 2014-CR16 A4 4.051% 4/10/47	5,347,000	5,695,904
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	4,144,588
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	11,380,030
#Series 2015-3BP A 144A 3.178% 2/10/35	22,346,000	22,555,284
Series 2015-CR23 A4 3.497% 5/10/48	3,327,000	3,422,769
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	14,100,000	14,313,099
Series 2016-C3 A5 2.89% 9/10/49	6,360,000	6,251,018
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.871% 11/10/46	6,552,000	7,156,783
GRACE Mortgage Trust
#Series 2014-GRCE A 144A 3.369% 6/10/28	16,624,000	17,266,208
#Series 2014-GRCE B 144A 3.52% 6/10/28	5,588,000	5,742,503
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,023,000	3,203,347
Series 2015-GC32 A4 3.764% 7/10/48	3,538,000	3,713,124
•Series 2017-GS5 XA 0.972% 3/10/50	60,122,879	3,955,574
Series 2017-GS6 A3 3.433% 5/10/50	4,900,000	5,011,081
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	6,000,000	5,983,631
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	4,355,000	4,564,596
Series 2015-C33 A4 3.77% 12/15/48	16,643,000	17,423,633
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	11,776,000	11,819,230
Series 2016-C4 A3 3.141% 12/15/49	7,000,000	7,003,791
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.702% 8/12/37	1,656,000	1,718,948

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2013-LC11 B 3.499% 4/15/46	6,289,000	$6,308,002
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	9,162,315
Series 2016-JP2 A4 2.822% 8/15/49	10,654,000	10,413,490
#Series 2016-WIKI A 144A 2.798% 10/5/31	4,525,000	4,590,775
#Series 2016-WIKI B 144A 3.201% 10/5/31	4,395,000	4,477,116
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	4,802,822	4,181,368
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,958,000	5,194,445
Series 2015-C23 A4 3.719% 7/15/50	18,182,000	19,039,236
Series 2015-C26 A5 3.531% 10/15/48	5,698,000	5,883,187
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	4,988,703
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	3,200,000	3,012,345
Series 2011-C3 A4 4.118% 7/15/49	5,645,000	5,976,105
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,410,669
Series 2014-LC18 A5 3.405% 12/15/47	4,251,000	4,343,525
Series 2015-NXS3 A4 3.617% 9/15/57	4,455,000	4,611,119
Series 2016-BNK1 A3 2.652% 8/15/49	7,895,000	7,603,663
=Series 2017-C38 A5 3.453% 7/15/50	5,730,000	5,901,442
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	11,490,000	11,584,231

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $378,217,764)		374,524,277

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.23%
Bermuda–0.04%
#Bermuda Government International Bond 144A 3.717% 1/25/27	2,200,000	$2,219,426

		2,219,426

Colombia–0.08%
Colombia Government International Bond 5.00% 6/15/45	4,740,000	4,792,140

		4,792,140

Croatia–0.03%
#Croatia Government International Bond 144A 5.50% 4/4/23	1,748,000	1,914,593

		1,914,593

Hungary–0.06%
Hungary Government International Bond 5.75% 11/22/23	3,500,000	4,008,382

		4,008,382

Jordan–0.02%
#Jordan Government International Bond 144A 5.75% 1/31/27	1,300,000	1,295,970

		1,295,970

Total Sovereign Bonds (Cost $14,049,426)		14,230,511

SUPRANATIONAL BANK–0.17%
Inter-American Development Bank 2.375% 7/7/27	10,390,000	10,319,722

Total Supranational Bank (Cost $10,340,440)		10,319,722

U.S. TREASURY OBLIGATIONS–3.85%
U.S. Treasury Bond 3.00% 5/15/47	180,485,000	186,297,880
U.S. Treasury Notes
1.75% 5/31/22	730,000	725,808
2.375% 5/15/27	50,820,000	51,148,551

Total U.S. Treasury Obligations (Cost $233,386,646)		238,172,239

	Number of Shares
PREFERRED STOCK–0.54%
•Bank of America 6.50%	8,780,000	9,773,720
•General Electric 5.00%	15,380,000	16,343,557
•Integrys Holding 6.00%	248,850	6,722,061

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
PREFERRED STOCK (continued)
#•USB Realty 2.305%	615,000	$539,663

Total Preferred Stock (Cost $31,640,201)		33,379,001

MONEY MARKET FUND–1.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	64,467,619	64,467,619

Total Money Market Fund (Cost $64,467,619)		64,467,619

	Principal Amount°
SHORT-TERM INVESTMENTS–5.21%
Certificates of Deposit–0.56%
Abbey National Treasury Services 1.48% 12/7/17	2,500,000	2,501,781
Banco Estado Chile
1.21% 7/28/17	8,500,000	8,499,933
1.32% 10/20/17	18,500,000	18,502,849
Bank of Montreal Chicago 1.40% 12/7/17	2,500,000	2,500,489
BNP Paribas New York Branch 1.47% 12/7/17	2,500,000	2,501,031

		34,506,083

≠Discount Note–0.22%
JPMorgan Securities 1.394% 7/10/17	14,000,000	14,001,386

		14,001,386

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper–4.21%
Abbey National Treasury Services 1.06% 7/3/17	58,000,000	$57,996,584
BNP Paribas New York Branch
1.02% 7/3/17	46,805,000	46,802,348
1.10% 7/6/17	10,000,000	9,998,035
Cornell University 1.203% 8/23/17	13,200,000	13,176,504
Dartmouth College 1.053% 7/13/17	19,250,000	19,244,610
Duke University
1.043% 8/10/17	21,409,000	21,382,374
1.053% 7/13/17	13,000,000	12,994,963
Harvard University 1.053% 7/10/17	5,150,000	5,148,471
JPMorgan Securities 1.339% 10/2/17	24,500,000	24,421,377
Nordea Bank 1.229% 9/25/17	23,750,000	23,679,862
University of California 1.203% 8/24/17	23,500,000	23,457,465
University of Chicago 1.012% 7/17/17	1,765,000	1,764,276

		260,066,869

Floating Rate Note–0.22%
JPMorgan Securities 1.584% 10/19/17	13,500,000	13,515,809

		13,515,809

Total Short Term Investments (Cost $322,064,035)		322,090,147

TOTAL VALUE OF SECURITIES–103.61% (Cost $6,296,515,063)	6,402,964,508

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.61%)	(223,376,253)

NET ASSETS APPLICABLE TO 448,702,505 SHARES OUTSTANDING–100.00%	$6,179,588,255

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $1,126,610,808, which represents 18.23% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

r	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2017.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Schedule of Investments (continued)

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
730 Canada 10 yr Bond	$81,412,057	$79,118,985	9/21/17	$—	$(2,293,072)
(2,318) Euro-Bund	(433,825,595)	(428,551,424)	9/8/17	5,274,171	—
858 U.S. Treasury 10 yr Notes	109,134,491	107,705,813	9/21/17	—	(1,428,678)

Total				$5,274,171	$(3,721,750)

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation	Unrealized (Depreciation)
LCH-BAML 30 yr Interest Rate Swap	9,775,000	2.716%	1.299%	12/22/46	$—	$(386,730)
LCH-BAML 30 yr Interest Rate Swap	4,610,000	2.480%	1.299%	1/11/47	53,597	—
LCH-BAML 30 yr Interest Rate Swap	3,310,000	2.596%	1.299%	1/23/47	—	(45,432)
LCH-BAML 30 yr Interest Rate Swap	3,300,000	2.623%	1.299%	1/24/47	—	(64,419)
LCH-BAML 30 yr Interest Rate Swap	3,305,000	2.661%	1.299%	1/27/47	—	(92,017)
LCH-BAML 30 yr Interest Rate Swap	5,280,000	2.687%	1.299%	1/30/47	—	(176,156)

Total					$53,597	$(764,754)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–Banque Paribas

DB–Deutsche Bank

CLO–Collateralized Loan Obligation

FREMF–Freddie Mac Multifamily

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IT–Information Technology

JPM–JPMorgan

LB–Lehman Brothers

LCH–London Clearing House

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

WF–Wells Fargo

yr–Year

See accompanying notes, which are an integral part of the financial statements

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value	$6,402,964,508
Receivable for securities sold	295,924,266
Dividends and interest receivable	39,904,867
Cash	19,063,019
Unrealized appreciation on futures contracts	5,274,171
Receivable for fund shares sold	3,003,431
Cash collateral for derivatives	2,419,527
Unrealized appreciation on interest rate swap contracts	53,597
Swap payments receivable	47,094

TOTAL ASSETS	6,768,654,480

LIABILITIES:
Payable for securities purchased	575,731,778
Foreign currencies collateral due to broker for future contracts, at value	3,943,164
Unrealized depreciation on futures contracts	3,721,750
Due to manager and affiliates	2,971,210
Payable for fund shares redeemed	1,094,832
Unrealized depreciation on interest rate swap contracts	764,754
Other accrued expenses payable	335,048
Swap payments payable	232,957
Foreign currencies due to custodian	270,732

TOTAL LIABILITIES	589,066,225

TOTAL NET ASSETS	$6,179,588,255

Investments, at cost	$6,296,515,063

Foreign currencies collateral due to broker for future contracts, at cost	3,943,164

Standard Class:
Net Assets	$2,737,795,297
Shares Outstanding	198,599,778
Net Asset Value Per Share	$13.785

Service Class:
Net Assets	$3,441,792,958
Shares Outstanding	250,102,727
Net Asset Value Per Share	$13.762

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$6,049,996,229
Undistributed net investment income	70,550,636
Accumulated net realized loss on investments	(48,061,079)
Net unrealized appreciation of investments and derivatives	107,102,469

TOTAL NET ASSETS	$6,179,588,255

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

Interest	$87,787,790
Dividends	186,638

87,974,428

EXPENSES:
Management fees	9,960,001
Distribution fees-Service Class	5,831,759
Accounting and administration expenses	807,417
Shareholder servicing fees	312,926
Reports and statements to shareholders	218,653
Professional fees	95,204
Trustees’ fees and expenses	88,662
Custodian fees	44,328
Pricing fees	43,939
Consulting fees	7,939
Other	40,181

Total operating expenses	17,451,009

NET INVESTMENT INCOME	70,523,419

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(21,955,813)
Foreign currencies	13,588
Foreign currency exchange contracts	(19,084)
Futures contracts	(17,932,723)
Swap contracts	2,552

Net realized loss	(39,891,480)

Net change in unrealized appreciation (depreciation) of:
Investments	132,293,452
Foreign currencies	2,741
Futures contracts	6,505,627
Swap contracts	(576,190)

Net change in unrealized appreciation (depreciation)	138,225,630

NET REALIZED AND UNREALIZED GAIN	98,334,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,857,569

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$70,523,419	$147,362,010
Net realized gain (loss)	(39,891,480)	99,358,002
Net change in unrealized appreciation (depreciation)	138,225,630	(25,834,224)

Net increase in net assets resulting from operations	168,857,569	220,885,788

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(92,207,658)
Service Class	—	(78,101,663)
Net realized gain:
Standard Class	—	(37,259,236)
Service Class	—	(36,167,223)

	—	(243,735,780)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	59,790,914	325,872,638
Service Class	228,438,818	493,328,111
Reinvestment of dividends and distributions:
Standard Class	—	129,466,894
Service Class	—	114,268,886

	288,229,732	1,062,936,529

Cost of shares redeemed:
Standard Class	(729,457,939)	(1,706,326,999)
Service Class	(124,847,579)	(294,808,439)

	(854,305,518)	(2,001,135,438)

Decrease in net assets derived from capital share transactions	(566,075,786)	(938,198,909)

NET DECREASE IN NET ASSETS	(397,218,217)	(961,048,901)
NET ASSETS:
Beginning of period	6,576,806,472	7,537,855,373

End of period	$6,179,588,255	$6,576,806,472

Undistributed net investment income	$70,550,636	$27,217

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$13.417	$13.590	$13.903	$13.466	$14.212	$13.916
Income (loss) from investment operations:
Net investment income[2]	0.159	0.308	0.315	0.315	0.303	0.345
Net realized and unrealized gain (loss)	0.209	0.061	(0.261)	0.488	(0.634)	0.571

Total from investment operations	0.368	0.369	0.054	0.803	(0.331)	0.916

Less dividends and distributions from:
Net investment income	—	(0.386)	(0.335)	(0.290)	(0.247)	(0.290)
Net realized gain	—	(0.156)	(0.032)	(0.076)	(0.162)	(0.330)
Return of capital	—	—	—	—	(0.006)	—

Total dividends and distributions	—	(0.542)	(0.367)	(0.366)	(0.415)	(0.620)

Net asset value, end of period	$13.785	$13.417	$13.590	$13.903	$13.466	$14.212

Total return[3]	2.75%	2.72%	0.39%	5.97%	(2.31% )	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,737,795	$3,324,029	$4,550,985	$4,304,241	$3,728,463	$2,448,509
Ratio of expenses to average net assets	0.36%	0.35%	0.35%	0.35%	0.37%	0.38%
Ratio of net investment income to average net assets	2.37%	2.20%	2.25%	2.25%	2.18%	2.41%
Portfolio turnover	100%	285%	364%	426%	431%	366%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–29

LVIP Delaware Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$13.417	$13.589	$13.902	$13.466	$14.212	$13.916
Income (loss) from investment operations:
Net investment income[2]	0.136	0.259	0.266	0.265	0.255	0.294
Net realized and unrealized gain (loss)	0.209	0.062	(0.261)	0.489	(0.635)	0.571

Total from investment operations	0.345	0.321	0.005	0.754	(0.380)	0.865

Less dividends and distributions from:
Net investment income	—	(0.337)	(0.286)	(0.242)	(0.198)	(0.239)
Net realized gain	—	(0.156)	(0.032)	(0.076)	(0.162)	(0.330)
Return of capital	—	—	—	—	(0.006)	—

Total dividends and distributions	—	(0.493)	(0.318)	(0.318)	(0.366)	(0.569)

Net asset value, end of period	$13.762	$13.417	$13.589	$13.902	$13.466	$14.212

Total return[3]	2.57%	2.37%	0.03%	5.60%	(2.64% )	6.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,441,793	$3,252,777	$2,986,870	$2,784,103	$2,566,920	$2,453,224
Ratio of expenses to average net assets	0.71%	0.70%	0.70%	0.70%	0.72%	0.73%
Ratio of net investment income to average net assets	2.02%	1.85%	1.90%	1.90%	1.83%	2.06%
Portfolio turnover	100%	285%	364%	426%	431%	366%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–30

LVIP Delaware Bond Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund

LVIP Delaware Bond Fund–31

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets in excess of $400 million. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (“DIFA”) (the “Sub-Adviser”), a series of the Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$185,465
Legal	44,757

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $194,930 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has

LVIP Delaware Bond Fund–32

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Fund. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,632,372
Distribution fees payable to LFD	990,560
Shareholder servicing fees payable to Lincoln Life	153,347
Printing and mailing fees payable to Lincoln Life	194,930

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$4,947,666,429
Purchases of U.S. government securities	1,320,172,954
Sales other than U.S. government securities	5,263,700,243
Sales of U.S. government securities	1,472,673,016

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,296,515,063

Aggregate unrealized appreciation	$135,247,745
Aggregate unrealized depreciation	(28,798,300)

Net unrealized appreciation	$106,449,445

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from November 1, 2016 through December 31, 2016, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. At December 31, 2016, the Fund deferred $8,294,900 of qualified late year ordinary losses.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.

LVIP Delaware Bond Fund–33

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$507,332,900	$—	$507,332,900
Agency Commercial Mortgage-Backed Securities	—	74,888,432	—	74,888,432
Agency Mortgage-Backed Securities	—	1,512,765,839	—	1,512,765,839
Corporate Bonds	—	2,546,396,403	—	2,546,396,403
Municipal Bonds	—	144,640,039	—	144,640,039
Non-Agency Asset-Backed Securities	—	457,192,697	—	457,192,697
Non-Agency Collateralized Mortgage Obligations	—	60,385,792	5,490,864	65,876,656
Non-Agency Commercial Mortgage-Backed Securities	—	368,622,835	5,901,442	374,524,277
Loan Agreements	—	36,688,026	—	36,688,026
Sovereign Bonds	—	14,230,511	—	14,230,511
Supranational Banks	—	10,319,722	—	10,319,722
U.S. Treasury Obligations	—	238,172,239	—	238,172,239
Preferred Stock	—	33,379,001	—	33,379,001
Money Market Fund	64,467,619	—	—	64,467,619
Short-Term Investments	—	322,090,147	—	322,090,147

Total Investments	$64,467,619	$6,327,104,583	$11,392,306	$6,402,964,508

Derivatives:
Assets:
Futures Contracts	$5,274,171	$—	$—	$5,274,171

Swap Contracts	$—	$53,597	$—	$53,597

Liabilities:
Futures Contracts	$(3,721,750)	$—	$—	$(3,721,750)

Swap Contracts	$—	$(764,754)	$—	$(764,754)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Bond Fund–34

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	4,398,760	23,278,182
Service Class	16,846,501	35,264,785
Shares reinvested:
Standard Class	—	9,659,545
Service Class	—	8,523,712

	21,245,261	76,726,224

Shares redeemed:
Standard Class	(53,552,992)	(120,061,153)
Service Class	(9,189,582)	(21,139,433)

	(62,742,574)	(141,200,586)

Net decrease	(41,497,313)	(64,474,362)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

LVIP Delaware Bond Fund–35

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)	Unrealized appreciation on futures contracts	$5,274,171	Unrealized depreciation on futures contracts	$(3,721,750)
Swap contracts (Interest rate contracts)	Unrealized appreciation on interest rate swap contracts	53,597	Unrealized depreciation on interest rate swap contracts	(764,754)

Total		$5,327,768		$(4,486,504)

LVIP Delaware Bond Fund–36

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(19,084)	$-
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(17,932,723)	6,505,627
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	30,690	(146,039)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(28,138)	(430,151)

Total		$(17,949,255)	$5,929,437

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2017.

	Long Derivative Volume		Short Derivative Volume
Futures contracts (average notional value)	USD	151,838,959	USD	429,875,378
CDS Contracts (average notional value)*	USD	—	USD	155,920
Interest rate swap contracts (average notional value)	USD	—	USD	27,751,960

*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

LVIP Delaware Bond Fund–37

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liabilities	Net Position
Bank of America Merrill Lynch	$53,597	$(764,754)	$(711,157)
JPMorgan Chase Bank	5,274,171	(3,721,750)	1,552,421

Total	$5,327,768	$(4,486,504)	$841,264

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(711,157)	$—	$—	$—	$711,157	$—
JPMorgan Chase Bank	1,552,421	—	—	—	—	1,552,421

Total	$841,264	$—	$—	$—	$711,157	$1,552,421

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A securities are identified on the Schedule of Investments.

LVIP Delaware Bond Fund–38

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Bond Fund–39

LVIP Delaware Diversified Floating Rate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Delaware Diversified Floating Rate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,012.80	0.61%	$3.04
Service Class Shares	1,000.00	1,011.60	0.86%	4.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.77	0.61%	$3.06
Service Class Shares	1,000.00	1,020.53	0.86%	4.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Collateralized Mortgage Obligations	0.95%
Agency Commercial Mortgage-Backed Security	0.59%
Convertible Bonds	0.49%
Convertible Preferred Stock	0.10%
Corporate Bonds	62.49%
Air Freight & Logistics	0.64%
Airlines	0.33%
Automobiles	2.26%
Banks	15.39%
Beverages	3.67%
Biotechnology	0.00%
Building Products	0.03%
Capital Markets	5.20%
Chemicals	0.74%
Commercial Services & Supplies	0.08%
Communications Equipment	1.13%
Construction Materials	0.08%
Consumer Finance	1.24%
Diversified Financial Services	0.62%
Diversified Telecommunication Services	2.50%
Electric Utilities	3.68%
Equity Real Estate Investment Trusts	1.54%
Food & Staples Retailing	0.81%
Food Products	0.13%
Health Care Equipment & Supplies	1.67%
Hotels, Restaurants & Leisure	0.08%
Independent Power & Renewable Electricity Producers	0.03%
Industrial Conglomerates	2.19%
Insurance	1.80%
Internet & Direct Marketing Retail	0.09%
Internet Software & Services	0.03%
Machinery	0.72%
Media	0.92%
Metals & Mining	0.51%
Multi-Utilities	0.63%
Oil, Gas & Consumable Fuels	4.88%
Paper & Forest Products	0.22%
Pharmaceuticals	2.97%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	0.38%
Software	1.75%
Specialty Retail	0.72%

Security Type/Sector	Percentage of Net Assets

Technology Hardware, Storage & Peripherals	0.95%
Tobacco	0.55%
Trading Companies & Distributors	1.00%
Wireless Telecommunication Services	0.31%
Loan Agreements	10.48%
Non-Agency Asset-Backed Securities	14.14%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Regional Bonds	0.07%
Sovereign Bonds	0.93%
Supranational Banks	1.68%
U.S. Treasury Obligations	3.63%
Preferred Stock	0.96%
Money Market Fund	1.97%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*
U.S. Government	5.34%
AAA	18.98%
AA	15.25%
A	25.89%
BBB	21.22%
BB	2.21%
B	0.62%
Not Rated	10.49%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Collateralized Mortgage Obligation, Agency Commercial Mortgage-Backed and U.S. Treasury Obligations securities appear under “U.S. Government”. “Not Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.95%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C03 2M1 2.716% 7/25/25	219,103	$219,349
•Series 2015-C04 2M1 2.916% 4/25/28	213,361	213,903
•Series 2016-C03 1M1 3.216% 10/25/28	696,791	709,627
•Series 2016-C04 1M1 2.666% 1/25/29	520,806	527,304
•Series 2017-C01 1M1 2.516% 7/25/29	438,403	443,060
Fannie Mae REMICs
•Series 2005-106 QF 1.726% 12/25/35	1,359,876	1,368,908
•Series 2006-40 F 1.516% 5/25/36	94,817	94,651
Freddie Mac REMICs
•Series 3152 JF 1.609% 8/15/35	87,310	87,578
•Series 3311 VF 1.399% 5/15/37	230,462	229,668
•Series 3780 LF 1.559% 3/15/29	4,635	4,637
•Series 3800 AF 1.659% 2/15/41	305,861	307,656
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2016-DNA3 M1 2.316% 12/25/28	1,628,694	1,634,182
•Series 2016-HQA2 M1 2.416% 11/25/28	1,913,468	1,919,078
•GNMA Series 2010-46 MF 1.572% 5/16/34	305,742	306,338

Total Agency Collateralized Mortgage Obligations (Cost $8,019,283)		8,065,939

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.59%
#•FREMF Mortgage Trust Series 2014-K716 B 144A 4.083% 8/25/47	4,820,000	4,990,008

Total Agency Commercial Mortgage-Backed Security (Cost $4,996,626)		4,990,008

CONVERTIBLE BONDS–0.49%
#Aerojet Rocketdyne Holdings 144A 2.25%, exercise price $26.00, maturity date 12/15/23	24,000	25,440
Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	29,000	30,233

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Ares Capital 144A 3.75%, exercise price $19.39, maturity date 2/1/22	13,000	$13,097
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	29,859
#Blackhawk Network Holdings 144A 1.50%, exercise price $49.83, maturity date 1/15/22	51,000	57,120
Blackstone Mortgage Trust 4.375%, exercise price $35.67, maturity date 5/5/22	719,000	735,627
Blackstone Mortgage Trust 5.25%, exercise price $27.99, maturity date 12/1/18	52,000	60,320
Brookdale Senior Living 2.75%, exercise price $29.33, maturity date 6/15/18	722,000	718,841
Cardtronics 1.00%, exercise price $52.35, maturity date 12/1/20	65,000	62,603
Cemex 3.72%, exercise price $11.01, maturity date 3/15/20	33,000	38,239
Chart Industries 2.00%, exercise price $69.03, maturity date 8/1/18	59,000	58,779
#Clearwire Communications 144A 8.25%, exercise price $7.08, maturity date 12/1/40	114,000	117,420
#DISH Network 144A 2.375%, exercise price $82.22, maturity date 3/15/24	49,000	51,603
#DISH Network 144A 3.375%, exercise price $65.18, maturity date 8/15/26	18,000	21,915
GAIN Capital Holdings 4.125%, exercise price $12.00, maturity date 12/1/18	77,000	74,112
fGeneral Cable 4.50%, exercise price $31.33, maturity date 11/15/29	883,000	669,424
Helix Energy Solutions Group 4.25%, exercise price $13.89, maturity date 5/1/22	62,000	58,164
#Insulet 144A 1.25%, exercise price $58.37, maturity date 9/15/21	28,000	30,870
Jefferies Group 3.875%, exercise price $43.72, maturity date 11/1/29	124,000	124,930
#Kaman 144A 3.25%, exercise price $65.26, maturity date 5/1/24	45,000	45,816

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Knowles 3.25%, exercise price $18.43, maturity date 11/1/21	46,000	$54,309
#Liberty Interactive 144A 1.75%, exercise price $341.10, maturity date 9/30/46	45,000	51,666
#Liberty Media 144A 2.25%, exercise price $104.55, maturity date 9/30/46	15,000	16,219
Medicines 2.75%, exercise price $48.97, maturity date 7/15/23	33,000	34,691
fMeritor 4.00%, exercise price $26.73, maturity date 2/15/27	110,000	115,156
New Mountain Finance 5.00%, exercise price $15.80, maturity date 6/15/19	61,000	63,440
NuVasive 2.25%, exercise price $59.82, maturity date 3/15/21	22,000	30,470
NXP Semiconductors 1.00%, exercise price $102.84, maturity date 12/1/19	47,000	56,283
ON Semiconductor 1.00%, exercise price $18.50, maturity date 12/1/20	57,000	59,422
#Pacira Pharmaceuticals 144A 2.375%, exercise price $66.89, maturity date 4/1/22	47,000	50,055
PROS Holdings 2.00%, exercise price $33.79, maturity date 12/1/19	56,000	59,570
#Silicon Laboratories 144A 1.375%, exercise price $92.81, maturity date 3/1/22	5,000	5,194
Spectrum Pharmaceuticals 2.75%, exercise price $10.53, maturity date 12/15/18	79,000	84,036
Spirit Realty Capital 3.75%, exercise price $13.00, maturity date 5/15/21	74,000	73,584
#Synaptics 144A 0.50%, exercise price $73.02, maturity date 6/15/22	9,000	9,113
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	38,000	35,435
•Vector Group 1.75%, exercise price $23.46, maturity date 4/15/20	85,000	98,387
VEREIT 3.75%, exercise price $14.99, maturity date 12/15/20	112,000	115,431

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	69,000	$67,922

Total Convertible Bonds (Cost $4,207,780)		4,104,795

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.10%
American Tower 5.50%, exercise price $115.11, expiration date 2/15/18	114	13,820
Becton Dickinson 6.125%, exercise price $211.80, expiration date 5/1/20	452	24,761
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	663	36,366
El Paso Energy Capital Trust I 4.75%, exercise price $50.00, expiration date 3/31/28	829	41,533
Teva Pharmaceutical Industries 7.00%, exercise price $75.00, expiration date 12/15/18	23	13,673
Welltower 6.50%, exercise price $57.42, expiration date 12/31/49	10,350	685,791

Total Convertible Preferred Stock (Cost $838,657)		815,944

	Principal Amount°

CORPORATE BONDS–62.49%
Air Freight & Logistics–0.64%
#Aviation Capital Group 144A 2.875% 1/20/22	4,845,000	4,832,980
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	580,000	570,025

		5,403,005

Airlines–0.33%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	528,907	538,163
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	553,300	567,133
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	162,706	163,927
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	243,677	249,891

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	439,430	$459,743
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	808,701	839,028

		2,817,885

Automobiles–2.26%
#•Daimler Finance North America 144A 1.51% 8/1/17	6,340,000	6,340,926
•Ford Motor Credit 2.104% 11/4/19	7,130,000	7,167,661
Toyota Motor Credit 2.00% 10/24/18	5,525,000	5,556,062

		19,064,649

Banks–15.39%
#•Akbank 144A 7.20% 3/16/27	230,000	239,327
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	215,000	226,029
#Banco Nacional de Desenvol-vimento Economico e Social 144A 4.75% 5/9/24	200,000	196,000
•Bank of America 2.153% 4/24/23	11,955,000	12,007,052
Barclays
4.836% 5/9/28	545,000	557,799
•8.25% 12/29/49	2,750,000	2,921,875
•BB&T 2.106% 6/15/18	4,135,000	4,160,538
#BBVA Bancomer 144A 7.25% 4/22/20	450,000	494,437
#BGEO Group 144A 6.00% 7/26/23	200,000	203,800
•Citigroup 2.279% 5/17/24	10,755,000	10,754,140
Citizens Bank 2.55% 5/13/21	4,000,000	4,005,784
Citizens Financial Group
2.375% 7/28/21	1,000,000	992,304
4.30% 12/3/25	750,000	783,322
Compass Bank 3.875% 4/10/25	970,000	967,844
#•Dexia Credit Local 144A 1.682% 2/15/19	4,440,000	4,442,735
Fifth Third Bancorp 2.60% 6/15/22	2,000,000	1,996,336
Fifth Third Bank
•2.082% 8/20/18	1,770,000	1,778,809
2.25% 6/14/21	4,000,000	3,990,556
Huntington Bancshares 2.30% 1/14/22	935,000	921,939
Huntington National Bank 2.375% 3/10/20	1,340,000	1,345,601
ING Groep 3.15% 3/29/22	815,000	831,433

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase
•2.056% 4/25/23	4,205,000	$4,211,160
•2.383% 10/24/23	9,710,000	9,864,360
KeyBank
2.35% 3/8/19	4,750,000	4,782,001
2.50% 11/22/21	2,000,000	2,007,624
3.18% 5/22/22	1,630,000	1,660,999
•Kreditanstalt fuer Wiederaufbau 1.455% 12/29/17	4,130,000	4,129,901
Lloyds Banking Group 3.00% 1/11/22	3,625,000	3,664,643
Manufacturers & Traders Trust 2.50% 5/18/22	530,000	529,409
•Oesterreichische Kontrollbank 1.365% 8/10/17	4,350,000	4,350,418
Regions Bank 2.25% 9/14/18	3,985,000	4,002,271
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,485,366
Royal Bank of Scotland Group
•2.652% 5/15/23	3,610,000	3,641,717
•8.625% 12/29/49	1,550,000	1,693,375
•Santander UK 2.042% 8/24/18	5,700,000	5,737,329
SunTrust Banks
2.70% 1/27/22	1,360,000	1,364,268
•5.05% 6/15/22	280,000	284,900
SVB Financial Group 3.50% 1/29/25	770,000	757,022
•Toronto-Dominion Bank 1.722% 4/30/18	5,650,000	5,670,018
#Turkiye Garanti Bankasi 144A 5.25% 9/13/22	260,000	264,654
•USB Capital IX 3.50% 10/29/49	465,000	413,455
•Wells Fargo 2.402% 10/31/23	13,300,000	13,546,183

		129,878,733

Beverages–3.67%
Anheuser-Busch InBev Finance 2.65% 2/1/21	6,600,000	6,694,037
•Anheuser-Busch Inbev Worldwide 1.86% 8/1/18	6,520,000	6,572,819
#Becle 144A 3.75% 5/13/25	1,340,000	1,339,872
Constellation Brands 4.25% 5/1/23	230,000	245,173
Molson Coors Brewing 3.00% 7/15/26	4,445,000	4,283,762
•PepsiCo 1.505% 10/13/17	4,900,000	4,905,312
#Pernod Ricard 144A 4.45% 1/15/22	6,455,000	6,928,048

		30,969,023

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.00%
#Neurocrine Biosciences 144A 2.25% 5/15/24	23,000	$22,899

		22,899

Building Products–0.03%
Masco 3.50% 4/1/21	255,000	263,152

		263,152

Capital Markets–5.20%
•Bank of New York Mellon 2.222% 10/30/23	6,535,000	6,687,017
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	485,000	473,072
#144A 2.485% 9/19/23	3,740,000	3,635,785
•Goldman Sachs Group 2.80% 11/29/23	7,945,000	8,208,218
•Morgan Stanley 2.373% 5/8/24	12,950,000	13,027,441
•State Street 2.653% 5/15/23	1,290,000	1,294,795
#UBS Group Funding Switzerland 144A 3.00% 4/15/21	10,365,000	10,533,328

		43,859,656

Chemicals–0.74%
CF Industries 6.875% 5/1/18	1,240,000	1,291,150
Dow Chemical 8.55% 5/15/19	1,560,000	1,748,022
#Equate Petrochemical 144A 3.00% 3/3/22	295,000	291,283
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,325,056
#OCP 144A 4.50% 10/22/25	1,170,000	1,183,162
#Phosagro OAO via Phosagro Bond Funding 144A 3.95% 11/3/21	355,000	357,998

		6,196,671

Commercial Services & Supplies–0.08%
Penske Truck Leasing
#144A 3.30% 4/1/21	405,000	416,421
#144A 4.20% 4/1/27	235,000	243,242

		659,663

Communications Equipment–1.13%
•Cisco Systems 1.702% 3/1/19	9,480,000	9,551,583

		9,551,583

Construction Materials–0.08%
#CEMEX Finance 144A 9.375% 10/12/22	425,000	452,625
#Union Andina de Cementos 144A 5.875% 10/30/21	245,000	255,045

		707,670

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–1.24%
General Motors Financial
3.10% 1/15/19	4,120,000	$4,177,853
4.375% 9/25/21	5,500,000	5,802,956
#Hyundai Capital America 144A 3.00% 3/18/21	490,000	493,182

		10,473,991

Diversified Financial Services–0.62%
#ERAC USA Finance 144A 4.50% 8/16/21	4,650,000	4,984,186
#SUAM Finance 144A 4.875% 4/17/24	185,000	196,775

		5,180,961

Diversified Telecommunication Services–2.50%
•AT&T 2.226% 6/30/20	10,790,000	10,935,924
CenturyLink 5.80% 3/15/22	1,395,000	1,456,031
Digicel Group
#144A 7.125% 4/1/22	240,000	210,312
#144A 8.25% 9/30/20	200,000	187,730
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	465,014
SBA Tower Trust
#144A 2.24% 4/10/18	465,000	464,867
#144A 2.898% 10/8/19	1,145,000	1,151,032
#Verizon Communications 144A 2.946% 3/15/22	6,210,000	6,259,966

		21,130,876

Electric Utilities–3.68%
#American Transmission Systems 144A 5.25% 1/15/22	755,000	833,020
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,606,334
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,764,105
Duke Energy 1.80% 9/1/21	5,670,000	5,540,412
•Emera 6.75% 6/15/76	440,000	499,400
#•Enel 144A 8.75% 9/24/73	1,103,000	1,315,327
Enel Americas 4.00% 10/25/26	210,000	212,573
#Enel Finance International 144A 3.625% 5/25/27	1,380,000	1,369,491
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,236,991
Entergy Mississippi 3.10% 7/1/23	250,000	253,188
Exelon 3.497% 6/1/22	735,000	751,735
#Fortis 144A 2.10% 10/4/21	4,985,000	4,887,449
Great Plains Energy
3.15% 4/1/22	3,895,000	3,940,412
4.85% 6/1/21	440,000	469,293
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	898,798
NV Energy 6.25% 11/15/20	800,000	900,679

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Pampa Energia 144A 7.50% 1/24/27	190,000	$198,751
#Perusahaan Listrik Negara 144A 4.125% 5/15/27	410,000	403,902

		31,081,860

Equity Real Estate Investment Trusts–1.54%
American Tower 2.25% 1/15/22	6,405,000	6,251,997
Crown Castle International 5.25% 1/15/23	3,410,000	3,792,541
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,934,899
WP Carey 4.60% 4/1/24	980,000	1,021,992

		13,001,429

Food & Staples Retailing–0.81%
CVS Health 2.125% 6/1/21	6,885,000	6,807,392

		6,807,392

Food Products–0.13%
#ESAL 144A 6.25% 2/5/23	230,000	201,825
#Marfrig Holdings Europe 144A 8.00% 6/8/23	225,000	228,983
•Mondelez International 1.69% 2/1/19	675,000	677,783

		1,108,591

Health Care Equipment & Supplies–1.67%
Abbott Laboratories
2.80% 9/15/20	3,000,000	3,049,128
2.90% 11/30/21	6,690,000	6,771,558
Becton Dickinson 2.894% 6/6/22	4,250,000	4,268,067

		14,088,753

Hotels, Restaurants & Leisure–0.08%
Marriott International 3.75% 3/15/25	635,000	655,212

		655,212

Independent Power & Renewable Electricity Producers–0.03%
#•AES Gener 144A 8.375% 12/18/73	220,000	235,950

		235,950

Industrial Conglomerates–2.19%
General Electric
•1.551% 5/5/26	3,900,000	3,833,875
•1.923% 1/9/20	3,840,000	3,886,368
•2.246% 3/15/23	2,450,000	2,521,011
6.00% 8/7/19	1,385,000	1,505,671
Roper Technologies 2.80% 12/15/21	3,090,000	3,119,488

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
#Siemens Financierings-maatschappij 144A 2.70% 3/16/22	3,530,000	$3,578,252

		18,444,665

Insurance–1.80%
#NUVEEN FINANCE 144A 2.95% 11/1/19	5,110,000	5,185,924
Prudential Financial
•1.962% 8/15/18	8,742,000	8,800,816
•5.375% 5/15/45	740,000	802,900
•XLIT 3.616% 12/29/49	460,000	430,100

		15,219,740

Internet & Direct Marketing Retail–0.09%
JD.com 3.125% 4/29/21	755,000	756,023

		756,023

Internet Software & Services–0.03%
Alibaba Group Holding 3.125% 11/28/21	240,000	245,214

		245,214

Machinery–0.72%
Crane 2.75% 12/15/18	185,000	186,987
•PACCAR Financial 1.823% 12/6/18	5,850,000	5,893,811

		6,080,798

Media–0.92%
21st Century Fox America 4.50% 2/15/21	2,290,000	2,456,011
#Columbus Cable Barbados 144A 7.375% 3/30/21	625,000	664,844
Historic TW 6.875% 6/15/18	430,000	450,364
#Myriad International Holdings 144A 4.85% 7/6/27	200,000	201,095
Time Warner Entertainment 8.375% 3/15/23	3,190,000	4,018,577

		7,790,891

Metals & Mining–0.51%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	2,120,000	2,317,160
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21	405,000	432,337
#MMC Norilsk Nickel OJSC via MMC Finance 144A 4.10% 4/11/23	200,000	199,475
Vale Overseas 5.875% 6/10/21	765,000	823,140
#Vedanta Resources 144A 6.375% 7/30/22	315,000	316,795

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#VM Holding 144A 5.375% 5/4/27	210,000	$212,520

		4,301,427

Multi-Utilities–0.63%
Ameren 3.65% 2/15/26	2,095,000	2,142,726
Ameren Illinois 9.75% 11/15/18	385,000	425,551
CMS Energy 6.25% 2/1/20	695,000	765,523
Sempra Energy 2.875% 10/1/22	1,995,000	2,002,216

		5,336,016

Oil, Gas & Consumable Fuels–4.88%
•Chevron 1.748% 3/3/22	5,645,000	5,697,177
•ConocoPhillips 2.082% 5/15/22	5,100,000	5,213,383
Ecopetrol 5.875% 9/18/23	435,000	476,760
#Empresa Nacional del Petroleo 144A 4.75% 12/6/21	485,000	518,331
•Enterprise Products Operating 7.034% 1/15/68	175,000	180,075
•Exxon Mobil 1.593% 3/6/22	10,640,000	10,746,347
#Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27	295,000	297,139
#KazMunayGas National 144A 3.875% 4/19/22	435,000	431,542
#Kunlun Energy 144A 2.875% 5/13/20	465,000	468,757
#Pertamina Persero 144A 5.25% 5/23/21	845,000	917,001
#Perusahaan Gas Negara Persero 144A 5.125% 5/16/24	200,000	215,286
Petrobras Global Finance 5.375% 1/27/21	430,000	438,256
#•Petroleos Mexicanos 144A 4.878% 3/11/22	800,000	863,800
#Raizen Fuels Finance 144A 5.30% 1/20/27	260,000	264,225
Sabine Pass Liquefaction 5.625% 4/15/23	3,580,000	3,984,304
Spectra Energy Capital 3.30% 3/15/23	610,000	613,040
•Statoil 1.639% 11/8/18	7,240,000	7,275,983
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	335,000	323,761
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,286,828

		41,211,995

Paper & Forest Products–0.22%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,445,078
#Suzano Austria GmbH 144A 5.75% 7/14/26	355,000	368,312

		1,813,390

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–2.97%
#•Bayer US Finance 144A 1.582% 10/6/17	10,000,000	$10,002,090
Mylan 3.95% 6/15/26	995,000	1,010,018
•Pfizer 1.546% 6/15/18	11,640,000	11,672,324
Shire Acquisitions Investments Ireland 2.40% 9/23/21	2,385,000	2,359,535

		25,043,967

Road & Rail–0.02%
#Transnet 144A 4.00% 7/26/22	200,000	195,155

		195,155

Semiconductors & Semiconductor Equipment–0.38%
#NXP 144A 4.125% 6/15/20	3,000,000	3,158,460

		3,158,460

Software–1.75%
CDK Global 5.00% 10/15/24	620,000	661,850
•Oracle 1.813% 10/8/19	13,945,000	14,091,353

		14,753,203

Specialty Retail–0.72%
•Lowe’s 1.648% 9/10/19	6,055,000	6,101,648

		6,101,648

Technology Hardware, Storage & Peripherals–0.95%
Apple
•1.68% 2/9/22	3,820,000	3,861,329
•2.316% 2/23/21	4,050,000	4,181,888

		8,043,217

Tobacco–0.55%
Reynolds American 4.00% 6/12/22	4,390,000	4,657,110

		4,657,110

Trading Companies & Distributors–1.00%
AerCap Ireland Capital 3.95% 2/1/22	1,410,000	1,469,570
International Lease Finance 8.625% 1/15/22	5,640,000	6,951,638

		8,421,208

Wireless Telecommunication Services–0.31%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,724,637
#Millicom International Cellular 144A 6.00% 3/15/25	395,000	416,002
VimpelCom Holdings #144A 4.95% 6/16/24	200,000	201,116

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
VimpelCom Holdings (continued)
#144A 5.95% 2/13/23	260,000	$276,900

		2,618,655

Total Corporate Bonds (Cost $521,725,690)		527,352,386

«LOAN AGREEMENTS–10.48%
American Airlines Tranche B 1st Lien 3.659% 12/14/23	2,426,212	2,430,955
Aramark Services Tranche B 1st Lien 3.226% 3/28/24	3,491,250	3,518,534
Cablevision Tranche B 1st Lien 3.459% 7/17/25	2,000,000	1,988,750
Calpine Construction Finance 3.48% 5/3/20	1,015,432	1,012,578
Charter Communications Operating 1st Lien 3.30% 1/15/24	1,481,250	1,488,034
Charter Communications Operating Tranche E 1st Lien 3.23% 7/1/20	3,787,200	3,802,595
Charter Communications Tranche H 1st Lien 3.23% 1/15/22	1,481,250	1,486,627
Chrysler Tranche B 1st Lien 3.16% 12/31/18	2,532,829	2,557,372
DaVita HealthCare Partners Tranche B 3.976% 6/24/21	8,342,000	8,362,879
First Data 1st Lien 3.716% 4/26/24	4,996,735	5,002,082
Flying Fortress Tranche B 1st Lien 3.546% 10/30/22	3,000,000	3,013,920
Hilton Worldwide Finance Tranche B2 1st Lien 3.216% 10/25/23	6,982,500	7,010,639
Houghton International 4.546% 12/20/19	1,208,099	1,217,160
Las Vegas Sands 1st Lien 3.23% 3/29/24	5,964,756	5,980,056
Level 3 Financing Tranche B 1st Lien 3.466% 2/22/24	2,165,000	2,172,448
MGM Growth Properties Tranche B 1st Lien 3.476% 5/1/23	4,937,500	4,952,016

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Nielsen Finance Tranche B4 1st Lien 3.096% 10/4/23	3,000,000	$3,007,845
Penn National Gaming Tranche B 1st Lien 3.726% 1/19/24	1,745,625	1,757,478
RPI Finance Trust Tranche B6 1st Lien 3.296% 3/27/23	2,100,000	2,110,175
Sinclair Television Group 3.48% 1/3/24	6,467,500	6,484,477
Sprint Communications Tranche B 1st Lien 3.75% 2/2/24	7,990,000	8,000,826
Team Health Holdings Tranche B 1st Lien 3.976% 2/6/24	1,945,125	1,932,063
Univision Communications Tranche C 1st Lien 3.976% 3/15/24	7,923,403	7,781,416
WideOpenWest Finance Tranche B 1st Lien 4.702% 8/19/23	1,347,518	1,347,983

Total Loan Agreement (Cost $88,378,119)		88,418,908

NON-AGENCY ASSET-BACKED SECURITIES–14.14%
•American Express Credit Account Secured Note Trust Series 2012-4 B 1.709% 5/15/20	7,000,000	7,006,671
#•AMMC CLO 16 Series 2015-16A AR 144A 2.42% 4/14/29	1,635,000	1,634,178
BA Credit Card Trust
•Series 2014-A1 A 1.539% 6/15/21	4,741,000	4,760,923
•Series 2014-A3 A 1.449% 1/15/20	1,190,000	1,190,396
•Series 2015-A1 A 1.489% 6/15/20	1,065,000	1,066,698
#•Ballyrock CLO Series 2013-1A A 144A 2.352% 5/20/25	2,000,000	1,999,890
#•Cedar Funding IV CLO Series 2014-4A AR 144A 2.386% 7/23/30	3,230,000	3,228,366
#•Cedar Funding V CLO Series 2016-5A A1 144A 2.768% 7/17/28	4,200,000	4,243,966
Chase Issuance Trust •Series 2013-A6 A6 1.579% 7/15/20	1,250,000	1,253,980

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2013-A9 A 1.579% 11/16/20	4,400,000	$4,418,699
•Series 2014-A5 A5 1.529% 4/15/21	4,745,000	4,762,609
•Series 2016-A1 A 1.569% 5/17/21	1,155,000	1,161,210
•Series 2016-A3 A3 1.709% 6/15/23	5,000,000	5,040,851
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 1.636% 7/24/20	5,000,000	5,018,193
•Series 2013-A7 A7 1.547% 9/10/20	4,700,000	4,717,583
•Series 2016-A3 A3 1.713% 12/7/23	5,750,000	5,798,191
Discover Card Execution Note Trust
•Series 2013-A1 A1 1.459% 8/17/20	2,000,000	2,002,370
•Series 2014-A1 A1 1.589% 7/15/21	6,955,000	6,986,827
•Series 2017-A1 A1 1.649% 7/15/24	3,000,000	3,016,169
•Ford Credit Auto Owner Trust Series 2016-B A2B 1.469% 3/15/19	2,072,684	2,074,021
•Ford Credit Floorplan Master Owner Trust Series 2016-3 A2 1.779% 7/15/21	12,000,000	12,085,310
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 1.517% 4/10/28	52,615	52,602
•Hyundai Auto Receivables Trust Series 2017-A A2B 1.239% 2/18/20	11,000,000	11,000,410
JFIN CLO
#•Series 2014-1A A 144A 2.53% 4/20/25	2,500,000	2,500,320
#•Series 2015-2A AX 144A 2.608% 10/19/26	1,487,500	1,489,306
#•KKR Financial CLO Series 2013-1A A1R 144A 2.448% 4/15/29	3,400,000	3,398,286
Nissan Auto Receivables Owner Trust
•Series 2015-B A2B 1.439% 7/16/18	28,612	28,614
•Series 2015-C A2B 1.509% 11/15/18	203,228	203,300
#•Northwoods Capital XV Series 2017-15A A 144A 0.00% 6/20/29	1,000,000	999,483

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Oaktree CLO Series 2014-1A A1R 144A 2.472% 5/13/29	2,500,000	$2,498,725
#•Octagon Investment Partners XV Series 2013-1A A1AR 144A 0.00% 7/19/30	1,000,000	1,000,000
#•PFS Financing Series 2015-AA A 144A 1.779% 4/15/20	1,950,000	1,949,605
#•Shackleton VIII CLO Series 2015-8A A1 144A 2.666% 10/20/27	1,340,000	1,340,549
#•Telos CLO Series 2013-4A A 144A 2.458% 7/17/24	3,000,000	3,001,815
•Toyota Auto Receivables Owner Trust Series 2016-A A2B 1.479% 7/16/18	2,211,985	2,212,856
#•Venture XXI CLO Series 2015-21A A 144A 2.648% 7/15/27	2,230,000	2,229,030
#•Venture XXVIII CLO Series 2017-28A A2 144A 0.00% 7/20/30	2,000,000	1,983,428

Total Non-Agency Asset-Backed Securities (Cost $119,001,394)		119,355,430

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.38%
#COMM Mortgage Trust Series 2015-3BP A 144A 3.178% 2/10/35	3,280,000	3,310,719
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,375,237

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $11,587,385)		11,685,956

ΔREGIONAL BONDS–0.07%
Argentina–0.07%
Provincia De Buenos Aires #144A 7.875% 6/15/27	285,000	295,773
Provincia De Cordoba #144A 7.45% 9/1/24	300,000	312,198

		607,971

Total Regional Bonds (Cost $583,357)		607,971

ΔSOVEREIGN BONDS–0.93%
Argentina–0.06%
Argentine Republic Government International Bond 5.625% 1/26/22	500,000	513,250

		513,250

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Bahrain–0.04%
#Bahrain Government International Bond 144A 6.125% 7/5/22		335,000	$352,762

			352,762

Cayman Islands–0.03%
#KSA Sukuk 144A 2.894% 4/20/22		285,000	285,806

			285,806

Chile–0.04%
Bonos de la Tesoreria de la Republica en pesos 4.50% 3/1/21	CLP	200,000,000	315,280

			315,280

Costa Rica–0.03%
#Costa Rica Government International Bond 144A 4.25% 1/26/23		250,000	244,688

			244,688

Croatia–0.06%
#Croatia Government International Bond 144A 5.50% 4/4/23		470,000	514,793

			514,793

India–0.06%
Export-Import Bank of India 3.125% 7/20/21		505,000	510,601

			510,601

Japan–0.24%
•Japan Bank for International Cooperation 1.762% 2/24/20		1,984,000	1,983,452

			1,983,452

Nigeria–0.06%
Nigeria Government International Bond 5.625% 6/27/22		500,000	495,813

			495,813

Norway–0.18%
#•Kommunalbanken 144A 1.352% 2/20/18		1,500,000	1,501,632

			1,501,632

Russia–0.03%
#Russian Foreign Bond - Eurobond 144A 4.75% 5/27/26		200,000	209,085

			209,085

Sri Lanka–0.06%
#Sri Lanka Government International Bond 144A 5.75% 1/18/22		525,000	545,473

			545,473

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Turkey–0.04%
#Export Credit Bank of Turkey 144A 5.375% 10/24/23	345,000	$349,295

		349,295

Total Sovereign Bonds (Cost $7,771,438)		7,821,930

SUPRANATIONAL BANKS–1.68%
•Inter-American Development Bank 1.378% 10/15/20	6,065,000	6,104,623
•International Bank for Reconstruction & Development 1.39% 12/16/17	3,975,000	3,977,723
•International Finance 1.363% 1/9/19	4,115,000	4,119,205

Total Supranational Banks (Cost $14,122,751)		14,201,551

U.S. TREASURY OBLIGATIONS–3.63%
•U.S. Treasury Floating Rate Note 1.118% 4/30/19	11,885,000	11,884,703
U.S. Treasury Notes
1.75% 5/31/22	2,680,000	2,664,612
1.75% 6/30/22	12,630,000	12,549,332
2.25% 2/15/27	3,215,000	3,200,619
2.375% 5/15/27	325,000	327,101

Total U.S. Treasury Obligations (Cost $30,686,483)		30,626,367

	Number of Shares

PREFERRED STOCK–0.96%
AMG Capital Trust II 5.15%	12,425	737,734
•General Electric 5.00%	1,975,000	2,098,734
•Integrys Holdings 6.00%	34,900	942,736
#•USB Realty 144A 2.305%	4,900,000	4,299,750

Total Preferred Stock (Cost $7,871,380)		8,078,954

MONEY MARKET FUND–1.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	16,597,459	16,597,459

Total Money Market Fund (Cost $16,597,459)		16,597,459

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.86% (Cost $836,387,802)	$842,723,598
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,217,523

NET ASSETS APPLICABLE TO 83,252,464 SHARES OUTSTANDING–100.00%	$843,941,121

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($34,266,668 / 3,368,064 Shares)	$10.174

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($809,674,453 / 79,884,400 Shares)	$10.136

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$838,976,950
Undistributed net investment income	13,838,714
Accumulated net realized loss on investments	(16,784,288)
Net unrealized appreciation of investments, foreign currencies and derivatives	7,909,745

TOTAL NET ASSETS	$843,941,121

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $157,189,477, which represents 18.63% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2017.

«

Includes $3,460,922 cash collateral held at broker for swap contracts, $604,611 due to manager and affiliates, $7,443,693 payable for securities purchased, and $290,611 payable for fund shares redeemed as of June 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in U.S. dollars.

The following swap contracts were outstanding at June 30, 2017:1

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Amount[2]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Depreciation
	Protection Purchased:
JPMC	ICE - CDX.NA.HY.28[3]	7,835,000	5.00%	6/20/22	$(517,915)	$(21,505)

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

Swap Contracts (continued)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation	Unrealized Depreciation
CME – BAML
5 yr Interest Rate Swap	32,000,000	1.191%	(1.180%)	8/9/21	$856,153	$—
5 yr Interest Rate Swap	43,610,000	1.199%	(1.150%)	4/6/21	1,004,643	—
5 yr Interest Rate Swap	31,980,000	1.883%	(1.222%)	12/5/21	22,817	—
7 yr Interest Rate Swap	13,610,000	1.416%	(1.150%)	4/6/23	453,451	—
10 yr Interest Rate Swap	8,740,000	1.687%	(1.150%)	4/5/26	384,515	—
LCH – BAML
3 yr Interest Rate Swap	58,155,000	1.667%	(1.156%)	1/25/20	25,728	—
5 yr Interest Rate Swap	26,125,000	1.948%	(1.180%)	2/9/22	—	(42,561)
5 yr Interest Rate Swap	17,320,000	1.976%	(1.170%)	4/27/22	—	(37,297)
7 yr Interest Rate Swap	17,865,000	2.125%	(1.167%)	1/25/24	—	(58,103)
7 yr Interest Rate Swap	12,500,000	2.312%	(1.220%)	3/7/24	—	(182,831)

Total					$2,747,307	$(320,792)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

CME–Chicago Mercantile Exchange Inc.

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange, Inc.

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

LCH–London Clearing House

REMIC–Real Estate Mortgage Investment Conduit

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$9,857,469
Dividends	46,478
Foreign tax withheld	(181)

9,903,766

EXPENSES:
Management fees	2,353,662
Distribution fees-Service Class	974,643
Accounting and administration expenses	100,937
Reports and statements to shareholders	44,670
Shareholder servicing fees	40,681
Professional fees	33,992
Pricing fees	18,731
Trustees’ fees and expenses	10,804
Custodian fees	6,409
Consulting fees	1,735
Other	3,392

3,589,656
Less:
Management fees waived	(121,619)

Total operating expenses	3,468,037

NET INVESTMENT INCOME	6,435,729

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,235,802
Foreign currencies	(8)
Foreign currency exchange contracts	5
Swap contracts	560,021

Net realized gain	1,795,820

Net change in unrealized appreciation (depreciation) of:
Investments	3,706,250
Foreign currencies	(2)
Swap contracts	(2,590,239)

Net change in unrealized appreciation (depreciation)	1,116,009

NET REALIZED AND UNREALIZED GAIN	2,911,829

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,347,558

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,435,729	$8,937,292
Net realized gain (loss)	1,795,820	(10,370,576)
Net change in unrealized appreciation	1,116,009	17,118,540

Net increase in net assets resulting from operations	9,347,558	15,685,256

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,778,881	12,325,117
Service Class	98,704,392	93,745,802

	107,483,273	106,070,919

Cost of shares redeemed:
Standard Class	(4,250,581)	(42,116,820)
Service Class	(44,353,320)	(130,158,663)

	(48,603,901)	(172,275,483)

Increase (Decrease) in net assets derived from capital share transactions	58,879,372	(66,204,564)

NET INCREASE (DECREASE) IN NET ASSETS	68,226,930	(50,519,308)
NET ASSETS:
Beginning of period	775,714,191	826,233,499

End of period	$843,941,121	$775,714,191

Undistributed net investment income	$13,838,714	$7,402,985

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.046	$9.824	$10.057	$10.137	$10.136	$9.866

Income (loss) from investment operations:
Net investment income[2]	0.092	0.134	0.145	0.144	0.144	0.193
Net realized and unrealized gain (loss)	0.036	0.088	(0.217)	(0.082)	(0.068)	0.223

Total from investment operations	0.128	0.222	(0.072)	0.062	0.076	0.416

Less dividends and distributions from:
Net investment income	—	—	(0.119)	(0.119)	(0.066)	(0.146)
Return of capital	—	—	(0.042)	(0.023)	(0.009)	—

Total dividends and distributions	—	—	(0.161)	(0.142)	(0.075)	(0.146)

Net asset value, end of period	$10.174	$10.046	$9.824	$10.057	$10.137	$10.136

Total return[3]	1.28%	2.26%	(0.71% )	0.62%	0.75%	4.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,267	$29,345	$57,982	$298,086	$431,104	$224,190
Ratio of expenses to average net assets	0.61%	0.60%	0.62%	0.62%	0.65%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.63%	0.63%	0.62%	0.65%	0.69%
Ratio of net investment income to average net assets	1.83%	1.36%	1.44%	1.41%	1.42%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.33%	1.43%	1.41%	1.42%	1.90%
Portfolio turnover	49%	82%	81%	109%	81%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.020	$9.823	$10.057	$10.137	$10.135	$9.866

Income (loss) from investment operations:
Net investment income[2]	0.079	0.109	0.120	0.118	0.118	0.167
Net realized and unrealized gain (loss)	0.037	0.088	(0.218)	(0.081)	(0.067)	0.224

Total from investment operations	0.116	0.197	(0.098)	0.037	0.051	0.391

Less dividends and distributions from:
Net investment income	—	—	(0.094)	(0.094)	(0.040)	(0.122)
Return of capital	—	—	(0.042)	(0.023)	(0.009)	—

Total dividends and distributions	—	—	(0.136)	(0.117)	(0.049)	(0.122)

Net asset value, end of period	$10.136	$10.020	$9.823	$10.057	$10.137	$10.135

Total return[3]	1.16%	2.01%	(0.97% )	0.36%	0.51%	3.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$809,674	$746,369	$768,251	$798,818	$705,582	$207,925
Ratio of expenses to average net assets	0.86%	0.85%	0.87%	0.87%	0.90%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.88%	0.88%	0.87%	0.90%	0.94%
Ratio of net investment income to average net assets	1.58%	1.11%	1.19%	1.16%	1.17%	1.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.08%	1.18%	1.16%	1.17%	1.65%
Portfolio turnover	49%	82%	81%	109%	81%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebate. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of average daily net assets of the Fund and 0.05% in excess of $2 billion of average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without mutual agreement of the Board or LIAC. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$22,884
Legal	5,525

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,666 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$379,954
Distribution fees payable to LFD	165,947
Printing and mailing fees payable to Lincoln Life	38,666
Shareholder servicing fees payable to Lincoln Life	20,044

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$343,265,759
Purchases of U.S. government securities	107,795,501
Sales other than U.S. government securities	306,617,082
Sales of U.S. government securities	85,760,897

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$836,387,802

Aggregate unrealized appreciation	$7,475,919
Aggregate unrealized depreciation	(1,140,123)

Net unrealized appreciation	$6,335,796

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

At December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,596,969	$13,957,423	$18,554,392

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$8,065,939	$8,065,939
Agency Commercial Mortgage-Backed Security	—	4,990,008	4,990,008
Convertible Bonds	—	4,104,795	4,104,795
Convertible Preferred Stock	815,944	—	815,944
Corporate Bonds	—	527,352,386	527,352,386
Loan Agreements	—	88,418,908	88,418,908
Non-Agency Asset-Backed Securities	—	119,355,430	119,355,430
Non-Agency Commercial Mortgage-Backed Securities	—	11,685,956	11,685,956
Regional Bonds	—	607,971	607,971
Sovereign Bonds	—	7,821,930	7,821,930
Supranational Banks	—	14,201,551	14,201,551
U.S. Treasury Obligations	—	30,626,367	30,626,367
Preferred Stock	—	8,078,954	8,078,954
Money Market Fund	16,597,459	—	16,597,459

Total Investments	$17,413,403	$825,310,195	$842,723,598

Derivatives:
Assets:
Swap Contracts	$—	$2,747,307	$2,747,307

Liabilities:
Swap Contracts	$—	$(342,297)	$(342,297)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	867,987	1,243,119
Service Class	9,795,975	9,458,970

	10,663,962	10,702,089

Shares redeemed:
Standard Class	(421,174)	(4,224,228)
Service Class	(4,399,408)	(13,176,802)

	(4,820,582)	(17,401,030)

Net increase (decrease)	5,843,380	(6,698,941)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.

LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events (including single name, baskets, and systemic).

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(21,505)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	2,747,307	Receivables and other assets net of liabilities	(320,792)

Total		$2,747,307		$(342,297)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$5	$—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(320,845)	(33,475)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	880,866	(2,556,764)

Total		$560,026	$(2,590,239)

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2017.

	Long Derivative Volume		Short Derivative Volume
CDS contracts (average notional value)*	USD	$8,505,840	$—
Interest rate swap contracts (average notional value)	USD	—	239,589,560

*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,747,307	$(320,792)	$2,426,515
JPMorgan Chase Bank	—	(21,505)	(21,505)

Total	$2,747,307	$(342,297)	$2,405,010

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[a]
Bank of America Merrill Lynch	$2,426,515	$—	$—	$—	$—	$2,426,515
JPMorgan Chase Bank	(21,505)	—	—	—	21,505	—

Total	$2,405,010	$—	$—	$—	$21,505	$2,426,515

aNet exposure amount represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Diversified Floating Rate Fund–24

LVIP Delaware Wealth Builder Fund (formerly LVIP Delaware Foundation® Aggressive Allocation Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Delaware Wealth Builder Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,074.20	0.72%	$3.70
Service Class Shares	1,000.00	1,072.90	0.97%	4.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2017

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	47.00%
U.S. Markets	32.58%
Aerospace & Defense	1.11%
Automobiles	0.80%
Banks	1.93%
Beverages	0.07%
Biotechnology	1.29%
Capital Markets	0.11%
Chemicals	0.93%
Commercial Services & Supplies	0.94%
Communications Equipment	0.92%
Diversified Telecommunication Services	2.19%
Electric Utilities	0.47%
Equity Real Estate Investment Trusts	5.50%
Food & Staples Retailing	0.93%
Food Products	0.94%
Health Care Equipment & Supplies	0.80%
Health Care Providers & Services	1.16%
Household Products	1.88%
Insurance	1.02%
Internet Software & Services	0.12%
Leisure Products	0.62%
Multiline Retail	0.76%
Oil, Gas & Consumable Fuels	2.81%
Pharmaceuticals	2.66%
Semiconductors & Semiconductor Equipment	0.93%
Software	1.04%
Technology Hardware, Storage & Peripherals	0.03%
Tobacco	0.62%
Developed Markets	13.80%
Aerospace & Defense	0.29%
Air Freight & Logistics	0.32%
Auto Components	0.37%
Automobiles	0.55%
Banks	1.69%
Beverages	0.30%
Construction & Engineering	0.38%
Diversified Telecommunication Services	0.36%
Electrical Equipment	0.07%
Household Durables	0.24%
Industrial Conglomerates	0.32%
Insurance	0.32%
Machinery	0.18%
Media	0.11%
Metals & Mining	0.17%
Multi-Utilities	0.67%
Oil, Gas & Consumable Fuels	2.22%
Pharmaceuticals	1.85%
Professional Services	0.24%

Security Type/Sector	Percentage of Net Assets

Road & Rail	0.32%
Software	0.25%
Specialty Retail	0.21%
Technology Hardware, Storage & Peripherals	0.62%
Textiles, Apparel & Luxury Goods	0.57%
Tobacco	0.50%
Trading Companies & Distributors	0.48%
Wireless Telecommunication Services	0.20%
Emerging Markets	0.62%
Banks	0.23%
Technology Hardware, Storage & Peripherals	0.32%
Wireless Telecommunication Services	0.07%
Preferred Stock	0.37%
Agency Collateralized Mortgage Obligations	1.72%
Agency Commercial Mortgage-Backed Securities	1.03%
Agency Mortgage-Backed Securities	10.68%
Corporate Bonds	24.02%
Aerospace & Defense	0.33%
Air Freight & Logistics	0.08%
Airlines	0.13%
Auto Components	0.02%
Automobiles	0.14%
Banks	3.84%
Beverages	0.61%
Biotechnology	0.36%
Building Products	0.12%
Capital Markets	2.32%
Chemicals	0.67%
Commercial Services & Supplies	0.27%
Communications Equipment	0.03%
Construction & Engineering	0.13%
Construction Materials	0.30%
Consumer Finance	0.17%
Containers & Packaging	0.29%
Diversified Consumer Services	0.03%
Diversified Financial Services	0.10%
Diversified Telecommunication Services	1.12%
Electric Utilities	1.54%
Electrical Equipment	0.11%
Electronic Equipment, Instruments & Components	0.01%
Energy Equipment & Services	0.04%
Equity Real Estate Investment Trusts	1.26%
Food & Staples Retailing	0.08%
Food Products	0.24%
Gas Utilities	0.30%
Health Care Equipment & Supplies	0.15%
Health Care Providers & Services	0.51%
Health Care Technology	0.04%

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets

Hotels, Restaurants & Leisure	0.51%
Household Durables	0.06%
Independent Power & Renewable Electricity Producers	0.13%
Industrial Conglomerates	0.13%
Insurance	1.14%
IT Services	0.06%
Life Sciences Tools & Services	0.14%
Machinery	0.25%
Media	0.97%
Metals & Mining	0.47%
Multiline Retail	0.12%
Multi-Utilities	0.35%
Oil, Gas & Consumable Fuels	1.94%
Paper & Forest Products	0.14%
Pharmaceuticals	0.34%
Professional Services	0.03%
Road & Rail	0.05%
Semiconductors & Semiconductor Equipment	0.05%
Software	0.46%
Specialty Retail	0.31%
Technology Hardware, Storage & Peripherals	0.25%
Textiles, Apparel & Luxury Goods	0.03%
Tobacco	0.12%
Trading Companies & Distributors	0.52%
Wireless Telecommunication Services	0.11%
Municipal Bonds	2.08%
Non-Agency Asset-Backed Securities	2.43%
Non-Agency Collateralized Mortgage Obligations	0.21%
Non-Agency Commercial Mortgage-Backed Securities	1.92%
Regional Bonds	0.12%
Sovereign Bonds	0.14%
Supranational Banks	0.05%
U.S. Treasury Obligations	3.97%
Money Market Fund	5.94%
Short-Term Investment	4.65%
Total Value of Securities	106.33%
Liabilities Net of Receivables and Other Assets	(6.33%)
Total Net Assets	100.00%

IT–Information Technology

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Equity Residential	1.24%
Verizon Communications	1.10%
AT&T	1.09%
Pfizer	1.09%
Occidental Petroleum	1.08%
BB&T	0.97%
Wells Fargo & Co.	0.96%
CA	0.94%
Procter & Gamble	0.94%
Arthur J. Gallagher & Co.	0.94%
Total	10.35%

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Geography*	Percentage of Net Assets
Australia	0.55%
Canada	0.83%
Cayman Islands	1.34%
Chile	0.02%
Colombia	0.00%
Denmark	0.25%
France	3.30%
Germany	0.59%
Guernsey	0.15%
Hong Kong	0.57%
Hungary	0.02%
India	0.10%
Indonesia	0.23%
Ireland	0.36%
Israel	0.21%
Italy	0.44%
Japan	3.27%
Luxembourg	0.08%
Mexico	0.13%
Netherlands	1.64%
New Zealand	0.04%
Puerto Rico	0.05%
Republic of Korea	0.36%
Russia	0.07%
Spain	0.10%
Sweden	0.70%
Switzerland	0.94%
United Kingdom	4.64%
United States	74.76%
Total	95.74%

*Allocation includes all investments except for short-term investments and money market fund.

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–47.00%
U.S. MARKETS–32.58%
Aerospace & Defense–1.11%
Lockheed Martin	4,400	$1,221,484
United Technologies	7,600	928,036

		2,149,520

Automobiles–0.80%
Ford Motor	137,300	1,536,387

		1,536,387

Banks–1.93%
BB&T	41,500	1,884,515
Wells Fargo & Co.	33,300	1,845,153

		3,729,668

Beverages–0.07%
Coca-Cola	2,940	131,859

		131,859

Biotechnology–1.29%
AbbVie	21,300	1,544,463
Amgen	5,500	947,265

		2,491,728

Capital Markets–0.11%
Blackstone Group	6,169	205,736

		205,736

Chemicals–0.93%
Dow Chemical	28,600	1,803,802

		1,803,802

Commercial Services & Supplies–0.94%
Waste Management	24,800	1,819,080

		1,819,080

Communications Equipment–0.92%
Cisco Systems	56,900	1,780,970

		1,780,970

Diversified Telecommunication Services–2.19%
AT&T	56,137	2,118,049
Verizon Communications	47,543	2,123,270

		4,241,319

Electric Utilities–0.47%
Edison International	11,700	914,823

		914,823

Equity Real Estate Investment Trusts–5.50%
Apartment Investment & Management	4,475	192,291
AvalonBay Communities	3,100	595,727
Boston Properties	1,675	206,059
Brixmor Property Group	5,550	99,234
Camden Property Trust	700	59,857
Cousins Properties	8,375	73,616

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International	4,026	$403,325
DCT Industrial Trust	1,387	74,121
Duke Realty	1,750	48,913
EPR Properties	1,725	123,976
Equity LifeStyle Properties	1,400	120,876
Equity Residential	36,318	2,390,814
Essex Property Trust	925	237,975
First Industrial Realty Trust	4,475	128,075
GGP	20,475	482,391
Healthcare Realty Trust	5,450	186,117
Healthcare Trust of America Class A	4,462	138,813
Host Hotels & Resorts	8,575	156,665
Kilroy Realty	1,800	135,270
Kimco Realty	9,075	166,526
LaSalle Hotel Properties	1,975	58,855
Mid-America Apartment Communities	2,104	221,720
National Retail Properties	3,000	117,300
Prologis	8,975	526,294
Public Storage	975	203,317
Realty Income	1,800	99,324
Regency Centers	5,657	354,354
RLJ Lodging Trust	5,075	100,840
Simon Property Group	5,750	930,120
SL Green Realty	2,550	269,790
UDR	8,375	326,374
Urban Edge Properties	5,875	139,414
Ventas	6,925	481,149
VEREIT	19,950	162,393
Vornado Realty Trust	2,675	251,183
Welltower	5,050	377,993

		10,641,061

Food & Staples Retailing–0.93%
CVS Health	11,208	901,796
Wal-Mart Stores	11,900	900,592

		1,802,388

Food Products–0.94%
Archer-Daniels-Midland	22,200	918,636
Kraft Heinz	10,433	893,482

		1,812,118

Health Care Equipment & Supplies–0.80%
Abbott Laboratories	32,000	1,555,520

		1,555,520

Health Care Providers & Services–1.16%
†Brookdale Senior Living	67,300	989,983
Cardinal Health	16,000	1,246,720

		2,236,703

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products–1.88%
Kimberly-Clark	14,100	$1,820,451
Procter & Gamble	20,900	1,821,435

		3,641,886

Insurance–1.02%
Arthur J. Gallagher & Co.	31,800	1,820,550
Prudential Financial	1,333	144,151

		1,964,701

Internet Software & Services–0.12%
†Alphabet Class A	150	139,452
†Facebook Class A	633	95,570

		235,022

Leisure Products–0.62%
Mattel	55,900	1,203,527

		1,203,527

Multiline Retail–0.76%
Target	28,100	1,469,349

		1,469,349

Oil, Gas & Consumable Fuels–2.81%
Chevron	11,536	1,203,551
ConocoPhillips	20,800	914,368
Occidental Petroleum	34,800	2,083,476
Williams	40,800	1,235,424

		5,436,819

Pharmaceuticals–2.66%
Johnson & Johnson	9,262	1,225,270
Merck & Co.	28,100	1,800,929
Pfizer	62,995	2,116,002

		5,142,201

Semiconductors & Semiconductor Equipment–0.93%
Intel	53,396	1,801,581

		1,801,581

Software–1.04%
CA	52,971	1,825,910
Microsoft	2,779	191,556

		2,017,466

Technology Hardware, Storage & Peripherals–0.03%
Apple	441	63,513

		63,513

Tobacco–0.62%
Reynolds American	18,500	1,203,240

		1,203,240

Total U.S. Markets (Cost $56,813,472)		63,031,987

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–13.80%
Aerospace & Defense–0.29%
Leonardo	10,645	$176,902
Meggitt	60,879	378,143

		555,045

Air Freight & Logistics–0.32%
Deutsche Post	16,623	623,119

		623,119

Auto Components–0.37%
Sumitomo Rubber Industries	25,300	426,484
Valeo	4,363	293,959

		720,443

Automobiles–0.55%
Bayerische Motoren Werke	5,011	465,191
Toyota Motor	11,500	602,529

		1,067,720

Banks–1.69%
BNP Paribas	677	48,760
ING Groep	35,410	610,697
Mitsubishi UFJ Financial Group	123,200	826,774
Nordea Bank	61,177	778,446
†Standard Chartered	54,156	548,202
†UniCredit	24,940	465,733

		3,278,612

Beverages–0.30%
Carlsberg Class B	4,519	482,764
Coca-Cola Amatil	14,534	103,107

		585,871

Construction & Engineering–0.38%
Vinci	8,527	727,804

		727,804

Diversified Telecommunication Services–0.36%
Nippon Telegraph & Telephone	14,928	704,758

		704,758

Electrical Equipment–0.07%
ABB ADR	5,156	128,384

		128,384

Household Durables–0.24%
Techtronic Industries	100,500	462,116

		462,116

Industrial Conglomerates–0.32%
Koninklijke Philips	17,196	610,719

		610,719

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.32%
AXA	22,471	$614,683

		614,683

Machinery–0.18%
MINEBEA MITSUMI	21,600	346,637

		346,637

Media–0.11%
Publicis Groupe	2,770	206,625

		206,625

Metals & Mining–0.17%
Rio Tinto	7,812	329,865

		329,865

Multi-Utilities–0.67%
National Grid	6,799	84,285
National Grid ADR	19,200	1,206,144

		1,290,429

Oil, Gas & Consumable Fuels–2.22%
Royal Dutch Shell ADR Class B	32,400	1,763,532
Suncor Energy	11,000	321,399
TOTAL	8,853	437,674
TOTAL ADR	35,900	1,780,281

		4,302,886

Pharmaceuticals–1.85%
AstraZeneca ADR	52,400	1,786,316
Novartis	7,696	640,464
Sanofi	7,897	755,478
Teva Pharmaceutical Industries ADR	12,200	405,284

		3,587,542

Professional Services–0.24%
Teleperformance	3,604	461,644

		461,644

Road & Rail–0.32%
East Japan Railway	6,572	627,839

		627,839

Software–0.25%
Playtech	38,969	482,682

		482,682

Specialty Retail–0.21%
Nitori Holdings	3,018	403,563

		403,563

Technology Hardware, Storage & Peripherals–0.62%
Canon ADR	35,000	1,190,700

		1,190,700

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.57%
Kering	1,347	$458,774
Yue Yuen Industrial Holdings	155,000	643,232

		1,102,006

Tobacco–0.50%
Imperial Brands	10,729	481,893
Japan Tobacco	14,100	494,801

		976,694

Trading Companies & Distributors–0.48%
ITOCHU	47,860	710,187
Rexel	12,951	211,895

		922,082

Wireless Telecommunication Services–0.20%
Tele2 Class B	36,210	379,090

		379,090

Total Developed Markets (Cost $20,750,126)		26,689,558

×EMERGING MARKETS–0.62%
Banks–0.23%
Bank Rakyat Indonesia Persero	384,800	440,308

		440,308

Technology Hardware, Storage & Peripherals–0.32%
Samsung Electronics	300	623,257

		623,257

Wireless Telecommunication Services–0.07%
Mobile TeleSystems ADR	16,300	136,594

		136,594

Total Emerging Markets (Cost $1,158,038)		1,200,159

Total Common Stock (Cost $78,721,636)		90,921,704

PREFERRED STOCK–0.37%
•Bank of America 6.50%	155,000	172,543
•General Electric 5.00%	458,000	486,694
•Integrys Holding 6.00%	1,700	45,921

Total Preferred Stock (Cost $691,877)		705,158

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.72%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	35	$40
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	580	671
Series 2005-70 PA 5.50% 8/25/35	2,932	3,278
•*Series 2008-15 SB 5.384% 8/25/36	21,192	4,079
Series 2010-41 PN 4.50% 4/25/40	65,000	69,754
Series 2010-43 HJ 5.50% 5/25/40	4,738	5,465
•*Series 2010-129 SM 4.784% 11/25/40	44,412	7,189
*Series 2012-98 MI 3.00% 8/25/31	67,840	7,393
•*Series 2012-122 SD 4.884% 11/25/42	124,117	24,637
•*Series 2012-139 NS 5.484% 12/25/42	832,217	202,910
*Series 2013-7 EI 3.00% 10/25/40	60,667	7,688
*Series 2013-26 ID 3.00% 4/25/33	60,998	8,471
*Series 2013-38 AI 3.00% 4/25/33	57,306	7,883
*Series 2013-43 IX 4.00% 5/25/43	186,271	42,624
*Series 2013-44 DI 3.00% 5/25/33	148,957	21,250
*Series 2013-55 AI 3.00% 6/25/33	79,529	11,187
Series 2014-36 ZE 3.00% 6/25/44	38,388	35,984
•*Series 2014-68 BS 4.934% 11/25/44	64,906	13,708
•*Series 2014-90 SA 4.934% 1/25/45	176,005	34,432
•*Series 2015-27 SA 5.234% 5/25/45	71,673	13,995
Series 2015-44 Z 3.00% 9/25/43	67,952	66,510
*Series 2015-66 ID 3.50% 5/25/42	1,633,228	265,862
Series 2015-89 AZ 3.50% 12/25/45	7,398	7,594
•*Series 2015-95 SH 4.784% 1/25/46	86,025	19,200

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2016-30 CI 3.00% 5/25/36	79,078	$10,781
•*Series 2016-55 SK 4.784% 8/25/46	91,571	21,029
•*Series 2016-62 SA 4.784% 9/25/46	113,357	27,915
•*Series 2016-85 SA 4.784% 11/25/46	109,057	25,875
*Series 2017-11 EI 3.00% 3/25/42	97,603	13,440
Series 2017-39 CY 3.50% 5/25/47	480,000	484,695
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	4,296	4,856
*Series 3962 EI 3.50% 9/15/26	3,264,524	285,358
Series 4065 DE 3.00% 6/15/32	10,000	10,202
*Series 4100 EI 3.00% 8/15/27	3,604,779	349,055
*Series 4109 AI 3.00% 7/15/31	147,018	16,342
*Series 4120 IK 3.00% 10/15/32	96,362	13,210
*Series 4146 IA 3.50% 12/15/32	55,415	8,494
•*Series 4159 KS 4.991% 1/15/43	59,467	12,956
*Series 4181 DI 2.50% 3/15/33	62,859	7,552
•*Series 4184 GS 4.961% 3/15/43	61,137	13,223
*Series 4185 LI 3.00% 3/15/33	61,267	8,503
*Series 4191 CI 3.00% 4/15/33	63,895	8,903
*Series 4342 CI 3.00% 11/15/33	62,200	7,487
Series 4435 DY 3.00% 2/15/35	54,000	54,365
Series 4457 KZ 3.00% 4/15/45	45,884	43,857
•*Series 4494 SA 5.021% 7/15/45	76,063	16,342
*Series 4543 HI 3.00% 4/15/44	83,067	13,185
Series 4592 WT 5.50% 6/15/46	105,047	117,384
•*Series 4594 SG 4.841% 6/15/46	170,511	42,421
Series 4614 HB 2.50% 9/15/46	30,000	27,386
Series 4623 LZ 2.50% 10/15/46	26,437	23,164
Series 4623 MW 2.50% 10/15/46	30,000	27,672
*Series 4625 BI 3.50% 6/15/46	108,555	21,829
•*Series 4631 GS 4.841% 11/15/46	103,208	21,880
Series 4636 NZ 3.00% 12/15/46	33,498	32,126
Freddie Mac Strips
•*Series 267 S5 4.841% 8/15/42	68,425	14,201
•*Series 299 S1 4.841% 1/15/43	62,647	12,629
•*Series 326 S2 4.791% 3/15/44	71,349	14,299

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	$170,141
Series 2012-136 MX 2.00% 11/20/42	10,000	9,194
Series 2013-113 AZ 3.00% 8/20/43	69,546	67,643
Series 2013-113 LY 3.00% 5/20/43	9,000	9,015
Series 2015-64 GZ 2.00% 5/20/45	32,318	27,204
*Series 2015-74 CI 3.00% 10/16/39	72,990	9,912
Series 2015-133 AL 3.00% 5/20/45	71,000	69,735
*Series 2015-142 AI 4.00% 2/20/44	63,316	8,111
•*Series 2016-108 SK 4.838% 8/20/46	96,312	22,595
Series 2016-111 PB 2.50% 8/20/46	28,000	25,733
*Series 2016-116 GI 3.50% 11/20/44	105,197	16,722
*Series 2016-118 DI 3.50% 3/20/43	123,417	18,655
•*Series 2016-120 AS 4.888% 9/20/46	97,035	23,539
•*Series 2016-120 NS 4.888% 9/20/46	124,408	30,814
Series 2016-134 MW 3.00% 10/20/46	5,000	5,083
Series 2016-156 PB 2.00% 11/20/46	19,000	15,723
*Series 2016-160 GI 3.50% 11/20/46	98,059	23,188
•*Series 2016-160 GS 4.888% 11/20/46	166,399	40,861
*Series 2016-163 PI 3.50% 5/20/43	150,170	22,866
*Series 2016-163 XI 3.00% 10/20/46	96,165	12,981

Total Agency Collateralized Mortgage Obligations (Cost $3,307,173)		3,324,135

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.03%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K719 A1 2.53% 12/25/21	23,700	24,078
•◆Series KS03 A4 3.161% 5/25/25	50,000	51,679

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust
#•FREMF 2014-K41 B 144A 3.962% 11/25/47	500,000	$509,620
#•Series 2011-K10 B 144A 4.793% 11/25/49	400,000	423,844
#•Series 2011-K12 B 144A 4.492% 1/25/46	35,000	37,086
#•Series 2011-K14 B 144A 5.341% 2/25/47	20,000	21,843
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	10,879
#•Series 2011-K704 B 144A 4.69% 10/25/30	30,000	30,704
#•Series 2012-K18 B 144A 4.40% 1/25/45	20,000	21,193
#•Series 2012-K22 B 144A 3.811% 8/25/45	35,000	36,304
#•Series 2012-K708 B 144A 3.883% 2/25/45	435,000	444,880
#•Series 2013-K32 B 144A 3.651% 10/25/46	260,000	268,739
#•Series 2013-K33 B 144A 3.617% 8/25/46	30,000	30,628
#•Series 2013-K712 B 144A 3.48% 5/25/45	25,000	25,582
#•Series 2013-K713 B 144A 3.274% 4/25/46	15,000	15,280
#•Series 2013-K713 C 144A 3.274% 4/25/46	45,000	45,284

Total Agency Commercial Mortgage-Backed Securities (Cost $2,002,055)		1,997,623

AGENCY MORTGAGE-BACKED SECURITIES–10.68%
Fannie Mae 3.00% 1/1/47	263,791	262,455
Fannie Mae ARM
•2.909% 7/1/45	10,767	10,970
•2.943% 12/1/45	16,649	17,046
•3.103% 8/1/35	1,217	1,285
•3.203% 4/1/44	19,711	20,284
•3.217% 3/1/44	28,055	28,942
Fannie Mae S.F. 30 yr
4.50% 11/1/39	19,934	21,725
4.50% 1/1/40	248,633	269,883
4.50% 6/1/40	23,443	25,452
4.50% 7/1/40	26,912	29,101
4.50% 8/1/40	6,854	7,410
4.50% 7/1/41	59,564	64,707
4.50% 8/1/41	423,931	459,252
4.50% 1/1/42	23,198	25,182
4.50% 8/1/42	91,523	99,308

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/44	19,588	$21,240
4.50% 7/1/46	66,164	71,267
5.00% 11/1/36	570,337	626,191
5.50% 11/1/34	1,315	1,471
5.50% 4/1/37	20,637	23,241
5.50% 8/1/37	6,191	6,937
5.50% 3/1/38	6,208	6,924
5.50% 6/1/39	16,000	17,886
5.50% 7/1/40	14,101	15,767
5.50% 6/1/41	40,385	45,327
5.50% 5/1/44	2,697,048	3,019,967
6.00% 5/1/36	13,229	15,050
6.00% 6/1/36	1,351	1,534
6.00% 7/1/36	2,819	3,169
6.00% 9/1/36	7,807	8,998
6.00% 12/1/36	1,395	1,583
6.00% 2/1/37	4,554	5,184
6.00% 5/1/37	9,401	10,651
6.00% 6/1/37	779	885
6.00% 7/1/37	645	731
6.00% 8/1/37	5,120	5,781
6.00% 9/1/37	1,417	1,614
6.00% 11/1/37	264	300
6.00% 5/1/38	23,676	26,798
6.00% 9/1/38	53,647	61,010
6.00% 10/1/38	2,934,317	3,332,192
6.00% 11/1/38	3,297	3,745
6.00% 1/1/39	6,191	7,011
6.00% 9/1/39	54,421	61,660
6.00% 10/1/39	52,658	60,065
6.00% 3/1/40	6,341	7,206
6.00% 7/1/40	20,819	23,581
6.00% 9/1/40	5,565	6,348
6.00% 11/1/40	2,157	2,459
6.00% 5/1/41	63,321	71,755
6.00% 6/1/41	23,713	26,908
6.00% 7/1/41	94,844	107,677
6.50% 3/1/40	40,666	45,915
6.50% 5/1/40	22,682	25,435
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	4,120,000	4,108,073
4.50% 8/1/44	5,350,000	5,731,710
Freddie Mac ARM
•2.554% 10/1/46	38,766	38,935
•2.742% 2/1/47	8,804	8,875
•2.753% 10/1/45	13,542	13,823
•2.929% 10/1/45	21,725	22,138
•2.974% 11/1/45	18,450	18,860
•3.105% 3/1/46	31,689	32,485
Freddie Mac S.F. 30 yr 4.50% 4/1/39	3,054	3,310

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 5/1/40	133,642	$145,428
4.50% 7/1/42	39,835	42,998
4.50% 8/1/42	425,558	461,167
4.50% 12/1/43	36,672	39,633
4.50% 8/1/44	53,120	57,375
4.50% 7/1/45	190,277	204,527
5.00% 6/1/36	31,141	34,033
5.00% 5/1/41	25,507	28,117
5.50% 3/1/34	1,710	1,912
5.50% 12/1/34	1,449	1,623
5.50% 12/1/35	1,567	1,760
5.50% 11/1/36	1,111	1,242
5.50% 12/1/36	411	458
5.50% 9/1/37	1,820	2,027
5.50% 4/1/38	6,486	7,221
5.50% 6/1/38	705	785
5.50% 7/1/38	6,615	7,365
5.50% 6/1/39	6,424	7,150
5.50% 3/1/40	5,308	5,901
5.50% 8/1/40	3,194	3,554
5.50% 1/1/41	3,037	3,380
5.50% 6/1/41	86,619	96,693
6.00% 2/1/36	3,164	3,583
6.00% 3/1/36	4,665	5,293
6.00% 9/1/37	4,697	5,285
6.00% 1/1/38	1,864	2,097
6.00% 6/1/38	5,075	5,739
6.00% 8/1/38	6,929	7,877
6.00% 5/1/40	27,074	30,527
6.00% 7/1/40	25,393	28,775
6.50% 4/1/39	7,434	8,345
GNMA I S.F. 30 yr 5.50% 2/15/41	22,540	25,132
GNMA II S.F. 30 yr
5.00% 9/20/46	99,274	106,971
5.50% 5/20/37	9,971	11,065
5.50% 4/20/40	8,687	9,479
6.00% 2/20/39	12,368	13,744
6.00% 10/20/39	46,999	52,224
6.00% 2/20/40	47,111	52,617
6.00% 4/20/46	16,074	17,928
6.50% 10/20/39	18,008	20,324

Total Agency Mortgage-Backed Securities (Cost $20,735,576)		20,664,028

CORPORATE BONDS–24.02%
Aerospace & Defense–0.33%
Aviation Capital Group
#144A 2.875% 1/20/22	150,000	149,628
#144A 4.875% 10/1/25	65,000	70,905
Rockwell Collins
3.20% 3/15/24	50,000	50,757
3.50% 3/15/27	95,000	96,526

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm 6.375% 6/15/26		75,000	$76,313
United Technologies
2.80% 5/4/24		150,000	150,601
3.75% 11/1/46		50,000	49,088

			643,818

Air Freight & Logistics–0.08%
United Parcel Service 5.125% 4/1/19		45,000	47,583
#XPO Logistics 144A 6.125% 9/1/23		95,000	99,275

			146,858

Airlines–0.13%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		23,403	23,812
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		21,446	21,982
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		22,598	22,768
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27		14,290	14,629
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		14,621	14,993
#American Tire Distributors 144A 10.25% 3/1/22		70,000	72,800
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		17,755	18,575
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		41,120	42,662
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		15,000	15,000

			247,221

Auto Components–0.02%
Goodyear Tire & Rubber 5.00% 5/31/26		35,000	36,313

			36,313

Automobiles–0.14%
Daimler 2.75% 12/10/18	NOK	320,000	39,304
General Motors 6.75% 4/1/46		20,000	23,802
General Motors Financial 5.25% 3/1/26		190,000	205,572

			268,678

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–3.84%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	18,000	$13,877
Bank of America
•3.124% 1/20/23		615,000	622,430
3.30% 8/5/21	AUD	20,000	15,411
•3.705% 4/24/28		25,000	25,214
4.183% 11/25/27		80,000	81,524
•4.443% 1/20/48		50,000	53,017
Barclays 4.337% 1/10/28		435,000	448,055
BB&T 2.45% 1/15/20		390,000	394,496
Citigroup
•2.279% 5/17/24		50,000	49,996
3.75% 10/27/23	AUD	13,000	10,038
Citizens Financial Group
2.375% 7/28/21		35,000	34,731
4.30% 12/3/25		40,000	41,777
Cooperatieve Rabobank 3.75% 7/21/26		250,000	250,435
#Export-Import Bank of India 144A 3.375% 8/5/26		200,000	196,174
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,466
Fifth Third Bank 2.25% 6/14/21	.	320,000	319,244
Huntington Bancshares 2.30% 1/14/22		50,000	49,302
ING Groep 3.15% 3/29/22		310,000	316,251
JPMorgan Chase & Co.
•2.776% 4/25/23		275,000	275,678
•3.54% 5/1/28		75,000	75,320
4.25% 10/1/27		15,000	15,679
•4.26% 2/22/48		115,000	120,613
•6.75% 8/29/49		300,000	341,250
KeyBank
2.40% 6/9/22		250,000	248,929
3.40% 5/20/26		250,000	248,719
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	20,000	16,193
Lloyds Banking Group
3.00% 1/11/22		200,000	202,187
•7.50% 4/30/49		200,000	221,125
•PNC Financial Services Group 5.00% 12/29/49		305,000	314,913
Popular 7.00% 7/1/19		85,000	89,675
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	204,501
#Santander UK 144A 5.00% 11/7/23		200,000	215,084
SunTrust Banks 2.70% 1/27/22		230,000	230,722
#Swedbank 144A 2.65% 3/10/21		200,000	202,668
Toronto-Dominion Bank 2.50% 12/14/20		40,000	40,481
U.S. Bancorp 3.10% 4/27/26		65,000	64,319

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
US Bancorp 3.15% 4/27/27		350,000	$351,025
•USB Capital IX 3.50% 10/29/49		275,000	244,516
Wells Fargo & Co.
3.00% 7/27/21	AUD	40,000	30,474
•3.584% 5/22/28		360,000	364,279
4.75% 12/7/46		65,000	69,568
Wells Fargo Capital X 5.95% 12/15/36		15,000	17,003
•Westpac Banking 4.322% 11/23/31		245,000	251,616
Zions Bancorporation 4.50% 6/13/23		20,000	21,073

			7,420,048

Beverages–0.61%
Anheuser-Busch InBev Finance 3.65% 2/1/26		595,000	614,108
#Cott Holdings 144A 5.50% 4/1/25		90,000	92,025
#Heineken 144A 3.50% 1/29/28		20,000	20,341
Molson Coors Brewing
3.00% 7/15/26		250,000	240,931
4.20% 7/15/46		45,000	44,563
#Pernod Ricard 144A 4.45% 1/15/22		150,000	160,993

			1,172,961

Biotechnology–0.36%
Biogen 5.20% 9/15/45		140,000	160,330
Celgene
3.25% 8/15/22		175,000	180,114
3.875% 8/15/25		15,000	15,692
4.625% 5/15/44		60,000	63,277
Compass Bank 2.875% 6/29/22		250,000	249,334
Gilead Sciences 4.15% 3/1/47		35,000	35,252

			703,999

Building Products–0.12%
#Builders FirstSource 144A 5.625% 9/1/24		90,000	94,050
Lennox International 3.00% 11/15/23		40,000	39,997
Masco 3.50% 4/1/21		60,000	61,918
#NCI Building Systems 144A 8.25% 1/15/23		25,000	27,156

			223,121

Capital Markets–2.32%
Affiliated Managers Group 3.50% 8/1/25		40,000	39,951
Bank of New York Mellon 2.15% 2/24/20		10,000	10,061

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
2.20% 8/16/23		480,000	$465,816
2.50% 4/15/21		60,000	60,508
•3.442% 2/7/28		55,000	55,881
•4.625% 12/29/49		75,000	75,833
BlackRock 3.20% 3/15/27		35,000	35,470
Credit Suisse Group
#144A 4.282% 1/9/28		400,000	413,956
#•144A 6.25% 12/29/49		200,000	212,978
Credit Suisse Group Funding Guernsey 3.80% 6/9/23		275,000	283,887
Deutsche Telekom International Finance
#144A 1.95% 9/19/21		150,000	146,311
#144A 3.60% 1/19/27		165,000	168,206
•E*TRADE Financial 5.875% 12/29/49		60,000	63,900
Goldman Sachs Group
•3.691% 6/5/28		240,000	241,251
5.15% 5/22/45		125,000	139,166
Jefferies Group
6.45% 6/8/27		25,000	28,704
6.50% 1/20/43		15,000	17,007
Lazard Group
3.625% 3/1/27		40,000	39,589
3.75% 2/13/25		400,000	404,000
Morgan Stanley
3.95% 4/23/27		275,000	278,040
4.375% 1/22/47		165,000	172,563
5.00% 9/30/21	AUD	14,000	11,512
•Northern Trust 3.375% 5/8/32		30,000	30,024
#Prime Security Services Borrower 144A 9.25% 5/15/23		215,000	234,169
State Street
3.10% 5/15/23		25,000	25,464
3.30% 12/16/24		350,000	359,365
3.55% 8/18/25		45,000	46,908
•UBS Group 6.875% 12/29/49		200,000	216,203
#UBS Group Funding Switzerland 144A 3.491% 5/23/23		200,000	204,849

			4,481,572

Chemicals–0.67%
CF Industries 6.875% 5/1/18		80,000	83,300
Chemours 5.375% 5/15/27		75,000	77,523
Dow Chemical 8.55% 5/15/19		373,000	417,957
#INVISTA Finance 144A 4.25% 10/15/19		50,000	51,760
#Koppers 144A 6.00% 2/15/25		80,000	85,200
#Kraton Polymers 144A 7.00% 4/15/25		75,000	79,125

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#NOVA Chemicals 144A 5.25% 6/1/27	35,000	$34,913
Olin 5.125% 9/15/27	45,000	46,463
Potash Corp. of Saskatchewan 4.00% 12/15/26	15,000	15,496
#PQ 144A 6.75% 11/15/22	50,000	53,875
Scotts Miracle-Gro 5.25% 12/15/26	65,000	68,250
Sherwin-Williams 3.45% 6/1/27	180,000	181,559
Westlake Chemical 5.00% 8/15/46	100,000	106,040

		1,301,461

Commercial Services & Supplies–0.27%
Covanta Holding 5.875% 7/1/25	90,000	87,525
Herc Rentals
#144A 7.50% 6/1/22	19,000	20,140
#144A 7.75% 6/1/24	13,000	13,780
#Kar Auction Services 144A 5.125% 6/1/25	35,000	35,744
Penske Truck Leasing
#144A 3.30% 4/1/21	40,000	41,128
#144A 4.20% 4/1/27	315,000	326,047

		524,364

Communications Equipment–0.03%
Cisco Systems 1.85% 9/20/21	55,000	54,355

		54,355

Construction & Engineering–0.13%
CSC Holdings
5.25% 6/1/24	16,000	16,362
#144A 10.875% 10/15/25	200,000	241,250

		257,612

Construction Materials–0.30%
#Cemex 144A 7.75% 4/16/26	200,000	229,250
Hyundai Capital America
#144A 2.55% 2/6/19	50,000	50,207
#144A 3.00% 3/18/21	20,000	20,130
#LafargeHolcim Finance 144A 3.50% 9/22/26	280,000	277,365
US Concrete 6.375% 6/1/24	5,000	5,300

		582,252

Consumer Finance–0.17%
Ally Financial 5.75% 11/20/25	90,000	95,063
#BMW U.S. Capital 144A 3.30% 4/6/27	35,000	35,351
Capital One Financial 3.75% 3/9/27	25,000	24,959
#Daimler Finance North America 144A 3.45% 1/6/27	150,000	152,630

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Toyota Motor Credit 2.80% 7/13/22		20,000	$20,355

			328,358

Containers & Packaging–0.29%
#Ardagh Packaging Finance 144A 6.00% 2/15/25		200,000	210,500
#BWAY Holding 144A 5.50% 4/15/24		155,000	158,681
#CCL Industries 144A 3.25% 10/1/26		35,000	33,775
International Paper 4.40% 8/15/47		125,000	126,334
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		35,000	38,653

			567,943

Diversified Consumer Services–0.03%
#ServiceMaster 144A 5.125% 11/15/24		60,000	62,250

			62,250

Diversified Financial Services–0.10%
Berkshire Hathaway 2.75% 3/15/23		25,000	25,351
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	115,867
Berkshire Hathaway Finance 2.90% 10/15/20		55,000	56,790

			198,008

Diversified Telecommunication Services–1.12%
AT&T
4.25% 3/1/27		575,000	595,674
5.25% 3/1/37		75,000	80,148
Bell Canada 3.35% 3/22/23	CAD	19,000	15,281
CenturyLink
5.80% 3/15/22		45,000	46,969
6.75% 12/1/23		105,000	113,466
#Cincinnati Bell 144A 7.00% 7/15/24		40,000	41,908
Level 3 Financing 5.375% 5/1/25		25,000	26,375
#SFR Group 144A 7.375% 5/1/26		200,000	217,750
#Telecom Italia 144A 5.303% 5/30/24		200,000	215,250
Telefonica Emisiones 5.213% 3/8/47		180,000	195,110
#UPCB Finance IV 144A 5.375% 1/15/25		200,000	210,250
Verizon Communications 5.25% 3/16/37		40,000	43,134

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Virgin Media Secured Finance 144A 5.25% 1/15/26	200,000	$208,912
Zayo Group
#144A 5.75% 1/15/27	20,000	20,975
6.00% 4/1/23	35,000	37,013
6.375% 5/15/25	100,000	108,312

		2,176,527

Electric Utilities–1.54%
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,737
ComEd Financing III 6.35% 3/15/33	60,000	64,418
Duke Energy 2.65% 9/1/26	155,000	147,504
•Emera 6.75% 6/15/76	380,000	431,300
Emera U.S. Finance 4.75% 6/15/46	55,000	58,275
Enel Americas 4.00% 10/25/26	10,000	10,123
#Enel Finance International 144A 3.625% 5/25/27	450,000	446,573
Entergy
2.95% 9/1/26	10,000	9,595
4.00% 7/15/22	110,000	116,388
Entergy Louisiana
3.12% 9/1/27	75,000	74,840
4.95% 1/15/45	20,000	20,646
Entergy Mississippi 2.85% 6/1/28	65,000	63,088
Exelon
3.497% 6/1/22	45,000	46,025
3.95% 6/15/25	40,000	41,462
#Fortis 144A 3.055% 10/4/26	280,000	270,736
Great Plains Energy
3.90% 4/1/27	45,000	45,613
4.85% 6/1/21	25,000	26,664
Indiana Michigan Power
3.20% 3/15/23	165,000	167,448
4.55% 3/15/46	25,000	27,460
Kansas City Power & Light 3.65% 8/15/25	65,000	66,078
LG&E & KU Energy 4.375% 10/1/21	115,000	122,356
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	30,830
MidAmerican Energy 4.25% 5/1/46	45,000	48,343
#New York State Electric & Gas 144A 3.25% 12/1/26	55,000	55,141
NextEra Energy Capital Holdings
3.55% 5/1/27	225,000	229,036
3.625% 6/15/23	25,000	25,680
NV Energy 6.25% 11/15/20	45,000	50,663

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Pennsylvania Electric 5.20% 4/1/20	55,000	$58,142
#Rochester Gas & Electric 144A 3.10% 6/1/27	40,000	40,004
Southern
2.75% 6/15/20	70,000	70,863
3.25% 7/1/26	75,000	73,511
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	25,968

		2,970,510

Electrical Equipment–0.11%
#Sensata Technologies UK
Financing 144A 6.25% 2/15/26	200,000	219,000

		219,000

Electronic Equipment, Instruments & Components–0.01%
CDW 5.00% 9/1/25	10,000	10,425

		10,425

Energy Equipment & Services–0.04%
#Nabors Industries 144A 5.50% 1/15/23	37,000	35,196
#Transocean Proteus 144A 6.25% 12/1/24	47,500	48,687

		83,883

Equity Real Estate Investment Trusts–1.26%
American Tower
4.00% 6/1/25	65,000	67,438
4.40% 2/15/26	335,000	351,731
#American Tower Trust I 144A 3.07% 3/15/23	60,000	60,550
CC Holdings GS V 3.849% 4/15/23	15,000	15,790
Corporate Office Properties
3.60% 5/15/23	40,000	39,804
5.25% 2/15/24	40,000	42,881
Crown Castle International 5.25% 1/15/23	415,000	461,556
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	224,256
CubeSmart 3.125% 9/1/26	50,000	47,605
CyrusOne
#144A 5.00% 3/15/24	25,000	25,813
#144A 5.375% 3/15/27	50,000	52,187
DDR 7.875% 9/1/20	45,000	51,582
Education Realty Operating Partnership 4.60% 12/1/24	45,000	45,816
GEO Group
5.125% 4/1/23	10,000	10,100
5.875% 10/15/24	10,000	10,375
GLP Capital 5.375% 4/15/26	60,000	65,687

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Hospitality Properties Trust 4.50% 3/15/25	45,000	$46,256
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,211
3.875% 4/1/24	20,000	20,374
4.50% 2/1/26	40,000	42,018
#Iron Mountain U.S. Holdings 144A 5.375% 6/1/26	125,000	131,875
Lamar Media 5.75% 2/1/26	25,000	27,031
LifeStorage 3.50% 7/1/26	40,000	38,354
MGM Growth Properties Operating Partnership 4.50% 9/1/26	40,000	40,450
Physicians Realty 4.30% 3/15/27	20,000	20,308
Regency Centers 3.60% 2/1/27	70,000	69,657
#SBA Communications 144A 4.875% 9/1/24	40,000	40,800
SBA Tower Trust
#144A 2.24% 4/10/18	40,000	39,989
#144A 2.898% 10/8/19	25,000	25,132
UDR 4.00% 10/1/25	155,000	160,572
Uniti Group
#144A 7.125% 12/15/24	85,000	84,602
8.25% 10/15/23	30,000	31,050
WP Carey 4.60% 4/1/24	35,000	36,500

		2,438,350

Food & Staples Retailing–0.08%
#Albertsons 144A 5.75% 3/15/25	125,000	116,563
Kroger 2.65% 10/15/26	50,000	46,205

		162,768

Food Products–0.24%
#Dean Foods 144A 6.50% 3/15/23	100,000	105,750
#JBS USA Finance 144A 5.75% 6/15/25	90,000	85,050
Lamb Weston Holdings
#144A 4.625% 11/1/24	30,000	31,050
#144A 4.875% 11/1/26	60,000	62,475
#Post Holdings 144A 5.00% 8/15/26	75,000	75,000
Tyson Foods 3.55% 6/2/27	110,000	111,510

		470,835

Gas Utilities–0.30%
AmeriGas Partners
5.50% 5/20/25	60,000	61,500
5.875% 8/20/26	70,000	72,100
National Rural Utilities Cooperative Finance 2.85% 1/27/25	115,000	114,575

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
National Rural Utilities Cooperative Finance (continued)
•4.75% 4/30/43	60,000	$61,432
•5.25% 4/20/46	260,000	274,174

		583,781

Health Care Equipment & Supplies–0.15%
Abbott Laboratories 4.90% 11/30/46	70,000	77,411
Becton Dickinson
2.894% 6/6/22	65,000	65,276
3.363% 6/6/24	60,000	60,227
Hill-Rom Holdings
#144A 5.00% 2/15/25	30,000	30,750
#144A 5.75% 9/1/23	50,000	52,875

		286,539

Health Care Providers & Services–0.51%
#Air Medical Group Holdings 144A 6.375% 5/15/23	111,000	105,727
Community Health Systems 6.25% 3/31/23	30,000	31,083
DaVita 5.00% 5/1/25	65,000	65,325
HCA
5.375% 2/1/25	70,000	74,011
5.875% 2/15/26	150,000	162,375
HealthSouth
5.125% 3/15/23	10,000	10,350
5.75% 11/1/24	140,000	144,375
5.75% 9/15/25	5,000	5,287
#MPH Acquisition Holdings 144A 7.125% 6/1/24	110,000	117,563
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	40,051
Tenet Healthcare
8.00% 8/1/20	105,000	106,444
8.125% 4/1/22	45,000	47,869
#THC Escrow 144A 5.125% 5/1/25	65,000	65,406
#Universal Health Services 144A 5.00% 6/1/26	10,000	10,425

		986,291

Health Care Technology–0.04%
#Change Healthcare Holdings 144A 5.75% 3/1/25	75,000	76,781

		76,781

Hotels, Restaurants & Leisure–0.51%
Aramark Services
4.75% 6/1/26	10,000	10,400
5.125% 1/15/24	55,000	57,956
Boyd Gaming 6.375% 4/1/26	90,000	97,537

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
#ESH Hospitality 144A 5.25% 5/1/25		75,000	$77,906
#Hilton Worldwide Finance 144A 4.875% 4/1/27		60,000	62,925
KFC Holding
#144A 5.00% 6/1/24		18,000	18,810
#144A 5.25% 6/1/26		18,000	18,990
#Landry’s 144A 6.75% 10/15/24		90,000	92,363
Marriott International
3.75% 3/15/25		35,000	36,114
4.50% 10/1/34		5,000	5,240
MGM Resorts International 4.625% 9/1/26		65,000	65,975
#Mohegan Gaming & Entertainment 144A 7.875% 10/15/24		115,000	120,031
#Penn National Gaming 144A 5.625% 1/15/27		135,000	137,869
Scientific Games International 10.00% 12/1/22		140,000	154,000
Wyndham Worldwide 4.15% 4/1/24		30,000	30,858

			986,974

Household Durables–0.06%
Lennar 4.50% 4/30/24		25,000	25,903
PulteGroup 5.00% 1/15/27		50,000	51,500
Tempur Sealy International 5.50% 6/15/26		40,000	40,750

			118,153

Independent Power & Renewable Electricity Producers–0.13%
AES 5.50% 4/15/25		25,000	26,281
#AES Gener 144A 5.25% 8/15/21		25,000	26,878
Calpine
#144A 5.25% 6/1/26		30,000	29,550
5.375% 1/15/23		30,000	29,363
Dynegy
6.75% 11/1/19		40,000	41,450
7.375% 11/1/22		50,000	49,500
IPALCO Enterprises 5.00% 5/1/18		45,000	45,956

			248,978

Industrial Conglomerates–0.13%
General Electric
2.10% 12/11/19		70,000	70,580
4.25% 1/17/18	NZD	50,000	36,978
5.55% 5/4/20		30,000	32,977
6.00% 8/7/19		56,000	60,879
Roper Technologies 2.80% 12/15/21		30,000	30,286

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Roper Technologies (continued)
3.80% 12/15/26	15,000	$15,442

		247,142

Insurance–1.14%
Allstate 3.28% 12/15/26	335,000	340,673
#Brighthouse Financial 144A 3.70% 6/22/27	75,000	74,242
#HUB International 144A 7.875% 10/1/21	100,000	104,500
•Manulife Financial 4.061% 2/24/32	175,000	176,910
MetLife
•5.25% 12/29/49	355,000	369,456
6.817% 8/15/18	85,000	89,762
NUVEEN FINANCE
#144A 2.95% 11/1/19	35,000	35,520
#144A 4.125% 11/1/24	80,000	82,898
#Principal Life Global Funding II 144A 3.00% 4/18/26	165,000	162,810
Progressive 4.125% 4/15/47	255,000	266,561
•Prudential Financial 5.375% 5/15/45	250,000	271,250
#USIS Merger Sub 144A 6.875% 5/1/25	125,000	127,500
Willis North America 3.60% 5/15/24	30,000	30,347
XLIT
•3.616% 12/29/49	30,000	28,050
5.50% 3/31/45	40,000	42,844

		2,203,323

IT Services–0.06%
First Data
#144A 5.75% 1/15/24	50,000	52,125
#144A 7.00% 12/1/23	56,000	59,920

		112,045

Life Sciences Tools & Services–0.14%
Thermo Fisher Scientific 3.00% 4/15/23	260,000	262,447

		262,447

Machinery–0.25%
#Allison Transmission 144A 5.00% 10/1/24	28,000	28,770
Crane
2.75% 12/15/18	10,000	10,107
4.45% 12/15/23	60,000	63,148
Parker-Hannifin 3.30% 11/21/24	5,000	5,160
#Siemens Financierings-maatschappij 144A 3.125% 3/16/24	275,000	279,612

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
#Zekelman Industries 144A 9.875% 6/15/23	95,000	$106,994

		493,791

Media–0.97%
#AMC Entertainment Holdings 144A 6.125% 5/15/27	80,000	84,625
CCO Holdings
#144A 5.125% 5/1/23	50,000	52,625
#144A 5.125% 5/1/27	65,000	66,625
#144A 5.75% 2/15/26	10,000	10,725
#144A 5.875% 5/1/27	65,000	69,631
#Cequel Communications Holdings I 144A 7.75% 7/15/25	200,000	222,000
DISH DBS 7.75% 7/1/26	70,000	83,125
#Gray Television 144A 5.875% 7/15/26	100,000	102,250
#Midcontinent Communications 144A 6.875% 8/15/23	45,000	48,713
#Nexstar Broadcasting 144A 5.625% 8/1/24	40,000	40,600
#Radiate Holdco 144A 6.625% 2/15/25	80,000	80,200
#Sinclair Television Group 144A 5.125% 2/15/27	55,000	53,487
#Sirius XM Radio 144A 5.375% 7/15/26	80,000	83,000
Time Warner Cable 7.30% 7/1/38	410,000	525,601
Time Warner Entertainment 8.375% 3/15/23	65,000	81,883
Tribune Media 5.875% 7/15/22	55,000	57,887
#VTR Finance 144A 6.875% 1/15/24	200,000	212,500

		1,875,477

Metals & Mining–0.47%
ArcelorMittal 6.125% 6/1/25	40,000	45,000
Barrick North America Finance 5.75% 5/1/43	140,000	170,548
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	255,000	278,715
#Cliffs Natural Resources 144A 5.75% 3/1/25	25,000	23,687
FMG Resources August 2006 Pty
#144A 4.75% 5/15/22	55,000	55,344
#144A 5.125% 5/15/24	45,000	45,113
Freeport-McMoRan 6.875% 2/15/23	45,000	47,728
#Hudbay Minerals 144A 7.625% 1/15/25	40,000	42,100

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Novelis 144A 6.25% 8/15/24	100,000	$105,250
Steel Dynamics 5.00% 12/15/26	50,000	51,437
Vale Overseas
5.875% 6/10/21	5,000	5,380
6.25% 8/10/26	40,000	43,250

		913,552

Multiline Retail–0.12%
Dollar General 3.875% 4/15/27	215,000	220,611
JC Penney 8.125% 10/1/19	14,000	15,330

		235,941

Multi-Utilities–0.35%
Ameren Illinois 9.75% 11/15/18	263,000	290,701
CMS Energy 6.25% 2/1/20	60,000	66,088
Consumers Energy 3.25% 8/15/46	40,000	36,769
Dominion Energy
3.625% 12/1/24	45,000	46,176
3.90% 10/1/25	45,000	46,663
DTE Energy
2.85% 10/1/26	60,000	57,181
3.30% 6/15/22	45,000	46,225
3.80% 3/15/27	25,000	25,607
Union Electric 2.95% 6/15/27	35,000	34,684
Wisconsin Electric Power 4.30% 12/15/45	25,000	26,335

		676,429

Oil, Gas & Consumable Fuels–1.94%
#Alta Mesa Holdings 144A 7.875% 12/15/24	80,000	81,000
Anadarko Petroleum
5.55% 3/15/26	125,000	139,927
6.60% 3/15/46	110,000	136,337
Antero Resources 5.625% 6/1/23	45,000	45,787
BP Capital Markets
3.216% 11/28/23	110,000	111,806
3.224% 4/14/24	50,000	50,539
Cheniere Corpus Christi Holdings
#144A 5.125% 6/30/27	95,000	97,494
5.875% 3/31/25	20,000	21,400
Chesapeake Energy
#144A 8.00% 12/15/22	22,000	23,347
#144A 8.00% 1/15/25	25,000	24,844
#Crestwood Midstream Partners 144A 5.75% 4/1/25	75,000	75,000
#Diamondback Energy 144A 4.75% 11/1/24	85,000	85,000
Ecopetrol 7.375% 9/18/43	5,000	5,391
Enbridge 5.50% 12/1/46	55,000	61,752

LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer
6.125% 12/15/45	135,000	$146,629
9.70% 3/15/19	60,000	67,223
Energy Transfer Equity 7.50% 10/15/20	35,000	39,287
•Enterprise Products Operating 7.034% 1/15/68	10,000	10,290
Genesis Energy 6.75% 8/1/22	40,000	40,300
Gulfport Energy
#144A 6.00% 10/15/24	35,000	34,213
6.625% 5/1/23	70,000	70,525
#Halcon Resources 144A 6.75% 2/15/25	40,000	36,200
#Hilcorp Energy I 144A 5.00% 12/1/24	110,000	101,750
Laredo Petroleum 6.25% 3/15/23	35,000	34,913
MPLX 4.875% 12/1/24	385,000	411,095
Murphy Oil 6.875% 8/15/24	125,000	130,937
Newfield Exploration
5.375% 1/1/26	50,000	52,000
5.75% 1/30/22	25,000	26,437
Noble Energy 5.05% 11/15/44	180,000	185,549
NuStar Logistics 5.625% 4/28/27	70,000	73,675
Petroleos Mexicanos 6.75% 9/21/47	15,000	15,186
Plains All American Pipeline 8.75% 5/1/19	120,000	133,464
QEP Resources 5.25% 5/1/23	50,000	47,500
Sabine Pass Liquefaction
5.625% 4/15/23	100,000	111,293
5.625% 3/1/25	165,000	182,283
5.75% 5/15/24	100,000	111,506
Southwestern Energy
4.10% 3/15/22	20,000	18,737
6.70% 1/23/25	100,000	98,250
Spectra Energy Capital 3.30% 3/15/23	55,000	55,274
#Standard Industries 144A 5.00% 2/15/27	160,000	163,600
Targa Resources Partners
#144A 5.125% 2/1/25	25,000	25,844
#144A 5.375% 2/1/27	30,000	31,200
#Tesoro 144A 4.75% 12/15/23	100,000	108,250
Tesoro Logistics 5.25% 1/15/25	45,000	47,419
Transcanada Trust
•5.30% 3/15/77	25,000	25,747
•5.875% 8/15/76	30,000	32,631

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Woodside Finance 144A 8.75% 3/1/19	105,000	$115,999

		3,744,830

Paper & Forest Products–0.14%
#Boise Cascade 144A 5.625% 9/1/24	110,000	113,850
Georgia-Pacific 8.00% 1/15/24	125,000	160,564

		274,414

Pharmaceuticals–0.34%
#Mallinckrodt International Finance 144A 5.50% 4/15/25	55,000	48,400
Mylan 3.95% 6/15/26	90,000	91,358
Pfizer 3.00% 12/15/26	220,000	220,884
Shire Acquisitions Investments Ireland
2.40% 9/23/21	65,000	64,306
2.875% 9/23/23	240,000	238,218

		663,166

Professional Services–0.03%
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	60,000	61,650

		61,650

Road & Rail–0.05%
#Avis Budget Car Rental 144A 6.375% 4/1/24	35,000	35,087
Union Pacific 3.00% 4/15/27	60,000	60,239

		95,326

Semiconductors & Semiconductor Equipment–0.05%
#Advanced Disposal Services 144A 5.625% 11/15/24	85,000	87,763

		87,763

Software–0.46%
CDK Global 5.00% 10/15/24	125,000	133,437
Infor US 6.50% 5/15/22	70,000	72,800
Microsoft
3.70% 8/8/46	220,000	218,276
4.25% 2/6/47	350,000	379,904
#Symantec 144A 5.00% 4/15/25	80,000	83,925

		888,342

Specialty Retail–0.31%
Lowe’s
3.10% 5/3/27	160,000	159,470
3.70% 4/15/46	270,000	260,925
Murphy Oil USA 6.00% 8/15/23	60,000	63,600
Penske Automotive Group 5.50% 5/15/26	120,000	119,700

		603,695

LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals–0.25%
Apple 3.20% 5/11/27	405,000	$410,236
#Dell International 144A 6.02% 6/15/26	35,000	38,619
#Western Digital 144A 7.375% 4/1/23	35,000	38,544

		487,399

Textiles, Apparel & Luxury Goods–0.03%
Coach 4.125% 7/15/27	60,000	59,468

		59,468

Tobacco–0.12%
Reynolds American 4.00% 6/12/22	215,000	228,082

		228,082

Trading Companies & Distributors–0.52%
#•AerCap Global Aviation Trust 144A 6.50% 6/15/45	200,000	213,500
AerCap Ireland Capital 3.95% 2/1/22	150,000	156,337
Air Lease
3.00% 9/15/23	55,000	54,760
3.625% 4/1/27	185,000	185,395
#HD Supply 144A 5.75% 4/15/24	60,000	63,900
International Lease Finance 8.625% 1/15/22	135,000	166,396
United Rentals North America
5.50% 5/15/27	140,000	144,550
5.875% 9/15/26	20,000	21,375

		1,006,213

Wireless Telecommunication Services–0.11%
Sprint
7.125% 6/15/24	55,000	61,325
7.875% 9/15/23	97,000	111,793
T-Mobile USA 6.50% 1/15/26	30,000	33,187

		206,305

Total Corporate Bonds (Cost $45,816,126)		46,467,787

MUNICIPAL BONDS–2.08%
Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	65,000	98,697
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	500,000	487,935
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	50,000	76,386
Chicago, Illinois Series A 6.00% 1/1/38	500,000	514,190

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Commonwealth of Massachusetts Series C 5.00% 10/1/25	15,000	$18,504
Cuyoga County Ohio Hospital Revenue (Metrohealth System) 5.50% 2/15/57	500,000	548,855
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	617,380
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	30,000	44,057
(Build America Bonds) Series F 7.414% 1/1/40	15,000	22,676
Salt Verde Financial 5.00% 12/1/37	500,000	602,965
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	19,682
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	422,044
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	40,000	46,574
Series A 5.00% 10/15/45	10,000	11,559
Tobacco Settlement Financing Series 1A 5.00% 6/1/41	500,000	491,755

Total Municipal Bonds (Cost $3,937,486)		4,023,259

NON-AGENCY ASSET-BACKED SECURITIES–2.43%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	32,331	32,629
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,953
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	100,265
•BA Credit Card Trust Series 2014-A3 A 1.449% 1/15/20	35,000	35,012
#•Cedar Funding III CLO Series 2014-3A A1 144A 2.702% 5/20/26	250,000	250,116
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 1.547% 9/10/20	265,000	265,991
•CNH Equipment Trust Series 2016-B A2B 1.559% 10/15/19	5,311	5,318
Discover Card Execution Note Trust
•Series 2013-A1 A1 1.459% 8/17/20	450,000	450,533

LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Series 2017-A3 A3 1.389% 10/17/22	460,000	$461,009
#•GoldenTree Loan Management U.S. CLO 1 Series 2017-1A A 144A 2.404% 4/20/29	250,000	250,972
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	47,250	44,688
#Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20	100,000	99,790
#•KVK CLO Series 2015-1A AR 144A 2.422% 5/20/27	250,000	249,873
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.719% 7/16/18	10,145	10,152
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.739% 5/15/20	100,000	100,370
#•MP CLO IV Series 2013-2A ARR 144A 1.28% 7/25/29	250,000	250,000
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.566% 9/27/21	25,000	25,133
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	99,779
#•Northwoods Capital XV Series 2017-15A A 144A 0.00% 6/20/29	250,000	249,871
#•OCP CLO 2017-13 Series 2017-13A A1A 144A 1.26% 7/15/30	250,000	249,657
#•Octagon Investment Partners XV Series 2013-1A A1AR 144A 0.00% 7/19/30	250,000	250,000
#•PFS Financing Series 2015-AA A 144A 1.779% 4/15/20	100,000	99,980
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	99,991
#•Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55	68,363	68,890
#•Trinitas CLO VI Series 2017-6A A 144A 2.655% 7/25/29	250,000	250,000
#•Venture XXVIII CLO Series 2017-28A A2 144A 1.11% 7/20/30	250,000	247,929
Verizon Owner Trust
#Series 2016-2A A 144A 1.68% 5/20/21	100,000	99,727
#Series 2017-1A A 144A 2.06% 9/20/21	100,000	100,362

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	100,000	$99,991
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.662% 10/20/19	50,000	50,042

Total Non-Agency Asset-Backed Securities (Cost $4,695,773)		4,698,023

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.21%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,150	1,105
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	16,167	16,092
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	21,353	22,097
•Series 2007-A1 7A4 3.466% 7/25/35	10,356	9,264
New Residential Mortgage Loan Trust
#•Series 2017-1A A1 144A 4.00% 2/25/57	92,111	95,762
#•Series 2017-2A A3 144A 4.00% 3/25/57	94,268	98,153
Sequoia Mortgage Trust
#•Series 2014-2 A4 144A 3.50% 7/25/44	38,195	38,802
#•Series 2015-1 B2 144A 3.877% 1/25/45	14,163	14,266
#•=Series 2017-4 A1 144A 3.50% 7/25/47	100,000	101,609
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	10,085	10,303

Total Non-Agency Collateralized Mortgage Obligations (Cost $402,384)		407,453

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.92%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.158% 2/10/51	13,122	13,127
Bank 2017 Series 2017-BNK5 A5 3.39% 6/15/60	70,000	71,162

LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank 2017 (continued)
Series 2017-BNK5 B 3.896% 6/15/60	50,000	$50,945
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	17,668	17,753
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	60,000	60,794
•Series 2016-CD2 A4 3.526% 11/10/49	30,000	30,976
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	95,000	99,319
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.866% 12/10/49	25,000	25,017
Series 2014-GC25 A4 3.635% 10/10/47	45,000	46,799
Series 2015-GC27 A5 3.137% 2/10/48	50,000	50,229
Series 2016-P3 A4 3.329% 4/15/49	145,000	147,703
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	40,000	40,321
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,502
Series 2014-CR20 AM 3.938% 11/10/47	85,000	88,621
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	100,937
Series 2015-CR23 A4 3.497% 5/10/48	35,000	36,007
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	76,133
Series 2016-C3 A5 2.89% 9/10/49	45,000	44,229
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.871% 11/10/46	100,000	109,230
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	600,000	623,179
GS Mortgage Securities Trust Series 2015-GC32 A4 3.764% 7/10/48	30,000	31,485

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2017-GS5 A4 3.674% 3/10/50	65,000	$67,838
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	220,000	230,319
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	75,000	75,275
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.702% 8/12/37	15,000	15,570
Series 2013-LC11 B 3.499% 4/15/46	35,000	35,106
Series 2015-JP1 A5 3.914% 1/15/49	30,000	31,862
Series 2016-JP2 A4 2.822% 8/15/49	95,000	92,855
Series 2016-JP2 AS 3.056% 8/15/49	60,000	58,525
•Series 2016-JP3 B 3.397% 8/15/49	20,000	19,594
#Series 2016-WIKI A 144A 2.798% 10/5/31	20,000	20,291
#Series 2016-WIKI B 144A 3.201% 10/5/31	35,000	35,654
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	26,982	23,491
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	41,908
Series 2015-C23 A4 3.719% 7/15/50	115,000	120,422
Series 2015-C26 A5 3.531% 10/15/48	35,000	36,137
Series 2016-C29 A4 3.325% 5/15/49	35,000	35,561
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	100,000	94,136
Series 2016-BNK2 A4 3.049% 11/15/49	395,000	391,615
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 1.153% 9/15/58	3,103,562	188,943
Series 2015-NXS3 A4 3.617% 9/15/57	65,000	67,278
Series 2016-BNK1 A3 2.652% 8/15/49	60,000	57,786

LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
=Series 2017-C38 A5 3.453% 7/15/50		70,000	$72,094
•Series 2017-RB1 XA 1.445% 3/15/50		999,194	98,051

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,726,994)			3,705,779

ΔREGIONAL BONDS–0.12%
Australia–0.09%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	112,664
4.00% 5/20/26	AUD	34,700	29,110
Queensland Treasury
#144A 2.75% 8/20/27	AUD	14,000	10,361
#144A 3.25% 7/21/28	AUD	29,000	22,288

			174,423

Canada–0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,111
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	51,985

			62,096

Total Regional Bonds (Cost $240,388)			236,519

ΔSOVEREIGN BONDS–0.14%
Australia–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	29,146

			29,146

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,795

			8,795

Hungary–0.02%
Hungary Government International Bond 5.75% 11/22/23		40,000	45,810

			45,810

New Zealand–0.04%
New Zealand Government Bond
2.75% 4/15/25	NZD	75,000	54,521
4.50% 4/15/27	NZD	22,000	18,194

			72,715

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	79,249,309	$69,996

			69,996

United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	36,891

			36,891

Total Sovereign Bonds (Cost $263,856)			263,353

SUPRANATIONAL BANKS–0.05%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	99,000	73,921
4.625% 10/6/21	NZD	13,000	10,108
International Finance
3.625% 5/20/20	NZD	12,000	8,995

Total Supranational Banks (Cost $85,073)			93,024

U.S. TREASURY OBLIGATIONS–3.97%
U.S. Treasury Bond 3.00% 5/15/47		1,655,000	1,708,303
U.S. Treasury Notes
1.75% 5/31/22		970,000	964,430
1.75% 6/30/22		570,000	566,359
2.25% 2/15/27		4,140,000	4,121,482
2.375% 5/15/27		325,000	327,101

Total U.S. Treasury Obligations (Cost $7,643,212)			7,687,675

		Number of Shares

MONEY MARKET FUND–5.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)		11,491,208	11,491,208

Total Money Market Fund (Cost $11,491,208)			11,491,208

LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–4.65%
≠Discounted Commercial Paper–4.65%
Abbey National Treasury Services 1.06% 7/3/17	9,000,000	$8,999,470

Total Short-Term Investment (Cost $8,999,470)		8,999,470

TOTAL VALUE OF SECURITIES–106.33% (Cost $192,760,287)	205,686,198
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.33%)	(12,240,882)

NET ASSETS APPLICABLE TO 12,759,728 SHARES OUTSTANDING–100.00%	$193,445,316

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $20,351,601, which represents 10.52% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
11 Canada 10 yr Bond	$1,226,753	$1,192,204	9/21/17	$—	$(34,549)
(19) Euro-Bund	(3,542,165)	(3,512,717)	9/8/17	29,448	—
(11) U.S. Treasury 10 yr Notes	(1,383,062)	(1,380,844)	9/21/17	2,218	—

Total				$31,666	$(34,549)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BB–Barclays Bank

CAD–Canadian Dollar

CLO–Collateralized Loan Obligations

DB–Deutsche Bank

FREMF–Freddie Mac Multifamily

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

JPM–JPMorgan

KRW–South Korean Won

LB–Lehman Brothers

NOK–Norwegian Krone

NZD–New Zealand Dollar

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–24

LVIP Delaware Wealth Builder Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value	$196,686,728
Short-term investments, at value	8,999,470

Total investments, at value	205,686,198
Receivable for securities sold	11,894,949
Dividends and interest receivable	953,736
Foreign currencies, at value	942,839
Cash	107,483
Cash collateral held at broker for futures contracts	81,860
Foreign tax reclaim receivable	79,737
Unrealized appreciation on futures contracts	31,666
Receivable for fund shares sold	17,767
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	15,342
Other assets	6,394

TOTAL ASSETS	219,817,971

LIABILITIES:
Payable for securities purchased	25,704,232
Payable for fund shares redeemed	335,670
Due to manager and affiliates	135,263
Other accrued expenses payable	85,692
Foreign currencies collateral due to broker for futures contracts, at value	77,249
Unrealized depreciation on futures contracts	34,549

TOTAL LIABILITIES	26,372,655

TOTAL NET ASSETS	$193,445,316

Investments, at cost	$183,760,817
Short-term investments, at cost	8,999,470

Total investments, at cost	$192,760,287

Foreign currencies, at cost	$922,788

Standard Class:
Net Assets	$167,219,083
Shares Outstanding	11,026,697
Net Asset Value Per Share	$15.165

Service Class:
Net Assets	$26,226,233
Shares Outstanding	1,733,031
Net Asset Value Per Share	$15.133

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$137,506,995
Undistributed net investment income	1,848,866
Accumulated net realized gain on investments	41,147,449
Net unrealized appreciation of investments and derivatives	12,942,006

TOTAL NET ASSETS	$193,445,316

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–25

LVIP Delaware Wealth Builder Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$1,716,104
Interest	1,021,872
Foreign tax withheld	(72,373)

2,665,603

EXPENSES:
Management fees	727,353
Reports and statements to shareholders	35,995
Professional fees	35,491
Distribution fees-Service Class	33,220
Pricing fees	32,985
Accounting and administration expenses	24,240
Custodian fees	23,912
Shareholder servicing fees	9,486
Trustees’ fees and expenses	2,675
Consulting fees	1,062
Other	1,440

927,859
Less:
Management fees waived	(103,531)
Expenses reimbursed	(89,702)

Total operating expenses	734,626

NET INVESTMENT INCOME	1,930,977

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	36,074,148
Foreign currencies	(61,714)
Foreign currency exchange contracts	8,125
Futures contracts	(240,403)
Options purchased	(153)
Swap contracts	(14,058)

Net realized gain	35,765,945

Net change in unrealized appreciation (depreciation) of:
Investments	(23,768,845)
Foreign currencies	43,620
Foreign currency exchange contracts	(8,918)
Futures contracts	12,632
Swap contracts	5,765

Net change in unrealized appreciation (depreciation)	(23,715,746)

NET REALIZED AND UNREALIZED GAIN	12,050,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,981,176

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,930,977	$3,056,263
Net realized gain	35,765,945	7,944,558
Net change in unrealized appreciation (depreciation)	(23,715,746)	(228,626)

Net increase in net assets resulting from operations	13,981,176	10,772,195

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,908,558)
Service Class	—	(387,950)
Net realized gain on investments:
Standard Class	—	(14,970,049)
Service Class	—	(2,307,297)

	—	(20,573,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,916,257	9,367,171
Service Class	2,756,688	6,007,228
Reinvestment of dividends and distributions:
Standard Class	—	17,878,607
Service Class	—	2,695,247

	5,672,945	35,948,253

Cost of shares redeemed:
Standard Class	(17,362,086)	(30,982,391)
Service Class	(4,905,847)	(7,272,904)

	(22,267,933)	(38,255,295)

Decrease in net assets derived from capital share transactions	(16,594,988)	(2,307,042)

NET DECREASE IN NET ASSETS	(2,613,812)	(12,108,701)
NET ASSETS:
Beginning of period	196,059,128	208,167,829

End of period	$193,445,316	$196,059,128

Undistributed (distributions in excess of) net investment income	$1,848,866	$(82,111)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–26

LVIP Delaware Wealth Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended 6/30/17[1,2] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14[3]	12/31/13	12/31/12
Net asset value, beginning of period	$14.117	$14.874	$15.931	$15.629	$13.195	$11.855

Income (loss) from investment operations:
Net investment income[4]	0.148	0.229	0.261	0.292	0.250	0.254
Net realized and unrealized gain (loss)	0.900	0.595	(0.487)	0.388	2.418	1.318

Total from investment operations	1.048	0.824	(0.226)	0.680	2.668	1.572

Less dividends and distributions from:
Net investment income	—	(0.246)	(0.273)	(0.378)	(0.234)	(0.232)
Net realized gain	—	(1.335)	(0.558)	—	—	—

Total dividends and distributions	—	(1.581)	(0.831)	(0.378)	(0.234)	(0.232)

Net asset value, end of period	$15.165	$14.117	$14.874	$15.931	$15.629	$13.195

Total return[5]	7.42%	5.62%	(1.33% )	4.34%	20.24%	13.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,219	$169,567	$181,811	$209,869	$224,511	$206,140
Ratio of expenses to average net assets	0.72%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.91%	0.90%	0.87%	0.90%	0.91%
Ratio of net investment income to average net assets	2.03%	1.56%	1.63%	1.82%	1.72%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.83%	1.38%	1.46%	1.68%	1.55%	1.82%
Portfolio turnover	91%	86%	69%	61%	70%	76%

[1]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–27

LVIP Delaware Wealth Builder Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended 6/30/17[1,2] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14[3]	12/31/13	12/31/12
Net asset value, beginning of period	$14.105	$14.864	$15.920	$15.620	$13.190	$11.851

Income (loss) from investment operations:
Net investment income[4]	0.130	0.192	0.220	0.252	0.213	0.222
Net realized and unrealized gain (loss)	0.898	0.593	(0.485)	0.386	2.415	1.317

Total from investment operations	1.028	0.785	(0.265)	0.638	2.628	1.539

Less dividends and distributions from:
Net investment income	—	(0.209)	(0.233)	(0.338)	(0.198)	(0.200)
Net realized gain	—	(1.335)	(0.558)	—	—	—

Total dividends and distributions	—	(1.544)	(0.791)	(0.338)	(0.198)	(0.200)

Net asset value, end of period	$15.133	$14.105	$14.864	$15.920	$15.620	$13.190

Total return[5]	7.29%	5.36%	(1.58% )	4.08%	19.94%	13.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,226	$26,492	$26,357	$28,603	$30,280	$27,915
Ratio of expenses to average net assets	0.97%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.16%	1.15%	1.12%	1.15%	1.16%
Ratio of net investment income to average net assets	1.78%	1.31%	1.38%	1.57%	1.47%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58%	1.13%	1.21%	1.43%	1.30%	1.57%
Portfolio turnover	91%	86%	69%	61%	70%	76%

[1]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–28

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (formerly LVIP Delaware Foundation® Aggressive Allocation Fund) (the “Fund”) . The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period, (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP Delaware Wealth Builder Fund–29

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2017, the waiver amount is 0.12% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. The agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2017, the waiver amount was 0.10% of the Fund’s average daily net assets.

Effective May 1, 2017, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to

LVIP Delaware Wealth Builder Fund–30

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

May 1, 2017, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class.

Effective May 1, 2017, Delaware Investments Fund Advisers (“DIFA”) is responsible for the day-to-day management of the Fund’s investment portfolio. Prior to May 1, 2017, DIFA and Jackson Square Partners, LLP (“JSP”) were responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays or paid DIFA and JSP a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$5,553
Legal	1,340

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,741 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$15,342
Management fees payable to LIAC	101,379
Distribution fees payable to LFD	5,476
Printing and mailing fees payable to Lincoln Life	23,741
Shareholder servicing fees payable to Lincoln Life	4,667

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities sales of $18,450.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$153,344,505
Purchases of U.S. government securities	17,486,597
Sales other than U.S. government securities	179,466,877
Sales of U.S. government securities	11,691,551

LVIP Delaware Wealth Builder Fund–31

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$192,760,287

Aggregate unrealized appreciation	$15,682,198
Aggregate unrealized depreciation	(2,756,287)

Net unrealized appreciation	$12,925,911

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Wealth Builder Fund–32

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,149,520	$—	$—	$2,149,520
Automobiles	1,536,387	—	—	1,536,387
Banks	3,729,668	—	—	3,729,668
Beverages	131,859	—	—	131,859
Biotechnology	2,491,728	—	—	2,491,728
Capital Markets	205,736	—	—	205,736
Chemicals	1,803,802	—	—	1,803,802
Commercial Services & Supplies	1,819,080	—	—	1,819,080
Communications Equipment	1,780,970	—	—	1,780,970
Diversified Telecommunication Services	4,241,319	—	—	4,241,319
Electric Utilities	914,823	—	—	914,823
Equity Real Estate Investment Trusts	10,641,061	—	—	10,641,061
Food & Staples Retailing	1,802,388	—	—	1,802,388
Food Products	1,812,118	—	—	1,812,118
Health Care Equipment & Supplies	1,555,520	—	—	1,555,520
Health Care Providers & Services	2,236,703	—	—	2,236,703
Household Products	3,641,886	—	—	3,641,886
Insurance	1,964,701	—	—	1,964,701
Internet Software & Services	235,022	—	—	235,022
Leisure Products	1,203,527	—	—	1,203,527
Multiline Retail	1,469,349	—	—	1,469,349
Oil, Gas & Consumable Fuels	5,436,819	—	—	5,436,819
Pharmaceuticals	5,142,201	—	—	5,142,201
Semiconductors & Semiconductor Equipment	1,801,581	—	—	1,801,581
Software	2,017,466	—	—	2,017,466
Technology Hardware, Storage & Peripherals	63,513	—	—	63,513
Tobacco	1,203,240	—	—	1,203,240
Developed Markets
Aerospace & Defense	555,045	—	—	555,045
Air Freight & Logistics	623,119	—	—	623,119
Auto Components	720,443	—	—	720,443
Automobiles	1,067,720	—	—	1,067,720
Banks	3,278,612	—	—	3,278,612
Beverages	585,871	—	—	585,871
Construction & Engineering	727,804	—	—	727,804
Diversified Telecommunication Services	704,758	—	—	704,758
Electrical Equipment	128,384	—	—	128,384
Household Durables	462,116	—	—	462,116
Industrial Conglomerates	610,719	—	—	610,719
Insurance	614,683	—	—	614,683
Machinery	346,637	—	—	346,637
Media	206,625	—	—	206,625
Metals & Mining	329,865	—	—	329,865
Multi-Utilities	1,290,429	—	—	1,290,429
Oil, Gas & Consumable Fuels	4,302,886	—	—	4,302,886
Pharmaceuticals	3,587,542	—	—	3,587,542
Professional Services	461,644	—	—	461,644
Road & Rail	627,839	—	—	627,839
Software	482,682	—	—	482,682
Specialty Retail	403,563	—	—	403,563

LVIP Delaware Wealth Builder Fund–33

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Technology Hardware, Storage & Peripherals	$1,190,700	$—	$—	$1,190,700
Textiles, Apparel & Luxury Goods	1,102,006	—	—	1,102,006
Tobacco	976,694	—	—	976,694
Trading Companies & Distributors	922,082	—	—	922,082
Wireless Telecommunication Services	379,090	—	—	379,090
Emerging Markets
Banks	440,308	—	—	440,308
Technology Hardware, Storage & Peripherals	623,257	—	—	623,257
Wireless Telecommunication Services	136,594	—	—	136,594
Preferred Stock	—	705,158	—	705,158
Agency Collateralized Mortgage Obligations	—	3,324,135	—	3,324,135
Agency Commercial Mortgage-Backed Securities	—	1,997,623	—	1,997,623
Agency Mortgage-Backed Securities	—	20,664,028	—	20,664,028
Corporate Bonds	—	46,467,787	—	46,467,787
Municipal Bonds	—	4,023,259	—	4,023,259
Non-Agency Asset-Backed Securities	—	4,698,023	—	4,698,023
Non-Agency Collateralized Mortgage Obligations	—	305,844	101,609	407,453
Non-Agency Commercial Mortgage-Backed Securities	—	3,633,685	72,094	3,705,779
Regional Bonds	—	236,519	—	236,519
Sovereign Bonds	—	263,353	—	263,353
Supranational Banks	—	93,024	—	93,024
U.S. Treasury Obligations	—	7,687,675	—	7,687,675
Money Market Fund	11,491,208	—	—	11,491,208
Short-Term Investments	—	8,999,470	—	8,999,470

Total Investments	$102,412,912	$103,099,583	$173,703	$205,686,198

Derivatives:
Assets:
Futures Contracts	$31,666	$—	$—	$31,666

Liabilities:
Futures Contracts	$(34,549)	$—	$—	$(34,549)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Wealth Builder Fund–34

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	197,573	640,838
Service Class	187,619	411,398
Shares reinvested:
Standard Class	—	1,257,240
Service Class	—	189,956

	385,192	2,499,432

Shares redeemed:
Standard Class	(1,182,350)	(2,110,107)
Service Class	(332,815)	(496,326)

	(1,515,165)	(2,606,433)

Net decrease	(1,129,973)	(107,001)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owns that were denominated in foreign currencies; and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

LVIP Delaware Wealth Builder Fund–35

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Options Contracts–During the six months ended June 30, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investment in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund’s overall exposure to certain markets; and to protect the value of portfolio securities.

No options contracts were outstanding at June 30, 2017.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No interest rate swap contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

LVIP Delaware Wealth Builder Fund–36

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events (including single name, baskets, and systemic).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2017.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)	Unrealized appreciation on futures contracts	$31,666	Unrealized depreciation on futures contracts	$(34,549)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$8,125	$(8,918)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,635	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(243,038)	12,632
Options contracts (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(153)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(4,508)	1,494
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(9,550)	4,271

Total		$(246,489)	$9,479

LVIP Delaware Wealth Builder Fund–37

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2017.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	178,920	USD	543,583
Futures contracts (average notional value)	USD	1,627,766	USD	2,375,454
Options contracts (average notional value)	USD	12	USD	—
CDS contracts (average notional value)*	USD	167,360	USD	293,760
Interest rate swap contracts (average notional value)	USD	—	USD	146,640

*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Schedule of Investments.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$31,666	$(34,549)	$(2,883)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(2,883)	$—	$—	$—	$2,883	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

LVIP Delaware Wealth Builder Fund–38

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely effected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities have been identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Wealth Builder Fund–39

LVIP Dimensional U.S. Core Equity 1 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Dimensional U.S. Core Equity 1 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund

Disclosure

OF FUND EXPENSES (Unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,079.00	0.41%	$2.11
Service Class Shares	1,000.00	1,077.20	0.76%	3.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
Service Class Shares	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.61%
Aerospace & Defense	2.73%
Air Freight & Logistics	0.79%
Airlines	0.97%
Auto Components	0.81%
Automobiles	0.60%
Banks	6.77%
Beverages	1.74%
Biotechnology	2.47%
Building Products	0.61%
Capital Markets	2.73%
Chemicals	2.68%
Commercial Services & Supplies	0.99%
Communications Equipment	1.12%
Construction & Engineering	0.42%
Construction Materials	0.19%
Consumer Finance	1.06%
Containers & Packaging	0.85%
Distributors	0.20%
Diversified Consumer Services	0.33%
Diversified Financial Services	0.91%
Diversified Telecommunication Services	2.16%
Electric Utilities	1.58%
Electrical Equipment	0.69%
Electronic Equipment, Instruments & Components	1.46%
Energy Equipment & Services	0.68%
Food & Staples Retailing	1.73%
Food Products	1.50%
Gas Utilities	0.33%
Health Care Equipment & Supplies	2.20%
Health Care Providers & Services	2.95%
Health Care Technology	0.19%
Hotels, Restaurants & Leisure	2.44%
Household Durables	0.96%
Household Products	1.17%
Independent Power & Renewable Electricity Producers	0.21%
Industrial Conglomerates	1.40%
Insurance	3.30%
Internet & Direct Marketing Retail	1.96%
Internet Software & Services	2.48%
IT Services	4.18%
Leisure Products	0.29%
Life Sciences Tools & Services	0.95%
Machinery	2.71%
Marine	0.05%
Media	3.16%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	0.65%
Multiline Retail	0.58%
Multi-Utilities	0.87%
Oil, Gas & Consumable Fuels	3.39%
Paper & Forest Products	0.16%
Personal Products	0.32%
Pharmaceuticals	3.31%
Professional Services	0.61%
Real Estate Management & Development	0.27%
Road & Rail	1.31%
Semiconductors & Semiconductor Equipment	3.57%
Software	3.89%
Specialty Retail	3.28%
Technology Hardware, Storage & Peripherals	4.20%
Textiles, Apparel & Luxury Goods	0.90%
Thrift & Mortgage Finance	0.39%
Tobacco	1.34%
Trading Companies & Distributors	0.52%
Transportation Infrastructure	0.03%
Water Utilities	0.15%
Wireless Telecommunication Services	0.17%
Rights	0.00%
Money Market Fund	0.37%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	3.60%
Microsoft	1.70%
Amazon.com	1.41%
Johnson & Johnson	1.16%
Alphabet Class A & Class C	1.15%
JPMorgan Chase & Co.	1.11%
AT&T	1.05%
Wells Fargo & Co.	0.94%
Home Depot	0.88%
Berkshire Hathaway Class B	0.84%
Total	13.84%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.61%
Aerospace & Defense–2.73%
AAR	6,489	$225,558
†Aerojet Rocketdyne Holdings	9,478	197,142
†Aerovironment	2,215	84,613
Arconic	29,682	672,297
†Astronics	2,505	76,327
†Astronics Class B	806	24,647
†Axon Enterprise	1,811	45,529
Boeing	37,923	7,499,273
BWX Technologies	11,734	572,033
Cubic	3,873	179,320
Curtiss-Wright	6,659	611,163
†DigitalGlobe	10,882	362,371
†Ducommun	1,600	50,528
†Engility Holdings	376	10,678
†Esterline Technologies	4,509	427,453
General Dynamics	13,232	2,621,259
HEICO	4,341	311,857
HEICO Class A	5,722	355,050
Hexcel	12,095	638,495
Huntington Ingalls Industries	3,927	731,050
†KLX	6,809	340,450
†Kratos Defense & Security Solutions	5,182	61,510
L3 Technologies	3,767	629,390
Lockheed Martin	14,443	4,009,521
†Mercury Systems	3,446	145,042
†Moog Class A	5,219	374,307
Northrop Grumman	9,036	2,319,632
Orbital ATK	5,421	533,210
Raytheon	13,074	2,111,190
Rockwell Collins	12,745	1,339,245
Spirit AeroSystems Holdings Class A	12,728	737,460
†Teledyne Technologies	4,923	628,421
Textron	22,144	1,042,982
TransDigm Group	3,095	832,153
Triumph Group	6,690	211,404
United Technologies	33,672	4,111,688
†Wesco Aircraft Holdings	14,929	161,980

		35,286,228

Air Freight & Logistics–0.79%
†Air Transport Services Group	11,784	256,656
†Atlas Air Worldwide Holdings	3,789	197,596
CH Robinson Worldwide	11,156	766,194
†Echo Global Logistics	2,584	51,422
Expeditors International of Washington	11,713	661,550
FedEx	12,617	2,742,053
Forward Air	3,352	178,595
†Hub Group Class A	4,075	156,276
United Parcel Service Class B	39,912	4,413,868
†XPO Logistics	12,314	795,854

		10,220,064

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.97%
Alaska Air Group	15,098	$1,355,196
Allegiant Travel	2,149	291,404
American Airlines Group	32,569	1,638,872
Copa Holdings Class A	4,803	561,951
Delta Air Lines	46,387	2,492,837
†Hawaiian Holdings	9,950	467,153
†JetBlue Airways	38,403	876,740
SkyWest	6,659	233,731
Southwest Airlines	39,453	2,451,609
†Spirit Airlines	10,860	560,919
†United Continental Holdings	21,708	1,633,527

		12,563,939

Auto Components–0.81%
Adient	4,561	298,198
†American Axle & Manufacturing Holdings	9,868	153,941
Autoliv	7,240	794,952
BorgWarner	18,858	798,825
Cooper Tire & Rubber	10,762	388,508
†Cooper-Standard Holdings	1,794	180,961
Dana	30,421	679,301
Delphi Automotive	16,408	1,438,161
†Dorman Products	2,401	198,731
†Fox Factory Holding	4,534	161,410
Gentex	34,298	650,633
†Gentherm	4,875	189,150
Goodyear Tire & Rubber	38,344	1,340,506
†Horizon Global	2,190	31,448
LCI Industries	3,305	338,432
Lear	7,285	1,035,053
†Modine Manufacturing	8,303	137,415
†Motorcar Parts of America	2,029	57,299
Standard Motor Products	2,906	151,751
†Stoneridge	3,532	54,428
Superior Industries International	3,283	67,466
Tenneco	8,836	510,986
Tower International	4,230	94,964
†Visteon	6,978	712,175

		10,464,694

Automobiles–0.60%
Ford Motor	244,134	2,731,859
General Motors	75,934	2,652,375
Harley-Davidson	15,921	860,052
†Tesla	1,541	557,241
Thor Industries	7,273	760,174
Winnebago Industries	3,677	128,695

		7,690,396

Banks–6.77%
1st Source	2,576	123,493
Ameris Bancorp	3,331	160,554

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Arrow Financial	444	$14,053
Associated Banc-Corp	16,938	426,838
Banc of California	1,402	30,143
BancFirst	1,055	101,913
†Bancorp	1,514	11,476
BancorpSouth	10,963	334,372
Bank of America	378,121	9,173,215
Bank of Hawaii	5,806	481,724
Bank of the Ozarks	11,882	556,909
BankUnited	12,210	411,599
Banner	3,101	175,238
BB&T	28,040	1,273,296
Berkshire Hills Bancorp	5,646	198,457
BOK Financial	5,174	435,289
Boston Private Financial Holdings	14,301	219,520
Brookline Bancorp	9,134	133,356
Bryn Mawr Bank	2,262	96,135
Camden National	636	27,291
Canadian Imperial Bank of Commerce	4,667	378,782
Capital Bank Financial	4,655	177,355
Cathay General Bancorp	8,683	329,520
CenterState Banks of Florida	2,822	70,155
Central Pacific Financial	5,001	157,381
Chemical Financial	7,551	365,544
CIT Group	10,255	499,419
Citigroup	101,820	6,809,722
Citizens Financial Group	10,989	392,088
City Holding	2,841	187,137
CoBiz Financial	3,260	56,724
Columbia Banking System	8,265	329,360
Comerica	8,793	643,999
Commerce Bancshares	10,911	620,072
Community Bank System	7,256	404,667
Community Trust Bancorp	1,117	48,869
ConnectOne Bancorp	2,533	57,119
Cullen/Frost Bankers	4,181	392,638
†Customers Bancorp	3,657	103,420
CVB Financial	14,317	321,130
†Eagle Bancorp	3,814	241,426
East West Bancorp	12,619	739,221
Enterprise Financial Services	1,260	51,408
†FCB Financial Holdings Class A	2,662	127,111
Fidelity Southern	1,928	44,074
Fifth Third Bancorp	49,269	1,279,023
†First BanCorp (Puerto Rico)	32,583	188,656
First Busey	2,410	70,661
First Citizens BancShares Class A	925	344,747
First Commonwealth Financial	14,092	178,687
First Financial	880	41,624
First Financial Bancorp	9,348	258,940
First Financial Bankshares	3,301	145,904
First Horizon National	26,832	467,413

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Interstate BancSystem Class A	3,666	$136,375
First Merchants	5,490	220,369
First Midwest Bancorp	14,084	328,298
First of Long Island	1,200	34,320
First Republic Bank	7,523	753,052
Flushing Financial	4,876	137,454
FNB	32,839	465,000
Fulton Financial	20,249	384,731
Glacier Bancorp	10,015	366,649
Great Southern Bancorp	946	50,611
Great Western Bancorp	1,016	41,463
Guaranty Bancorp	864	23,501
Hancock Holding	10,617	520,233
Hanmi Financial	4,000	113,800
Heartland Financial USA	2,621	123,449
Heritage Commerce	487	6,711
Heritage Financial	3,857	102,211
Hilltop Holdings	13,115	343,744
Home BancShares	17,596	438,140
†HomeTrust Bancshares	901	21,984
Hope Bancorp	16,420	306,233
Huntington Bancshares	53,810	727,511
IBERIABANK	4,674	380,931
Independent Bank (Massachusetts)	3,374	224,877
Independent Bank Group	1,383	82,289
International Bancshares	10,063	352,708
Investors Bancorp	34,004	454,293
JPMorgan Chase & Co.	156,544	14,308,122
KeyCorp	43,811	821,018
Lakeland Bancorp	1,264	23,826
Lakeland Financial	2,847	130,620
LegacyTexas Financial Group	5,666	216,045
M&T Bank	4,922	797,118
MB Financial	9,240	406,930
Mercantile Bank	836	26,317
National Bank Holdings Class A	3,583	118,633
NBT Bancorp	5,373	198,532
OFG Bancorp	4,091	40,910
Old National Bancorp	17,834	307,637
Opus Bank	660	15,972
†Pacific Premier Bancorp	1,415	52,213
PacWest Bancorp	9,294	434,030
Park National	762	79,035
Peapack Gladstone Financial	548	17,147
Peoples Bancorp	481	15,455
People’s United Financial	28,936	511,010
Pinnacle Financial Partners	5,894	370,143
PNC Financial Services Group	16,576	2,069,845
Popular	10,058	419,519
Preferred Bank	230	12,298
Prosperity Bancshares	7,549	484,948
Regions Financial	60,199	881,313

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Renasant	5,232	$228,848
S&T Bancorp	3,442	123,430
Sandy Spring Bancorp	3,312	134,666
†Seacoast Banking Corp. of Florida	1,194	28,775
ServisFirst Bancshares	3,091	114,027
†Signature Bank	3,370	483,696
Simmons First National Class A	2,933	155,156
South State	3,499	299,864
Southside Bancshares	1,287	44,968
Southwest Bancorp	2,660	67,963
State Bank Financial	5,416	146,882
Sterling Bancorp	15,776	366,792
Stock Yards Bancorp	2,112	82,157
SunTrust Banks	19,619	1,112,790
†SVB Financial Group	4,498	790,703
Synovus Financial	16,013	708,415
TCF Financial	27,139	432,596
†Texas Capital Bancshares	5,756	445,514
Tompkins Financial	1,213	95,487
Towne Bank	6,489	199,861
TriCo Bancshares	1,599	56,205
Trustmark	10,322	331,956
U.S. Bancorp	66,061	3,429,887
UMB Financial	5,641	422,285
Umpqua Holdings	24,155	443,486
Union Bankshares Corp.	7,033	238,419
United Bankshares	11,140	436,688
United Community Banks	8,010	222,678
Univest Corp. of Pennsylvania	1,042	31,208
Valley National Bancorp	29,056	343,151
Washington Trust Bancorp	1,086	55,983
Webster Financial	10,666	556,979
Wells Fargo & Co.	219,055	12,137,838
WesBanco	4,468	176,665
Westamerica Bancorporation	2,893	162,124
†Western Alliance Bancorp	10,465	514,878
Wintrust Financial	5,764	440,600
Zions Bancorporation	9,912	435,236

		87,307,296

Beverages–1.74%
†Boston Beer Class A	1,347	178,006
Brown-Forman Class A	1,046	51,568
Brown-Forman Class B	13,772	669,319
Coca-Cola	186,990	8,386,501
Coca-Cola Bottling Consolidated	1,354	309,890
Constellation Brands Class A	5,045	977,368
Dr Pepper Snapple Group	10,927	995,559
MGP Ingredients	1,497	76,601
Molson Coors Brewing Class B	5,112	441,370
†Monster Beverage	12,489	620,454
National Beverage	1,899	177,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
PepsiCo	83,267	$9,616,506

		22,500,812

Biotechnology–2.47%
AbbVie	94,538	6,854,950
†Acorda Therapeutics	4,839	95,328
†Alexion Pharmaceuticals	3,085	375,352
†Alkermes	3,336	193,388
†Alnylam Pharmaceuticals	2,227	177,626
Amgen	29,424	5,067,696
†Aptevo Therapeutics	2,879	5,960
†Biogen	9,631	2,613,468
†BioMarin Pharmaceutical	3,163	287,264
†Bioverativ	5,633	338,938
†Bluebird Bio	2,058	216,193
†Celgene	33,922	4,405,450
†Emergent BioSolutions	5,759	195,288
†Enanta Pharmaceuticals	2,114	76,062
†Exact Sciences	3,427	121,213
†Exelixis	16,852	415,065
†Five Prime Therapeutics	4,086	123,029
Gilead Sciences	83,604	5,917,491
†Incyte	3,025	380,878
†Insys Therapeutics	2,779	35,154
†Ionis Pharmaceuticals	1,152	58,602
†Kite Pharma	1,508	156,334
†Ligand Pharmaceuticals Class B	1,549	188,049
†Myriad Genetics	6,072	156,900
†Neurocrine Biosciences	2,841	130,686
†OPKO Health	26,983	177,548
†Otonomy	619	11,668
†Regeneron Pharmaceuticals	3,070	1,507,800
†Seattle Genetics	3,269	169,138
†Spectrum Pharmaceuticals	5,200	38,740
†TESARO	1,081	151,189
†United Therapeutics	5,963	773,580
†Vertex Pharmaceuticals	3,259	419,987

		31,836,014

Building Products–0.61%
AAON	7,398	272,616
Allegion	3,626	294,141
†American Woodmark	2,433	232,473
AO Smith	9,577	539,472
Apogee Enterprises	3,439	195,473
†Armstrong Flooring	3,796	68,214
†Armstrong World Industries	7,192	330,832
†Builders FirstSource	12,418	190,244
†Continental Building Products	6,258	145,811
Fortune Brands Home & Security	8,581	559,824
†Gibraltar Industries	3,900	139,035
Insteel Industries	1,756	57,895

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Johnson Controls International	20,579	$892,305
Lennox International	2,465	452,673
Masco	20,498	783,229
†Masonite International	2,388	180,294
†NCI Building Systems	6,362	106,245
Owens Corning	12,082	808,527
†Patrick Industries	2,667	194,291
†PGT	8,191	104,845
†Ply Gem Holdings	5,809	104,272
Quanex Building Products	4,360	92,214
Simpson Manufacturing	4,772	208,584
†Trex	4,106	277,812
Universal Forest Products	1,882	164,317
†USG	14,179	411,475

		7,807,113

Capital Markets–2.73%
Affiliated Managers Group	4,373	725,306
Ameriprise Financial	12,380	1,575,850
Artisan Partners Asset Management Class A	3,789	116,322
Bank of New York Mellon	46,195	2,356,869
BGC Partners Class A	34,768	439,468
BlackRock	3,395	1,434,082
CBOE Holdings	6,135	560,739
Charles Schwab	32,176	1,382,281
CME Group	8,662	1,084,829
Cohen & Steers	4,673	189,443
Diamond Hill Investment Group	152	30,309
†Donnelley Financial Solutions	4,245	97,465
†E*TRADE Financial	15,622	594,105
Eaton Vance	18,805	889,853
Evercore Partners Class A	5,155	363,427
FactSet Research Systems	3,459	574,817
Federated Investors Class B	13,518	381,883
Financial Engines	913	33,416
Franklin Resources	14,017	627,821
GAIN Capital Holdings	5,501	34,271
Goldman Sachs Group	12,683	2,814,358
Greenhill & Co.	3,574	71,837
Houlihan Lokey	2,921	101,943
Interactive Brokers Group	9,047	338,539
Intercontinental Exchange	15,955	1,051,754
†INTL. FCStone	1,728	65,249
Invesco	26,923	947,420
Investment Technology Group	5,918	125,698
†Janus Henderson Group	10,856	359,442
†KCG Holdings Class A	12,555	250,347
Legg Mason	11,109	423,919
LPL Financial Holdings	16,584	704,157
MarketAxess Holdings	3,053	613,958
Moelis & Co. Class A	434	16,861

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Moody’s	7,458	$907,489
Morgan Stanley	56,694	2,526,285
Morningstar	5,529	433,142
MSCI	6,463	665,624
Nasdaq	10,110	722,764
Northern Trust	8,720	847,671
OM Asset Management	6,371	94,673
Oppenheimer Holdings Class A	566	9,282
Raymond James Financial	12,343	990,155
S&P Global	15,553	2,270,582
SEI Investments	9,432	507,253
State Street	12,169	1,091,924
†Stifel Financial	8,209	377,450
T. Rowe Price Group	18,088	1,342,310
TD Ameritrade Holding	11,630	499,974
Virtus Investment Partners	817	90,646
Waddell & Reed Financial Class A	15,478	292,225
Westwood Holdings Group	147	8,333
WisdomTree Investments	12,979	131,996

		35,187,816

Chemicals–2.68%
A Schulman	4,438	142,016
†AdvanSix	1,467	45,829
Air Products & Chemicals	8,136	1,163,936
Albemarle	6,061	639,678
American Vanguard	3,629	62,600
Ashland Global Holdings	4,435	292,311
†Axalta Coating Systems	2,237	71,673
Balchem	2,885	224,193
Cabot	7,734	413,228
Calgon Carbon	8,361	126,251
Celanese Class A	9,212	874,587
CF Industries Holdings	21,293	595,352
Chemours	6,008	227,823
Dow Chemical	51,650	3,257,565
Eastman Chemical	18,625	1,564,314
Ecolab	11,805	1,567,114
EI du Pont de Nemours & Co.	37,593	3,034,131
†Ferro	6,248	114,276
FMC	6,207	453,421
FutureFuel	4,566	68,901
†GCP Applied Technologies	5,509	168,025
Hawkins	819	37,961
HB Fuller	5,740	293,371
Huntsman	46,016	1,189,053
†Ingevity	2,439	139,999
Innophos Holdings	2,701	118,412
Innospec	4,258	279,112
International Flavors & Fragrances	5,956	804,060
KMG Chemicals	1,701	82,788
†Koppers Holdings	1,784	64,492

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
†Kraton	4,560	$157,046
Kronos Worldwide	6,569	119,687
†LSB Industries	2,575	26,600
LyondellBasell Industries Class A	22,803	1,924,345
Minerals Technologies	4,368	319,738
Monsanto	24,155	2,858,986
Mosaic	18,141	414,159
NewMarket	1,327	611,057
Olin	18,769	568,325
†OMNOVA Solutions	2,534	24,707
†Platform Specialty Products	22,651	287,215
PolyOne	12,817	496,531
PPG Industries	13,312	1,463,788
Praxair	16,799	2,226,707
Quaker Chemical	1,377	199,982
RPM International	9,175	500,496
Scotts Miracle-Gro Class A	7,737	692,152
Sensient Technologies	3,376	271,869
Sherwin-Williams	4,501	1,579,671
Stepan	2,486	216,630
†Trecora Resources	1,810	20,363
Tredegar	492	7,503
Trinseo	5,490	377,163
Tronox	7,502	113,430
Valvoline	14,083	334,039
Westlake Chemical	3,913	259,080
WR Grace & Co.	5,509	396,703

		34,584,444

Commercial Services & Supplies–0.99%
ABM Industries	5,492	228,028
†ACCO Brands	15,297	178,210
†ARC Document Solutions	6,046	25,151
Brady Class A	6,379	216,248
Brink’s	6,531	437,577
†Casella Waste Systems	2,209	36,250
Cintas	8,381	1,056,341
†Clean Harbors	9,325	520,615
†Copart	23,142	735,684
Covanta Holding	22,488	296,842
Deluxe	9,390	649,976
Ennis	3,323	63,469
Essendant	5,795	85,940
Healthcare Services Group	2,712	127,003
Herman Miller	8,070	245,328
HNI	6,100	243,207
†InnerWorkings	2,041	23,676
Interface Class A	8,682	170,601
KAR Auction Services	13,984	586,908
Kimball International Class B	4,901	81,798
Knoll	7,864	157,673
LSC Communications	4,245	90,843

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Matthews International Class A	3,204	$196,245
McGrath RentCorp	3,969	137,446
Mobile Mini	5,916	176,593
MSA Safety	4,253	345,216
Multi-Color	1,912	156,019
Pitney Bowes	23,939	361,479
Quad/Graphics	5,244	120,192
Republic Services	15,425	983,035
Rollins	13,074	532,243
†SP Plus	3,002	91,711
Steelcase Class A	12,090	169,260
†Stericycle	7,107	542,406
†Team	2,683	62,916
Tetra Tech	7,691	351,863
U.S. Ecology	3,569	180,235
UniFirst	2,026	285,058
Viad	1,892	89,397
VSE	600	26,988
Waste Management	20,630	1,513,211
West	11,036	257,360

		12,836,241

Communications Equipment–1.12%
ADTRAN	4,884	100,855
†Arista Networks	2,962	443,678
†ARRIS International	16,393	459,332
Brocade Communications Systems	61,076	770,168
†CalAmp	2,806	57,046
†Calix	3,340	22,879
†Ciena	14,673	367,118
Cisco Systems	193,426	6,054,234
†CommScope Holding	12,171	462,863
Comtech Telecommunications	2,467	46,799
†EchoStar Class A	6,579	399,345
†F5 Networks	4,506	572,532
†Finisar	13,225	343,585
†Harmonic	15,891	83,428
Harris	7,795	850,279
†Infinera	2,440	26,035
InterDigital	6,220	480,806
Juniper Networks	22,261	620,637
†Lumentum Holdings	4,152	236,872
Motorola Solutions	5,314	460,936
†NETGEAR	4,473	192,786
†NetScout Systems	3,994	137,394
†Oclaro	5,900	55,106
†Palo Alto Networks	1,493	199,778
Plantronics	3,909	204,480
†ShoreTel	4,568	26,494
†Sonus Networks	7,554	56,202
†Ubiquiti Networks	5,466	284,068
†ViaSat	4,826	319,481

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Viavi Solutions	12,536	$132,004

		14,467,220

Construction & Engineering–0.42%
†AECOM	15,765	509,682
†Aegion	4,365	95,506
Argan	2,865	171,900
Chicago Bridge & Iron	11,492	226,737
Comfort Systems USA	5,275	195,703
†Dycom Industries	5,163	462,192
EMCOR Group	9,724	635,755
Fluor	13,179	603,335
Granite Construction	4,504	217,273
†Great Lakes Dredge & Dock	483	2,077
Jacobs Engineering Group	6,624	360,279
KBR	15,549	236,656
†MasTec	8,769	395,920
†MYR Group	2,986	92,626
Primoris Services	3,904	97,366
†Quanta Services	16,456	541,732
†Tutor Perini	7,043	202,486
Valmont Industries	2,153	322,089

		5,369,314

Construction Materials–0.19%
Eagle Materials	5,781	534,280
Martin Marietta Materials	3,480	774,578
†Summit Materials Class A	8,685	250,736
†US Concrete	2,396	188,206
Vulcan Materials	5,108	647,081

		2,394,881

Consumer Finance–1.06%
Ally Financial	26,793	559,974
American Express	43,293	3,647,002
Capital One Financial	22,916	1,893,320
†Credit Acceptance	2,546	654,678
Discover Financial Services	25,340	1,575,895
†Encore Capital Group	3,358	134,824
†Enova International	937	13,914
†EZCORP Class A	6,690	51,513
FirstCash	6,979	406,876
†Green Dot Class A	5,819	224,206
†LendingClub	25,885	142,626
Navient	57,265	953,462
Nelnet Class A	4,320	203,083
†OneMain Holdings	11,443	281,383
†PRA Group	6,942	263,102
†Santander Consumer USA Holdings	30,471	388,810
†SLM	54,985	632,327
Synchrony Financial	53,305	1,589,555

		13,616,550

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.85%
AptarGroup	8,671	$753,163
Avery Dennison	8,912	787,553
Ball	20,112	848,928
Bemis	16,843	778,989
†Berry Global Group	11,557	658,865
†Crown Holdings	7,001	417,680
Graphic Packaging Holding	63,505	875,099
Greif Class A	4,106	229,033
International Paper	21,242	1,202,510
Myers Industries	2,920	52,414
†Owens-Illinois	23,503	562,192
Packaging Corp. of America	9,201	1,024,899
Sealed Air	16,972	759,667
Silgan Holdings	22,008	699,414
Sonoco Products	12,990	667,946
WestRock	12,091	685,076

		11,003,428

Distributors–0.20%
Core-Mark Holding	5,228	172,838
Genuine Parts	11,206	1,039,469
†LKQ	21,855	720,122
Pool	4,978	585,263

		2,517,692

Diversified Consumer Services–0.33%
Adtalem Global Education	4,230	160,529
†American Public Education	2,213	52,337
†Bright Horizons Family Solutions	6,159	475,536
Capella Education	1,427	122,151
†Career Education	2,503	24,029
Carriage Services	2,326	62,709
Graham Holdings	553	331,606
†Grand Canyon Education	6,766	530,522
H&R Block	19,342	597,861
†Houghton Mifflin Harcourt	14,700	180,810
†K12	6,889	123,451
Service Corp. International	20,672	691,478
†ServiceMaster Global Holdings	15,573	610,306
†Sotheby’s	4,738	254,288
Strayer Education	1,056	98,440

		4,316,053

Diversified Financial Services–0.91%
†Berkshire Hathaway Class B	63,635	10,777,860
†FNFV Group	7,025	110,995
Leucadia National	16,565	433,340
Voya Financial	10,615	391,587

		11,713,782

Diversified Telecommunication Services–2.16%
AT&T	358,244	13,516,546
ATN International	1,514	103,618

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
CenturyLink	54,832	$1,309,388
†Cincinnati Bell	5,095	99,607
Cogent Communications Holdings	5,986	240,039
Consolidated Communications Holdings	8,146	174,895
†FairPoint Communications	2,657	41,582
Frontier Communications	73,062	84,752
†General Communication Class A	7,752	284,033
IDT Class B	3,397	48,815
†Level 3 Communications	12,561	744,867
†Lumos Networks	2,700	48,249
†ORBCOMM	9,336	105,497
Verizon Communications	236,167	10,547,218
†Vonage Holdings	7,600	49,704
Windstream Holdings	15,687	60,866
†Zayo Group Holdings	12,965	400,619

		27,860,295

Electric Utilities–1.58%
ALLETE	6,594	472,658
Alliant Energy	12,308	494,412
American Electric Power	19,483	1,353,484
Avangrid	2,641	116,600
Duke Energy	24,883	2,079,970
Edison International	12,899	1,008,573
El Paso Electric	4,644	240,095
Entergy	7,182	551,362
Eversource Energy	13,292	806,957
Exelon	35,590	1,283,731
FirstEnergy	22,090	644,144
Great Plains Energy	11,571	338,799
Hawaiian Electric Industries	6,948	224,976
IDACORP	6,633	566,127
MGE Energy	3,422	220,206
NextEra Energy	17,820	2,497,117
OGE Energy	10,930	380,255
Otter Tail	4,368	172,973
PG&E	18,216	1,208,996
Pinnacle West Capital	6,414	546,216
PNM Resources	8,628	330,021
Portland General Electric	9,526	435,243
PPL	26,960	1,042,274
Southern	36,734	1,758,824
Westar Energy	12,179	645,731
Xcel Energy	21,310	977,703

		20,397,447

Electrical Equipment–0.69%
Acuity Brands	2,185	444,167
Allied Motion Technologies	1,708	46,492
AMETEK	19,210	1,163,550
AZZ	4,022	224,428

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
†Babcock & Wilcox Enterprises	3,921	$46,111
Eaton	14,735	1,146,825
Emerson Electric	32,448	1,934,550
Encore Wire	2,356	100,601
EnerSys	4,508	326,605
†Generac Holdings	10,296	371,994
General Cable	9,785	159,985
Hubbell	5,553	628,433
Powell Industries	1,827	58,446
†Power Solutions International	813	7,236
Regal Beloit	4,821	393,153
Rockwell Automation	8,112	1,313,820
†Sensata Technologies Holding	10,345	441,938
†Thermon Group Holdings	3,728	71,466

		8,879,800

Electronic Equipment, Instruments & Components–1.46%
Amphenol Class A	16,494	1,217,587
†Anixter International	4,994	390,531
†Arrow Electronics	8,559	671,197
Avnet	11,565	449,647
AVX	10,683	174,560
Badger Meter	2,792	111,261
Belden	3,678	277,432
†Benchmark Electronics	2,500	80,750
CDW	14,020	876,671
Cognex	8,502	721,820
†Coherent	2,520	566,975
Corning	37,771	1,135,019
Daktronics	5,746	55,334
Dolby Laboratories Class A	6,088	298,068
†ePlus	609	45,127
†Fabrinet	5,499	234,587
†FARO Technologies	354	13,381
†Flex	43,138	703,581
FLIR Systems	17,970	622,840
†II-VI	7,979	273,680
†IPG Photonics	5,456	791,666
†Itron	3,730	252,707
Jabil	33,466	976,873
†Keysight Technologies	15,670	610,033
†Knowles	5,974	101,080
Littelfuse	2,295	378,675
Methode Electronics	4,593	189,232
MTS Systems	1,823	94,431
National Instruments	10,428	419,414
†Novanta	700	25,200
†OSI Systems	2,992	224,849
Park Electrochemical	2,423	44,632
PC Connection	3,183	86,132
†Plexus	3,674	193,142
†Rogers	2,571	279,262

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina	10,665	$406,337
†ScanSource	4,669	188,161
SYNNEX	5,679	681,253
TE Connectivity	16,123	1,268,558
†Tech Data	5,267	531,967
†Trimble	14,950	533,267
†TTM Technologies	12,750	221,340
Universal Display	1,856	202,768
†VeriFone Systems	12,652	229,001
Vishay Intertechnology	23,342	387,477
†Zebra Technologies	5,858	588,846

		18,826,351

Energy Equipment & Services–0.68%
Archrock	11,511	131,225
†Atwood Oceanics	8,344	68,004
Baker Hughes, a GE company	8,654	471,730
Bristow Group	5,275	40,354
Core Laboratories	3,764	381,180
†Diamond Offshore Drilling	14,549	157,566
†Dril-Quip	5,598	273,182
Ensco Class A	21,359	110,212
†Era Group	2,010	19,015
†Exterran	5,755	153,659
†Forum Energy Technologies	11,621	181,288
Frank’s International	310	2,570
Halliburton	11,983	511,794
†Helix Energy Solutions Group	6,861	38,696
Helmerich & Payne	5,510	299,413
†Matrix Service	3,017	28,209
†McDermott International	25,161	180,404
Nabors Industries	32,530	264,794
National Oilwell Varco	7,048	232,161
†Newpark Resources	12,083	88,810
Noble	26,081	94,413
Oceaneering International	12,328	281,572
†Oil States International	6,670	181,091
†Parker Drilling	15,756	21,271
Patterson-UTI Energy	16,123	325,523
†Pioneer Energy Services	7,354	15,076
†RigNet	1,617	25,953
†Rowan	15,208	155,730
RPC	9,483	191,651
Schlumberger	33,746	2,221,837
†SEACOR Holdings	2,936	100,705
†SEACOR Marine Holdings	2,951	60,082
†Superior Energy Services	16,774	174,953
†TechnipFMC	10,460	284,512
†Tesco	5,029	22,379
†TETRA Technologies	6,536	18,235
†Transocean	38,916	320,279
†Unit	3,873	72,541

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
US Silica Holdings	4,818	$170,991
†Weatherford International	93,171	360,572

		8,733,632

Food & Staples Retailing–1.73%
Andersons	4,370	149,235
Casey’s General Stores	3,835	410,767
†Chefs’ Warehouse	2,580	33,540
Costco Wholesale	21,531	3,443,453
CVS Health	44,394	3,571,941
Ingles Markets Class A	2,345	78,089
Kroger	54,430	1,269,308
†Performance Food Group	10,338	283,261
PriceSmart	3,470	303,972
†Rite Aid	49,757	146,783
SpartanNash	5,888	152,852
†Sprouts Farmers Market	18,502	419,440
†SUPERVALU	35,583	117,068
Sysco	29,408	1,480,105
†United Natural Foods	6,297	231,100
Village Super Market Class A	618	16,019
Walgreens Boots Alliance	33,645	2,634,740
Wal-Mart Stores	84,502	6,395,111
Weis Markets	1,437	70,011
Whole Foods Market	27,380	1,152,972

		22,359,767

Food Products–1.50%
Alico	234	7,324
Archer-Daniels-Midland	19,794	819,076
B&G Foods Class A	9,162	326,167
†Blue Buffalo Pet Products	14,232	324,632
Bunge	7,929	591,503
Calavo Growers	1,666	115,037
†Cal-Maine Foods	5,325	210,870
Campbell Soup	13,392	698,393
Conagra Brands	17,420	622,939
†Darling Ingredients	11,907	187,416
Dean Foods	10,300	175,100
†Farmer Brothers	400	12,100
Flowers Foods	26,330	455,772
Fresh Del Monte Produce	6,313	321,395
General Mills	29,451	1,631,585
†Hain Celestial Group	9,937	385,754
Hershey	8,647	928,428
Hormel Foods	14,127	481,872
Ingredion	8,589	1,023,895
J&J Snack Foods	1,777	234,688
JM Smucker	8,646	1,023,081
John B Sanfilippo & Son	748	47,206
Kellogg	12,773	887,213
Kraft Heinz	17,183	1,471,552

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Lamb Weston Holdings	5,100	$224,604
Lancaster Colony	3,385	415,069
†Landec	1,935	28,735
McCormick & Co.	7,654	746,342
Mondelez International	36,565	1,579,242
†Pilgrim’s Pride	10,200	223,584
Pinnacle Foods	6,596	391,802
†Post Holdings	7,545	585,869
Sanderson Farms	1,794	207,476
Seaboard	14	55,930
Snyders-Lance	9,740	337,199
†TreeHouse Foods	5,048	412,371
Tyson Foods Class A	19,211	1,203,185

		19,394,406

Gas Utilities–0.33%
Atmos Energy	5,568	461,866
Chesapeake Utilities	1,638	122,768
National Fuel Gas	8,672	484,244
New Jersey Resources	11,433	453,890
Northwest Natural Gas	3,933	235,390
ONE Gas	6,456	450,693
South Jersey Industries	7,029	240,181
Southwest Gas Holdings	4,816	351,857
Spire	5,436	379,161
UGI	12,319	596,363
WGL Holdings	6,029	502,999

		4,279,412

Health Care Equipment & Supplies–2.20%
Abaxis	2,179	115,531
Abbott Laboratories	46,898	2,279,712
†ABIOMED	2,200	315,260
†Alere	10,100	506,919
†Align Technology	5,112	767,413
Analogic	1,712	124,377
†AngioDynamics	5,678	92,040
†Anika Therapeutics	1,937	95,572
Atrion	226	145,386
Baxter International	13,777	834,060
Becton Dickinson & Co.	6,106	1,191,342
†Boston Scientific	19,203	532,307
Cantel Medical	4,304	335,325
CONMED	2,672	136,112
Cooper	1,674	400,789
CR Bard	6,214	1,964,308
Danaher	16,508	1,393,110
DENTSPLY SIRONA	11,008	713,759
†DexCom	1,908	139,570
†Edwards Lifesciences	9,179	1,085,325
†Exactech	917	27,327
†Globus Medical	8,601	285,123

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Haemonetics	5,852	$231,095
†Halyard Health	7,052	277,003
Hill-Rom Holdings	7,662	609,972
†Hologic	23,305	1,057,581
†ICU Medical	1,730	298,425
†IDEXX Laboratories	6,797	1,097,172
†Inogen	1,392	132,825
†Integer Holdings	3,432	148,434
†Integra LifeSciences Holdings	7,495	408,552
†Intuitive Surgical	941	880,183
Invacare	4,463	58,912
†LivaNova	3,945	241,473
†Masimo	6,795	619,568
Medtronic	32,253	2,862,454
Meridian Bioscience	6,320	99,540
†Merit Medical Systems	5,462	208,375
†Natus Medical	2,545	94,929
†Neogen	3,194	220,737
†NuVasive	4,865	374,216
†Nuvectra	1,144	15,192
†OraSure Technologies	3,636	62,757
†Orthofix International	1,657	77,017
†Quidel	952	25,837
ResMed	7,991	622,259
†RTI Surgical	7,962	46,578
†SeaSpine Holdings	1,244	14,331
STERIS	5,889	479,954
Stryker	9,708	1,347,276
†Surmodics	1,196	33,667
Teleflex	2,482	515,660
†Varex Imaging	2,529	85,480
†Varian Medical Systems	6,323	652,470
West Pharmaceutical Services	3,226	304,922
Zimmer Biomet Holdings	5,071	651,116

		28,336,629

Health Care Providers & Services–2.95%
†Acadia Healthcare	7,634	376,967
Aceto	3,288	50,800
†Addus HomeCare	500	18,600
Aetna	8,545	1,297,387
†Almost Family	1,338	82,488
†Amedisys	2,782	174,737
AmerisourceBergen	5,593	528,706
†AMN Healthcare Services	7,388	288,501
Anthem	12,049	2,266,778
†BioTelemetry	1,479	49,473
†Brookdale Senior Living	13,344	196,290
†Capital Senior Living	3,628	55,182
Cardinal Health	16,212	1,263,239
†Centene	9,428	753,109
Chemed	2,440	499,053

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cigna	10,510	$1,759,269
†Community Health Systems	21,088	210,036
†CorVel	4,063	192,789
†Cross Country Healthcare	2,295	29,628
†DaVita	18,702	1,211,142
†Diplomat Pharmacy	3,200	47,360
Ensign Group	7,140	155,438
†Envision Healthcare	12,024	753,544
†Express Scripts Holding	30,374	1,939,076
†Hanger	4,881	58,084
†HCA Healthcare	12,467	1,087,122
†HealthEquity	1,093	54,464
HealthSouth	12,718	615,551
†Henry Schein	5,219	955,181
Humana	5,747	1,382,843
Kindred Healthcare	12,991	151,345
†Laboratory Corp. of America Holdings	7,556	1,164,682
Landauer	60	3,138
†LHC Group	2,482	168,503
†LifePoint Health	7,221	484,890
†Magellan Health	4,141	301,879
McKesson	11,235	1,848,607
†MEDNAX	8,411	507,772
†Molina Healthcare	7,676	531,026
National HealthCare	513	35,982
Owens & Minor	8,370	269,430
Patterson	12,944	607,721
†PharMerica	3,751	98,464
†Premier Class A	5,449	196,164
†Providence Service	1,930	97,677
Quest Diagnostics	17,031	1,893,166
†Quorum Health	5,272	21,879
†Select Medical Holdings	20,300	311,605
†Surgery Partners	280	6,370
†Tenet Healthcare	15,569	301,104
†Tivity Health	6,476	258,069
†Triple-S Management Class B	3,127	52,878
U.S. Physical Therapy	1,600	96,640
UnitedHealth Group	42,109	7,807,851
Universal Health Services Class B	8,291	1,012,165
†VCA	7,421	685,033
†WellCare Health Plans	4,647	834,415

		38,101,292

Health Care Technology–0.19%
†Allscripts Healthcare Solutions	20,550	262,218
†athenahealth	2,812	395,227
†Cerner	11,856	788,068
Computer Programs & Systems	971	31,849
†Evolent Health Class A	5,559	140,921
†HealthStream	2,606	68,590
†HMS Holdings	8,554	158,249

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Medidata Solutions	1,250	$97,750
†Omnicell	4,404	189,812
†Quality Systems	5,557	95,636
†Veeva Systems Class A	4,571	280,248

		2,508,568

Hotels, Restaurants & Leisure–2.44%
Aramark	21,338	874,431
†Belmond Class A	12,445	165,519
†Biglari Holdings	1	400
†BJ’s Restaurants	3,790	141,177
Bloomin’ Brands	16,537	351,080
Bob Evans Farms	3,052	219,225
†Bojangles’	982	15,957
Boyd Gaming	3,668	91,003
†Bravo Brio Restaurant Group	2,116	9,734
Brinker International	6,684	254,660
†Buffalo Wild Wings	3,038	384,915
Carnival	13,164	863,163
†Carrols Restaurant Group	5,537	67,828
Cheesecake Factory	6,977	350,943
†Chipotle Mexican Grill	539	224,278
Choice Hotels International	7,826	502,821
†Chuy’s Holdings	1,400	32,760
ClubCorp Holdings	7,852	102,861
Cracker Barrel Old Country Store	3,884	649,599
Darden Restaurants	5,562	503,027
†Dave & Buster’s Entertainment	4,590	305,281
†Del Frisco’s Restaurant Group	2,666	42,923
†Denny’s	10,416	122,596
DineEquity	3,027	133,339
Domino’s Pizza	3,057	646,647
Dunkin’ Brands Group	8,637	476,071
†Fiesta Restaurant Group	2,409	49,746
†Hilton Grand Vacations	1,233	44,462
Hilton Worldwide Holdings	9,065	560,670
†Hyatt Hotels Class A	2,033	114,275
ILG	12,750	350,497
International Game Technology	10,873	198,976
Jack in the Box	4,071	400,993
†La Quinta Holdings	15,085	222,805
Las Vegas Sands	22,692	1,449,792
Marriott International Class A	9,978	1,000,893
Marriott Vacations Worldwide	3,991	469,940
McDonald’s	35,521	5,440,396
†Norwegian Cruise Line Holdings	13,242	718,908
†Panera Bread Class A	2,372	746,326
Papa John’s International	4,299	308,496
†Pinnacle Entertainment	4,347	85,897
Planet Fitness Class A	2,250	52,515
†Red Robin Gourmet Burgers	2,551	166,453
Royal Caribbean Cruises	9,377	1,024,250

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Ruby Tuesday	8,013	$16,106
Ruth’s Hospitality Group	5,354	116,449
†Scientific Games Class A	3,260	85,086
SeaWorld Entertainment	15,297	248,882
Six Flags Entertainment	7,468	445,167
Sonic	4,619	122,357
Speedway Motorsports	5,420	99,023
Starbucks	89,905	5,242,361
Texas Roadhouse	9,489	483,465
Vail Resorts	2,700	547,641
Wendy’s	50,385	781,471
Wingstop	3,463	107,007
Wyndham Worldwide	8,697	873,266
Wynn Resorts	2,238	300,161
Yum Brands	15,248	1,124,692

		31,531,662

Household Durables–0.96%
CalAtlantic Group	14,064	497,162
†Cavco Industries	858	111,240
DR Horton	23,627	816,785
Ethan Allen Interiors	3,617	116,829
Flexsteel Industries	262	14,177
Garmin	10,598	540,816
†GoPro	11,800	95,934
†Green Brick Partners	1,200	13,740
†Helen of Troy	2,994	281,735
†Installed Building Products	1,727	91,445
†iRobot	1,300	109,382
KB Home	11,824	283,421
La-Z-Boy	7,762	252,265
Leggett & Platt	7,668	402,800
Lennar Class A	15,130	806,732
Libbey	2,727	21,980
†M/I Homes	4,399	125,591
MDC Holdings	8,519	300,976
†Meritage Homes	6,285	265,227
†Mohawk Industries	6,223	1,504,037
NACCO Industries Class A	200	14,170
Newell Brands	10,479	561,884
†NVR	399	961,833
†PICO Holdings	2,699	47,233
PulteGroup	27,725	680,094
†Taylor Morrison Home Class A	2,655	63,747
†Tempur Sealy International	7,403	395,246
Toll Brothers	10,401	410,944
†TopBuild	3,133	166,268
†TRI Pointe Group	24,489	323,010
Tupperware Brands	6,114	429,386
†Universal Electronics	1,276	85,301
Whirlpool	7,624	1,460,911
†William Lyon Homes Class A	2,599	62,740

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†ZAGG	1,799	$15,561

		12,330,602

Household Products–1.17%
†Central Garden & Pet Class A	5,487	164,720
Church & Dwight	15,548	806,630
Clorox	8,441	1,124,679
Colgate-Palmolive	37,187	2,756,672
Energizer Holdings	6,574	315,683
†HRG Group	27,905	494,198
Kimberly-Clark	15,473	1,997,719
Procter & Gamble	78,688	6,857,659
Spectrum Brands Holdings	2,955	369,493
WD-40	1,305	144,007

		15,031,460

Independent Power & Renewable Electricity Producers–0.21%
AES	39,067	434,034
Atlantica Yield	3,426	73,179
†Calpine	58,583	792,628
†Dynegy	13,812	114,225
NRG Energy	36,135	622,245
NRG Yield Class A	4,200	71,652
NRG Yield Class C	7,003	123,253
Ormat Technologies	4,099	240,529
Pattern Energy Group	8,394	200,113

		2,671,858

Industrial Conglomerates–1.40%
3M	34,245	7,129,467
Carlisle	4,973	474,424
General Electric	179,605	4,851,131
Honeywell International	36,684	4,889,610
Raven Industries	2,462	81,985
Roper Technologies	2,662	616,333

		18,042,950

Insurance–3.30%
Aflac	17,972	1,396,065
†Alleghany	771	458,591
Allied World Assurance Holdings	10,104	534,502
Allstate	14,910	1,318,640
†Ambac Financial Group	5,809	100,786
American Equity Investment Life Holding	11,818	310,577
American Financial Group	5,298	526,462
American International Group	33,955	2,122,867
American National Insurance	2,284	266,063
AMERISAFE	3,206	182,582
AmTrust Financial Services	24,542	371,566
Aon	10,160	1,350,772
†Arch Capital Group	6,078	567,017
Argo Group International Holdings	2,305	139,683

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Arthur J. Gallagher & Co.	13,473	$771,329
Aspen Insurance Holdings	6,811	339,528
Assurant	5,375	557,334
Assured Guaranty	17,957	749,525
AXIS Capital Holdings	7,323	473,505
Brown & Brown	13,664	588,508
Chubb	15,951	2,318,956
Cincinnati Financial	7,952	576,122
CNA Financial	2,638	128,603
†eHealth	183	3,440
Employers Holdings	4,584	193,903
†Enstar Group	1,045	207,589
Erie Indemnity Class A	2,801	350,321
Everest Re Group	2,259	575,119
Federated National Holding	2,034	32,544
Fidelity & Guaranty Life	4,327	134,353
First American Financial	14,738	658,641
FNF Group	7,370	330,397
†Genworth Financial	43,794	165,103
†Greenlight Capital Re Class A	4,459	93,193
Hanover Insurance Group	4,961	439,693
Hartford Financial Services Group	18,239	958,824
HCI Group	2,595	121,913
Horace Mann Educators	2,135	80,703
Infinity Property & Casualty	600	56,400
James River Holdings L	1,600	63,568
Kemper	7,867	303,666
Loews	16,438	769,463
Maiden Holdings	12,125	134,588
†Markel	686	669,440
Marsh & McLennan	26,368	2,055,649
†MBIA	23,888	225,264
Mercury General	6,071	327,834
MetLife	29,724	1,633,037
National General Holdings	10,842	228,766
National Western Life Group Class A	200	63,924
Navigators Group	4,398	241,450
Old Republic International	27,874	544,379
OneBeacon Insurance Group Class A	3,300	60,159
Primerica	7,888	597,516
Principal Financial Group	27,024	1,731,428
ProAssurance	5,875	357,200
Progressive	23,061	1,016,759
Prudential Financial	13,820	1,494,495
Reinsurance Group of America	3,970	509,708
RenaissanceRe Holdings	3,891	541,044
RLI	4,751	259,500
Safety Insurance Group	2,774	189,464
Selective Insurance Group	9,030	451,951
State Auto Financial	500	12,865
Stewart Information Services	3,350	152,023
Torchmark	5,882	449,973

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Travelers	23,242	$2,940,810
United Fire Group	2,487	109,577
United Insurance Holdings	3,254	51,185
Universal Insurance Holdings	7,335	184,842
Unum Group	13,712	639,391
Validus Holdings	9,014	468,458
White Mountains Insurance Group	507	440,395
Willis Towers Watson	4,602	669,407
WR Berkley	12,012	830,870
XL Group	13,094	573,517

		42,545,284

Internet & Direct Marketing Retail–1.96%
†1-800-Flowers.com Class A	5,253	51,217
†Amazon.com	18,776	18,175,168
Expedia	3,181	473,810
†FTD	4,356	87,120
HSN	6,625	211,337
†Liberty Interactive Corp. QVC Group Class A	11,659	286,112
†Liberty TripAdvisor Holdings Class A	10,113	117,311
†Liberty Ventures Class A	6,606	345,428
†Netflix	6,481	968,326
Nutrisystem	3,791	197,322
†Priceline Group	2,055	3,843,919
†Shutterfly	4,144	196,840
†TripAdvisor	5,112	195,278
†Wayfair Class A	1,793	137,846

		25,287,034

Internet Software & Services–2.48%
†Actua	5,753	80,830
†Akamai Technologies	9,655	480,916
†Alphabet Class A	7,894	7,338,894
†Alphabet Class C	8,266	7,511,562
†Angie’s List	2,100	26,859
†Bankrate	4,234	54,407
†Bazaarvoice	527	2,609
†Blucora	5,281	111,957
†Carbonite	4,619	100,694
†Cars.com	8,684	231,255
†Cimpress	4,105	388,046
†comScore	2,587	67,909
†CoStar Group	768	202,445
†DHI Group	5,517	15,723
†eBay	42,250	1,475,370
†Envestnet	1,992	78,883
†Facebook Class A	65,671	9,915,008
†GoDaddy Class A	367	15,568
†GrubHub	5,087	221,793
†GTT Communications	2,310	73,111
†InterActiveCorp	3,963	409,140

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Internap	6,320	$23,194
j2 Global	6,291	535,301
†Limelight Networks	5,104	14,751
†Liquidity Services	356	2,261
LogMeIn	2,917	304,827
†Match Group	7,041	122,373
NIC	6,405	121,375
†Shutterstock	1,235	54,439
†Stamps.com	964	149,300
†Twitter	7,054	126,055
†VeriSign	6,660	619,114
†Web.com Group	9,420	238,326
†WebMD Health	4,349	255,069
†XO Group	1,837	32,368
†Yelp	2,468	74,089
†Zillow Group	4,254	207,765
†Zillow Group Class C	5,985	293,325

		31,976,911

IT Services–4.18%
Accenture Class A	37,147	4,594,341
†Acxiom	9,820	255,124
Alliance Data Systems	4,827	1,239,043
Amdocs	10,852	699,520
Automatic Data Processing	23,070	2,363,752
†Black Knight Financial Services Class A	3,012	123,341
†Blackhawk Network Holdings Class A	5,669	247,168
Booz Allen Hamilton Holding	17,715	576,446
Broadridge Financial Solutions	9,459	714,722
†CACI International Class A	4,037	504,827
†Cardtronics Class A	8,238	270,701
Cass Information Systems	587	38,531
Cognizant Technology Solutions Class A	23,912	1,587,757
†Conduent	9,837	156,802
Convergys	8,676	206,315
†CoreLogic	11,629	504,466
CSG Systems International	5,410	219,538
CSRA	10,486	332,931
DST Systems	10,530	649,701
DXC Technology	22,391	1,717,838
†EPAM Systems	4,126	346,955
†Euronet Worldwide	5,965	521,162
†Everi Holdings	7,580	55,182
†ExlService Holdings	3,213	178,579
Fidelity National Information Services	10,239	874,411
†First Data	1,118	20,348
†Fiserv	13,606	1,664,558
†FleetCor Technologies	4,616	665,673
Forrester Research	2,034	79,631
†Gartner	5,674	700,796

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Genpact	15,431	$429,445
Global Payments	6,238	563,416
Hackett Group	2,613	40,501
International Business Machines	53,161	8,177,757
Jack Henry & Associates	6,663	692,086
Leidos Holdings	7,833	404,888
†Luxoft Holding	847	51,540
ManTech International Class A	3,157	130,637
Mastercard Class A	57,083	6,932,730
MAXIMUS	8,374	524,464
†MoneyGram International	6,116	105,501
Paychex	19,815	1,128,266
†PayPal Holdings	19,280	1,034,758
†Perficient	3,999	74,541
Sabre	10,487	228,302
Science Applications International	6,361	441,581
†Sykes Enterprises	6,187	207,450
Syntel	9,000	152,640
TeleTech Holdings	3,912	159,610
†Teradata	13,485	397,673
Total System Services	12,198	710,534
Travelport Worldwide	8,446	116,217
†Unisys	5,740	73,472
†Vantiv Class A	12,254	776,168
†Virtusa	1,578	46,393
Visa Class A	74,156	6,954,350
Western Union	43,533	829,304
†WEX	4,036	420,834

		53,915,217

Leisure Products–0.29%
†American Outdoor Brands	8,067	178,765
Brunswick	11,643	730,365
Callaway Golf	9,101	116,311
Hasbro	9,226	1,028,791
Mattel	22,859	492,154
†Nautilus	4,229	80,985
Polaris Industries	8,880	819,002
Sturm Ruger & Co.	1,692	105,158
†Vista Outdoor	7,301	164,346

		3,715,877

Life Sciences Tools & Services–0.95%
Agilent Technologies	17,940	1,064,021
†Bio-Rad Laboratories Class A	1,608	363,906
Bio-Techne	3,697	434,397
Bruker	15,441	445,318
†Cambrex	5,069	302,873
†Charles River Laboratories International	7,518	760,446
†Illumina	6,238	1,082,418
†INC Research Holdings Class A	5,361	313,619

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Luminex	4,176	$88,197
†Mettler-Toledo International	2,275	1,338,929
†PAREXEL International	10,224	888,568
PerkinElmer	7,329	499,398
†PRA Health Sciences	4,979	373,475
†Quintiles IMS Holdings	3,805	340,547
Thermo Fisher Scientific	15,151	2,643,395
†VWR	16,109	531,758
†Waters	4,541	834,817

		12,306,082

Machinery–2.71%
Actuant Class A	3,465	85,239
AGCO	12,109	816,026
Alamo Group	328	29,786
Albany International	4,803	256,480
Allison Transmission Holdings	19,350	725,819
Altra Industrial Motion	3,166	126,007
Astec Industries	3,444	191,176
Barnes Group	7,276	425,864
Briggs & Stratton	6,831	164,627
Caterpillar	25,731	2,765,053
†Chart Industries	3,942	136,906
CIRCOR International	2,161	128,320
†Colfax	13,541	533,109
Crane	5,256	417,221
Cummins	6,741	1,093,525
Deere & Co.	15,561	1,923,184
Donaldson	11,488	523,164
Douglas Dynamics	3,817	125,579
Dover	14,382	1,153,724
EnPro Industries	3,111	222,032
ESCO Technologies	2,378	141,848
Federal Signal	9,771	169,625
Flowserve	7,916	367,540
Fortive	8,836	559,761
Franklin Electric	6,304	260,986
Global Brass & Copper Holdings	1,864	56,945
Graco	7,673	838,505
†Harsco	14,587	234,851
Hillenbrand	9,705	350,351
Hyster-Yale Materials Handling	2,265	159,116
IDEX	5,045	570,135
Illinois Tool Works	17,309	2,479,514
Ingersoll-Rand	11,501	1,051,076
ITT	10,472	420,765
John Bean Technologies	2,830	277,340
Kadant	1,257	94,526
Kennametal	9,700	362,974
LB Foster Class A	1,339	28,722
Lincoln Electric Holdings	5,283	486,511
†Lydall	278	14,373

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Manitowoc	21,116	$126,907
†Meritor	14,282	237,224
†Middleby	3,797	461,373
†Milacron Holdings	5,200	91,468
Mueller Industries	7,847	238,941
Mueller Water Products Class A	27,592	322,275
†Navistar International	5,832	152,973
NN	2,981	81,828
Nordson	5,211	632,199
Oshkosh	11,156	768,425
PACCAR	15,873	1,048,253
Parker-Hannifin	5,740	917,367
Park-Ohio Holdings	801	30,518
Pentair	9,608	639,316
†Proto Labs	1,861	125,152
†RBC Bearings	2,276	231,606
†Rexnord	17,542	407,851
Snap-on	4,695	741,810
†SPX	4,663	117,321
†SPX FLOW	4,663	171,971
Standex International	1,405	127,434
Stanley Black & Decker	6,256	880,407
Sun Hydraulics	2,590	110,515
Tennant	2,035	150,183
Terex	12,427	466,013
Timken	8,361	386,696
Titan International	4,215	50,622
Toro	10,402	720,755
†TriMas	5,477	114,195
Trinity Industries	23,272	652,314
Wabash National	13,252	291,279
†WABCO Holdings	4,566	582,211
Wabtec	4,860	444,690
Watts Water Technologies Class A	2,752	173,926
†Welbilt	20,316	382,957
Woodward	8,233	556,386
Xylem	10,270	569,266

		34,972,932

Marine–0.05%
†Kirby	7,077	473,097
Matson	7,118	213,825

		686,922

Media–3.16%
AMC Entertainment Holdings	5,436	123,669
†AMC Networks Class A	4,165	222,453
Cable One	675	479,857
CBS Class B	22,175	1,414,321
†Charter Communications Class A	8,548	2,879,394
Cinemark Holdings	15,721	610,761

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Clear Channel Outdoor Holdings Class A	2,039	$9,889
Comcast Class A	265,883	10,348,166
†Discovery Communications Class A	16,083	415,424
†Discovery Communications Class C	18,277	460,763
†DISH Network Class A	12,793	802,889
Entercom Communications Class A	1,204	12,461
Entravision Communications Class A	11,605	76,593
Gannett	12,945	112,880
†Gray Television	12,929	177,127
†Harte-Hanks	6,110	6,293
†IMAX	1,534	33,748
Interpublic Group	29,757	732,022
John Wiley & Sons Class A	8,331	439,460
†Liberty Broadband Class A	1,624	139,323
†Liberty Broadband Class C	4,561	395,667
†Liberty Media Class C	3,069	112,387
†Liberty Media Group Class A	1,485	52,020
†Liberty Media-Liberty Braves Class A	594	14,191
†Liberty Media-Liberty Braves Class C	1,227	29,411
†Liberty SiriusXM Group	5,940	249,361
†Liberty SiriusXM Group Class C	12,277	511,951
Lions Gate Entertainment Class A	3,325	93,831
†Lions Gate Entertainment Class B	6,480	170,294
†Live Nation Entertainment	17,689	616,462
†Madison Square Garden Class A	1,945	382,971
Meredith	5,810	345,405
†MSG Networks	7,386	165,816
National CineMedia	6,797	50,434
New York Times Class A	15,478	273,961
News Class A	20,540	281,398
News Class B	8,371	118,450
Nexstar Media Group Class A	5,697	340,681
Omnicom Group	14,332	1,188,123
†Reading International Class A	489	7,888
Regal Entertainment Group Class A	20,086	410,960
Scholastic	4,716	205,570
†Scripps (E.W.) Class A	6,953	123,833
Scripps Networks Interactive Class A	7,846	535,960
Sinclair Broadcast Group Class A	9,958	327,618
Sirius XM Holdings	68,041	372,184
TEGNA	26,053	375,424
Time	16,596	238,153
Time Warner	32,926	3,306,100
Tribune Media Class A	5,496	224,072
Twenty-First Century Fox Class A	52,996	1,501,907
Twenty-First Century Fox Class B	17,580	489,955
Viacom Class A	300	11,415
Viacom Class B	26,734	897,460
Walt Disney	64,400	6,842,500

		40,761,306

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–0.65%
†AK Steel Holding	26,497	$174,085
Alcoa	7,458	243,504
Allegheny Technologies	11,771	200,225
Carpenter Technology	7,558	282,896
†Century Aluminum	1,404	21,874
†Cliffs Natural Resources	18,689	129,328
†Coeur Mining	21,436	183,921
Commercial Metals	17,961	348,982
Compass Minerals International	6,373	416,157
Ferroglobe	8,766	104,754
†Freeport-McMoRan	101,042	1,213,514
Haynes International	1,268	46,041
Hecla Mining	48,398	246,830
Kaiser Aluminum	1,961	173,588
Materion	3,100	115,940
Newmont Mining	25,436	823,872
Nucor	19,389	1,122,041
Reliance Steel & Aluminum	6,813	496,055
Royal Gold	7,027	549,301
†Ryerson Holding	607	6,009
Schnitzer Steel Industries Class A	2,756	69,451
Southern Copper	3,216	111,370
Steel Dynamics	16,544	592,441
†SunCoke Energy	1,400	15,260
†TimkenSteel	6,778	104,178
United States Steel	14,338	317,443
Worthington Industries	5,243	263,303

		8,372,363

Multiline Retail–0.58%
Big Lots	8,831	426,537
Dillard’s Class A	6,398	369,101
Dollar General	15,063	1,085,892
†Dollar Tree	13,470	941,822
Fred’s Class A	5,241	48,374
†JC Penney	41,484	192,901
Kohl’s	28,811	1,114,121
Macy’s	31,905	741,472
Nordstrom	16,663	796,991
†Ollie’s Bargain Outlet Holdings	3,936	167,674
Target	30,038	1,570,687

		7,455,572

Multi-Utilities–0.87%
Ameren	14,689	803,048
Avista	8,017	340,402
Black Hills	4,628	312,251
CenterPoint Energy	22,804	624,374
CMS Energy	16,911	782,134
Consolidated Edison	10,269	829,941
Dominion Energy	23,695	1,815,748
DTE Energy	7,941	840,078

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
MDU Resources Group	18,965	$496,883
NiSource	20,881	529,542
NorthWestern	5,837	356,174
Public Service Enterprise Group	16,849	724,675
SCANA	7,858	526,565
Sempra Energy	7,988	900,647
Unitil	1,492	72,079
Vectren	10,681	624,198
WEC Energy Group	11,137	683,589

		11,262,328

Oil, Gas & Consumable Fuels–3.39%
Alon USA Energy	9,006	119,960
Anadarko Petroleum	11,224	508,896
†Antero Resources	6,335	136,899
Apache	6,314	302,630
Cabot Oil & Gas	15,184	380,815
†Callon Petroleum	12,029	127,628
†Cheniere Energy	13,897	676,923
Cheniere Energy Partners Holdings	1,388	37,309
†Chesapeake Energy	61,123	303,781
Chevron	71,439	7,453,231
Cimarex Energy	2,056	193,285
†Cobalt International Energy	3,300	8,151
†Concho Resources	2,825	343,322
ConocoPhillips	41,171	1,809,877
†CONSOL Energy	25,588	382,285
†Continental Resources	10,703	346,028
CVR Energy	6,305	137,197
Delek U.S. Holdings	9,540	252,238
†Denbury Resources	3,667	5,610
Devon Energy	5,918	189,198
DHT Holdings	14,019	58,179
†Diamondback Energy	2,433	216,075
†Energen	8,153	402,514
EnLink Midstream	13,242	233,059
EOG Resources	10,607	960,146
†EP Energy Class A	16,914	61,905
EQT	7,020	411,302
Exxon Mobil	114,599	9,251,577
GasLog	9,204	140,361
Green Plains	4,898	100,654
†Gulfport Energy	13,145	193,889
Hess	11,154	489,326
HollyFrontier	16,197	444,932
Kinder Morgan	60,700	1,163,012
†Kosmos Energy	37,603	241,035
†Laredo Petroleum	19,201	201,995
Marathon Oil	33,764	400,103
Marathon Petroleum	32,463	1,698,789
Murphy Oil	15,164	388,653
†Newfield Exploration	4,736	134,787

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy	20,258	$573,301
†Oasis Petroleum	18,018	145,045
Occidental Petroleum	17,199	1,029,704
ONEOK	15,751	821,572
Panhandle Oil & Gas Class A	1,806	41,719
†Par Pacific Holdings	1,067	19,249
†Parsley Energy Class A	7,407	205,544
PBF Energy Class A	14,133	314,601
†PDC Energy	5,391	232,406
Phillips 66	14,533	1,201,734
Pioneer Natural Resources	3,578	570,977
†QEP Resources	24,720	249,672
Range Resources	11,488	266,177
†Renewable Energy Group	5,557	71,963
†REX American Resources	1,042	100,616
†Rice Energy	17,630	469,487
†RSP Permian	8,983	289,881
Scorpio Tankers	27,600	109,572
SemGroup Class A	5,993	161,811
SM Energy	11,793	194,938
†SRC Energy	17,299	116,422
Targa Resources	9,743	440,384
Teekay	13,659	91,106
Tesoro	25,136	2,352,730
Valero Energy	19,970	1,347,176
†Whiting Petroleum	30,928	170,413
Williams	20,050	607,114
World Fuel Services	7,994	307,369
†WPX Energy	32,521	314,153

		43,724,392

Paper & Forest Products–0.16%
†Boise Cascade	5,938	180,515
†Clearwater Paper	2,473	115,613
Deltic Timber	456	34,045
Domtar	10,267	394,458
KapStone Paper and Packaging	17,293	356,755
†Louisiana-Pacific	15,346	369,992
Mercer International	10,372	119,278
Neenah Paper	2,359	189,310
PH Glatfelter	4,944	96,606
†Resolute Forest Products	7,351	32,344
Schweitzer-Mauduit International	4,384	163,216

		2,052,132

Personal Products–0.32%
†Avon Products	40,949	155,606
Coty Class A	38,027	713,387
†Edgewell Personal Care	5,853	444,945
Estee Lauder Class A	12,377	1,187,944
†Herbalife	8,001	570,711
Inter Parfums	3,508	128,568

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
Medifast	1,745	$72,365
Natural Health Trends	1,722	47,958
Nu Skin Enterprises Class A	9,513	597,797
†Revlon Class A	4,768	113,002
†USANA Health Sciences	1,848	118,457

		4,150,740

Pharmaceuticals–3.31%
†Akorn	9,574	321,112
Allergan	11,595	2,818,629
Bristol-Myers Squibb	33,192	1,849,458
†Catalent	17,323	608,037
†Depomed	3,876	41,628
Eli Lilly & Co.	38,525	3,170,607
†Endo International	13,792	154,057
†Horizon Pharma	15,728	186,691
†Impax Laboratories	7,524	121,136
†Innoviva	911	11,661
†Jazz Pharmaceuticals	2,576	400,568
Johnson & Johnson	113,080	14,959,353
†Lannett	7,113	145,105
†Mallinckrodt	8,454	378,824
†Medicines	6,454	245,317
Merck & Co.	87,602	5,614,412
†Mylan	6,277	243,673
Pfizer	255,180	8,571,496
Phibro Animal Health Class A	1,442	53,426
†Prestige Brands Holdings	7,338	387,520
†SciClone Pharmaceuticals	5,143	56,573
†Sucampo Pharmaceuticals Class A	3,401	35,711
†Supernus Pharmaceuticals	3,800	163,780
†Taro Pharmaceutical Industries	3,413	382,461
Zoetis	29,532	1,842,206

		42,763,441

Professional Services–0.61%
†Advisory Board	2,548	131,222
Barrett Business Services	300	17,187
†CBIZ	6,360	95,400
Dun & Bradstreet	4,540	491,001
Equifax	7,987	1,097,574
Exponent	4,158	242,411
†Franklin Covey	993	19,165
†FTI Consulting	6,870	240,175
†GP Strategies	1,772	46,781
Heidrick & Struggles International	2,100	45,675
†Huron Consulting Group	2,990	129,168
†ICF International	3,173	149,448
Insperity	3,305	234,655
Kelly Services Class A	3,655	82,055
Kforce	4,767	93,433
Korn/Ferry International	6,340	218,920

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
ManpowerGroup	9,027	$1,007,865
†Mistras Group	3,448	75,753
†Navigant Consulting	4,750	93,860
Nielsen Holdings	16,119	623,161
†On Assignment	6,674	361,397
Resources Connection	4,071	55,773
Robert Half International	13,181	631,765
†RPX	7,879	109,912
†TransUnion	1,042	45,129
†TriNet Group	8,091	264,899
†TrueBlue	5,561	147,367
†Verisk Analytics Class A	13,318	1,123,640

		7,874,791

Real Estate Management & Development–0.27%
Alexander & Baldwin	8,202	339,399
†Altisource Portfolio Solutions	2,089	45,582
†CBRE Group Class A	23,540	856,856
†Forestar Group	4,339	74,414
HFF Class A	5,680	197,494
†Howard Hughes	4,225	518,999
Jones Lang LaSalle	4,388	548,500
Kennedy-Wilson Holdings	10,248	195,224
†Marcus & Millichap	3,589	94,606
RE/MAX Holdings	1,148	64,345
Realogy Holdings	15,344	497,913
†St. Joe	3,370	63,187

		3,496,519

Road & Rail–1.31%
AMERCO	1,614	590,821
ArcBest	3,735	76,941
†Avis Budget Group	13,860	377,962
Celadon Group	4,136	13,028
†Covenant Transportation Group Class A	3,400	59,602
CSX	47,982	2,617,898
†Genesee & Wyoming	5,867	401,244
Heartland Express	13,599	283,131
†Hertz Global Holdings	1,947	22,391
JB Hunt Transport Services	10,200	932,076
Kansas City Southern	10,638	1,113,267
Knight Transportation	13,495	499,990
Landstar System	5,452	466,691
Marten Transport	4,762	130,479
Norfolk Southern	13,859	1,686,640
Old Dominion Freight Line	10,109	962,781
†Roadrunner Transportation Systems	5,207	37,855
Ryder System	10,618	764,284
†Saia	3,643	186,886
†Swift Transportation	17,811	471,992
Union Pacific	44,142	4,807,505

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
†USA Truck	1,448	$12,540
Werner Enterprises	12,297	360,917
†YRC Worldwide	1,455	16,180

		16,893,101

Semiconductors & Semiconductor Equipment–3.57%
†Advanced Energy Industries	5,778	373,779
†Advanced Micro Devices	27,853	347,605
†Alpha & Omega Semiconductor	1,200	20,004
†Amkor Technology	37,829	369,589
Analog Devices	10,425	811,065
Applied Materials	33,111	1,367,815
†Axcelis Technologies	1,050	21,997
Broadcom	8,166	1,903,086
Brooks Automation	9,566	207,487
Cabot Microelectronics	2,668	196,978
†Cavium	2,665	165,576
†CEVA	2,353	106,944
†Cirrus Logic	8,845	554,758
Cohu	497	7,823
†Cree	10,967	270,337
Cypress Semiconductor	32,772	447,338
†Diodes	7,611	182,892
†DSP Group	4,368	50,669
†Entegris	15,222	334,123
†First Solar	9,258	369,209
†FormFactor	7,433	92,169
†Integrated Device Technology	11,976	308,861
Intel	292,083	9,854,880
IXYS	4,008	65,932
KLA-Tencor	12,919	1,182,218
†Kulicke & Soffa Industries	12,689	241,345
Lam Research	8,046	1,137,946
†Lattice Semiconductor	17,582	117,096
†MACOM Technology Solutions Holdings	2,830	157,829
Marvell Technology Group	28,809	475,925
Maxim Integrated Products	11,953	536,690
†MaxLinear Class A	3,029	84,479
Microchip Technology	8,427	650,396
†Micron Technology	71,704	2,141,081
†Microsemi	9,527	445,864
MKS Instruments	6,800	457,640
Monolithic Power Systems	1,222	117,801
†Nanometrics	2,667	67,448
†NeoPhotonics	2,126	16,413
NVE	50	3,850
NVIDIA	46,520	6,724,931
†ON Semiconductor	48,375	679,185
†PDF Solutions	3,040	50,008
†Photronics	5,636	52,978
Power Integrations	2,120	154,548

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Qorvo	6,884	$435,895
QUALCOMM	55,727	3,077,245
†Rambus	9,571	109,397
†Rudolph Technologies	4,102	93,731
†Semtech	6,166	220,435
†Sigma Designs	1,968	11,513
†Silicon Laboratories	1,698	116,058
Skyworks Solutions	10,149	973,797
†SunPower	12,428	116,078
†Synaptics	4,025	208,133
Teradyne	22,477	674,984
Texas Instruments	55,321	4,255,845
†Veeco Instruments	6,193	172,475
Versum Materials	8,954	291,005
†Xcerra	5,880	57,448
Xilinx	16,247	1,045,007
Xperi	7,199	214,530

		46,000,163

Software–3.89%
†ACI Worldwide	14,185	317,318
Activision Blizzard	15,960	918,817
†Adobe Systems	9,671	1,367,866
†ANSYS	4,453	541,841
†Aspen Technology	10,168	561,884
†Autodesk	2,283	230,172
†Barracuda Networks	2,732	63,000
Blackbaud	4,439	380,644
†BroadSoft	500	21,525
CA	53,474	1,843,249
†Cadence Design Systems	19,616	656,940
CDK Global	6,967	432,372
†Citrix Systems	8,053	640,858
†Dell Technologies Class V	12,928	790,030
†Electronic Arts	13,033	1,377,849
†Ellie Mae	801	88,038
†EnerNOC	4,615	35,766
Fair Isaac	3,741	521,533
†FireEye	6,823	103,778
†Fortinet	3,418	127,970
†Globant	250	10,860
†Guidewire Software	3,953	271,611
Intuit	14,939	1,984,049
†Manhattan Associates	8,875	426,533
Microsoft	319,000	21,988,670
†MicroStrategy	1,106	211,987
Monotype Imaging Holdings	3,104	56,803
†Nuance Communications	30,262	526,861
Oracle	133,496	6,693,489
†Paycom Software	4,540	310,581
Pegasystems	8,394	489,790
Progress Software	4,679	144,534

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Proofpoint	637	$55,311
†PTC	2,065	113,823
QAD Class A	1,105	35,415
†Qualys	453	18,482
†RealPage	4,008	144,088
†Red Hat	9,877	945,723
†salesforce.com	8,643	748,484
†Seachange International	2,000	5,320
†ServiceNow	3,069	325,314
†Silver Spring Networks	2,590	29,215
†Splunk	2,645	150,474
SS&C Technologies Holdings	10,860	417,133
Symantec	10,596	299,337
†Synchronoss Technologies	4,423	72,758
†Synopsys	8,263	602,621
†Tableau Software Class A	2,254	138,103
†Take-Two Interactive Software	6,889	505,515
†Telenav	2,300	18,630
TiVo	16,231	302,708
†Tyler Technologies	1,278	224,506
†Ultimate Software Group	685	143,891
†VASCO Data Security International	584	8,380
†Verint Systems	3,983	162,108
†VMware Class A	1,975	172,674
†Workday Class A	1,507	146,179
†Zedge Class B	1,132	2,502
†Zynga Class A	82,444	300,096

		50,226,008

Specialty Retail–3.28%
Aaron’s	13,763	535,381
Abercrombie & Fitch	1,003	12,477
Advance Auto Parts	4,940	575,955
American Eagle Outfitters	28,359	341,726
†America’s Car-Mart	962	37,422
†Asbury Automotive Group	5,290	299,149
†Ascena Retail Group	28,043	60,292
†AutoNation	13,117	553,013
†AutoZone	1,214	692,538
Barnes & Noble	9,682	73,583
†Barnes & Noble Education	6,119	65,045
Bed Bath & Beyond	20,862	634,205
Best Buy	44,427	2,547,000
Big 5 Sporting Goods	900	11,745
†Build-A-Bear Workshop	2,901	30,315
†Burlington Stores	4,740	436,033
†Cabela’s	9,948	591,110
Caleres	7,320	203,350
†CarMax	11,906	750,792
Cato Class A	4,303	75,690
Chico’s FAS	18,957	178,575
Children’s Place	3,021	308,444

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Citi Trends	2,149	$45,602
Dick’s Sporting Goods	11,492	457,726
DSW Class A	11,901	210,648
†Express	12,788	86,319
Finish Line Class A	5,944	84,226
†Five Below	5,269	260,131
Foot Locker	14,273	703,373
†Francesca’s Holdings	6,695	73,243
GameStop Class A	18,683	403,740
Gap	31,510	692,905
†Genesco	3,102	105,158
Group 1 Automotive	3,419	216,491
Guess	11,019	140,823
Haverty Furniture	2,655	66,641
†Hibbett Sports	4,645	96,384
Home Depot	73,781	11,318,005
†Kirkland’s	2,488	25,577
L Brands	11,417	615,262
Lithia Motors Class A	3,884	365,989
Lowe’s	54,082	4,192,977
†MarineMax	2,439	47,682
†Michaels	9,690	179,459
Monro Muffler Brake	3,844	160,487
†Murphy USA	7,912	586,358
Office Depot	37,050	208,962
†O’Reilly Automotive	5,785	1,265,411
†Party City Holdco	1,834	28,702
Penske Automotive Group	13,958	612,896
Rent-A-Center	8,035	94,170
†RH	5,147	332,084
Ross Stores	23,514	1,357,463
†Sally Beauty Holdings	19,812	401,193
†Select Comfort	8,853	314,193
Shoe Carnival	1,575	32,886
Signet Jewelers	8,178	517,177
Sonic Automotive Class A	5,355	104,155
†Sportsman’s Warehouse Holdings	165	891
Stage Stores	4,087	8,501
Staples	33,564	337,989
Stein Mart	6,897	11,656
Tiffany & Co.	8,129	763,069
Tile Shop Holdings	2,643	54,578
TJX	38,771	2,798,103
Tractor Supply	10,859	588,666
†Ulta Beauty	4,365	1,254,239
†Urban Outfitters	22,925	425,030
†Vitamin Shoppe	3,839	44,724
West Marine	1,000	12,850
Williams-Sonoma	11,411	553,434
†Zumiez	4,241	52,376

		42,324,444

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.20%
Apple	322,835	$46,494,696
†Avid Technology	6,614	34,790
†Cray	1,551	28,538
Diebold Nixdorf	5,855	163,940
†Electronics For Imaging	5,336	252,820
Hewlett Packard Enterprise	75,577	1,253,822
HP	77,017	1,346,257
†NCR	16,424	670,756
NetApp	23,621	946,021
Seagate Technology	26,122	1,012,228
†Stratasys	2,807	65,431
†Super Micro Computer	6,166	151,992
Western Digital	13,187	1,168,368
Xerox	18,881	542,451

		54,132,110

Textiles, Apparel & Luxury Goods–0.90%
Carter’s	6,021	535,568
Coach	19,971	945,427
Columbia Sportswear	6,536	379,480
†Crocs	5,293	40,809
Culp	695	22,587
†Deckers Outdoor	5,238	357,546
†Fossil Group	8,573	88,731
†G-III Apparel Group	5,901	147,230
Hanesbrands	28,474	659,458
†Kate Spade & Co.	11,466	212,006
†Lululemon athletica	9,083	541,983
†Michael Kors Holdings	15,972	578,985
Movado Group	2,255	56,939
NIKE Class B	64,610	3,811,990
Oxford Industries	2,792	174,472
†Perry Ellis International	2,325	45,245
PVH	4,626	529,677
Ralph Lauren	3,815	281,547
†Skechers U.S.A. Class A	13,059	385,241
†Steven Madden	7,834	312,968
†Under Armour Class A	8,228	179,041
†Under Armour Class C	8,286	167,046
†Vera Bradley	810	7,922
VF	12,928	744,653
Wolverine World Wide	16,475	461,465

		11,668,016

Thrift & Mortgage Finance–0.39%
Astoria Financial	15,660	315,549
Beneficial Bancorp	11,715	175,725
†BofI Holding	7,624	180,841
Capitol Federal Financial	21,314	302,872
Clifton Bancorp	3,028	50,053
Dime Community Bancshares	6,872	134,691
†Essent Group	6,931	257,417

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
First Defiance Financial	802	$42,249
†Flagstar Bancorp	7,368	227,082
†HomeStreet	2,845	78,735
Kearny Financial	1,011	15,013
Meridian Bancorp	8,312	140,473
Meta Financial Group	741	65,949
†MGIC Investment	35,831	401,307
New York Community Bancorp	25,070	329,169
†NMI Holdings Class A	299	3,424
Northfield Bancorp	6,724	115,317
Northwest Bancshares	14,286	223,004
OceanFirst Financial	629	17,058
Oritani Financial	6,244	106,460
†PennyMac Financial Services Class A	1,643	27,438
†PHH	1,434	19,746
Provident Financial Services	9,985	253,419
Radian Group	23,244	380,039
TFS Financial	9,915	153,385
TrustCo Bank	12,472	96,658
United Community Financial	2,888	23,999
United Financial Bancorp	4,707	78,560
†Walker & Dunlop	4,483	218,905
Washington Federal	9,358	310,686
Waterstone Financial	3,925	73,986
WSFS Financial	3,684	167,069

		4,986,278

Tobacco–1.34%
Altria Group	112,753	8,396,716
Philip Morris International	58,687	6,892,788
Reynolds American	24,190	1,573,318
Universal	2,033	131,535
Vector Group	14,950	318,734

		17,313,091

Trading Companies & Distributors–0.52%
Air Lease	16,007	598,022
Applied Industrial Technologies	5,007	295,663
†Beacon Roofing Supply	6,388	313,012
†BMC Stock Holdings	1,703	37,211
†CAI International	2,879	67,944
†DXP Enterprises	131	4,519
Fastenal	18,484	804,609
H&E Equipment Services	2,771	56,556
†HD Supply Holdings	11,623	356,012
†Herc Holdings	1,633	64,210
Kaman	3,636	181,327
†MRC Global	11,216	185,288
MSC Industrial Direct	6,411	551,090
†NOW	8,471	136,214
†Rush Enterprises Class A	1,976	73,468
Triton International	4,292	143,524

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	8,242	$928,956
†Univar	7,423	216,752
†Veritiv	1,100	49,500
Watsco	3,045	469,539
†WESCO International	6,714	384,712
WW Grainger	4,437	801,012

		6,719,140

Transportation Infrastructure–0.03%
Macquarie Infrastructure	5,269	413,090

		413,090

Water Utilities–0.15%
American States Water	4,789	227,046
American Water Works	9,289	724,078
Aqua America	14,252	474,592
California Water Service Group	6,748	248,326
Connecticut Water Service	819	45,463
Middlesex Water	1,357	53,737
SJW Group	2,258	111,048
York Water	591	20,596

		1,904,886

Wireless Telecommunication Services–0.17%
†Boingo Wireless	4,098	61,306

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications	6,684	$205,199
Spok Holdings	1,858	32,887
†Sprint	62,251	511,081
Telephone & Data Systems	13,099	363,497
†T-Mobile US	15,158	918,878
†United States Cellular	3,838	147,072

		2,239,920

Total Common Stock (Cost $946,401,111)		1,285,110,198

RIGHTS–0.00%
†=Dyax CVR	7,132	7,917
†=Media General CVR	16,818	31,954

Total Rights (Cost $7,917)		39,871

MONEY MARKET FUND–0.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	4,723,628	4,723,628

Total Money Market Fund (Cost $4,723,628)		4,723,628

TOTAL VALUE OF SECURITIES–99.98% (Cost $951,132,656)	1,289,873,697
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	288,184

NET ASSETS APPLICABLE TO 43,895,613 SHARES OUTSTANDING–100.00%	$1,290,161,881

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,174,842,357 / 39,949,527 Shares)	$29.408

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($115,319,524 / 3,946,086 Shares)	$29.224

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$914,102,854
Undistributed net investment income	9,517,532
Accumulated net realized gain on investments	27,800,366
Net unrealized appreciation of investments	338,741,129

TOTAL NET ASSETS	$1,290,161,881

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

†	Non-income producing for the period.

«	Includes $149,550 payable for securities purchased, $439,891 payable for fund shares redeemed, and $508,900 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$12,296,107
Foreign tax withheld	(2,030)

12,294,077

EXPENSES:
Management fees	2,180,534
Distribution fees-Service Class	183,354
Accounting and administration expenses	158,276
Reports and statements to shareholders	104,397
Shareholder servicing fees	62,475
Professional fees	28,005
Trustees’ fees and expenses	17,311
Custodian fees	8,244
Pricing fees	2,976
Consulting fees	2,215
Other	28,758

Total operating expenses	2,776,545

NET INVESTMENT INCOME	9,517,532

NET REALIZED AND UNREALIZED GAIN
Net realized gain from investments	12,509,022
Net change in unrealized appreciation (depreciation) of:
Investments	74,595,898
Foreign currencies	88

Net change in unrealized appreciation (depreciation)	74,595,986

NET REALIZED AND UNREALIZED GAIN	87,105,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,622,540

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,517,532	$18,578,816
Net realized gain	12,509,022	19,625,531
Net change in unrealized appreciation (depreciation)	74,595,986	121,985,101

Net increase in net assets resulting from operations	96,622,540	160,189,448

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(18,232,437)
Service Class	—	(1,096,735)
Net realized gain:
Standard Class	—	(394,327,734)
Service Class	—	(31,118,697)

	—	(444,775,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,587,092	64,485,910
Service Class	23,208,974	18,856,910
Reinvestment of dividends and distributions:
Standard Class	—	412,560,171
Service Class	—	32,215,432

	33,796,066	528,118,423

Cost of shares redeemed:
Standard Class	(72,732,828)	(185,850,577)
Service Class	(9,178,577)	(14,320,799)

	(81,911,405)	(200,171,376)

Increase (Decrease) in net assets derived from capital share transactions	(48,115,339)	327,947,047

NET INCREASE IN NET ASSETS	48,507,201	43,360,892
NET ASSETS:
Beginning of period	1,241,654,680	1,198,293,788

End of period	$1,290,161,881	$1,241,654,680

Undistributed net investment income	$9,517,532	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15[2]	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$27.254	$37.542	$44.352	$42.182	$33.037	$28.992

Income (loss) from investment operations:
Net investment income[3]	0.217	0.537	0.665	0.736	0.671	0.563
Net realized and unrealized gain (loss)	1.937	3.889	(1.700)	4.729	10.231	3.872

Total from investment operations	2.154	4.426	(1.035)	5.465	10.902	4.435

Less dividends and distributions from:
Net investment income	—	(0.439)	(0.653)	(0.855)	(0.688)	(0.360)
Net realized gain	—	(14.275)	(5.122)	(2.440)	(1.069)	(0.030)

Total dividends and distributions	—	(14.714)	(5.775)	(3.295)	(1.757)	(0.390)

Net asset value, end of period	$29.408	$27.254	$37.542	$44.352	$42.182	$33.037

Total return[4]	7.90%	14.41%	(2.00% )	13.18%	33.26%	15.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,174,842	$1,147,995	$1,120,426	$1,279,820	$1,266,909	$1,067,651
Ratio of expenses to average net assets	0.41%	0.40%	0.39%	0.38%	0.40%	0.41%
Ratio of net investment income to average net assets	1.53%	1.60%	1.54%	1.68%	1.75%	1.75%
Portfolio turnover	2%	4%	74%	14%	12%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15[2]	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$27.130	$37.449	$44.254	$42.107	$32.994	$28.957

Income (loss) from investment operations:
Net investment income[3]	0.167	0.415	0.511	0.581	0.536	0.449
Net realized and unrealized gain (loss)	1.927	3.863	(1.691)	4.708	10.199	3.867

Total from investment operations	2.094	4.278	(1.180)	5.289	10.735	4.316

Less dividends and distributions from:
Net investment income	—	(0.322)	(0.503)	(0.702)	(0.553)	(0.249)
Net realized gain	—	(14.275)	(5.122)	(2.440)	(1.069)	(0.030)

Total dividends and distributions	—	(14.597)	(5.625)	(3.142)	(1.622)	(0.279)

Net asset value, end of period	$29.224	$27.130	$37.449	$44.254	$42.107	$32.994

Total return[4]	7.72%	14.01%	(2.34% )	12.78%	32.80%	14.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,320	$93,660	$77,868	$83,615	$84,813	$68,109
Ratio of expenses to average net assets	0.76%	0.75%	0.74%	0.73%	0.75%	0.76%
Ratio of net investment income to average net assets	1.18%	1.25%	1.19%	1.33%	1.40%	1.40%
Portfolio turnover	2%	4%	74%	14%	12%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions

LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$36,111
Legal	8,716

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $79,478 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$365,585
Distribution fees payable to LFD	32,946
Printing and mailing fees payable to Lincoln Life	79,478
Shareholder servicing fees payable to Lincoln Life	30,891

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$25,910,448
Sales	66,855,416

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$951,132,656

Aggregate unrealized appreciation	$404,798,659
Aggregate unrealized depreciation	(66,057,618)

Net unrealized appreciation	$338,741,041

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$35,286,228	$—	$—	$35,286,228
Air Freight & Logistics	10,220,064	—	—	10,220,064
Airlines	12,563,939	—	—	12,563,939
Auto Components	10,464,694	—	—	10,464,694
Automobiles	7,690,396	—	—	7,690,396
Banks	87,307,296	—	—	87,307,296
Beverages	22,500,812	—	—	22,500,812
Biotechnology	31,836,014	—	—	31,836,014
Building Products	7,807,113	—	—	7,807,113
Capital Markets	35,187,816	—	—	35,187,816
Chemicals	34,584,444	—	—	34,584,444
Commercial Services & Supplies	12,836,241	—	—	12,836,241

LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Communications Equipment	$14,467,220	$—	$—	$14,467,220
Construction & Engineering	5,369,314	—	—	5,369,314
Construction Materials	2,394,881	—	—	2,394,881
Consumer Finance	13,616,550	—	—	13,616,550
Containers & Packaging	11,003,428	—	—	11,003,428
Distributors	2,517,692	—	—	2,517,692
Diversified Consumer Services	4,316,053	—	—	4,316,053
Diversified Financial Services	11,713,782	—	—	11,713,782
Diversified Telecommunication Services	27,860,295	—	—	27,860,295
Electric Utilities	20,397,447	—	—	20,397,447
Electrical Equipment	8,879,800	—	—	8,879,800
Electronic Equipment, Instruments & Components	18,826,351	—	—	18,826,351
Energy Equipment & Services	8,733,632	—	—	8,733,632
Food & Staples Retailing	22,359,767	—	—	22,359,767
Food Products	19,394,406	—	—	19,394,406
Gas Utilities	4,279,412	—	—	4,279,412
Health Care Equipment & Supplies	28,336,629	—	—	28,336,629
Health Care Providers & Services	38,101,292	—	—	38,101,292
Health Care Technology	2,508,568	—	—	2,508,568
Hotels, Restaurants & Leisure	31,531,662	—	—	31,531,662
Household Durables	12,330,602	—	—	12,330,602
Household Products	15,031,460	—	—	15,031,460
Independent Power & Renewable Electricity Producers	2,671,858	—	—	2,671,858
Industrial Conglomerates	18,042,950	—	—	18,042,950
Insurance	42,444,498	100,786	—	42,545,284
Internet & Direct Marketing Retail	25,287,034	—	—	25,287,034
Internet Software & Services	31,976,911	—	—	31,976,911
IT Services	53,915,217	—	—	53,915,217
Leisure Products	3,715,877	—	—	3,715,877
Life Sciences Tools & Services	12,306,082	—	—	12,306,082
Machinery	34,972,932	—	—	34,972,932
Marine	686,922	—	—	686,922
Media	40,761,306	—	—	40,761,306
Metals & Mining	8,372,363	—	—	8,372,363
Multiline Retail	7,455,572	—	—	7,455,572
Multi-Utilities	11,262,328	—	—	11,262,328
Oil, Gas & Consumable Fuels	43,724,392	—	—	43,724,392
Paper & Forest Products	2,052,132	—	—	2,052,132
Personal Products	4,150,740	—	—	4,150,740
Pharmaceuticals	42,763,441	—	—	42,763,441
Professional Services	7,874,791	—	—	7,874,791
Real Estate Management & Development	3,496,519	—	—	3,496,519
Road & Rail	16,893,101	—	—	16,893,101
Semiconductors & Semiconductor Equipment	46,000,163	—	—	46,000,163
Software	50,226,008	—	—	50,226,008
Specialty Retail	42,324,444	—	—	42,324,444
Technology Hardware, Storage & Peripherals	54,132,110	—	—	54,132,110
Textiles, Apparel & Luxury Goods	11,668,016	—	—	11,668,016
Thrift & Mortgage Finance	4,986,278	—	—	4,986,278
Tobacco	17,313,091	—	—	17,313,091
Trading Companies & Distributors	6,719,140	—	—	6,719,140
Transportation Infrastructure	413,090	—	—	413,090

LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Water Utilities	$1,904,886	$—	$—	$1,904,886
Wireless Telecommunication Services	2,239,920	—	—	2,239,920
Rights	—	—	39,871	39,871
Money Market Fund	4,723,628	—	—	4,723,628

Total Investments	$1,289,733,040	$100,786	$39,871	$1,289,873,697

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	370,738	1,821,219
Service Class	816,825	562,293
Shares reinvested:
Standard Class	—	15,889,397
Service Class	—	1,250,921

	1,187,563	19,523,830

Shares redeemed:
Standard Class	(2,543,672)	(5,432,473)
Service Class	(323,001)	(440,271)

	(2,866,673)	(5,872,744)

Net increase (decrease)	(1,679,110)	13,651,086

5. Market Risk

The Fund invests in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP Dimensional U.S. Core Equity 1 Fund–32

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–33

LVIP Delaware Social Awareness Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Delaware Social Awareness Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,090.80	0.44%	$2.28
Service Class Shares	1,000.00	1,088.90	0.79%	4.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Service Class Shares	1,000.00	1,020.88	0.79%	3.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.27%
Aerospace & Defense	2.00%
Airlines	0.58%
Auto Components	1.01%
Automobiles	0.79%
Banks	4.57%
Biotechnology	4.34%
Capital Markets	5.99%
Chemicals	1.67%
Communications Equipment	1.14%
Construction & Engineering	0.36%
Consumer Finance	1.37%
Containers & Packaging	0.93%
Diversified Telecommunication Services	2.18%
Electric Utilities	1.66%
Electrical Equipment	0.25%
Equity Real Estate Investment Trusts	4.19%
Food & Staples Retailing	1.76%
Food Products	1.47%
Health Care Equipment & Supplies	2.94%
Health Care Providers & Services	2.21%
Hotels, Restaurants & Leisure	2.13%
Household Durables	1.39%
Industrial Conglomerates	1.36%
Insurance	5.18%
Internet & Direct Marketing Retail	1.59%
Internet Software & Services	5.45%
IT Services	1.05%
Life Sciences Tools & Services	1.09%
Machinery	1.84%
Media	4.85%
Oil, Gas & Consumable Fuels	5.50%
Pharmaceuticals	3.84%
Professional Services	1.52%
Road & Rail	1.72%
Semiconductors & Semiconductor Equipment	4.72%
Software	6.70%
Specialty Retail	2.50%
Technology Hardware, Storage & Peripherals	3.52%
Textiles, Apparel & Luxury Goods	1.24%
Thrift & Mortgage Finance	0.67%
Money Market Fund	0.69%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Alphabet Class A	3.92%
Apple	3.52%
Microsoft	2.87%
Walt Disney	2.28%
AT&T	2.18%
Home Depot	2.10%
Rockwell Collins	2.00%
American Tower	1.84%
Comcast Class A	1.76%
Union Pacific	1.72%
Total	24.19%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.27%
Aerospace & Defense–2.00%
Rockwell Collins	134,000	$14,080,720

		14,080,720

Airlines–0.58%
Southwest Airlines	65,600	4,076,384

		4,076,384

Auto Components–1.01%
BorgWarner	168,200	7,124,952

		7,124,952

Automobiles–0.79%
Ford Motor	498,300	5,575,977

		5,575,977

Banks–4.57%
Comerica	77,000	5,639,480
East West Bancorp	103,800	6,080,604
KeyCorp	478,100	8,959,594
U.S. Bancorp	222,000	11,526,240

		32,205,918

Biotechnology–4.34%
AbbVie	55,900	4,053,309
†Alkermes	68,000	3,941,960
†Celgene	73,900	9,597,393
Gilead Sciences	111,800	7,913,204
†Vertex Pharmaceuticals	39,400	5,077,478

		30,583,344

Capital Markets–5.99%
BlackRock	23,900	10,095,599
Intercontinental Exchange	132,250	8,717,920
Invesco	290,200	10,212,138
Raymond James Financial	69,900	5,607,378
State Street	83,900	7,528,347

		42,161,382

Chemicals–1.67%
†Axalta Coating Systems	258,500	8,282,340
Praxair	26,400	3,499,320

		11,781,660

Communications Equipment–1.14%
Cisco Systems	255,300	7,990,890

		7,990,890

Construction & Engineering–0.36%
Granite Construction	53,000	2,556,720

		2,556,720

Consumer Finance–1.37%
Capital One Financial	117,150	9,678,933

		9,678,933

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.93%
WestRock	115,500	$6,544,230

		6,544,230

Diversified Telecommunication Services–2.18%
AT&T	406,000	15,318,380

		15,318,380

Electric Utilities–1.66%
PPL	303,200	11,721,712

		11,721,712

Electrical Equipment–0.25%
Acuity Brands	8,800	1,788,864

		1,788,864

Equity Real Estate Investment Trusts–4.19%
American Tower	97,800	12,940,896
Brixmor Property Group	245,800	4,394,904
Host Hotels & Resorts	420,700	7,686,189
Life Storage	61,000	4,520,100

		29,542,089

Food & Staples Retailing–1.76%
Casey’s General Stores	37,200	3,984,492
CVS Health	104,900	8,440,254

		12,424,746

Food Products–1.47%
General Mills	103,800	5,750,520
Pinnacle Foods	77,600	4,609,440

		10,359,960

Health Care Equipment & Supplies–2.94%
Abbott Laboratories	182,100	8,851,881
†DexCom	67,500	4,937,625
†Edwards Lifesciences	58,300	6,893,392

		20,682,898

Health Care Providers & Services–2.21%
Cigna	61,000	10,210,790
†Express Scripts Holding	83,700	5,343,408

		15,554,198

Hotels, Restaurants & Leisure–2.13%
Aramark	132,700	5,438,046
Starbucks	163,400	9,527,854

		14,965,900

Household Durables–1.39%
Newell Brands	182,226	9,770,958

		9,770,958

Industrial Conglomerates–1.36%
Roper Technologies	41,500	9,608,495

		9,608,495

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–5.18%
Aflac	103,500	$8,039,880
Arthur J. Gallagher & Co.	68,100	3,898,725
Prudential Financial	83,900	9,072,946
Reinsurance Group of America	35,600	4,570,684
Travelers	58,600	7,414,658
Validus Holdings	66,900	3,476,793

		36,473,686

Internet & Direct Marketing Retail–1.59%
†Amazon.com	11,600	11,228,800

		11,228,800

Internet Software & Services–5.45%
†Alphabet Class A	29,700	27,611,496
†Facebook Class A	71,400	10,779,972

		38,391,468

IT Services–1.05%
Accenture Class A	59,600	7,371,328

		7,371,328

Life Sciences Tools & Services–1.09%
Thermo Fisher Scientific	43,900	7,659,233

		7,659,233

Machinery–1.84%
Lincoln Electric Holdings	42,000	3,867,780
Parker-Hannifin	56,800	9,077,776

		12,945,556

Media–4.85%
Cinemark Holdings	146,800	5,703,180
Comcast Class A	318,600	12,399,912
Walt Disney	151,100	16,054,375

		34,157,467

Oil, Gas & Consumable Fuels–5.50%
EOG Resources	123,400	11,170,168
EQT	94,700	5,548,473
Noble Energy	208,300	5,894,890
Occidental Petroleum	99,400	5,951,078
Pioneer Natural Resources	63,700	10,165,246

		38,729,855

Pharmaceuticals–3.84%
Allergan	39,203	9,529,854
Merck & Co.	142,600	9,139,234
Pfizer	248,700	8,353,833

		27,022,921

Professional Services–1.52%
Nielsen Holdings	162,400	6,278,384
†TransUnion	102,200	4,426,282

		10,704,666

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.72%
Union Pacific	111,400	$12,132,574

		12,132,574

Semiconductors & Semiconductor Equipment–4.72%
Analog Devices	36,400	2,831,920
Broadcom	46,700	10,883,435
Intel	350,300	11,819,122
Maxim Integrated Products	107,300	4,817,770
QUALCOMM	51,700	2,854,874

		33,207,121

Software–6.70%
†Adobe Systems	64,600	9,137,024
Microsoft	292,800	20,182,704
†PTC	66,400	3,659,968
†salesforce.com	102,900	8,911,140
†Tyler Technologies	30,300	5,322,801

		47,213,637

Specialty Retail–2.50%
Home Depot	96,200	14,757,080
Tractor Supply	53,000	2,873,130

		17,630,210

Technology Hardware, Storage & Peripherals–3.52%
Apple	171,900	24,757,038

		24,757,038

Textiles, Apparel & Luxury Goods–1.24%
NIKE Class B	147,800	8,720,200

		8,720,200

Thrift & Mortgage Finance–0.67%
†MGIC Investment	421,600	4,721,920

		4,721,920

Total Common Stock (Cost $461,825,641)		699,166,990

MONEY MARKET FUND–0.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	4,887,851	4,887,851

Total Money Market Fund (Cost $4,887,851)		4,887,851

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.96% (Cost $466,713,492)	$704,054,841
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	267,215

NET ASSETS APPLICABLE TO 17,538,702 SHARES OUTSTANDING–100.00%	$704,322,056

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($618,563,888 / 15,392,517 Shares)	$40.186

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($85,758,168 / 2,146,185 Shares)	$39.958

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$361,057,969
Undistributed net investment income	4,580,714
Accumulated net realized gain on investments	101,342,024
Net unrealized appreciation of investments	237,341,349

TOTAL NET ASSETS	$704,322,056

†	Non-income producing for the period.

«	Includes $109,777 payable for fund shares redeemed and $293,273 due to manager and affiliates as of June 30, 2017.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$6,257,985
Interest	24,194

6,282,179

EXPENSES:
Management fees	1,324,601
Distribution fees-Service Class	148,755
Accounting and administration expenses	87,116
Reports and statements to shareholders	35,943
Shareholder servicing fees	34,316
Professional fees	25,453
Trustees’ fees and expenses	9,486
Custodian fees	4,236
Consulting fees	1,605
Pricing fees	164
Other	29,790

Total operating expenses	1,701,465

NET INVESTMENT INCOME	4,580,714

NET REALIZED AND UNREALIZED GAIN :
Net realized gain on investments	30,024,114
Net change in unrealized appreciation (depreciation) of investments	26,090,607

NET REALIZED AND UNREALIZED GAIN	56,114,721

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,695,435

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,580,714	$10,058,933
Net realized gain	30,024,114	73,117,234
Net change in unrealized appreciation (depreciation)	26,090,607	(40,326,621)

Net increase in net assets resulting from operations	60,695,435	42,849,546

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(9,176,174)
Service Class	—	(984,992)
Net realized gain:
Standard Class	—	(74,858,719)
Service Class	—	(10,407,561)

	—	(95,427,446)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,849,145	12,240,683
Service Class	3,984,130	6,990,270
Reinvestment of dividends and distributions:
Standard Class	—	84,034,893
Service Class	—	11,392,553

	6,833,275	114,658,399

Cost of shares redeemed:
Standard Class	(37,238,496)	(85,716,159)
Service Class	(8,998,398)	(13,951,568)

	(46,236,894)	(99,667,727)

Increase (decrease) in net assets derived from capital share transactions	(39,403,619)	14,990,672

NET INCREASE (DECREASE) IN NET ASSETS	21,291,816	(37,587,228)
NET ASSETS:
Beginning of period	683,030,240	720,617,468

End of period	$704,322,056	$683,030,240

Undistributed net investment income	$4,580,714	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$36.841	$40.028	$46.219	$42.841	$32.535	$30.528

Income (loss) from investment operations:
Net investment income[2]	0.262	0.584	0.643	0.589	0.490	0.429
Net realized and unrealized gain (loss)	3.083	1.913	(1.131)	5.822	11.070	4.186

Total from investment operations	3.345	2.497	(0.488)	6.411	11.560	4.615

Less dividends and distributions from:
Net investment income	—	(0.573)	(0.621)	(0.687)	(0.498)	(0.246)
Net realized gain	—	(5.111)	(5.082)	(2.346)	(0.756)	(2.362)

Total dividends and distributions	—	(5.684)	(5.703)	(3.033)	(1.254)	(2.608)

Net asset value, end of period	$40.186	$36.841	$40.028	$46.219	$42.841	$32.535

Total return[3]	9.08%	6.64%	(0.66% )	15.20%	35.69%	15.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$618,564	$599,524	$635,177	$703,330	$666,760	$546,051
Ratio of expenses to average net assets	0.44%	0.44%	0.42%	0.42%	0.45%	0.47%
Ratio of net investment income to average net assets	1.36%	1.51%	1.42%	1.31%	1.27%	1.31%
Portfolio turnover	7%	27%	20%	15%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/2017[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$36.696	$39.901	$46.089	$42.740	$32.475	$30.478

Income (loss) from investment operations:
Net investment income[2]	0.194	0.446	0.482	0.430	0.355	0.313
Net realized and unrealized gain (loss)	3.068	1.898	(1.125)	5.795	11.030	4.178

Total from investment operations	3.262	2.344	(0.643)	6.225	11.385	4.491

Less dividends and distributions from:
Net investment income	—	(0.438)	(0.463)	(0.530)	(0.364)	(0.132)
Net realized gain	—	(5.111)	(5.082)	(2.346)	(0.756)	(2.362)

Total dividends and distributions	—	(5.549)	(5.545)	(2.876)	(1.120)	(2.494)

Net asset value, end of period	$39.958	$36.696	$39.901	$46.089	$42.740	$32.475

Total return[3]	8.89%	6.27%	(1.01% )	14.80%	35.21%	14.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,758	$83,506	$85,440	$88,997	$82,148	$60,175
Ratio of expenses to average net assets	0.79%	0.79%	0.77%	0.77%	0.80%	0.82%
Ratio of net investment income to average net assets	1.01%	1.16%	1.07%	0.96%	0.92%	0.96%
Portfolio turnover	7%	27%	20%	15%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$19,893
Legal	4,801

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,093 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$221,226
Distribution fees payable to LFD	25,018
Printing and mailing fees payable to Lincoln Life	30,093
Shareholder servicing fees payable to Lincoln Life	16,936

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$48,976,115
Sales	77,340,127

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$466,713,492

Aggregate unrealized appreciation	$244,977,429
Aggregate unrealized depreciation	(7,636,080)

Net unrealized appreciation	$237,341,349

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$699,166,990
Money Market Fund	4,887,851

Total Investments	$704,054,841

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	73,274	315,614
Service Class	102,318	183,462
Shares reinvested:
Standard Class	—	2,309,341
Service Class	—	315,154

	175,592	3,123,571

Shares redeemed:
Standard Class	(954,091)	(2,220,025)
Service Class	(231,745)	(364,330)

	(1,185,836)	(2,584,355)

Net increase (decrease)	(1,010,244)	539,216

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Delaware Special Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,050.20	0.44%	$2.24
Service Class Shares	1,000.00	1,048.40	0.79%	4.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Service Class Shares	1,000.00	1,020.88	0.79%	3.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.51%
Aerospace & Defense	0.87%
Airlines	1.05%
Auto Components	0.61%
Banks	10.30%
Beverages	1.05%
Building Products	1.51%
Capital Markets	3.61%
Chemicals	6.91%
Commercial Services & Supplies	1.02%
Construction & Engineering	2.47%
Consumer Finance	0.64%
Containers & Packaging	2.99%
Diversified Consumer Services	0.89%
Electric Utilities	3.88%
Electronic Equipment, Instruments & Components	2.79%
Energy Equipment & Services	1.63%
Equity Real Estate Investment Trusts	8.04%
Food & Staples Retailing	0.69%
Food Products	0.89%
Health Care Equipment & Supplies	2.31%
Health Care Providers & Services	2.31%
Hotels, Restaurants & Leisure	1.62%
Household Durables	1.14%
Insurance	11.01%
Internet Software & Services	0.00%
IT Services	0.99%
Leisure Products	0.99%
Life Sciences Tools & Services	1.96%
Machinery	2.51%
Media	2.20%
Multiline Retail	0.39%
Multi-Utilities	2.67%

Security Type/Sector	Percentage of Net Assets

Oil, Gas & Consumable Fuels	5.61%
Professional Services	0.71%
Road & Rail	1.86%
Semiconductors & Semiconductor Equipment	1.76%
Software	4.09%
Specialty Retail	0.40%
Technology Hardware, Storage & Peripherals	0.85%
Textiles, Apparel & Luxury Goods	0.63%
Trading Companies & Distributors	1.66%
Money Market Fund	0.04%
Short-Term Investment	0.51%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

East West Bancorp	3.89%
American Financial Group	3.54%
Synopsys	2.63%
Raymond James Financial	2.56%
Comerica	2.35%
Reinsurance Group of America	2.30%
Torchmark	2.29%
Berry Global Group	1.93%
Tesoro	1.59%
Celanese Class A	1.57%
Total	24.65%

IT–Information Technology

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.51%
Aerospace & Defense–0.87%
Spirit AeroSystems Holdings Class A	96,700	$5,602,798

		5,602,798

Airlines–1.05%
Southwest Airlines	108,500	6,742,190

		6,742,190

Auto Components–0.61%
BorgWarner	92,200	3,905,592

		3,905,592

Banks–10.30%
Bank of Hawaii	82,200	6,820,134
Comerica	206,200	15,102,088
East West Bancorp	427,600	25,048,808
Fifth Third Bancorp	382,900	9,940,084
Hancock Holding	191,700	9,393,300

		66,304,414

Beverages–1.05%
Dr Pepper Snapple Group	74,000	6,742,140

		6,742,140

Building Products–1.51%
Johnson Controls International	81,795	3,546,631
†USG	213,200	6,187,064

		9,733,695

Capital Markets–3.61%
Affiliated Managers Group	40,600	6,733,916
Raymond James Financial	205,750	16,505,265

		23,239,181

Chemicals–6.91%
Albemarle	84,000	8,865,360
†Axalta Coating Systems	311,300	9,974,052
Celanese Class A	106,500	10,111,110
Eastman Chemical	105,600	8,869,344
WR Grace & Co.	92,900	6,689,729

		44,509,595

Commercial Services & Supplies–1.02%
Brink’s	97,800	6,552,600

		6,552,600

Construction & Engineering–2.47%
†AECOM	213,000	6,886,290
KBR	311,100	4,734,942
†Quanta Services	130,700	4,302,644

		15,923,876

Consumer Finance–0.64%
Synchrony Financial	137,900	4,112,178

		4,112,178

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–2.99%
†Berry Global Group	218,182	$12,438,556
Graphic Packaging Holding	495,500	6,827,990

		19,266,546

Diversified Consumer Services–0.89%
Service Corp. International	171,600	5,740,020

		5,740,020

Electric Utilities–3.88%
Edison International	105,400	8,241,226
IDACORP	99,500	8,492,325
PPL	214,100	8,277,106

		25,010,657

Electronic Equipment, Instruments & Components–2.79%
Avnet	181,900	7,072,272
†Flex	308,300	5,028,373
†Keysight Technologies	149,850	5,833,661

		17,934,306

Energy Equipment & Services–1.63%
Helmerich & Payne	55,200	2,999,568
†Rowan	213,600	2,187,264
†Superior Energy Services	509,600	5,315,128

		10,501,960

Equity Real Estate Investment Trusts–8.04%
Apartment Investment & Management Class A	93,800	4,030,586
Brandywine Realty Trust	521,100	9,134,883
CBL & Associates Properties	367,500	3,098,025
Equity Residential	102,500	6,747,575
Highwoods Properties	178,600	9,056,806
Host Hotels & Resorts	509,400	9,306,738
Kimco Realty	287,400	5,273,790
Life Storage	68,700	5,090,670

		51,739,073

Food & Staples Retailing–0.69%
†US Foods Holding	164,200	4,469,524

		4,469,524

Food Products–0.89%
JM Smucker	48,600	5,750,838

		5,750,838

Health Care Equipment & Supplies–2.31%
Becton Dickinson & Co.	27,800	5,424,058
Zimmer Biomet Holdings	73,700	9,463,080

		14,887,138

Health Care Providers & Services–2.31%
Cigna	33,300	5,574,087
†MEDNAX	59,500	3,592,015

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	51,100	$5,680,276

		14,846,378

Hotels, Restaurants & Leisure–1.62%
Darden Restaurants	44,600	4,033,624
Marriott International Class A	63,540	6,373,697

		10,407,321

Household Durables–1.14%
DR Horton	211,633	7,316,152

		7,316,152

Insurance–11.01%
American Financial Group	229,050	22,760,699
Reinsurance Group of America	115,300	14,803,367
Torchmark	192,750	14,745,375
Validus Holdings	165,100	8,580,247
WR Berkley	144,050	9,963,939

		70,853,627

Internet Software & Services–0.00%
LogMeIn	1	105

		105

IT Services–0.99%
†Fiserv	52,200	6,386,148

		6,386,148

Leisure Products–0.99%
Hasbro	57,000	6,356,070

		6,356,070

Life Sciences Tools & Services–1.96%
Agilent Technologies	139,500	8,273,745
Thermo Fisher Scientific	25,000	4,361,750

		12,635,495

Machinery–2.51%
ITT	187,100	7,517,678
Stanley Black & Decker	61,400	8,640,822

		16,158,500

Media–2.20%
Cable One	5,000	3,554,500
Cinemark Holdings	129,700	5,038,845
Meredith	94,225	5,601,676

		14,195,021

Multiline Retail–0.39%
Macy’s	106,800	2,482,032

		2,482,032

Multi-Utilities–2.67%
Public Service Enterprise Group	200,700	8,632,107

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group	139,200	$8,544,096

		17,176,203

Oil, Gas & Consumable Fuels–5.61%
Marathon Oil	746,000	8,840,100
†Newfield Exploration	321,100	9,138,506
SM Energy	365,100	6,035,103
Tesoro	109,300	10,230,480
†Whiting Petroleum	337,300	1,858,523

		36,102,712

Professional Services–0.71%
ManpowerGroup	41,200	4,599,980

		4,599,980

Road & Rail–1.86%
CSX	130,500	7,120,080
JB Hunt Transport Services	53,000	4,843,140

		11,963,220

Semiconductors & Semiconductor Equipment–1.76%
†Qorvo	66,700	4,223,444
Teradyne	235,900	7,084,077

		11,307,521

Software–4.09%
†Citrix Systems	41,900	3,334,402
Symantec	214,500	6,059,625
†Synopsys	232,400	16,948,932

		26,342,959

Specialty Retail–0.40%
Staples	254,300	2,560,801

		2,560,801

Technology Hardware, Storage & Peripherals–0.85%
Western Digital	62,000	5,493,200

		5,493,200

Textiles, Apparel & Luxury Goods–0.63%
VF	69,900	4,026,240

		4,026,240

Trading Companies & Distributors–1.66%
†HD Supply Holdings	188,700	5,779,881
†United Rentals	43,300	4,880,343

		10,660,224

Total Common Stock (Cost $421,015,355)		640,538,230

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	217,327	$217,327

Total Money Market Fund (Cost $217,327)		217,327

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.51%
≠Discounted Commercial Paper–0.51%
Abbey National Treasury Services 1.06% 7/3/17	3,295,000	$3,294,806

Total Short-Term Investment (Cost $3,294,806)		3,294,806

TOTAL VALUE OF SECURITIES–100.06% (Cost $424,527,488)	644,050,363
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(354,515)

NET ASSETS APPLICABLE TO 15,697,393 SHARES OUTSTANDING–100.00%	$643,695,848

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($534,909,373 / 13,032,591 Shares)	$41.044

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($108,786,475 / 2,664,802 Shares)	$40.823

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$328,707,662
Undistributed net investment income	4,015,915
Accumulated net realized gain on investments	91,449,889
Net unrealized appreciation of investments and foreign currencies	219,522,382

TOTAL NET ASSETS	$643,695,848

†	Non-income producing for the period.

«	Includes $650,537 payable for securities purchased and $651,047 payable for fund shares redeemed and $282,213 due to manager and affiliates as of June 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$5,626,547
Interest	16,226

5,642,773

EXPENSES:
Management fees	1,250,659
Distribution fees-Service Class	185,099
Accounting and administration expenses	81,055
Reports and statements to shareholders	35,788
Shareholder servicing fees	31,433
Professional fees	21,492
Trustees’ fees and expenses	8,888
Custodian fees	3,304
Consulting fees	1,537
Pricing fees	197
Other	7,406

Total operating expenses	1,626,858

NET INVESTMENT INCOME	4,015,915

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	35,697,790
Net change in unrealized appreciation (depreciation) of investments	(7,988,751)

NET REALIZED AND UNREALIZED GAIN	27,709,039

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,724,954

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,015,915	$8,728,534
Net realized gain	35,697,790	58,022,395
Net change in unrealized appreciation (depreciation)	(7,988,751)	44,794,516

Net increase in net assets resulting from operations	31,724,954	111,545,445

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,524,315)
Service Class	—	(1,256,245)
Net realized gain:
Standard Class	—	(71,384,208)
Service Class	—	(13,204,443)

	—	(94,369,211)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,389,015	22,381,671
Service Class	12,216,305	13,457,621
Reinvestment of dividends and distributions:
Standard Class	—	79,908,523
Service Class	—	14,460,688

	22,605,320	130,208,503

Cost of shares redeemed:
Standard Class	(38,905,192)	(77,411,045)
Service Class	(10,412,679)	(14,976,974)

	(49,317,871)	(92,388,019)

Increase (decrease) in net assets derived from capital share transactions	(26,712,551)	37,820,484

NET INCREASE IN NET ASSETS	5,012,403	54,996,718
NET ASSETS:
Beginning of period	638,683,445	583,686,727

End of period	$643,695,848	$638,683,445

Undistributed net investment income	$4,015,915	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$39.082	$38.441	$41.904	$41.371	$34.125	$33.749

Income (loss) from investment operations:
Net investment income[2]	0.262	0.594	0.509	0.471	0.441	0.470
Net realized and unrealized gain (loss)	1.700	6.596	(0.451)	2.651	10.699	4.485

Total from investment operations	1.962	7.190	0.058	3.122	11.140	4.955

Less dividends and distributions from:
Net investment income	—	(0.623)	(0.502)	(0.564)	(0.434)	(0.269)
Net realized gain	—	(5.926)	(3.019)	(2.025)	(3.460)	(4.310)

Total dividends and distributions	—	(6.549)	(3.521)	(2.589)	(3.894)	(4.579)

Net asset value, end of period	$41.044	$39.082	$38.441	$41.904	$41.371	$34.125

Total return[3]	5.02%	20.41%	0.26%	7.63%	33.78%	14.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$534,909	$536,639	$497,273	$561,547	$573,997	$473,471
Ratio of expenses to average net assets	0.44%	0.44%	0.44%	0.43%	0.46%	0.47%
Ratio of net investment income to average net assets	1.30%	1.54%	1.21%	1.10%	1.13%	1.32%
Portfolio turnover	8%	16%	19%	7%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$38.939	$38.341	$41.801	$41.280	$34.069	$33.702

Income (loss) from investment operations:
Net investment income[2]	0.190	0.457	0.359	0.320	0.304	0.344
Net realized and unrealized gain (loss)	1.694	6.556	(0.445)	2.641	10.665	4.477

Total from investment operations	1.884	7.013	(0.086)	2.961	10.969	4.821

Less dividends and distributions from:
Net investment income	—	(0.489)	(0.355)	(0.415)	(0.298)	(0.144)
Net realized gain	—	(5.926)	(3.019)	(2.025)	(3.460)	(4.310)

Total dividends and distributions	—	(6.415)	(3.374)	(2.440)	(3.758)	(4.454)

Net asset value, end of period	$40.823	$38.939	$38.341	$41.801	$41.280	$34.069

Total return[3]	4.84%	19.98%	(0.09% )	7.26%	33.32%	14.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,787	$102,044	$86,414	$88,093	$85,755	$64,617
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.78%	0.81%	0.82%
Ratio of net investment income to average net assets	0.95%	1.19%	0.86%	0.75%	0.78%	0.97%
Portfolio turnover	8%	16%	19%	7%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$18,576
Legal	4,483

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,770 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$205,788
Distribution fees payable to LFD	31,211
Printing and mailing fees payable to Lincoln Life	29,770
Shareholder servicing fees payable to Lincoln Life	15,444

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$52,575,287
Sales	70,386,040

At June 30, 2017, the cost of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$424,527,488

Aggregate unrealized appreciation	$264,522,990
Aggregate unrealized depreciation	(45,000,115)

Net unrealized appreciation	$219,522,875

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$640,538,230	$—	$640,538,230
Money Market Fund	217,327	—	217,327
Short-Term Investment	—	3,294,806	3,294,806

Total Investments	$640,755,557	$3,294,806	$644,050,363

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	255,076	575,202
Service Class	301,178	349,680
Shares reinvested:
Standard Class	—	2,210,648
Service Class	—	403,167

	556,254	3,538,697

Shares redeemed:
Standard Class	(953,700)	(1,990,701)
Service Class	(256,980)	(386,066)

	(1,210,680)	(2,376,767)

Net increase (decrease)	(654,426)	1,161,930

5. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Special Opportunities Fund–12

LVIP Dimensional International Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Dimensional International Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,120.60	0.26%	$1.37
Service Class Shares	1,000.00	1,119.20	0.51%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	46.49%
International Equity Fund	46.49%
Unaffiliated Investments	53.53%
International Equity Fund	46.82%
Money Market Fund	6.71%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–46.49%
International Equity Fund–46.49%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	14,537,845	$152,356,620

Total Affiliated Investment (Cost $138,197,637)		152,356,620

UNAFFILIATED INVESTMENTS–53.53%
International Equity Fund–46.82%
**DFA International Value Portfolio	8,441,728	153,470,615

		153,470,615

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	21,988,620	$21,988,620

		21,988,620

Total Unaffiliated Investments (Cost $142,608,712)		175,459,235

TOTAL VALUE OF SECURITIES–100.02% (Cost $280,806,349)	327,815,855
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(70,857)

NET ASSETS APPLICABLE TO 33,428,314 SHARES OUTSTANDING–100.00%	$327,744,998

*	Standard Class shares.

**	Class I shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
65 British Pound	$5,212,382	$5,299,531	9/19/17	$87,149	$—
65 Euro	9,212,722	9,316,937	9/19/17	104,215	—
55 Japanese Yen	6,329,977	6,125,625	9/19/17	—	(204,352)

				191,364	(204,352)

Equity Contracts:
252 Euro STOXX 50 Index	10,229,235	9,875,166	9/18/17	—	(354,069)
59 FTSE 100 Index	5,714,437	5,565,466	9/18/17	—	(148,971)
36 Nikkei 225 Index (OSE)	6,438,263	6,407,824	9/8/17	—	(30,439)

				—	(533,479)

Total				$191,364	$(737,831)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investment, at value	$152,356,620
Unaffiliated investments, at value	175,459,235

Total investments, at value	327,815,855
Foreign currencies collateral held at broker for futures contracts, at value	3,028,041
Unrealized appreciation on futures contracts	191,364
Foreign currencies, at value	185,966
Receivable for investments sold	107,875
Dividends receivable	14,168

TOTAL ASSETS	331,343,269

LIABILITIES:
Cash due to custodian	1,059,215
Cash collateral due to broker for futures contracts	1,025,527
Unrealized depreciation on futures contracts	737,831
Payable for fund shares redeemed	614,420
Due to manager and affiliates	138,639
Other accrued expenses payable	22,639

TOTAL LIABILITIES	3,598,271

TOTAL NET ASSETS	$327,744,998

Affiliated investment, at cost	$138,197,637
Unaffiliated investments, at cost	142,608,712

Total investments, at cost	$280,806,349

Foreign currencies, at cost	$186,213

Standard Class:
Net Assets	$18,353,638
Shares Outstanding	1,869,805
Net Asset Value Per Share	$9.816

Service Class:
Net Assets	$309,391,360
Shares Outstanding	31,558,509
Net Asset Value Per Share	$9.804

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$317,670,588
Undistributed net investment income	3,188,854
Accumulated net realized loss on investments	(39,577,236)
Net unrealized appreciation of investments and derivatives	46,462,792

TOTAL NET ASSETS	$327,744,998

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,765,235

EXPENSES:
Management fees	386,604
Distribution fees-Service Class	364,679
Accounting and administration expenses	25,826
Professional fees	17,371
Shareholder servicing fees	15,880
Reports and statements to shareholders	14,077
Trustees’ fees and expenses	4,031
Custodian fees	2,844
Consulting fees	2,138
Pricing fees	97
Other	1,353

834,900
Less:
Management fees waived	(61,857)

Total operating expenses	773,043

NET INVESTMENT INCOME	1,992,192

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Sale of affiliated investment	11,107
Sale of unaffiliated investments	62,077
Foreign currencies	112,014
Futures contracts	3,239,286

Net realized gain	3,424,484

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	18,942,756
Unaffiliated investments	11,392,898
Foreign currencies	70
Futures contracts	(943,892)

Net change in unrealized appreciation (depreciation)	29,391,832

NET REALIZED AND UNREALIZED GAIN	32,816,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,808,508

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,992,192	$6,059,418
Net realized gain (loss)	3,424,484	(41,305,044)
Net change in unrealized appreciation (depreciation)	29,391,832	41,140,794

Net increase in net assets resulting from operations	34,808,508	5,895,168

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(382,787)
Service Class	—	(5,554,924)
Net realized gain:
Standard Class	—	(267,828)
Service Class	—	(4,285,095)

	—	(10,490,634)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	914,985	3,601,359
Service Class	30,557,665	54,295,621
Reinvestment of dividends and distributions:
Standard Class	—	650,615
Service Class	—	9,840,019

	31,472,650	68,387,614

Cost of shares redeemed:
Standard Class	(1,157,622)	(3,395,761)
Service Class	(23,555,900)	(36,593,553)

	(24,713,522)	(39,989,314)

Increase in net assets derived from capital share transactions	6,759,128	28,398,300

NET INCREASE IN NET ASSETS	41,567,636	23,802,834
NET ASSETS:
Beginning of period	286,177,362	262,374,528

End of period	$327,744,998	$286,177,362

Undistributed net investment income	$3,188,854	$1,196,662

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.760	$8.941	$9.403	$10.391	$9.202	$7.951

Income (loss) from investment operations:
Net investment income[3]	0.071	0.215	0.089	0.270	0.246	0.310
Net realized and unrealized gain (loss)	0.985	(0.047)	(0.461)	(1.048)	1.142	1.172

Total from investment operations	1.056	0.168	(0.372)	(0.778)	1.388	1.482

Less dividends and distributions from:
Net investment income	—	(0.206)	(0.090)	(0.210)	(0.187)	(0.212)
Net realized gain	—	(0.143)	—	—	(0.012)	(0.019)

Total dividends and distributions	—	(0.349)	(0.090)	(0.210)	(0.199)	(0.231)

Net asset value, end of period	$9.816	$8.760	$8.941	$9.403	$10.391	$9.202

Total return[4]	12.06%	1.97%	(3.97% )	(7.50% )	15.12%	18.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,354	$16,599	$16,022	$33,237	$34,646	$21,171
Ratio of expenses to average net assets[5]	0.26%	0.22%	0.19%	0.33%	0.33%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.31%	0.33%	0.33%	0.37%	0.50%
Ratio of net investment income to average net assets	1.52%	2.48%	0.92%	2.62%	2.50%	3.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.48%	2.39%	0.78%	2.62%	2.46%	3.40%
Portfolio turnover	5%	61%	119%[6]	13%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.760	$8.942	$9.403	$10.390	$9.202	$7.954

Income (loss) from investment operations:
Net investment income[3]	0.059	0.193	0.064	0.243	0.223	0.288
Net realized and unrealized gain (loss)	0.985	(0.048)	(0.458)	(1.046)	1.139	1.171

Total from investment operations	1.044	0.145	(0.394)	(0.803)	1.362	1.459

Less dividends and distributions from:
Net investment income	—	(0.184)	(0.067)	(0.184)	(0.162)	(0.192)
Net realized gain	—	(0.143)	—	—	(0.012)	(0.019)

Total dividends and distributions	—	(0.327)	(0.067)	(0.184)	(0.174)	(0.211)

Net asset value, end of period	$9.804	$8.760	$8.942	$9.403	$10.390	$9.202

Total return[4]	11.92%	1.72%	(4.21% )	(7.74% )	14.84%	18.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$309,391	$269,578	$246,353	$182,247	$101,016	$30,083
Ratio of expenses to average net assets[5]	0.51%	0.47%	0.44%	0.58%	0.58%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.56%	0.58%	0.58%	0.62%	0.75%
Ratio of net investment income to average net assets	1.27%	2.23%	0.67%	2.37%	2.25%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.23%	2.14%	0.53%	2.37%	2.21%	3.15%
Portfolio turnover	5%	61%	119%[6]	13%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. LIAC has contractually agreed to waive 0.04% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$8,625
Legal	2,083

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,651 for the six months June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$56,586
Distribution fees payable to LFD	63,588
Printing and mailing fees payable to Lincoln Life	10,651
Shareholder servicing fees payable to Lincoln Life	7,814

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Dimensional International Core Equity Fund	$133,836,090	$8,133,388	$8,566,721	$11,107	$18,942,756	$152,356,620	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$23,073,418
Sales	13,579,728

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$280,806,349

Aggregate unrealized appreciation	$47,009,506
Aggregate unrealized depreciation	—

Net unrealized appreciation	$47,009,506

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$31,774,538	$7,419,338	$39,193,876

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment	$152,356,620
Unaffiliated Investments	175,459,235

Total Investments	$327,815,855

Derivatives:
Assets:
Futures Contracts	$191,364

Liabilities:
Futures Contracts	$(737,831)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/2017	Year Ended 12/31/16
Shares sold:
Standard Class	98,633	416,789
Service Class	3,289,513	6,307,336
Shares reinvested:
Standard Class	—	75,149
Service Class	—	1,138,080

	3,388,146	7,937,354

Shares redeemed:
Standard Class	(123,756)	(388,926)
Service Class	(2,505,301)	(4,220,492)

	(2,629,057)	(4,609,418)

Net increase	759,089	3,327,936

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$(533,479)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	191,364	Unrealized depreciation on futures contracts	(204,352)

Total		$191,364		$(737,831)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,442,567	$(1,198,832)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	796,719	254,940

Total		$3,239,286	$(943,892)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$40,981,536	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional U.S. Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Dimensional U.S. Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,072.10	0.29%	$1.49
Service Class Shares	1,000.00	1,070.80	0.54%	2.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
Service Class Shares	1,000.00	1,022.12	0.54%	2.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	55.97%
Equity Fund	55.97%
Unaffiliated Investments	43.88%
Equity Fund	37.12%
Money Market Fund	6.76%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–55.97%
Equity Fund–55.97%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	33,761,407	$387,040,772

Total Affiliated Investment (Cost $338,646,116)		387,040,772

UNAFFILIATED INVESTMENTS–43.88%
Equity Fund–37.12%
**DFA U.S. Large Company Portfolio	13,623,885	256,673,998

		256,673,998

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	46,719,372	$46,719,372

		46,719,372

Total Unaffiliated Investments (Cost $253,055,355)		303,393,370

TOTAL VALUE OF SECURITIES–99.85% (Cost $591,701,471)	690,434,142
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,042,732

NET ASSETS APPLICABLE TO 49,805,578 SHARES OUTSTANDING–100.00%	$691,476,874

*	Standard Class shares.

**	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts:
62 E-mini Russell 2000 Index	$4,338,862	$4,384,330	9/18/17	$45,468	$—
247 E-mini S&P 500 Index	29,967,090	29,898,115	9/18/17	—	(68,975)
52 E-mini S&P MidCap 400 Index	9,181,213	9,079,720	9/18/17	—	(101,493)

Total				$45,468	$(170,468)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investment, at value	$387,040,772
Unaffiliated investments, at value	303,393,370

Total investments, at value	690,434,142
Cash collateral held at broker for futures contracts	1,758,185
Receivable for investments sold	74,579
Receivable for fund shares sold	52,952
Unrealized appreciation on futures contracts	45,468
Dividends receivable	30,162
Cash	9,484

TOTAL ASSETS	692,404,972

LIABILITIES:
Payable for fund shares redeemed	421,533
Due to manager and affiliates	310,284
Unrealized depreciation on futures contracts	170,468
Other accrued expenses payable	25,813

TOTAL LIABILITIES	928,098

TOTAL NET ASSETS	$691,476,874

Affiliated investment, at cost	$338,646,116
Unaffiliated investments, at cost	253,055,355

Total investments, at cost	$591,701,471

Standard Class:
Net Assets	$24,991,612
Shares Outstanding	1,797,020
Net Asset Value Per Share	$13.907

Service Class:
Net Assets	$666,485,262
Shares Outstanding	48,008,558
Net Asset Value Per Share	$13.883

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$626,797,250
Undistributed net investment income	840,979
Accumulated net realized loss on investments	(34,769,026)
Net unrealized appreciation of investments and derivatives	98,607,671

TOTAL NET ASSETS	$691,476,874

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,507,082

EXPENSES:
Management fees	809,226
Distribution fees-Service Class	778,886
Accounting and administration expenses	37,677
Shareholder servicing fees	33,271
Professional fees	20,583
Reports and statements to shareholders	18,672
Trustees’ fees and expenses	8,506
Custodian fees	3,677
Consulting fees	2,529
Pricing fees	83
Other	3,363

Total operating expenses	1,716,473

NET INVESTMENT INCOME:	790,609

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	(27,221)
Sale of unaffiliated investments	22,174
Futures contracts	2,712,948

Net realized gain	2,707,901

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	20,949,354
Unaffiliated investments	18,742,980
Futures contracts	113,010

Net change in unrealized appreciation (depreciation)	39,805,344

NET REALIZED AND UNREALIZED GAIN	42,513,245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,303,854

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$790,609	$5,658,146
Net realized gain (loss)	2,707,901	(37,898,181)
Net change in unrealized appreciation (depreciation)	39,805,344	86,176,025

Net increase in net assets resulting from operations	43,303,854	53,935,990

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(288,882)
Service Class	—	(5,322,747)
Net realized gain:
Standard Class	—	(1,781,298)
Service Class	—	(41,422,520)

	—	(48,815,447)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,092,775	5,824,868
Service Class	108,156,019	133,589,975
Reinvestment of dividends and distributions:
Standard Class	—	2,070,180
Service Class	—	46,745,267

	110,248,794	188,230,290

Cost of shares redeemed:
Standard Class	(2,729,460)	(5,229,970)
Service Class	(34,738,693)	(62,892,778)

	(37,468,153)	(68,122,748)

Increase in net assets derived from capital share transactions	72,780,641	120,107,542

NET INCREASE IN NET ASSETS	116,084,495	125,228,085
NET ASSETS:
Beginning of period	575,392,379	450,164,294

End of period	$691,476,874	$575,392,379

Undistributed net investment income	$840,979	$50,370

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.972	$12.919	$14.157	$13.649	$10.715	$9.230

Income (loss) from investment operations:
Net investment income[3]	0.033	0.180	0.133	0.154	0.165	0.199
Net realized and unrealized gain (loss)	0.902	1.181	(1.210)	0.488	2.955	1.405

Total from investment operations	0.935	1.361	(1.077)	0.642	3.120	1.604

Less dividends and distributions from:
Net investment income	—	(0.159)	(0.161)	(0.134)	(0.125)	(0.117)
Net realized gain	—	(1.149)	—	—	(0.061)	(0.002)

Total dividends and distributions	—	(1.308)	(0.161)	(0.134)	(0.186)	(0.119)

Net asset value, end of period	$13.907	$12.972	$12.919	$14.157	$13.649	$10.715

Total return[4]	7.21%	11.13%	(7.61% )	4.70%	29.18%	17.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,992	$23,926	$20,947	$22,848	$15,078	$2,558
Ratio of expenses to average net assets[5]	0.29%	0.24%	0.18%	0.31%	0.32%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.30%	0.32%	0.31%	0.33%	0.39%
Ratio of net investment income to average net assets	0.48%	1.39%	0.96%	1.11%	1.31%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.48%	1.33%	0.82%	1.11%	1.30%	1.85%
Portfolio turnover	2%	41%	108%[6]	26%	15%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.965	$12.915	$14.151	$13.645	$10.714	$9.229

Income (loss) from investment operations:
Net investment income[3]	0.016	0.147	0.098	0.119	0.133	0.174
Net realized and unrealized gain (loss)	0.902	1.178	(1.207)	0.487	2.953	1.403

Total from investment operations	0.918	1.325	(1.109)	0.606	3.086	1.577

Less dividends and distributions from:
Net investment income	—	(0.126)	(0.127)	(0.100)	(0.094)	(0.090)
Net realized gain	—	(1.149)	—	—	(0.061)	(0.002)

Total dividends and distributions	—	(1.275)	(0.127)	(0.100)	(0.155)	(0.092)

Net asset value, end of period	$13.883	$12.965	$12.915	$14.151	$13.645	$10.714

Total return[4]	7.08%	10.86%	(7.85% )	4.44%	28.86%	17.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$666,485	$551,466	$429,217	$356,311	$220,223	$92,185
Ratio of expenses to average net assets[5]	0.54%	0.49%	0.43%	0.56%	0.57%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.55%	0.57%	0.56%	0.58%	0.64%
Ratio of net investment income to average net assets	0.23%	1.14%	0.71%	0.86%	1.06%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.23%	1.08%	0.57%	0.86%	1.05%	1.60%
Portfolio turnover	2%	41%	108%[6]	26%	15%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation-The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). The fee is calculated daily and paid monthly.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$18,108
Legal	4,339

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,414 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$142,254
Distribution fees payable to LFD	137,114
Printing and mailing fees payable to Lincoln Life	14,414
Shareholder servicing fees payable to Lincoln Life	16,502

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Dimensional U.S. Core Equity 2 Fund	$320,330,064	$50,118,114	$4,329,539	$(27,221)	$20,949,354	$387,040,772	$—	$—

LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$81,679,738
Sales	13,075,337

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$591,701,471

Aggregate unrealized appreciation	$98,732,671
Aggregate unrealized depreciation	—

Net unrealized appreciation	$98,732,671

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Funds had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$20,817,259	$4,527,459	$25,344,718

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment	$387,040,772
Unaffiliated Investments	303,393,370

Total Investments	$690,434,142

Derivatives:
Assets:
Futures Contracts	$45,468

Liabilities:
Futures Contracts	$(170,468)

There were no Level 3 investments at the beginning or end of the period.

LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	154,041	451,931
Service Class	8,037,450	10,394,195
Shares reinvested:
Standard Class	—	167,128
Service Class	—	3,787,266

	8,191,491	14,800,520

Shares redeemed:
Standard Class	(201,453)	(396,086)
Service Class	(2,563,818)	(4,880,253)

	(2,765,271)	(5,276,339)

Net increase	5,426,220	9,524,181

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$45,468	Unrealized depreciation on futures contracts	$(170,468)

LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,712,948	$113,010

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the year ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$41,479,031	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP Dimensional/Vanguard Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional/Vanguard Total Bond Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,019.70	0.24%	$1.20
Service Class Shares	1,000.00	1,018.40	0.49%	2.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.36	0.49%	2.46

LVIP Vanguard Domestic Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,086.10	0.24%	$1.24
Service Class Shares	1,000.00	1,084.80	0.49%	2.53
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.36	0.49%	2.46

LVIP Vanguard International Equity ETF Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,155.30	0.26%	$1.39
Service Class Shares	1,000.00	1,153.90	0.51%	2.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	29.99%
Fixed Income Funds	27.98%
Money Market Fund	2.01%
Unaffiliated Investments	70.05%
Fixed Income Funds	70.05%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	2.03%
Money Market Fund	2.03%
Unaffiliated Investments	98.65%
Equity Funds	97.99%
Money Market Fund	0.66%
Total Value of Securities	100.68%
Liabilities Net of Receivables and Other Assets	(0.68%)
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	2.03%
Money Market Fund	2.03%
Unaffiliated Investments	98.95%
International Equity Funds	97.99%
Money Market Fund	0.96%
Total Value of Securities	100.98%
Liabilities Net of Receivables and Other Assets	(0.98%)
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–29.99%
Fixed Income Funds–27.98%
*DFA Intermediate Term Extended Quality Portfolio	11,180,216	$120,522,728
*DFA VA Global Bond Portfolio	2,362,752	25,470,466
*DFA VA Short-Term Fixed Portfolio	3,115,131	31,898,946

		177,892,140

Money Market Fund–2.01%
**Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.47%)	1,274,894	12,748,935

		12,748,935

Total Affiliated Investments (Cost $189,518,906)		190,641,075

UNAFFILIATED INVESTMENTS–70.05%
Fixed Income Funds–70.05%
*DFA Inflation Protected Securities Portfolio	1,086,729	12,703,858

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
*DFA One-Year Fixed Income Portfolio	4,955,465	$51,041,294
*DFA Two-Year Global Fixed Income Portfolio	7,047,272	70,120,358
Vanguard Long-Term Bond ETF	204,137	19,013,320
Vanguard Mortgage-Backed Securities ETF	1,448,232	76,263,897
Vanguard Short-Term Corporate Bond ETF	318,669	25,506,267
Vanguard Total Bond Market ETF	2,330,630	190,715,453

		445,364,447

Total Unaffiliated Investments (Cost $444,259,796)		445,364,447

TOTAL VALUE OF SECURITIES–100.04% (Cost $633,778,702)	636,005,522
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(240,447)

NET ASSETS APPLICABLE TO 59,933,310 SHARES OUTSTANDING–100.00%	$635,765,075

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.03%
Money Market Fund–2.03%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.47%)	662,923	$6,629,234

Total Affiliated Investment (Cost $6,629,234)		6,629,234

UNAFFILIATED INVESTMENTS–98.65%
Equity Funds–97.99%
Vanguard Dividend Appreciation ETF	351,153	32,541,349
Vanguard Mega Cap 300 Growth ETF	618,523	61,889,411
Vanguard Mega Cap 300 Value ETF	893,847	61,997,228
Vanguard Mid-Cap Growth ETF	139,043	16,362,580
Vanguard Mid-Cap Value ETF	158,681	16,323,514
Vanguard REIT ETF	78,027	6,494,187
Vanguard Small-Cap Growth ETF	45,082	6,569,800

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	106,792	$13,125,805
Vanguard Total Stock Market ETF	787,475	98,001,264
**Vanguard Variable Insurance Fund–Small Company Growth Portfolio	297,846	6,606,233

		319,911,371

Money Market Fund–0.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	2,147,377	2,147,377

		2,147,377

Total Unaffiliated Investments (Cost $228,638,808)		322,058,748

TOTAL VALUE OF SECURITIES–100.68% (Cost $235,268,042)	328,687,982
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.68%)	(2,212,999)

NET ASSETS APPLICABLE TO 18,939,923 SHARES OUTSTANDING–100.00%	$326,474,983

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.03%
Money Market Fund–2.03%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.47%)	426,755	$4,267,545

Total Affiliated Investment (Cost $4,267,545)		4,267,545

UNAFFILIATED INVESTMENTS–98.95%
International Equity Funds–97.99%
Vanguard FTSE All-World ex-U.S. ETF	756,930	37,869,208
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	176,046	19,034,093
Vanguard FTSE Developed Markets ETF	1,221,306	50,464,364
Vanguard FTSE Emerging Markets ETF	415,814	16,977,686

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	493,020	$27,185,123
Vanguard FTSE Pacific ETF	480,894	31,642,825
Vanguard Global ex-U.S. Real Estate ETF	74,178	4,172,513
**Vanguard VA International Portfolio	797,039	18,961,562

		206,307,374

Money Market Fund–0.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	2,018,057	2,018,057

		2,018,057

Total Unaffiliated Investments (Cost $180,858,346)		208,325,431

TOTAL VALUE OF SECURITIES–100.98% (Cost $185,125,891)	212,592,976
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.98%)	(2,063,366)

NET ASSETS APPLICABLE TO 19,809,688 SHARES OUTSTANDING–100.00%	$210,529,610

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional/Vanguard Allocation Funds

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Affiliated investments, at value	$190,641,075	$6,629,234	$4,267,545
Unaffiliated investments, at value	445,364,447	322,058,748	208,325,431

Total investments, at value	636,005,522	328,687,982	212,592,976
Receivable for fund shares sold	390,439	155,629	202,007
Receivable for investments sold	216,556	—	20,924
Dividends receivable	629	45,478	20,767

TOTAL ASSETS	636,613,146	328,889,089	212,836,674

LIABILITIES:
Payable for fund shares redeemed	353,435	139,328	180,211
Due to manager and affiliates	251,990	108,196	70,994
Cash overdraft	205,405	—	—
Other accrued expenses	26,056	19,642	16,998
Payable for investments purchased	11,185	2,146,940	2,038,861

TOTAL LIABILITIES	848,071	2,414,106	2,307,064

TOTAL NET ASSETS	$635,765,075	$326,474,983	$210,529,610

Affiliated investments, at cost	$189,518,906	$6,629,234	$4,267,545
Unaffiliated investments, at cost	444,259,796	228,638,808	180,858,346

Total investments, at cost	$633,778,702	$235,268,042	$185,125,891

Standard Class:
Net Assets	$79,011,704	$110,629,783	$81,784,531
Shares Outstanding	7,440,635	6,410,441	7,688,668
Net Asset Value Per Share	$10.619	$17.258	$10.637

Service Class:
Net Assets	$556,753,371	$215,845,200	$128,745,079
Shares Outstanding	52,492,675	12,529,482	12,121,020
Net Asset Value Per Share	$10.606	$17.227	$10.622

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$631,790,680	$231,584,474	$190,066,050
Undistributed net investment income	4,120,623	2,082,231	2,228,684
Accumulated net realized loss on investments	(2,373,048)	(611,662)	(9,232,209)
Net unrealized appreciation of investments	2,226,820	93,419,940	27,467,085

TOTAL NET ASSETS	$635,765,075	$326,474,983	$210,529,610

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,792,422	$2,700,757	$2,561,168
Dividends from affiliated investments	1,711,242	9,093	5,554

	5,503,664	2,709,850	2,566,722

EXPENSES:
Management fees	751,585	379,219	237,205
Distribution fees-Service Class	660,140	255,918	144,889
Accounting and administration expenses	36,264	25,572	21,560
Shareholder servicing fees	30,444	15,445	10,065
Reports and statements to shareholders	21,709	5,584	6,789
Professional fees	17,857	12,694	11,558
Trustees’ fees and expenses	7,959	3,981	2,434
Custodian fees	3,980	3,239	2,157
Consulting fees	1,514	1,172	1,058
Pricing fees	44	35	24
Other	1,862	829	620

	1,533,358	703,688	438,359
Less:
Management fees waived	(150,317)	(75,844)	(47,441)

Total operating expenses	1,383,041	627,844	390,918

NET INVESTMENT INCOME	4,120,623	2,082,006	2,175,804

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	—	415,349	123,455
Sale of unaffiliated investments	(243,442)	297,942	297,029
Sale of affiliated investments	(171,685)	—	—

Net realized gain (loss)	(415,127)	713,291	420,484

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	4,212,770	21,606,395	24,228,328
Affiliated investments	3,243,470	—	—

Net change in unrealized appreciation (depreciation)	7,456,240	21,606,395	24,228,328

NET REALIZED AND UNREALIZED GAIN	7,041,113	22,319,686	24,648,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,161,736	$24,401,692	$26,824,616

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,120,623	$8,432,895	$2,082,006	$3,961,429	$2,175,804	$3,585,086
Net realized gain (loss)	(415,127)	53,235	713,291	(224,849)	420,484	(2,111,748)
Net change in unrealized appreciation (depreciation)	7,456,240	(323,689)	21,606,395	24,450,101	24,228,328	3,943,622

Net increase in net assets resulting from operations	11,161,736	8,162,441	24,401,692	28,186,681	26,824,616	5,416,960

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,180,234)	—	(1,378,248)	—	(1,462,909)
Service Class	—	(7,299,509)	—	(2,612,460)	—	(2,096,208)
Net realized gain:
Standard Class	—	—	—	(248,924)	—	—
Service Class	—	—	—	(587,434)	—	—

	—	(8,479,743)	—	(4,827,066)	—	(3,559,117)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,118,743	32,458,194	19,509,617	25,739,054	11,556,226	21,226,004
Service Class	69,808,220	139,361,749	31,837,677	47,064,271	21,871,142	24,579,090
Reinvestment of dividends and distributions:
Standard Class	—	1,180,234	—	1,627,172	—	1,462,909
Service Class	—	7,299,509	—	3,199,894	—	2,096,208

	82,926,963	180,299,686	51,347,294	77,630,391	33,427,368	49,364,211

Cost of shares redeemed:
Standard Class	(5,988,050)	(6,087,321)	(3,519,144)	(7,071,783)	(3,911,188)	(4,137,538)
Service Class	(34,047,120)	(75,671,678)	(24,242,029)	(33,804,104)	(11,204,451)	(18,378,714)

	(40,035,170)	(81,758,999)	(27,761,173)	(40,875,887)	(15,115,639)	(22,516,252)

Increase in net assets derived from capital share transactions	42,891,793	98,540,687	23,586,121	36,754,504	18,311,729	26,847,959

NET INCREASE IN NET ASSETS	54,053,529	98,223,385	47,987,813	60,114,119	45,136,345	28,705,802
NET ASSETS:
Beginning of period	581,711,546	483,488,161	278,487,170	218,373,051	165,393,265	136,687,463

End of period	$635,765,075	$581,711,546	$326,474,983	$278,487,170	$210,529,610	$165,393,265

Undistributed net investment income	$4,120,623	$—	$2,082,231	$225	$2,228,684	$52,880

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.414	$10.373	$10.518	$10.224	$10.688	$10.491

Income (loss) from investment operations:
Net investment income[2]	0.083	0.189	0.164	0.196	0.162	0.193
Net realized and unrealized gain (loss)	0.122	0.030	(0.132)	0.278	(0.457)	0.198

Total from investment operations	0.205	0.219	0.032	0.474	(0.295)	0.391

Less dividends and distributions from:
Net investment income	—	(0.178)	(0.172)	(0.172)	(0.141)	(0.175)
Net realized gain	—	—	(0.003)	(0.008)	(0.028)	(0.019)
Return of capital	—	—	(0.002)	—	—	—

Total dividends and distributions	—	(0.178)	(0.177)	(0.180)	(0.169)	(0.194)

Net asset value, end of period	$10.619	$10.414	$10.373	$10.518	$10.224	$10.688

Total return[3]	1.97%	2.11%	0.31%	4.64%	(2.76% )	3.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,012	$70,429	$43,416	$32,573	$13,621	$8,444
Ratio of expenses to average net assets[4]	0.24%	0.23%	0.23%	0.24%	0.26%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%	0.28%	0.28%	0.29%	0.31%	0.35%
Ratio of net investment income to average net assets	1.59%	1.77%	1.55%	1.86%	1.55%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.54%	1.72%	1.50%	1.81%	1.50%	1.75%
Portfolio turnover	3%	13%	10%	14%	9%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.414	$10.374	$10.519	$10.224	$10.689	$10.494

Income (loss) from investment operations:
Net investment income[2]	0.070	0.162	0.137	0.169	0.136	0.166
Net realized and unrealized gain (loss)	0.122	0.029	(0.131)	0.280	(0.457)	0.199

Total from investment operations	0.192	0.191	0.006	0.449	(0.321)	0.365

Less dividends and distributions from:
Net investment income	—	(0.151)	(0.146)	(0.146)	(0.116)	(0.151)
Net realized gain	—	—	(0.003)	(0.008)	(0.028)	(0.019)
Return of capital	—	—	(0.002)	—	—	—

Total dividends and distributions	—	(0.151)	(0.151)	(0.154)	(0.144)	(0.170)

Net asset value, end of period	$10.606	$10.414	$10.374	$10.519	$10.224	$10.689

Total return[3]	1.84%	1.84%	0.06%	4.39%	(3.00% )	3.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$556,753	$511,283	$440,072	$364,391	$233,819	$137,634
Ratio of expenses to average net assets[4]	0.49%	0.48%	0.48%	0.49%	0.51%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%	0.53%	0.53%	0.54%	0.56%	0.60%
Ratio of net investment income to average net assets	1.34%	1.52%	1.30%	1.61%	1.30%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	1.47%	1.25%	1.56%	1.25%	1.50%
Portfolio turnover	3%	13%	10%	14%	9%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$15.890	$14.444	$14.748	$13.421	$10.394	$9.158

Income (loss) from investment operations:
Net investment income[2]	0.128	0.273	0.249	0.229	0.212	0.200
Net realized and unrealized gain (loss)	1.240	1.479	(0.293)	1.409	2.960	1.187

Total from investment operations	1.368	1.752	(0.044)	1.638	3.172	1.387

Less dividends and distributions from:
Net investment income	—	(0.256)	(0.243)	(0.265)	(0.145)	(0.151)
Net realized gain	—	(0.050)	(0.017)	(0.046)	—	—

Total dividends and distributions	—	(0.306)	(0.260)	(0.311)	(0.145)	(0.151)

Net asset value, end of period	$17.258	$15.890	$14.444	$14.748	$13.421	$10.394

Total return[3]	8.61%	12.14%	(0.31% )	12.21%	30.52%	15.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,630	$86,644	$59,518	$36,626	$13,983	$1,723
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.25%	0.25%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%	0.29%	0.30%	0.30%	0.34%	0.39%
Ratio of net investment income to average net assets	1.54%	1.82%	1.68%	1.62%	1.71%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49%	1.77%	1.63%	1.57%	1.66%	1.88%
Portfolio turnover	7%	12%	14%	15%	20%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$15.881	$14.439	$14.743	$13.418	$10.395	$9.159

Income (loss) from investment operations:
Net investment income[2]	0.107	0.235	0.212	0.192	0.177	0.174
Net realized and unrealized gain (loss)	1.239	1.476	(0.293)	1.409	2.961	1.187

Total from investment operations	1.346	1.711	(0.081)	1.601	3.138	1.361

Less dividends and distributions from:
Net investment income	—	(0.219)	(0.206)	(0.230)	(0.115)	(0.125)
Net realized gain	—	(0.050)	(0.017)	(0.046)	—	—

Total dividends and distributions	—	(0.269)	(0.223)	(0.276)	(0.115)	(0.125)

Net asset value, end of period	$17.227	$15.881	$14.439	$14.743	$13.418	$10.395

Total return[3]	8.48%	11.86%	(0.56% )	11.93%	30.20%	14.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$215,845	$191,843	$158,855	$154,511	$134,339	$86,200
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.50%	0.50%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%	0.54%	0.55%	0.55%	0.59%	0.64%
Ratio of net investment income to average net assets	1.29%	1.57%	1.43%	1.37%	1.46%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	1.52%	1.38%	1.32%	1.41%	1.63%
Portfolio turnover	7%	12%	14%	15%	20%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$9.207	$9.086	$9.595	$10.272	$9.139	$8.000

Income (loss) from investment operations:
Net investment income[2]	0.122	0.239	0.225	0.280	0.246	0.193
Net realized and unrealized gain (loss)	1.308	0.098	(0.507)	(0.756)	1.100	1.336

Total from investment operations	1.430	0.337	(0.282)	(0.476)	1.346	1.529

Less dividends and distributions from:
Net investment income	—	(0.216)	(0.227)	(0.201)	(0.212)	(0.188)
Net realized gain	—	—	—	—	—	— [3]
Return of capital	—	—	—	—	(0.001)	(0.202)

Total dividends and distributions	—	(0.216)	(0.227)	(0.201)	(0.213)	(0.390)

Net asset value, end of period	$10.637	$9.207	$9.086	$9.595	$10.272	$9.139

Total return[4]	15.53%	3.72%	(2.95% )	(4.64% )	14.75%	19.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,785	$63,645	$44,417	$29,516	$11,500	$1,890
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.27%	0.28%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.32%	0.33%	0.39%	0.36%
Ratio of net investment income to average net assets	2.44%	2.61%	2.29%	2.72%	2.52%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.56%	2.24%	2.67%	2.43%	2.15%
Portfolio turnover	6%	13%	23%	11%	17%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $11 was made, which calculated to de minimis amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$9.205	$9.085	$9.592	$10.268	$9.137	$7.987

Income (loss) from investment operations:
Net investment income[2]	0.109	0.215	0.200	0.254	0.220	0.169
Net realized and unrealized gain (loss)	1.308	0.099	(0.505)	(0.755)	1.099	1.335

Total from investment operations	1.417	0.314	(0.305)	(0.501)	1.319	1.504

Less dividends and distributions from:
Net investment income	—	(0.194)	(0.202)	(0.175)	(0.187)	(0.170)
Net realized gain	—	—	—	—	—	— [3]
Return of capital	—	—	—	—	(0.001)	(0.184)

Total dividends and distributions	—	(0.194)	(0.202)	(0.175)	(0.188)	(0.354)

Net asset value, end of period	$10.622	$9.205	$9.085	$9.592	$10.268	$9.137

Total return[4]	15.39%	3.46%	(3.19% )	(4.88% )	14.46%	19.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,745	$101,748	$92,270	$91,345	$75,098	$50,677
Ratio of expenses to average net assets[5]	0.51%	0.51%	0.52%	0.53%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.57%	0.58%	0.64%	0.61%
Ratio of net investment income to average net assets	2.19%	2.36%	2.04%	2.47%	2.27%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.14%	2.31%	1.99%	2.42%	2.18%	1.90%
Portfolio turnover	6%	13%	23%	11%	17%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $1,475 was made, which calculated to de minimis amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional/Vanguard Total Bond Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds ”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic ETF Fund, and LVIP Vanguard International Equity ETF Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$16,935	$8,426	$5,230
Legal	4,088	2,034	1,263

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, the Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of the Funds’ average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$18,537	$3,418	$4,918

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that the Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Funds had liabilities payable to affiliates as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$104,195	$53,163	$34,592
Distribution fees payable to LFD	114,150	43,906	26,468
Printing and mailing fees payable to Lincoln Life	18,537	3,418	4,918
Shareholder servicing fees payable to Lincoln Life	15,108	7,709	5,016

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

LVIP Dimensional/ Vanguard Total Bond Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
DFA Intermediate Term Extended Quality Portfolio	$110,595,895	$11,940,831	$4,504,599	$(156,278)	$2,646,879	$120,522,728	$1,693,242	$—
DFA VA Global Bond Portfolio	23,270,879	2,344,670	548,791	(12,086)	415,794	25,470,466	—	—
DFA VA Short-Term Fixed Portfolio	29,157,913	3,293,766	730,209	(3,321)	180,797	31,898,946	—	—
LVIP Money Market Fund	11,663,615	1,366,087	280,767	—	—	12,748,935	18,000	—

Total	$174,688,302	$18,945,354	$6,064,366	$(171,685)	$3,243,470	$190,641,075	$1,711,242	$—

LVIP Vanguard Domestic Equity ETF Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss )	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Money Market Fund	$5,634,505	$1,251,821	$257,092	$—	$—	$6,629,234	$9,093	$—

LVIP Vanguard International Equity ETF Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Money Market Fund	$3,363,669	$976,851	$72,975	$—	$—	$4,267,545	$5,554	$—

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$62,663,532	$46,475,274	$32,654,936
Sales	15,651,836	21,454,399	12,088,523

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$633,778,702	$235,268,042	$185,125,891

Aggregate unrealized appreciation	$2,995,973	$93,419,940	$27,467,085
Aggregate unrealized depreciation	(769,153)	—	—

Net unrealized appreciation	$2,226,820	$93,419,940	$27,467,085

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	Short-Term	Long-Term	Total
LVIP Vanguard International Equity ETF Fund	$1,224,466	$3,714,153	$4,938,619

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated investments	$190,641,075	$6,629,234	$4,267,545
Unaffiliated investments	445,364,447	322,058,748	208,325,431

Total Investments	$636,005,522	$328,687,982	$212,592,976

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels as of beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	1,248,768	3,037,293	1,168,569	1,694,667	1,156,775	2,310,444
Service Class	6,640,197	13,082,507	1,902,882	3,140,721	2,171,561	2,698,198
Shares reinvested:
Standard Class	—	113,484	—	102,573	—	158,993
Service Class	—	701,808	—	202,087	—	227,860

	7,888,965	16,935,092	3,071,451	5,140,048	3,328,336	5,395,495

Shares redeemed:
Standard Class	(571,142)	(573,173)	(210,942)	(465,082)	(380,965)	(444,995)
Service Class	(3,242,083)	(7,112,296)	(1,453,415)	(2,264,860)	(1,104,247)	(2,028,828)

	(3,813,225)	(7,685,469)	(1,664,357)	(2,729,942)	(1,485,212)	(2,473,823)

Net increase	4,075,740	9,249,623	1,407,094	2,410,106	1,843,124	2,921,672

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional International Core Equity Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Dimensional International Core Equity Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,140.10	0.68%	$3.61
Service Class Shares	1,000.00	1,138.80	0.93%	4.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets

Common Stock	98.83%
Australia	5.84%
Austria	0.67%
Belgium	1.45%
Canada	8.54%
China	0.00%
Denmark	1.85%
Finland	2.05%
France	7.76%
Germany	7.35%
Hong Kong	3.02%
Ireland	0.64%
Israel	0.72%
Italy	2.72%
Japan	23.34%
Netherlands	2.65%
New Zealand	0.45%
Norway	0.87%
Portugal	0.26%
Singapore	1.11%
Spain	2.51%
Sweden	2.86%
Switzerland	5.98%
United Kingdom	16.18%
United States	0.01%
Preferred Stock	0.53%
Rights	0.01%
Money Market Fund	0.22%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector*	Percentage of Net Assets

Aerospace & Defense	1.16%
Air Freight & Logistics	0.38%
Airlines	0.50%
Auto Components	2.63%
Automobiles	3.20%
Banks	10.09%
Beverages	1.09%
Biotechnology	0.31%
Building Products	0.95%
Capital Markets	2.36%
Chemicals	5.36%
Commercial Services & Supplies	1.55%
Communications Equipment	0.30%

Sector*	Percentage of Net Assets

Construction & Engineering	2.01%
Construction Materials	0.79%
Consumer Finance	0.28%
Containers & Packaging	0.97%
Distributors	0.24%
Diversified Consumer Services	0.15%
Diversified Financial Services	0.59%
Diversified Telecommunication Services	2.20%
Electric Utilities	1.23%
Electrical Equipment	1.60%
Electronic Equipment, Instruments & Components	1.91%
Energy Equipment & Services	0.71%
Food & Staples Retailing	2.13%
Food Products	2.86%
Gas Utilities	0.32%
Health Care Equipment & Supplies	0.98%
Health Care Providers & Services	0.87%
Health Care Technology	0.07%
Hotels, Restaurants & Leisure	2.18%
Household Durables	2.26%
Household Products	0.26%
Independent Power & Renewable Electricity Producers	0.33%
Industrial Conglomerates	1.29%
Insurance	4.56%
Internet & Direct Marketing Retail	0.20%
Internet Software & Services	0.39%
IT Services	1.26%
Leisure Products	0.37%
Life Sciences Tools & Services	0.33%
Machinery	4.02%
Marine	0.36%
Media	1.92%
Metals & Mining	4.81%
Multiline Retail	0.59%
Multi-Utilities	0.98%
Oil, Gas & Consumable Fuels	4.69%
Paper & Forest Products	1.08%
Personal Products	0.53%
Pharmaceuticals	3.26%
Professional Services	1.34%
Real Estate Management & Development	2.34%
Road & Rail	1.16%
Semiconductors & Semiconductor Equipment	0.83%
Software	1.11%
Specialty Retail	1.28%
Technology Hardware, Storage & Peripherals	0.69%
Textiles, Apparel & Luxury Goods	1.19%
Thrift & Mortgage Finance	0.15%
Tobacco	0.35%
Trading Companies & Distributors	1.70%

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited) (continued)

Sector*	Percentage of Net Assets

Transportation Infrastructure	0.71%
Water Utilities	0.12%
Wireless Telecommunication Services	0.94%
Total	99.37%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Nestle	0.83%
HSBC Holdings ADR	0.62%
Toyota Motor	0.62%
Novartis	0.51%
Daimler	0.50%
BASF	0.42%
BP ADR	0.40%
UPM-Kymmene	0.38%
TOTAL	0.35%
Royal Dutch Shell ADR	0.34%
Total	4.97%

*Allocation includes all investments except for short-term investments.

IT–Information Technology

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.83%
Australia–5.84%
Adelaide Brighton	12,534	$54,237
AGL Energy	2,783	54,545
Ainsworth Game Technology	6,705	11,131
Altium	1,848	12,173
Alumina	49,422	72,933
Alumina ADR	2,200	13,024
Amcor	7,139	88,945
AMP	78,519	313,215
Ansell	5,518	100,642
AP Eagers	1,590	10,217
APA Group	4,803	33,852
ARB	745	8,996
Aristocrat Leisure	6,690	116,002
Asaleo Care	16,870	19,060
Aurizon Holdings	19,965	82,250
Ausdrill	4,028	5,681
AusNet Services	18,433	24,581
Austal	8,748	12,304
Australia & New Zealand Banking Group	19,762	436,230
†Australian Agricultural	17,102	24,383
Australian Pharmaceutical Industries	13,270	19,430
Automotive Holdings Group	8,745	22,517
Aveo Group	10,918	23,329
Bank of Queensland	10,383	91,375
Beach Energy	51,415	22,722
Bendigo & Adelaide Bank	12,081	102,884
BHP Billiton	33,258	595,086
BHP Billiton ADR	4,100	145,919
Blackmores	209	15,395
BlueScope Steel	23,996	243,636
Boral	27,282	145,734
Brambles	8,705	65,100
Breville Group	2,406	19,325
Brickworks	2,502	26,519
BT Investment Management	2,160	18,893
Cabcharge Australia	7,280	14,156
Caltex Australia	1,697	41,229
†Cardno	10,023	9,398
carsales.com	4,834	42,802
Cedar Woods Properties	3,504	14,031
Challenger	2,572	26,371
Cleanaway Waste Management	50,865	53,755
Coca-Cola Amatil	6,680	47,389
Cochlear	684	81,724
†=Collins Foods	468	2,122
Collins Foods (Athens Exchange)	5,145	23,331
Commonwealth Bank of Australia	9,736	619,675
Computershare	5,618	61,056
Corporate Travel Management	894	15,763
Credit Corp Group	1,365	18,580
Crown Resorts	4,234	39,962

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
CSG	9,755	$5,586
CSL	1,423	150,966
CSR	19,012	61,811
Domino’s Pizza Enterprises	795	31,823
Downer EDI	23,838	117,443
DuluxGroup	3,860	20,590
Eclipx Group	8,271	22,695
†Energy Resources of Australia	12,324	4,310
†Energy World	39,810	11,627
ERM Power	5,246	4,818
Event Hospitality & Entertainment	2,844	29,225
Evolution Mining	43,737	81,015
Fairfax Media	80,391	67,967
Flight Centre Travel Group	2,450	72,122
Fortescue Metals Group	42,223	169,403
G8 Education	10,481	29,081
Genworth Mortgage Insurance Australia	9,798	22,065
GrainCorp Class A	6,889	50,143
Greencross	3,054	14,201
GUD Holdings	1,292	12,820
GWA Group	8,661	20,969
Hansen Technologies	6,741	20,932
Harvey Norman Holdings	12,146	35,661
Healthscope	28,065	47,671
HFA Holdings	2,382	4,394
HT&E	5,727	11,621
Iluka Resources	3,994	26,646
IMF Bentham	8,126	11,804
Incitec Pivot	37,359	97,915
Independence Group	17,723	42,909
Insurance Australia Group	4,887	25,467
Integral Diagnostics	9,867	12,589
InvoCare	2,555	28,867
IOOF Holdings	6,700	50,466
IRESS	2,733	26,656
iSentia Group	6,749	11,153
James Hardie Industries CDI	3,210	50,578
Japara Healthcare	6,227	10,051
JB Hi-Fi	2,149	38,601
†Link Administration Holdings	2,072	12,581
Link Administration Holdings (Athens Exchange)	5,697	34,592
Macquarie Atlas Roads Group	7,100	30,614
Macquarie Group	4,569	310,788
Magellan Financial Group	1,909	42,316
Mantra Group	9,769	22,901
†Mayne Pharma Group	20,988	17,503
McMillan Shakespeare	2,428	25,007
Medibank Pvt	33,796	72,732
†Mesoblast	4,594	7,344
†Metals X	23,081	11,886

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Metcash	35,847	$66,125
Mineral Resources	7,647	63,771
Monadelphous Group	2,631	28,290
Myer Holdings	37,090	23,804
National Australia Bank	16,733	380,556
Navitas	8,596	32,043
Newcrest Mining	10,716	166,044
nib holdings	7,558	33,402
Nine Entertainment Holdings	14,493	15,372
Northern Star Resources	8,386	30,616
Nufarm	6,522	48,273
OFX Group	8,551	10,581
Oil Search	13,171	69,040
Orica	16,321	259,417
†Origin Energy	22,176	116,925
Orora	33,159	72,890
OZ Minerals	12,366	70,428
Pacific Current Group	1,154	5,898
Pact Group Holdings	4,699	21,634
Perpetual	1,243	53,376
†Perseus Mining	24,054	5,361
Platinum Asset Management	4,023	14,316
Premier Investments	4,742	46,178
Primary Health Care	18,901	52,879
Programmed Maintenance Services	6,193	8,877
Qantas Airways	9,895	43,502
QBE Insurance Group	9,399	85,316
Qube Holdings	29,280	59,187
=Quintis	11,219	2,794
Ramsay Health Care	886	50,120
†RCR Tomlinson	2,087	5,470
REA Group	640	32,662
Regis Healthcare	6,738	20,353
Regis Resources	5,650	16,415
Reject Shop	2,536	8,109
Resolute Mining	20,493	18,744
Ridley	9,945	10,587
Rio Tinto	3,940	191,600
Sandfire Resources	5,612	24,371
†Santos	21,093	49,123
†Saracen Mineral Holdings	31,831	28,624
SEEK	3,406	44,268
Select Harvests	2,007	7,559
Seven Group Holdings	3,584	30,136
Seven West Media	48,144	26,457
SG Fleet Group	6,686	19,528
Sigma Healthcare	22,208	15,277
†Silver Lake Resources	18,565	6,706
Sims Metal Management	6,252	72,944
Sirtex Medical	1,494	18,660
†Slater & Gordon	15,496	965
SMS Management & Technology	4,019	5,545

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Sonic Healthcare	3,151	$58,657
South32	38,363	79,022
South32 ADR	4,200	43,218
Southern Cross Media Group	32,767	31,355
Spark Infrastructure Group	24,227	48,787
SpeedCast International	3,597	10,561
Spotless Group Holdings	25,020	22,115
†St Barbara	15,960	35,697
Star Entertainment Group	27,176	105,482
Steadfast Group	10,681	21,837
Suncorp Group	9,552	108,804
Super Retail Group	7,541	47,527
Sydney Airport	4,421	24,092
Tabcorp Holdings	35,276	118,484
Tassal Group	6,917	20,256
Tatts Group	29,582	95,040
Technology One	8,398	37,179
Telstra	11,902	39,336
Thorn Group	8,175	8,922
Tox Free Solutions	5,658	10,437
TPG Telecom	7,361	32,249
Transurban Group	3,992	36,359
Treasury Wine Estates	1,807	18,277
Villa World	10,756	18,601
Village Roadshow	3,360	10,459
†Virgin Australia Holdings	38,668	4,755
Virtus Health	2,673	11,053
Vocus Group	8,948	23,177
Webjet	4,869	46,218
Wesfarmers	6,044	186,374
†Western Areas	6,865	11,133
†Westgold Resources	5,952	8,417
Westpac Banking	24,871	583,225
Westpac Banking ADR	1,600	37,440
†Whitehaven Coal	17,815	39,298
Woodside Petroleum	7,506	172,323
Woolworths	3,465	68,018
†WorleyParsons	7,803	67,291

		11,239,127

Austria–0.67%
ANDRITZ	1,114	67,104
†Atrium European Real Estate	4,170	18,618
Austria Technologie & Systemtechnik	1,434	16,115
†BUWOG	3,322	95,444
CA Immobilien Anlagen	1,602	39,083
DO & CO	154	10,872
†Erste Group Bank	4,281	163,922
EVN	934	13,964
Lenzing	116	20,788
Mayr Melnhof Karton	125	16,347
Oesterreichische Post	634	27,542

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Austria (continued)
OMV	2,874	$149,142
Palfinger	421	19,618
POLYTEC Holding	1,389	26,161
Porr	255	8,047
†Raiffeisen Bank International	4,321	109,069
RHI	479	17,753
†S IMMO	1,531	22,208
†Schoeller-Bleckmann Oilfield Equipment	215	14,071
Semperit Holding	457	13,331
Strabag	572	24,734
†Telekom Austria	5,124	40,264
UNIQA Insurance Group	5,225	48,697
Verbund	1,857	35,399
Vienna Insurance Group	1,697	47,865
voestalpine	3,317	154,571
Wienerberger	2,941	66,812
Zumtobel Group	329	6,102

		1,293,643

Belgium–1.45%
Ackermans & van Haaren	757	126,406
Ageas	5,244	211,187
†AGFA-Gevaert	10,744	52,276
Anheuser-Busch InBev	4,442	490,651
Anheuser-Busch InBev ADR	1,200	132,432
Barco	316	32,450
Bekaert	1,429	72,703
bpost	1,996	48,182
Cie d’Entreprises CFE	299	42,381
Colruyt	2,057	108,366
D’ieteren	1,058	49,447
Econocom Group	3,074	25,704
Elia System Operator	497	28,130
Euronav	2,462	19,476
EVS Broadcast Equipment	474	19,057
†Fagron	1,095	13,476
†Galapagos	316	24,131
Ion Beam Applications	247	13,613
KBC Group	3,720	282,163
Kinepolis Group	347	19,261
Lotus Bakeries	6	15,974
Melexis	433	35,558
†Nyrstar	2,513	15,332
Ontex Group	1,952	69,359
Orange Belgium	1,441	33,740
Proximus SADP	2,859	100,019
Recticel	1,679	13,021
Sioen Industries	782	25,281
Sipef	212	15,255
Solvay Class A	2,177	292,159
†Telenet Group Holding	551	34,707

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
†Tessenderlo Group	1,566	$67,341
UCB	1,889	129,948
Umicore	1,752	121,864
Van de Velde	150	8,027

		2,789,077

Canada–8.54%
Absolute Software	1,400	8,291
†Advantage Oil & Gas	4,200	28,404
†Advantage Oil & Gas (New York Shares)	4,123	27,830
Aecon Group	2,600	32,360
AGF Management Class B	2,300	11,954
Agnico Eagle Mines	1,585	71,515
Agrium	400	36,252
Agrium (New York Shares)	497	44,974
AGT Food & Ingredients	800	14,362
Aimia	2,561	3,416
†Air Canada	2,506	33,586
AirBoss of America	1,300	13,132
†Alacer Gold	10,000	16,039
Alamos Gold	7,580	53,775
Alamos Gold (New York Shares)	5,800	41,644
Alaris Royalty	1,989	35,323
Algonquin Power & Utilities	6,021	63,377
Alimentation Couche-Tard Class B	1,200	57,520
AltaGas	5,362	122,721
Altus Group	800	17,292
†Amaya	3,470	62,113
Andrew Peller Class A	100	844
ARC Resources	6,700	87,625
†Argonaut Gold	3,300	6,031
Atco	1,300	50,835
†Athabasca Oil	13,108	10,209
†ATS Automation Tooling Systems	3,200	32,795
†AuRico Metals	5,788	5,088
AutoCanada	579	8,519
†Avigilon	1,400	15,535
†B2Gold	24,900	70,084
Badger Daylighting	700	14,369
Bank of Montreal	1,500	110,140
Bank of Montreal (New York Shares)	6,284	461,497
Bank of Nova Scotia	5,700	342,888
Bank of Nova Scotia (New York Shares)	8,042	483,565
Barrick Gold	2,500	39,771
Barrick Gold (New York Shares)	3,400	54,094
†Baytex Energy	7,212	17,518
BCE	1,429	64,357
†Bellatrix Exploration	6,491	3,704
Birchcliff Energy	8,212	38,692
Bird Construction	622	4,087

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Black Diamond Group	2,500	$5,321
†BlackBerry	11,829	118,217
†BlackBerry (New York Shares)	1,400	13,986
†BlackPearl Resources	4,845	3,736
†Bombardier Class B	30,946	56,318
Bonavista Energy	10,324	21,575
Bonterra Energy	913	11,786
Boralex Class A	1,496	25,333
Brookfield Asset Management Class A	1,800	70,637
Brookfield Asset Management (New York Shares) Class A	899	35,250
BRP	951	27,860
CAE	2,800	48,279
CAE (New York Shares)	2,826	48,720
†Calfrac Well Services	2,400	4,645
Cameco	8,936	81,380
Cameco (New York Shares)	4,973	45,254
Canaccord Genuity Group	3,700	15,207
†Canacol Energy	800	2,646
Canadian Imperial Bank of Commerce	2,745	222,784
Canadian National Railway	1,700	137,935
Canadian National Railway (New York Shares)	502	40,687
Canadian Natural Resources	4,052	116,860
Canadian Pacific Railway	200	32,162
Canadian Tire Class A	909	103,433
Canadian Utilities Class A	1,000	32,133
Canadian Western Bank	4,045	85,404
Canam Group	2,500	23,712
†Canfor	3,400	51,362
Canfor Pulp Products	1,800	17,434
Capital Power	1,600	30,006
†Capstone Mining	14,500	10,510
Cardinal Energy	4,400	16,354
Cascades	3,168	43,216
CCL Industries Class B	2,000	101,188
†Celestica	5,920	80,394
Cenovus Energy	7,810	57,575
Cenovus Energy (New York Shares)	2,698	19,884
Centerra Gold	10,627	58,019
†CGI Group Class A	500	25,547
†CGI Group (New York Shares) Class A	1,196	61,080
†China Gold International Resources	14,900	22,750
CI Financial	3,400	72,468
Cineplex	1,100	44,838
Cogeco	500	26,026
Cogeco Communications	600	36,649
Colliers International Group	100	5,652
Colliers International Group (New York Shares)	599	33,814
Computer Modelling Group	4,100	32,185
Constellation Software	200	104,628

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Corus Entertainment Class B	5,500	$57,808
Cott	3,200	46,218
Cott (New York Shares)	1,710	24,692
Crescent Point Energy	3,657	27,975
Crescent Point Energy (New York Shares)	2,503	19,148
†Crew Energy	5,725	17,703
†CRH Medical	1,667	9,502
†Delphi Energy	4,020	3,782
†Descartes Systems Group	700	17,045
†Detour Gold	3,495	40,912
DHX Media	4,700	20,804
Dollarama	800	76,440
Dominion Diamond	2,600	32,656
Dorel Industries Class B	1,100	29,239
†Dundee Precious Metals	1,500	2,799
ECN Capital	8,700	26,835
Eldorado Gold	27,866	73,920
Element Fleet Management	11,500	78,925
Emera	109	4,052
Empire Class A	7,355	125,457
Enbridge	2,615	104,173
Enbridge (New York Shares)	1,997	79,501
Enbridge Income Fund Holdings	4,300	106,737
Encana	2,000	17,597
Encana (New York Shares)	7,474	65,771
†Endeavour Mining	2,394	41,315
Enercare	2,770	42,122
Enerflex	3,900	56,599
Enerplus	9,300	75,444
Enghouse Systems	500	20,261
Ensign Energy Services	5,600	29,926
Equitable Group	556	25,502
Evertz Technologies	800	10,981
Exchange Income	808	20,599
Exco Technologies	2,400	19,766
Extendicare	1,700	13,568
Fairfax Financial Holdings	300	130,015
Finning International	4,800	94,090
First Capital Realty	1,500	22,856
†First Majestic Silver	4,128	34,251
First National Financial	1,200	25,123
First Quantum Minerals	11,264	95,285
FirstService	700	44,916
Fortis	1,700	59,752
†Fortuna Silver Mines	4,027	19,719
Franco-Nevada	199	14,360
Gamehost	1,600	11,413
Genworth MI Canada	1,900	52,276
George Weston	700	63,366
Gibson Energy	2,800	36,188
Gildan Activewear	1,700	52,240

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Gildan Activewear (New York Shares)	499	$15,334
Gluskin Sheff + Associates	900	11,625
†GMP Capital	3,200	7,847
Goldcorp	3,707	47,795
Goldcorp (New York Shares)	7,337	94,721
†Gran Tierra Energy	17,600	39,087
Granite Oil	867	3,094
†Great Canadian Gaming	1,654	30,458
Great-West Lifeco	2,169	58,791
†Heroux-Devtek	1,187	13,391
High Liner Foods	600	8,092
Home Capital Group	2,212	28,980
Horizon North Logistics	5,000	5,128
Hudbay Minerals	8,499	49,154
Hudbay Minerals (New York Shares)	2,400	13,800
Hudson’s Bay	2,000	17,844
†Husky Energy	4,784	54,303
#Hydro One 144A	600	10,748
†IAMGOLD	19,100	98,534
IGM Financial	1,300	40,319
†Imperial Metals	3,600	13,242
Imperial Oil	1,600	46,638
Imperial Oil (New York Shares)	898	26,204
Industrial Alliance Insurance & Financial Services	4,123	178,871
Innergex Renewable Energy	1,751	19,255
Intact Financial	500	37,770
Inter Pipeline	2,300	45,049
†Interfor	2,800	40,117
Intertape Polymer Group	1,327	25,265
Jean Coutu Group Class A	1,400	21,484
Just Energy Group	1,946	10,204
Just Energy Group (New York Shares)	2,000	10,480
†Kelt Exploration	6,500	31,477
Keyera	2,500	78,694
†Kinaxis	200	12,452
†Kinross Gold	47,459	192,866
Kirkland Lake Gold	2,100	19,870
†Klondex Mines	6,555	22,089
Laurentian Bank of Canada	1,387	57,938
Leon’s Furniture	1,469	19,880
Linamar	2,000	98,581
Loblaw	1,133	63,028
Lucara Diamond	8,031	17,093
Lundin Mining	26,700	151,742
MacDonald Dettwiler & Associates	865	45,011
Magellan Aerospace	1,000	15,608
Magna International	3,400	157,494
Magna International (New York Shares)	2,697	124,952
†Major Drilling Group International	3,266	21,382
Mandalay Resources	14,708	4,253

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Manulife Financial	9,853	$184,706
Manulife Financial (New York Shares)	7,306	137,061
Maple Leaf Foods	2,822	71,246
Martinrea International	4,000	32,665
Medical Facilities	2,453	27,693
†MEG Energy	5,238	15,389
Methanex	200	8,829
Methanex (New York Shares)	1,787	78,717
Metro Class A	1,500	49,368
†Mitel Networks	2,719	19,982
Morguard	200	28,493
Morneau Shepell	2,000	32,141
MTY Food Group	600	21,450
Mullen Group	4,700	57,989
National Bank of Canada	6,600	277,528
Nevsun Resources	13,699	33,064
New Flyer Industries	1,600	66,922
†New Gold	19,577	62,197
†New Gold (New York Shares)	2,694	8,567
Norbord	1,200	37,357
North West	800	19,284
Northland Power	2,146	38,227
†NuVista Energy	9,000	45,458
†Obsidian Energy	20,800	26,144
OceanaGold	26,800	80,805
Onex	600	48,031
Open Text	1,596	50,338
Osisko Gold Royalties	3,300	40,334
†Painted Pony Energy	4,000	14,590
Pan American Silver	2,619	44,047
Pan American Silver (New York Shares)	2,800	47,096
†Paramount Resources Class A	2,200	32,386
†Parex Resources	2,387	27,150
Parkland Fuel	500	11,455
Pembina Pipeline	1,800	59,616
Pembina Pipeline (New York Shares)	499	16,527
†Pengrowth Energy	23,764	18,692
Peyto Exploration & Development	1,900	34,460
†PHX Energy Services	2,800	5,074
Pizza Pizza Royalty	900	11,923
Potash Corp of Saskatchewan	2,500	40,773
Potash Corp of Saskatchewan (New York Shares)	8,372	136,464
PrairieSky Royalty	228	5,189
†Precision Drilling	7,507	25,645
†Precision Drilling (New York Shares)	5,200	17,732
Premium Brands Holdings	800	57,397
Quarterhill	7,500	10,815
Quebecor Class B	1,000	33,097
†Raging River Exploration	3,267	20,381
Restaurant Brands International	569	35,602

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Richelieu Hardware	900	$20,855
†Richmont Mines	4,400	34,269
Ritchie Bros Auctioneers	1,492	42,880
Rogers Communications Class B	500	23,616
Rogers Communications (New York Shares) Class B	500	23,605
Rogers Sugar	3,400	16,622
Royal Bank of Canada	5,563	403,429
Russel Metals	1,400	28,026
†Sandstorm Gold	8,400	32,452
Sandvine	5,400	17,864
Saputo	2,500	79,523
Secure Energy Services	5,400	36,852
†SEMAFO	13,600	31,357
†Seven Generations Energy Class A	753	12,896
Shaw Communications Class B	4,180	91,082
ShawCor	1,261	25,749
†Sherritt International	9,600	5,700
†Shopify Class A	400	34,732
Sienna Senior Living	700	9,700
†Sierra Wireless	900	25,276
†Sierra Wireless (Nasdaq Stock Market)	507	14,247
†Silver Standard Resources	5,463	53,033
SNC-Lavalin Group	1,589	68,704
†Spartan Energy	3,633	17,231
Sprott	5,700	10,022
Stantec	2,500	62,943
Stantec (New York Shares)	1,534	38,503
Stella-Jones	900	30,717
Student Transportation	3,000	18,183
Student Transportation (New York Shares)	1,945	11,806
Sun Life Financial	1,700	60,774
Sun Life Financial (New York Shares)	3,673	131,310
Suncor Energy	13,192	385,448
†SunOpta	4,163	42,463
Superior Plus	4,300	37,867
Surge Energy	7,100	11,443
Tahoe Resources	3,572	30,799
Tahoe Resources (New York Shares)	4,400	37,928
†Taseko Mines	7,100	8,979
Teck Resources Class B	3,215	55,732
Teck Resources (New York Shares) Class B	6,725	116,544
†Teranga Gold	2,960	8,012
TFI International	4,100	88,431
Thomson Reuters	700	32,409
Thomson Reuters (New York Shares)	300	13,887
TMX Group	1,518	82,596
TORC Oil & Gas	6,234	24,373
Toromont Industries	1,400	51,539
Toronto-Dominion Bank	7,400	372,910

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Toronto-Dominion Bank (New York Shares)	5,265	$265,251
Torstar Class B	2,100	2,413
Total Energy Services	1,899	19,476
†Tourmaline Oil	3,700	79,547
TransAlta	11,388	72,883
TransAlta Renewables	2,064	24,925
TransCanada	2,495	118,937
Transcontinental Class A	4,100	81,254
†Trican Well Service	12,870	36,026
†Trinidad Drilling	8,700	13,082
†Trisura Group	15	251
†Turquoise Hill Resources	10,841	28,841
Uni-Select	1,700	41,058
†Valeant Pharmaceuticals International	5,897	102,018
Valener	700	12,048
Veresen	8,359	118,217
Vermilion Energy	800	25,379
Wajax	700	12,221
Waste Connections	600	38,652
West Fraser Timber	3,000	141,996
Western Forest Products	15,500	27,969
Westjet Airlines	1,300	23,207
Westshore Terminals Investment	1,600	25,922
Wheaton Precious Metals	770	15,295
Wheaton Precious Metals (New York Shares)	700	13,923
Whitecap Resources	15,200	108,538
Winpak	695	31,202
WSP Global	1,975	81,952
Yamana Gold	23,603	56,969
†Yellow Pages	600	3,442
ZCL Composites	2,300	23,092

		16,448,024

☐China–0.00%
K Wah International Holdings	18,000	10,928

		10,928

Denmark–1.85%
ALK-Abello Class A	105	15,668
Alm Brand	2,384	21,239
Ambu Class B	636	41,030
AP Moller - Maersk Class A	26	49,641
AP Moller - Maersk Class B	42	84,447
†Bang & Olufsen	1,372	22,971
†Bavarian Nordic	821	48,362
Carlsberg Class B	1,168	124,777
Chr Hansen Holding	1,372	99,786
Coloplast Class B	259	21,642
†D/S Norden	1,234	22,423
Danske Bank	4,360	167,694

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Dfds	1,405	$74,865
DSV	4,845	297,680
FLSmidth & Co.	1,173	74,124
†Genmab	148	31,576
GN Store Nord	4,158	121,412
H Lundbeck	1,488	83,516
IC Group	491	10,559
ISS	3,121	122,580
Jyske Bank	1,834	106,203
Matas	1,226	19,397
†NKT	848	67,993
Nordjyske Bank Class A	540	9,539
Novo Nordisk Class B	12,030	515,174
Novo Nordisk ADR	2,700	115,803
Novozymes Class B	2,145	93,868
Pandora	1,322	123,360
Per Aarsleff Holding Class B	810	19,658
Ringkjoebing Landbobank	795	39,687
Rockwool International Class A	80	16,884
Rockwool International Class B	226	49,745
Royal Unibrew	1,093	52,431
RTX	880	21,830
Schouw & Co.	547	58,688
SimCorp	1,167	70,697
Solar Class B	133	7,712
Spar Nord Bank	2,717	35,640
Sydbank	2,661	100,303
TDC	26,912	156,503
†Topdanmark	1,484	47,390
Tryg	2,587	56,585
Vestas Wind Systems	1,932	178,352
†William Demant Holding	2,645	68,458

		3,567,892

Finland–2.05%
†Ahlstrom-Munksjo Class MUNKSJO	592	12,037
Aktia Bank	1,025	10,969
†Amer Sports Class A	5,961	149,103
Cargotec Class B	848	53,803
†Caverion	638	5,108
†Citycon	10,113	26,543
Cramo	1,559	46,652
Elisa	1,673	64,834
Finnair	1,970	14,423
Fiskars	1,151	28,264
Fortum	5,077	79,616
Huhtamaki	6,263	246,788
Kemira	3,334	42,116
Kesko Class A	640	31,922
Kesko Class B	4,226	214,982
Kone Class B	2,104	107,033
Konecranes	1,835	77,651

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Lassila & Tikanoja	1,511	$31,772
Lemminkainen	505	14,823
Metsa Board	12,062	87,550
Metso	3,349	116,129
Neste	6,313	248,686
Nokia	31,472	192,489
Nokian Renkaat	3,744	154,970
Olvi Class A	782	27,366
Oriola Class B	5,656	23,644
Orion Class A	901	57,371
Orion Class B	1,511	96,472
Outokumpu	9,356	74,695
Raisio	7,392	30,732
Ramirent	2,803	28,269
Sampo Class A	3,034	155,487
Sanoma	4,161	38,875
†Stockmann Class B	1,585	13,785
Stora Enso Class R	17,391	224,652
Technopolis	5,160	21,747
Tieto	2,524	78,037
Tikkurila	1,661	35,912
UPM-Kymmene	25,857	737,133
Uponor	1,300	23,623
Vaisala Class A	415	20,695
Valmet	3,035	58,964
Wartsila	2,037	120,399
YIT	2,540	21,236

		3,947,357

France–7.76%
Aeroports de Paris	216	34,859
†Air France-KLM	6,308	89,950
Air Liquide	1,568	193,774
Airbus	1,379	113,402
Akka Technologies	602	31,154
Albioma	1,323	30,463
†Alstom	3,511	122,749
Alten	981	80,997
Altran Technologies	4,400	71,713
#Amundi 144A	793	57,378
†Antalis International	400	1,074
Arkema	2,332	248,850
Assystem	625	22,129
Atos	1,592	223,469
Aubay	366	11,788
AXA	13,320	364,362
Beneteau	810	14,011
BioMerieux	146	31,600
BNP Paribas	9,012	649,080
Boiron	383	37,786
Bollore	9,488	43,141
Bonduelle	665	24,928

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Bourbon	1,171	$11,368
Bouygues	4,255	179,426
Bureau Veritas	3,389	74,996
Capgemini	1,703	175,991
Carrefour	10,001	253,012
Casino Guichard Perrachon	1,732	102,590
†CGG	750	3,461
Chargeurs	1,154	31,712
†Christian Dior	229	65,480
Cie de Saint-Gobain	5,714	305,298
Cie des Alpes	539	18,050
Cie Generale des Etablissements Michelin	3,640	483,924
Cie Plastic Omnium	1,729	63,064
CNP Assurances	2,808	63,037
†Coface	2,535	25,421
Credit Agricole	8,306	133,620
Danone	2,330	175,134
Dassault Aviation	6	8,378
Dassault Systemes	720	64,546
Derichebourg	4,013	33,918
Devoteam	373	29,651
Edenred	4,447	115,957
Eiffage	1,763	160,203
Electricite de France	8,717	94,404
#Elior Group 144A	3,020	87,750
Elis	1,137	26,050
Engie	19,674	296,950
†Eramet	180	8,831
Essilor International	657	83,594
†Esso SA Francaise	184	12,168
Euler Hermes Group	379	45,019
Eurofins Scientific	126	70,970
#Euronext 144A	1,225	63,591
#Europcar Groupe 144A	1,155	16,899
Eutelsat Communications	5,367	137,065
Exel Industries Class A	95	10,632
Faurecia	2,318	117,734
†Fnac Darty	298	24,128
Gaztransport Et Technigaz	801	31,997
GL Events	693	19,550
Groupe Crit	166	15,452
Groupe Eurotunnel	5,663	60,398
Guerbet	341	30,527
Havas	2,551	26,823
Hermes International	73	36,073
Iliad	164	38,792
Imerys	411	35,747
Ingenico Group	1,757	159,517
Interparfums	116	4,389
Ipsen	355	48,595
IPSOS	1,469	55,116

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Jacquet Metal Service	688	$18,223
JCDecaux	423	13,875
Kering	54	18,392
Korian	1,510	51,524
Lagardere	5,677	179,282
Le Noble Age	292	19,984
Lectra	805	22,094
Legrand	1,419	99,269
Linedata Services	218	13,052
LISI	866	41,255
L’Oreal	636	132,497
LVMH Moet Hennessy Louis Vuitton	1,061	264,541
Manitou BF	108	3,368
Mersen	554	18,192
Metropole Television	1,918	44,645
MGI Coutier	593	23,719
Natixis	11,377	76,367
†Naturex	119	12,559
Neopost	1,745	81,018
Nexans	888	48,582
†Nexity	866	50,325
Oeneo	1,987	21,129
Orange	28,642	454,390
Orange ADR	1,900	30,362
Orpea	889	99,080
Pernod Ricard	118	15,802
Peugeot	13,688	273,043
Plastivaloire	1,424	40,595
Publicis Groupe	1,397	104,208
Rallye	741	15,259
Renault	3,251	294,266
Rexel	11,991	196,188
Robertet	45	20,764
Rothschild & Co.	861	31,429
Rubis	885	100,312
Safran	1,748	160,197
Sanofi	6,255	598,394
Sartorius Stedim Biotech	594	46,066
Savencia	172	16,207
†Schneider Electric	3,234	248,476
SCOR	4,391	174,077
SEB	610	109,558
†Sequana	2,004	2,449
SES FDR	5,822	136,483
†SFR Group	770	26,076
Societe BIC	290	34,414
Societe Generale	6,090	327,683
Sodexo	581	75,118
†Solocal Group	24,875	32,417
Somfy	160	16,739
Sopra Steria Group	491	78,371
SPIE	2,022	60,738

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
†Ste Industrielle d’Aviation Latecoere	2,261	$10,769
Stef	120	12,542
STK Etablissememen	4,634	0
STMicroelectronics	13,472	193,415
STMicroelectronics (New York Shares)	1,700	24,446
Suez	3,787	70,135
Synergie	481	23,678
Tarkett	799	37,124
Technicolor	4,240	18,489
Teleperformance	2,918	373,773
Television Francaise 1	2,522	35,315
Thales	671	72,224
Thermador Groupe	42	4,471
TOTAL	13,736	679,080
TOTAL ADR	4,826	239,321
Trigano	425	50,653
†Ubisoft Entertainment	6,574	373,022
Valeo	2,853	192,222
†Vallourec	13,488	81,941
Veolia Environnement	2,922	61,741
Vicat	888	62,548
Vilmorin & Cie	152	12,368
Vinci	2,449	209,029
†Virbac	66	10,591
Vivendi	9,417	209,627
#†Worldline 144A	650	22,272
Zodiac Aerospace	1,964	53,276

		14,942,780

Germany–7.35%
Aareal Bank	2,331	92,410
adidas	657	125,878
†ADVA Optical Networking	937	9,663
†AIXTRON	2,094	14,721
Allianz	2,943	579,496
Amadeus Fire	168	14,756
Aurubis	929	72,948
Axel Springer	1,516	91,077
BASF	8,719	807,527
Bauer	208	5,008
Bayer	2,903	375,333
Bayer ADR	245	31,817
Bayerische Motoren Werke	5,504	510,958
BayWa	299	10,628
Bechtle	283	36,363
Beiersdorf	317	33,324
Bertrandt	246	24,658
Bilfinger	1,421	55,669
Borussia Dortmund & Co.	3,145	21,919
Brenntag	3,339	193,275
CANCOM	637	38,727
Cewe Stiftung & Co.	267	22,515

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†Commerzbank	12,484	$148,717
CompuGroup Medical	449	25,195
Continental	1,246	268,898
#Covestro 144A	1,537	110,964
CTS Eventim & Co.	1,099	48,602
Daimler	13,381	968,491
Deutsche Bank	15,894	281,830
†Deutsche Bank (New York Shares)	3,054	54,331
Deutsche Boerse	819	86,452
Deutsche Lufthansa	10,495	238,838
#Deutsche Pfandbriefbank 144A	1,328	16,374
Deutsche Post	3,394	127,225
Deutsche Telekom	33,238	596,775
Deutsche Telekom ADR	4,300	77,465
Deutsche Wohnen	6,765	258,765
Deutz	5,128	43,242
†Dialog Semiconductor	792	33,813
DIC Asset	876	9,601
Drillisch	779	46,925
Duerr	907	107,789
E.ON	43,082	405,852
Elmos Semiconductor	625	13,763
ElringKlinger	1,289	24,704
Evonik Industries	2,044	65,332
Fielmann	516	39,805
Fraport Frankfurt Airport Services Worldwide	1,006	88,818
Freenet	3,140	100,149
Fresenius & Co.	1,901	162,972
Fresenius Medical Care & Co.	2,116	203,421
FUCHS PETROLUB	814	38,443
GEA Group	2,513	102,840
Gerresheimer	1,136	91,382
Gerry Weber International	1,052	12,130
Gesco	261	7,390
GFT Technologies	786	16,312
Grammer	483	25,313
†H&R & Co.	1,260	17,557
Hamburger Hafen und Logistik	1,312	28,651
Hannover Rueck	618	74,079
HeidelbergCement	1,359	131,392
†Heidelberger Druckmaschinen	10,839	32,992
Hella Hueck & Co.	1,181	58,130
Henkel	116	14,031
HOCHTIEF	246	45,067
Hornbach Baumarkt	449	16,205
HUGO BOSS	1,234	86,397
Indus Holding	759	53,834
Infineon Technologies	5,788	122,200
#Innogy 144A	872	34,326
Jenoptik	1,125	29,508
K+S	6,991	179,019

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
KION Group	2,068	$158,063
Kloeckner & Co.	2,448	25,779
Koenig & Bauer	498	33,684
†Kontron	5,118	18,501
Krones	391	45,283
KWS Saat	66	25,965
LANXESS	2,917	220,855
LEG Immobilien	1,079	101,437
Leoni	1,588	81,754
Linde	1,759	333,099
MAN	367	39,347
Merck	528	63,773
METRO	5,221	176,241
MLP	2,356	15,704
MTU Aero Engines	1,455	205,236
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	878	177,046
Nemetschek	370	27,553
†Nordex	1,096	13,463
Norma Group	1,306	67,885
OSRAM Licht	2,600	207,129
†PATRIZIA Immobilien	1,383	26,103
Pfeiffer Vacuum Technology	182	26,639
PNE Wind	7,182	20,868
ProSiebenSat.1 Media	3,101	129,772
Puma	53	20,367
†QIAGEN	3,299	109,742
QSC	4,933	9,804
Rational	63	33,531
Rheinmetall	1,366	129,682
RHOEN-KLINIKUM	858	25,058
RIB Software	1,099	18,565
RTL Group	239	18,046
†RWE	18,432	367,254
S&T	915	13,769
SAF-Holland	1,626	27,857
Salzgitter	1,649	67,266
SAP	1,351	141,111
†Schaltbau Holding	392	17,199
SHW	537	22,804
Siemens	3,495	480,415
Sixt	694	41,947
Software	1,165	51,029
Stabilus	228	17,705
STADA Arzneimittel	2,081	147,576
Stroeer & Co.	471	28,210
Suedzucker	2,688	56,014
Symrise	1,322	93,645
TAG Immobilien	2,870	45,121
Takkt	1,454	36,352
Talanx	1,737	64,874
Telefonica Deutschland Holding	10,748	53,682

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
thyssenkrupp	2,218	$63,016
TLG Immobilien	545	11,139
†Tom Tailor Holding	1,216	10,833
Uniper	6,544	122,843
United Internet	1,547	85,068
VERBIO Vereinigte BioEnergie	2,083	23,482
Volkswagen	558	86,516
Vonovia	1,583	62,856
†Vossloh	415	26,676
VTG	245	9,555
Wacker Chemie	801	86,958
Wacker Neuson	967	23,448
Washtec	578	44,455
Wirecard	439	27,938
XING	87	23,157
#†Zalando 144A	276	12,612
Zeal Network	283	8,566

		14,149,898

∎Hong Kong–3.02%
AIA Group	55,400	404,815
Allied Group	4,000	25,104
Allied Properties	50,000	10,823
APT Satellite Holdings	27,500	14,441
Asia Financial Holdings	24,000	13,064
Asia Satellite Telecommunications Holdings	6,500	6,918
Asian Growth Properties	5,072	1,585
ASM Pacific Technology	3,100	41,889
Bank of East Asia	10,600	45,550
BOC Hong Kong Holdings	31,000	148,301
Bright Smart Securities & Commodities Group	48,000	14,140
†Brightoil Petroleum Holdings	76,000	20,539
†Burwill Holdings	208,000	5,728
Cafe de Coral Holdings	6,000	19,443
Cathay Pacific Airways	50,000	77,618
Century City International Holdings	124,000	11,594
CGN Mining	155,000	12,507
Cheung Kong Property Holdings	5,680	44,487
Chinese Estates Holdings	7,500	10,471
Chow Sang Sang Holdings International	15,000	35,005
Chow Tai Fook Jewellery Group	10,600	11,228
Chuang’s Consortium International	88,000	20,176
CITIC Telecom International Holdings	95,000	30,420
CK Hutchison Holdings	28,180	353,719
CK Infrastructure Holdings	7,000	58,816
CK Life Sciences International Holdings	84,000	7,101
CLP Holdings	4,000	42,319
†Convoy Financial Holdings	120,000	1,768

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
CW Group Holdings	24,000	$3,750
Dah Sing Banking Group	19,600	41,723
Dah Sing Financial Holdings	6,400	53,733
†Dragonite International	24,000	5,134
Emperor Capital Group	72,000	6,455
Emperor Entertainment Hotel	45,000	10,893
Emperor International Holdings	44,000	14,371
†Emperor Watch & Jewellery	270,000	11,585
†Esprit Holdings	50,500	26,908
Fairwood Holdings	6,000	25,245
Far East Consortium International	64,000	35,740
FIH Mobile	75,000	23,151
First Pacific	70,000	51,643
†First Shanghai Investments	16,000	2,193
Galaxy Entertainment Group	10,000	60,711
Get Nice Financial Group	4,800	713
Get Nice Holdings	192,000	6,763
Giordano International	64,000	36,478
†Global Brands Group Holding	140,000	14,704
Great Eagle Holdings	1,000	5,085
†G-Resources Group	1,176,000	17,171
Guoco Group	2,000	22,927
Guotai Junan International Holdings	90,000	27,896
Haitong International Securities Group	40,226	23,752
Hang Lung Group	27,000	111,701
Hang Lung Properties	29,000	72,431
Hang Seng Bank	6,400	133,862
Hanison Construction Holdings	16,639	3,218
Henderson Land Development	14,465	80,686
#HK Electric Investments 144A	12,000	11,036
HKBN	21,000	21,007
†HKR International	45,600	24,530
HKT Trust & HKT	72,000	94,433
Hong Kong & China Gas	13,860	26,060
Hong Kong Aircraft Engineering	1,200	8,223
Hong Kong Exchanges & Clearing	3,528	91,189
Hongkong & Shanghai Hotels	34,000	61,403
Hopewell Holdings	16,500	62,873
Hutchison Telecommunications Hong Kong Holdings	74,000	26,065
Hysan Development	8,000	38,169
IGG	20,000	30,842
IT	32,000	15,780
Johnson Electric Holdings	15,500	53,900
Kerry Logistics Network	28,500	42,125
Kerry Properties	22,000	74,672
Kingston Financial Group	128,000	46,233
†Kong Sun Holdings	175,000	8,293
Kowloon Development	15,000	16,311
Lai Sun Development	420,000	15,332
Lai Sun Garment International	71,000	28,919
Li & Fung	252,000	91,666

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Lifestyle International Holdings	28,500	$39,132
Liu Chong Hing Investment	12,000	18,475
L’Occitane International	15,500	35,576
Luk Fook Holdings International	22,000	75,236
Man Wah Holdings	24,800	22,267
†Mason Financial Holdings	629,200	8,301
Melco International Development	22,000	58,892
Melco Resorts & Entertainment ADR	600	13,470
MGM China Holdings	20,400	45,360
†Midland IC&I	15,000	797
Miramar Hotel & Investment	10,000	23,157
MTR	7,000	39,405
NagaCorp	106,000	55,665
New World Development	88,955	112,911
†NewOcean Energy Holdings	62,000	18,979
NWS Holdings	35,058	68,971
†Orient Overseas International	6,500	46,622
†=Pacific Andes International Holdings	338,000	6,321
†Pacific Basin Shipping	199,000	43,840
=Pacific Textiles Holdings	12,000	13,848
PCCW	127,000	72,223
Pico Far East Holdings	58,000	24,292
Playmates Holdings	60,000	8,838
Polytec Asset Holdings	85,000	6,641
Power Assets Holdings	7,500	66,235
PRADA	4,700	17,488
Public Financial Holdings	24,000	10,913
Regal Hotels International Holdings	18,000	15,793
#Regina Miracle International Holdings 144A	10,000	8,646
Sa Sa International Holdings	56,000	22,092
Samsonite International	18,300	76,412
Sands China	6,800	31,137
SEA Holdings	4,000	5,113
Shangri-La Asia	40,000	67,833
Shenwan Hongyuan	20,000	7,711
†Shun Tak Holdings	36,000	16,553
†Singamas Container Holdings	72,000	11,159
Sino Land	34,000	55,742
SITC International Holdings	35,000	27,525
Sitoy Group Holdings	26,000	5,928
SJM Holdings	59,000	62,193
SmarTone Telecommunications Holdings	14,500	18,981
Soundwill Holdings	5,000	12,040
Stella International Holdings	14,000	25,104
Sun Hung Kai & Co.	29,000	18,683
Sun Hung Kai Properties	10,000	146,911
Swire Pacific Class A	7,000	68,364
Swire Pacific Class B	10,000	17,496
Swire Properties	3,600	11,873
Tao Heung Holdings	2,000	500

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Techtronic Industries	7,500	$34,486
Television Broadcasts	9,800	36,903
Texwinca Holdings	36,000	21,902
Transport International Holdings	13,600	43,984
Tsui Wah Holdings	20,000	3,125
†United Laboratories International Holdings	36,000	23,747
Varitronix International	21,000	11,539
Victory City International Holdings	87,604	3,142
Vitasoy International Holdings	20,000	41,140
VST Holdings	32,000	9,714
VTech Holdings	3,000	47,532
#WH Group 144A	165,000	166,533
Wharf Holdings	9,000	74,583
Wheelock & Co.	13,000	98,073
Wing On International	3,000	9,856
Wing Tai Properties	16,000	10,718
Wynn Macau	17,200	40,183
†Xinyi Glass Holdings	48,000	47,524
Yue Yuen Industrial Holdings	20,500	85,073

		5,806,653

Ireland–0.64%
†Bank of Ireland	634,892	166,783
C&C Group	10,133	37,255
CRH ADR	7,167	254,213
Glanbia	3,258	63,724
Irish Continental Group	3,656	21,213
Kerry Group Class A	693	59,624
Kingspan Group	4,667	160,206
Paddy Power Betfair	1,536	163,978
Paddy Power Betfair (London Stock Exchange)	643	68,482
Smurfit Kappa Group	7,455	232,069

		1,227,547

Israel–0.72%
†Africa Israel Properties	560	11,868
†Airport City	1,304	18,050
Amot Investments	1,281	6,720
Bank Hapoalim	19,172	129,376
Bank Leumi Le-Israel	34,915	169,853
Bayside Land Class 1	27	12,036
Bezeq The Israeli Telecommunication	18,168	30,181
Big Shopping Centers	149	10,593
†Brack Capital Properties	74	7,503
†Cellcom Israel	2,790	26,881
†Clal Insurance Enterprises Holdings	812	13,734
Delek Automotive Systems	1,361	11,077
Delek Group	154	33,689
Delta-Galil Industries	368	10,866
El Al Israel Airlines	17,349	15,965

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Elbit Systems	270	$33,305
Elbit Systems (New York Shares)	192	23,760
Electra	116	23,267
Electra Consumer Products 1970	515	10,334
First International Bank of Israel	1,446	26,223
Formula Systems 1985	272	10,207
Frutarom Industries	1,025	71,725
Harel Insurance Investments & Financial Services	4,108	24,342
IDI Insurance	189	11,026
Israel Chemicals	6,492	30,652
†Israel Discount Bank Class A	13,543	35,714
†Jerusalem Oil Exploration	498	29,894
†Kamada	634	3,777
Matrix IT	1,514	15,533
Melisron	262	13,782
Menorah Mivtachim Holdings	875	11,024
Migdal Insurance & Financial Holding	13,553	14,492
Mizrahi Tefahot Bank	4,998	90,981
†Naphtha Israel Petroleum	2,641	20,964
Neto ME Holdings	91	10,482
Nice ADR	489	38,494
Oil Refineries	40,638	17,894
†Partner Communications	2,962	15,734
Paz Oil	225	38,449
Shikun & Binui	16,387	42,598
Shufersal	5,699	29,897
Strauss Group	436	8,540
Summit Real Estate Holdings	1,759	12,526
Teva Pharmaceutical Industries ADR	3,633	120,688
†Tower Semiconductor	1,696	40,450

		1,385,146

Italy–2.72%
A2A	43,167	71,687
ACEA	1,521	23,053
Amplifon	2,061	27,212
#Anima Holding 144A	6,515	46,693
†Ansaldo STS	1,232	15,704
Ascopiave	4,301	17,095
Assicurazioni Generali	17,818	293,255
Astaldi	1,991	12,393
Atlantia	2,932	82,514
Autogrill	2,409	29,193
Azimut Holding	1,440	28,864
†Banca Carige	7,846	1,682
Banca Generali	1,077	32,056
Banca IFIS	815	33,110
Banca Mediolanum	4,614	38,286
†Banca Monte dei Paschi di Siena	99	1,705
Banca Popolare di Sondrio	12,218	48,172
†Banco BPM	47,835	160,080

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
BPER Banca	17,783	$88,677
Brembo	2,695	39,430
Buzzi Unicem	1,906	47,435
Cairo Communication	307	1,343
Cementir Holding	2,477	14,768
Cerved Information Solutions	3,768	40,325
CIR-Compagnie Industriali Riunite	21,107	29,652
CNH Industrial	14,972	169,549
Credito Emiliano	2,363	19,081
†Credito Valtellinese	3,782	16,095
Datalogic	1,125	30,286
Davide Campari-Milano	11,156	78,617
De’ Longhi	2,087	65,408
DiaSorin	536	41,170
Ei Towers	438	25,338
El.En	460	14,627
Enel	59,261	317,713
Eni	14,274	214,548
ERG	2,382	33,491
Esprinet	1,533	11,066
Falck Renewables	13,966	18,488
Ferrari	2,515	215,869
†Fiat Chrysler Automobiles	28,718	302,746
FinecoBank Banca Fineco	7,578	59,634
Geox	789	2,601
Hera	13,977	42,719
Industria Macchine Automatiche	275	25,269
#Infrastrutture Wireless Italiane 144A	3,449	19,594
Interpump Group	2,344	64,092
Intesa Sanpaolo	50,705	160,766
Iren	16,051	37,179
Italgas	5,917	29,884
Italmobiliare	714	19,490
Leonardo	7,069	117,475
Luxottica Group	774	44,776
MARR	652	15,497
†Mediaset	31,335	123,187
Mediobanca	13,928	137,444
Moncler	1,529	35,800
#OVS 144A	2,123	15,106
Parmalat	5,975	20,678
Piaggio & C	5,671	14,004
Prysmian	2,264	66,585
Recordati	1,750	70,996
Reply	121	22,361
†Safilo Group	802	5,936
†Saipem	21,299	78,672
Salini Impregilo	8,251	28,554
Salvatore Ferragamo	950	25,336
Saras	16,581	38,596
Snam	11,027	48,061
Societa Cattolica di Assicurazioni	6,053	47,080

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Societa Iniziative Autostradali e Servizi	2,301	$25,374
SOL	1,200	14,569
†Telecom Italia	165,439	152,677
†Telecom Italia ADR	6,900	64,515
Tenaris	1,152	17,960
Terna Rete Elettrica Nazionale	15,845	85,528
Tod’s	380	23,697
†UniCredit	15,044	280,934
Unione di Banche Italiane	38,097	163,868
Unipol Gruppo Finanziario	18,054	79,182
UnipolSai Assicurazioni	34,433	75,155
Vittoria Assicurazioni	1,077	14,700
†Yoox Net-A-Porter Group	960	26,556

		5,240,563

Japan–23.34%
77 Bank	12,000	59,000
ABC-Mart	500	29,384
Adastria	600	16,697
ADEKA	3,000	45,610
Advan	1,200	12,184
Advantest	800	13,671
Aeon	7,500	113,825
Aeon Delight	600	19,391
Aeon Fantasy	300	8,629
AEON Financial Service	1,800	38,056
Aeon Hokkaido	2,300	12,413
Aeon Mall	1,200	23,600
Ahresty	1,900	18,717
Ai Holdings	400	10,758
Aica Kogyo	1,900	57,773
Aichi Bank	300	16,884
Aichi Steel	400	15,772
Aida Engineering	1,500	14,337
Ain Holdings	400	28,878
Air Water	4,000	73,403
Aisan Industry	2,000	15,790
Aisin Seiki	7,300	373,194
Ajinomoto	1,800	38,833
Ajis	700	13,275
†Akebono Brake Industry	7,100	22,220
Alfresa Holdings	2,400	46,240
Alpen	600	10,685
Alpine Electronics	1,800	26,902
Alps Electric	3,300	95,061
Amada Holdings	2,000	23,081
Amano	2,700	56,148
Amiyaki Tei	300	11,082
Amuse	600	16,324
ANA Holdings	10,000	34,710
Anest Iwata	1,300	11,893

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Anicom Holdings	1,100	$24,088
Anritsu	2,600	23,440
AOKI Holdings	1,100	13,936
Aomori Bank	7,000	24,770
Aoyama Trading	1,600	56,973
Aozora Bank	13,000	49,469
Arakawa Chemical Industries	1,000	17,115
Arata	300	10,202
Arcland Sakamoto	1,600	21,466
Arcs	1,200	25,936
Ariake Japan	300	20,885
Arisawa Manufacturing	1,300	9,975
Asahi Diamond Industrial	3,900	28,606
Asahi Glass	3,400	142,983
Asahi Group Holdings	1,400	52,627
Asahi Holdings	1,500	24,632
Asahi Intecc	1,400	63,605
Asahi Kasei	22,000	236,186
Asante	800	13,820
Asia Pile Holdings	1,700	11,336
Asics	2,200	40,724
ASKA Pharmaceutical	300	4,494
ASKUL	400	12,287
Astellas Pharma	7,800	95,320
Atom	1,800	12,323
Autobacs Seven	1,200	19,460
Avex Group Holdings	1,000	13,381
Awa Bank	6,000	40,756
Axial Retailing	700	26,668
Azbil	1,200	45,557
Bandai Namco Holdings	1,300	44,268
Bando Chemical Industries	1,500	14,830
Bank of Iwate	600	23,899
Bank of Kyoto	6,000	56,546
Bank of Nagoya	700	26,388
Bank of Okinawa	780	31,623
Bank of Saga	7,000	16,181
Belc	400	19,916
Bell System24 Holdings	1,100	11,267
Belluna	2,000	23,863
Benefit One	900	35,928
Benesse Holdings	1,200	45,237
Bic Camera	2,200	23,315
BML	1,000	19,427
Bridgestone	7,000	301,222
Brother Industries	11,500	265,121
Bunka Shutter	2,900	22,200
C Uyemura & Co.	300	15,537
Calbee	600	23,552
Canon	4,700	159,459
Canon Electronics	1,000	20,440
Canon Marketing Japan	1,600	36,360

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Capcom	1,300	$30,779
Casio Computer	4,000	61,418
Cawachi	600	14,494
Central Glass	9,000	38,649
Central Japan Railway	300	48,838
Central Sports	600	24,005
Chiba Bank	4,000	28,949
Chiba Kogyo Bank	3,800	19,933
Chiyoda	200	5,233
Chiyoda Integre	500	9,900
Chubu Electric Power	2,700	35,828
Chubu Shiryo	900	11,851
Chudenko	500	12,941
Chugai Ro	3,000	5,948
Chugoku Bank	3,800	56,759
Chugoku Electric Power	1,200	13,219
Chugoku Marine Paints	2,000	15,363
Chukyo Bank	700	14,265
CI Takiron	4,000	21,231
Ci:z Holdings	400	15,079
Citizen Watch	11,600	81,270
CKD	2,700	41,073
Clarion	6,000	22,778
CMIC Holdings	800	11,003
CMK	100	827
Coca-Cola Bottlers Japan Class C	1,775	51,289
cocokara fine	600	29,607
COLOPL	1,900	19,224
Colowide	1,200	20,421
COMSYS Holdings	2,100	43,186
Concordia Financial Group	15,769	79,437
COOKPAD	900	7,290
Cosmo Energy Holdings	1,800	28,342
Cosmos Pharmaceutical	100	19,453
Create SD Holdings	400	9,236
Credit Saison	3,200	62,421
CTI Engineering	400	4,068
CyberAgent	1,200	37,182
Dai Nippon Printing	6,000	66,575
Dai Nippon Toryo	10,000	27,206
Daibiru	1,800	18,692
Daicel	7,400	91,912
Dai-Dan	2,000	23,472
Daido Metal	1,300	11,755
Daido Steel	11,000	63,276
Daifuku	1,500	44,743
Daihatsu Diesel Manufacturing	2,400	14,467
Daihen	4,000	31,403
Daiho	2,000	9,495
Dai-ichi Life Holdings	9,200	165,759
Daiichi Sankyo	2,000	47,068
Dai-ichi Seiko Class C	300	5,793

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daiichikosho	500	$23,427
Daiken	800	17,170
Daikin Industries	800	81,583
†Daikokuya Holdings	11,000	8,900
Daikyo	7,000	14,252
Daikyonishikawa	900	11,995
Dainichiseika Color & Chemicals Manufacturing	3,000	23,739
Daio Paper	4,000	53,879
Daisan Bank	300	4,572
Daiseki	500	11,096
Daishi Bank	10,000	45,966
Daito Pharmaceutical	600	13,219
Daito Trust Construction	400	62,218
Daiwa House Industry	2,700	92,132
Daiwa Securities Group	18,000	106,552
Daiwabo Holdings	4,000	13,905
DCM Holdings	3,400	29,776
DeNA	2,400	53,687
Denka	12,000	61,774
Denso	4,200	177,074
Dentsu	900	42,970
Denyo	900	15,611
Descente	1,100	14,866
†Dexerials	200	1,952
DIC	2,400	86,099
Digital Garage	600	11,251
Dip	600	12,173
Disco	300	47,797
DMG Mori	3,900	63,905
Don Quijote Holdings	600	22,725
Doshisha	900	17,108
Doutor Nichires Holdings	600	12,728
Dowa Holdings	7,000	52,963
DTS	1,100	33,692
Eagle Industry	1,000	16,848
Earth Chemical	300	15,417
East Japan Railway	700	66,873
Ebara	2,400	66,361
EDION	2,000	18,137
Ehime Bank	1,400	17,613
Eiken Chemical	800	24,148
Eisai	300	16,550
Elecom	1,300	26,306
Electric Power Development	600	14,819
Elematec	100	1,624
Endo Lighting	1,600	16,302
en-japan	400	10,409
Enplas	400	12,323
EPS Holdings	900	14,075
Exedy	1,300	36,581
Ezaki Glico	600	32,274

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
F@N Communications	2,300	$20,306
FamilyMart UNY Holdings	1,100	62,885
Fast Retailing	100	33,270
FCC	1,300	26,144
Ferrotec Holdings	1,100	14,210
FIDEA Holdings	7,000	11,638
Fields	800	8,585
Financial Products Group	1,500	14,283
Foster Electric	700	12,049
FP	1,000	54,056
Fudo Tetra	4,900	7,842
Fuji Ehime	600	15,337
Fuji Electric	15,000	78,951
Fuji Kyuko	2,000	21,623
Fuji Media Holdings	1,300	17,638
Fuji Oil	800	2,411
Fuji Oil Holdings	1,700	39,267
Fuji Seal International	1,200	33,074
Fuji Soft	1,000	28,229
Fujibo Holdings	300	8,415
Fujicco	600	13,715
FUJIFILM Holdings	2,200	79,022
Fujikura	24,000	200,791
Fujimori Kogyo	900	28,206
Fujisash	13,300	11,825
Fujita Kanko	100	3,276
Fujitec	1,500	19,564
Fujitsu	32,000	235,515
Fujitsu Frontech	700	11,134
Fujitsu General	3,000	69,455
Fukui Bank	8,000	19,987
Fukuoka Financial Group	11,000	52,225
Fukushima Industries	700	26,886
Fukuyama Transporting	4,000	25,357
Furukawa	8,000	13,870
Furukawa Electric	2,100	93,354
Fuso Chemical	1,200	38,942
Futaba	700	12,261
Futaba Industrial	1,700	15,356
Future	2,000	15,630
Fuyo General Lease	600	34,194
G-7 Holdings	800	15,371
Gakken Holdings	600	17,524
Gecoss	900	10,746
Geo Holdings	1,000	10,358
Geostr	1,400	12,186
Giken	800	21,374
Glory	1,200	39,262
GMO internet	1,300	16,863
GMO Payment Gateway	100	5,530
Goldcrest	600	13,251
Gree	1,400	12,211

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
GS Yuasa	20,000	$86,953
G-Tekt	1,000	18,600
Gun-Ei Chemical Industry	400	12,963
GungHo Online Entertainment	9,800	25,181
Gunma Bank	10,100	60,524
Gunze	3,000	10,749
Gurunavi	700	11,364
H2O Retailing	2,800	50,859
Hachijuni Bank	11,200	70,999
Hakuhodo DY Holdings	1,000	13,256
Hamakyorex	1,000	24,939
Hamamatsu Photonics	400	12,269
Hankyu Hanshin Holdings	3,500	125,717
Hanwa	5,000	35,741
Happinet	1,100	19,267
Haseko	5,800	70,337
Hazama Ando	6,000	37,768
Heiwa	2,100	46,770
Heiwa Real Estate	1,500	24,139
Heiwado	1,100	23,501
Hibiya Engineering	900	15,355
Hiday Hidaka	600	14,915
Hikari Tsushin	300	31,527
HI-LEX	900	22,821
Hino Motors	4,200	46,565
Hioki EE	100	1,969
Hirose Electric	100	14,243
Hiroshima Bank	14,000	61,987
HIS	1,900	57,182
Hisamitsu Pharmaceutical	200	9,567
Hitachi	96,000	588,419
Hitachi Capital	2,100	50,449
Hitachi Chemical	2,100	62,547
Hitachi Construction Machinery	2,500	62,392
Hitachi High-Technologies	300	11,629
Hitachi Metals	6,200	86,103
Hitachi Transport System	1,900	44,613
Hitachi Zosen	8,800	43,267
Hochiki	1,300	20,747
Hogy Medical	400	26,637
Hokkaido Electric Power	3,100	23,593
Hokkoku Bank	9,000	34,488
Hokuetsu Bank	1,100	26,112
Hokuetsu Industries	2,000	18,226
Hokuetsu Kishu Paper	5,000	39,164
Hokuhoku Financial Group	3,400	54,140
Hokuriku Electric Power	2,700	24,317
Hokuto	600	10,536
Honda Motor	14,300	389,555
Honda Motor ADR	4,400	120,516
Horiba	600	36,435
Hoshizaki	200	18,066

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hosokawa Micron	400	$17,426
House Foods Group	1,200	30,044
Hoya	1,200	62,233
Hulic	1,200	12,237
Hyakugo Bank	7,000	28,442
Hyakujushi Bank	8,000	26,388
Ibiden	4,300	73,938
IBJ Leasing	900	21,589
Ichibanya	600	20,511
Ichigo	3,700	11,020
Ichiken	4,000	14,048
Ichinen Holdings	1,200	12,984
Idemitsu Kosan	2,400	68,068
IDOM	3,000	20,671
†IHI	51,000	173,212
Iida Group Holdings	2,300	38,260
Iino Kaiun Kaisha	5,000	21,383
Imasen Electric Industrial	600	7,010
Inaba Denki Sangyo	400	15,168
Inabata & Co.	1,400	18,534
Inageya	600	10,066
Infocom	400	7,671
Infomart	3,900	29,543
Information Services International-Dentsu	900	21,069
Intage Holdings	1,000	19,755
Internet Initiative Japan	1,000	18,146
Iriso Electronics	400	32,149
Iseki & Co.	700	13,686
Isetan Mitsukoshi Holdings	5,400	54,060
†Ishihara Sangyo Kaisha	1,600	16,345
Isuzu Motors	11,100	136,782
Ito En	800	29,162
ITOCHU	6,700	99,420
Itochu Enex	2,400	21,231
Itochu Techno-Solutions	300	10,482
Itochu-Shokuhin	300	12,616
Itoham Yonekyu Holdings	1,800	16,308
Itoki	1,700	14,555
Iwatani	9,000	55,772
Iyo Bank	4,100	33,901
Izumi	800	45,379
J Front Retailing	4,900	75,106
J Trust	2,900	22,818
Jaccs	7,000	34,105
Jalux	300	7,239
Jamco	400	8,770
Janome Sewing Machine	1,000	7,940
Japan Airlines	800	24,709
Japan Airport Terminal	500	19,093
†Japan Asset Marketing	3,900	4,716
Japan Aviation Electronics Industry	2,000	27,651

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Japan Display	14,100	$26,577
†Japan Drilling	300	5,988
Japan Exchange Group	2,800	50,660
Japan Lifeline	700	29,593
Japan Pulp & Paper	4,000	15,079
Japan Radio	600	7,692
Japan Securities Finance	4,300	22,212
Japan Steel Works	2,000	31,260
Japan Tobacco	3,100	108,786
Japan Wool Textile	1,400	11,663
JCU	600	21,285
Jeol	3,000	15,657
JFE Holdings	7,500	130,062
JGC	1,900	30,778
Jimoto Holdings	7,400	13,422
JINS	200	11,131
J-Oil Mills	400	14,208
Joshin Denki	2,000	28,824
JSP	300	9,042
JSR	3,000	51,665
JTEKT	6,700	97,812
Juki	2,600	37,587
Juroku Bank	10,000	31,474
JVC Kenwood	4,200	12,509
JXTG Holdings	47,950	209,194
K&O Energy Group	900	14,179
kabu.com Securities	7,000	23,525
Kadokawa Dwango	1,400	18,073
Kaga Electronics	1,200	24,560
Kagome	500	15,203
Kajima	16,000	134,857
Kakaku.com	2,700	38,721
Kaken Pharmaceutical	300	16,350
Kakiyasu Honten	700	12,092
Kameda Seika	300	14,643
Kamei	1,600	21,736
Kamigumi	6,000	62,841
Kanagawa Chuo Kotsu	2,000	13,052
Kanamoto	900	29,847
Kandenko	4,000	42,036
Kaneka	8,000	60,885
Kanematsu	19,000	38,853
Kansai Electric Power	3,000	41,263
Kansai Paint	1,000	22,983
Kansai Urban Banking	1,000	11,940
Kanto Denka Kogyo	2,000	17,568
Kao	2,500	148,300
Kasai Kogyo	1,400	18,024
Kato Sangyo	800	21,445
Kato Works	400	11,238
KAWADA TECHNOLOGIES	200	13,319

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kawai Musical Instruments Manufacturing	900	$18,972
Kawasaki Heavy Industries	23,000	67,891
†Kawasaki Kisen Kaisha	22,000	52,812
KDDI	8,000	211,603
Keihan Holdings	11,000	69,829
Keihin	1,900	25,896
Keikyu	5,000	60,147
Keio	5,000	41,787
Keisei Electric Railway	500	13,336
Keiyo	600	4,166
Keiyo Bank	9,000	38,889
Kenedix	6,000	28,273
Kenko Mayonnaise	500	14,403
Kewpie	2,200	57,702
Key Coffee	700	13,679
Keyence	200	87,735
KFC Holdings Japan	700	12,410
Kinden	3,700	59,542
Kintetsu Group Holdings	7,000	26,948
Kintetsu World Express	1,000	17,622
Kirin Holdings	3,600	73,264
Kitagawa Iron Works	600	12,557
Kita-Nippon Bank	400	11,558
Kito	700	7,157
Kitz	2,100	19,567
Kiyo Bank	2,000	34,585
Koa	1,100	20,352
Koatsu Gas Kogyo	2,000	14,421
Kobayashi Pharmaceutical	300	17,791
†Kobe Steel	8,300	85,158
Kohnan Shoji	1,200	22,330
Koito Manufacturing	500	25,695
Kokusai	1,000	8,393
Kokuyo	2,500	34,074
Komatsu	4,800	121,819
Komeri	1,100	27,941
Komori	1,800	23,109
Konami Holdings	1,000	55,479
Konica Minolta	12,900	106,893
Konishi	1,200	17,156
Konoike Transport	600	8,172
Kose	200	21,818
Koshidaka Holdings	900	22,509
Kotobuki Spirits	500	16,337
Kourakuen Holdings	500	8,126
K’s Holdings	1,800	35,128
Kubota	2,500	41,954
Kubota ADR	300	25,341
Kumagai Gumi	17,000	54,563
Kumiai Chemical Industry	1,570	9,045
Kura	200	9,193

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kurabo Industries	8,000	$18,422
Kuraray	4,200	76,102
Kureha	700	34,541
Kurita Water Industries	2,200	59,853
Kuroda Electric	600	11,747
Kusuri No Aoki Holdings	600	31,420
KYB	7,000	35,786
Kyocera ADR	473	27,562
Kyodo Printing	4,000	13,585
Kyoei Steel	1,000	16,546
Kyokuto Kaihatsu Kogyo	1,200	19,247
Kyokuyo	500	13,736
KYORIN Holdings	900	19,940
Kyoritsu Maintenance	800	23,223
Kyowa Exeo	3,100	52,064
Kyudenko	1,500	53,679
Kyushu Electric Power	1,800	21,829
Kyushu Financial Group	8,200	51,690
Lasertec	2,400	33,351
Lawson	200	13,976
Leopalace21	10,400	64,541
Life	200	5,610
LIFULL	1,800	15,763
Lintec	1,200	28,657
Lion	2,000	41,360
LIXIL Group	2,900	72,426
M3	1,200	33,021
Mabuchi Motor	400	19,880
Macnica Fuji Electronics Holdings	900	13,131
Maeda	4,000	44,028
Maeda Kosen	900	13,579
Maeda Road Construction	2,000	39,867
Makino Milling Machine	2,000	16,484
Makita	1,000	36,942
Mandom	300	16,244
Mani	700	18,279
Marubeni	10,100	65,175
Marudai Food	4,000	18,706
Maruha Nichiro	1,700	44,860
Marui Group	1,800	26,502
Maruichi Steel Tube	900	26,126
Marusan Securities	1,100	9,164
Maruzen Showa Unyu	2,000	8,375
Matsui Construction	1,800	14,275
Matsui Securities	1,300	10,587
Matsumotokiyoshi Holdings	900	51,131
Matsuya Foods	200	7,477
Max	1,000	14,421
Mazda Motor	14,300	199,355
MCJ	1,200	12,653
Mebuki Financial Group	7,190	26,721
Medipal Holdings	2,000	36,950

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Megmilk Snow Brand	1,600	$44,525
Meidensha	5,000	17,115
MEIJI Holdings	200	16,199
Meisei Industrial	2,100	12,715
Meitec	600	25,526
Menicon	700	22,934
METAWATER	400	10,954
Michinoku Bank	6,000	9,869
Mie Bank	600	13,587
Milbon	400	22,476
Minato Bank	600	11,347
MINEBEA MITSUMI	10,332	165,808
Miraca Holdings	1,400	62,858
Mirait Holdings	1,900	21,302
Misawa Homes	1,400	12,584
MISUMI Group	2,600	59,316
Mitani	600	22,645
Mitsuba	2,400	44,148
Mitsubishi	9,800	205,279
Mitsubishi Chemical Holdings	29,800	246,428
Mitsubishi Electric	17,900	257,101
Mitsubishi Estate	3,000	55,839
Mitsubishi Gas Chemical	6,000	126,695
Mitsubishi Heavy Industries	43,000	175,785
Mitsubishi Logistics	3,000	39,876
Mitsubishi Materials	3,900	117,893
Mitsubishi Motors	4,800	31,580
Mitsubishi Nichiyu Forklift	3,300	22,826
†Mitsubishi Paper Mills	2,100	15,086
Mitsubishi Shokuhin	500	14,337
Mitsubishi Steel Manufacturing	6,000	14,083
Mitsubishi Tanabe Pharma	1,300	30,005
Mitsubishi UFJ Financial Group	48,500	325,475
Mitsubishi UFJ Financial Group ADR	35,500	239,625
Mitsubishi UFJ Lease & Finance	13,900	75,880
Mitsuboshi Belting	2,000	22,174
Mitsui & Co.	10,500	149,880
Mitsui Chemicals	42,000	222,183
Mitsui Engineering & Shipbuilding	24,000	34,141
Mitsui Fudosan	3,000	71,496
Mitsui Home	3,000	19,738
Mitsui Mining & Smelting	24,000	93,674
Mitsui OSK Lines	13,000	38,142
Mitsui Sugar	300	8,682
Mitsui-Soko Holdings	5,000	13,647
Miura	1,000	19,453
Miyazaki Bank	5,000	16,404
Mizuho Financial Group	151,700	277,032
Mizuho Financial Group ADR	5,700	20,919
Mizuno	3,000	17,070
Mochida Pharmaceutical	300	21,605
Modec	900	20,004

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Monex Group	6,400	$16,900
Monogatari	100	5,103
MonotaRO	700	22,529
Morinaga & Co.	600	34,034
Morinaga Milk Industry	7,000	53,274
Morita Holdings	1,100	17,213
MS&AD Insurance Group Holdings	3,800	127,506
MTI	1,200	7,735
Murata Manufacturing	700	106,237
Musashi Seimitsu Industry	800	23,116
Musashino Bank	1,000	30,629
Nabtesco	2,000	58,057
Nachi-Fujikoshi	8,000	45,308
Nagase & Co.	3,800	57,739
Nagatanien Holdings	2,000	25,250
Nagoya Railroad	4,000	18,635
Nakanishi	400	16,199
Nankai Electric Railway	6,000	30,994
Nanto Bank	1,000	28,451
NEC	34,000	90,082
NEC Capital Solutions	700	11,507
NEC Networks & System Integration	800	17,355
NET One Systems	2,200	20,831
NGK Insulators	2,000	39,813
NGK Spark Plug	2,700	57,349
NH Foods	3,000	91,087
NHK Spring	7,700	80,851
Nichias	4,000	46,197
Nichiban	3,000	25,446
Nichiha	1,000	35,208
Nichi-iko Pharmaceutical	1,400	21,808
Nichirei	5,500	154,034
Nichireki	2,000	23,596
Nichirin	1,000	21,045
Nidec	300	30,700
Nidec ADR	1,000	25,590
Nifco	600	32,167
Nihon Chouzai	400	12,678
Nihon House Holdings	2,600	12,229
Nihon Kohden	1,300	29,982
Nihon M&A Center	1,200	43,850
Nihon Nohyaku	2,400	14,126
Nihon Parkerizing	3,600	53,548
Nihon Unisys	3,000	47,397
Nikkiso	3,300	31,687
Nikkon Holdings	2,100	48,469
Nikon	3,100	49,501
Nintendo	100	33,501
Nippo	3,000	60,253
Nippon Carbide Industries	8,000	13,585
Nippon Carbon	400	12,394
Nippon Chemi-Con	6,000	21,658

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Chemiphar	300	$13,763
Nippon Coke & Engineering	18,200	15,858
Nippon Denko	4,300	15,139
Nippon Densetsu Kogyo	1,000	20,529
Nippon Electric Glass	2,400	87,166
Nippon Express	11,000	68,753
Nippon Flour Mills	2,300	36,829
Nippon Gas	1,200	38,835
Nippon Kayaku	3,000	42,409
Nippon Koei	800	22,689
Nippon Light Metal Holdings	22,200	52,700
Nippon Paint Holdings	800	30,229
Nippon Paper Industries	3,000	61,374
Nippon Road	3,000	15,790
†Nippon Sheet Glass	3,900	32,178
Nippon Shinyaku	300	19,178
Nippon Shokubai	500	32,140
Nippon Signal	3,600	33,095
Nippon Soda	4,000	22,049
Nippon Steel & Sumikin Bussan	400	19,169
Nippon Steel & Sumitomo Metal	5,200	117,338
Nippon Suisan Kaisha	10,100	58,997
Nippon Telegraph & Telephone	1,500	70,816
Nippon Thompson	3,200	16,871
Nippon Valqua Industries	800	15,819
Nippon Yakin Kogyo	5,800	12,015
†Nippon Yusen	41,000	76,186
Nipro	4,700	61,218
Nishimatsu Construction	8,000	42,392
Nishimatsuya Chain	1,000	10,242
Nishi-Nippon Financial Holdings	3,800	39,394
Nishi-Nippon Railroad	5,000	22,449
Nishio Rent All	700	22,280
Nissan Chemical Industries	2,100	69,269
Nissan Motor	33,600	333,984
Nissan Shatai	2,800	27,807
Nissei ASB Machine	400	13,870
Nissei Build Kogyo	3,000	16,644
Nissha Printing	400	11,078
Nisshin Oillio Group	4,000	23,436
Nisshin Seifun Group	2,800	45,930
Nisshin Steel	3,114	34,192
Nisshinbo Holdings	4,800	48,651
Nissin	5,000	24,183
Nissin Electric	2,100	22,237
Nissin Kogyo	2,100	33,309
Nitori Holdings	400	53,487
Nitta	600	18,644
Nittetsu Mining	300	16,137
Nitto Boseki	4,000	19,204
Nitto Denko	900	73,936
Nitto Kogyo	1,100	17,340

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nittoc Construction	3,400	$17,442
NOF	7,000	88,998
Nohmi Bosai	900	12,947
Nojima	1,000	15,532
NOK	3,400	71,763
Nomura	1,000	22,761
Nomura Holdings	15,600	93,399
Nomura Holdings ADR	6,763	40,849
Nomura Real Estate Holdings	3,500	68,584
Nomura Research Institute	440	17,310
Noritake	700	23,930
Noritz	1,200	23,781
North Pacific Bank	9,700	33,893
NS Solutions	1,100	26,112
NS United Kaiun Kaisha	7,000	14,065
NSD	900	16,196
NSK	12,500	155,924
NTN	12,000	55,266
NTT Data	6,000	66,681
NTT DOCOMO	4,000	94,314
NTT DOCOMO ADR	1,000	23,650
NTT Urban Development	1,900	18,312
NuFlare Technology	300	17,897
Obara Group	900	48,971
Obayashi	12,100	142,112
Obic	200	12,269
Odakyu Electric Railway	1,100	22,161
Ogaki Kyoritsu Bank	16,000	46,090
Ohashi Technica	1,100	13,731
Ohsho Food Service	400	15,239
Oiles	300	5,297
Oita Bank	3,000	11,523
Oji Holdings	22,000	113,447
Okabe	1,500	13,803
Okamoto Industries	1,000	11,620
Okamura	1,800	17,060
Okasan Securities Group	6,000	38,462
Oki Electric Industry	3,700	52,371
Okinawa Cellular Telephone	800	26,779
Okinawa Electric Power	1,485	33,892
OKUMA	3,000	28,460
Okumura	4,000	26,886
Okuwa	1,000	11,505
Olympus	400	14,581
Omron	1,200	52,012
Onward Holdings	4,000	29,553
Open House	1,000	30,762
Optex	400	12,927
Oracle Japan	500	32,407
Organo	3,000	14,697
Orient	8,200	14,289
Oriental Land	500	33,821

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Osaka Gas	8,000	$32,683
Osaka Soda	4,000	19,382
Osaka Steel	700	13,518
Osaki Electric	2,000	14,937
OSG	3,000	60,947
OSJB Holdings	3,400	8,857
Otsuka	300	18,591
Otsuka Holdings	700	29,811
Outsourcing	400	19,489
Pacific Industrial	1,500	19,444
†Pacific Metals	5,000	13,114
Pack	700	22,156
PAL GROUP Holdings	1,100	28,548
PALTAC	600	20,191
PanaHome	2,000	21,267
Panasonic	27,100	367,196
Paramount Bed Holdings	600	26,192
Parco	1,200	14,435
Park24	1,500	38,088
Pasona Group	500	4,610
Penta-Ocean Construction	11,500	65,335
Persol Holdings	1,500	28,086
Pigeon	1,300	47,042
Pilot	700	29,655
Piolax	900	25,046
†Pioneer	13,800	27,606
Plenus	1,000	21,098
Press Kogyo	4,300	19,918
Pressance	2,000	26,353
Prestige International	1,700	18,349
Prima Meat Packers	5,000	29,340
Proto	700	10,891
Qol	1,000	14,981
Raito Kogyo	2,000	21,125
Rakuten	2,100	24,683
Recruit Holdings	1,500	25,752
Relo Group	2,000	38,889
Rengo	11,000	63,765
Resona Holdings	16,600	91,283
Resorttrust	1,200	22,085
Ricoh	8,900	78,496
Ricoh Leasing	800	27,953
Riken	300	13,523
Riken Technos	700	3,709
Riken Vitamin	500	19,560
Ringer Hut	400	8,653
Rinnai	200	18,617
Riso Kagaku	700	13,655
Riso Kyoiku	3,000	23,739
Rohm	400	30,691
Rohto Pharmaceutical	1,800	37,160
Rokko Butter	500	11,812

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Roland DG	400	$9,111
Round One	5,000	47,299
Royal Holdings	800	18,287
Ryobi	6,000	24,379
Ryohin Keikaku	100	24,957
Ryosan	1,100	40,098
S Foods	500	18,382
Sac’s Bar Holdings	900	10,090
Saibu Gas	5,000	11,780
Saizeriya	1,100	31,980
Sakata INX	1,200	19,098
Sala	100	617
SAMTY	900	9,802
San-A Class A	600	26,486
San-Ai Oil	2,400	24,475
†Sanden Holdings	5,000	14,448
Sangetsu	1,100	19,061
San-In Godo Bank	3,300	27,726
Sanken Electric	7,000	29,375
Sanki Engineering	2,200	24,626
Sankyo	1,000	33,874
Sankyo Tateyama	1,100	16,763
Sankyu	10,000	65,081
Sanoh Industrial	1,700	12,001
Sanrio	800	15,683
Sanshin Electronics	1,200	15,395
Santen Pharmaceutical	1,700	23,034
Sanwa Holdings	5,400	56,845
Sanyo Chemical Industries	500	23,472
Sanyo Denki	2,000	20,485
Sanyo Electric Railway	3,000	15,443
Sanyo Shokai	500	7,940
Sanyo Special Steel	3,000	16,964
Sanyo Trading	500	11,660
Sapporo Holdings	2,300	63,290
Sato Holdings	800	20,015
Sawada Holdings	1,600	14,083
Sawai Pharmaceutical	900	50,491
Saxa Holdings	7,000	12,883
SBI Holdings	5,500	74,425
SBS Holdings	1,000	7,922
Scala	1,600	11,949
SCREEN Holdings	1,000	66,681
SCSK	300	13,443
Secom	700	53,056
Sega Sammy Holdings	4,800	64,526
Seibu Holdings	600	11,080
Seikagaku	500	8,322
Seikitokyu Kogyo	1,000	5,183
Seiko Epson	3,200	71,098
Seiko Holdings	6,000	24,485
Seino Holdings	4,000	53,096

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Seiren	1,900	$29,832
Sekisui Chemical	4,300	76,882
Sekisui House	3,100	54,558
Sekisui Plastics	2,500	20,338
Senko Group Holdings	5,000	32,452
Senshu Ikeda Holdings	7,900	33,293
Senshukai	1,500	10,802
Septeni Holdings	4,000	12,554
Seria	800	38,622
Seven & i Holdings	2,700	111,097
Seven Bank	10,300	36,814
Shibuya	600	18,031
Shiga Bank	9,000	46,330
Shikoku Bank	8,000	22,263
Shikoku Chemicals	2,000	24,539
Shikoku Electric Power	1,800	21,189
Shima Seiki Manufacturing	400	18,600
Shimachu	1,700	40,446
Shimadzu	1,000	19,009
Shimamura	200	24,468
Shimano	200	31,616
Shimizu	6,000	63,534
Shimizu Bank	400	12,945
Shindengen Electric Manufacturing	3,000	16,270
Shin-Etsu Chemical	2,000	181,107
Shinko Electric Industries	4,100	34,666
Shinko Plantech	1,300	10,032
Shinko Shoji	1,100	13,976
Shinmaywa Industries	3,000	25,286
Shinnihon	2,400	19,482
Shinoken Group	600	12,099
Shinsei Bank	20,000	34,852
Shinwa	400	7,639
Shionogi & Co.	500	27,824
Ship Healthcare Holdings	1,100	34,181
Shiseido	600	21,306
Shizuoka Bank	3,000	27,073
Shizuoka Gas	1,300	8,645
†Showa	1,900	18,362
Showa Denko	5,000	115,848
Showa Sangyo	3,000	16,484
Showa Shell Sekiyu	5,600	51,880
Siix	600	23,739
Sinfonia Technology	6,000	24,699
Sinko Industries	400	6,405
SKY Perfect JSAT Holdings	8,900	38,219
Skylark	1,200	17,220
SMC	100	30,362
SMK	2,000	7,646
SMS	500	15,159
Sodick	2,000	23,205
SoftBank Group	4,000	323,521

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sogo Medical	400	$17,231
Sohgo Security Services	400	17,995
Sojitz	27,300	66,991
Sompo Holdings	2,900	111,875
Sony	10,700	407,737
Sony Financial Holdings	1,700	28,929
†Sosei Group	500	54,901
Sotetsu Holdings	5,000	24,761
Sparx Group	5,300	10,178
Square Enix Holdings	800	26,175
Srg Takamiya	2,400	12,056
St Marc Holdings	900	27,526
Stanley Electric	2,600	78,364
Star Micronics	1,000	16,146
Start Today	2,100	51,625
Starts	1,200	28,497
Starzen	400	17,479
Stella Chemifa	400	10,328
Studio Alice	300	6,111
Subaru	3,200	107,715
Sugi Holdings	300	16,057
Sumco	2,700	39,057
Sumida	1,300	20,516
Sumitomo	8,900	115,686
Sumitomo Bakelite	8,000	56,333
Sumitomo Chemical	49,000	281,431
Sumitomo Dainippon Pharma	1,700	23,170
Sumitomo Densetsu	900	13,003
Sumitomo Electric Industries	18,800	289,166
Sumitomo Forestry	3,400	53,384
Sumitomo Heavy Industries	14,000	92,234
Sumitomo Metal Mining	5,000	66,704
Sumitomo Mitsui Construction	36,500	38,942
Sumitomo Mitsui Financial Group	8,400	327,038
Sumitomo Mitsui Trust Holdings	2,700	96,477
Sumitomo Osaka Cement	13,000	61,605
Sumitomo Realty & Development	3,000	92,421
Sumitomo Riko	1,300	13,361
Sumitomo Rubber Industries	5,000	84,285
Sumitomo Seika Chemicals	400	19,595
Sumitomo Warehouse	5,000	31,651
Sun Frontier Fudousan	1,300	13,038
Sundrug	400	14,901
Suntory Beverage & Food	600	27,846
Suruga Bank	2,400	58,082
Suzuken Aichi	2,100	69,642
Suzuki Motor	1,500	71,082
†SWCC Showa Holdings	16,000	11,807
Sysmex	900	53,692
T Hasegawa	800	16,907
T RAD	8,000	25,250
T&D Holdings	6,400	97,273

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
T&K Toka	1,200	$12,728
Tachibana Eletech	800	10,868
Tachi-S	1,400	25,504
Tadano	3,000	35,981
Taihei Dengyo Kaisha	2,000	23,063
Taiheiyo Cement	34,000	123,636
Taiho Kogyo	900	11,363
Taikisha	500	13,176
Taiko Bank	6,000	12,749
Taisei	5,000	45,610
Taiyo Holdings	400	17,960
Taiyo Nippon Sanso	5,600	62,784
Taiyo Yuden	4,500	70,496
Takara Holdings	1,600	16,644
Takara Leben	4,000	17,924
Takara Standard	1,200	19,578
Takasago International	600	22,565
Takasago Thermal Engineering	800	12,988
Takashimaya	8,000	76,035
Takeda Pharmaceutical	2,800	142,122
Takeei	900	8,666
Takeuchi Manufacturing	1,800	32,903
Takuma	1,000	10,029
Tamron	700	12,092
Tamura	4,000	18,600
Tatsuta Electric Wire & Cable	3,600	21,829
TDK	2,100	137,977
TechnoPro Holdings	500	20,093
Teijin	6,000	115,279
Terumo	500	19,671
THK	2,300	65,028
TIS	4,500	124,828
Toa Hyogo	1,000	9,602
TOA ROAD	3,000	12,536
†Toa Tokyo	600	9,469
Toagosei	3,700	48,028
Tobishima	6,800	10,157
Tobu Railway	9,000	49,051
TOC	2,100	19,810
Tocalo	600	19,738
Tochigi Bank	4,000	16,928
Toda	4,000	24,894
Toenec	1,000	6,206
Toho (Kobe)	300	8,148
Toho (Tokyo)	800	24,610
Toho Bank	7,000	24,583
Toho Gas	4,000	29,091
Toho Holdings	1,900	37,367
Toho Titanium	1,700	13,134
Toho Zinc	5,000	20,982
Tohoku Electric Power	1,900	26,268
Tokai Carbon	7,000	38,649

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokai Gifu	500	$19,782
TOKAI Holdings	2,800	20,886
Tokai Rika	2,700	49,619
Tokai Tokyo Financial Holdings	3,700	20,494
Token	300	36,862
Tokio Marine Holdings	4,300	177,811
Tokushu Tokai Paper	400	14,457
†Tokuyama	13,000	62,529
Tokyo Century	1,400	55,888
Tokyo Dome	2,000	18,066
†Tokyo Electric Power Holdings	6,000	24,699
Tokyo Electron	600	80,871
Tokyo Gas	10,000	51,949
Tokyo Keiki	5,000	12,403
Tokyo Ohka Kogyo	600	19,978
Tokyo Rope Manufacturing	600	9,138
Tokyo Seimitsu	600	19,284
Tokyo Steel Manufacturing	1,600	13,528
Tokyo Tatemono	4,200	54,967
Tokyo TY Financial Group	700	19,262
Tokyotokeiba	500	12,714
Tokyu	5,000	38,097
Tokyu Construction	2,600	21,267
Tokyu Fudosan Holdings	18,000	106,264
TOMONY Holdings	4,800	23,344
Tomy	3,600	42,826
Tonami Holdings	5,000	18,671
Topcon	2,600	44,707
Toppan Forms	1,800	18,564
Toppan Printing	5,000	54,768
Topre	1,600	43,245
Topy Industries	500	14,870
Toray Industries	11,600	96,977
Toridoll Holdings	400	10,303
Torii Pharmaceutical	600	14,601
Torishima Pump Manufacturing	200	2,018
Toshiba Machine	6,000	26,886
Toshiba Plant Systems & Services	1,400	22,056
Toshiba TEC	8,000	41,325
Tosoh	22,000	225,134
Totetsu Kogyo	700	21,378
TOTO	700	26,699
Tottori Bank	600	9,095
Towa Bank	13,000	14,563
Towa Pharmaceutical	300	14,003
Toyo Construction	5,200	20,481
Toyo Engineering	5,000	12,314
Toyo Ink SC Holdings	6,000	31,474
Toyo Kohan	2,600	9,663
Toyo Seikan Group Holdings	4,300	72,485
Toyo Suisan Kaisha	300	11,483
Toyo Tire & Rubber	3,300	67,159

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyobo	33,000	$60,440
Toyoda Gosei	3,800	90,511
Toyota Boshoku	3,200	59,974
Toyota Motor	22,684	1,188,502
Toyota Motor ADR	1,489	156,375
Toyota Tsusho	7,600	227,375
TPR	800	25,784
Trancom	200	9,762
Transcosmos	800	19,133
Trend Micro	400	20,591
Trusco Nakayama	1,000	23,854
TS Tech	2,100	61,054
Tsubakimoto Chain	6,000	51,638
Tsukishima Kikai	1,500	17,084
Tsukuba Bank	3,300	9,917
Tsukui	2,800	16,405
Tsumura & Co.	1,300	52,705
Tsuruha Holdings	200	21,214
Tsurumi Manufacturing	800	13,258
Tv Tokyo Holdings	700	14,289
UACJ	10,000	27,384
Ube Industries	49,000	125,904
UKC Holdings	100	1,680
Ulvac	1,600	76,817
Unicharm	500	12,545
Unipres	1,800	39,945
United Arrows	700	22,685
United Super Markets Holdings	1,800	19,012
†Unitika	25,000	18,449
Universal Entertainment	400	12,216
Unizo Holdings	500	13,848
Usen	1,100	4,499
Ushio	4,200	52,726
USS	1,100	21,839
V Technology	100	17,204
Valor Holdings	1,500	34,008
Vital KSK Holdings	1,900	15,457
VT Holdings	3,300	16,254
Wacoal Holdings	4,000	54,021
Wakita & Co.	1,300	15,060
Warabeya Nichiyo Holdings	500	13,781
Welcia Holdings	800	29,589
West Holdings	300	2,192
West Japan Railway	400	28,223
Xebio Holdings	1,000	17,622
Yahagi Construction	1,500	12,216
Yahoo Japan	9,000	39,129
Yakult Honsha	300	20,405
YAMABIKO	1,600	17,227
Yamada Denki	9,100	45,146
Yamagata Bank	6,000	26,833
Yamaguchi Financial Group	5,000	60,325

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Yamaha	800	$27,597
Yamaha Motor	3,300	85,027
Yamaichi Electronics	1,500	23,018
Yamanashi Chuo Bank	6,000	25,286
Yamatane	900	13,139
Yamato Holdings	2,300	46,593
Yamato Kogyo	1,300	33,287
Yamazaki Baking	1,000	19,907
Yamazen	2,400	24,304
Yaoko	500	21,360
Yaskawa Electric	5,000	105,846
Yellow Hat	500	11,914
Yodogawa Steel Works	1,000	26,397
Yokogawa Bridge Holdings	900	12,443
Yokogawa Electric	4,600	73,657
Yokohama Reito	1,200	11,309
Yokohama Rubber	3,200	64,156
Yondoshi Holdings	500	12,452
Yorozu	1,000	15,506
Yoshinoya Holdings	800	13,329
Yurtec	1,000	6,819
Yusen Logistics	900	8,298
Zenkoku Hosho	400	16,341
Zenrin	600	17,337
Zensho Holdings	1,500	27,193
Zeon	6,000	63,854
ZERIA Pharmaceutical	700	12,945
Zojirushi	1,100	12,528

		44,934,613

Netherlands–2.65%
Aalberts Industries	3,092	123,109
#ABN AMRO Group CVA 144A	4,146	109,908
Accell Group	637	20,870
Aegon	30,121	153,814
Aegon (New York Shares)	1,600	8,176
Akzo Nobel	4,559	396,205
†Altice Class A	2,117	48,842
AMG Advanced Metallurgical Group	1,768	51,644
Amsterdam Commodities	644	20,952
APERAM	1,419	65,963
Arcadis	2,751	49,723
†ArcelorMittal (New York Shares)	6,403	145,540
ASM International	1,280	74,545
ASML Holding	433	56,428
ASML Holding (New York Shares)	200	26,062
BE Semiconductor Industries	2,089	111,543
Beter Bed Holding	484	8,720
BinckBank	3,253	16,459
Boskalis Westminster	2,998	97,366
Brunel International	605	8,465
Coca-Cola European Partners	1,577	64,032

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Corbion	2,379	$76,081
#Flow Traders 144A	704	19,418
†Fugro CVA	1,289	19,139
Gemalto	1,791	107,496
#Grandvision 144A	498	13,338
Heineken	1,086	105,593
Hunter Douglas	186	15,837
IMCD Group	759	41,138
ING Groep	17,310	298,536
ING Groep ADR	6,300	109,557
Kendrion	498	20,363
Koninklijke Ahold Delhaize	26,515	506,956
Koninklijke BAM Groep	7,191	39,128
Koninklijke DSM	2,070	150,461
Koninklijke KPN	103,811	332,108
Koninklijke Philips	3,346	118,834
Koninklijke Philips (New York Shares)	5,156	184,688
Koninklijke Vopak	1,961	90,934
Nederland Apparatenfabriek	289	12,873
NN Group	5,273	187,422
†OCI	993	21,855
PostNL	11,797	55,068
Randstad Holding	2,595	151,514
#Refresco Group 144A	548	11,185
RELX	3,294	67,720
RELX ADR	1,230	25,436
SBM Offshore	5,153	82,574
Sligro Food Group	739	32,509
TKH Group CVA	1,290	71,665
†TomTom	1,965	18,848
Unilever (New York Shares)	2,400	132,648
Unilever CVA	2,188	120,753
Van Lanschot Kempen CVA	475	13,183
Wessanen	2,505	42,458
Wolters Kluwer	3,500	148,168

		5,103,850

New Zealand–0.45%
†a2 Milk	13,678	40,093
Air New Zealand	23,768	56,780
Auckland International Airport	4,027	21,041
Chorus	14,273	48,426
Contact Energy	4,150	15,844
EBOS Group	4,086	52,399
Fisher & Paykel Healthcare	6,224	52,223
Fletcher Building	14,790	86,596
Freightways	3,723	20,898
Genesis Energy	17,212	30,649
Infratil	11,249	24,524
Mainfreight	2,869	49,406
Mercury	3,950	9,610
Metlifecare	6,446	25,366

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
New Zealand Refining	7,205	$12,883
Port of Tauranga	7,990	26,055
Restaurant Brands New Zealand	1,401	6,427
SKY Network Television	9,600	24,270
SKYCITY Entertainment Group	20,896	62,475
Spark New Zealand	22,300	61,771
Summerset Group Holdings	11,663	40,597
Tourism Holdings	5,008	15,413
Trade Me Group	12,535	48,959
Warehouse Group	6,110	9,179
Z Energy	3,466	20,065

		861,949

Norway–0.87%
ABG Sundal Collier Holding	15,637	10,058
AF Gruppen	854	15,344
†Akastor	6,130	10,096
Aker Class A	1,440	47,260
Aker BP	5,231	77,380
†Aker Solutions	6,553	29,599
†American Shipping	4,751	14,170
†Atea	3,763	50,481
Austevoll Seafood	4,213	35,828
Bakkafrost	490	18,453
Bonheur	1,160	10,629
Borregaard	3,905	48,177
#BW LPG 144A	3,677	12,772
†BW Offshore	2,693	6,775
DNB	4,687	79,719
†DNO	17,098	15,647
Ekornes	768	10,579
#Entra 144A	1,053	13,117
†Fred Olsen Energy	1,724	2,695
Frontline	2,974	16,778
Gjensidige Forsikring	1,459	24,903
Grieg Seafood	3,963	27,626
†Kongsberg Automotive	21,255	18,840
Kongsberg Gruppen	716	11,406
†Kvaerner	15,716	19,201
Leroy Seafood Group	5,170	28,083
†Marine Harvest	3,316	56,758
†Nordic Semiconductor	2,947	11,719
Norsk Hydro	10,152	56,276
†Norwegian Air Shuttle	259	7,545
Ocean Yield	2,180	17,038
Opera Software	2,227	8,723
Orkla	3,459	35,155
†Petroleum Geo-Services	12,922	22,442
†Prosafe	520	1,726
Protector Forsikring	1,286	10,782
†REC Silicon	113,969	14,811
Salmar	1,165	28,899

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
#Scatec Solar 144A	2,626	$14,878
Schibsted Class A	331	7,993
Schibsted Class B	714	15,779
†Seadrill	2,073	760
†Seadrill (New York Shares)	13,905	5,014
SpareBank 1 SR-Bank	3,003	25,718
Statoil	9,212	152,710
Statoil ADR	700	11,571
Stolt-Nielsen	777	10,935
Storebrand	14,238	98,231
Subsea 7	8,934	120,172
Telenor	3,119	51,742
TGS NOPEC Geophysical	5,590	114,562
Tomra Systems	1,480	18,082
Veidekke	2,004	26,164
Wilh Wilhelmsen Holding Class A	394	11,680
#XXL 144A	431	4,143
Yara International	1,484	55,743

		1,673,367

Portugal–0.26%
Altri	3,521	16,231
†Banco Comercial Portugues Class R	346,560	93,296
CTT-Correios de Portugal	1,773	11,225
EDP - Energias de Portugal	11,203	36,634
EDP Renovaveis	5,921	47,088
Galp Energia	5,479	82,948
Jeronimo Martins	2,133	41,635
Mota-Engil	7,497	20,807
†Navigator	7,772	33,563
NOS	6,275	38,085
REN - Redes Energeticas Nacionais	7,613	23,834
Semapa-Sociedade de Investimento e Gestao	826	16,014
Sonae	42,299	47,056

		508,416

Singapore–1.11%
Accordia Golf Trust	23,400	12,153
Boustead Singapore	12,700	8,118
Bukit Sembawang Estates	3,400	16,225
CapitaLand	24,700	62,793
Chip Eng Seng	1,600	843
City Developments	4,800	37,410
ComfortDelGro	30,500	50,953
CSE Global	25,500	7,964
CWT	7,500	12,148
Dairy Farm International Holdings	3,100	24,428
DBS Group Holdings	12,900	194,332
Delfi	3,900	5,666
†Ezion Holdings	44,590	7,611
First Resources	15,000	20,646

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Frasers Centrepoint	17,500	$23,897
Genting Singapore	30,900	24,352
GL	20,900	10,854
Golden Agri-Resources	271,300	73,897
Great Eastern Holdings	700	12,635
GuocoLand	13,100	17,984
†Halcyon Agri	27,812	11,515
Ho Bee Land	7,100	12,068
Hong Fok	19,800	11,362
Hong Leong Finance	7,100	13,563
Hongkong Land Holdings	2,000	14,720
Hutchison Port Holdings Trust	183,000	78,690
Hyflux	16,000	6,392
Indofood Agri Resources	26,500	9,239
Jardine Cycle & Carriage	588	18,942
Keppel	9,800	44,774
Keppel Infrastructure Trust	64,700	26,552
M1	8,600	13,618
Mandarin Oriental International	4,700	9,400
†Noble Group	36,930	12,473
Olam International	18,400	26,061
OUE	6,300	8,969
Oversea-Chinese Banking	21,488	168,408
Oxley Holdings	28,700	12,091
QAF	12,400	11,439
Raffles Medical Group	15,100	14,697
RHT Health Trust	23,800	15,472
Riverstone Holdings	20,800	15,184
SATS	6,900	25,610
Sembcorp Industries	37,700	84,341
Sembcorp Marine	18,400	21,985
SIIC Environment Holdings	19,160	7,237
Sinarmas Land	50,600	15,804
Singapore Airlines	18,000	132,312
Singapore Exchange	5,000	26,657
Singapore Post	44,900	43,375
Singapore Technologies Engineering	11,700	31,274
Singapore Telecommunications	36,300	102,565
StarHub	17,800	35,167
UMS Holdings	22,100	16,133
United Engineers	16,300	32,440
United Industrial	4,400	10,131
United Overseas Bank	6,762	113,555
UOB-Kay Hian Holdings	6,400	6,276
UOL Group	14,300	79,355
Valuetronics Holdings	30,910	17,849
Venture	10,300	90,151
Wheelock Properties Singapore	8,400	11,440
Wilmar International	12,800	31,146
Wing Tai Holdings	19,300	27,897

		2,143,238

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–2.51%
Abertis Infraestructuras	3,699	$68,526
Acciona	1,286	113,186
Acerinox	1,708	23,380
ACS Actividades de Construccion y Servicios	3,335	128,830
#Aena 144A	166	32,393
Almirall	977	15,912
Amadeus IT Group	2,372	141,826
Applus Services	3,430	43,172
Atresmedia Corp. de Medios de Comunicacion	2,420	28,303
Banco Bilbao Vizcaya Argentaria	63,393	526,017
Banco Bilbao Vizcaya Argentaria ADR	5,851	48,914
Banco de Sabadell	114,998	233,663
Banco Santander	71,897	475,623
Banco Santander ADR	26,050	174,275
Bankia	11,491	55,543
Bankinter	4,796	44,178
Bolsas y Mercados Espanoles SHMSF	1,398	50,480
CaixaBank	29,131	139,077
#Cellnex Telecom 144A	2,275	46,927
CIE Automotive	1,021	23,433
Construcciones y Auxiliar de Ferrocarriles	400	16,429
Distribuidora Internacional de Alimentacion	10,903	67,881
Ebro Foods	879	20,079
Elecnor	1,157	15,990
Enagas	3,734	104,701
Ence Energia y Celulosa	4,260	17,467
Endesa	2,284	52,617
Ercros	5,966	22,173
Faes Farma	5,195	17,266
Ferrovial	1,497	33,234
Fluidra	1,740	12,719
Gamesa Corp. Tecnologica	5,257	112,250
Gas Natural SDG	8,813	206,248
Grifols	1,754	48,851
Grupo Catalana Occidente	1,101	46,314
Iberdrola	54,533	431,819
†Indra Sistemas	984	14,200
Industria de Diseno Textil	2,536	97,351
Inmobiliaria Colonial	5,040	43,911
†Liberbank	7,747	7,955
Mapfre	30,150	105,305
Mediaset Espana Comunicacion	4,186	52,089
Melia Hotels International	1,845	27,584
Miquel y Costas & Miquel	539	19,700
†NH Hotel Group	4,059	24,432
Obrascon Huarte Lain	5,166	18,521
Papeles y Cartones de Europa	2,420	20,730
†Promotora de Informaciones Class A	2,956	7,931

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Prosegur Cia de Seguridad	5,213	$33,878
Red Electrica	2,660	55,582
Repsol	15,423	236,046
†Sacyr	11,977	31,750
#Talgo 144A	2,704	16,344
Tecnicas Reunidas	621	24,020
Telefonica	1,540	15,897
Telefonica ADR	19,864	206,387
†Tubacex	2,817	10,730
Vidrala	512	36,256
Viscofan	946	55,969
Zardoya Otis	3,503	36,249

		4,838,513

Sweden–2.86%
AAK	551	40,223
AddTech Class B	828	15,774
AF	1,091	22,546
Alfa Laval	3,498	71,582
Assa Abloy Class B	2,405	52,841
Atlas Copco Class A	1,827	70,047
Atlas Copco Class B	1,068	36,903
Atrium Ljungberg Class B	1,277	21,297
Avanza Bank Holding	406	17,730
Axfood	915	15,270
Beijer Alma Class B	1,082	31,851
Beijer Ref	567	15,681
Bergman & Beving Class B	1,030	15,191
†Betsson	1,775	15,380
Bilia Class A SHS	5,432	53,677
BillerudKorsnas	6,702	105,963
BioGaia Class B	302	12,278
Boliden	5,797	158,193
Bonava Class B	1,495	25,571
Byggmax Group	2,929	21,295
Castellum	3,437	50,466
Clas Ohlson Class B	1,203	23,133
Cloetta Class B	9,063	37,329
Com Hem Holding	3,686	51,190
Concentric	2,269	37,167
Dios Fastigheter	2,766	15,300
#Dometic Group 144A	1,178	10,235
Duni	1,284	18,784
#Dustin Group 144A	917	7,619
Electrolux Class B	2,047	67,086
Elekta Class B	1,918	18,179
†Enea	1,982	17,174
†Essity Class B	4,553	124,570
Fabege	2,033	39,093
†Fastighets Balder Class B	915	22,156
†Fingerprint Cards Class B	5,400	19,723
Getinge Class B	3,387	66,295

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Granges	1,166	$10,726
Gunnebo	3,239	17,916
†Haldex	1,307	16,445
Hemfosa Fastigheter	2,376	25,665
Hennes & Mauritz Class B	2,629	65,501
Hexagon Class B	1,095	52,055
Hexpol	6,700	73,126
†HIQ International	2,708	18,402
Holmen Class B	1,385	60,120
Hufvudstaden Class A	1,839	30,495
Husqvarna Class B	10,966	108,948
ICA Gruppen	1,191	44,334
Indutrade	903	20,687
Intrum Justitia	1,317	44,709
Inwido	1,523	21,422
ITAB Shop Concept Class B	1,500	13,398
JM	2,030	71,830
KappAhl	3,150	17,087
Kindred Group SDR	7,464	84,433
Klovern Class B	10,210	11,174
KNOW IT	1,633	25,150
Kungsleden	3,733	22,864
Lagercrantz Group Class B	1,482	16,228
Lifco Class B	441	14,175
Lindab International	2,706	29,518
Loomis Class B	2,437	87,359
†Lundin Petroleum	917	17,644
†Medivir Class B	1,410	12,259
Mekonomen	1,414	28,029
Millicom International Cellular SDR	1,544	91,195
Modern Times Group Class B	2,012	69,258
†Momentum Group Class B	1,030	9,964
Mycronic	2,215	20,179
NCC Class B	1,871	52,701
†NetEnt	3,048	26,646
New Wave Group Class B	1,826	12,300
Nibe Industrier Class B	3,204	30,254
Nobia	3,968	40,035
Nolato Class B	1,916	71,980
Nordea Bank	19,622	249,680
†Oriflame Holding	868	32,619
Peab	6,554	79,507
Proact IT Group	780	18,934
Ratos Class B	5,770	27,533
†RaySearch Laboratories	882	24,655
Recipharm Class B	441	6,439
Rezidor Hotel Group	5,074	18,791
Saab Class B	1,001	49,428
Sagax Class B	1,345	16,125
Sandvik	9,776	153,753
†SAS	6,329	13,823
Scandi Standard	2,058	14,901

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
†Sectra Class B	568	$11,698
Securitas Class B	2,390	40,284
Skandinaviska Enskilda Banken Class A	9,646	116,672
Skanska Class B	2,396	56,852
SKF Class A	693	14,066
SKF Class B	4,536	91,908
SkiStar	1,095	25,410
†SSAB (Aquis Exchange) Class B	20,728	76,887
†SSAB (BATS Europe) Class A	8,412	38,392
†SSAB (Turquoise) Class B	7,881	29,200
Svenska Cellulosa Class B	4,553	34,453
Svenska Handelsbanken Class A	8,986	128,635
Sweco Class B	1,012	25,022
Swedbank Class A	4,429	107,929
Swedish Match	1,220	42,966
†Swedish Orphan Biovitrum	1,348	20,801
Tele2 Class B	4,586	48,012
Telefonaktiebolaget LM Ericsson Class B	17,231	123,229
Telia	62,638	288,405
#Thule Group 144A	2,513	47,160
Trelleborg Class B	2,976	67,929
Victoria Park Class B	9,142	30,493
Vitrolife	148	9,293
Volvo Class A	4,893	83,576
Volvo Class B	14,738	251,211
Wallenstam Class B	3,583	34,513
Wihlborgs Fastigheter	1,310	27,678

		5,509,865

Switzerland–5.98%
ABB	23,839	588,703
†Adecco Group	2,931	222,828
†Allreal Holding	451	81,602
†Alpiq Holding	237	20,267
†ALSO Holding	129	16,561
†ams	2,036	132,173
APG SGA	29	14,055
†Arbonia	984	18,009
†Aryzta	2,457	80,790
Ascom Holding	1,103	22,545
Autoneum Holding	103	28,196
Baloise Holding	1,138	175,880
Bank Cler Class B	246	10,826
Banque Cantonale de Geneve	72	11,804
Banque Cantonale Vaudoise	52	38,530
†Barry Callebaut	62	85,218
Belimo Holding Class R	16	68,946
Bell Food Group	30	14,352
†Bellevue Group Class BR	933	17,222
Berner Kantonalbank	121	23,143

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Bobst Group	566	$54,481
Bossard Holding Class A	279	56,562
Bucher Industries	208	65,454
Burckhardt Compression Holding	82	23,517
Burkhalter Holding	128	18,301
†Calida Holding	290	11,492
†Cembra Money Bank	703	66,495
Chocoladefabriken Lindt & Spruengli Class R	1	69,715
Cie Financiere Richemont	3,193	263,059
Cie Financiere Tradition Class BR	102	9,914
†Clariant	7,901	174,021
Coltene Holding	149	15,360
Conzzeta	36	35,647
†Credit Suisse Group	11,318	163,591
Credit Suisse Group ADR	583	8,512
Daetwyler Holding Class B	454	77,032
DKSH Holding	919	74,611
†dormakaba Holding Class B	62	53,860
†Dufry	1,140	186,770
†EFG International	4,332	28,055
†Emmi	84	63,247
EMS-Chemie Holding	85	62,671
†Feintool International Holding	85	10,557
Flughafen Zurich	1,195	293,360
Forbo Holding	24	39,320
†GAM Holding	4,041	54,153
Geberit	234	109,130
Georg Fischer	126	122,005
Givaudan	48	96,010
†Gurit Holding Class B	24	28,783
Helvetia Holding	174	99,530
†HOCHDORF Holding	35	11,160
Huber + Suhner	499	37,312
†Idorsia	511	9,646
Implenia	591	44,253
†Inficon Holding	61	30,058
Interroll Holding Class R	40	53,394
Intershop Holding	22	11,036
†Julius Baer Group	2,514	132,267
Jungfraubahn Holding	78	9,232
†Kardex	391	44,935
Komax Holding Class R	113	33,055
Kudelski Class B	1,531	26,105
Kuehne + Nagel International	349	58,233
†LafargeHolcim	3,839	219,795
LEM Holding	12	15,518
Liechtensteinische Landesbank	592	30,251
Logitech International Class R	1,164	42,790
Logitech International (New York Shares) Class R	2,260	82,852
†Lonza Group	1,319	285,148

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Luzerner Kantonalbank	86	$39,036
Metall Zug	4	17,374
†Meyer Burger Technology	4,175	5,225
Mobilezone Holding	775	11,396
†Mobimo Holding	218	61,155
Nestle	18,404	1,601,641
Novartis	11,773	979,753
Novartis ADR	161	13,439
†OC Oerlikon	7,769	102,085
Orior	228	18,118
Panalpina Welttransport Holding	333	46,847
Partners Group Holding	200	123,996
Phoenix Mecano Class B	34	20,352
Plazza Class A	48	11,578
PSP Swiss Property	644	60,176
†Rieter Holding	85	19,404
Roche Holding	2,007	511,116
Roche Holding Class B	103	26,531
Romande Energie Holding	5	6,805
Schindler Holding	107	22,183
†Schmolz + Bickenbach	14,538	13,493
Schweiter Technologies Class B	24	31,161
†SFS Group	456	51,739
SGS	34	82,332
†Siegfried Holding	157	44,330
Sika Bearer Shares	45	289,081
Sonova Holding	924	150,033
St Galler Kantonalbank	88	38,819
Straumann Holding Class R	160	91,021
Sulzer	744	84,339
#†Sunrise Communications Group 144A	1,211	95,160
Swatch Group	334	123,339
Swatch Group Bearer Shares	552	40,325
†Swiss Life Holding	384	129,588
Swiss Re	1,043	95,337
Swisscom	223	107,605
Tamedia	63	10,039
†Temenos Group	1,071	95,607
†u-blox Holding	215	40,314
†UBS Group	5,789	98,043
†UBS Group (New York Shares)	11,920	202,402
Valiant Holding	521	59,929
Valora Holding	110	35,160
Vaudoise Assurances Holding	22	12,194
Vetropack Holding Class B	7	15,148
Vifor Pharma	700	77,161
Vontobel Holding Class R	782	50,807
VP Bank	13	1,609
VZ Holding	61	19,577
†Ypsomed Holding	55	11,122
Zehnder Group	321	11,683
Zuger Kantonalbank Class B	3	16,566

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Zurich Insurance Group	1,028	$299,212

		11,506,390

United Kingdom–16.18%
4imprint Group	461	10,105
888 Holdings	9,831	32,683
A.G. Barr	3,587	28,779
AA	9,619	28,564
Aberdeen Asset Management	21,622	85,048
Acacia Mining	5,399	20,948
Acal	3,315	13,072
Admiral Group	3,375	88,047
Aggreko	7,474	89,606
†Aldermore Group	3,674	10,398
Amec Foster Wheeler	8,863	53,932
†Anglo American	21,144	281,999
Anglo-Eastern Plantations	1,229	13,030
Antofagasta	9,355	97,414
Arrow Global Group	5,259	27,758
Ashmore Group	11,961	55,024
Ashtead Group	10,501	217,328
Associated British Foods	1,004	38,393
AstraZeneca ADR	11,131	379,456
#Auto Trader Group 144A	9,975	49,369
AVEVA Group	2,625	66,327
Aviva	35,508	243,261
Avon Rubber	818	10,867
B&M European Value Retail	18,783	82,859
Babcock International Group	13,229	151,711
BAE Systems	19,577	161,530
Balfour Beatty	14,712	51,851
Barclays	8,395	22,169
Barclays ADR	21,326	225,842
Barratt Developments	54,678	401,299
BBA Aviation	30,369	121,589
Beazley	16,454	104,602
Bellway	11,002	426,304
Berendsen	7,561	121,128
Berkeley Group Holdings	4,039	169,759
BGEO Group	973	44,279
BHP Billiton	1,342	20,555
BHP Billiton ADR	9,149	281,423
Bodycote	10,306	101,143
Booker Group	46,542	112,872
Bovis Homes Group	5,572	69,343
BP ADR	21,921	759,563
Brewin Dolphin Holdings	11,192	49,955
British American Tobacco	2,251	153,451
British American Tobacco ADR	3,000	205,620
Britvic	7,850	70,752
BT Group	27,339	104,954
BT Group ADR	2,800	54,348

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†BTG	3,088	$28,073
Bunzl	1,748	52,091
Burberry Group	5,077	109,834
Cape	3,019	7,373
Capita	2,329	20,976
Capital & Counties Properties	14,157	53,970
Card Factory	7,755	30,019
Carillion	16,572	40,319
Carnival	801	52,998
Carnival ADR	548	36,234
Centamin	43,833	88,376
Centrica	46,016	119,987
Chemring Group	10,580	25,493
Chesnara	3,030	15,272
Cineworld Group	5,160	47,179
Clarkson	917	30,169
Close Brothers Group	5,595	109,964
Cobham	71,823	121,236
†Coca-Cola HBC	4,056	119,284
Compass Group	4,494	94,822
Computacenter	4,566	48,230
Connect Group	11,057	16,237
Consort Medical	1,673	22,771
Costain Group	5,650	33,943
Countrywide	2,878	6,279
Cranswick	1,498	54,708
Crest Nicholson Holdings	7,287	49,685
Croda International	1,416	71,650
Daily Mail & General Trust	6,496	56,433
Dairy Crest Group	10,235	79,850
DCC	3,323	302,530
De La Rue	3,905	33,975
Debenhams	32,597	18,362
Dechra Pharmaceuticals	2,720	60,225
Devro	10,377	27,910
DFS Furniture	4,052	10,845
Diageo	3,922	115,880
Diageo ADR	1,351	161,890
Dignity	883	28,591
Diploma	4,716	67,873
Direct Line Insurance Group	40,870	189,183
Dixons Carphone	31,836	117,594
Domino’s Pizza Group	9,282	35,531
Drax Group	12,781	54,218
DS Smith	71,337	440,035
easyJet	4,436	78,518
†EI Group	18,886	31,609
Electrocomponents	9,327	70,094
Elementis	15,959	61,131
†EnQuest	56,768	23,475
Entertainment One	7,687	22,067
Essentra	4,006	29,453

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
esure Group	9,338	$36,694
Euromoney Institutional Investor	529	7,393
†Evraz	13,963	37,627
Experian	3,396	69,664
FDM Group Holdings	1,557	15,402
Fenner	4,323	16,117
Ferrexpo	12,597	34,028
Fidessa Group	2,138	64,520
†Firstgroup	39,397	64,500
Foxtons Group	7,206	8,893
Fresnillo	2,052	39,715
Fuller Smith & Turner	1,225	17,040
G4S	42,078	178,882
Galliford Try	2,255	34,099
GAME Digital	3,172	888
Games Workshop Group	1,148	17,943
†Gem Diamonds	5,209	6,242
Genus	1,882	43,632
GKN	38,500	163,471
GlaxoSmithKline	10,422	222,005
GlaxoSmithKline ADR	7,200	310,464
†Glencore	72,957	272,906
Go-Ahead Group	1,221	27,973
†Gocompare.Com Group	9,338	12,892
Grafton Group	4,564	41,908
Greencore Group	19,257	61,699
Greene King	8,823	77,395
Greggs	4,632	65,156
GVC Holdings	7,183	70,774
Halfords Group	5,506	24,526
Halma	12,799	183,371
Hargreaves Lansdown	6,159	104,444
#Hastings Group Holdings 144A	5,424	22,175
Hays	46,958	101,526
Headlam Group	2,792	19,564
Helical	2,976	11,657
Hikma Pharmaceuticals	2,646	50,660
Hill & Smith Holdings	2,969	53,364
Hilton Food Group	1,426	13,707
Hiscox	8,934	147,429
Hochschild Mining	6,662	23,792
HomeServe	20,431	195,716
Howden Joinery Group	9,774	51,824
HSBC Holdings ADR	25,664	1,190,553
†Hunting	6,303	40,045
IG Group Holdings	11,120	82,265
†Imagination Technologies Group	4,251	8,485
IMI	8,093	125,962
Imperial Brands	3,807	170,991
Inchcape	19,753	194,112
Indivior	16,665	67,873
Informa	11,505	100,248

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Inmarsat	17,144	$171,823
InterContinental Hotels Group ADR	1,334	74,077
International Consolidated Airlines Group (London Stock Exchange)	7,151	56,814
International Personal Finance	3,182	6,983
Interserve	4,306	12,969
Intertek Group	3,526	193,663
Investec	14,346	107,158
ITE Group	10,902	21,867
ITV	23,892	56,448
IWG	26,664	112,312
J D Wetherspoon	4,566	58,013
J Sainsbury	60,231	197,453
†Jackpotjoy	1,380	12,222
James Fisher & Sons	2,703	57,314
Jardine Lloyd Thompson Group	4,141	64,721
JD Sports Fashion	6,260	28,537
#John Laing Group 144A	3,522	13,899
John Menzies	2,045	18,778
John Wood Group	9,726	81,136
Johnson Matthey	5,004	187,116
Jupiter Fund Management	14,407	94,760
†Just Eat	2,120	18,086
Just Group	6,051	10,033
†KAZ Minerals	17,192	115,877
KCOM Group	15,335	17,776
Keller Group	2,004	22,917
Kier Group	1,594	25,453
Kingfisher	32,323	126,592
Ladbrokes Coral Group	17,525	26,135
Laird	23,956	43,214
†Lamprell	12,474	16,572
Lancashire Holdings	4,719	42,809
Laura Ashley Holdings	18,438	2,732
Legal & General Group	62,836	211,395
†Liberty Global Class A	1,294	41,563
†Liberty Global Class C	3,168	98,778
†Liberty Global LiLAC Class A	161	3,505
†Liberty Global LiLAC Class C	440	9,420
Lloyds Banking Group	289,669	249,570
Lloyds Banking Group ADR	62,026	218,952
London Stock Exchange Group	899	42,691
†Lonmin	4,567	3,911
Lookers	14,659	21,909
LSL Property Services	3,879	11,127
Man Group	38,684	77,994
Marks & Spencer Group	47,327	205,450
Marshalls	7,159	34,966
Marston’s	22,098	35,113
†McBride	15,062	36,734
#McCarthy & Stone 144A	4,561	9,784
Mears Group	4,643	28,755

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mediclinic International	5,443	$52,567
Meggitt	24,247	150,607
Melrose Industries	51,168	161,611
#Merlin Entertainments 144A	12,367	77,396
Micro Focus International	5,195	153,661
Millennium & Copthorne Hotels	5,194	29,928
Mitchells & Butlers	9,179	27,569
Mitie Group	10,021	36,101
Mondi	5,636	147,840
Moneysupermarket.com Group	10,970	50,536
Morgan Advanced Materials	12,176	44,991
Morgan Sindall Group	854	13,792
†Mothercare	4,436	6,659
N Brown Group	4,375	17,664
National Express Group	12,378	59,070
National Grid	5,385	66,756
National Grid ADR	586	36,813
NCC Group	2,225	4,745
NEX Group	9,717	79,038
Next	569	28,577
Northgate	5,722	33,023
Novae Group	2,374	17,624
†Ocado Group	19,406	73,147
Old Mutual	75,414	189,963
#On The Beach Group 144A	140	710
OneSavings Bank	3,383	16,523
Oxford Instruments	679	9,268
Pagegroup	7,805	48,368
PayPoint	2,476	28,524
†Paysafe Group	13,209	87,913
Pearson ADR	6,249	56,054
Pendragon	38,325	15,474
Pennon Group	9,382	100,873
Persimmon	14,510	423,705
†Petra Diamonds	33,481	47,619
Petrofac	4,374	25,180
†Petropavlovsk	107,235	9,567
Pets at Home Group	11,411	23,943
Phoenix Group Holdings	7,137	71,948
Photo-Me International	13,399	28,882
Playtech	7,387	91,498
Polypipe Group	3,459	17,223
†Premier Foods	42,105	22,210
†Premier Oil	32,723	21,310
Provident Financial	3,250	102,988
Prudential	2,934	67,295
Prudential ADR	2,623	120,684
PZ Cussons	5,431	24,206
QinetiQ Group	18,814	66,211
Randgold Resources	1,638	145,179
Rank Group	8,180	25,271
Rathbone Brothers	299	9,868

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group	1,623	$164,544
Redrow	8,355	59,524
RELX	2,920	63,132
RELX ADR	3,200	70,080
Renewi	30,109	32,451
Renishaw	1,075	50,685
Rentokil Initial	33,628	119,702
Restaurant Group	6,440	27,470
Ricardo	2,769	28,022
Rightmove	1,621	89,729
Rio Tinto	2,407	101,637
Rio Tinto ADR	9,479	401,056
Robert Walters	1,758	9,731
†Rolls-Royce Holdings	32,336	375,254
Rotork	33,011	101,211
†Royal Bank of Scotland Group ADR	8,233	53,761
Royal Dutch Shell Class A	11,223	297,464
Royal Dutch Shell ADR Class A	10,647	566,314
Royal Dutch Shell ADR Class B	12,141	660,835
Royal Mail	19,599	107,519
RPC Group	11,345	111,117
RPS Group	7,026	23,976
RSA Insurance Group	19,227	154,135
Saga	18,154	49,512
Sage Group	8,145	72,986
Savills	5,233	59,876
Schroders	1,157	46,775
Schroders Non-Voting Shares	590	16,998
SDL	2,560	20,772
Senior	18,448	56,369
†Serco Group	13,782	20,625
Severfield	10,593	10,693
Severn Trent	3,032	86,168
#Shawbrook Group 144A	4,155	18,346
Shire	2,387	131,757
SIG	19,607	37,948
Sky	5,378	69,626
Smith & Nephew	4,107	70,876
Smith & Nephew ADR	1,200	41,820
Smiths Group	10,203	212,224
Soco International	5,696	8,661
Spectris	3,662	120,336
Spirax-Sarco Engineering	2,357	164,238
#Spire Healthcare Group 144A	6,438	27,185
Spirent Communications	15,901	24,179
†Sports Direct International	7,540	28,597
SSE	16,962	320,999
SSP Group	11,482	71,155
St Ives	1,227	827
St James’s Place	12,153	187,095
St Modwen Properties	7,644	35,732
Stagecoach Group	4,168	10,113

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Standard Chartered	21,364	$216,260
Standard Life	23,090	120,024
SThree	4,068	16,319
Stock Spirits Group	4,714	10,438
SuperGroup	1,368	26,637
Synthomer	12,723	80,883
TalkTalk Telecom Group	15,903	37,387
Tate & Lyle	17,144	147,819
Taylor Wimpey	144,942	332,630
Ted Baker	856	26,646
Telecom Plus	3,445	51,824
†Tesco	78,345	172,244
Thomas Cook Group	66,553	77,970
TP ICAP	11,761	71,580
Travis Perkins	9,776	185,262
Trinity Mirror	20,389	26,091
TT Electronics	4,717	11,873
TUI	8,315	121,186
†Tullow Oil	43,876	86,119
U & I Group	6,068	14,917
UBM	10,165	91,352
UDG Healthcare	6,282	70,856
Ultra Electronics Holdings	2,968	79,169
Unilever ADR	3,600	194,832
United Utilities Group	2,845	32,145
†Vectura Group	12,867	18,753
Vedanta Resources	1,605	13,421
Vesuvius	6,715	46,397
Victrex	4,154	101,499
Virgin Money Holdings	6,914	24,044
Vitec Group	1,016	13,511
Vodafone Group	204,175	579,058
Vodafone Group ADR	2,400	68,952
Vp	1,013	11,743
Weir Group	1,820	41,033
WH Smith	2,162	48,293
Whitbread	1,309	67,634
William Hill	29,234	96,789
Wincanton	4,471	14,558
Wm Morrison Supermarkets	58,267	183,046
Wolseley	1,855	113,868
#Worldpay Group 144A	21,308	87,365
WPP	4,681	98,402
WPP ADR	400	42,164
WS Atkins	3,195	86,597
Xaar	3,092	15,223
XP Power	694	21,956
#ZPG 144A	2,641	12,445

		31,146,063

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–0.01%
†Janus Henderson Group	713	$23,607

		23,607

Total Common Stock (Cost $176,177,777)		190,298,506

ΔPREFERRED STOCK–0.53%
Germany–0.53%
Bayerische Motoren Werke 4.77%	999	82,358
†Biotest	765	19,266
Draegerwerk & Co 0.20%	221	23,250
FUCHS PETROLUB 1.83%	1,072	58,372
Henkel 1.34%	164	22,571
Jungheinrich 1.25%	1,563	57,135
Porsche Automobil Holding 1.91%	1,717	96,465
Sartorius 0.50%	1,144	110,383
Schaeffler 4.08%	594	8,508
Sixt 3.89%	905	44,788
STO & Co. 2.70%	44	5,737
Villeroy & Boch 2.70%	830	18,386
Volkswagen 1.49%	3,110	473,671

Total Preferred Stock (Cost $1,071,449)		1,020,890

	Number of Shares	Value (U.S. $)

ΔRIGHTS–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/11/17	3,335	$2,666
†Repsol expiration date 7/3/17	14,691	6,712
†Sacyr expiration date 7/16/17	11,977	958

Total Rights (Cost $9,736)		10,336

MONEY MARKET FUND–0.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	415,790	415,790

Total Money Market Fund (Cost $415,790)		415,790

TOTAL VALUE OF SECURITIES–99.59% (Cost $177,674,752)	191,745,522
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	798,197

NET ASSETS APPLICABLE TO 18,375,017 SHARES OUTSTANDING–100.00%	$192,543,719

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($168,317,967 / 16,060,523 Shares)	$10.480

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($24,225,752 / 2,314,494 Shares)	$10.467

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$203,352,684
Undistributed net investment income	2,785,874
Accumulated net realized loss on investments	(27,680,203)
Net unrealized appreciation of investments, foreign currencies and derivatives	14,085,364

TOTAL NET ASSETS	$192,543,719

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $1,473,793, which represents 0.77% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on pages 2 and 3.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $2,350 cash due to custodian, $66,472 payable for fund shares redeemed, $102,297 due to manager and affiliates, $48,460 expense reimbursement receivable from Lincoln Investment Advisors Corporation, and $124,615 payable for securities purchased as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
BNYM	JPY 4,669,774	USD (41,642)	7/3/17	$(119)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

JPY–Japanese Yen

SA–Societe Anonyme

SDR–Special Drawing Right

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$3,510,413
Interest	1,356
Foreign tax withheld	(337,420)

3,174,349

EXPENSES:
Management fees	657,112
Pricing fees	128,166
Professional fees	58,740
Reports and statements to shareholders	40,802
Custodian fees	30,981
Accounting and administration expenses	21,625
Distribution fees-Service Class	20,927
Shareholder servicing fees	9,265
Trustees’ fees and expenses	2,223
Consulting fees	1,042
Other	912

971,795
Less:
Management fees waived	(148,945)
Expenses reimbursed	(206,142)

Total operating expenses	616,708

NET INVESTMENT INCOME	2,557,641

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(154,310)
Foreign currencies	29,940
Foreign currency exchange contracts	8,411
Futures contracts	6,426

Net realized loss	(109,533)

Net change in unrealized appreciation (depreciation) of:
Investments	20,319,038
Foreign currencies	27,992
Foreign currency exchange contracts	133

Net change in unrealized appreciation (depreciation)	20,347,163

NET REALIZED AND UNREALIZED GAIN	20,237,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,795,271

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,557,641	$3,342,789
Net realized loss	(109,533)	(27,175,592)
Net change in unrealized appreciation (depreciation)	20,347,163	17,854,513

Net increase (decrease) in net assets resulting from operations	22,795,271	(5,978,290)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,939,532)
Service Class	—	(198,553)

	—	(3,138,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,592,530	37,022,980
Service Class	14,077,575	8,496,569
Reinvestment of dividends and distributions:
Standard Class	—	2,939,532
Service Class	—	198,553

	25,670,105	48,657,634

Cost of shares redeemed:
Standard Class	(9,239,831)	(130,698,156)
Service Class	(2,803,692)	(3,676,633)

	(12,043,523)	(134,374,789)

Increase (Decrease) in net assets derived from capital share transactions	13,626,582	(85,717,155)

NET INCREASE (DECREASE) IN NET ASSETS	36,421,853	(94,833,530)
NET ASSETS:
Beginning of period	156,121,866	250,955,396

End of period	$192,543,719	$156,121,866

Undistributed net investment income	$2,785,874	$228,233

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended 12/31/16	5/1/15[2] to 12/31/15
Net asset value, beginning of period	$9.192	$8.985	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.145	0.198	0.103
Net realized and unrealized gain (loss)	1.143	0.208	(1.022)

Total from investment operations	1.288	0.406	(0.919)

Less dividends and distributions from:
Net investment income	—	(0.199)	(0.096)

Total dividends and distributions	—	(0.199)	(0.096)

Net asset value, end of period	$10.480	$9.192	$8.985

Total return[4]	14.01%	4.51%	(9.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,318	$145,238	$245,437
Ratio of expenses to average net assets	0.68%	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.10%	1.02%
Ratio of net investment income to average net assets	2.94%	2.23%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.54%	1.81%	1.28%
Portfolio turnover	6%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended 12/31/16	5/1/15[2] to 12/31/15
Net asset value, beginning of period	$9.191	$8.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.133	0.178	0.086
Net realized and unrealized gain (loss)	1.143	0.203	(1.020)

Total from investment operations	1.276	0.381	(0.934)

Less dividends and distributions from:
Net investment income	—	(0.177)	(0.079)

Total dividends and distributions	—	(0.177)	(0.079)

Net asset value, end of period	$10.467	$9.191	$8.987

Total return[4]	13.88%	4.24%	(9.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,226	$10,884	$5,518
Ratio of expenses to average net assets	0.93%	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.33%	1.35%	1.27%
Ratio of net investment income to average net assets	2.69%	1.98%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.29%	1.56%	1.03%
Portfolio turnover	6%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2015-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.17% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses exceed 0.68% of average daily net assets for the Standard Class and 0.93% for the Service Class. This agreement will continue through at least April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$4,791
Legal	1,157

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,006 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$48,460
Management fees payable to LIAC	91,948
Distribution fees payable to LFD	4,746
Printing and mailing fees payable to Lincoln Life	1,006
Shareholder servicing fees payable to Lincoln Life	4,597

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$25,969,610
Sales	10,546,045

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$177,674,752

Aggregate unrealized appreciation	$29,258,310
Aggregate unrealized depreciation	(15,187,540)

Net unrealized appreciation	$14,070,770

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$22,529,763	$3,419,498	$25,949,261

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

3. Investments (continued)

based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$11,221,630	$14,703	$2,794	$11,239,127
Austria	1,293,643	—	—	1,293,643
Belgium	2,789,077	—	—	2,789,077
Canada	16,448,024	—	—	16,448,024
China	10,928	—	—	10,928
Denmark	3,567,892	—	—	3,567,892
Finland	3,947,357	—	—	3,947,357
France	14,942,780	—	—	14,942,780
Germany	14,149,898	—	—	14,149,898
Hong Kong	5,786,484	—	20,169	5,806,653
Ireland	1,227,547	—	—	1,227,547
Israel	1,385,146	—	—	1,385,146
Italy	5,238,858	1,705	—	5,240,563
Japan	44,934,613	—	—	44,934,613
Netherlands	5,103,850	—	—	5,103,850
New Zealand	861,949	—	—	861,949
Norway	1,673,367	—	—	1,673,367
Portugal	508,416	—	—	508,416
Singapore	2,143,238	—	—	2,143,238
Spain	4,838,513	—	—	4,838,513
Sweden	5,509,865	—	—	5,509,865
Switzerland	11,506,390	—	—	11,506,390
United Kingdom	31,146,063	—	—	31,146,063
United States	23,607	—	—	23,607
Preferred Stock	1,020,890	—	—	1,020,890
Rights	3,624	6,712	—	10,336
Money Market Fund	415,790	—	—	415,790

Total Investments	$191,699,439	$23,120	$22,963	$191,745,522

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	$—	$(119)	$—	$(119)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	1,178,271	4,135,203
Service Class	1,411,368	956,498
Shares reinvested:
Standard Class	—	318,870
Service Class	—	21,534

	2,589,639	5,432,105

Shares redeemed:
Standard Class	(918,848)	(15,970,128)
Service Class	(281,076)	(407,841)

	(1,199,924)	(16,377,969)

Net increase (decrease)	1,389,715	(10,945,864)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used futures contracts as a cash management tool.

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(119)

The effect of derivative instruments on the Statement of Operation for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$8,411	$133
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,426	—

Total		$14,837	$133

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$166,180	$27,987
Futures contracts (average notional value)	68,249	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the Statement of Net Assets.

At June 30, 2017, the Fund had no assets or liabilities that are subject to the offsetting provisions.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional U.S. Core Equity 2 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Dimensional U.S. Core Equity 2 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January

1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,061.40	0.50%	$2.56
Service Class Shares	1,000.00	1,060.00	0.75%	3.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.32	0.50%	$2.51
Service Class Shares	1,000.00	1,021.08	0.75%	3.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.71%
Aerospace & Defense	2.08%
Air Freight & Logistics	0.68%
Airlines	1.09%
Auto Components	0.93%
Automobiles	0.75%
Banks	8.79%
Beverages	0.98%
Biotechnology	1.60%
Building Products	0.83%
Capital Markets	3.31%
Chemicals	2.52%
Commercial Services & Supplies	1.15%
Communications Equipment	1.60%
Construction & Engineering	0.61%
Construction Materials	0.29%
Consumer Finance	1.36%
Containers & Packaging	0.89%
Distributors	0.24%
Diversified Consumer Services	0.46%
Diversified Financial Services	0.50%
Diversified Telecommunication Services	2.23%
Electric Utilities	0.84%
Electrical Equipment	0.75%
Electronic Equipment, Instruments & Components	1.93%
Energy Equipment & Services	1.02%
Food & Staples Retailing	2.07%
Food Products	1.86%
Gas Utilities	0.24%
Health Care Equipment & Supplies	2.50%
Health Care Providers & Services	3.63%
Health Care Technology	0.24%
Hotels, Restaurants & Leisure	2.32%
Household Durables	1.15%
Household Products	0.91%
Independent Power & Renewable Electricity Producers	0.27%
Industrial Conglomerates	1.07%
Insurance	4.08%
Internet & Direct Marketing Retail	1.14%
Internet Software & Services	2.34%
IT Services	3.14%
Leisure Products	0.28%
Life Sciences Tools & Services	1.01%
Machinery	3.08%
Marine	0.07%
Media	3.54%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	0.91%
Multiline Retail	0.70%
Multi-Utilities	0.52%
Oil, Gas & Consumable Fuels	4.10%
Paper & Forest Products	0.22%
Personal Products	0.30%
Pharmaceuticals	3.31%
Professional Services	0.67%
Real Estate Management & Development	0.45%
Road & Rail	1.29%
Semiconductors & Semiconductor Equipment	3.85%
Software	2.93%
Specialty Retail	2.45%
Technology Hardware, Storage & Peripherals	2.52%
Textiles, Apparel & Luxury Goods	0.78%
Thrift & Mortgage Finance	0.61%
Tobacco	0.58%
Trading Companies & Distributors	0.75%
Transportation Infrastructure	0.03%
Water Utilities	0.14%
Wireless Telecommunication Services	0.23%
Rights	0.00%
Money Market Fund	0.36%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	1.85%
AT&T	1.49%
JPMorgan Chase & Co.	1.25%
Alphabet Class A & Class C	1.02%
Wells Fargo & Co.	1.01%
Pfizer	0.99%
Microsoft	0.93%
Johnson & Johnson	0.86%
Exxon Mobil	0.85%
Comcast	0.81%
Total	11.06%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.71%
Aerospace & Defense–2.08%
AAR	1,552	$53,948
†Aerojet Rocketdyne Holdings	3,366	70,013
†Aerovironment	1,567	59,859
Arconic	14,035	317,893
†Astronics	1,340	40,830
†Astronics Class B	755	23,088
†Axon Enterprise	1,980	49,777
Boeing	3,778	747,099
BWX Technologies	2,786	135,817
Cubic	1,722	79,729
Curtiss-Wright	2,571	235,966
†DigitalGlobe	4,137	137,762
†Ducommun	1,095	34,580
†Engility Holdings	2,146	60,946
†Esterline Technologies	1,787	169,408
General Dynamics	2,770	548,737
HEICO	1,793	128,809
HEICO Class A	2,683	166,480
Hexcel	6,074	320,646
Huntington Ingalls Industries	934	173,873
†KeyW Holding	2,189	20,467
†KLX	2,983	149,150
†Kratos Defense & Security Solutions	3,759	44,619
L3 Technologies	1,716	286,709
Lockheed Martin	1,667	462,776
†Mercury Systems	2,137	89,946
†Moog Class A	2,078	149,034
National Presto Industries	380	41,990
Northrop Grumman	1,151	295,473
Orbital ATK	3,528	347,014
Raytheon	2,913	470,391
Rockwell Collins	4,341	456,152
†Sparton	651	14,315
Spirit AeroSystems Holdings Class A	4,652	269,537
†Teledyne Technologies	1,770	225,941
Textron	7,851	369,782
TransDigm Group	397	106,741
Triumph Group	2,844	89,870
United Technologies	11,834	1,445,050
†Vectrus	700	22,624
†Wesco Aircraft Holdings	5,108	55,422

		8,968,263

Air Freight & Logistics–0.68%
†Air Transport Services Group	5,125	111,623
†Atlas Air Worldwide Holdings	1,487	77,547
CH Robinson Worldwide	2,235	153,500
†Echo Global Logistics	1,585	31,541
Expeditors International of Washington	2,494	140,861
FedEx	6,029	1,310,283
Forward Air	1,503	80,080

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†Hub Group Class A	2,257	$86,556
†Radiant Logistics	4,220	22,704
United Parcel Service Class B	4,366	482,836
†XPO Logistics	6,749	436,188

		2,933,719

Airlines–1.09%
Alaska Air Group	5,691	510,824
Allegiant Travel	1,038	140,753
American Airlines Group	4,187	210,690
Copa Holdings Class A	1,782	208,494
Delta Air Lines	22,993	1,235,644
†Hawaiian Holdings	4,649	218,271
†JetBlue Airways	18,591	424,433
SkyWest	2,826	99,193
Southwest Airlines	9,962	619,039
†Spirit Airlines	4,963	256,339
†United Continental Holdings	10,021	754,080

		4,677,760

Auto Components–0.93%
Adient	1,943	127,033
†American Axle & Manufacturing Holdings	6,021	93,928
Autoliv	2,860	314,028
BorgWarner	6,550	277,458
Cooper Tire & Rubber	3,493	126,097
†Cooper-Standard Holdings	1,257	126,794
Dana	11,458	255,857
Delphi Automotive	1,895	166,097
†Dorman Products	2,133	176,548
†Fox Factory Holding	2,570	91,492
Gentex	17,716	336,073
†Gentherm	2,279	88,425
Goodyear Tire & Rubber	12,999	454,445
†Horizon Global	1,513	21,727
LCI Industries	1,956	200,294
Lear	3,268	464,317
†Modine Manufacturing	3,332	55,145
†Motorcar Parts of America	986	27,845
Standard Motor Products	2,098	109,558
†Stoneridge	2,301	35,458
Superior Industries International	1,457	29,941
Tenneco	3,279	189,625
Tower International	1,402	31,475
†Visteon	1,837	187,484

		3,987,144

Automobiles–0.75%
Ford Motor	99,921	1,118,116
General Motors	36,321	1,268,693
Harley-Davidson	6,692	361,502
†Tesla	215	77,746

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Thor Industries	3,525	$368,433
Winnebago Industries	1,195	41,825

		3,236,315

Banks–8.79%
1st Source	1,769	84,806
Access National	600	15,912
†Allegiance Bancshares	697	26,695
Ameris Bancorp	1,895	91,339
Arrow Financial	587	18,579
Associated Banc-Corp	8,070	203,364
†Atlantic Capital Bancshares	1,167	22,173
Banc of California	2,993	64,349
BancFirst	1,077	104,038
†Bancorp	3,933	29,812
BancorpSouth	4,978	151,829
Bank of America	109,740	2,662,292
Bank of Hawaii	2,642	219,207
Bank of Marin Bancorp	451	27,759
Bank of the Ozarks	6,929	324,762
BankUnited	6,585	221,980
Banner	2,275	128,560
BB&T	13,195	599,185
Berkshire Hills Bancorp	2,242	78,806
Blue Hills Bancorp	1,301	23,288
BOK Financial	2,151	180,964
Boston Private Financial Holdings	5,510	84,579
Bridge Bancorp	778	25,907
Brookline Bancorp	5,712	83,395
Bryn Mawr Bank	1,024	43,520
Camden National	1,270	54,496
Canadian Imperial Bank of Commerce	1,279	103,812
Capital Bank Financial	2,219	84,544
Carolina Financial	545	17,614
Cathay General Bancorp	4,152	157,568
CenterState Banks	2,710	67,371
Central Pacific Financial	1,797	56,552
Chemical Financial	3,467	167,837
CIT Group	6,204	302,135
Citigroup	30,126	2,014,827
Citizens & Northern	430	10,002
Citizens Financial Group	10,744	383,346
City Holding	834	54,936
CNB Financial	584	13,998
CoBiz Financial	2,929	50,965
Columbia Banking System	4,172	166,254
Comerica	3,785	277,213
Commerce Bancshares	5,425	308,303
Community Bank System	2,725	151,973
Community Trust Bancorp	1,117	48,869
ConnectOne Bancorp	2,112	47,626
†CU Bancorp	909	32,860

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Cullen/Frost Bankers	2,930	$275,156
†Customers Bancorp	1,959	55,401
CVB Financial	6,174	138,483
†Eagle Bancorp	1,871	118,434
East West Bancorp	4,363	255,585
Enterprise Financial Services	1,930	78,744
Farmers Capital Bank	466	17,964
Farmers National Banc	405	5,873
†FCB Financial Holdings Class A	2,630	125,583
Fidelity Southern	1,670	38,176
Fifth Third Bancorp	23,991	622,806
Financial Institutions	846	25,211
First Bancorp	1,423	44,483
†First BanCorp (Puerto Rico)	15,480	89,629
First Busey	2,523	73,974
First Business Financial Services	400	9,232
First Citizens BancShares Class A	620	231,074
First Commonwealth Financial	5,294	67,128
First Community Bancshares	1,227	33,558
First Connecticut Bancorp	902	23,136
First Financial	910	43,043
First Financial Bancorp	3,923	108,667
First Financial Bankshares	3,198	141,352
†First Foundation	2,148	35,292
First Horizon National	13,555	236,128
First Interstate BancSystem Class A	2,323	86,417
First Merchants	2,572	103,240
First Midwest Bancorp	6,282	146,433
First of Long Island	1,230	35,178
First Republic Bank	3,203	320,620
Flushing Financial	1,741	49,079
FNB	16,508	233,753
†Franklin Financial Network	624	25,740
Fulton Financial	9,122	173,318
German American Bancorp	1,728	58,908
Glacier Bancorp	4,439	162,512
Great Southern Bancorp	880	47,080
Great Western Bancorp	3,428	139,897
†Green Bancorp	2,278	44,193
Guaranty Bancorp	1,516	41,235
Hancock Holding	4,504	220,696
Hanmi Financial	2,236	63,614
Heartland Financial USA	1,573	74,088
Heritage Commerce	1,727	23,798
Heritage Financial	2,083	55,199
Hilltop Holdings	4,920	128,953
Home BancShares	8,726	217,277
†HomeTrust Bancshares	1,279	31,208
Hope Bancorp	8,233	153,545
Horizon Bancorp	1,191	31,383
Huntington Bancshares	34,499	466,426
IBERIABANK	2,544	207,336

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Independent Bank	1,685	$112,305
Independent Bank Group	1,234	73,423
International Bancshares	4,142	145,177
Investors Bancorp	16,174	216,085
JPMorgan Chase & Co.	58,797	5,374,046
KeyCorp	24,375	456,787
Lakeland Bancorp	3,567	67,238
Lakeland Financial	1,247	57,212
LegacyTexas Financial Group	3,057	116,563
Live Oak Bancshares	644	15,585
M&T Bank	2,226	360,501
MainSource Financial Group	2,072	69,433
MB Financial	4,103	180,696
Mercantile Bank	1,121	35,289
National Bank Holdings Class A	1,689	55,923
NBT Bancorp	2,905	107,340
OFG Bancorp	3,457	34,570
Old National Bancorp	8,874	153,077
Opus Bank	1,518	36,736
Pacific Continental	830	21,207
†Pacific Premier Bancorp	2,850	105,165
PacWest Bancorp	6,079	283,889
Park National	722	74,886
Park Sterling	4,529	53,805
Peapack Gladstone Financial	901	28,192
Peoples Bancorp	1,224	39,327
People’s United Financial	16,235	286,710
Pinnacle Financial Partners	3,905	245,234
PNC Financial Services Group	7,232	903,060
Popular	5,265	219,603
Preferred Bank	736	39,354
Prosperity Bancshares	3,450	221,628
QCR Holdings	440	20,856
Regions Financial	38,330	561,151
Renasant	2,499	109,306
Republic Bancorp Class A	900	32,130
†Republic First Bancorp	1,391	12,867
S&T Bancorp	1,882	67,489
Sandy Spring Bancorp	1,367	55,582
†Seacoast Banking Corp. of Florida	2,229	53,719
ServisFirst Bancshares	2,538	93,627
Sierra Bancorp	878	21,555
†Signature Bank	1,182	169,652
Simmons First National Class A	2,031	107,440
South State	1,660	142,262
Southside Bancshares	1,853	64,744
Southwest Bancorp	899	22,969
State Bank Financial	1,643	44,558
Sterling Bancorp	6,011	139,756
Stock Yards Bancorp	886	34,465
Stonegate Bank	919	42,439
Sun Bancorp	1,066	26,277

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
SunTrust Banks	7,705	$437,028
†SVB Financial Group	1,455	255,774
Synovus Financial	6,754	298,797
TCF Financial	10,469	166,876
†Texas Capital Bancshares	2,530	195,822
Tompkins Financial	757	59,591
Towne Bank	3,347	103,088
TriCo Bancshares	1,330	46,750
†TriState Capital Holdings	1,385	34,902
†Triumph Bancorp	490	12,030
Trustmark	3,858	124,073
U.S. Bancorp	26,080	1,354,074
UMB Financial	2,248	168,285
Umpqua Holdings	9,892	181,617
Union Bankshares	2,283	77,394
United Bankshares	4,686	183,691
United Community Banks	4,289	119,234
Univest Corp. of Pennsylvania	1,016	30,429
Valley National Bancorp	12,810	151,286
†Veritex Holdings	396	10,427
Washington Trust Bancorp	1,005	51,808
Webster Financial	5,124	267,575
Wells Fargo & Co.	78,534	4,351,569
WesBanco	2,273	89,874
West Bancorporation	758	17,927
Westamerica Bancorporation	989	55,424
†Western Alliance Bancorp	5,374	264,401
Wintrust Financial	2,899	221,600
Zions Bancorporation	3,896	171,073

		37,840,748

Beverages–0.98%
†Boston Beer Class A	651	86,030
Brown-Forman Class A	428	21,100
Brown-Forman Class B	3,441	167,233
Coca-Cola	30,069	1,348,595
Coca-Cola Bottling Consolidated	632	144,646
Constellation Brands Class A	1,773	343,483
†Craft Brew Alliance	613	10,329
Dr Pepper Snapple Group	2,705	246,453
MGP Ingredients	1,309	66,982
Molson Coors Brewing Class B	6,310	544,805
†Monster Beverage	1,425	70,794
National Beverage	964	90,192
PepsiCo	9,218	1,064,587
†Primo Water	745	9,462

		4,214,691

Biotechnology–1.60%
AbbVie	9,549	692,398
†Acorda Therapeutics	2,536	49,959
†Adamas Pharmaceuticals	1,097	19,187

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Akebia Therapeutics	1,002	$14,399
†Alexion Pharmaceuticals	1,815	220,831
†Alkermes	638	36,985
†Alnylam Pharmaceuticals	2,140	170,686
†AMAG Pharmaceuticals	1,449	26,662
Amgen	7,509	1,293,275
†Aptevo Therapeutics	1,004	2,078
†Biogen	1,629	442,045
†BioMarin Pharmaceutical	900	81,738
†BioSpecifics Technologies	665	32,924
†Bioverativ	2,404	144,649
†Bluebird Bio	1,165	122,383
†Celgene	5,000	649,350
†Celldex Therapeutics	2,682	6,625
†Chimerix	1,691	9,216
†Clovis Oncology	263	24,625
†Concert Pharmaceuticals	1,000	13,950
†Eagle Pharmaceuticals	867	68,398
†Emergent BioSolutions	2,719	92,201
†Enanta Pharmaceuticals	866	31,159
†Exact Sciences	631	22,318
†Exelixis	6,236	153,593
†Five Prime Therapeutics	2,499	75,245
Gilead Sciences	13,570	960,485
†Incyte	1,361	171,364
†Insys Therapeutics	1,480	18,722
†Ionis Pharmaceuticals	1,239	63,028
†Karyopharm Therapeutics	1,386	12,543
†Kite Pharma	706	73,191
†Ligand Pharmaceuticals Class B	194	23,552
†Momenta Pharmaceuticals	2,972	50,227
†Myriad Genetics	3,589	92,740
†Neurocrine Biosciences	1,020	46,920
†NewLink Genetics	196	1,441
†OPKO Health	6,890	45,336
†Otonomy	732	13,798
PDL BioPharma	8,018	19,804
†Regeneron Pharmaceuticals	318	156,183
†Repligen	1,034	42,849
†Retrophin	2,257	43,763
†Seattle Genetics	500	25,870
†Spectrum Pharmaceuticals	3,722	27,729
†TESARO	300	41,958
†United Therapeutics	3,088	400,606
†Vertex Pharmaceuticals	408	52,579
†Xencor	1,202	25,374

		6,906,941

Building Products–0.83%
AAON	2,821	103,954
Advanced Drainage Systems	2,948	59,255
Allegion	1,342	108,863

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†American Woodmark	1,320	$126,126
AO Smith	1,106	62,301
Apogee Enterprises	1,890	107,428
†Armstrong Flooring	1,730	31,088
†Armstrong World Industries	2,482	114,172
†Builders FirstSource	7,695	117,887
†Continental Building Products	2,885	67,221
†CSW Industrials	803	31,036
Fortune Brands Home & Security	4,246	277,009
†Gibraltar Industries	1,829	65,204
Griffon	2,547	55,907
Insteel Industries	1,555	51,268
Johnson Controls International	13,983	606,303
Lennox International	699	128,364
Masco	3,737	142,791
†Masonite International	1,962	148,131
†NCI Building Systems	5,674	94,756
Owens Corning	5,085	340,288
†Patrick Industries	1,335	97,255
†PGT	5,032	64,410
†Ply Gem Holdings	2,902	52,091
Quanex Building Products	1,644	34,771
Simpson Manufacturing	2,054	89,780
†Trex	1,337	90,461
Universal Forest Products	980	85,564
†USG	8,222	238,602

		3,592,286

Capital Markets–3.31%
Affiliated Managers Group	1,396	231,541
Ameriprise Financial	5,144	654,780
Artisan Partners Asset Management Class A	2,502	76,811
Bank of New York Mellon	16,712	852,646
BGC Partners Class A	17,801	225,005
BlackRock	1,974	833,837
CBOE Holdings	2,552	233,253
Charles Schwab	11,701	502,675
CME Group	3,509	439,467
Cohen & Steers	3,600	145,944
†Cowen Class A	1,499	24,359
Diamond Hill Investment Group	308	61,415
†Donnelley Financial Solutions	1,411	32,397
†E*TRADE Financial	8,906	338,695
Eaton Vance	5,340	252,689
Evercore Partners Class A	2,348	165,534
FactSet Research Systems	656	109,014
Federated Investors Class B	8,212	231,989
Financial Engines	2,884	105,554
Franklin Resources	6,758	302,691
GAIN Capital Holdings	2,244	13,980
Goldman Sachs Group	5,850	1,298,115

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Greenhill & Co.	1,658	$33,326
Houlihan Lokey	1,286	44,881
Interactive Brokers Group	5,300	198,326
Intercontinental Exchange	8,887	585,831
†INTL. FCStone	1,244	46,973
Invesco	13,298	467,957
Investment Technology Group	1,487	31,584
†Janus Henderson Group	3,865	127,970
†KCG Holdings Class A	5,141	102,512
Legg Mason	4,809	183,511
LPL Financial Holdings	7,523	319,427
MarketAxess Holdings	688	138,357
Moelis & Co. Class A	1,121	43,551
Moody’s	891	108,417
Morgan Stanley	21,704	967,130
Morningstar	1,911	149,708
MSCI	1,329	136,874
Nasdaq	4,281	306,049
Northern Trust	4,855	471,955
OM Asset Management	4,990	74,151
Oppenheimer Holdings Class A	765	12,546
Piper Jaffray	673	40,346
Raymond James Financial	3,602	288,952
S&P Global	1,712	249,935
†Safeguard Scientifics	1,565	18,624
SEI Investments	1,515	81,477
State Street	6,052	543,046
†Stifel Financial	3,341	153,619
T. Rowe Price Group	9,539	707,889
TD Ameritrade Holding	5,854	251,663
Virtu Financial Class A	1,903	33,588
Virtus Investment Partners	382	42,383
Waddell & Reed Financial Class A	4,351	82,147
Westwood Holdings Group	439	24,887
WisdomTree Investments	5,289	53,789

		14,255,772

Chemicals–2.52%
A Schulman	1,598	51,136
†AdvanSix	2,033	63,511
Air Products & Chemicals	2,542	363,659
Albemarle	3,062	323,163
American Vanguard	2,114	36,467
Ashland Global Holdings	3,222	212,362
†Axalta Coating Systems	3,124	100,093
Balchem	1,857	144,307
Cabot	4,349	232,367
Calgon Carbon	3,597	54,315
Celanese Class A	4,179	396,754
CF Industries Holdings	8,601	240,484
Chase	640	68,288
Chemours	3,983	151,035

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Dow Chemical	22,758	$1,435,347
Eastman Chemical	5,577	468,412
Ecolab	1,877	249,172
EI du Pont de Nemours & Co.	5,227	421,871
†Ferro	7,033	128,634
†Flotek Industries	3,167	28,313
FMC	4,040	295,122
FutureFuel	2,591	39,098
†GCP Applied Technologies	3,136	95,648
Hawkins	885	41,020
HB Fuller	3,392	173,365
Huntsman	19,266	497,833
†Ingevity	1,981	113,709
Innophos Holdings	1,429	62,647
Innospec	1,358	89,017
International Flavors & Fragrances	740	99,900
KMG Chemicals	636	30,954
†Koppers Holdings	1,060	38,319
†Kraton	2,385	82,139
Kronos Worldwide	4,968	90,517
†LSB Industries	2,413	24,926
LyondellBasell Industries Class A	3,486	294,184
Minerals Technologies	2,235	163,602
Monsanto	1,828	216,362
Mosaic	7,084	161,728
NewMarket	466	214,584
Olin	9,233	279,575
†OMNOVA Solutions	3,545	34,564
†Platform Specialty Products	18,605	235,911
PolyOne	5,724	221,748
PPG Industries	1,490	163,840
Praxair	1,892	250,785
Quaker Chemical	833	120,977
Rayonier Advanced Materials	3,769	59,249
RPM International	2,332	127,211
Scotts Miracle-Gro Class A	2,601	232,685
Sensient Technologies	2,225	179,179
Sherwin-Williams	394	138,278
Stepan	1,260	109,796
†Trecora Resources	817	9,191
Tredegar	1,894	28,884
Trinseo	2,479	170,307
Tronox	4,414	66,740
Valvoline	6,722	159,453
Westlake Chemical	2,177	144,139
WR Grace & Co.	1,682	121,121

		10,847,997

Commercial Services & Supplies–1.15%
ABM Industries	2,328	96,659
†ACCO Brands	7,956	92,687
†ARC Document Solutions	3,148	13,096

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Brady Class A	2,770	$93,903
Brink’s	3,738	250,446
†Casella Waste Systems	2,159	35,429
CECO Environmental	1,187	10,897
Cintas	1,398	176,204
†Clean Harbors	3,676	205,231
†Copart	4,256	135,298
Covanta Holding	10,499	138,587
Deluxe	3,759	260,198
Ennis	1,143	21,831
Essendant	1,656	24,558
Healthcare Services Group	1,609	75,349
Herman Miller	4,911	149,294
HNI	3,300	131,571
†Hudson Technologies	1,167	9,861
†InnerWorkings	2,700	31,320
Interface Class A	5,000	98,250
KAR Auction Services	9,021	378,611
Kimball International Class B	3,544	59,149
Knoll	4,076	81,724
LSC Communications	2,753	58,922
Matthews International Class A	2,054	125,808
McGrath RentCorp	1,645	56,966
Mobile Mini	2,671	79,729
MSA Safety	2,418	196,269
Multi-Color	1,058	86,333
†NL Industries	2,090	14,735
Pitney Bowes	4,363	65,881
Quad	3,100	71,052
Republic Services	6,256	398,695
Rollins	2,327	94,732
†SP Plus	1,195	36,507
Steelcase Class A	4,018	56,252
†Stericycle	2,597	198,203
†Team	1,744	40,897
Tetra Tech	2,976	136,152
U.S. Ecology	1,083	54,692
UniFirst	728	102,430
Viad	1,421	67,142
VSE	530	23,839
Waste Management	4,643	340,564
West	3,298	76,909

		4,952,862

Communications Equipment–1.60%
ADTRAN	3,319	68,537
†Applied Optoelectronics	1,210	74,766
†Arista Networks	691	103,505
†ARRIS International	10,551	295,639
Black Box	1,723	14,732
Brocade Communications Systems	21,104	266,121
†CalAmp	1,620	32,935

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Calix	2,250	$15,413
†Ciena	7,923	198,233
Cisco Systems	91,527	2,864,795
†CommScope Holding	3,189	121,278
Comtech Telecommunications	715	13,564
†Digi International	1,498	15,205
†EchoStar Class A	3,105	188,473
†Extreme Networks	5,103	47,050
†F5 Networks	834	105,968
†Finisar	5,923	153,880
†Harmonic	3,856	20,244
Harris	4,850	529,038
†Infinera	7,948	84,805
InterDigital	2,678	207,009
Juniper Networks	8,881	247,602
†Lumentum Holdings	2,231	127,279
Motorola Solutions	1,654	143,468
†NETGEAR	1,744	75,166
†NetScout Systems	4,343	149,399
†Oclaro	7,443	69,518
†Palo Alto Networks	444	59,412
Plantronics	2,355	123,190
†ShoreTel	1,706	9,895
†Sonus Networks	3,105	23,101
†Ubiquiti Networks	2,329	121,038
†ViaSat	2,849	188,604
†Viavi Solutions	10,641	112,050

		6,870,912

Construction & Engineering–0.61%
†AECOM	9,254	299,182
†Aegion	1,719	37,612
Argan	1,180	70,800
Chicago Bridge & Iron	5,367	105,891
Comfort Systems USA	2,598	96,386
†Dycom Industries	2,195	196,496
EMCOR Group	3,811	249,163
Fluor	4,547	208,162
†Goldfield	1,529	8,409
Granite Construction	2,068	99,760
†Great Lakes Dredge & Dock	5,107	21,960
†IES Holdings	1,179	21,399
Jacobs Engineering Group	2,664	144,895
KBR	8,326	126,722
†MasTec	5,538	250,041
†MYR Group	1,177	36,511
†Northwest Pipe	539	8,764
†NV5 Global	440	18,700
Primoris Services	2,711	67,612
†Quanta Services	8,452	278,240
†Tutor Perini	2,795	80,356

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
Valmont Industries	1,274	$190,590

		2,617,651

Construction Materials–0.29%
Eagle Materials	2,584	238,813
Martin Marietta Materials	1,469	326,970
†Summit Materials Class A	6,417	185,259
†U.S. Concrete	1,122	88,133
United States Lime & Minerals	277	21,736
Vulcan Materials	2,925	370,539

		1,231,450

Consumer Finance–1.36%
Ally Financial	19,868	415,241
American Express	18,973	1,598,286
Capital One Financial	7,850	648,567
†Credit Acceptance	1,148	295,197
Discover Financial Services	9,833	611,514
†Encore Capital Group	1,119	44,928
†Enova International	2,659	39,486
†EZCORP Class A	2,772	21,344
FirstCash	2,903	169,245
†Green Dot Class A	2,915	112,315
†LendingClub	16,586	91,389
Navient	21,662	360,672
Nelnet Class A	1,923	90,400
†OneMain Holdings	6,278	154,376
†PRA Group	2,993	113,435
†Regional Management	129	3,048
†Santander Consumer USA Holdings	19,372	247,187
†SLM	27,460	315,790
Synchrony Financial	17,007	507,149
†World Acceptance	395	29,589

		5,869,158

Containers & Packaging–0.89%
AptarGroup	4,309	374,280
Avery Dennison	1,309	115,676
Ball	8,968	378,539
Bemis	6,504	300,810
†Berry Global Group	3,128	178,327
†Crown Holdings	2,329	138,948
Graphic Packaging Holding	23,782	327,716
Greif Class A	1,982	110,556
International Paper	4,000	226,440
Myers Industries	3,074	55,178
†Owens-Illinois	7,627	182,438
Packaging Corp. of America	2,985	332,499
Sealed Air	2,558	114,496
Silgan Holdings	6,778	215,405
Sonoco Products	6,911	355,364

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
WestRock	7,171	$406,309

		3,812,981

Distributors–0.24%
Core-Mark Holding	2,242	74,121
Genuine Parts	5,733	531,793
†LKQ	7,749	255,330
Pool	1,302	153,076
Weyco Group	507	14,135

		1,028,455

Diversified Consumer Services–0.46%
Adtalem Global Education	4,089	155,178
†American Public Education	1,300	30,745
†Ascent Capital Group Class A	345	5,299
†Bridgepoint Education	2,198	32,442
†Bright Horizons Family Solutions	2,131	164,534
Capella Education	988	84,573
†Career Education	6,090	58,464
Carriage Services	768	20,705
Graham Holdings	162	97,143
†Grand Canyon Education	3,284	257,498
H&R Block	5,890	182,060
†Houghton Mifflin Harcourt	5,951	73,197
†K12	2,788	49,961
†Regis	2,095	21,516
Service Corp. International	6,761	226,155
†ServiceMaster Global Holdings	5,284	207,080
†Sotheby’s	2,959	158,810
Strayer Education	800	74,576
†Weight Watchers International	1,972	65,904

		1,965,840

Diversified Financial Services–0.50%
†Berkshire Hathaway Class B	10,489	1,776,522
Leucadia National	7,755	202,871
Marlin Business Services	729	18,334
NewStar Financial	1,435	15,068
†On Deck Capital	2,037	9,492
Voya Financial	3,680	135,755

		2,158,042

Diversified Telecommunication Services–2.23%
AT&T	170,253	6,423,646
ATN International	873	59,748
CenturyLink	26,010	621,119
†Cincinnati Bell	1,239	24,222
Cogent Communications Holdings	2,252	90,305
Consolidated Communications Holdings	3,804	81,672
†FairPoint Communications	1,193	18,670
Frontier Communications	25,266	29,309
†General Communication Class A	2,677	98,085

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Hawaiian Telcom Holdco	500	$12,495
IDT Class B	1,774	25,492
†Iridium Communications	4,205	46,465
†Level 3 Communications	4,870	288,791
†Lumos Networks	1,037	18,531
†ORBCOMM	2,840	32,092
Verizon Communications	35,101	1,567,611
†Vonage Holdings	9,457	61,849
Windstream Holdings	2,822	10,949
†Zayo Group Holdings	2,542	78,548

		9,589,599

Electric Utilities–0.84%
ALLETE	1,303	93,399
Alliant Energy	2,790	112,074
American Electric Power	2,844	197,573
Avangrid	717	31,656
Duke Energy	3,872	323,660
Edison International	1,747	136,598
El Paso Electric	1,899	98,178
Entergy	2,019	154,999
Eversource Energy	3,381	205,260
Exelon	4,912	177,176
FirstEnergy	4,142	120,781
Great Plains Energy	2,778	81,340
Hawaiian Electric Industries	3,350	108,473
IDACORP	1,455	124,184
MGE Energy	1,434	92,278
NextEra Energy	2,606	365,179
OGE Energy	2,074	72,154
Otter Tail	1,714	67,874
PG&E	2,867	190,283
Pinnacle West Capital	1,088	92,654
PNM Resources	2,378	90,959
Portland General Electric	2,134	97,502
PPL	3,451	133,416
Southern	5,454	261,138
Westar Energy	1,044	55,353
Xcel Energy	2,482	113,874

		3,598,015

Electrical Equipment–0.75%
Acuity Brands	524	106,519
Allied Motion Technologies	758	20,633
AMETEK	7,327	443,796
AZZ	1,479	82,528
†Babcock & Wilcox Enterprises	2,436	28,647
Eaton	7,083	551,270
Emerson Electric	6,411	382,224
Encore Wire	1,573	67,167
EnerSys	2,490	180,401
†Generac Holdings	4,872	176,025

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
General Cable	3,093	$50,571
Hubbell	2,390	270,476
LSI Industries	457	4,136
Powell Industries	509	16,283
Regal Beloit	2,707	220,756
Rockwell Automation	1,662	269,178
†Sensata Technologies Holding	6,943	296,605
†Thermon Group Holdings	1,338	25,649
†Vicor	1,194	21,373

		3,214,237

Electronic Equipment, Instruments & Components–1.93%
Amphenol Class A	2,484	183,369
†Anixter International	2,020	157,964
†Arrow Electronics	3,850	301,917
Avnet	6,315	245,527
AVX	7,956	130,001
Badger Meter	1,828	72,846
Bel Fuse Class B	100	2,470
Belden	2,615	197,249
†Benchmark Electronics	3,326	107,430
CDW	2,461	153,886
Cognex	2,283	193,827
†Coherent	1,139	256,264
†Control4	614	12,041
Corning	15,126	454,536
CTS	2,254	48,686
Daktronics	2,615	25,182
Dolby Laboratories Class A	3,327	162,890
†Electro Scientific Industries	460	3,790
†ePlus	1,064	78,842
†Fabrinet	2,165	92,359
†FARO Technologies	954	36,061
†Fitbit Class A	1,208	6,414
†Flex	20,706	337,715
FLIR Systems	8,077	279,949
†II-VI	2,715	93,125
†Insight Enterprises	3,069	122,729
†IPG Photonics	2,284	331,408
†Itron	2,303	156,028
Jabil	13,360	389,978
†KEMET	3,824	48,947
†Keysight Technologies	6,402	249,230
†Kimball Electronics	1,253	22,617
†Knowles	4,393	74,330
Littelfuse	903	148,995
Mesa Laboratories	195	27,945
Methode Electronics	2,434	100,281
MTS Systems	843	43,667
National Instruments	5,162	207,616
†Novanta	1,849	66,564
†OSI Systems	916	68,837

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Park Electrochemical	1,422	$26,193
PC Connection	1,762	47,680
†PCM	468	8,775
†Plexus	2,055	108,031
†Rogers	1,055	114,594
†Sanmina	4,462	170,002
†ScanSource	1,186	47,796
SYNNEX	2,512	301,340
Systemax	1,538	28,914
TE Connectivity	7,604	598,283
†Tech Data	2,372	239,572
†Trimble	5,235	186,732
†TTM Technologies	7,111	123,447
Universal Display	968	105,754
†VeriFone Systems	5,436	98,392
Vishay Intertechnology	7,503	124,550
†Zebra Technologies	2,662	267,584

		8,291,151

Energy Equipment & Services–1.02%
Archrock	6,266	71,432
†Atwood Oceanics	5,615	45,762
Baker Hughes, a GE company	3,689	201,087
Bristow Group	2,547	19,485
†CARBO Ceramics	560	3,836
Core Laboratories	1,387	140,461
†Diamond Offshore Drilling	5,355	57,995
†Dril-Quip	2,531	123,513
Ensco Class A	16,853	86,961
†Era Group	1,340	12,676
†Exterran	3,133	83,651
†Forum Energy Technologies	6,039	94,208
Frank’s International	3,834	31,784
†Geospace Technologies	1,182	16,347
Halliburton	4,635	197,961
†Helix Energy Solutions Group	9,439	53,236
Helmerich & Payne	2,373	128,949
†Hornbeck Offshore Services	1,588	4,494
†ION Geophysical	332	1,444
†Matrix Service	1,451	13,567
†McDermott International	16,513	118,398
Nabors Industries	15,348	124,933
National Oilwell Varco	8,228	271,030
†Natural Gas Services Group	679	16,873
†Newpark Resources	6,448	47,393
Noble	14,315	51,820
Oceaneering International	5,893	134,596
†Oil States International	2,950	80,093
†Parker Drilling	2,258	3,048
Patterson-UTI Energy	8,986	181,427
†PHI	903	8,813
†Pioneer Energy Services	5,840	11,972

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Rowan	7,100	$72,704
RPC	3,412	68,957
Schlumberger	14,597	961,066
†SEACOR Holdings	1,038	35,603
†SEACOR Marine Holdings	1,043	21,235
†Superior Energy Services	6,675	69,620
†TechnipFMC	7,143	194,290
†Tesco	2,570	11,437
†TETRA Technologies	3,841	10,716
†Transocean	19,921	163,950
U.S. Silica Holdings	3,541	125,670
†Unit	3,218	60,273
†Weatherford International	46,413	179,618

		4,414,384

Food & Staples Retailing–2.07%
Andersons	1,719	58,704
Casey’s General Stores	2,657	284,591
†Chefs’ Warehouse	1,611	20,943
Costco Wholesale	3,709	593,180
CVS Health	20,877	1,679,763
Ingles Markets Class A	1,007	33,533
Kroger	12,343	287,839
†Natural Grocers by Vitamin Cottage	985	8,146
†Performance Food Group	3,962	108,559
PriceSmart	1,613	141,299
†Rite Aid	12,700	37,465
†Smart & Final Stores	2,200	20,020
SpartanNash	2,365	61,395
†Sprouts Farmers Market	7,238	164,085
†SUPERVALU	15,733	51,762
Sysco	3,283	165,233
†United Natural Foods	3,051	111,972
Village Super Market Class A	310	8,035
Walgreens Boots Alliance	18,510	1,449,518
Wal-Mart Stores	40,446	3,060,953
Weis Markets	1,415	68,939
Whole Foods Market	12,080	508,689

		8,924,623

Food Products–1.86%
Alico	310	9,703
Archer-Daniels-Midland	6,427	265,949
B&G Foods Class A	4,796	170,738
†Blue Buffalo Pet Products	6,135	139,939
Bunge	4,968	370,613
Calavo Growers	882	60,902
†Cal-Maine Foods	2,580	102,168
Campbell Soup	4,619	240,881
Conagra Brands	12,138	434,055
†Darling Ingredients	10,334	162,657
Dean Foods	6,682	113,594

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Farmer Brothers	1,079	$32,640
Flowers Foods	13,177	228,094
Fresh Del Monte Produce	3,101	157,872
General Mills	4,722	261,599
†Hain Celestial Group	4,249	164,946
Hershey	945	101,465
Hormel Foods	13,860	472,765
†Hostess Brands	2,178	35,066
Ingredion	2,517	300,052
J&J Snack Foods	1,165	153,862
JM Smucker	2,861	338,542
John B Sanfilippo & Son	672	42,410
Kellogg	1,742	120,999
Kraft Heinz	6,558	561,627
Lamb Weston Holdings	1,825	80,373
Lancaster Colony	1,006	123,356
†Landec	2,083	30,933
†Lifeway Foods	699	6,529
McCormick & Co.	1,484	144,705
Mondelez International	14,441	623,707
Omega Protein	1,390	24,881
†Pilgrim’s Pride	5,264	115,387
Pinnacle Foods	3,750	222,750
†Post Holdings	4,397	341,427
Sanderson Farms	1,422	164,454
Seaboard	59	235,705
†Seneca Foods Class A	364	11,302
Snyder’s-Lance	4,775	165,311
Tootsie Roll Industries	1,420	49,487
†TreeHouse Foods	2,845	232,408
Tyson Foods Class A	6,506	407,471

		8,023,324

Gas Utilities–0.24%
Atmos Energy	1,323	109,743
Chesapeake Utilities	620	46,469
National Fuel Gas	2,570	143,509
New Jersey Resources	2,264	89,881
Northwest Natural Gas	1,438	86,064
ONE Gas	1,574	109,881
South Jersey Industries	2,141	73,158
Southwest Gas Holdings	1,094	79,928
Spire	954	66,542
UGI	3,296	159,559
WGL Holdings	1,065	88,853

		1,053,587

Health Care Equipment & Supplies–2.50%
Abaxis	1,053	55,830
Abbott Laboratories	25,087	1,219,501
†ABIOMED	714	102,316
†Accuray	2,299	10,920

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Alere	3,613	$181,336
†Align Technology	787	118,144
Analogic	568	41,265
†AngioDynamics	2,264	36,699
†Anika Therapeutics	1,049	51,758
Atrion	84	54,037
Baxter International	7,371	446,240
Becton Dickinson & Co.	1,412	275,495
†Boston Scientific	6,822	189,106
Cantel Medical	1,223	95,284
CONMED	1,227	62,503
Cooper	1,149	275,094
CR Bard	1,065	336,657
†CryoLife	1,100	21,945
Danaher	9,745	822,381
DENTSPLY SIRONA	4,498	291,650
†DexCom	500	36,575
†Edwards Lifesciences	716	84,660
†Exactech	800	23,840
†Globus Medical	5,049	167,374
†Haemonetics	2,807	110,848
†Halyard Health	2,747	107,902
Hill-Rom Holdings	4,464	355,379
†Hologic	11,528	523,141
†ICU Medical	1,021	176,123
†IDEXX Laboratories	1,272	205,326
†Inogen	544	51,908
†Integer Holdings	2,485	107,476
†Integra LifeSciences Holdings	3,098	168,872
†Intuitive Surgical	124	115,986
Invacare	1,522	20,090
†Lantheus Holdings	1,324	23,369
LeMaitre Vascular	1,009	31,501
†LivaNova	605	37,032
†Masimo	1,668	152,088
Medtronic	14,615	1,297,081
Meridian Bioscience	2,980	46,935
†Merit Medical Systems	2,673	101,975
†Natus Medical	1,650	61,545
†Neogen	1,118	77,265
†NuVasive	2,105	161,917
†Nuvectra	338	4,489
†OraSure Technologies	3,072	53,023
†Orthofix International	627	29,143
†Quidel	1,563	42,420
ResMed	1,486	115,715
†RTI Surgical	2,100	12,285
†SeaSpine Holdings	660	7,603
STERIS	4,099	334,069
Stryker	1,836	254,800
†Surmodics	576	16,214
Teleflex	866	179,920

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Varex Imaging	2,170	$73,346
†Varian Medical Systems	2,072	213,810
West Pharmaceutical Services	873	82,516
†Wright Medical Group	442	12,151
Zimmer Biomet Holdings	3,063	393,289

		10,759,162

Health Care Providers & Services–3.63%
†Acadia Healthcare	5,585	275,787
Aceto	1,439	22,233
†Addus HomeCare	433	16,108
Aetna	7,561	1,147,987
†Almost Family	856	52,772
†Amedisys	1,799	112,995
AmerisourceBergen	3,169	299,566
†AMN Healthcare Services	3,740	146,047
Anthem	4,347	817,801
†BioScrip	3,413	9,266
†BioTelemetry	1,656	55,393
†Brookdale Senior Living	8,359	122,961
†Capital Senior Living	1,634	24,853
Cardinal Health	4,025	313,628
†Centene	4,553	363,694
Chemed	949	194,099
Cigna	4,709	788,240
†Civitas Solutions	2,257	39,497
†Community Health Systems	5,888	58,644
†CorVel	1,234	58,553
†Cross Country Healthcare	2,183	28,183
†DaVita	8,004	518,339
†Diplomat Pharmacy	2,267	33,552
Ensign Group	2,803	61,021
†Envision Healthcare	4,912	307,835
†Express Scripts Holding	15,729	1,004,139
†Five Star Senior Living	461	691
†Hanger	1,874	22,301
†HCA Healthcare	1,747	152,338
†HealthEquity	1,480	73,748
HealthSouth	4,250	205,700
†Henry Schein	1,975	361,465
Humana	3,299	793,805
Kindred Healthcare	6,921	80,630
†Laboratory Corp. of America Holdings	3,195	492,477
Landauer	434	22,698
†LHC Group	1,107	75,154
†LifePoint Health	2,947	197,891
†Magellan Health	1,562	113,870
McKesson	2,823	464,496
†MEDNAX	3,444	207,914
†Molina Healthcare	3,472	240,193
National HealthCare	926	64,950
National Research Class A	927	24,936

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Owens & Minor	4,089	$131,625
Patterson	6,302	295,879
†PharMerica	2,450	64,313
†Premier Class A	3,076	110,736
†Providence Service	766	38,767
Quest Diagnostics	4,224	469,540
†Quorum Health	1,472	6,109
†RadNet	3,391	26,280
†Select Medical Holdings	8,192	125,747
†Surgery Partners	1,621	36,878
†Tenet Healthcare	7,697	148,860
†Tivity Health	3,037	121,024
†Triple-S Management Class B	1,017	17,197
U.S. Physical Therapy	459	27,724
UnitedHealth Group	12,832	2,379,309
Universal Health Services Class B	3,346	408,480
†VCA	3,726	343,947
†WellCare Health Plans	2,253	404,549

		15,625,414

Health Care Technology–0.24%
†Allscripts Healthcare Solutions	12,779	163,060
†athenahealth	1,156	162,476
†Cerner	5,503	365,784
Computer Programs & Systems	313	10,266
†Evolent Health Class A	100	2,535
†HealthStream	1,113	29,294
†HMS Holdings	3,921	72,539
†Medidata Solutions	448	35,034
†Omnicell	2,195	94,605
†Quality Systems	2,697	46,415
†Veeva Systems Class A	886	54,321

		1,036,329

Hotels, Restaurants & Leisure–2.32%
Aramark	11,545	473,114
†Belmond Class A	6,085	80,931
†Biglari Holdings	51	20,387
†BJ’s Restaurants	1,462	54,459
Bloomin’ Brands	6,385	135,554
Bob Evans Farms	1,324	95,103
†Bojangles’	3,222	52,357
Boyd Gaming	3,072	76,216
†Bravo Brio Restaurant Group	1,400	6,440
Brinker International	2,294	87,401
†Buffalo Wild Wings	1,127	142,791
Carnival	5,447	357,160
†Carrols Restaurant Group	3,714	45,497
Cheesecake Factory	2,784	140,035
†Chipotle Mexican Grill	288	119,837
Choice Hotels International	1,757	112,887
Churchill Downs	487	89,267

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chuy’s Holdings	1,208	$28,267
ClubCorp Holdings	5,242	68,670
Cracker Barrel Old Country Store	1,206	201,703
Darden Restaurants	1,986	179,614
†Dave & Buster’s Entertainment	3,378	224,671
†Del Frisco’s Restaurant Group	884	14,232
†Del Taco Restaurants	1,259	17,311
†Denny’s	3,309	38,947
DineEquity	1,438	63,344
Domino’s Pizza	603	127,553
Dunkin’ Brands Group	2,451	135,099
†El Pollo Loco Holdings	2,025	28,046
†Eldorado Resorts	1,215	24,300
†Fiesta Restaurant Group	1,638	33,825
†Habit Restaurants Class A	628	9,922
†Hilton Grand Vacations	2,717	97,975
Hilton Worldwide Holdings	3,736	231,072
†Hyatt Hotels Class A	1,582	88,924
ILG	7,286	200,292
International Game Technology	8,417	154,031
†Intrawest Resorts Holdings	3,884	92,206
Jack in the Box	968	95,348
†La Quinta Holdings	6,452	95,296
Las Vegas Sands	3,696	236,137
Marcus	1,216	36,723
Marriott International Class A	2,572	257,997
Marriott Vacations Worldwide	1,828	215,247
McDonald’s	4,575	700,707
MGM Resorts International	17,547	549,046
†Norwegian Cruise Line Holdings	7,010	380,573
†Panera Bread Class A	664	208,921
Papa John’s International	1,135	81,448
†Papa Murphy’s Holdings	207	905
†Penn National Gaming	2,255	48,257
†Pinnacle Entertainment	1,797	35,509
Planet Fitness Class A	3,422	79,869
†Potbelly	1,460	16,790
†Red Robin Gourmet Burgers	617	40,259
Red Rock Resorts Class A	478	11,257
Royal Caribbean Cruises	5,753	628,400
†Ruby Tuesday	2,748	5,523
Ruth’s Hospitality Group	3,110	67,643
†Scientific Games Class A	3,331	86,939
SeaWorld Entertainment	6,946	113,011
†Shake Shack Class A	500	17,440
Six Flags Entertainment	2,634	157,013
Sonic	1,631	43,205
Speedway Motorsports	3,631	66,338
Starbucks	9,184	535,519
Texas Roadhouse	3,405	173,485
Vail Resorts	651	132,042
Wendy’s	13,624	211,308

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wingstop	900	$27,810
Wyndham Worldwide	2,178	218,693
Wynn Resorts	948	127,146
Yum Brands	2,149	158,510

		10,009,754

Household Durables–1.15%
†AV Homes	1,200	24,060
Bassett Furniture Industries	722	27,400
CalAtlantic Group	6,777	239,567
†Cavco Industries	502	65,084
†Century Communities	1,715	42,532
CSS Industries	543	14,205
DR Horton	9,540	329,798
Ethan Allen Interiors	1,870	60,401
Flexsteel Industries	419	22,672
Garmin	4,366	222,797
†GoPro	2,100	17,073
†Green Brick Partners	3,200	36,640
†Helen of Troy	1,362	128,164
Hooker Furniture	602	24,772
†Hovnanian Enterprises Class A	5,034	14,095
†Installed Building Products	1,531	81,066
†iRobot	1,320	111,065
KB Home	4,086	97,941
La-Z-Boy	3,341	108,583
Leggett & Platt	2,057	108,054
Lennar	6,297	335,756
Lennar Class B	300	13,491
Libbey	1,451	11,695
Lifetime Brands	785	14,248
†M/I Homes	1,091	31,148
MDC Holdings	3,075	108,640
†Meritage Homes	2,325	98,115
†Mohawk Industries	2,313	559,029
NACCO Industries Class A	326	23,097
Newell Brands	4,058	217,590
†NVR	36	86,782
†PICO Holdings	1,481	25,918
PulteGroup	10,201	250,231
†Taylor Morrison Home Class A	2,165	51,982
†Tempur Sealy International	2,133	113,881
Toll Brothers	7,489	295,890
†TopBuild	2,248	119,301
†TRI Pointe Group	8,843	116,639
Tupperware Brands	1,115	78,306
†Universal Electronics	767	51,274
Whirlpool	2,778	532,320
†William Lyon Homes Class A	1,617	39,034
†ZAGG	980	8,477

		4,958,813

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.91%
†Central Garden & Pet	894	$28,420
†Central Garden & Pet Class A	2,897	86,968
Church & Dwight	3,166	164,252
Clorox	1,891	251,957
Colgate-Palmolive	4,673	346,409
Energizer Holdings	1,824	87,588
†HRG Group	9,517	168,546
Kimberly-Clark	2,042	263,643
Oil-Dri Corp. of America	282	11,847
Orchids Paper Products	536	6,941
Procter & Gamble	26,064	2,271,478
Spectrum Brands Holdings	1,217	152,174
WD-40	641	70,734

		3,910,957

Independent Power & Renewable Electricity Producers–0.27%
AES	8,502	94,457
Atlantica Yield	3,409	72,816
†Calpine	22,028	298,039
†Dynegy	7,740	64,010
NRG Energy	22,037	379,477
NRG Yield Class A	911	15,542
NRG Yield Class C	1,315	23,144
Ormat Technologies	2,822	165,595
Pattern Energy Group	2,827	67,396

		1,180,476

Industrial Conglomerates–1.07%
3M	3,853	802,156
Carlisle	1,683	160,558
General Electric	89,717	2,423,256
Honeywell International	6,453	860,120
Raven Industries	1,213	40,393
Roper Technologies	1,343	310,945

		4,597,428

Insurance–4.08%
Aflac	6,300	489,384
†Alleghany	332	197,474
Allied World Assurance Holdings	3,620	191,498
Allstate	5,966	527,633
†Ambac Financial Group	2,234	38,760
American Equity Investment Life Holding	5,666	148,902
American Financial Group	2,684	266,709
American International Group	10,777	673,778
American National Insurance	950	110,665
AMERISAFE	1,181	67,258
AmTrust Financial Services	11,446	173,292
Aon	1,931	256,726
†Arch Capital Group	3,794	353,942
Argo Group International Holdings	1,633	98,960
Arthur J. Gallagher & Co.	4,018	230,031

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Aspen Insurance Holdings	3,477	$173,328
Assurant	3,432	355,864
Assured Guaranty	7,548	315,054
Axis Capital Holdings	4,046	261,614
Baldwin & Lyons Class B	771	18,889
Brown & Brown	6,313	271,901
Chubb	4,853	705,529
Cincinnati Financial	3,498	253,430
CNA Financial	800	39,000
CNO Financial Group	6,176	128,955
Donegal Group Class A	996	15,836
EMC Insurance Group	1,480	41,114
Employers Holdings	2,070	87,561
†Enstar Group	875	173,819
Erie Indemnity Class A	810	101,307
Everest Re Group	1,159	295,070
FBL Financial Group Class A	1,968	121,032
Federated National Holding	630	10,080
Fidelity & Guaranty Life	1,767	54,865
First American Financial	6,407	286,329
FNF Group	3,821	171,295
†Genworth Financial	22,919	86,405
†Global Indemnity	541	20,975
†Greenlight Capital Re Class A	1,907	39,856
†Hallmark Financial Services	1,100	12,397
Hanover Insurance Group	2,039	180,717
Hartford Financial Services Group	11,882	624,637
HCI Group	887	41,671
Heritage Insurance Holdings	1,522	19,816
Horace Mann Educators	2,504	94,651
Infinity Property & Casualty	768	72,192
James River Group Holdings	1,709	67,899
Kemper	3,094	119,428
Loews	7,240	338,904
Maiden Holdings	5,121	56,843
†Markel	259	252,748
Marsh & McLennan	4,021	313,477
†MBIA	8,307	78,335
Mercury General	2,761	149,094
MetLife	10,102	555,004
National General Holdings	6,472	136,559
National Western Life Group Class A	202	64,563
Navigators Group	2,245	123,251
Old Republic International	15,592	304,512
OneBeacon Insurance Group Class A	1,009	18,394
Primerica	3,375	255,656
Principal Financial Group	9,145	585,920
ProAssurance	2,516	152,973
Progressive	9,293	409,728
Prudential Financial	4,695	507,717
Reinsurance Group of America	1,996	256,266
RenaissanceRe Holdings	2,240	311,472

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
RLI	2,013	$109,950
Safety Insurance Group	893	60,992
Selective Insurance Group	3,458	173,073
State Auto Financial	2,262	58,201
State National	2,067	37,991
Stewart Information Services	1,222	55,454
†Third Point Reinsurance	4,097	56,948
Torchmark	3,599	275,324
Travelers	7,508	949,987
United Fire Group	1,596	70,320
United Insurance Holdings	739	11,624
Universal Insurance Holdings	1,971	49,669
Unum Group	7,016	327,156
Validus Holdings	4,136	214,948
White Mountains Insurance Group	255	221,501
Willis Towers Watson	2,952	429,398
†WMIH	7,240	9,050
WR Berkley	3,767	260,563
XL Group	5,561	243,572

		17,574,665

Internet & Direct Marketing Retail–1.14%
†1-800-Flowers.com Class A	2,100	20,475
†Amazon.com	2,827	2,736,536
†Duluth Holdings Class B	753	13,712
Expedia	2,455	365,672
†FTD	1,699	33,980
HSN	2,294	73,179
†Liberty Expedia Holdings Class A	200	10,826
†Liberty Interactive Corp. QVC Group Class A	16,175	396,935
†Liberty TripAdvisor Holdings Class A	3,875	44,950
†Liberty Ventures Class A	4,378	228,926
†Netflix	1,027	153,444
Nutrisystem	1,262	65,687
†Overstock.com	1,526	24,874
PetMed Express	1,442	58,545
†Priceline Group	276	516,264
†Shutterfly	1,832	87,020
†TripAdvisor	970	37,054
†Wayfair Class A	460	35,365

		4,903,444

Internet Software & Services–2.34%
†Actua	2,754	38,694
†Akamai Technologies	5,089	253,483
†Alphabet Class A	2,455	2,230,932
†Alphabet Class C	2,304	2,141,983
†Angie’s List	1,639	20,963
†Bankrate	2,961	38,049
†Bazaarvoice	2,600	12,870
†Blucora	3,219	68,243

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Carbonite	1,257	$27,403
†Cars.com	5,057	134,668
†Cimpress	694	65,604
†CommerceHub Class A	50	871
†CommerceHub Class C	100	1,744
†comScore	172	4,515
†CoStar Group	508	133,909
†DHI Group	3,155	8,992
†eBay	14,091	492,058
†Endurance International Group Holdings	1,400	11,690
†Envestnet	932	36,907
†Facebook Class A	14,097	2,128,365
†GoDaddy Class A	1,139	48,316
†GrubHub	3,321	144,796
†GTT Communications	2,765	87,512
†InterActiveCorp	3,707	382,711
†Internap	5,106	18,739
j2 Global	3,193	271,692
†Limelight Networks	3,333	9,632
†Liquidity Services	1,758	11,163
LogMeIn	2,666	278,597
†Match Group	1,211	21,047
†Meet Group	1,889	9,539
NIC	3,826	72,503
†QuinStreet	4,100	17,097
Reis	689	14,641
†Shutterstock	791	34,867
†Stamps.com	437	67,680
†TechTarget	112	1,161
†Twitter	10,043	179,468
†VeriSign	951	88,405
†Web.com Group	4,370	110,561
†WebMD Health	2,389	140,115
†XO Group	950	16,739
†Yelp	1,016	30,500
†Zillow Group	1,031	50,354
†Zillow Group Class C	2,736	134,091

		10,093,869

IT Services–3.14%
Accenture Class A	4,051	501,028
†Acxiom	3,387	87,994
Alliance Data Systems	877	225,117
Amdocs	3,215	207,239
Automatic Data Processing	2,954	302,667
†Black Knight Financial Services Class A	843	34,521
†Blackhawk Network Holdings Class A	2,741	119,508
Booz Allen Hamilton Holding	4,772	155,281
Broadridge Financial Solutions	1,674	126,487
†CACI International Class A	1,559	194,953

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Cardtronics Class A	4,145	$136,205
Cass Information Systems	511	33,542
Cognizant Technology Solutions Class A	11,277	748,793
†Conduent	8,881	141,563
Convergys	5,654	134,452
†CoreLogic	5,633	244,360
CSG Systems International	2,367	96,053
CSRA	5,233	166,148
DST Systems	3,752	231,498
DXC Technology	8,109	622,122
†EPAM Systems	1,438	120,921
†Euronet Worldwide	2,534	221,396
†Everi Holdings	5,686	41,394
†ExlService Holdings	1,522	84,593
Fidelity National Information Services	6,324	540,070
†First Data	5,778	105,160
†Fiserv	1,384	169,319
†FleetCor Technologies	2,663	384,031
Forrester Research	1,302	50,973
†Gartner	1,093	134,996
Genpact	11,702	325,667
Global Payments	3,687	333,010
Hackett Group	2,748	42,594
International Business Machines	7,809	1,201,258
Jack Henry & Associates	1,095	113,738
Leidos Holdings	4,371	225,937
†Luxoft Holding	954	58,051
ManTech International Class A	2,055	85,036
Mastercard Class A	6,121	743,395
MAXIMUS	2,553	159,894
†MoneyGram International	2,316	39,951
Paychex	1,970	112,172
†PayPal Holdings	12,967	695,939
†Perficient	2,585	48,184
†PFSweb	867	7,161
†Planet Payment	2,351	7,758
Sabre	2,707	58,931
Science Applications International	2,057	142,797
†Sykes Enterprises	2,744	92,006
Syntel	2,786	47,251
TeleTech Holdings	3,257	132,886
†Teradata	8,098	238,810
Total System Services	6,864	399,828
Travelport Worldwide	4,753	65,401
†Unisys	1,659	21,235
†Vantiv Class A	2,171	137,511
†Virtusa	1,810	53,214
Visa Class A	12,957	1,215,107
Western Union	6,598	125,692

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†WEX	2,248	$234,399

		13,527,197

Leisure Products–0.28%
†American Outdoor Brands	3,929	87,067
Brunswick	4,960	311,141
Callaway Golf	5,764	73,664
Hasbro	1,500	167,265
Johnson Outdoors Class A	435	20,971
†Malibu Boats Class A	533	13,789
Mattel	4,612	99,296
†Nautilus	3,253	62,295
Polaris Industries	2,948	271,894
Sturm Ruger & Co.	863	53,635
†Vista Outdoor	2,470	55,600

		1,216,617

Life Sciences Tools & Services–1.01%
Agilent Technologies	7,384	437,945
†Albany Molecular Research	1,179	25,584
†Bio-Rad Laboratories Class A	638	144,386
Bio-Techne	1,431	168,143
Bruker	5,417	156,226
†Cambrex	2,850	170,287
†Charles River Laboratories
International	1,968	199,063
†Enzo Biochem	4,048	44,690
†Illumina	736	127,711
†INC Research Holdings Class A	3,875	226,687
Luminex	1,878	39,663
†Mettler-Toledo International	504	296,624
†NeoGenomics	2,833	25,384
†PAREXEL International	2,122	184,423
PerkinElmer	2,771	188,816
†PRA Health Sciences	2,024	151,820
†Quintiles IMS Holdings	2,911	260,535
Thermo Fisher Scientific	6,135	1,070,373
†VWR	8,350	275,634
†Waters	738	135,674

		4,329,668

Machinery–3.08%
Actuant Class A	2,361	58,081
AGCO	4,610	310,668
Alamo Group	601	54,577
Albany International	1,561	83,357
Allison Transmission Holdings	6,946	260,544
Altra Industrial Motion	1,931	76,854
American Railcar Industries	879	33,666
Astec Industries	1,382	76,715
Barnes Group	3,140	183,784
Briggs & Stratton	1,714	41,307
Caterpillar	7,041	756,626

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Chart Industries	1,938	$67,307
CIRCOR International	730	43,347
†Colfax	6,044	237,952
Columbus McKinnon	1,631	41,460
†Commercial Vehicle Group	2,148	18,151
Crane	3,007	238,696
Cummins	2,644	428,910
Deere & Co.	2,726	336,906
Donaldson	3,672	167,223
Douglas Dynamics	2,086	68,629
Dover	4,722	378,799
EnPro Industries	1,230	87,785
ESCO Technologies	1,266	75,517
Federal Signal	3,041	52,792
Flowserve	3,617	167,937
Fortive	1,508	95,532
Franklin Electric	2,303	95,344
Global Brass & Copper Holdings	1,960	59,878
Gorman-Rupp	1,446	36,830
Graco	2,000	218,560
Greenbrier	1,266	58,553
†Harsco	8,374	134,821
Hillenbrand	4,858	175,374
Hurco	300	10,425
Hyster-Yale Materials Handling	834	58,589
IDEX	2,318	261,957
Illinois Tool Works	2,173	311,282
Ingersoll-Rand	6,040	551,996
ITT	5,656	227,258
John Bean Technologies	1,239	121,422
Kadant	799	60,085
Kennametal	4,558	170,560
LB Foster Class A	762	16,345
Lincoln Electric Holdings	2,702	248,827
Lindsay	431	38,467
†Lydall	1,558	80,549
†Manitowoc	9,983	59,998
†Meritor	4,351	72,270
†Middleby	712	86,515
†Milacron Holdings	4,151	73,016
Miller Industries	637	15,829
Mueller Industries	4,023	122,500
Mueller Water Products Class A	10,139	118,424
†Navistar International	3,715	97,444
NN	1,515	41,587
Nordson	977	118,530
Omega Flex	460	29,624
Oshkosh	4,312	297,011
PACCAR	8,001	528,386
Parker-Hannifin	2,142	342,334
Park-Ohio Holdings	841	32,042
Pentair.	3,906	259,905

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Proto Labs	1,289	$86,685
†RBC Bearings	1,262	128,421
†Rexnord	6,889	160,169
Snap-on	1,689	266,862
†SPX	2,348	59,076
†SPX FLOW	2,588	95,445
Standex International	693	62,855
Stanley Black & Decker	4,222	594,162
Sun Hydraulics	1,373	58,586
Supreme Industries Class A	541	8,899
Tennant	1,073	79,187
Terex	4,799	179,963
Timken	4,140	191,475
Titan International	2,511	30,157
Toro	2,244	155,487
†TriMas	2,338	48,747
Trinity Industries	9,556	267,855
Wabash National	3,313	72,820
†WABCO Holdings	640	81,606
Wabtec	3,262	298,473
Watts Water Technologies Class A	1,597	100,930
†Welbilt	5,383	101,470
Woodward	3,381	228,488
Xylem	4,173	231,309

		13,264,786

Marine–0.07%
†Kirby	2,999	200,483
Matson	3,187	95,737

		296,220

Media–3.54%
AMC Entertainment Holdings	3,569	81,195
†AMC Networks Class A	1,731	92,453
Cable One	299	212,559
CBS Class B	3,643	232,351
†Charter Communications Class A	4,462	1,503,025
Cinemark Holdings	8,197	318,453
Comcast Class A	89,302	3,475,634
†Discovery Communications Class A	5,913	152,733
†Discovery Communications Class C	8,901	224,394
†DISH Network Class A	2,000	125,520
Entercom Communications Class A	1,617	16,736
Entravision Communications Class A	4,034	26,624
Gannett	4,323	37,697
†Global Eagle Entertainment	248	883
†Gray Television	4,357	59,691
†IMAX	3,030	66,660
Interpublic Group	15,055	370,353
John Wiley & Sons Class A	2,920	154,030
†Liberty Broadband Class A	589	50,530
†Liberty Broadband Class C	3,273	283,933

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty Braves Class A	161	$3,846
†Liberty Media-Liberty Braves Class C	328	7,862
†Liberty Media-Liberty Formula One Class A	404	14,152
†Liberty Media-Liberty Formula One Class C	820	30,028
†Liberty Media-Liberty SiriusXM	1,616	67,840
†Liberty Media-Liberty SiriusXM Class C	3,281	136,818
Lions Gate Entertainment Class A	4,584	129,360
†Lions Gate Entertainment Class B	5,657	148,666
†Live Nation Entertainment	4,799	167,245
†Madison Square Garden Class A	1,022	201,232
Meredith	2,605	154,867
†MSG Networks	2,905	65,217
National CineMedia	3,142	23,314
New Media Investment Group	3,310	44,619
New York Times Class A	8,928	158,026
News Class A	8,728	119,574
News Class B	4,704	66,562
Nexstar Media Group Class A	3,381	202,184
Omnicom Group	2,463	204,183
†Reading International Class A	1,404	22,647
Regal Entertainment Group Class A	3,876	79,303
Saga Communications Class A	635	29,051
Scholastic	2,212	96,421
†Scripps (E.W.) Class A	3,871	68,943
Scripps Networks Interactive Class A	3,030	206,979
Sinclair Broadcast Group Class A	6,006	197,597
Sirius XM Holdings	11,685	63,917
TEGNA	15,172	218,629
Time	5,270	75,625
Time Warner	13,201	1,325,512
Tribune Media Class A	2,049	83,538
†tronc	3,161	40,745
Twenty-First Century Fox Class A	13,507	382,788
Twenty-First Century Fox Class B	9,172	255,624
†Urban One	4,509	10,145
Viacom Class A	672	25,570
Viacom Class B	15,924	534,569
Walt Disney	19,331	2,053,919
World Wrestling Entertainment Class A	1,212	24,688

		15,227,259

Metals & Mining–0.91%
†AK Steel Holding	14,640	96,185
Alcoa	2,466	80,515
Allegheny Technologies	5,267	89,592
Carpenter Technology	3,350	125,391
†Century Aluminum	5,866	91,392
†Cliffs Natural Resources	13,819	95,627
†Coeur Mining	4,866	41,750

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Commercial Metals	7,019	$136,379
Compass Minerals International	2,097	136,934
Ferroglobe	7,907	94,489
†Freeport-McMoRan	45,044	540,978
Gold Resource	2,205	8,996
Haynes International	793	28,794
Hecla Mining	21,793	111,144
Kaiser Aluminum	589	52,138
Materion	1,779	66,535
Newmont Mining	9,572	310,037
Nucor	8,625	499,129
†Real Industry	1,000	2,900
Reliance Steel & Aluminum	3,940	286,871
Royal Gold	2,859	223,488
†Ryerson Holding	977	9,672
Schnitzer Steel Industries Class A	1,849	46,595
Southern Copper	1,057	36,604
Steel Dynamics	8,761	313,731
†SunCoke Energy	2,834	30,891
†TimkenSteel	2,590	39,808
United States Steel	7,509	166,249
Worthington Industries	3,081	154,728

		3,917,542

Multiline Retail–0.70%
Big Lots	4,298	207,593
Dillard’s Class A	1,631	94,092
Dollar General	9,917	714,917
†Dollar Tree	8,478	592,782
Fred’s Class A	1,654	15,266
†JC Penney	20,415	94,930
Kohl’s	9,455	365,625
Macy’s	12,404	288,269
Nordstrom	2,520	120,532
†Ollie’s Bargain Outlet Holdings	3,343	142,412
Target	7,036	367,912
†Tuesday Morning	170	323

		3,004,653

Multi-Utilities–0.52%
Ameren	2,381	130,169
Avista	2,686	114,048
Black Hills	1,611	108,694
CenterPoint Energy	4,094	112,094
CMS Energy	3,042	140,693
Consolidated Edison	1,868	150,972
Dominion Energy	3,561	272,879
DTE Energy	1,911	202,165
MDU Resources Group	5,199	136,214
NiSource	4,110	104,230
NorthWestern	1,427	87,076
Public Service Enterprise Group	2,496	107,353

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
SCANA	1,325	$88,788
Sempra Energy	1,205	135,864
Unitil	413	19,952
Vectren	2,100	122,724
WEC Energy Group	3,050	187,209

		2,221,124

Oil, Gas & Consumable Fuels–4.10%
Alon USA Energy	5,367	71,488
Anadarko Petroleum	6,053	274,443
†Antero Resources	4,574	98,844
Apache	3,694	177,053
†Bill Barrett	2,976	9,136
Cabot Oil & Gas	6,886	172,701
†Callon Petroleum	3,597	38,164
†Cheniere Energy	2,688	130,932
Cheniere Energy Partners Holdings	1,154	31,020
†Chesapeake Energy	25,824	128,345
Chevron	21,458	2,238,713
Cimarex Energy	847	79,626
†Clean Energy Fuels	6,062	15,397
†Cloud Peak Energy	4,877	17,216
†Cobalt International Energy	1,365	3,372
†Concho Resources	2,246	272,956
ConocoPhillips	13,425	590,163
†CONSOL Energy	12,588	188,065
†Contango Oil & Gas	934	6,202
†Continental Resources	4,192	135,527
CVR Energy	1,979	43,063
Delek U.S. Holdings	4,114	108,774
†Denbury Resources	22,775	34,846
Devon Energy	2,300	73,531
DHT Holdings	4,056	16,832
†Diamondback Energy	1,537	136,501
†Dorian LPG	2,800	22,904
†Eclipse Resources	12,076	34,537
†Energen	2,683	132,460
EnLink Midstream	6,510	114,576
EOG Resources	4,584	414,944
†EP Energy Class A	5,898	21,587
EQT	1,600	93,744
Exxon Mobil	45,215	3,650,207
GasLog	4,669	71,202
Green Plains	2,499	51,354
†Gulfport Energy	4,653	68,632
Hallador Energy	143	1,111
Hess	6,711	294,412
HollyFrontier	9,133	250,884
Kinder Morgan	25,523	489,021
†Kosmos Energy	17,649	113,130
†Laredo Petroleum	8,666	91,166
Marathon Oil	17,781	210,705

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum	11,253	$588,869
Murphy Oil	9,158	234,720
†Newfield Exploration	899	25,586
Noble Energy	11,784	333,487
†Northern Oil and Gas	4,490	6,286
†Oasis Petroleum	13,316	107,194
Occidental Petroleum	6,777	405,739
ONEOK	3,218	167,851
†Overseas Shipholding Group Class A	5,002	13,305
†Pacific Ethanol	1,059	6,619
Panhandle Oil & Gas Class A	655	15,131
†Par Pacific Holdings	2,297	41,438
†Parsley Energy Class A	4,190	116,273
PBF Energy Class A	6,711	149,387
†PDC Energy	3,200	137,952
Phillips 66	5,073	419,486
Pioneer Natural Resources	1,757	280,382
†QEP Resources	10,395	104,990
Range Resources	4,892	113,348
†Renewable Energy Group	2,053	26,586
†REX American Resources	304	29,354
†Rice Energy	9,255	246,461
†Ring Energy	1,091	14,183
†RSP Permian	4,523	145,957
Scorpio Tankers	10,278	40,804
SemGroup Class A	4,194	113,238
Ship Finance International	3,968	53,965
SM Energy	4,130	68,269
†SRC Energy	12,672	85,283
Targa Resources	4,366	197,343
Teekay	3,211	21,417
Teekay Tankers Class A	3,937	7,402
Tesoro	8,115	759,564
Valero Energy	9,585	646,604
†Whiting Petroleum	16,040	88,380
Williams	9,701	293,746
World Fuel Services	3,337	128,308
†WPX Energy	19,382	187,230

		17,641,623

Paper & Forest Products–0.22%
†Boise Cascade	2,520	76,608
†Clearwater Paper	1,000	46,750
Deltic Timber	400	29,864
Domtar	4,124	158,444
KapStone Paper and Packaging	6,227	128,463
†Louisiana-Pacific	9,795	236,157
Mercer International	3,828	44,022
Neenah Paper	1,233	98,948
PH Glatfelter	2,899	56,646
†Resolute Forest Products	4,585	20,174

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International	1,582	$58,898

		954,974

Personal Products–0.30%
†Avon Products	19,264	73,203
Coty Class A	11,827	221,875
†Edgewell Personal Care	3,412	259,380
Estee Lauder Class A	1,109	106,442
†Herbalife	1,198	85,453
Inter Parfums	2,061	75,536
Medifast	651	26,997
Natural Health Trends	462	12,867
Nu Skin Enterprises Class A	3,728	234,268
Nutraceutical International	800	33,320
†Revlon Class A	2,272	53,846
†USANA Health Sciences	1,676	107,432

		1,290,619

Pharmaceuticals–3.31%
†Akorn	6,787	227,636
Allergan	3,741	909,400
†Amphastar Pharmaceuticals	2,961	52,883
†ANI Pharmaceuticals	691	32,339
†Assembly Biosciences	746	15,405
Bristol-Myers Squibb	11,707	652,314
†Catalent	6,034	211,793
†Corcept Therapeutics	2,795	32,981
†Depomed	2,277	24,455
Eli Lilly & Co.	5,872	483,266
†Endo International	9,138	102,071
†Heska	416	42,461
†Horizon Pharma	7,374	87,529
†Impax Laboratories	2,344	37,738
†Innoviva	2,545	32,576
†Jazz Pharmaceuticals	1,742	270,881
Johnson & Johnson	27,896	3,690,362
†Lannett	1,820	37,128
†Lipocine	800	3,216
†Mallinckrodt	2,737	122,645
†Medicines	1,266	48,121
Merck & Co.	28,005	1,794,840
†Mylan	7,414	287,811
Perrigo	1,373	103,689
Pfizer	126,745	4,257,365
Phibro Animal Health Class A	888	32,900
†Prestige Brands Holdings	2,829	149,399
†SciClone Pharmaceuticals	2,470	27,170
†Sucampo Pharmaceuticals Class A	2,493	26,177
†Supernus Pharmaceuticals	1,662	71,632
†Taro Pharmaceutical Industries	1,701	190,614
†Tetraphase Pharmaceuticals	1,930	13,761

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Zoetis	2,916	$181,900

		14,254,458

Professional Services–0.67%
†Advisory Board	2,208	113,712
Barrett Business Services	764	43,770
†CBIZ	3,969	59,535
†CDI	963	5,634
CRA International	465	16,889
Dun & Bradstreet	1,190	128,699
Equifax	1,374	188,815
Exponent	1,516	88,383
†Franklin Covey	769	14,842
†FTI Consulting	2,547	89,043
†GP Strategies	1,061	28,010
Heidrick & Struggles International	849	18,466
†Huron Consulting Group	1,078	46,570
†ICF International	1,623	76,443
Insperity	1,129	80,159
Kelly Services Class A	2,630	59,043
Kforce	2,861	56,076
Korn/Ferry International	3,509	121,166
ManpowerGroup	2,283	254,897
†Mistras Group	1,671	36,712
†Navigant Consulting	2,640	52,166
Nielsen Holdings	8,900	344,074
†On Assignment	3,282	177,720
Resources Connection	1,629	22,317
Robert Half International	5,591	267,977
†RPX	2,409	33,606
†TransUnion	2,826	122,394
†TriNet Group	3,099	101,461
†TrueBlue	2,288	60,632
†Verisk Analytics Class A	2,206	186,120
†Volt Information Sciences	1,104	4,361

		2,899,692

Real Estate Management & Development–0.45%
Alexander & Baldwin	3,201	132,457
†Altisource Portfolio Solutions	1,304	28,453
†CBRE Group Class A	10,533	383,401
Consolidated-Tomoka Land	242	13,782
†Forestar Group	2,419	41,486
†FRP Holdings	425	19,614
HFF Class A	3,142	109,247
†Howard Hughes	1,966	241,503
Jones Lang LaSalle	2,550	318,750
Kennedy-Wilson Holdings	5,467	104,146
†Marcus & Millichap	3,035	80,003
RE/MAX Holdings	783	43,887
Realogy Holdings	9,116	295,814
RMR Group Class A	1,199	58,331

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†St. Joe	3,458	$64,838
†Tejon Ranch	1,057	21,816

		1,957,528

Road & Rail–1.29%
AMERCO	572	209,386
ArcBest	1,859	38,295
†Avis Budget Group	5,061	138,013
Celadon Group	1,233	3,884
†Covenant Transportation Group Class A	696	12,201
CSX	15,537	847,699
†Genesee & Wyoming	3,508	239,912
Heartland Express	6,842	142,450
†Hertz Global Holdings	4,919	56,569
JB Hunt Transport Services	1,708	156,077
Kansas City Southern	2,675	279,939
Knight Transportation	5,155	190,993
Landstar System	1,631	139,614
Marten Transport	1,652	45,265
Norfolk Southern	6,331	770,483
Old Dominion Freight Line	3,641	346,769
†PAM Transportation Services	682	12,924
†Roadrunner Transportation Systems	1,695	12,323
Ryder System	4,401	316,784
†Saia	1,797	92,186
†Swift Transportation	6,007	159,186
Union Pacific	10,656	1,160,545
Universal Logistics Holdings	1,605	24,075
†USA Truck	643	5,568
Werner Enterprises	4,299	126,176
†YRC Worldwide	1,800	20,016

		5,547,332

Semiconductors & Semiconductor Equipment–3.85%
†Advanced Energy Industries	2,277	147,299
†Advanced Micro Devices	19,495	243,298
†Alpha & Omega Semiconductor	978	16,303
†Amkor Technology	18,058	176,427
Analog Devices	3,923	305,209
Applied Materials	13,871	573,011
†Axcelis Technologies	1,771	37,102
Broadcom	3,229	752,518
Brooks Automation	3,851	83,528
Cabot Microelectronics	1,233	91,032
†Cavium	1,040	64,615
†CEVA	1,455	66,130
†Cirrus Logic	4,130	259,034
Cohu	1,543	24,287
†Cree	6,029	148,615
Cypress Semiconductor	16,813	229,497
†Diodes	3,180	76,415

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†DSP Group	1,135	$13,166
†Entegris	8,055	176,807
†First Solar	5,492	219,021
†FormFactor	5,162	64,009
†Inphi	1,028	35,260
†Integrated Device Technology	5,470	141,071
Intel	100,782	3,400,385
IXYS	2,247	36,963
KLA-Tencor	2,498	228,592
†Kulicke & Soffa Industries	4,748	90,307
Lam Research	3,645	515,512
†Lattice Semiconductor	3,916	26,081
†MACOM Technology Solutions Holdings	1,455	81,145
Marvell Technology Group	11,419	188,642
Maxim Integrated Products	6,113	274,474
†MaxLinear Class A	3,252	90,698
Microchip Technology	1,920	148,186
†Micron Technology	33,849	1,010,731
†Microsemi	6,205	290,394
MKS Instruments	2,984	200,823
Monolithic Power Systems	626	60,346
†Nanometrics	1,404	35,507
†NeoPhotonics	1,612	12,445
NVE	106	8,162
NVIDIA	8,978	1,297,860
†ON Semiconductor	22,039	309,428
†PDF Solutions	980	16,121
†Photronics	4,937	46,408
Power Integrations	1,502	109,496
†Qorvo	2,418	153,108
QUALCOMM	27,793	1,534,729
†Rambus	5,518	63,071
†Rudolph Technologies	2,362	53,972
†Semtech	2,818	100,744
†Sigma Designs	1,840	10,764
†Silicon Laboratories	1,141	77,987
Skyworks Solutions	6,234	598,152
†SunPower	4,083	38,135
†Synaptics	1,672	86,459
Teradyne	7,963	239,129
Texas Instruments	8,826	678,984
†Ultra Clean Holdings	1,666	31,238
†Veeco Instruments	2,504	69,736
Versum Materials	2,470	80,275
†Xcerra	3,827	37,390
Xilinx	3,359	216,051
Xperi	2,825	84,185

		16,576,469

Software–2.93%
†ACI Worldwide	7,858	175,783

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Activision Blizzard	6,308	$363,152
†Adobe Systems	2,544	359,823
American Software Class A	1,038	10,681
†ANSYS	1,920	233,626
†Aspen Technology	2,177	120,301
†Autodesk	1,227	123,706
†Barracuda Networks	3,077	70,956
Blackbaud	1,140	97,755
CA	13,300	458,451
†Cadence Design Systems	3,771	126,291
CDK Global	2,286	141,869
†Citrix Systems	4,174	332,167
†Dell Technologies Class V	4,518	276,095
Ebix	1,122	60,476
†Electronic Arts	1,842	194,736
†Ellie Mae	441	48,470
†EnerNOC	2,209	17,120
Fair Isaac	869	121,147
†FireEye	1,388	21,111
†Fortinet	636	23,812
†Globant	900	39,096
†Glu Mobile	4,125	10,313
†Guidewire Software	1,320	90,697
Intuit	1,582	210,105
†Manhattan Associates	1,618	77,761
Microsoft	58,108	4,005,384
†MicroStrategy	568	108,869
Monotype Imaging Holdings	2,693	49,282
†Nuance Communications	14,994	261,046
Oracle	31,480	1,578,407
†Paycom Software	2,017	137,983
Pegasystems	2,820	164,547
Progress Software	3,296	101,813
†PTC	1,498	82,570
QAD Class A	624	19,999
†Qualys	1,772	72,298
†RealPage	1,817	65,321
†Red Hat	1,608	153,966
†Rubicon Project	543	2,791
†salesforce.com	1,838	159,171
†ServiceNow	808	85,648
†Silver Spring Networks	2,022	22,808
†Splunk	369	20,992
SS&C Technologies Holdings	4,747	182,332
Symantec	12,357	349,085
†Synchronoss Technologies	2,306	37,934
†Synopsys	3,432	250,296
†Tableau Software Class A	608	37,252
†Take-Two Interactive Software	2,433	178,534
†Telenav	2,040	16,524
TiVo	6,495	121,132
†Tyler Technologies	532	93,456

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Ultimate Software Group	367	$77,092
†VASCO Data Security International	611	8,768
†Verint Systems	2,558	104,111
†VMware Class A	307	26,841
†Workday Class A	554	53,738
†Zedge Class B	591	1,306
†Zynga Class A	44,336	161,383

		12,598,179

Specialty Retail–2.45%
Aaron’s	3,699	143,891
Abercrombie & Fitch	2,976	37,021
Advance Auto Parts	2,658	309,896
American Eagle Outfitters	11,096	133,707
†America’s Car-Mart	623	24,235
†Asbury Automotive Group	1,930	109,141
†Ascena Retail Group	6,778	14,573
†AutoNation	7,273	306,630
†AutoZone	117	66,744
Barnes & Noble	3,386	25,734
†Barnes & Noble Education	2,352	25,002
Bed Bath & Beyond	11,792	358,477
Best Buy	14,267	817,927
Big 5 Sporting Goods	952	12,424
Buckle	1,237	22,019
†Build-A-Bear Workshop	1,134	11,850
†Burlington Stores	1,087	99,993
†Cabela’s	3,742	222,350
Caleres	2,926	81,284
†CarMax	7,318	461,473
Cato Class A	1,385	24,362
Chico’s FAS	9,593	90,366
Children’s Place	1,567	159,991
Citi Trends	672	14,260
†Conn’s	1,428	27,275
†Destination XL Group	2,180	5,123
Dick’s Sporting Goods	4,988	198,672
DSW Class A	4,665	82,571
†Express	5,117	34,540
Finish Line Class A	1,965	27,844
†Five Below	2,010	99,234
Foot Locker	5,190	255,763
†Francesca’s Holdings	3,674	40,194
GameStop Class A	5,865	126,743
Gap	17,010	374,050
†Genesco	1,278	43,324
Group 1 Automotive	1,049	66,423
Guess	4,809	61,459
Haverty Furniture	1,170	29,367
†Hibbett Sports	1,445	29,984
Home Depot	7,738	1,187,009
†Kirkland’s	1,522	15,646

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
L Brands	954	$51,411
Lithia Motors Class A	1,598	150,580
Lowe’s	4,559	353,459
†MarineMax	1,717	33,567
†Michaels	3,812	70,598
Monro Muffler Brake	2,026	84,586
†Murphy USA	3,221	238,708
Office Depot	30,011	169,262
†O’Reilly Automotive	662	144,806
†Party City Holdco	3,179	49,751
Penske Automotive Group	5,799	254,634
Pier 1 Imports	5,916	30,704
Rent-A-Center	3,348	39,239
†RH	1,494	96,393
Ross Stores	2,793	161,240
†Sally Beauty Holdings	2,786	56,417
†Select Comfort	2,804	99,514
Shoe Carnival	1,009	21,068
Signet Jewelers	2,462	155,697
Sonic Automotive Class A	1,673	32,540
†Sportsman’s Warehouse Holdings	1,747	9,434
Stage Stores	1,354	2,816
Staples	30,924	311,405
Stein Mart	2,840	4,800
Tailored Brands	801	8,939
Tiffany & Co.	3,739	350,980
Tile Shop Holdings	2,800	57,820
TJX	4,109	296,547
Tractor Supply	1,796	97,361
†Ulta Beauty	944	271,249
†Urban Outfitters	7,015	130,058
†Vitamin Shoppe	1,290	15,029
West Marine	1,342	17,245
Williams-Sonoma	7,058	342,313
Winmark	403	51,967
†Zumiez	2,034	25,120

		10,565,828

Technology Hardware, Storage & Peripherals–2.52%
Apple	55,416	7,981,012
†Avid Technology	1,312	6,901
†Cray	1,700	31,280
Diebold Nixdorf	3,240	90,720
†Eastman Kodak	1,542	14,032
†Electronics For Imaging	2,085	98,787
Hewlett Packard Enterprise	39,407	653,762
HP	8,950	156,446
†NCR	5,626	229,766
NetApp	8,593	344,150
Seagate Technology	4,182	162,053
†Stratasys	3,145	73,310
†Super Micro Computer	2,271	55,980

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital	7,354	$651,564
Xerox	10,184	292,586

		10,842,349

Textiles, Apparel & Luxury Goods–0.78%
Carter’s	2,028	180,391
Coach	8,864	419,622
Columbia Sportswear	3,442	199,843
†Crocs	2,540	19,583
Culp	857	27,853
†Deckers Outdoor	1,764	120,411
†Fossil Group	2,664	27,572
†G-III Apparel Group	2,017	50,324
Hanesbrands	5,101	118,139
†Iconix Brand Group	4,220	29,160
†Kate Spade & Co.	4,402	81,393
†Lululemon Athletica	1,527	91,116
†Michael Kors Holdings	2,900	105,125
Movado Group	888	22,422
NIKE Class B	9,868	582,212
Oxford Industries	1,193	74,551
†Perry Ellis International	696	13,544
PVH	2,239	256,366
Ralph Lauren	1,302	96,088
†Sequential Brands Group	1,209	4,824
†Skechers U.S.A. Class A	8,639	254,851
†Steven Madden	3,897	155,685
†Under Armour Class A	1,470	31,987
†Under Armour Class C	602	12,136
†Unifi	789	24,301
†Vera Bradley	1,584	15,492
VF	3,835	220,896
Wolverine World Wide	4,658	130,471

		3,366,358

Thrift & Mortgage Finance–0.61%
Astoria Financial	7,927	159,729
Bank Mutual	3,078	28,164
BankFinancial	1,093	16,308
Beneficial Bancorp	4,972	74,580
†BofI Holding	2,791	66,203
Capitol Federal Financial	10,191	144,814
Charter Financial	652	11,736
Clifton Bancorp	1,283	21,208
Dime Community Bancshares	2,608	51,117
†Essent Group	5,333	198,068
Federal Agricultural Mortgage Class C	554	35,844
First Defiance Financial	850	44,778
†Flagstar Bancorp	3,909	120,475
†HomeStreet	1,845	51,060
Kearny Financial	5,674	84,259
†LendingTree	618	106,420

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Meridian Bancorp	3,189	$53,894
Meta Financial Group	500	44,500
†MGIC Investment	3,265	36,568
New York Community Bancorp	10,582	138,942
†NMI Holdings Class A	3,651	41,804
Northfield Bancorp	3,246	55,669
Northwest Bancshares	6,875	107,319
OceanFirst Financial	2,797	75,855
†Ocwen Financial	7,897	21,243
Oritani Financial	3,138	53,503
†PennyMac Financial Services Class A	2,294	38,310
†PHH	3,946	54,336
Provident Financial Services	4,489	113,931
Radian Group	2,073	33,894
Territorial Bancorp	299	9,326
TFS Financial	6,896	106,681
TrustCo Bank	5,644	43,741
United Community Financial	2,433	20,218
United Financial Bancorp	2,907	48,518
†Walker & Dunlop	1,799	87,845
Washington Federal	4,358	144,686
Waterstone Financial	984	18,548
WSFS Financial	1,365	61,903

		2,625,997

Tobacco–0.58%
†Alliance One International	554	7,978
Altria Group	12,276	914,194
Philip Morris International	8,201	963,207
Reynolds American	6,693	435,313
Universal	1,607	103,973
Vector Group	3,878	82,679

		2,507,344

Trading Companies & Distributors–0.75%
Air Lease	6,688	249,864
Applied Industrial Technologies	2,129	125,717
†Beacon Roofing Supply	3,948	193,452
†BMC Stock Holdings	2,911	63,605
†CAI International	1,223	28,863
†DXP Enterprises	1,012	34,914
Fastenal	3,457	150,483
GATX	1,878	120,699
H&E Equipment Services	3,129	63,863
†HD Supply Holdings	3,179	97,373
†Herc Holdings	2,623	103,136
Kaman	1,597	79,642
†MRC Global	5,251	86,747
MSC Industrial Direct	3,057	262,780
†NOW	6,473	104,086
†Rush Enterprises Class A	2,013	74,843
†Rush Enterprises Class B	547	19,916

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Textainer Group Holdings	1,155	$16,748
Triton International	3,138	104,935
†United Rentals	4,629	521,735
†Univar	5,583	163,024
†Veritiv	960	43,200
Watsco	1,117	172,241
†WESCO International	2,703	154,882
†Willis Lease Finance	616	16,466
WW Grainger	895	161,574

		3,214,788

Transportation Infrastructure–0.03%
Macquarie Infrastructure	1,943	152,331

		152,331

Water Utilities–0.14%
American States Water	1,932	91,596
American Water Works	1,905	148,495
Aqua America	4,903	163,270
California Water Service Group	2,214	81,475
Connecticut Water Service	380	21,094
Middlesex Water	539	21,344
SJW Group	1,042	51,246
York Water	500	17,425

		595,945

Wireless Telecommunication Services–0.23%
†Boingo Wireless	3,554	53,168
Shenandoah Telecommunications	3,887	119,331
Spok Holdings	803	14,213
†Sprint	22,111	181,531
Telephone & Data Systems	5,193	144,106
†T-Mobile U.S	7,475	453,135
†United States Cellular	894	34,258

		999,742

Total Common Stock (Cost $384,809,320)		429,324,840

RIGHTS–0.00%
†=Dyax CVR	1,518	1,685
†=Media General CVR	5,975	11,353

Total Rights (Cost $1,685)		13,038

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	1,556,870	$1,556,870

Total Money Market Fund (Cost $1,556,870)		1,556,870

TOTAL VALUE OF SECURITIES–100.07% (Cost $386,367,875)	$430,894,748
★ LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(307,670)

NET ASSETS APPLICABLE TO 37,562,046 SHARES OUTSTANDING–100.00%	$430,587,078

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($403,347,006 / 35,183,262 Shares)	$11.464

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($27,240,072 / 2,378,784 Shares)	$11.451

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$407,627,890
Undistributed net investment income	2,762,624
Accumulated net realized loss on investments	(24,330,333)
Net unrealized appreciation of investments and foreign currencies	44,526,897

TOTAL NET ASSETS	$430,587,078

†	Non-income producing for the period.

★	Includes $46,503 payable for fund shares redeemed, $585,368 payable for securities purchased and $168,212 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$3,605,332
Foreign tax withheld	(828)

3,604,504

EXPENSES:
Management fees	1,422,034
Accounting and administration expenses	48,915
Distribution fees-Service Class	25,963
Professional fees	24,728
Reports and statements to shareholders	22,373
Shareholder servicing fees	20,508
Trustees’ fees and expenses	5,131
Custodian fees	4,377
Pricing fees	3,361
Consulting fees	1,271
Other	1,549

1,580,210
Less:
Management fees waived	(572,764)

Total operating expenses	1,007,446

NET INVESTMENT INCOME	2,597,058

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from investments	541,357

Net change in unrealized appreciation (depreciation) of:
Investments	19,812,966
Foreign currencies	24

Net change in unrealized appreciation (depreciation)	19,812,990

NET REALIZED AND UNREALIZED GAIN	20,354,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,951,405

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,597,058	$4,221,940
Net realized gain (loss)	541,357	(24,732,953)
Net change in unrealized appreciation (depreciation)	19,812,990	51,648,186

Net increase in net assets resulting from operations	22,951,405	31,137,173

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,981,544)
Service Class	—	(139,257)

	—	(4,120,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	54,759,195	61,052,874
Service Class	17,065,439	14,538,143
Reinvestment of dividends and distributions:
Standard Class	—	3,981,544
Service Class	—	139,257

	71,824,634	79,711,818

Cost of shares redeemed:
Standard Class	(5,791,416)	(178,624,085)
Service Class	(6,542,099)	(4,004,004)

	(12,333,515)	(182,628,089)

Increase (Decrease) in net assets derived from capital share transactions	59,491,119	(102,916,271)

NET INCREASE (DECREASE) IN NET ASSETS	82,442,524	(75,899,899)
NET ASSETS:
Beginning of period	348,144,554	424,044,453

End of period	$430,587,078	$348,144,554

Undistributed net investment income	$2,762,624	$165,566

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended 12/31/16	5/1/15[2] to 12/31/15

Net asset value, beginning of period	$10.801	$9.362	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.074	0.135	0.092
Net realized and unrealized gain (loss)	0.589	1.435	(0.611)

Total from investment operations	0.663	1.570	(0.519)

Less dividends and distributions from:
Net investment income	—	(0.131)	(0.088)
Net realized gain	—	—	(0.031)
Return of capital	—	—	— [4]

Total dividends and distributions	—	(0.131)	(0.119)

Net asset value, end of period	$11.464	$10.801	$9.362

Total return[5]	6.14%	16.75%	(5.21% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$403,347	$332,641	$420,357
Ratio of expenses to average net assets	0.50%	0.49%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.78%	0.76%
Ratio of net investment income to average net assets	1.33%	1.39%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	1.10%	1.12%
Portfolio turnover	3%	28%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $52,974 were made by the Fund’s Standard Class, which calculated to be de minimis amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended 12/31/16	5/1/15[2] to 12/31/15

Net asset value, beginning of period	$10.803	$9.364	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.060	0.114	0.075
Net realized and unrealized gain (loss)	0.588	1.430	(0.609)

Total from investment operations	0.648	1.544	(0.534)

Less dividends and distributions from:
Net investment income	—	(0.105)	(0.071)
Net realized gain	—	—	(0.031)
Return of capital	—	—	— [4]

Total dividends and distributions	—	(0.105)	(0.102)

Net asset value, end of period	$11.451	$10.803	$9.364

Total return[5]	6.00%	16.47%	(5.36% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,240	$15,504	$3,687
Ratio of expenses to average net assets	0.75%	0.74%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.03%	1.01%
Ratio of net investment income to average net assets	1.08%	1.14%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79%	0.85%	0.87%
Portfolio turnover	3%	28%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $46 were made by the Fund’s Service Class, which calculated to be de minimis amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees(the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2015 - December 31, 2016), and has concluded that no provision for federal income that is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.72% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.29% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$10,939
Legal	2,642

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,318 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class shares. The two classes are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$151,206
Distribution fees payable to LFD	5,490
Printing and mailing fees payable to Lincoln Life	1,318
Shareholder servicing fees payable to Lincoln Life	10,198

LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$71,772,966
Sales	10,171,984

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$386,367,875

Aggregate unrealized appreciation	$67,762,628
Aggregate unrealized depreciation	(23,235,755)

Net unrealized appreciation	$44,526,873

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$20,134,537	$2,301,092	$22,435,629

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,968,263	$—	$—	$8,968,263
Air Freight & Logistics	2,933,719	—	—	2,933,719
Airlines	4,677,760	—	—	4,677,760
Auto Components	3,987,144	—	—	3,987,144
Automobiles	3,236,315	—	—	3,236,315
Banks	37,840,748	—	—	37,840,748
Beverages	4,214,691	—	—	4,214,691
Biotechnology	6,906,941	—	—	6,906,941
Building Products	3,592,286	—	—	3,592,286
Capital Markets	14,255,772	—	—	14,255,772
Chemicals	10,847,997	—	—	10,847,997
Commercial Services & Supplies	4,952,862	—	—	4,952,862
Communications Equipment	6,870,912	—	—	6,870,912
Construction & Engineering	2,617,651	—	—	2,617,651
Construction Materials	1,231,450	—	—	1,231,450
Consumer Finance	5,869,158	—	—	5,869,158
Containers & Packaging	3,812,981	—	—	3,812,981
Distributors	1,028,455	—	—	1,028,455
Diversified Consumer Services	1,965,840	—	—	1,965,840
Diversified Financial Services	2,158,042	—	—	2,158,042
Diversified Telecommunication Services	9,589,599	—	—	9,589,599
Electric Utilities	3,598,015	—	—	3,598,015
Electrical Equipment	3,214,237	—	—	3,214,237
Electronic Equipment, Instruments & Components	8,291,151	—	—	8,291,151
Energy Equipment & Services	4,414,384	—	—	4,414,384
Food & Staples Retailing	8,924,623	—	—	8,924,623
Food Products	8,023,324	—	—	8,023,324
Gas Utilities	1,053,587	—	—	1,053,587
Health Care Equipment & Supplies	10,759,162	—	—	10,759,162
Health Care Providers & Services	15,625,414	—	—	15,625,414
Health Care Technology	1,036,329	—	—	1,036,329
Hotels, Restaurants & Leisure	10,009,754	—	—	10,009,754
Household Durables	4,958,813	—	—	4,958,813
Household Products	3,910,957	—	—	3,910,957
Independent Power & Renewable Electricity Producers	1,180,476	—	—	1,180,476
Industrial Conglomerates	4,597,428	—	—	4,597,428
Insurance	17,535,905	38,760	—	17,574,665
Internet & Direct Marketing Retail	4,903,444	—	—	4,903,444
Internet Software & Services	10,093,869	—	—	10,093,869
IT Services	13,527,197	—	—	13,527,197
Leisure Products	1,216,617	—	—	1,216,617
Life Sciences Tools & Services	4,329,668	—	—	4,329,668
Machinery	13,264,786	—	—	13,264,786
Marine	296,220	—	—	296,220
Media	15,227,259	—	—	15,227,259
Metals & Mining	3,917,542	—	—	3,917,542
Multiline Retail	3,004,653	—	—	3,004,653
Multi-Utilities	2,221,124	—	—	2,221,124
Oil, Gas & Consumable Fuels	17,641,623	—	—	17,641,623
Paper & Forest Products	954,974	—	—	954,974

LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Personal Products	$1,290,619	$ —	$ —	$1,290,619
Pharmaceuticals	14,254,458	—	—	14,254,458
Professional Services	2,899,692	—	—	2,899,692
Real Estate Management & Development	1,957,528	—	—	1,957,528
Road & Rail	5,547,332	—	—	5,547,332
Semiconductors & Semiconductor Equipment	16,576,469	—	—	16,576,469
Software	12,598,179	—	—	12,598,179
Specialty Retail	10,565,828	—	—	10,565,828
Technology Hardware, Storage & Peripherals	10,842,349	—	—	10,842,349
Textiles, Apparel & Luxury Goods	3,366,358	—	—	3,366,358
Thrift & Mortgage Finance	2,625,997	—	—	2,625,997
Tobacco	2,507,344	—	—	2,507,344
Trading Companies & Distributors	3,214,788	—	—	3,214,788
Transportation Infrastructure	152,331	—	—	152,331
Water Utilities	595,945	—	—	595,945
Wireless Telecommunication Services	999,742	—	—	999,742
Money Market Fund	1,556,870	—	—	1,556,870
Rights	—	—	13,038	13,038

Total Investments	$430,842,950	$38,760	$13,038	$430,894,748

During the six months ended June 30, 2017, transfers out of Level 2 investments into Level 1 investments were made in the amount of $4,665,942 for the Fund. The transfers resulted from the Fund’s periodic liquidity review. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	4,901,886	6,223,729
Service Class	1,525,767	1,426,438
Shares reinvested:
Standard Class	—	363,412
Service Class	—	12,707

	6,427,653	8,026,286

Shares redeemed:
Standard Class	(514,650)	(20,689,669)
Service Class	(582,193)	(397,737)

	(1,096,843)	(21,087,406)

Net increase (decrease)	5,330,810	(13,061,120)

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

5. Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Franklin Templeton Global Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Franklin Templeton Global Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,110.30	0.72%	$3.77
Service Class Shares	1,000.00	1,109.00	0.97%	5.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets

Common Stock	90.04%
Argentina	0.08%
Belgium	0.02%
Canada	1.27%
China	0.55%
Finland	0.12%
France	4.37%
Germany	3.73%
Hong Kong	2.27%
Ireland	0.34%
Israel	0.97%
Italy	0.78%
Japan	4.42%
Netherlands	1.98%
Norway	0.74%
Portugal	0.39%
Republic of Korea	2.06%
Singapore	0.62%
South Africa	0.06%
Spain	0.02%
Sweden	0.18%
Switzerland	2.24%
Taiwan	0.52%
Thailand	0.43%
United Kingdom	6.98%
United States	54.90%
Corporate Bonds	0.10%
Loan Agreement	0.02%
Preferred Stock	0.10%
Money Market Fund	8.22%
Short-Term Investments	1.04%
Total Value of Securities	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector*	Percentage of Net Assets

Aerospace & Defense	2.98%
Air Freight & Logistics	0.46%
Airlines	0.30%
Auto Components	0.57%
Automobiles	0.47%
Banks	7.26%
Beverages	1.18%
Biotechnology	2.81%
Building Products	1.02%

Sector*	Percentage of Net Assets

Capital Markets	1.08%
Chemicals	4.42%
Commercial Services & Supplies	0.55%
Communications Equipment	0.46%
Construction Materials	0.67%
Consumer Finance	0.67%
Containers & Packaging	0.09%
Diversified Financial Services	0.51%
Diversified Telecommunication Services	1.53%
Electric Utilities	0.11%
Electrical Equipment	0.02%
Electronic Equipment, Instruments & Components	1.02%
Energy Equipment & Services	0.67%
Equity Real Estate Investment Trusts	0.48%
Food & Staples Retailing	1.73%
Food Products	1.02%
Health Care Equipment & Supplies	5.05%
Health Care Providers & Services	0.57%
Health Care Technology	0.11%
Hotels, Restaurants & Leisure	0.89%
Household Durables	0.80%
Household Products	0.80%
Industrial Conglomerates	3.40%
Insurance	3.57%
Internet & Direct Marketing Retail	1.02%
Internet Software & Services	3.00%
IT Services	1.90%
Life Sciences Tools & Services	0.50%
Machinery	2.36%
Media	3.21%
Metals & Mining	1.54%
Multiline Retail	0.48%
Multi-Utilities	0.29%
Oil, Gas & Consumable Fuels	6.48%
Personal Products	0.06%
Pharmaceuticals	6.86%
Professional Services	0.09%
Semiconductors & Semiconductor Equipment	3.20%
Software	5.25%
Specialty Retail	1.36%
Technology Hardware, Storage & Peripherals	2.83%
Textiles, Apparel & Luxury Goods	0.42%
Tobacco	0.35%
Trading Companies & Distributors	0.17%
Wireless Telecommunication Services	1.62%
Total	90.26%

*Allocation includes all investments except for short-term investments and money market fund.

IT - Information Technology

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity

Holdings (unaudited) (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Microsoft	2.38%
Alphabet Class A & Class C	1.46%
Samsung Electronics	1.30%
Medtronic	1.23%
Roper Technologies	1.21%
Apple	1.11%
Albemarle	1.09%
Oracle	1.08%
Stryker	1.07%
Comcast Class A	1.05%
Total	12.98%

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.04%
Argentina–0.08%
MercadoLibre	2,800	$702,464

		702,464

Belgium–0.02%
Ion Beam Applications	2,900	159,832

		159,832

Canada–1.27%
Alamos Gold (New York Shares)	424,990	3,051,428
Crescent Point Energy	58,700	449,031
†Husky Energy	270,300	3,068,180
†Kinaxis	500	31,130
†Shopify Class A	800	69,463
Tahoe Resources	251,500	2,168,237
Wheaton Precious Metals	149,200	2,963,751

		11,801,220

China–0.55%
†Alibaba Group Holding ADR	5,000	704,500
†Baidu ADR	22,800	4,078,008
#†Guotai Junan Securities Class H 144A	147,400	308,112

		5,090,620

Finland–0.12%
Nokia	95,800	585,933
Nokia ADR	85,700	527,912

		1,113,845

France–4.37%
Accor	26,964	1,264,060
AXA	203,686	5,571,727
BNP Paribas	105,813	7,621,073
Cie de Saint-Gobain	80,900	4,322,469
Cie Generale des Etablissements Michelin	24,820	3,299,726
Credit Agricole	210,438	3,385,355
Sanofi	47,546	4,548,559
SES FDR	140,130	3,285,016
Societe Generale	12,400	667,203
TOTAL	85,560	4,229,912
Zodiac Aerospace	85,480	2,318,736

		40,513,836

Germany–3.73%
Bayer	43,560	5,631,932
#†Delivery Hero 144A	1,900	60,328
Deutsche Lufthansa	120,650	2,745,673
Deutsche Telekom	28,600	513,501
HeidelbergCement	22,620	2,186,969
Infineon Technologies ADR	160,316	3,414,731
#Innogy 144A	67,656	2,663,224
KUKA	2,500	305,525
LANXESS	75,160	5,690,598
Merck	39,030	4,714,136

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
METRO	10,607	$358,052
†QIAGEN	85,659	2,849,457
Siemens ADR	42,192	2,917,577
thyssenkrupp	20,400	579,584

		34,631,287

Hong Kong–2.27%
AIA Group	294,800	2,154,140
China Life Insurance	896,000	2,737,078
China Pacific Insurance Group	144,400	589,995
China Shenhua Energy	77,790	173,167
China Telecom	10,447,800	4,964,660
CK Hutchison Holdings	264,000	3,313,758
Jardine Strategic Holdings	1,166	48,611
Kunlun Energy	1,416,000	1,200,638
NetEase ADR	2,700	811,701
Sands China	73,700	337,469
Sinopharm Group	529,600	2,394,492
Tencent Holdings	66,000	2,360,207

		21,085,916

Ireland–0.34%
CRH	89,009	3,148,969

		3,148,969

Israel–0.97%
†Check Point Software Technologies	12,798	1,396,006
Teva Pharmaceutical Industries ADR	229,834	7,635,085

		9,031,091

Italy–0.78%
CNH Industrial	42,400	480,155
Enel	196,199	1,051,872
Eni	346,503	5,208,181
†Telecom Italia	532,232	491,174

		7,231,382

Japan–4.42%
†IHI	774,000	2,628,744
Inpex	245,500	2,359,507
JXTG Holdings	46,159	201,380
Keyence	1,200	526,410
Konica Minolta	402,700	3,336,887
Nissan Motor	227,700	2,263,335
Omron	103,200	4,472,994
Panasonic	459,500	6,226,077
Ryohin Keikaku	9,600	2,395,839
SoftBank Group	94,300	7,627,002
Start Today	25,000	614,581
Sumitomo Metal Mining	160,000	2,134,519
Suntory Beverage & Food	126,400	5,866,264
T&D Holdings	23,142	351,734

		41,005,273

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–1.98%
Akzo Nobel	25,705	$2,233,924
ASML Holding (New York Shares)	5,200	677,612
ING Groep	198,406	3,421,802
Koninklijke KPN	337,760	1,080,549
Koninklijke Philips	37,920	1,346,735
NN Group	92,160	3,275,708
Royal Dutch Shell Class B	236,790	6,360,897

		18,397,227

Norway–0.74%
Telenor	288,550	4,786,845
Yara International	54,820	2,059,177

		6,846,022

Portugal–0.39%
Galp Energia	238,290	3,607,520

		3,607,520

Republic of Korea–2.06%
Hana Financial Group	98,564	3,898,109
Hyundai Mobis	9,061	1,979,854
Hyundai Motor	1,761	245,492
KB Financial Group	17,683	891,762
Samsung Electronics	5,817	12,084,962

		19,100,179

Singapore–0.62%
Broadcom	7,900	1,841,095
DBS Group Holdings	134,605	2,027,752
Singapore Telecommunications	671,160	1,896,359

		5,765,206

South Africa–0.06%
Naspers Class N	2,700	525,244

		525,244

Spain–0.02%
#†Unicaja Banco 144A	134,812	180,151

		180,151

Sweden–0.18%
Getinge Class B	87,360	1,709,932

		1,709,932

Switzerland–2.24%
Chubb	24,076	3,500,169
†LafargeHolcim	15,000	858,797
Novartis	29,960	2,493,282
Novartis ADR	23,040	1,923,149
Roche Holding	21,670	5,518,630
Roche Holding ADR	32,000	1,017,600
†UBS Group	323,690	5,482,037

		20,793,664

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan–0.52%
Taiwan Semiconductor Manufacturing ADR	137,400	$4,803,504

		4,803,504

Thailand–0.43%
Bangkok Bank NVDR	740,300	4,031,660

		4,031,660

United Kingdom–6.98%
†Atlassian	8,500	299,030
Aviva	330,650	2,265,246
BAE Systems	511,820	4,223,037
Barclays	1,851,100	4,888,232
BP	107,730	621,306
BP ADR	269,015	9,321,370
British American Tobacco	18,540	1,263,876
GlaxoSmithKline	141,250	3,008,847
HSBC Holdings	828,050	7,705,183
HSBC Holdings (London Shares)	51,440	476,825
Imperial Brands	6,573	295,226
Kingfisher	699,591	2,739,925
†LivaNova	56,400	3,452,244
RELX	37,425	809,154
†Rolls-Royce Holdings	215,370	2,499,332
Royal Dutch Shell Class A	52,762	1,400,190
Royal Dutch Shell (London Shares) Class A	19,560	518,435
RSA Insurance Group	58,500	468,970
Sky	419,752	5,434,258
†Standard Chartered	557,666	5,645,053
Vodafone Group	309,760	878,506
Vodafone Group ADR	227,372	6,532,398

		64,746,643

United States–54.90%
†2U	9,400	441,048
Abbott Laboratories	84,040	4,085,184
AbbVie	27,900	2,023,029
Accenture Class A	52,000	6,431,360
Activision Blizzard	4,000	230,280
†Adobe Systems	13,600	1,923,584
Aflac	33,400	2,594,512
Air Products & Chemicals	47,000	6,723,820
†Alarm.com Holdings	5,600	210,728
Albemarle	95,990	10,130,785
†Align Technology	1,200	180,144
†Alleghany	300	178,440
Allegheny Technologies	98,770	1,680,078
Allergan	26,710	6,492,934
Ally Financial	15,200	317,680
†Alphabet Class A	12,960	12,048,653
†Alphabet Class C	1,600	1,453,968
†Altice USA Class A	13,000	419,900

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Altria Group	9,540	$710,444
†Amazon.com	5,900	5,711,200
American International Group	90,510	5,658,685
American Tower	7,900	1,045,328
Amgen	40,070	6,901,256
Amphenol Class A	13,000	959,660
Analog Devices	64,818	5,042,840
†ANSYS	5,200	632,736
Apache	57,954	2,777,735
Apple	71,840	10,346,397
Applied Materials	55,900	2,309,229
Archer-Daniels-Midland	73,700	3,049,706
†Arista Networks	200	29,958
†Aspen Technology	13,600	751,536
†Autodesk	6,000	604,920
Baker Hughes, a GE company	49,180	2,680,802
Becton Dickinson & Co.	39,410	7,689,285
Bemis	7,920	366,300
†Biogen	2,000	542,720
†Bioverativ	1,400	84,238
†BlackLine	3,200	114,368
†Bluebird Bio	1,200	126,060
Boeing	4,900	968,975
Bunge	54,800	4,088,080
†Cadence Design Systems	5,000	167,450
Capital Bank Financial	12,100	461,010
Capital One Financial	71,115	5,875,521
Carlisle	42,030	4,009,662
Caterpillar	8,625	926,843
†Celgene	54,730	7,107,785
Charles Schwab	6,400	274,944
†Charter Communications Class A	2,941	990,676
Chevron	42,940	4,479,930
Cintas	23,200	2,924,128
Cisco Systems	26,340	824,442
CIT Group	12,978	632,029
Citigroup	141,670	9,474,890
Citizens Financial Group	39,510	1,409,717
†Clovis Oncology	1,100	102,993
Cognex	3,500	297,150
Cognizant Technology Solutions Class A	15,100	1,002,640
†Coherent	1,900	427,481
Colgate-Palmolive	46,600	3,454,458
Comcast Class A	249,210	9,699,253
†CommerceHub Class A	8,020	139,708
†CommerceHub Class C	3,040	53,018
†CommScope Holding	59,400	2,258,982
ConocoPhillips	108,750	4,780,650
†CONSOL Energy	20,300	303,282
†CoStar Group	600	158,160
Coty Class A	28,900	542,164

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
CVS Health	41,511	$3,339,975
Danaher	2,200	185,658
†Dell Technologies Class V	3,589	219,324
DENTSPLY SIRONA	17,300	1,121,732
Devon Energy	54,450	1,740,767
†DISH Network Class A	15,343	962,927
Donaldson	46,900	2,135,826
Dover	66,000	5,294,520
DXC Technology	37,967	2,912,828
Eastman Chemical	34,820	2,924,532
Ecolab	23,800	3,159,450
†Edwards Lifesciences	10,200	1,206,048
†Electronic Arts	11,800	1,247,496
Eli Lilly & Co.	79,271	6,524,003
†Ellie Mae	2,500	274,775
EOG Resources	15,000	1,357,800
Equinix	5,500	2,360,380
Erie Indemnity Class A	10,700	1,338,249
Exxon Mobil	25,700	2,074,761
†Facebook Class A	29,400	4,438,812
FedEx	4,400	956,252
†Fiserv	8,100	990,954
Fortive	4,500	285,075
†Freeport-McMoRan	20,510	246,325
Gap	81,020	1,781,630
General Dynamics	29,300	5,804,330
General Electric	44,300	1,196,543
General Motors	19,910	695,456
Gilead Sciences	70,450	4,986,451
Goldman Sachs Group	800	177,520
Hartford Financial Services Group	8,004	420,770
†Henry Schein	5,400	988,308
Hewlett Packard Enterprise	31,750	526,733
Honeywell International	56,200	7,490,898
†HubSpot	6,700	440,525
†IDEXX Laboratories	10,000	1,614,200
†Illumina	2,100	364,392
†Incyte	7,700	969,507
Intel	21,000	708,540
Intercontinental Exchange	20,000	1,318,400
International Paper	9,090	514,585
Intuit	6,600	876,546
†Intuitive Surgical	280	261,904
†Ionis Pharmaceuticals	18,820	957,373
†iRhythm Technologies	1,000	42,490
John Wiley & Sons Class A	43,700	2,305,175
Johnson & Johnson	49,900	6,601,271
Johnson Controls International	117,582	5,098,356
JPMorgan Chase & Co.	91,750	8,385,950
Kinder Morgan	47,390	907,992
KLA-Tencor	3,000	274,530
†KLX	3,200	160,000

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Knowles	163,530	$2,766,928
Lam Research	9,300	1,315,299
Leggett & Platt	22,520	1,182,976
†Liberty Broadband Class A	8,300	712,057
†Liberty Broadband Class C	3,400	294,950
†Liberty Expedia Holdings Class A	6,080	328,442
†Liberty Ventures Class A	9,120	476,885
†MACOM Technology Solutions Holdings	6,600	368,082
Marathon Oil	42,903	508,401
MarketAxess Holdings	5,000	1,005,500
Mastercard Class A	26,500	3,218,425
Matthews International Class A	34,000	2,082,500
McCormick & Co Non-Voting Shares	23,900	2,330,489
McDonald’s	25,300	3,874,948
Medtronic	129,120	11,459,400
Merck & Co.	26,060	1,670,185
MetLife	14,210	780,697
Microsoft	320,437	22,087,722
Monolithic Power Systems	5,300	510,920
Monsanto	7,470	884,149
Moody’s	8,000	973,440
MSCI	5,000	514,950
†MuleSoft Class A	1,900	47,386
†Netflix	5,300	791,873
†Neurocrine Biosciences	2,700	124,200
†Nevro	3,400	253,062
NIKE Class B	65,400	3,858,600
Nucor	25,300	1,464,111
NVIDIA	9,000	1,301,040
Occidental Petroleum	30,600	1,832,022
†Okta	600	13,680
Oracle	199,610	10,008,445
Pentair	79,300	5,276,622
PepsiCo	43,960	5,076,940
Perrigo	28,900	2,182,528
Pfizer	108,840	3,655,936
PNC Financial Services Group	5,976	746,223
Praxair	54,100	7,170,955
†Priceline Group	850	1,589,942
Procter & Gamble	45,700	3,982,755
†Q2 Holdings	4,000	147,800
Raytheon	6,700	1,081,916
†Regeneron Pharmaceuticals	2,800	1,375,192
Reynolds American	15,030	977,551
†Rite Aid	42,585	125,626
Rockwell Automation	1,400	226,744
Rockwell Collins	30,917	3,248,758
Roper Technologies	48,300	11,182,899
Ross Stores	63,500	3,665,855
†salesforce.com	23,000	1,991,800
†SBA Communications	8,000	1,079,200

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Schlumberger	54,400	$3,581,696
†ServiceNow	13,800	1,462,800
†Splunk	3,000	170,670
†Square Class A	3,000	70,380
Stanley Black & Decker	32,150	4,524,469
Stryker	71,608	9,937,758
Symantec	43,687	1,234,158
Target	39,900	2,086,371
†TESARO	5,500	769,230
†Tesla	600	216,966
Texas Instruments	78,250	6,019,773
Thermo Fisher Scientific	5,500	959,585
Tiffany & Co.	47,600	4,468,212
Time Warner	16,990	1,705,966
Twenty-First Century Fox Class A	123,030	3,486,670
†Tyler Technologies	2,500	439,175
†Ultimate Software Group	4,400	924,264
United Parcel Service Class B	29,800	3,295,582
United Technologies	60,400	7,375,444
UnitedHealth Group	9,400	1,742,948
†Veeva Systems Class A	16,000	980,960
Versum Materials	23,500	763,750
Visa Class A	32,110	3,011,276
Voya Financial	128,940	4,756,597
Walgreens Boots Alliance	117,310	9,186,546
Wal-Mart Stores	39,700	3,004,496
†Waters	2,700	496,368
Wells Fargo & Co.	25,110	1,391,345
West Pharmaceutical Services	36,600	3,459,432
Williams	22,838	691,535
†Workday Class A	5,500	533,500
WW Grainger	8,900	1,606,717
Xilinx	6,100	392,352
XL Group	28,600	1,252,680
Yum Brands	37,330	2,753,461
†Zendesk	8,200	227,796

		509,514,329

Total Common Stock (Cost $651,589,979)		835,537,016

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.10%
Diversified Telecommunication Services–0.05%
Frontier Communications
10.50% 9/15/22	52,000	$49,855
11.00% 9/15/25	476,000	443,870

		493,725

Health Care Providers & Services–0.02%
Community Health Systems 6.875% 2/1/22	142,000	124,605

		124,605

Pharmaceuticals–0.01%
Valeant Pharmaceuticals International
#144A 6.75% 8/15/21	41,000	39,155
#144A 7.25% 7/15/22	27,000	25,515
#144A 7.50% 7/15/21	23,000	22,362

		87,032

Software–0.02%
#Veritas US 144A 7.50% 2/1/23	200,000	215,500

		215,500

Total Corporate Bonds (Cost $862,024)		920,862

«LOAN AGREEMENT–0.02%
Veritas US Tranche B1, 1st Lien 5.796% 1/27/23	218,790	219,474

Total Loan Agreement (Cost $189,544)		219,474

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.10%
Volkswagen 1.36%	6,300	$959,526

Total Preferred Stock (Cost $691,703)		959,526

MONEY MARKET FUND–8.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	76,288,310	76,288,310

Total Money Market Fund (Cost $76,288,310)		76,288,310

	Principal Amount°

SHORT-TERM INVESTMENTS–1.04%
≠Discount Note–0.93%
Federal Home Loan Bank 0.746% 7/3/17	8,635,000	8,635,000

		8,635,000

≠U.S. Treasury Obligation–0.11%
U.S. Treasury Bill 0.617% 8/10/17	1,000,000	999,085

		999,085

Total Short Term Investments (Cost $9,633,956)		9,634,085

TOTAL VALUE OF SECURITIES–99.52% (Cost $739,255,516)	923,559,273
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	4,422,229

NET ASSETS APPLICABLE TO 27,865,338 SHARES OUTSTANDING–100.00%	$927,981,502

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($87,509,385 / 2,625,364 Shares)	$33.332

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($840,472,117 / 25,239,974 Shares)	$33.299

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$839,872,247
Undistributed net investment income	8,191,610
Accumulated net realized loss on investments	(103,281,365)
Net unrealized appreciation of investments, foreign currencies and derivatives	183,199,010

TOTAL NET ASSETS	$927,981,502

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $3,514,347, which represents 0.38% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non-income producing for the period.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

«

Includes $104,918 cash and $3,670,936 foreign currencies held at broker for futures contracts, $717,065 payable for securities purchased, $607,974 payable for fund shares redeemed, $207,257 due to custodian and $732,962 due to manager and affiliates as of June 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	7,356	USD	(8,388)	7/3/17	$14	$—
BAML	GBP	(20,249)	USD	26,293	7/3/17	—	(83)
BAML	GBP	(10,000)	USD	12,987	7/5/17	—	(39)
BAML	GBP	80,058	USD	(102,717)	7/13/17	1,600	—
BNYM	EUR	24,246	USD	(27,691)	7/3/17	5	—
BNYM	HKD	(104,784)	USD	13,421	7/5/17	—	(1)
DB	EUR	94,427	USD	(107,741)	7/3/17	125	—
HSBC	EUR	7,086	USD	(8,076)	7/3/17	19	—
HSBC	EUR	(6,064,988)	USD	6,786,248	8/18/17	—	(159,148)
HSBC	GBP	(11,231)	USD	14,643	7/13/17	10	—
HSBC	KRW	(1,156,137,782)	USD	1,022,704	7/14/17	12,836	—
SHB	EUR	43,275	USD	(49,371)	7/3/17	63	—
SSB	EUR	7,086	USD	(8,084)	7/3/17	10	—
SSB	EUR	(6,064,991)	USD	6,784,451	8/18/17	—	(160,949)
SSB	GBP	(6,175,253)	USD	8,052,345	7/13/17	5,828	—
UBS	EUR	7,086	USD	(8,083)	7/3/17	11	—
UBS	GBP	3,631	USD	(4,704)	7/13/17	27	—
UBS	JPY	(85,620,137)	USD	763,541	7/3/17	2,206	—
UBS	JPY	(38,164,132)	USD	343,998	8/28/17	3,819	—
UBS	KRW	(375,059,218)	USD	330,243	7/14/17	2,636	—

Total						$29,209	$(320,220)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
78	British Pound	$6,254,859	$6,359,438	9/19/17	$104,579	$—
72	Euro	10,204,861	10,320,300	9/19/17	115,439	—
59	Japanese Yen	6,790,340	6,571,125	9/19/17	—	(219,215)

					220,018	(219,215)

Equity Contracts:
237	E-mini S&P 500 Index	28,753,847	28,687,665	9/18/17	—	(66,182)
36	E-mini S&P MidCap 400 Index	6,355,732	6,285,960	9/18/17	—	(69,772)
296	Euro STOXX 50 Index	12,041,132	11,599,401	9/18/17	—	(441,731)
70	FTSE 100 Index	6,779,841	6,603,096	9/18/17	—	(176,745)
43	Nikkei 225 Index (OSE)	7,690,147	7,653,790	9/8/17	—	(36,357)

					—	(790,787)

Total					$220,018	$(1,010,002)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BNYM–BNY Mellon

DB–Deutsche Bank

EUR–Euro

FDR–Fiduciary Depositary Receipt

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

KRW–South Korean Won

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SHB–Svenska Handelsbanken

SSB–State Street Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$11,437,063
Interest	104,697
Foreign tax withheld	(700,281)

10,841,479

EXPENSES:
Management fees	2,914,971
Distribution fees-Service Class	1,014,789
Accounting and administration expenses	111,846
Reports and statements to shareholders	50,130
Shareholder servicing fees	44,917
Custodian fees	40,755
Professional fees	25,951
Trustees’ fees and expenses	12,067
Pricing fees	9,702
Consulting fees	2,783
Other	3,766

Total operating expenses	4,231,677

NET INVESTMENT INCOME	6,609,802

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	14,760,952
Foreign currencies	149,450
Foreign currency exchange contracts	(1,066,918)
Futures contracts	6,339,464

Net realized gain	20,182,948

Net change in unrealized appreciation (depreciation) of:
Investments	67,700,490
Foreign currencies	64,171
Foreign currency exchange contracts	(366,177)
Futures contracts	(1,120,302)

Net change in unrealized appreciation (depreciation)	66,278,182

NET REALIZED AND UNREALIZED GAIN	86,461,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,070,932

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,609,802	$10,643,264
Net realized gain (loss)	20,182,948	(70,282,503)
Net change in unrealized appreciation (depreciation)	66,278,182	80,547,433

Net increase in net assets resulting from operations	93,070,932	20,908,194

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,263,834)
Service Class	—	(10,149,921)

	—	(11,413,755)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,988,361	7,505,541
Service Class	37,202,038	126,465,675
Reinvestment of dividends and distributions:
Standard Class	—	1,263,834
Service Class	—	10,149,921

	39,190,399	145,384,971

Cost of shares redeemed:
Standard Class	(6,350,245)	(12,596,988)
Service Class	(69,310,696)	(105,664,175)

	(75,660,941)	(118,261,163)

Increase (decrease) in net assets derived from capital share transactions	(36,470,542)	27,123,808

NET INCREASE IN NET ASSETS	56,600,390	36,618,247
NET ASSETS:
Beginning of period	871,381,112	834,762,865

End of period	$927,981,502	$871,381,112

Undistributed net investment income	$8,191,610	$1,581,808

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17 (unaudited)[1]	12/31/16[2,3]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$30.020	$29.762	$32.846	$34.021	$28.735	$24.161

Income (loss) from investment operations:
Net investment income[4]	0.270	0.433	0.466	0.650	0.449	0.526
Net realized and unrealized gain (loss)	3.042	0.289	(3.100)	(1.322)	5.270	4.582

Total from investment operations	3.312	0.722	(2.634)	(0.672)	5.719	5.108

Less dividends and distributions from:
Net investment income	—	(0.464)	(0.450)	(0.503)	(0.433)	(0.534)

Total dividends and distributions	—	(0.464)	(0.450)	(0.503)	(0.433)	(0.534)

Net asset value, end of period	$33.332	$30.020	$29.762	$32.846	$34.021	$28.735

Total return[5]	11.03%	2.42%	(8.02% )	(1.99% )	19.93%	21.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,510	$82,911	$86,144	$99,743	$107,183	$94,499
Ratio of expenses to average net assets	0.72%	0.73%	0.74%	0.75%	0.79%	0.83%
Ratio of net investment income to average net assets	1.70%	1.49%	1.43%	1.89%	1.43%	1.99%
Portfolio turnover	9%	58%	11%	11%	14%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]

Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2,3]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$30.027	$29.773	$32.853	$34.024	$28.742	$24.171

Income (loss) from investment operations:
Net investment income[4]	0.230	0.360	0.383	0.563	0.374	0.461
Net realized and unrealized gain (loss)	3.042	0.285	(3.093)	(1.319)	5.261	4.578

Total from investment operations	3.272	0.645	(2.710)	(0.756)	5.635	5.039

Less dividends and distributions from:
Net investment income	—	(0.391)	(0.370)	(0.415)	(0.353)	(0.468)

Total dividends and distributions	—	(0.391)	(0.370)	(0.415)	(0.353)	(0.468)

Net asset value, end of period	$33.299	$30.027	$29.773	$32.853	$34.024	$28.742

Total return[5]	10.90%	2.16%	(8.25% )	(2.23% )	19.63%	20.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$840,472	$788,470	$748,619	$651,816	$421,681	$179,169
Ratio of expenses to average net assets	0.97%	0.98%	0.99%	1.00%	1.04%	1.08%
Ratio of net investment income to average net assets	1.45%	1.24%	1.18%	1.64%	1.18%	1.74%
Portfolio turnover	9%	58%	11%	11%	14%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]

Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust, The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $813 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

Templeton Investment Counsel, LLC, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$25,444
Legal	6,142

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $40,505 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average

LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$496,757
Distribution fees payable to LFD	173,478
Printing and mailing fees payable to Lincoln Life	40,505
Shareholder servicing fees payable to Lincoln Life	22,222

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$69,213,945
Sales	98,712,879

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$739,255,516

Aggregate unrealized appreciation	$213,602,748
Aggregate unrealized depreciation	(29,298,991)

Net unrealized appreciation	$184,303,757

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$13,508,734	$53,403,235	$52,397,761	$119,309,730

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$835,537,016	$—	$835,537,016
Corporate Bonds	—	920,862	920,862
Loan Agreement	—	219,474	219,474
Preferred Stock	959,526	—	959,526
Money Market Fund	76,288,310	—	76,288,310
Short-Term Investments	—	9,634,085	9,634,085

Total Investments	$912,784,852	$10,774,421	$923,559,273

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$29,209	$29,209

Futures Contracts	$220,018	$—	$220,018

Liabilities:
Foreign Currency Exchange Contracts	$—	$(320,220)	$(320,220)

Futures Contracts	$(1,010,002)	$—	$(1,010,002)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	61,941	258,606
Service Class	1,159,106	4,389,510
Shares reinvested:
Standard Class	—	42,053
Service Class	—	337,707

	1,221,047	5,027,876

Shares redeemed:
Standard Class	(198,443)	(433,212)
Service Class	(2,177,440)	(3,613,241)

	(2,375,883)	(4,046,453)

Net increase (decrease)	(1,154,836)	981,423

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuation in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$29,209	Receivables and other assets net of liabilities	$(320,220)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(790,787)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	220,018	Receivables and other assets net of liabilities	(219,215)

Total		$249,227		$(1,330,222)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,066,918)	$(366,177)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,457,355	(1,424,180)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	882,109	303,878

Total		$5,272,546	$(1,486,479)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$489,977	$22,456,374
Futures contracts (average notional value)	$81,828,814	$—

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Multi-Asset Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Franklin Templeton Multi-Asset Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,053.00	0.42%	$2.14
Service Class Shares	1,000.00	1,051.80	0.67%	3.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.09%
Equity Funds	38.27%
Fixed Income Funds	39.74%
International Equity Fund	20.93%
Money Market Fund	0.15%
Total Value of Securities	99.09%
Receivables and Other Assets Net of Liabilities	0.91%
Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.09%
Equity Funds–38.27%
²Franklin Growth Fund	19,322	$1,685,494
²†Franklin Strategic Series–Franklin
Growth Opportunities Fund	23,945	913,269
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	65,067	1,703,459
Franklin Small Cap Value VIP Fund	87,656	1,619,886

		5,922,108

Fixed Income Funds–39.74%
²Franklin Total Return Fund	234,631	2,308,773
iShares Core U.S. Aggregate Bond ETF	35,080	3,841,611

		6,150,384

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Fund–20.93%
²Franklin Mutual Global Discovery Fund	97,441	$3,238,947

		3,238,947

Money Market Fund–0.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	22,859	22,859

		22,859

Total Investment Companies (Cost $14,945,843)		15,334,298

TOTAL VALUE OF SECURITIES–99.09% (Cost $14,945,843)	15,334,298
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.91%	140,772

NET ASSETS APPLICABLE TO 1,551,378 SHARES OUTSTANDING–100.00%	$15,475,070

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,071,919 / 107,338 Shares)	$9.986

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($14,403,151 / 1,444,040 Shares)	$9.974

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$15,440,781
Undistributed net investment income	49,895
Accumulated net realized loss on investments	(404,027)
Net unrealized appreciation of investments and foreign currencies	388,421

TOTAL NET ASSETS	$15,475,070

²	Class R-6 shares.

†	Non-income producing for the period.

✢	Class 1 shares.

«	Includes $153 payable for fund shares redeemed, $7,122 expense reimbursement receivable from Lincoln Investment Advisors Corporation and $7,997 due to manager and affiliates at June 30, 2017.

ETF–Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$111,590

EXPENSES:
Management fees	50,349
Professional fees	16,668
Distribution fees-Service Class	15,465
Reports and statements to shareholders	5,970
Custodian fees	3,404
Accounting and administration expenses	1,645
Consulting fees	864
Shareholder servicing fees	725
Trustees’ fees and expenses	173
Pricing fees	15
Other	453

95,731
Less:
Management fees waived	(28,867)
Expenses reimbursed	(23,203)

Total operating expenses	43,661

NET INVESTMENT INCOME	67,929

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Distributions from investment companies	170,787
Investments	27,130
Foreign currencies	20

Net realized gain	197,937

Net change in unrealized appreciation (depreciation) of:
Investments	406,767
Foreign currencies	105

Net change in unrealized appreciation (depreciation)	406,872

NET REALIZED AND UNREALIZED GAIN	604,809

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$672,738

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$67,929	$141,350
Net realized gain (loss)	197,937	(665,476)
Net change in unrealized appreciation (depreciation)	406,872	648,165

Net increase in net assets resulting from operations	672,738	124,039

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(10,955)
Service Class	—	(90,859)
Net realized gain:
Standard Class	—	(2,601)
Service Class	—	(28,321)

	—	(132,736)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,400	27,461
Service Class	3,160,087	720,880
Reinvestment of dividends and distributions:
Standard Class	—	13,556
Service Class	—	119,180

	3,161,487	881,077

Cost of shares redeemed:
Standard Class	(24,187)	(15,985)
Service Class	(578,499)	(541,292)

	(602,686)	(557,277)

Increase in net assets derived from capital share transactions	2,558,801	323,800

NET INCREASE IN NET ASSETS	3,231,539	315,103
NET ASSETS:
Beginning of period	12,243,531	11,928,428

End of period	$15,475,070	$12,243,531

Undistributed (distributions in excess of) net investment income	$49,895	$(18,034)

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
	Six Months	Year Ended
	Ended			5/1/14[2]
	6/30/17[1]			to
	(unaudited)	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$9.483	$9.487	$9.938	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.060	0.133	0.161	0.165
Net realized and unrealized gain (loss)	0.443	(0.012)	(0.429)	(0.053)

Total from investment operations	0.503	0.121	(0.268)	0.112

Less dividends and distributions from:
Net investment income	—	(0.101)	(0.120)	(0.174)
Net realized gain	—	(0.024)	(0.063)	—

Total dividends and distributions	—	(0.125)	(0.183)	(0.174)

Net asset value, end of period	$9.986	$9.483	$9.487	$9.938

Total return[4]	5.30%	1.34%	(2.76% )	1.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,072	$1,040	$1,015	$1,054
Ratio of expenses to average net assets[5]	0.42%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.19%	1.46%	1.46%	1.33%
Ratio of net investment income to average net assets	1.24%	1.42%	1.61%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.47%	0.53%	0.72%	1.68%
Portfolio turnover	53%	98%	55%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended		5/1/14[2] to
	(unaudited)	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$9.483	$9.488	$9.938	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.048	0.109	0.136	0.148
Net realized and unrealized gain (loss)	0.443	(0.012)	(0.428)	(0.053)

Total from investment operations	0.491	0.097	(0.292)	0.095

Less dividends and distributions from:
Net investment income	—	(0.078)	(0.095)	(0.157)
Net realized gain	—	(0.024)	(0.063)	—

Total dividends and distributions	—	(0.102)	(0.158)	(0.157)

Net asset value, end of period	$9.974	$9.483	$9.488	$9.938

Total return[4]	5.18%	1.09%	(3.00% )	0.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,403	$11,204	$10,913	$9,676
Ratio of expenses to average net assets[5]	0.67%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.44%	1.71%	1.71%	1.58%
Ratio of net investment income to average net assets	0.99%	1.17%	1.36%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.22%	0.28%	0.47%	1.43%
Portfolio turnover	53%	98%	55%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.43% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the average daily net assets for the Standard Class and 0.67% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The fees are calculated daily and paid monthly.

Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, fees for these administrative and legal services were as follows:

Administrative	$358
Legal	87

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $695 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Expense reimbursement receivable from LIAC	$7,122
Management fees payable to LIAC	4,019
Distribution fees payable to LFD	2,919
Printing and mailing fees payable to Lincoln Life	695
Shareholder servicing fees payable to Lincoln Life	364

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2017, Lincoln Life directly owned 67.32% of the Fund.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,078,965
Sales	6,946,797

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$14,945,843

Aggregate unrealized appreciation	$508,177
Aggregate unrealized depreciation	(119,722)

Net unrealized appreciation	$388,455

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from November 1, 2016 through December 31, 2016, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. At December 31, 2016, the Fund deferred $49,178 of qualified late year ordinary losses.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$130,097	$383,591	$513,688

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$15,334,298

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	145	2,902
Service Class	322,648	76,868

Shares reinvested:
Standard Class	—	1,428
Service Class	—	12,562

	322,793	93,760

Shares redeemed:
Standard Class	(2,478)	(1,694)
Service Class	(60,062)	(58,183)

	(62,540)	(59,877)

Net increase	260,253	33,883

5. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Value Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Franklin Templeton Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,055.20	0.05%	$0.25
Service Class Shares	1,000.00	1,053.40	0.40%	2.04
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.55	0.05%	$0.25
Service Class Shares	1,000.00	1,022.81	0.40%	2.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	9.28%
Equity Fund	9.28%
Unaffiliated Investments	90.59%
Equity Funds	83.75%
Money Market Fund	6.84%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–9.28%
Equity Fund–9.28%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Growth & Income VIP Fund	2,001,191	$29,697,673

Total Affiliated Investment (Cost $29,854,391)		29,697,673

UNAFFILIATED INVESTMENTS–90.59%
Equity Funds–83.75%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	5,621,428	89,155,843
Franklin Rising Dividends VIP Fund	1,129,496	29,570,215
Mutual Shares VIP Fund	6,936,192	149,336,204

		268,062,262

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	21,910,384	$21,910,384

		21,910,384

Total Unaffiliated Investments (Cost $268,857,783)		289,972,646

TOTAL VALUE OF SECURITIES–99.87% (Cost $298,712,174)	319,670,319
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	414,811

NET ASSETS APPLICABLE TO 30,615,323 SHARES OUTSTANDING–100.00%	$320,085,130

✢Class	1 shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
10	British Pound	$801,905	$815,313	9/19/17	$13,408	$—
10	Euro	1,417,342	1,433,375	9/19/17	16,033	—
9	Japanese Yen	1,035,815	1,002,375	9/19/17	—	(33,440)

					29,441	(33,440)

Equity Contracts:
100	E-mini S&P 500 Index	12,132,425	12,104,500	9/18/17	—	(27,925)
7	E-mini S&P MidCap 400 Index	1,235,731	1,222,270	9/18/17	—	(13,461)
40	Euro STOXX 50 Index	1,623,688	1,567,486	9/18/17	—	(56,202)
9	FTSE 100 Index	871,694	848,970	9/18/17	—	(22,724)
6	Nikkei 225 Index (OSE)	1,073,044	1,067,971	9/8/17	—	(5,073)

					—	(125,385)

Total					$29,441	$(158,825)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Unaffiliated investments, at value	$289,972,646
Affiliated investment, at value	29,697,673

Total investments, at value	319,670,319
Foreign currencies collateral held at broker for futures contracts, at value	445,988
Cash collateral held at broker for futures contracts	403,707
Receivable for fund shares sold	46,257
Foreign currencies, at value	29,761
Unrealized appreciation on futures contracts	29,441
Expense reimbursement from Lincoln Investment Advisors Corporation	18,049
Dividends receivable from investments	14,841

TOTAL ASSETS	320,658,363

LIABILITIES:
Cash due to custodian	248,970
Unrealized depreciation on futures contracts	158,825
Due to manager and affiliates	118,657
Other accrued expenses payable	22,381
Payable for investments purchased	13,651
Payable for fund shares redeemed	10,749

TOTAL LIABILITIES	573,233

TOTAL NET ASSETS	$320,085,130

Unaffiliated investments, at cost	$268,857,783
Affiliated investment, at cost	29,854,391

Total investments, at cost	$298,712,174

Foreign currencies, at cost	$29,802

Foreign currencies collateral held at broker for futures contracts, at cost	$445,988

Standard Class:
Net Assets	$36,382
Shares Outstanding	3,474
Net Asset Value Per Share	$10.473	*

Service Class:
Net Assets	$320,048,748
Shares Outstanding	30,611,849
Net Asset Value Per Share	$10.455

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$306,663,681
Undistributed net investment income	5,716,061
Accumulated net realized loss on investments	(13,123,331)
Net unrealized appreciation of investments and derivatives	20,828,719

TOTAL NET ASSETS	$320,085,130

* Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–4

LVIP Franklin Templeton Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$4,384,561
Dividends from affiliated investment	1,819,503

6,204,064

EXPENSES:
Management fees	993,137
Distribution fees-Service Class	534,704
Accounting and administration expenses	25,770
Professional fees	17,440
Shareholder servicing fees	15,483
Reports and statements to shareholders	13,988
Trustees’ fees and expenses	4,073
Custodian fees	2,284
Consulting fees	2,126
Pricing fees	126
Other	1,392

1,610,523
Less:
Management fees waived	(947,300)
Expenses reimbursed	(52,124)

Total operating expenses	611,099

NET INVESTMENT INCOME	5,592,965

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	1,083,594
Distributions from affiliated investment	1,777,982
Sale of unaffiliated investments	(247,155)
Sale of affiliated investment	(31,898)
Foreign currencies	13,906
Futures contracts	1,480,330

Net realized gain	4,076,759

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	8,181,904
Affiliated investment	(2,024,588)
Foreign currencies	6
Futures contracts	(137,373)

Net change in unrealized appreciation (depreciation)	6,019,949

NET REALIZED AND UNREALIZED GAIN	10,096,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,689,673

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,592,965	$5,708,578
Net realized gain (loss)	4,076,759	(16,375,919)
Net change in unrealized appreciation (depreciation)	6,019,949	36,774,408

Net increase in net assets resulting from operations	15,689,673	26,107,067

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(853)
Service Class	—	(5,969,338)
Net realized gain:
Standard Class	—	(300)
Service Class	—	(3,199,874)

	—	(9,170,365)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	69	10,216
Service Class	42,817,795	98,331,083
Reinvestment of dividends and distributions:
Standard Class	—	1,153
Service Class	—	9,169,212

	42,817,864	107,511,664

Cost of shares redeemed:
Standard Class	(52)	(10,773)
Service Class	(18,471,572)	(24,563,750)

	(18,471,624)	(24,574,523)

Increase in net assets derived from capital share transactions	24,346,240	82,937,141

NET INCREASE IN NET ASSETS	40,035,913	99,873,843
NET ASSETS:
Beginning of period	280,049,217	180,175,374

End of period	$320,085,130	$280,049,217

Undistributed net investment income	$5,716,061	$123,096

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–5

LVIP Franklin Templeton Value Managed Volatility

Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended		1/2/14[3] to
		12/31/16[2]	12/31/15	12/31/14
Net asset value, beginning of period	$9.923	$9.258	$10.315	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.205	0.273	0.356	0.292
Net realized and unrealized gain (loss)	0.345	0.769	(1.151)	0.179

Total from investment operations	0.550	1.042	(0.795)	0.471

Less dividends and distributions from:
Net investment income	—	(0.249)	(0.262)	(0.156)
Net realized gain	—	(0.128)	—	—

Total dividends and distributions	—	(0.377)	(0.262)	(0.156)

Net asset value, end of period	$10.473	$9.923	$9.258	$10.315

Total return[5]	5.52%	11.35%	(7.72% )	4.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36	$34	$31	$30
Ratio of expenses to average net assets[6]	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.70%	0.72%	0.74%	0.81%
Ratio of net investment income to average net assets	4.01%	2.88%	3.49%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.36%	2.21%	2.79%	2.08%
Portfolio turnover	3%	45%	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–6

LVIP Franklin Templeton Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	Year Ended		1/2/14[3] to
		12/31/16[2]	12/31/15	12/31/14
Net asset value, beginning of period	$9.925	$9.262	$10.316	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.187	0.241	0.318	0.261
Net realized and unrealized gain (loss)	0.343	0.766	(1.146)	0.173

Total from investment operations	0.530	1.007	(0.828)	0.434

Less dividends and distributions from:
Net investment income	—	(0.216)	(0.226)	(0.118)
Net realized gain	—	(0.128)	—	—

Total dividends and distributions	—	(0.344)	(0.226)	(0.118)

Net asset value, end of period	$10.455	$9.925	$9.262	$10.316

Total return[5]	5.34%	10.95%	(8.03% )	4.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,049	$280,015	$180,144	$93,679
Ratio of expenses to average net assets[6]	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.05%	1.07%	1.09%	1.16%
Ratio of net investment income to average net assets	3.66%	2.53%	3.14%	2.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.01%	1.86%	2.44%	1.73%
Portfolio turnover	3%	45%	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–7

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Underlying Funds, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014-December 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date.

LVIP Franklin Templeton Value Managed Volatility Fund–8

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.62% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.05% of average daily net assets for the Standard Class and 0.40% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$8,585
Legal	2,073

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,713 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and Service Class shares. The two classes are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$18,049
Management fees payable to LIAC	7,918
Distribution fees payable to LFD	92,371
Shareholder servicing fees payable	7,655
Printing and mailing fees payable to Lincoln Life	10,713

LVIP Franklin Templeton Value Managed Volatility Fund–9

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investment, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP Fund - Class 1	$26,030,554	$6,669,213	$945,608	$(31,898)	$(2,024,588)	$29,697,673	$1,819,503	$1,777,982

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$40,882,421
Sales	9,639,417

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$298,712,174

Aggregate unrealized appreciation	$21,114,863
Aggregate unrealized depreciation	(156,718)

Net unrealized appreciation	$20,958,145

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$10,361,487	$2,060,663	$12,422,150

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Franklin Templeton Value Managed Volatility Fund–10

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment	$29,697,673
Unaffiliated Investments	289,972,646

Total Investments	$319,670,319

Derivatives:
Assets:
Futures Contracts	$29,441

Liabilities:
Futures Contracts	$(158,825)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	6	1,057
Service Class	4,189,470	10,405,412
Shares reinvested:
Standard Class	—	117
Service Class	—	933,766

	4,189,476	11,340,352

Shares redeemed:
Standard Class	(5)	(1,095)
Service Class	(1,790,899)	(2,576,268)

	(1,790,904)	(2,577,363)

Net increase	2,398,572	8,762,989

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP Franklin Templeton Value Managed Volatility Fund–11

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$(125,385)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	29,441	Unrealized depreciation on futures contracts	(33,440)

Total		$29,441		$(158,825)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,359,539	$(172,125)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	120,791	34,752

Total		$1,480,330	$(137,373)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,114,715	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP Franklin Templeton Value Managed Volatility Fund–12

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–13

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP Global Allocation Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP Global Conservative Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,053.20	0.28%	$1.43
Service Class Shares	1,000.00	1,051.90	0.53%	2.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

LVIP Global Moderate Allocation Managed

Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,071.20	0.28%	$1.44
Service Class Shares	1,000.00	1,069.90	0.53%	2.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

LVIP Global Growth Allocation Managed

Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,076.50	0.28%	$1.44
Service Class Shares	1,000.00	1,075.20	0.53%	2.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

LVIP Global Conservative Allocation Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	90.46%
Equity Funds	24.88%
Fixed Income Funds	53.74%
International Equity Funds	9.93%
International Fixed Income Fund	1.91%
Unaffiliated Investments	9.55%
Commodity Fund	1.03%
Equity Fund	2.00%
Fixed Income Fund	1.54%
International Equity Fund	2.01%
Money Market Fund	2.97%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP Global Moderate Allocation Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	88.76%
Equity Funds	35.89%
Fixed Income Funds	34.09%
International Equity Funds	16.96%
International Fixed Income Fund	1.82%
Unaffiliated Investments	11.32%
Commodity Fund	1.03%
Equity Fund	2.00%
Fixed Income Fund	0.26%
International Equity Fund	4.02%
Money Market Fund	4.01%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP Global Growth Allocation Managed

Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	90.80%
Equity Funds	39.90%
Fixed Income Funds	24.21%
International Equity Funds	24.94%
International Fixed Income Fund	1.75%
Unaffiliated Investments	9.21%
Commodity Fund	1.03%
Equity Fund	0.99%
Fixed Income Fund	0.19%
International Equity Fund	3.00%
Money Market Fund	4.00%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–2

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.46%
Equity Funds–24.88%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	2,805,779	$41,814,529
LVIP SSGA Mid-Cap Index Fund	3,426,216	41,655,935
LVIP SSGA S&P 500 Index Fund	11,421,588	194,132,725
LVIP SSGA Small-Cap Index Fund	928,641	27,986,453
LVIP T. Rowe Price Growth Stock Fund	1,047,736	41,573,110

		347,162,752

Fixed Income Funds–53.74%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	3,913,583	39,938,113
LVIP Delaware Bond Fund	19,366,477	266,986,247
LVIP JPMorgan High Yield Fund	5,933,695	66,475,182
LVIP PIMCO Low Duration Bond Fund	6,581,944	66,767,244
LVIP SSGA Bond Index Fund	5,833,808	66,452,905
LVIP Western Asset Core Bond Fund	24,728,884	243,431,136

		750,050,827

International Equity Funds–9.93%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	2,549,583	41,560,753
LVIP Mondrian International Value Fund	1,589,408	27,409,349
LVIP SSGA Developed International 150 Fund	1,564,139	13,970,887
LVIP SSGA International Index Fund	5,982,981	55,677,621

		138,618,610

International Fixed Income Fund–1.91%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	2,357,159	26,640,607

		26,640,607

Total Affiliated Investments (Cost $1,090,465,949)		1,262,472,796

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–9.55%
Commodity Fund–1.03%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	2,201,788	$14,355,656

		14,355,656

Equity Fund–2.00%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	784,923	27,888,314

		27,888,314

Fixed Income Fund–1.54%
²American Funds® –
American Funds Mortgage Fund	2,118,759	21,463,031

		21,463,031

International Equity Fund–2.01%
iShares MSCI Emerging Markets ETF	676,790	28,012,338

		28,012,338

Money Market Fund–2.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	41,531,154	41,531,154

		41,531,154

Total Unaffiliated Investments (Cost $127,884,614)		133,250,493

TOTAL VALUE OF SECURITIES–100.01% (Cost $1,218,350,563)	1,395,723,289
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(72,814)

NET ASSETS APPLICABLE TO 99,562,899 SHARES OUTSTANDING–100.00%	$1,395,650,475

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–88.76%
Equity Funds–35.89%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	19,431,088	$289,581,510
LVIP SSGA Mid-Cap Index Fund	17,738,506	215,664,755
LVIP SSGA S&P 500 Index Fund	84,475,152	1,435,824,157
LVIP SSGA Small-Cap Index Fund	7,236,382	218,082,853
LVIP T. Rowe Price Growth Stock Fund	7,250,681	287,699,786
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,932,800	143,906,005

		2,590,759,066

Fixed Income Funds–34.09%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	19,179,590	195,727,717
LVIP Delaware Bond Fund	57,054,090	786,547,680
LVIP JPMorgan High Yield Fund	17,455,164	195,550,197
LVIP PIMCO Low Duration Bond Fund	25,824,106	261,959,729
LVIP SSGA Bond Index Fund	34,371,247	391,522,874
LVIP Western Asset Core Bond Fund	63,921,066	629,238,977

		2,460,547,174

International Equity Funds–16.96%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	26,418,181	430,642,769
LVIP Mondrian International Value Fund	12,464,329	214,947,347
LVIP SSGA Developed International 150 Fund	24,375,825	217,724,872
LVIP SSGA Emerging Markets 100 Fund	7,644,122	72,840,840
LVIP SSGA International Index Fund	30,982,929	288,327,138

		1,224,482,966

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.82%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	11,592,348	$131,016,717

		131,016,717

Total Affiliated Investments (Cost $5,322,470,232)		6,406,805,923

UNAFFILIATED INVESTMENTS–11.32%
Commodity Fund–1.03%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	11,400,370	74,330,416

		74,330,416

Equity Fund–2.00%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	4,064,291	144,404,262

		144,404,262

Fixed Income Fund–0.26%
²American Funds®–
American Funds Mortgage Fund	1,864,063	18,882,955

		18,882,955

International Equity Fund–4.02%
iShares MSCI Emerging Markets ETF	7,006,095	289,982,272

		289,982,272

Money Market Fund–4.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	289,278,640	289,278,640

		289,278,640

Total Unaffiliated Investments (Cost $806,233,729)		816,878,545

TOTAL VALUE OF SECURITIES–100.08% (Cost $6,128,703,961)	7,223,684,468
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(5,974,509)

NET ASSETS APPLICABLE TO 499,324,850 SHARES OUTSTANDING–100.00%	$7,217,709,959

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–6

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.80%
Equity Funds–39.90%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	24,184,740	$360,425,187
LVIP SSGA Mid-Cap Index Fund	44,235,279	537,812,519
LVIP SSGA S&P 500 Index Fund	115,675,082	1,966,129,364
LVIP SSGA Small-Cap Index Fund	8,977,658	270,559,689
LVIP T. Rowe Price Growth Stock Fund	9,036,339	358,552,914
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,692,106	89,555,725

		3,583,035,398

Fixed Income Funds–24.21%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	15,376,250	156,914,630
LVIP Delaware Bond Fund	56,974,222	785,446,619
LVIP JPMorgan High Yield Fund	20,949,791	234,700,510
LVIP PIMCO Low Duration Bond Fund	23,225,669	235,601,184
LVIP SSGA Bond Index Fund	20,593,129	234,576,335
LVIP Western Asset Core Bond Fund	53,545,615	527,103,030

		2,174,342,308

International Equity Funds–24.94%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	18,858,688	177,686,554
LVIP MFS International Growth Fund	32,944,462	537,027,680
LVIP Mondrian International Value Fund	15,463,598	266,669,755
LVIP SSGA Developed International 150 Fund	30,241,425	270,116,407
LVIP SSGA Emerging Markets 100 Fund	19,028,245	181,320,147
LVIP SSGA International Index Fund	86,742,497	807,225,673

		2,240,046,216

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.75%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	13,890,088	$156,985,779

		156,985,779

Total Affiliated Investments (Cost $6,752,269,164)		8,154,409,701

UNAFFILIATED INVESTMENTS–9.21%
Commodity Fund–1.03%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	14,189,352	92,514,572

		92,514,572

Equity Fund–0.99%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,508,038	89,110,575

		89,110,575

Fixed Income Fund–0.19%
²American Funds®–
American Funds Mortgage Fund	1,730,995	17,534,977

		17,534,977

International Equity Fund–3.00%
iShares MSCI Emerging Markets ETF	6,505,753	269,273,117

		269,273,117

Money Market Fund–4.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	359,113,507	359,113,507

		359,113,507

Total Unaffiliated Investments (Cost $811,538,935)		827,546,748

TOTAL VALUE OF SECURITIES–100.01% (Cost $7,563,808,099)	8,981,956,449
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(849,040)

NET ASSETS APPLICABLE TO 639,637,537 SHARES OUTSTANDING–100.00%	$8,981,107,409

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–8

LVIP Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$1,262,472,796	$6,406,805,923	$8,154,409,701
Unaffiliated investments, at value	133,250,493	816,878,545	827,546,748

Total investments, at value	1,395,723,289	7,223,684,468	8,981,956,449
Cash	—	1,890,009	1,813,875
Receivables for investments sold	598,185	411,519	1,971,491
Receivables for fund shares sold	452,240	119,899	1,784,606
Dividends receivable from investments	58,846	207,758	249,125

TOTAL ASSETS	1,396,832,560	7,226,313,653	8,987,775,546

LIABILITIES:
Due to manager and affiliates	614,743	3,219,630	3,977,911
Payables for fund shares redeemed	487,255	5,211,130	2,478,381
Other accrued expenses payable	47,210	144,009	184,984
Payables for investments purchased	32,877	28,925	26,861

TOTAL LIABILITIES	1,182,085	8,603,694	6,668,137

TOTAL NET ASSETS	$1,395,650,475	$7,217,709,959	$8,981,107,409

Affiliated investments, at cost	$1,090,465,949	$5,322,470,232	$6,752,269,164
Unaffiliated investments, at cost	127,884,614	806,233,729	811,538,935

Total investments, at cost	$1,218,350,563	$6,128,703,961	$7,563,808,099

Standard Class:
Net Assets	$75,404,317	$222,669,218	$210,249,063
Shares Outstanding	5,371,174	15,383,190	14,956,925
Net Asset Value Per Share	$14.039	$14.475	$14.057

Service Class:
Net Assets	$1,320,246,158	$6,995,040,741	$8,770,858,346
Shares Outstanding	94,191,725	483,941,660	624,680,612
Net Asset Value Per Share	$14.017	$14.454	$14.041

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,239,197,531	$6,439,886,469	$8,087,741,294
Accumulated net investments loss	(2,786,298)	(13,008,762)	(16,825,557)
Accumulated net realized loss on investments	(18,133,484)	(304,148,255)	(507,956,678)
Net unrealized appreciation of investments	177,372,726	1,094,980,507	1,418,148,350

TOTAL NET ASSETS	$1,395,650,475	$7,217,709,959	$8,981,107,409

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$865,757	$4,378,351	$5,502,829

EXPENSES:
Management fees	1,756,510	8,939,364	11,093,454
Distribution fees-Service Class	1,664,222	8,670,613	10,838,812
Shareholder servicing fees	68,121	351,276	436,390
Accounting and administration expenses	65,888	271,877	333,274
Professional fees	31,011	84,730	104,723
Reports and statements to shareholders	25,008	125,841	119,146
Trustees’ fees and expenses	19,291	97,186	122,639
Custodian fees	12,748	46,759	60,661
Consulting fees	3,355	9,630	11,501
Pricing fees	79	377	463
Other	5,822	25,631	25,796

Total operating expenses	3,652,055	18,623,284	23,146,859

NET INVESTMENT LOSS	(2,786,298)	(14,244,933)	(17,644,030)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	1,090,444	2,700,155	6,687,573
Sale of affiliated investments	4,773,753	45,293,652	40,144,442
Sale of unaffiliated investments	259,265	(6,349,317)	260,296

Net realized gain	6,123,462	41,644,490	47,092,311

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	66,251,134	417,348,099	574,798,306
Unaffiliated investments	2,398,977	42,301,247	43,744,724

Net change in unrealized appreciation (depreciation)	68,650,111	459,649,346	618,543,030

NET REALIZED AND UNREALIZED GAIN	74,773,573	501,293,836	665,635,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,987,275	$487,048,903	$647,991,311

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,786,298)	$23,669,510	$(14,244,933)	$102,058,191	$(17,644,030)	$136,558,331
Net realized gain (loss)	6,123,462	415,976	41,644,490	(151,282,051)	47,092,311	(197,928,209)
Net change in unrealized appreciation (depreciation)	68,650,111	44,877,964	459,649,346	340,822,104	618,543,030	455,179,531

Net increase in net assets resulting from operations	71,987,275	68,963,450	487,048,903	291,598,244	647,991,311	393,809,653

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,640,751)	—	(3,862,169)	—	(3,854,871)
Service Class	—	(27,366,286)	—	(111,135,539)	—	(147,315,860)
Net realized gain:
Standard Class	—	(1,145,461)	—	(2,366,172)	—	—
Service Class	—	(21,982,058)	—	(78,960,435)	—	—

	—	(52,134,556)	—	(196,324,315)	—	(151,170,731)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,928,205	11,819,840	17,771,823	36,985,268	13,373,115	31,385,381
Service Class	37,020,239	190,336,131	100,433,177	372,668,632	100,754,818	351,071,662
Reinvestment of dividends and distributions:
Standard Class	—	2,786,212	—	6,228,341	—	3,854,871
Service Class	—	49,348,344	—	190,095,974	—	147,315,860

	41,948,444	254,290,527	118,205,000	605,978,215	114,127,933	533,627,774

Cost of shares redeemed:
Standard Class	(6,988,846)	(15,686,603)	(20,917,978)	(53,584,811)	(17,200,506)	(38,783,660)
Service Class	(159,582,173)	(238,868,182)	(537,127,918)	(780,184,284)	(622,207,987)	(953,293,497)

	(166,571,019)	(254,554,785)	(558,045,896)	(833,769,095)	(639,408,493)	(992,077,157)

Decrease in net assets derived from capital share transactions	(124,622,575)	(264,258)	(439,840,896)	(227,790,880)	(525,280,560)	(458,449,383)

NET INCREASE (DECREASE) IN NET ASSETS	(52,635,300)	16,564,636	47,208,007	(132,516,951)	122,710,751	(215,810,461)
NET ASSETS:
Beginning of period	1,448,285,775	1,431,721,139	7,170,501,952	7,303,018,903	8,858,396,658	9,074,207,119

End of period	$1,395,650,475	$1,448,285,775	$7,217,709,959	$7,170,501,952	$8,981,107,409	$8,858,396,658

Undistributed (Accumulated) net investment income (loss)	$(2,786,298)	$—	$(13,008,762)	$1,236,171	$(16,825,557)	$818,473

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–11

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)				Year Ended 12/31/14
			12/31/16[2]	12/31/15		12/31/13	12/31/12
Net asset value, beginning of period	$13.330		$13.188	$13.944	$13.623	$12.850	$12.226

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.249	0.267	0.234	0.200	0.243
Net realized and unrealized gain (loss)	0.720		0.412	(0.545)	0.542	1.049	0.946

Total from investment operations	0.709		0.661	(0.278)	0.776	1.249	1.189

Less dividends and distributions from:
Net investment income	—		(0.304)	(0.294)	(0.282)	(0.266)	(0.503)
Net realized gain	—		(0.215)	(0.184)	(0.173)	(0.210)	(0.062)

Total dividends and distributions	—		(0.519)	(0.478)	(0.455)	(0.476)	(0.565)

Net asset value, end of period	$14.039		$13.330	$13.188	$13.944	$13.623	$12.850

Total return[4]	5.32%		5.02%	(2.00% )	5.70%	9.75%	9.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,404		$73,615	$73,945	$80,856	$67,666	$58,577
Ratio of expenses to average net assets[5]	0.28%		0.27%	0.27%	0.27%	0.28%	0.29%
Ratio of net investment income (loss) to average net assets	(0.16%	)	1.86%	1.91%	1.67%	1.49%	1.90%
Portfolio turnover	14%		34%	23%	18%	24%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.325		$13.185	$13.939	$13.620	$12.849	$12.225

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.215	0.232	0.199	0.166	0.211
Net realized and unrealized gain (loss)	0.720		0.410	(0.543)	0.540	1.047	0.945

Total from investment operations	0.692		0.625	(0.311)	0.739	1.213	1.156

Less dividends and distributions from:
Net investment income	—		(0.270)	(0.259)	(0.247)	(0.232)	(0.470)
Net realized gain	—		(0.215)	(0.184)	(0.173)	(0.210)	(0.062)

Total dividends and distributions	—		(0.485)	(0.443)	(0.420)	(0.442)	(0.532)

Net asset value, end of period	$14.017		$13.325	$13.185	$13.939	$13.620	$12.849

Total return[4]	5.19%		4.75%	(2.23% )	5.43%	9.47%	9.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,320,246		$1,374,671	$1,357,776	$1,344,553	$1,189,830	$867,245
Ratio of expenses to average net assets[5]	0.53%		0.52%	0.52%	0.52%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	(0.41%	)	1.61%	1.66%	1.42%	1.24%	1.65%
Portfolio turnover	14%		34%	23%	18%	24%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–13

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.513		$13.341	$14.109	$13.815	$12.562	$11.844

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.222	0.254	0.243	0.209	0.229
Net realized and unrealized gain (loss)	0.973		0.356	(0.729)	0.331	1.279	0.900

Total from investment operations	0.962		0.578	(0.475)	0.574	1.488	1.129

Less dividends and distributions from:
Net investment income	—		(0.253)	(0.284)	(0.280)	(0.235)	(0.411)
Net realized gain	—		(0.153)	(0.009)	—	—	—

Total dividends and distributions	—		(0.406)	(0.293)	(0.280)	(0.235)	(0.411)

Net asset value, end of period	$14.475		$13.513	$13.341	$14.109	$13.815	$12.562

Total return[4]	7.12%		4.34%	(3.37% )	4.15%	11.86%	9.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,669		$210,980	$218,424	$217,898	$194,034	$161,420
Ratio of expenses to average net assets[5]	0.28%		0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.16%	)	1.65%	1.79%	1.71%	1.58%	1.85%
Portfolio turnover	9%		23%	20%	19%	15%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.510		$13.340	$14.107	$13.814	$12.562	$11.843

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.188	0.218	0.207	0.176	0.198
Net realized and unrealized gain (loss)	0.972		0.354	(0.728)	0.331	1.278	0.900

Total from investment operations	0.944		0.542	(0.510)	0.538	1.454	1.098

Less dividends and distributions from:
Net investment income	—		(0.219)	(0.248)	(0.245)	(0.202)	(0.379)
Net realized gain	—		(0.153)	(0.009)	—	—	—

Total dividends and distributions	—		(0.372)	(0.257)	(0.245)	(0.202)	(0.379)

Net asset value, end of period	$14.454		$13.510	$13.340	$14.107	$13.814	$12.562

Total return[4]	6.99%		4.08%	(3.62% )	3.88%	11.58%	9.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,995,041		$6,959,522	$7,084,595	$6,972,807	$5,519,293	$2,854,360
Ratio of expenses to average net assets[5]	0.53%		0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.41%	)	1.40%	1.54%	1.46%	1.33%	1.60%
Portfolio turnover	9%		23%	20%	19%	15%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–15

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.058		$12.711	$13.474	$13.290	$11.902	$11.190

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.228	0.246	0.243	0.226	0.234
Net realized and unrealized gain (loss)	1.009		0.377	(0.743)	0.220	1.384	0.784

Total from investment operations	0.999		0.605	(0.497)	0.463	1.610	1.018

Less dividends and distributions from:
Net investment income	—		(0.258)	(0.266)	(0.279)	(0.222)	(0.306)
Return of capital	—		—	—	—	— [4]	—

Total dividends and distributions	—		(0.258)	(0.266)	(0.279)	(0.222)	(0.306)

Net asset value, end of period	$14.057		$13.058	$12.711	$13.474	$13.290	$11.902

Total return[5]	7.65%		4.75%	(3.69% )	3.47%	13.55%	9.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,249		$199,014	$197,206	$195,440	$175,175	$139,866
Ratio of expenses to average net assets[6]	0.28%		0.27%	0.27%	0.26%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.15%	)	1.77%	1.82%	1.79%	1.78%	2.00%
Portfolio turnover	9%		21%	22%	15%	15%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.059		$12.713	$13.475	$13.292	$11.905	$11.191

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)		0.195	0.212	0.209	0.195	0.205
Net realized and unrealized gain (loss)	1.009		0.377	(0.742)	0.219	1.383	0.784

Total from investment operations	0.982		0.572	(0.530)	0.428	1.578	0.989

Less dividends and distributions from:
Net investment income	—		(0.226)	(0.232)	(0.245)	(0.191)	(0.275)
Return of capital	—		—	—	—	— [4]	—

Total dividends and distributions	—		(0.226)	(0.232)	(0.245)	(0.191)	(0.275)

Net asset value, end of period	$14.041		$13.059	$12.713	$13.475	$13.292	$11.905

Total return[5]	7.52%		4.49%	(3.93% )	3.21%	13.26%	8.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,770,858		$8,659,383	$8,877,001	$8,704,565	$6,467,673	$2,518,033
Ratio of expenses to average net assets[6]	0.53%		0.52%	0.52%	0.51%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.40%	)	1.52%	1.57%	1.54%	1.53%	1.75%
Portfolio turnover	9%		21%	22%	15%	15%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–17

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are a non-diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation– ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds’ managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$40,514	$204,541	$253,438
Legal	9,777	49,366	61,167

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$19,231	$104,480	$92,425

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, each Fund had liabilities payable to affiliates as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$288,802	$1,493,878	$1,856,700
Distribution fees payable to LFD	273,209	1,447,983	1,813,409
Shareholder servicing fees payable to Lincoln Life	33,501	173,290	215,377
Printing and mailing fees payable to Lincoln Life	19,231	104,479	92,425

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Funds engaged in securities purchases and securities sales as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$516,280	$2,561,125	$ 49,283
Sales	20,168	228,465	2,470,084

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs).

Affiliated investments of the LVIP Global Conservative Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$42,319,915	$1,279,182	$3,860,063	$(26,541)	$225,620	$39,938,113	$—	$—
LVIP Delaware Bond Fund	393,504,262	—	134,792,508	(3,887,210)	12,161,703	266,986,247	—	—
LVIP Global Income Fund	28,144,559	370,615	2,950,037	(92,558)	1,168,028	26,640,607	—	—
LVIP JPMorgan High Yield Fund	85,089,466	285,626	22,325,613	(370,992)	3,796,695	66,475,182	—	—
LVIP MFS International Growth Fund	28,347,149	11,794,178	3,483,082	221,728	4,680,780	41,560,753	—	—
LVIP Mondrian International Value Fund	42,509,488	139,646	20,136,655	1,093,329	3,803,541	27,409,349	—	—
LVIP PIMCO Low Duration Bond Fund	70,538,394	1,813,294	6,433,439	11,843	837,152	66,767,244	—	—
LVIP SSGA Bond Index Fund	70,336,467	1,756,306	7,082,797	(109,535)	1,552,464	66,452,905	—	—
LVIP SSGA Developed International 150 Fund	13,809,331	54,302	1,569,944	110,749	1,566,449	13,970,887	—	—
LVIP SSGA International Index Fund	42,151,919	12,685,109	4,793,818	354,312	5,280,099	55,677,621	—	—
LVIP SSGA Large Cap 100 Fund	55,411,390	188,982	18,011,742	1,326,624	2,899,275	41,814,529	—	—
LVIP SSGA Mid-Cap Index Fund	41,879,798	1,461,444	4,033,883	589,859	1,758,717	41,655,935	—	—
LVIP SSGA S&P 500 Index Fund	197,112,518	5,593,071	25,790,123	5,848,677	11,368,582	194,132,725	—	—
LVIP SSGA Small-Cap Index Fund	28,082,058	1,180,639	2,578,090	424,498	877,348	27,986,453	—	—
LVIP T. Rowe Price Growth Stock Fund	41,923,118	148,011	8,096,703	870,815	6,727,869	41,573,110	—	—
LVIP Western Asset Core Bond Fund	148,211,006	140,731,731	51,466,568	(1,591,845)	7,546,812	243,431,136	—	—

Total	$1,329,370,838	$179,482,136	$317,405,065	$4,773,753	$66,251,134	$1,262,472,796	$—	$—

LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments of the LVIP Global Moderate Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$207,604,826	$6,304,853	$19,189,254	$(570,451)	$1,577,743	$195,727,717	$—	$—
LVIP Delaware Bond Fund	1,027,072,959	—	265,272,095	(6,685,345)	31,432,161	786,547,680	—	—
LVIP Global Income Fund	138,064,417	3,040,905	15,493,856	(419,923)	5,825,174	131,016,717	—	—
LVIP JPMorgan High Yield Fund	208,703,183	850,190	22,569,867	(879,400)	9,446,091	195,550,197	—	—
LVIP MFS International Growth Fund	347,659,626	51,807,492	31,020,838	1,974,825	60,221,664	430,642,769	—	—
LVIP Mondrian International Value Fund	208,532,310	850,191	18,650,923	(1,952,998)	26,168,767	214,947,347	—	—
LVIP PIMCO Low Duration Bond Fund	346,029,728	8,724,051	96,897,633	631,535	3,472,048	261,959,729	—	—
LVIP SSGA Bond Index Fund	414,059,489	14,075,413	45,410,148	(814,624)	9,612,744	391,522,874	—	—
LVIP SSGA Developed International 150 Fund	203,228,217	3,113,908	13,835,712	(1,312,346)	26,530,805	217,724,872	—	—
LVIP SSGA Emerging Markets 100 Fund	67,447,570	3,621,156	8,434,789	391,779	9,815,124	72,840,840	—	—
LVIP SSGA International Index Fund	275,985,377	1,133,588	26,382,893	1,317,340	36,273,726	288,327,138	—	—
LVIP SSGA Large Cap 100 Fund	339,763,066	1,416,985	78,040,363	7,931,240	18,510,582	289,581,510	—	—
LVIP SSGA Mid-Cap Index Fund	273,898,903	2,343,188	76,115,825	12,717,638	2,820,851	215,664,755	—	—
LVIP SSGA S&P 500 Index Fund	1,312,242,434	136,673,982	128,997,011	31,571,246	84,333,506	1,435,824,157	—	—
LVIP SSGA Small-Cap Index Fund	206,623,957	15,430,112	13,835,712	1,217,401	8,647,095	218,082,853	—	—
LVIP T. Rowe Price Growth Stock Fund	274,206,203	1,133,588	38,178,492	3,124,464	47,414,023	287,699,786	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	135,945,182	3,063,492	11,811,442	234,744	16,474,029	143,906,005	—	—
LVIP Western Asset Core Bond Fund	542,077,272	174,753,943	103,180,730	(3,183,474)	18,771,966	629,238,977	—	—

Total	$6,529,144,719	$428,337,037	$1,013,317,583	$45,293,651	$417,348,099	$6,406,805,923	$—	$—

LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments of the LVIP Global Growth Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$171,069,884	$5,561,484	$20,560,437	$(393,336)	$1,237,035	$156,914,630	$—	$—
LVIP Clarion Global Real Estate Fund	171,874,787	9,287,225	11,009,435	24,190	7,509,787	177,686,554	—	—
LVIP Delaware Bond Fund	1,010,456,991	—	251,240,755	(4,561,743)	30,792,126	785,446,619	—	—
LVIP Global Income Fund	170,650,674	4,121,802	24,490,822	(580,535)	7,284,660	156,985,779	—	—
LVIP JPMorgan High Yield Fund	257,960,741	1,500,154	35,373,901	(1,109,852)	11,723,368	234,700,510	—	—
LVIP MFS International Growth Fund	257,463,723	256,680,748	21,738,827	1,410,315	43,211,721	537,027,680	—	—
LVIP Mondrian International Value Fund	257,753,024	708,532	21,798,187	(2,381,634)	32,388,020	266,669,755	—	—
LVIP PIMCO Low Duration Bond Fund	342,160,408	9,357,310	119,936,581	820,356	3,199,691	235,601,184	—	—
LVIP SSGA Bond Index Fund	255,896,301	9,244,864	36,073,397	(381,667)	5,890,234	234,576,335	—	—
LVIP SSGA Developed International 150 Fund	251,196,128	4,181,835	16,514,152	434,776	30,817,820	270,116,407	—	—
LVIP SSGA Emerging Markets 100 Fund	166,127,911	9,166,770	19,206,561	(397,716)	25,629,743	181,320,147	—	—
LVIP SSGA International Index Fund	852,841,433	2,161,630	156,344,288	(5,176,435)	113,743,333	807,225,673	—	—
LVIP SSGA Large Cap 100 Fund	335,956,251	84,034,095	87,805,842	1,836,978	26,403,705	360,425,187	—	—
LVIP SSGA Mid-Cap Index Fund	507,792,448	34,022,278	33,030,769	4,168,634	24,859,928	537,812,519	—	—
LVIP SSGA S&P 500 Index Fund	1,963,412,109	9,162,604	181,142,485	44,660,604	130,036,532	1,966,129,364	—	—
LVIP SSGA Small-Cap Index Fund	255,371,064	19,472,600	16,514,152	1,254,114	10,976,063	270,559,689	—	—
LVIP T. Rowe Price Growth Stock Fund	254,194,161	89,566,228	31,628,246	2,856,377	43,564,394	358,552,914	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	84,014,113	2,002,665	6,809,595	506,310	9,842,232	89,555,725	—	—
LVIP Western Asset Core Bond Fund	422,807,289	184,459,032	93,005,911	(2,845,294)	15,687,914	527,103,030	—	—

Total	$7,988,999,440	$734,691,856	$1,184,224,343	$40,144,442	$574,798,306	$8,154,409,701	$—	$—

LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$197,852,556	$ 593,371,724	$ 762,505,086
Sales	323,325,171	1,042,806,237	1,309,594,112

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments	$1,218,350,563	$6,128,703,961	$7,563,808,099

Aggregate unrealized appreciation	$ 177,372,726	$1,115,903,071	$1,445,059,060
Aggregate unrealized depreciation	—	(20,922,564)	(26,910,710)

Net unrealized appreciation	$ 177,372,726	$1,094,980,507	$1,418,148,350

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the LVIP Global Moderate Allocation Managed Risk Fund and the LVIP Global Growth Allocation Managed Risk Fund had the following capital loss carryforwards for federal income tax purposes:

	Pre-Enactment Short-Term Capital Losses Expiring		Post-Enactment Losses (No Expiration)*
Fund	2017	2018	Short-Term	Long-Term	Total
LVIP Global Moderate Allocation Managed Risk Fund	$—	$—	$32,340,466	$12,271,301	$44,611,767
LVIP Global Growth Allocation Managed Risk Fund	75,754,365	20,846,885	58,569,436	6,090,397	161,261,083

*Capital Loss Carryforwards with no expiration must be utilized first.

As of December 31, 2016, the LVIP Global Conservative Allocation Managed Risk Fund had no capital losses carryforwards.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Investments:	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Assets:
Level 1
Affiliated Investments	$1,262,472,796	$6,406,805,923	$8,154,409,701
Unaffiliated Investments	133,250,493	816,878,545	827,546,748

Total Investments	$1,395,723,289	$7,223,684,468	$8,981,956,449

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	358,380	883,029	1,259,780	2,758,729	978,302	2,441,210
Service Class	2,697,077	14,315,330	7,139,002	27,920,713	7,367,808	27,529,574
Shares reinvested:
Standard Class	—	207,782	—	460,061	—	295,008
Service Class	—	3,682,341	—	14,051,892	—	11,273,156

	3,055,457	19,088,482	8,398,782	45,191,395	8,346,110	41,538,948

Shares redeemed:
Standard Class	(509,703)	(1,175,203)	(1,490,045)	(3,977,654)	(1,262,061)	(3,009,788)
Service Class	(11,666,788)	(17,815,962)	(38,326,797)	(57,934,175)	(45,785,671)	(73,948,053)

	(12,176,491)	(18,991,165)	(39,816,842)	(61,911,829)	(47,047,732)	(76,957,841)

Net increase (decrease)	(9,121,034)	97,317	(31,418,060)	(16,720,434)	(38,701,622)	(35,418,893)

LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Global Allocation Managed Risk Funds–26

LVIP Global Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Global Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY each hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,040.10	0.66%	$3.34
Service Class Shares	1,000.00	1,038.90	0.91%	4.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Service Class Shares	1,000.00	1,020.28	0.91%	4.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations and Credit Quality Breakdown (unaudited)

As of June 30, 2017

Security Type	Percentage of Net Assets

Agency Collateralized Mortgage Obligations	0.57%
Agency Mortgage-Backed Securities	0.55%
Corporate Bonds	5.48%
Municipal Bonds	0.06%
Non-Agency Asset-Backed Securities	1.40%
Non-Agency Collateralized Mortgage Obligations	0.89%
Non-Agency Commercial Mortgage-Backed Securities	0.37%
Loan Agreements	0.92%
Sovereign Bonds	50.44%
Supranational Banks	2.14%
U.S. Treasury Obligations	31.19%
Common Stock	0.01%
Exchange-Traded Fund	0.06%
Money Market Fund	2.11%
Short-Term Investment	1.01%
Total Investments	97.20%
Security Sold Short	(0.13%)
Receivables and Other Assets Net of Liabilities	2.93%
Total Net Assets	100.00%

Country*	Percentage of Net Assets

Australia	3.69%
Brazil	1.18%
Canada	0.13%
Cayman Islands	0.78%
China	0.12%
France	5.19%
Germany	0.12%
Ghana	0.25%
India	1.35%
Indonesia	1.64%
Italy	0.19%
Japan	10.67%
Luxembourg	1.12%
Malaysia	0.74%
Mexico	4.94%
Monaco	0.01%
Netherlands	0.05%
New Zealand	5.90%
Peru	0.01%
Philippines	0.38%
Poland	3.70%
Republic of Korea	0.72%
Serbia	0.02%
Singapore	3.96%
South Africa	0.14%
Spain	5.37%
Supranational	1.08%
Thailand	0.67%
Ukraine	0.40%
United Kingdom	0.27%
United States	39.16%
Total	93.95%

*Allocation includes all investments except for short - term investments.

LVIP Global Income Fund–2

LVIP Global Income Fund

Security Type/Country Allocations and Credit Quality Breakdown (unaudited) (continued)

Credit Quality Breakdown

(as a % of fixed income investments)*

U.S. Government	33.93%
AAA	17.73%
AA	9.32%
A	22.37%
BBB	12.40%
BB	0.86%
B	1.26%
CCC	0.09%
Below CCC	0.01%
Not Rated	0.97%
Short-Term Investment	1.06%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligation, Agency mortgage-backed, and Agency Collateralized Mortgage Obligation securities appear under “U.S. Government”. Discount notes, appear under “Short-Term Investment”. “Not Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Global Income Fund–3

LVIP Global Income Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.57%
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 3.416% 2/25/24	247,318	$254,249
•Series 2014-DN3 M3 5.216% 8/25/24	250,000	272,858
•Series 2015-DN1 M3 5.366% 1/25/25	600,000	650,850
•Series 2015-DNA2 M3 5.116% 12/25/27	500,000	552,085
•Series 2015-DNA3 M2 4.066% 4/25/28	782,792	810,777
•Series 2015-HQ1 M3 5.016% 3/25/25	610,000	663,300
•Series 2015-HQA1 M2 3.866% 3/25/28	1,005,690	1,031,096
•Series 2015-HQA2 M2 4.016% 5/25/28	782,927	810,604
•Series 2016-HQA1 M2 3.966% 9/25/28	500,000	518,821
•Series 2016-HQA2 M2 3.466% 11/25/28	275,000	282,594

Total Agency Collateralized Mortgage Obligations (Cost $5,727,287)		5,847,234

AGENCY MORTGAGE-BACKED SECURITIES–0.55%
Fannie Mae ARM
•2.551% 9/1/34	118,409	125,210
•2.625% 10/1/32	60,779	64,073
•2.705% 9/1/33	102,318	108,344
•2.747% 6/1/35	655,688	690,839
•2.78% 7/1/34	35,272	37,073
•2.79% 11/1/37	46,882	49,245
•2.805% 10/1/35	286,255	297,436
•2.834% 9/1/33	155,712	163,510
•2.876% 4/1/38	17,796	18,972
•2.903% 11/1/34	33,972	35,278
•3.021% 10/1/37	27,175	28,387
•3.031% 4/1/34	149,675	157,369
•3.149% 8/1/36	43,152	46,107
•3.151% 6/1/36	38,349	40,730
•3.185% 4/1/38	125,627	131,205
•3.274% 2/1/35	16,827	17,750
•3.382% 1/1/37	6,844	7,252
•3.468% 1/1/37	114,275	120,901
•3.494% 3/1/35	52,787	55,671
•3.59% 5/1/36	9,783	10,384
•3.674% 5/1/38	108,888	116,198
Freddie Mac ARM
•2.75% 10/1/34	20,808	21,817
•2.823% 1/1/35	140,633	148,203
•2.908% 1/1/36	23,827	24,756

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.923% 1/1/35	131,759	$138,845
•2.946% 11/1/33	15,846	16,740
•2.95% 7/1/36	68,499	70,991
•3.011% 8/1/31	24,853	26,160
•3.051% 3/1/34	15,754	16,575
•3.223% 4/1/30	42,969	44,907
•3.494% 4/1/38	105,560	112,181
•3.588% 11/1/36	16,493	17,722
•3.623% 5/1/38	56,686	59,877
•3.674% 5/1/38	306,061	324,459
GNMA II S.F. 30 yr TBA 4.00% 7/20/47	2,170,000	2,283,416

Total Agency Mortgage-Backed Securities (Cost $5,580,504)		5,628,583

ΔCORPORATE BONDS–5.48%
Australia–0.28%
#BlueScope Steel Finance 144A 6.50% 5/15/21	200,000	211,500
#FMG Resources August 2006 Pty 144A 4.75% 5/15/22	100,000	100,625
National Australia Bank 1.875% 7/23/18	600,000	602,045
Westpac Banking
#144A 2.10% 2/25/21	1,500,000	1,493,251
#144A 2.25% 11/9/20	500,000	501,445

		2,908,866

Canada–0.12%
Canadian Natural Resources 1.75% 1/15/18	500,000	500,024
Royal Bank of Canada 2.10% 10/14/20	500,000	499,381
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20	250,000	242,500

		1,241,905

Cayman Islands–0.14%
Alibaba Group Holding 2.50% 11/28/19	600,000	604,999
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	500,000	499,105
#Park Aerospace Holdings 144A 5.25% 8/15/22	200,000	209,814
#•Seven & Seven 144A 2.43% 9/11/19	150,000	149,110

		1,463,028

China–0.12%
#Export-Import Bank of China 144A 2.50% 7/31/19	600,000	604,641

LVIP Global Income Fund–4

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
China (continued)
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	$610,669

			1,215,310

France–0.10%
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,003,457

			1,003,457

Germany–0.12%
•Deutsche Bank 2.482% 8/20/20		600,000	602,635
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	601,953

			1,204,588

Italy–0.19%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	733,254
Intesa Sanpaolo
3.875% 1/16/18		700,000	706,566
3.875% 1/15/19		500,000	512,525

			1,952,345

Luxembourg–0.06%
Allergan Funding 2.35% 3/12/18		600,000	602,607

			602,607

Mexico–0.04%
Coca-Cola Femsa 2.375% 11/26/18		400,000	402,266

			402,266

Netherlands–0.05%
#•ING Bank 144A 1.989% 10/1/19		500,000	502,733

			502,733

Republic of Korea–0.04%
#Woori Bank 144A 4.75% 4/30/24		350,000	367,248

			367,248

South Africa–0.00%
#*K2016470219 South Africa 144A PIK 3.00% 12/31/22		92,050	5,293

			5,293

Spain–0.01%
Banco Popular Espanol 1.00% 3/3/22	EUR	100,000	117,812

			117,812

United Kingdom–0.27%
Delphi Automotive 3.15% 11/19/20		800,000	817,866
HSBC Holdings 3.40% 3/8/21		200,000	205,666

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United Kingdom (continued)
#Imperial Brands Finance 144A 2.95% 7/21/20	400,000	$407,053
#Petrofac 144A 3.40% 10/10/18	200,000	188,086
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20	500,000	502,694
#Sinopec Group Overseas Development 2017 144A 2.375% 4/12/20	300,000	300,272
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	300,000	302,949

		2,724,586

United States–3.94%
AbbVie 1.80% 5/14/18	800,000	801,179
American Tower
3.30% 2/15/21	500,000	513,488
3.40% 2/15/19	300,000	306,388
•Amgen 1.772% 5/22/19	1,000,000	1,008,424
Anadarko Petroleum 4.85% 3/15/21	200,000	213,645
Anheuser-Busch InBev Finance 2.65% 2/1/21	600,000	608,549
•Apple 2.006% 2/22/19	400,000	405,144
AT&T 2.45% 6/30/20	700,000	704,085
Bank of America
•2.198% 1/15/19	1,000,000	1,012,779
2.65% 4/1/19	700,000	708,730
•Bank of New York Mellon 2.049% 8/17/20	500,000	509,443
Beazer Homes USA 5.75% 6/15/19	3,000,000	3,155,625
#California Resources 144A 8.00% 12/15/22	73,000	46,445
Calpine 5.375% 1/15/23	775,000	758,531
Capital One Bank USA 2.30% 6/5/19	800,000	801,088
Capital One Financial 2.50% 5/12/20	300,000	301,499
CIT Group 5.00% 8/15/22	100,000	108,000
Citigroup
•2.073% 4/8/19	200,000	201,349
2.40% 2/18/20	800,000	804,810
CNH Industrial Capital 3.875% 10/15/21	400,000	411,500
#Dell International 144A 3.48% 6/1/19	400,000	409,538
Dollar General 1.875% 4/15/18	500,000	500,459
Dominion Energy 2.50% 12/1/19	500,000	504,177
EI du Pont de Nemours & Co. 2.20% 5/1/20	100,000	100,584

LVIP Global Income Fund–5

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Enable Midstream Partners 2.40% 5/15/19	400,000	$398,612
Energy Transfer 4.15% 10/1/20	100,000	103,935
EnLink Midstream Partners 2.70% 4/1/19	100,000	99,823
Enterprise Products Operating 2.55% 10/15/19	200,000	201,834
Fiserv 2.70% 6/1/20	600,000	607,480
Ford Motor Credit 3.157% 8/4/20	300,000	305,946
•Goldman Sachs Group 2.446% 9/15/20	1,600,000	1,628,208
HCA 5.875% 5/1/23	100,000	109,125
•Hewlett Packard Enterprise 3.231% 10/5/18	600,000	611,540
HSBC USA 2.00% 8/7/18	600,000	601,789
#Jackson National Life Global Funding 144A 2.25% 4/29/21	500,000	494,926
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	499,600
2.20% 10/22/19	1,000,000	1,003,532
2.40% 6/7/21	200,000	199,732
Juniper Networks 3.125% 2/26/19	500,000	508,665
Kinder Morgan 3.05% 12/1/19	200,000	203,588
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	306,269
Kraft Heinz Foods 2.00% 7/2/18	500,000	501,388
Kroger 2.60% 2/1/21	500,000	500,442
Lockheed Martin 1.85% 11/23/18	300,000	300,600
Marriott International 2.875% 3/1/21	800,000	812,488
Maxim Integrated Products 2.50% 11/15/18	1,000,000	1,008,472
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	300,000	317,766
Morgan Stanley
•2.003% 1/24/19	500,000	503,696
•2.31% 1/27/20	800,000	812,407
Navient
5.50% 1/15/19	200,000	208,750
6.625% 7/26/21	100,000	107,875
#NBCUniversal Enterprise 144A 1.974% 4/15/19	600,000	602,250
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,005,051
#NUVEEN FINANCE 144A 2.95% 11/1/19	300,000	304,457
Procter & Gamble 1.70% 11/3/21	200,000	197,508

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Protective Life Global Funding
#144A 1.722% 4/15/19	300,000	$298,012
#144A 2.262% 4/8/20	400,000	399,868
•Prudential Financial 1.962% 8/15/18	600,000	604,037
PSEG Power 3.00% 6/15/21	500,000	508,144
Regions Financial 2.00% 5/15/18	500,000	500,503
Reynolds American 2.30% 6/12/18	500,000	502,293
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	326,851
Sanchez Energy 7.75% 6/15/21	150,000	136,500
Sempra Energy 2.85% 11/15/20	700,000	711,019
Southern 2.35% 7/1/21	400,000	397,461
#Sprint Communications 144A 9.00% 11/15/18	37,000	40,203
#Sprint Spectrum 144A 3.36% 9/20/21	200,000	202,250
#Talen Energy Supply 144A 9.50% 7/15/22	200,000	172,500
Tenet Healthcare
5.50% 3/1/19	160,000	166,400
#144A 7.50% 1/1/22	100,000	108,730
Time Warner 2.10% 6/1/19	500,000	500,438
Toys R Us 7.375% 10/15/18	350,000	316,750
TransDigm 6.00% 7/15/22	400,000	413,000
United Technologies 4.50% 4/15/20	500,000	534,847
Verizon Communications 2.625% 2/21/20	1,000,000	1,013,941
Viacom 2.75% 12/15/19	257,000	260,054
Walgreens Boots Alliance 1.75% 11/17/17	300,000	300,215
Wells Fargo
•2.033% 7/22/20	1,100,000	1,117,001
2.50% 3/4/21	200,000	200,797
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	706,832

		40,401,859

Total Corporate Bonds (Cost $55,737,443)		56,113,903

MUNICIPAL BONDS–0.06%
Commonwealth of Pennsylvania Series 5.00% 1/15/20	400,000	436,124

LVIP Global Income Fund–6

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
State of Texas Series A 5.00% 4/1/21	180,000	$204,419

Total Municipal Bonds (Cost $634,795)		640,543

NON-AGENCY ASSET-BACKED SECURITIES–1.40%
•American Express Credit Account Master Trust Series 2008-2 A 2.419% 9/15/20	300,000	302,278
#•Atrium X 144A 3.036% 7/16/25	150,000	150,229
#•Carlyle Global Market Strategies CLO Series 2014-4A A1R 144A 2.358% 10/15/26	820,000	821,699
Carlyle US CLO
#•Series 2017-1A A1A 144A 2.461% 4/20/31	800,000	802,898
#•Series 2017-2A B 144A 3.731% 7/20/31	250,000	250,000
#•Catamaran CLO Series 2014-2A BR 144A 4.108% 10/18/26	606,600	609,224
#•Cent CDO 15 Series 2007-15A A2B 144A 1.568% 3/11/21	1,000,000	971,650
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	127,427	127,948
•Chase Issuance Trust Series 2014-A5 A5 1.529% 4/15/21	750,000	752,783
Colony American Homes
#•Series 2014-1A A 144A 2.359% 5/17/31	257,516	258,926
#•Series 2014-1A C 144A 3.059% 5/17/31	100,000	100,837
•Conseco Financial Series 1997-3 A7 7.64% 3/15/28	64,211	65,506
Discover Card Execution Note Trust
•Series 2013-A6 A6 1.609% 4/15/21	580,000	582,646
•Series 2014-A1 A1 1.589% 7/15/21	800,000	803,661
#•Dryden 34 Senior Loan Fund Series 2014-34A AR 144A 2.318% 10/15/26	800,000	801,617
#•Dryden 38 Senior Loan Fund Series 2015-38A A 144A 2.588% 7/15/27	542,857	544,089
#•Dryden 49 Senior Loan Fund Series 2017-49A C 144A 0.00% 7/18/30	100,000	100,000
Invitation Homes Trust
#•Series 2014-SFR2 A 144A 2.309% 9/17/31	391,365	392,099

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust (continued)
#•Series 2014-SFR2 B 144A 2.809% 9/17/31	740,000	$739,999
#•Series 2015-SFR1 A 144A 2.659% 3/17/32	209,031	210,899
#•Series 2015-SFR2 A 144A 2.559% 6/17/32	321,000	323,932
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 4.466% 3/25/32	125,262	128,017
#•Madison Park Funding XXIII Series 2017-23A C 144A 7.00% 7/27/30	400,000	400,000
#•Octagon Investment Partners 24 Series 2015-1A A1 144A 2.622% 5/21/27	170,000	170,049
#•Octagon Investment Partners 31 Series 2017-1A C 144A 3.61% 7/20/30	65,415	65,284
•◆Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 2.161% 2/25/35	12,120	12,129
•RAAC Trust Series 2004-SP1 AII 1.916% 3/25/34	220,006	209,494
#•SWAY Residential Trust Series 2014-1 A 144A 2.509% 1/17/32	12,497	12,497
Towd Point Mortgage Trust
#•Series 2015-3 A1B 144A 3.00% 3/25/54	157,687	159,545
#•Series 2016-1 A1 144A 3.50% 2/25/55	594,254	608,292
#•Series 2016-5 A1 144A 2.50% 10/25/56	409,442	409,859
#•Series 2017-1 A1 144A 2.75% 10/25/56	378,562	381,480
#•Series 2017-2 A1 144A 2.75% 4/25/57	255,839	258,278
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 2.422% 5/17/32	649,542	653,172
West CLO
#•Series 2014-1A A2 144A 3.258% 7/18/26	310,000	310,014
#•Series 2014-1A B 144A 4.008% 7/18/26	830,000	830,186

Total Non-Agency Asset-Backed Securities (Cost $14,276,125)		14,321,216

LVIP Global Income Fund–7

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.89%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 2.216% 9/25/34	85,155	$85,036
CHL Mortgage Pass Through Trust
•◆Series 2004-6 1A1 3.608% 5/25/34	256,882	255,030
•◆Series 2004-11 2A1 3.156% 7/25/34	88,859	89,158
#•CSMC Trust Series 2014-IVR3 A1 144A 3.50% 7/25/44	146,202	147,510
Fannie Mae Connecticut Avenue Securities
•Series 2014-C02 2M1 2.166% 5/25/24	18,158	18,192
•Series 2014-C03 1M2 4.216% 7/25/24	761,000	811,444
•Series 2014-C04 1M2 6.116% 11/25/24	48,949	55,939
•Series 2014-C04 2M2 6.216% 11/25/24	232,771	262,398
•Series 2015-C01 1M2 5.516% 2/25/25	163,709	178,095
•Series 2015-C01 2M2 5.766% 2/25/25	653,525	705,953
•Series 2015-C02 1M2 5.216% 5/25/25	186,997	201,968
•Series 2015-C02 2M2 5.216% 5/25/25	335,697	359,454
•Series 2015-C03 2M2 6.216% 7/25/25	400,000	443,640
•Series 2017-C01 1M2 4.766% 7/25/29	465,000	491,063
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.848% 12/25/34	208,748	203,419
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.875% 4/19/34	230,703	237,805
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 1.981% 2/25/35	100,000	98,500
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.306% 3/25/35	343,231	337,013
•JPMorgan Mortgage Trust Series 2004-A1 5A1 3.423% 2/25/34	306,081	305,194
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 1.956% 3/25/28	51,769	49,310
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 3.237% 10/25/34	282,207	281,887

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust (continued)
•Series 2004-10AR 2A2 3.353% 11/25/34	244,635	$247,968
•New York Mortgage Trust Series 2005-3 M1 1.891% 2/25/36	30,558	27,124
•Sequoia Mortgage Trust Series 2004-10 A2 1.852% 11/20/34	373,048	346,891
•Structured ARM Loan Trust Series 2004-12 3A1 3.366% 9/25/34	293,186	291,631
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 1.949% 10/19/33	368,516	345,242
•Series 2003-AR2 A1 1.949% 12/19/33	83,832	80,700
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 1.909% 1/19/34	290,098	280,976
•Series 2004-AR6 A1A 1.909% 2/19/35	320,430	298,652
•Thornburg Mortgage Securities Trust Series 2003-4 A1 1.856% 9/25/43	261,945	252,955
WaMu Mortgage Pass Through Certificates Trust
•◆Series 2005-AR8 2AB2 1.636% 7/25/45	133,868	130,515
•◆Series 2005-AR19 A1A1 1.486% 12/25/45	352,026	340,086
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.885% 11/25/33	281,650	283,316
•Series 2003-O 1A2 2.883% 1/25/34	89,673	91,733
•Series 2004-X 1A1 3.047% 11/25/34	126,025	126,556
•Series 2005-AR9 2A2 3.132% 10/25/33	346,720	343,857

Total Non-Agency Collateralized Mortgage Obligations (Cost $8,979,966)		9,106,210

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.37%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.842% 9/10/45	170,000	169,620

LVIP Global Income Fund–8

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank of America Commercial Mortgage Trust (continued)
•Series 2006-4 AJ 5.695% 7/10/46	44,623	$44,551
•Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13 AJ 5.611% 9/11/41	3,620	3,637
•CD Commercial Mortgage Trust Series 2005-CD1 E 5.434% 7/15/44	92,912	92,781
•Citigroup Commercial Mortgage Trust Series 2015-GC27 XA 1.571% 2/10/48	1,962,072	159,079
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.951% 7/10/38	351,000	330,839
•Series 2006-GG7 AM 5.951% 7/10/38	108,652	108,608
•Csail Commercial Mortgage Trust Series 2015-C2 XA 1.008% 6/15/57	6,830,430	331,417
•GE Commercial Mortgage Series 2007-C1 AM 5.606% 12/10/49	150,000	151,316
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	5,760	5,761
•Series 2005-LDP5 F 5.824% 12/15/44	349,558	348,717
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.54% 11/12/37	47,105	47,053
Morgan Stanley Capital I Trust
•Series 2007-IQ16 AM 6.33% 12/12/49	500,000	506,125
•Series 2007-IQ16 AMA 6.326% 12/12/49	700,000	708,590
Multi Security Asset Trust Commercial Mortgage-Backed Securities Pass-Through
#•◆Series 2005-RR4A J 144A 5.88% 11/28/35	420,000	418,400
#•◆Series 2005-RR4A K 144A 5.88% 11/28/35	260,000	264,961
Resource Capital
#•Series 2014-CRE2 A 144A 2.222% 4/15/32	39,855	39,850

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Resource Capital (continued)
#•Series 2015-CRE4 A 144A 2.572% 8/15/32	36,935	$36,833

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,955,607)		3,768,138

«LOAN AGREEMENTS–0.92%
Air Canada Tranche B 1st Lien 3.46% 10/6/23	6,423	6,459
Allison Transmission Tranche B 1st Lien 3.22% 9/23/22	115,070	115,759
AMC Entertainment Holdings Tranche B 1st Lien
3.285% 12/15/23	9,695	9,728
3.466% 12/15/22	15,129	15,182
Appvion Tranche B 1st Lien 7.79% 6/28/19	149,211	145,171
Aramark Services Tranche A 1st Lien 2.795% 3/28/22	20,686	20,789
Aristocrat Leisure Tranche B2 1st Lien 3.406% 10/20/21	16,621	16,710
Ascena Retail Group 1st Lien 5.625% 8/21/22	340,921	287,865
Avis Budget Car Rental Tranche B 1st Lien 3.30% 3/15/22	206,471	206,277
Bowie Resource Holdings Tranche B 1st Lien 6.976% 8/12/20	154,969	149,932
Cablevision Holdings Tranche B 1st Lien 3.459% 7/17/25	83,040	82,573
Caesars Entertainment Tranche B 1st Lien 2.50% 4/4/24	15,167	15,138
Calpine Construction Finance 3.48% 5/3/20	198,964	198,405
Caraustar Industries 1st Lien 6.50% 3/9/22	35,969	36,037
Chemours Tranche B1 1st Lien 3.57% 5/12/22	85,733	86,151
Ciena Tranche B 1st Lien 3.712% 1/30/22	24,784	24,908
Commscope Tranche B 1st Lien 3.25% 12/29/22	59,693	60,004
Consolidated Communications Tranche B 1st Lien 4.23% 10/5/23	24,102	24,216
Cyanco Intermediate 1st Lien 5.726% 4/29/20	56,023	56,350
Dell International Tranche A3 1st Lien 3.23% 12/31/18	104,098	104,384
Dollar Tree Tranche A 1st Lien 2.938% 7/6/20	69,599	69,772
EFS Cogen Holdings I Tranche B 1st Lien 4.80% 6/28/23	15,569	15,658

LVIP Global Income Fund–9

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Endo Pharmaceutical Tranche B 1st Lien 5.00% 4/27/24	219,659	$222,062
Energy Transfer Equity 1st Lien 3.826% 2/2/24	200,000	199,351
Evergreen Acqco 1 Tranche C 1st Lien 5.00% 10/3/19	184,041	174,379
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	909,208	860,338
Fieldwood Energy 1st Lien 4.171% 9/28/18	604,108	581,831
Global Payments Tranche A2 1st Lien 2.942% 5/2/22	78,223	78,125
Global Telecommunciations Link Tranche B 1st Lien 5.046% 5/21/20	26,394	26,454
Goodyear Tire & Rubber 2nd Lien 3.12% 4/30/19	17,839	17,945
Gray Television Tranche B 1st Lien 3.551% 2/7/24	180,909	182,059
Greektown Holdings Tranche B 1st Lien 4.226% 4/25/24	225,935	226,076
Harsco 1st Lien 6.25% 11/2/23	29,013	29,484
Helix Gen Funding Tranche B 1st Lien 4.96% 6/2/24	500,000	503,663
Hertz Tranche B 1st Lien 3.50% 6/30/23	299,244	298,528
Huntsman International Tranche B-Ext 1st Lien 4.226% 4/19/19	33,022	33,151
JBS USA LUX Tranche B 1st Lien 5.75% 10/30/22	220,747	215,890
Kar Auction Services Tranche B5 1st Lien 3.813% 3/9/23	47,796	48,200
Leidos Innovations Tranche B 1st Lien 3.50% 8/16/23	22,635	22,788
Lightstone Holdco Tranche B 1st Lien 5.726% 1/30/24	394,603	385,366
Lightstone Holdco Tranche C 1st Lien 5.726% 1/30/24	24,405	23,834
Lions Gate Entertainment 1st Lien 3.051% 12/8/21	65,585	65,749
Live Nation Entertainment 1st Lien 3.50% 10/27/23	9,647	9,677
MKS Instruments Tranche B 1st Lien 3.976% 4/29/23	40,729	40,932
Navios Maritime Midstream Partners Tranche B 1st Lien 5.78% 6/18/20	132,640	132,640
Navistar Tranche B 1st Lien 5.09% 8/7/20	133,860	135,576
NRG Energy Tranche B 1st Lien 3.546% 6/30/23	118,800	118,785
OCI Beaumont Tranche B3 1st Lien 7.929% 8/20/19	355,852	360,300

		Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
ON Semiconductor Tranche B 1st Lien 3.476% 3/31/23		220,174	$220,686
Onsite Rental Group Operations Pty Tranche B 1st Lien 5.716% 7/31/21		247,294	181,452
OSG Bulk Ships Tranche B - Exit 1st Lien 5.43% 8/5/19		107,601	102,490
Oxbox Carbon & Minerals Tranche B 1st Lien 4.726% 1/19/20		74,960	75,710
PetSmart 1st Lien 4.22% 3/10/22		305,953	285,640
Rackspace Hosting Tranche B 1st Lien 4.50% 11/3/23		48,476	48,570
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.795% 6/1/23		26,118	26,542
Smart & Final Stores Tranche B 1st Lien 4.796% 11/15/22		99,791	96,215
Spectrum Brands Tranche B 1st Lien 3.179% 6/23/22		194,513	195,475
Suddenlink (Altice US Finance I) Tranche B 1st Lien 3.466% 7/14/25		24,928	24,752
Sungard Availability Services Capital Tranche B 1st Lien 6.226% 3/31/19		356,523	355,038
TI Group Automotive Systems Tranche B 1st Lien 3.976% 6/30/22		124,982	125,061
United Airlines Tranche B 1st Lien 3.422% 4/1/24		27,000	27,145
UPC Financing Partnership Tranche AP 1st Lien 3.909% 4/15/25		30,254	30,342
US Renal Care 1st Lien 5.546% 12/31/22		199,494	193,446
UTEX Industries Tranche B 1st Lien 5.226% 5/22/21		359,098	322,328
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.83% 4/1/22		128,271	130,162
Western Digital 1st Lien 3.976% 4/29/23		66,823	67,220
XPO Logistics Tranche B 1st Lien 3.405% 10/30/21		187,979	188,983
Zebra Technologies 1st Lien 3.723% 10/27/21		36,120	36,310

Total Loan Agreements (Cost $9,696,933)			9,474,218

ΔSOVEREIGN BONDS–50.44%
Australia–3.39%
Australia Government Bonds 3.25% 4/21/25	AUD	15,000,000	12,146,954

LVIP Global Income Fund–10

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
4.75% 4/21/27	AUD	15,500,000	$14,119,929
5.25% 3/15/19	AUD	10,400,000	8,462,367

			34,729,250

Brazil–1.19%
≠Brazil Letras Do Tesouro Nacional 10.89% 7/1/20	BRL	3,040,000	693,192
Brazil Notas do Tesouro Nacional Series B 6.00% 8/15/18	BRL	100,000	93,636
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,810,000	1,455,105
10.00% 1/1/23	BRL	15,614,000	4,667,697
10.00% 1/1/25	BRL	13,825,000	4,083,762
10.00% 1/1/27	BRL	3,889,000	1,142,254

			12,135,646

France–5.09%
French Republic Government Bond O.A.T.
0.00% 5/25/20	EUR	14,450,000	16,678,961
0.50% 5/25/25	EUR	16,500,000	18,891,024
#144A 1.25% 5/25/36	EUR	10,550,000	11,596,518
3.00% 4/25/22	EUR	3,800,000	4,986,578

			52,153,081

Ghana–0.25%
Ghana Government Bonds
18.75% 1/24/22	GHS	1,280,000	298,332
19.00% 11/2/26	GHS	3,850,000	929,465
19.75% 3/25/24	GHS	1,280,000	311,409
19.75% 3/15/32	GHS	3,850,000	932,600
21.50% 3/9/20	GHS	50,000	12,164
24.50% 6/21/21	GHS	50,000	13,258
24.75% 3/1/21	GHS	50,000	13,222
24.75% 7/19/21	GHS	50,000	13,415

			2,523,865

India–1.35%
India Government Bond 8.13% 9/21/22	INR	840,000,000	13,778,911

			13,778,911

Indonesia–1.64%
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	155,044,000,000	11,778,807
8.25% 7/15/21	IDR	2,600,000,000	205,669
8.375% 3/15/34	IDR	29,440,000,000	2,382,370
8.75% 5/15/31	IDR	14,332,000,000	1,214,632
9.00% 3/15/29	IDR	5,142,000,000	440,151
10.00% 2/15/28	IDR	7,040,000,000	640,398
10.50% 8/15/30	IDR	1,160,000,000	110,478

			16,772,505

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan–10.67%
Japan Bank for International Cooperation 2.125% 6/1/20		200,000	$200,061
Japan Government 5 yr Bonds 0.10% 6/20/26	JPY	2,910,000,000	25,990,084
Japan Government 10 yr Bonds
0.10% 6/20/21	JPY	2,850,000,000	25,521,379
1.30% 3/20/19	JPY	650,000,000	5,918,436
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	900,000,000	7,512,389
1.50% 3/20/34	JPY	970,000,000	10,127,757
1.60% 6/20/30	JPY	350,000,000	3,657,666
1.90% 3/22/21	JPY	809,000,000	7,722,553
1.90% 6/20/25	JPY	653,000,000	6,675,660
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	950,000,000	7,324,760
1.70% 9/20/44	JPY	795,000,000	8,647,147

			109,297,892

Malaysia–0.74%
Malaysia Government Bonds
3.314% 10/31/17	MYR	4,230,000	985,977
3.654% 10/31/19	MYR	4,000,000	936,765
3.90% 11/30/26	MYR	11,000,000	2,549,748
4.181% 7/15/24	MYR	13,023,000	3,078,748

			7,551,238

Mexico–4.90%
Mexican Bonos
4.75% 6/14/18	MXN	94,340,000	5,099,441
5.00% 12/11/19	MXN	384,880,000	20,457,516
6.50% 6/10/21	MXN	85,000,000	4,669,983
7.50% 6/3/27	MXN	77,500,000	4,497,487
7.75% 12/14/17	MXN	3,000,000	166,011
7.75% 11/23/34	MXN	75,000,000	4,442,372
8.50% 12/13/18	MXN	174,350,000	9,835,266
Mexican Udibonos
2.50% 12/10/20	MXN	4,308,241	232,989
3.50% 12/14/17	MXN	7,885,978	436,807
4.00% 6/13/19	MXN	5,470,142	306,490

			50,144,362

New Zealand–5.90%
New Zealand Government Bonds
4.50% 4/15/27	NZD	22,000,000	18,194,210
5.50% 4/15/23	NZD	26,000,000	21,928,401
6.00% 12/15/17	NZD	4,330,000	3,233,565
6.00% 5/15/21	NZD	20,500,000	17,021,025

			60,377,201

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	146,423

			146,423

LVIP Global Income Fund–11

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines–0.38%
Philippine Government Bonds
2.125% 5/23/18	PHP	82,264,000	$1,618,822
3.375% 8/20/20	PHP	6,330,000	123,311
3.875% 11/22/19	PHP	88,610,000	1,760,210
5.00% 8/18/18	PHP	6,960,000	140,466
5.875% 1/31/18	PHP	9,410,000	189,424
≠Philippine Treasury Bill 1.33% 9/27/17	PHP	3,610,000	71,080

			3,903,313

Poland–3.70%
Republic of Poland Government Bonds
1.50% 4/25/20	PLN	20,000,000	5,316,206
1.75% 7/25/21	PLN	25,000,000	6,572,396
2.50% 7/25/26	PLN	29,000,000	7,407,594
5.25% 10/25/20	PLN	15,500,000	4,587,279
5.75% 10/25/21	PLN	15,050,000	4,608,432
5.75% 4/25/29	PLN	28,000,000	9,399,247

			37,891,154

Republic of Korea–0.68%
Korea Treasury Bond 1.375% 9/10/21	KRW	8,178,000,000	7,008,835

			7,008,835

Serbia–0.02%
#Serbia International Bond 144A 5.25% 11/21/17		200,000	202,534

			202,534

Singapore–3.96%
Singapore Government Bonds
2.00% 7/1/20	SGD	26,300,000	19,477,378
2.375% 6/1/25	SGD	10,000,000	7,485,019
2.875% 9/1/30	SGD	17,500,000	13,600,427

			40,562,824

South Africa–0.14%
Republic of South Africa Government Bonds
6.25% 3/31/36	ZAR	60,000	3,246
7.00% 2/28/31	ZAR	930,000	58,270
8.00% 1/31/30	ZAR	4,530,000	313,691
8.25% 3/31/32	ZAR	3,230,000	223,091
8.50% 1/31/37	ZAR	70,000	4,764
8.875% 2/28/35	ZAR	3,030,000	215,379
10.50% 12/21/26	ZAR	7,005,000	594,455

			1,412,896

Spain–5.36%
Spain Government Bonds
1.40% 1/31/20	EUR	19,200,000	22,854,783

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Spain (continued)
Spain Government Bonds (continued)
#144A 1.60% 4/30/25	EUR	19,050,000	$22,551,274
#144A 4.20% 1/31/37	EUR	6,498,000	9,483,696

			54,889,753

Thailand–0.67%
Thailand Government Bond 3.875% 6/13/19	THB	224,000,000	6,886,948

			6,886,948

Ukraine–0.40%
#Ukraine Government International Bonds 144A 7.75% 9/1/27		2,040,000	1,980,452
#•Ukraine Government International Bonds GDP Linked 144A 3.03% 5/31/40		5,516,000	2,160,507

			4,140,959

Total Sovereign Bonds (Cost $499,913,195)			516,509,590

SUPRANATIONAL BANKS–2.14%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	11,033,616
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	10,840,525

Total Supranational Banks (Cost $20,941,992)			21,874,141

U.S. TREASURY OBLIGATIONS–31.19%
U.S. Treasury Bonds
2.50% 2/15/46		3,830,000	3,565,791
3.125% 8/15/44		11,000,000	11,624,547
3.625% 8/15/43		6,143,000	7,068,289
4.50% 5/15/38		11,500,000	14,893,845
5.375% 2/15/31		6,202,000	8,337,814
U.S. Treasury Inflation Index Notes
0.125% 4/15/21		773,790	772,891
0.125% 1/15/22		2,484,828	2,482,420
0.125% 7/15/22		1,063,320	1,062,531
0.125% 1/15/23		1,424,839	1,412,601
0.125% 7/15/24		669,377	657,899
0.625% 1/15/24		523,985	531,749
1.375% 1/15/20		1,243,847	1,289,718
1.875% 7/15/19		1,574,664	1,641,888
U.S. Treasury Notes
0.625% 4/30/18		23,200,000	23,078,571
0.875% 6/15/19		2,700,000	2,674,056
1.00% 8/15/18		3,000,000	2,990,097
1.00% 8/31/19		26,000,000	25,776,556
1.125% 4/30/20		50,000,000	49,458,000

LVIP Global Income Fund–12

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.375% 2/28/19	4,500,000	$4,501,053
1.50% 12/31/18	3,300,000	3,307,735
1.50% 2/28/19	4,000,000	4,008,908
1.625% 3/31/19	1,000,000	1,004,648
1.625% 6/30/19	25,000,000	25,115,225
1.625% 8/15/22	36,440,000	35,954,619
1.625% 2/15/26	30,200,000	28,707,094
1.75% 9/30/19	26,596,000	26,791,321
2.50% 5/15/24	20,000,000	20,494,920
¥3.125% 5/15/19	4,000,000	4,129,608
3.375% 11/15/19	2,900,000	3,030,442
3.625% 8/15/19	2,900,000	3,034,238

Total U.S. Treasury Obligations (Cost $317,108,254)		319,399,074

	Number of Shares

COMMON STOCK–0.01%
†=Holdco Class A	1,232,692	942
†Energy XXI Gulf Coast	3,847	71,439
†Halcon Resources	4,396	19,958

Total Common Stock (Cost $166,465)		92,339

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–0.06%
PowerShares Senior Loan Portfolio	26,000	$601,640

Total Exchange-Traded Fund (Cost $603,655)		601,640

MONEY MARKET FUND–2.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	21,563,897	21,563,897

Total Money Market Fund (Cost $21,563,897)		21,563,897

	Principal Amount°

SHORT-TERM INVESTMENT–1.01%
≠Discount Note–1.01%
Federal Home Loan Bank 0.562% 7/3/17	10,330,000	10,330,000

Total Short-Term Investment (Cost $10,329,677)		10,330,000

TOTAL INVESTMENTS–97.20% (Cost $975,215,795)	995,270,726

SECURITY SOLD SHORT–(0.13%)
Fannie Mae S.F. 30 yr TBA 4.00% 7/1/47	(1,240,000)	(1,303,502)

Total Security Sold Short (Proceeds $1,307,086)		(1,303,502)

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.93%		30,011,148

NET ASSETS APPLICABLE TO 90,903,860 SHARES OUTSTANDING–100.00%		$1,023,978,372

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($350,148,595 / 30,980,583 Shares)	$11.302

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($673,829,777 / 59,923,277 Shares)	$11.245

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,022,249,108
Accumulated net investment loss	(10,912,974)
Accumulated net realized loss on investments	(1,188,372)
Net unrealized appreciation of investments, foreign currencies and derivatives	13,830,610

TOTAL NET ASSETS	$1,023,978,372

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $73,249,166, which represents 7.15% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

LVIP Global Income Fund–13

LVIP Global Income Fund

Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

★

Includes $7,206,588 cash collateral held at broker for certain open derivatives, $4,502,398 payable for securities purchased, $207,562 payable for fund shares redeemed, and $710,599 due to manager and affiliates as of June 30, 2017.

*	PIK. 100% of the income received was in the form of additional par.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(1,236,123)	USD	1,322,998	7/10/17	$—	$(89,592)
BAML	EUR	(112,716)	USD	124,198	8/17/17	—	(4,873)
BAML	EUR	(251,705)	USD	282,991	8/31/17	—	(5,441)
BAML	EUR	(1,236,123)	USD	1,398,488	9/8/17	—	(18,640)
BAML	JPY	(122,220,000)	USD	1,125,652	4/18/18	22,996	—
BAML	JPY	(34,125,000)	USD	312,500	5/25/18	3,988	—
BCLY	EUR	(705,000)	USD	796,470	8/24/17	—	(11,111)
BCLY	EUR	(762,446)	USD	857,523	8/30/17	—	(16,129)
BCLY	EUR	(11,112,782)	USD	12,696,186	9/29/17	—	(58,794)
BCLY	JPY	(288,100,000)	USD	2,625,870	7/13/17	62,917	—
BCLY	JPY	(49,760,000)	USD	479,085	7/31/17	36,048	—
BCLY	JPY	(13,360,000)	USD	134,319	8/15/17	15,297	—
BCLY	JPY	(11,394,000)	USD	115,357	8/24/17	13,812	—
BCLY	JPY	(81,840,000)	USD	731,859	8/28/17	2,372	—
BCLY	JPY	(24,430,094)	USD	218,352	9/21/17	340	—
BCLY	JPY	(192,553,560)	USD	1,747,127	9/25/17	28,456	—
BCLY	JPY	(108,530,000)	USD	1,003,708	10/24/17	33,560	—
BCLY	JPY	(79,441,000)	USD	721,151	6/29/18	1,520	—
BNYM	AUD	(45,685,000)	USD	34,369,773	7/28/17	—	(729,713)
BNYM	EUR	(6,670,500)	USD	7,406,198	7/28/17	—	(224,504)
BNYM	GBP	42,559,500	USD	(54,648,100)	7/28/17	837,476	—
BNYM	JPY	(5,763,041,500)	USD	52,398,648	7/28/17	1,094,381	—
BNYM	MXN	193,920,000	USD	(10,176,589)	7/28/17	456,433	—
BNYM	NZD	(83,224,000)	USD	57,709,331	7/28/17	—	(3,244,721)
BNYM	PLN	(100,458,500)	USD	25,815,351	7/28/17	—	(1,290,180)
BNYM	SEK	197,548,500	USD	(22,523,173)	7/28/17	965,576	—
BNYM	SGD	(55,643,500)	USD	40,005,392	7/28/17	—	(429,927)
CITI	AUD	(1,703,000)	USD	1,257,886	2/22/18	—	(47,217)
CITI	EUR	(1,774,000)	USD	1,944,676	8/3/17	—	(85,325)
CITI	EUR	(146,969)	USD	161,555	8/8/17	—	(6,664)
CITI	EUR	(1,630,646)	USD	1,842,263	8/24/17	—	(25,650)
CITI	EUR	(162,300)	USD	182,272	9/13/17	—	(3,845)
CITI	INR	47,593,000	USD	(724,840)	12/19/17	—	(2,490)
CITI	JPY	(15,350,000)	USD	133,250	7/13/17	—	(3,305)

LVIP Global Income Fund–14

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	JPY	(24,520,467)	USD	242,554	9/19/17	$23,757	—
CITI	JPY	(18,273,000)	USD	172,515	11/16/17	8,979	—
CITI	JPY	(170,648,500)	USD	1,550,602	12/1/17	22,172	—
CITI	JPY	(230,500,000)	USD	2,124,942	12/8/17	59,697	—
CITI	JPY	(11,693,000)	USD	106,734	12/13/17	1,939	—
CITI	JPY	(336,389,300)	USD	3,052,950	2/8/18	29,228	—
CITI	JPY	(36,124,000)	USD	329,080	2/13/18	4,286	—
CITI	JPY	(294,831,000)	USD	2,667,007	3/23/18	10,900	—
CITI	JPY	(25,100,000)	USD	231,091	4/13/18	4,705	—
CITI	JPY	(105,000,000)	USD	977,958	4/24/18	30,341	—
CITI	KRW	(7,770,000,000)	USD	6,758,872	9/15/17	—	(33,580)
CITI	MXN	(19,169,383)	USD	1,062,676	7/5/17	7,281	—
DB	AUD	(459,687)	USD	338,251	10/26/17	—	(14,532)
DB	CLP	19,226,000	USD	(29,078)	7/18/17	—	(131)
DB	EUR	(683,600)	USD	768,147	7/12/17	—	(13,132)
DB	EUR	(2,196,300)	USD	2,370,400	7/24/17	—	(141,471)
DB	EUR	(1,141,261)	USD	1,254,359	8/8/17	—	(51,919)
DB	EUR	(1,796,751)	USD	1,960,679	8/15/17	—	(96,585)
DB	EUR	(946,717)	USD	1,038,881	8/16/17	—	(45,155)
DB	EUR	(22,847)	USD	25,523	8/22/17	—	(645)
DB	EUR	(564,000)	USD	634,409	8/30/17	—	(11,852)
DB	EUR	(590,000)	USD	664,540	9/15/17	—	(12,117)
DB	EUR	(2,128,907)	USD	2,333,495	10/26/17	—	(113,793)
DB	GBP	(210,000)	USD	273,136	10/26/17	—	(1,385)
DB	INR	13,590,000	USD	(206,809)	10/26/17	702	—
DB	JPY	(25,363,000)	USD	256,814	8/18/17	30,831	—
DB	JPY	(11,260,000)	USD	114,166	8/24/17	13,816	—
DB	JPY	(23,347,000)	USD	236,925	8/30/17	28,802	—
DB	JPY	(54,738,000)	USD	492,292	9/1/17	4,290	—
DB	JPY	(97,000,000)	USD	853,015	9/13/17	—	(12,269)
DB	JPY	(284,100,000)	USD	2,616,769	4/13/18	54,365	—
GSC	CLP	42,500,000	USD	(64,345)	7/11/17	—	(342)
GSC	EUR	(210,000)	USD	223,643	7/18/17	—	(16,447)
GSC	EUR	(970,000)	USD	1,061,606	7/27/17	—	(47,958)
GSC	EUR	(2,319,000)	USD	2,534,667	8/2/17	—	(118,851)
GSC	EUR	(663,556)	USD	730,243	8/10/17	—	(29,333)
GSC	EUR	(268,384)	USD	294,326	8/16/17	—	(12,987)
GSC	EUR	(456,438)	USD	502,880	8/17/17	—	(19,789)
GSC	EUR	(305,000)	USD	342,865	8/28/17	—	(6,583)
GSC	EUR	(311,000)	USD	356,421	10/3/17	—	(618)
GSC	JPY	(43,530,000)	USD	387,262	7/27/17	—	(237)
GSC	JPY	(24,447,000)	USD	216,064	11/15/17	—	(2,717)
GSC	KRW	(7,965,000,000)	USD	7,035,908	9/7/17	73,800	—
HSBC	EUR	(5,579,250)	USD	5,972,029	7/10/17	—	(403,704)
HSBC	EUR	(520,000)	USD	568,240	8/2/17	—	(26,770)
HSBC	EUR	(799,545)	USD	893,239	8/22/17	—	(22,552)
HSBC	EUR	(461,000)	USD	519,014	9/15/17	—	(9,696)
HSBC	JPY	(50,970,000)	USD	442,663	7/13/17	—	(10,769)
HSBC	JPY	(51,004,000)	USD	517,281	8/22/17	62,764	—
HSBC	JPY	(39,672,000)	USD	393,962	9/1/17	40,277	—
HSBC	JPY	(7,824,000)	USD	70,998	11/27/17	936	—
HSBC	JPY	(59,187,000)	USD	535,386	2/27/18	2,843	—
HSBC	JPY	(53,500,000)	USD	476,699	3/6/18	—	(4,851)
HSBC	JPY	(19,870,000)	USD	177,648	5/15/18	—	(1,888)
HSBC	KRW	(2,146,000,000)	USD	1,905,353	8/2/17	30,545	—

LVIP Global Income Fund–15

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	KRW	(7,310,000,000)	USD	6,536,707	9/5/17	$147,313	—
HSBC	KRW	(880,000,000)	USD	767,754	9/20/17	—	(1,589)
JPMC	AUD	(730,000)	USD	537,670	10/26/17	—	(22,562)
JPMC	AUD	(2,896,648)	USD	2,184,130	10/31/17	—	(38,741)
JPMC	AUD	(12,840,000)	USD	9,464,749	11/15/17	—	(386,755)
JPMC	BRL	23,272,629	USD	(6,820,817)	12/29/17	—	(24,028)
JPMC	CAD	(280,000)	USD	211,040	10/26/17	—	(5,247)
JPMC	EUR	(90,000)	USD	95,828	7/12/17	—	(7,031)
JPMC	EUR	(21,083)	USD	22,480	7/13/17	—	(1,617)
JPMC	EUR	(110,916)	USD	120,672	7/17/17	—	(6,129)
JPMC	EUR	(1,774,000)	USD	1,936,345	8/2/17	—	(93,555)
JPMC	EUR	(486,582)	USD	543,222	8/21/17	—	(14,076)
JPMC	EUR	(446,000)	USD	502,740	9/15/17	—	(8,767)
JPMC	EUR	(343,382)	USD	388,227	9/18/17	—	(5,655)
JPMC	EUR	(486,580)	USD	545,388	9/19/17	—	(12,784)
JPMC	EUR	(662,624)	USD	726,412	10/26/17	—	(35,309)
JPMC	INR	80,150,000	USD	(1,227,599)	7/17/17	10,068	—
JPMC	INR	998,000	USD	(15,439)	8/18/17	—	(84)
JPMC	INR	6,000,000	USD	(91,185)	10/26/17	431	—
JPMC	JPY	(5,819,000)	USD	52,812	9/29/17	863	—
JPMC	JPY	(286,000,000)	USD	2,825,388	10/10/17	270,687	—
JPMC	JPY	(98,749,400)	USD	872,173	10/26/17	—	(10,637)
JPMC	JPY	(274,457,000)	USD	2,680,204	11/14/17	224,167	—
JPMC	JPY	(271,440,000)	USD	2,405,935	12/13/17	—	(26,758)
JPMC	JPY	(114,500,000)	USD	1,050,299	12/18/17	23,864	—
JPMC	JPY	(176,475,000)	USD	1,586,563	1/22/18	1,674	—
JPMC	JPY	(720,006,000)	USD	6,453,690	2/16/18	—	(20,964)
JPMC	JPY	(11,285,000)	USD	102,377	2/28/18	834	—
JPMC	JPY	(113,300,000)	USD	1,015,701	3/5/18	—	(4,051)
JPMC	JPY	(24,468,902)	USD	224,389	3/26/18	3,917	—
JPMC	JPY	(26,934,000)	USD	246,834	5/22/18	3,375	—
JPMC	MXN	18,800,000	USD	(961,996)	10/26/17	54,686	—
JPMC	PHP	4,600,000	USD	(91,035)	10/26/17	—	(734)
JPMC	SEK	40,458	USD	(4,527)	10/26/17	308	—
MSC	EUR	(463,000)	USD	521,963	9/14/17	—	(9,011)
MSC	JPY	(48,880,000)	USD	438,165	9/25/17	1,878	—
MSC	JPY	(9,000,000)	USD	82,934	12/18/17	2,254	—
SCB	EUR	(107,800)	USD	115,422	7/10/17	—	(7,767)
SCB	EUR	(3,645,000)	USD	3,969,149	7/17/17	—	(197,888)
SCB	JPY	(63,360,000)	USD	563,149	7/20/17	—	(688)
SCB	JPY	(46,050,000)	USD	417,282	10/12/17	5,897	—
SCB	JPY	(5,370,800)	USD	47,754	11/16/17	—	(313)
SCB	JPY	(31,894,000)	USD	292,753	11/27/17	7,151	—
SCB	JPY	(18,274,000)	USD	163,191	5/15/18	—	(1,925)
UBS	EUR	(120,300)	USD	128,183	7/18/17	—	(9,354)
UBS	EUR	(136,016)	USD	153,198	9/6/17	—	(2,717)
UBS	EUR	(136,016)	USD	153,661	9/7/17	—	(2,263)
UBS	EUR	(984,000)	USD	1,103,772	9/19/17	—	(25,007)

Total						$4,881,795	$(8,566,785)

LVIP Global Income Fund–16

LVIP Global Income Fund

Statement of Net Assets (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
106	U.S. Treasury 2 yr Notes	$22,940,302	$22,907,594	10/2/17	$—	$(32,708)
(6)	U.S. Treasury 5 yr Notes	(708,735)	(707,016)	10/2/17	1,719	—
(32)	U.S. Treasury 10 yr Notes	(4,034,170)	(4,017,000)	9/21/17	17,170	—

Total					$18,889	$(32,708)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Amount[2]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
	Protection Purchased/Moody’s Rating:
BCLY	Tenet Healthcare 6.875% 11/15/31/Caa1	160,000	5.00%	3/20/19	$(6,219)	$—	$(4,312)
CITI	Beazer Homes USA 9.125% 5/15/19/WR	3,000,000	5.00%	6/20/19	(62,100)	—	(195,484)
CITI	Best Buy 5.50% 3/15/21/Baa1	90,000	5.00%	6/20/22	(14,073)	—	(1,754)
ICE	CITI–CDX.NA.HY.28[3]	640,000	5.00%	6/20/22	(44,999)	1,200	(263)
ICE	CITI–ITRX.EUR.27[4]	1,000,000	1.00%	6/20/22	(20,024)	—	(4,643)
ICE	JPMC - Olin 5.50% 8/15/22/Ba1	500,000	1.00%	12/20/21	11,800	—	(1,950)
JPMC	AES 4.209% 6/01/19/Ba2	900,000	5.00%	6/20/22	(119,752)	—	(13,120)
JPMC	Best Buy 5.50% 3/15/21/Baa1	90,000	5.00%	6/20/22	(15,827)	—	—
JPMC	Toys R Us 7.375% 10/15/18/Caa2	350,000	5.00%	12/20/18	34,961	—	(2,853)

					(236,233)	1,200	(224,379)

	Protection Sold/Moody’s Rating:
BCLY	Brazil Republic 4.25% 1/7/25/Ba2	500,000	1.00%	6/20/22	(32,649)	1,239	—
CITI	Bespoke 58 HY/42 IG EQ Tranche 0-3%	90,000	0.00%	6/20/19	(21,000)	5,001	—
CITI	Bespoke Hong Kong 3-5% Tranche 1%	470,000	0.00%	12/20/18	(14,927)	12,295	—
CITI	Simon Property 4.375% 3/01/21/A2	270,000	1.00%	6/20/22	749	1,183	—
CITI	United Mexican States 5.95% 3/19/19/A3	200,000	1.00%	6/20/20	(1,422)	3,665	—
ICE	CITI–CDX.NA.IG.28[5]	1,100,000	1.00%	6/20/22	19,637	675	—

LVIP Global Income Fund–17

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty	Swap Referenced Obligation	Notional Amount[2]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
JPMC	Calpine 5.375% 1/15/23/B2	125,000	5.00%	6/20/22	9,275	—	(4,706)
JPMC	General Electric 5.625% 9/15/17/A1	1,500,000	1.00%	3/20/19	7,744	15,315	—

					(32,593)	39,373	(4,706)

Total					$(268,826)	$40,573	$(229,085)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)		Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
LCH–HSBC IRS 3-Month USD-ICE-LIBOR	4,530,000	2.730%	(1.150%	)	7/7/24	$—	$—	$(186,681)
LCH–JPMC IRS 3-Month USD-ICE-LIBOR
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	1,410,000	1.937%	(1.172%	)	1/29/25	—	20,364	—
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	1,190,000	1.942%	(1.172%	)	1/30/25	—	16,860	—
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	1,880,000	1.817%	(1.172%	)	2/3/25	—	43,489	—
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	1,450,000	1.978%	(1.152%	)	3/27/25	—	18,147	—
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	1,450,000	1.985%	(1.152%	)	3/27/25	—	17,383	—
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	8,500,000	3.848%	(1.171%	)	8/22/43	—	—	(2,236,632)
LCH–JPMC IRS 3-Month USD-ICE-LIBOR	7,550,000	2.384%	(1.221%	)	6/9/47	—	247,178	—

Total						$—	$363,421	$(2,423,313)

Total Return Swap Contracts

Notional Amount[2]	Expiration Date	Description	Unrealized Appreciation
320,000	3/20/18	Agreement with Citibank to receive the notional amount based on the iBoxx USD Liquid High Yield Index[6] fixed rate and to pay the notional amount multiplied by the floating rate of 1.152% 3-month ICE LIBOR.	$2,356
320,000	6/20/18	Agreement with Citibank to receive the notional amount based on the iBoxx USD Liquid High Yield Index[6] fixed rate and to pay the notional amount multiplied by the floating rate of 1.274% 3-month ICE LIBOR.	4,395

Total			$6,751

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Global Income Fund–18

LVIP Global Income Fund

Statement of Net Assets (continued)

2Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

4The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts.

5Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

6The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GHS–Ghanaian Cedi

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

ITRX.EUR–Markit iTraxx Europe Index

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PIK–Payment-in-kind

LVIP Global Income Fund–19

LVIP Global Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

S.F.–Single Family

SGD–Singapore Dollar

TBA–To be announced

THB–Thailand Baht

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

See accompanying notes which are an integral part of the financial statements.

LVIP Global Income Fund–20

LVIP Global Income Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$12,361,827
Dividends	145,720
Foreign tax withheld	(92,389)

12,415,158

EXPENSES:
Management fees	3,303,830
Distribution fees-Service Class	812,773
Accounting and administration expenses	126,821
Custodian fees	90,709
Reports and statements to shareholders	60,641
Shareholder servicing fees	50,255
Pricing fees	37,793
Professional fees	34,608
Trustees’ fees and expenses	13,723
Consulting fees	1,963
Other	4,496

4,537,612
Less:
Management fees waived	(355,797)

Total operating expenses	4,181,815

NET INVESTMENT INCOME	8,233,343

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	1,400,041
Foreign currencies	(15,927,812)
Foreign currency exchange contracts	10,569,518
Futures contracts	(19,051)
Swap contracts	(1,611,946)

Net realized loss	(5,589,250)

Net change in unrealized appreciation (depreciation) of:
Investments**	60,146,188
Security sold short	3,584
Foreign currencies	201,125
Foreign currency exchange contracts	(24,365,151)
Futures contracts	(33,933)
Swap contracts	1,050,819

Net change in unrealized appreciation (depreciation)	37,002,632

NET REALIZED AND UNREALIZED GAIN	31,413,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,646,725

*Includes $109,746 capital gain taxes paid.

**Includes $196,353 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,233,343	$15,686,265
Net realized loss	(5,589,250)	(37,590,484)
Net change in unrealized appreciation	37,002,632	25,242,240

Net increase in net assets resulting from operations	39,646,725	3,338,021

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(1,605,780)
Service Class	—	(2,752,518)

	—	(4,358,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,901,387	43,869,716
Service Class	48,020,923	73,903,981
Reinvestment of dividends and distributions:
Standard Class	—	1,605,780
Service Class	—	2,752,518

	59,922,310	122,131,995

Cost of shares redeemed:
Standard Class	(51,135,999)	(50,542,787)
Service Class	(29,326,099)	(78,623,688)

	(80,462,098)	(129,166,475)

Decrease in net assets derived from capital share transactions	(20,539,788)	(7,034,480)

NET INCREASE (DECREASE) IN NET ASSETS	19,106,937	(8,054,757)
NET ASSETS:
Beginning of period	1,004,871,435	1,012,926,192

End of period	$1,023,978,372	$1,004,871,435

Accumulated net investment loss	$(10,912,974)	$(19,146,317)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–21

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/17[1]			Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.866	$10.858	$11.556	$11.427	$11.804	$11.193

Income (loss) from investment operations:
Net investment income[2]	0.098	0.189	0.193	0.195	0.187	0.216
Net realized and unrealized gain (loss)	0.338	(0.133)	(0.427)	0.021	(0.513)	0.646

Total from investment operations	0.436	0.056	(0.234)	0.216	(0.326)	0.862

Less dividends and distributions from:
Net investment income	—	—	(0.362)	(0.070)	(0.030)	(0.229)
Net realized gain	—	(0.048)	(0.102)	(0.017)	(0.021)	(0.022)

Total dividends and distributions	—	(0.048)	(0.464)	(0.087)	(0.051)	(0.251)

Net asset value, end of period	$11.302	$10.866	$10.858	$11.556	$11.427	$11.804

Total return[3]	4.01%	0.51%	(2.02% )	1.88%	(2.76% )	7.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350,148	$374,814	$379,407	$819,163	$781,803	$412,853
Ratio of expenses to average net assets	0.66%	0.65%	0.65%	0.64%	0.69%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.72%	0.71%	0.74%	0.76%
Ratio of net investment income to average net assets	1.78%	1.71%	1.69%	1.68%	1.63%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.71%	1.64%	1.62%	1.61%	1.58%	1.79%
Portfolio turnover	37%	49%	54%	81%	51%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–22

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Global Income Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.824	$10.843	$11.540	$11.412	$11.818	$11.207

Income (loss) from investment operations:
Net investment income[2]	0.084	0.161	0.163	0.166	0.158	0.186
Net realized and unrealized gain (loss)	0.337	(0.132)	(0.425)	0.020	(0.513)	0.647

Total from investment operations	0.421	0.029	(0.262)	0.186	(0.355)	0.833

Less dividends and distributions from:
Net investment income	—	—	(0.333)	(0.041)	(0.030)	(0.200)
Net realized gain	—	(0.048)	(0.102)	(0.017)	(0.021)	(0.022)

Total dividends and distributions	—	(0.048)	(0.435)	(0.058)	(0.051)	(0.222)

Net asset value, end of period	$11.245	$10.824	$10.843	$11.540	$11.412	$11.818

Total return[3]	3.89%	0.26%	(2.27% )	1.62%	(3.01% )	7.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$673,830	$630,057	$633,519	$619,992	$531,413	$504,516
Ratio of expenses to average net assets	0.91%	0.90%	0.90%	0.89%	0.94%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.97%	0.97%	0.96%	0.99%	1.01%
Ratio of net investment income to average net assets	1.53%	1.46%	1.44%	1.43%	1.38%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	1.39%	1.37%	1.36%	1.33%	1.54%
Portfolio turnover	37%	49%	54%	81%	51%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–23

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2017(unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, index swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security

LVIP Global Income Fund–24

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. The fees are calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (“Franklin”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

LVIP Global Income Fund–25

LVIP Global Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$28,919
Legal	6,981

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $53,001 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$494,570
Distribution fees payable to LFD	138,299
Printing and mailing fees payable to Lincoln Life	53,001
Shareholder servicing fees payable to Lincoln Life	24,729

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$285,765,861
Purchases of U.S. government securities	138,108,683
Sales other than U.S. government securities	301,226,781
Sales of U.S. government securities	35,810,360

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$973,908,709

Aggregate unrealized appreciation	$31,558,940
Aggregate unrealized depreciation	(11,500,425)

Net unrealized appreciation	$20,058,515

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Global Income Fund–26

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2– other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3– inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$5,847,234	$—	5,847,234
Agency Mortgage-Backed Securities	—	5,628,583	—	5,628,583
Corporate Bonds	—	56,113,903	—	56,113,903
Municipal Bonds	—	640,543	—	640,543
Non-Agency Asset-Backed Securities	—	14,321,216	—	14,321,216
Non-Agency Collateralized Mortgage Obligations	—	9,106,210	—	9,106,210
Non-Agency Commercial Mortgage-Backed Securities	—	3,768,138	—	3,768,138
Loan Agreements	—	9,474,218	—	9,474,219
Sovereign Bonds	—	516,509,590	—	516,509,590
Supranational Banks	—	21,874,141	—	21,874,141
U.S. Treasury Obligations	—	319,399,074	—	319,399,074
Common Stock	91,397	—	942	92,339
Exchange-Traded Fund	601,640	—	—	601,640
Money Market Fund	21,563,897	—	—	21,563,897
Short-Term Investment	—	10,330,000	—	10,330,000

Total Investments	$22,256,934	$973,012,850	$942	$995,270,726

Liabilities:
Security Sold Short	$—	$(1,303,502)	$—	$(1,303,502)

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$4,881,795	$—	$4,881,795

Futures Contracts	$18,889	$—	$—	$18,889

Swap Contracts	$—	$410,745	$—	$410,745

Liabilities:
Foreign Currency Exchange Contracts	$—	$(8,566,785)	$—	$(8,566,785)

Futures Contracts	$(32,708)	$—	$—	$(32,708)

Swap Contracts	$—	$(2,652,398)	$—	$(2,652,398)

There were no Level 3 investments at the beginning of the period.

LVIP Global Income Fund–27

LVIP Global Income Fund

Notes to Financial Statements (continued)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	1,077,884	3,989,264
Service Class	4,371,282	6,713,194
Shares reinvested:
Standard Class	—	145,162
Service Class	—	249,616

	5,449,166	11,097,236

Shares redeemed:
Standard Class	(4,592,762)	(4,583,167)
Service Class	(2,657,610)	(7,179,095)

	(7,250,372)	(11,762,262)

Net decrease	(1,801,206)	(665,026)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP Global Income Fund–28

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Fund’s investments.

Swap Contracts–The Fund enters into CDS contracts, index swap (total return swap) contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities, (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2017, the notional value of the protection sold was USD 4,255,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2017, net unrealized appreciation of the protection sold was $34,667.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events (including single name, baskets, and systemic), to enhance total return, and to gain exposure to certain securities or markets.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP Global Income Fund–29

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used index swap contracts to gain exposure to markets the Fund invests in.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$4,881,795	Receivables and other assets net of liabilities	$(8,566,785)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	18,889	Receivables and other assets net of liabilities	(32,708)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	40,573	Receivables and other assets net of liabilities	(229,085)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	370,172	Receivables and other assets net of liabilities	(2,423,313)

Total		$5,311,429		$(11,251,891)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$10,569,518	$(24,365,151)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(19,051)	(33,933)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(14,917)	130,034
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,597,029)	920,785

Total		$8,938,521	$(23,348,265)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

LVIP Global Income Fund–30

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	94,282,805	USD	382,802,515
Futures contracts (average notional value)	USD	24,061,803	USD	4,114,274
CDS contracts (average notional value)*	EUR	296,000	EUR	—
CDS contracts (average notional value)*	USD	6,480,040	USD	2,660,600
Interest rate swap contracts (average notional value)**	USD	—	USD	61,415,360
Total return swap contracts (average notional value)**	USD	46,080	USD	—

*Long represents buying protection and short represents selling protection.

**Long represent paying floating interest payments and short represent receiving floating interest payments.

At June 30, 2017, the Fund pledged $7,206,588 cash collateral and securities collateral (comprised of U.S. treasury securities) valued at $93,949 for certain open derivatives.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Exposure
Barclays Bank	$195,561	$(90,346)	$105,215
Citigroup Global Market	234,055	(410,220)	(176,165)
Deutsche Bank	132,806	(514,986)	(382,180)
JPMorgan Chase Bank	992,499	(3,017,453)	(2,024,954)
Standard Charted Bank	13,048	—	13,048

Total	$1,567,969	$(4,033,005)	$(2,465,036)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Barclays Bank	$105,215	$—	$—	$—	$—	$105,215
Citigroup Global Market	(176,165)	—	—	—	176,165	—
Deutsche Bank	(382,180)	—	—	—	—	(382,180)
JPMorgan Chase Bank	(2,024,954)	—	—	—	2,024,954	—
Standard Charted Bank	13,048	—	—	—	—	13,048

Total	$(2,465,036)	$—	$—	$—	$2,201,119	$(263,917)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

LVIP Global Income Fund–31

LVIP Global Income Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies or defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Global Income Fund–32

LVIP Goldman Sachs Income Builder Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Goldman Sachs Income Builder Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Goldman Sachs Income Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,042.60	0.75%	$3.80
Service Class Shares	1,000.00	1,041.40	1.00%	5.06
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2017

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	32.78%
U.S. Markets	27.52%
Aerospace & Defense	0.26%
Air Freight & Logistics	0.33%
Banks	5.06%
Biotechnology	0.46%
Capital Markets	0.21%
Chemicals	0.73%
Communications Equipment	0.72%
Consumer Finance	0.27%
Diversified Telecommunication Services	0.75%
Electric Utilities	2.08%
Electrical Equipment	0.82%
Energy Equipment & Services	0.42%
Equity Real Estate Investment Trusts	1.96%
Food & Staples Retailing	0.42%
Food Products	0.21%
Health Care Equipment & Supplies	1.01%
Health Care Providers & Services	0.37%
Hotels, Restaurants & Leisure	0.24%
Household Products	0.87%
Industrial Conglomerates	0.76%
Insurance	1.06%
Media	0.74%
Oil, Gas & Consumable Fuels	2.18%
Pharmaceuticals	2.99%
Road & Rail	0.27%
Semiconductors & Semiconductor Equipment	0.58%
Software	0.96%
Technology Hardware, Storage & Peripherals	0.14%
Tobacco	0.65%
Developed Markets	5.08%
Beverages	0.35%
Communications Equipment	0.21%
Construction & Engineering	0.50%
Electric Utilities	0.50%
Equity Real Estate Investment Trusts	0.25%
Oil, Gas & Consumable Fuels	1.27%
Personal Products	0.52%
Tobacco	0.28%
Transportation Infrastructure	0.56%
Wireless Telecommunication Services	0.64%
Emerging Markets	0.18%
Semiconductors & Semiconductor Equipment	0.18%
Convertible Preferred Stock	0.83%
Preferred Stock	1.80%
Master Limited Partnerships	0.84%

Security Type/Sector	Percentage of Net Assets

Corporate Bonds	41.02%
Automobiles	0.19%
Banks	3.67%
Beverages	1.42%
Capital Markets	0.65%
Chemicals	0.83%
Commercial Services & Supplies	0.64%
Communications Equipment	0.43%
Consumer Finance	0.33%
Diversified Financial Services	0.16%
Diversified Telecommunication Services	2.94%
Electric Utilities	0.64%
Energy Equipment & Services	0.52%
Equity Real Estate Investment Trusts	1.79%
Food & Staples Retailing	1.92%
Food Products	0.93%
Health Care Equipment & Supplies	0.31%
Health Care Providers & Services	2.16%
Independent Power & Renewable Electricity
Producers	0.38%
Insurance	1.30%
Internet & Direct Marketing Retail	1.17%
Internet Software & Services	0.50%
IT Services	0.16%
Life Sciences Tools & Services	0.64%
Media	2.86%
Metals & Mining	0.17%
Mortgage Real Estate Investment Trusts	0.32%
Multiline Retail	0.24%
Multi-Utilities	0.48%
Oil, Gas & Consumable Fuels	6.49%
Pharmaceuticals	2.45%
Semiconductors & Semiconductor Equipment	0.67%
Software	0.76%
Specialty Retail	0.15%
Technology Hardware, Storage & Peripherals	0.39%
Thrift & Mortgage Finance	0.32%
Tobacco	1.15%
Trading Companies & Distributors	0.17%
Wireless Telecommunication Services	0.72%
Non-Agency Asset-Backed Securities	7.28%
Loan Agreements	3.77%
U.S. Treasury Obligations	4.85%
Money Market Fund	6.05%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Wells Fargo & Co.	1.56%
Pfizer	1.53%
M&T Bank	1.07%
Duke Energy	1.04%
BB&T	0.96%
JPMorgan Chase & Co.	0.89%
Exxon Mobil	0.83%
Abbott Laboratories	0.82%
MetLife	0.80%
General Electric	0.76%
Total	10.26%

Geography*	Percentage of Net Assets

Belgium	0.35%
Canada	1.55%
Cayman Islands	7.11%
Czech Republic	0.15%
Finland	0.28%
France	0.75%
Ireland	0.81%
Italy	0.56%
Japan	0.28%
Luxembourg	0.95%
Netherlands	2.12%
Spain	0.41%
Taiwan	0.18%
United Kingdom	1.67%
United States	76.00%
Total	93.17%

*Allocation includes all investments except for money market fund.

IT- Information Technology

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–32.78%
U.S. MARKETS–27.52%
Aerospace & Defense–0.26%
United Technologies	340	$41,517

		41,517

Air Freight & Logistics–0.33%
United Parcel Service Class B	483	53,415

		53,415

Banks–5.06%
BB&T	3,384	153,667
JPMorgan Chase & Co.	1,560	142,584
M&T Bank	1,061	171,829
SunTrust Banks	1,642	93,134
Wells Fargo & Co.	4,529	250,952

		812,166

Biotechnology–0.46%
Gilead Sciences	1,050	74,319

		74,319

Capital Markets–0.21%
Invesco	965	33,958

		33,958

Chemicals–0.73%
EI du Pont de Nemours & Co.	348	28,087
Praxair	677	89,736

		117,823

Communications Equipment–0.72%
Cisco Systems	3,719	116,405

		116,405

Consumer Finance–0.27%
American Express	516	43,468

		43,468

Diversified Telecommunication Services–0.75%
CenturyLink	2,147	51,270
Verizon Communications	1,554	69,402

		120,672

Electric Utilities–2.08%
Duke Energy	1,995	166,762
FirstEnergy	3,867	112,762
PG&E	832	55,220

		334,744

Electrical Equipment–0.82%
Eaton	773	60,163
Emerson Electric	1,209	72,081

		132,244

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.42%
Schlumberger	1,025	$67,486

		67,486

Equity Real Estate Investment Trusts–1.96%
AvalonBay Communities	273	52,462
Crown Castle International	679	68,022
DDR	9,415	85,394
Federal Realty Investment Trust	221	27,932
HCP	1,083	34,613
Mid-America Apartment Communities	443	46,683

		315,106

Food & Staples Retailing–0.42%
CVS Health	833	67,023

		67,023

Food Products–0.21%
Campbell Soup	634	33,063

		33,063

Health Care Equipment & Supplies–1.01%
Abbott Laboratories	2,723	132,365
Medtronic	338	29,998

		162,363

Health Care Providers & Services–0.37%
Aetna.	391	59,366

		59,366

Hotels, Restaurants & Leisure–0.24%
McDonald’s	250	38,290

		38,290

Household Products–0.87%
Kimberly-Clark	410	52,935
Procter & Gamble	999	87,063

		139,998

Industrial Conglomerates–0.76%
General Electric	4,524	122,193

		122,193

Insurance–1.06%
American International Group	685	42,826
MetLife	2,332	128,120

		170,946

Media–0.74%
Comcast Class A	1,696	66,008
Viacom Class B	1,573	52,806

		118,814

Oil, Gas & Consumable Fuels–2.18%
Chevron	970	101,200

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	722	$31,739
Exxon Mobil	1,659	133,931
Williams	2,733	82,755

		349,625

Pharmaceuticals–2.99%
Bristol-Myers Squibb	1,364	76,002
Johnson & Johnson	639	84,533
Merck & Co.	1,143	73,255
Pfizer	7,333	246,315

		480,105

Road & Rail–0.27%
Union Pacific	399	43,455

		43,455

Semiconductors & Semiconductor Equipment–0.58%
Analog Devices	365	28,397
Maxim Integrated Products	579	25,997
Texas Instruments	510	39,234

		93,628

Software–0.96%
Microsoft	822	56,660
Oracle	1,937	97,121

		153,781

Technology Hardware, Storage & Peripherals–0.14%
Apple	152	21,891

		21,891

Tobacco–0.65%
Altria Group	628	46,767
Reynolds American	887	57,690

		104,457

Total U.S. Markets (Cost $4,060,479)		4,422,321

§DEVELOPED MARKETS–5.08%
Beverages–0.35%
Anheuser-Busch InBev ADR	505	55,732
		55,732

Communications Equipment–0.21%
Nokia OYJ ADR	5,607	34,539

		34,539

Construction & Engineering–0.50%
Vinci ADR	3,734	79,982

		79,982

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electric Utilities–0.50%
Fortis	2,275	$79,966

		79,966

Equity Real Estate Investment Trusts–0.25%
Klepierre	1,001	41,027

		41,027

Oil, Gas & Consumable Fuels–1.27%
BP ADR	2,399	83,125
Royal Dutch Shell Class A ADR	2,284	121,486

		204,611

Personal Products–0.52%
Unilever (New York Shares)	1,506	83,237

		83,237

Tobacco–0.28%
Japan Tobacco ADR	2,577	45,278

		45,278

Transportation Infrastructure–0.56%
Atlantia ADR	6,330	89,316

		89,316

Wireless Telecommunication Services–0.64%
Vodafone Group ADR	3,558	102,221

		102,221

Total Developed Markets (Cost $763,099)		815,909

×EMERGING MARKETS–0.18%
Semiconductors & Semiconductor Equipment–0.18%
Taiwan Semiconductor Manufacturing ADR	817	28,562

		28,562

Total Emerging Markets (Cost $26,976)		28,562

Total Common Stock (Cost $4,850,554)		5,266,792

CONVERTIBLE PREFERRED STOCK–0.83%
Allergan 5.50%, exercise price $352.80, expiration date 3/1/18	38	32,987
American Tower 5.50%, exercise price $115.11, expiration date 2/15/18	286	34,672
Wells Fargo & Co. 7.50%, exercise price $156.71, expiration date 12/31/49	50	65,556

Total Convertible Preferred Stock (Cost $124,926)		133,215

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–1.80%
•Bank of America 6.10%	50,000	$54,380
•Delphi Financial Group 4.372%	974	21,002
•Morgan Stanley 6.375%	837	23,888
Public Storage 5.75%	1,315	33,125
Qwest 6.50%	248	6,195
•SCE Trust III 5.75%	4,000	112,320
Verizon Communications 5.90%	1,433	38,576

Total Preferred Stock (Cost $268,085)		289,486

MASTER LIMITED PARTNERSHIPS–0.84%
AllianceBernstein Holding	2,468	58,368
Energy Transfer Partners	2,079	42,391
Plains All American Pipeline	1,280	33,626

Total Master Limited Partnerships (Cost $144,184)		134,385

	Principal Amount°

CORPORATE BONDS–41.02%
Automobiles–0.19%
General Motors 6.75% 4/1/46	25,000	29,753

		29,753

Banks–3.67%
Bank of America 3.248% 10/21/27	100,000	96,842
Citigroup 4.45% 9/29/27	150,000	156,195
•CoBank 6.25% 12/29/49	50,000	55,126
JPMorgan Chase
3.625% 12/1/27	100,000	99,189
•6.10% 10/29/49	25,000	27,156
•6.125% 12/29/49	50,000	54,125
Wells Fargo & Co. 3.90% 5/1/45	100,000	100,292

		588,925

Beverages–1.42%
Anheuser-Busch InBev Finance
4.70% 2/1/36	125,000	138,009
4.90% 2/1/46	80,000	90,652

		228,661

Capital Markets–0.65%
Morgan Stanley 4.00% 7/23/25	100,000	104,481

		104,481

Chemicals–0.83%
Ashland 6.875% 5/15/43	50,000	54,500
Sherwin-Williams 4.50% 6/1/47	75,000	78,913

		133,413

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.64%
#Penske Truck Leasing 144A 3.375% 2/1/22	100,000	$102,543

		102,543

Communications Equipment–0.43%
Alcatel-Lucent USA 6.45% 3/15/29	50,000	58,625
Nokia 4.375% 6/12/27	10,000	10,206

		68,831

Consumer Finance–0.33%
Navient 5.875% 3/25/21	50,000	53,000

		53,000

Diversified Financial Services–0.16%
#Neuberger Berman Group 144A 4.50% 3/15/27	25,000	26,218

		26,218

Diversified Telecommunication Services–2.94%
AT&T 4.75% 5/15/46	180,000	177,194
Intelsat Jackson Holdings
7.25% 10/15/20	50,000	47,500
#144A 8.00% 2/15/24	50,000	54,000
Telefonica Emisiones 7.045% 6/20/36	50,000	65,873
Verizon Communications 4.522% 9/15/48	135,000	128,242

		472,809

Electric Utilities–0.64%
Southern 4.40% 7/1/46	100,000	102,232

		102,232

Energy Equipment & Services–0.52%
Noble Holding International 7.75% 1/15/24	50,000	39,813
Weatherford International 6.80% 6/15/37	50,000	43,000

		82,813

Equity Real Estate Investment Trusts–1.79%
American Tower
3.375% 10/15/26	75,000	73,524
5.00% 2/15/24	75,000	82,987
DuPont Fabros Technology 5.625% 6/15/23	50,000	53,500
Equinix 5.375% 5/15/27	25,000	26,719
#SBA Communications 144A 4.875% 9/1/24	50,000	51,000

		287,730

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–1.92%
CVS Health 5.125% 7/20/45	125,000	$143,858
Sysco
3.75% 10/1/25	100,000	103,846
4.85% 10/1/45	55,000	61,187

		308,891

Food Products–0.93%
Kraft Heinz Foods 4.375% 6/1/46	100,000	98,331
#Post Holdings 144A 5.50% 3/1/25	50,000	51,688

		150,019

Health Care Equipment & Supplies–0.31%
Becton Dickinson 3.70% 6/6/27	50,000	50,259

		50,259

Health Care Providers & Services–2.16%
Community Health Systems 6.875% 2/1/22	50,000	43,875
DaVita 5.00% 5/1/25	100,000	100,500
HCA
4.75% 5/1/23	50,000	53,000
5.875% 2/15/26	25,000	27,064
Tenet Healthcare
•4.746% 6/15/20	50,000	50,505
#144A 7.50% 1/1/22	20,000	21,746
THC Escrow III 5.125% 5/1/25	50,000	50,313

		347,003

Independent Power & Renewable Electricity Producers–0.38%
Dynegy 6.75% 11/1/19	45,000	46,631
NRG Energy 7.875% 5/15/21	13,000	13,488

		60,119

Insurance–1.30%
American International Group 4.50% 7/16/44	130,000	132,708
Hartford Financial Services Group 4.30% 4/15/43	75,000	76,563

		209,271

Internet & Direct Marketing Retail–1.17%
Amazon.com 4.95% 12/5/44	50,000	59,158
Priceline Group 3.65% 3/15/25	125,000	128,479

		187,637

Internet Software & Services–0.50%
VeriSign 5.25% 4/1/25	75,000	80,438

		80,438

IT Services–0.16%
#WEX 144A 4.75% 2/1/23	25,000	25,250

		25,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.64%
Thermo Fisher Scientific 3.65% 12/15/25	100,000	$103,060

		103,060

Media–2.86%
21st Century Fox America 6.15% 2/15/41	50,000	63,324
Charter Communications Operating 6.484% 10/23/45	50,000	60,222
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	25,625
Comcast 4.60% 8/15/45	25,000	27,328
DISH DBS
5.875% 11/15/24	60,000	64,243
7.75% 7/1/26	10,000	11,875
#Sirius XM Radio 144A 4.625% 5/15/23	75,000	77,344
#Univision Communications 144A 5.125% 5/15/23	50,000	50,609
#Videotron 144A 5.375% 6/15/24	75,000	79,500

		460,070

Metals & Mining–0.17%
#Glencore Finance Canada 144A 5.55% 10/25/42	25,000	26,718

		26,718

Mortgage Real Estate Investment Trusts–0.32%
#Ladder Capital Finance Holdings 144A 5.25% 3/15/22	50,000	51,500

		51,500

Multiline Retail–0.24%
JC Penney 7.40% 4/1/37	50,000	38,125

		38,125

Multi-Utilities–0.48%
NiSource Finance 4.375% 5/15/47	75,000	77,654

		77,654

Oil, Gas & Consumable Fuels–6.49%
Apache 4.75% 4/15/43	50,000	50,330
#Chesapeake Energy 144A 8.00% 1/15/25	20,000	19,875
#DCP Midstream Operating 144A 6.75% 9/15/37	50,000	54,000
Enterprise Products Operating
•4.877% 8/1/66	25,000	25,125
5.10% 2/15/45	100,000	110,230
Genesis Energy 6.00% 5/15/23	50,000	49,250
#Halcon Resources 144A 6.75% 2/15/25	50,000	45,250
Kinder Morgan 5.55% 6/1/45	55,000	58,495
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	60,334

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum 5.625% 1/15/22	25,000	$24,375
#MEG Energy 144A 6.375% 1/30/23	50,000	38,875
Plains All American Pipeline
3.60% 11/1/24	25,000	24,337
4.70% 6/15/44	135,000	123,509
#Range Resources 144A 5.875% 7/1/22	50,000	51,000
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	138,093
Williams 7.50% 1/15/31	50,000	59,500
Williams Partners 6.30% 4/15/40	95,000	110,450

		1,043,028

Pharmaceuticals–2.45%
Mylan
3.95% 6/15/26	75,000	76,132
5.25% 6/15/46	130,000	142,752
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	97,979
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	25,000	24,344
#144A 7.00% 3/15/24	50,000	52,688

		393,895

Semiconductors & Semiconductor Equipment–0.67%
#Broadcom 144A 3.875% 1/15/27	50,000	51,445
Micron Technology 7.50% 9/15/23	50,000	56,025

		107,470

Software–0.76%
#BMC Software Finance 144A 8.125% 7/15/21	50,000	52,016
Microsoft 3.75% 2/12/45	50,000	49,821
Symantec 5.00% 4/15/25	20,000	20,922

		122,759

Specialty Retail–0.15%
L Brands 6.875% 11/1/35	25,000	24,250

		24,250

Technology Hardware, Storage & Peripherals–0.39%
#Dell International 144A 8.10% 7/15/36	50,000	63,010

		63,010

Thrift & Mortgage Finance–0.32%
Nationstar Mortgage 6.50% 7/1/21	50,000	51,375

		51,375

Tobacco–1.15%
Reynolds American 5.85% 8/15/45	150,000	184,409

		184,409

Trading Companies & Distributors–0.17%
#International Lease Finance 144A 7.125% 9/1/18	25,000	26,466

		26,466

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.72%
Sprint 7.875% 9/15/23	100,000	$115,250

		115,250

Total Corporate Bonds (Cost $6,367,966)		6,589,335

NON-AGENCY ASSET-BACKED SECURITIES–7.28%
#•Carlyle Global Market Strategies CLO Series 2014-4A A1R 144A 2.358% 10/15/26	350,000	350,725
•Chase Education Loan Trust Series 2007-A A3 1.365% 12/28/23	67,814	67,602
#•Limerock CLO II Series 2014-2A AR 144A 2.458% 4/18/26	250,000	250,469
#•Madison Park Funding XII Series 2014-12A AR 144A 2.416% 7/20/26	250,000	251,108
#•Staniford Street CLO Series 2014-1A AR 144A 2.426% 6/15/25	250,000	249,873

Total Non-Agency Asset-Backed Securities (Cost $1,166,882)		1,169,777

«LOAN AGREEMENTS–3.77%
Avast Software Tranche B 1st Lien 4.546% 9/30/23	24,688	24,971
Axalta Coating Systems US Holdings 1st Lien 3.039% 6/1/24	18,863	18,943
Builders Firstsource Tranche B 1st Lien 4.069% 2/29/24	24,812	24,828
EnergySolutions Tranche B 1st Lien 6.98% 5/29/20	21,192	21,377
Equinix Tranche B 1st Lien 3.545% 1/9/23	49,624	49,935
First Data 1st Lien 3.716% 4/26/24	22,346	22,370
First Data Tranche B 1st Lien 3.466% 7/10/22	22,905	22,892
Getty Images Tranche B 1st Lien 4.75% 10/18/19	24,425	22,578
Global Payments Tranche B 1st Lien 3.226% 4/22/23	12,911	12,975
Infor US Tranche B 1st Lien 4.046% 2/1/22	24,687	24,561
Intelsat Jackson Holdings Tranche B2 1st Lien 4.00% 6/30/19	50,000	49,649
MEG Energy Tranche B 1st Lien 4.68% 12/31/23	24,349	23,809
Micron Technology Tranche B 1st Lien 3.80% 4/26/22	24,750	24,985
Murray Energy Tranche B2 1st Lien 8.25% 4/17/20	24,934	24,445

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Neiman Marcus Group 1st Lien 4.339% 10/25/20	24,494	$18,493
Sabre GLBL Tranche B 1st Lien 3.976% 2/22/24	12,253	12,348
Shearer’s Foods 1st Lien 5.546% 7/30/21	24,625	24,625
SIG Combibloc US Acquisition Tranche B 1st Lien 4.226% 3/13/22	24,026	24,226
SS&C European Holdings Tranche B2 1st Lien 3.476% 7/8/22	1,150	1,156
SS&C Technologies Tranche B1 1st Lien 3.476% 7/8/22	16,547	16,635
TransDigm Tranche C 1st Lien 4.296% 2/28/20	49,230	49,296
U.S. Renal Care 1st Lien 5.546% 12/31/22	24,625	23,878
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.83% 4/1/22	36,985	37,530
Victory Capital Operating 1st Lien 8.796% 10/31/21	29,155	29,629

Total Loan Agreements (Cost $605,821)		606,134

U.S. TREASURY OBLIGATIONS–4.85%
U.S. Treasury Bond 3.00% 11/15/45	370,000	381,172
U.S. Treasury Note 1.375% 9/30/20	400,000	397,086

Total U.S. Treasury Obligations (Cost $771,318)		778,258

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–6.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	971,975	$971,975

Total Money Market Fund (Cost $971,975)		971,975

TOTAL VALUE OF SECURITIES–99.22% (Cost $15,271,711)	15,939,357
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	125,657

NET ASSETS APPLICABLE TO 1,602,869 SHARES OUTSTANDING–100.00%	$16,065,014

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND STANDARD CLASS ($951,399 / 94,813 Shares)	$10.034

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND SERVICE CLASS ($15,113,615 / 1,508,056 Shares)	$10.022

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$15,773,573
Undistributed net investment income	204,815
Accumulated net realized loss on investments	(559,268)
Net unrealized appreciation of investments, foreign currencies and derivatives	645,894

TOTAL NET ASSETS	$16,065,014

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $2,199,260, which represents 13.69% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

«

Includes $60,157 cash collateral held at broker for futures contracts, $79,981 payable for securities purchased, $309 payable for fund shares redeemed, $12,559 due to manager and affiliates and $7,277 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2017.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
(1)	U.S. Treasury 2 yr Notes	$(216,440)	$(216,109)	10/2/17	$331	$—
9	U.S. Treasury 5 yr Notes	1,064,284	1,060,523	10/2/17	—	(3,761)
(3)	U.S. Treasury Long Bonds	(457,153)	(461,063)	9/21/17	—	(3,910)
(7)	U.S. Treasury Ultra Bonds	(1,146,711)	(1,161,125)	9/21/17	—	(14,414)

Total					$331	$(22,085)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CLO–Collateralized Loan Obligation

IT–Information Technology

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$173,988
Dividends	98,961
Foreign tax withheld	(1,326)

271,623

EXPENSES:
Management fees	45,074
Professional fees	24,190
Distribution fees-Service Class	16,195
Reports and statements to shareholders	5,541
Pricing fees	5,465
Accounting and administration expenses	1,785
Custodian fees	1,511
Consulting fees	864
Shareholder servicing fees	741
Trustees’ fees and expenses	188
Other	478

102,032
Less:
Expenses reimbursed	(33,829)

Total operating expenses	68,203

NET INVESTMENT INCOME	203,420

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	280,388
Foreign currencies	5,021
Foreign currency exchange contracts	(323)
Futures contracts	(31,481)

Net realized gain	253,605

Net change in unrealized appreciation (depreciation) of:
Investments	125,617
Foreign currencies	2
Futures contracts	(23,726)

Net change in unrealized appreciation (depreciation)	101,893

NET REALIZED AND UNREALIZED GAIN	355,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$558,918

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$203,420	$368,779
Net realized gain (loss)	253,605	(597,304)
Net change in unrealized appreciation (depreciation)	101,893	1,200,226

Net increase in net assets resulting from operations	558,918	971,701

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(28,668)
Service Class	—	(340,072)

	—	(368,740)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,667	41,283
Service Class	3,389,988	2,741,909
Reinvestment of dividends and distributions:
Standard Class	—	28,668
Service Class	—	340,072

	3,411,655	3,151,932

Cost of shares redeemed:
Standard Class	(8,883)	(7,971)
Service Class	(310,568)	(1,543,604)

	(319,451)	(1,551,575)

Increase in net assets derived from capital share transactions	3,092,204	1,600,357

NET INCREASE IN NET ASSETS	3,651,122	2,203,318
NET ASSETS:
Beginning of period	12,413,892	10,210,574

End of period	$16,065,014	$12,413,892

Undistributed net investment income	$204,815	$1,395

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Goldman Sachs Income Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Standard Class
	Six Months Ended 6/30/17[1]	Year Ended		5/1/14[2] to
	(unaudited)	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$9.626	$9.125	$9.824	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.154	0.332	0.371	0.237
Net realized and unrealized gain (loss)	0.254	0.486	(0.748)	(0.156)

Total from investment operations	0.408	0.818	(0.377)	0.081

Less dividends and distributions from:
Net investment income	—	(0.317)	(0.322)	(0.251)
Return of capital	—	—	—	(0.006)

Total dividends and distributions	—	(0.317)	(0.322)	(0.257)

Net asset value, end of period	$10.034	$9.626	$9.125	$9.824

Total return[4]	4.26%	8.94%	(3.85% )	0.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$951	$900	$795	$826
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.24%	1.34%	1.29%	1.52%
Ratio of net investment income to average net assets	3.16%	3.52%	3.77%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.93%	3.23%	2.71%
Portfolio turnover	49%	81%	61%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expenses reimbursed not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–12

LVIP Goldman Sachs Income Builder Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended		5/1/14[2] to
	(unaudited)	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$9.626	$9.126	$9.824	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.142	0.308	0.346	0.220
Net realized and unrealized gain (loss)	0.254	0.485	(0.747)	(0.156)

Total from investment operations	0.396	0.793	(0.401)	0.064

Less dividends and distributions from:
Net investment income	—	(0.293)	(0.297)	(0.234)
Return of capital	—	—	—	(0.006)

Total dividends and distributions	—	(0.293)	(0.297)	(0.240)

Net asset value, end of period	$10.022	$9.626	$9.126	$9.824

Total return[4]	4.14%	8.67%	(4.09% )	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,114	$11,514	$9,416	$7,835
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.49%	1.59%	1.54%	1.77%
Ratio of net investment income to average net assets	2.91%	3.27%	3.52%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.42%	2.68%	2.98%	2.46%
Portfolio turnover	49%	81%	61%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expenses reimbursed not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–13

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Goldman Sachs Income Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a balance of current income and capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013 - December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are

LVIP Goldman Sachs Income Builder Fund–14

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $6 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.75% of the average daily net assets for the Standard Class and 1.00% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

LVIP Goldman Sachs Income Builder Fund–15

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$439
Legal	106

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $798 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and monthly.

At June 30, 2017, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,277
Management fees payable to LIAC	8,365
Distribution fees payable to LFD	3,023
Printing and mailing fees payable to Lincoln Life	798
Shareholder servicing fees payable to Lincoln Life	373

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2017, Lincoln Life directly owned 54.42% of the Fund.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$8,938,991
Purchases of U.S. government securities	368,816
Sales other than U.S. government securities	6,558,700

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$15,271,711

Aggregate unrealized appreciation	$825,996
Aggregate unrealized depreciation	(158,350)

Net unrealized appreciation	$667,646

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP Goldman Sachs Income Builder Fund–16

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$89,809	$701,808	$791,617

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2– other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3– inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$5,225,765	$41,027	$5,266,792
Convertible Preferred Stock	133,215	—	133,215
Preferred Stock	235,106	54,380	289,486
Master Limited Partnerships	134,385	—	134,385
Corporate Bonds	—	6,589,335	6,589,335
Non-Agency Asset-Backed Securities	—	1,169,777	1,169,777
Loan Agreements	—	606,134	606,134
U.S. Treasury Obligations	—	778,258	778,258
Money Market Fund	971,975	—	971,975

Total Investments	$6,700,446	$9,238,911	$15,939,357

Derivatives:
Assets:
Futures Contracts	$331	$—	$331

Liabilities:
Futures Contracts	$(22,085)	$—	$(22,085)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from

LVIP Goldman Sachs Income Builder Fund–17

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	2,190	4,320
Service Class	343,550	291,700

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,977
Service Class	—	35,318

	345,740	334,315

Shares redeemed:
Standard Class	(921)	(823)
Service Class	(31,606)	(162,727)

	(32,527)	(163,550)

Net increase	313,213	170,765

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

LVIP Goldman Sachs Income Builder Fund–18

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities; and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$331	Receivables and other assets net of liabilities	$(22,085)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(323)	$—
Futures contracts (Interest rate contracts)	Realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(31,481)	(23,726)

Total		$(31,804)	$(23,726)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$ 4,120	$ 10,463
Futures contracts (average notional value)	1,014,738	1,458,617

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services, LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The

LVIP Goldman Sachs Income Builder Fund–19

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Goldman Sachs Income Builder Fund–20

LVIP Government Money Market Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Government Money Market Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses in the table reflect fee waivers and recoupments in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,001.50	0.45%	$2.23
Service Class Shares	1,000.00	1,000.40	0.66%	3.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
Service Class Shares	1,000.00	1,021.52	0.66%	3.31

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Agency Obligations	52.23%
U.S. Treasury Obligations	3.91%
Repurchase Agreements	44.30%
Money Market Fund	0.02%
Total Value of Securities	100.46%
Liabilities Net of Receivables and Other Assets	(0.46%)
Total Net Assets	100.00%

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–52.23%
Federal Farm Credit Banks
1.00% 8/15/17	5,000,000	$5,000,491
1.00% 11/6/17	1,000,000	999,927
•1.122% 12/28/17	2,445,000	2,444,890
1.125% 9/22/17	4,000,000	4,000,757
•1.169% 7/14/17	3,750,000	3,749,947
•1.267% 9/5/17	3,555,000	3,554,934
•1.267% 1/2/18	3,750,000	3,749,237
•1.279% 8/8/18	1,000,000	1,003,567
•1.324% 9/21/17	5,000,000	5,000,000
Federal Farm Credit Discount Notes
≠1.01% 7/11/17	4,620,000	4,619,230
≠1.05% 9/29/17	3,565,000	3,558,850
≠1.15% 1/11/18	4,680,000	4,658,311
Federal Home Loan Bank Discount Notes
≠1.01% 7/14/17	5,670,000	5,668,270
≠1.01% 7/21/17	4,500,000	4,497,865
≠1.01% 7/26/17	2,620,000	2,618,275
≠1.01% 7/28/17	4,425,000	4,421,774
≠1.04% 8/1/17	8,060,000	8,055,558
≠1.04% 8/9/17	11,500,000	11,488,302
≠1.04% 8/11/17	6,780,000	6,775,027
≠1.04% 8/23/17	3,500,000	3,496,419
≠1.04% 8/25/17	4,240,000	4,235,627
≠1.04% 8/28/17	4,620,000	4,613,338
≠1.04% 8/30/17	9,000,000	8,989,575
≠1.05% 9/13/17	6,285,000	6,272,081
≠1.05% 9/20/17	14,845,000	14,811,968
≠1.05% 9/21/17	1,000,000	997,813
≠1.05% 9/22/17	3,000,000	2,993,706
≠1.05% 9/25/17	9,500,000	9,476,171
≠1.05% 9/27/17	8,500,000	8,478,412
≠1.08% 10/12/17	13,605,000	13,562,961
≠1.08% 10/18/17	5,375,000	5,362,794
≠1.09% 11/8/17	3,500,000	3,486,868
≠1.14% 12/4/17	1,500,000	1,493,500
≠1.14% 12/5/17	9,000,000	8,960,750
≠1.14% 12/29/17	5,000,000	4,971,342
Federal Home Loan Banks
0.75% 9/8/17	1,250,000	1,249,349
•0.83% 5/9/18	3,500,000	3,500,000
0.875% 3/19/18	5,500,000	5,491,110
•0.906% 3/13/18	6,635,000	6,635,000
•0.949% 8/25/17	4,200,000	4,200,000
•0.987% 4/13/18	14,350,000	14,350,000
•1.056% 7/9/18	7,000,000	7,000,000
•1.064% 4/17/18	6,205,000	6,205,000
•1.067% 5/18/18	2,000,000	2,000,000
•1.089% 6/5/18	4,500,000	4,500,000
•1.09% 10/27/17	10,660,000	10,659,920
•1.112% 10/3/18	10,500,000	10,500,000
•1.114% 6/20/19	10,145,000	10,145,000

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•1.139% 7/7/17	9,000,000	$9,000,000
•1.141% 7/6/17	3,630,000	3,630,000
•1.151% 8/22/17	3,800,000	3,799,985
•1.219% 3/8/18	2,825,000	2,825,195
•1.257% 10/16/17	5,600,000	5,600,000
1.375% 3/9/18	5,000,000	5,009,245
Federal Home Loan Mortgage
0.75% 7/14/17	2,500,000	2,500,104
1.00% 9/29/17	4,900,000	4,903,271
•1.125% 1/8/18	3,395,000	3,395,000
•1.126% 1/12/18	3,395,000	3,395,000
•1.167% 11/13/17	1,920,000	1,920,513
Federal National Mortgage Association
0.875% 10/26/17	9,270,000	9,274,028
0.875% 3/28/18	6,000,000	5,989,994
1.00% 9/27/17	1,500,000	1,500,100
•1.182% 8/16/17	4,180,000	4,179,892
Freddie Mac Discount Notes
≠1.04% 8/2/17	5,530,000	5,526,068
≠1.04% 8/3/17	10,485,000	10,477,023
≠1.05% 9/18/17	5,000,000	4,988,644
≠1.08% 10/16/17	11,380,000	11,355,309

Total Agency Obligations (Cost $373,773,287)		373,773,287

U.S. TREASURY OBLIGATIONS–3.91%
•U.S. Treasury Floating Rate Note 1.238% 4/30/18	20,000,000	19,999,078
U.S. Treasury Note 0.75% 2/28/18	8,040,000	8,031,513

Total U.S. Treasury Obligations (Cost $28,030,591)		28,030,591

REPURCHASE AGREEMENTS–44.30%
Bank of Montreal 1.07%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,675 (collateralized by U.S. government and U.S. agency obligations 1.625%–5.50% 2/28/18–5/1/47; market value $30,689,255)	30,000,000	30,000,000

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia 1.10%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,750 (collateralized by U.S. government obligations 0.00%–2.25% 8/3/17–2/15/27; market value $30,602,867)	30,000,000	$30,000,000
BNP Paribas 1.10%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,750 (collateralized by U.S. government obligations 0.00%–2.00% 7/20/17–5/15/45; market value $30,600,086)	30,000,000	30,000,000
Citigroup Global Markets 1.08%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,700 (collateralized by U.S. government obligations 2.875%–5.00% 5/15/37–8/15/45; market value $30,600,053)	30,000,000	30,000,000
Goldman Sachs & Co. 1.07%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,675 (collateralized by U.S. government agency obligations 3.00%–4.50% 1/1/26–11/1/46; market value $30,900,000)	30,000,000	30,000,000
Mizuho Securities USA 1.16%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,900 (collateralized by U.S. government agency obligations 4.50% 5/20/47; market value $30,600,001)	30,000,000	30,000,000
Morgan Stanley & Co. 1.01%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,525 (collateralized by U.S. government obligations 0.875%–4.75% 10/15/18–2/15/37; market value $30,600,048)	30,000,000	30,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Natixis 1.08%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $20,001,800 (collateralized by U.S. government obligations 1.50%–8.125% 5/15/20–5/15/45; market value $20,400,067)	20,000,000	$20,000,000
1.10%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $6,000,550 (collateralized by U.S. government and U.S. agency obligations 1.25%–8.125% 5/31/19–4/1/47; market value $6,179,934)	6,000,000	6,000,000
RBC Capital Markets 1.07%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $30,002,675 (collateralized by U.S. government agency obligations 1.345%–6.911% 10/15/31–6/1/47; market value $32,188,278)	30,000,000	30,000,000
Societe Generale 1.10%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $11,001,008 (collateralized by U.S. government obligations 3.75% 11/15/43; market value $11,220,097)	11,000,000	11,000,000
TD Securities USA 1.15%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $40,003,833 (collateralized by U.S. government and U.S. agency obligations 0.00%–4.50% 7/20/17–3/20/41; market value $40,800,000)	40,000,000	40,000,000

Total Repurchase Agreements (Cost $317,000,000)		317,000,000

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.02%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.91%)	136,052	$136,052

Total Money Market Fund (Cost $136,052)		136,052

TOTAL VALUE OF SECURITIES–100.46% (Cost $718,939,930)Δ	$718,939,930
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.46%)	(3,322,292)

NET ASSETS APPLICABLE TO 71,559,824 SHARES OUTSTANDING–100.00%	$715,617,638

NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($461,888,115 / 46,187,672 Shares)	$10.000

NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($253,729,523 / 25,372,152 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$715,596,278
Accumulated net realized gain on investments	21,360

TOTAL NET ASSETS	$715,617,638

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

«	Includes $1,483,242 payable for fund shares redeemed, $10,500,000 payable for securities purchased and $328,578 due to manager and affiliates at June 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–5

LVIP Government Money Market Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$2,546,133

EXPENSES:
Management fees	1,295,660
Distribution fees-Service Class	300,655
Accounting and administration expenses	84,912
Shareholder servicing fees	33,286
Professional fees	17,271
Reports and statements to shareholders	16,452
Custodian fees	13,760
Trustees’ fees and expenses	9,356
Pricing fees	1,820
Consulting fees	1,610
Other	28,078

1,802,860
Less:
Distribution fees waived-Service Class	(47,465)
Plus:
Recoupment of prior expenses reduced by the Advisor	30,532

Total operating expenses	1,785,927

NET INVESTMENT INCOME	760,206

NET REALIZED LOSS FROM INVESTMENTS	(599)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$759,607

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$760,206	$199,270
Net realized gain (loss)	(599)	23,569

Net increase in net assets resulting from operations	759,607	222,839

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(652,187)	(125,698)
Service Class	(108,019)	(73,572)

	(760,206)	(199,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	282,663,835	628,723,155
Service Class	150,565,060	277,204,111
Reinvestment of dividends and distributions:
Standard Class	652,187	125,698
Service Class	108,019	73,572

	433,989,101	906,126,536

Cost of shares redeemed:
Standard Class	(304,917,756)	(580,165,732)
Service Class	(147,907,834)	(291,359,879)

	(452,825,590)	(871,525,611)

Increase (decrease) in net assets derived from capital share transactions	(18,836,489)	34,600,925

NET INCREASE (DECREASE) IN NET ASSETS	(18,837,088)	34,624,494
NET ASSETS:
Beginning of period	734,454,726	699,830,232

End of period	$715,617,638	$734,454,726

Undistributed net investment income	$—	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–6

LVIP Government Money Market Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.015	0.003	0.002	0.003	0.002	0.003

Total from investment operations	0.015	0.003	0.002	0.003	0.002	0.003

Less dividends and distributions from:
Net investment income	(0.015)	(0.003)	(0.002)	(0.003)	(0.002)	(0.003)
Net realized gain	—	—	—	—	—	—	[3]

Total dividends and distributions	(0.015)	(0.003)	(0.002)	(0.003)	(0.002)	(0.003)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[4]	0.15%	0.03%	0.02%	0.03%	0.02%	0.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$461,888	$483,490	$434,793	$482,693	$447,167	$429,048
Ratio of expenses to average net assets[5]	0.45%	0.37%	0.17%	0.12%	0.17%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.44%	0.44%	0.43%	0.41%	0.44%	0.43%
Ratio of net investment income to average net assets[5]	0.30%	0.04%	0.02%	0.03%	0.02%	0.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.31%	(0.03% )	(0.24% )	(0.26% )	(0.25% )	(0.20%	)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.

[3]	For the year ended December 31, 2012, net realized gain distributions of $1,804, was made by the Fund’s Standard Class, which calculated to de minimis amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

The Fund recouped management fees during the six months ended June 30, 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–7

LVIP Government Money Market Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.004	0.003	0.002	0.003	0.002	0.003

Total from investment operations	0.004	0.003	0.002	0.003	0.002	0.003

Less dividends and distributions from:
Net investment income	(0.004)	(0.003)	(0.002)	(0.003)	(0.002)	(0.003)
Net realized gain	—	—	—	—	—	—	[3]

Total dividends and distributions	(0.004)	(0.003)	(0.002)	(0.003)	(0.002)	(0.003)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[4]	0.04%	0.03%	0.02%	0.03%	0.02%	0.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$253,730	$250,965	$265,037	$283,668	$302,807	$351,557
Ratio of expenses to average net assets[5]	0.66%	0.38%	0.17%	0.12%	0.17%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.69%	0.69%	0.68%	0.66%	0.69%	0.68%
Ratio of net investment income to average net assets[5]	0.09%	0.03%	0.02%	0.03%	0.02%	0.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.06%	(0.28% )	(0.49% )	(0.51% )	(0.50% )	(0.45%	)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.

[3]	For the year ended December 31, 2012, net realized gain distributions of $1,528, was made by the Fund’s Service Class, which calculated to de minimis amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]

The Fund recouped management fees during the six months ended June 30, 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–8

LVIP Government Money Market Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).

The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund will (i) be permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) will not be subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Board of Trustees (“Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. Open-end investment companies are valued at published NAV. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Government Money Market Fund–9

LVIP Government Money Market Fund

Notes to Financial Statements

1. Significant Accounting Policies (continued)

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i. e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million. The fee is calculated daily and paid monthly.

BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$19,498
Legal	4,705

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,140 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LIAC may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to maintain a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%. During the six months ended June 30, 2017, LIAC recouped $30,532 in previously waived management fees. The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:

LVIP Government Money Market Fund–10

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

	Recoupment	Expiration Date
	6/30/17	7/1/17 -12/31/17	2018	2019	2020	Total
LFD	$—	$389,567	$672,703	$702,507	$47,465	$1,812,242
LIAC	30,532	1,106,023	1,842,491	440,076	—	3,388,590

Total	$30,532	$1,495,590	$2,515,194	$1,142,583	$47,465	$5,200,832

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$247,990
Distribution fees payable to LFD	51,876
Shareholder servicing fees payable to Lincoln Life	16,572
Printing and mailing fees payable to Lincoln Life	12,140

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Obligations	$—	$373,773,287	$373,773,287
U.S. Treasury Obligations	—	28,030,591	28,030,591
Repurchase Agreements	—	317,000,000	317,000,000
Money Market Fund	136,052	—	136,052

Total Investments	$136,052	$718,803,878	$718,939,930

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Government Money Market Fund–11

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	28,266,383	62,872,317
Service Class	15,056,506	27,720,412
Shares reinvested:
Standard Class	65,219	12,570
Service Class	10,802	7,357

	43,398,910	90,612,656

Shares redeemed:
Standard Class	(30,491,775)	(58,016,574)
Service Class	(14,790,784)	(29,135,988)

	(45,282,559)	(87,152,562)

Net increase (decrease)	(1,883,649)	3,460,094

5. Credit and Market Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Government Money Market Fund–12

LVIP Invesco Diversified Equity-Income Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,050.50	0.07%	$0.36
Service Class Shares	1,000.00	1,048.70	0.42%	2.13
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.45	0.07%	$0.35
Service Class Shares	1,000.00	1,022.71	0.42%	2.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	93.03%
Equity Funds	93.03%
Unaffiliated Investment	6.87%
Money Market Fund	6.87%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.03%
Equity Funds–93.03%
*Invesco V.I. Core Equity Fund	2,417,303	$90,092,871
*Invesco V.I. Diversified Dividend Fund	3,262,283	88,995,073
**Invesco V.I. Equity and Income Fund	6,506,289	120,301,289

Total Affiliated Investments (Cost $278,993,519)		299,389,233

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.87%
Money Market Fund–6.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	22,127,619	$22,127,619

Total Unaffiliated Investment (Cost $22,127,619)		22,127,619

TOTAL VALUE OF SECURITIES–99.90% (Cost $301,121,138)	321,516,852
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	309,255

NET ASSETS APPLICABLE TO 29,308,839 SHARES OUTSTANDING–100.00%	$321,826,107

*	Series I Shares.

**	Series II Shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
7	British Pound	$561,334	$570,719	9/19/17	$9,385	$—
6	Euro	850,405	860,025	9/19/17	9,620	—
6	Japanese Yen	689,205	668,250	9/19/17	—	(20,955)

					19,005	(20,955)

Equity Contracts:
2	E-mini Russell 2000 Index	139,963	141,430	9/18/17	1,467	—
105	E-mini S&P 500 Index	12,737,707	12,709,725	9/18/17	—	(27,982)
11	E-mini S&P MidCap 400 Index	1,942,655	1,920,710	9/18/17	—	(21,945)
24	Euro STOXX 50 Index	974,213	940,492	9/18/17	—	(33,721)
6	FTSE 100 Index	581,129	565,979	9/18/17	—	(15,150)
3	Nikkei 225 Index (OSE)	536,522	533,985	9/8/17	—	(2,537)

					1,467	(101,335)

Total					$20,472	$(122,290)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$299,389,233
Unaffiliated investment, at value	22,127,619

Total investments, at value	321,516,852
Cash collateral held at broker for futures contracts	515,460
Foreign currencies collateral held at broker for futures contracts, at value	272,796
Receivable for fund shares sold	42,733
Unrealized appreciation on futures contracts	20,472
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	17,785
Foreign currencies, at value	17,238
Receivable for investments sold	15,128
Dividends receivable from investments	14,254

TOTAL ASSETS	322,432,718

LIABILITIES:
Cash due to custodian	318,397
Unrealized depreciation on futures contracts	122,290
Due to manager and affiliates	121,034
Other accrued expenses payable	23,531
Payable for fund shares redeemed	21,359

TOTAL LIABILITIES	606,611

TOTAL NET ASSETS	$321,826,107

Affiliated investments, at cost	$278,993,519
Unaffiliated investment, at cost	22,127,619

Total investments, at cost	$301,121,138

Foreign currencies collateral held at broker for futures contracts, at cost	$272,796

Foreign currencies, at cost	$17,238

Standard Class:
Net Assets	$2,008,832
Shares Outstanding	182,650
Net Asset Value Per Share	$10.998

Service Class:
Net Assets	$319,817,275
Shares Outstanding	29,126,189
Net Asset Value Per Share	$10.980

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$298,099,717
Accumulated net investment loss	(540,633)
Accumulated net realized gain on investments	3,973,148
Net unrealized appreciation of investments and derivatives	20,293,875

TOTAL NET ASSETS	$321,826,107

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$59,993

EXPENSES:
Management fees	909,656
Distribution fees-Service Class	527,264
Accounting and administration expenses	25,618
Professional fees	18,142
Shareholder servicing fees	15,447
Reports and statements to shareholders	11,751
Trustees’ fees and expenses	3,961
Custodian fees	2,489
Consulting fees	2,123
Pricing fees	140
Other	1,070

1,517,661
Less:
Management fees waived	(833,851)
Expenses reimbursed	(50,420)

Total operating expenses	633,390

NET INVESTMENT LOSS	(573,397)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(478,038)
Foreign currencies	8,040
Futures contracts	1,319,850

Net realized gain	849,852

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	14,062,303
Foreign currencies	8
Futures contracts	(74,716)

Net change in unrealized appreciation (depreciation)	13,987,595

NET REALIZED AND UNREALIZED GAIN	14,837,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,264,050

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(573,397)	$2,050,313
Net realized gain	849,852	3,261,544
Net change in unrealized appreciation (depreciation)	13,987,595	16,419,455

Net increase in net assets resulting from operations	14,264,050	21,731,312

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(19,662)
Service Class	—	(2,033,727)
Net realized gain:
Standard Class	—	(23,938)
Service Class	—	(3,138,645)

	—	(5,215,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	117,386	1,144,376
Service Class	46,577,001	146,014,786
Reinvestment of dividends and distributions:
Standard Class	—	43,600
Service Class	—	5,172,372

	46,694,387	152,375,134

Cost of shares redeemed:
Standard Class	(55,041)	(445,417)
Service Class	(14,757,204)	(14,424,247)

	(14,812,245)	(14,869,664)

Increase in net assets derived from capital share transactions	31,882,142	137,505,470

NET INCREASE IN NET ASSETS	46,146,192	154,020,810
NET ASSETS:
Beginning of period	275,679,915	121,659,105

End of period	$321,826,107	$275,679,915

Undistributed (Accumulated) net investment income (loss)	$(540,633)	$32,764

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–5

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
	Six months Ended 6/30/17[1]		Year Ended		5/1/14[3] to
	(unaudited)		12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$10.469		$9.661	$10.341	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.002)		0.143	0.226	0.154
Net realized and unrealized gain (loss)	0.531		0.926	(0.725)	0.306

Total from investment operations	0.529		1.069	(0.499)	0.460

Less dividends and distributions from:
Net investment income	—		(0.114)	(0.181)	(0.079)
Net realized gain	—		(0.147)	—	(0.040)

Total dividends and distributions	—		(0.261)	(0.181)	(0.119)

Net asset value, end of period	$10.998		$10.469	$9.661	$10.341

Total return[5]	5.05%		11.14%	(4.84% )	4.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,009		$1,851	$983	$566
Ratio of expenses to average net assets[6]	0.07%		0.07%	0.07%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.65%		0.67%	0.72%	1.11%
Ratio of net investment income (loss) to average net assets	(0.03%	)	1.43%	2.21%	2.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.61%	)	0.83%	1.56%	1.18%
Portfolio turnover	2%		5%	4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–6

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	Six months Ended 6/30/17[1]		Year Ended		5/1/14[3] to
	(unaudited)		12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$10.470		$9.664	$10.343	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.108	0.189	0.130
Net realized and unrealized gain (loss)	0.530		0.923	(0.723)	0.306

Total from investment operations	0.510		1.031	(0.534)	0.436

Less dividends and distributions from:
Net investment income	—		(0.078)	(0.145)	(0.053)
Net realized gain	—		(0.147)	—	(0.040)

Total dividends and distributions	—		(0.225)	(0.145)	(0.093)

Net asset value, end of period	$10.980		$10.470	$9.664	$10.343

Total return[5]	4.87%		10.75%	(5.17% )	4.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,817		$273,829	$120,676	$32,068
Ratio of expenses to average net assets[6]	0.42%		0.42%	0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.00%		1.02%	1.07%	1.46%
Ratio of net investment income (loss) to average net assets	(0.38%	)	1.08%	1.86%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.96%	)	0.48%	1.21%	0.83%
Portfolio turnover	2%		5%	4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–7

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Invesco Funds, which are advised by an unaffiliated adviser, invest in stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation and current income.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–8

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.55% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.07% of the average daily net assets for the Standard Class and 0.42% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$8,465
Legal	2,044

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,448 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,785
Management fees payable to LIAC	13,189
Distribution fees payable to LFD	91,747
Printing and mailing fees payable to Lincoln Life	8,448
Shareholder servicing fees payable to Lincoln Life	7,650

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–9

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers’ whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
Invesco V.I. Core Equity Fund	$76,380,461	$10,064,543	$2,679,745	$(362,236)	$6,689,848	$90,092,871	$—	$—
Invesco V.I. Diversified Dividend Fund	77,552,390	10,152,673	1,493,268	(3,007)	2,786,285	88,995,073	—	—
Invesco V.I. Equity and Income Fund	102,490,722	15,197,378	1,860,186	(112,795)	4,586,170	120,301,289	—	—

Total	$256,423,573	$35,414,594	$6,033,199	$(478,038)	$14,062,303	$299,389,233	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$35,414,594
Sales	6,033,199

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$301,121,138

Aggregate unrealized appreciation	$20,395,714
Aggregate unrealized depreciation	—

Net unrealized appreciation	$20,395,714

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–10

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$299,389,233
Unaffiliated Investment	22,127,619

Total Investments	$321,516,852

Derivatives:
Assets:
Futures Contracts	$20,472

Liabilities:
Futures Contracts	$(122,290)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	10,918	115,377
Service Class	4,338,147	14,593,022
Shares reinvested:
Standard Class	—	4,261
Service Class	—	507,492

	4,349,065	15,220,152

Shares redeemed:
Standard Class	(5,103)	(44,542)
Service Class	(1,366,006)	(1,433,230)

	(1,371,109)	(1,477,772)

Net increase	2,977,956	13,742,380

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–11

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	$19,005	Unrealized depreciation on futures contracts	$(20,955)
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	1,467	Unrealized depreciation on futures contracts	(101,335)

Total		$20,472		$(122,290)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$78,768	$19,227
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,241,082	(93,943)

Total		$1,319,850	$(74,716)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,722,311	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–12

LVIP Invesco Select Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Invesco Select Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,065.00	0.14%	$0.72
Service Class Shares	1,000.00	1,063.20	0.49%	2.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
Service Class Shares	1,000.00	1,022.36	0.49%	2.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the underlying funds can be found at www.sec.gov

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	65.08%
Equity Fund	65.08%
Unaffiliated Investments	34.92%
Equity Fund	28.08%
Money Market Fund	6.84%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–65.08%
Equity Fund–65.08%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,811,551	$89,542,968

Total Affiliated Investment (Cost $79,004,294)		89,542,968

UNAFFILIATED INVESTMENTS–34.92%
Equity Fund–28.08%
*Invesco V.I. Comstock Fund	1,998,848	38,637,740

		38,637,740

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	9,409,461	$9,409,461

		9,409,461

Total Unaffiliated Investments (Cost $43,407,607)		48,047,201

TOTAL VALUE OF SECURITIES–100.00% (Cost $122,411,901)	137,590,169
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	2,114

NET ASSETS APPLICABLE TO 13,213,984 SHARES OUTSTANDING–100.00%	$137,592,283

*	Series I Shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
47	E-mini S&P 500 Index	$5,702,240	$5,689,115	9/18/17	$(13,125)
13	E-mini S&P MidCap 400 Index	2,295,564	2,269,930	9/18/17	(25,634)
2	Euro STOXX 50 Index	81,184	78,374	9/18/17	(2,810)

Total					$(41,569)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investment, at value	$89,542,968
Unaffiliated investments, at value	48,047,201

Total investments, at value	137,590,169
Cash collateral held at broker for futures contracts	297,807
Foreign currencies collateral, held at broker for future contracts, at value	42,571
Receivable for fund shares sold	20,889
Expenses reimbursement from Lincoln Investment Advisors Corporation	17,917
Dividends receivable from investments	6,065
Receivable for investments sold	2,918
Foreign currencies, at value	685

TOTAL ASSETS	137,979,021

LIABILITIES:
Payable for fund shares redeemed	167,920
Other accrued expenses payable	112,762
Due to manager and affiliates	64,487
Unrealized depreciation on futures contracts	41,569

TOTAL LIABILITIES	386,738

TOTAL NET ASSETS	$137,592,283

Affiliated investment, at cost	$79,004,294
Unaffiliated investments, at cost	43,407,607

Total investments, at cost	$122,411,901

Foreign currencies collateral held at broker for futures contracts, at cost	$42,571

Foreign currencies, at cost	$686

Standard Class:
Net Assets	$92,852
Shares Outstanding	8,902
Net Asset Value Per Share	$10.430 *

Service Class:
Net Assets	$137,499,431
Shares Outstanding	13,205,082
Net Asset Value Per Share	$10.413

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$133,972,462
Accumulated net investment loss	(280,823)
Accumulated net realized loss on investments	(11,236,054)
Net unrealized appreciation of investments, foreign currencies and derivatives	15,136,698

TOTAL NET ASSETS	$137,592,283

* Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–4

LVIP Invesco Select Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$26,061

EXPENSES:
Management fees	435,726
Distribution fees-Service Class	234,463
Accounting and administration expenses	19,815
Professional fees	18,387
Reports and statements to shareholders	8,851
Shareholder servicing fees	6,607
Consulting fees	1,948
Trustees’ fees and expenses	1,809
Custodian fees	1,565
Pricing fees	48
Other	711

729,930
Less:
Management fees waived	(341,877)
Expenses reimbursed	(59,741)

Total operating expenses	328,312

NET INVESTMENT LOSS	(302,251)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investment	155,149
Sale of unaffiliated investments	28,820
Foreign currencies	418
Futures contracts	558,959

Net realized gain	743,346

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	6,574,550
Unaffiliated investments	1,233,270
Foreign currencies	1
Futures contracts	5,036

Net change in unrealized appreciation (depreciation)	7,812,857

NET REALIZED AND UNREALIZED GAIN	8,556,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,253,952

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(302,251)	$505,354
Net realized gain (loss)	743,346	(6,079,772)
Net change in unrealized appreciation (depreciation)	7,812,857	13,358,213

Net increase in net assets resulting from operations	8,253,952	7,783,795

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(838)
Service Class	—	(833,106)

	—	(833,944)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	614	3,300
Service Class	7,851,871	23,912,333
Reinvestment of dividends and distributions:
Standard Class	—	838
Service Class	—	833,106

	7,852,485	24,749,577

Cost of shares redeemed:
Standard Class	(1,540)	(7,714)
Service Class	(11,218,996)	(18,381,123)

	(11,220,536)	(18,388,837)

Increase (Decrease) in net assets derived from capital share transactions	(3,368,051)	6,360,740

NET INCREASE IN NET ASSETS	4,885,901	13,310,591
NET ASSETS:
Beginning of period	132,706,382	119,395,791

End of period	$137,592,283	$132,706,382

Undistributed (accumulated) net investment income (loss)	$(280,823)	$21,428

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–5

LVIP Invesco Select Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Select Equity Managed Volatility Fund Standard Class
	Six Months
	Ended			1/2/14[3]
	6/30/17[1]	Year Ended		to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$9.794	$9.307	$10.376	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)	0.070	0.213	0.187
Net realized and unrealized gain (loss)	0.641	0.511	(1.104)	0.298

Total from investment operations	0.636	0.581	(0.891)	0.485

Less dividends and distributions from:
Net investment income	—	(0.094)	(0.178)	(0.109)

Total dividends and distributions	—	(0.094)	(0.178)	(0.109)

Net asset value, end of period	$10.430	$9.794	$9.307	$10.376

Total return[5]	6.50%	6.24%	(8.59% )	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93	$88	$87	$90
Ratio of expenses to average net assets[6]	0.14%	0.10%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.74%	0.75%	0.76%	0.84%
Ratio of net investment income (loss) to average net assets	(0.10% )	0.75%	2.12%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.70% )	0.10%	1.36%	1.00%
Portfolio turnover	4%	84%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–6

LVIP Invesco Select Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Select Equity Managed Volatility Fund Service Class
	Six Months
	Ended			1/2/14[3]
	6/30/17[1]	Year Ended		to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$9.794	$9.310	$10.377	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.023)	0.037	0.177	0.155
Net realized and unrealized gain (loss)	0.642	0.509	(1.101)	0.294

Total from investment operations	0.619	0.546	(0.924)	0.449

Less dividends and distributions from:
Net investment income	—	(0.062)	(0.143)	(0.072)

Total dividends and distributions	—	(0.062)	(0.143)	(0.072)

Net asset value, end of period	$10.413	$9.794	$9.310	$10.377

Total return[5]	6.32%	5.86%	(8.91% )	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,499	$132,618	$119,309	$75,250
Ratio of expenses to average net assets[6]	0.49%	0.45%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.09%	1.10%	1.11%	1.19%
Ratio of net investment income (loss) to average net assets	(0.45% )	0.40%	1.77%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.05% )	(0.25% )	1.01%	0.65%
Portfolio turnover	4%	84%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–7

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”) and the Underlying Funds are advised by an unaffiliated adviser. The Invesco V.I. Comstock Fund, invests at least 80% of its assets in common stocks and in derivatives and other instruments that have economic characteristics of such securities. The Invesco V.I. Comstock Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. The Invesco V.I. Equally-Weighted S&P 500 Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index. The Invesco V.I. Equally-Weighted S&P 500 Fund invests in each common stock included in the S&P 500® Index in approximately equal proportions. In addition to investment company investments, the Fund may invest in individual securities, such as money market investments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Invesco Select Equity Managed Volatility Fund–8

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of average daily net assets of the Fund. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.51% of average daily net assets of the Fund. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.14% of average daily net assets for the Standard Class (and 0.49% for the Service Class). This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$3,835
Legal	926

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations..

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,910 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class shares. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Invesco Select Equity Managed Volatility Fund–9

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2017, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,917
Management fees payable to LIAC	15,808
Distribution fees payable to LFD	39,494
Printing and mailing fees payable to Lincoln Life	5,910
Shareholder servicing fees payable to Lincoln Life	3,275

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
Invesco V.I. Equally-Weighted S&P 500 Fund	$86,226,377	$2,485,584	$5,898,692	$155,149	$6,754,550	$89,542,968	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,714,123
Sales	7,968,984

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$122,411,901

Aggregate unrealized appreciation	$15,178,268
Aggregate unrealized depreciation	—

Net unrealized appreciation	$15,178,268

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. As of December 31,2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,627,727	$6,737,276	$11,365,003

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP Invesco Select Equity Managed Volatility Fund–10

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment	$89,542,968
Unaffiliated Investments	48,047,201

Total Investments	$137,590,169

Derivatives:
Liabilities:
Futures Contracts	$(41,569)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments.

The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	61	359
Service Class	770,227	2,613,380
Shares reinvested:
Standard Class	—	85
Service Class	—	84,876

	770,288	2,698,700

Shares redeemed:
Standard Class	(151)	(797)
Service Class	(1,105,591)	(1,973,345)

	(1,105,742)	(1,974,142)

Net increase (decrease)	(335,454)	724,558

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between

LVIP Invesco Select Equity Managed Volatility Fund–11

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$(41,569)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$558,959	$5,036

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$7,911,017	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–12

LVIP JPMorgan High Yield Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP JPMorgan High Yield Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,039.20	0.66%	$3.34
Service Class Shares	1,000.00	1,038.00	0.91%	4.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Service Class Shares	1,000.00	1,020.28	0.91%	4.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.03%
Corporate Bonds	91.21%
Aerospace & Defense	1.82%
Air Freight & Logistics	0.18%
Airlines	0.22%
Auto Components	1.46%
Automobiles	0.25%
Banks	1.85%
Beverages	0.13%
Biotechnology	0.08%
Building Products	0.22%
Capital Markets	0.20%
Chemicals	2.94%
Commercial Services & Supplies	2.36%
Communications Equipment	1.11%
Construction & Engineering	1.02%
Construction Materials	1.76%
Consumer Finance	1.56%
Containers & Packaging	1.65%
Diversified Consumer Services	0.16%
Diversified Financial Services	0.68%
Diversified Telecommunication Services	5.31%
Electric Utilities	0.00%
Electrical Equipment	0.25%
Electronic Equipment, Instruments & Components	0.08%
Energy Equipment & Services	2.63%
Equity Real Estate Investment Trusts	1.70%
Food & Staples Retailing	1.89%
Food Products	1.79%
Gas Utilities	0.19%
Health Care Equipment & Supplies	0.50%
Health Care Providers & Services	6.45%
Hotels, Restaurants & Leisure	4.01%
Household Durables	0.72%
Household Products	0.69%
Independent Power & Renewable Electricity Producers	2.65%
Industrial Conglomerates	0.45%
Insurance	0.69%
Internet & Direct Marketing Retail	0.19%
Internet Software & Services	0.11%
IT Services	1.19%
Life Sciences Tools & Services	0.32%
Machinery	1.36%
Marine	0.23%
Media	9.46%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	5.15%
Mortgage Real Estate Investment Trusts	0.08%
Multiline Retail	0.42%
Oil, Gas & Consumable Fuels	9.19%
Paper & Forest Products	0.25%
Personal Products	0.14%
Pharmaceuticals	2.68%
Professional Services	0.46%
Semiconductors & Semiconductor Equipment	0.84%
Software	1.70%
Specialty Retail	1.10%
Technology Hardware, Storage & Peripherals	0.93%
Textiles, Apparel & Luxury Goods	0.00%
Thrift & Mortgage Finance	0.16%
Trading Companies & Distributors	1.77%
Wireless Telecommunication Services	3.83%
Loan Agreements	3.98%
Common Stock	0.52%
Preferred Stock	0.94%
Right	0.03%
Warrants	0.00%
Money Market Fund	2.68%
Total Value of Securities	99.39%
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

IT–Information Technology

Credit Quality Breakdown (as a % of fixed income investments)*
A	0.06%
BBB	7.96%
BB	46.78%
B	34.96%
CCC	6.40%
Not Rated	3.84%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Inc. (“Fitch”). “Not Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.03%
Liberty Interactive 3.75% exercise price $947.47, maturity date 2/15/30	138,000	$92,460
Liberty Interactive 4.00% exercise price $927.52, maturity date 11/15/29	192,000	129,600

Total Convertible Bonds (Cost $209,157)		222,060

CORPORATE BONDS–91.21%
Aerospace & Defense–1.82%
Arconic
5.125% 10/1/24	1,025,000	1,068,563
5.40% 4/15/21	768,000	809,280
5.87% 2/23/22	1,574,000	1,692,050
Bombardier
#144A 6.00% 10/15/22	1,232,000	1,236,620
#144A 6.125% 1/15/23	1,956,000	1,965,780
#144A 7.50% 3/15/25	1,643,000	1,708,720
#144A 7.75% 3/15/20	112,000	120,820
#144A 8.75% 12/1/21	840,000	934,500
Orbital ATK
5.25% 10/1/21	400,000	414,000
5.50% 10/1/23	505,000	534,037
TransDigm
5.50% 10/15/20	500,000	510,625
6.00% 7/15/22	1,956,000	2,019,570
6.375% 6/15/26	632,000	643,060
6.50% 7/15/24	175,000	181,125
6.50% 5/15/25	1,082,000	1,103,640

		14,942,390

Air Freight & Logistics–0.18%
XPO Logistics
#144A 6.125% 9/1/23	400,000	418,000
#144A 6.50% 6/15/22	1,025,000	1,080,094

		1,498,094

Airlines–0.22%
#American Airlines Group 144A 5.50% 10/1/19	300,000	317,430
United Continental Holdings 5.00% 2/1/24	1,480,000	1,507,750

		1,825,180

Auto Components–1.46%
American Axle & Manufacturing
#144A 6.25% 4/1/25	2,190,000	2,140,725
#144A 6.50% 4/1/27	2,199,000	2,144,025
6.625% 10/15/22	76,000	78,280
Dana 5.50% 12/15/24	422,000	439,935
#Dana Financing Luxembourg 144A 5.75% 4/15/25	987,000	1,024,013
Goodyear Tire & Rubber 4.875% 3/15/27	2,331,000	2,371,792

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Goodyear Tire & Rubber (continued)
5.00% 5/31/26	1,060,000	$1,099,750
5.125% 11/15/23	885,000	929,250
#JB Poindexter 144A 9.00% 4/1/22	609,000	640,211
Tenneco 5.375% 12/15/24	296,000	307,100
#ZF North America Capital 144A 4.75% 4/29/25	817,000	864,999

		12,040,080

Automobiles–0.25%
Fiat Chrysler Automobiles 5.25% 4/15/23	2,034,000	2,077,223
=‡Motors Liquidation 8.80% 3/1/21	425,000	0

		2,077,223

Banks–1.85%
•Barclays 8.25% 12/29/49	1,085,000	1,152,813
CIT Group
5.00% 8/15/22	2,835,000	3,061,800
5.375% 5/15/20	500,000	539,375
•Citigroup 6.25% 12/29/49	660,000	733,013
#•Credit Agricole 144A 8.125% 12/29/49	784,000	913,536
Royal Bank of Scotland Group
5.125% 5/28/24	1,250,000	1,314,994
6.10% 6/10/23	3,304,000	3,645,075
6.125% 12/15/22	2,370,000	2,597,781
•7.50% 12/29/49	908,000	939,326
•8.625% 12/29/49	335,000	365,987

		15,263,700

Beverages–0.13%
#Cott Holdings 144A 5.50% 4/1/25	1,016,000	1,038,860

		1,038,860

Biotechnology–0.08%
Concordia International
#‡144A 7.00% 4/15/23	2,596,000	389,400
#144A 9.00% 4/1/22	337,000	256,962

		646,362

Building Products–0.22%
#Airxcel 144A 8.50% 2/15/22	480,000	506,400
#NCI Building Systems 144A 8.25% 1/15/23	730,000	792,963
#NWH Escrow 144A 7.50% 8/1/21	585,000	523,575

		1,822,938

Capital Markets–0.20%
•Goldman Sachs Group 5.70% 12/29/49	594,000	618,948
#MSCI 144A 5.25% 11/15/24	955,000	1,017,075

		1,636,023

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–2.94%
#Axalta Coating Systems 144A 4.875% 8/15/24	560,000	$579,600
Blue Cube Spinco
9.75% 10/15/23	1,802,000	2,189,430
10.00% 10/15/25	817,000	1,011,037
CF Industries
#144A 4.50% 12/1/26	314,000	323,458
5.15% 3/15/34	1,531,000	1,421,916
5.375% 3/15/44	236,000	211,515
Chemours
5.375% 5/15/27	215,000	222,233
7.00% 5/15/25	740,000	810,300
#CVR Partners 144A 9.25% 6/15/23	3,211,000	3,371,550
#GCP Applied Technologies 144A 9.50% 2/1/23	969,000	1,104,660
Hexion 6.625% 4/15/20	4,310,000	3,954,425
#Koppers 144A 6.00% 2/15/25	465,000	495,225
Momentive Performance Materials
3.88% 10/24/21	775,000	771,125
=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 4.875% 6/1/24	660,000	658,350
#144A 5.00% 5/1/25	518,000	516,705
#144A 5.25% 8/1/23	880,000	907,500
#144A 5.25% 6/1/27	330,000	329,175
#Nufarm Australia 144A 6.375% 10/15/19	574,000	588,350
Olin 5.125% 9/15/27	900,000	929,250
PolyOne 5.25% 3/15/23	1,704,000	1,797,720
Scotts Miracle-Gro
5.25% 12/15/26	435,000	456,750
6.00% 10/15/23	450,000	485,325
#Valvoline 144A 5.50% 7/15/24	175,000	185,500
#Venator Finance 144A 5.75% 7/15/25	54,000	54,675
#Versum Materials 144A 5.50% 9/30/24	820,000	864,075

		24,239,849

Commercial Services & Supplies–2.36%
#ACCO Brands 144A 5.25% 12/15/24	529,000	550,821
#ACE Cash Express 144A 11.00% 2/1/19	2,182,000	2,187,455
ADT 4.125% 6/15/23	3,633,000	3,610,294
Covanta Holding
5.875% 3/1/24	350,000	342,125
5.875% 7/1/25	156,000	151,710
#GW Honos Security 144A 8.75% 5/15/25	4,975,000	5,217,531
Harland Clarke Holdings
#144A 6.875% 3/1/20	700,000	724,500
#144A 8.375% 8/15/22	574,000	612,745
#Prime Security Services Borrower 144A 9.25% 5/15/23	5,115,000	5,571,053
Quad/Graphics 7.00% 5/1/22	490,000	501,432

		19,469,666

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment–1.11%
Avaya
#‡144A 7.00% 4/1/19	3,092,000	$2,496,790
#‡144A 10.50% 3/1/21	862,000	88,355
CommScope
#144A 5.00% 6/15/21	928,000	952,360
#144A 5.50% 6/15/24	810,000	846,199
CommScope Technologies
#144A 5.00% 3/15/27	620,000	620,000
#144A 6.00% 6/15/25	547,000	586,657
Goodman Networks 8.00% 5/11/22	371,076	320,981
Hughes Satellite Systems
5.25% 8/1/26	1,301,000	1,364,424
6.625% 8/1/26	564,000	607,710
Nokia
3.375% 6/12/22	155,000	156,565
4.375% 6/12/27	155,000	158,198
5.375% 5/15/19	128,000	135,720
6.625% 5/15/39	658,000	760,812

		9,094,771

Construction & Engineering–1.02%
AECOM
5.125% 3/15/27	2,230,000	2,230,000
5.875% 10/15/24	2,624,000	2,866,720
MasTec 4.875% 3/15/23	1,674,000	1,678,185
#Tutor Perini 144A 6.875% 5/1/25	1,559,000	1,644,745

		8,419,650

Construction Materials–1.76%
Cemex
#144A 5.70% 1/11/25	2,925,000	3,111,469
#144A 6.125% 5/5/25	2,536,000	2,738,880
#144A 7.75% 4/16/26	980,000	1,123,325
CEMEX Finance
#144A 6.00% 4/1/24	200,000	213,020
#144A 9.375% 10/12/22	2,905,000	3,093,825
Summit Materials
#144A 5.125% 6/1/25	313,000	321,608
6.125% 7/15/23	2,435,000	2,562,837
US Concrete
6.375% 6/1/24	905,000	959,300
#144A 6.375% 6/1/24	370,000	392,200

		14,516,464

Consumer Finance–1.56%
Ally Financial
4.625% 5/19/22	6,399,000	6,670,957
4.625% 3/30/25	700,000	719,551
5.75% 11/20/25	2,005,000	2,117,781
8.00% 11/1/31	1,430,000	1,758,900
#FirstCash 144A 5.375% 6/1/24	248,000	259,780
Springleaf Finance 7.75% 10/1/21	475,000	533,188

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Springleaf Finance (continued)
8.25% 12/15/20	666,000	$749,250

		12,809,407

Containers & Packaging–1.65%
#Ardagh Packaging Finance 144A 7.25% 5/15/24	525,000	576,187
Ball
4.375% 12/15/20	200,000	210,750
5.00% 3/15/22	135,000	144,619
5.25% 7/1/25	1,066,000	1,180,595
Berry Plastics
5.125% 7/15/23	1,385,000	1,447,325
5.50% 5/15/22	500,000	521,250
6.00% 10/15/22	500,000	535,000
#BWAY Holding 144A 5.50% 4/15/24	1,180,000	1,208,025
#Crown Americas 144A 4.25% 9/30/26	690,000	690,000
#Flex Acquisition 144A 6.875% 1/15/25 .	266,000	277,139
Graphic Packaging International 4.75% 4/15/21	357,000	377,081
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	726,956
#144A 5.375% 1/15/25	199,000	212,930
#144A 5.875% 8/15/23	105,000	115,959
#144A 6.375% 8/15/25	460,000	517,213
Reynolds Group Issuer
#144A 5.125% 7/15/23	850,000	884,000
5.75% 10/15/20	1,385,000	1,419,057
6.875% 2/15/21	281,939	290,045
Sealed Air
#144A 4.875% 12/1/22	360,000	384,750
#144A 5.125% 12/1/24	660,000	711,150
#144A 5.25% 4/1/23	200,000	215,500
#144A 5.50% 9/15/25	500,000	547,500
#144A 6.50% 12/1/20	355,000	397,600

		13,590,631

Diversified Consumer Services–0.16%
Service Corp International
5.375% 5/15/24	700,000	741,930
8.00% 11/15/21	500,000	595,625

		1,337,555

Diversified Financial Services–0.68%
#CNG Holdings 144A 9.375% 5/15/20	1,518,000	1,351,020
#LPL Holdings 144A 5.75% 9/15/25	673,000	701,603
#NFP 144A 9.00% 7/15/21	796,000	835,442
#Quicken Loans 144A 5.75% 5/1/25	2,570,000	2,666,375

		5,554,440

Diversified Telecommunication Services–5.31%
#Cincinnati Bell 144A 7.00% 7/15/24	953,000	998,458

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Consolidated Communications 6.50% 10/1/22	598,000	$598,000
Embarq 7.995% 6/1/36	9,736,000	9,882,040
Frontier Communications 6.25% 9/15/21	923,000	826,085
8.50% 4/15/20	252,000	265,545
9.25% 7/1/21	1,926,000	1,894,202
10.50% 9/15/22	700,000	671,125
11.00% 9/15/25	1,190,000	1,109,675
Intelsat Jackson Holdings
5.50% 8/1/23	1,520,000	1,265,400
7.25% 4/1/19	711,000	712,067
7.25% 10/15/20	1,075,000	1,021,250
7.50% 4/1/21	1,370,000	1,270,675
#144A 8.00% 2/15/24	2,326,000	2,512,080
#144A 9.75% 7/15/25	607,000	607,759
Level 3 Financing
5.125% 5/1/23	210,000	218,530
5.25% 3/15/26	1,335,000	1,388,547
5.375% 8/15/22	585,000	604,013
5.375% 1/15/24	421,000	440,471
5.375% 5/1/25	1,600,000	1,688,000
Qwest 7.25% 9/15/25	400,000	444,886
Qwest Capital Funding 7.75% 2/15/31	607,000	579,855
SFR Group
#144A 6.00% 5/15/22	3,325,000	3,482,937
#144A 6.25% 5/15/24	1,106,000	1,172,360
#144A 7.375% 5/1/26	1,100,000	1,197,625
#UPCB Finance IV 144A 5.375% 1/15/25	1,095,000	1,151,119
#Virgin Media Finance 144A 6.375% 4/15/23	1,760,000	1,856,800
#Virgin Media Secured Finance 144A 5.25% 1/15/26	455,000	475,275
Windstream Services
7.50% 6/1/22	469,000	420,927
7.50% 4/1/23	353,000	311,522
7.75% 10/1/21	1,050,000	992,250
Zayo Group
#144A 5.75% 1/15/27	1,580,000	1,657,025
6.00% 4/1/23	1,311,000	1,386,382
6.375% 5/15/25	575,000	622,794

		43,725,679

Electric Utilities–0.00%
‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	23,363

		23,363

Electrical Equipment–0.25%
Sensata Technologies
#144A 4.875% 10/15/23	435,000	445,331

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment (continued)
Sensata Technologies (continued)
#144A 5.00% 10/1/25	391,000	$410,863
#144A 5.625% 11/1/24	531,000	571,489
#Sensata Technologies UK Financing 144A 6.25% 2/15/26	597,000	653,715

		2,081,398

Electronic Equipment, Instruments & Components–0.08%
CDW
5.00% 9/1/23	259,000	270,331
5.50% 12/1/24	335,000	363,998

		634,329

Energy Equipment & Services–2.63%
Archrock Partners 6.00% 10/1/22	575,000	560,625
CSI Compressco 7.25% 8/15/22	720,000	666,000
Ensco
4.50% 10/1/24	172,000	133,300
5.20% 3/15/25	316,000	258,330
8.00% 1/31/24	167,000	157,815
KCA Deutag UK Finance
#144A 7.25% 5/15/21	1,277,000	1,136,530
#144A 9.875% 4/1/22	985,000	960,375
#Nabors Industries 144A 5.50% 1/15/23	565,000	537,456
Noble Holding International
5.25% 3/15/42	66,000	36,630
6.20% 8/1/40	441,000	266,805
7.75% 1/15/24	547,000	435,549
Parker Drilling
6.75% 7/15/22	1,658,000	1,280,805
7.50% 8/1/20	493,000	428,910
Precision Drilling
5.25% 11/15/24	631,000	553,703
6.50% 12/15/21	226,000	222,327
Rowan 7.375% 6/15/25	779,000	730,313
#‡Sea Trucks Group 144A 9.00% 3/26/18	1,218,750	335,156
SESI 7.125% 12/15/21	239,000	228,843
#Shelf Drilling Holdings 144A 9.50% 11/2/20	2,624,311	2,558,703
Transocean
5.80% 10/15/22	615,000	573,487
6.80% 3/15/38	2,185,000	1,605,975
#144A 9.00% 7/15/23	2,020,000	2,105,850
9.35% 12/15/41	488,000	436,760
#Transocean Proteus 144A 6.25% 12/1/24	1,374,650	1,409,016
#Trinidad Drilling 144A 6.625% 2/15/25	229,000	218,123
Unit 6.625% 5/15/21	1,307,000	1,257,987
Weatherford International
4.50% 4/15/22	861,000	764,138
5.95% 4/15/42	526,000	412,910
6.50% 8/1/36	367,000	313,785

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Weatherford International (continued)
6.75% 9/15/40	111,000	$96,015
7.00% 3/15/38	478,000	411,080
7.75% 6/15/21	164,000	165,435
8.25% 6/15/23	402,000	403,005

		21,661,741

Equity Real Estate Investment Trusts–1.70%
CyrusOne
#144A 5.00% 3/15/24	671,000	692,807
#144A 5.375% 3/15/27	407,000	424,806
DuPont Fabros Technology 5.875% 9/15/21	470,000	489,681
Equinix
4.875% 4/1/20	187,000	191,792
5.375% 1/1/22	1,189,000	1,257,367
5.375% 4/1/23	500,000	521,875
5.75% 1/1/25	412,000	445,475
5.875% 1/15/26	300,000	327,843
GLP Capital
5.375% 11/1/23	1,555,000	1,696,894
5.375% 4/15/26	755,000	826,567
Iron Mountain
5.75% 8/15/24	1,372,000	1,406,300
#144A 6.00% 10/1/20	967,000	1,003,263
MGM Growth Properties Operating Partnership 5.625% 5/1/24	315,000	344,925
Outfront Media Capital
5.25% 2/15/22	336,000	349,440
5.625% 2/15/24	1,000,000	1,047,500
5.875% 3/15/25	500,000	525,625
SBA Communications
4.875% 7/15/22	683,000	705,197
#144A 4.875% 9/1/24	290,000	295,800
Uniti Group
#144A 6.00% 4/15/23	802,000	836,582
#144A 7.125% 12/15/24	550,000	546,563
#144A 7.125% 12/15/24	95,000	94,555

		14,030,857

Food & Staples Retailing–1.89%
#Albertsons 144A 5.75% 3/15/25	1,728,000	1,611,360
#Cumberland Farms 144A 6.75% 5/1/25	284,000	299,620
New Albertsons
#144A 6.625% 6/15/24	2,269,000	2,257,655
6.625% 6/1/28	844,000	772,260
7.45% 8/1/29	511,000	498,225
7.75% 6/15/26	600,000	604,500
8.00% 5/1/31	625,000	621,875
8.70% 5/1/30	106,000	108,650
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,218,233

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Rite Aid (continued)
6.75% 6/15/21	172,000	$177,504
SUPERVALU
6.75% 6/1/21	2,039,000	2,008,415
7.75% 11/15/22	4,725,000	4,618,687
#Tops Holding 144A 8.00% 6/15/22	878,000	725,447

		15,522,431

Food Products–1.79%
B&G Foods 5.25% 4/1/25	759,000	776,077
#Bumble Bee Holdings 144A 9.00% 12/15/17	2,051,000	2,057,409
#Dean Foods 144A 6.50% 3/15/23	1,613,000	1,705,748
#Dole Food 144A 7.25% 6/15/25	1,122,000	1,172,490
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,363,635
#144A 5.875% 7/15/24	2,448,000	2,307,240
#144A 7.25% 6/1/21	1,980,000	1,988,910
#144A 7.25% 6/1/21	256,000	257,152
#144A 8.25% 2/1/20	411,000	413,055
#Pilgrim’s Pride 144A 5.75% 3/15/25	508,000	511,810
Post Holdings
#144A 5.00% 8/15/26	799,000	799,000
#144A 5.50% 3/1/25	717,000	741,199
#144A 5.75% 3/1/27	651,000	672,157

		14,765,882

Gas Utilities–0.19%
AmeriGas Partners
5.50% 5/20/25	630,000	645,750
5.625% 5/20/24	406,000	420,210
5.75% 5/20/27	520,000	529,100

		1,595,060

Health Care Equipment & Supplies–0.50%
Alere
#144A 6.375% 7/1/23	772,000	832,795
6.50% 6/15/20	442,000	450,287
7.25% 7/1/18	375,000	375,563
#Hologic 144A 5.25% 7/15/22	985,000	1,037,944
#Sterigenics-Nordion Holdings 144A 6.50% 5/15/23	800,000	826,000
Teleflex
4.875% 6/1/26	148,000	152,070
5.25% 6/15/24	405,000	421,200

		4,095,859

Health Care Providers & Services–6.45%
Acadia Healthcare
5.125% 7/1/22	410,000	425,375
5.625% 2/15/23	330,000	342,994
6.50% 3/1/24	400,000	428,000
#AMN Healthcare 144A 5.125% 10/1/24	763,000	774,445

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Centene
4.75% 5/15/22	486,000	$509,693
4.75% 1/15/25	1,125,000	1,158,750
5.625% 2/15/21	1,040,000	1,086,800
6.125% 2/15/24	700,000	758,576
Community Health Systems
5.125% 8/1/21	450,000	457,313
6.25% 3/31/23	425,000	440,343
6.875% 2/1/22	1,124,000	986,310
7.125% 7/15/20	786,000	768,315
DaVita
5.00% 5/1/25	1,125,000	1,130,625
5.125% 7/15/24	1,174,000	1,193,811
5.75% 8/15/22	400,000	411,500
Envision Healthcare
#144A 5.125% 7/1/22	1,186,000	1,223,063
5.625% 7/15/22	1,794,000	1,861,275
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	630,000	692,213
Fresenius Medical Care US Finance II
#144A 5.875% 1/31/22	1,488,000	1,655,400
#144A 6.50% 9/15/18	225,000	237,515
HCA
4.25% 10/15/19	630,000	655,200
4.50% 2/15/27	905,000	933,281
5.00% 3/15/24	506,000	536,993
5.25% 4/15/25	705,000	759,637
5.25% 6/15/26	1,035,000	1,118,835
5.375% 2/1/25	2,276,000	2,406,415
5.50% 6/15/47	1,475,000	1,530,313
5.875% 3/15/22	1,019,000	1,132,364
5.875% 5/1/23	1,220,000	1,331,325
5.875% 2/15/26	2,125,000	2,300,313
6.50% 2/15/20	1,250,000	1,367,187
7.50% 2/15/22	1,065,000	1,228,744
8.00% 10/1/18	1,000,000	1,075,250
HCA Healthcare 6.25% 2/15/21	470,000	514,650
IASIS Healthcare 8.375% 5/15/19	2,528,000	2,541,904
#MPH Acquisition Holdings 144A 7.125% 6/1/24	2,780,000	2,971,125
#Surgery Center Holdings 144A 6.75% 7/1/25	173,000	175,595
#Team Health Holdings 144A 6.375% 2/1/25	1,464,000	1,423,740
Tenet Healthcare
4.375% 10/1/21	495,000	504,900
4.50% 4/1/21	2,021,000	2,063,946
#144A 4.625% 7/15/24	608,000	610,280
4.75% 6/1/20	840,000	873,600
5.50% 3/1/19	1,535,000	1,596,400
6.00% 10/1/20	658,000	706,527
6.25% 11/1/18	150,000	158,287

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Tenet Healthcare (continued)
6.75% 2/1/20	115,000	$119,887
6.75% 6/15/23	885,000	887,212
#144A 7.50% 1/1/22	360,000	391,428
8.00% 8/1/20	858,000	869,797
8.125% 4/1/22	377,000	401,034
THC Escrow
#144A 4.625% 7/15/24	762,000	765,962
#144A 5.125% 5/1/25	2,058,000	2,070,862
#144A 7.00% 8/1/25	515,000	514,356

		53,079,665

Hotels, Restaurants & Leisure–4.01%
Boyd Gaming
6.375% 4/1/26	395,000	428,081
6.875% 5/15/23	781,000	838,599
#CCM Merger 144A 6.00% 3/15/22	272,000	279,480
Cedar Fair
5.375% 6/1/24	265,000	278,250
#144A 5.375% 4/15/27	215,000	227,363
#‡Chukchansi Economic Development Authority 144A 9.75% 5/30/20	236,584	110,011
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	866,000	846,515
Eldorado Resorts
#144A 6.00% 4/1/25	150,000	159,563
7.00% 8/1/23	225,000	244,125
#ESH Hospitality 144A 5.25% 5/1/25	1,265,000	1,314,019
#Gateway Casinos & Entertainment 144A 8.25% 3/1/24	475,000	495,187
#Golden Nugget 144A 8.50% 12/1/21	790,000	841,350
#Hilton Domestic Operating 144A 4.25% 9/1/24	935,000	950,194
#Hilton Grand Vacations Borrower 144A 6.125% 12/1/24	357,000	390,469
Hilton Worldwide Finance
#144A 4.625% 4/1/25	562,000	580,967
#144A 4.875% 4/1/27	279,000	292,601
International Game Technology
#144A 6.25% 2/15/22	800,000	878,000
#144A 6.50% 2/15/25	1,580,000	1,741,950
#Jack Ohio Finance 144A 6.75% 11/15/21	865,000	906,087
#KFC Holding 144A 4.75% 6/1/27	2,147,000	2,197,991
#Landry’s 144A 6.75% 10/15/24	2,073,000	2,127,416
MGM Resorts International
4.625% 9/1/26	941,000	955,115
6.00% 3/15/23	1,505,000	1,663,025
7.75% 3/15/22	1,552,000	1,825,540
#NCL 144A 4.75% 12/15/21	956,000	994,708
#New Red Finance 144A 4.25% 5/15/24	2,173,000	2,164,721
Ruby Tuesday 7.625% 5/15/20	150,000	142,875

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Sabre GLBL
#144A 5.25% 11/15/23	142,000	$148,035
#144A 5.375% 4/15/23	474,000	496,515
Scientific Games International
#144A 7.00% 1/1/22	795,000	848,663
10.00% 12/1/22	1,615,000	1,776,500
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,755,000	1,772,550
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	1,101,000	1,169,813
#Six Flags Entertainment 144A 4.875% 7/31/24	1,396,000	1,408,034
Speedway Motorsports 5.125% 2/1/23	480,000	489,600
#Wynn Las Vegas 144A 5.50% 3/1/25	1,000,000	1,054,375

		33,038,287

Household Durables–0.72%
CalAtlantic Group
5.25% 6/1/26	294,000	306,127
5.375% 10/1/22	250,000	270,313
5.875% 11/15/24	1,117,000	1,214,737
8.375% 1/15/21	340,000	403,325
Mattamy Group
#144A 6.50% 11/15/20	848,000	869,200
#144A 6.875% 12/15/23	207,000	212,434
#New Home 144A 7.25% 4/1/22	1,202,000	1,250,080
Tempur Sealy International 5.625% 10/15/23	680,000	708,900
Toll Brothers Finance
4.875% 11/15/25	260,000	270,400
5.625% 1/15/24	375,000	405,469

		5,910,985

Household Products–0.69%
#American Greetings 144A 7.875% 2/15/25	536,000	582,230
Central Garden & Pet 6.125% 11/15/23	310,000	331,700
#Kronos Acquisition Holdings 144A 9.00% 8/15/23	2,553,000	2,553,000
Spectrum Brands
5.75% 7/15/25	1,561,000	1,682,134
6.125% 12/15/24	525,000	565,031

		5,714,095

Independent Power & Renewable Electricity Producers–2.65%
AES
5.50% 3/15/24	1,289,000	1,348,616
5.50% 4/15/25	960,000	1,009,200
Calpine
#144A 5.25% 6/1/26	1,210,000	1,191,850
5.375% 1/15/23	521,000	509,929
5.50% 2/1/24	675,000	642,094

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers (continued)
Calpine (continued)
5.75% 1/15/25	520,000	$490,100
#144A 5.875% 1/15/24	1,560,000	1,614,600
Dynegy
5.875% 6/1/23	2,646,000	2,487,240
7.375% 11/1/22	940,000	930,600
7.625% 11/1/24	285,000	277,875
#144A 8.00% 1/15/25	630,000	614,250
‡GenOn Energy 9.875% 10/15/20	2,733,000	1,639,800
NRG Energy
6.25% 5/1/24	1,375,000	1,395,625
6.625% 1/15/27	1,467,000	1,476,169
NRG Yield Operating 5.00% 9/15/26	535,000	547,037
#Pattern Energy Group 144A 5.875% 2/1/24	500,000	528,750
Talen Energy Supply
#144A 4.625% 7/15/19	69,000	67,447
6.50% 6/1/25	1,087,000	769,053
#144A 9.50% 7/15/22	1,300,000	1,121,250
#Terraform Global Operating 144A 9.75% 8/15/22	1,400,000	1,575,000
TerraForm Power Operating
#f144A 6.375% 2/1/23	729,000	761,805
#f144A 6.625% 6/15/25	730,000	779,275

		21,777,565

Industrial Conglomerates–0.45%
#Gates Global 144A 6.00% 7/15/22	2,148,000	2,164,110
Icahn Enterprises
5.875% 2/1/22	884,000	909,415
6.25% 2/1/22	312,000	326,040
6.75% 2/1/24	312,000	326,071

		3,725,636

Insurance–0.69%
CNO Financial Group 5.25% 5/30/25	1,299,000	1,382,136
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	543,469
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	1,044,685
Radian Group 7.00% 3/15/21	927,000	1,040,557
#USIS Merger Sub 144A 6.875% 5/1/25	704,000	718,080
•XLIT 3.616% 12/29/49	1,020,000	953,700

		5,682,627

Internet & Direct Marketing Retail–0.19%
Liberty Interactive 8.25% 2/1/30	380,000	410,400
Netflix
#144A 4.375% 11/15/26	425,000	425,000
5.50% 2/15/22	335,000	365,461
5.75% 3/1/24	360,000	393,750

		1,594,611

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.11%
#J2 Cloud Services 144A 6.00% 7/15/25	369,000	$381,915
Match Group 6.375% 6/1/24	355,000	387,394
#VeriSign 144A 4.75% 7/15/27	165,000	167,681

		936,990

IT Services–1.19%
Alliance Data Systems
#144A 5.375% 8/1/22	708,000	718,620
#144A 5.875% 11/1/21	385,000	399,437
#Booz Allen Hamilton 144A 5.125% 5/1/25	380,000	374,300
First Data
#144A 5.00% 1/15/24	2,608,000	2,691,925
#144A 5.375% 8/15/23	325,000	340,438
#144A 5.75% 1/15/24	2,010,000	2,095,425
#144A 7.00% 12/1/23	2,172,000	2,324,040
#Gartner 144A 5.125% 4/1/25	805,000	847,593

		9,791,778

Life Sciences Tools & Services–0.32%
#Jaguar Holding II 144A 6.375% 8/1/23	1,000,000	1,056,250
Quintiles IMS
#144A 4.875% 5/15/23	580,000	596,675
#144A 5.00% 10/15/26	965,000	997,569

		2,650,494

Machinery–1.36%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	932,000	973,940
Navistar International 8.25% 11/1/21	2,505,000	2,542,575
Oshkosh 5.375% 3/1/25	250,000	263,750
#Tennant 144A 5.625% 5/1/25	527,000	555,985
#Terex 144A 5.625% 2/1/25	1,742,000	1,794,260
Titan International 6.875% 10/1/20	695,000	724,537
#Vertiv Group 144A 9.25% 10/15/24	3,996,000	4,335,660

		11,190,707

Marine–0.23%
#Bluewater Holding 144A 10.00% 12/10/19	2,100,000	1,858,500

		1,858,500

Media–9.46%
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,393,175
#144A 6.625% 2/15/23	686,000	729,520
#144A 7.50% 5/15/26	1,475,000	1,640,937
Altice Luxembourg
#144A 7.625% 2/15/25	200,000	220,000
#144A 7.75% 5/15/22	1,829,000	1,943,313
Altice US Finance I
#144A 5.375% 7/15/23	2,590,000	2,701,694
#144A 5.50% 5/15/26	1,484,000	1,561,910

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
AMC Entertainment Holdings
5.875% 2/15/22	486,000	$509,085
#144A 5.875% 11/15/26	540,000	564,975
#144A 6.125% 5/15/27	444,000	469,668
AMC Networks
4.75% 12/15/22	15,000	15,515
5.00% 4/1/24	1,985,000	2,037,106
Cablevision Systems
8.00% 4/15/20	1,838,000	2,051,667
8.625% 9/15/17	115,000	116,581
CCO Holdings
#144A 5.125% 5/1/27	1,104,000	1,131,600
#144A 5.375% 5/1/25	825,000	880,687
#144A 5.50% 5/1/26	885,000	941,419
#144A 5.75% 2/15/26	2,869,000	3,077,003
#144A 5.875% 4/1/24	4,821,000	5,158,470
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,632,000	1,685,366
6.50% 11/15/22	1,593,000	1,632,825
7.625% 3/15/20	1,833,000	1,830,709
7.625% 3/15/20	45,000	44,550
CSC Holdings
5.25% 6/1/24	680,000	695,368
#144A 5.50% 4/15/27	1,638,000	1,736,280
6.75% 11/15/21	433,000	480,630
8.625% 2/15/19	608,000	667,845
#144A 10.125% 1/15/23	290,000	337,125
#144A 10.875% 10/15/25	210,000	253,313
DISH DBS
5.00% 3/15/23	384,000	394,560
5.875% 7/15/22	400,000	431,000
5.875% 11/15/24	489,000	523,582
6.75% 6/1/21	6,307,000	7,016,537
7.75% 7/1/26	1,502,000	1,783,625
#EMI Music Publishing Group North America Holdings 144A 7.625% 6/15/24	725,000	808,375
#EW Scripps 144A 5.125% 4/28/17	310,000	320,075
Gray Television
#144A 5.125% 10/15/24	875,000	885,937
#144A 5.875% 7/15/26	555,000	567,487
iHeartCommunications 9.00% 12/15/19	1,384,000	1,091,630
Lamar Media
5.00% 5/1/23	66,000	68,970
5.375% 1/15/24	50,000	52,500
5.75% 2/1/26	280,000	302,750
LIN Television 5.875% 11/15/22	539,000	567,297
#Live Nation Entertainment 144A 4.875% 11/1/24	1,230,000	1,251,525
Mediacom Broadband 6.375% 4/1/23	978,000	1,026,792
Nexstar Broadcasting
#144A 5.625% 8/1/24	385,000	390,775

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Nexstar Broadcasting (continued)
#144A 6.125% 2/15/22	405,000	$425,756
Quebecor Media 5.75% 1/15/23	318,000	336,683
Regal Entertainment Group
5.75% 3/15/22	722,000	756,295
5.75% 6/15/23	550,000	577,500
Sinclair Television Group
#144A 5.125% 2/15/27	545,000	530,013
#144A 5.625% 8/1/24	584,000	600,790
6.125% 10/1/22	915,000	955,031
Sirius XM Radio
#144A 4.625% 5/15/23	1,100,000	1,134,375
#144A 5.00% 8/1/27	792,000	801,900
#144A 5.375% 4/15/25	1,295,000	1,341,944
#144A 5.75% 8/1/21	406,000	420,210
TEGNA
#144A 5.50% 9/15/24	265,000	273,944
6.375% 10/15/23	1,025,000	1,085,219
#Unitymedia 144A 6.125% 1/15/25	1,645,000	1,772,488
#Unitymedia Hessen 144A 5.50% 1/15/23	945,000	982,800
Univision Communications
#144A 5.125% 5/15/23	2,000,000	2,024,360
#144A 5.125% 2/15/25	2,147,000	2,133,581
#144A 6.75% 9/15/22	986,000	1,027,905
Videotron
#144A 5.125% 4/15/27	313,000	322,390
#144A 5.375% 6/15/24	1,318,000	1,397,080
WMG Acquisition
#144A 4.875% 11/1/24	185,000	189,625
#144A 5.00% 8/1/23	255,000	262,331
#144A 5.625% 4/15/22	815,000	846,581
#144A 6.75% 4/15/22	1,316,000	1,386,735
#Ziggo Bond Finance 144A 5.875% 1/15/25	520,000	536,900
#Ziggo Secured Finance 144A 5.50% 1/15/27	1,750,000	1,791,563

		77,905,752

Metals & Mining–5.15%
AK Steel
7.00% 3/15/27	1,295,000	1,343,563
7.50% 7/15/23	1,135,000	1,231,475
#Alcoa Nederland Holding 144A 6.75% 9/30/24	797,000	868,730
Aleris International
7.875% 11/1/20	96,000	90,960
#144A 9.50% 4/1/21	795,000	821,466
Anglo American Capital
#144A 4.125% 9/27/22	1,328,000	1,364,520
#144A 4.75% 4/10/27	1,010,000	1,040,098
#144A 4.875% 5/14/25	1,881,000	1,965,645

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
ArcelorMittal
6.125% 6/1/25	1,180,000	$1,327,500
6.75% 2/25/22	4,685,000	5,294,050
7.25% 3/1/41	191,000	211,533
7.50% 10/15/39	1,283,000	1,444,979
Commercial Metals
4.875% 5/15/23	1,252,000	1,272,345
5.375% 7/15/27	315,000	321,694
#Constellium 144A 6.625% 3/1/25	1,159,000	1,112,640
FMG Resources August 2006 Pty
#144A 4.75% 5/15/22	552,000	555,450
#144A 5.125% 5/15/24	598,000	599,495
Freeport-McMoRan
3.55% 3/1/22	1,375,000	1,295,497
3.875% 3/15/23	4,210,000	3,936,350
4.00% 11/14/21	1,193,000	1,172,123
5.40% 11/14/34	150,000	135,375
5.45% 3/15/43	2,120,000	1,838,676
Hecla Mining 6.875% 5/1/21	1,191,000	1,235,960
#Hudbay Minerals 144A 7.25% 1/15/23	360,000	373,050
Kaiser Aluminum 5.875% 5/15/24	388,000	409,340
Lundin Mining
#144A 7.50% 11/1/20	870,000	916,893
#144A 7.875% 11/1/22	725,000	793,875
Novelis
#144A 5.875% 9/30/26	1,210,000	1,249,325
#144A 6.25% 8/15/24	1,290,000	1,357,725
Steel Dynamics
5.00% 12/15/26	425,000	437,219
5.125% 10/1/21	85,000	87,506
5.25% 4/15/23	275,000	287,031
5.50% 10/1/24	1,030,000	1,096,950
6.375% 8/15/22	325,000	337,187
Teck Resources
4.75% 1/15/22	633,000	658,320
5.40% 2/1/43	560,000	529,026
6.00% 8/15/40	1,025,000	1,035,250
6.125% 10/1/35	1,200,000	1,257,000
#144A 8.50% 6/1/24	556,000	643,570
#United States Steel 144A 8.375% 7/1/21	397,000	437,692

		42,387,083

Mortgage Real Estate Investment Trusts–0.08%
#Ladder Capital Finance Holdings 144A 5.25% 3/15/22	625,000	643,750

		643,750

Multiline Retail–0.42%
Dollar Tree 5.75% 3/1/23	1,831,000	1,941,409
#JC Penney 144A 5.875% 7/1/23	470,000	468,238

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
#Neiman Marcus Group 144A 8.00% 10/15/21	1,942,000	$1,082,665

		3,492,312

Oil, Gas & Consumable Fuels–9.19%
Antero Resources
5.125% 12/1/22	2,798,000	2,818,090
5.375% 11/1/21	1,426,000	1,445,607
Baytex Energy
#144A 5.125% 6/1/21	157,000	140,123
#144A 5.625% 6/1/24	267,000	229,620
#Blue Racer Midstream 144A 6.125% 11/15/22	415,000	420,187
#California Resources 144A 8.00% 12/15/22	1,577,000	1,003,366
Callon Petroleum
6.125% 10/1/24	701,000	716,773
#144A 6.125% 10/1/24	692,000	707,570
#Cenovus Energy 144A 4.25% 4/15/27	327,000	312,122
Cheniere Corpus Christi Holdings
5.875% 3/31/25	820,000	877,400
7.00% 6/30/24	825,000	921,937
Chesapeake Energy
4.875% 4/15/22	1,233,000	1,152,855
5.75% 3/15/23	363,000	328,515
6.125% 2/15/21	703,000	692,455
#144A 8.00% 1/15/25	1,117,000	1,110,019
#144A 8.00% 6/15/27	804,000	790,935
#CITGO Petroleum 144A 6.25% 8/15/22	1,257,000	1,282,140
CONSOL Energy 5.875% 4/15/22	1,060,000	1,046,750
Continental Resources
4.50% 4/15/23	486,000	465,345
5.00% 9/15/22	1,201,000	1,182,985
Crestwood Midstream Partners
#144A 5.75% 4/1/25	580,000	580,000
6.25% 4/1/23	684,000	697,680
DCP Midstream Operating
3.875% 3/15/23	1,667,000	1,616,990
#144A 4.75% 9/30/21	248,000	254,200
4.95% 4/1/22	270,000	275,400
#144A 6.75% 9/15/37	735,000	793,800
#Delek Logistics Partners 144A 6.75% 5/15/25	1,392,000	1,412,880
Energy Transfer Equity 5.875% 1/15/24	2,432,000	2,590,080
EP Energy
7.75% 9/1/22	909,000	540,855
#144A 8.00% 11/29/24	209,000	209,523
#144A 8.00% 2/15/25	2,096,000	1,572,000
9.375% 5/1/20	1,885,000	1,496,219
Genesis Energy
5.625% 6/15/24	429,000	408,623

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy (continued)
5.75% 2/15/21	375,000	$375,937
6.00% 5/15/23	500,000	492,500
6.75% 8/1/22	355,000	357,663
Global Partners
6.25% 7/15/22	697,000	703,970
7.00% 6/15/23	635,000	635,000
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	920,375
#144A 5.75% 10/1/25	386,000	365,735
#Holly Energy Partners 144A 6.00% 8/1/24	833,000	870,485
Martin Midstream Partners 7.25% 2/15/21	431,000	437,465
MEG Energy
#144A 6.375% 1/30/23	1,234,000	959,435
#144A 6.50% 1/15/25	1,356,000	1,239,045
#144A 7.00% 3/31/24	261,000	204,233
NGL Energy Partners
5.125% 7/15/19	199,000	198,503
#144A 6.125% 3/1/25	819,000	753,480
6.875% 10/15/21	352,000	351,120
NuStar Logistics
4.80% 9/1/20	479,000	500,555
5.625% 4/28/27	577,000	607,293
6.75% 2/1/21	291,000	318,645
Oasis Petroleum 6.50% 11/1/21	1,395,000	1,360,125
PBF Holding
7.00% 11/15/23	604,000	597,960
#144A 7.25% 6/15/25	865,000	837,969
PBF Logistics 6.875% 5/15/23	411,000	419,220
#Peabody Energy 144A 6.00% 3/31/22	249,000	248,066
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	13,905
QEP Resources
5.25% 5/1/23	146,000	138,700
5.375% 10/1/22	2,169,000	2,098,507
6.875% 3/1/21	718,000	748,515
Range Resources
4.875% 5/15/25	77,000	73,535
#144A 5.00% 3/15/23	177,000	173,903
#144A 5.75% 6/1/21	215,000	220,375
Rice Energy 7.25% 5/1/23	115,000	124,487
RSP Permian 6.625% 10/1/22	737,000	768,323
SemGroup
5.625% 7/15/22	362,000	350,235
5.625% 11/15/23	497,000	474,635
SM Energy
5.00% 1/15/24	55,000	48,950
6.50% 1/1/23	433,000	414,597
6.75% 9/15/26	250,000	239,920
#Standard Industries 144A 6.00% 10/15/25	387,000	416,025

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Stone Energy 7.50% 5/31/22	89,671	$85,187
Summit Midstream Holdings
5.50% 8/15/22	652,000	654,445
5.75% 4/15/25	821,000	829,210
Sunoco
5.50% 8/1/20	500,000	513,125
6.25% 4/15/21	778,000	814,955
6.375% 4/1/23	750,000	791,850
#Tallgrass Energy Partners 144A 5.50% 9/15/24	850,000	864,875
Targa Resources Partners
4.25% 11/15/23	537,000	526,931
#144A 5.125% 2/1/25	1,187,000	1,227,061
5.25% 5/1/23	850,000	875,500
#144A 5.375% 2/1/27	380,000	395,200
Tesoro
#144A 4.75% 12/15/23	725,000	784,813
5.125% 4/1/24	235,000	249,687
#144A 5.125% 12/15/26	805,000	880,042
Tesoro Logistics
5.25% 1/15/25	2,235,000	2,355,131
6.25% 10/15/22	384,000	409,920
6.375% 5/1/24	230,000	250,125
Ultra Resources
#144A 6.875% 4/15/22	3,441,000	3,419,494
#144A 7.125% 4/15/25	593,000	585,587
W&T Offshore 8.50% 6/15/19	720,000	500,400
Western Refining Logistics
7.50% 2/15/23	785,000	849,763
Whiting Petroleum
5.00% 3/15/19	4,186,000	4,180,768
5.75% 3/15/21	580,000	548,100
6.25% 4/1/23	106,000	97,785
Williams
3.70% 1/15/23	870,000	861,300
5.75% 6/24/44	695,000	721,062
7.50% 1/15/31	64,000	76,160
7.75% 6/15/31	451,000	538,945
WPX Energy
5.25% 9/15/24	62,000	59,210
6.00% 1/15/22	593,000	590,035

		75,689,101

Paper & Forest Products–0.25%
Cascades
#144A 5.50% 7/15/22	465,000	476,625
#144A 5.75% 7/15/23	510,000	524,025
Clearwater Paper
4.50% 2/1/23	630,000	623,700
#144A 5.375% 2/1/25	450,000	447,750

		2,072,100

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Personal Products–0.14%
Revlon Consumer Products
5.75% 2/15/21	778,000	$719,650
6.25% 8/1/24	493,000	431,375

		1,151,025

Pharmaceuticals–2.68%
#~Capsugel PIK 144A 7.00% 5/15/19	243,000	243,000
Endo Finance
#144A 5.375% 1/15/23	223,000	187,320
#144A 5.75% 1/15/22	827,000	748,270
#144A 5.875% 10/15/24	380,000	393,300
#144A 6.00% 7/15/23	1,600,000	1,352,800
#144A 6.00% 2/1/25	960,000	787,200
Mallinckrodt International Finance
3.50% 4/15/18	72,000	72,270
4.75% 4/15/23	136,000	116,620
#144A 5.50% 4/15/25	640,000	563,200
#144A 5.625% 10/15/23	811,000	744,093
#144A 5.75% 8/1/22	875,000	826,875
#Nature’s Bounty 144A 7.625% 5/15/21	1,970,000	2,098,050
#Prestige Brands 144A 5.375% 12/15/21	825,000	854,906
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,203,000	1,166,910
#144A 5.875% 5/15/23	2,542,000	2,192,475
#144A 6.125% 4/15/25	1,293,000	1,099,050
#144A 6.375% 10/15/20	2,514,000	2,448,007
#144A 6.50% 3/15/22	521,000	547,701
#144A 6.75% 8/15/21	1,236,000	1,180,380
#144A 7.00% 10/1/20	1,502,000	1,485,103
#144A 7.00% 3/15/24	1,113,000	1,172,824
#144A 7.25% 7/15/22	1,133,000	1,070,685
#144A 7.50% 7/15/21	717,000	697,282

		22,048,321

Professional Services–0.46%
FTI Consulting 6.00% 11/15/22	350,000	364,437
#IHS Markit 144A 5.00% 11/1/22	381,000	413,145
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	825,000	847,688
Nielsen Finance
4.50% 10/1/20	300,000	305,334
#144A 5.00% 4/15/22	1,820,000	1,892,800

		3,823,404

Semiconductors & Semiconductor Equipment–0.84%
Micron Technology
#144A 5.25% 8/1/23	944,000	985,064
#144A 5.25% 1/15/24	325,000	338,000
5.50% 2/1/25	79,000	83,740
5.875% 2/15/22	125,000	130,937
7.50% 9/15/23	1,163,000	1,303,141
NXP
#144A 3.75% 6/1/18	420,000	427,350

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP (continued)
#144A 4.125% 6/1/21	1,165,000	$1,229,658
#144A 4.625% 6/15/22	1,243,000	1,339,333
#144A 5.75% 3/15/23	200,000	211,000
Qorvo 6.75% 12/1/23	803,000	884,304

		6,932,527

Software–1.70%
#Camelot Finance 144A 7.875% 10/15/24	1,174,000	1,267,920
#CURO Financial Technologies 144A 12.00% 3/1/22	373,000	392,583
#Exela Intermediate 144A 10.00% 7/15/23	1,535,000	1,519,650
#Genesys Telecommunications Laboratories 144A 10.00% 11/30/24	1,965,000	2,213,081
#~Infor Software Parent PIK 144A 7.125% 5/1/21	750,000	776,250
Infor US
#144A 5.75% 8/15/20	988,000	1,021,345
6.50% 5/15/22	996,000	1,035,840
#Informatica 144A 7.125% 7/15/23	451,000	461,292
#Nuance Communications 144A 5.375% 8/15/20	483,000	492,056
Open Text
#144A 5.625% 1/15/23	737,000	772,007
#144A 5.875% 6/1/26	945,000	1,018,823
#Rackspace Hosting 144A 8.625% 11/15/24	495,000	528,413
#Solera 144A 10.50% 3/1/24	815,000	940,306
SS&C Technologies Holdings 5.875% 7/15/23	474,000	507,280
#Symantec 144A 5.00% 4/15/25	987,000	1,035,422

		13,982,268

Specialty Retail–1.10%
Caleres 6.25% 8/15/23	500,000	523,750
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	515,520
#144A 9.00% 3/15/19	2,417,000	1,232,670
#Group 1 Automotive 144A 5.25% 12/15/23	1,335,000	1,355,025
#Guitar Center 144A 6.50% 4/15/19	148,000	129,315
#Jo-Ann Stores 144A 8.125% 3/15/19	156,000	156,195
L Brands
5.625% 10/15/23	525,000	563,063
6.75% 7/1/36	825,000	796,125
#Party City Holdings 144A 6.125% 8/15/23	410,000	426,400
Penske Automotive Group 5.50% 5/15/26	1,062,000	1,059,345
PetSmart
#144A 5.875% 6/1/25	322,000	311,937

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
PetSmart (continued)
#144A 7.125% 3/15/23	823,000	$734,527
#144A 8.875% 6/1/25	625,000	578,813
Sally Holdings 5.50% 11/1/23	615,000	628,837

		9,011,522

Technology Hardware, Storage & Peripherals–0.93%
Dell International
#144A 3.48% 6/1/19	10,000	10,238
#144A 5.45% 6/15/23	1,520,000	1,651,510
#144A 5.875% 6/15/21	565,000	593,250
#144A 7.125% 6/15/24	585,000	643,357
Diebold Nixdorf 8.50% 4/15/24	1,375,000	1,543,575
EMC 2.65% 6/1/20	448,000	439,895
NCR
5.00% 7/15/22	373,000	382,325
6.375% 12/15/23	130,000	139,913
Western Digital
#144A 7.375% 4/1/23	773,000	851,266
10.50% 4/1/24	1,216,000	1,437,531

		7,692,860

Textiles, Apparel & Luxury Goods–0.00%
Levi Strauss & Co. 5.00% 5/1/25	25,000	26,250

		26,250

Thrift & Mortgage Finance–0.16%
Nationstar Mortgage
6.50% 7/1/21	527,000	541,492
6.50% 6/1/22	173,000	178,623
7.875% 10/1/20	565,000	580,891

		1,301,006

Trading Companies & Distributors–1.77%
#Ahern Rentals 144A 7.375% 5/15/23	1,534,000	1,265,550
Aircastle
5.00% 4/1/23	1,202,000	1,286,140
5.125% 3/15/21	202,000	216,972
Ashtead Capital
#144A 5.625% 10/1/24	1,395,000	1,506,600
#144A 6.50% 7/15/22	425,000	441,469
Fly Leasing 6.75% 12/15/20	200,000	210,250
#Hardwoods Acquisition 144A 7.50% 8/1/21	1,069,000	959,427
#HD Supply 144A 5.75% 4/15/24	508,000	541,020
Park Aerospace Holdings
#144A 5.25% 8/15/22	561,000	588,528
#144A 5.50% 2/15/24	581,000	608,307
United Rentals North America
4.625% 7/15/23	470,000	489,740
5.50% 5/15/27	495,000	511,088
5.75% 11/15/24	1,830,000	1,923,787

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
United Rentals North America (continued)
5.875% 9/15/26	235,000	$251,156
6.125% 6/15/23	1,943,000	2,028,006
#Univar USA 144A 6.75% 7/15/23	758,000	794,005
WESCO Distribution 5.375% 6/15/24	870,000	912,413

		14,534,458

Wireless Telecommunication Services–3.83%
#SoftBank Group 144A 4.50% 4/15/20	1,415,000	1,474,557
Sprint
7.125% 6/15/24	3,500,000	3,902,500
7.25% 9/15/21	1,492,000	1,661,715
7.625% 2/15/25	1,479,000	1,706,396
7.875% 9/15/23	3,535,000	4,074,087
Sprint Capital
6.875% 11/15/28	313,000	348,704
8.75% 3/15/32	3,384,000	4,272,300
Sprint Communications
6.00% 11/15/22	1,190,000	1,264,375
#144A 7.00% 3/1/20	1,552,000	1,707,697
7.00% 8/15/20	1,250,000	1,378,125
#144A 9.00% 11/15/18	696,000	756,246
11.50% 11/15/21	90,000	115,650
T-Mobile USA
5.125% 4/15/25	849,000	893,573
6.00% 3/1/23	1,365,000	1,448,169
6.00% 4/15/24	1,624,000	1,741,740
6.375% 3/1/25	2,389,000	2,589,079
6.50% 1/15/24	129,000	138,997
6.50% 1/15/26	755,000	835,219
6.625% 4/1/23	1,129,000	1,197,530

		31,506,659

Total Corporate Bonds (Cost $733,530,887)		751,112,220

«LOAN AGREEMENTS–3.98%
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	68,972	69,145
Avaya DIP 1st Lien 8.617% 1/23/18	241,000	249,271
Avaya Tranche B-3 1st Lien 5.67% 10/26/17	280,000	223,805
Avaya Tranche B6 6.532% 3/31/18	585,000	467,930
Avaya Tranche B7 1st Lien 8.617% 5/29/20	250,069	200,743
Berry Plastics Tranche I 1st Lien 3.726% 10/1/22	210,806	211,260
Berry Plastics Tranche L 1st Lien 3.367% 1/6/21	255,000	255,319

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
California Resources 1st Lien 11.534% 12/31/21	1,930,000	$2,045,800
Chesapeake Energy 1st Lien 8.686% 8/23/21	3,211,109	3,411,000
Cincinnati Bell Tranche B 1st Lien 4.227% 9/10/20	248,907	251,333
Concordia International Tranche B 1st Lien 5.501% 10/21/21	1,013,905	760,429
Consolidated Communications Tranche B 1st Lien 4.23% 10/5/23	578,000	580,737
Delta 2 Lux Sarl Tranche B 1st Lien 4.504% 2/1/24	550,000	551,031
Delta 2 Lux Tranche B 2nd Lien 8.004% 7/29/22	247,500	249,688
EMI Music Tranche B5 1st Lien 3.576% 8/20/23	235,352	235,835
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	330,216	312,467
First Data 1st Lien 3.466% 7/10/22	1,111,380	1,110,774
Genesys Telecommunications Laboratories Tranche B 1st Lien 5.158% 12/1/23	352,855	354,531
Go Daddy Operating Tranche B 1st Lien 3.726% 2/15/24	394,576	395,933
Gulf Finance Tranche B 1st Lien 6.55% 8/25/23	296,887	278,331
iHeartCommunications Tranche D 1st Lien 7.976% 1/30/19	2,532,692	2,078,390
iHeartCommunications Tranche E 1st Lien 8.726% 7/30/19	850,642	697,526
Intrawest Operations Group 1st Lien 5.00% 12/9/20	242,492	243,250
Landrys 1st Lien 3.968% 10/4/23	405,795	405,119
MEG Energy Tranche B 1st Lien 4.68% 12/31/23	2,158,480	2,110,594
Microsemi Tranche B 1st Lien 2.25% 1/15/23	482,398	483,737
Moran Foods Tranche B 1st Lien 7.226% 12/5/23	2,189,000	2,164,374
ON Semiconductor Tranche B 1st Lien 3.476% 3/31/23	380,500	381,385
PetSmart 1st Lien 4.22% 3/10/22	438,382	409,278
Quest Software US Holdings 1st Lien 7.00% 10/31/22	497,484	505,942

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Revlon Consumer Products Tranche B 1st Lien 4.726% 9/7/23	1,462,960	$1,368,965
Rite Aid 2nd Lien 5.98% 8/21/20	155,000	156,679
Scientific Games Tranche B3 1st Lien 5.076% 10/1/21	247,934	250,673
Securus Technologies Holdings 1st Lien 5.50% 6/20/24	1,125,000	1,125,473
Securus Technology Holdings 2nd Lien 9.25% 6/20/25	241,000	242,657
SolarWinds Holdings 1st Lien 4.726% 2/5/23	158,802	159,348
SUPERVALU Delayed Draw Tranche B-DD 1st Lien 1.00% 6/8/24	68,625	66,681
SUPERVALU Tranche B 1st Lien 4.589% 6/8/24	799,089	776,451
Syniverse Holdings 1st Lien 4.147% 4/23/19	875,582	821,222
Syniverse Holdings Tranche B 1st Lien 4.172% 4/23/19	525,000	493,064
Tribune Media Tranche B 1st Lien 4.226% 12/27/20	373,469	375,338
Ultra Resources 1st Lien 4.117% 4/12/24	1,250,400	1,247,274
=‡Vertis 1st Lien 15.00% 12/20/17	243,194	0
Vertiv Intermediate Holdings Tranche B 1st Lien 5.226% 11/30/23	743,314	747,495
Viskase Tranche B 1st Lien 4.546% 1/30/21	827,932	791,710
Vistra Operations Tranche B 1st Lien 5.00% 8/4/23	1,519,720	1,508,329
Vistra Operations Tranche C 1st Lien 3.977% 8/4/23	347,471	344,867
XPO Logistics Tranche B 1st Lien 3.405% 10/30/21	581,292	584,396

Total Loan Agreements (Cost $33,867,139)		32,755,579

	Number of Shares

COMMON STOCK–0.52%
†Dynegy	1,250	10,337
†=Escrow General Motors	400,000	0
†=General Motors Escrow	325,000	0
†NII Holdings	84,804	68,182
†Penn Virginia	7,023	258,095
†Penn Virginia (New)	5,760	211,680
†Sabine Oil & Gas Holdings	167	6,805

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
†Stone Energy	7,572	$139,174
†=Texas Competitive Electric Holdings Escrow	6,255,000	15,638
†=Texas Competitive Electric Holdings Escrow (Nonext)	1,920,000	4,800
†Ultra Petroleum	36,212	392,900
Vistra Energy	188,914	3,171,866

Total Common Stock (Cost $5,558,087)		4,279,477

PREFERRED STOCK–0.94%
•Bank of America 6.10%	1,201,000	1,306,208
•Hartford Financial Services Group 7.875%	5,600	172,200
#•ILFC E-Capital Trust I 144A 4.34%	3,320,000	3,170,600
#•ILFC E-Capital Trust II 144A 4.59%	1,886,000	1,810,560
•XLIT 4.278%	1,505	1,328,163

Total Preferred Stock (Cost $6,677,284)		7,787,731

RIGHT–0.03%
=Vistra Energy CVR	188,914	212,528

Total Right (Cost $0)		212,528

	Number of Shares	Value (U.S. $)

WARRANTS–0.00%
Sabine Oil & Gas Holdings Tranche 1, exercise price $48.25	531	$3,717
Sabine Oil & Gas Holdings Tranche 2, exercise price $25.37	95	523

Total Warrants (Cost $3,348)		4,240

MONEY MARKET FUND–2.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	22,086,823	22,086,823

Total Money Market Fund (Cost $22,086,823)		22,086,823

TOTAL VALUE OF SECURITIES–99.39% (Cost $801,932,725)	818,460,658
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	5,038,163

NET ASSETS APPLICABLE TO 73,528,132 SHARES OUTSTANDING–100.00%	$823,498,821

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND STANDARD CLASS ($641,904,260 / 57,295,921 Shares)	$11.203
NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND SERVICE CLASS ($181,594,561 / 16,232,211 Shares)	$11.187
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$807,106,460
Undistributed net investment income	26,676,996
Accumulated net realized loss on investments	(26,812,568)
Net unrealized appreciation of investments	16,527,933

TOTAL NET ASSETS	$823,498,821

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $368,456,414, which represents 44.74% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2017.

«	Includes $615,391 payable for fund shares redeemed, $496,691 due to manager and affiliates, and $8,120,935 payable for securities purchased as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default.

Summary of Abbreviations:

CVR–Contingent Value Rights

DIP–Debtor-in-Possession

IT–Information Technology

PIK–Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$25,736,939
Dividends	472,340

26,209,279

EXPENSES:
Management fees	2,697,192
Distribution fees-Service Class	225,220
Accounting and administration expenses	107,291
Shareholder servicing fees	41,742
Professional fees	35,164
Reports and statements to shareholders	27,848
Pricing fees	25,640
Trustees’ fees and expenses	11,641
Custodian fees	6,948
Consulting fees	1,784
Other	5,717

3,186,187
Less:
Management fees waived	(152,449)

Total operating expenses	3,033,738

NET INVESTMENT INCOME	23,175,541

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	1,448,341
Foreign currencies	12,446

Net realized gain	1,460,787
Net change in unrealized appreciation (depreciation) of investments	8,455,350

NET REALIZED AND UNREALIZED GAIN	9,916,137

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,091,678

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,175,541	$46,707,122
Net realized gain (loss)	1,460,787	(20,443,373)
Net change in unrealized appreciation (depreciation)	8,455,350	77,421,172

Net increase in net assets resulting from operations	33,091,678	103,684,921

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(36,564,581)
Service Class	—	(8,870,916)

	—	(45,435,497)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,417,154	80,835,985
Service Class	20,417,136	61,707,607
Reinvestment of dividends and distributions:
Standard Class	—	36,564,581
Service Class	—	8,870,916

	41,834,290	187,979,089

Cost of shares redeemed:
Standard Class	(94,559,498)	(100,477,627)
Service Class	(26,775,497)	(53,248,765)

	(121,334,995)	(153,726,392)

Increase (decrease) in net assets derived from capital share transactions	(79,500,705)	34,252,697

NET INCREASE (DECREASE) IN NET ASSETS	(46,409,027)	92,502,121
NET ASSETS:
Beginning of period	869,907,848	777,405,727

End of period	$823,498,821	$869,907,848

Undistributed net investment income	$26,676,996	$3,501,455

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP JPMorgan High Yield Fund Standard Class
	Six Months
	Ended
	6/30/17[1]			Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.780	$10.026	$11.082	$11.304	$11.123	$10.139

Income (loss) from investment operations:
Net investment income[2]	0.299	0.613	0.618	0.609	0.639	0.681
Net realized and unrealized gain (loss)	0.124	0.743	(1.051)	(0.290)	0.090	0.825

Total from investment operations	0.423	1.356	(0.433)	0.319	0.729	1.506

Less dividends and distributions from:
Net investment income	—	(0.602)	(0.565)	(0.502)	(0.546)	(0.522)
Net realized gain	—	—	(0.058)	(0.039)	(0.002)	—

Total dividends and distributions	—	(0.602)	(0.623)	(0.541)	(0.548)	(0.522)

Net asset value, end of period	$11.203	$10.780	$10.026	$11.082	$11.304	$11.123

Total return[3]	3.92%	13.58%	(3.94% )	2.84%	6.57%	14.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$641,904	$688,621	$625,243	$526,920	$404,998	$207,465
Ratio of expenses to average net assets	0.66%	0.65%	0.65%	0.67%	0.71%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.68%	0.68%	0.70%	0.73%	0.75%
Ratio of net investment income to average net assets	5.45%	5.75%	5.56%	5.23%	5.55%	6.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.42%	5.72%	5.53%	5.20%	5.53%	6.22%
Portfolio turnover	23%	45%	36%	37%	33%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP JPMorgan High Yield Fund Service Class
	Six Months
	Ended
	6/30/17[1]			Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$10.778	$10.026	$11.080	$11.302	$11.122	$10.143

Income (loss) from investment operations:
Net investment income[2]	0.285	0.587	0.590	0.579	0.609	0.652
Net realized and unrealized gain (loss)	0.124	0.740	(1.049)	(0.289)	0.090	0.825

Total from investment operations	0.409	1.327	(0.459)	0.290	0.699	1.477

Less dividends and distributions from:
Net investment income	—	(0.575)	(0.537)	(0.473)	(0.517)	(0.498)
Net realized gain	—	—	(0.058)	(0.039)	(0.002)	—

Total dividends and distributions	—	(0.575)	(0.595)	(0.512)	(0.519)	(0.498)

Net asset value, end of period	$11.187	$10.778	$10.026	$11.080	$11.302	$11.122

Total return[3]	3.80%	13.29%	(4.17% )	2.58%	6.31%	14.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181,595	$181,287	$152,163	$153,275	$149,361	$130,206
Ratio of expenses to average net assets	0.91%	0.90%	0.90%	0.92%	0.96%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.93%	0.93%	0.95%	0.98%	1.00%
Ratio of net investment income to average net assets	5.20%	5.50%	5.31%	4.98%	5.30%	5.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.17%	5.47%	5.28%	4.95%	5.28%	5.97%
Portfolio turnover	23%	45%	36%	37%	33%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 ( the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $250 million. The fee is calculated daily and paid monthly. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$24,650
Legal	5,949

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21,362 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$417,432
Distribution fees payable to LFD	37,512
Printing and mailing fees to Lincoln Life	21,362
Shareholder servicing fees payable to Lincoln Life	20,385

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$232,189,487
Sales	319,189,427

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$801,932,725

Aggregate unrealized appreciation	$33,055,425
Aggregate unrealized depreciation	(16,527,492)

Net unrealized appreciation	$16,527,933

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short Term	Long Term	Total
$4,118,681	$23,458,810	$27,577,491

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$—	$222,060	$—	$222,060
Corporate Bonds	—	751,098,315	13,905	$751,112,220
Loan Agreements	—	32,755,579	—	32,755,579
Common Stock
Automobiles	—	—	—	—
Electric Utilities	—	—	20,438	20,438
Independent Power & Renewable Electricity Producers	3,182,203	—	—	3,182,203
Oil, Gas & Consumable Fuels	750,559	258,095	—	1,008,654
Wireless Telecommunication Services	68,182	—	—	68,182
Preferred Stock	172,200	7,615,531	—	7,787,731
Warrant	4,240	—	—	4,240
Rights	—	—	212,528	212,528
Money Market Fund	22,086,823	—	—	22,086,823

Total Investments	$26,264,207	$791,949,580	$246,871	$818,460,658

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/17	12/31/16
Shares sold:
Standard Class	1,939,937	7,466,951
Service Class	1,850,259	5,821,815
Shares reinvested:
Standard Class	—	3,416,398
Service Class	—	828,768

	3,790,196	17,533,932

Shares redeemed:
Standard Class	(8,524,639)	(9,362,751)
Service Class	(2,438,562)	(5,007,132)

	(10,963,201)	(14,369,883)

Net increase (decrease)	(7,173,005)	3,164,049

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity

LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan Retirement Income Fund (formerly LVIP Delaware Foundation® Conservative Allocation Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP JPMorgan Retirement Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,055.70	0.64%	$3.26
Service Class Shares	1,000.00	1,054.30	0.89%	4.53
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.62	0.64%	$3.21
Service Class Shares	1,000.00	1,020.38	0.89%	4.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a substantial portion of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and

Geography Allocation (unaudited)

As of June 30, 2017

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Preferred Stock	0.00%
Investment Companies	72.76%
Equity Funds	25.26%
Fixed Income Funds	25.89%
International Equity Funds	9.51%
Money Market Funds	12.10%
Agency Collateralized Mortgage Obligations	1.71%
Agency Commercial Mortgage-Backed Securities	0.76%
Agency Mortgage-Backed Securities	1.78%
Corporate Bonds	11.50%
Aerospace & Defense	0.07%
Air Freight & Logistics	0.26%
Airlines	0.11%
Automobiles	0.04%
Banks	2.26%
Beverages	0.38%
Biotechnology	0.24%
Capital Markets	1.11%
Chemicals	0.13%
Commercial Services & Supplies	0.18%
Consumer Finance	0.39%
Diversified Financial Services	1.26%
Diversified Telecommunication Services	0.57%
Electric Utilities	1.18%
Equity Real Estate Investment Trusts	0.51%
Food & Staples Retailing	0.06%
Health Care Equipment & Supplies	0.14%

Security Type/Sector	Percentage of Net Assets
Industrial Conglomerates	0.25%
Insurance	0.26%
Machinery	0.34%
Media	0.09%
Multiline Retail	0.12%
Multi-Utilities	0.09%
Oil, Gas & Consumable Fuels	0.65%
Pharmaceuticals	0.40%
Road & Rail	0.06%
Semiconductors & Semiconductor Equipment	0.04%
Software	0.03%
Specialty Retail	0.10%
Technology Hardware, Storage & Peripherals	0.05%
Tobacco	0.08%
Wireless Telecommunication Services	0.05%
Non-Agency Asset-Backed Securities	1.46%
Non-Agency Collateralized Mortgage Obligations	0.41%
Non-Agency Commercial Mortgage-Backed Securities	3.26%
U.S. Treasury Obligations	6.48%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%	)
Total Net Assets	100.00%

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.00%
†=Vedanta Limited 10/26/18	90,936	$14,069

Total Preferred Stock (Cost $0)		14,069

INVESTMENT COMPANIES–72.76%
Equity Funds–25.26%
iShares S&P GSCITM Commodity Indexed Trust ETF	46,361	649,981
²† JPMorgan Commodities Strategy Fund	373,739	3,244,053
² JPMorgan Equity Index Fund	1,245,159	46,618,749
² JPMorgan Mid Cap Equity Fund	92,066	4,527,810
² JPMorgan Realty Income Fund	406,666	5,323,256
² JPMorgan Small Cap Equity Fund	18,451	1,030,120
² JPMorgan Small Cap Growth Fund	61,209	1,024,021
² JPMorgan Small Cap Value Fund	32,692	1,007,884
Vanguard S&P 500 ETF	18,155	4,031,499

		67,457,373

Fixed Income Funds–25.89%
iShares TIPS Bond ETF	57,722	6,547,406
² JPMorgan Corporate Bond Fund	1,722,771	17,486,129
² JPMorgan Floating Rate Income Fund	987,778	9,294,991
² JPMorgan High Yield Fund	3,222,907	23,978,428
² JPMorgan Inflation Managed Bond Fund	1,157,459	11,852,381

		69,159,335

International Equity Funds–9.51%
² JPMorgan Emerging Economies Fund	331,822	4,386,690
² JPMorgan Emerging Markets Equity Fund	202,626	5,223,711
² JPMorgan International Equity Fund	295,888	4,908,784
² JPMorgan International Opportunities Fund	344,649	5,417,884
² JPMorgan Intrepid International Fund	258,899	5,465,368

		25,402,437

Money Market Funds–12.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	2,893,492	2,893,492
JPMorgan Prime Money Market Fund IM Shares (seven-day effective yield 1.21%)	29,424,134	29,432,961

		32,326,453

Total Investment Companies (Cost $193,865,866)		194,345,598

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.71%
Fannie Mae REMICs
*Series 2012-98 MI 3.00% 8/25/31	260,132	$28,348
•*Series 2012-122 SD 4.884% 11/25/42	316,497	62,824
*Series 2013-7 EI 3.00% 10/25/40	145,602	18,451
*Series 2013-55 AI 3.00% 6/25/33	314,933	44,301
Series 2015-40 GZ 3.50% 5/25/45	73,136	72,253
Series 2015-89 AZ 3.50% 12/25/45	25,366	26,037
•*Series 2015-95 SH 4.784% 1/25/46	241,730	53,952
*Series 2016-50 IB 3.00% 2/25/46	94,986	13,879
•*Series 2016-55 SK 4.784% 8/25/46	196,878	45,212
•*Series 2016-62 SA 4.784% 9/25/46	389,192	95,843
•*Series 2016-74 GS 4.784% 10/25/46	95,167	23,817
*Series 2017-12 JI 3.50% 5/25/40	110,760	14,779
Freddie Mac REMICs
Series 4065 DE 3.00% 6/15/32	40,000	40,806
*Series 4109 AI 3.00% 7/15/31	475,941	52,904
*Series 4161 IM 3.50% 2/15/43	66,905	14,172
*Series 4181 DI 2.50% 3/15/33	128,860	15,482
•*Series 4184 GS 4.961% 3/15/43	210,921	45,621
*Series 4342 CI 3.00% 11/15/33	77,750	9,359
Series 4457 KZ 3.00% 4/15/45	119,512	114,232
•*Series 4494 SA 5.021% 7/15/45	76,063	16,342
*Series 4543 HI 3.00% 4/15/44	104,664	16,613
•*Series 4594 SG 4.841% 6/15/46	578,988	144,045
Series 4614 HB 2.50% 9/15/46	101,000	92,200
•*Series 4618 SA 4.841% 9/15/46	118,414	28,418
Series 4623 LZ 2.50% 10/15/46	88,461	77,510
Series 4623 MW 2.50% 10/15/46	105,000	96,852
*Series 4625 BI 3.50% 6/15/46	372,864	74,979
•*Series 4631 GS 4.841% 11/15/46	422,215	89,507
•*Series 4648 SA 4.841% 1/15/47	285,544	63,258
Freddie Mac Strips
•*Series 267 S5 4.841% 8/15/42	264,775	54,951

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
•*Series 299 S1 4.841% 1/15/43	199,843	$40,285
•*Series 326 S2 4.791% 3/15/44	139,131	27,882
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.066% 4/25/28	455,112	471,382
•Series 2015-HQA1 M2 3.866% 3/25/28	183,520	188,156
•Series 2016-DNA3 M2 3.216% 12/25/28	250,000	256,244
•Series 2016-DNA4 M2 2.516% 3/25/29	500,000	505,642
•Series 2016-HQA2 M2 3.466% 11/25/28	250,000	256,903
◆Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	67,741	78,476
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	36,775
Series 2013-113 AZ 3.00% 8/20/43	278,185	270,573
Series 2013-113 LY 3.00% 5/20/43	29,000	29,047
Series 2015-64 GZ 2.00% 5/20/45	107,379	90,389
*Series 2015-74 CI 3.00% 10/16/39	210,941	28,647
*Series 2015-142 AI 4.00% 2/20/44	72,813	9,328
•*Series 2016-108 SK 4.838% 8/20/46	295,678	69,367
Series 2016-111 PB 2.50% 8/20/46	97,000	89,146
*Series 2016-116 GI 3.50% 11/20/44	368,188	58,526
*Series 2016-118 DI 3.50% 3/20/43	417,720	63,139
•*Series 2016-120 AS 4.888% 9/20/46	320,217	77,679
•*Series 2016-120 NS 4.888% 9/20/46	426,681	105,683
•*Series 2016-121 JS 4.888% 9/20/46	314,065	76,713
Series 2016-134 MW 3.00% 10/20/46	16,000	16,267
Series 2016-156 PB 2.00% 11/20/46	61,000	50,480

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-160 GI 3.50% 11/20/46	252,992	$59,824
*Series 2016-163 MI 3.50% 11/20/46	203,239	24,404
*Series 2016-163 XI 3.00% 10/20/46	296,187	39,982

Total Agency Collateralized Mortgage Obligations (Cost $4,697,523)		4,567,886

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.76%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K719 A1 2.53% 12/25/21	71,101	72,233
◆Series K725 A2 3.002% 1/25/24	185,000	190,421
•◆Series KS03 A4 3.161% 5/25/25	150,000	155,037
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.793% 11/25/49	60,000	63,577
#•Series 2011-K12 B 144A 4.492% 1/25/46	115,000	121,854
#•Series 2011-K14 B 144A 5.341% 2/25/47	70,000	76,449
#•Series 2011-K15 B 144A 5.116% 8/25/44	15,000	16,320
#•Series 2011-K704 B 144A 4.69% 10/25/30	110,000	112,582
#•Series 2012-K18 B 144A 4.40% 1/25/45	85,000	90,070
#•Series 2012-K22 B 144A 3.811% 8/25/45	150,000	155,589
#•Series 2012-K708 B 144A 3.883% 2/25/45	145,000	148,293
#•Series 2013-K29 C 144A 3.601% 5/25/46	295,000	290,428
#•Series 2013-K32 B 144A 3.651% 10/25/46	110,000	113,697
#•Series 2013-K33 B 144A 3.617% 8/25/46	120,000	122,513
#•Series 2013-K712 B 144A 3.48% 5/25/45	80,000	81,863
#•Series 2013-K713 B 144A 3.274% 4/25/46	50,000	50,933
#•Series 2013-K713 C 144A 3.274% 4/25/46	165,000	166,042

Total Agency Commercial Mortgage-Backed Securities (Cost $2,025,067)		2,027,901

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–1.78%
Fannie Mae
3.16% 12/1/26	510,000	$522,655
3.17% 1/1/27	300,000	307,328
Fannie Mae ARM
•2.909% 7/1/45	43,896	44,725
•3.103% 8/1/35	974	1,028
•3.217% 3/1/44	119,235	123,003
Fannie Mae S.F. 15 yr 5.00% 7/1/20	154,845	158,954
Fannie Mae S.F. 30 yr
5.50% 11/1/34	5,587	6,250
5.50% 4/1/37	121,854	137,232
5.50% 8/1/37	21,325	23,893
5.50% 3/1/38	26,024	29,029
5.50% 6/1/39	60,362	67,480
5.50% 7/1/40	61,103	68,325
5.50% 5/1/44	1,306,684	1,463,134
6.00% 9/1/36	26,615	30,674
6.00% 12/1/36	5,724	6,498
6.00% 6/1/37	3,186	3,621
6.00% 9/1/38	17,562	19,979
6.00% 11/1/38	13,454	15,282
6.00% 10/1/39	201,056	229,339
6.00% 11/1/40	9,347	10,654
7.50% 6/1/31	8,552	10,283
Freddie Mac ARM
•2.554% 10/1/46	166,696	167,421
•2.929% 10/1/45	88,508	90,193
•3.105% 3/1/46	119,905	122,918
Freddie Mac S.F. 30 yr
5.00% 6/1/36	106,857	116,782
5.50% 3/1/34	7,212	8,067
5.50% 12/1/34	6,703	7,508
5.50% 12/1/35	7,124	7,998
5.50% 8/1/40	15,969	17,769
5.50% 6/1/41	74,369	83,096
6.00% 2/1/36	13,764	15,586
6.00% 3/1/36	18,756	21,281
6.00% 8/1/38	21,626	24,582
6.00% 5/1/40	34,339	38,900
6.50% 4/1/39	34,199	38,388
7.00% 11/1/33	1,206	1,388
GNMA I S.F. 30 yr
5.50% 2/15/41	48,686	54,286
7.00% 12/15/34	64,894	76,264
GNMA II S.F. 30 yr
5.50% 5/20/37	38,349	42,558
5.50% 4/20/40	33,412	36,456
6.00% 2/20/39	43,288	48,103
6.00% 10/20/39	149,132	165,711
6.00% 2/20/40	157,609	176,026

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.00% 4/20/46	51,437	$57,368
6.50% 10/20/39	59,428	67,069

Total Agency Mortgage-Backed Securities (Cost $4,762,757)		4,765,084

CORPORATE BONDS–11.50%
Aerospace & Defense–0.07%
Rockwell Collins 3.20% 3/15/24	175,000	177,649

		177,649

Air Freight & Logistics–0.26%
Aviation Capital Group
#144A 2.875% 9/17/18	10,000	10,099
#144A 2.875% 1/20/22	500,000	498,760
#144A 4.875% 10/1/25	175,000	190,899

		699,758

Airlines–0.11%
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	85,783	87,928
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	108,471	109,285
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	33,343	34,133
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	68,230	69,969

		301,315

Automobiles–0.04%
General Motors 6.75% 4/1/46	100,000	119,011

		119,011

Banks–2.26%
Bank of America
•3.124% 1/20/23	655,000	662,890
4.183% 11/25/27	275,000	280,239
•4.443% 1/20/48	240,000	254,482
Capital One Financial 3.75% 3/9/27	85,000	84,862
Citizens Bank 2.55% 5/13/21	250,000	250,362
Citizens Financial Group 4.30% 12/3/25	160,000	167,109
Cooperatieve Rabobank 3.75% 7/21/26	250,000	250,435
Huntington Bancshares 2.30% 1/14/22	120,000	118,324
ING Groep 3.95% 3/29/27	500,000	520,972
Lloyds Banking Group 3.00% 1/11/22	200,000	202,187

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
PNC Bank
2.45% 11/5/20	250,000	$252,244
2.625% 2/17/22	250,000	251,979
•PNC Financial Services Group 5.00% 12/29/49	205,000	211,663
#Santander UK 144A 5.00% 11/7/23	200,000	215,084
Santander UK Group Holdings 3.571% 1/10/23	400,000	409,527
SunTrust Bank 3.30% 5/15/26	200,000	195,845
SunTrust Banks 2.70% 1/27/22	100,000	100,314
Toronto-Dominion Bank
2.125% 4/7/21	140,000	139,486
2.50% 12/14/20	130,000	131,565
•3.625% 9/15/31	200,000	198,764
U.S. Bancorp
2.375% 7/22/26	250,000	235,891
3.10% 4/27/26	240,000	237,485
Wells Fargo & Co.
3.069% 1/24/23	405,000	410,934
4.75% 12/7/46	175,000	187,298
Wells Fargo Capital X 5.95% 12/15/36	60,000	68,010

		6,037,951

Beverages–0.38%
Anheuser-Busch InBev Finance 3.65% 2/1/26	985,000	1,016,666

		1,016,666

Biotechnology–0.24%
Celgene
3.25% 8/15/22	405,000	416,836
4.625% 5/15/44	115,000	121,282
Gilead Sciences 4.15% 3/1/47	110,000	110,793

		648,911

Capital Markets–1.11%
Bank of New York Mellon
2.15% 2/24/20	45,000	45,276
2.20% 8/16/23	160,000	155,272
2.50% 4/15/21	355,000	358,005
•3.442% 2/7/28	220,000	223,524
•4.625% 12/29/49	255,000	257,832
Goldman Sachs Group
3.85% 1/26/27	320,000	325,893
5.15% 5/22/45	330,000	367,399
Morgan Stanley
3.95% 4/23/27	265,000	267,930
4.375% 1/22/47	465,000	486,313
State Street
2.55% 8/18/20	175,000	178,366

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
State Street (continued)
3.10% 5/15/23	110,000	$112,043
3.55% 8/18/25	170,000	177,209

		2,955,062

Chemicals–0.13%
Westlake Chemical 5.00% 8/15/46	340,000	360,537

		360,537

Commercial Services & Supplies–0.18%
Penske Truck Leasing
#144A 3.30% 4/1/21	150,000	154,230
#144A 3.40% 11/15/26	40,000	39,385
#144A 4.20% 4/1/27	290,000	300,171

		493,786

Consumer Finance–0.39%
Daimler Finance North America
#144A 2.20% 10/30/21	150,000	148,274
#144A 3.45% 1/6/27	215,000	218,770
Ford Motor Credit 3.096% 5/4/23	200,000	197,864
General Motors Financial 5.25% 3/1/26	450,000	486,881

		1,051,789

Diversified Financial Services–1.26%
AerCap Ireland Capital 3.95% 2/1/22	285,000	297,041
Air Lease
3.00% 9/15/23	185,000	184,194
3.625% 4/1/27	430,000	430,917
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	730,000	776,884
International Lease Finance 8.625% 1/15/22	165,000	203,372
National Rural Utilities Cooperative Finance
2.70% 2/15/23	220,000	220,429
•4.75% 4/30/43	200,000	204,772
•5.25% 4/20/46	155,000	163,450
UBS Group Funding Switzerland
#144A 2.65% 2/1/22	200,000	199,789
#144A 3.00% 4/15/21	200,000	203,248
#144A 3.491% 5/23/23	200,000	204,849
#144A 4.253% 3/23/28	260,000	272,171

		3,361,116

Diversified Telecommunication Services–0.57%
AT&T 5.25% 3/1/37	665,000	710,650
Telefonica Emisiones 5.213% 3/8/47	600,000	650,368

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications 5.25% 3/16/37	140,000	$150,970

		1,511,988

Electric Utilities–1.18%
Berkshire Hathaway Energy 3.75% 11/15/23	310,000	326,534
Consumers Energy 3.25% 8/15/46	130,000	119,498
Dominion Energy 3.90% 10/1/25	160,000	165,914
Duke Energy 2.65% 9/1/26	440,000	418,722
#Enel Finance International 144A
6.00% 10/7/39	105,000	125,279
Entergy
2.95% 9/1/26	35,000	33,581
4.00% 7/15/22	440,000	465,553
Entergy Louisiana 4.95% 1/15/45	50,000	51,615
Entergy Mississippi 2.85% 6/1/28	155,000	150,440
Exelon
3.497% 6/1/22	150,000	153,415
3.95% 6/15/25	145,000	150,300
Indiana Michigan Power
3.20% 3/15/23	125,000	126,855
4.55% 3/15/46	55,000	60,412
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	128,457
NV Energy 6.25% 11/15/20	195,000	219,541
Pennsylvania Electric 5.20% 4/1/20	220,000	232,570
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	127,981
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	90,000	93,486

		3,150,153

Equity Real Estate Investment Trusts–0.51%
American Tower
4.00% 6/1/25	220,000	228,251
4.40% 2/15/26	100,000	104,994
#American Tower Trust I 144A 3.07% 3/15/23	270,000	272,473
Crown Castle International 5.25% 1/15/23	75,000	83,414
DDR 7.875% 9/1/20	190,000	217,791
Host Hotels & Resorts
3.75% 10/15/23	45,000	45,947
3.875% 4/1/24	40,000	40,747
4.50% 2/1/26	150,000	157,569
Realty Income 4.125% 10/15/26	140,000	144,988

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
UDR 4.00% 10/1/25	55,000	$56,977

		1,353,151

Food & Staples Retailing–0.06%
Kroger 4.45% 2/1/47	170,000	164,526

		164,526

Health Care Equipment & Supplies–0.14%
Thermo Fisher Scientific 3.00% 4/15/23	365,000	368,436

		368,436

Industrial Conglomerates–0.25%
General Electric
2.10% 12/11/19	235,000	236,947
5.55% 5/4/20	150,000	164,885
6.00% 8/7/19	234,000	254,388

		656,220

Insurance–0.26%
•Manulife Financial 4.061% 2/24/32	200,000	202,183
•MetLife 5.25% 12/29/49	190,000	197,737
#Principal Life Global Funding II 144A 3.00% 4/18/26	140,000	138,142
•Prudential Financial 5.375% 5/15/45	140,000	151,900

		689,962

Machinery–0.34%
Parker-Hannifin 3.30% 11/21/24	15,000	15,481
Roper Technologies
2.80% 12/15/21	105,000	106,002
3.80% 12/15/26	55,000	56,619
Siemens Financieringsmaatschappij #144A 1.70% 9/15/21	480,000	469,179
#144A 3.125% 3/16/24	250,000	254,193

		901,474

Media–0.09%
Comcast 3.00% 2/1/24	240,000	243,515

		243,515

Multiline Retail–0.12%
Dollar General 3.875% 4/15/27	320,000	328,351

		328,351

Multi-Utilities–0.09%
CMS Energy 6.25% 2/1/20	215,000	236,816

		236,816

Oil, Gas & Consumable Fuels–0.65%
BP Capital Markets
3.216% 11/28/23	315,000	320,173
3.224% 4/14/24	80,000	80,862

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge 4.25% 12/1/26	90,000	$93,971
Energy Transfer
6.125% 12/15/45	220,000	238,951
9.70% 3/15/19	238,000	266,651
MPLX
4.875% 12/1/24	90,000	96,100
4.875% 6/1/25	100,000	106,209
Regency Energy Partners 5.00% 10/1/22	155,000	166,423
Shell International Finance
4.00% 5/10/46	105,000	103,943
4.375% 5/11/45	250,000	262,274

		1,735,557

Pharmaceuticals–0.40%
Mylan 3.95% 6/15/26	390,000	395,886
Shire Acquisitions Investments Ireland
2.40% 9/23/21	215,000	212,704
2.875% 9/23/23	455,000	451,621

		1,060,211

Road & Rail–0.06%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	152,408

		152,408

Semiconductors & Semiconductor Equipment–0.04%
QUALCOMM 4.65% 5/20/35	105,000	114,635

		114,635

Software–0.03%
Microsoft 4.10% 2/6/37	70,000	75,550

		75,550

Specialty Retail–0.10%
Lowe’s 3.70% 4/15/46	270,000	260,925

		260,925

Technology Hardware, Storage & Peripherals–0.05%
Apple 3.45% 2/9/45	130,000	122,474

		122,474

Tobacco–0.08%
Reynolds American 4.00% 6/12/22	205,000	217,473

		217,473

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.05%
#Deutsche Telekom International Finance 144A 2.485% 9/19/23	150,000	$145,820

		145,820

Total Corporate Bonds (Cost $30,100,943)		30,713,196

NON-AGENCY ASSET-BACKED SECURITIES–1.46%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	40,413	40,786
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	150,000	150,029
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	189,910
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	240,636
•BA Credit Card Trust Series 2014-A3 A 1.449% 1/15/20	155,000	155,052
CNH Equipment Trust
•Series 2016-B A2B 1.559% 10/15/19	18,589	18,613
Series 2016-B B 2.20% 10/15/23	575,000	572,673
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.589% 7/15/21	200,000	200,915
•Series 2017-A1 A1 1.649% 7/15/24	185,000	185,997
#Flagship Credit Auto Trust Series 2017-2 B 144A 2.57% 4/15/23	90,000	89,812
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	325,000	322,626
#•Golden Credit Card Trust Series 2014-2A A 144A 1.609% 3/15/21	100,000	100,265
#Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20.	125,000	124,737
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.719% 7/16/18	37,200	37,224
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.739% 5/15/20	135,000	135,499
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.566% 9/27/21	90,000	90,480

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	$99,779
#•PFS Financing Series 2015-AA A 144A 1.779% 4/15/20	100,000	99,980
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	154,985
Series 2015-2 A 1.60% 4/15/21	135,000	135,023
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	99,127	99,890
#•Series 2015-6 A1B 144A 2.75% 4/25/55	104,254	105,063
#•Series 2016-1 A1B 144A 2.75% 2/25/55	69,330	69,846
#•Series 2016-2 A1 144A 3.00% 8/25/55	78,056	79,150
#•Series 2016-3 A1 144A 2.25% 4/25/56	89,290	89,019
#Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21	115,000	114,686
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.662% 10/20/19	200,000	200,167

Total Non-Agency Asset-Backed Securities (Cost $3,905,722)		3,902,842

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.41%
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.424% 6/25/29	77,258	77,463
#•Series 2014-2 B2 144A 3.424% 6/25/29	77,258	75,905
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	99,544
#•Series 2015-4 B1 144A 3.628% 6/25/45	95,708	94,348
#•Series 2015-4 B2 144A 3.628% 6/25/45	95,708	93,252
#•Series 2015-6 B1 144A 3.623% 10/25/45	95,589	94,833
#•Series 2015-6 B2 144A 3.623% 10/25/45	95,589	93,818
#•Series 2016-4 B1 144A 3.904% 10/25/46	98,537	99,301
#•Series 2016-4 B2 144A 3.904% 10/25/46	98,537	100,266
New Residential Mortgage Loan Trust
#•Series 2016-4A A1 144A 3.75% 11/25/56	86,879	89,506
#•Series 2017-1A A1 144A 4.00% 2/25/57	92,111	95,762

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44	70,660	$71,783

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,079,044)		1,085,781

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 3.26%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.158% 2/10/51	42,648	42,662
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	70,671	71,012
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	200,000	202,647
•Series 2016-CD2 A4 3.526% 11/10/49	105,000	108,416
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	90,000	94,092
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	195,000	202,795
Series 2015-GC27 A5 3.137% 2/10/48	215,000	215,984
Series 2016-P3 A4 3.329% 4/15/49	145,000	147,703
Series 2016-P5 A4 2.941% 10/10/49	130,000	128,036
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	145,000	146,165
#Series 2013-WWP A2 144A 3.424% 3/10/31	100,000	103,541
Series 2014-CR19 A5 3.796% 8/10/47	100,000	105,006
Series 2014-CR20 AM 3.938% 11/10/47	340,000	354,486
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	403,746
Series 2015-CR23 A4 3.497% 5/10/48	135,000	138,886
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	250,000	253,778
Series 2016-C3 A5 2.89% 9/10/49	160,000	157,258
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.871% 11/10/46	300,000	327,692

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GRACE Mortgage Trust
#Series 2014-GRCE A 144A 3.369% 6/10/28	1,190,000	$1,235,971
#Series 2014-GRCE B 144A 3.52% 6/10/28	200,000	205,530
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	110,197
Series 2017-GS5 A4 3.674% 3/10/50	210,000	219,170
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	160,000	159,563
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	225,000	232,582
Series 2015-C33 A4 3.77% 12/15/48	340,000	355,948
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	276,010
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.702% 8/12/37	60,000	62,281
Series 2013-LC11 B 3.499% 4/15/46	130,000	130,393
Series 2015-JP1 A5 3.914% 1/15/49	130,000	138,067
Series 2016-JP2 A4 2.822% 8/15/49	310,000	303,002
Series 2016-JP2 AS 3.056% 8/15/49	210,000	204,839
•Series 2016-JP3 B 3.397% 8/15/49	60,000	58,782
#Series 2016-WIKI A 144A 2.798% 10/5/31	75,000	76,090
#Series 2016-WIKI B 144A 3.201% 10/5/31	115,000	117,149

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	$141,438
Series 2015-C23 A4 3.719% 7/15/50	440,000	460,745
Series 2015-C26 A5 3.531% 10/15/48	140,000	144,550
Series 2016-C29 A4 3.325% 5/15/49	130,000	132,084
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	258,761
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	197,435
•Series 2017-RB1 XA 1.445% 3/15/50	1,473,810	144,625
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	130,000	131,066

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,778,426)		8,700,183

U.S. TREASURY OBLIGATIONS–6.48%
U.S. Treasury Notes
¥0.75% 1/31/18	1,340,000	1,336,769
1.375% 5/31/20	1,400,000	1,393,493
1.875% 1/31/22	220,000	220,309
1.875% 3/31/22	175,000	175,123
2.00% 11/15/26	10,000	9,752
2.25% 2/15/27	14,250,000	14,186,260

Total U.S. Treasury Obligations (Cost $17,149,395)		17,321,706

TOTAL VALUE OF SECURITIES–100.12% (Cost $266,364,743)	267,444,246
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(323,971)

NET ASSETS APPLICABLE TO 18,681,245 SHARES OUTSTANDING–100.00%	$ 267,120,275

NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($224,602,158 / 15,704,563 Shares)	$14.302

NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($42,518,117 / 2,976,682 Shares)	$14.284

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$224,098,787
Undistributed net investment income	2,966,262
Accumulated net realized gain on investments	38,821,527
Net unrealized appreciation of investments and derivatives	1,233,699

TOTAL NET ASSETS	$267,120,275

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $11,705,795, which represents 4.38% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

²	Class R-6 shares.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $1,334,242 due to custodian, $37,845 cash collateral due to broker, $200,045 foreign currencies collateral held at broker, $83,570 payable for fund shares redeemed, $17,697 expense reimbursement receivable from manager and $135,350 due to manager and affiliates as of June 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts:
85	E-mini MSCI EAFE Index	$ 8,001,441	$ 8,030,800	9/18/17	$29,359	$ —
53	E-mini MSCI Emerging Markets Index	2,646,825	2,671,995	9/18/17	25,170	—
10	E-mini Russell 2000 Index	709,901	707,150	9/18/17	—	(2,751)
11	E-mini S&P 500 Index	1,335,635	1,331,495	9/18/17	—	(4,140)
51	Euro STOXX 50 Index	2,064,586	1,998,546	9/18/17	—	(66,040)
(14)	FTSE 100 Index	(1,354,452)	(1,320,619)	9/18/17	33,833	—
12	SPI 200 Index	1,319,818	1,302,547	9/22/17	—	(17,271)
18	Topix Index	2,565,699	2,578,973	9/8/17	13,274	—

					101,636	(90,202)

Interest Rate Contracts:
53	Australia 10 yr Bonds	5,351,618	5,265,499	9/18/17	—	(86,119)
(13)	Canada 10 yr Bonds	(1,446,940)	(1,408,968)	9/21/17	37,972	—
(36)	Euro-Bund	(6,770,233)	(6,655,674)	9/8/17	114,559	—
(20)	Long Gilt	(3,324,932)	(3,270,973)	9/28/17	53,959	—
(21)	U.S. Treasury 2 yr Notes	(4,544,519)	(4,538,296)	10/2/17	6,223	—
(55)	U.S. Treasury 5 yr Notes	(6,496,822)	(6,480,977)	10/2/17	15,845	—

					228,558	(86,119)

Total					$330,194	$(176,321)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

JPM–JPMorgan

MSCI–Morgan Stanley Capital International

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduits

S&P–Standard and Poor’s

S.F.–Single Family

SPI–Swiss Performance Index

WF–Wells Fargo

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$2,639,180
Dividends	1,406,902
Foreign tax withheld	(35,217)

4,010,865

EXPENSES:
Management fees	999,958
Distribution fees-Service Class	52,304
Reports and statements to shareholders	50,867
Professional fees	41,713
Pricing fees	34,819
Accounting and administration expenses	33,320
Custodian fees	25,423
Shareholder servicing fees	13,028
Trustees’ fees and expenses	3,613
Consulting fees	1,141
Other	1,667

1,257,853
Less:
Management fees waived	(259,120)
Expenses reimbursed	(98,929)

Total operating expenses	899,804

NET INVESTMENT INCOME	3,111,061

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	36,697,323
Foreign currencies	(270,970)
Foreign currency exchange contracts	60,449
Futures contracts	(306,727)
Options purchased	(2,135)
Swap contracts	(90,298)

Net realized gain	36,087,642

Net change in unrealized appreciation (depreciation) of:
Investments**	(24,883,383)
Foreign currencies	13,070
Foreign currency exchange contracts	(16,198)
Futures contracts	170,890
Swap contracts	16,258

Net change in unrealized appreciation (depreciation)	(24,699,363)

NET REALIZED AND UNREALIZED GAIN	11,388,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,499,340

*Includes $1,979 capital gains taxes paid.

**Includes $1,576 increase in capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,111,061	$5,881,260
Net realized gain	36,087,642	5,906,532
Net change in unrealized appreciation (depreciation)	(24,699,363)	1,087,450

Net increase in net assets resulting from operations	14,499,340	12,875,242

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,736,151)
Service Class	—	(950,393)
Net realized gain:
Standard Class	—	(8,273,975)
Service Class	—	(1,497,334)

	—	(16,457,853)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,996,575	7,229,526
Service Class	2,983,664	2,895,282
Reinvestment of dividends and distributions:
Standard Class	—	14,010,126
Service Class	—	2,447,727

	4,980,239	26,582,661

Cost of shares redeemed:
Standard Class	(16,285,046)	(38,935,112)
Service Class	(4,310,056)	(7,113,771)

	(20,595,102)	(46,048,883)

Decrease in net assets derived from capital share transactions	(15,614,863)	(19,466,222)

NET DECREASE IN NET ASSETS	(1,115,523)	(23,048,833)
NET ASSETS:
Beginning of period	268,235,798	291,284,631

End of period	$267,120,275	$268,235,798

Undistributed (distributions in excess of) net investment income	$2,966,262	$(144,799)

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Retirement Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months
	Ended
	6/30/17[1,2]			Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14[3]	12/31/13	12/31/12

Net asset value, beginning of period	$13.548	$13.751	$14.896	$15.257	$14.502	$13.436

Income (loss) from investment operations:
Net investment income[4]	0.165	0.297	0.348	0.402	0.378	0.404
Net realized and unrealized gain (loss)	0.589	0.353	(0.491)	0.342	0.963	1.020

Total from investment operations	0.754	0.650	(0.143)	0.744	1.341	1.424

Less dividends and distributions from:
Net investment income	—	(0.352)	(0.402)	(0.411)	(0.329)	(0.358)
Net realized gain	—	(0.501)	(0.600)	(0.694)	(0.257)	—

Total dividends and distributions	—	(0.853)	(1.002)	(1.105)	(0.586)	(0.358)

Net asset value, end of period	$14.302	$13.548	$13.751	$14.896	$15.257	$14.502

Total return[5]	5.57%	4.71%	(0.94% )	4.88%	9.34%	10.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,602	$226,619	$247,317	$283,263	$299,595	$304,270
Ratio of expenses to average net assets[6]	0.64%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.91%	0.88%	0.88%	0.87%	0.88%	0.88%
Ratio of net investment income to average net assets	2.37%	2.13%	2.33%	2.58%	2.51%	2.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.10%	1.97%	2.18%	2.44%	2.36%	2.70%
Portfolio turnover	170%	161%	140%	142%	159%	142%

[1]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–14

LVIP JPMorgan Retirement Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP JPMorgan Retirement Income Fund Service Class
	Six Months
	Ended
	6/30/17[1,2]			Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14[3]	12/31/13	12/31/12

Net asset value, beginning of period	$13.548	$13.751	$14.895	$15.257	$14.503	$13.438

Income (loss) from investment operations:
Net investment income[4]	0.147	0.262	0.310	0.362	0.340	0.369
Net realized and unrealized gain (loss)	0.589	0.353	(0.489)	0.342	0.962	1.018

Total from investment operations	0.736	0.615	(0.179)	0.704	1.302	1.387

Less dividends and distributions from:
Net investment income	—	(0.317)	(0.365)	(0.372)	(0.291)	(0.322)
Net realized gain	—	(0.501)	(0.600)	(0.694)	(0.257)	—

Total dividends and distributions	—	(0.818)	(0.965)	(1.066)	(0.548)	(0.322)

Net asset value, end of period	$14.284	$13.548	$13.751	$14.895	$15.257	$14.503

Total return[5]	5.43%	4.45%	(1.18% )	4.61%	9.07%	10.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,518	$41,617	$43,968	$47,038	$47,560	$47,088
Ratio of expenses to average net assets[6]	0.89%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.16%	1.13%	1.13%	1.12%	1.13%	1.13%
Ratio of net investment income to average net assets	2.12%	1.88%	2.08%	2.33%	2.26%	2.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.72%	1.93%	2.19%	2.11%	2.45%
Portfolio turnover	170%	161%	140%	142%	159%	142%

[1]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–15

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (formerly LVIP Delaware Foundation® Conservative Allocation Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek to provide current income and some capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

LVIP JPMorgan Retirement Income Fund–16

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. Effective May 1, 2017, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.38% of the Fund’s average daily net assets. Prior to May 1, 2017, the waiver amount was 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LVIP JPMorgan Retirement Income Fund–17

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Effective May 1, 2017, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.45% of the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2017, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class.

Effective May 1, 2017, J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. Prior to May 1, 2017, Delaware Investments Fund Advisers (“DIFA”) and Jackson Square Partners, LLP (“JSP”) were responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays or paid JPM, DIFA and JSP a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$7,630
Legal	1,842

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,371 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,697
Management fees payable to LIAC	81,826
Distribution fees payable to LFD	8,740
Shareholder servicing fees payable to Lincoln Life	6,413
Printing and mailing fees payable to Lincoln Life	38,371

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities sales of $26,157.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP JPMorgan Retirement Income Fund–18

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$413,344,387
Purchases of U.S. government securities	32,515,996
Sales other than U.S. government securities	437,116,987
Sales of U.S. government securities	20,161,612

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$266,364,743

Aggregate unrealized appreciation	$1,986,219
Aggregate unrealized depreciation	(906,716)

Net unrealized appreciation	$1,079,503

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan Retirement Income Fund–19

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred Stock	$—	$—	$14,069	14,069
Investment Companies	194,345,598	—	—	194,345,598
Agency Collateralized Mortgage Obligations	—	4,567,886	—	4,567,886
Agency Commercial Mortgage-Backed Securities	—	2,027,901	—	2,027,901
Agency Mortgage-Backed Securities	—	4,765,084	—	4,765,084
Corporate Bonds	—	30,713,196	—	30,713,196
Non-Agency Asset-Backed Securities	—	3,902,842	—	3,902,842
Non-Agency Collateralized Mortgage Obligations	—	1,085,781	—	1,085,781
Non-Agency Commercial Mortgage-Backed Securities	—	8,700,183	—	8,700,183
U.S. Treasury Obligations	—	17,321,706	—	17,321,706

Total Investments	$194,345,598	$73,084,579	$14,069	$267,444,246

Derivatives:
Assets:
Futures Contracts	$330,194	$—	$—	$330,194

Liabilities:
Futures Contracts	$(176,321)	$—	$—	$(176,321)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/17	12/31/16
Shares sold:
Standard Class	143,248	516,503
Service Class	214,729	208,236
Shares reinvested:
Standard Class	—	1,016,817
Service Class	—	177,726

	357,977	1,919,282

Shares redeemed:
Standard Class	(1,165,509)	(2,792,174)
Service Class	(309,896)	(511,486)

	(1,475,405)	(3,303,660)

Net decrease	(1,117,428)	(1,384,378)

LVIP JPMorgan Retirement Income Fund–20

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default. At June 30, 2017, the Fund pledged securities with a value of $693,324 and foreign currencies with a value of $200,045 and received $35,845 in cash as collateral for futures contracts.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Options Contracts–During the six months ended June 30, 2017, The Fund may enter into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended June 30, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; and to protect the value of portfolio securities.

LVIP JPMorgan Retirement Income Fund–21

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

No options contracts were outstanding at June 30, 2017.

There were no transactions in options written during the six months ended June 30, 2017.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events (including single name, baskets, and systemic).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.

Swaps Generally-The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP JPMorgan Retirement Income Fund–22

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	101,636	Liabilities net of receivables and other assets	(90,202)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	228,558	Liabilities net of receivables and other assets	(86,119)

Total		$330,194		$(176,321)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$60,449	$(16,198)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,146	11,434
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(313,873)	159,456
Options contracts (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(2,135)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(58,349)	1,670
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(31,949)	14,588

Total		$(338,711)	$170,950

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume		Short Derivative Volume
Forward foreign currency contracts (average cost)	USD	619,747	USD	1,213,168
Futures contracts (average notional value)	USD	8,694,339	USD	10,114,577
Options contracts (average notional value)	USD	167	USD	—
CDS contracts (average notional value)*	USD	694,501	USD	—
Interest rate swap contracts (average notional value)	USD	—	USD	488,480

*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the

LVIP JPMorgan Retirement Income Fund–23

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had no derivative assets or liabilities subject to netting arrangements.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

LVIP JPMorgan Retirement Income Fund–24

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no other material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan Retirement Income Fund–25

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,058.20	0.76%	$3.88
Service Class Shares	1,000.00	1,056.90	1.01%	5.15
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.76%	$3.81
Service Class Shares	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	89.05%
Aerospace & Defense	0.89%
Airlines	0.60%
Auto Components	0.70%
Automobiles	0.14%
Banks	7.04%
Beverages	1.58%
Biotechnology	0.79%
Building Products	0.74%
Capital Markets	4.14%
Chemicals	0.91%
Commercial Services & Supplies	0.04%
Communications Equipment	0.79%
Construction & Engineering	0.10%
Consumer Finance	0.89%
Containers & Packaging	2.85%
Distributors	0.57%
Diversified Financial Services	0.02%
Diversified Telecommunication Services	0.21%
Electric Utilities	2.69%
Electrical Equipment	1.67%
Electronic Equipment, Instruments & Components	3.15%
Energy Equipment & Services	0.58%
Equity Real Estate Investment Trusts	7.86%
Food & Staples Retailing	0.99%
Food Products	1.64%
Gas Utilities	0.90%
Health Care Equipment & Supplies	0.67%
Health Care Providers & Services	4.70%
Hotels, Restaurants & Leisure	1.35%
Household Durables	2.44%
Household Products	0.41%
Independent Power & Renewable Electricity Producers	0.38%
Industrial Conglomerates	0.71%
Insurance	7.02%
Internet & Direct Marketing Retail	1.01%
Internet Software & Services	0.55%
IT Services	1.49%
Leisure Products	0.10%
Machinery	2.18%

Security Type/Sector	Percentage of Net Assets
Media	1.81%
Metals & Mining	0.33%
Mortgage Real Estate Investment Trusts	0.29%
Multiline Retail	1.12%
Multi-Utilities	3.25%
Oil, Gas & Consumable Fuels	5.41%
Personal Products	1.31%
Pharmaceuticals	0.57%
Professional Services	0.49%
Real Estate Management & Development	0.41%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	1.21%
Software	1.23%
Specialty Retail	3.14%
Technology Hardware, Storage & Peripherals	0.94%
Textiles, Apparel & Luxury Goods	1.24%
Trading Companies & Distributors	0.77%
Wireless Telecommunication Services	0.02%
Money Market Fund	10.76%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Mohawk Industries	1.28%
EQT	1.22%
Loews	1.15%
Energen	1.15%
Edison International	1.12%
M&T Bank	1.05%
CMS Energy	1.01%
Expedia	1.01%
Ball	0.99%
Humana	0.97%
Total	10.95%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.05%
Aerospace & Defense–0.89%
Boeing	8,900	$1,759,975
Curtiss-Wright	7,300	669,994
HEICO Class A	13,875	860,944
Huntington Ingalls Industries	8,835	1,644,724
L3 Technologies	3,090	516,277
Northrop Grumman	310	79,580
Spirit AeroSystems Holdings Class A	6,180	358,069

		5,889,563

Airlines–0.60%
Delta Air Lines	21,700	1,166,158
†United Continental Holdings	37,250	2,803,063

		3,969,221

Auto Components–0.70%
BorgWarner	87,368	3,700,908
†Visteon	9,200	938,952

		4,639,860

Automobiles–0.14%
General Motors	27,500	960,575

		960,575

Banks–7.04%
Bank of America	154,300	3,743,318
Citigroup	49,000	3,277,120
Citizens Financial Group	125,301	4,470,740
Comerica	1,200	87,888
East West Bancorp	4,700	275,326
Fifth Third Bancorp	212,594	5,518,940
First Republic Bank	42,811	4,285,381
Huntington Bancshares	234,256	3,167,141
KeyCorp	20,300	380,422
M&T Bank	43,099	6,979,883
PNC Financial Services Group	19,000	2,372,530
Popular	46,800	1,952,028
Regions Financial	62,140	909,730
SunTrust Banks	99,374	5,636,493
†SVB Financial Group	1,950	342,791
Synovus Financial	35,300	1,561,672
Zions Bancorporation	42,951	1,885,978

		46,847,381

Beverages–1.58%
Constellation Brands Class A	21,529	4,170,813
Dr Pepper Snapple Group	53,767	4,898,711
Molson Coors Brewing Class B	16,516	1,425,991

		10,495,515

Biotechnology–0.79%
†ACADIA Pharmaceuticals	7,900	220,331
†Alnylam Pharmaceuticals	4,850	386,836
Amgen	9,500	1,636,185
†BioMarin Pharmaceutical	1,500	136,230

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences	23,400	$1,656,252
†Incyte	3,625	456,424
†Intercept Pharmaceuticals	1,900	230,033
†Juno Therapeutics	10,300	307,867
†TESARO	1,850	258,741

		5,288,899

Building Products–0.74%
Fortune Brands Home & Security	72,711	4,743,666
Owens Corning	2,900	194,068

		4,937,734

Capital Markets–4.14%
Ameriprise Financial	30,485	3,880,436
BGC Partners Class A	6,800	85,952
Goldman Sachs Group	5,000	1,109,500
Intercontinental Exchange	3,000	197,760
Invesco	131,260	4,619,039
Lazard Class A	1,610	74,591
LPL Financial Holdings	14,300	607,178
MarketAxess Holdings	1,025	206,127
Morgan Stanley	20,200	900,112
MSCI	20,990	2,161,760
Northern Trust	47,370	4,604,838
Raymond James Financial	55,808	4,476,918
T. Rowe Price Group	62,117	4,609,703

		27,533,914

Chemicals–0.91%
Cabot	26,790	1,431,390
Huntsman	51,760	1,337,478
Sherwin-Williams	9,338	3,277,264

		6,046,132

Commercial Services & Supplies–0.04%
†Stericycle	3,450	263,304

		263,304

Communications Equipment–0.79%
†ARRIS International	24,660	690,973
†CommScope Holding	114,083	4,338,576
†F5 Networks	1,750	222,355

		5,251,904

Construction & Engineering–0.10%
Fluor	2,680	122,690
Jacobs Engineering Group	9,740	529,759

		652,449

Consumer Finance–0.89%
Ally Financial	147,145	3,075,331
Capital One Financial	1,000	82,620
Discover Financial Services	33,360	2,074,658
Navient	19,600	326,340

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	11,320	$337,562

		5,896,511

Containers & Packaging–2.85%
Avery Dennison	4,290	379,107
Ball	155,328	6,556,395
†Berry Global Group	19,100	1,088,891
International Paper	5,680	321,545
Packaging Corp. of America	5,800	646,062
Silgan Holdings	129,902	4,128,286
WestRock	103,637	5,872,072

		18,992,358

Distributors–0.57%
Genuine Parts	40,912	3,794,997

		3,794,997

Diversified Financial Services–0.02%
Voya Financial	3,800	140,182

		140,182

Diversified Telecommunication Services–0.21%
AT&T	22,600	852,698
CenturyLink	16,350	390,438
Verizon Communications	3,800	169,708

		1,412,844

Electric Utilities–2.69%
Alliant Energy	6,060	243,430
American Electric Power	100	6,947
Edison International	95,613	7,475,980
Exelon	17,000	613,190
FirstEnergy	11,500	335,340
Great Plains Energy	5,200	152,256
NextEra Energy	5,900	826,767
Pinnacle West Capital	620	52,799
Portland General Electric	16,600	758,454
Westar Energy	19,088	1,012,046
Xcel Energy	139,693	6,409,115

		17,886,324

Electrical Equipment–1.67%
AMETEK	66,508	4,028,390
EnerSys	1,900	137,655
Hubbell	32,893	3,722,501
Regal Beloit	30,385	2,477,897
Rockwell Automation	4,600	745,016

		11,111,459

Electronic Equipment, Instruments & Components–3.15%
Amphenol Class A	66,367	4,899,212
†Arrow Electronics	67,442	5,288,802
Avnet	12,300	478,224
CDW	80,473	5,031,977

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
FLIR Systems	9,600	$332,736
†Keysight Technologies	127,224	4,952,830

		20,983,781

Energy Equipment & Services–0.58%
Baker Hughes, a GE company	35,820	1,952,548
†Dril-Quip	2,900	141,520
Halliburton	28,600	1,221,506
†TechnipFMC	20,400	554,880

		3,870,454

Equity Real Estate Investment Trusts–7.86%
American Campus Communities	45,876	2,169,935
American Homes 4 Rent Class A	94,895	2,141,780
Apartment Investment & Management	1,130	48,556
Apple Hospitality	44,800	838,208
AvalonBay Communities	19,847	3,813,998
Boston Properties	28,484	3,504,102
Brandywine Realty Trust	38,100	667,893
Brixmor Property Group	155,448	2,779,410
Corecivic	21,900	604,002
Corporate Office Properties Trust	14,000	490,420
Crown Castle International	1,550	155,279
CyrusOne	4,600	256,450
Digital Realty Trust	2,220	250,749
Douglas Emmett	2,560	97,818
Equinix	4,045	1,735,952
†Equity Commonwealth	42,560	1,344,896
Equity LifeStyle Properties	3,830	330,682
Essex Property Trust	8,105	2,085,173
Federal Realty Investment Trust	17,802	2,249,995
GEO Group	11,500	340,055
GGP	80,961	1,907,441
HCP	25,160	804,114
Hospitality Properties Trust	9,600	279,840
Kimco Realty	163,803	3,005,785
Liberty Property Trust	3,600	146,556
Mid-America Apartment Communities	4,399	463,567
Outfront Media	115,231	2,664,141
Park Hotels & Resorts	66,990	1,806,050
Piedmont Office Realty Trust Class A	31,900	672,452
Prologis	11,150	653,836
Rayonier	93,313	2,684,615
Regency Centers	33,429	2,093,993
Retail Properties of America	11,800	144,078
†SBA Communications	2,350	317,015
SL Green Realty	250	26,450
Spirit Realty Capital	5,900	43,719
Sun Communities	2,000	175,380
Taubman Centers	890	52,999
Ventas	300	20,844
Vornado Realty Trust	41,288	3,876,943

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser	98,018	$3,283,603
WP Carey	19,496	1,286,931

		52,315,705

Food & Staples Retailing–0.99%
Kroger	140,792	3,283,269
†Rite Aid	30,400	89,680
Sysco	24,600	1,238,118
†US Foods Holding	6,500	176,930
Walgreens Boots Alliance	2,300	180,113
Wal-Mart Stores	21,500	1,627,120

		6,595,230

Food Products–1.64%
Archer-Daniels-Midland	15,700	649,666
Bunge	17,400	1,298,040
Conagra Brands	18,600	665,136
Ingredion	10,170	1,212,366
†Pilgrim’s Pride	65,700	1,440,144
†TreeHouse Foods	37,617	3,072,933
Tyson Foods Class A	40,640	2,545,283

		10,883,568

Gas Utilities–0.90%
National Fuel Gas	77,255	4,313,919
UGI	34,970	1,692,898

		6,006,817

Health Care Equipment & Supplies–0.67%
Baxter International	5,800	351,132
Hill-Rom Holdings	15,300	1,218,033
†Hologic	33,690	1,528,852
Zimmer Biomet Holdings	10,610	1,362,324

		4,460,341

Health Care Providers & Services–4.70%
Aetna	3,900	592,137
AmerisourceBergen	53,834	5,088,928
Anthem	1,700	319,821
†Centene	2,700	215,676
Cigna	26,025	4,356,325
†DaVita	2,700	174,852
†Express Scripts Holding	6,200	395,808
†Henry Schein	20,051	3,669,734
Humana	26,878	6,467,384
†Laboratory Corp. of America Holdings	12,224	1,884,207
McKesson	2,500	411,350
†Premier Class A	29,400	1,058,400
Quest Diagnostics	4,300	477,988
UnitedHealth Group	5,800	1,075,436
Universal Health Services Class B	29,897	3,649,826
†WellCare Health Plans	7,900	1,418,524

		31,256,396

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.35%
Darden Restaurants	2,975	$269,059
†Hilton Grand Vacations	22,459	809,871
Hilton Worldwide Holdings	63,263	3,912,816
Marriott International Class A	15,250	1,529,727
Restaurant Brands International	7,200	450,288
Royal Caribbean Cruises	2,300	251,229
Vail Resorts	2,400	486,792
Wyndham Worldwide	2,700	271,107
†Yum China Holdings	26,050	1,027,151

		9,008,040

Household Durables–2.44%
DR Horton	18,175	628,310
†Mohawk Industries	35,204	8,508,455
Newell Brands	116,839	6,264,907
†NVR	50	120,531
Toll Brothers	18,200	719,082

		16,241,285

Household Products–0.41%
Energizer Holdings	44,798	2,151,200
Procter & Gamble	6,800	592,620

		2,743,820

Independent Power & Renewable Electricity Producers–0.38%
AES	65,300	725,483
NRG Energy	103,900	1,789,158

		2,514,641

Industrial Conglomerates–0.71%
Carlisle	49,509	4,723,159

		4,723,159

Insurance–7.02%
†Alleghany	3,938	2,342,322
Allied World Assurance Holdings	5,660	299,414
American Financial Group	5,770	573,365
American International Group	14,800	925,296
American National Insurance	400	46,596
Aon	1,820	241,969
†Arch Capital Group	8,040	750,052
Aspen Insurance Holdings	2,770	138,085
Assurant	2,790	289,295
Assured Guaranty	21,470	896,158
Axis Capital Holdings	10,200	659,532
Chubb	15,617	2,270,399
Everest Re Group	4,175	1,062,913
First American Financial	1,300	58,097
FNF Group	6,750	302,603
Hanover Insurance Group	5,960	528,235
Hartford Financial Services Group	112,965	5,938,570
Loews	164,063	7,679,789
Marsh & McLennan	65,397	5,098,350

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Principal Financial Group	3,400	$217,838
Progressive	59,961	2,643,680
Prudential Financial	5,300	573,142
RenaissanceRe Holdings	5,600	778,680
Torchmark	10,530	805,545
Unum Group	76,318	3,558,708
Validus Holdings	1,700	88,349
White Mountains Insurance Group	700	608,041
WR Berkley	27,495	1,901,829
XL Group	123,947	5,428,879

		46,705,731

Internet & Direct Marketing Retail–1.01%
Expedia	45,048	6,709,900

		6,709,900

Internet Software & Services–0.55%
†eBay	41,300	1,442,196
†InterActiveCorp	3,700	381,988
†Match Group	95,071	1,652,334
†Pandora Media	17,200	153,424

		3,629,942

IT Services–1.49%
DXC Technology	21,850	1,676,332
Fidelity National Information Services	4,500	384,300
Jack Henry & Associates	52,441	5,447,047
Leidos Holdings	4,300	222,267
†Square Class A	9,000	211,140
Total System Services	9,700	565,025
†Vantiv Class A	20,470	1,296,570
Western Union	4,100	78,105

		9,880,786

Leisure Products–0.10%
Hasbro	5,850	652,333

		652,333

Machinery–2.18%
Allison Transmission Holdings	7,800	292,578
Crane	12,070	958,117
Cummins	4,100	665,102
†Gardner Denver Holdings	15,700	339,277
IDEX	37,018	4,183,404
Ingersoll-Rand	12,800	1,169,792
Parker-Hannifin	10,550	1,686,101
Snap-on	32,944	5,205,152

		14,499,523

Media–1.81%
Cable One	50	35,545
CBS Class B	52,964	3,378,044
Comcast Class A	28,500	1,109,220
†DISH Network Class A	67,648	4,245,588

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Liberty SiriusXM Group	16,000	$671,680
Sirius XM Holdings	144,000	787,680
TEGNA	9,300	134,013
Viacom Class B	20,300	681,471
Walt Disney	9,600	1,020,000

		12,063,241

Metals & Mining–0.33%
Newmont Mining	6,700	217,013
Reliance Steel & Aluminum	1,450	105,575
Steel Dynamics	52,040	1,863,552

		2,186,140

Mortgage Real Estate Investment Trusts–0.29%
AGNC Investment	17,600	374,704
Chimera Investment	41,700	776,871
Two Harbors Investment	75,500	748,205

		1,899,780

Multiline Retail–1.12%
Kohl’s	107,209	4,145,772
Nordstrom	68,924	3,296,635

		7,442,407

Multi-Utilities–3.25%
Ameren	3,750	205,013
CenterPoint Energy	82,678	2,263,724
CMS Energy	145,964	6,750,835
Consolidated Edison	2,445	197,605
DTE Energy	1,530	161,859
MDU Resources Group	22,100	579,020
Sempra Energy	47,768	5,385,842
WEC Energy Group	98,836	6,066,554

		21,610,452

Oil, Gas & Consumable Fuels–5.41%
Apache	2,900	138,997
Cabot Oil & Gas	31,800	797,544
Chevron	3,300	344,289
Cimarex Energy	4,955	465,820
ConocoPhillips	3,800	167,048
Devon Energy	27,300	872,781
†Energen	155,410	7,672,592
EOG Resources	14,600	1,321,592
EQT	137,936	8,081,670
Exxon Mobil	5,400	435,942
Marathon Oil	43,210	512,039
Marathon Petroleum	20,990	1,098,407
Murphy Oil	4,440	113,797
Noble Energy	630	17,829
Occidental Petroleum	800	47,896
ONEOK	2,200	114,752
PBF Energy Class A	155,267	3,456,243

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†QEP Resources	21,930	$221,493
†Rice Energy	1,900	50,597
Tesoro	10,600	992,160
Valero Energy	33,330	2,248,442
Williams	201,152	6,090,883
World Fuel Services	15,180	583,671
†WPX Energy	15,580	150,503

		35,996,987

Personal Products–1.31%
Coty Class A	185,832	3,486,208
†Edgewell Personal Care	54,003	4,105,308
†Herbalife	2,640	188,311
Nu Skin Enterprises Class A	15,300	961,452

		8,741,279

Pharmaceuticals–0.57%
Allergan	6,800	1,653,012
†Mallinckrodt	6,700	300,227
†Mylan	6,600	256,212
Perrigo	4,150	313,408
Pfizer	37,100	1,246,189

		3,769,048

Professional Services–0.49%
ManpowerGroup	23,950	2,674,017
†TransUnion	13,900	602,009

		3,276,026

Real Estate Management & Development–0.41%
†CBRE Group Class A	75,161	2,735,860

		2,735,860

Road & Rail–0.02%
Landstar System	1,460	124,976

		124,976

Semiconductors & Semiconductor Equipment–1.21%
Analog Devices	36,875	2,868,875
Applied Materials	38,400	1,586,304
KLA-Tencor	7,598	695,293
Lam Research	1,900	268,717
Marvell Technology Group	109,240	1,804,645
†ON Semiconductor	17,260	242,330
QUALCOMM	2,530	139,707
Skyworks Solutions	2,000	191,900
Teradyne	8,300	249,249

		8,047,020

Software–1.23%
Activision Blizzard	5,850	336,785
†Citrix Systems	7,520	598,442
Microsoft	6,600	454,938
†Nuance Communications	47,000	818,270

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Synopsys	73,509	$5,361,011
†VMware Class A	4,900	428,407
†Zynga Class A	58,200	211,848

		8,209,701

Specialty Retail–3.14%
†AutoZone	6,198	3,535,711
Bed Bath & Beyond	71,861	2,184,574
Best Buy	108,863	6,241,116
†Burlington Stores	5,800	533,542
Gap	136,810	3,008,452
Staples	30,800	310,156
Tiffany	53,166	4,990,692
†Ulta Beauty	300	86,202

		20,890,445

Technology Hardware, Storage & Peripherals–0.94%
Apple	3,000	432,060
HP	98,900	1,728,772
†NCR	8,900	363,476
NetApp	18,000	720,900
Western Digital	17,200	1,523,920
Xerox	51,820	1,488,789

		6,257,917

Textiles, Apparel & Luxury Goods–1.24%
†Michael Kors Holdings	2,200	79,750
PVH	52,268	5,984,686
Ralph Lauren	29,696	2,191,565

		8,256,001

Trading Companies & Distributors–0.77%
MSC Industrial Direct	49,389	4,245,478
†United Rentals	5,900	664,989
†WESCO International	4,000	229,200

		5,139,667

Wireless Telecommunication Services–0.02%
Telephone & Data Systems	5,200	144,300

		144,300

Total Common Stock (Cost $481,056,400)		592,483,825

MONEY MARKET FUND–10.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	71,611,202	71,611,202

Total Money Market Fund (Cost $71,611,202)		71,611,202

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.81% (Cost $552,667,602)	$664,095,027
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,281,413

NET ASSETS APPLICABLE TO 40,577,909 SHARES OUTSTANDING–100.00%	$665,376,440

NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($37,322,372 / 2,258,269 Shares)	$16.527
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($628,054,068 / 38,319,640 Shares)	$16.390
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$576,750,816
Undistributed net investment income	3,019,075
Accumulated net realized loss on investments	(25,541,986)
Net unrealized appreciation of investments, foreign currencies and derivatives	111,148,535

TOTAL NET ASSETS	$665,376,440

†	Non-income producing for the period.

«

Includes $1,780,873 cash collateral held at broker for futures contracts, $555,167 due to manager and affiliates, $1,696,912 payable for securities purchased and $206,251 payable for fund shares redeemed as of June 30, 2017.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
189	E-mini S&P 500 Index	$22,935,273	$22,877,505	9/18/17	$ (57,768)
121	E-mini S&P MidCap 400 Index	21,348,932	21,127,810	9/18/17	(221,122)

Total					$(278,890)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$5,593,973
Foreign tax withheld	(2,108)

5,591,865

EXPENSES:
Management fees	2,233,890
Distribution fees-Service Class	750,329
Accounting and administration expenses	79,284
Reports and statements to shareholders	35,398
Shareholder servicing fees	31,868
Professional fees	23,336
Custodian fees	8,581
Trustees’ fees and expenses	8,507
Consulting fees	2,484
Pricing fees	668
Other	2,391

Total operating expenses	3,176,736

NET INVESTMENT INCOME	2,415,129

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	5,716,458
Futures contracts	2,662,449

Net realized gain	8,378,907

Net change in unrealized appreciation (depreciation) of:
Investments	24,259,050
Futures contracts	81,913

Net change in unrealized appreciation (depreciation)	24,340,963

NET REALIZED AND UNREALIZED GAIN	32,719,870

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,134,999

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,415,129	$3,635,365
Net realized gain (loss)	8,378,907	(5,667,055)
Net change in unrealized appreciation (depreciation)	24,340,963	52,640,419

Net increase in net assets resulting from operations	35,134,999	50,608,729

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(258,638)
Service Class	—	(2,773,155)

	—	(3,031,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,525,291	6,402,046
Service Class	55,021,457	148,121,505
Reinvestment of dividends and distributions:
Standard Class	—	258,638
Service Class	—	2,773,155

	57,546,748	157,555,344

Cost of shares redeemed:
Standard Class	(3,378,788)	(5,680,905)
Service Class	(28,919,667)	(42,214,279)

	(32,298,455)	(47,895,184)

Increase in net assets derived from capital share transactions	25,248,293	109,660,160

NET INCREASE IN NET ASSETS	60,383,292	157,237,096
NET ASSETS:
Beginning of period	604,993,148	447,756,052

End of period	$665,376,440	$604,993,148

Undistributed net investment income	$3,019,075	$603,946

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12[3]
Net asset value, beginning of period	$15.618	$14.299	$15.623	$14.564	$11.782	$10.357

Income (loss) from investment operations:
Net investment income[4]	0.080	0.138	0.113	0.133	0.094	0.061
Net realized and unrealized gain (loss)	0.829	1.294	(1.322)	1.050	2.753	1.364

Total from investment operations	0.909	1.432	(1.209)	1.183	2.847	1.425

Less dividends and distributions from:
Net investment income	—	(0.113)	(0.103)	(0.123)	(0.065)	—
Return of capital	—	—	(0.012)	(0.001)	—	—

Total dividends and distributions	—	(0.113)	(0.115)	(0.124)	(0.065)	—

Net asset value, end of period	$16.527	$15.618	$14.299	$15.623	$14.564	$11.782

Total return[5]	5.82%	10.01%	(7.74% )	8.11%	24.17%	13.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,322	$36,086	$32,080	$32,478	$24,156	$16,971
Ratio of expenses to average net assets	0.76%	0.78%	0.80%	0.81%	0.95%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.78%	0.81%	0.84%	0.99%	1.22%
Ratio of net investment income to average net assets	0.99%	0.94%	0.74%	0.89%	0.70%	0.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	0.94%	0.73%	0.86%	0.66%	0.46%
Portfolio turnover	17%	77%	20%	24%	25%	146%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12[3]
Net asset value, beginning of period	$15.507	$14.202	$15.515	$14.466	$11.705	$10.315

Income (loss) from investment operations:
Net investment income[4]	0.059	0.101	0.074	0.095	0.061	0.033
Net realized and unrealized gain (loss)	0.824	1.280	(1.310)	1.041	2.731	1.357

Total from investment operations	0.883	1.381	(1.236)	1.136	2.792	1.390

Less dividends and distributions from:
Net investment income	—	(0.076)	(0.065)	(0.086)	(0.031)	—
Return of capital	—	—	(0.012)	(0.001)	—	—

Total dividends and distributions	—	(0.076)	(0.077)	(0.087)	(0.031)	—

Net asset value, end of period	$16.390	$15.507	$14.202	$15.515	$14.466	$11.705

Total return[5]	5.69%	9.72%	(7.96% )	7.85%	23.87%	13.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$628,054	$568,907	$415,676	$328,511	$199,294	$36,282
Ratio of expenses to average net assets	1.01%	1.03%	1.05%	1.06%	1.20%	1.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.03%	1.06%	1.09%	1.24%	1.47%
Ratio of net investment income to average net assets	0.74%	0.69%	0.49%	0.64%	0.45%	0.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.74%	0.69%	0.48%	0.61%	0.41%	0.21%
Portfolio turnover	17%	77%	20%	24%	25%	146%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (”international fair value pricing“).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to change in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $6,692 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of the average daily net assets in excess of $150 million. The fee is calculated daily and paid monthly.

J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which are included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$17,972
Legal	4,339

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $28,971 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$381,672
Distribution fees payable to LFD	128,706
Shareholder servicing fees payable to Lincoln Life	15,818
Printing and mailing fees payable to Lincoln Life	28,971

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$118,361,708
Sales	99,189,673

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$552,667,602

Aggregate unrealized appreciation	$124,436,153
Aggregate unrealized depreciation	(13,008,728)

Net unrealized appreciation	$111,427,425

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term	Post-Enactment
Capital Losses Expiring In	Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$1,546,552	$12,678,284	$14,908,490	$29,133,326

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$592,483,825
Money Market Fund	71,611,202

Total Investments	$664,095,027

Derivatives:
Liabilities:
Futures Contracts	$(278,890)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	156,726	436,486
Service Class	3,438,342	10,099,424
Shares reinvested:
Standard Class	—	16,510
Service Class	—	178,269

	3,595,068	10,730,689

Shares redeemed:
Standard Class	(208,996)	(385,886)
Service Class	(1,804,751)	(2,861,010)

	(2,013,747)	(3,246,896)

Net increase	1,581,321	7,483,793

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments and to facilitate investments in portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuation in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(278,890)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,662,449	$81,913

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$43,110,150	$-

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–17

LVIP Managed Risk Profile Target Maturity Funds

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP Managed Risk Profile Target Maturity Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect expense reimbursements in effect.

LVIP Managed Risk Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,049.20	0.30%	$1.52
Service Class Shares	1,000.00	1,047.90	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,061.20	0.30%	$1.53
Service Class Shares	1,000.00	1,059.90	0.55%	2.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,069.80	0.30%	$1.54
Service Class Shares	1,000.00	1,068.50	0.55%	2.82
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile Target Maturity Funds–1

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Managed Risk Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,074.60	0.30%	$1.54
Service Class Shares	1,000.00	1,073.30	0.55%	2.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,085.00	0.30%	$1.55
Service Class Shares	1,000.00	1,083.80	0.55%	2.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds–2

LVIP Managed Risk Profile Target Maturity Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

LVIP Managed Risk Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	93.06%
Equity Funds	26.02%
Fixed Income Funds	49.63%
International Equity Funds	13.51%
International Fixed Income Fund	3.90%
Unaffiliated Investments	7.21%
Fixed Income Fund	1.95%
International Equity Fund	1.94%
Money Market Fund	3.32%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%	)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	93.53%
Equity Funds	35.53%
Fixed Income Funds	37.78%
International Equity Funds	17.31%
International Fixed Income Fund	2.91%
Unaffiliated Investments	6.91%
International Equity Funds	2.89%
Money Market Fund	4.02%
Total Value of Securities	100.44%
Liabilities Net of Receivables and Other Assets	(0.44%	)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.28%
Equity Funds	35.45%
Fixed Income Funds	31.89%
International Equity Funds	23.00%
International Fixed Income Fund	1.94%
Unaffiliated Investments	7.46%
International Equity Funds	3.85%
Money Market Fund	3.61%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

LVIP Managed Risk Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	91.30%
Equity Funds	40.79%
Fixed Income Funds	24.88%
International Equity Funds	25.63%
Unaffiliated Investments	8.57%
Commodity Fund	0.98%
International Equity Funds	2.86%
Money Market Fund	4.73%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

LVIP Managed Risk Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	87.59%
Equity Funds	47.47%
Fixed Income Funds	11.26%
International Equity Funds	28.86%
Unaffiliated Investments	12.45%
Commodity Fund	0.96%
International Equity Funds	4.66%
Money Market Fund	6.83%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%	)
Total Net Assets	100.00%

LVIP Managed Risk Profile Target Maturity Funds–3

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.06%
Equity Funds–26.02%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	8,717	$357,789
LVIP SSGA Mid-Cap Index Fund	29,466	358,242
LVIP SSGA S&P 500 Index Fund	483,480	8,217,714
LVIP SSGA Small-Cap Index Fund	11,850	357,128
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,780	358,511

		9,649,384

Fixed Income Funds–49.63%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	353,836	3,610,895
LVIP Delaware Bond Fund	156,433	2,156,585
LVIP JPMorgan High Yield Fund	225,454	2,525,766
LVIP PIMCO Low Duration Bond Fund	142,818	1,448,746
LVIP SSGA Bond Index Fund	569,600	6,488,317
LVIP Western Asset Core Bond Fund	220,702	2,172,593

		18,402,902

International Equity Funds–13.51%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	113,254	1,067,075
LVIP SSGA International Index Fund	423,868	3,944,518

		5,011,593

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–3.90%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	127,908	$1,445,619

		1,445,619

Total Affiliated Investments (Cost $25,488,807)		34,509,498

UNAFFILIATED INVESTMENTS–7.21%
Fixed Income Fund–1.95%
✢American Funds® –
Mortgage Bond Fund	68,035	722,529

		722,529

International Equity Fund–1.94%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	33,655	718,201

		718,201

Money Market Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	1,232,519	1,232,519

		1,232,519

Total Unaffiliated Investments (Cost $2,392,559)		2,673,249

TOTAL VALUE OF SECURITIES–100.27% (Cost $27,881,366)	37,182,747
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(100,070)

NET ASSETS APPLICABLE TO 3,159,213 SHARES OUTSTANDING–100.00%	$37,082,677

†	Non-income producing for the period.

*	Standard Class shares.

✢	Class 1 shares.

LVIP Managed Risk Profile Target Maturity Funds–4

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
(2)	British Pound	$(158,911)	$(163,063)	9/19/17	$ —	$(4,152)
(1)	Euro	(140,749)	(143,337)	9/19/17	—	(2,588)
(1)	Japanese Yen	(114,287)	(111,375)	9/19/17	2,912	—

					2,912	(6,740)

Equity Contracts:
(1)	E-mini MSCI Emerging Markets Index	(50,129)	(50,415)	9/18/17	—	(286)
(2)	E-mini Russell 2000 Index	(142,408)	(141,430)	9/18/17	978	—
(6)	E-mini S&P 500 Index	(728,500)	(726,270)	9/18/17	2,230	—
(1)	E-mini S&P MidCap 400 Index	(175,704)	(174,610)	9/18/17	1,094	—
(3)	Euro STOXX 50 Index	(122,117)	(117,562)	9/18/17	4,555	—
(2)	FTSE 100 Index	(193,895)	(188,660)	9/18/17	5,235	—
(1)	Nikkei 225 Index (OSE)	(178,706)	(177,995)	9/8/17	711	—

					14,803	(286)

Total					$17,715	$(7,026)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanly Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–5

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.53%
Equity Funds–35.53%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	25,566	$1,231,231
LVIP Delaware Special Opportunities Fund	29,900	1,227,198
LVIP SSGA Mid-Cap Index Fund	101,926	1,239,218
LVIP SSGA S&P 500 Index Fund	2,108,840	35,843,956
LVIP SSGA Small-Cap Index Fund	82,876	2,497,625
LVIP SSGA Small-Mid Cap 200 Fund	87,896	1,261,131
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	102,259	2,480,405

		45,780,764

Fixed Income Funds–37.78%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	612,031	6,245,773
LVIP Delaware Bond Fund	428,407	5,906,020
LVIP JPMorgan High Yield Fund	445,659	4,992,716
LVIP PIMCO Low Duration Bond Fund	494,046	5,011,601
LVIP SSGA Bond Index Fund	1,970,416	22,445,014
LVIP Western Asset Core Bond Fund	414,433	4,079,679

		48,680,803

International Equity Funds–17.31%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	391,781	3,691,358
LVIP SSGA International Index Fund	1,999,019	18,602,873

		22,294,231

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–2.91%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	331,886	$3,750,979

		3,750,979

Total Affiliated Investments (Cost $82,495,884)		120,506,777

UNAFFILIATED INVESTMENTS–6.91%
International Equity Funds–2.89%
iShares MSCI Emerging Markets ETF	60,037	2,484,931
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	58,223	1,242,469

		3,727,400

Money Market Fund–4.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	5,171,567	5,171,567

		5,171,567

Total Unaffiliated Investments (Cost $7,976,117)		8,898,967

TOTAL VALUE OF SECURITIES–100.44% (Cost $90,472,001)	129,405,744
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.44%)	(561,074)

NET ASSETS APPLICABLE TO 10,837,261 SHARES OUTSTANDING–100.00%	$128,844,670

† Non-income producing for the period.

* Standard Class shares.

LVIP Managed Risk Profile Target Maturity Funds–6

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
(12)	British Pound	$(953,465)	$(978,375)	9/19/17	$ —	$(24,910)
(5)	Euro	(703,746)	(716,688)	9/19/17	—	(12,942)
(4)	Japanese Yen	(457,147)	(445,500)	9/19/17	11,647	—

					11,647	(37,852)

Equity Contracts:
(6)	E-mini MSCI Emerging Markets Index	(300,775)	(302,490)	9/18/17	—	(1,715)
(7)	E-mini Russell 2000 Index	(498,429)	(495,005)	9/18/17	3,424	—
(31)	E-mini S&P 500 Index	(3,763,919)	(3,752,395)	9/18/17	11,524	—
(3)	E-mini S&P MidCap 400 Index	(527,113)	(523,830)	9/18/17	3,283	—
(14)	Euro STOXX 50 Index	(569,878)	(548,620)	9/18/17	21,258	—
(10)	FTSE 100 Index	(968,749)	(943,299)	9/18/17	25,450	—
(3)	Nikkei 225 Index (OSE)	(536,117)	(533,985)	9/8/17	2,132	—

					67,071	(1,715)

Total					$78,718	$(39,567)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–7

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.28%
Equity Funds–35.45%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	30,998	$1,492,825
LVIP Delaware Special Opportunities Fund	36,559	1,500,546
LVIP MFS Value Fund	72,811	3,012,266
LVIP SSGA Mid-Cap Index Fund	123,585	1,502,549
LVIP SSGA S&P 500 Index Fund	2,291,223	38,943,924
LVIP SSGA Small-Cap Index Fund	50,249	1,514,366
LVIP SSGA Small-Mid Cap 200 Fund	106,590	1,529,350
LVIP T. Rowe Price Growth Stock Fund	75,810	3,008,075
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	123,993	3,007,574

		55,511,475

Fixed Income Funds–31.89%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	593,660	6,058,303
LVIP Delaware Bond Fund	253,032	3,488,294
LVIP JPMorgan High Yield Fund	540,377	6,053,840
LVIP PIMCO Low Duration Bond Fund	299,536	3,038,493
LVIP SSGA Bond Index Fund	2,123,765	24,191,808
LVIP Western Asset Core Bond Fund	721,376	7,101,229

		49,931,967

International Equity Funds–23.00%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	475,037	4,475,798
LVIP MFS International Growth Fund	275,394	4,489,199
LVIP Mondrian International Value Fund	259,623	4,477,190
LVIP SSGA Emerging Markets 100 Fund	159,770	1,522,447
LVIP SSGA International Index Fund	2,262,451	21,054,365

		36,018,999

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.94%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	268,184	$3,031,015

		3,031,015

Total Affiliated Investments (Cost $101,075,935)		144,493,456

UNAFFILIATED INVESTMENTS–7.46%
International Equity Funds–3.85%
iShares MSCI Emerging Markets ETF	72,810	3,013,606
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	141,167	3,012,512

		6,026,118

Money Market Fund–3.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	5,645,986	5,645,986

		5,645,986

Total Unaffiliated Investments (Cost $10,212,660)		11,672,104

TOTAL VALUE OF SECURITIES–99.74% (Cost $111,288,595)	156,165,560
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	411,164

NET ASSETS APPLICABLE TO 13,491,955 SHARES OUTSTANDING–100.00%	$156,576,724

† Non-income producing for the period.

* Standard Class shares.

LVIP Managed Risk Profile Target Maturity Funds–8

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
(20)	British Pound	$(1,589,109)	$(1,630,625)	9/19/17	$ —	$(41,516)
(8)	Euro	(1,125,994)	(1,146,700)	9/19/17	—	(20,706)
(6)	Japanese Yen	(685,720)	(668,250)	9/19/17	17,470	—

					17,470	(62,222)

Equity Contracts:
(12)	E-mini MSCI Emerging Markets Index	(601,551)	(604,980)	9/18/17	—	(3,429)
(8)	E-mini Russell 2000 Index	(569,634)	(565,720)	9/18/17	3,914	—
(40)	E-mini S&P 500 Index	(4,856,670)	(4,841,800)	9/18/17	14,870	—
(4)	E-mini S&P MidCap 400 Index	(702,817)	(698,440)	9/18/17	4,377	—
(27)	Euro STOXX 50 Index	(1,099,050)	(1,058,054)	9/18/17	40,996	—
(15)	FTSE 100 Index	(1,454,208)	(1,414,949)	9/18/17	39,259	—
(4)	Nikkei 225 Index (OSE)	(714,822)	(711,980)	9/8/17	2,842	—

					106,258	(3,429)

Total					$123,728	$(65,651)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–9

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.30%
Equity Funds–40.79%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	21,680	$1,044,069
LVIP Delaware Special Opportunities Fund	25,569	1,049,441
LVIP MFS Value Fund	76,382	3,160,020
LVIP SSGA Mid-Cap Index Fund	86,432	1,050,844
LVIP SSGA S&P 500 Index Fund	1,911,182	32,484,360
LVIP SSGA Small-Cap Index Fund	34,762	1,047,630
LVIP SSGA Small-Mid Cap 200 Fund	74,543	1,069,540
LVIP T. Rowe Price Growth Stock Fund	52,874	2,097,990
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	86,719	2,103,450

		45,107,344

Fixed Income Funds–24.88%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	207,590	2,118,453
LVIP Delaware Bond Fund	115,438	1,591,433
LVIP JPMorgan High Yield Fund	377,912	4,233,746
LVIP PIMCO Low Duration Bond Fund	209,481	2,124,971
LVIP SSGA Bond Index Fund	1,021,124	11,631,627
LVIP Western Asset Core Bond Fund	590,497	5,812,850

		27,513,080

International Equity Funds–25.63%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	442,957	4,173,537
LVIP MFS International Growth Fund	257,192	4,192,482
LVIP Mondrian International Value Fund	242,093	4,174,888

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP SSGA Emerging Markets 100 Fund	223,471	$2,129,459
LVIP SSGA International Index Fund	1,469,323	13,673,524

		28,343,890

Total Affiliated Investments (Cost $65,398,625)		100,964,314

UNAFFILIATED INVESTMENTS–8.57%
Commodity Fund–0.98%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	166,639	1,086,486

		1,086,486

International Equity Funds–2.86%
iShares MSCI Emerging Markets ETF	25,461	1,053,831
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	98,729	2,106,870

		3,160,701

Money Market Fund–4.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	5,233,071	5,233,071

		5,233,071

Total Unaffiliated Investments (Cost $8,867,134)		9,480,258

TOTAL VALUE OF SECURITIES–99.87% (Cost $74,265,759)	110,444,572
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	147,746

NET ASSETS APPLICABLE TO 9,963,505 SHARES OUTSTANDING–100.00%	$110,592,318

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–10

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
(13)	British Pound	$(1,032,921)	$(1,059,906)	9/19/17	$—	$(26,985)
(5)	Euro	(703,746)	(716,688)	9/19/17	—	(12,942)
(3)	Japanese Yen	(342,860)	(334,125)	9/19/17	8,735	—

					8,735	(39,927)

Equity Contracts:
(7)	E-mini MSCI Emerging Markets Index	(350,905)	(352,905)	9/18/17	—	(2,000)
(5)	E-mini Russell 2000 Index	(356,021)	(353,575)	9/18/17	2,446	—
(30)	E-mini S&P 500 Index	(3,642,502)	(3,631,350)	9/18/17	11,152	—
(3)	E-mini S&P MidCap 400 Index	(527,113)	(523,830)	9/18/17	3,283	—
(18)	Euro STOXX 50 Index	(732,700)	(705,369)	9/18/17	27,331	—
(10)	FTSE 100 Index	(969,472)	(943,299)	9/18/17	26,173	—
(2)	Nikkei 225 Index (OSE)	(357,411)	(355,990)	9/8/17	1,421	—

					71,806	(2,000)

Total					$80,541	$(41,927)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–11

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–87.59%
Equity Funds–47.47%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	7,735	$372,498
LVIP Delaware Special Opportunities Fund	9,122	374,416
LVIP MFS Value Fund	36,333	1,503,140
LVIP SSGA Mid-Cap Index Fund	92,507	1,124,703
LVIP SSGA S&P 500 Index Fund	725,977	12,339,429
LVIP SSGA Small-Cap Index Fund	24,939	751,598
LVIP SSGA Small-Mid Cap 200 Fund	26,590	381,507
LVIP T. Rowe Price Growth Stock Fund	37,776	1,498,931
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	30,937	750,420

		19,096,642

Fixed Income Funds–11.26%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	17,480	240,982
LVIP JPMorgan High Yield Fund	101,111	1,132,745
LVIP PIMCO Low Duration Bond Fund	37,363	379,007
LVIP SSGA Bond Index Fund	99,341	1,131,593
LVIP Western Asset Core Bond Fund	167,136	1,645,284

		4,529,611

International Equity Funds–28.86%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	158,035	1,489,002
LVIP MFS International Growth Fund	91,749	1,495,595

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP Mondrian International Value Fund	86,375	$1,489,530
LVIP SSGA Emerging Markets 100 Fund	79,719	759,642
LVIP SSGA International Index Fund	684,970	6,374,328

		11,608,097

Total Affiliated Investments (Cost $26,793,008)		35,234,350

UNAFFILIATED INVESTMENTS–12.45%
Commodity Fund–0.96%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	59,442	387,561

		387,561

International Equity Funds–4.66%
iShares MSCI Emerging Markets ETF	18,007	745,310
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	52,833	1,127,450

		1,872,760

Money Market Fund–6.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	2,746,263	2,746,263

		2,746,263

Total Unaffiliated Investments (Cost $4,733,543)		5,006,584

TOTAL VALUE OF SECURITIES–100.04% (Cost $31,526,551)	40,240,934
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(16,669)

NET ASSETS APPLICABLE TO 3,889,710 SHARES OUTSTANDING–100.00%	$40,224,265

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–12

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
(7)	Euro	$(985,244)	$(1,003,362)	9/19/17	$—	$(18,118)

					—	(18,118)

Equity Contracts:
(12)	E-mini S&P 500 Index	(1,457,001)	(1,452,540)	9/18/17	4,461	—
(23)	Euro STOXX 50 Index	(936,228)	(901,305)	9/18/17	34,923	—

					39,384	—

Total					$39,384	$(18,118)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–13

LVIP Managed Risk Profile Target Maturity Funds

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
ASSETS:
Affiliated investments, at value	$34,509,498	$120,506,777	$144,493,456	$100,964,314	$35,234,350
Unaffiliated investments, at value	2,673,249	8,898,967	11,672,104	9,480,258	5,006,584

Total investments, at value	37,182,747	129,405,744	156,165,560	110,444,572	40,240,934
Cash	13,520	67,420	381,367	64,014	33,464
Cash collateral held at broker for futures contracts	47,159	222,503	304,229	218,893	61,096
Foreign currencies collateral held at broker for futures contracts, at value	21,646	100,175	165,911	98,219	60,499
Unrealized appreciation on futures contracts	17,715	78,718	123,728	80,541	39,384
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	9,596	9,685	10,113	10,437	6,973
Receivable for investments sold	5,562	125	6,003	23,859	—
Receivable for fund shares sold	3,616	11,975	125,079	11,792	20,092
Dividends receivable from investments	711	2,760	3,170	2,977	1,569

TOTAL ASSETS	37,302,272	129,899,105	157,285,160	110,955,304	40,464,011

LIABILITIES:
Payable for fund shares redeemed	174,761	645,283	444,295	242,267	148,619
Other accrued expenses payable	22,544	24,842	26,111	25,340	19,953
Due to manager and affiliates	11,231	38,433	47,111	37,328	14,878
Unrealized depreciation on futures contracts	7,026	39,567	65,651	41,927	18,118
Foreign currency due to custodian	4,033	16,442	25,875	16,124	7,881
Payable for investments purchased	—	289,868	99,393	—	30,297

TOTAL LIABILITIES	219,595	1,054,435	708,436	362,986	239,746

TOTAL NET ASSETS	$37,082,677	$128,844,670	$156,576,724	$110,592,318	$40,224,265

Affiliated investments, at cost	$25,488,807	$82,495,884	$101,075,935	$65,398,625	$26,793,008
Unaffiliated investments, at cost	2,392,559	7,976,117	10,212,660	8,867,134	4,733,543

Total investments, at cost	$27,881,366	$90,472,001	$111,288,595	$74,265,759	$31,526,551

Foreign currencies collateral held at broker for futures contracts, at cost	$21,646	$100,175	$165,911	$98,219	$60,499

Standard Class:
Net Assets	$29,609,030	$104,763,243	$129,847,815	$85,366,895	$31,050,205
Shares Outstanding	2,521,644	8,809,361	11,186,157	7,684,975	3,007,802
Net Asset Value Per Share	$11.742	$11.892	$11.608	$11.108	$10.323

Service Class:
Net Assets	$7,473,647	$24,081,427	$26,728,909	$25,225,423	$9,174,060
Shares Outstanding	637,569	2,027,900	2,305,798	2,278,530	891,908
Net Asset Value Per Share	$11.722	$11.875	$11.592	$11.071	$10.286

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$28,873,216	$94,736,445	$120,283,853	$82,632,508	$34,904,990
Accumulated net investment loss	(54,856)	(194,218)	(218,601)	(128,766)	(19,002)
Accumulated net realized loss on investments	(1,047,757)	(4,670,461)	(8,423,586)	(8,128,859)	(3,397,384)
Net unrealized appreciation of investments, foreign currencies and derivatives	9,312,074	38,972,904	44,935,058	36,217,435	8,735,661

TOTAL NET ASSETS	$37,082,677	$128,844,670	$156,576,724	$110,592,318	$40,224,265

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–14

LVIP Managed Risk Profile Target Maturity Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$9,706	$32,448	$48,892	$67,295	$31,255

EXPENSES:
Management fees	46,523	164,048	196,395	138,259	47,644
Accounting and administration expenses	16,357	19,719	20,668	18,914	16,352
Professional fees	15,318	16,339	16,561	16,117	12,396
Distribution expenses-Service Class	8,734	29,808	31,819	30,150	10,477
Reports and statements to shareholders	2,855	5,809	7,303	8,354	5,488
Custodian fees	2,695	3,575	4,409	3,995	2,936
Consulting fees	1,841	1,944	1,971	1,922	1,841
Shareholder servicing fees	1,795	6,321	7,698	5,431	1,931
Trustees’ fees and expenses	509	1,805	2,142	1,478	512
Pricing fees	136	141	142	140	50
Other	340	559	608	503	475

	97,103	250,068	289,716	225,263	100,102
Less:
Expenses reimbursed	(32,541)	(23,402)	(22,223)	(29,202)	(32,452)

Total operating expenses	64,562	226,666	267,493	196,061	67,650

NET INVESTMENT LOSS	(54,856)	(194,218)	(218,601)	(128,766)	(36,395)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	4,427	—	—	—	—
Sale of affiliated investments	1,266,370	2,422,761	2,886,856	2,575,436	121,563
Sale of unaffiliated investments	11,026	576,468	(278,450)	(21,503)	16,033
Foreign currencies	2,478	10,771	15,540	9,960	9,037
Futures contracts	(174,362)	(733,382)	(937,500)	(673,146)	(334,953)

Net realized gain (loss)	1,109,939	2,276,618	1,686,446	1,890,747	(188,320)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	614,766	5,454,880	7,727,059	5,621,258	2,950,624
Unaffiliated investments	123,512	326,511	1,389,819	562,725	313,013
Foreign currencies	(2)	(17)	(14)	(14)	(27)
Futures contracts	4,850	10,717	33,653	27,856	42,360

Net change in unrealized appreciation (depreciation)	743,126	5,792,091	9,150,517	6,211,825	3,305,970

NET REALIZED AND UNREALIZED GAIN	1,853,065	8,068,709	10,836,963	8,102,572	3,117,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,798,209	$7,874,491	$10,618,362	$7,973,806	$3,081,255

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–15

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(54,856)	$712,033	$(194,218)	$2,550,303	$(218,601)	$2,842,358
Net realized gain	1,109,939	178,739	2,276,618	2,666,530	1,686,446	678,374
Net change in unrealized appreciation (depreciation)	743,126	1,017,172	5,792,091	681,917	9,150,517	2,375,147

Net increase in net assets resulting from operations	1,798,209	1,907,944	7,874,491	5,898,750	10,618,362	5,895,879

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(644,691)	—	(2,305,504)	—	(2,610,218)
Service Class	—	(119,481)	—	(422,705)	—	(421,365)
Net realized gain on investments:
Standard Class	—	(1,449,799)	—	(2,764,080)	—	(3,151,302)
Service Class	—	(260,135)	—	(578,236)	—	(588,197)

	—	(2,474,106)	—	(6,070,525)	—	(6,771,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,698,980	12,003,771	8,197,040	16,677,747	9,133,151	23,517,757
Service Class	1,218,991	1,135,482	919,008	2,554,746	1,805,699	3,600,108
Reinvestment of dividends and distributions:
Standard Class	—	2,094,490	—	5,069,584	—	5,761,520
Service Class	—	379,616	—	1,000,941	—	1,009,562

	2,917,971	15,613,359	9,116,048	25,303,018	10,938,850	33,888,947

Cost of shares redeemed:
Standard Class	(5,317,946)	(13,391,007)	(21,717,736)	(32,888,533)	(19,503,042)	(33,297,047)
Service Class	(1,074,388)	(859,775)	(2,036,214)	(3,318,221)	(1,097,932)	(3,626,233)

	(6,392,334)	(14,250,782)	(23,753,950)	(36,206,754)	(20,600,974)	(36,923,280)

Increase (decrease) in net assets derived from capital share transactions	(3,474,363)	1,362,577	(14,637,902)	(10,903,736)	(9,662,124)	(3,034,333)

NET INCREASE (DECREASE) IN NET ASSETS	(1,676,154)	796,415	(6,763,411)	(11,075,511)	956,238	(3,909,536)
NET ASSETS:
Beginning of period	38,758,831	37,962,416	135,608,081	146,683,592	155,620,486	159,530,022

End of period	$37,082,677	$38,758,831	$128,844,670	$135,608,081	$156,576,724	$155,620,486

Accumulated net investment loss	$(54,856)	$—	$(194,218)	$—	$(218,601)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–16

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets (continued)

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(128,766)	$1,904,080	$(36,395)	$647,569
Net realized gain (loss)	1,890,747	(3,236)	(188,320)	(938,059)
Net change in unrealized appreciation (depreciation)	6,211,825	2,166,208	3,305,970	1,829,728

Net increase in net assets resulting from operations	7,973,806	4,067,052	3,081,255	1,539,238

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,649,893)	—	(546,155)
Service Class	—	(384,912)	—	(126,538)
Net realized gain:
Standard Class	—	(1,665,129)	—	(174,257)
Service Class	—	(480,873)	—	(44,342)

	—	(4,180,807)	—	(891,292)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,649,882	13,292,017	4,062,372	7,490,790
Service Class	2,987,806	3,910,256	1,196,081	2,747,999
Reinvestment of dividends and distributions:
Standard Class	—	3,315,022	—	720,412
Service Class	—	865,785	—	170,880

	8,637,688	21,383,080	5,258,453	11,130,081

Cost of shares redeemed:
Standard Class	(13,532,061)	(17,106,056)	(4,086,514)	(4,473,977)
Service Class	(2,843,513)	(3,848,504)	(396,374)	(353,786)

	(16,375,574)	(20,954,560)	(4,482,888)	(4,827,763)

Increase (decrease) in net assets derived from capital share transactions	(7,737,886)	428,520	775,565	6,302,318

NET INCREASE IN NET ASSETS	235,920	314,765	3,856,820	6,950,264
NET ASSETS:
Beginning of period	110,356,398	110,041,633	36,367,445	29,417,181

End of period	$110,592,318	$110,356,398	$40,224,265	$36,367,445

Undistributed (accumulated) net investment income (loss)	$(128,766)	$—	$(19,002)	$17,393

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–17

LVIP Managed Risk Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Managed Risk Profile 2010 Fund Standard Class
	Six Months
	Ended
	6/30/17[1]				Year Ended
	(unaudited)		12/31/16[2]	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.191		$11.379	$12.448	$12.105	$11.259	$10.604

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.197	0.208	0.158	0.127	0.147
Net realized and unrealized gain (loss)	0.565		0.306	(0.413)	0.421	0.878	0.756

Total from investment operations	0.551		0.503	(0.205)	0.579	1.005	0.903

Less dividends and distributions from:
Net investment income	—		(0.224)	(0.224)	(0.236)	(0.159)	(0.248)
Net realized gain	—		(0.467)	(0.640)	—	—	—

Total dividends and distributions	—		(0.691)	(0.864)	(0.236)	(0.159)	(0.248)

Net asset value, end of period	$11.742		$11.191	$11.379	$12.448	$12.105	$11.259

Total return[4]	4.92%		4.44%	(1.61% )	4.78%	8.93%	8.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,609		$31,758	$31,507	$36,507	$48,876	$45,927
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.48%		0.43%	0.44%	0.42%	0.43%	0.54%
Ratio of net investment income (loss) to average net assets	(0.25%	)	1.71%	1.68%	1.27%	1.08%	1.33%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.43%	)	1.58%	1.54%	1.15%	0.95%	1.09%
Portfolio turnover	13%		47%	32%	37%	37%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–18

LVIP Managed Risk Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.186		$11.375	$12.443	$12.101	$11.256	$10.577

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.168	0.177	0.127	0.098	0.119
Net realized and unrealized gain (loss)	0.564		0.305	(0.412)	0.420	0.877	0.754

Total from investment operations	0.536		0.473	(0.235)	0.547	0.975	0.873

Less dividends and distributions from:
Net investment income	—		(0.195)	(0.193)	(0.205)	(0.130)	(0.194)
Net realized gain	—		(0.467)	(0.640)	—	—	—

Total dividends and distributions	—		(0.662)	(0.833)	(0.205)	(0.130)	(0.194)

Net asset value, end of period	$11.722		$11.186	$11.375	$12.443	$12.101	$11.256

Total return[4]	4.79%		4.17%	(1.85% )	4.52%	8.66%	8.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,474		$7,001	$6,455	$7,804	$8,752	$9,303
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.73%		0.68%	0.69%	0.67%	0.68%	0.79%
Ratio of net investment income (loss) to average net assets	(0.50%	)	1.46%	1.43%	1.02%	0.83%	1.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.68%	)	1.33%	1.29%	0.90%	0.71%	0.84%
Portfolio turnover	13%		47%	32%	37%	37%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–19

LVIP Managed Risk Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Managed Risk Profile 2020 Fund Standard Class
	Six Months
	Ended
	6/30/17[1]			Year Ended
	(unaudited)	12/31/16[2]	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.206	$11.222	$12.110	$11.829	$10.788	$10.159

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)	0.214	0.210	0.151	0.137	0.147
Net realized and unrealized gain (loss)	0.700	0.283	(0.480)	0.369	1.063	0.702

Total from investment operations	0.686	0.497	(0.270)	0.520	1.200	0.849

Less dividends and distributions from:
Net investment income	—	(0.231)	(0.219)	(0.239)	(0.159)	(0.220)
Net realized gain	—	(0.282)	(0.399)	—	—	—

Total dividends and distributions	—	(0.513)	(0.618)	(0.239)	(0.159)	(0.220)

Net asset value, end of period	$11.892	$11.206	$11.222	$12.110	$11.829	$10.788

Total return[4]	6.12%	4.45%	(2.21% )	4.39%	11.13%	8.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,763	$111,809	$123,071	$131,581	$190,689	$158,362
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.34%	0.32%	0.31%	0.31%	0.31%	0.36%
Ratio of net investment income (loss) to average net assets	(0.25% )	1.89%	1.74%	1.25%	1.20%	1.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29% )	1.87%	1.73%	1.24%	1.19%	1.33%
Portfolio turnover	13%	28%	28%	31%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–20

LVIP Managed Risk Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Managed Risk Profile 2020 Fund Service Class
	Six Months
	Ended
	6/30/17[1]			Year Ended
	(unaudited)	12/31/16[2]	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.204	$11.220	$12.107	$11.827	$10.788	$10.136

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)	0.186	0.180	0.121	0.108	0.120
Net realized and unrealized gain (loss)	0.700	0.283	(0.479)	0.368	1.062	0.699

Total from investment operations	0.671	0.469	(0.299)	0.489	1.170	0.819

Less dividends and distributions from:
Net investment income	—	(0.203)	(0.189)	(0.209)	(0.131)	(0.167)
Net realized gain	—	(0.282)	(0.399)	—	—	—

Total dividends and distributions	—	(0.485)	(0.588)	(0.209)	(0.131)	(0.167)

Net asset value, end of period.	$11.875	$11.204	$11.220	$12.107	$11.827	$10.788

Total return[4]	5.99%	4.20%	(2.45% )	4.13%	10.85%	8.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,082	$23,799	$23,613	$27,490	$28,539	$25,404
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.59%	0.57%	0.56%	0.56%	0.56%	0.61%
Ratio of net investment income (loss) to average net assets	(0.50% )	1.64%	1.49%	1.00%	0.95%	1.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54% )	1.62%	1.48%	0.99%	0.94%	1.08%
Portfolio turnover	13%	28%	28%	31%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–21

LVIP Managed Risk Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Managed Risk Profile 2030 Fund Standard Class
	Six Months
	Ended
	6/30/17[1]			Year Ended
	(unaudited)	12/31/16[2]	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.851	$10.930	$12.174	$11.934	$10.627	$10.030

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.200	0.209	0.158	0.140	0.155
Net realized and unrealized gain (loss)	0.770	0.205	(0.539)	0.340	1.320	0.634

Total from investment operations	0.757	0.405	(0.330)	0.498	1.460	0.789

Less dividends and distributions from:
Net investment income	—	(0.218)	(0.205)	(0.258)	(0.153)	(0.192)
Net realized gain	—	(0.266)	(0.709)	—	—	—

Total dividends and distributions	—	(0.484)	(0.914)	(0.258)	(0.153)	(0.192)

Net asset value, end of period	$11.608	$10.851	$10.930	$12.174	$11.934	$10.627

Total return[4]	6.98%	3.72%	(2.66% )	4.16%	13.74%	7.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,848	$131,282	$136,001	$146,452	$214,620	$169,078
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.33%	0.32%	0.31%	0.31%	0.31%	0.36%
Ratio of net investment income (loss) to average net assets	(0.24% )	1.83%	1.74%	1.30%	1.23%	1.48%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27% )	1.81%	1.73%	1.29%	1.22%	1.42%
Portfolio turnover	10%	31%	30%	26%	24%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–22

LVIP Managed Risk Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.849		$10.930	$12.172	$11.933	$10.628	$10.007

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)		0.173	0.178	0.128	0.111	0.128
Net realized and unrealized gain (loss)	0.770		0.202	(0.536)	0.338	1.319	0.634

Total from investment operations	0.743		0.375	(0.358)	0.466	1.430	0.762

Less dividends and distributions from:
Net investment income	—		(0.190)	(0.175)	(0.227)	(0.125)	(0.141)
Net realized gain	—		(0.266)	(0.709)	—	—	—

Total dividends and distributions	—		(0.456)	(0.884)	(0.227)	(0.125)	(0.141)

Net asset value, end of period	$11.592		$10.849	$10.930	$12.172	$11.933	$10.628

Total return[4]	6.85%		3.45%	(2.90% )	3.90%	13.46%	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,729		$24,338	$23,529	$23,964	$23,139	$20,793
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.57%	0.56%	0.56%	0.56%	0.61%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.58%	1.49%	1.05%	0.98%	1.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.52%	)	1.56%	1.48%	1.04%	0.97%	1.17%
Portfolio turnover	10%		31%	30%	26%	24%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–23

LVIP Managed Risk Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.337		$10.346	$11.655	$11.523	$10.009	$9.503

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.185	0.196	0.151	0.132	0.135
Net realized and unrealized gain (loss)	0.781		0.207	(0.577)	0.251	1.523	0.539

Total from investment operations	0.771		0.392	(0.381)	0.402	1.655	0.674

Less dividends and distributions from:
Net investment income	—		(0.198)	(0.189)	(0.270)	(0.141)	(0.168)
Net realized gain	—		(0.203)	(0.739)	—	—	—

Total dividends and distributions	—		(0.401)	(0.928)	(0.270)	(0.141)	(0.168)

Net asset value, end of period	$11.108		$10.337	$10.346	$11.655	$11.523	$10.009

Total return[4]	7.46%		3.81%	(3.22% )	3.48%	16.54%	7.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,367		$86,980	$87,556	$94,657	$146,675	$116,009
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%		0.34%	0.33%	0.33%	0.33%	0.40%
Ratio of net investment income (loss) to average net assets	(0.18%	)	1.78%	1.70%	1.29%	1.22%	1.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23%	)	1.74%	1.67%	1.26%	1.19%	1.27%
Portfolio turnover	13%		27%	25%	25%	25%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–24

LVIP Managed Risk Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$10.315		$10.325	$11.634	$11.503	$9.993	$9.465

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)		0.158	0.166	0.122	0.105	0.110
Net realized and unrealized gain (loss)	0.779		0.207	(0.575)	0.249	1.518	0.537

Total from investment operations	0.756		0.365	(0.409)	0.371	1.623	0.647

Less dividends and distributions from:
Net investment income	—		(0.172)	(0.161)	(0.240)	(0.113)	(0.119)
Net realized gain	—		(0.203)	(0.739)	—	—	—

Total dividends and distributions	—		(0.375)	(0.900)	(0.240)	(0.113)	(0.119)

Net asset value, end of period	$11.071		$10.315	$10.325	$11.634	$11.503	$9.993

Total return[4]	7.33%		3.55%	(3.46% )	3.22%	16.25%	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,225		$23,376	$22,486	$22,424	$19,191	$14,957
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.60%		0.59%	0.58%	0.58%	0.58%	0.65%
Ratio of net investment income (loss) to average net assets	(0.43%	)	1.53%	1.45%	1.04%	0.97%	1.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%	)	1.49%	1.42%	1.01%	0.94%	1.02%
Portfolio turnover	13%		27%	25%	25%	25%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–25

LVIP Managed Risk Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$9.514		$9.345	$9.888	$11.054	$9.401	$8.953

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)		0.189	0.186	0.138	0.138	0.157
Net realized and unrealized gain (loss)	0.816		0.222	(0.554)	0.196	1.651	0.379

Total from investment operations	0.809		0.411	(0.368)	0.334	1.789	0.536

Less dividends and distributions from:
Net investment income	—		(0.182)	(0.157)	(0.214)	(0.133)	(0.088)
Net realized gain	—		(0.060)	(0.018)	(1.286)	—	—
Return of capital	—		—	—	—	(0.003)	—

Total dividends and distributions	—		(0.242)	(0.175)	(1.500)	(0.136)	(0.088)

Net asset value, end of period	$10.323		$9.514	$9.345	$9.888	$11.054	$9.401

Total return[4]	8.50%		4.41%	(3.75% )	2.94%	19.04%	6.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,050		$28,659	$24,406	$20,614	$37,291	$21,788
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.47%		0.50%	0.54%	0.52%	0.55%	0.94%
Ratio of net investment income (loss) to average net assets	(0.14%	)	2.01%	1.87%	1.24%	1.34%	1.70%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.31%	)	1.81%	1.63%	1.02%	1.09%	1.06%
Portfolio turnover	20%		23%	26%	46%	24%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–26

LVIP Managed Risk Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$9.491		$9.324	$9.866	$11.032	$9.385	$8.938

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)		0.165	0.160	0.111	0.112	0.133
Net realized and unrealized gain (loss)	0.814		0.221	(0.552)	0.195	1.645	0.379

Total from investment operations	0.795		0.386	(0.392)	0.306	1.757	0.512

Less dividends and distributions from:
Net investment income	—		(0.159)	(0.132)	(0.186)	(0.107)	(0.065)
Net realized gain	—		(0.060)	(0.018)	(1.286)	—	—
Return of capital	—		—	—	—	(0.003)	—

Total dividends and distributions	—		(0.219)	(0.150)	(1.472)	(0.110)	(0.065)

Net asset value, end of period	$10.286		$9.491	$9.324	$9.866	$11.032	$9.385

Total return[4]	8.38%		4.15%	(3.98% )	2.68%	18.73%	5.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,174		$7,708	$5,011	$3,075	$3,585	$2,212
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.72%		0.75%	0.79%	0.77%	0.80%	1.19%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.76%	1.62%	0.99%	1.09%	1.45%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.56%	)	1.56%	1.38%	0.77%	0.84%	0.81%
Portfolio turnover	20%		23%	26%	46%	24%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–27

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund and LVIP Managed Risk Profile 2050 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. Each Fund is a non-diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETF”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Funds are Managed Risk Profile Target Maturity Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Managed Risk Profile Target Maturity Funds–28

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fees are calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed 0.30% of the Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Administrative	$1,080	$3,757	$4,514	$3,116	$1,077
Legal	260	906	1,090	752	260

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Printing and mailing	$1,149	$3,566	$5,198	$6,390	$3,773

The Funds currently offer two classes of shares: the Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

LVIP Managed Risk Profile Target Maturity Funds–29

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, each Fund had receivables due from and liabilities payable to affiliates as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Expense reimbursement receivable from LIAC	$9,596	$9,685	$10,113	$10,437	$6,973
Management fees payable to LIAC	7,651	26,771	32,651	23,058	8,276
Distribution fees payable to LFD	1,543	4,991	5,475	5,205	1,869
Shareholder servicing fees payable to Lincoln Life	888	3,105	3,787	2,675	960
Printing and mailing fees payable to Lincoln Life	1,149	3,566	5,198	6,390	3,773

Each Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, each Fund engaged in securities purchases and securities sales as follows:

	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Securities purchases	$103,824	$136,108	$57,567	$96,451
Securities sales	161,621	161,499	51,882	426,921

For the six months ended June 30, 2017, LVIP Managed Risk Profile 2010 Fund did not engage in any 17a-7 securities purchases or securities sales.

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP Managed Risk Profile Target Maturity Funds–30

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

LVIP Managed Risk Profile 2010 Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$2,322,195	$2,068,592	$802,605	$4,603	$18,110	$3,610,895	$—	$—
LVIP Clarion Global Real Estate Fund	1,166,832	70,786	217,297	8,716	38,038	1,067,075	—	—
LVIP Delaware Bond Fund	2,311,806	—	216,018	(5,988)	66,785	2,156,585	—	—
LVIP Delaware Special Opportunities Fund	386,954	25,765	73,490	6,933	11,627	357,789	—	—
LVIP Global Income Fund	2,316,445	428,771	1,349,996	(6,858)	57,257	1,445,619	—	—
LVIP JPMorgan High Yield Fund	2,722,849	153,478	455,247	(17,140)	121,826	2,525,766	—	—
LVIP PIMCO Low Duration Bond Fund	1,548,124	131,746	249,020	106	17,790	1,448,746	—	—
LVIP SSGA Bond Index Fund	6,947,400	528,883	1,120,590	16,757	115,867	6,488,317	—	—
LVIP SSGA International Index Fund	4,630,802	297,212	1,508,508	223,466	301,546	3,944,518	—	—
LVIP SSGA Mid-Cap Index Fund	383,032	17,889	63,334	7,253	13,402	358,242	—	—
LVIP SSGA S&P 500 Index Fund	8,883,070	411,443	1,830,789	740,097	13,893	8,217,714	—	—
LVIP SSGA Small-Cap Index Fund	770,487	42,402	486,320	292,370	(261,811)	357,128	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	380,218	17,889	83,791	19,616	24,579	358,511	—	—
LVIP Western Asset Core Bond Fund	2,321,637	545,720	747,060	(23,561)	75,857	2,172,593	—	—

Total	$37,091,851	$4,740,576	$9,204,065	$1,266,370	$614,766	$34,509,498	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–31

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2020 Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,301,876	$55,052	$332,495	$131,465	$75,333	$1,231,231	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	6,650,618	1,762,759	2,207,387	11,506	28,277	6,245,773	—	—
LVIP Clarion Global Real Estate Fund	4,009,415	246,519	728,551	27,946	136,029	3,691,358	—	—
LVIP Delaware Bond Fund	5,747,938	—	—	—	158,082	5,906,020	—	—
LVIP Delaware Special Opportunities Fund	2,632,523	101,070	1,639,300	149,609	(16,704)	1,227,198	—	—
LVIP Global Income Fund	3,980,822	1,406,509	1,744,798	(12,573)	121,019	3,750,979	—	—
LVIP JPMorgan High Yield Fund	8,023,070	340,536	3,619,339	(125,494)	373,943	4,992,716	—	—
LVIP PIMCO Low Duration Bond Fund	5,321,065	485,183	857,082	584	61,851	5,011,601	—	—
LVIP SSGA Bond Index Fund	21,224,767	4,443,062	3,698,513	13,303	462,395	22,445,014	—	—
LVIP SSGA International Index Fund	21,219,975	918,506	6,076,552	915,029	1,625,915	18,602,873	—	—
LVIP SSGA Mid-Cap Index Fund	1,316,284	64,023	214,270	25,191	47,990	1,239,218	—	—
LVIP SSGA S&P 500 Index Fund	34,518,083	4,306,581	6,088,314	1,278,069	1,829,537	35,843,956	—	—
LVIP SSGA Small-Cap Index Fund	2,670,188	139,138	432,421	28,803	91,917	2,497,625	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,331,540	126,756	214,270	16,479	626	1,261,131	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,613,250	110,103	554,269	20,128	291,193	2,480,405	—	—
LVIP Western Asset Core Bond Fund	3,541,127	2,063,345	1,634,986	(57,284)	167,477	4,079,679	—	—

Total	$126,102,541	$16,569,142	$30,042,547	$2,422,761	$5,454,880	$120,506,777	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–32

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2030 Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,481,497	$62,915	$296,970	$62,882	$182,501	$1,492,825	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	6,054,330	653,900	678,488	1,349	27,212	6,058,303	—	—
LVIP Clarion Global Real Estate Fund	6,083,159	209,270	1,995,824	(116,824)	296,017	4,475,798	—	—
LVIP Delaware Bond Fund	3,394,925	—	—	—	93,369	3,488,294	—	—
LVIP Delaware Special Opportunities Fund	1,513,460	113,755	201,569	25,244	49,656	1,500,546	—	—
LVIP Global Income Fund	3,020,061	231,454	339,244	(4,332)	123,076	3,031,015	—	—
LVIP JPMorgan High Yield Fund	6,086,964	395,537	678,488	(23,176)	273,003	6,053,840	—	—
LVIP MFS International Growth Fund	3,041,840	1,634,038	944,049	78,391	678,979	4,489,199	—	—
LVIP MFS Value Fund	3,006,834	143,919	401,465	10,987	251,991	3,012,266	—	—
LVIP Mondrian International Value Fund	4,561,449	188,744	806,983	3,457	530,523	4,477,190	—	—
LVIP PIMCO Low Duration Bond Fund	3,027,641	312,537	339,244	470	37,089	3,038,493	—	—
LVIP SSGA Bond Index Fund	24,151,834	2,248,391	2,713,951	(847)	506,381	24,191,808	—	—
LVIP SSGA Emerging Markets 100 Fund	1,475,918	75,951	251,379	27,648	194,309	1,522,447	—	—
LVIP SSGA International Index Fund	19,615,376	1,212,797	2,458,618	310,872	2,373,938	21,054,365	—	—
LVIP SSGA Mid-Cap Index Fund	1,497,941	88,640	169,622	13,600	71,990	1,502,549	—	—
LVIP SSGA S&P 500 Index Fund	39,284,149	3,579,969	7,529,850	2,196,219	1,413,437	38,943,924	—	—
LVIP SSGA Small-Cap Index Fund	3,013,248	97,474	1,673,506	123,212	(46,062)	1,514,366	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,515,456	162,237	169,622	6,269	15,010	1,529,350	—	—
LVIP T. Rowe Price Growth Stock Fund	1,499,513	1,519,535	280,099	87,697	181,429	3,008,075	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,973,838	125,829	458,890	111,661	255,136	3,007,574	—	—
LVIP Western Asset Core Bond Fund	5,665,733	2,386,691	1,141,347	(27,923)	218,075	7,101,229	—	—

Total	$141,965,166	$15,443,583	$23,529,208	$2,886,856	$7,727,059	$144,493,456	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–33

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2040 Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,039,836	$44,296	$210,719	$61,625	$109,031	$1,044,069	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	4,249,489	208,750	2,344,683	(46,631)	51,528	2,118,453	—	—
LVIP Clarion Global Real Estate Fund	4,269,829	296,078	578,428	(42,491)	228,549	4,173,537	—	—
LVIP Delaware Bond Fund	1,548,836	—	—	—	42,597	1,591,433	—	—
LVIP Delaware Special Opportunities Fund	1,062,084	79,930	144,821	35,991	16,257	1,049,441	—	—
LVIP Global Income Fund*	2,119,674	35,292	2,170,419	(8,512)	23,965	—	—	—
LVIP JPMorgan High Yield Fund	3,204,051	1,333,395	462,178	(26,644)	185,122	4,233,746	—	—
LVIP MFS International Growth Fund	4,269,833	878,613	1,575,568	227,343	392,261	4,192,482	—	—
LVIP MFS Value Fund	3,168,034	151,998	435,483	14,432	261,039	3,160,020	—	—
LVIP Mondrian International Value Fund	5,335,698	194,833	1,899,064	68,022	475,399	4,174,888	—	—
LVIP PIMCO Low Duration Bond Fund	2,124,980	227,471	253,607	142	25,985	2,124,971	—	—
LVIP SSGA Bond Index Fund	9,535,745	3,148,553	1,304,767	4,801	247,295	11,631,627	—	—
LVIP SSGA Emerging Markets 100 Fund	2,071,928	106,360	359,289	39,340	271,120	2,129,459	—	—
LVIP SSGA International Index Fund	12,708,431	873,524	1,635,723	204,734	1,522,558	13,673,524	—	—
LVIP SSGA Mid-Cap Index Fund	1,051,318	66,687	126,804	9,823	49,820	1,050,844	—	—
LVIP SSGA S&P 500 Index Fund	32,868,502	1,613,039	4,946,973	1,797,072	1,152,720	32,484,360	—	—
LVIP SSGA Small-Cap Index Fund	2,114,688	143,226	1,300,419	120,856	(30,721)	1,047,630	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,063,497	118,066	126,804	4,626	10,155	1,069,540	—	—
LVIP T. Rowe Price Growth Stock Fund	1,052,422	1,079,055	318,435	25,109	259,839	2,097,990	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,087,220	88,594	328,049	106,198	149,487	2,103,450	—	—
LVIP Western Asset Core Bond Fund	3,753,068	2,700,483	797,553	(20,400)	177,252	5,812,850	—	—

Total	$100,699,163	$13,388,243	$21,319,786	$2,575,436	$5,621,258	$100,964,314	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–34

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2050 Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$336,383	$38,096	$58,681	$507	$56,193	$372,498	$—	$—
LVIP BlackRock Inflation Protected Bond Fund*	687,422	28,454	714,184	(11,801)	10,109	—	—	—
LVIP Clarion Global Real Estate Fund	1,726,517	166,608	462,497	(38,709)	97,083	1,489,002	—	—
LVIP Delaware Bond Fund	234,532	—	—	—	6,450	240,982	—	—
LVIP Delaware Special Opportunities Fund	343,496	52,669	38,607	516	16,342	374,416	—	—
LVIP JPMorgan High Yield Fund	1,036,484	156,076	103,265	(4,045)	47,495	1,132,745	—	—
LVIP MFS International Growth Fund	1,035,998	389,903	121,254	(117)	191,065	1,495,595	—	—
LVIP MFS Value Fund	1,024,865	497,445	122,178	80	102,928	1,503,140	—	—
LVIP Mondrian International Value Fund	1,380,885	152,382	208,118	(10,834)	175,215	1,489,530	—	—
LVIP PIMCO Low Duration Bond Fund	343,722	65,285	34,422	(120)	4,542	379,007	—	—
LVIP SSGA Bond Index Fund	342,777	835,128	72,247	(39)	25,974	1,131,593	—	—
LVIP SSGA Emerging Markets 100 Fund	670,322	87,154	100,048	2,025	100,189	759,642	—	—
LVIP SSGA International Index Fund	6,167,575	661,845	1,286,758	37,327	794,339	6,374,328	—	—
LVIP SSGA Mid-Cap Index Fund	680,085	482,455	87,756	684	49,235	1,124,703	—	—
LVIP SSGA S&P 500 Index Fund	12,347,531	1,420,245	2,510,889	116,850	965,692	12,339,429	—	—
LVIP SSGA Small-Cap Index Fund	1,025,945	141,654	463,169	29,917	17,251	751,598	—	—
LVIP SSGA Small-Mid Cap 200 Fund	343,939	66,658	34,422	638	4,694	381,507	—	—
LVIP T. Rowe Price Growth Stock Fund	680,927	753,683	92,987	812	156,496	1,498,931	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	675,222	76,191	85,838	924	83,921	750,420	—	—
LVIP Western Asset Core Bond Fund	794,887	949,128	141,090	(3,052)	45,411	1,645,284	—	—

Total	$31,879,514	$7,021,059	$6,738,410	$121,563	$2,950,624	$35,234,350	$—	$—

*Issuer was not an investment of the Fund at June 30, 2017.

LVIP Managed Risk Profile Target Maturity Funds–35

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Purchases	$4,853,493	$16,763,063	$15,752,785	$13,791,352	$7,357,024
Sales	9,543,812	33,912,938	28,027,988	23,223,058	7,497,810

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Cost of investments	$27,881,366	$90,472,001	$111,288,595	$74,265,759	$31,526,551

Aggregate unrealized appreciation	$9,301,381	$38,990,956	$44,917,979	$36,469,632	$8,774,795
Aggregate unrealized depreciation	—	(57,213)	(41,014)	(290,819)	(60,412)

Net unrealized appreciation	$9,301,381	$38,933,743	$44,876,965	$36,178,813	$8,714,383

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1 Investments: Assets:	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Affiliated Investments	$34,509,498	$120,506,777	$144,493,456	$100,964,314	$35,234,350
Unaffiliated Investments	2,673,249	8,898,967	11,672,104	9,480,258	5,006,584

Total	$37,182,747	$129,405,744	$156,165,560	$110,444,572	$40,240,934

Derivatives:
Assets:
Future Contracts:	$17,715	$78,718	$123,728	$80,541	$39,384

Liabilities:
Future Contracts:	$(7,026)	$(39,567)	$(65,651)	$(41,927)	$(18,118)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk Profile Target Maturity Funds–36

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	146,588	1,056,730	704,562	1,475,696	806,701	2,148,253
Service Class	105,513	99,354	78,892	225,760	159,543	329,050
Shares reinvested:
Standard Class	—	185,050	—	449,943	—	527,983
Service Class	—	33,601	—	88,915	—	92,590

	252,101	1,374,735	783,454	2,240,314	966,244	3,097,876

Shares redeemed:
Standard Class	(462,805)	(1,172,712)	(1,872,866)	(2,915,248)	(1,719,342)	(3,019,887)
Service Class	(93,804)	(74,580)	(175,250)	(294,935)	(97,003)	(331,175)

	(556,609)	(1,247,292)	(2,048,116)	(3,210,183)	(1,816,345)	(3,351,062)

Net increase (decrease)	(304,508)	127,443	(1,264,662)	(969,869)	(850,101)	(253,186)

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	523,310	1,282,707	405,412	799,554
Service Class	278,138	377,128	119,889	294,151
Shares reinvested:
Standard Class	—	319,758	—	75,662
Service Class	—	83,747	—	17,997

	801,448	2,063,340	525,301	1,187,364

Shares redeemed:
Standard Class	(1,252,481)	(1,651,279)	(410,057)	(474,619)
Service Class	(265,799)	(372,424)	(40,120)	(37,425)

	(1,518,280)	(2,023,703)	(450,177)	(512,044)

Net increase (decrease)	(716,832)	39,637	75,124	675,320

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in the value caused by interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds’ investments; to facilitate in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP Managed Risk Profile Target Maturity Funds–37

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, each Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Funds’ investments.

LVIP Managed Risk Profile 2010 Fund

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$14,803	Unrealized depreciation on futures contracts	$(286)
Future contracts (Currency contracts)	Unrealized appreciation on futures contracts	2,912	Unrealized depreciation on futures contracts	(6,740)

Total		$17,715		$(7,026)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(167,681)	$19,117
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,681)	(14,267)

Total		$(174,362)	$4,850

LVIP Managed Risk Profile 2020 Fund

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$67,071	Unrealized depreciation on futures contracts	$(1,715)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	11,647	Unrealized depreciation on futures contracts	(37,852)

Total		$78,718		$(39,567)

LVIP Managed Risk Profile Target Maturity Funds–38

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2020 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(700,008)	$79,308
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(33,374)	(68,591)

Total		$(733,382)	$10,717

LVIP Managed Risk Profile 2030 Fund

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$106,258	Unrealized depreciation on futures contracts	$(3,429)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	17,470	Unrealized depreciation on futures contracts	(62,222)

Total		$123,728		$(65,651)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(851,750)	$123,764
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(85,750)	(90,111)

Total		$(937,500)	$33,653

LVIP Managed Risk Profile 2040 Fund

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$71,806	Unrealized depreciation on futures contracts	$(2,000)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	8,735	Unrealized depreciation on futures contracts	(39,927)

Total		$80,541		$(41,927)

LVIP Managed Risk Profile Target Maturity Funds–39

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2040 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(617,222)	$89,676
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(55,924)	(61,820)

Total		$(673,146)	$27,856

LVIP Managed Risk Profile 2050 Fund

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$39,384	Unrealized depreciation on futures contracts	$—
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	(18,118)

Total		$39,384		$(18,118)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(287,449)	$65,222
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(47,504)	(22,862)

Total		$(334,953)	$42,360

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2017.

	Long Derivative Volume Future Contracts (Average Notional Value)	Short Derivative Volume Future Contracts (Average Notional Value)
LVIP Managed Risk Profile 2010 Fund	$—	$2,367,316
LVIP Managed Risk Profile 2020 Fund	—	10,536,234
LVIP Managed Risk Profile 2030 Fund	—	13,507,926
LVIP Managed Risk Profile 2040 Fund	—	9,478,840
LVIP Managed Risk Profile 2050 Fund	—	3,643,752

LVIP Managed Risk Profile Target Maturity Funds–40

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Managed Risk Profile Target Maturity Funds–41

LVIP MFS International Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP MFS International Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,168.80	0.20%	$1.08
Service Class Shares	1,000.00	1,167.30	0.45%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.87%
Equity Fund	9.33%
International Equity Funds	83.54%
Unaffiliated Investment	6.61%
Money Market Fund	6.61%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.87%
Equity Fund–9.33%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	567,780	$23,489,641

		23,489,641

International Equity Funds–83.54%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	10,021,460	163,359,816
MFS® Variable Insurance Trust II–
XMFS® Research International Portfolio	2,976,004	46,842,308

		210,202,124

Total Affiliated Investments (Cost $195,368,236)		233,691,765

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.61%
Money Market Fund–6.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	16,615,647	$16,615,647

Total Unaffiliated Investment (Cost $16,615,647)		16,615,647

TOTAL VALUE OF SECURITIES–99.48% (Cost $211,983,883)	250,307,412
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	1,317,271

NET ASSETS APPLICABLE TO 23,760,790 SHARES OUTSTANDING–100.00%	$251,624,683

*	Standard Class shares.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
39	British Pound	$3,127,430	$3,179,719	9/19/17	$52,289	$—
41	Euro	5,811,102	5,876,838	9/19/17	65,736	—
36	Japanese Yen	4,143,258	4,009,500	9/19/17	—	(133,758)

					118,025	(133,758)

Equity Contracts:
19	E-mini S&P 500 Index	2,305,161	2,299,855	9/18/17	—	(5,306)
155	Euro STOXX 50 Index	6,291,792	6,074,011	9/18/17	—	(217,781)
36	FTSE 100 Index	3,486,775	3,395,878	9/18/17	—	(90,897)
22	Nikkei 225 Index (OSE)	3,934,494	3,915,893	9/8/17	—	(18,601)

					—	(332,585)

Total					$118,025	$(466,343)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes,which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$233,691,765
Unaffiliated investment, at value	16,615,647

Total investments, at value	250,307,412
Foreign currencies collateral held at broker for futures contracts, at value	1,825,157
Receivable for fund shares sold	518,804
Unrealized appreciation on futures contracts	118,025
Foreign currencies, at value	113,952
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	21,412
Dividends receivable from investments	10,341

TOTAL ASSETS	252,915,103

LIABILITIES:
Cash collateral due to broker for futures contracts, at value	493,567
Unrealized depreciation on futures contracts	466,343
Due to manager and affiliates	108,524
Cash due to custodian	91,319
Payable for fund shares redeemed	77,872
Payable for investments purchased	30,398
Accrued expenses payable	22,397

TOTAL LIABILITIES	1,290,420

TOTAL NET ASSETS	$251,624,683

Affiliated investments, at cost	$195,368,236
Unaffiliated investment, at cost	16,615,647

Total investments, at cost	$211,983,883

Foreign currencies collateral held at broker, at cost	$518,804
Foreign Currencies, at cost	$114,104

Standard Class:
Net Assets	$10,936
Shares Outstanding	1,032
Net Asset Value Per Share	$10.600	*

Service Class:
Net Assets	$251,613,747
Shares Outstanding	23,759,758
Net Asset Value Per Share	$10.590

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$231,928,467
Undistributed net investment income	123,465
Accumulated net realized loss on investments	(18,402,309)
Net unrealized appreciation of investments, derivatives and foreign currencies	37,975,060

TOTAL NET ASSETS	$251,624,683

*	Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$42,973

EXPENSES:
Management fees	988,990
Distribution fees-Service Class	290,867
Accounting and administration expenses	23,168
Professional fees	17,278
Reports and statements to shareholders	12,251
Shareholder servicing fees	12,118
Trustees’ fees and expenses	3,087
Custodian fees	2,215
Consulting fees	2,056
Pricing fees	105
Other	730

1,352,865
Less:
Management fees waived	(756,286)
Expenses reimbursed	(73,008)

Total operating expenses	523,571

NET INVESTMENT LOSS	(480,598)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	508,453
Foreign currencies	64,119
Futures contracts	2,166,216

Net realized gain	2,738,788

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	34,493,827
Foreign currencies	44
Futures contracts	(594,104)

Net change in unrealized appreciation (depreciation)	33,899,767

NET REALIZED AND UNREALIZED GAIN	36,638,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,157,957

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(480,598)	$2,284,270
Net realized gain (loss)	2,738,788	(16,215,767)
Net change in unrealized appreciation (depreciation)	33,899,767	10,969,401

Net increase (decrease) in net assets resulting from operations	36,157,957	(2,962,096)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(122)
Service Class	—	(2,278,940)

	—	(2,279,062)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	22,638,148	61,566,775
Reinvestment of dividends and distributions:
Standard Class	—	122
Service Class	—	2,278,940

	22,638,148	63,845,837

Cost of shares redeemed:
Service Class	(21,924,462)	(25,766,789)

	(21,924,462)	(25,766,789)

Increase in net assets derived from capital share transactions	713,686	38,079,048

NET INCREASE IN NET ASSETS	36,871,643	32,837,890
NET ASSETS:
Beginning of period	214,753,040	181,915,150

End of period	$251,624,683	$214,753,040

Undistributed net investment income	$123,465	$604,063

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	Year Ended 12/31/15	12/31/14	5/1/13[3] to 12/31/13
Net asset value, beginning of period	$9.069		$9.313	$9.389	$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.008)		0.129	0.116	0.111	0.132
Net realized and unrealized gain (loss)	1.539		(0.253)	(0.102)	(0.837)	0.128

Total from investment operations	1.531		(0.124)	0.014	(0.726)	0.260

Less dividends and distributions from:
Net investment income	—		(0.120)	(0.090)	(0.080)	(0.063)
Return of capital	—		—	—	—	(0.002)

Total dividends and distributions	—		(0.120)	(0.090)	(0.080)	(0.065)

Net asset value, end of period	$10.600		$9.069	$9.313	$9.389	$10.195

Total return[5]	16.88%		(1.32% )	0.13%	(7.12% )	2.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11		$9	$9	$10	$513
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed [6]	0.91%		0.92%	0.94%	0.97%	1.32%
Ratio of net investment income (loss) to average net assets	(0.16%	)	1.40%	1.19%	1.10%	1.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.87%	)	0.68%	0.45%	0.33%	0.87%
Portfolio turnover	7%		35%	5%	10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	Year Ended 12/31/15	12/31/14	5/1/13[3] to 12/31/13
Net asset value, beginning of period	$9.072		$9.315	$9.391	$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.106	0.091	0.084	0.116
Net realized and unrealized gain (loss)	1.538		(0.252)	(0.101)	(0.833)	0.127

Total from investment operations	1.518		(0.146)	(0.010)	(0.749)	0.243

Less dividends and distributions from:
Net investment income	—		(0.097)	(0.066)	(0.055)	(0.046)
Return of capital	—		—	—	—	(0.002)

Total dividends and distributions	—		(0.097)	(0.066)	(0.055)	(0.048)

Net asset value, end of period	$10.590		$9.072	$9.315	$9.391	$10.195

Total return[5]	16.73%		(1.55% )	(0.13% )	(7.35% )	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,614		$214,744	$181,906	$94,507	$41,935
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.16%		1.17%	1.19%	1.22%	1.57%
Ratio of net investment income (loss) to average net assets	(0.41%	)	1.15%	0.94%	0.85%	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.12%	)	0.43%	0.20%	0.08%	0.62%
Portfolio turnover	7%		35%	5%	10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of fund structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013 - December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The fees are calculated daily and paid monthly.

SSGA Funds Management, Inc. (the “Sub-Adviser”), is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$6,509
Legal	1,572

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,085 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$21,412
Management fees payable to LIAC	41,520
Distribution fees payable to LFD	51,898
Shareholder servicing fees payable to Lincoln Life	6,021
Printing and mailing fees payable to Lincoln Life	9,085

Certain officers and trustees of the Fund are also officers or directors of the Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$140,205,056	$7,790,779	$11,328,735	$432,864	$26,259,852	$163,359,816	$—	$—
LVIP MFS Value Fund	19,818,523	3,170,740	1,303,366	19,654	1,784,090	23,489,641	—	—
MFS® Research International Portfolio	39,619,551	3,187,037	2,470,100	55,935	6,449,885	46,842,308	—	—

Total	$199,643,130	$14,148,556	$15,102,201	$508,453	$34,493,827	$233,691,765	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,148,556
Sales	15,102,201

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$211,983,883

Aggregate unrealized appreciation	$38,323,529
Aggregate unrealized depreciation	—

Net unrealized appreciation	$38,323,529

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$10,301,927	$8,422,762	$18,724,689

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$233,691,765
Unaffiliated Investment	16,615,647

Total Investments	$250,307,412

Derivatives:
Assets:
Futures Contracts	$118,025

Liabilities:
Futures Contracts	$(466,343)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Service Class	2,294,454	6,683,150
Shares reinvested:
Standard Class	—	14
Service Class	—	251,851

	2,294,454	6,935,015

Shares redeemed:
Service Class	(2,205,179)	(2,793,542)

	(2,205,179)	(2,793,542)

Net increase	89,275	4,141,473

LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	$118,025	Unrealized depreciation on futures contracts	$(133,758)
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	(332,585)

Total		$118,025		$(466,343)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$486,903	$140,040
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,679,313	(734,144)

Total		$2,166,216	$(594,104)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$27,072,292	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Equity Managed Volatility Fund–14

LVIP MFS International Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP MFS International Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,189.40	0.78%	$4.23
Service Class Shares	1,000.00	1,188.00	1.03%	5.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets
Common Stock	98.93%
Australia	1.65%
Brazil	0.33%
Canada	4.16%
China	2.85%
Denmark	1.38%
France	17.55%
Germany	11.32%
Hong Kong	3.15%
India	2.21%
Ireland	0.75%
Israel	1.91%
Italy	0.88%
Japan	9.32%
Mexico	0.74%
Netherlands	1.55%
Peru	0.60%
Republic of Korea	0.25%
Singapore	1.18%
Spain	1.71%
Sweden	0.93%
Switzerland	14.24%
Taiwan	2.01%
United Kingdom	13.88%
United States	4.38%
Money Market Fund	0.61%
Total Value of Securities	99.54%
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.09%
Air Freight & Logistics	0.31%
Banks	5.43%
Beverages	4.97%
Building Products	0.89%
Capital Markets	2.71%
Chemicals	6.82%
Commercial Services & Supplies	1.11%
Communications Equipment	0.93%
Consumer Finance	0.74%
Diversified Financial Services	0.40%
Electrical Equipment	3.00%
Electronic Equipment, Instruments & Components	0.72%
Food & Staples Retailing	1.14%
Food Products	6.23%
Health Care Equipment & Supplies	3.72%
Health Care Providers & Services	1.44%
Hotels, Restaurants & Leisure	3.52%
Household Products	2.18%
Insurance	3.14%
Internet Software & Services	2.75%
IT Services	5.09%
Leisure Products	0.19%
Life Sciences Tools & Services	2.52%
Machinery	0.78%
Media	1.98%
Oil, Gas & Consumable Fuels	1.77%
Personal Products	2.98%
Pharmaceuticals	8.94%
Professional Services	1.87%
Road & Rail	2.54%
Semiconductors & Semiconductor Equipment	2.30%
Software	5.95%
Textiles, Apparel & Luxury Goods	4.91%
Tobacco	1.70%
Trading Companies & Distributors	0.92%
Transportation Infrastructure	0.14%
Wireless Telecommunication Services	1.11%
Total	98.93%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	4.27%
Roche Holding	3.55%
AIA Group	3.14%
SAP	2.75%
Canadian National Railway	2.54%
Pernod Ricard	2.49%
Novartis	2.46%
Accenture Class A	2.43%
LVMH Moet Hennessy Louis Vuitton	2.34%
L’Oreal	2.26%
Total	28.23%

IT–Information Technology

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.93%
Australia–1.65%
Brambles	1,133,025	$8,473,303
Caltex Australia	299,288	7,271,335
Oil Search	1,585,764	8,312,340

		24,056,978

Brazil–0.33%
Ambev ADR	877,240	4,816,048

		4,816,048

Canada–4.16%
Canadian National Railway	456,286	36,981,980
Element Fleet Management	847,919	5,819,308
Ritchie Bros Auctioneers	265,201	7,619,825
Suncor Energy	349,522	10,212,360

		60,633,473

☐China–2.85%
†Alibaba Group Holding ADR	175,173	24,681,876
†Baidu ADR	65,930	11,792,240
†Yum China Holdings	126,235	4,977,446

		41,451,562

Denmark–1.38%
Carlsberg Class B	77,666	8,297,051
Novo Nordisk Class B	276,552	11,843,096

		20,140,147

France–17.55%
Air Liquide	171,027	21,135,624
Danone	380,369	28,590,395
Dassault Systemes	209,055	18,741,228
Essilor International	120,189	15,292,309
Kering	75,063	25,565,642
Legrand	93,428	6,535,913
L’Oreal	158,006	32,917,099
LVMH Moet Hennessy Louis Vuitton	136,797	34,107,780
Pernod Ricard	271,354	36,338,937
Publicis Groupe	161,854	12,073,308
†Schneider Electric	317,060	24,360,490

		255,658,725

Germany–11.32%
Bayer	238,645	30,854,741
Brenntag	230,465	13,340,273
Fresenius Medical Care & Co.	217,476	20,907,004
GEA Group	278,088	11,380,260
Linde	106,797	20,223,984
†QIAGEN	381,802	12,700,689
SAP	383,264	40,031,778
Symrise	218,683	15,490,660

		164,929,389

∎Hong Kong–3.15%
AIA Group	6,262,000	45,757,206

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Dairy Farm International Holdings	16,900	$133,172

		45,890,378

India–2.21%
†Adani Ports & Special Economic Zone	350,739	1,969,999
HDFC Bank ADR	257,511	22,395,732
ITC	1,560,354	7,812,935

		32,178,666

Ireland–0.75%
Paddy Power Betfair	102,995	10,973,130

		10,973,130

Israel–1.91%
Nice ADR	353,696	27,842,949

		27,842,949

Italy–0.88%
Prysmian	435,878	12,819,330

		12,819,330

Japan–9.32%
AEON Financial Service	511,000	10,803,805
Bandai Namco Holdings	83,200	2,833,127
Japan Tobacco	484,800	17,012,719
Keyence	23,800	10,440,471
Obic	227,400	13,950,300
Shiseido	297,300	10,557,157
SoftBank Group	199,800	16,159,863
Sundrug	440,400	16,406,099
Terumo	511,800	20,135,275
TOTO	340,800	12,998,729
Yamato Holdings	223,900	4,535,729

		135,833,274

Mexico–0.74%
Grupo Financiero Banorte	1,220,402	7,743,194
Grupo Financiero Inbursa	1,796,649	3,065,898

		10,809,092

Netherlands–1.55%
Akzo Nobel	259,810	22,579,098

		22,579,098

Peru–0.60%
Credicorp	48,353	8,674,045

		8,674,045

Republic of Korea–0.25%
NAVER	4,965	3,636,472

		3,636,472

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.18%
DBS Group Holdings	1,138,400	$17,149,385

		17,149,385

Spain–1.71%
Amadeus IT Group	416,266	24,889,190

		24,889,190

Sweden–0.93%
Telefonaktiebolaget LM Ericsson Class B	1,891,416	13,526,632

		13,526,632

Switzerland–14.24%
†Julius Baer Group	246,892	12,989,573
Nestle	714,377	62,169,945
Novartis	430,277	35,807,805
Roche Holding	203,038	51,707,039
Sika Bearer Shares	1,336	8,582,501
Sonova Holding	59,907	9,727,312
†UBS Group	1,561,928	26,452,926

		207,437,101

Taiwan–2.01%
MediaTek	743,000	6,362,640
Taiwan Semiconductor Manufacturing ADR	654,031	22,864,924

		29,227,564

United Kingdom–13.88%
Burberry Group	549,264	11,882,610
Compass Group	939,667	19,826,689
Croda International	225,077	11,388,937
Diageo	778,137	22,990,897
Experian	542,449	11,127,575
HSBC Holdings	2,168,487	20,100,870
Intertek Group	292,194	16,048,556
Reckitt Benckiser Group	312,727	31,705,110
†Rolls-Royce Holdings	1,365,584	15,847,369
Smith & Nephew	523,418	9,032,867
Whitbread	298,745	15,435,614
WPP	797,781	16,770,588

		202,157,682

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–4.38%
Accenture Class A	285,877	$35,357,267
†Mellanox Technologies	99,626	4,313,806
†Mettler-Toledo International	40,890	24,065,401

		63,736,474

Total Common Stock (Cost $1,191,545,514)		1,441,046,784

MONEY MARKET FUND–0.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	8,911,247	8,911,247

Total Money Market Fund (Cost $8,911,247)		8,911,247

TOTAL VALUE OF SECURITIES–99.54% (Cost $1,200,456,761)	1,449,958,031
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	6,727,217

NET ASSETS APPLICABLE TO 89,359,359 SHARES OUTSTANDING–100.00%	$1,456,685,248

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,276,212,161 / 78,289,941 Shares)	$16.301

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($180,473,087 / 11,069,418 Shares)	$16.304

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,244,620,549
Undistributed net investment income	13,576,485
Accumulated net realized loss on investments	(51,069,393)
Net unrealized appreciation of investments and foreign currencies	249,557,607

TOTAL NET ASSETS	$1,456,685,248

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $830,704 due to manager and affiliates, $36,708 payable for securities purchased and $370,939 payable for fund shares redeemed as of June 30, 2017.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$18,853,689
Interest	12,578
Foreign tax withheld	(1,813,323)

17,052,944

EXPENSES:
Management fees	4,498,473
Distribution fees-Service Class	213,057
Accounting and administration expenses	135,090
Custodian fees	72,903
Shareholder servicing fees	57,803
Reports and statements to shareholders	30,126
Professional fees	29,057
Trustees’ fees and expenses	14,228
Pricing fees	6,673
Consulting fees	2,060
Other	5,767

5,065,237
Less:
Management fees waived	(565,099)

Total operating expenses	4,500,138

NET INVESTMENT INCOME	12,552,806

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	10,446,009
Foreign currencies	28,665
Foreign currency exchange contracts	281,359

Net realized gain	10,756,033

Net change in unrealized appreciation (depreciation) of:
Investments	161,069,205
Foreign currencies	320,330
Foreign currency exchange contracts	1,313

Net change in unrealized appreciation (depreciation)	161,390,848

NET REALIZED AND UNREALIZED GAIN	172,146,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,699,687

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,552,806	$17,682,002
Net realized gain (loss)	10,756,033	(18,987,032)
Net change in unrealized appreciation (depreciation)	161,390,848	28,750,515

Net increase in net assets resulting from operations	184,699,687	27,445,485

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(14,282,757)
Service Class	—	(2,093,631)

	—	(16,376,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	339,750,435	116,388,090
Service Class	13,239,435	21,445,904
Reinvestment of dividends and distributions:
Standard Class	—	14,282,757
Service Class	—	2,093,631

	352,989,870	154,210,382

Cost of shares redeemed:
Standard Class	(78,113,125)	(422,621,307)
Service Class	(20,006,349)	(23,888,650)

	(98,119,474)	(446,509,957)

Increase (decrease) in net assets derived from capital share transactions	254,870,396	(292,299,575)

NET INCREASE (DECREASE) IN NET ASSETS	439,570,083	(281,230,478)
NET ASSETS:
Beginning of period	1,017,115,165	1,298,345,643

End of period	$1,456,685,248	$1,017,115,165

Undistributed net investment income	$13,576,485	$1,023,679

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.705	$13.700	$13.694	$14.580	$12.935	$10.913

Income (loss) from investment operations:
Net investment income[2]	0.174	0.207	0.162	0.233	0.133	0.155
Net realized and unrealized gain (loss)	2.422	0.018	0.013	(0.968)	1.625	1.960

Total from investment operations	2.596	0.225	0.175	(0.735)	1.758	2.115

Less dividends and distributions from:
Net investment income	—	(0.220)	(0.169)	(0.151)	(0.113)	(0.093)

Total dividends and distributions	—	(0.220)	(0.169)	(0.151)	(0.113)	(0.093)

Net asset value, end of period	$16.301	$13.705	$13.700	$13.694	$14.580	$12.935

Total return[3]	18.94%	1.66%	1.29%	(5.05% )	13.61%	19.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,276,212	$859,431	$1,140,787	$793,036	$608,707	$163,120
Ratio of expenses to average net assets	0.78%	0.78%	0.78%	0.79%	0.86%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.88%	0.88%	0.89%	0.95%	1.06%
Ratio of net investment income to average net assets	2.34%	1.49%	1.14%	1.62%	0.96%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	1.39%	1.04%	1.52%	0.87%	1.24%
Portfolio turnover	9%	20%	27%	22%	29%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.724	$13.719	$13.711	$14.597	$12.952	$10.928

Income (loss) from investment operations:
Net investment income[2]	0.156	0.173	0.127	0.197	0.097	0.125
Net realized and unrealized gain (loss)	2.424	0.018	0.015	(0.968)	1.626	1.962

Total from investment operations	2.580	0.191	0.142	(0.771)	1.723	2.087

Less dividends and distributions from:
Net investment income	—	(0.186)	(0.134)	(0.115)	(0.078)	(0.063)

Total dividends and distributions	—	(0.186)	(0.134)	(0.115)	(0.078)	(0.063)

Net asset value, end of period	$16.304	$13.724	$13.719	$13.711	$14.597	$12.952

Total return[3]	18.80%	1.41%	1.05%	(5.29% )	13.32%	19.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,473	$157,684	$157,559	$157,869	$159,496	$137,989
Ratio of expenses to average net assets	1.03%	1.03%	1.03%	1.04%	1.11%	1.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.13%	1.13%	1.14%	1.20%	1.31%
Ratio of net investment income to average net assets	2.09%	1.24%	0.89%	1.37%	0.71%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%	1.14%	0.79%	1.27%	0.62%	0.99%
Portfolio turnover	9%	20%	27%	22%	29%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (“the Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $1,044 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of average daily net assets of the Fund, and 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of average daily net assets of the Fund in excess of $250 million. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of average daily net assets of the Fund and 0.10% of average daily net assets in excess of $400 million. This agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$30,113
Legal	7,270

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $22,851 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$740,267
Distribution fees payable to LFD	37,718
Shareholder servicing fees payable to Lincoln Life	29,868
Printing and mailing fees payable to Lincoln Life	22,851

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $591,131 and securities sales of $903,006.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$363,635,985
Sales	98,464,295

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,200,456,761

Aggregate unrealized appreciation	$305,316,008
Aggregate unrealized depreciation	(55,814,738)

Net unrealized appreciation	$249,501,270

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$24,423,915	$—	$18,857,241	$43,281,156

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$1,441,046,784
Money Market Fund	8,911,247

Total Investments	$1,449,958,031

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended	Year Ended
	6/30/17	12/31/16
Shares sold:
Standard Class	20,824,634	8,524,509
Service Class	883,118	1,566,251
Shares reinvested:
Standard Class	—	1,051,608
Service Class	—	153,919

	21,707,752	11,296,287

Shares redeemed:
Standard Class	(5,242,814)	(30,136,430)
Service Class	(1,302,973)	(1,715,738)

	(6,545,787)	(31,852,168)

Net increase (decrease)	15,161,965	(20,555,881)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$281,359	$1,313

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,833,742	$896,596

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP MFS International Growth Fund–14

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Growth Fund–15

LVIP MFS Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP MFS Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,090.80	0.66%	$3.42
Service Class Shares	1,000.00	1,089.50	0.91%	4.71
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Service Class Shares	1,000.00	1,020.28	0.91%	4.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.46%
Aerospace & Defense	3.52%
Air Freight & Logistics	1.46%
Auto Components	1.04%
Automobiles	0.18%
Banks	13.54%
Beverages	1.62%
Building Products	2.20%
Capital Markets	7.77%
Chemicals	3.51%
Consumer Finance	0.98%
Containers & Packaging	0.49%
Diversified Telecommunication Services	0.84%
Electric Utilities	1.59%
Electrical Equipment	0.92%
Energy Equipment & Services	1.47%
Equity Real Estate Investment Trusts	0.39%
Food & Staples Retailing	1.59%
Food Products	3.75%
Health Care Equipment & Supplies	5.24%
Health Care Providers & Services	1.92%
Household Durables	0.18%
Household Products	0.49%
Industrial Conglomerates	3.97%
Insurance	7.80%
IT Services	5.55%
Life Sciences Tools & Services	1.24%
Machinery	2.04%
Media	4.22%
Multiline Retail	0.23%
Oil, Gas & Consumable Fuels	3.19%
Personal Products	0.40%
Pharmaceuticals	7.03%
Professional Services	0.45%
Road & Rail	1.31%
Semiconductors & Semiconductor Equipment	1.29%
Software	0.22%
Specialty Retail	0.21%
Textiles, Apparel & Luxury Goods	0.43%
Tobacco	4.19%
Money Market Fund	2.17%
Total Value of Securities	100.63%
Liabilities Net of Receivables and Other Assets	(0.63%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase & Co.	4.52%
Philip Morris International	3.69%
Johnson & Johnson	3.52%
Wells Fargo & Co.	3.28%
Accenture Class A	2.64%
Medtronic	2.55%
US Bancorp	2.21%
Johnson Controls International	2.20%
3M	2.17%
Citigroup	2.14%
Total	28.92%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.46%
Aerospace & Defense–3.52%
Lockheed Martin	53,394	$14,822,708
Northrop Grumman	68,708	17,638,031
United Technologies	128,882	15,737,781

		48,198,520

Air Freight & Logistics–1.46%
United Parcel Service Class B	180,470	19,958,177

		19,958,177

Auto Components–1.04%
Delphi Automotive	163,117	14,297,205

		14,297,205

Automobiles–0.18%
Harley-Davidson	45,916	2,480,382

		2,480,382

Banks–13.54%
Citigroup	437,496	29,259,733
JPMorgan Chase & Co.	678,078	61,976,329
PNC Financial Services Group	151,660	18,937,784
US Bancorp	584,401	30,342,100
Wells Fargo & Co.	812,549	45,023,340

		185,539,286

Beverages–1.62%
Diageo	478,194	14,128,757
PepsiCo	69,897	8,072,405

		22,201,162

Building Products–2.20%
Johnson Controls International	695,198	30,143,785

		30,143,785

Capital Markets–7.77%
Bank of New York Mellon	299,885	15,300,133
BlackRock	31,510	13,310,139
Franklin Resources	124,191	5,562,515
Goldman Sachs Group	129,725	28,785,978
Moody’s	78,378	9,537,035
Nasdaq	195,073	13,945,769
S&P Global	21,303	3,110,025
State Street	134,129	12,035,395
T. Rowe Price Group	66,616	4,943,573

		106,530,562

Chemicals–3.51%
EI du Pont de Nemours & Co.	65,160	5,259,064
Monsanto	45,934	5,436,748
PPG Industries	241,452	26,550,062
Sherwin-Williams	31,149	10,932,053

		48,177,927

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.98%
American Express	160,062	$13,483,623

		13,483,623

Containers & Packaging–0.49%
†Crown Holdings	112,449	6,708,707

		6,708,707

Diversified Telecommunication Services–0.84%
Verizon Communications	256,984	11,476,906

		11,476,906

Electric Utilities–1.59%
Duke Energy	209,298	17,495,220
Xcel Energy	94,216	4,322,630

		21,817,850

Electrical Equipment–0.92%
Eaton	161,997	12,608,227

		12,608,227

Energy Equipment & Services–1.47%
Schlumberger	305,561	20,118,136

		20,118,136

Equity Real Estate Investment Trusts–0.39%
Public Storage	25,778	5,375,486

		5,375,486

Food & Staples Retailing–1.59%
CVS Health	271,521	21,846,580

		21,846,580

Food Products–3.75%
Archer-Daniels-Midland	115,752	4,789,818
Danone	84,736	6,369,172
General Mills	193,074	10,696,300
JM Smucker	46,698	5,525,774
Nestle	276,298	24,045,331

		51,426,395

Health Care Equipment & Supplies–5.24%
Abbott Laboratories	454,129	22,075,211
Danaher	174,593	14,733,903
Medtronic	393,787	34,948,596

		71,757,710

Health Care Providers & Services–1.92%
Cigna	47,423	7,938,136
†Express Scripts Holding	100,776	6,433,540
McKesson	59,740	9,829,619
UnitedHealth Group	11,442	2,121,576

		26,322,871

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.18%
Newell Brands	46,486	$2,492,579

		2,492,579

Household Products–0.49%
Procter & Gamble	77,383	6,743,929

		6,743,929

Industrial Conglomerates–3.97%
3M	143,108	29,793,655
Honeywell International	184,636	24,610,132

		54,403,787

Insurance–7.80%
Aon	184,292	24,501,621
Chubb	192,324	27,960,063
MetLife	347,191	19,074,674
Prudential Financial	78,470	8,485,746
Travelers	212,825	26,928,747

		106,950,851

IT Services–5.55%
Accenture Class A	292,653	36,195,323
Amdocs	53,041	3,419,023
Cognizant Technology Solutions Class A	83,672	5,555,821
DXC Technology	42,211	3,238,428
Fidelity National Information Services	156,461	13,361,770
†Fiserv	51,700	6,324,978
International Business Machines	52,080	8,011,466

		76,106,809

Life Sciences Tools & Services–1.24%
Thermo Fisher Scientific	97,425	16,997,740

		16,997,740

Machinery–2.04%
Illinois Tool Works	82,915	11,877,574
Ingersoll-Rand	90,735	8,292,271
Stanley Black & Decker	55,179	7,765,341

		27,935,186

Media–4.22%
Comcast Class A	468,437	18,231,568
Interpublic Group	278,469	6,850,337
Omnicom Group	218,639	18,125,173
Time Warner	116,160	11,663,626
Walt Disney	27,665	2,939,406

		57,810,110

Multiline Retail–0.23%
Target	60,510	3,164,068

		3,164,068

Oil, Gas & Consumable Fuels–3.19%
Chevron	103,918	10,841,765

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources	130,469	$11,810,054
Exxon Mobil	148,302	11,972,420
Occidental Petroleum	152,007	9,100,659

		43,724,898

Personal Products–0.40%
Coty Class A	293,837	5,512,382

		5,512,382

Pharmaceuticals–7.03%
Johnson & Johnson	364,256	48,187,426
Merck & Co.	203,357	13,033,150
Novartis	38,997	3,245,344
Pfizer	863,703	29,011,784
Roche Holding	11,187	2,848,958

		96,326,662

Professional Services–0.45%
Equifax	44,804	6,156,966

		6,156,966

Road & Rail–1.31%
Canadian National Railway	99,385	8,055,154
Union Pacific	91,395	9,953,830

		18,008,984

Semiconductors & Semiconductor Equipment–1.29%
Texas Instruments	230,296	17,716,671

		17,716,671

Software–0.22%
Oracle	58,950	2,955,753

		2,955,753

Specialty Retail–0.21%
Advance Auto Parts	24,738	2,884,203

		2,884,203

Textiles, Apparel & Luxury Goods–0.43%
Hanesbrands	255,828	5,924,976

		5,924,976

Tobacco–4.19%
Altria Group	92,491	6,887,805
Philip Morris International	430,355	50,545,195

		57,433,000

Total Common Stock (Cost $832,325,717)		1,349,719,051

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	29,756,504	$29,756,504

Total Money Market Fund (Cost $29,756,504)		29,756,504

TOTAL VALUE OF SECURITIES–100.63% (Cost $862,082,221)	$1,379,475,555
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.63%)	(8,683,823)

NET ASSETS APPLICABLE TO 33,172,142 SHARES OUTSTANDING–100.00%	$1,370,791,732

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($419,058,287 / 10,129,251 Shares)	$41.371

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($951,733,445 / 23,042,891 Shares)	$41.303

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$817,442,888
Undistributed net investment income	12,249,030
Accumulated net realized gain on investments	23,697,880
Net unrealized appreciation of investments, derivatives and foreign currencies	517,401,934

TOTAL NET ASSETS	$1,370,791,732

†	Non-income producing for the period.

«	Includes $34,539 cash due to custodian, $551,411 payable for fund shares redeemed, $10,097,676 payable for securities purchased, and $948,535 due to manager and affiliates as of June 30, 2017.

The following foreign currency exchange contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	GBP	97,329	USD	(126,397)	7/3/17	$383	$ —
BNP	CHF	258,073	USD	(269,728)	7/3/17	—	(543)
BNP	EUR	50,119	USD	(57,239)	7/3/17	13	—

Total						$396	$(543)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

BBH–Brown Brothers Harriman, & Co.

BNP–Banque Paribas

CHF–Swiss Franc

EUR–Euro

GBP–British Pound Sterling

IT–Information Technology

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$15,214,035
Interest	8,957
Foreign tax withheld	(153,405)

15,069,587

EXPENSES:
Management fees	3,940,569
Distribution fees-Service Class	1,143,606
Accounting and administration expenses	161,361
Shareholder servicing fees	64,770
Reports and statements to shareholders	53,531
Professional fees	26,115
Trustees’ fees and expenses	17,474
Custodian fees	10,865
Consulting fees	2,252
Pricing fees	734
Other	8,381

Total operating expenses	5,429,658

NET INVESTMENT INCOME	9,639,929

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	21,193,432
Foreign currencies	2,895
Foreign currency exchange contracts	(1,126)

Net realized gain	21,195,201

Net change in unrealized appreciation (depreciation) of:
Investments	81,390,090
Foreign currencies	28,458
Foreign currency exchange contracts	(147)

Net change in unrealized appreciation (depreciation)	81,418,401

NET REALIZED AND UNREALIZED GAIN	102,613,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,253,531

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,639,929	$20,451,831
Net realized gain	21,195,201	29,063,826
Net change in unrealized appreciation (depreciation)	81,418,401	103,916,094

Net increase in net assets resulting from operations	112,253,531	153,431,751

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,655,471)
Service Class	—	(14,918,897)
Net realized gain:
Standard Class	—	(13,152,045)
Service Class	—	(36,469,491)

	—	(71,195,904)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	55,707,619	146,594,666
Service Class	38,106,929	62,478,291
Reinvestment of dividends and distributions:
Standard Class	—	19,807,516
Service Class	—	51,388,388

	93,814,548	280,268,861

Cost of shares redeemed:
Standard Class	(24,763,461)	(38,272,399)
Service Class	(63,872,615)	(120,418,378)

	(88,636,076)	(158,690,777)

Increase in net assets derived from capital share transactions	5,178,472	121,578,084

NET INCREASE IN NET ASSETS	117,432,003	203,813,931
NET ASSETS:
Beginning of period	1,253,359,729	1,049,545,798

End of period	$1,370,791,732	$1,253,359,729

Undistributed net investment income	$12,249,030	$2,609,101

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$37.927	$35.359	$37.268	$34.526	$25.797	$22.445

Income (loss) from investment operations:
Net investment income[2]	0.328	0.728	0.757	0.815	0.548	0.517
Net realized and unrealized gain (loss)	3.116	4.166	(0.990)	2.815	8.718	3.143

Total from investment operations	3.444	4.894	(0.233)	3.630	9.266	3.660

Less dividends and distributions from:
Net investment income	—	(0.726)	(0.765)	(0.888)	(0.537)	(0.308)
Net realized gain	—	(1.600)	(0.911)	—	—	—

Total dividends and distributions	—	(2.326)	(1.676)	(0.888)	(0.537)	(0.308)

Net asset value, end of period	$41.371	$37.927	$35.359	$37.268	$34.526	$25.797

Total return[3]	9.08%	14.06%	(0.54% )	10.51%	35.96%	16.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$419,058	$354,924	$206,615	$161,935	$137,795	$91,949
Ratio of expenses to average net assets	0.66%	0.66%	0.66%	0.66%	0.68%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.66%	0.69%	0.69%
Ratio of net investment income to average net assets	1.66%	1.97%	2.04%	2.28%	1.78%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66%	1.97%	2.04%	2.28%	1.77%	2.09%
Portfolio turnover	7%	15%	15%	11%	16%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$37.912	$35.352	$37.262	$34.526	$25.804	$22.453

Income (loss) from investment operations:
Net investment income[2]	0.279	0.632	0.664	0.724	0.469	0.455
Net realized and unrealized gain (loss)	3.112	4.162	(0.991)	2.811	8.714	3.142

Total from investment operations	3.391	4.794	(0.327)	3.535	9.183	3.597

Less dividends and distributions from:
Net investment income	—	(0.634)	(0.672)	(0.799)	(0.461)	(0.246)
Net realized gain	—	(1.600)	(0.911)	—	—	—

Total dividends and distributions	—	(2.234)	(1.583)	(0.799)	(0.461)	(0.246)

Net asset value, end of period	$41.303	$37.912	$35.352	$37.262	$34.526	$25.804

Total return[3]	8.95%	13.78%	(0.79% )	10.23%	35.62%	16.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$951,734	$898,436	$842,931	$899,694	$868,365	$687,473
Ratio of expenses to average net assets	0.91%	0.91%	0.91%	0.91%	0.93%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.91%	0.94%	0.94%
Ratio of net investment income to average net assets	1.41%	1.72%	1.79%	2.03%	1.53%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.41%	1.72%	1.79%	2.03%	1.52%	1.84%
Portfolio turnover	7%	15%	15%	11%	16%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $26,818 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the average daily net assets of the Fund in excess of $1.5 billion. The fee is calculated daily and paid monthly.

Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$36,667
Legal	8,851

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $44,474 for the six months ended June 30, 2017.

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$677,096
Distribution fees payable to LFD	194,658
Shareholder servicing fees payable to Lincoln Life	32,307
Printing and mailing fees payable to Lincoln Life	44,474

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$84,459,006
Sales	86,623,432

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$862,082,221

Aggregate unrealized appreciation	$528,213,768
Aggregate unrealized depreciation	(10,820,434)

Net unrealized appreciation	$517,393,334

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,349,719,051	$—	$1,349,719,051
Money Market Fund	29,756,504	—	29,756,504

Total Investments	$1,379,475,555	$—	$1,379,475,555

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$396	$396

Liabilities:
Foreign Currency Exchange Contracts	$—	$(543)	$(543)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	1,393,806	4,014,702
Service Class	958,812	1,713,081
Shares reinvested:
Standard Class	—	532,008
Service Class	—	1,384,663

	2,352,618	7,644,454

Shares redeemed:
Standard Class	(622,534)	(1,032,089)
Service Class	(1,614,034)	(3,243,355)

	(2,236,568)	(4,275,444)

Net increase	116,050	3,369,010

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$396	Liabilities net of receivables and other assets	$(543)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,126)	$(147)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$8,229	$13,418

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP MFS Value Fund–13

LVIP MFS Value Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS Value Fund–14

LVIP Mondrian International Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Mondrian International Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,121.30	0.74%	$3.89
Service Class Shares	1,000.00	1,119.90	0.99%	5.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets
Common Stock	99.06%
Australia	1.30%
Denmark	1.06%
France	7.19%
Germany	10.02%
Hong Kong	2.77%
Italy	5.47%
Japan	17.46%
Netherlands	5.61%
Singapore	6.61%
Spain	5.50%
Sweden	4.49%
Switzerland	9.81%
Taiwan	1.84%
United Kingdom	19.93%
Preferred Stock	0.15%
Money Market Fund	0.20%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Auto Components	0.33%
Automobiles	6.10%
Banks	7.46%
Beverages	2.81%
Building Products	2.29%
Commercial Services & Supplies	3.23%
Communications Equipment	1.44%
Diversified Telecommunication Services	8.96%
Electric Utilities	5.56%
Electrical Equipment	4.37%
Energy Equipment & Services	1.21%
Equity Real Estate Investment Trusts	1.23%

Sector	Percentage of Net Assets
Food & Staples Retailing	5.09%
Food Products	2.87%
Health Care Equipment & Supplies	1.05%
Household Durables	0.63%
Industrial Conglomerates	1.24%
Insurance	8.16%
Media	1.16%
Multiline Retail	1.26%
Multi-Utilities	1.57%
Oil, Gas & Consumable Fuels	8.19%
Pharmaceuticals	11.65%
Road & Rail	0.92%
Semiconductors & Semiconductor Equipment	1.84%
Software	2.39%
Specialty Retail	2.19%
Technology Hardware, Storage & Peripherals	2.49%
Wireless Telecommunication Services	1.52%
Total	99.21%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Sanofi	3.43%
Royal Dutch Shell Class B	3.18%
Telia	3.04%
ABB	2.91%
Honda Motor	2.87%
GlaxoSmithKline	2.86%
Takeda Pharmaceutical	2.82%
Iberdrola	2.81%
Kirin Holdings	2.81%
Enel	2.75%
Total	29.48%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.06%
Australia–1.30%
QBE Insurance Group	1,669,261	$15,152,159

		15,152,159

Denmark–1.06%
ISS	313,642	12,318,579

		12,318,579

France–7.19%
Cie de Saint-Gobain	498,754	26,648,315
Sanofi	417,759	39,965,535
Societe Generale	319,073	17,168,261

		83,782,111

Germany–10.02%
Allianz	152,139	29,957,182
Bayerische Motoren Werke	51,783	4,807,221
Daimler	388,180	28,095,710
Deutsche Telekom	1,456,830	26,156,797
SAP	266,400	27,825,378

		116,842,288

∎Hong Kong–2.77%
China Mobile	1,671,000	17,732,083
CK Hutchison Holdings	250,500	3,144,305
#WH Group 144A	11,260,500	11,365,137

		32,241,525

Italy–5.47%
Enel	5,978,029	32,049,721
Eni	2,108,920	31,698,531

		63,748,252

Japan–17.46%
Canon	854,400	28,987,690
Honda Motor	1,227,900	33,449,972
Hoya	235,200	12,197,569
Isuzu Motors	238,200	2,935,276
Kirin Holdings	1,607,300	32,710,466
Kyushu Railway	332,500	10,775,395
Mitsubishi Electric	1,187,300	17,053,418
Santen Pharmaceutical	27,100	367,196
Sekisui Chemical	408,800	7,309,151
Sumitomo Electric Industries	250,200	3,848,375
Takeda Pharmaceutical	647,800	32,880,998
Tokio Marine Holdings	505,800	20,915,544

		203,431,050

Netherlands–5.61%
Koninklijke Ahold Delhaize	1,482,194	28,338,943
Royal Dutch Shell Class A	8	212
Royal Dutch Shell Class B	1,378,033	37,018,144

		65,357,299

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–6.61%
Ascendas Real Estate Investment Trust	7,556,800	$14,325,947
Jardine Matheson Holdings	175,700	11,279,940
Singapore Telecommunications	6,908,300	19,519,366
United Overseas Bank	1,899,281	31,894,953

		77,020,206

Spain–5.50%
Banco Santander	1,242,776	8,221,377
Iberdrola	4,140,326	32,785,280
Telefonica	2,241,978	23,143,382

		64,150,039

Sweden–4.49%
Telefonaktiebolaget LM Ericsson Class B	2,352,578	16,824,673
Telia	7,704,241	35,472,777

		52,297,450

Switzerland–9.81%
ABB	1,370,860	33,853,337
Nestle	254,176	22,120,124
Novartis	351,466	29,249,126
Zurich Insurance Group	99,922	29,083,565

		114,306,152

Taiwan–1.84%
Taiwan Semiconductor Manufacturing	721,000	4,941,765
Taiwan Semiconductor Manufacturing ADR	472,316	16,512,167

		21,453,932

United Kingdom–19.93%
Amec Foster Wheeler	1,506,447	9,166,800
BP	4,632,200	26,715,049
G4S	5,955,120	25,316,387
GlaxoSmithKline	1,564,965	33,336,211
John Wood Group	597,587	4,985,186
Kingfisher	6,506,727	25,483,383
Lloyds Banking Group	34,471,024	29,699,223
National Grid	1,472,998	18,260,342
Next	291,615	14,645,626
Pearson	1,506,457	13,567,817
†Tesco	14,116,533	31,035,700

		232,211,724

Total Common Stock (Cost $1,042,171,441)		1,154,312,766

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–0.15%
Bayerische Motoren Werke 4.96%	21,446	$1,768,017

Total Preferred Stock (Cost $1,547,482)		1,768,017

	Number of	Value
	Shares	(U.S. $)
MONEY MARKET FUND–0.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	2,381,107	$2,381,107

Total Money Market Fund (Cost $2,381,107)		2,381,107

TOTAL VALUE OF SECURITIES–99.41% (Cost $1,046,100,030)	$1,158,461,890
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	6,854,121

NET ASSETS APPLICABLE TO 67,605,099 SHARES OUTSTANDING–100.00%	$1,165,316,011

NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($855,716,248 / 49,622,485 Shares)	$17.245

NET ASSET VALUE PER SHARE –LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($309,599,763 / 17,982,614 Shares)	$17.217

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,045,687,778
Undistributed net investment income	25,969,869
Accumulated net realized loss on investments	(18,740,990)
Net unrealized appreciation of investments, foreign currencies and derivatives	112,399,354

TOTAL NET ASSETS	$1,165,316,011

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $11,365,137, which represents 0.98% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $2,445,004 payable for securities purchased, $508,499 payable for fund shares redeemed and $809,123 due to manager and affiliates as of June 30, 2017.

The following foreign currency exchange contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(1,098,932)	GBP	881,351	7/4/17	$1,746	$—
BNYM	EUR	(8,033)	USD	9,163	7/3/17	—	(13)
BNYM	GBP	241,081	USD	(312,685)	7/3/17	1,342	—
BNYM	HKD	5,357,281	USD	(686,373)	7/3/17	—	(136)
BNYM	JPY	(18,627,349)	USD	165,685	7/3/17	51	—

Total						$3,139	$(149)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–BNY Mellon

CHF–Swiss Franc

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$30,662,835
Foreign tax withheld	(2,751,425)

27,911,410

EXPENSES:
Management fees	3,939,625
Distribution fees-Service Class	386,629
Accounting and administration expenses	145,039
Shareholder servicing fees	58,527
Reports and statements to shareholders	54,242
Custodian fees	53,413
Professional fees	30,788
Trustees’ fees and expenses	15,719
Pricing fees	6,132
Consulting fees	2,132
Other	8,070

Total operating expenses	4,700,316

NET INVESTMENT INCOME	23,211,094

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,727,799
Foreign currencies	97,822
Foreign currency exchange contracts	(43,378)

Net realized gain	15,782,243

Net change in unrealized appreciation (depreciation) of:
Investments	93,906,947
Foreign currencies	307,004
Foreign currency exchange contracts	2,841

Net change in unrealized appreciation (depreciation)	94,216,792

NET REALIZED AND UNREALIZED GAIN	109,999,035

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,210,129

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,211,094	$36,563,542
Net realized gain (loss)	15,782,243	(30,897,624)
Net change in unrealized appreciation (depreciation)	94,216,792	38,509,145

Net increase in net assets resulting from operations	133,210,129	44,175,063

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(24,677,289)
Service Class	—	(8,247,101)
Net realized gain on investments:
Standard Class	—	(28,660,530)
Service Class	—	(10,618,052)

	—	(72,202,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,007,116	82,105,172
Service Class	10,233,960	26,244,518
Reinvestment of dividends and distributions:
Standard Class	—	53,337,819
Service Class	—	18,865,153

	25,241,076	180,552,662

Cost of shares redeemed:
Standard Class	(95,809,919)	(118,151,807)
Service Class	(38,038,492)	(45,004,057)

	(133,848,411)	(163,155,864)

Increase (decrease) in net assets derived from capital share transactions	(108,607,335)	17,396,798

NET INCREASE (DECREASE) IN NET ASSETS	24,602,794	(10,631,111)
NET ASSETS:
Beginning of period	1,140,713,217	1,151,344,328

End of period	$1,165,316,011	$1,140,713,217

Undistributed net investment income	$25,969,869	$2,758,775

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$15.381	$15.782	$16.942	$18.131	$15.243	$14.310

Income (loss) from investment operations:
Net investment income[2]	0.332	0.517	0.457	0.784	0.420	0.460
Net realized and unrealized gain (loss)	1.532	0.114	(1.101)	(1.234)	2.897	0.907

Total from investment operations	1.864	0.631	(0.644)	(0.450)	3.317	1.367

Less dividends and distributions from:
Net investment income	—	(0.470)	(0.516)	(0.739)	(0.429)	(0.434)
Net realized gain	—	(0.562)	—	—	—	—

Total dividends and distributions	—	(1.032)	(0.516)	(0.739)	(0.429)	(0.434)

Net asset value, end of period	$17.245	$15.381	$15.782	$16.942	$18.131	$15.243

Total return[3]	12.13%	4.01%	(3.79% )	(2.54% )	21.84%	9.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$855,716	$838,576	$842,056	$861,700	$808,623	$561,634
Ratio of expenses to average net assets	0.74%	0.73%	0.73%	0.73%	0.76%	0.83%
Ratio of net investment income to average net assets	4.05%	3.28%	2.61%	4.21%	2.50%	3.13%
Portfolio turnover	9%	21%	19%	18%	33%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$15.375	$15.777	$16.934	$18.122	$15.236	$14.306

Income (loss) from investment operations:
Net investment income[2]	0.311	0.477	0.412	0.736	0.381	0.422
Net realized and unrealized gain (loss)	1.531	0.114	(1.096)	(1.231)	2.891	0.906

Total from investment operations	1.842	0.591	(0.684)	(0.495)	3.272	1.328

Less dividends and distributions from:
Net investment income	—	(0.431)	(0.473)	(0.693)	(0.386)	(0.398)
Net realized gain	—	(0.562)	—	—	—	—

Total dividends and distributions	—	(0.993)	(0.473)	(0.693)	(0.386)	(0.398)

Net asset value, end of period	$17.217	$15.375	$15.777	$16.934	$18.122	$15.236

Total return[3]	11.99%	3.75%	(4.03% )	(2.79% )	21.55%	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$309,600	$302,137	$309,288	$333,679	$357,738	$131,710
Ratio of expenses to average net assets	0.99%	0.98%	0.98%	0.98%	1.01%	1.08%
Ratio of net investment income to average net assets	3.80%	3.03%	2.36%	3.96%	2.25%	2.88%
Portfolio turnover	9%	21%	19%	18%	33%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all taxwithholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million. The fee is calculated daily and paid monthly.

Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$32,952
Legal	7,954

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $48,102 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$667,198
Distribution fees payable to LFD	65,150
Printing and mailing fees payable to Lincoln Life	48,102
Shareholder servicing fees payable to Lincoln life	28,673

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$103,120,395
Sales	195,032,840

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,046,100,030

Aggregate unrealized appreciation	$247,317,140
Aggregate unrealized depreciation	(134,955,280)

Net unrealized appreciation	$112,361,860

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post Enactment Losses (No Expiration)
Long-Term
$28,157,713

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,154,312,766	$—	$1,154,312,766
Money Market Fund	2,381,107	—	2,381,107
Preferred Stock	1,768,017	—	1,768,017

Total Investments	$1,158,461,890	$—	$1,158,461,890

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$3,139	$3,139

Liabilities:
Foreign Currency Exchange Contracts	$—	$(149)	$(149)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	911,584	5,241,586
Service Class	623,500	1,688,813
Shares reinvested:
Standard Class	—	3,421,827
Service Class	—	1,210,566

	1,535,084	11,562,792

Shares redeemed:
Standard Class	(5,809,163)	(7,499,923)
Service Class	(2,291,866)	(2,852,212)

	(8,101,029)	(10,352,135)

Net increase (decrease)	(6,565,945)	1,210,657

LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$3,139	Receivables and other assets net of liabilities	$(149)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(43,378)	$2,841

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$249,880	$479,735

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Mondrian International Value Fund–13

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will complywith the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Mondrian International Value Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Multi-Manager Global Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,101.90	0.35%	$1.82
Service Class Shares	1,000.00	1,099.90	0.70%	3.64
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	36.22%
Equity Funds	19.52%
International Equity Funds	16.70%
Unaffiliated Investments	63.70%
Equity Funds	43.81%
International Equity Funds	13.08%
Money Market Fund	6.81%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–36.22%
Equity Funds–19.52%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	437,303	$7,432,840
LVIP SSGA Small-Cap Index Fund	99,693	3,004,453

		10,437,293

International Equity Funds–16.70%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	182,112	2,968,602
LVIP SSGA International Index Fund	640,804	5,963,322

		8,931,924

Total Affiliated Investments (Cost $16,958,656)		19,369,217

UNAFFILIATED INVESTMENTS–63.70%
Equity Funds–43.81%
XAmerican Century VP–Mid Cap Value Fund	138,979	2,972,771
**BlackRock Equity Dividend Fund	83,417	1,992,833
#ClearBridge®– Variable Appreciation Portfolio	62,611	2,479,381
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	98,310	3,492,957
XFidelity®–VIP Contrafund® Portfolio	111,685	3,973,767

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
✢Franklin Templeton Variable Insurance Products Trust–
Mutual Shares VIP Fund	115,892	$2,495,158
✢Franklin Templeton Variable Insurance Products Trust–
Templeton Growth Securities	199,257	3,024,719
#Invesco V.I. Comstock Fund	25,901	500,675
#Invesco V.I. Core Equity Fund	66,936	2,494,699

		23,426,960

International Equity Funds–13.08%
**DFA International Core Equity Portfolio	304,730	4,010,245
iShares Core MSCI Emerging Markets ETF	59,674	2,986,087

		6,996,332

Money Market Fund–6.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	3,642,999	3,642,999

		3,642,999

Total Unaffiliated Investments (Cost $31,898,233)		34,066,291

TOTAL VALUE OF SECURITIES–99.92% (Cost $48,856,889)	53,435,508
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	43,139

NET ASSETS APPLICABLE TO 5,169,279 SHARES OUTSTANDING–100.00%	$53,478,647

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

✢	Class 1 shares.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation

Currency Contracts:
2	British Pound	$160,381	$163,063	9/19/17	$2,682	$—
2	Euro	283,468	286,675	9/19/17	3,207	—
2	Japanese Yen	230,181	222,750	9/19/17	—	(7,431)

					5,889	(7,431)

Equity Contracts:
3	E-mini MSCI Emerging Markets Index	151,312	151,245	9/18/17	—	(67)
3	E-mini Russell 2000 Index	209,945	212,145	9/18/17	2,200	—
12	E-mini S&P 500 Index	1,455,891	1,452,540	9/18/17	—	(3,351)
2	E-mini S&P MidCap 400 Index	352,905	349,220	9/18/17	—	(3,685)
9	Euro STOXX 50 Index	365,330	352,685	9/18/17	—	(12,645)
2	FTSE 100 Index	193,710	188,660	9/18/17	—	(5,050)
1	Nikkei 225 Index (OSE)	178,841	177,995	9/8/17	—	(846)

					2,200	(25,644)

Total					$8,089	$(33,075)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard and Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$19,369,217
Unaffiliated investments, at value	34,066,291

Total investments, at value	53,435,508
Foreign currencies collateral held at broker for futures contracts, at value	104,520
Cash collateral held at broker for futures contracts	52,246
Unrealized appreciation on futures contracts	8,089
Foreign currencies, at value	6,089
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	4,447
Dividends receivable from investments	2,293
Receivable for fund shares sold	5

TOTAL ASSETS	53,613,197

LIABILITIES:
Payable for fund shares redeemed	35,208
Unrealized depreciation on futures contracts	33,075
Due to manager and affiliates	25,838
Other accrued expenses payable	22,212
Payable for investments purchased	12,134
Cash due to custodian	6,083

TOTAL LIABILITIES	134,550

TOTAL NET ASSETS	$53,478,647

Affiliated investments, at cost	$16,958,656
Unaffiliated investments, at cost	31,898,233

Total investments, at cost	$48,856,889

Foreign currencies, at cost	$6,096

Foreign currencies collateral held at broker for futures contracts, at cost	$104,520

Standard Class:
Net Assets	$2,740,779
Shares Outstanding	264,495
Net Asset Value Per Share	$10.362

Service Class:
Net Assets	$50,737,868
Shares Outstanding	4,904,784
Net Asset Value Per Share	$10.345

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$50,576,106
Undistributed net investment income	23,377
Accumulated net realized loss on investments	(1,674,461)
Net unrealized appreciation of investments, foreign currencies and derivatives	4,553,625

TOTAL NET ASSETS	$53,478,647

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$177,791

EXPENSES:
Distribution fees-Service Class	82,552
Management fees	62,123
Accounting and administration expenses	16,753
Professional fees	15,466
Reports and statements to shareholders	4,650
Custodian fees	2,617
Shareholder servicing fees	2,560
Consulting fees	1,873
Trustees’ fees and expenses	640
Pricing fees	139
Other	351

189,724
Less:
Management fees waived	(15,842)
Expenses reimbursed	(5,241)

Total operating expenses	168,641

NET INVESTMENT INCOME	9,150

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	315,165
Sale of unaffiliated investments	(45,941)
Sale of affiliated investments	(657)
Foreign currencies	3,771
Futures contracts	253,959

Net realized gain	526,297

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	2,197,240
Affiliated investments	1,984,739
Foreign currencies	3
Futures contracts	(23,334)

Net change in unrealized appreciation (depreciation)	4,158,648

NET REALIZED AND UNREALIZED GAIN	4,684,945

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,694,095

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,150	$470,143
Net realized gain (loss)	526,297	(883,519)
Net change in unrealized appreciation (depreciation)	4,158,648	2,748,620

Net increase in net assets resulting from operations	4,694,095	2,335,244

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(36,814)
Service Class	—	(516,528)

	—	(553,342)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	148,910	542,775
Service Class	6,380,755	10,896,454
Reinvestment of dividends and distributions:
Standard Class	—	36,814
Service Class	—	516,528

	6,529,665	11,992,571

Cost of shares redeemed:
Standard Class	(63,437)	(107,235)
Service Class	(3,053,402)	(3,366,020)

	(3,116,839)	(3,473,255)

Increase in net assets derived from capital share transactions	3,412,826	8,519,316

NET INCREASE IN NET ASSETS	8,106,921	10,301,218
NET ASSETS:
Beginning of period	45,371,726	35,070,508

End of period	$53,478,647	$45,371,726

Undistributed net investment income	$23,377	$14,227

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months
	Ended			5/1/14[3]
	6/30/17[1]	Year Ended		to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14
Net asset value, beginning of period	$9.404	$9.018	$9.829	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.018	0.139	0.157	0.150
Net realized and unrealized gain (loss)	0.940	0.393	(0.821)	(0.149)

Total from investment operations	0.958	0.532	(0.664)	0.001

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.140)	(0.161)
Net realized gain	—	—	(0.007)	(0.011)

Total dividends and distributions	—	(0.146)	(0.147)	(0.172)

Net asset value, end of period	$10.362	$9.404	$9.018	$9.829

Total return[5]	10.19%	5.90%	(6.77% )	0.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,741	$2,411	$1,852	$1,526
Ratio of expenses to average net assets[6]	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.43%	0.47%	0.52%	0.68%
Ratio of net investment income to average net assets	0.37%	1.54%	1.62%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.29%	1.42%	1.45%	1.86%
Portfolio turnover	5%	19%	20%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months
	Ended			5/1/14[3]
	6/30/17[1]	Year Ended		to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14
Net asset value, beginning of period	$9.405	$9.020	$9.830	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.001	0.108	0.123	0.125
Net realized and unrealized gain (loss)	0.939	0.392	(0.820)	(0.147)

Total from investment operations	0.940	0.500	(0.697)	(0.022)

Less dividends and distributions from:
Net investment income	—	(0.115)	(0.106)	(0.137)
Net realized gain	—	—	(0.007)	(0.011)

Total dividends and distributions	—	(0.115)	(0.113)	(0.148)

Net asset value, end of period	$10.345	$9.405	$9.020	$9.830

Total return[5]	9.99%	5.54%	(7.10% )	(0.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,738	$42,961	$33,219	$19,081
Ratio of expenses to average net assets[6]	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.78%	0.82%	0.87%	1.03%
Ratio of net investment income to average net assets	0.02%	1.19%	1.27%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06% )	1.07%	1.10%	1.51%
Portfolio turnover	5%	19%	20%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017(unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014 - December 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased

LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of average daily net assets of the Fund. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has voluntarily agreed to waive a portion of its advisory fee. This waiver can be modified or terminated at any time, without notice, with the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. For the six months ended June 30, 2017, this waiver amounted to $15,842.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.35% of average daily net assets for the Standard Class and 0.70% for the Service Class. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$1,398
Legal	337

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,805 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. This 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2017, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,447
Management fees payable to LIAC	8,175
Distribution fees payable to LFD	14,586
Printing and mailing fees payable to Lincoln Life	1,805
Shareholder servicing fees payable to Lincoln Life	1,272

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $115,547 and securities sales of $37,844.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2017, Lincoln Life directly owned 30.21% of the Fund.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$2,559,727	$273,208	$368,784	$21,324	$483,127	$2,968,602	$—	$—
LVIP SSGA International Index Fund	5,080,845	557,123	423,238	(21,360)	769,952	5,963,322	—	—
LVIP SSGA S&P 500 Index Fund	6,353,649	807,972	327,640	254	598,605	7,432,840	—	—
LVIP SSGA Small-Cap Index Fund	2,533,622	428,904	90,253	(875)	133,055	3,004,453	—	—

Total	$16,527,843	$2,067,207	$1,209,915	$(657)	$1,984,739	$19,369,217	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$5,927,354
Sales	2,457,242

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$48,856,889

Aggregate unrealized appreciation	$4,578,619
Aggregate unrealized depreciation	—

Net unrealized appreciation	$4,578,619

LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$942,852	$—	$942,852

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$19,369,217
Unaffiliated Investments	34,066,291

Total Investments	$53,435,508

Derivatives:
Assets:
Futures Contracts	$8,089

Liabilities:
Futures Contracts	$(33,075)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	14,476	59,050
Service Class	641,875	1,202,093
Shares reinvested:
Standard Class	—	3,910
Service Class	—	54,864

	656,351	1,319,917

Shares redeemed:
Standard Class	(6,310)	(11,957)
Service Class	(305,175)	(371,621)

	(311,485)	(383,578)

Net increase	344,866	936,339

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$2,200	Unrealized depreciation on futures contracts	$(25,644)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	5,889	Unrealized depreciation on futures contracts	(7,431)

Total		$8,089		$(33,075)

LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$228,146	$(30,890)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	25,813	7,556

Total		$253,959	$(23,334)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,354,145	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP PIMCO Low Duration Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP PIMCO Low Duration Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,012.60	0.63%	$3.14
Service Class Shares	1,000.00	1,011.40	0.88%	4.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.67	0.63%	$3.16
Service Class Shares	1,000.00	1,020.43	0.88%	4.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Security Type/Sector Allocation, and Credit Quality Ratings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Asset-Backed Security	0.29%
Agency Collateralized Mortgage Obligations	1.09%
Agency Obligation	4.07%
Corporate Bonds	58.08%
Air Freight & Logistics	0.70%
Airlines	0.14%
Auto Components	0.37%
Automobiles	7.37%
Banks	12.53%
Beverages	0.91%
Biotechnology	0.74%
Capital Markets	3.95%
Chemicals	0.09%
Commercial Services & Supplies	0.27%
Consumer Finance	4.21%
Diversified Consumer Services	0.46%
Diversified Financial Services	0.11%
Diversified Telecommunication Services	1.47%
Electric Utilities	2.40%
Equity Real Estate Investment Trusts	0.56%
Food & Staples Retailing	0.64%
Food Products	0.72%
Gas Utilities	0.12%
Health Care Equipment & Supplies	1.11%
Health Care Providers & Services	0.43%
Hotels, Restaurants & Leisure	0.52%
Household Durables	1.09%
Insurance	0.28%
Life Sciences Tools & Services	0.48%
Media	0.74%
Metals & Mining	0.26%
Multi-Utilities	0.12%
Oil, Gas & Consumable Fuels	7.01%
Paper & Forest Products	1.14%
Pharmaceuticals	1.63%
Real Estate Management & Development	0.92%
Road & Rail	0.45%
Semiconductors & Semiconductor Equipment	0.56%
Software	0.21%
Technology Hardware, Storage & Peripherals	0.35%
Tobacco	0.83%
Trading Companies & Distributors	1.17%
Wireless Telecommunication Services	1.02%

Security Type/Sector	Percentage of Net Assets

Loan Agreement	0.17%
Municipal Bond	0.30%
Non-Agency Asset-Backed Securities	8.77%
Non-Agency Collateralized Mortgage Obligations	0.30%
Non-Agency Commercial Mortgage-Backed Securities	1.12%
Sovereign Bonds	5.68%
U.S. Treasury Obligations	53.55%
Options Purchased	0.01%
Short-Term Investments	6.43%
Total Investments	139.86%
Security Sold Short	(4.21%)
Liabilities Net of Receivables and Other Assets	(35.65%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	42.40%
AAA	4.73%
AA	2.92%
A	18.89%
BBB	21.98%
BB	1.85%
Below CCC	3.74%
Not Rated	3.49%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Asset-Backed Security, Agency Collateralized Mortgage Obligations, Agency Obligation, U.S. Treasury Obligations; and Security Sold Short appear under “U.S. Government”. “Not Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITY–0.29%
#•Navient Student Loan Trust Series 2016-5A A 144A 2.466% 6/25/65	2,836,440	$2,881,233

Total Agency Asset-Backed Security (Cost $2,836,440)		2,881,233

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.09%
•Fannie Mae REMICs Series 2011-86 NF 1.766% 9/25/41	3,059,924	3,082,783
GNMA
•Series 2016-H11 F 1.793% 5/20/66	2,640,319	2,660,568
•Series 2016-H17 FC 1.823% 8/20/66	2,631,989	2,657,005
•Series 2016-H19 FA 1.773% 9/20/66	2,487,763	2,504,666

Total Agency Collateralized Mortgage Obligations (Cost $10,815,927)		10,905,022

AGENCY OBLIGATION–4.07%
Freddie Mac 1.25% 8/15/19	41,000,000	40,809,965

Total Agency Obligation (Cost $40,987,700)		40,809,965

CORPORATE BONDS–58.08%
Air Freight & Logistics–0.70%
#Aviation Capital Group 144A 2.875% 9/17/18	4,680,000	4,726,341
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	2,300,000	2,260,442

		6,986,783

Airlines–0.14%
◆Northwest Airlines Series 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	240,697	257,245
#◆Virgin Australia Trust Series 2013-1A 144A 5.00% 10/23/23	214,517	223,634
#WestJet Airlines 144A 3.50% 6/16/21	850,000	869,432

		1,350,311

Auto Components–0.37%
Delphi Automotive 3.15% 11/19/20	3,600,000	3,680,395

		3,680,395

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–7.37%
Daimler Finance North America
#•144A 1.792% 10/30/19		3,000,000	$3,014,055
#144A 2.00% 8/3/18		10,025,000	10,052,148
#•144A 2.041% 7/5/19		1,500,000	1,513,188
#144A 2.70% 8/3/20		2,400,000	2,433,864
Ford Motor Credit
2.943% 1/8/19		3,400,000	3,444,962
5.00% 5/15/18		9,000,000	9,232,164
General Motors 3.50% 10/2/18		5,200,000	5,292,903
General Motors Financial
2.40% 4/10/18		1,600,000	1,606,285
•2.663% 4/10/18		2,500,000	2,518,575
3.00% 9/25/17		4,500,000	4,513,045
3.25% 5/15/18		2,500,000	2,529,833
4.75% 8/15/17		3,370,000	3,381,583
#Kia Motors 144A 2.625% 4/21/21		4,500,000	4,475,695
Nissan Motor Acceptance
#144A 2.00% 3/8/19		10,900,000	10,911,009
#•144A 2.045% 1/13/22		3,100,000	3,131,927
#RCI Banque 144A 3.50% 4/3/18		1,000,000	1,011,804
Volkswagen Financial Services 2.375% 11/13/18	GBP	3,691,000	4,883,285

			73,946,325

Banks–12.53%
#ABN AMRO Bank 144A 1.80% 9/20/19		5,900,000	5,870,134
#Banco do Brasil 144A 6.00% 1/22/20		300,000	317,910
Bank of America
6.875% 4/25/18		8,383,000	8,725,311
6.875% 11/15/18		1,200,000	1,278,864
Barclays
2.00% 3/16/18		5,000,000	5,008,835
•3.295% 8/10/21		2,800,000	2,938,060
•7.00% 6/15/49	GBP	1,000,000	1,333,383
•8.25% 12/29/49		2,200,000	2,337,500
#Barclays Bank 144A 6.05% 12/4/17		5,675,000	5,773,569
CIT Group
5.375% 5/15/20		900,000	970,875
#144A 5.50% 2/15/19		836,000	879,890
•DBS Bank 3.625% 9/21/22		3,480,000	3,491,539
•HBOS 1.923% 9/6/17		7,000,000	6,997,130
•HSBC Holdings 2.849% 5/25/21		4,100,000	4,243,676
ICICI Bank & Co. 4.80% 5/22/19		3,500,000	3,648,260
Industrial Bank of Korea 2.375% 7/17/17		2,250,000	2,250,250
Intesa Sanpaolo 3.875% 1/16/18		600,000	605,628
•JPMorgan Chase & Co. 7.90% 4/29/49		700,000	728,525
KEB Hana Bank 3.50% 10/25/17		3,300,000	3,317,912

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mizuho Bank
•1.928% 12/12/17		13,800,000	$13,834,400
#144A 2.45% 4/16/19		3,200,000	3,217,926
•MUFG Americas Holdings 1.75% 2/9/18		1,000,000	1,000,399
Royal Bank of Scotland 6.934% 4/9/18	EUR	2,300,000	2,761,248
•Royal Bank of Scotland Group 3.498% 5/15/23		5,000,000	5,038,015
•Santander Holdings USA 2.642% 11/24/17		1,000,000	1,004,043
Santander U.K.
2.35% 9/10/19		4,100,000	4,126,945
2.50% 3/14/19		2,000,000	2,016,688
#Standard Chartered 144A 2.40% 9/8/19		6,000,000	6,007,788
•State Bank of India/London 2.252% 4/6/20		5,000,000	5,000,000
Sumitomo Mitsui Financial Group 2.058% 7/14/21		2,500,000	2,459,300
#Sumitomo Mitsui Trust Bank 144A 2.05% 3/6/19		11,800,000	11,802,797
•United Overseas Bank 2.875% 10/17/22		1,200,000	1,205,832
•Wells Fargo & Co. 1.852% 1/30/20		5,500,000	5,537,879

			125,730,511

Beverages–0.91%
Anheuser-Busch InBev Finance
2.65% 2/1/21		4,400,000	4,462,691
3.30% 2/1/23		4,500,000	4,639,509

			9,102,200

Biotechnology–0.74%
AbbVie
2.30% 5/14/21		5,000,000	4,992,170
2.85% 5/14/23		800,000	799,285
3.20% 11/6/22		1,600,000	1,643,002

			7,434,457

Capital Markets–3.95%
BGC Partners 5.125% 5/27/21		5,200,000	5,485,568
Credit Suisse Group Funding Guernsey 3.45% 4/16/21		4,000,000	4,109,804
Goldman Sachs Group
•2.023% 12/27/20		4,000,000	4,008,292
•2.446% 9/15/20		1,000,000	1,017,630
Macquarie Group
3.00% 12/3/18		6,000,000	6,076,698
7.625% 8/13/19		6,000,000	6,644,952
#144A 7.625% 8/13/19		1,000,000	1,107,492

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley
•2.553% 10/24/23	1,500,000	$1,527,175
6.625% 4/1/18	400,000	414,279
S&P Global 3.30% 8/14/20	2,400,000	2,462,249
UBS Group Funding Switzerland
#•144A 2.736% 9/24/20	1,500,000	1,528,157
#144A 3.00% 4/15/21	5,200,000	5,284,448

		39,666,744

Chemicals–0.09%
#Solvay Finance America 144A 3.40% 12/3/20	900,000	929,403

		929,403

Commercial Services & Supplies–0.27%
#AP Moeller - Maersk 144A 2.875% 9/28/20	2,500,000	2,550,383
#Penske Truck Leasing 144A 4.875% 7/11/22	175,000	191,388

		2,741,771

Consumer Finance–4.21%
Ally Financial
3.60% 5/21/18	1,500,000	1,518,750
4.125% 3/30/20	2,100,000	2,163,000
4.75% 9/10/18	200,000	206,000
#BMW U.S. Capital 144A 1.50% 4/11/19	4,000,000	3,985,252
LeasePlan
#144A 2.50% 5/16/18	4,091,000	4,102,786
#144A 2.875% 1/22/19	5,770,000	5,790,466
#144A 3.00% 10/23/17	7,000,000	7,022,099
Navient
5.50% 1/15/19	4,650,000	4,853,437
8.00% 3/25/20	300,000	336,000
Synchrony Financial
1.875% 8/15/17	2,000,000	2,000,476
•2.402% 2/3/20	4,200,000	4,233,306
•2.58% 11/9/17	6,000,000	6,019,350

		42,230,922

Diversified Consumer Services–0.46%
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	1,000,000	1,001,333
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	3,600,000	3,593,560

		4,594,893

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.11%
#Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	$1,120,608

		1,120,608

Diversified Telecommunication Services–1.47%
•AT&T 2.023% 7/15/21	6,600,000	6,672,204
Telecom Italia Capital 6.999% 6/4/18	2,900,000	3,034,125
Telefonica Emisiones 6.221% 7/3/17	5,070,000	5,070,000

		14,776,329

Electric Utilities–2.40%
#E.ON International Finance 144A 5.80% 4/30/18	4,400,000	4,535,186
#Enel Finance International 144A 6.25% 9/15/17	828,000	835,335
Entergy 4.00% 7/15/22	636,000	672,936
Exelon 2.45% 4/15/21	1,300,000	1,297,589
FirstEnergy 2.75% 3/15/18	3,200,000	3,220,886
#Iberdrola Finance Ireland 144A 5.00% 9/11/19	4,555,000	4,826,596
#Kentucky Power 144A 6.00% 9/15/17	3,700,000	3,730,421
#Korea East-West Power 144A 2.50% 7/16/17	500,000	500,079
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,479,990
Southern 2.35% 7/1/21	3,000,000	2,980,956

		24,079,974

Equity Real Estate Investment Trusts–0.56%
#Crown Castle Towers 144A 3.222% 5/15/22	4,500,000	4,609,530
#SBA Tower Trust 144A 3.598% 4/10/18	1,000,000	1,000,593

		5,610,123

Food & Staples Retailing–0.64%
CVS Health 3.50% 7/20/22	1,000,000	1,038,222
#Heathrow Funding 144A 4.875% 7/15/21	300,000	323,513
#Tesco 144A 5.50% 11/15/17	1,500,000	1,518,177
Walgreens Boots Alliance 1.75% 11/17/17	3,000,000	3,002,145
#Wesfarmers 144A 1.874% 3/20/18	500,000	500,793

		6,382,850

Food Products–0.72%
Kraft Heinz Foods 2.00% 7/2/18	4,300,000	4,311,937

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
#Mondelez International Holdings Netherlands 144A 2.00% 10/28/21	3,000,000	$2,925,951

		7,237,888

Gas Utilities–0.12%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,200,332

		1,200,332

Health Care Equipment & Supplies–1.11%
Boston Scientific
2.65% 10/1/18	3,500,000	3,533,208
3.375% 5/15/22	5,800,000	5,977,294
Zimmer Biomet Holdings 2.00% 4/1/18	1,600,000	1,603,189

		11,113,691

Health Care Providers & Services–0.43%
Anthem 1.875% 1/15/18	200,000	200,192
Cardinal Health 1.95% 6/15/18	1,800,000	1,805,182
Humana 2.625% 10/1/19	1,000,000	1,012,577
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,330,875

		4,348,826

Hotels, Restaurants & Leisure–0.52%
MGM Resorts International 8.625% 2/1/19	3,800,000	4,199,000
Wyndham Worldwide 2.50% 3/1/18	1,000,000	1,004,520

		5,203,520

Household Durables–1.09%
DR Horton
3.75% 3/1/19	2,000,000	2,046,654
4.00% 2/15/20	6,797,000	7,062,695
Toll Brothers Finance 8.91% 10/15/17	1,800,000	1,836,000

		10,945,349

Insurance–0.28%
#NUVEEN FINANCE 144A 2.95% 11/1/19	2,800,000	2,841,602

		2,841,602

Life Sciences Tools & Services–0.48%
Thermo Fisher Scientific 3.30% 2/15/22	4,600,000	4,758,226

		4,758,226

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media–0.74%
DISH DBS 4.25% 4/1/18	2,000,000	$2,030,640
Sky
#144A 2.625% 9/16/19	1,000,000	1,007,299
#144A 6.10% 2/15/18	1,000,000	1,026,039
#144A 9.50% 11/15/18	2,000,000	2,198,844
Time Warner Cable
6.75% 7/1/18	500,000	523,229
8.25% 4/1/19	600,000	662,164

		7,448,215

Metals & Mining–0.26%
#Minera y Metalurgica del Boleo 144A 2.875% 5/7/19	2,611,000	2,637,225

		2,637,225

Multi-Utilities–0.12%
Dominion Energy Gas Holdings 2.50% 12/15/19	1,200,000	1,208,711

		1,208,711

Oil, Gas & Consumable Fuels–7.01%
BG Energy Capital
#144A 4.00% 12/9/20	2,800,000	2,947,944
•6.50% 11/30/72	4,200,000	4,274,747
Central Nippon Expressway 2.369% 9/10/18	5,000,000	5,019,575
CNOOC Finance 2013 1.75% 5/9/18	2,345,000	2,341,987
Energy Transfer
9.00% 4/15/19	3,000,000	3,337,599
9.70% 3/15/19	851,000	953,446
Imperial Brands Finance
2.05% 2/11/18	1,500,000	1,501,707
#144A 2.05% 2/11/18	1,800,000	1,802,048
#144A 2.05% 7/20/18	6,079,000	6,082,836
#144A 2.95% 7/21/20	2,000,000	2,035,264
Kinder Morgan
2.00% 12/1/17	1,200,000	1,200,768
7.25% 6/1/18	3,000,000	3,141,051
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,837,616
Petroleos Mexicanos
3.125% 1/23/19	4,280,000	4,320,660
•3.178% 7/18/18	1,000,000	1,012,500
3.50% 7/18/18	3,600,000	3,652,560
5.75% 3/1/18	1,000,000	1,024,174
9.25% 3/30/18	4,500,000	4,718,461
Pioneer Natural Resources
3.45% 1/15/21	1,000,000	1,028,243
6.875% 5/1/18	1,100,000	1,144,289
Regency Energy Partners 5.75% 9/1/20	500,000	541,230

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	$3,967,197
Statoil 1.25% 11/9/17	1,711,000	1,709,771
Western Gas Partners 2.60% 8/15/18	1,100,000	1,103,319
Woodside Finance
#144A 3.65% 3/5/25	800,000	798,418
#144A 3.70% 9/15/26	2,500,000	2,466,463
#144A 4.60% 5/10/21	2,900,000	3,061,756
#144A 8.75% 3/1/19	3,000,000	3,314,244

		70,339,873

Paper & Forest Products–1.14%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,441,576
#144A 3.734% 7/15/23	3,400,000	3,568,099
#144A 5.40% 11/1/20	3,100,000	3,392,863

		11,402,538

Pharmaceuticals–1.63%
•Allergan Funding 2.483% 3/12/20	2,300,000	2,352,141
Forest Laboratories
#144A 4.375% 2/1/19	371,000	382,728
#144A 5.00% 12/15/21	5,400,000	5,901,347
Shire Acquisitions Investments Ireland 2.875% 9/23/23	4,300,000	4,268,064
Teva Pharmaceutical Finance Netherlands III 2.80% 7/21/23	2,200,000	2,142,765
Zoetis 3.45% 11/13/20	1,300,000	1,345,473

		16,392,518

Real Estate Management & Development–0.92%
Mitsubishi UFJ Trust & Banking
#144A 2.45% 10/16/19	4,000,000	4,027,236
#144A 2.65% 10/19/20	5,200,000	5,235,547

		9,262,783

Road & Rail–0.45%
#Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,055,290
Kansas City Southern 2.35% 5/15/20	1,500,000	1,498,477

		4,553,767

Semiconductors & Semiconductor Equipment–0.56%
KLA-Tencor
2.375% 11/1/17	2,060,000	2,064,967
3.375% 11/1/19	1,000,000	1,028,724
NVIDIA 2.20% 9/16/21	2,500,000	2,474,590

		5,568,281

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.21%
Symantec 4.20% 9/15/20		2,000,000	$2,110,000

			2,110,000

Technology Hardware, Storage & Peripherals–0.35%
#Dell International 144A 3.48% 6/1/19		1,000,000	1,023,846
Hewlett Packard Enterprise
2.45% 10/5/17		636,000	637,629
2.85% 10/5/18		1,800,000	1,815,957

			3,477,432

Tobacco–0.83%
BAT International Finance
#•144A 1.756% 6/15/18		2,000,000	2,005,708
#144A 3.50% 6/15/22		300,000	309,545
Reynolds American 4.00% 6/12/22		5,700,000	6,046,817

			8,362,070

Trading Companies & Distributors–1.17%
AerCap Ireland Capital
4.625% 10/30/20		2,000,000	2,127,180
5.00% 10/1/21		300,000	324,980
BOC Aviation
2.875% 10/10/17		1,300,000	1,302,858
3.00% 3/30/20		2,000,000	2,016,868
International Lease Finance
4.625% 4/15/21		600,000	639,733
5.875% 8/15/22		500,000	565,731
6.25% 5/15/19		3,860,000	4,142,004
8.25% 12/15/20		500,000	589,955

			11,709,309

Wireless Telecommunication Services–1.02%
SingTel Group Treasury 2.375% 9/8/17		9,000,000	9,010,386
•Wind Acquisition Finance 3.668% 7/15/20	EUR	1,100,000	1,262,835

			10,273,221

Total Corporate Bonds (Cost $578,053,375)			582,759,976

«LOAN AGREEMENT–0.17%
Las Vegas Sands 1st Lien 3.23% 3/29/24		1,674,745	1,679,041

Total Loan Agreement (Cost $1,670,040)			1,679,041

		Principal Amount°	Value (U.S. $)

MUNICIPAL BOND–0.30%
•State of Texas Series C-2 1.627% 6/1/19		3,000,000	$3,001,170

Total Municipal Bond (Cost $3,000,000)			3,001,170

NON-AGENCY ASSET-BACKED SECURITIES–8.77%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 2.416% 10/25/34		22,351	22,211
•Amortizing Residential Collateral Trust Series 2004-1 A5 2.216% 10/25/34		84,449	82,605
#•Apidos CLO XVI Series 2013-16A A1R 144A 2.189% 1/19/25		5,800,000	5,797,100
#•Atlas Senior Loan Fund II Series 2012-2A AR 144A 2.40% 1/30/24		4,558,459	4,556,148
#•Ballyrock CLO Series 2013-1A A 144A 2.352% 5/20/25		900,000	899,951
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 2.416% 10/25/34		1,046,000	1,049,082
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 2.716% 3/25/43		89,285	88,188
#•BlueMountain CLO Series 2015-1A A1R 144A 2.485% 4/13/27		700,000	702,547
#•Cadogan Square CLO IV Series 4A C 144A 0.409% 7/24/23	EUR	700,000	784,928
#•Carlyle Global Market Strategies CLO Series 2014-5A A1R 144A 2.298% 10/16/25		5,800,000	5,797,077
#•CELF Low Levered Partners Series 2006-1A A3 144A 0.09% 3/4/24	EUR	779,001	888,572
#•CIFC Funding Series 2012-2A A1R 144A 2.568% 12/5/24		1,718,278	1,719,130
#•COA Summit CLO Series 2014-1A A1 144A 2.506% 4/20/23		365,200	365,240
#•Colony Starwood Homes Trust Series 2016-1A A 144A 2.709% 7/17/33		3,091,271	3,134,359
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 1.756% 12/25/34		3,269,535	3,167,447
#•Drug Royalty II Series 2014-1 A1 144A 4.008% 7/15/23		143,956	144,802
#Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		375,000	372,621

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Finn Square CLO Series 2012-1A A1R 144A 2.506% 12/24/23		2,681,178	$2,678,550
GCAT
#fSeries 2015-2 A1 144A 3.75% 7/25/20		407,816	408,672
#fSeries 2016-1 A1 144A 4.50% 3/25/21		682,924	686,677
•GSAA Home Equity Trust Series 2004-11 2A2 1.856% 12/25/34		64,316	64,511
#•Halcyon Loan Advisors Funding Series 2012-1A A1 144A 2.682% 8/15/23		1,934,172	1,934,238
#•LCM XII Series 12A AR 144A 2.418% 10/19/22		3,899,078	3,899,947
#•Malin CLO BV Series 2007-1A A1 144A 0.01% 5/7/23	EUR	2,082,584	2,376,588
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 1.859% 9/16/24		374,958	375,074
#•Series 2015-AA A2B 144A 2.359% 12/15/28		2,468,753	2,503,147
#fNYMT Residential Series 2016-RP1A A 144A 4.00% 3/25/21		976,833	969,506
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25		3,509,772	3,513,728
•Option One Mortgage Loan Trust Asset-Backed Certificates Series 2005-5 A3 1.426% 12/25/35		452,846	451,463
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35		3,584,426	3,561,577
•SLM Private Credit Student Loan Trust Series 2005-A A3 1.446% 6/15/23		2,782,933	2,774,338
#Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40		4,457,107	4,476,159
#•Symphony CLO VIII Series 2012-8A AR 144A 2.255% 1/9/23		4,023,682	4,023,115
#•Venture XVII CLO Series 2014-17A AR 144A 2.384% 7/15/26		5,000,000	5,000,000
#fVOLT LIX Series 2017-NPL6 A1 144A 3.25% 5/25/47		3,305,546	3,309,606

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#fVOLT LVIII Series 2017-NPL5 A1 144A 3.375% 5/28/47		6,575,453	$6,572,988
#fVOLT LX Series 2017-NPL7 A1 144A 3.25% 4/25/59		1,900,000	1,898,303
#fVOLT XL Series 2015-NP14 A1 144A 4.375% 11/27/45		909,631	912,914
Voya CLO
#•Series 2012-2A AR 144A 2.458% 10/15/22		888,018	888,993
#•Series 2012-3A AR 144A 2.478% 10/15/22		299,499	299,771
#•=WhiteHorse IX Series 2014-9A AR 144A 2.464% 7/17/26		4,900,000	4,900,000

Total Non-Agency Asset-Backed Securities (Cost $87,463,006)			88,051,873

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.30%
Bear Stearns ARM Trust
•Series 2003-1 5A1 3.10% 4/25/33		76,017	76,594
•Series 2005-5 A1 2.58% 8/25/35		649,099	658,768
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.989% 7/25/33		7,863	7,789
•Eurosail-U.K. Series 2007-4X A2A 0.59% 6/13/45	GBP	54,396	70,942
•GSR Mortgage Loan Trust Series 2005-5F 8A1 1.716% 6/25/35		549,666	525,814
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 3.154% 5/25/33		15,395	15,370
•Series 2005-2 1A 2.665% 10/25/35		40,408	40,345
•New York Mortgage Trust Series 2005-3 A1 1.696% 2/25/36		1,069,538	1,017,821
•Sequoia Mortgage Trust Series 2004-6 A1 2.76% 7/20/34		12,385	12,211
•Structured ARM Loan Trust Series 2004-6 3A2 3.351% 6/25/34		155,818	161,549
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 1.459% 7/19/35		401,006	390,223

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,951,797)			2,977,426

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.12%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-FL1 A 144A 2.559% 12/15/31		2,000,000	$2,003,763
#•Series 2015-ASHF A 144A 2.379% 1/15/28		850,000	852,799
#•BBCMS Trust Series 2015-RRI A 144A 2.409% 5/15/32		6,407,511	6,409,526
#•Countrywide Commercial Mortgage Trust Series 2007-MF1 A 144A 6.477% 11/12/43		291,718	292,083
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36		500,000	517,970
Morgan Stanley Capital I Trust Series 2007-IQ16 A4 5.809% 12/12/49		1,192,869	1,196,343

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $11,342,008)			11,272,484

ΔSOVEREIGN BONDS–5.68%
Czech Republic–2.40%
^Czech Republic Ministry of Finance Bill 0.00% 8/25/17	CZK	550,000,000	24,068,361

			24,068,361

India–0.08%
Export-Import Bank of India 2.75% 4/1/20		793,000	793,656

			793,656

Malaysia–0.89%
Malaysia Treasury Bill
3.028% 8/30/17	MYR	22,190,000	5,144,272
3.06% 7/28/17	MYR	16,140,000	3,752,440

			8,896,712

Mexico–2.05%
Mexico Cetes 6.96% 8/31/17	MXN	379,000,000	20,631,759

			20,631,759

Saudi Arabia–0.26%
#Saudi Government International Bond 144A 2.375% 10/26/21		2,700,000	2,660,029

			2,660,029

Total Sovereign Bonds (Cost $54,882,567)			57,050,517

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–53.55%
^U.S. Treasury Bill 0.966% 8/31/17	1,155,000	$1,153,263
U.S. Treasury Notes
×1.25% 6/30/19	150,800,000	150,399,475
¥1.50% 8/31/18	281,700,000	282,360,305
¥2.375% 5/15/27	102,800,000	103,464,602

Total U.S. Treasury Obligations (Cost $537,134,011)		537,377,645

	Number of Contracts

OPTIONS PURCHASED–0.01%
Call Swaptions–0.01%
2 yr IRS pay a fixed rate 2.67% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/8/17 (MSC)	52,400,000	72,102

Total Options Purchased (Cost $74,830)		72,102

	Principal Amount°

SHORT-TERM INVESTMENTS–6.43%
Repurchase Agreements–6.43%
JPMorgan Securities 1.35%, dated 6/30/17, to be repurchased on 7/3/17, repurchase price $64,507,256 (collateralized by U.S.government obligations 1.123% 4/30/19; market value $65,846,695)	64,500,000	64,500,000

Total Short-Term Investments (Cost $64,500,000)		64,500,000

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

TOTAL INVESTMENTS–139.86% (Cost $1,395,711,701)		$1,403,338,454

	Principal Amount°	Value (U.S. $)

SECURITY SOLD SHORT–(4.21%)
U.S. Treasury Obligation–(4.21%)
U.S. Treasury Note 1.75% 5/31/22	(42,500,000)	(42,255,965)

Total Security Sold Short (Proceeds $42,378,719)		(42,255,965)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(35.65%)		(357,668,985)

NET ASSETS APPLICABLE TO 98,961,319 SHARES OUTSTANDING–100.00%		$1,003,413,504

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $304,347,546, which represents 30.33% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2017.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

×	Fully or partially pledge as collateral for reverse repurchase agreements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for open derivatives and reverse repurchase agreements.

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(1,462,000)	USD	1,646,095	7/5/17	$—	$(24,156)
BNP	EUR	(16,386,000)	USD	18,666,439	8/2/17	—	(83,254)
BNP	GBP	(5,020,000)	USD	6,461,764	7/5/17	—	(77,611)
BNP	JPY	3,350,400,000	USD	(29,927,646)	7/5/17	—	(133,232)
BNP	JPY	(3,350,400,000)	USD	29,962,841	8/2/17	130,200	—
BNP	MXN	(13,286,531)	USD	740,546	8/8/17	13,266	—
BNP	MXN	(379,000,000)	USD	20,868,968	8/31/17	194,918	—
GSC	AUD	5,449,000	USD	(4,121,198)	7/5/17	66,669	—
GSC	EUR	10,575,000	USD	(12,032,143)	7/5/17	49,189	—
GSC	GBP	5,020,000	USD	(6,529,413)	7/5/17	9,961	—
GSC	GBP	(6,400,000)	USD	8,331,732	8/2/17	—	(13,342)
GSC	JPY	(3,350,400,000)	USD	30,259,978	7/5/17	465,565	—
GSC	MXN	9,837,000	USD	(540,347)	8/8/17	—	(1,888)
GSC	MYR	(16,087,401)	USD	3,777,271	8/1/17	44,148	—
JPMC	AUD	(38,486,000)	USD	28,609,909	7/5/17	—	(968,780)
JPMC	CZK	(550,000,000)	USD	21,810,683	8/25/17	—	(2,328,188)
JPMC	JPY	(32,300,000)	USD	287,283	7/5/17	46	—
JPMC	MXN	(12,137,819)	USD	665,051	8/8/17	649	—
JPMC	MYR	(22,058,246)	USD	5,179,815	9/5/17	67,646	—

Total						$1,042,257	$(3,630,451)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
464	Euro-BOBL	$70,516,662	$69,795,416	9/8/17	$—	$(721,246)
(83)	Euro-Buxl 30 yr Bonds	(15,782,184)	(15,501,443)	9/8/17	280,741	—
(219)	Long Gilt	(36,478,181)	(35,817,153)	9/28/17	661,028	—
(800)	U.S. Treasury 5 yr Notes	(94,464,643)	(94,268,750)	10/2/17	195,893	—

Total					$1,137,662	$(721,246)

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Reverse Repurchase Agreements2

Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
JPM–collateralized U.S. Treasury Notes 1.25% 6/30/19; market value $64,827,360	1.15%	6/30/17	7/3/17	$(64,837,500)	(64,839,571)
JPM–collateralized U.S. Treasury Notes 1.50% 8/31/18; market value $146,442,458	0.84%	6/13/17	7/17/17	(147,013,125)	(147,071,440)
RBC–collateralized U.S. Treasury Notes 2.38% 5/15/27; market value $96,463,307	1.01%	6/20/17	7/6/17	(97,018,750)	(97,045,969)
RBS–collateralized U.S. Treasury Notes 1.50% 8/31/18; market value $4,911,486	1.45%	6/30/17	7/3/17	(4,936,750)	(4,936,949)
SG–collateralized U.S. Treasury Notes 1.25% 6/30/19; market value $40,292,698	1.45%	6/29/17	7/3/17	(40,299,000)	(40,302,246)
SG–collateralized U.S. Treasury Notes 2.38% 5/15/27; market value $7,447,841	1.10%	6/29/17	7/7/17	(7,492,500)	(7,492,729)

Total				$(361,597,625)	$(361,688,904)

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Amount[3]		Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CME - CS-2 yr IRS		142,500,000	(1.350%)	1.295%	12/28/18	$—	$—	$(380,729)
CME - CS-5 yr IRS	MXN	983,000,000	(5.798%)	7.145%	9/6/21	(1,647,762)	—	(208,329)
CME - CS-5 yr IRS	MXN	267,900,000	(7.199%)	7.145%	12/3/21	(151,280)	425,713	—
CME - CS-10 yr IRS		108,600,000	(1.500%)	1.299%	6/21/27	9,213,461	—	(1,406,164)

						7,414,419	425,713	(1,995,222)

Counterparty & Swap Referenced Obligation	Notional Amount[3]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CME - CS-USD Receive 3 Month - Pay 1 Month IRS	71,100,000	(1.299%)	1.227%	5/21/22	$—	$—	$(29,000)
CME - CS-USD Receive 3 Month - Pay 1 Month IRS	954,000,000	(1.299%)	1.227%	6/21/20	25,771	—	(397,443)

					25,771	—	(426,443)

Total					$7,440,190	$425,713	$(2,421,665)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, notional values and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

1See Note 5 in “Notes to Financial Statements.”

2See Note 1 in “Notes to Financial Statements.”

3Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAMLL–Bank of America Merrill Lynch Large Loan

BNP–BNP Paribas

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

CS–Credit Suisse First Boston

CZK–Czech Republic Koruna

EUR–Euro

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IRS–Interest Rate Swap

JPM–JPMorgan

JPMC–JPMorgan Chase

JPY–Japanese Yen

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

RBC–Royal Bank of Canada

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

SG–Societe Generale

USD–U.S. Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value	$1,338,766,352
Short-term investments, at value	64,500,000
Receivable for securities sold	44,314,060
Upfront payments paid on interest rate swap contracts	9,239,232
Dividends and interest receivable	6,966,874
Foreign currencies, at value	2,907,573
Unrealized appreciation on futures contracts	1,137,662
Unrealized appreciation on foreign currency exchange contracts	1,042,257
Cash collateral held at brokers for certain open derivatives	1,014,000
Receivable for fund shares sold	520,323
Unrealized appreciation on interest rate swap contracts	425,713
Foreign currencies collateral held at broker for futures contracts, at value	330,226
Swap payments receivable	182,825
Options purchased, at value	72,102
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	18,726

TOTAL ASSETS	1,471,437,925

LIABILITIES:
Reverse repurchase agreements	361,597,625
Payable for securities purchased	52,317,338
Security sold short, at value	42,255,965
Unrealized depreciation on foreign currency exchange contracts	3,630,451
Unrealized depreciation on interest rate swap contracts	2,421,665
Upfront payments received on interest rate swap contracts	1,799,042
Payable for fund shares redeemed	1,073,271
Cash collateral due to brokers for certain open derivatives	950,000
Unrealized depreciation on futures contracts	721,246
Due to manager and affiliates	569,782
Swap payments payable	212,713
Cash due to custodian	198,665
Other accrued expenses payable	98,364
Interest expense payable for reverse repurchase agreements	91,279
Interest expense payable for securities sold short	57,804
Cash collateral due to broker for futures contracts	29,211

TOTAL LIABILITIES	468,024,421

TOTAL NET ASSETS	$1,003,413,504

Investments, at cost	$1,331,136,871
Short-term investments, at value	64,500,000
Options purchased, at cost	74,830
Foreign currencies, at cost	2,871,818
Security sold short, at proceeds	(42,378,719)
Foreign currencies collateral held at broker for futures contracts, at cost	300,226

LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund

Statement of Assets and Liabilities (continued)

Standard Class:
Net Assets	$582,129,923
Shares Outstanding	57,385,202
Net Asset Value Per Share	$10.144

Service Class:
Net Assets	$421,283,581
Shares Outstanding	41,576,117
Net Asset Value Per Share	$10.133

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$990,485,783
Undistributed net investment income	11,793,927
Accumulated net realized loss on investments	(2,878,467)
Net unrealized appreciation of investments, foreign currencies and derivatives	4,012,261

TOTAL NET ASSETS	$1,003,413,504

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$12,510,539
Dividends	7,964

12,518,503

EXPENSES:
Management fees	2,877,984
Interest expense on reverse repurchase agreements	506,081
Distribution fees-Service Class	503,928
Accounting and administration expenses	143,996
Interest expense on securities sold short	57,936
Shareholder servicing fees	55,760
Professional fees	47,847
Reports and statements to shareholders	27,696
Custodian fees	17,371
Pricing fees	16,142
Trustees’ fees and expenses	15,603
Consulting fees	2,113
Other	5,470

4,277,927
Less:
Management fees waived	(163,826)
Expenses reimbursed	(25,131)

Total operating expenses	4,088,970

NET INVESTMENT INCOME	8,429,533

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,883,697
Securities sold short	(260,979)
Foreign currencies	871,457
Foreign currency exchange contracts	(2,570,515)
Futures contracts	1,364,865
Options purchased	(127,925)
Options written	1,001,045
Swap contracts	53,483

Net realized gain	2,215,128

Net change in unrealized appreciation (depreciation) of:
Investments	7,313,852
Securities sold short	122,754
Foreign currencies	547,248
Foreign currency exchange contracts	(3,232,223)
Futures contracts	(1,144,571)
Options purchased	(72,310)
Options written	(191,634)
Swap contracts	(189,900)

Net change in unrealized appreciation (depreciation)	3,153,216

NET REALIZED AND UNREALIZED GAIN	5,368,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,797,877

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,429,533	$17,299,680
Net realized gain (loss)	2,215,128	(2,205,876)
Net change in unrealized appreciation (depreciation)	3,153,216	12,817,778

Net increase in net assets resulting from operations	13,797,877	27,911,582

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,926,662)
Service Class	—	(5,227,925)
Net realized gain:
Standard Class	—	(1,625,968)
Service Class	—	(739,307)

	—	(20,519,862)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,341,655	63,069,353
Service Class	87,536,860	254,656,841
Reinvestment of dividends and distributions:
Standard Class	—	14,552,630
Service Class	—	5,967,232

	109,878,515	338,246,056

Cost of shares redeemed:
Standard Class	(225,382,027)	(99,227,295)
Service Class	(56,126,008)	(114,430,179)

	(281,508,035)	(213,657,474)

Increase (Decrease) in net assets derived from capital share transactions	(171,629,520)	124,588,582

NET INCREASE (DECREASE) IN NET ASSETS	(157,831,643)	131,980,302
NET ASSETS:
Beginning of period	1,161,245,147	1,029,264,845

End of period	$1,003,413,504	$1,161,245,147

Undistributed net investment income	$11,793,927	$3,364,394

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund

Statement of Cash Flows

Six Months Ended June 30, 2017 (unaudited)

Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$13,797,877

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	7,663,765,827
Costs to cover securities sold short	(1,873,611,317)
Proceeds from securities sold short	1,915,729,057
Purchase of long-term investments	(7,694,184,424)
Net proceeds (costs) of short-term securities	(128,498,098)
Net amortization of premium/(discount) on investments	3,824,650
Non-cash adjustments for income from treasury inflation-protected securities	44,873
Net realized (gain) loss on sales of investments from changes in the foreign exchange rates	(1,209,828)
Net realized (gain) loss from investments	(1,883,697)
Net realized (gain) loss from securities sold short	260,979
Net change in unrealized (appreciation) depreciation of investments	(7,313,852)
Net change in unrealized (appreciation) depreciation of securities sold short	(122,754)
Net change in unrealized (appreciation) depreciation of swap contracts	189,900
Net change in unrealized (appreciation) depreciation of futures contracts	1,144,571
Net change in unrealized (appreciation) depreciation of foreign currency exchange contracts	3,232,223
Net change in unrealized (appreciation) depreciation of options purchased	72,310
Net change in unrealized (appreciation) depreciation of options written	191,634
Costs of options purchased	(275,881)
Options purchased expired/exercised	482,813
Premiums on options written	1,036,871
Options written expired/exercised	(1,434,418)
(Increase) Decrease in receivable for securities sold	(44,258,641)
(Increase) Decrease in dividends and interest receivable	1,251,544
Net amortization of upfront payments on swap contracts	59,358
Premiums paid (received) for swap contracts	(9,402,387)
Increase (Decrease) in cash collateral due to brokers for certain open derivatives	(40,000)
(Increase) Decrease in cash collateral held at brokers for certain open derivatives	1,628,000
(Increase) Decrease in cash collateral held at broker for futures contracts	20,000
(Increase) Decrease in cash collateral due to broker for futures contracts	(1,553,655)
(Increase) Decrease in foreign currencies pledged as collateral for futures contracts	(59,737)
(Increase) Decrease in net swaps payments receivable/payable	45,646
Increase (Decrease) in payable for securities purchased	47,307,022
Increase (Decrease) in due to manager and affiliates	30,856
Increase (Decrease) in other accrued expenses	(25,456)
Increase (Decrease) in interest expense payable for reverse repurchase agreements and securities sold short	110,649
(Increase) Decrease in prepaid printing and mailing fees to Lincoln Life	(18,726)

Cash provided by (used for) operating activities	(109,666,211)

Cash provided by (used for) financing activities:
Costs to cover reverse repurchase agreements	(6,906,259,375)
Proceeds from reverse repurchase agreements	7,179,546,750
Proceeds from shares sold, net of amounts receivables	110,222,870
Shares redeemed, net of amounts payables	(281,315,488)

Cash provided by (used for) financing activities	102,194,757

Net increase (decrease) in cash	(7,471,454)

Cash and foreign currencies at beginning of year	10,180,362

Cash and foreign currencies at end of year	$2,708,908

Cash paid during the period for interest expenses	$453,368

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/17[1]	Year Ended		5/1/14[2] to 12/31/14
	(unaudited)	12/31/16	12/31/15
Net asset value, beginning of period	$10.018	$9.948	$9.939	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.078	0.164	0.134	0.062
Net realized and unrealized gain (loss)	0.048	0.097	0.032	(0.042)

Total from investment operations	0.126	0.261	0.166	0.020

Less dividends and distributions from:
Net investment income	—	(0.170)	(0.127)	(0.066)
Net realized gain	—	(0.021)	(0.030)	(0.015)

Total dividends and distributions	—	(0.191)	(0.157)	(0.081)

Net asset value, end of period	$10.144	$10.018	$9.948	$9.939

Total return[4]	1.26%	2.63%	1.67%	0.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$582,130	$775,966	$791,901	$779,587
Ratio of expenses to average net assets[5]	0.63%	0.63%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.63%	0.57%	0.57%
Ratio of net investment income to average net assets[6]	1.55%	1.63%	1.33%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.63%	1.33%	0.92%
Portfolio turnover	576%	817%	489%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2017, the years ended December 31, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 0.53%, 0.54%, 0.54%, and 0.55%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2017, the years ended December 31, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 1.65%, 1.72%, 1.36%, and 0.94%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended		5/1/14[2] to
	(unaudited)	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$10.019	$9.950	$9.941	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.065	0.139	0.109	0.045
Net realized and unrealized gain (loss)	0.049	0.097	0.032	(0.040)

Total from investment operations	0.114	0.236	0.141	0.005

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.102)	(0.049)
Net realized gain	—	(0.021)	(0.030)	(0.015)

Total dividends and distributions	—	(0.167)	(0.132)	(0.064)

Net asset value, end of period	$10.133	$10.019	$9.950	$9.941

Total return[4]	1.14%	2.37%	1.42%	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,284	$385,279	$237,364	$57,110
Ratio of expenses to average net assets[5]	0.88%	0.88%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.88%	0.82%	0.82%
Ratio of net investment income to average net assets[6]	1.30%	1.38%	1.08%	0.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.27%	1.38%	1.08%	0.67%
Portfolio turnover	576%	817%	489%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2017, the years ended December 31, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 0.78%, 0.79%, 0.79%, and 0.80%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2017, the years ended December 31, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 1.40%, 1.45%, 1.11%, and 0.69%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”)contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy

LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2017, and matured on the next business day.

Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended June 30, 2017, the Fund had average reverse repurchase agreements of $134,250,305, for which it paid interest at an average rate of 0.85%. At June 30, 2017, the Fund pledged $360,385,150 in securities as collateral for reverse repurchase agreements.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the Schedule of Investments is as follows:

		Remaining Contracted Maturity of the Agreements
Reverse Repurchase Agreements	Open/Demand	Overnight	Up to 30 days	31-90 days	Greater Than 90 Days But Less Than One Year	Total
U.S. Treasury Obligations	$—	$—	$(361,597,625)	$—	$—	$(361,597,625)

Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.50% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess $500 million. The fee is calculated daily and paid monthly. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2017, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.54% of the average daily net assets for the Standard Class and 0.79% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$33,115
Legal	7,993

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,127 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$18,726
Management fees payable to LIAC	436,380
Distribution fees payable to LFD	86,477
Printing and mailing fees to Lincoln Life	20,127
Shareholder servicing fees payable to Lincoln Life	26,798

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $20,470,025 and securities sales of $121,671,142.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$137,459,083
Purchases of U.S. government securities	7,556,725,341
Sales other than U.S. government securities	403,352,956
Sales of U.S. government securities	7,260,412,872

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,353,258,152

Aggregate unrealized appreciation	$9,410,269
Aggregate unrealized depreciation	(1,658,034)

Net unrealized appreciation	$7,752,235

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,897,914	$528,546	$2,426,460

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$2,881,233	$—	$2,881,233
Agency Collateralized Mortgage Obligations	—	10,905,022	—	10,905,022
Agency Obligation	—	40,809,965	—	40,809,965
Corporate Bonds	—	582,759,976	—	582,759,976
Loan Agreements	—	1,679,041	—	1,679,041
Municipal Bonds	—	3,001,170	—	3,001,170
Non-Agency Asset-Backed Securities	—	83,151,873	4,900,000	88,051,873
Non-Agency Collateralized Mortgage Obligations	—	2,977,426	—	2,977,426
Non-Agency Commercial Mortgage-Backed Securities	—	11,272,484	—	11,272,484
Sovereign Bonds	—	57,050,517	—	57,050,517
U.S. Treasury Obligations	—	537,377,645	—	537,377,645
Option Purchased	—	72,102	—	72,102
Short-Term Investments	—	64,500,000	—	64,500,000

Total Investments	$—	$1,398,438,454	$4,900,000	$1,403,338,454

Liabilities:
Security Sold Short	$—	$(42,255,965)	$—	$(42,255,965)

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,042,257	$—	$1,042,257

Futures Contracts	$1,137,662	$—	$—	$1,137,662

Swap Contracts	$—	$425,713	$—	$425,713

Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,630,451)	$—	$(3,630,451)

Futures Contracts	$(721,246)	$—	$—	$(721,246)

Swap Contracts	$—	$(2,421,665)	$—	$(2,421,665)

Reverse Repurchase Agreements	$—	$(361,597,625)	$—	$(361,597,625)

There were no Level 3 investments at the beginning of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	2,220,329	6,279,545
Service Class	8,694,658	25,402,193
Shares reinvested:
Standard Class	—	1,449,409
Service Class	—	594,362

	10,914,987	33,725,509

Shares redeemed:
Standard Class	(22,292,446)	(9,875,791)
Service Class	(5,573,063)	(11,396,888)

	(27,865,509)	(21,272,679)

Net increase (decrease)	(16,950,522)	12,452,830

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the futures but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; and to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2017, the Fund pledged $613,435 in securities, $682,000 in cash, and $330,226 in foreign currencies as collateral for futures contracts. At June 30, 2017, the Fund also received $29,211 in cash as collateral for futures contracts.

LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts–During the six months ended June 30, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to facilitate investments in portfolio securities; and to generate income.

Transactions in options written during the six months ended June 30, 2017 for the Fund were as follows:

Put Options	Number of contracts	Premiums
Options outstanding at December 31, 2016	168,400,000	$397,547
Options written	290,400,000	1,036,871
Options exercised	(458,800,000)	(1,434,418)

Options outstanding at June 30, 2017	—	$—

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence

LVIP PIMCO Low Duration Bond Fund–26

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. No CDS contracts were outstanding at June 30, 2017.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used CDS contracts to hedge against credit events (including single name, baskets, and systemic); and to gain exposure to certain securities or markets.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

At June 30, 2017, the Fund pledged $7,113,826 in securities and $332,000 in cash as collateral for certain open derivatives. At June 30, 2017, the Fund also received $950,000 in cash as collateral for certain open derivatives. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$1,042,257	Unrealized depreciation on foreign currency exchange contracts	$(3,630,451)
Options purchased (Interest rate contracts)	Options purchased, at value	72,102	Options purchased, at value	—
Futures contracts (Interest rate contracts)	Unrealized appreciation on futures contracts	1,137,662	Unrealized depreciation on futures contracts	(721,246)
Swap contracts (Interest rate contracts)	Unrealized appreciation on interest rate swap contracts	425,713	Unrealized depreciation on interest rate swap contracts	(2,421,665)

Total		$2,677,734		$(6,773,362)

LVIP PIMCO Low Duration Bond Fund–27

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts )	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,570,515)	$(3,232,223)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	879,929	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	484,936	(1,144,571)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(21,887)	—
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(106,038)	(72,310)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	1,001,045	(191,634)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	—	(8,625)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	53,483	(181,275)

Total		$(279,047)	$(4,830,638)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	7,333,693	USD	113,911,328
Futures contracts (average notional value)	USD	113,641,726	USD	291,306,320
Options contracts (average notional value)	USD	176,049	USD	110,737
CDS contracts (average notional value)*	USD	—	USD	1,029,600
Interest rate swap contracts (average notional value)**	MXN	1,248,498,400	MXN	—
Interest rate swap contracts (average notional value)**	USD	1,119,820,800	USD	65,865,600

*Long represents buying protection and short represents selling protection.

**Long represent paying floating interest payments and short represent receiving floating interest payments.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP PIMCO Low Duration Bond Fund–28

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas	$338,384	$(318,253)	$20,131
Credit Suisse First Boston	1,563,375	(3,142,911)	(1,579,536)
Morgan Stanley Capital	—	(2,728)	(2,728)
JPMorgan Chase Bank	68,341	(3,296,968)	(3,228,627)

Total	$1,970,100	$(6,760,860)	$(4,790,760)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNP Paribas	$20,131	$—	$—	$—	$—	$20,131
Credit Suisse First Boston	(1,579,536)	—	—	565,536	1,014,000	—
Morgan Stanley Capital	(2,728)	—	—	—	—	(2,728)
JPMorgan Chase Bank	(3,228,627)	—	—	2,847,850	—	(380,777)

Total	$(4,790,760)	$—	$—	$3,413,386	$1,014,000	$(363,374)

Repurchase Agreements

Repurchase agreements are entered into by a the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2017, the following tables is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreement	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure[a]
JPMorgan Securities	$64,500,000	$(64,500,000)	$—	$(64,500,000)	$—

LVIP PIMCO Low Duration Bond Fund–29

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Reverse repurchase agreements

Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty, the Fund is considered unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2017, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non Cash Collateral Pledged	Net Collateral Pledged	Net Exposure(a)
JPMorgan	$(211,850,625)	$211,269,818	$211,269,818	$(580,807)
Royal Bank of Canada	(97,018,750)	96,463,307	96,463,307	(555,443)
Royal Bank of Scotland	(4,936,750)	4,911,486	4,911,486	(25,264)
Societe Generale	(47,791,500)	47,740,539	47,740,539	(50,961)

Total	$(361,597,625)	$360,385,150	$360,385,150	$(1,212,475)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do

LVIP PIMCO Low Duration Bond Fund–30

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP PIMCO Low Duration Bond Fund–31

LVIP Select Core Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Select Core Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Select Core Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,091.80	0.10%	$0.52
Service Class Shares	1,000.00	1,090.00	0.45%	2.33
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.73%
Equity Funds	93.02%
Money Market Fund	6.71%
Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

LVIP Select Core Equity Managed Volatility Fund–2

LVIP Select Core Equity Managed Volatility Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.73%
Equity Funds–93.02%
Fidelity®–
XVIP Contrafund® Portfolio	8,388,964	$298,479,338
XVIP Equity-Income Portfolio	5,683,148	128,041,323

		426,520,661

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	30,789,845	$30,789,845

		30,789,845

Total Investment Companies (Cost $407,034,684)		457,310,506

TOTAL VALUE OF SECURITIES–99.73% (Cost $407,034,684)	457,310,506
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,216,410

NET ASSETS APPLICABLE TO 36,013,656 SHARES OUTSTANDING–100.00%	$458,526,916

NET ASSET VALUE PER SHARE–LVIP SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($130,563 / 10,234 Shares)	$12.758

NET ASSET VALUE PER SHARE–LVIP SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($458,396,353 / 36,003,422 Shares)	$12.732

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$411,921,163
Accumulated net investment loss	(122,176)
Accumulated net realized loss on investments	(3,402,358)
Net unrealized appreciation of investments and derivatives.	50,130,287

TOTAL NET ASSETS	$458,526,916

X	Initial Class.

«

Includes $15,884 cash due to broker, $272,050 foreign currencies held at broker, $1,049,716 cash collateral held at broker for futures contracts, $72,951 payable for fund shares redeemed, $187,973 due to manager and affiliates and $26,201 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2017.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
6 British Pound	$481,143	$489,188	9/19/17	$8,045	$—
5 Euro	708,671	716,688	9/19/17	8,017	—
5 Japanese Yen	575,453	556,875	9/19/17	—	(18,578)

				16,062	(18,578)

Equity Contracts:
207 E-mini S&P 500 Index	25,114,120	25,056,315	9/18/17	—	(57,805)
20 E-mini S&P MidCap 400 Index	3,531,320	3,492,200	9/18/17	—	(39,120)
22 Euro STOXX 50 Index	893,029	862,118	9/18/17	—	(30,911)
5 FTSE 100 Index	484,274	471,649	9/18/17	—	(12,625)
3 Nikkei 225 Index (OSE)	536,522	533,985	9/8/17	—	(2,537)

				—	(142,998)

Total				$16,062	$(161,576)

LVIP Select Core Equity Managed Volatility Fund–3

LVIP Select Core Equity Managed Volatility Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–4

LVIP Select Core Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$870,155

EXPENSES:
Management fees	1,588,822
Distribution fees-Service Class	794,158
Accounting and administration expenses	31,254
Shareholder servicing fees	22,281
Professional fees	21,984
Reports and statements to shareholders	17,693
Trustees’ fees and expenses	6,157
Custodian fees	4,334
Consulting fees	2,294
Pricing fees	128
Other	1,926

2,491,031
Less:
Management fees waived	(1,407,242)
Expenses reimbursed	(62,657)

Total operating expenses	1,021,132

NET INVESTMENT LOSS	(150,977)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	12,772,205
Sale of investments in investment companies	(87,745)
Foreign currencies	6,187
Futures contracts	2,519,895

Net realized gain	15,210,542

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	24,389,271
Foreign currencies	7
Futures contracts	(66,558)

Net change in unrealized appreciation (depreciation)	24,322,720

NET REALIZED AND UNREALIZED GAIN	39,533,262

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,382,285

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(150,977)	$3,074,512
Net realized gain (loss)	15,210,542	(10,148,502)
Net change in unrealized appreciation (depreciation)	24,322,720	35,622,530

Net increase in net assets resulting from operations	39,382,285	28,548,540

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,275)
Service Class	—	(3,425,776)

	—	(3,428,051)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	59	176,681
Service Class	10,395,974	52,561,579
Reinvestment of dividends and distributions:
Standard Class	—	2,275
Service Class	—	3,425,776

	10,396,033	56,166,311

Cost of shares redeemed:
Standard Class	(93,965)	(604,095)
Service Class	(42,249,777)	(73,865,272)

	(42,343,742)	(74,469,367)

Decrease in net assets derived from capital share transactions	(31,947,709)	(18,303,056)

NET INCREASE IN NET ASSETS	7,434,576	6,817,433
NET ASSETS:
Beginning of period	451,092,340	444,274,907

End of period	$458,526,916	$451,092,340

Undistributed (accumulated) net investment income (loss)	$(122,176)	$28,801

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–5

LVIP Select Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	Year Ended 12/31/15	12/31/14	5/1/13[3] to 12/31/13
Net asset value, beginning of period	$11.684		$11.081	$11.839	$11.459	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.017		0.112	0.119	0.141	0.224
Net realized and unrealized gain (loss)	1.057		0.619	(0.688)	0.570	1.346

Total from investment operations	1.074		0.731	(0.569)	0.711	1.570

Less dividends and distributions from:
Net investment income	—		(0.128)	(0.189)	(0.331)	(0.111)

Total dividends and distributions	—		(0.128)	(0.189)	(0.331)	(0.111)

Net asset value, end of period	$12.758		$11.684	$11.081	$11.839	$11.459

Total return[5]	9.18%		6.59%	(4.81% )	6.18%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131		$210	$626	$448	$229
Ratio of expenses to average net assets[6]	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.75%		0.75%	0.77%	0.80%	1.24%
Ratio of net investment income to average net assets	0.28%		1.03%	1.02%	1.20%	3.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37%	)	0.38%	0.35%	0.50%	1.95%
Portfolio turnover	5%		44%	7%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–6

LVIP Select Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16[2]	Year Ended 12/31/15	12/31/14	5/1/13[3] to 12/31/13
Net asset value, beginning of period	$11.681		$11.082	$11.838	$11.459	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.004)		0.076	0.078	0.100	0.202
Net realized and unrealized gain (loss)	1.055		0.612	(0.686)	0.568	1.342

Total from investment operations	1.051		0.688	(0.608)	0.668	1.544

Less dividends and distributions from:
Net investment income	—		(0.089)	(0.148)	(0.289)	(0.085)

Total dividends and distributions	—		(0.089)	(0.148)	(0.289)	(0.085)

Net asset value, end of period	$12.732		$11.681	$11.082	$11.838	$11.459

Total return[5]	9.00%		6.22%	(5.15% )	5.81%	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,396		$450,882	$443,649	$290,592	$101,106
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.10%		1.10%	1.12%	1.15%	1.59%
Ratio of net investment income (loss) to average net assets	(0.07%	)	0.68%	0.67%	0.85%	2.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.72%	)	0.03%	0.00%	0.15%	1.60%
Portfolio turnover	5%		44%	7%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–7

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2017 and for the open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Select Core Equity Managed Volatility Fund–8

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.62% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard class and 0.45% for the Service class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$12,944
Legal	3,124

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and Statements to Shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,924 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Select Core Equity Managed Volatility Fund–9

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$26,201
Management fees payable to LIAC	30,342
Distribution fees payable to LFD	132,708
Shareholder servicing fees payable to Lincoln Life	10,999
Printing and mailing fees payable to Lincoln Life	13,924

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$21,584,322
Sales	39,163,347

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$407,034,684

Aggregate unrealized appreciation	$50,275,822
Aggregate unrealized depreciation	—

Net unrealized appreciation	$50,275,822

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:

Assets:
Investment Companies	$457,310,506

Derivatives:
Assets:
Futures Contracts	$16,062

Liabilities:
Futures Contracts	$(161,576)

LVIP Select Core Equity Managed Volatility Fund–10

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	5	16,613
Service Class	840,762	4,869,418
Shares reinvested:
Standard Class	—	194
Service Class	—	292,263

	840,767	5,178,488

Shares redeemed:
Standard Class	(7,754)	(55,273)
Service Class	(3,436,316)	(6,597,740)

	(3,444,070)	(6,653,013)

Net decrease	(2,603,303)	(1,474,525)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market condition; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	$16,062	Receivables and other assets net of liabilities	$(18,578)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(142,998)

Total		$16,062		$(161,576)

LVIP Select Core Equity Managed Volatility Fund–11

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$69,190	$17,597
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2.450,705	(84,155)

Total		$2,519,895	$(66,558)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$32,321,033	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Select Core Equity Managed Volatility Fund–12

LVIP SSGA Index Allocation Funds

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP SSGA Structured Allocation Funds

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP SSGA Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

LVIP SSGA Conservative Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,055.60	0.20%	$1.02
Service Class Shares	1,000.00	1,054.30	0.45%	2.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSGA Moderate Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,072.70	0.19%	$0.98
Service Class Shares	1,000.00	1,071.40	0.44%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSGA Moderately Aggressive Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,084.40	0.20%	$1.03
Service Class Shares	1,000.00	1,083.10	0.45%	2.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP SSGA Conservative Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,051.30	0.20%	$1.02
Service Class Shares	1,000.00	1,050.00	0.45%	2.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSGA Moderate Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,067.10	0.19%	$0.97
Service Class Shares	1,000.00	1,065.70	0.44%	2.25
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,076.90	0.19%	$0.98
Service Class Shares	1,000.00	1,075.60	0.44%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

LVIP SSGA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	85.13%
Equity Funds	21.68%
Fixed Income Fund	49.63%
International Equity Fund	13.82%
Unaffiliated Investments	13.89%
Fixed Income Fund	9.94%
International Equity Fund	3.95%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

LVIP SSGA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	83.67%
Equity Funds	33.77%
Fixed Income Fund	30.01%
International Equity Fund	19.89%
Unaffiliated Investments	15.99%
Fixed Income Fund	10.02%
International Equity Fund	5.97%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

LVIP SSGA Moderately Aggressive Index Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	85.01%
Equity Funds	37.92%
Fixed Income Fund	25.12%
International Equity Fund	21.97%
Unaffiliated Investments	15.03%
Fixed Income Fund	5.03%
International Equity Fund	10.00%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds

Security Type/Sector Allocations (unaudited) (continued)

As of June 30, 2017

LVIP SSGA Conservative Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	90.03%
Equity Funds	21.97%
Fixed Income Fund	50.05%
International Equity Funds	18.01%
Unaffiliated Investment	10.02%
Fixed Income Fund	10.02%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSGA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	100.11%
Equity Funds	33.98%
Fixed Income Funds	40.10%
International Equity Funds	26.03%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	95.01%
Equity Funds	37.95%
Fixed Income Fund	25.02%
International Equity Funds	32.04%
Unaffiliated Investments	5.06%
Fixed Income Fund	5.01%
Money Market Fund	0.05%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.13%
Equity Funds–21.68%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	247,679	$3,011,286
LVIP SSGA S&P 500 Index Fund	1,001,225	17,017,819
LVIP SSGA Small-Cap Index Fund	67,129	2,023,075

		22,052,180

Fixed Income Fund–49.63%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	4,432,795	50,493,973

		50,493,973

International Equity Fund–13.82%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,510,228	14,054,186

		14,054,186

Total Affiliated Investments (Cost $74,287,803)		86,600,339

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–13.89%
Fixed Income Fund–9.94%
SPDR® Bloomberg Barclays TIPS ETF	180,029	$10,112,229

		10,112,229

International Equity Fund–3.95%
iShares Core MSCI Emerging Markets ETF	80,352	4,020,814

		4,020,814

Total Unaffiliated Investments (Cost $13,499,539)		14,133,043

TOTAL VALUE OF SECURITIES–99.02% (Cost $87,787,342)	100,733,382
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	1,001,793

NET ASSETS APPLICABLE TO 7,962,208 SHARES OUTSTANDING–100.00%	$101,735,175

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–83.67%
Equity Funds–33.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,657,934	$20,157,165
LVIP SSGA S&P 500 Index Fund	4,730,932	80,411,650
LVIP SSGA Small-Cap Index Fund	449,357	13,542,257

		114,111,072

Fixed Income Fund–30.01%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	8,901,439	101,396,294

		101,396,294

International Equity Fund–19.89%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,220,985	67,198,483

		67,198,483

Total Affiliated Investments (Cost $231,204,604)		282,705,849

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.99%
Fixed Income Fund–10.02%
SPDR® Bloomberg Barclays TIPS ETF	602,543	$33,844,840

		33,844,840

International Equity Fund–5.97%
iShares Core MSCI Emerging Markets ETF	403,422	20,187,237

		20,187,237

Total Unaffiliated Investments (Cost $52,304,741)		54,032,077

TOTAL VALUE OF SECURITIES–99.66% (Cost $283,509,345)	336,737,926
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,154,496

NET ASSETS APPLICABLE TO 24,035,277 SHARES OUTSTANDING–100.00%	$337,892,422

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.01%
Equity Funds–37.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,762,485	$21,428,290
LVIP SSGA S&P 500 Index Fund	4,669,800	79,372,588
LVIP SSGA Small-Cap Index Fund	511,798	15,424,052

		116,224,930

Fixed Income Fund–25.12%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	6,757,850	76,978,668

		76,978,668

International Equity Fund–21.97%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,237,428	67,351,501

		67,351,501

Total Affiliated Investments (Cost $208,513,353)		260,555,099

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.03%
Fixed Income Fund–5.03%
SPDR® Bloomberg Barclays TIPS ETF	274,455	$15,416,137

		15,416,137

International Equity Fund–10.00%
iShares Core MSCI Emerging Markets ETF	612,638	30,656,405

		30,656,405

Total Unaffiliated Investments (Cost $43,506,227)		46,072,542

TOTAL VALUE OF SECURITIES–100.04% (Cost $252,019,580)	306,627,641
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(116,512)

NET ASSETS APPLICABLE TO 21,269,868 SHARES OUTSTANDING–100.00%	$306,511,129

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.03%
Equity Funds–21.97%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,124,641	$16,760,531
LVIP SSGA Mid-Cap Index Fund	342,411	4,163,039
LVIP SSGA S&P 500 Index Fund	977,143	16,608,503
LVIP SSGA Small-Cap Index Fund	139,212	4,195,417
LVIP SSGA Small-Mid Cap 200 Fund	295,318	4,237,221

		45,964,711

Fixed Income Fund–50.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	9,194,303	104,732,304

		104,732,304

International Equity Funds–18.01%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,641,460	14,661,518
LVIP SSGA Emerging Markets 100 Fund	885,298	8,436,002
LVIP SSGA International Index Fund	1,565,967	14,572,887

		37,670,407

Total Affiliated Investments (Cost $163,686,422)		188,367,422

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–10.02%
Fixed Income Fund–10.02%
SPDR® Bloomberg Barclays TIPS ETF	373,397	$20,973,709

Total Unaffiliated Investment (Cost $20,565,750)		20,973,709

TOTAL VALUE OF SECURITIES–100.05% (Cost $184,252,172)	209,341,131
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(99,477)

NET ASSETS APPLICABLE TO 17,346,472 SHARES OUTSTANDING–100.00%	$209,241,654

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.11%
Equity Funds–33.98%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	7,403,095	$110,328,323
LVIP SSGA Mid-Cap Index Fund	3,005,378	36,539,384
LVIP SSGA S&P 500 Index Fund	6,432,212	109,328,303
LVIP SSGA Small-Cap Index Fund	916,393	27,617,345
LVIP SSGA Small-Mid Cap 200 Fund	1,943,926	27,891,453

		311,704,808

Fixed Income Funds–40.10%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	24,207,297	275,745,320
SPDR® Bloomberg Barclays TIPS ETF	1,638,614	92,040,948

		367,786,268

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds–26.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,290,594	$91,915,589
LVIP SSGA Emerging Markets 100 Fund	5,827,519	55,530,430
LVIP SSGA International Index Fund	9,817,399	91,360,713

		238,806,732

Total Affiliated Investments (Cost $782,146,790)		918,297,808

TOTAL VALUE OF SECURITIES–100.11% (Cost $782,146,790)	918,297,808
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(1,004,010)

NET ASSETS APPLICABLE TO 70,080,133 SHARES OUTSTANDING–100.00%	$917,293,798

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.01%
Equity Funds–37.95%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,570,343	$68,111,816
LVIP SSGA Mid-Cap Index Fund	1,712,691	20,822,893
LVIP SSGA S&P 500 Index Fund	3,970,974	67,494,640
LVIP SSGA Small-Cap Index Fund	696,310	20,984,696
LVIP SSGA Small-Mid Cap 200 Fund	1,477,052	21,192,745

		198,606,790

Fixed Income Fund–25.02%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	11,495,454	130,944,714

		130,944,714

International Equity Funds–32.04%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,450,783	57,618,390
LVIP SSGA Emerging Markets 100 Fund	5,534,870	52,741,772
LVIP SSGA International Index Fund	6,154,209	57,271,065

		167,631,227

Total Affiliated Investments (Cost $408,011,284)		497,182,731

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–5.06%
Fixed Income Fund–5.01%
SPDR® Bloomberg Barclays TIPS ETF	466,881	$26,224,706

		26,224,706

Money Market Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	231,678	231,678

		231,678

Total Unaffiliated Investments (Cost $26,099,685)		26,456,384

TOTAL VALUE OF SECURITIES–100.07% (Cost $434,110,969)	523,639,115
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(362,759)

NET ASSETS APPLICABLE TO 38,726,749 SHARES OUTSTANDING–100.00%	$523,276,356

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Affiliated investments, at value	$86,600,339	$282,705,849	$260,555,099	$188,367,422	$918,297,808	$497,182,731
Unaffiliated investments, at value	14,133,043	54,032,077	46,072,542	20,973,709	—	26,456,384

Total investments, at value	100,733,382	336,737,926	306,627,641	209,341,131	918,297,808	523,639,115
Receivable for fund shares sold	1,108,786	1,407,482	34,436	34,423	12,514	181,756
Cash	31,256	559	—	50,828	—	625,646
Receivable for investments sold	20,119	14,168	30,629	18,792	126,435	27,850
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	3,927	—	—	—	—	—
Dividends receivable from investments	21	100	177	21	28	22

TOTAL ASSETS	101,897,491	338,160,235	306,692,883	209,445,195	918,436,785	524,474,389

LIABILITIES:
Payable for fund shares redeemed	64,064	132,417	46,106	42,143	656,607	112,936
Payable for investments purchased	51,301	14,718	452	69,584	—	885,117
Due to manager and affiliates	31,902	102,016	86,552	74,172	330,907	177,590
Accrued expenses payable	15,049	18,662	18,404	17,642	28,965	22,390
Cash due to custodian	—	—	30,240	—	126,508	—

TOTAL LIABILITIES	162,316	267,813	181,754	203,541	1,142,987	1,198,033

TOTAL NET ASSETS	$101,735,175	$337,892,422	$306,511,129	$209,241,654	$917,293,798	$523,276,356

Affiliated investments, at cost	$74,287,803	$231,204,604	$208,513,353	$163,686,422	$782,146,790	$408,011,284
Unaffiliated investments, at cost	13,499,539	52,304,741	43,506,227	20,565,750	—	26,099,685

Total investments, at cost	$87,787,342	$283,509,345	$252,019,580	$184,252,172	$782,146,790	$434,110,969

Standard Class:
Net Assets	$25,624,553	$100,622,685	$120,161,367	$15,319,799	$82,075,372	$64,524,802
Shares Outstanding	2,003,382	7,150,124	8,324,326	1,268,365	6,260,894	4,767,993
Net Asset Value Per Share	$12.791	$14.073	$14.435	$12.078	$13.109	$13.533

Service Class:
Net Assets	$76,110,622	$237,269,737	$186,349,762	$193,921,855	$835,218,426	$458,751,554
Shares Outstanding	5,958,826	16,885,153	12,945,542	16,078,107	63,819,239	33,958,756
Net Asset Value Per Share	$12.773	$14.052	$14.395	$12.061	$13.087	$13.509

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$90,547,807	$288,427,506	$255,827,905	$187,598,971	$787,621,900	$445,619,581
Accumulated net investment loss	(64,810)	(88,971)	(142,316)	(250,952)	(985,340)	(787,944)
Accumulated net realized loss on investments	(1,693,862)	(3,674,694)	(3,782,521)	(3,195,324)	(5,493,780)	(11,083,427)
Net unrealized appreciation of investments	12,946,040	53,228,581	54,608,061	25,088,959	136,151,018	89,528,146

TOTAL NET ASSETS	$101,735,175	$337,892,422	$306,511,129	$209,241,654	$917,293,798	$523,276,356

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$126,203	$467,312	$368,753	$204,226	$164	$250,679
Dividends from affiliated investments	—	—	—	—	884,812	—

	126,203	467,312	368,753	204,226	884,976	250,679

EXPENSES:
Management fees	121,950	400,323	361,510	260,418	1,127,090	635,744
Distribution expenses-Service Class	93,452	286,460	227,572	242,119	1,031,630	560,542
Accounting and administration expenses	18,611	26,279	25,228	22,476	47,248	33,051
Professional fees	10,665	13,081	12,693	11,905	18,680	15,069
Shareholder servicing fees	4,838	16,202	14,572	10,205	44,463	25,273
Reports and statements to shareholders	3,212	6,179	5,402	5,011	26,677	8,532
Trustees’ fees and expenses	1,357	4,224	3,825	2,810	12,099	6,786
Custodian fees	1,248	2,444	2,549	2,267	7,088	4,142
Consulting fees	958	1,198	1,164	1,079	1,828	1,401
Pricing fees	9	23	20	13	50	27
Other	527	1,162	1,138	1,042	4,299	2,354

	256,827	757,575	655,673	559,345	2,321,152	1,292,921
Less:
Management fees waived	(48,780)	(160,129)	(144,604)	(104,167)	(450,836)	(254,298)
Expenses reimbursed	(17,034)	—	—	—	—	—

Total operating expenses	191,013	597,446	511,069	455,178	1,870,316	1,038,623

NET INVESTMENT LOSS	(64,810)	(130,134)	(142,316)	(250,952)	(985,340)	(787,944)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	159,372	(120,762)	(80,489)	1,070,943	3,099,709	327,903
Sale of unaffiliated investments	(35,520)	(185,635)	(222,477)	(15,656)	—	(24,712)

Net realized gain (loss)	123,852	(306,397)	(302,966)	1,055,287	3,099,709	303,191

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	4,466,027	19,242,542	18,596,768	9,455,215	55,731,886	37,659,047
Unaffiliated investments	677,709	3,307,097	4,953,119	12,606	—	15,517

Net change in unrealized appreciation (depreciation)	5,143,736	22,549,639	23,549,887	9,467,821	55,731,886	37,674,564

NET REALIZED AND UNREALIZED GAIN	5,267,588	22,243,242	23,246,921	10,523,108	58,831,595	37,977,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,202,778	$22,113,108	$23,104,605	$10,272,156	$57,846,255	$37,189,811

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds

Statements of Changes in Net Assets

	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(64,810)	$1,812,469	$(130,134)	$5,546,280	$(142,316)	$5,155,288
Net realized gain (loss)	123,852	(96,550)	(306,397)	36,059	(302,966)	(86,238)
Net change in unrealized appreciation (depreciation)	5,143,736	2,893,430	22,549,639	11,632,949	23,549,887	12,689,494

Net increase in net assets resulting from operations	5,202,778	4,609,349	22,113,108	17,215,288	23,104,605	17,758,544

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(427,317)	—	(1,644,457)	—	(2,018,785)
Service Class	—	(1,419,848)	—	(3,981,407)	—	(3,275,794)
Net realized gain:
Standard Class	—	(142,582)	—	(788,337)	—	(1,162,670)
Service Class	—	(572,904)	—	(2,537,160)	—	(2,374,310)

	—	(2,562,651)	—	(8,951,361)	—	(8,831,559)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,502,491	7,105,831	16,771,053	29,853,228	17,580,807	28,585,645
Service Class	4,970,172	22,350,409	23,080,034	35,276,634	9,849,980	21,448,194
Reinvestment of dividends and distributions:
Standard Class	—	569,899	—	2,432,794	—	3,181,455
Service Class	—	1,992,752	—	6,518,567	—	5,650,104

	10,472,663	32,018,891	39,851,087	74,081,223	27,430,787	58,865,398

Cost of shares redeemed:
Standard Class	(1,261,489)	(1,411,387)	(3,542,415)	(4,656,637)	(3,098,595)	(4,004,243)
Service Class	(8,574,060)	(20,008,638)	(23,476,591)	(34,130,536)	(15,121,600)	(25,146,351)

	(9,835,549)	(21,420,025)	(27,019,006)	(38,787,173)	(18,220,195)	(29,150,594)

Increase in net assets derived from capital share transactions	637,114	10,598,866	12,832,081	35,294,050	9,210,592	29,714,804

NET INCREASE IN NET ASSETS	5,839,892	12,645,564	34,945,189	43,557,977	32,315,197	38,641,789
NET ASSETS:
Beginning of period	95,895,283	83,249,719	302,947,233	259,389,256	274,195,932	235,554,143

End of period	$101,735,175	$95,895,283	$337,892,422	$302,947,233	$306,511,129	$274,195,932

Undistributed (accumulated) net investment income (loss)	$(64,810)	$—	$(88,971)	$41,163	$(142,316)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–13

LVIP SSGA Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(250,952)	$4,060,170	$(985,340)	$17,381,916	$(787,944)	$9,935,643
Net realized gain	1,055,287	1,727,918	3,099,709	13,168,084	303,191	6,045,460
Net change in unrealized appreciation (depreciation)	9,467,821	7,071,341	55,731,886	44,506,314	37,674,564	29,883,903

Net increase in net assets resulting from operations	10,272,156	12,859,429	57,846,255	75,056,314	37,189,811	45,865,006

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(312,253)	—	(1,594,105)	—	(1,309,673)
Service Class	—	(3,918,039)	—	(16,689,435)	—	(9,180,904)
Net realized gain:
Standard Class	—	(288,185)	—	(1,928,492)	—	(1,609,809)
Service Class	—	(4,643,580)	—	(24,567,048)	—	(13,855,741)

	—	(9,162,057)	—	(44,779,080)	—	(25,956,127)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,220,698	5,601,266	8,867,368	18,867,416	5,629,331	18,972,084
Service Class	9,494,323	30,812,022	26,766,656	56,821,753	23,515,713	37,847,326
Reinvestment of dividends and distributions:
Standard Class	—	600,438	—	3,522,597	—	2,919,482
Service Class	—	8,561,619	—	41,256,483	—	23,036,645

	10,715,021	45,575,345	35,634,024	120,468,249	29,145,044	82,775,537

Cost of shares redeemed:
Standard Class	(505,940)	(1,550,784)	(1,757,250)	(6,233,054)	(1,840,762)	(4,985,645)
Service Class	(19,855,437)	(34,275,735)	(61,650,890)	(114,639,577)	(36,055,205)	(65,372,637)

	(20,361,377)	(35,826,519)	(63,408,140)	(120,872,631)	(37,895,967)	(70,358,282)

Increase (decrease) in net assets derived from capital share transactions	(9,646,356)	9,748,826	(27,774,116)	(404,382)	(8,750,923)	12,417,255

NET INCREASE IN NET ASSETS	625,800	13,446,198	30,072,139	29,872,852	28,438,888	32,326,134
NET ASSETS:
Beginning of period	208,615,854	195,169,656	887,221,659	857,348,807	494,837,468	462,511,334

End of period	$209,241,654	$208,615,854	$917,293,798	$887,221,659	$523,276,356	$494,837,468

Accumulated net investment loss	$(250,952)	$—	$(985,340)	$—	$(787,944)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–14

LVIP SSGA Conservative Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.117		$11.876	$12.260	$11.996	$11.404	$10.751

Income (loss) from investment operations:
Net investment income[2]	0.004		0.261	0.244	0.225	0.188	0.244
Net realized and unrealized gain (loss)	0.670		0.333	(0.359)	0.342	0.587	0.730

Total from investment operations	0.674		0.594	(0.115)	0.567	0.775	0.974

Less dividends and distributions from:
Net investment income	—		(0.262)	(0.250)	(0.223)	(0.183)	(0.317)
Net realized gain	—		(0.091)	(0.019)	(0.080)	—	(0.004)

Total dividends and distributions	—		(0.353)	(0.269)	(0.303)	(0.183)	(0.321)

Net asset value, end of period	$12.791		$12.117	$11.876	$12.260	$11.996	$11.404

Total return[3]	5.56%		5.01%	(0.94% )	4.73%	6.80%	9.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,624		$20,170	$13,664	$11,603	$7,043	$1,649
Ratio of expenses to average net assets[4]	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%		0.33%	0.33%	0.34%	0.38%	0.43%
Ratio of net investment income to average net assets	0.06%		2.13%	1.97%	1.82%	1.59%	2.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07%	)	2.00%	1.84%	1.68%	1.41%	1.92%
Portfolio turnover	9%		18%	22%	16%	39%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–15

LVIP SSGA Conservative Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.115		$11.875	$12.258	$11.995	$11.404	$10.754

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)		0.229	0.213	0.194	0.157	0.215
Net realized and unrealized gain (loss)	0.670		0.334	(0.358)	0.341	0.588	0.730

Total from investment operations	0.658		0.563	(0.145)	0.535	0.745	0.945

Less dividends and distributions from:
Net investment income	—		(0.232)	(0.219)	(0.192)	(0.154)	(0.291)
Net realized gain	—		(0.091)	(0.019)	(0.080)	—	(0.004)

Total dividends and distributions	—		(0.323)	(0.238)	(0.272)	(0.154)	(0.295)

Net asset value, end of period	$12.773		$12.115	$11.875	$12.258	$11.995	$11.404

Total return[3]	5.43%		4.74%	(1.19% )	4.46%	6.53%	8.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,111		$75,725	$69,586	$65,920	$61,760	$59,305
Ratio of expenses to average net assets[4]	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.58%		0.58%	0.58%	0.59%	0.63%	0.68%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.88%	1.72%	1.57%	1.34%	1.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%	)	1.75%	1.59%	1.43%	1.16%	1.67%
Portfolio turnover	9%		18%	22%	16%	39%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–16

LVIP SSGA Moderate Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.119	$12.703	$13.159	$12.905	$11.638	$10.664

Income (loss) from investment operations:
Net investment income[2]	0.007	0.287	0.246	0.251	0.190	0.215
Net realized and unrealized gain (loss)	0.947	0.556	(0.440)	0.319	1.260	1.029

Total from investment operations	0.954	0.843	(0.194)	0.570	1.450	1.244

Less dividends and distributions from:
Net investment income	—	(0.273)	(0.236)	(0.272)	(0.183)	(0.264)
Net realized gain	—	(0.154)	(0.026)	(0.044)	—	(0.006)

Total dividends and distributions	—	(0.427)	(0.262)	(0.316)	(0.183)	(0.270)

Net asset value, end of period	$14.073	$13.119	$12.703	$13.159	$12.905	$11.638

Total return[3]	7.27%	6.65%	(1.48% )	4.41%	12.47%	11.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,622	$81,080	$51,915	$32,003	$11,835	$2,641
Ratio of expenses to average net assets[4]	0.19%	0.19%	0.19%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%	0.29%	0.29%	0.29%	0.31%	0.34%
Ratio of net investment income to average net assets	0.10%	2.20%	1.85%	1.88%	1.53%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.00%	2.10%	1.75%	1.78%	1.42%	1.75%
Portfolio turnover	6%	10%	17%	9%	20%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–17

LVIP SSGA Moderate Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.116		$12.702	$13.156	$12.903	$11.638	$10.666

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)		0.253	0.213	0.216	0.158	0.186
Net realized and unrealized gain (loss)	0.946		0.555	(0.438)	0.320	1.259	1.029

Total from investment operations	0.936		0.808	(0.225)	0.536	1.417	1.215

Less dividends and distributions from:
Net investment income	—		(0.240)	(0.203)	(0.239)	(0.152)	(0.237)
Net realized gain	—		(0.154)	(0.026)	(0.044)	—	(0.006)

Total dividends and distributions	—		(0.394)	(0.229)	(0.283)	(0.152)	(0.243)

Net asset value, end of period	$14.052		$13.116	$12.702	$13.156	$12.903	$11.638

Total return[3]	7.14%		6.37%	(1.71% )	4.15%	12.18%	11.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,270		$221,867	$207,474	$206,432	$187,311	$145,027
Ratio of expenses to average net assets[4]	0.44%		0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%		0.54%	0.54%	0.54%	0.56%	0.59%
Ratio of net investment income (loss) to average net assets	(0.15%	)	1.95%	1.60%	1.63%	1.28%	1.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.25%	)	1.85%	1.50%	1.53%	1.17%	1.50%
Portfolio turnover	6%		10%	17%	9%	20%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–18

LVIP SSGA Moderately Aggressive Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.311		$12.833	$13.380	$13.192	$11.654	$10.584

Income (loss) from investment operations:
Net investment income[2]	0.004		0.291	0.258	0.259	0.197	0.207
Net realized and unrealized gain (loss)	1.120		0.652	(0.529)	0.272	1.528	1.148

Total from investment operations	1.124		0.943	(0.271)	0.531	1.725	1.355

Less dividends and distributions from:
Net investment income	—		(0.283)	(0.250)	(0.291)	(0.187)	(0.276)
Net realized gain	—		(0.182)	(0.026)	(0.052)	—	(0.009)

Total dividends and distributions	—		(0.465)	(0.276)	(0.343)	(0.187)	(0.285)

Net asset value, end of period	$14.435		$13.311	$12.833	$13.380	$13.192	$11.654

Total return[3]	8.44%		7.37%	(2.04% )	4.01%	14.81%	12.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,161		$97,140	$66,606	$42,380	$19,904	$5,463
Ratio of expenses to average net assets[4]	0.20%		0.19%	0.19%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%		0.29%	0.29%	0.29%	0.31%	0.34%
Ratio of net investment income to average net assets	0.06%		2.21%	1.91%	1.91%	1.56%	1.83%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%	)	2.11%	1.81%	1.81%	1.45%	1.69%
Portfolio turnover	6%		10%	20%	12%	27%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–19

LVIP SSGA Moderately Aggressive Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.291		$12.815	$13.361	$13.174	$11.640	$10.558

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)		0.257	0.224	0.224	0.163	0.178
Net realized and unrealized gain (loss)	1.117		0.652	(0.528)	0.272	1.527	1.144

Total from investment operations	1.104		0.909	(0.304)	0.496	1.690	1.322

Less dividends and distributions from:
Net investment income	—		(0.251)	(0.216)	(0.257)	(0.156)	(0.231)
Net realized gain	—		(0.182)	(0.026)	(0.052)	—	(0.009)

Total dividends and distributions	—		(0.433)	(0.242)	(0.309)	(0.156)	(0.240)

Net asset value, end of period	$14.395		$13.291	$12.815	$13.361	$13.174	$11.640

Total return[3]	8.31%		7.11%	(2.28% )	3.75%	14.52%	12.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,350		$177,056	$168,948	$176,575	$169,949	$134,350
Ratio of expenses to average net assets[4]	0.45%		0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%		0.54%	0.54%	0.54%	0.56%	0.59%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.96%	1.66%	1.66%	1.31%	1.58%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%	)	1.86%	1.56%	1.56%	1.20%	1.44%
Portfolio turnover	6%		10%	20%	12%	27%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–20

LVIP SSGA Conservative Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.489		$11.265	$11.877	$11.682	$11.138	$10.709

Income (loss) from investment operations:
Net investment income[2]	—[3]		0.259	0.247	0.234	0.190	0.236
Net realized and unrealized gain (loss)	0.589		0.509	(0.468)	0.412	0.597	0.651

Total from investment operations	0.589		0.768	(0.221)	0.646	0.787	0.887

Less dividends and distributions from:
Net investment income	—		(0.265)	(0.310)	(0.296)	(0.239)	(0.436)
Net realized gain	—		(0.279)	(0.081)	(0.155)	(0.004)	(0.022)

Total dividends and distributions	—		(0.544)	(0.391)	(0.451)	(0.243)	(0.458)

Net asset value, end of period	$12.078		$11.489	$11.265	$11.877	$11.682	$11.138

Total return[4]	5.13%		6.84%	(1.86% )	5.54%	7.07%	8.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,320		$13,873	$9,094	$8,095	$3,846	$524
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.19%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%		0.30%	0.29%	0.29%	0.30%	0.31%
Ratio of net investment income (loss) to average net assets	(0.01%	)	2.23%	2.07%	1.93%	1.64%	2.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%	)	2.13%	1.97%	1.83%	1.54%	2.02%
Portfolio turnover	4%		17%	22%	16%	15%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount rounds to less than $0.001 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–21

LVIP SSGA Conservative Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.487		$11.264	$11.875	$11.681	$11.138	$10.711

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)		0.229	0.217	0.203	0.160	0.208
Net realized and unrealized gain (loss)	0.589		0.509	(0.466)	0.412	0.597	0.652

Total from investment operations	0.574		0.738	(0.249)	0.615	0.757	0.860

Less dividends and distributions from:
Net investment income	—		(0.236)	(0.281)	(0.266)	(0.210)	(0.411)
Net realized gain	—		(0.279)	(0.081)	(0.155)	(0.004)	(0.022)

Total dividends and distributions	—		(0.515)	(0.362)	(0.421)	(0.214)	(0.433)

Net asset value, end of period	$12.061		$11.487	$11.264	$11.875	$11.681	$11.138

Total return[3]	5.00%		6.57%	(2.10% )	5.27%	6.81%	8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,922		$194,743	$186,076	$202,181	$199,373	$208,671
Ratio of expenses to average net assets[4]	0.45%		0.45%	0.44%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%		0.55%	0.54%	0.54%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets	(0.26%	)	1.98%	1.82%	1.68%	1.39%	1.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36%	)	1.88%	1.72%	1.58%	1.29%	1.77%
Portfolio turnover	4%		17%	22%	16%	15%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–22

LVIP SSGA Moderate Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.285		$11.863	$12.650	$12.426	$11.276	$10.633

Income (loss) from investment operations:
Net investment income[2]	0.001		0.274	0.264	0.259	0.237	0.227
Net realized and unrealized gain (loss)	0.823		0.816	(0.603)	0.432	1.205	0.883

Total from investment operations	0.824		1.090	(0.339)	0.691	1.442	1.110

Less dividends and distributions from:
Net investment income	—		(0.286)	(0.360)	(0.352)	(0.283)	(0.437)
Net realized gain	—		(0.382)	(0.088)	(0.115)	(0.009)	(0.030)

Total dividends and distributions	—		(0.668)	(0.448)	(0.467)	(0.292)	(0.467)

Net asset value, end of period	$13.109		$12.285	$11.863	$12.650	$12.426	$11.276

Total return[3]	6.71%		9.27%	(2.69% )	5.56%	12.81%	10.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,075		$70,035	$52,020	$39,714	$21,706	$5,172
Ratio of expenses to average net assets[4]	0.19%		0.18%	0.17%	0.17%	0.18%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%		0.28%	0.27%	0.27%	0.28%	0.29%
Ratio of net investment income to average net assets	0.01%		2.24%	2.08%	2.02%	1.96%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09%	)	2.14%	1.98%	1.92%	1.86%	1.94%
Portfolio turnover	4%		12%	17%	10%	16%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–23

LVIP SSGA Moderate Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.280		$11.859	$12.646	$12.423	$11.274	$10.607

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)		0.242	0.232	0.226	0.205	0.198
Net realized and unrealized gain (loss)	0.822		0.817	(0.603)	0.432	1.206	0.882

Total from investment operations	0.807		1.059	(0.371)	0.658	1.411	1.080

Less dividends and distributions from:
Net investment income	—		(0.256)	(0.328)	(0.320)	(0.253)	(0.383)
Net realized gain	—		(0.382)	(0.088)	(0.115)	(0.009)	(0.030)

Total dividends and distributions	—		(0.638)	(0.416)	(0.435)	(0.262)	(0.413)

Net asset value, end of period	$13.087		$12.280	$11.859	$12.646	$12.423	$11.274

Total return[3]	6.57%		9.01%	(2.95% )	5.29%	12.53%	10.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$835,219		$817,187	$805,329	$886,843	$922,379	$576,189
Ratio of expenses to average net assets[4]	0.44%		0.43%	0.42%	0.42%	0.43%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%		0.53%	0.52%	0.52%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	(0.24%	)	1.99%	1.83%	1.77%	1.72%	1.79%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.34%	)	1.89%	1.73%	1.67%	1.62%	1.69%
Portfolio turnover	4%		12%	17%	10%	16%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–24

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.567		$12.036	$12.945	$12.803	$11.407	$10.711

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)		0.291	0.300	0.292	0.225	0.223
Net realized and unrealized gain (loss)	0.972		0.957	(0.749)	0.385	1.501	0.983

Total from investment operations	0.966		1.248	(0.449)	0.677	1.726	1.206

Less dividends and distributions from:
Net investment income	—		(0.300)	(0.403)	(0.385)	(0.301)	(0.474)
Net realized gain	—		(0.417)	(0.057)	(0.150)	(0.029)	(0.036)

Total dividends and distributions	—		(0.717)	(0.460)	(0.535)	(0.330)	(0.510)

Net asset value, end of period	$13.533		$12.567	$12.036	$12.945	$12.803	$11.407

Total return[3]	7.69%		10.48%	(3.48% )	5.28%	15.15%	11.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,525		$56,314	$37,405	$28,117	$14,043	$4,150
Ratio of expenses to average net assets[4]	0.19%		0.18%	0.18%	0.18%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%		0.28%	0.28%	0.28%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets	(0.09%	)	2.35%	2.31%	2.21%	1.82%	1.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19%	)	2.25%	2.21%	2.11%	1.72%	1.89%
Portfolio turnover	5%		15%	15%	12%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–25

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$12.560		$12.032	$12.940	$12.799	$11.404	$10.684

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)		0.259	0.267	0.257	0.192	0.194
Net realized and unrealized gain (loss)	0.971		0.955	(0.748)	0.386	1.503	0.980

Total from investment operations	0.949		1.214	(0.481)	0.643	1.695	1.174

Less dividends and distributions from:
Net investment income	—		(0.269)	(0.370)	(0.352)	(0.271)	(0.418)
Net realized gain	—		(0.417)	(0.057)	(0.150)	(0.029)	(0.036)

Total dividends and distributions	—		(0.686)	(0.427)	(0.502)	(0.300)	(0.454)

Net asset value, end of period	$13.509		$12.560	$12.032	$12.940	$12.799	$11.404

Total return[3]	7.56%		10.20%	(3.72% )	5.02%	14.88%	11.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,751		$438,523	$425,106	$451,218	$428,859	$377,863
Ratio of expenses to average net assets[4]	0.44%		0.43%	0.43%	0.43%	0.44%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%		0.53%	0.53%	0.53%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.34%	)	2.10%	2.06%	1.96%	1.57%	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44%	)	2.00%	1.96%	1.86%	1.47%	1.64%
Portfolio turnover	5%		15%	15%	12%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–26

LVIP SSGA Allocation Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Allocation Funds–27

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The fees are calculated daily and paid monthly.

SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$2,876	$8,985	$8,148	$5,952	$25,686	$14,380
Legal	694	2,169	1,967	1,437	6,200	3,471

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, the Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of the Funds’ average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing fees	$1,606	$3,943	$3,301	$3,101	$22,882	$5,869

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25%

LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable from LIAC	$3,927	$—	$—	$—	$—	$—
Management fees payable to LIAC	12,400	41,469	37,496	25,954	113,560	64,653
Distribution fees payable to LFD	15,499	48,587	38,506	40,099	172,510	94,568
Printing and mailing fees payable to Lincoln Life	1,606	3,943	3,301	3,101	22,882	5,869
Shareholder servicing fees payable to Lincoln Life	2,397	8,017	7,249	5,018	21,955	12,500

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Funds engaged in securities purchases and securities sales as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$319,164	$1,058,673	$782,546	$215,770	$271,242	$369,012
Sales	350,639	469,824	404,378	385,542	1,130,347	353,378

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Funds and the corresponding activity for the six months ended June 30, 2017, were as follows:

LVIP SSGA Conservative Index Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$48,060,685	$4,790,429	$3,379,638	$(88,036)	$1,110,533	$50,493,973	$—	$—
LVIP SSGA International Index Fund	13,455,191	871,482	2,135,674	68,814	1,794,373	14,054,186	—	—
LVIP SSGA Mid-Cap Index Fund	2,862,567	205,190	222,741	7,869	158,401	3,011,286	—	—
LVIP SSGA S&P 500 Index Fund	16,357,653	1,058,229	1,878,113	165,264	1,314,786	17,017,819	—	—
LVIP SSGA Small-Cap Index Fund	1,919,723	145,142	135,185	5,461	87,934	2,023,075	—	—

Total	$82,655,819	$7,070,472	$7,751,351	$159,372	$4,466,027	$86,600,339	$—	$—

LVIP SSGA Moderate Index Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$91,171,109	$11,536,209	$3,328,141	$(132,808)	$2,149,925	$101,396,294	$—	$—
LVIP SSGA International Index Fund	60,763,987	4,466,317	6,722,153	(61,277)	8,751,609	67,198,483	—	—
LVIP SSGA Mid-Cap Index Fund	18,091,635	1,664,813	665,628	(5,089)	1,071,434	20,157,165	—	—
LVIP SSGA S&P 500 Index Fund	72,977,948	5,860,580	5,170,466	83,563	6,660,025	80,411,650	—	—
LVIP SSGA Small-Cap Index Fund	12,129,725	1,251,886	443,752	(5,151)	609,549	13,542,257	—	—

Total	$255,134,404	$24,779,805	$16,330,140	$(120,762)	$19,242,542	$282,705,849	$—	$—

LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LVIP SSGA Moderately Aggressive Index Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$68,829,391	$9,310,147	$2,668,318	$(106,481)	$1,613,929	$76,978,668	$—	$—
LVIP SSGA International Index Fund	60,558,339	4,109,848	5,920,112	(111,428)	8,714,854	67,351,501	—	—
LVIP SSGA Mid-Cap Index Fund	19,122,340	1,924,422	747,129	(147)	1,128,804	21,428,290	—	—
LVIP SSGA S&P 500 Index Fund	71,629,869	6,014,032	4,861,807	138,756	6,451,738	79,372,588	—	—
LVIP SSGA Small-Cap Index Fund	13,736,630	1,534,832	533,664	(1,189)	687,443	15,424,052	—	—

Total	$233,876,569	$22,893,281	$14,731,030	$(80,489)	$18,596,768	$260,555,099	$—	$—

LVIP SSGA Conservative Structured Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$104,765,363	$4,541,568	$6,769,471	$(139,547)	$2,334,391	$104,732,304	$—	$—
LVIP SSGA Developed International 150 Fund	14,396,865	260,236	1,786,649	145,156	1,645,910	14,661,518	—	—
LVIP SSGA Emerging Markets 100 Fund	8,192,095	148,706	1,144,333	(96,550)	1,336,084	8,436,002	—	—
LVIP SSGA International Index Fund	14,664,725	260,235	2,359,697	210,167	1,797,457	14,572,887	—	—
LVIP SSGA Large Cap 100 Fund	16,505,395	448,717	1,496,144	126,365	1,176,198	16,760,531	—	—
LVIP SSGA Mid-Cap Index Fund	4,158,396	78,294	310,754	23,764	213,339	4,163,039	—	—
LVIP SSGA S&P 500 Index Fund	16,776,756	297,412	1,965,717	725,118	774,934	16,608,503	—	—
LVIP SSGA Small-Cap Index Fund	4,182,592	108,490	292,825	64,583	132,577	4,195,417	—	—
LVIP SSGA Small-Mid Cap 200 Fund	4,207,280	244,508	270,779	11,887	44,325	4,237,221	—	—

Total	$187,849,467	$6,388,166	$16,396,369	$1,070,943	$9,455,215	$188,367,422	$—	$—

LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LVIP SSGA Moderate Structured Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$267,897,559	$14,285,364	$12,134,677	$(298,665)	$5,995,739	$275,745,320	$—	$—
LVIP SSGA Developed International 150 Fund	87,660,654	1,484,386	8,241,541	43,745	10,968,345	91,915,589	—	—
LVIP SSGA Emerging Markets 100 Fund	52,373,720	887,716	5,728,476	(528,893)	8,526,363	55,530,430	—	—
LVIP SSGA International Index Fund	89,282,408	1,177,698	11,446,730	286,449	12,060,888	91,360,713	—	—
LVIP SSGA Large Cap 100 Fund	105,504,634	2,979,883	6,576,828	550,587	7,870,047	110,328,323	—	—
LVIP SSGA Mid-Cap Index Fund	35,433,718	701,131	1,640,334	121,715	1,923,154	36,539,384	—	—
LVIP SSGA S&P 500 Index Fund	107,223,672	1,413,237	8,981,349	2,928,026	6,744,717	109,328,303	—	—
LVIP SSGA Small-Cap Index Fund	26,724,774	821,819	1,213,468	143,494	1,140,726	27,617,345	—	—
LVIP SSGA Small-Mid Cap 200 Fund	26,879,076	1,848,784	1,213,468	32,256	344,805	27,891,453	—	—
SPDR® Barclays TIPS ETF	88,908,245	7,197,773	4,043,167	(179,005)	157,102	92,040,948	884,812	—

Total	$887,888,460	$32,797,791	$61,220,038	$3,099,709	$55,731,886	$918,297,808	$884,812	$—

LVIP SSGA Moderately Aggressive Structured Allocation Fund

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$124,606,961	$9,733,073	$6,085,156	$(156,515)	$2,846,351	$130,944,714	$—	$—
LVIP SSGA Developed International 150 Fund	53,821,806	2,025,589	5,046,330	(7,128)	6,824,453	57,618,390	—	—
LVIP SSGA Emerging Markets 100 Fund	48,716,900	1,766,792	5,199,421	(764,760)	8,222,261	52,741,772	—	—
LVIP SSGA International Index Fund	54,817,956	1,515,133	6,702,415	384,023	7,256,368	57,271,065	—	—
LVIP SSGA Large Cap 100 Fund	63,795,738	3,031,941	3,827,394	192,596	4,918,935	68,111,816	—	—
LVIP SSGA Mid-Cap Index Fund	19,776,060	873,631	973,625	26,435	1,120,392	20,822,893	—	—
LVIP SSGA S&P 500 Index Fund	64,835,298	1,968,201	5,175,207	572,472	5,293,876	67,494,640	—	—
LVIP SSGA Small-Cap Index Fund	19,886,545	1,105,535	973,625	63,875	902,366	20,984,696	—	—
LVIP SSGA Small-Mid Cap 200 Fund	20,000,956	1,874,464	973,625	16,905	274,045	21,192,745	—	—

Total	$470,258,220	$23,894,359	$34,956,798	$327,903	$37,659,047	$497,182,731	$—	$—

LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$8,545,116	$30,826,867	$26,999,029	$7,830,215	$32,797,791	$26,520,889
Sales	9,011,354	19,372,418	17,849,093	17,748,041	61,220,038	36,172,003

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$87,787,342	$283,509,345	$252,019,580	$184,252,172	$782,146,790	$434,110,969

Aggregate unrealized appreciation	$12,946,040	$53,228,581	$54,608,061	$25,088,959	$136,151,018	$89,528,146
Aggregate unrealized depreciation	—	—	—	—	—	—

Net unrealized appreciation	$12,946,040	$53,228,581	$54,608,061	$25,088,959	$136,151,018	$89,528,146

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investments:
Assets:
Affiliated Investments	$86,600,339	$282,705,849	$260,555,099	$188,367,422	$918,297,808	$497,182,731
Unaffiliated Investments	14,133,043	54,032,077	46,072,542	20,973,709	—	26,456,384

Total	$100,733,382	$336,737,926	$306,627,641	$209,341,131	$918,297,808	$523,639,115

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	439,220	582,309	1,225,189	2,266,795	1,247,433	2,174,826
Service Class	394,617	1,867,172	1,686,374	2,715,888	706,673	1,654,393
Shares reinvested:
Standard Class	—	46,784	—	184,756	—	238,151
Service Class	—	163,537	—	495,113	—	423,690

	833,837	2,659,802	2,911,563	5,662,552	1,954,106	4,491,060

Shares redeemed:
Standard Class	(100,499)	(114,941)	(255,339)	(357,984)	(220,803)	(305,455)
Service Class	(686,477)	(1,639,828)	(1,716,932)	(2,629,900)	(1,083,051)	(1,939,382)

	(786,976)	(1,754,769)	(1,972,271)	(2,987,884)	(1,303,854)	(2,244,837)

Net increase	46,861	905,033	939,292	2,674,668	650,252	2,246,223

	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	103,390	482,729	697,597	1,540,475	426,356	1,540,447
Service Class	801,758	2,671,953	2,102,173	4,706,693	1,797,650	3,060,599
Shares reinvested:
Standard Class	—	51,925	—	287,110	—	233,314
Service Class	—	740,418	—	3,367,656	—	1,844,493

	905,148	3,947,025	2,799,770	9,901,934	2,224,006	6,678,853

Shares redeemed:
Standard Class	(42,547)	(134,443)	(137,583)	(511,818)	(139,577)	(400,389)
Service Class	(1,677,076)	(2,978,917)	(4,831,270)	(9,432,035)	(2,752,588)	(5,323,721)

	(1,719,623)	(3,113,360)	(4,968,853)	(9,943,853)	(2,892,165)	(5,724,110)

Net increase (decrease)	(814,475)	833,665	(2,169,083)	(41,919)	(668,159)	954,743

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially

LVIP SSGA Allocation Funds–34

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

6. Recent Accounting Pronouncements (continued)

consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSGA Allocation Funds–35

LVIP SSGA Bond Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA Bond Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov

LVIP SSGA Bond Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,021.10	0.33%	$1.65
Service Class Shares	1,000.00	1,019.70	0.58%	2.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.16	0.33%	$1.66
Service Class Shares	1,000.00	1,021.92	0.58%	2.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Commercial Mortgage-Backed Securities	0.69%
Agency Mortgage-Backed Securities	28.10%
Agency Obligations	1.83%
Corporate Bonds	26.70%
Aerospace & Defense	0.40%
Air Freight & Logistics	0.12%
Airlines	0.08%
Auto Components	0.02%
Automobiles	0.44%
Banks	4.28%
Beverages	0.77%
Biotechnology	0.56%
Building Products	0.06%
Capital Markets	2.34%
Chemicals	0.46%
Commercial Services & Supplies	0.08%
Communications Equipment	0.19%
Construction & Engineering	0.02%
Construction Materials	0.01%
Consumer Finance	0.40%
Containers & Packaging	0.08%
Diversified Consumer Services	0.06%
Diversified Financial Services	0.39%
Diversified Telecommunication Services	1.10%
Electric Utilities	1.16%
Electrical Equipment	0.04%
Electronic Equipment, Instruments & Components	0.08%
Energy Equipment & Services	0.11%
Equity Real Estate Investment Trusts	0.76%
Food & Staples Retailing	0.48%
Food Products	0.33%
Gas Utilities	0.06%
Health Care Equipment & Supplies	0.48%
Health Care Providers & Services	0.57%
Hotels, Restaurants & Leisure	0.16%
Household Durables	0.07%
Household Products	0.11%
Independent Power & Renewable Electricity Producers	0.02%
Industrial Conglomerates	0.28%
Insurance	0.72%
Internet & Direct Marketing Retail	0.04%
Internet Software & Services	0.11%
IT Services	0.33%
Leisure Products	0.01%
Life Sciences Tools & Services	0.07%
Machinery	0.33%
Media	0.99%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	0.31%
Multiline Retail	0.13%
Multi-Utilities	0.49%
Oil, Gas & Consumable Fuels	2.69%
Paper & Forest Products	0.03%
Personal Products	0.07%
Pharmaceuticals	0.96%
Professional Services	0.01%
Real Estate Management & Development	0.01%
Road & Rail	0.36%
Semiconductors & Semiconductor Equipment	0.36%
Software	0.71%
Specialty Retail	0.28%
Technology Hardware, Storage & Peripherals	0.62%
Textiles, Apparel & Luxury Goods	0.03%
Tobacco	0.23%
Trading Companies & Distributors	0.06%
Water Utilities	0.02%
Wireless Telecommunication Services	0.16%
Municipal Bonds	0.63%
Non-Agency Asset-Backed Securities	0.44%
Non-Agency Commercial Mortgage-Backed Securities	1.07%
Regional Bonds	0.23%
Sovereign Bonds	1.33%
Supranational Banks	1.67%
U.S. Treasury Obligations	36.63%
Money Market Fund	1.45%
Total Value of Securities	100.77%
Liabilities Net of Receivables and Other Assets	(0.77%)
Total Net Assets	100.00%

IT–Information Technology

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited) (continued)

Credit Quality Breakdown (as a % of fixed income investments)*
U.S. Government	67.71%
AAA	4.57%
AA	5.45%
A	12.82%
BBB	9.35%
Not Rated	0.10%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Commercial Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Agency Obligations, and U.S. Treasury Obligations appear under “U.S. Government”. “Not Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Bond Index Fund –3

LVIP SSGA Bond Index Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.69%
Fannie Mae-Aces
•Series 2013-M12 APT 2.471% 3/25/23	535,859	$538,249
•Series 2014-M1 ASQ2 2.323% 11/25/18	2,055,487	2,072,320
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,358,776
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,048,215
Series 2015-M1 A2 2.532% 9/25/24	500,000	496,013
•Series 2016-M13 A2 2.56% 9/25/26	1,600,000	1,554,179
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K006 A1 3.398% 7/25/19	548,984	559,960
◆Series K025 A1 1.875% 4/25/22	1,149,431	1,148,201
◆Series K026 A2 2.51% 11/25/22	1,000,000	1,009,414
◆Series K030 A1 2.779% 9/25/22	1,078,536	1,101,557
•◆Series K030 A2 3.25% 4/25/23	6,000,000	6,269,872
•◆Series K050 A2 3.334% 8/25/25	900,000	941,868
◆Series K060 A2 3.30% 10/25/26	1,000,000	1,035,776
◆Series K710 A2 1.883% 5/25/19	1,500,000	1,505,322

Total Agency Commercial Mortgage-Backed Securities (Cost $20,442,018)		20,639,722

AGENCY MORTGAGE-BACKED SECURITIES–28.10%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	20,739	21,470
4.00% 6/1/20	126,465	130,920
4.00% 5/1/23	74,243	76,858
6.00% 12/1/17	153	153
6.00% 9/1/18	2,416	2,455
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,135,927	1,149,436
2.50% 3/1/28	2,454,761	2,483,918
2.50% 4/1/28	2,898,258	2,931,689
2.50% 7/1/28	599,657	606,552
2.50% 9/1/28	1,170,315	1,183,791
2.50% 10/1/28	3,822,656	3,866,669
2.50% 3/1/29	3,005,115	3,039,712
2.50% 2/1/30	2,121,350	2,139,955
2.50% 5/1/30	763,699	770,383
2.50% 2/1/31	4,587,196	4,614,197
2.50% 7/1/31	1,832,040	1,842,824
2.50% 10/1/31	1,881,452	1,892,526
3.00% 11/1/26	2,098,126	2,159,390
3.00% 6/1/27	530,122	545,582
3.00% 8/1/27	979,214	1,007,724
3.00% 9/1/27	4,025,709	4,143,416
3.00% 10/1/27	612,056	629,927
3.00% 12/1/27	173,822	178,897
3.00% 8/1/29	2,617,765	2,688,620
3.00% 4/1/30	1,487,084	1,527,335
3.00% 5/1/30	3,854,490	3,966,643
3.00% 6/1/30	2,833,755	2,910,457
3.00% 12/1/30	1,242,002	1,275,620

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 11/1/25	509,178	$530,114
3.50% 12/1/25	1,250,959	1,304,053
3.50% 12/1/26	678,984	706,902
3.50% 1/1/27	1,789,359	1,862,932
3.50% 10/1/29	2,048,266	2,132,648
3.50% 4/1/32	983,120	1,024,968
4.00% 4/1/24	89,418	93,726
4.00% 5/1/24	155,482	162,978
4.00% 6/1/24	217,952	228,566
4.00% 7/1/24	90,968	95,409
4.00% 10/1/24	6,522	6,839
4.00% 12/1/24	210,928	221,194
4.00% 1/1/25	368,858	388,218
4.00% 3/1/25	431,330	456,017
4.00% 5/1/25	147,381	154,529
4.00% 7/1/25	2,415	2,542
4.00% 8/1/25	12,125	12,761
4.00% 9/1/25	177,102	186,395
4.00% 10/1/25	171,993	181,023
4.00% 1/1/26	6,768	7,128
4.00% 3/1/26	455,934	480,019
4.00% 5/1/26	4,329	4,555
4.00% 7/1/26	369,840	389,178
4.50% 2/1/23	65,429	67,932
4.50% 4/1/23	5,892	6,184
4.50% 5/1/23	6,443	6,687
4.50% 6/1/23	203,272	214,202
4.50% 11/1/23	8,893	9,171
4.50% 1/1/24	1,723	1,765
4.50% 2/1/24	1,814	1,914
4.50% 3/1/24	3,346	3,530
4.50% 4/1/24	88,797	93,663
4.50% 5/1/24	173,016	182,496
4.50% 7/1/24	153,799	162,207
4.50% 8/1/24	224,178	236,290
4.50% 11/1/24	92,746	97,595
4.50% 4/1/25	162,971	171,913
4.50% 5/1/25	16,701	17,610
4.50% 6/1/25	4,290	4,393
5.00% 6/1/19	301	308
5.00% 4/1/23	16,324	17,199
5.00% 6/1/23	325,646	344,665
5.00% 9/1/23	149,314	157,898
5.00% 11/1/23	77,629	82,293
5.00% 12/1/23	76,566	80,943
5.00% 3/1/25	37,329	39,580
5.00% 6/1/25	1,749	1,855
5.50% 12/1/18	5,738	5,774
5.50% 3/1/20	16,865	17,007
5.50% 4/1/22	33,482	35,266
5.50% 7/1/22	26,008	27,219
6.00% 6/1/20	5,530	5,701

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
6.00% 8/1/22	7,184	$7,521
6.00% 9/1/22	24,758	26,197
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,419,054	1,446,933
3.00% 12/1/34	1,088,526	1,109,911
3.00% 2/1/35	1,935,600	1,973,631
3.00% 3/1/36	817,157	831,228
3.00% 11/1/36	3,359,126	3,411,811
3.50% 6/1/34	4,442,313	4,636,456
3.50% 7/1/34	5,203,817	5,418,352
3.50% 2/1/37	2,149,047	2,229,416
4.00% 9/1/35	421,162	447,413
4.00% 10/1/35	750,715	797,518
4.00% 1/1/37	940,996	999,874
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,671,900	1,678,827
3.00% 10/1/42	2,951,911	2,965,408
3.00% 11/1/42	1,951,424	1,959,691
3.00% 12/1/42	1,837,499	1,846,388
3.00% 1/1/43	3,948,220	3,964,921
3.00% 3/1/43	8,218,791	8,252,976
3.00% 4/1/43	2,143,940	2,152,921
3.00% 5/1/43	1,352,482	1,358,144
3.00% 6/1/43	5,694,857	5,717,773
3.00% 7/1/43	3,391,073	3,404,736
3.00% 8/1/43	4,793,945	4,813,003
3.00% 9/1/45	2,880,441	2,880,980
3.00% 11/1/45	5,432,663	5,432,378
3.00% 9/1/46	6,752,629	6,748,284
3.00% 10/1/46	4,121,326	4,118,674
3.00% 11/1/46	4,357,364	4,354,560
3.00% 12/1/46	10,191,647	10,185,089
3.00% 1/1/47	7,832,831	7,827,791
3.50% 10/1/40	737,830	762,219
3.50% 12/1/40	474,874	490,303
3.50% 2/1/41	737,805	761,895
3.50% 8/1/42	633,933	653,772
3.50% 9/1/42	6,363,583	6,567,556
3.50% 10/1/42	3,915,423	4,037,420
3.50% 11/1/42	1,373,528	1,416,652
3.50% 1/1/43	2,510,471	2,587,735
3.50% 2/1/43	477,733	492,462
3.50% 7/1/43	5,055,694	5,204,164
3.50% 10/1/44	2,670,730	2,744,707
3.50% 1/1/45	2,087,741	2,145,570
3.50% 4/1/45	4,109,448	4,223,276
3.50% 5/1/45	3,598,960	3,698,648
3.50% 8/1/45	9,091,743	9,351,609
3.50% 11/1/45	5,991,447	6,157,404
3.50% 12/1/45	5,584,421	5,739,105
3.50% 2/1/46	17,713,902	18,204,560
3.50% 5/1/46	2,611,772	2,684,116

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 6/1/46	1,174,275	$1,206,802
3.50% 2/1/47	2,793,216	2,870,586
3.50% 3/1/47	1,968,424	2,022,947
4.00% 1/1/39	36,109	38,202
4.00% 2/1/39	49,412	52,227
4.00% 3/1/39	2,248	2,376
4.00% 4/1/39	200,789	212,146
4.00% 6/1/39	127,432	134,582
4.00% 8/1/39	445,025	472,642
4.00% 9/1/39	601,326	641,090
4.00% 11/1/39	33,824	35,728
4.00% 12/1/39	828,574	874,972
4.00% 1/1/40	338,456	357,502
4.00% 5/1/40	224,684	237,503
4.00% 8/1/40	91,685	96,801
4.00% 9/1/40	147,275	155,431
4.00% 10/1/40	672,346	709,948
4.00% 11/1/40	969,545	1,023,759
4.00% 12/1/40	1,572,773	1,666,471
4.00% 1/1/41	3,476,638	3,669,425
4.00% 2/1/41	947,472	1,000,193
4.00% 3/1/41	12,678	13,348
4.00% 4/1/41	335,553	353,878
4.00% 5/1/41	1,601,547	1,690,033
4.00% 6/1/41	17,167	18,112
4.00% 9/1/41	326,327	344,292
4.00% 10/1/41	177,349	187,428
4.00% 11/1/41	361,697	381,644
4.00% 12/1/41	15,517	16,374
4.00% 1/1/42	12,642	13,341
4.00% 3/1/42	198,688	208,963
4.00% 10/1/43	4,766,963	5,017,564
4.00% 12/1/43	1,229,252	1,292,822
4.00% 7/1/44	2,426,065	2,551,528
4.00% 9/1/44	2,604,588	2,739,283
4.00% 10/1/44	3,741,348	3,934,830
4.00% 3/1/45	3,465,058	3,644,252
4.00% 7/1/45	3,518,724	3,700,693
4.00% 9/1/45	9,837,603	10,348,353
4.00% 4/1/46	2,728,057	2,869,137
4.00% 7/1/46	892,883	939,058
4.00% 11/1/46	3,764,815	3,960,047
4.00% 4/1/47	985,987	1,036,977
4.50% 8/1/33	22,422	24,148
4.50% 1/1/34	14,556	15,676
4.50% 9/1/35	66,235	71,332
4.50% 2/1/38	21,291	22,909
4.50% 4/1/38	22,340	23,961
4.50% 7/1/38	63,878	68,634
4.50% 11/1/38	115,409	124,062
4.50% 2/1/39	297,579	319,908
4.50% 3/1/39	226,487	243,522

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/39	883,328	$953,731
4.50% 5/1/39	324,185	351,857
4.50% 6/1/39	104,963	112,895
4.50% 7/1/39	383,900	413,103
4.50% 9/1/39	254,217	275,926
4.50% 1/1/40	809,563	882,493
4.50% 2/1/40	1,424,704	1,546,106
4.50% 5/1/40	842,804	912,751
4.50% 6/1/40	420,799	455,127
4.50% 8/1/40	152,969	164,393
4.50% 9/1/40	425,627	460,439
4.50% 10/1/40	2,600,388	2,809,159
4.50% 11/1/40	406,720	437,142
4.50% 2/1/41	1,597,545	1,724,797
4.50% 4/1/41	20,940	22,462
4.50% 5/1/41	2,107,942	2,279,707
4.50% 6/1/41	250,425	270,955
4.50% 1/1/42	2,246,027	2,428,848
4.50% 9/1/43	1,046,650	1,124,722
4.50% 12/1/43	2,919,487	3,136,237
4.50% 10/1/44	316,516	339,607
5.00% 9/1/33	134,154	147,182
5.00% 4/1/34	451,978	495,189
5.00% 7/1/34	317,008	348,026
5.00% 11/1/34	152,228	166,890
5.00% 4/1/35	97,583	107,136
5.00% 6/1/35	163,199	178,867
5.00% 7/1/35	1,839,552	2,019,495
5.00% 9/1/35	26,956	29,575
5.00% 10/1/35	119,828	131,560
5.00% 12/1/35	555,891	610,263
5.00% 2/1/36	1,272,889	1,397,517
5.00% 3/1/36	71,570	78,568
5.00% 11/1/36	23,843	26,144
5.00% 8/1/37	4,816	5,257
5.00% 4/1/38	163,976	179,010
5.00% 7/1/38	24,286	26,513
5.00% 11/1/38	13,603	14,850
5.00% 8/1/39	781,319	854,242
5.00% 12/1/39	160,764	175,614
5.00% 1/1/40	340,047	374,230
5.00% 7/1/40	1,583,504	1,737,258
5.00% 9/1/40	425,346	464,797
5.00% 6/1/41	1,392,437	1,525,393
5.50% 11/1/33	55,237	61,689
5.50% 1/1/34	63,685	71,366
5.50% 5/1/34	82,349	91,923
5.50% 7/1/34	70,654	78,809
5.50% 10/1/34	150,190	168,160
5.50% 9/1/35	72,806	81,484
5.50% 10/1/35	64,917	72,169
5.50% 12/1/35	377,019	418,336

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/36	384,269	$429,884
5.50% 4/1/36	1,000,194	1,118,863
5.50% 8/1/36	269,612	301,767
5.50% 1/1/37	281,636	314,580
5.50% 3/1/37	93,975	104,125
5.50% 5/1/37	117,709	131,752
5.50% 6/1/37	105,841	118,319
5.50% 8/1/37	36,329	40,361
5.50% 11/1/37	1,357	1,512
5.50% 12/1/37	198	220
5.50% 1/1/38	2,218,563	2,471,631
5.50% 2/1/38	41,082	45,574
5.50% 5/1/38	157,758	176,061
5.50% 6/1/38	10,310	11,512
5.50% 7/1/38	84,392	93,794
5.50% 10/1/38	36,456	40,654
5.50% 1/1/39	157,464	175,590
5.50% 5/1/39	341,189	380,685
5.50% 6/1/39	350,626	390,886
5.50% 10/1/39	147,745	164,486
5.50% 7/1/41	278,390	310,252
6.00% 12/1/35	117,257	134,681
6.00% 2/1/36	46,215	52,281
6.00% 6/1/36	30,070	34,073
6.00% 7/1/36	116,386	131,636
6.00% 8/1/36	56,334	64,006
6.00% 9/1/36	73,465	83,364
6.00% 10/1/36	80,017	90,840
6.00% 11/1/36	7,432	8,475
6.00% 1/1/37	80,462	91,727
6.00% 2/1/37	323,737	368,989
6.00% 3/1/37	37,835	42,938
6.00% 4/1/37	3,767	4,236
6.00% 5/1/37	96,141	109,202
6.00% 6/1/37	50,729	57,366
6.00% 8/1/37	117,155	133,006
6.00% 9/1/37	161,815	183,375
6.00% 10/1/37	235,086	266,104
6.00% 11/1/37	56,721	64,257
6.00% 1/1/38	30,079	34,019
6.00% 2/1/38	19,232	21,623
6.00% 4/1/38	3,921	4,421
6.00% 5/1/38	135,037	152,729
6.00% 6/1/38	52,400	59,013
6.00% 8/1/38	65,956	74,156
6.00% 9/1/38	24,065	27,057
6.00% 10/1/38	28,961	32,583
6.00% 11/1/38	18,427	20,718
6.00% 12/1/38	423,549	479,049
6.00% 4/1/40	394,094	447,302
6.00% 6/1/40	674,723	765,423
6.50% 3/1/32	1,154	1,288

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 7/1/36	66,174	$75,406
6.50% 9/1/36	65,136	73,360
6.50% 11/1/36	112,611	133,059
6.50% 9/1/37	13,181	14,928
6.50% 10/1/37	141,036	158,408
6.50% 2/1/38	102,681	115,535
6.50% 3/1/38	310,894	364,299
6.50% 5/1/38	42,987	47,733
6.50% 7/1/38	121,670	139,682
6.50% 10/1/38	83,558	92,419
7.00% 8/1/39	222,967	249,345
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/47	3,000,000	2,995,955
3.50% 7/1/47	5,800,000	5,957,008
4.00% 7/1/47	5,100,000	5,361,176
4.50% 7/1/47	1,100,000	1,179,965
Freddie Mac S.F. 15 yr
2.50% 4/1/28	125,043	126,110
2.50% 7/1/28	398,030	402,936
2.50% 8/1/28	2,957,187	2,993,662
2.50% 9/1/28	2,236,378	2,263,955
2.50% 10/1/28	3,044,337	3,081,859
2.50% 10/1/29	1,884,191	1,897,718
2.50% 1/1/31	2,232,024	2,246,404
2.50% 5/1/31	871,857	877,473
2.50% 6/1/31	3,115,682	3,135,755
2.50% 12/1/31	2,752,345	2,771,134
3.00% 11/1/26	2,554,201	2,625,010
3.00% 2/1/27	242,780	249,510
3.00% 3/1/27	631,902	649,420
3.00% 4/1/27	866,065	890,074
3.00% 11/1/27	430,879	442,824
3.00% 2/1/29	1,284,290	1,319,893
3.00% 4/1/30	3,499,322	3,596,330
3.00% 12/1/30	3,772,117	3,876,689
3.00% 5/1/31	1,951,064	2,005,151
3.00% 2/1/32	1,361,048	1,398,965
3.00% 5/1/32	1,140,879	1,172,506
3.50% 12/1/25	1,302,344	1,363,318
3.50% 3/1/26	896,234	934,027
3.50% 2/1/30	345,482	360,632
4.00% 2/1/24	51,086	52,900
4.00% 8/1/24	86,427	90,708
4.00% 2/1/25	130,349	136,797
4.00% 7/1/25	358,798	376,604
4.00% 4/1/26	778,294	816,995
4.50% 3/1/18	10,691	10,929
4.50% 4/1/18	14,043	14,355
4.50% 10/1/18	7,048	7,205
4.50% 11/1/18	34,450	35,216
4.50% 12/1/18	15,426	15,769
4.50% 1/1/19	17,998	18,454

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 2/1/19	23,243	$23,852
4.50% 7/1/19	39,663	40,577
4.50% 12/1/19	12,566	12,846
4.50% 4/1/21	9,859	10,090
4.50% 6/1/24	4,240	4,506
4.50% 7/1/24	145,977	155,056
4.50% 8/1/24	64,207	67,876
4.50% 11/1/24	136,234	144,497
4.50% 5/1/25	49,122	52,213
5.00% 10/1/17	393	403
5.00% 4/1/18	27,443	28,142
5.00% 4/1/23	86,006	92,156
5.00% 1/1/25	9,890	10,142
5.00% 3/1/25	46,406	49,597
5.50% 4/1/18	12,219	12,331
6.00% 11/1/23	57,603	61,685
Freddie Mac S.F. 15 yr TBA
2.50% 7/1/32	1,075,000	1,081,131
3.50% 7/1/32	1,000,000	1,041,485
Freddie Mac S.F. 20 yr
3.00% 5/1/35	2,315,777	2,360,869
3.00% 4/1/36	2,103,655	2,144,671
3.00% 2/1/37	1,272,009	1,290,925
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,150,158	2,157,938
3.00% 1/1/43	4,303,230	4,319,463
3.00% 3/1/43	5,080,555	5,100,511
3.00% 4/1/43	3,293,287	3,305,251
3.00% 7/1/43	1,346,913	1,350,112
3.00% 8/1/43	565,953	567,300
3.00% 10/1/43	1,635,635	1,639,800
3.00% 8/1/45	9,495,076	9,480,692
3.00% 4/1/46	1,775,552	1,772,862
3.00% 10/1/46	6,849,768	6,839,392
3.00% 11/1/46	4,162,758	4,156,451
3.00% 12/1/46	2,506,653	2,502,855
3.00% 1/1/47	4,597,023	4,590,059
3.00% 2/1/47	8,358,994	8,347,496
3.50% 2/1/42	2,442,837	2,520,638
3.50% 5/1/42	2,231,806	2,302,799
3.50% 10/1/42	2,202,399	2,272,552
3.50% 2/1/43	1,390,233	1,435,784
3.50% 5/1/43	1,682,613	1,736,205
3.50% 8/1/43	3,307,967	3,412,488
3.50% 2/1/44	1,074,871	1,109,027
3.50% 3/1/44	77,803	80,275
3.50% 6/1/44	1,290,932	1,330,662
3.50% 8/1/44	1,444,434	1,487,440
3.50% 11/1/44	2,607,695	2,681,853
3.50% 1/1/45	3,169,208	3,258,358
3.50% 7/1/45	7,664,921	7,890,415

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 10/1/45	3,243,024	$3,334,250
3.50% 12/1/45	1,690,183	1,742,169
3.50% 1/1/46	4,330,183	4,453,345
3.50% 3/1/46	2,245,467	2,308,632
3.50% 5/1/46	1,766,289	1,815,975
3.50% 6/1/46	3,804,139	3,911,149
3.50% 12/1/46	4,342,649	4,464,807
3.50% 2/1/47	3,404,812	3,500,590
3.50% 3/1/47	1,968,476	2,023,849
4.00% 5/1/39	254,234	268,090
4.00% 2/1/40	95,668	101,023
4.00% 5/1/40	154,430	163,073
4.00% 8/1/40	43,649	46,088
4.00% 9/1/40	367,033	387,570
4.00% 10/1/40	1,292,278	1,364,574
4.00% 11/1/40	3,206,586	3,395,963
4.00% 12/1/40	1,551,778	1,638,630
4.00% 2/1/41	1,294,877	1,371,437
4.00% 12/1/41	1,907,114	2,013,900
4.00% 1/1/42	510,102	536,886
4.00% 3/1/42	107,766	113,902
4.00% 4/1/42	2,865,678	3,035,613
4.00% 6/1/42	10,039	10,601
4.00% 5/1/44	3,251,640	3,422,376
4.00% 9/1/44	1,020,861	1,074,464
4.00% 4/1/45	3,791,921	3,991,025
4.00% 10/1/45	1,769,313	1,862,215
4.00% 11/1/45	660,487	695,168
4.00% 1/1/46	2,024,886	2,131,207
4.00% 2/1/46	1,564,274	1,646,410
4.00% 2/1/47	970,168	1,021,109
4.50% 2/1/39	63,404	68,082
4.50% 4/1/39	27,107	29,127
4.50% 5/1/39	89,880	97,399
4.50% 6/1/39	696,298	752,722
4.50% 7/1/39	151,845	163,230
4.50% 9/1/39	642,804	699,403
4.50% 10/1/39	589,955	635,104
4.50% 1/1/40	1,575,306	1,707,676
4.50% 2/1/40	939,100	1,017,958
4.50% 7/1/40	140,387	150,968
4.50% 8/1/40	98,717	106,142
4.50% 9/1/40	884,544	960,727
4.50% 2/1/41	3,227,049	3,475,541
4.50% 3/1/41	452,677	492,791
4.50% 9/1/41	878,420	943,621
4.50% 3/1/44	423,096	453,154
4.50% 5/1/44	21,700	23,241
4.50% 7/1/45	1,402,611	1,505,019
5.00% 10/1/34	172,012	189,082
5.00% 2/1/35	44,830	48,886
5.00% 8/1/35	73,837	80,560

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 10/1/35	33,871	$37,017
5.00% 11/1/35	14,766	16,092
5.00% 12/1/35	116,026	126,546
5.00% 2/1/37	82,633	90,318
5.00% 5/1/37	90,132	98,511
5.00% 12/1/37	361,954	396,266
5.00% 1/1/38	4,689	5,134
5.00% 4/1/38	3,929	4,302
5.00% 6/1/38	160,394	175,523
5.00% 7/1/38	21,004	23,014
5.00% 9/1/38	8,490	9,299
5.00% 10/1/38	166,214	182,040
5.00% 12/1/38	479,405	524,633
5.00% 1/1/39	41,181	45,109
5.00% 2/1/39	756,286	828,500
5.00% 3/1/39	1,797,793	1,971,974
5.00% 8/1/39	98,915	108,983
5.00% 9/1/39	532,212	583,766
5.00% 1/1/40	488,591	535,831
5.00% 5/1/40	163,513	179,404
5.00% 6/1/40	1,059,564	1,158,617
5.00% 9/1/40	110,370	120,909
5.00% 3/1/41	183,102	200,160
5.50% 8/1/33	40,630	45,585
5.50% 6/1/34	102,344	114,381
5.50% 6/1/35	67,619	75,788
5.50% 11/1/35	111,733	124,844
5.50% 1/1/37	50,329	56,115
5.50% 5/1/37	68,912	76,748
5.50% 7/1/37	29,781	33,050
5.50% 1/1/38	283,906	316,576
5.50% 2/1/38	66,067	73,274
5.50% 5/1/38	538,981	600,951
5.50% 6/1/38	18,102	20,191
5.50% 8/1/38	67,628	75,688
5.50% 12/1/38	84,624	94,429
5.50% 8/1/39	118,933	132,696
5.50% 12/1/39	544,353	601,125
5.50% 3/1/40	361,311	400,450
5.50% 4/1/40	852,365	942,635
5.50% 5/1/40	252,761	281,466
5.50% 6/1/41	65,259	72,737
6.00% 11/1/28	13,856	15,738
6.00% 7/1/33	13,162	14,856
6.00% 8/1/36	17,239	19,454
6.00% 11/1/36	37,882	42,648
6.00% 4/1/37	684	774
6.00% 5/1/37	101,117	114,243
6.00% 8/1/37	228,299	258,294
6.00% 9/1/37	114,285	129,357
6.00% 10/1/37	17,080	19,192
6.00% 11/1/37	166,447	187,937

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 12/1/37	13,616	$15,300
6.00% 1/1/38	140,428	158,034
6.00% 4/1/38	12,810	14,433
6.00% 6/1/38	22,249	25,062
6.00% 7/1/38	30,390	34,155
6.00% 8/1/38	56,562	63,666
6.00% 9/1/38	23,298	26,226
6.00% 10/1/38	73,394	82,545
6.00% 11/1/38	20,621	23,171
6.00% 3/1/39	31,820	35,837
6.00% 5/1/40	823,852	930,002
6.00% 7/1/40	1,084,537	1,227,231
6.50% 11/1/36	149,143	166,598
6.50% 8/1/37	84,057	93,704
6.50% 10/1/37	21,259	23,500
6.50% 6/1/38	42,318	46,778
6.50% 4/1/39	89,272	99,266
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/47	700,000	719,122
4.00% 7/1/47	4,600,000	4,837,780
4.50% 7/1/47	700,000	749,884
GNMA I S.F. 30 yr
3.00% 9/15/42	1,400,616	1,420,695
3.00% 11/15/42	1,332,801	1,351,908
3.00% 12/15/42	387,369	392,922
3.00% 2/15/45	864,394	875,134
3.50% 10/15/40	242,117	250,991
3.50% 1/15/41	84,656	87,758
3.50% 7/15/41	75,372	78,409
3.50% 10/15/41	581,866	604,546
3.50% 3/15/42	40,765	42,283
3.50% 6/15/42	2,367,838	2,459,441
3.50% 10/15/42	242,409	251,662
4.00% 6/15/39	84,986	89,467
4.00% 4/15/40	1,984,062	2,088,658
4.00% 8/15/40	485,043	511,708
4.00% 10/15/40	596,597	631,554
4.00% 12/15/40	924,461	984,339
4.00% 1/15/41	898,087	956,280
4.00% 9/15/41	350,145	369,657
4.50% 2/15/39	151,931	162,852
4.50% 3/15/39	932,662	1,000,407
4.50% 4/15/39	102,765	110,359
4.50% 5/15/39	85,991	93,871
4.50% 6/15/39	167,945	180,186
4.50% 7/15/39	341,583	367,307
4.50% 8/15/39	53,670	57,648
4.50% 9/15/39	294,044	315,933
4.50% 10/15/39	980,676	1,070,701
4.50% 11/15/39	423,224	456,629
4.50% 12/15/39	236,405	254,264

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 1/15/40	865,589	$930,051
4.50% 4/15/40	167,199	180,200
4.50% 5/15/40	261,250	284,886
4.50% 6/15/40	690,712	749,953
4.50% 8/15/40	265,624	286,280
4.50% 9/15/40	148,636	160,862
4.50% 1/15/41	467,208	513,824
4.50% 2/15/41	1,890,393	2,057,019
4.50% 3/15/41	214,025	231,051
4.50% 6/15/41	201,567	218,215
4.50% 7/15/41	25,820	27,830
5.00% 3/15/35	65,717	72,871
5.00% 3/15/38	20,610	22,659
5.00% 4/15/38	18,211	20,013
5.00% 5/15/38	2,874	3,151
5.00% 8/15/38	2,676	2,920
5.00% 1/15/39	184,856	203,321
5.00% 4/15/39	216,760	237,713
5.00% 5/15/39	867,838	955,991
5.00% 6/15/39	751,359	826,667
5.00% 9/15/39	1,645,005	1,797,461
5.00% 10/15/39	152,036	167,800
5.00% 11/15/39	417,999	464,057
5.00% 1/15/40	1,001,734	1,108,406
5.00% 2/15/40	536,373	595,281
5.00% 4/15/40	373,587	408,560
5.00% 7/15/40	377,594	414,956
5.50% 10/15/33	208,379	234,868
5.50% 4/15/37	47,879	53,774
5.50% 7/15/37	22,795	25,607
5.50% 1/15/38	194,700	216,602
5.50% 2/15/38	219,355	246,028
5.50% 7/15/38	90,707	101,716
5.50% 8/15/38	27,595	30,732
5.50% 9/15/38	423,675	474,894
5.50% 12/15/38	292,853	328,179
5.50% 1/15/39	175,009	194,816
5.50% 5/15/39	224,532	252,206
5.50% 7/15/39	5,819	6,502
5.50% 10/15/39	231,026	257,327
5.50% 12/15/39	67,527	75,202
5.50% 4/15/40	413,281	461,589
5.50% 2/15/41	58,471	65,117
6.00% 5/15/37	1,605	1,809
6.00% 1/15/38	95,712	107,898
6.00% 3/15/38	3,621	4,128
6.00% 5/15/38	191,815	218,612
6.00% 7/15/38	107,856	121,589
6.00% 8/15/38	63,533	71,629
6.00% 10/15/38	44,323	49,988
6.00% 11/15/38	73,474	82,829
6.00% 12/15/38	135,944	153,337

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 1/15/39	32,524	$36,665
6.00% 5/15/39	7,283	8,210
6.00% 6/15/39	6,035	6,803
6.00% 8/15/39	7,916	8,924
6.00% 10/15/39	9,348	10,654
6.00% 6/15/40	7,275	8,202
6.00% 12/15/40	580,186	654,053
6.50% 3/15/38	2,186	2,389
6.50% 5/15/38	12,693	13,871
6.50% 7/15/38	69,675	76,139
6.50% 9/15/38	5,483	5,991
6.50% 10/15/38	18,062	20,436
6.50% 2/15/39	138,978	156,807
6.50% 8/15/39	16,661	18,666
GNMA II S.F. 30 yr
3.00% 9/20/42	2,110,394	2,139,870
3.00% 11/20/42	1,068,709	1,083,636
3.00% 12/20/42	1,679,731	1,703,192
3.00% 1/20/43	1,647,853	1,670,868
3.00% 2/20/43	2,335,154	2,363,580
3.00% 3/20/43	3,760,490	3,809,392
3.00% 6/20/43	1,475,717	1,496,330
3.00% 9/20/43	2,584,680	2,620,784
3.00% 12/20/44	2,204,782	2,229,446
3.00% 3/20/45	2,311,392	2,337,134
3.00% 4/20/45	1,907,530	1,928,775
3.00% 6/20/45	3,071,824	3,106,035
3.00% 8/20/45	3,468,309	3,506,936
3.00% 12/20/45	807,490	816,483
3.00% 5/20/46	3,513,538	3,552,668
3.00% 9/20/46	4,008,461	4,053,104
3.00% 10/20/46	4,075,307	4,120,694
3.00% 11/20/46	3,304,799	3,341,605
3.00% 12/20/46	7,782,238	7,868,909
3.00% 1/20/47	7,106,518	7,185,664
3.00% 2/20/47	1,972,163	1,994,127
3.00% 6/20/47	2,500,000	2,527,843
3.50% 4/20/42	758,585	789,057
3.50% 6/20/42	2,283,910	2,377,751
3.50% 10/20/42	911,871	948,502
3.50% 12/20/42	1,877,581	1,953,008
3.50% 2/20/43	3,128,855	3,254,551
3.50% 3/20/43	2,394,661	2,491,957
3.50% 5/20/43	2,288,795	2,380,746
3.50% 9/20/43	2,802,572	2,915,171
3.50% 1/20/44	3,126,027	3,251,629
3.50% 10/20/44	2,575,515	2,671,859
3.50% 12/20/44	1,866,680	1,936,508
3.50% 3/20/45	1,722,508	1,786,020
3.50% 4/20/45	8,671,459	8,998,391
3.50% 6/20/45	3,388,465	3,513,404
3.50% 10/20/45	3,409,448	3,535,161

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 11/20/45	2,184,341	$2,264,882
3.50% 12/20/45	746,823	774,359
3.50% 3/20/46	3,068,084	3,181,210
3.50% 5/20/46	5,851,160	6,066,903
3.50% 6/20/46	7,359,249	7,630,599
3.50% 7/20/46	3,691,964	3,828,093
3.50% 10/20/46	6,619,220	6,863,283
3.50% 1/20/47	2,654,554	2,752,433
3.50% 6/20/47	4,000,000	4,147,488
4.00% 8/20/40	514,662	550,399
4.00% 10/20/41	97,043	102,732
4.00% 11/20/41	1,665,824	1,763,534
4.00% 12/20/41	661,376	699,994
4.00% 5/20/42	1,509,135	1,595,905
4.00% 7/20/42	956,876	1,011,851
4.00% 8/20/42	713,658	754,600
4.00% 8/20/43	1,227,340	1,294,150
4.00% 3/20/44	1,800,588	1,896,238
4.00% 8/20/44	2,402,610	2,530,240
4.00% 10/20/44	699,629	736,794
4.00% 12/20/44	2,442,619	2,572,375
4.00% 1/20/45	504,621	531,427
4.00% 2/20/45	1,304,438	1,373,732
4.00% 8/20/45	1,123,836	1,183,844
4.00% 9/20/45	1,605,999	1,691,312
4.00% 10/20/45	2,338,320	2,462,536
4.00% 11/20/45	1,482,106	1,560,838
4.00% 1/20/46	320,788	337,829
4.00% 6/20/46	1,491,399	1,570,624
4.00% 1/20/47	1,466,444	1,544,692
4.00% 4/20/47	2,983,353	3,147,726
4.50% 7/20/41	2,349,484	2,524,548
4.50% 12/20/43	1,520,103	1,616,425
4.50% 1/20/44	1,306,161	1,388,927
4.50% 3/20/44	987,230	1,061,231
4.50% 4/20/45	836,252	889,242
4.50% 4/20/47	1,092,994	1,163,182
5.00% 4/20/43	1,125,521	1,223,797
GNMA II S.F. 30 yr TBA
3.00% 7/1/47	3,300,000	3,333,258
3.50% 7/1/47	5,600,000	5,800,375
4.00% 7/1/47	4,100,000	4,314,289

Total Agency Mortgage-Backed Securities (Cost $830,477,085)		833,249,228

AGENCY OBLIGATIONS–1.83%
Federal Home Loan Banks
0.875% 8/5/19	2,000,000	1,976,164
1.125% 7/14/21	2,000,000	1,949,892
1.25% 1/16/19	7,000,000	6,986,819
1.375% 3/18/19	2,000,000	1,999,460
1.83% 7/29/20	1,000,000	1,005,225

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
4.125% 3/13/20	400,000	$426,740
5.375% 5/15/19	1,000,000	1,072,341
5.50% 7/15/36	300,000	406,836
Federal Home Loan Mortgage
1.25% 8/1/19	500,000	498,157
1.25% 10/2/19	1,000,000	994,828
1.30% 8/28/19	2,000,000	1,991,704
1.33% 12/30/20	1,000,000	977,844
1.375% 5/1/20	2,600,000	2,583,786
1.75% 5/30/19	500,000	503,465
2.00% 7/30/19	100,000	101,185
2.375% 1/13/22	4,500,000	4,597,398
3.75% 3/27/19	700,000	728,361
6.25% 7/15/32	750,000	1,067,870
6.75% 9/15/29	100,000	141,133
6.75% 3/15/31	300,000	434,043
Federal National Mortgage Association
1.00% 8/28/19	7,000,000	6,933,808
1.00% 10/24/19	1,000,000	989,258
1.125% 7/20/18	2,000,000	1,996,162
1.25% 2/26/19	2,000,000	1,992,356
1.75% 9/12/19	1,000,000	1,006,302
1.875% 9/18/18	1,000,000	1,006,364
2.125% 4/24/26	1,765,000	1,722,388
2.625% 9/6/24	2,085,000	2,141,237
5.625% 7/15/37	100,000	137,560
6.25% 5/15/29	500,000	679,393
6.625% 11/15/30	300,000	429,524
7.125% 1/15/30	500,000	730,857
7.25% 5/15/30	500,000	742,182
Tennessee Valley Authority
3.875% 2/15/21	400,000	429,822
4.625% 9/15/60	150,000	181,791
4.65% 6/15/35	500,000	601,071
4.70% 7/15/33	200,000	239,936
5.25% 9/15/39	1,025,000	1,345,723
5.375% 4/1/56	200,000	272,418
5.88% 4/1/36	75,000	102,988
6.15% 1/15/38	100,000	143,522
7.125% 5/1/30	100,000	145,071

Total Agency Obligations (Cost $53,085,786)		54,412,984

CORPORATE BONDS–26.70%
Aerospace & Defense–0.40%
Boeing
1.65% 10/30/20	100,000	99,123
1.875% 6/15/23	250,000	240,744
2.60% 10/30/25	100,000	98,582
4.875% 2/15/20	200,000	215,365
6.00% 3/15/19	100,000	106,953

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing (continued)
6.125% 2/15/33	50,000	$65,534
6.875% 3/15/39	100,000	145,595
Boeing Capital 4.70% 10/27/19	300,000	320,168
Embraer Netherlands Finance 5.40% 2/1/27	330,000	345,263
General Dynamics
1.875% 8/15/23	150,000	144,648
2.125% 8/15/26	150,000	140,900
2.25% 11/15/22	250,000	248,834
Hexcel
3.95% 2/15/27	50,000	51,301
4.70% 8/15/25	50,000	53,921
L3 Technologies
3.85% 12/15/26	75,000	77,463
3.95% 5/28/24	154,000	158,577
4.75% 7/15/20	100,000	106,846
4.95% 2/15/21	100,000	107,892
Lockheed Martin
1.85% 11/23/18	90,000	90,180
2.50% 11/23/20	150,000	152,179
2.90% 3/1/25	300,000	299,009
3.10% 1/15/23	50,000	51,218
3.35% 9/15/21	100,000	104,122
3.55% 1/15/26	250,000	259,515
3.60% 3/1/35	150,000	148,483
3.80% 3/1/45	500,000	494,277
4.07% 12/15/42	279,000	286,309
4.25% 11/15/19	200,000	210,729
4.50% 5/15/36	40,000	43,762
4.70% 5/15/46	109,000	122,979
4.85% 9/15/41	100,000	113,663
Northrop Grumman
3.20% 2/1/27	100,000	100,889
3.25% 8/1/23	350,000	362,480
3.50% 3/15/21	100,000	104,419
5.05% 11/15/40	100,000	115,681
Northrop Grumman Systems 7.75% 2/15/31	150,000	214,807
Precision Castparts
2.50% 1/15/23	200,000	199,625
3.25% 6/15/25	100,000	102,230
3.90% 1/15/43	50,000	50,925
4.375% 6/15/45	100,000	108,550
Raytheon
2.50% 12/15/22	125,000	125,606
3.125% 10/15/20	200,000	207,312
4.40% 2/15/20	100,000	106,373
4.70% 12/15/41	200,000	228,261
7.20% 8/15/27	100,000	134,488
Rockwell Collins 1.95% 7/15/19	40,000	40,079

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Rockwell Collins (continued)
2.80% 3/15/22	150,000	$151,548
3.20% 3/15/24	150,000	152,271
3.50% 3/15/27	107,000	108,719
3.70% 12/15/23	150,000	156,327
4.35% 4/15/47	70,000	73,515
4.80% 12/15/43	100,000	110,338
5.25% 7/15/19	50,000	53,264
Spirit AeroSystems 3.85% 6/15/26	75,000	75,847
Textron
3.65% 3/15/27	50,000	50,295
3.875% 3/1/25	170,000	174,909
United Technologies
1.50% 11/1/19	150,000	149,321
1.90% 5/4/20	150,000	150,319
1.95% 11/1/21	150,000	148,367
2.30% 5/4/22	150,000	149,668
2.65% 11/1/26	85,000	82,748
2.80% 5/4/24	100,000	100,401
3.10% 6/1/22	409,000	423,633
3.125% 5/4/27	350,000	351,744
3.75% 11/1/46	100,000	98,176
4.05% 5/4/47	50,000	51,348
4.15% 5/15/45	250,000	259,484
4.50% 4/15/20	210,000	224,636
4.50% 6/1/42	400,000	437,790
5.40% 5/1/35	200,000	240,546
6.05% 6/1/36	150,000	193,539
6.125% 7/15/38	200,000	262,485

		11,737,097

Air Freight & Logistics–0.12%
FedEx
2.625% 8/1/22	55,000	55,329
3.20% 2/1/25	200,000	202,752
3.25% 4/1/26	150,000	151,568
3.30% 3/15/27	100,000	100,421
3.875% 8/1/42	100,000	94,885
4.00% 1/15/24	120,000	128,124
4.10% 4/15/43	100,000	99,274
4.10% 2/1/45	200,000	197,013
4.40% 1/15/47	100,000	103,281
4.55% 4/1/46	150,000	158,201
4.75% 11/15/45	350,000	379,456
4.90% 1/15/34	60,000	66,979
8.00% 1/15/19	100,000	109,051
United Parcel Service
2.35% 5/16/22	250,000	250,996
2.40% 11/15/26	150,000	145,049
2.45% 10/1/22	125,000	126,362
3.125% 1/15/21	350,000	363,645
3.40% 11/15/46	150,000	143,291

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
United Parcel Service (continued)
3.625% 10/1/42	75,000	$74,200
4.875% 11/15/40	55,000	64,860
5.125% 4/1/19	200,000	211,481
6.20% 1/15/38	255,000	347,725

		3,573,943

Airlines–0.08%
American Airlines Pass Through Trust
◆Series 2013-2 Class A 4.95% 1/15/23	304,470	325,403
◆Series 2015-1 Class A 3.375% 5/1/27	90,393	91,070
◆Series 2016-2 Class AA 3.20% 6/15/28	487,000	483,932
◆Series 2016-3 Class AA 3.00% 10/15/28	60,000	58,950
◆Series 2017-1 Class AA 3.65% 2/15/29	100,000	103,250
◆Continental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	200,781	210,820
Delta Air Lines
2.875% 3/13/20	65,000	65,892
3.625% 3/15/22	100,000	102,767
Southwest Airlines
2.65% 11/5/20	100,000	101,269
2.75% 11/6/19	50,000	50,807
3.00% 11/15/26	100,000	97,184
◆Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	23,244	24,261
United Airlines Pass Through Trust
◆Series 2014-2 Class A 3.75% 9/3/26	182,757	189,611
◆Series 2015-1 Class AA 3.45% 12/1/27	166,539	170,494
◆Series 2016-1 Class A 3.45% 7/7/28	95,000	96,069
◆Series 2016-1 Class AA 3.10% 7/7/28	100,000	100,000
US Airways Pass Through Trust
◆Series 2012-2 Class A 4.625% 6/3/25	73,826	79,528
◆Series 2013-1 Class A 3.95% 11/15/25	80,555	83,777

		2,435,084

Auto Components–0.02%
Delphi Automotive
3.15% 11/19/20	50,000	51,117
4.25% 1/15/26	100,000	106,108
Lear 5.25% 1/15/25	225,000	238,217
Magna International 3.625% 6/15/24	200,000	205,537

		600,979

Automobiles–0.44%
American Honda Finance
1.20% 7/12/19	150,000	148,610
1.50% 11/19/18	250,000	249,342
1.60% 7/13/18	200,000	200,176
1.65% 7/12/21	200,000	195,794
1.70% 2/22/19	50,000	50,068

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
American Honda Finance (continued)
2.00% 2/14/20	150,000	$150,386
2.125% 10/10/18	200,000	201,323
2.45% 9/24/20	150,000	152,103
2.90% 2/16/24	100,000	101,385
Daimler Finance North America 8.50% 1/18/31	200,000	300,942
Ford Motor
4.346% 12/8/26	500,000	515,691
4.75% 1/15/43	400,000	387,510
5.291% 12/8/46	300,000	309,047
7.45% 7/16/31	650,000	823,738
Ford Motor Credit
2.021% 5/3/19	200,000	199,779
2.375% 3/12/19	200,000	200,988
2.425% 6/12/20	200,000	200,077
2.459% 3/27/20	200,000	200,305
2.551% 10/5/18	200,000	201,378
3.096% 5/4/23	200,000	197,864
3.157% 8/4/20	300,000	305,946
3.20% 1/15/21	300,000	304,751
3.336% 3/18/21	200,000	204,038
3.664% 9/8/24	250,000	249,781
3.81% 1/9/24	200,000	202,788
4.134% 8/4/25	300,000	305,698
5.75% 2/1/21	200,000	220,247
5.875% 8/2/21	750,000	837,115
General Motors
6.25% 10/2/43	350,000	390,077
6.60% 4/1/36	305,000	354,364
6.75% 4/1/46	75,000	89,258
General Motors Financial
2.35% 10/4/19	250,000	250,111
2.40% 5/9/19	125,000	125,391
2.65% 4/13/20	125,000	125,665
3.10% 1/15/19	200,000	202,808
3.15% 1/15/20	800,000	814,195
3.15% 6/30/22	115,000	115,308
3.20% 7/13/20	200,000	203,925
3.20% 7/6/21	200,000	202,433
3.45% 1/14/22	250,000	254,237
3.70% 11/24/20	250,000	258,868
3.70% 5/9/23	140,000	142,345
3.95% 4/13/24	150,000	152,350
4.00% 1/15/25	600,000	603,496
4.00% 10/6/26	250,000	249,030
4.20% 3/1/21	250,000	262,434
4.30% 7/13/25	100,000	102,163
4.35% 1/17/27	180,000	182,561
5.25% 3/1/26	200,000	216,392
Harley-Davidson
3.50% 7/28/25	50,000	51,380

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
Harley-Davidson (continued)
4.625% 7/28/45	50,000	$52,803

		13,018,464

Banks–4.28%
Australia & New Zealand Banking Group
1.60% 7/15/19	250,000	248,425
2.05% 9/23/19	250,000	250,192
2.30% 6/1/21	250,000	248,731
2.55% 11/23/21	250,000	250,422
2.625% 5/19/22	250,000	250,489
2.70% 11/16/20	250,000	253,339
3.70% 11/16/25	250,000	262,611
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	203,961
Banco Santander
3.50% 4/11/22	200,000	204,919
4.25% 4/11/27	200,000	207,982
Bancolombia 5.95% 6/3/21	200,000	221,320
Bank of America
2.25% 4/21/20	250,000	250,271
2.503% 10/21/22	500,000	494,216
2.60% 1/15/19	543,000	548,318
2.625% 10/19/20	200,000	202,175
2.625% 4/19/21	350,000	351,867
•3.124% 1/20/23	250,000	253,011
3.248% 10/21/27	500,000	484,211
3.30% 1/11/23	1,000,000	1,020,466
3.50% 4/19/26	350,000	351,852
•3.824% 1/20/28	250,000	254,645
3.875% 8/1/25	400,000	414,234
3.95% 4/21/25	250,000	253,564
4.00% 4/1/24	475,000	498,178
4.10% 7/24/23	1,350,000	1,431,055
4.183% 11/25/27	250,000	254,763
4.25% 10/22/26	1,133,000	1,168,972
•4.443% 1/20/48	200,000	212,069
4.45% 3/3/26	430,000	448,324
5.00% 5/13/21	350,000	382,231
5.00% 1/21/44	650,000	737,622
5.625% 7/1/20	250,000	273,890
5.875% 1/5/21	250,000	278,081
5.875% 2/7/42	218,000	274,165
6.11% 1/29/37	200,000	245,538
6.875% 11/15/18	300,000	319,716
7.625% 6/1/19	300,000	330,950
7.75% 5/14/38	200,000	288,489
Bank of America North America
2.05% 12/7/18	750,000	753,634
6.00% 10/15/36	400,000	506,500
Bank of Montreal
1.35% 8/28/18	100,000	99,641

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
1.50% 7/18/19	190,000	$188,272
1.80% 7/31/18	200,000	200,335
1.90% 8/27/21	250,000	245,479
2.10% 12/12/19	100,000	100,249
2.10% 6/15/20	350,000	349,779
2.55% 11/6/22	300,000	299,733
Bank of Nova Scotia
1.65% 6/14/19	500,000	498,106
1.85% 4/14/20	500,000	497,277
1.875% 4/26/21	300,000	297,249
1.95% 1/15/19	350,000	350,793
2.35% 10/21/20	150,000	150,670
2.45% 3/22/21	150,000	150,735
2.80% 7/21/21	550,000	557,968
4.50% 12/16/25	150,000	157,928
Bank One 8.00% 4/29/27	100,000	132,505
Barclays
2.75% 11/8/19	1,000,000	1,009,834
2.875% 6/8/20	500,000	505,703
3.20% 8/10/21	250,000	253,806
3.25% 1/12/21	200,000	203,618
3.684% 1/10/23	200,000	205,424
4.337% 1/10/28	200,000	206,002
4.375% 1/12/26	200,000	208,213
4.836% 5/9/28	200,000	204,697
4.95% 1/10/47	200,000	214,278
5.20% 5/12/26	500,000	528,027
5.25% 8/17/45	200,000	224,843
Barclays Bank 5.14% 10/14/20	200,000	214,219
BB&T
2.05% 5/10/21	250,000	248,186
2.45% 1/15/20	700,000	708,070
Bear Stearns 4.65% 7/2/18	500,000	514,171
BNP Paribas
2.70% 8/20/18	300,000	303,455
3.25% 3/3/23	500,000	513,261
4.25% 10/15/24	200,000	208,918
5.00% 1/15/21	300,000	328,159
BPCE
2.25% 1/27/20	550,000	550,916
2.50% 12/10/18	250,000	252,279
2.50% 7/15/19	250,000	252,469
3.375% 12/2/26	250,000	253,717
Branch Banking & Trust
2.10% 1/15/20	250,000	251,036
2.30% 10/15/18	250,000	251,635
2.625% 1/15/22	250,000	253,045
3.625% 9/16/25	250,000	260,288
Canadian Imperial Bank of Commerce 1.60% 9/6/19	200,000	198,171
Citibank 2.10% 6/12/20	1,000,000	1,000,736

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citigroup
2.05% 12/7/18	1,150,000	$1,152,111
2.05% 6/7/19	250,000	250,279
2.35% 8/2/21	350,000	347,156
2.40% 2/18/20	750,000	754,509
2.50% 7/29/19	500,000	504,743
2.65% 10/26/20	350,000	353,627
2.70% 3/30/21	300,000	302,151
2.90% 12/8/21	700,000	707,811
3.20% 10/21/26	300,000	292,105
3.40% 5/1/26	550,000	545,106
3.70% 1/12/26	400,000	405,291
3.75% 6/16/24	400,000	415,172
3.875% 10/25/23	350,000	365,766
4.05% 7/30/22	107,000	111,984
4.125% 7/25/28	380,000	386,600
4.30% 11/20/26	400,000	411,647
4.45% 9/29/27	600,000	624,780
4.50% 1/14/22	730,000	785,780
4.60% 3/9/26	105,000	110,378
4.65% 7/30/45	250,000	272,946
4.75% 5/18/46	150,000	158,084
5.30% 5/6/44	167,000	189,685
5.50% 9/13/25	200,000	222,775
5.875% 2/22/33	200,000	234,112
5.875% 1/30/42	150,000	189,707
6.00% 10/31/33	100,000	119,832
6.625% 6/15/32	100,000	125,334
6.675% 9/13/43	150,000	200,878
8.125% 7/15/39	350,000	539,043
Citizens Bank
2.20% 5/26/20	250,000	249,745
2.55% 5/13/21	250,000	250,361
2.65% 5/26/22	250,000	249,611
Citizens Financial Group
2.375% 7/28/21	30,000	29,769
4.30% 12/3/25	150,000	156,664
Columbia Pipeline Group
4.50% 6/1/25	250,000	266,554
5.80% 6/1/45	100,000	119,401
Comerica 2.125% 5/23/19	50,000	49,909
Comerica Bank 4.00% 7/27/25	250,000	258,800
Commonwealth Bank of Australia
1.75% 11/2/18	250,000	250,249
2.05% 3/15/19	250,000	250,322
2.25% 3/13/19	250,000	251,533
2.30% 9/6/19	250,000	251,694
2.55% 3/15/21	250,000	250,781
Compass Bank
2.875% 6/29/22	250,000	249,334
3.875% 4/10/25	250,000	249,444

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank
1.375% 8/9/19	400,000	$395,629
2.25% 1/14/19	300,000	301,985
2.50% 1/19/21	250,000	251,607
3.375% 5/21/25	500,000	515,258
3.75% 7/21/26	250,000	250,435
3.875% 2/8/22	250,000	265,389
3.95% 11/9/22	250,000	261,417
4.50% 1/11/21	550,000	591,422
4.625% 12/1/23	350,000	377,697
5.25% 5/24/41	150,000	183,531
5.25% 8/4/45	250,000	293,127
Fifth Third Bancorp
2.875% 7/27/20	500,000	511,640
3.50% 3/15/22	200,000	207,072
4.30% 1/16/24	250,000	266,153
8.25% 3/1/38	100,000	150,012
Fifth Third Bank
2.25% 6/14/21	500,000	498,819
2.30% 3/15/19	200,000	201,303
First Republic Bank 4.625% 2/13/47	250,000	257,844
HSBC Bank USA
5.625% 8/15/35	500,000	604,923
5.875% 11/1/34	100,000	123,149
7.00% 1/15/39	100,000	140,195
HSBC Finance 6.676% 1/15/21	323,000	364,298
HSBC Holdings
2.65% 1/5/22	250,000	249,581
2.95% 5/25/21	500,000	506,636
•3.262% 3/13/23	200,000	203,922
3.40% 3/8/21	250,000	257,082
3.60% 5/25/23	500,000	517,115
3.90% 5/25/26	1,095,000	1,131,531
4.00% 3/30/22	500,000	527,691
•4.041% 3/13/28	200,000	207,404
4.25% 3/14/24	300,000	310,804
4.30% 3/8/26	250,000	265,287
4.375% 11/23/26	375,000	389,856
5.10% 4/5/21	300,000	326,329
6.10% 1/14/42	200,000	263,027
6.50% 5/2/36	200,000	256,875
6.50% 9/15/37	200,000	259,413
6.80% 6/1/38	200,000	268,263
HSBC USA
2.00% 8/7/18	150,000	150,447
2.25% 6/23/19	300,000	301,535
2.75% 8/7/20	100,000	101,680
3.50% 6/23/24	800,000	824,939
5.00% 9/27/20	300,000	322,626
Huntington Bancshares
2.30% 1/14/22	100,000	98,603
2.60% 8/2/18	250,000	251,747

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Huntington National Bank
2.20% 11/6/18	250,000	$250,768
2.40% 4/1/20	250,000	251,829
2.875% 8/20/20	250,000	254,438
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	508,891
Intesa Sanpaolo 3.875% 1/15/19	600,000	615,031
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	499,600
2.40% 6/7/21	350,000	349,532
2.55% 10/29/20	275,000	277,436
2.55% 3/1/21	500,000	502,713
2.70% 5/18/23	250,000	247,459
2.75% 6/23/20	800,000	813,704
•2.776% 4/25/23	113,000	113,279
2.95% 10/1/26	500,000	483,129
2.972% 1/15/23	650,000	658,225
3.20% 1/25/23	1,000,000	1,020,344
3.20% 6/15/26	450,000	445,233
•3.22% 3/1/25	270,000	270,749
3.25% 9/23/22	550,000	564,057
3.30% 4/1/26	500,000	497,061
3.375% 5/1/23	200,000	203,219
•3.54% 5/1/28	150,000	150,640
3.625% 5/13/24	250,000	258,074
3.625% 12/1/27	260,000	257,891
3.875% 2/1/24	750,000	786,731
4.125% 12/15/26	1,000,000	1,037,810
4.25% 10/15/20	750,000	796,778
•4.26% 2/22/48	1,000,000	1,048,811
4.35% 8/15/21	600,000	642,577
4.40% 7/22/20	700,000	745,771
4.95% 6/1/45	500,000	559,103
5.40% 1/6/42	200,000	242,531
5.50% 10/15/40	100,000	122,338
5.60% 7/15/41	500,000	621,399
6.30% 4/23/19	200,000	215,309
6.40% 5/15/38	450,000	604,082
JPMorgan Chase Bank 1.65% 9/23/19	250,000	248,685
KeyBank
1.60% 8/22/19	250,000	248,225
2.35% 3/8/19	250,000	251,684
2.40% 6/9/22	250,000	248,929
2.50% 11/22/21	250,000	250,953
3.18% 5/22/22	300,000	305,705
KeyCorp
2.90% 9/15/20	195,000	198,524
5.10% 3/24/21	300,000	328,521
Korea Development Bank
1.375% 9/12/19	500,000	491,272
2.625% 2/27/22	300,000	299,026
3.00% 3/17/19	500,000	507,397

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Lloyds Bank
2.70% 8/17/20	200,000	$202,941
6.375% 1/21/21	300,000	337,504
Lloyds Banking Group
3.00% 1/11/22	200,000	202,187
3.10% 7/6/21	200,000	203,343
3.75% 1/11/27	235,000	236,401
4.582% 12/10/25	300,000	311,576
4.65% 3/24/26	200,000	208,777
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	352,469
2.30% 1/30/19	250,000	251,941
Mizuho Financial Group
2.273% 9/13/21	300,000	295,390
2.953% 2/28/22	200,000	201,853
3.663% 2/28/27	200,000	206,473
MUFG Americas Holdings
2.25% 2/10/20	100,000	100,099
3.00% 2/10/25	150,000	147,631
MUFG Union Bank 2.625% 9/26/18	250,000	252,505
National Australia Bank
1.375% 7/12/19	250,000	247,023
1.875% 7/12/21	250,000	244,753
2.125% 5/22/20	250,000	250,190
2.25% 1/10/20	250,000	250,859
2.50% 5/22/22	250,000	248,791
2.50% 7/12/26	250,000	236,222
2.625% 7/23/20	250,000	253,511
2.80% 1/10/22	250,000	252,780
3.00% 1/20/23	500,000	505,671
National Bank of Canada
2.10% 12/14/18	250,000	251,207
2.15% 6/12/20	250,000	249,587
National City 6.875% 5/15/19	100,000	108,858
People’s United Financial 3.65% 12/6/22	150,000	153,334
PNC Bank
1.45% 7/29/19	250,000	247,699
1.70% 12/7/18	250,000	250,021
1.80% 11/5/18	250,000	250,399
1.95% 3/4/19	250,000	250,512
2.00% 5/19/20	250,000	249,717
2.15% 4/29/21	250,000	248,601
2.30% 6/1/20	250,000	251,484
2.45% 11/5/20	250,000	252,244
2.60% 7/21/20	250,000	253,647
2.625% 2/17/22	250,000	251,979
2.70% 11/1/22	250,000	250,252
3.25% 6/1/25	250,000	254,062
4.20% 11/1/25	500,000	537,823
PNC Financial Services Group
3.15% 5/19/27	250,000	249,067

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group (continued)
3.30% 3/8/22	300,000	$311,204
5.125% 2/8/20	100,000	107,610
6.70% 6/10/19	150,000	163,135
Regions Bank 2.25% 9/14/18	250,000	251,083
Regions Financial 3.20% 2/8/21	100,000	102,325
Royal Bank of Canada
1.50% 7/29/19	250,000	248,155
1.625% 4/15/19	500,000	497,972
1.80% 7/30/18	150,000	150,217
2.00% 12/10/18	500,000	501,842
2.15% 3/15/19	200,000	201,419
2.15% 3/6/20	250,000	250,771
2.20% 7/27/18	150,000	150,962
2.20% 9/23/19	550,000	552,298
2.30% 3/22/21	900,000	903,315
2.35% 10/30/20	600,000	602,957
Royal Bank of Scotland Group
•3.498% 5/15/23	400,000	403,041
4.80% 4/5/26	700,000	745,055
Santander Holdings USA
2.65% 4/17/20	300,000	299,433
2.70% 5/24/19	200,000	201,565
#144A 3.70% 3/28/22	90,000	91,260
4.50% 7/17/25	250,000	257,716
Santander Issuances 5.179% 11/19/25	200,000	214,741
Santander UK
2.00% 8/24/18	533,000	534,042
2.35% 9/10/19	335,000	337,202
2.50% 3/14/19	150,000	151,252
3.05% 8/23/18	250,000	253,175
Santander UK Group Holdings
2.875% 10/16/20	100,000	101,628
2.875% 8/5/21	250,000	250,800
Sumitomo Mitsui Banking
1.966% 1/11/19	250,000	250,304
2.05% 1/18/19	250,000	250,527
2.45% 1/10/19	300,000	302,656
2.45% 1/16/20	600,000	603,932
2.50% 7/19/18	250,000	251,890
2.65% 7/23/20	400,000	405,008
3.20% 7/18/22	250,000	256,821
Sumitomo Mitsui Financial Group
2.846% 1/11/22	250,000	252,921
2.934% 3/9/21	200,000	203,284
3.01% 10/19/26	500,000	489,834
3.446% 1/11/27	250,000	254,321
3.784% 3/9/26	200,000	207,905
SunTrust Bank/Atlanta 3.30% 5/15/26	200,000	195,845
SunTrust Banks
2.50% 5/1/19	450,000	454,413

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
SunTrust Banks (continued)
2.70% 1/27/22	150,000	$150,471
2.90% 3/3/21	100,000	101,610
SVB Financial Group 5.375% 9/15/20	150,000	163,374
Svenska Handelsbanken
1.50% 9/6/19	250,000	247,580
1.875% 9/7/21	250,000	244,649
2.40% 10/1/20	400,000	402,806
2.45% 3/30/21	250,000	250,615
2.50% 1/25/19	250,000	252,588
Toronto-Dominion Bank
1.45% 9/6/18	300,000	299,467
1.45% 8/13/19	150,000	148,735
1.80% 7/13/21	150,000	147,027
1.95% 1/22/19	550,000	552,455
2.125% 7/2/19	200,000	201,038
2.125% 4/7/21	150,000	149,450
2.25% 11/5/19	250,000	251,940
2.50% 12/14/20	200,000	202,407
2.625% 9/10/18	100,000	101,119
U.S. Bancorp
1.95% 11/15/18	600,000	603,200
2.35% 1/29/21	150,000	150,818
2.375% 7/22/26	150,000	141,534
2.95% 7/15/22	200,000	203,573
3.00% 3/15/22	150,000	154,050
3.10% 4/27/26	65,000	64,319
3.15% 4/27/27	350,000	351,025
3.60% 9/11/24	250,000	259,923
3.70% 1/30/24	250,000	264,477
U.S. Bank 1.40% 4/26/19	700,000	695,870
Wachovia 5.50% 8/1/35	150,000	174,263
Wells Fargo & Co.
2.10% 7/26/21	400,000	394,864
2.15% 1/15/19	1,187,000	1,193,212
2.50% 3/4/21	350,000	351,394
2.55% 12/7/20	300,000	303,589
2.60% 7/22/20	1,050,000	1,065,268
3.00% 4/22/26	150,000	146,666
3.00% 10/23/26	300,000	292,479
3.30% 9/9/24	250,000	253,821
3.45% 2/13/23	250,000	256,158
3.50% 3/8/22	600,000	623,719
•3.584% 5/22/28	755,000	763,974
3.90% 5/1/45	510,000	511,491
4.10% 6/3/26	740,000	767,104
4.125% 8/15/23	300,000	317,521
4.30% 7/22/27	750,000	786,527
4.40% 6/14/46	250,000	253,722
4.60% 4/1/21	350,000	377,478
4.65% 11/4/44	225,000	236,875
4.75% 12/7/46	350,000	374,597

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
5.375% 11/2/43	775,000	$898,575
Wells Fargo Bank
1.75% 5/24/19	250,000	249,584
1.80% 11/28/18	350,000	350,782
2.15% 12/6/19	350,000	351,744
5.85% 2/1/37	450,000	562,960
6.60% 1/15/38	450,000	614,744
Wells Fargo Capital X 5.95% 12/15/36	100,000	113,350
Westpac Banking
1.60% 8/19/19	200,000	198,508
1.65% 5/13/19	150,000	149,349
1.95% 11/23/18	500,000	501,084
2.00% 8/19/21	200,000	197,109
2.10% 5/13/21	150,000	148,709
2.15% 3/6/20	250,000	250,586
2.25% 7/30/18	100,000	100,549
2.25% 1/17/19	150,000	150,789
2.30% 5/26/20	100,000	100,322
2.50% 6/28/22	150,000	149,458
2.60% 11/23/20	150,000	151,689
2.70% 8/19/26	200,000	192,009
2.80% 1/11/22	300,000	304,552
2.85% 5/13/26	150,000	146,150
3.35% 3/8/27	250,000	251,770
•4.322% 11/23/31	250,000	256,751
4.875% 11/19/19	250,000	266,313

		126,889,114

Beverages–0.77%
Anheuser-Busch InBev Finance
1.90% 2/1/19	825,000	827,164
2.625% 1/17/23	450,000	448,765
2.65% 2/1/21	1,340,000	1,359,092
3.30% 2/1/23	860,000	886,662
3.65% 2/1/26	1,600,000	1,651,382
4.00% 1/17/43	100,000	100,520
4.625% 2/1/44	850,000	918,263
4.70% 2/1/36	950,000	1,048,866
4.90% 2/1/46	1,230,000	1,393,782
Anheuser-Busch InBev Worldwide
2.50% 7/15/22	450,000	449,892
3.75% 1/15/22	400,000	422,284
3.75% 7/15/42	136,000	132,155
4.375% 2/15/21	30,000	32,172
#144A 4.439% 10/6/48	395,000	420,865
4.95% 1/15/42	300,000	339,892
5.375% 1/15/20	400,000	433,368
7.75% 1/15/19	500,000	543,804
8.20% 1/15/39	200,000	310,829
Coca-Cola 1.375% 5/30/19	150,000	149,451

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
1.55% 9/1/21	150,000	$147,098
1.65% 11/1/18	500,000	501,325
2.20% 5/25/22	70,000	69,979
2.25% 9/1/26	200,000	190,123
2.45% 11/1/20	500,000	508,775
2.50% 4/1/23	250,000	250,781
2.55% 6/1/26	100,000	97,068
2.875% 10/27/25	100,000	100,690
2.90% 5/25/27	100,000	99,345
3.15% 11/15/20	170,000	176,716
3.30% 9/1/21	250,000	261,717
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	51,743
Coca-Cola European Partners US
3.50% 9/15/20	100,000	103,955
4.50% 9/1/21	200,000	214,587
Coca-Cola Femsa
2.375% 11/26/18	200,000	201,133
3.875% 11/26/23	200,000	210,037
Constellation Brands
2.70% 5/9/22	30,000	29,997
3.50% 5/9/27	30,000	30,034
3.70% 12/6/26	100,000	101,969
3.75% 5/1/21	75,000	78,239
3.875% 11/15/19	60,000	62,362
4.25% 5/1/23	280,000	298,472
4.50% 5/9/47	45,000	46,512
6.00% 5/1/22	90,000	102,829
Diageo Capital
2.625% 4/29/23	350,000	353,347
3.875% 4/29/43	30,000	30,115
4.828% 7/15/20	100,000	107,950
5.875% 9/30/36	100,000	128,965
Diageo Investment
2.875% 5/11/22	200,000	205,022
8.00% 9/15/22	100,000	125,647
Dr Pepper Snapple Group
3.13% 12/15/23	100,000	101,683
3.40% 11/15/25	150,000	152,078
3.43% 6/15/27	70,000	70,719
4.42% 12/15/46	50,000	52,261
Fomento Economico Mexicano
2.875% 5/10/23	150,000	149,698
4.375% 5/10/43	200,000	204,491
Molson Coors Brewing
1.45% 7/15/19	80,000	79,064
2.10% 7/15/21	100,000	98,431
3.00% 7/15/26	110,000	106,010
4.20% 7/15/46	595,000	589,216
5.00% 5/1/42	250,000	277,015

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo
1.35% 10/4/19	65,000	$64,447
1.50% 2/22/19	85,000	84,898
1.55% 5/2/19	150,000	149,990
1.70% 10/6/21	150,000	146,922
2.15% 10/14/20	150,000	151,026
2.25% 5/2/22	200,000	200,129
2.375% 10/6/26	80,000	76,287
2.75% 3/1/23	550,000	557,613
2.85% 2/24/26	90,000	89,864
3.00% 8/25/21	100,000	103,539
3.125% 11/1/20	250,000	259,068
3.45% 10/6/46	590,000	555,831
3.60% 3/1/24	779,000	824,808
3.60% 8/13/42	250,000	241,412
4.00% 3/5/42	100,000	102,466
4.00% 5/2/47	105,000	107,651
4.45% 4/14/46	120,000	131,134
4.50% 1/15/20	100,000	106,367
4.875% 11/1/40	100,000	115,986
5.50% 1/15/40	150,000	187,397

		22,893,241

Biotechnology–0.56%
AbbVie
2.30% 5/14/21	200,000	199,687
2.50% 5/14/20	500,000	506,134
2.85% 5/14/23	150,000	149,866
2.90% 11/6/22	500,000	505,324
3.20% 11/6/22	225,000	231,047
3.20% 5/14/26	200,000	198,016
3.60% 5/14/25	600,000	613,052
4.30% 5/14/36	150,000	153,140
4.40% 11/6/42	300,000	308,509
4.45% 5/14/46	200,000	207,279
4.50% 5/14/35	600,000	634,705
4.70% 5/14/45	665,000	709,436
Amgen
1.85% 8/19/21	100,000	97,865
2.125% 5/1/20	200,000	200,431
2.20% 5/22/19	650,000	654,262
2.20% 5/11/20	300,000	301,723
2.25% 8/19/23	200,000	194,190
2.60% 8/19/26	200,000	189,654
2.65% 5/11/22	200,000	200,891
2.70% 5/1/22	100,000	100,683
3.125% 5/1/25	200,000	200,778
3.625% 5/15/22	100,000	104,559
3.625% 5/22/24	150,000	156,703
3.875% 11/15/21	200,000	211,010
4.10% 6/15/21	100,000	106,157

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
4.40% 5/1/45	300,000	$309,379
4.50% 3/15/20	150,000	159,185
5.15% 11/15/41	250,000	279,660
5.65% 6/15/42	200,000	240,123
5.75% 3/15/40	200,000	239,298
6.375% 6/1/37	100,000	124,982
6.40% 2/1/39	50,000	63,639
Baxalta
2.875% 6/23/20	400,000	406,666
3.60% 6/23/22	100,000	103,667
4.00% 6/23/25	150,000	156,711
5.25% 6/23/45	45,000	52,938
Biogen
2.90% 9/15/20	250,000	255,205
3.625% 9/15/22	145,000	151,829
4.05% 9/15/25	145,000	153,350
5.20% 9/15/45	255,000	292,030
Celgene
2.125% 8/15/18	110,000	110,455
2.30% 8/15/18	143,000	143,859
2.875% 8/15/20	200,000	204,667
3.25% 8/15/22	250,000	257,306
3.55% 8/15/22	300,000	312,668
3.625% 5/15/24	200,000	207,474
3.875% 8/15/25	200,000	209,224
3.95% 10/15/20	100,000	105,235
4.00% 8/15/23	100,000	106,203
4.625% 5/15/44	300,000	316,387
5.00% 8/15/45	110,000	124,346
Genzyme 5.00% 6/15/20	100,000	108,093
Gilead Sciences
1.85% 9/4/18	115,000	115,291
1.95% 3/1/22	85,000	83,358
2.55% 9/1/20	500,000	507,435
2.95% 3/1/27	300,000	291,525
3.25% 9/1/22	125,000	129,347
3.50% 2/1/25	670,000	688,247
3.65% 3/1/26	300,000	308,833
4.15% 3/1/47	380,000	382,738
4.40% 12/1/21	200,000	215,884
4.50% 4/1/21	100,000	107,891
4.50% 2/1/45	80,000	83,128
4.60% 9/1/35	200,000	214,838
4.75% 3/1/46	250,000	275,114
4.80% 4/1/44	400,000	436,885
5.65% 12/1/41	250,000	303,689

		16,473,883

Building Products–0.06%
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,669

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
Fortune Brands Home & Security (continued)
4.00% 6/15/25	50,000	$52,024
Johnson Controls International
f3.625% 7/2/24	107,000	110,922
3.90% 2/14/26	75,000	78,667
4.25% 3/1/21	60,000	63,757
4.50% 2/15/47	145,000	154,760
f4.95% 7/2/64	94,000	101,147
5.00% 3/30/20	100,000	106,879
5.125% 9/14/45	75,000	86,581
Lennox International 3.00% 11/15/23	25,000	24,998
Masco
3.50% 4/1/21	210,000	216,714
3.50% 11/15/27	60,000	59,604
4.375% 4/1/26	160,000	171,472
4.50% 5/15/47	100,000	100,866
Owens Corning
4.20% 12/15/22	212,000	223,938
4.30% 7/15/47	100,000	96,600
7.00% 12/1/36	100,000	130,326

		1,829,924

Capital Markets–2.34%
Affiliated Managers Group 4.25% 2/15/24	100,000	104,762
Ameriprise Financial
2.875% 9/15/26	100,000	97,211
5.30% 3/15/20	200,000	216,346
7.30% 6/28/19	200,000	220,421
Apollo Investment 5.25% 3/3/25	50,000	50,016
Ares Capital
3.625% 1/19/22	150,000	151,891
3.875% 1/15/20	30,000	30,606
4.875% 11/30/18	100,000	103,533
Bank of New York Mellon
2.10% 8/1/18	500,000	502,565
2.10% 1/15/19	200,000	200,928
2.15% 2/24/20	150,000	150,921
2.20% 8/16/23	100,000	97,045
2.30% 9/11/19	500,000	505,083
2.45% 11/27/20	150,000	151,535
2.45% 8/17/26	250,000	238,595
2.60% 8/17/20	100,000	101,522
2.60% 2/7/22	300,000	302,289
•2.661% 5/16/23	150,000	150,578
3.00% 2/24/25	100,000	99,925
3.00% 10/30/28	55,000	53,304
3.25% 5/16/27	150,000	151,518
•3.442% 2/7/28	180,000	182,883
3.55% 9/23/21	200,000	209,009
3.95% 11/18/25	100,000	106,581
4.15% 2/1/21	100,000	106,344

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
5.45% 5/15/19	100,000	$106,569
BlackRock
3.20% 3/15/27	167,000	169,242
3.375% 6/1/22	150,000	156,595
5.00% 12/10/19	100,000	107,409
Brookfield Asset Management 4.00% 1/15/25	150,000	153,450
Brookfield Finance 4.00% 4/1/24	100,000	102,725
CBOE Holdings 3.65% 1/12/27	100,000	101,058
Charles Schwab
3.00% 3/10/25	100,000	100,112
3.20% 3/2/27	100,000	100,588
3.45% 2/13/26	70,000	71,803
4.45% 7/22/20	100,000	106,741
CME Group
3.00% 9/15/22	300,000	307,360
5.30% 9/15/43	100,000	124,520
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	605,113
3.45% 4/16/21	300,000	308,235
3.80% 9/15/22	400,000	416,081
3.80% 6/9/23	1,000,000	1,032,318
4.55% 4/17/26	350,000	372,478
4.875% 5/15/45	400,000	442,008
Credit Suisse New York
2.30% 5/28/19	250,000	251,715
3.625% 9/9/24	700,000	723,785
4.375% 8/5/20	200,000	212,370
5.30% 8/13/19	100,000	106,843
Deutsche Bank
2.85% 5/10/19	300,000	303,334
2.95% 8/20/20	150,000	151,001
3.125% 1/13/21	200,000	201,163
3.375% 5/12/21	300,000	304,121
3.70% 5/30/24	490,000	490,645
4.10% 1/13/26	200,000	203,202
Eaton Vance 3.50% 4/6/27	100,000	101,085
Export-Import Bank of Korea
1.75% 5/26/19	300,000	298,371
2.125% 1/25/20	200,000	199,144
2.375% 8/12/19	800,000	804,764
2.625% 5/26/26	300,000	289,602
2.75% 1/25/22	200,000	200,715
2.875% 1/21/25	500,000	493,369
3.25% 11/10/25	200,000	202,261
4.00% 1/29/21	100,000	105,059
5.00% 4/11/22	250,000	275,999
5.125% 6/29/20	100,000	107,744
Franklin Resources
2.85% 3/30/25	100,000	98,848
4.625% 5/20/20	100,000	106,999

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
FS Investment 4.00% 7/15/19	100,000	$101,059
Goldman Sachs Group
2.00% 4/25/19	50,000	50,000
2.30% 12/13/19	530,000	531,750
2.35% 11/15/21	225,000	222,201
2.55% 10/23/19	750,000	758,606
2.60% 12/27/20	750,000	754,444
2.625% 4/25/21	75,000	75,215
2.75% 9/15/20	625,000	632,999
2.875% 2/25/21	250,000	252,893
2.90% 7/19/18	500,000	505,807
•2.908% 6/5/23	150,000	149,873
3.00% 4/26/22	330,000	332,714
3.50% 11/16/26	500,000	497,939
3.625% 1/22/23	450,000	465,035
•3.691% 6/5/28	135,000	135,704
3.75% 5/22/25	750,000	769,263
3.85% 7/8/24	400,000	415,782
3.85% 1/26/27	300,000	305,525
4.75% 10/21/45	150,000	166,367
5.15% 5/22/45	360,000	400,799
5.25% 7/27/21	400,000	438,662
5.375% 3/15/20	200,000	215,990
5.75% 1/24/22	750,000	844,918
5.95% 1/15/27	700,000	818,575
6.00% 6/15/20	500,000	551,987
6.125% 2/15/33	250,000	313,385
6.25% 2/1/41	255,000	333,791
6.45% 5/1/36	600,000	754,789
6.75% 10/1/37	800,000	1,040,330
7.50% 2/15/19	825,000	895,223
Intercontinental Exchange
2.75% 12/1/20	85,000	86,669
3.75% 12/1/25	85,000	89,077
4.00% 10/15/23	200,000	210,688
Invesco Finance
3.75% 1/15/26	100,000	103,793
4.00% 1/30/24	500,000	530,825
Janus Capital Group 4.875% 8/1/25	150,000	161,476
Jefferies Group
4.85% 1/15/27	310,000	324,652
5.125% 1/20/23	150,000	163,542
6.25% 1/15/36	100,000	109,314
8.50% 7/15/19	200,000	223,966
Kreditanstalt fuer Wiederaufbau
1.00% 7/15/19	1,000,000	989,568
1.25% 9/30/19	1,000,000	992,265
1.375% 12/14/18	1,500,000	1,498,433
1.50% 6/15/21	700,000	689,483
1.625% 3/15/21	1,000,000	991,932
1.75% 3/31/20	2,000,000	2,002,222
1.875% 11/30/20	500,000	500,503

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Kreditanstalt fuer Wiederaufbau (continued)
2.00% 11/30/21	500,000	$500,607
2.00% 10/4/22	700,000	696,584
2.00% 5/2/25	1,200,000	1,173,269
2.125% 1/17/23	1,000,000	999,426
2.50% 11/20/24	1,000,000	1,014,394
2.625% 1/25/22	400,000	411,334
2.75% 9/8/20	2,500,000	2,575,277
4.00% 1/27/20	750,000	793,797
^4.188% 4/18/36	200,000	114,905
^4.297% 6/29/37	500,000	277,291
4.50% 7/16/18	800,000	825,323
4.875% 6/17/19	500,000	531,660
Landwirtschaftliche Rentenbank
1.375% 10/23/19	300,000	298,352
1.75% 4/15/19	1,125,000	1,129,490
Lazard Group
3.625% 3/1/27	100,000	98,974
3.75% 2/13/25	100,000	101,000
4.25% 11/14/20	106,000	111,919
Legg Mason
4.75% 3/15/26	150,000	158,773
5.625% 1/15/44	100,000	106,588
Moody’s
#144A 2.625% 1/15/23	100,000	99,550
2.75% 12/15/21	125,000	126,178
#144A 3.25% 1/15/28	65,000	64,143
4.50% 9/1/22	250,000	270,531
Morgan Stanley
2.45% 2/1/19	170,000	171,201
2.50% 1/24/19	250,000	252,025
2.50% 4/21/21	425,000	424,902
2.625% 11/17/21	400,000	399,656
2.65% 1/27/20	500,000	505,584
2.75% 5/19/22	415,000	415,192
3.125% 7/27/26	235,000	228,746
3.625% 1/20/27	350,000	352,940
3.70% 10/23/24	1,125,000	1,155,644
3.75% 2/25/23	500,000	520,302
3.875% 1/27/26	265,000	273,109
3.95% 4/23/27	300,000	303,317
4.00% 7/23/25	200,000	208,962
4.10% 5/22/23	1,050,000	1,097,587
4.30% 1/27/45	500,000	518,323
4.35% 9/8/26	300,000	312,481
4.375% 1/22/47	1,150,000	1,202,710
4.875% 11/1/22	250,000	271,756
5.00% 11/24/25	175,000	190,633
5.50% 1/26/20	200,000	215,867
5.50% 7/28/21	300,000	332,962
5.625% 9/23/19	350,000	376,208
5.75% 1/25/21	650,000	719,532

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley (continued)
6.25% 8/9/26	100,000	$119,927
6.375% 7/24/42	850,000	1,133,907
7.25% 4/1/32	100,000	136,813
7.30% 5/13/19	300,000	328,123
Nasdaq
3.85% 6/30/26	45,000	45,744
5.55% 1/15/20	100,000	108,146
Nomura Holdings
2.75% 3/19/19	350,000	353,649
6.70% 3/4/20	83,000	91,995
Northern Trust
3.45% 11/4/20	100,000	104,289
3.95% 10/30/25	250,000	264,952
6.50% 8/15/18	850,000	893,629
Oesterreichische Kontrollbank
1.375% 2/10/20	300,000	297,319
1.875% 1/20/21	900,000	898,272
Private Export Funding
1.875% 7/15/18	250,000	251,184
2.45% 7/15/24	250,000	251,113
4.30% 12/15/21	100,000	109,652
Prospect Capital 5.00% 7/15/19	200,000	204,432
Raymond James Financial
4.95% 7/15/46	50,000	54,477
8.60% 8/15/19	200,000	226,116
S&P Global
2.95% 1/22/27	150,000	144,693
6.55% 11/15/37	400,000	516,359
TD Ameritrade Holding
2.95% 4/1/22	250,000	255,987
3.30% 4/1/27	90,000	89,998
UBS 2.35% 3/26/20	700,000	704,432

		69,316,200

Chemicals–0.46%
Agrium
3.15% 10/1/22	100,000	102,139
4.125% 3/15/35	500,000	499,124
6.125% 1/15/41	245,000	298,308
6.75% 1/15/19	100,000	106,687
Air Products & Chemicals
3.35% 7/31/24	250,000	258,674
4.375% 8/21/19	50,000	52,603
Airgas 3.05% 8/1/20	100,000	102,518
Albemarle 5.45% 12/1/44	500,000	583,019
Celanese US Holdings
4.625% 11/15/22	90,000	97,060
5.875% 6/15/21	70,000	78,592
Dow Chemical 4.25% 11/15/20	700,000	743,817

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical (continued)
4.375% 11/15/42	400,000	$414,720
5.25% 11/15/41	100,000	116,295
7.375% 11/1/29	125,000	168,213
8.55% 5/15/19	355,000	397,787
9.40% 5/15/39	100,000	168,579
Eastman Chemical
3.60% 8/15/22	225,000	233,705
3.80% 3/15/25	100,000	103,075
4.65% 10/15/44	70,000	74,349
4.80% 9/1/42	250,000	269,356
Ecolab
2.00% 1/14/19	100,000	100,473
2.25% 1/12/20	200,000	201,419
2.70% 11/1/26	45,000	43,490
3.25% 1/14/23	100,000	103,285
4.35% 12/8/21	200,000	217,715
EI du Pont de Nemours & Co.
2.20% 5/1/20	100,000	100,584
3.625% 1/15/21	100,000	104,731
4.15% 2/15/43	100,000	102,220
4.25% 4/1/21	150,000	160,408
5.75% 3/15/19	100,000	106,312
6.00% 7/15/18	400,000	417,902
6.50% 1/15/28	150,000	187,263
FMC
3.95% 2/1/22	100,000	103,822
4.10% 2/1/24	100,000	103,656
HB Fuller 4.00% 2/15/27	100,000	102,314
International Flavors & Fragrances
3.20% 5/1/23	50,000	50,843
4.375% 6/1/47	55,000	56,228
Lubrizol 8.875% 2/1/19	150,000	165,645
LYB International Finance 4.00% 7/15/23	200,000	212,180
LYB International Finance II 3.50% 3/2/27	159,000	157,051
LyondellBasell Industries
5.00% 4/15/19	300,000	313,748
6.00% 11/15/21	350,000	395,758
Methanex 5.65% 12/1/44	200,000	189,804
Monsanto
2.125% 7/15/19	400,000	401,009
4.70% 7/15/64	250,000	252,986
Mosaic
4.25% 11/15/23	125,000	131,706
5.45% 11/15/33	104,000	110,017
5.625% 11/15/43	200,000	204,891
NewMarket 4.10% 12/15/22	50,000	51,774
Potash of Saskatchewan 3.00% 4/1/25	300,000	290,341

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Potash of Saskatchewan (continued)
4.00% 12/15/26	200,000	$206,618
4.875% 3/30/20	10,000	10,609
6.50% 5/15/19	145,000	156,093
PPG Industries
2.30% 11/15/19	100,000	100,746
3.60% 11/15/20	100,000	104,302
Praxair
1.25% 11/7/18	100,000	99,750
2.20% 8/15/22	100,000	99,018
2.25% 9/24/20	250,000	252,525
2.70% 2/21/23	100,000	100,400
4.05% 3/15/21	100,000	106,533
4.50% 8/15/19	100,000	105,483
Rohm & Haas 7.85% 7/15/29	150,000	207,189
RPM International
3.75% 3/15/27	100,000	101,821
5.25% 6/1/45	100,000	112,650
6.125% 10/15/19	100,000	108,557
Sherwin-Williams
2.25% 5/15/20	250,000	250,732
2.75% 6/1/22	250,000	250,135
3.125% 6/1/24	100,000	100,658
3.45% 6/1/27	145,000	146,256
#144A 3.95% 1/15/26	250,000	258,432
4.50% 6/1/47	88,000	92,591
#144A 7.25% 6/15/19	50,000	54,824
Syngenta Finance 3.125% 3/28/22	100,000	98,822
Westlake Chemical
3.60% 8/15/26	150,000	149,162
4.625% 2/15/21	150,000	156,000
5.00% 8/15/46	100,000	106,040

		13,544,141

Commercial Services & Supplies–0.08%
Cintas No. 2
2.90% 4/1/22	100,000	101,673
3.70% 4/1/27	100,000	103,330
Pitney Bowes 4.625% 3/15/24	200,000	205,329
Republic Services
2.90% 7/1/26	110,000	108,058
3.20% 3/15/25	250,000	252,382
4.75% 5/15/23	100,000	110,066
5.25% 11/15/21	100,000	111,309
5.50% 9/15/19	299,000	321,174
Waste Management
2.40% 5/15/23	100,000	98,816
3.125% 3/1/25	100,000	101,678
3.50% 5/15/24	250,000	260,795
3.90% 3/1/35	550,000	569,566
4.10% 3/1/45	55,000	57,878

		2,402,054

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment–0.19%
Cisco Systems
1.60% 2/28/19	275,000	$275,049
1.85% 9/20/21	600,000	592,961
2.20% 2/28/21	150,000	150,889
2.45% 6/15/20	100,000	101,648
2.50% 9/20/26	300,000	288,026
2.60% 2/28/23	150,000	150,780
2.90% 3/4/21	615,000	632,835
2.95% 2/28/26	150,000	150,209
3.00% 6/15/22	60,000	61,723
3.50% 6/15/25	45,000	46,952
3.625% 3/4/24	100,000	105,865
4.45% 1/15/20	300,000	319,718
4.95% 2/15/19	450,000	473,558
5.50% 1/15/40	200,000	249,938
5.90% 2/15/39	300,000	390,873
Harris
2.70% 4/27/20	30,000	30,330
3.832% 4/27/25	450,000	465,179
4.854% 4/27/35	70,000	76,876
5.054% 4/27/45	70,000	78,869
Juniper Networks
3.125% 2/26/19	50,000	50,867
4.60% 3/15/21	100,000	106,520
5.95% 3/15/41	100,000	112,353
Motorola Solutions
3.50% 3/1/23	100,000	100,570
4.00% 9/1/24	250,000	251,724
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	250,000	254,984

		5,519,296

Construction & Engineering–0.02%
ABB Finance USA
2.875% 5/8/22	250,000	255,857
4.375% 5/8/42	187,000	204,029
Fluor 3.50% 12/15/24	100,000	103,896

		563,782

Construction Materials–0.01%
Martin Marietta Materials
3.45% 6/1/27	43,000	42,865
4.25% 7/2/24	55,000	57,804
Vulcan Materials
3.90% 4/1/27	45,000	46,337
7.50% 6/15/21	250,000	295,298

		442,304

Consumer Finance–0.40%
American Express
2.65% 12/2/22	115,000	115,277
4.05% 12/3/42	135,000	138,776
8.125% 5/20/19	100,000	111,170

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express Credit
1.70% 10/30/19	115,000	$114,419
1.80% 7/31/18	150,000	150,057
1.875% 11/5/18	265,000	265,461
1.875% 5/3/19	200,000	200,038
2.125% 7/27/18	500,000	502,060
2.20% 3/3/20	100,000	100,513
2.25% 8/15/19	200,000	201,785
2.25% 5/5/21	700,000	699,301
2.60% 9/14/20	200,000	203,011
2.70% 3/3/22	100,000	100,986
3.30% 5/3/27	230,000	230,097
Capital One
2.35% 1/31/20	350,000	350,324
2.40% 9/5/19	300,000	301,221
Capital One Bank USA
2.15% 11/21/18	400,000	400,665
2.25% 2/13/19	500,000	501,527
Capital One Financial
2.45% 4/24/19	350,000	352,019
3.20% 2/5/25	150,000	147,074
3.50% 6/15/23	600,000	612,861
3.75% 3/9/27	250,000	249,595
4.20% 10/29/25	200,000	202,017
4.75% 7/15/21	100,000	107,991
Discover Bank
2.60% 11/13/18	455,000	459,023
4.20% 8/8/23	250,000	263,292
Discover Financial Services
3.75% 3/4/25	100,000	98,970
3.95% 11/6/24	100,000	101,705
4.10% 2/9/27	115,000	115,421
5.20% 4/27/22	100,000	108,971
Synchrony Financial
2.60% 1/15/19	150,000	150,854
2.70% 2/3/20	500,000	502,837
3.70% 8/4/26	200,000	193,377
4.25% 8/15/24	150,000	153,438
4.50% 7/23/25	100,000	103,003
Toyota Motor Credit
1.40% 5/20/19	200,000	198,845
1.55% 10/18/19	150,000	149,391
1.70% 1/9/19	150,000	150,107
1.70% 2/19/19	150,000	150,214
1.90% 4/8/21	150,000	148,547
1.95% 4/17/20	150,000	150,014
2.10% 1/17/19	350,000	352,230
2.125% 7/18/19	200,000	201,448
2.25% 10/18/23	150,000	146,891
2.60% 1/11/22	150,000	151,678
2.75% 5/17/21	250,000	254,967

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Toyota Motor Credit (continued)
2.90% 4/17/24	150,000	$151,263
3.20% 1/11/27	100,000	101,498
3.30% 1/12/22	400,000	414,854
3.40% 9/15/21	600,000	627,375

		11,958,458

Containers & Packaging–0.08%
Bemis
4.50% 10/15/21	300,000	320,194
6.80% 8/1/19	10,000	10,957
International Paper
3.00% 2/15/27	150,000	144,659
4.75% 2/15/22	200,000	218,139
4.80% 6/15/44	200,000	214,302
5.00% 9/15/35	100,000	109,693
5.15% 5/15/46	200,000	223,768
6.00% 11/15/41	135,000	165,198
7.30% 11/15/39	100,000	135,659
7.50% 8/15/21	80,000	94,902
Packaging Corporation of America
3.90% 6/15/22	50,000	52,521
4.50% 11/1/23	150,000	161,160
Sonoco Products 5.75% 11/1/40	100,000	119,965
WestRock MWV 8.20% 1/15/30	150,000	211,629
WestRock RKT 4.90% 3/1/22	200,000	218,193

		2,400,939

Diversified Consumer Services–0.06%
Block Financial 4.125% 10/1/20	250,000	258,215
Board of Trustees of The Leland Stanford Junior University
3.647% 5/1/48	70,000	73,259
4.75% 5/1/19	250,000	264,183
California Institute of Technology 4.321% 8/1/45	60,000	65,676
George Washington University 4.30% 9/15/44	100,000	106,429
Massachusetts Institute of Technology
3.885% 7/1/16	55,000	50,428
5.60% 7/1/11	200,000	262,149
President & Fellows of Harvard College
3.15% 7/15/46	100,000	95,837
3.30% 7/15/56	100,000	95,955
Princeton University
4.95% 3/1/19	100,000	105,397
5.70% 3/1/39	50,000	68,032
University of Southern California
3.028% 10/1/39	200,000	187,868
3.841% 10/1/47	55,000	57,286

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
William Marsh Rice University 3.574% 5/15/45	100,000	$102,890

		1,793,604

Diversified Financial Services–0.39%
AerCap Ireland Capital
3.50% 5/26/22	150,000	154,106
3.75% 5/15/19	475,000	488,106
3.95% 2/1/22	600,000	625,349
4.50% 5/15/21	450,000	477,867
4.625% 10/30/20	500,000	531,795
Berkshire Hathaway
1.15% 8/15/18	105,000	104,640
2.10% 8/14/19	200,000	201,589
2.20% 3/15/21	145,000	146,189
3.00% 2/11/23	100,000	102,541
3.125% 3/15/26	515,000	521,371
3.40% 1/31/22	300,000	316,201
3.75% 8/15/21	300,000	319,561
4.50% 2/11/43	250,000	275,362
Berkshire Hathaway Finance
1.30% 8/15/19	140,000	139,027
1.70% 3/15/19	240,000	240,630
3.00% 5/15/22	100,000	103,232
4.25% 1/15/21	100,000	107,708
4.30% 5/15/43	100,000	106,698
4.40% 5/15/42	100,000	109,163
5.75% 1/15/40	100,000	128,315
GE Capital International Funding Unlimited
2.342% 11/15/20	1,100,000	1,109,329
4.418% 11/15/35	1,354,000	1,476,507
Leucadia National 5.50% 10/18/23	200,000	214,288
Mitsubishi UFJ Financial Group
2.527% 9/13/23	200,000	196,088
2.95% 3/1/21	400,000	406,698
2.998% 2/22/22	350,000	355,428
3.677% 2/22/27	350,000	361,677
3.85% 3/1/26	400,000	418,221
National Rural Utilities Cooperative Finance
1.50% 11/1/19	115,000	113,729
1.65% 2/8/19	15,000	14,969
2.30% 11/1/20	100,000	100,163
2.35% 6/15/20	300,000	302,095
2.40% 4/25/22	50,000	50,267
2.70% 2/15/23	50,000	50,097
2.95% 2/7/24	60,000	60,620
3.05% 4/25/27	100,000	99,878
3.25% 11/1/25	100,000	101,437
4.023% 11/1/32	100,000	106,283
•4.75% 4/30/43	100,000	102,386
8.00% 3/1/32	150,000	220,113
10.375% 11/1/18	100,000	111,233

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Voya Financial
3.65% 6/15/26	100,000	$100,380
4.80% 6/15/46	60,000	62,744
5.70% 7/15/43	100,000	116,792

		11,450,872

Diversified Telecommunication Services–1.10%
AT&T
2.375% 11/27/18	600,000	604,356
2.45% 6/30/20	550,000	553,210
2.625% 12/1/22	500,000	490,659
2.80% 2/17/21	250,000	252,863
3.00% 2/15/22	400,000	402,212
3.00% 6/30/22	640,000	641,068
3.20% 3/1/22	100,000	101,327
3.40% 5/15/25	550,000	541,623
3.60% 2/17/23	250,000	256,180
3.80% 3/15/22	200,000	207,229
3.80% 3/1/24	150,000	153,611
3.875% 8/15/21	30,000	31,348
3.95% 1/15/25	225,000	229,677
4.125% 2/17/26	550,000	564,892
4.25% 3/1/27	500,000	517,977
4.35% 6/15/45	532,000	495,687
4.45% 5/15/21	100,000	106,346
4.45% 4/1/24	300,000	316,254
4.50% 5/15/35	220,000	217,092
4.50% 3/9/48	693,000	651,033
4.60% 2/15/21	300,000	320,209
4.75% 5/15/46	665,000	654,634
4.80% 6/15/44	987,000	981,831
5.00% 3/1/21	200,000	216,432
5.15% 3/15/42	150,000	153,717
5.20% 3/15/20	565,000	607,495
5.25% 3/1/37	150,000	160,297
5.35% 9/1/40	338,000	359,109
5.45% 3/1/47	300,000	324,176
5.55% 8/15/41	40,000	43,613
5.70% 3/1/57	150,000	164,707
5.80% 2/15/19	150,000	159,182
5.875% 10/1/19	40,000	43,312
6.00% 8/15/40	200,000	226,567
6.30% 1/15/38	200,000	235,843
6.35% 3/15/40	50,000	58,930
6.50% 9/1/37	150,000	180,361
6.55% 2/15/39	550,000	669,093
8.25% 11/15/31	360,000	501,213
British Telecommunications
2.35% 2/14/19	300,000	301,777
9.125% 12/15/30	350,000	533,354
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	269,558

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance (continued)
8.75% 6/15/30	460,000	$683,712
Koninklijke KPN 8.375% 10/1/30	100,000	137,615
Orange
1.625% 11/3/19	150,000	148,776
4.125% 9/14/21	100,000	106,419
5.375% 1/13/42	100,000	117,381
9.00% 3/1/31	800,000	1,212,782
Qwest
6.75% 12/1/21	250,000	276,816
6.875% 9/15/33	213,000	210,123
Telefonica Emisiones
5.134% 4/27/20	690,000	744,654
5.213% 3/8/47	300,000	325,184
5.462% 2/16/21	140,000	154,117
5.877% 7/15/19	100,000	107,494
7.045% 6/20/36	175,000	230,556
Telefonica Europe 8.25% 9/15/30	200,000	281,194
Telefonos de Mexico 5.50% 11/15/19	100,000	107,325
TELUS
2.80% 2/16/27	100,000	94,446
3.70% 9/15/27	100,000	101,375
Verizon Communications
1.75% 8/15/21	150,000	145,230
2.625% 8/15/26	230,000	211,975
#144A 2.946% 3/15/22	99,000	99,797
3.125% 3/16/22	150,000	152,379
3.45% 3/15/21	800,000	828,410
3.50% 11/1/24	900,000	909,738
3.65% 9/14/18	1,150,000	1,175,828
3.85% 11/1/42	650,000	568,916
4.125% 3/16/27	200,000	206,968
4.125% 8/15/46	35,000	31,275
4.272% 1/15/36	904,000	875,251
4.40% 11/1/34	600,000	596,301
4.50% 9/15/20	686,000	733,361
4.522% 9/15/48	1,324,000	1,257,719
4.60% 4/1/21	250,000	268,339
4.672% 3/15/55	1,182,000	1,111,300
#144A 5.012% 4/15/49	1,293,000	1,311,015
5.012% 8/21/54	500,000	495,762
5.05% 3/15/34	800,000	849,322
5.15% 9/15/23	950,000	1,056,658
5.25% 3/16/37	100,000	107,836
5.50% 3/16/47	150,000	164,600

		32,698,003

Electric Utilities–1.16%
Alabama Power
2.45% 3/30/22	100,000	100,408

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Alabama Power (continued)
3.75% 3/1/45	150,000	$148,580
4.30% 1/2/46	150,000	159,514
6.125% 5/15/38	100,000	126,461
American Electric Power 2.95% 12/15/22	125,000	127,417
Appalachian Power 4.60% 3/30/21	150,000	161,205
Arizona Public Service
3.15% 5/15/25	100,000	100,669
4.35% 11/15/45	100,000	108,121
4.50% 4/1/42	100,000	109,471
5.05% 9/1/41	100,000	115,887
Baltimore Gas & Electric
3.35% 7/1/23	100,000	103,004
3.50% 8/15/46	200,000	191,193
6.35% 10/1/36	100,000	130,894
Berkshire Hathaway Energy
3.75% 11/15/23	400,000	421,334
5.15% 11/15/43	200,000	235,902
5.95% 5/15/37	125,000	158,617
6.125% 4/1/36	250,000	322,149
6.50% 9/15/37	100,000	134,697
Cleco Corporate Holdings
3.743% 5/1/26	100,000	100,475
4.973% 5/1/46	70,000	74,803
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	120,147
Commonwealth Edison
2.55% 6/15/26	100,000	96,335
3.40% 9/1/21	100,000	104,135
3.65% 6/15/46	100,000	97,446
4.00% 8/1/20	300,000	315,799
6.45% 1/15/38	100,000	134,866
Connecticut Light & Power 4.15% 6/1/45	75,000	79,540
Delmarva Power & Light
3.50% 11/15/23	150,000	156,847
4.15% 5/15/45	50,000	53,011
Duke Energy
1.80% 9/1/21	150,000	146,572
2.65% 9/1/26	165,000	157,021
3.75% 9/1/46	190,000	181,279
4.80% 12/15/45	100,000	110,985
5.05% 9/15/19	100,000	106,489
Duke Energy Carolinas
2.95% 12/1/26	350,000	348,772
3.90% 6/15/21	100,000	106,221
4.00% 9/30/42	150,000	155,125
4.30% 6/15/20	100,000	106,693
5.30% 2/15/40	100,000	123,179
6.10% 6/1/37	170,000	220,060
7.00% 11/15/18	100,000	107,123

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Duke Energy Florida
3.20% 1/15/27	150,000	$152,101
3.85% 11/15/42	100,000	100,424
6.40% 6/15/38	300,000	410,676
Duke Energy Florida Project Finance 2.538% 9/1/29	100,000	97,244
Duke Energy Indiana
3.75% 5/15/46	150,000	148,240
6.12% 10/15/35	100,000	124,249
6.45% 4/1/39	130,000	177,655
Duke Energy Ohio
3.70% 6/15/46	68,000	66,834
3.80% 9/1/23	500,000	531,679
5.45% 4/1/19	50,000	53,076
Duke Energy Progress
4.10% 3/15/43	100,000	104,077
5.30% 1/15/19	100,000	105,557
6.30% 4/1/38	250,000	334,147
Edison International 2.95% 3/15/23	250,000	252,770
El Paso Electric 5.00% 12/1/44	150,000	162,239
Emera U.S. Finance
2.15% 6/15/19	65,000	64,970
2.70% 6/15/21	100,000	100,244
4.75% 6/15/46	105,000	111,251
Emera US Finance 3.55% 6/15/26	100,000	100,418
Enel Americas 4.00% 10/25/26	35,000	35,429
Entergy
2.95% 9/1/26	90,000	86,351
5.125% 9/15/20	100,000	107,841
Entergy Arkansas
3.50% 4/1/26	60,000	62,012
3.70% 6/1/24	200,000	209,664
Entergy Louisiana
2.40% 10/1/26	100,000	94,374
3.25% 4/1/28	150,000	149,976
4.05% 9/1/23	150,000	160,695
4.95% 1/15/45	110,000	113,553
Entergy Mississippi 2.85% 6/1/28	50,000	48,529
Entergy Texas 7.125% 2/1/19	200,000	215,159
Eversource Energy
3.15% 1/15/25	100,000	100,453
4.50% 11/15/19	110,000	116,087
Exelon
2.45% 4/15/21	65,000	64,879
2.85% 6/15/20	150,000	152,494
3.40% 4/15/26	100,000	99,851
3.497% 6/1/22	200,000	204,554
4.45% 4/15/46	100,000	103,773
4.95% 6/15/35	105,000	115,294
5.10% 6/15/45	105,000	118,112
5.15% 12/1/20	200,000	215,871

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Exelon Generation
4.25% 6/15/22	250,000	$263,329
5.60% 6/15/42	292,000	294,196
6.25% 10/1/39	100,000	109,454
FirstEnergy
2.85% 7/15/22	60,000	60,013
3.90% 7/15/27	125,000	125,653
4.25% 3/15/23	130,000	136,908
4.85% 7/15/47	55,000	56,018
7.375% 11/15/31	230,000	303,328
Florida Power & Light
3.125% 12/1/25	250,000	255,225
3.80% 12/15/42	100,000	102,002
4.05% 6/1/42	150,000	158,247
5.69% 3/1/40	50,000	64,778
5.95% 2/1/38	200,000	261,368
5.96% 4/1/39	100,000	130,820
Fortis
#144A 2.10% 10/4/21	125,000	122,554
#144A 3.055% 10/4/26	200,000	193,383
Georgia Power
1.95% 12/1/18	100,000	100,139
2.40% 4/1/21	50,000	50,133
3.25% 4/1/26	50,000	49,931
4.25% 12/1/19	80,000	83,832
4.30% 3/15/42	200,000	205,573
4.30% 3/15/43	100,000	103,189
4.75% 9/1/40	100,000	108,296
5.95% 2/1/39	100,000	123,257
Great Plains Energy
2.50% 3/9/20	125,000	126,248
3.15% 4/1/22	150,000	151,749
3.90% 4/1/27	200,000	202,724
4.85% 6/1/21	50,000	53,329
4.85% 4/1/47	88,000	90,909
Hydro-Quebec
8.05% 7/7/24	250,000	328,324
8.50% 12/1/29	115,000	169,681
Iberdrola International 6.75% 7/15/36	100,000	130,538
Indiana Michigan Power
3.75% 7/1/47	100,000	97,556
7.00% 3/15/19	100,000	107,953
Interstate Power & Light 6.25% 7/15/39	130,000	169,014
ITC Holdings
3.25% 6/30/26	90,000	88,703
3.65% 6/15/24	75,000	76,455
Jersey Central Power & Light 7.35% 2/1/19	100,000	107,746
Kansas City Power & Light
3.65% 8/15/25	250,000	254,145
4.20% 6/15/47	100,000	102,273

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Kentucky Utilities
3.25% 11/1/20	100,000	$103,195
5.125% 11/1/40	100,000	120,127
MidAmerican Energy
2.40% 3/15/19	250,000	252,667
3.10% 5/1/27	100,000	100,807
3.50% 10/15/24	100,000	104,367
3.95% 8/1/47	100,000	103,106
4.40% 10/15/44	100,000	109,372
4.80% 9/15/43	250,000	286,310
5.75% 11/1/35	25,000	31,234
Nevada Power
6.50% 8/1/18	50,000	52,565
6.75% 7/1/37	100,000	135,239
7.125% 3/15/19	100,000	108,816
NextEra Energy Capital Holdings
1.649% 9/1/18	45,000	44,877
2.30% 4/1/19	35,000	35,176
2.40% 9/15/19	500,000	503,676
4.50% 6/1/21	100,000	107,270
6.00% 3/1/19	200,000	212,803
Northern States Power
2.20% 8/15/20	100,000	100,300
2.60% 5/15/23	100,000	100,441
3.60% 5/15/46	50,000	48,580
4.00% 8/15/45	100,000	103,982
5.35% 11/1/39	40,000	49,089
6.20% 7/1/37	100,000	133,001
Ohio Edison 6.875% 7/15/36	100,000	134,258
Oklahoma Gas & Electric 4.15% 4/1/47	50,000	52,291
Oncor Electric Delivery
2.95% 4/1/25	100,000	100,004
3.75% 4/1/45	100,000	98,175
4.10% 6/1/22	100,000	106,578
4.55% 12/1/41	150,000	164,163
5.30% 6/1/42	200,000	242,256
6.80% 9/1/18	100,000	105,641
7.00% 9/1/22	100,000	120,514
7.00% 5/1/32	50,000	69,030
Pacific Gas & Electric
2.95% 3/1/26	100,000	99,420
3.25% 6/15/23	250,000	258,080
3.40% 8/15/24	150,000	154,834
3.50% 6/15/25	350,000	362,232
4.00% 12/1/46	100,000	103,183
4.30% 3/15/45	210,000	225,488
5.125% 11/15/43	200,000	238,133
6.05% 3/1/34	500,000	646,287
6.25% 3/1/39	300,000	398,252
8.25% 10/15/18	200,000	216,148
PacifiCorp
2.95% 6/1/23	100,000	102,055

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
PacifiCorp (continued)
4.10% 2/1/42	100,000	$103,953
5.75% 4/1/37	100,000	126,796
6.00% 1/15/39	100,000	130,109
6.35% 7/15/38	25,000	33,520
7.70% 11/15/31	100,000	145,842
PECO Energy
3.15% 10/15/25	500,000	507,313
5.95% 10/1/36	100,000	126,635
Portland General Electric 6.10% 4/15/19	100,000	107,438
Potomac Electric Power 4.15% 3/15/43	100,000	105,928
PPL Capital Funding
3.40% 6/1/23	200,000	205,804
3.50% 12/1/22	100,000	103,457
3.95% 3/15/24	200,000	210,757
4.20% 6/15/22	150,000	159,005
PPL Electric Utilities
3.00% 9/15/21	100,000	102,647
4.125% 6/15/44	100,000	104,499
4.15% 10/1/45	250,000	266,205
6.25% 5/15/39	30,000	40,056
Progress Energy
6.00% 12/1/39	50,000	63,124
7.05% 3/15/19	100,000	108,295
7.75% 3/1/31	150,000	211,462
Public Service Co of Colorado
3.20% 11/15/20	100,000	103,160
3.80% 6/15/47	200,000	201,862
5.125% 6/1/19	135,000	143,096
6.25% 9/1/37	100,000	132,701
Sierra Pacific Power 2.60% 5/1/26	400,000	386,565
Southern
1.55% 7/1/18	95,000	94,773
1.85% 7/1/19	105,000	104,644
2.15% 9/1/19	300,000	300,286
2.35% 7/1/21	250,000	248,413
2.45% 9/1/18	90,000	90,618
2.75% 6/15/20	100,000	101,233
2.95% 7/1/23	75,000	74,621
3.25% 7/1/26	250,000	245,037
4.25% 7/1/36	85,000	86,804
4.40% 7/1/46	250,000	255,580
Southern California Edison
3.50% 10/1/23	150,000	156,779
3.875% 6/1/21	70,000	74,064
3.90% 3/15/43	100,000	102,037
4.05% 3/15/42	300,000	314,586
4.50% 9/1/40	100,000	111,130
4.65% 10/1/43	100,000	114,292
5.95% 2/1/38	25,000	32,325

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern California Edison (continued)
6.00% 1/15/34	200,000	$255,974
6.05% 3/15/39	170,000	224,509
6.65% 4/1/29	100,000	128,693
Southern Power
1.95% 12/15/19	100,000	99,686
2.375% 6/1/20	100,000	100,288
2.50% 12/15/21	100,000	99,193
4.15% 12/1/25	200,000	209,221
4.95% 12/15/46	100,000	103,666
5.25% 7/15/43	120,000	128,169
Southwestern Electric Power
2.75% 10/1/26	150,000	144,057
3.90% 4/1/45	300,000	295,480
6.20% 3/15/40	200,000	257,818
Tampa Electric
4.10% 6/15/42	100,000	99,125
4.35% 5/15/44	50,000	51,400
Westar Energy
2.55% 7/1/26	50,000	48,287
4.10% 4/1/43	300,000	311,700
4.25% 12/1/45	50,000	52,737
Xcel Energy
2.40% 3/15/21	100,000	100,262
2.60% 3/15/22	100,000	100,654
3.30% 6/1/25	100,000	101,052
3.35% 12/1/26	100,000	101,118
4.70% 5/15/20	100,000	105,920
6.50% 7/1/36	100,000	131,929

		34,282,632

Electrical Equipment–0.04%
Eaton
2.75% 11/2/22	250,000	251,672
4.15% 11/2/42	150,000	154,031
6.95% 3/20/19	50,000	54,067
Emerson Electric
2.625% 12/1/21	100,000	101,956
3.15% 6/1/25	150,000	154,053
4.25% 11/15/20	50,000	53,711
5.25% 10/15/18	225,000	234,970
5.25% 11/15/39	50,000	58,796
Hubbell 3.35% 3/1/26	150,000	150,351

		1,213,607

Electronic Equipment, Instruments & Components–0.08%
Amphenol
2.20% 4/1/20	50,000	50,165
2.55% 1/30/19	150,000	151,435
3.20% 4/1/24	100,000	101,168
Arrow Electronics
3.50% 4/1/22	100,000	102,266

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics (continued)
3.875% 1/12/28	200,000	$198,760
Avnet
3.75% 12/1/21	50,000	50,858
4.625% 4/15/26	50,000	51,772
4.875% 12/1/22	100,000	106,058
Corning
2.90% 5/15/22	150,000	152,124
4.25% 8/15/20	65,000	68,564
4.75% 3/15/42	250,000	263,152
5.75% 8/15/40	25,000	29,203
Flex 4.75% 6/15/25	125,000	132,987
FLIR Systems 3.125% 6/15/21	50,000	50,444
Keysight Technologies
4.55% 10/30/24	250,000	262,820
4.60% 4/6/27	60,000	63,150
Tech Data
3.70% 2/15/22	100,000	102,147
4.95% 2/15/27	100,000	106,207
Trimble 4.75% 12/1/24	100,000	106,944
Tyco Electronics Group
2.375% 12/17/18	60,000	60,403
3.50% 2/3/22	150,000	155,405
3.70% 2/15/26	100,000	103,361

		2,469,393

Energy Equipment & Services–0.11%
Baker Hughes a GE
5.125% 9/15/40	200,000	229,318
6.875% 1/15/29	100,000	124,909
Halliburton
2.00% 8/1/18	250,000	250,267
3.25% 11/15/21	200,000	205,236
3.80% 11/15/25	290,000	297,716
4.75% 8/1/43	200,000	205,325
4.85% 11/15/35	100,000	107,235
5.00% 11/15/45	283,000	302,266
7.45% 9/15/39	200,000	272,718
Nabors Industries
4.625% 9/15/21	150,000	143,220
5.10% 9/15/23	200,000	189,000
#144A 5.50% 1/15/23	25,000	23,781
9.25% 1/15/19	150,000	163,500
National Oilwell Varco
2.60% 12/1/22	200,000	193,621
3.95% 12/1/42	150,000	124,676
Oceaneering International 4.65% 11/15/24	100,000	98,772
Schlumberger Investment 3.65% 12/1/23	204,000	214,608
#TechnipFMC 144A 3.45% 10/1/22	100,000	99,744

		3,245,912

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts–0.76%
Alexandria Real Estate Equities
3.95% 1/15/27	25,000	$25,512
3.95% 1/15/28	100,000	101,902
4.30% 1/15/26	250,000	262,292
4.50% 7/30/29	110,000	116,869
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	102,671
4.125% 7/1/24	100,000	104,664
American Tower
2.25% 1/15/22	200,000	195,222
2.80% 6/1/20	100,000	101,427
3.125% 1/15/27	200,000	192,356
3.375% 10/15/26	200,000	196,064
3.45% 9/15/21	250,000	258,061
3.50% 1/31/23	250,000	256,719
4.00% 6/1/25	100,000	103,751
4.70% 3/15/22	225,000	243,875
5.00% 2/15/24	100,000	110,650
5.05% 9/1/20	100,000	107,795
5.90% 11/1/21	65,000	73,303
AvalonBay Communities
2.90% 10/15/26	50,000	48,420
3.45% 6/1/25	100,000	101,776
3.50% 11/15/24	200,000	205,226
3.50% 11/15/25	50,000	50,964
3.625% 10/1/20	200,000	207,386
3.90% 10/15/46	50,000	48,325
4.15% 7/1/47	50,000	50,664
Boston Properties
2.75% 10/1/26	300,000	283,822
3.65% 2/1/26	100,000	101,375
3.70% 11/15/18	100,000	102,109
3.85% 2/1/23	125,000	131,667
4.125% 5/15/21	250,000	263,855
5.625% 11/15/20	150,000	164,814
5.875% 10/15/19	100,000	107,273
Brixmor Operating Partnership
3.25% 9/15/23	150,000	146,817
3.85% 2/1/25	70,000	69,193
3.875% 8/15/22	95,000	97,247
3.90% 3/15/27	100,000	97,733
4.125% 6/15/26	50,000	49,802
CBL & Associates
5.25% 12/1/23	67,000	65,444
5.95% 12/15/26	85,000	84,319
CC Holdings GS V 3.849% 4/15/23	150,000	157,896
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	97,063
Corporate Office Properties 3.70% 6/15/21	350,000	358,843

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International
3.40% 2/15/21	140,000	$143,878
3.70% 6/15/26	365,000	368,806
4.00% 3/1/27	40,000	41,252
4.45% 2/15/26	365,000	388,369
4.75% 5/15/47	25,000	25,542
CubeSmart
3.125% 9/1/26	50,000	47,605
4.375% 12/15/23	65,000	68,740
DDR
3.50% 1/15/21	150,000	151,998
4.25% 2/1/26	100,000	98,217
4.70% 6/1/27	100,000	100,256
Digital Realty Trust
3.40% 10/1/20	100,000	102,638
3.95% 7/1/22	150,000	157,407
4.75% 10/1/25	100,000	107,737
5.25% 3/15/21	100,000	108,390
Duke Realty
3.75% 12/1/24	250,000	257,153
4.375% 6/15/22	100,000	106,680
EPR Properties
4.50% 6/1/27	100,000	100,795
4.75% 12/15/26	100,000	102,946
5.75% 8/15/22	100,000	110,581
ERP Operating
2.375% 7/1/19	150,000	150,952
2.85% 11/1/26	140,000	134,890
3.375% 6/1/25	100,000	100,789
4.50% 7/1/44	150,000	160,519
4.50% 6/1/45	50,000	53,296
4.625% 12/15/21	90,000	97,343
4.75% 7/15/20	100,000	106,680
Essex Portfolio
3.25% 5/1/23	100,000	100,353
3.375% 4/15/26	50,000	49,129
3.625% 5/1/27	200,000	199,916
Federal Realty Investment Trust
3.25% 7/15/27	100,000	98,198
4.50% 12/1/44	100,000	104,440
Government Properties Income Trust 3.75% 8/15/19	100,000	100,827
HCP
2.625% 2/1/20	200,000	201,580
3.75% 2/1/19	100,000	102,132
3.875% 8/15/24	200,000	204,202
4.00% 12/1/22	150,000	157,080
4.00% 6/1/25	250,000	256,508
4.25% 11/15/23	186,000	195,287
5.375% 2/1/21	200,000	218,443
Healthcare Realty Trust 5.75% 1/15/21	200,000	219,223

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings
2.95% 7/1/22	50,000	$50,073
3.375% 7/15/21	100,000	102,093
3.50% 8/1/26	35,000	34,291
3.75% 7/1/27	50,000	49,525
Highwoods Realty
3.20% 6/15/21	200,000	202,202
3.875% 3/1/27	60,000	60,080
Hospitality Properties Trust
4.25% 2/15/21	50,000	52,178
4.50% 6/15/23	100,000	104,927
4.95% 2/15/27	70,000	73,231
5.00% 8/15/22	300,000	321,905
5.25% 2/15/26	50,000	53,193
Host Hotels & Resorts
4.75% 3/1/23	150,000	160,690
5.25% 3/15/22	400,000	435,422
Kilroy Realty
4.25% 8/15/29	150,000	153,687
4.80% 7/15/18	100,000	102,258
Kimco Realty
2.70% 3/1/24	100,000	95,586
2.80% 10/1/26	100,000	92,448
3.20% 5/1/21	150,000	152,432
3.40% 11/1/22	50,000	51,030
3.80% 4/1/27	100,000	100,221
4.125% 12/1/46	100,000	93,703
6.875% 10/1/19	150,000	165,253
Kite Realty Group 4.00% 10/1/26	50,000	47,451
Liberty Property
4.125% 6/15/22	50,000	52,490
4.40% 2/15/24	100,000	105,923
LifeStorage 3.50% 7/1/26	100,000	95,885
Mid-America Apartments
3.75% 6/15/24	100,000	102,650
4.00% 11/15/25	50,000	51,831
4.30% 10/15/23	50,000	52,995
National Retail Properties
3.30% 4/15/23	100,000	101,260
3.60% 12/15/26	100,000	99,383
4.00% 11/15/25	65,000	66,583
5.50% 7/15/21	100,000	109,837
Omega Healthcare Investors
4.375% 8/1/23	50,000	51,339
4.50% 4/1/27	200,000	200,338
4.95% 4/1/24	57,000	59,783
5.25% 1/15/26	100,000	106,407
Physicians Realty 4.30% 3/15/27	50,000	50,769
Prologis
3.75% 11/1/25	45,000	46,929
4.25% 8/15/23	150,000	162,139

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income
3.875% 7/15/24	65,000	$67,223
4.65% 8/1/23	400,000	433,224
Regency Centers
3.60% 2/1/27	160,000	159,216
4.40% 2/1/47	165,000	165,326
Select Income REIT 4.25% 5/15/24	250,000	248,130
Simon Property Group
2.35% 1/30/22	100,000	99,155
2.50% 9/1/20	100,000	100,947
2.625% 6/15/22	200,000	200,864
3.25% 11/30/26	100,000	99,458
3.375% 10/1/24	450,000	458,568
3.375% 6/15/27	200,000	199,592
4.125% 12/1/21	300,000	319,115
4.25% 11/30/46	100,000	100,054
6.75% 2/1/40	300,000	402,492
Tanger Properties
3.125% 9/1/26	50,000	46,948
3.875% 7/15/27	100,000	99,089
UDR
2.95% 9/1/26	50,000	47,337
4.00% 10/1/25	50,000	51,798
4.625% 1/10/22	100,000	106,943
Ventas Realty
2.70% 4/1/20	100,000	100,932
3.125% 6/15/23	30,000	29,862
3.75% 5/1/24	150,000	152,791
3.85% 4/1/27	100,000	100,724
4.00% 4/30/19	200,000	205,627
4.125% 1/15/26	156,000	160,718
4.25% 3/1/22	200,000	211,494
4.75% 6/1/21	100,000	107,064
VEREIT Operating Partnership
3.00% 2/6/19	115,000	116,201
4.125% 6/1/21	60,000	62,884
4.60% 2/6/24	75,000	78,708
4.875% 6/1/26	95,000	100,787
Vornado Realty 2.50% 6/30/19	100,000	100,837
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	101,686
Weingarten Realty Investors 3.375% 10/15/22	150,000	151,902
Welltower
4.25% 4/1/26	200,000	209,511
4.50% 1/15/24	250,000	267,169
5.25% 1/15/22	100,000	109,893
6.125% 4/15/20	135,000	148,249
6.50% 3/15/41	250,000	314,532
Weyerhaeuser
4.625% 9/15/23	250,000	272,928

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser (continued)
4.70% 3/15/21	100,000	$106,545
7.375% 3/15/32	250,000	345,075
WP Carey
4.25% 10/1/26	100,000	101,249
4.60% 4/1/24	100,000	104,285

		22,683,495

Food & Staples Retailing–0.48%
Costco Wholesale
2.25% 2/15/22	300,000	300,688
2.30% 5/18/22	250,000	249,639
3.00% 5/18/27	250,000	249,731
CVS Health
2.125% 6/1/21	550,000	543,800
2.25% 8/12/19	250,000	251,633
2.75% 12/1/22	200,000	200,488
2.80% 7/20/20	600,000	611,290
2.875% 6/1/26	250,000	242,743
3.50% 7/20/22	200,000	207,644
3.875% 7/20/25	400,000	416,597
4.00% 12/5/23	200,000	211,551
4.125% 5/15/21	100,000	105,818
4.875% 7/20/35	725,000	807,705
5.125% 7/20/45	215,000	247,436
Koninklijke Ahold Delhaize 5.70% 10/1/40	500,000	585,381
Kroger
2.00% 1/15/19	25,000	24,986
2.30% 1/15/19	250,000	251,101
2.60% 2/1/21	50,000	50,044
3.30% 1/15/21	250,000	255,765
3.40% 4/15/22	50,000	51,197
3.50% 2/1/26	100,000	98,737
4.45% 2/1/47	500,000	483,899
5.00% 4/15/42	100,000	102,958
6.90% 4/15/38	100,000	126,604
7.50% 4/1/31	250,000	332,282
Sysco
1.90% 4/1/19	60,000	60,016
2.50% 7/15/21	105,000	105,385
2.60% 10/1/20	250,000	253,287
3.25% 7/15/27	200,000	197,337
3.30% 7/15/26	100,000	99,399
3.75% 10/1/25	125,000	129,807
4.50% 4/1/46	75,000	79,311
4.85% 10/1/45	85,000	94,562
Walgreen 3.10% 9/15/22	150,000	153,194
Walgreens Boots Alliance
3.45% 6/1/26	45,000	44,990
3.80% 11/18/24	700,000	728,153
4.65% 6/1/46	40,000	42,035

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance (continued)
4.80% 11/18/44	500,000	$534,131
Wal-Mart Stores
2.55% 4/11/23	300,000	302,354
3.25% 10/25/20	300,000	312,577
3.625% 7/8/20	100,000	105,235
4.00% 4/11/43	325,000	343,655
4.125% 2/1/19	100,000	103,875
4.875% 7/8/40	300,000	356,926
5.00% 10/25/40	200,000	241,378
5.25% 9/1/35	300,000	366,577
5.625% 4/15/41	250,000	325,340
5.875% 4/5/27	100,000	123,728
6.20% 4/15/38	300,000	410,893
6.50% 8/15/37	350,000	493,930
7.55% 2/15/30	700,000	1,024,141
Whole Foods Market 5.20% 12/3/25	100,000	115,766

		14,157,699

Food Products–0.33%
Archer-Daniels-Midland
2.50% 8/11/26	250,000	239,605
4.016% 4/16/43	100,000	104,070
4.479% 3/1/21	235,000	254,170
Bunge Limited Finance
3.25% 8/15/26	45,000	43,081
3.50% 11/24/20	75,000	76,952
8.50% 6/15/19	135,000	151,056
Campbell Soup
2.50% 8/2/22	61,000	61,045
4.25% 4/15/21	250,000	266,255
4.50% 2/15/19	35,000	36,440
Conagra Foods
3.20% 1/25/23	196,000	197,797
8.25% 9/15/30	100,000	138,364
Flowers Foods 3.50% 10/1/26	105,000	103,222
General Mills
2.20% 10/21/19	300,000	302,134
3.15% 12/15/21	200,000	206,398
3.20% 2/10/27	150,000	149,043
3.65% 2/15/24	111,000	115,817
5.40% 6/15/40	45,000	52,691
5.65% 2/15/19	100,000	105,952
Hershey
2.30% 8/15/26	100,000	94,205
4.125% 12/1/20	200,000	213,738
Ingredion 3.20% 10/1/26	100,000	98,616
JM Smucker
2.50% 3/15/20	100,000	101,105
3.00% 3/15/22	150,000	153,040
3.50% 3/15/25	150,000	154,422

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
JM Smucker (continued)
4.25% 3/15/35	100,000	$104,441
4.375% 3/15/45	50,000	52,475
Kellogg
2.65% 12/1/23	200,000	196,929
3.125% 5/17/22	150,000	153,944
3.25% 4/1/26	95,000	94,904
4.00% 12/15/20	64,000	67,657
4.50% 4/1/46	100,000	103,251
Kraft Heinz Foods
2.00% 7/2/18	95,000	95,264
2.80% 7/2/20	550,000	558,615
3.00% 6/1/26	575,000	551,367
3.50% 6/6/22	150,000	155,155
3.50% 7/15/22	200,000	206,427
3.95% 7/15/25	150,000	154,498
4.375% 6/1/46	790,000	776,812
5.00% 7/15/35	105,000	113,882
5.00% 6/4/42	250,000	264,878
5.20% 7/15/45	85,000	92,303
5.375% 2/10/20	250,000	269,609
6.125% 8/23/18	150,000	157,177
6.50% 2/9/40	150,000	188,258
Mead Johnson Nutrition
3.00% 11/15/20	95,000	97,494
4.125% 11/15/25	95,000	102,539
4.90% 11/1/19	100,000	106,155
5.90% 11/1/39	50,000	62,428
Skandinaviska Enskilda Banken
2.30% 3/11/20	250,000	251,025
2.625% 3/15/21	250,000	252,115
2.80% 3/11/22	250,000	252,987
Tyson Foods
2.65% 8/15/19	400,000	405,243
3.55% 6/2/27	155,000	157,127
3.95% 8/15/24	240,000	251,517
4.55% 6/2/47	105,000	110,996
WhiteWave Foods 5.375% 10/1/22	75,000	84,696

		9,911,386

Gas Utilities–0.06%
Atmos Energy
3.00% 6/15/27	65,000	64,650
4.125% 10/15/44	150,000	158,251
8.50% 3/15/19	100,000	110,748
National Fuel Gas 3.75% 3/1/23	156,000	155,991
ONE Gas
3.61% 2/1/24	100,000	104,336
4.658% 2/1/44	50,000	55,173
Piedmont Natural Gas
3.64% 11/1/46	50,000	46,971
4.65% 8/1/43	50,000	54,129

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
Southern Gas Capital
3.95% 10/1/46	200,000	$191,717
4.40% 6/1/43	100,000	102,054
4.40% 5/30/47	200,000	204,833
5.25% 8/15/19	100,000	106,051
5.875% 3/15/41	70,000	84,976
Southern Natural Gas 4.40% 6/15/21	300,000	317,807

		1,757,687

Health Care Equipment & Supplies–0.48%
Abbott Laboratories
2.35% 11/22/19	355,000	357,875
2.80% 9/15/20	100,000	101,638
2.90% 11/30/21	500,000	506,095
3.25% 4/15/23	200,000	204,264
3.40% 11/30/23	300,000	307,534
3.75% 11/30/26	600,000	613,669
3.875% 9/15/25	120,000	123,634
4.75% 11/30/36	350,000	382,174
4.90% 11/30/46	400,000	442,346
5.125% 4/1/19	478,000	503,529
5.30% 5/27/40	250,000	284,039
6.00% 4/1/39	50,000	61,145
6.15% 11/30/37	50,000	61,726
Ascension Health 3.945% 11/15/46	135,000	137,090
Baxter International
1.70% 8/15/21	100,000	97,687
2.60% 8/15/26	150,000	143,028
3.50% 8/15/46	100,000	90,002
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	49,574
4.185% 11/15/45	95,000	97,529
Becton Dickinson and Co.
2.133% 6/6/19	150,000	150,298
2.404% 6/5/20	70,000	70,162
2.675% 12/15/19	127,000	128,631
2.894% 6/6/22	135,000	135,574
3.125% 11/8/21	700,000	713,733
3.25% 11/12/20	100,000	102,470
3.363% 6/6/24	150,000	150,568
3.70% 6/6/27	300,000	301,556
3.734% 12/15/24	350,000	356,293
4.669% 6/6/47	125,000	130,474
5.00% 11/12/40	35,000	37,438
Boston Scientific
2.65% 10/1/18	125,000	126,186
2.85% 5/15/20	100,000	101,456
3.85% 5/15/25	100,000	103,558
6.00% 1/15/20	100,000	108,900
7.375% 1/15/40	201,000	269,524
Covidien International Finance
3.20% 6/15/22	150,000	155,189

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Covidien International Finance (continued)
4.20% 6/15/20	100,000	$106,082
6.55% 10/15/37	100,000	131,535
CR Bard
3.00% 5/15/26	150,000	150,769
4.40% 1/15/21	65,000	68,286
Danaher
1.65% 9/15/18	95,000	94,995
3.35% 9/15/25	125,000	130,377
4.375% 9/15/45	115,000	125,973
Edwards Lifesciences 2.875% 10/15/18	150,000	151,449
Medtronic
2.75% 4/1/23	1,125,000	1,127,849
3.125% 3/15/22	150,000	154,757
3.50% 3/15/25	575,000	598,755
3.625% 3/15/24	500,000	526,797
4.375% 3/15/35	150,000	164,148
4.50% 3/15/42	100,000	108,171
4.625% 3/15/45	590,000	665,630
5.55% 3/15/40	100,000	121,156
Medtronic Global Holdings
1.70% 3/28/19	150,000	150,133
3.35% 4/1/27	150,000	153,106
Stryker
2.00% 3/8/19	90,000	90,285
2.625% 3/15/21	150,000	151,689
3.375% 5/15/24	150,000	154,214
3.375% 11/1/25	100,000	101,948
3.50% 3/15/26	75,000	76,954
4.375% 1/15/20	100,000	105,689
4.375% 5/15/44	100,000	101,393
4.625% 3/15/46	95,000	104,209
Zimmer Biomet Holdings
2.70% 4/1/20	350,000	353,416
3.15% 4/1/22	250,000	254,077
3.55% 4/1/25	180,000	182,113

		14,112,543

Health Care Providers & Services–0.57%
Aetna
2.75% 11/15/22	550,000	552,590
2.80% 6/15/23	135,000	134,949
6.625% 6/15/36	100,000	135,321
6.75% 12/15/37	100,000	138,754
AmerisourceBergen
3.40% 5/15/24	250,000	257,257
4.875% 11/15/19	200,000	212,854
Anthem
2.30% 7/15/18	250,000	251,471
3.125% 5/15/22	250,000	254,944
3.50% 8/15/24	250,000	257,370

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Anthem (continued)
4.35% 8/15/20	100,000	$106,203
4.625% 5/15/42	100,000	108,367
4.65% 1/15/43	125,000	135,233
4.65% 8/15/44	100,000	108,744
5.85% 1/15/36	125,000	150,887
6.375% 6/15/37	100,000	128,834
7.00% 2/15/19	400,000	430,560
Cardinal Health
1.948% 6/14/19	100,000	100,147
2.616% 6/15/22	150,000	150,309
3.079% 6/15/24	100,000	100,394
3.20% 3/15/23	100,000	102,102
3.41% 6/15/27	250,000	251,091
3.50% 11/15/24	300,000	306,954
3.75% 9/15/25	100,000	104,094
4.368% 6/15/47	100,000	103,762
4.625% 12/15/20	100,000	107,501
4.90% 9/15/45	100,000	110,636
Children’s Hospital 4.115% 1/1/47	65,000	69,009
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	53,473
Cigna
5.375% 2/15/42	400,000	482,695
5.875% 3/15/41	200,000	252,324
7.875% 5/15/27	25,000	33,607
Coventry Health Care 5.45% 6/15/21	80,000	88,337
Duke University Health System 3.92% 6/1/47	75,000	75,715
Express Scripts Holding
3.00% 7/15/23	150,000	149,173
3.30% 2/25/21	40,000	41,231
3.40% 3/1/27	105,000	101,544
3.90% 2/15/22	450,000	471,561
4.50% 2/25/26	150,000	159,250
4.75% 11/15/21	200,000	216,342
4.80% 7/15/46	485,000	495,253
6.125% 11/15/41	300,000	353,028
Hackensack Meridian Health 4.50% 7/1/57	100,000	106,065
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	158,578
Humana
3.15% 12/1/22	100,000	101,845
4.625% 12/1/42	175,000	187,714
4.95% 10/1/44	300,000	338,220
Johns Hopkins Health System 3.837% 5/15/46	70,000	70,126
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	125,236
3.50% 4/1/22	50,000	52,235
4.15% 5/1/47	105,000	109,075

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings
4.625% 11/15/20	150,000	$159,356
4.70% 2/1/45	500,000	517,275
Mayo Clinic 4.128% 11/15/52	100,000	104,720
McKesson
2.284% 3/15/19	250,000	251,538
2.70% 12/15/22	100,000	99,620
3.796% 3/15/24	200,000	208,469
4.75% 3/1/21	300,000	322,079
4.883% 3/15/44	125,000	136,500
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	131,323
New York and Presbyterian Hospital
4.024% 8/1/45	75,000	76,593
4.063% 8/1/56	50,000	50,063
Northwell Healthcare 3.979% 11/1/46	250,000	239,190
NYU Hospitals Center 4.368% 7/1/47	100,000	104,728
Providence St Joseph Health Obligated Group
2.746% 10/1/26	100,000	95,893
3.744% 10/1/47	100,000	95,957
Quest Diagnostics
2.70% 4/1/19	150,000	151,819
3.45% 6/1/26	55,000	55,207
3.50% 3/30/25	300,000	305,191
4.75% 1/30/20	60,000	63,921
RWJ Barnabas Health 3.949% 7/1/46	50,000	49,323
SSM Health Care 3.823% 6/1/27	71,000	72,845
Texas Health Resources 4.33% 11/15/55	30,000	31,535
UnitedHealth Group
1.70% 2/15/19	200,000	199,912
1.90% 7/16/18	590,000	592,260
2.125% 3/15/21	200,000	199,608
2.70% 7/15/20	145,000	148,116
2.75% 2/15/23	107,000	107,879
2.875% 12/15/21	400,000	409,098
2.875% 3/15/23	250,000	254,038
3.375% 4/15/27	150,000	153,463
3.45% 1/15/27	100,000	102,945
3.75% 7/15/25	500,000	527,174
4.20% 1/15/47	55,000	58,168
4.25% 3/15/43	100,000	105,922
4.375% 3/15/42	100,000	107,616
4.625% 11/15/41	200,000	220,814
4.70% 2/15/21	100,000	108,102
4.75% 7/15/45	600,000	690,885
6.50% 6/15/37	150,000	202,870
6.625% 11/15/37	100,000	138,083
6.875% 2/15/38	100,000	142,308

		16,885,370

Hotels, Restaurants & Leisure–0.16%
Carnival 3.95% 10/15/20	133,000	140,852

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants 6.80% 10/15/37	84,000	$107,624
Hyatt Hotels 4.85% 3/15/26	50,000	54,706
Marriott International
2.30% 1/15/22	100,000	98,789
2.875% 3/1/21	100,000	101,561
3.125% 6/15/26	100,000	98,293
3.375% 10/15/20	208,000	214,931
3.75% 10/1/25	50,000	51,519
McDonald’s
1.875% 5/29/19	250,000	250,063
2.10% 12/7/18	60,000	60,359
2.20% 5/26/20	150,000	151,082
2.625% 1/15/22	100,000	100,705
2.75% 12/9/20	265,000	270,020
3.25% 6/10/24	300,000	307,723
3.375% 5/26/25	150,000	153,673
3.50% 3/1/27	150,000	152,781
3.625% 5/20/21	100,000	104,695
3.625% 5/1/43	100,000	93,152
3.70% 1/30/26	285,000	295,680
4.45% 3/1/47	150,000	158,439
4.60% 5/26/45	94,000	101,752
4.70% 12/9/35	270,000	298,919
4.875% 12/9/45	275,000	307,808
6.30% 3/1/38	50,000	64,626
Starbucks
2.10% 2/4/21	60,000	60,405
2.45% 6/15/26	100,000	96,561
2.70% 6/15/22	100,000	101,928
3.85% 10/1/23	100,000	107,765
4.30% 6/15/45	105,000	115,484
Wyndham Worldwide
4.25% 3/1/22	300,000	316,032
4.50% 4/1/27	70,000	72,301
5.10% 10/1/25	60,000	64,910

		4,675,138

Household Durables–0.07%
DR Horton
3.75% 3/1/19	135,000	138,149
4.00% 2/15/20	175,000	181,841
Harman International Industries 4.15% 5/15/25	100,000	104,120
Leggett & Platt 3.40% 8/15/22	50,000	50,671
Newell Brands
2.15% 10/15/18	125,000	125,356
3.15% 4/1/21	100,000	102,411
3.85% 4/1/23	115,000	120,894
3.90% 11/1/25	250,000	259,332
4.20% 4/1/26	120,000	127,551
5.375% 4/1/36	60,000	69,473
5.50% 4/1/46	380,000	458,600

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Tupperware Brands 4.75% 6/1/21	100,000	$106,717
Whirlpool
4.50% 6/1/46	70,000	73,397
4.70% 6/1/22	100,000	109,027

		2,027,539

Household Products–0.11%
Church & Dwight 2.45% 12/15/19	100,000	100,977
Clorox 3.50% 12/15/24	150,000	155,408
Colgate-Palmolive
1.75% 3/15/19	344,000	345,028
2.30% 5/3/22	100,000	100,953
4.00% 8/15/45	100,000	103,855
Kimberly-Clark
1.90% 5/22/19	250,000	251,333
3.05% 8/15/25	50,000	50,554
3.20% 7/30/46	50,000	45,550
3.90% 5/4/47	100,000	102,535
5.30% 3/1/41	200,000	247,063
6.625% 8/1/37	100,000	139,761
7.50% 11/1/18	100,000	107,806
Procter & Gamble
1.70% 11/3/21	150,000	148,131
1.85% 2/2/21	300,000	298,416
1.90% 11/1/19	200,000	200,984
2.30% 2/6/22	250,000	253,125
2.45% 11/3/26	150,000	146,766
2.70% 2/2/26	100,000	99,764
3.10% 8/15/23	200,000	207,709
5.55% 3/5/37	200,000	268,550

		3,374,268

Independent Power & Renewable Electricity Producers–0.02%
Enel Generacion Chile 4.25% 4/15/24	100,000	104,099
Oglethorpe Power
4.25% 4/1/46	75,000	71,153
5.95% 11/1/39	100,000	119,725
TransAlta 6.50% 3/15/40	250,000	244,117

		539,094

Industrial Conglomerates–0.28%
3M
1.375% 8/7/18	100,000	99,947
2.00% 8/7/20	100,000	100,506
2.00% 6/26/22	500,000	496,987
3.00% 8/7/25	100,000	101,409
3.875% 6/15/44	150,000	153,248
5.70% 3/15/37	100,000	128,059
6.375% 2/15/28	25,000	32,201
General Electric
2.70% 10/9/22	1,150,000	1,170,561
3.45% 5/15/24	800,000	841,391
4.125% 10/9/42	311,000	328,077

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
General Electric (continued)
4.50% 3/11/44	700,000	$779,545
5.30% 2/11/21	900,000	995,797
5.50% 1/8/20	100,000	108,963
5.875% 1/14/38	272,000	352,689
6.00% 8/7/19	100,000	108,713
6.75% 3/15/32	224,000	307,498
6.875% 1/10/39	201,000	291,922
Honeywell International
1.40% 10/30/19	200,000	198,711
1.85% 11/1/21	200,000	196,918
2.50% 11/1/26	200,000	192,222
3.35% 12/1/23	200,000	208,230
4.25% 3/1/21	50,000	53,683
5.375% 3/1/41	65,000	81,027
5.70% 3/15/36	150,000	190,741
5.70% 3/15/37	100,000	128,662
Koninklijke Philips
3.75% 3/15/22	100,000	105,531
5.00% 3/15/42	100,000	110,147
6.875% 3/11/38	50,000	66,895
Roper Technologies
2.80% 12/15/21	50,000	50,477
3.00% 12/15/20	200,000	204,862
3.80% 12/15/26	55,000	56,619
3.85% 12/15/25	100,000	103,139
6.25% 9/1/19	100,000	108,596

		8,453,973

Insurance–0.72%
Aflac 4.00% 10/15/46	300,000	296,349
Alleghany
4.90% 9/15/44	95,000	100,916
4.95% 6/27/22	100,000	109,674
Allied World Assurance Holdings 4.35% 10/29/25	100,000	101,695
Allstate
3.28% 12/15/26	150,000	152,540
4.20% 12/15/46	150,000	157,042
4.50% 6/15/43	100,000	109,737
5.55% 5/9/35	150,000	184,063
•5.75% 8/15/53	225,000	246,937
7.45% 5/16/19	100,000	109,897
American Financial Group
4.50% 6/15/47	50,000	51,090
9.875% 6/15/19	100,000	114,314
American International Group
2.30% 7/16/19	350,000	352,023
3.30% 3/1/21	85,000	87,524
3.75% 7/10/25	70,000	71,420
3.90% 4/1/26	600,000	614,920
4.50% 7/16/44	500,000	510,415

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
4.70% 7/10/35	100,000	$106,613
4.80% 7/10/45	100,000	107,145
4.875% 6/1/22	500,000	549,229
6.40% 12/15/20	200,000	226,496
Aon
2.80% 3/15/21	150,000	150,766
3.50% 6/14/24	100,000	102,113
3.875% 12/15/25	100,000	104,680
4.00% 11/27/23	150,000	158,613
4.75% 5/15/45	100,000	108,627
5.00% 9/30/20	100,000	107,765
Arch Capital Finance
4.011% 12/15/26	100,000	103,354
5.031% 12/15/46	100,000	111,617
Arch Capital Group US 5.144% 11/1/43	105,000	118,938
Aspen Insurance Holdings 4.65% 11/15/23	100,000	106,793
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	107,371
AXA 8.60% 12/15/30	200,000	282,500
AXIS Specialty Finance 5.875% 6/1/20	100,000	109,225
Brighthouse Financial
#144A 3.70% 6/22/27	250,000	247,473
#144A 4.70% 6/22/47	200,000	198,234
Chubb
6.00% 5/11/37	100,000	130,620
6.50% 5/15/38	200,000	277,846
Chubb INA Holdings
2.30% 11/3/20	655,000	659,042
2.70% 3/13/23	100,000	100,161
3.35% 5/15/24	300,000	310,934
3.35% 5/3/26	95,000	97,275
4.15% 3/13/43	100,000	105,931
5.90% 6/15/19	125,000	134,646
Cincinnati Financial 6.92% 5/15/28	100,000	129,761
CNA Financial
3.95% 5/15/24	125,000	129,851
4.50% 3/1/26	100,000	107,471
5.75% 8/15/21	30,000	33,512
7.35% 11/15/19	120,000	134,172
Enstar Group 4.50% 3/10/22	50,000	51,638
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	103,326
First American Financial 4.60% 11/15/24	100,000	102,443
Hanover Insurance Group 4.50% 4/15/26	100,000	104,477
Hartford Financial Services Group
4.30% 4/15/43	43,000	43,896
5.125% 4/15/22	100,000	111,124
5.50% 3/30/20	100,000	108,735

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group (continued)
5.95% 10/15/36	250,000	$309,418
6.10% 10/1/41	50,000	63,759
Kemper 4.35% 2/15/25	70,000	70,808
ÞLincoln National 4.00% 9/1/23	500,000	527,483
Loews
4.125% 5/15/43	500,000	497,492
6.00% 2/1/35	100,000	123,245
Manulife Financial
•4.061% 2/24/32	250,000	252,729
4.15% 3/4/26	100,000	105,805
5.375% 3/4/46	100,000	120,433
Markel 5.00% 4/5/46	250,000	274,560
Marsh & McLennan
2.35% 3/6/20	150,000	150,863
2.75% 1/30/22	60,000	60,650
3.30% 3/14/23	100,000	102,901
3.50% 3/10/25	150,000	154,204
3.75% 3/14/26	75,000	78,227
4.35% 1/30/47	45,000	48,295
4.80% 7/15/21	100,000	108,811
Mercury General 4.40% 3/15/27	50,000	50,772
MetLife
3.00% 3/1/25	150,000	150,600
4.05% 3/1/45	150,000	151,647
4.368% 9/15/23	367,000	402,108
4.60% 5/13/46	200,000	220,602
4.75% 2/8/21	200,000	217,622
4.875% 11/13/43	200,000	226,599
5.70% 6/15/35	50,000	61,743
5.875% 2/6/41	100,000	126,907
6.375% 6/15/34	100,000	130,954
6.40% 12/15/36	100,000	115,750
6.50% 12/15/32	100,000	130,185
6.817% 8/15/18	400,000	422,408
7.717% 2/15/19	200,000	218,505
10.75% 8/1/39	150,000	250,125
Montpelier Re Holdings 4.70% 10/15/22	100,000	108,107
Old Republic International 4.875% 10/1/24	100,000	107,129
PartnerRe Finance B 5.50% 6/1/20	100,000	108,767
Primerica 4.75% 7/15/22	100,000	107,922
Principal Financial Group
3.10% 11/15/26	300,000	296,201
3.40% 5/15/25	100,000	102,230
•4.70% 5/15/55	50,000	51,750
Progressive
3.75% 8/23/21	100,000	105,671
4.125% 4/15/47	200,000	209,067
4.35% 4/25/44	250,000	269,225
Protective Life 7.375% 10/15/19	50,000	55,701

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial
2.30% 8/15/18	250,000	$251,473
5.10% 8/15/43	250,000	291,271
•5.20% 3/15/44	100,000	106,125
5.70% 12/14/36	350,000	428,968
•5.875% 9/15/42	250,000	278,863
6.625% 12/1/37	400,000	535,306
6.625% 6/21/40	200,000	271,542
Reinsurance Group of America
3.95% 9/15/26	30,000	30,548
4.70% 9/15/23	150,000	162,960
6.45% 11/15/19	90,000	98,515
RenaissanceRe Finance 3.45% 7/1/27	130,000	127,994
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	123,132
Transatlantic Holdings 8.00% 11/30/39	100,000	136,729
Travelers
3.75% 5/15/46	50,000	49,166
3.90% 11/1/20	100,000	105,639
4.00% 5/30/47	80,000	82,051
4.60% 8/1/43	250,000	279,501
5.90% 6/2/19	100,000	107,364
6.25% 6/15/37	100,000	133,565
6.75% 6/20/36	100,000	138,648
Trinity Acquisition 4.40% 3/15/26	100,000	104,606
Unum Group
3.00% 5/15/21	30,000	30,313
5.75% 8/15/42	50,000	59,509
Willis North America 3.60% 5/15/24	100,000	101,157
WR Berkley 7.375% 9/15/19	100,000	110,245
XLIT
2.30% 12/15/18	100,000	100,475
5.25% 12/15/43	200,000	227,545
5.75% 10/1/21	100,000	112,033

		21,488,192

Internet & Direct Marketing Retail–0.04%
Amazon.com 3.80% 12/5/24	500,000	533,532
Expedia
4.50% 8/15/24	200,000	210,780
5.95% 8/15/20	100,000	109,357
JD.com 3.875% 4/29/26	200,000	198,101
Priceline Group 3.60% 6/1/26	200,000	202,828

		1,254,598

Internet Software & Services–0.11%
Alibaba Group Holding
2.50% 11/28/19	500,000	504,166
3.60% 11/28/24	633,000	653,028
Alphabet
1.998% 8/15/26	250,000	234,197

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
Alphabet (continued)
3.375% 2/25/24	200,000	$210,444
3.625% 5/19/21	100,000	105,917
Baidu
3.00% 6/30/20	200,000	203,054
3.25% 8/6/18	200,000	202,545
3.50% 11/28/22	200,000	205,632
4.125% 6/30/25	200,000	209,329
eBay
2.60% 7/15/22	250,000	248,090
2.875% 8/1/21	350,000	354,323
3.25% 10/15/20	100,000	102,848
3.80% 3/9/22	150,000	156,915

		3,390,488

IT Services–0.33%
Automatic Data Processing
2.25% 9/15/20	250,000	253,206
3.375% 9/15/25	125,000	130,043
Broadridge Financial Solutions 3.95% 9/1/20	100,000	104,808
Fidelity National Information Services
2.85% 10/15/18	105,000	106,272
3.50% 4/15/23	311,000	323,562
3.625% 10/15/20	420,000	440,300
3.875% 6/5/24	100,000	104,898
4.50% 10/15/22	80,000	87,026
4.50% 8/15/46	50,000	51,499
5.00% 10/15/25	200,000	223,710
Fiserv
2.70% 6/1/20	150,000	151,870
3.50% 10/1/22	150,000	155,347
3.85% 6/1/25	150,000	156,078
4.625% 10/1/20	100,000	107,034
#Genpact Luxembourg 144A 3.70% 4/1/22	50,000	50,683
International Business Machines
1.625% 5/15/20	550,000	545,593
1.80% 5/17/19	500,000	501,307
1.875% 8/1/22	600,000	585,320
1.90% 1/27/20	150,000	150,097
1.95% 2/12/19	200,000	201,269
2.50% 1/27/22	150,000	151,419
2.875% 11/9/22	150,000	152,885
2.90% 11/1/21	150,000	153,551
3.30% 1/27/27	100,000	101,657
3.45% 2/19/26	150,000	153,860
4.00% 6/20/42	200,000	200,214
5.60% 11/30/39	210,000	260,025
5.875% 11/29/32	120,000	151,472
7.625% 10/15/18	300,000	322,413

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Mastercard
2.00% 11/21/21	100,000	$99,413
2.95% 11/21/26	150,000	150,605
3.375% 4/1/24	500,000	521,949
3.80% 11/21/46	100,000	101,843
Total System Services
3.75% 6/1/23	125,000	129,864
3.80% 4/1/21	50,000	52,113
4.80% 4/1/26	100,000	109,046
Visa
2.20% 12/14/20	500,000	504,425
2.80% 12/14/22	300,000	305,665
3.15% 12/14/25	750,000	762,272
4.15% 12/14/35	115,000	124,838
4.30% 12/14/45	530,000	582,749
Western Union
3.65% 8/22/18	100,000	101,721
5.253% 4/1/20	107,000	114,596

		9,738,517

Leisure Products–0.01%
Hasbro
3.15% 5/15/21	75,000	76,653
5.10% 5/15/44	65,000	69,966
6.35% 3/15/40	65,000	78,371
Mattel 2.35% 5/6/19	200,000	200,013

		425,003

Life Sciences Tools & Services–0.07%
Agilent Technologies
3.875% 7/15/23	150,000	157,131
5.00% 7/15/20	100,000	107,652
Life Technologies 6.00% 3/1/20	150,000	163,578
Thermo Fisher Scientific
3.00% 4/15/23	105,000	105,988
3.30% 2/15/22	650,000	672,358
3.60% 8/15/21	100,000	104,292
4.15% 2/1/24	200,000	213,591
4.50% 3/1/21	240,000	256,908
4.70% 5/1/20	100,000	106,842
5.30% 2/1/44	200,000	234,254

		2,122,594

Machinery–0.33%
Caterpillar
2.60% 6/26/22	50,000	50,456
3.803% 8/15/42	168,000	169,066
3.90% 5/27/21	150,000	159,440
4.75% 5/15/64	250,000	280,435
6.05% 8/15/36	200,000	259,780
7.90% 12/15/18	100,000	108,806
Caterpillar Financial Services
1.70% 8/9/21	250,000	244,539

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Caterpillar Financial Services (continued)
1.90% 3/22/19	150,000	$150,603
2.10% 1/10/20	100,000	100,701
2.40% 6/6/22	400,000	399,248
2.40% 8/9/26	100,000	95,859
2.45% 9/6/18	250,000	252,401
7.15% 2/15/19	200,000	216,885
Crane 4.45% 12/15/23	100,000	105,247
Cummins
3.65% 10/1/23	139,000	146,986
4.875% 10/1/43	64,000	72,455
Deere
2.60% 6/8/22	100,000	101,343
3.90% 6/9/42	150,000	156,954
4.375% 10/16/19	350,000	369,638
5.375% 10/16/29	100,000	121,166
Dover
4.30% 3/1/21	100,000	106,305
5.375% 3/1/41	100,000	122,564
Flowserve 4.00% 11/15/23	64,000	66,459
Fortive
2.35% 6/15/21	100,000	99,515
3.15% 6/15/26	150,000	150,205
4.30% 6/15/46	50,000	52,258
Illinois Tool Works
1.95% 3/1/19	300,000	302,273
2.65% 11/15/26	150,000	146,664
3.375% 9/15/21	60,000	62,462
3.90% 9/1/42	150,000	156,144
4.875% 9/15/41	100,000	117,093
6.25% 4/1/19	100,000	107,672
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	270,475
5.75% 6/15/43	100,000	126,451
6.875% 8/15/18	250,000	263,905
John Deere Capital
1.60% 7/13/18	50,000	50,055
1.65% 10/15/18	155,000	155,101
1.70% 1/15/20	350,000	348,893
1.95% 6/22/20	20,000	20,061
2.25% 4/17/19	200,000	201,986
2.30% 9/16/19	500,000	505,959
2.65% 1/6/22	250,000	254,157
2.65% 6/24/24	50,000	49,707
2.65% 6/10/26	300,000	293,121
2.80% 3/6/23	200,000	202,550
Kennametal 2.65% 11/1/19	150,000	150,810
PACCAR Financial
1.30% 5/10/19	130,000	129,001
1.95% 2/27/20	60,000	60,019
Parker-Hannifin
3.30% 11/21/24	60,000	61,922

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Parker-Hannifin (continued)
4.20% 11/21/34	140,000	$149,418
6.25% 5/15/38	550,000	727,032
Stanley Black & Decker
2.451% 11/17/18	100,000	101,008
2.90% 11/1/22	150,000	152,257
5.20% 9/1/40	100,000	114,564
•5.75% 12/15/53	100,000	105,375
Timken 3.875% 9/1/24	70,000	69,836
Xylem
3.25% 11/1/26	55,000	54,878
4.375% 11/1/46	50,000	51,964

		9,722,127

Media–0.99%
21st Century Fox America
3.00% 9/15/22	400,000	406,312
3.375% 11/15/26	60,000	59,975
3.70% 10/15/25	40,000	41,069
4.50% 2/15/21	150,000	160,874
4.75% 9/15/44	60,000	63,406
4.75% 11/15/46	50,000	53,576
4.95% 10/15/45	30,000	32,601
5.65% 8/15/20	300,000	330,237
6.15% 3/1/37	30,000	37,596
6.15% 2/15/41	450,000	569,918
6.40% 12/15/35	300,000	381,302
6.65% 11/15/37	175,000	231,583
6.90% 8/15/39	100,000	132,429
8.15% 10/17/36	100,000	143,842
CBS
2.30% 8/15/19	200,000	201,406
2.50% 2/15/23	250,000	247,922
2.90% 1/15/27	100,000	94,908
3.375% 3/1/22	100,000	103,283
3.375% 2/15/28	145,000	142,428
4.00% 1/15/26	355,000	367,990
4.85% 7/1/42	150,000	157,170
4.90% 8/15/44	125,000	131,773
7.875% 7/30/30	200,000	276,388
Charter Communications Operating
3.579% 7/23/20	305,000	315,401
#144A 3.75% 2/15/28	100,000	98,738
4.464% 7/23/22	500,000	533,318
4.908% 7/23/25	850,000	919,766
#144A 5.375% 5/1/47	200,000	212,389
6.384% 10/23/35	190,000	225,850
6.484% 10/23/45	565,000	680,511
Comcast
1.625% 1/15/22	150,000	145,941
2.35% 1/15/27	105,000	98,675
2.75% 3/1/23	300,000	303,164

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.00% 2/1/24	250,000	$253,661
3.125% 7/15/22	100,000	103,494
3.15% 3/1/26	350,000	352,198
3.20% 7/15/36	150,000	140,681
3.30% 2/1/27	250,000	253,375
3.375% 2/15/25	425,000	437,839
3.375% 8/15/25	65,000	66,753
3.40% 7/15/46	110,000	100,434
4.20% 8/15/34	83,000	88,052
4.25% 1/15/33	200,000	213,521
4.40% 8/15/35	192,000	206,772
4.60% 8/15/45	77,000	84,171
4.65% 7/15/42	24,000	26,374
4.75% 3/1/44	350,000	390,390
5.70% 7/1/19	200,000	215,300
6.40% 5/15/38	250,000	333,115
6.45% 3/15/37	200,000	266,610
6.50% 11/15/35	200,000	265,615
6.95% 8/15/37	250,000	353,341
7.05% 3/15/33	500,000	684,475
Discovery Communications
3.30% 5/15/22	150,000	150,731
3.80% 3/13/24	100,000	101,260
4.375% 6/15/21	100,000	105,645
4.875% 4/1/43	100,000	93,696
4.90% 3/11/26	100,000	106,181
5.625% 8/15/19	123,000	131,488
6.35% 6/1/40	150,000	165,848
Grupo Televisa
4.625% 1/30/26	200,000	210,973
6.625% 1/15/40	100,000	116,262
8.50% 3/11/32	200,000	259,810
Historic TW 6.625% 5/15/29	300,000	377,536
NBCUniversal Media
2.875% 1/15/23	575,000	584,391
4.375% 4/1/21	200,000	215,689
4.45% 1/15/43	675,000	718,292
5.15% 4/30/20	670,000	729,906
5.95% 4/1/41	200,000	256,623
Omnicom Group
3.60% 4/15/26	200,000	201,598
3.625% 5/1/22	200,000	208,981
4.45% 8/15/20	35,000	37,316
6.25% 7/15/19	250,000	270,916
RELX Capital 8.625% 1/15/19	100,000	109,424
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,644
2.80% 6/15/20	100,000	101,241
3.50% 6/15/22	100,000	103,244
3.90% 11/15/24	150,000	155,665
3.95% 6/15/25	100,000	102,350

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner
2.95% 7/15/26	125,000	$118,156
3.55% 6/1/24	200,000	202,963
3.80% 2/15/27	105,000	105,917
3.875% 1/15/26	150,000	152,810
4.70% 1/15/21	100,000	107,486
4.75% 3/29/21	150,000	161,678
4.875% 3/15/20	200,000	213,910
4.90% 6/15/42	200,000	206,359
6.10% 7/15/40	100,000	120,255
6.25% 3/29/41	400,000	490,312
6.50% 11/15/36	100,000	123,405
7.625% 4/15/31	325,000	444,308
7.70% 5/1/32	330,000	460,511
Time Warner Cable
4.00% 9/1/21	500,000	523,125
5.00% 2/1/20	145,000	154,779
5.50% 9/1/41	100,000	107,831
5.875% 11/15/40	100,000	111,828
6.55% 5/1/37	200,000	239,530
6.75% 7/1/18	300,000	313,938
6.75% 6/15/39	450,000	552,514
7.30% 7/1/38	150,000	192,293
8.25% 4/1/19	250,000	275,901
8.75% 2/14/19	200,000	220,065
Time Warner Entertainment
8.375% 3/15/23	250,000	314,935
8.375% 7/15/33	200,000	275,263
Viacom
3.125% 6/15/22	300,000	300,882
3.25% 3/15/23	250,000	248,109
3.875% 4/1/24	200,000	204,018
4.375% 3/15/43	477,000	425,562
5.625% 9/15/19	200,000	213,674
5.85% 9/1/43	150,000	162,541
6.875% 4/30/36	125,000	146,466
Walt Disney
0.875% 7/12/19	60,000	59,126
1.50% 9/17/18	70,000	70,005
1.80% 6/5/20	100,000	99,827
1.85% 7/30/26	95,000	86,579
1.95% 3/4/20	60,000	60,211
2.15% 9/17/20	100,000	100,728
2.30% 2/12/21	500,000	504,609
2.35% 12/1/22	300,000	300,881
2.45% 3/4/22	70,000	70,582
2.95% 6/15/27	200,000	198,526
3.00% 2/13/26	300,000	301,890
3.00% 7/30/46	50,000	43,834
3.15% 9/17/25	100,000	102,341
3.70% 12/1/42	150,000	148,977
3.75% 6/1/21	200,000	212,066

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
4.125% 12/1/41	100,000	$105,029
4.125% 6/1/44	83,000	87,337
WPP Finance 2010
4.75% 11/21/21	100,000	108,287
5.625% 11/15/43	250,000	289,704

		29,245,485

Metals & Mining–0.31%
Barrick Gold
4.10% 5/1/23	63,000	68,247
5.25% 4/1/42	300,000	342,580
Barrick North America Finance
4.40% 5/30/21	49,000	52,911
5.70% 5/30/41	500,000	594,125
5.75% 5/1/43	150,000	182,730
Barrick PD Australia Finance 5.95% 10/15/39	100,000	121,227
BHP Billiton Finance USA
3.85% 9/30/23	200,000	213,027
4.125% 2/24/42	125,000	128,279
5.00% 9/30/43	500,000	579,934
Goldcorp 3.70% 3/15/23	200,000	206,970
Newmont Mining
3.50% 3/15/22	150,000	155,276
4.875% 3/15/42	650,000	689,296
6.25% 10/1/39	100,000	123,130
Nucor
4.00% 8/1/23	139,000	147,109
4.125% 9/15/22	100,000	107,105
5.20% 8/1/43	100,000	117,780
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	158,642
Rio Tinto Alcan 6.125% 12/15/33	150,000	184,941
Rio Tinto Finance USA
2.875% 8/21/22	6,000	6,100
3.75% 6/15/25	700,000	737,517
4.125% 8/21/42	150,000	155,147
5.20% 11/2/40	100,000	118,492
7.125% 7/15/28	75,000	99,828
Southern Copper
3.50% 11/8/22	89,000	90,701
5.25% 11/8/42	150,000	149,971
5.375% 4/16/20	125,000	135,952
5.875% 4/23/45	69,000	74,132
6.75% 4/16/40	110,000	127,245
7.50% 7/27/35	200,000	248,227
Thomson Reuters
3.35% 5/15/26	55,000	55,016
4.30% 11/23/23	200,000	214,739
4.70% 10/15/19	400,000	420,748
6.50% 7/15/18	150,000	157,070

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Vale 5.625% 9/11/42	150,000	$143,250
Vale Overseas
4.375% 1/11/22	250,000	255,075
4.625% 9/15/20	100,000	103,694
5.625% 9/15/19	300,000	317,250
5.875% 6/10/21	500,000	538,000
6.25% 8/10/26	300,000	324,375
6.875% 11/21/36	350,000	377,125
6.875% 11/10/39	170,000	183,175
Yamana Gold 4.95% 7/15/24	50,000	50,590

		9,256,728

Multiline Retail–0.13%
Dollar General
3.25% 4/15/23	200,000	203,965
3.875% 4/15/27	100,000	102,610
4.15% 11/1/25	75,000	79,296
Kohl’s
4.00% 11/1/21	200,000	205,026
4.25% 7/17/25	50,000	49,258
4.75% 12/15/23	150,000	154,046
5.55% 7/17/45	50,000	45,951
Macy’s Retail Holdings
2.875% 2/15/23	100,000	91,802
3.45% 1/15/21	100,000	99,801
3.625% 6/1/24	150,000	138,014
4.375% 9/1/23	90,000	88,558
6.70% 7/15/34	150,000	155,702
6.90% 4/1/29	150,000	160,457
Nordstrom
4.00% 3/15/27	60,000	58,830
4.75% 5/1/20	100,000	104,215
5.00% 1/15/44	281,000	268,687
Target
2.30% 6/26/19	200,000	202,525
2.50% 4/15/26	100,000	94,991
2.90% 1/15/22	300,000	308,221
3.625% 4/15/46	490,000	458,360
3.875% 7/15/20	100,000	105,702
4.00% 7/1/42	150,000	148,519
6.35% 11/1/32	100,000	128,542
7.00% 1/15/38	200,000	282,759

		3,735,837

Multi-Utilities–0.49%
Ameren
2.70% 11/15/20	50,000	50,636
3.65% 2/15/26	50,000	51,139
Black Hills
3.15% 1/15/27	100,000	96,887
3.95% 1/15/26	50,000	51,641
4.20% 9/15/46	100,000	98,111

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Black Hills (continued)
4.25% 11/30/23	100,000	$106,023
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	247,153
2.40% 9/1/26	350,000	333,083
3.00% 2/1/27	100,000	99,604
CenterPoint Energy Resources
4.50% 1/15/21	65,000	68,311
5.85% 1/15/41	115,000	141,919
CMS Energy
3.00% 5/15/26	40,000	39,211
3.45% 8/15/27	100,000	101,139
4.875% 3/1/44	100,000	111,888
Consolidated Edison Co. of New York
3.95% 3/1/43	150,000	152,055
4.30% 12/1/56	100,000	104,538
4.45% 3/15/44	200,000	219,525
4.50% 12/1/45	100,000	110,294
4.625% 12/1/54	500,000	553,322
5.50% 12/1/39	250,000	307,345
5.85% 3/15/36	100,000	124,537
6.30% 8/15/37	20,000	26,473
6.65% 4/1/19	200,000	215,942
6.75% 4/1/38	25,000	34,904
7.125% 12/1/18	200,000	214,463
Consumers Energy
2.85% 5/15/22	100,000	102,285
3.25% 8/15/46	100,000	91,922
3.375% 8/15/23	200,000	209,347
3.95% 5/15/43	150,000	155,547
5.65% 4/15/20	100,000	110,131
Dominion Energy
1.60% 8/15/19	100,000	99,204
1.875% 1/15/19	150,000	149,728
2.00% 8/15/21	40,000	39,270
2.50% 12/1/19	400,000	403,341
2.75% 1/15/22	150,000	150,972
2.75% 9/15/22	250,000	249,852
2.85% 8/15/26	60,000	57,307
4.45% 3/15/21	100,000	107,047
4.90% 8/1/41	60,000	65,801
5.20% 8/15/19	80,000	85,221
5.95% 6/15/35	25,000	30,771
Dominion Energy Gas Holdings
2.50% 12/15/19	50,000	50,363
3.60% 12/15/24	25,000	25,649
4.60% 12/15/44	850,000	891,659
4.80% 11/1/43	94,000	99,696
DTE Electric
3.65% 3/15/24	250,000	263,747
3.70% 6/1/46	50,000	49,246

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
DTE Energy
2.40% 12/1/19	150,000	$150,763
2.85% 10/1/26	200,000	190,604
3.30% 6/15/22	200,000	205,443
3.50% 6/1/24	100,000	101,710
NiSource Finance
3.49% 5/15/27	100,000	100,893
4.375% 5/15/47	100,000	103,539
4.80% 2/15/44	100,000	108,742
5.25% 2/15/43	59,000	68,241
NorthWestern 4.176% 11/15/44	150,000	153,340
PSEG Power 5.125% 4/15/20	60,000	64,262
Public Service Electric & Gas
1.90% 3/15/21	50,000	49,588
2.375% 5/15/23	200,000	198,580
3.00% 5/15/25	100,000	101,080
3.00% 5/15/27	300,000	300,981
3.80% 3/1/46	100,000	101,950
5.50% 3/1/40	100,000	126,418
Public Service Enterprise Group 2.00% 11/15/21	200,000	195,696
Puget Energy
3.65% 5/15/25	200,000	200,703
6.00% 9/1/21	200,000	224,812
Puget Sound Energy
5.638% 4/15/41	80,000	99,877
5.795% 3/15/40	100,000	127,724
San Diego Gas & Electric
3.00% 8/15/21	175,000	180,130
3.60% 9/1/23	200,000	210,976
6.00% 6/1/39	110,000	145,070
Sempra Energy
1.625% 10/7/19	70,000	69,399
2.40% 3/15/20	250,000	251,281
2.85% 11/15/20	100,000	101,574
2.875% 10/1/22	150,000	150,543
3.75% 11/15/25	100,000	103,203
6.00% 10/15/39	125,000	158,751
South Carolina Electric & Gas
4.50% 6/1/64	35,000	35,168
6.05% 1/15/38	225,000	273,939
Southern California Gas
2.60% 6/15/26	100,000	97,291
3.15% 9/15/24	100,000	102,878
Union Electric
2.95% 6/15/27	100,000	99,096
3.50% 4/15/24	100,000	104,225
3.65% 4/15/45	100,000	98,830
3.90% 9/15/42	250,000	258,821
8.45% 3/15/39	80,000	128,663
Virginia Electric & Power
2.75% 3/15/23	100,000	100,444

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Virginia Electric & Power (continued)
2.95% 11/15/26	100,000	$99,140
3.15% 1/15/26	70,000	70,518
3.50% 3/15/27	150,000	154,546
4.00% 11/15/46	45,000	46,599
4.45% 2/15/44	325,000	356,477
4.65% 8/15/43	150,000	169,832
5.00% 6/30/19	200,000	211,742
6.00% 5/15/37	25,000	32,176
6.35% 11/30/37	100,000	133,385
8.875% 11/15/38	100,000	169,876
WEC Energy Group
2.45% 6/15/20	50,000	50,481
3.55% 6/15/25	50,000	51,646
Wisconsin Electric Power 2.95% 9/15/21	100,000	102,684
Wisconsin Public Service 4.752% 11/1/44	200,000	232,626

		14,675,205

Oil, Gas & Consumable Fuels–2.69%
Anadarko Finance 7.50% 5/1/31	250,000	313,124
Anadarko Petroleum
5.55% 3/15/26	400,000	447,765
6.45% 9/15/36	250,000	295,131
7.95% 6/15/39	200,000	253,228
8.70% 3/15/19	200,000	220,670
Apache
3.25% 4/15/22	473,000	480,398
4.25% 1/15/44	100,000	94,029
4.75% 4/15/43	200,000	201,320
5.10% 9/1/40	350,000	358,794
5.25% 2/1/42	100,000	105,188
6.00% 1/15/37	50,000	58,023
Boardwalk Pipelines
3.375% 2/1/23	100,000	99,333
4.45% 7/15/27	70,000	71,812
4.95% 12/15/24	50,000	53,049
5.75% 9/15/19	100,000	106,546
5.95% 6/1/26	50,000	55,773
BP Capital Markets
1.676% 5/3/19	60,000	59,814
2.112% 9/16/21	250,000	247,934
2.237% 5/10/19	400,000	403,188
2.241% 9/26/18	400,000	402,355
2.315% 2/13/20	650,000	656,213
2.75% 5/10/23	250,000	249,149
3.017% 1/16/27	250,000	243,526
3.119% 5/4/26	75,000	74,420
3.216% 11/28/23	150,000	152,463
3.245% 5/6/22	200,000	205,875
3.535% 11/4/24	100,000	102,756

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets (continued)
3.723% 11/28/28	90,000	$92,453
3.994% 9/26/23	250,000	265,527
4.742% 3/11/21	500,000	543,625
4.75% 3/10/19	300,000	314,765
Buckeye Partners
3.95% 12/1/26	35,000	34,711
4.875% 2/1/21	260,000	275,472
5.85% 11/15/43	500,000	538,201
Burlington Resources Finance 7.20% 8/15/31	100,000	132,346
Canadian Natural Resources
2.95% 1/15/23	200,000	198,657
3.80% 4/15/24	43,000	43,580
3.85% 6/1/27	250,000	248,481
3.90% 2/1/25	200,000	201,553
4.95% 6/1/47	100,000	101,884
5.85% 2/1/35	200,000	222,441
6.25% 3/15/38	150,000	175,366
Cenovus Energy
3.00% 8/15/22	150,000	143,590
#144A 4.25% 4/15/27	250,000	238,625
4.45% 9/15/42	320,000	261,436
#144A 5.25% 6/15/37	105,000	98,356
#144A 5.40% 6/15/47	200,000	187,345
5.70% 10/15/19	205,000	216,471
Chevron
1.561% 5/16/19	200,000	199,472
1.686% 2/28/19	150,000	150,141
1.79% 11/16/18	150,000	150,490
1.991% 3/3/20	94,000	94,282
2.10% 5/16/21	200,000	199,506
2.193% 11/15/19	500,000	505,097
2.355% 12/5/22	500,000	498,067
2.498% 3/3/22	200,000	202,000
2.566% 5/16/23	200,000	200,496
2.895% 3/3/24	150,000	151,350
2.954% 5/16/26	200,000	198,733
3.191% 6/24/23	550,000	569,686
3.326% 11/17/25	150,000	153,896
4.95% 3/3/19	100,000	105,345
Cimarex Energy 3.90% 5/15/27	215,000	216,607
CNOOC Finance 2013
3.00% 5/9/23	250,000	247,636
4.25% 5/9/43	1,000,000	1,006,454
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	200,793
4.20% 5/5/45	200,000	200,060
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	200,382
ConocoPhillips
2.40% 12/15/22	450,000	442,889

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips (continued)
3.35% 5/15/25	180,000	$183,181
4.15% 11/15/34	90,000	90,714
4.20% 3/15/21	200,000	212,227
4.30% 11/15/44	150,000	153,764
4.95% 3/15/26	250,000	278,916
5.75% 2/1/19	95,000	100,590
5.90% 5/15/38	450,000	552,970
5.95% 3/15/46	100,000	125,541
6.50% 2/1/39	380,000	500,552
ConocoPhillips Holding 6.95% 4/15/29	200,000	257,060
Devon Energy
3.25% 5/15/22	250,000	248,738
4.00% 7/15/21	100,000	103,147
4.75% 5/15/42	100,000	97,301
5.00% 6/15/45	70,000	70,981
5.60% 7/15/41	300,000	312,604
5.85% 12/15/25	150,000	170,739
7.95% 4/15/32	100,000	130,697
Devon Financing 7.875% 9/30/31	200,000	260,137
Ecopetrol
4.125% 1/16/25	500,000	491,250
5.375% 6/26/26	210,000	218,925
5.875% 9/18/23	200,000	219,200
5.875% 5/28/45	155,000	143,065
7.625% 7/23/19	200,000	221,500
Enable Midstream Partners
3.90% 5/15/24	200,000	198,633
4.40% 3/15/27	100,000	100,553
5.00% 5/15/44	70,000	65,820
Enbridge
2.90% 7/15/22	200,000	199,832
3.50% 6/10/24	100,000	100,109
3.70% 7/15/27	200,000	200,268
4.00% 10/1/23	150,000	157,701
4.25% 12/1/26	100,000	104,412
4.50% 6/10/44	100,000	98,241
5.50% 12/1/46	100,000	112,277
Enbridge Energy Partners
5.20% 3/15/20	100,000	106,113
7.50% 4/15/38	300,000	377,339
9.875% 3/1/19	50,000	55,936
Encana 3.90% 11/15/21	600,000	612,149
Energy Transfer
3.60% 2/1/23	100,000	100,584
4.05% 3/15/25	100,000	100,562
4.15% 10/1/20	150,000	155,903
4.20% 4/15/27	150,000	150,252
4.75% 1/15/26	400,000	416,839
5.15% 3/15/45	150,000	146,265
5.20% 2/1/22	250,000	269,057

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer (continued)
5.30% 4/15/47	150,000	$148,953
5.95% 10/1/43	125,000	132,869
6.125% 12/15/45	400,000	434,456
6.50% 2/1/42	150,000	168,091
7.50% 7/1/38	200,000	243,274
EnLink Midstream Partners
4.85% 7/15/26	120,000	125,073
5.45% 6/1/47	350,000	350,265
Enterprise Products Operating
2.85% 4/15/21	355,000	359,332
3.35% 3/15/23	350,000	359,834
3.70% 2/15/26	150,000	153,049
3.75% 2/15/25	640,000	660,130
3.90% 2/15/24	200,000	208,318
3.95% 2/15/27	245,000	253,731
4.05% 2/15/22	100,000	105,587
4.45% 2/15/43	125,000	124,694
4.85% 8/15/42	200,000	212,450
4.85% 3/15/44	125,000	133,008
4.90% 5/15/46	100,000	107,957
5.20% 9/1/20	100,000	108,612
5.25% 1/31/20	100,000	107,410
5.70% 2/15/42	150,000	176,195
5.95% 2/1/41	100,000	118,868
6.125% 10/15/39	50,000	60,133
6.50% 1/31/19	100,000	106,706
7.55% 4/15/38	100,000	135,465
EOG Resources
2.625% 3/15/23	150,000	148,246
3.15% 4/1/25	250,000	246,278
3.90% 4/1/35	350,000	340,508
4.15% 1/15/26	100,000	105,252
4.40% 6/1/20	150,000	158,647
6.875% 10/1/18	25,000	26,455
EQT
4.875% 11/15/21	100,000	106,758
8.125% 6/1/19	75,000	82,798
EQT Midstream Partners
4.00% 8/1/24	55,000	55,895
4.125% 12/1/26	65,000	65,710
Exxon Mobil
1.708% 3/1/19	250,000	250,609
1.819% 3/15/19	500,000	502,092
2.222% 3/1/21	105,000	105,743
2.726% 3/1/23	170,000	172,141
3.043% 3/1/26	750,000	757,258
3.567% 3/6/45	800,000	771,526
4.114% 3/1/46	165,000	174,501
Hess
4.30% 4/1/27	150,000	146,806

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Hess (continued)
5.60% 2/15/41	200,000	$197,250
5.80% 4/1/47	150,000	151,781
7.125% 3/15/33	100,000	113,243
7.30% 8/15/31	250,000	288,425
Husky Energy
3.95% 4/15/22	150,000	155,213
4.00% 4/15/24	50,000	50,773
7.25% 12/15/19	125,000	138,965
Kerr-McGee 6.95% 7/1/24	100,000	117,443
Kinder Morgan
4.30% 6/1/25	200,000	208,274
5.55% 6/1/45	700,000	744,483
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	302,155
3.50% 3/1/21	520,000	532,903
3.50% 9/1/23	500,000	505,475
3.95% 9/1/22	100,000	103,434
5.00% 8/15/42	500,000	490,500
5.00% 3/1/43	250,000	242,030
5.30% 9/15/20	250,000	269,324
5.80% 3/15/35	150,000	162,741
6.50% 9/1/39	100,000	113,590
6.55% 9/15/40	200,000	229,482
7.75% 3/15/32	200,000	251,743
Magellan Midstream Partners
4.25% 2/1/21	150,000	158,118
4.25% 9/15/46	180,000	176,484
5.00% 3/1/26	100,000	110,472
6.55% 7/15/19	50,000	54,251
Marathon Oil
2.80% 11/1/22	125,000	119,990
6.60% 10/1/37	100,000	110,671
Marathon Petroleum
3.625% 9/15/24	250,000	252,996
5.00% 9/15/54	500,000	459,327
5.125% 3/1/21	135,000	146,455
6.50% 3/1/41	145,000	167,997
MPLX
4.125% 3/1/27	165,000	165,882
4.875% 12/1/24	500,000	533,889
5.20% 3/1/47	165,000	170,574
Nexen Energy
6.20% 7/30/19	130,000	139,400
6.40% 5/15/37	150,000	191,858
7.50% 7/30/39	200,000	289,373
Noble Energy
4.15% 12/15/21	100,000	105,470
5.05% 11/15/44	800,000	824,661
6.00% 3/1/41	135,000	151,557
8.25% 3/1/19	100,000	109,738

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum
2.60% 4/15/22	250,000	$251,373
2.70% 2/15/23	200,000	200,117
3.00% 2/15/27	250,000	243,742
3.125% 2/15/22	150,000	154,126
3.40% 4/15/26	180,000	181,828
3.50% 6/15/25	100,000	102,233
4.10% 2/15/47	250,000	249,609
4.40% 4/15/46	250,000	260,499
ONEOK Partners
3.20% 9/15/18	100,000	101,198
3.375% 10/1/22	150,000	151,546
3.80% 3/15/20	100,000	102,858
4.90% 3/15/25	100,000	107,236
6.125% 2/1/41	100,000	114,411
6.20% 9/15/43	178,000	205,160
6.65% 10/1/36	100,000	120,698
8.625% 3/1/19	100,000	110,046
Petro-Canada
5.95% 5/15/35	200,000	240,329
6.80% 5/15/38	100,000	130,727
9.25% 10/15/21	50,000	63,135
Petroleos Mexicanos
2.378% 4/15/25	152,000	152,271
3.125% 1/23/19	80,000	80,760
3.50% 7/18/18	200,000	202,920
3.50% 1/30/23	800,000	768,800
4.50% 1/23/26	250,000	243,633
4.625% 9/21/23	300,000	304,350
4.875% 1/24/22	1,250,000	1,290,887
4.875% 1/18/24	500,000	507,700
#144A 5.375% 3/13/22	700,000	737,800
5.50% 1/21/21	400,000	420,100
5.625% 1/23/46	500,000	445,125
6.00% 3/5/20	260,000	279,370
6.375% 1/23/45	609,000	596,820
#144A 6.50% 3/13/27	700,000	752,850
6.50% 6/2/41	800,000	798,400
6.625% 6/15/35	250,000	259,687
6.75% 9/21/47	300,000	303,714
8.00% 5/3/19	550,000	602,937
Phillips 66
4.65% 11/15/34	350,000	369,483
5.875% 5/1/42	250,000	303,119
Phillips 66 Partners
3.55% 10/1/26	100,000	97,320
4.90% 10/1/46	100,000	98,819
Pioneer Natural Resources
3.45% 1/15/21	100,000	102,824
3.95% 7/15/22	100,000	104,900
4.45% 1/15/26	100,000	105,510

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline
4.30% 1/31/43	100,000	$85,875
4.50% 12/15/26	100,000	101,324
4.65% 10/15/25	200,000	205,340
4.70% 6/15/44	600,000	548,927
5.15% 6/1/42	200,000	192,747
5.75% 1/15/20	100,000	107,593
6.65% 1/15/37	125,000	140,870
8.75% 5/1/19	150,000	166,830
Sabine Pass Liquefaction
#144A 4.20% 3/15/28	70,000	70,868
5.625% 2/1/21	700,000	762,651
5.625% 3/1/25	545,000	602,085
5.75% 5/15/24	545,000	607,707
Shell International Finance
1.375% 5/10/19	400,000	397,754
1.375% 9/12/19	150,000	148,954
1.625% 11/10/18	150,000	150,195
1.75% 9/12/21	150,000	147,278
1.875% 5/10/21	200,000	197,657
2.00% 11/15/18	300,000	301,987
2.125% 5/11/20	350,000	352,061
2.25% 11/10/20	150,000	151,102
2.375% 8/21/22	250,000	248,738
2.50% 9/12/26	150,000	143,585
2.875% 5/10/26	400,000	395,164
3.25% 5/11/25	650,000	664,674
3.40% 8/12/23	650,000	675,473
3.75% 9/12/46	150,000	142,315
4.00% 5/10/46	600,000	593,957
4.125% 5/11/35	156,000	162,732
4.30% 9/22/19	200,000	210,621
4.375% 3/25/20	75,000	79,847
4.375% 5/11/45	167,000	175,199
4.55% 8/12/43	600,000	643,527
5.50% 3/25/40	100,000	121,771
6.375% 12/15/38	300,000	399,956
Spectra Energy Capital 5.65% 3/1/20	100,000	107,516
Spectra Energy Partners
2.95% 9/25/18	350,000	354,040
3.375% 10/15/26	145,000	142,012
4.50% 3/15/45	50,000	49,471
Statoil
2.45% 1/17/23	200,000	198,074
2.65% 1/15/24	100,000	98,797
3.15% 1/23/22	200,000	205,703
3.70% 3/1/24	600,000	630,807
3.95% 5/15/43	250,000	245,253
4.80% 11/8/43	150,000	168,198
5.10% 8/17/40	200,000	231,039
5.25% 4/15/19	250,000	264,761

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy
3.60% 12/1/24	250,000	$256,201
6.50% 6/15/38	250,000	321,141
6.85% 6/1/39	100,000	133,776
7.15% 2/1/32	25,000	32,565
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	200,956
3.90% 7/15/26	100,000	98,304
4.40% 4/1/21	100,000	105,162
5.30% 4/1/44	200,000	195,663
5.95% 12/1/25	100,000	112,644
TC PipeLines 4.375% 3/13/25	150,000	156,564
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	186,679
Tesoro
#144A 4.75% 12/15/23	150,000	162,375
#144A 5.125% 12/15/26	150,000	163,983
Tosco 8.125% 2/15/30	100,000	139,375
Total Capital
4.125% 1/28/21	100,000	106,554
4.45% 6/24/20	100,000	107,132
Total Capital Canada 2.75% 7/15/23	300,000	301,866
Total Capital International
2.10% 6/19/19	300,000	302,633
2.70% 1/25/23	200,000	201,176
2.875% 2/17/22	200,000	203,874
3.70% 1/15/24	100,000	105,299
TransCanada PipeLines
2.50% 8/1/22	150,000	149,921
3.125% 1/15/19	25,000	25,447
3.75% 10/16/23	150,000	157,502
3.80% 10/1/20	100,000	105,008
4.625% 3/1/34	200,000	219,855
4.875% 1/15/26	100,000	111,970
6.10% 6/1/40	100,000	128,721
6.50% 8/15/18	200,000	210,114
7.25% 8/15/38	100,000	139,425
7.625% 1/15/39	250,000	365,800
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	99,409
Valero Energy
3.65% 3/15/25	100,000	102,135
4.90% 3/15/45	150,000	156,869
6.125% 2/1/20	65,000	71,305
6.625% 6/15/37	300,000	371,639
7.50% 4/15/32	100,000	128,615
9.375% 3/15/19	200,000	223,903
Valero Energy Partners 4.375% 12/15/26	85,000	87,050
Western Gas Partners
3.95% 6/1/25	150,000	149,275
4.00% 7/1/22	150,000	153,929
5.45% 4/1/44	100,000	101,867

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners
3.75% 6/15/27	750,000	$743,896
3.90% 1/15/25	725,000	734,119
4.00% 11/15/21	100,000	104,147
4.30% 3/4/24	195,000	203,117
5.25% 3/15/20	200,000	215,373
6.30% 4/15/40	470,000	546,435
XTO Energy 6.50% 12/15/18	100,000	106,870

		79,854,503

Paper & Forest Products–0.03%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	205,201
5.00% 1/21/21	100,000	106,109
Domtar 4.40% 4/1/22	100,000	105,197
Fibria Overseas Finance 5.50% 1/17/27	100,000	102,390
Georgia-Pacific 8.00% 1/15/24	250,000	321,129

		840,026

Personal Products–0.07%
Estee Lauder
1.80% 2/7/20	70,000	70,071
3.15% 3/15/27	100,000	100,913
4.15% 3/15/47	65,000	68,216
4.375% 6/15/45	250,000	269,612
Unilever Capital
1.375% 7/28/21	120,000	115,899
1.80% 5/5/20	100,000	99,857
2.00% 7/28/26	100,000	92,133
2.20% 3/6/19	250,000	251,770
2.20% 5/5/22	150,000	149,075
2.60% 5/5/24	100,000	98,910
2.90% 5/5/27	150,000	148,164
4.25% 2/10/21	200,000	214,049
4.80% 2/15/19	100,000	104,806
5.90% 11/15/32	133,000	173,610

		1,957,085

Pharmaceuticals–0.96%
Actavis
3.25% 10/1/22	250,000	255,722
4.625% 10/1/42	125,000	130,818
6.125% 8/15/19	45,000	48,619
Allergan Funding
2.45% 6/15/19	210,000	211,375
3.45% 3/15/22	500,000	515,947
3.80% 3/15/25	500,000	518,011
4.55% 3/15/35	1,000,000	1,070,550
4.85% 6/15/44	650,000	705,641
AstraZeneca
1.75% 11/16/18	150,000	150,153
2.375% 11/16/20	250,000	251,559
2.375% 6/12/22	150,000	149,751

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AstraZeneca (continued)
3.125% 6/12/27	150,000	$149,581
3.375% 11/16/25	450,000	460,126
4.00% 9/18/42	150,000	152,547
4.375% 11/16/45	95,000	102,296
6.45% 9/15/37	450,000	607,156
Bristol-Myers Squibb
1.75% 3/1/19	200,000	200,593
2.00% 8/1/22	100,000	98,381
3.25% 8/1/42	100,000	90,622
4.50% 3/1/44	500,000	552,843
Eli Lilly & Co.
1.95% 3/15/19	250,000	251,169
2.35% 5/15/22	75,000	75,256
3.10% 5/15/27	98,000	99,086
3.95% 5/15/47	107,000	110,772
5.50% 3/15/27	100,000	120,169
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	766,795
5.375% 4/15/34	100,000	120,467
6.375% 5/15/38	450,000	619,036
Johnson & Johnson
1.125% 3/1/19	95,000	94,524
1.65% 12/5/18	800,000	802,122
1.65% 3/1/21	150,000	148,601
2.05% 3/1/23	150,000	148,600
2.25% 3/3/22	200,000	201,193
2.45% 12/5/21	150,000	152,649
2.45% 3/1/26	150,000	146,437
2.95% 9/1/20	100,000	103,517
2.95% 3/3/27	200,000	202,640
3.55% 5/15/21	100,000	106,022
3.55% 3/1/36	70,000	72,299
3.625% 3/3/37	127,000	133,079
3.70% 3/1/46	80,000	82,401
3.75% 3/3/47	200,000	207,788
4.375% 12/5/33	183,000	208,502
4.85% 5/15/41	100,000	120,808
5.15% 7/15/18	250,000	259,342
5.85% 7/15/38	100,000	133,023
Merck & Co.
1.85% 2/10/20	400,000	400,924
2.40% 9/15/22	150,000	151,322
2.75% 2/10/25	900,000	898,025
2.80% 5/18/23	250,000	254,945
3.60% 9/15/42	100,000	97,939
3.875% 1/15/21	400,000	423,864
4.15% 5/18/43	242,000	258,490
6.50% 12/1/33	100,000	133,951
6.55% 9/15/37	100,000	138,231
Merck Sharp & Dohme
5.00% 6/30/19	100,000	106,281

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck Sharp & Dohme (continued)
5.85% 6/30/39	50,000	$65,405
Mylan
2.50% 6/7/19	145,000	146,227
2.55% 3/28/19	75,000	75,573
3.00% 12/15/18	65,000	65,901
3.15% 6/15/21	250,000	254,566
3.75% 12/15/20	100,000	104,023
3.95% 6/15/26	250,000	253,773
5.25% 6/15/46	160,000	175,695
5.40% 11/29/43	133,000	146,927
Novartis Capital
1.80% 2/14/20	110,000	110,119
2.40% 5/17/22	200,000	201,711
2.40% 9/21/22	250,000	251,250
3.00% 11/20/25	250,000	252,848
3.10% 5/17/27	125,000	126,732
3.40% 5/6/24	250,000	261,119
3.70% 9/21/42	150,000	151,048
4.00% 11/20/45	250,000	262,503
4.40% 4/24/20	100,000	106,871
4.40% 5/6/44	250,000	278,051
Novartis Securities Investment 5.125% 2/10/19	400,000	421,256
Perrigo Finance Unlimited 4.375% 3/15/26	200,000	206,632
Pfizer
1.45% 6/3/19	150,000	149,450
1.70% 12/15/19	150,000	150,292
1.95% 6/3/21	150,000	149,854
2.10% 5/15/19	300,000	302,780
2.20% 12/15/21	150,000	150,379
2.75% 6/3/26	150,000	147,820
3.00% 6/15/23	200,000	206,507
3.00% 12/15/26	450,000	451,809
3.40% 5/15/24	400,000	418,480
4.00% 12/15/36	100,000	105,862
4.125% 12/15/46	455,000	483,837
4.40% 5/15/44	400,000	440,281
7.20% 3/15/39	300,000	449,655
Sanofi 4.00% 3/29/21	325,000	345,858
Shire Acquisitions Investments Ireland
1.90% 9/23/19	500,000	497,947
2.40% 9/23/21	500,000	494,661
2.875% 9/23/23	300,000	297,772
3.20% 9/23/26	300,000	293,936
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	174,208
6.15% 2/1/36	100,000	117,879
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	249,913
3.65% 11/10/21	250,000	258,416

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
1.40% 7/20/18	200,000	$199,580
1.70% 7/19/19	415,000	411,492
2.20% 7/21/21	250,000	245,650
2.80% 7/21/23	310,000	301,935
3.15% 10/1/26	480,000	456,747
4.10% 10/1/46	385,000	356,074
Wyeth
5.95% 4/1/37	350,000	453,309
6.00% 2/15/36	100,000	127,512
6.50% 2/1/34	100,000	131,893
Zoetis
3.25% 2/1/23	163,000	167,260
3.45% 11/13/20	75,000	77,623
4.50% 11/13/25	200,000	218,724
4.70% 2/1/43	150,000	163,561

		28,339,746

Professional Services–0.01%
Equifax 2.30% 6/1/21	125,000	124,257
Verisk Analytics
4.00% 6/15/25	100,000	103,499
4.125% 9/12/22	100,000	105,506

		333,262

Real Estate Management & Development–0.01%
CBRE Services 4.875% 3/1/26	300,000	319,947

		319,947

Road & Rail–0.36%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	513,125
3.00% 4/1/25	250,000	253,037
3.05% 3/15/22	150,000	155,010
3.25% 6/15/27	100,000	102,285
3.45% 9/15/21	200,000	208,608
3.65% 9/1/25	100,000	105,352
3.85% 9/1/23	100,000	107,293
3.90% 8/1/46	105,000	107,062
4.125% 6/15/47	100,000	105,430
4.15% 4/1/45	114,000	119,462
4.40% 3/15/42	100,000	107,954
4.45% 3/15/43	100,000	108,889
4.70% 9/1/45	100,000	112,895
4.95% 9/15/41	100,000	116,189
5.05% 3/1/41	100,000	117,129
5.15% 9/1/43	150,000	179,969
5.75% 5/1/40	200,000	253,079
6.15% 5/1/37	100,000	132,066
Canadian National Railway
2.75% 3/1/26	50,000	49,607
2.95% 11/21/24	100,000	101,878
3.20% 8/2/46	100,000	91,531

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian National Railway (continued)
5.55% 3/1/19	200,000	$212,254
6.20% 6/1/36	100,000	131,723
6.25% 8/1/34	100,000	132,174
Canadian Pacific Railway
2.90% 2/1/25	150,000	148,911
4.45% 3/15/23	100,000	108,018
4.80% 9/15/35	65,000	72,685
4.80% 8/1/45	100,000	113,556
6.125% 9/15/15	65,000	81,947
7.125% 10/15/31	150,000	205,146
7.25% 5/15/19	65,000	71,161
CSX
3.25% 6/1/27	100,000	100,845
3.35% 11/1/25	250,000	256,631
3.70% 10/30/20	275,000	287,581
3.70% 11/1/23	94,000	98,959
3.80% 11/1/46	150,000	147,470
3.95% 5/1/50	90,000	88,150
4.10% 3/15/44	100,000	102,933
4.25% 11/1/66	100,000	99,081
4.40% 3/1/43	200,000	213,854
5.50% 4/15/41	200,000	241,667
6.15% 5/1/37	120,000	154,735
6.22% 4/30/40	100,000	131,991
Kansas City Southern
4.30% 5/15/43	100,000	98,971
4.95% 8/15/45	100,000	109,473
Norfolk Southern
2.90% 6/15/26	165,000	162,696
2.903% 2/15/23	121,000	122,499
3.00% 4/1/22	118,000	120,755
3.15% 6/1/27	50,000	49,931
3.25% 12/1/21	100,000	103,350
3.85% 1/15/24	150,000	158,862
4.45% 6/15/45	100,000	107,205
4.65% 1/15/46	100,000	111,175
4.80% 8/15/43	125,000	140,965
4.837% 10/1/41	111,000	125,204
5.90% 6/15/19	100,000	107,655
6.00% 5/23/11	100,000	121,003
Ryder System
2.25% 9/1/21	120,000	118,587
2.45% 9/3/19	250,000	252,401
2.80% 3/1/22	60,000	60,274
2.875% 9/1/20	50,000	50,593
3.45% 11/15/21	25,000	25,823
Union Pacific
2.75% 3/1/26	250,000	247,165
3.25% 1/15/25	495,000	510,705
3.25% 8/15/25	50,000	51,443

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific (continued)
3.35% 8/15/46	150,000	$140,204
3.375% 2/1/35	200,000	198,183
3.646% 2/15/24	185,000	195,803
3.799% 10/1/51	332,000	326,019
3.875% 2/1/55	94,000	90,997
4.00% 2/1/21	65,000	68,924
4.00% 4/15/47	100,000	102,819
4.05% 11/15/45	50,000	51,859
4.163% 7/15/22	190,000	205,726
4.375% 11/15/65	30,000	31,456

		10,718,047

Semiconductors & Semiconductor Equipment–0.36%
Altera 2.50% 11/15/18	250,000	253,249
Analog Devices
2.50% 12/5/21	60,000	60,116
3.125% 12/5/23	150,000	151,814
3.50% 12/5/26	150,000	151,463
3.90% 12/15/25	60,000	62,475
5.30% 12/15/45	100,000	114,982
Applied Materials
2.625% 10/1/20	100,000	101,768
3.30% 4/1/27	80,000	81,399
3.90% 10/1/25	70,000	74,651
4.35% 4/1/47	70,000	74,487
5.10% 10/1/35	70,000	82,474
5.85% 6/15/41	350,000	446,082
Broadcom
#144A 2.375% 1/15/20	350,000	350,722
#144A 3.00% 1/15/22	350,000	353,494
#144A 3.625% 1/15/24	350,000	358,556
#144A 3.875% 1/15/27	350,000	360,113
Intel
1.70% 5/19/21	100,000	98,758
2.35% 5/11/22	200,000	200,602
2.45% 7/29/20	480,000	488,322
2.60% 5/19/26	150,000	145,158
2.70% 12/15/22	150,000	152,033
3.30% 10/1/21	254,000	265,752
3.70% 7/29/25	365,000	383,580
4.00% 12/15/32	250,000	264,223
4.10% 5/19/46	150,000	155,860
4.25% 12/15/42	250,000	265,153
4.80% 10/1/41	172,000	197,468
4.90% 7/29/45	520,000	605,626
KLA-Tencor 4.65% 11/1/24	300,000	324,479
Lam Research
2.75% 3/15/20	100,000	101,337
2.80% 6/15/21	150,000	152,298
Maxim Integrated Products
2.50% 11/15/18	200,000	201,694

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products (continued)
3.375% 3/15/23	100,000	$101,659
NVIDIA
2.20% 9/16/21	120,000	118,780
3.20% 9/16/26	200,000	198,698
QUALCOMM
1.85% 5/20/19	120,000	120,307
2.10% 5/20/20	90,000	90,449
2.25% 5/20/20	300,000	302,971
2.60% 1/30/23	300,000	299,137
2.90% 5/20/24	200,000	199,777
3.00% 5/20/22	300,000	307,869
3.25% 5/20/27	200,000	200,704
3.45% 5/20/25	300,000	308,664
4.30% 5/20/47	115,000	117,770
4.65% 5/20/35	200,000	218,352
4.80% 5/20/45	200,000	220,024
Texas Instruments
1.65% 8/3/19	100,000	100,100
2.25% 5/1/23	250,000	247,019
2.625% 5/15/24	48,000	47,864
2.75% 3/12/21	75,000	76,602
Xilinx
2.95% 6/1/24	100,000	100,361
3.00% 3/15/21	200,000	204,707

		10,662,002

Software–0.71%
Activision Blizzard
2.30% 9/15/21	95,000	94,475
2.60% 6/15/22	50,000	49,908
3.40% 9/15/26	100,000	100,357
3.40% 6/15/27	45,000	44,941
4.50% 6/15/47	60,000	59,942
Adobe Systems
3.25% 2/1/25	95,000	97,194
4.75% 2/1/20	85,000	91,212
Autodesk
3.125% 6/15/20	100,000	102,036
3.50% 6/15/27	100,000	98,544
4.375% 6/15/25	100,000	105,665
CA
3.60% 8/1/20	50,000	50,804
4.70% 3/15/27	100,000	102,235
5.375% 12/1/19	100,000	105,044
Cadence Design Systems 4.375% 10/15/24	75,000	78,022
Electronic Arts
3.70% 3/1/21	100,000	104,152
4.80% 3/1/26	100,000	109,904
Microsoft
1.10% 8/8/19	325,000	321,247

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
1.30% 11/3/18	115,000	$114,840
1.55% 8/8/21	500,000	489,503
1.85% 2/6/20	200,000	200,585
2.00% 11/3/20	700,000	702,850
2.00% 8/8/23	250,000	243,827
2.375% 5/1/23	150,000	149,510
2.40% 2/6/22	200,000	202,009
2.40% 8/8/26	850,000	819,012
2.65% 11/3/22	200,000	202,999
2.875% 2/6/24	65,000	66,115
3.00% 10/1/20	300,000	311,096
3.125% 11/3/25	200,000	204,285
3.30% 2/6/27	2,115,000	2,181,221
3.45% 8/8/36	250,000	250,668
3.50% 11/15/42	150,000	148,037
3.625% 12/15/23	300,000	318,058
3.70% 8/8/46	850,000	843,339
3.75% 2/12/45	500,000	498,210
3.95% 8/8/56	200,000	200,622
4.10% 2/6/37	200,000	215,858
4.20% 6/1/19	200,000	209,882
4.20% 11/3/35	200,000	218,950
4.25% 2/6/47	200,000	217,088
4.45% 11/3/45	200,000	223,087
4.50% 10/1/40	100,000	112,092
4.50% 2/6/57	200,000	220,837
4.75% 11/3/55	200,000	229,097
4.875% 12/15/43	800,000	940,334
5.20% 6/1/39	200,000	243,546
5.30% 2/8/41	400,000	491,727
Oracle
1.90% 9/15/21	455,000	451,270
2.25% 10/8/19	300,000	303,796
2.375% 1/15/19	200,000	202,347
2.40% 9/15/23	150,000	148,181
2.50% 5/15/22	1,000,000	1,010,158
2.50% 10/15/22	550,000	553,375
2.65% 7/15/26	460,000	441,926
2.95% 5/15/25	500,000	502,958
3.85% 7/15/36	150,000	155,373
3.875% 7/15/20	100,000	105,724
3.90% 5/15/35	355,000	366,513
4.00% 7/15/46	150,000	151,871
4.30% 7/8/34	700,000	760,873
4.375% 5/15/55	800,000	842,470
4.50% 7/8/44	500,000	546,175
5.00% 7/8/19	250,000	266,370
5.375% 7/15/40	400,000	487,518

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
6.125% 7/8/39	150,000	$196,705
6.50% 4/15/38	200,000	273,701

		20,952,270

Specialty Retail–0.28%
Advance Auto Parts
4.50% 1/15/22	100,000	106,445
4.50% 12/1/23	100,000	106,273
AutoNation
3.35% 1/15/21	50,000	50,947
4.50% 10/1/25	45,000	47,032
AutoZone
2.875% 1/15/23	100,000	99,203
3.125% 4/21/26	75,000	72,307
3.75% 6/1/27	250,000	250,584
4.00% 11/15/20	75,000	78,637
Bed Bath & Beyond
3.749% 8/1/24	50,000	49,691
4.915% 8/1/34	530,000	498,913
Home Depot
1.80% 6/5/20	176,000	176,155
2.00% 6/15/19	900,000	906,544
2.00% 4/1/21	250,000	249,431
2.125% 9/15/26	155,000	145,082
2.25% 9/10/18	143,000	144,221
2.70% 4/1/23	150,000	152,301
3.00% 4/1/26	125,000	125,808
3.35% 9/15/25	265,000	275,463
3.50% 9/15/56	135,000	122,690
3.75% 2/15/24	200,000	212,770
3.90% 6/15/47	200,000	203,279
4.20% 4/1/43	150,000	159,435
4.25% 4/1/46	100,000	107,558
4.40% 4/1/21	100,000	107,837
4.875% 2/15/44	96,000	111,473
5.40% 9/15/40	100,000	124,095
5.875% 12/16/36	350,000	456,793
5.95% 4/1/41	100,000	132,494
Lowe’s
3.10% 5/3/27	250,000	249,173
3.12% 4/15/22	100,000	103,473
3.375% 9/15/25	120,000	124,082
3.70% 4/15/46	200,000	193,278
3.875% 9/15/23	200,000	215,191
4.05% 5/3/47	147,000	149,884
4.25% 9/15/44	250,000	262,196
4.375% 9/15/45	45,000	47,768
4.625% 4/15/20	150,000	159,197
4.65% 4/15/42	100,000	110,801
O’Reilly Automotive
3.55% 3/15/26	150,000	151,302

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
O’Reilly Automotive (continued)
3.80% 9/1/22	100,000	$105,253
4.875% 1/14/21	45,000	48,432
QVC 4.375% 3/15/23	600,000	607,625
Signet UK Finance 4.70% 6/15/24	50,000	48,736
TJX
2.25% 9/15/26	250,000	232,411
2.50% 5/15/23	100,000	99,424

		8,181,687

Technology Hardware, Storage & Peripherals–0.62%
Apple
1.10% 8/2/19	250,000	247,405
1.55% 2/7/20	950,000	945,681
1.55% 8/4/21	250,000	244,387
1.70% 2/22/19	85,000	85,254
1.90% 2/7/20	150,000	150,433
2.00% 5/6/20	100,000	100,521
2.10% 5/6/19	250,000	252,412
2.15% 2/9/22	250,000	248,528
2.25% 2/23/21	500,000	503,571
2.30% 5/11/22	150,000	149,828
2.40% 5/3/23	822,000	816,193
2.45% 8/4/26	250,000	239,343
2.50% 2/9/22	150,000	151,425
2.50% 2/9/25	250,000	244,760
2.70% 5/13/22	100,000	101,896
2.85% 2/23/23	450,000	458,149
3.00% 6/20/27	925,000	921,534
3.20% 5/13/25	150,000	153,355
3.20% 5/11/27	154,000	155,991
3.25% 2/23/26	415,000	422,894
3.35% 2/9/27	200,000	204,712
3.45% 5/6/24	350,000	364,432
3.45% 2/9/45	125,000	117,764
3.85% 5/4/43	350,000	350,758
3.85% 8/4/46	635,000	636,225
4.25% 2/9/47	25,000	26,583
4.375% 5/13/45	100,000	108,384
4.45% 5/6/44	600,000	654,375
4.50% 2/23/36	250,000	281,064
4.65% 2/23/46	530,000	595,547
Dell International
#144A 3.48% 6/1/19	765,000	783,242
#144A 4.42% 6/15/21	900,000	949,638
#144A 5.45% 6/15/23	905,000	983,301
#144A 6.02% 6/15/26	250,000	275,848
#144A 8.10% 7/15/36	135,000	170,128
#144A 8.35% 7/15/46	130,000	168,308
Hewlett Packard Enterprise
2.85% 10/5/18	650,000	655,762

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise (continued)
3.60% 10/15/20	550,000	$567,531
4.90% 10/15/25	450,000	472,562
6.20% 10/15/35	250,000	271,060
6.35% 10/15/45	250,000	265,104
HP
4.30% 6/1/21	200,000	212,756
4.375% 9/15/21	150,000	160,025
4.65% 12/9/21	350,000	378,122
6.00% 9/15/41	305,000	324,117
HP Enterprise Services 7.45% 10/15/29	25,000	30,520
NetApp 3.375% 6/15/21	150,000	154,006
Seagate HDD Cayman
3.75% 11/15/18	600,000	614,775
#144A 4.25% 3/1/22	100,000	101,753
#144A 4.875% 3/1/24	100,000	102,061
Xerox
2.80% 5/15/20	250,000	249,496
3.50% 8/20/20	100,000	101,860
4.50% 5/15/21	345,000	361,690

		18,287,069

Textiles, Apparel & Luxury Goods–0.03%
Coach
3.00% 7/15/22	150,000	148,066
4.125% 7/15/27	150,000	148,669
NIKE
2.25% 5/1/23	100,000	99,066
2.375% 11/1/26	150,000	142,475
3.375% 11/1/46	100,000	92,259
3.625% 5/1/43	100,000	96,112
3.875% 11/1/45	100,000	100,922
Ralph Lauren 2.125% 9/26/18	50,000	50,280

		877,849

Tobacco–0.23%
Altria Group
2.625% 1/14/20	1,000,000	1,015,861
2.625% 9/16/26	145,000	139,774
2.85% 8/9/22	200,000	203,264
3.875% 9/16/46	200,000	194,773
4.00% 1/31/24	89,000	95,036
4.50% 5/2/43	100,000	106,704
4.75% 5/5/21	200,000	218,257
5.375% 1/31/44	63,000	76,116
9.70% 11/10/18	119,000	131,354
Philip Morris International
1.375% 2/25/19	65,000	64,590
1.625% 2/21/19	100,000	99,710
1.875% 1/15/19	500,000	500,872
1.875% 2/25/21	100,000	98,821
2.00% 2/21/20	100,000	100,252

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Philip Morris International (continued)
2.125% 5/10/23	50,000	$48,427
2.625% 2/18/22	75,000	75,558
2.75% 2/25/26	100,000	97,762
2.90% 11/15/21	250,000	256,049
3.375% 8/11/25	100,000	102,549
3.60% 11/15/23	600,000	625,618
4.125% 3/4/43	150,000	151,905
4.25% 11/10/44	85,000	87,712
4.375% 11/15/41	200,000	210,554
4.50% 3/26/20	100,000	106,709
4.50% 3/20/42	100,000	106,616
6.375% 5/16/38	150,000	198,222
Reynolds American
3.25% 6/12/20	49,000	50,483
4.00% 6/12/22	490,000	519,814
4.45% 6/12/25	105,000	112,675
4.85% 9/15/23	225,000	248,398
5.70% 8/15/35	50,000	59,423
5.85% 8/15/45	480,000	590,110
6.15% 9/15/43	125,000	156,649
8.125% 6/23/19	100,000	111,583

		6,962,200

Trading Companies & Distributors–0.06%
Air Lease
2.625% 9/4/18	100,000	100,772
2.625% 7/1/22	200,000	198,458
3.375% 1/15/19	250,000	254,740
3.375% 6/1/21	100,000	102,748
3.875% 4/1/21	125,000	130,501
4.25% 9/15/24	300,000	315,121
GATX
2.50% 3/15/19	167,000	168,397
2.60% 3/30/20	100,000	101,100
3.25% 9/15/26	50,000	48,343
3.85% 3/30/27	50,000	50,420
5.20% 3/15/44	50,000	53,723
WW Grainger
3.75% 5/15/46	150,000	143,553
4.20% 5/15/47	100,000	103,346
4.60% 6/15/45	55,000	59,900

		1,831,122

Water Utilities–0.02%
American Water Capital
3.85% 3/1/24	250,000	265,473
4.00% 12/1/46	50,000	51,982
4.30% 12/1/42	100,000	108,211
United Utilities 5.375% 2/1/19	100,000	104,275

		529,941

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.16%
America Movil
3.125% 7/16/22	200,000	$204,315
4.375% 7/16/42	200,000	202,850
5.00% 10/16/19	500,000	534,039
5.00% 3/30/20	200,000	215,118
6.125% 11/15/37	150,000	182,013
6.125% 3/30/40	250,000	304,940
6.375% 3/1/35	25,000	31,010
Rogers Communications
2.90% 11/15/26	200,000	192,990
3.00% 3/15/23	125,000	125,906
3.625% 12/15/25	65,000	66,651
4.10% 10/1/23	300,000	318,633
4.50% 3/15/43	100,000	103,734
5.00% 3/15/44	100,000	113,541
6.80% 8/15/18	150,000	158,277
7.50% 8/15/38	25,000	34,242
Vodafone Group
2.50% 9/26/22	300,000	297,993
2.95% 2/19/23	225,000	226,492
4.375% 2/19/43	150,000	148,691
5.45% 6/10/19	300,000	319,467
6.15% 2/27/37	700,000	851,085
7.875% 2/15/30	100,000	135,352

		4,767,339

Total Corporate Bonds (Cost $761,309,201)		791,799,987

MUNICIPAL BONDS–0.63%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	64,773
7.834% 2/15/41	55,000	81,159
8.084% 2/15/50	800,000	1,291,776
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	284,862
Series S1 6.918% 4/1/40	100,000	141,506
Series S1 7.043% 4/1/50	100,000	153,174
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	98,975
California State Taxable Build America Bonds
7.30% 10/1/39	1,100,000	1,607,991
7.60% 11/1/40	80,000	124,609
7.625% 3/1/40	85,000	129,944
7.95% 3/1/36	100,000	114,225
California State University Systemwide-Taxable Series B 3.899% 11/1/47	50,000	51,443
California State Various Purposes
6.20% 10/1/19	100,000	109,568

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
California State Various Purposes (continued)
7.50% 4/1/34	325,000	$473,398
7.55% 4/1/39	600,000	916,632
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	63,793
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	103,112
Series B 7.75% 1/1/42	100,000	102,023
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	127,302
Series B 6.899% 12/1/40	40,000	50,921
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	54,787
Series C 6.82% 7/1/45	75,000	108,848
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	126,239
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	116,602
Series E 4.20% 12/1/21	100,000	106,881
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	119,334
Series D 5.09% 10/1/30	200,000	220,448
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	267,958
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	114,608
East Bay, California Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	132,347
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	183,473
Illinois State Taxable Pension
4.95% 6/1/23	100,000	100,493
5.10% 6/1/33	800,000	749,696
Kansas Development Finance Authority Series H 4.927% 4/15/45	100,000	109,539
Los Angeles, California Community College District 6.75% 8/1/49	100,000	152,624
Los Angeles, California County Public Works Financing Authority 7.618% 8/1/40	100,000	148,056

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	$434,067
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,439
Series B 6.731% 7/1/43	50,000	67,444
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	125,133
6.668% 11/15/39	130,000	177,893
Series E 6.814% 11/15/40	500,000	699,240
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	119,391
Missouri State Health & Educational Facilities Authority Taxable (Washington Univesity) Series A 3.652% 8/15/57	150,000	148,103
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	153,475
Taxable 6.637% 4/1/57	150,000	184,062
Taxable 7.055% 4/1/57	100,000	115,431
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	276,759
^Series B 0.623% 2/15/22 (AGM)	200,000	171,040
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	116,664
Series C 5.754% 12/15/28	100,000	106,283
Series C 6.104% 12/15/28	200,000	209,852
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	513,996
Series F 7.414% 1/1/40	90,000	136,058
New York City, New York 5.517% 10/1/37	85,000	105,353
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	85,000
5.75% 6/15/41	100,000	132,162
5.952% 6/15/42	100,000	135,119
6.011% 6/15/42	35,000	47,570
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	116,227
Series F-1 6.271% 12/1/37	100,000	135,699
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	251,110

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	$81,385
New York State Dormitory Authority Taxable Build America Bonds 5.60% 3/15/40	100,000	125,331
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	61,678
Ohio State University Taxable Series A 3.798% 12/1/46	100,000	102,682
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	119,663
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	293,827
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	95,519
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	109,610
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds Series B 5.511% 12/1/45	150,000	185,670
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	315,645
Series 168th 4.926% 10/1/51	350,000	411,757
Series 174th 4.458% 10/1/62	250,000	273,835
Series 181st 4.96% 8/1/46	155,000	184,548
Series 192nd 4.81% 10/15/65	250,000	289,965
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	186,409
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	70,856
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	274,977
5.985% 2/1/39	50,000	64,983
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	131,616
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	135,961

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	$141,257
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	131,055
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	236,858
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	135,655
University of California Taxable
Series AD 4.858% 5/15/12	250,000	258,683
Series AQ 4.767% 5/15/15	250,000	253,365
Series AX 3.063% 7/1/25	100,000	101,095
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	106,322
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	105,407
Series D 4.554% 7/1/24	60,000	65,870

Total Municipal Bonds (Cost $15,834,379)		18,728,173

NON-AGENCY ASSET-BACKED SECURITIES–0.44%
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	700,119
American Express Credit Account Master Trust Series 2017-1 A 1.93% 9/15/22	1,000,000	1,002,222
BA Credit Card Trust Series 2017-A1 A1 1.95% 8/15/22	350,000	351,169
BMW Vehicle Lease Trust Series 2017-1 A3 1.98% 5/20/20	750,000	752,531
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,607,391
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,129,946
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	993,766
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,023,287
Discover Card Execution Note Trust Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,007,414
Ford Credit Auto Owner Trust Series 2017-A A3 1.67% 6/15/21	700,000	699,481
Honda Auto Receivables Owner Trust Series 2016-1 A4 1.38% 4/18/22	1,285,000	1,278,535
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	865,571
Series 2016-3 C 2.46% 3/15/22	1,000,000	1,001,247
Toyota Auto Receivables Owner Trust Series 2017-B A3 1.76% 7/15/21	700,000	700,436

Total Non-Agency Asset-Backed Securities (Cost $13,032,451)		13,113,115

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.07%
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	$1,278,569
Series 2013-GC11 AS 3.422% 4/10/46	770,000	790,259
Series 2013-GC15 A3 4.095% 9/10/46	800,000	856,011
•Series 2015-GC33 B 4.723% 9/10/58	500,000	533,452
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,016,165
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,448,399
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,569,901
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	1,018,242
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,042,627
◆Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	576,816
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.718% 8/15/48	1,000,000	1,040,736
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,512,774
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,531,295
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.409% 8/15/46	1,475,000	1,587,132
Series 2016-C1 A5 3.576% 3/15/49	2,000,000	2,066,830
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,015,335
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,146,011
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	739,576
Series 2013-C11 A2 3.085% 8/15/46	604,698	612,145
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,021,632
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,308,400
Series 2015-C25 ASB 3.383% 10/15/48	800,000	833,995
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	515,288
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,041,160
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.431% 7/15/46	400,000	418,020
Series 2015-C30 A3 3.411% 9/15/58	500,000	511,362
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,039,087
Series 2015-P2 A4 3.809% 12/15/48	665,000	700,127
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	952,449
•Series 2013-C15 C 4.628% 8/15/46	1,000,000	1,016,687
Series 2014-C22 A5 3.752% 9/15/57	1,000,000	1,046,226

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $31,721,601)		31,786,708

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS–0.23%
Canada–0.22%
Province of British Columbia Canada
2.00% 10/23/22	150,000	$148,771
6.50% 1/15/26	100,000	126,698
7.25% 9/1/36	100,000	154,717
Province of Manitoba Canada 2.10% 9/6/22	63,000	62,421
Province of Ontario Canada
1.625% 1/18/19	900,000	900,277
1.65% 9/27/19	100,000	99,741
1.875% 5/21/20	500,000	499,511
2.00% 9/27/18	300,000	301,775
2.40% 2/8/22	750,000	756,277
2.45% 6/29/22	150,000	151,340
3.00% 7/16/18	200,000	203,019
4.00% 10/7/19	200,000	209,786
4.40% 4/14/20	400,000	426,770
Province of Quebec Canada
2.50% 4/20/26	1,000,000	984,534
2.625% 2/13/23	350,000	355,613
2.75% 4/12/27	300,000	299,060
3.50% 7/29/20	300,000	314,126
7.50% 7/15/23	200,000	252,104
7.50% 9/15/29	175,000	250,087
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	126,216

		6,622,843

Japan–0.01%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	105,414

		105,414

Total Regional Bonds (Cost $6,576,485)		6,728,257

ΔSOVEREIGN BONDS–1.33%
Canada–0.08%
Canada Government International Bond 1.625% 2/27/19	1,000,000	1,003,504
Export Development Canada
1.25% 12/10/18	80,000	79,785
1.50% 5/26/21	200,000	197,160
1.75% 7/21/20	1,000,000	1,001,670

		2,282,119

Chile–0.03%
Chile Government International Bonds
2.25% 10/30/22	100,000	99,150
3.125% 1/21/26	826,000	844,544

		943,694

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	$684,250
4.00% 2/26/24	250,000	260,125
5.00% 6/15/45	500,000	505,500
6.125% 1/18/41	200,000	231,600
7.375% 3/18/19	700,000	764,050
7.375% 9/18/37	500,000	645,500
8.125% 5/21/24	250,000	319,437

		3,410,462

Hungary–0.11%
Hungary Government International Bonds
5.375% 3/25/24	700,000	789,189
6.375% 3/29/21	1,150,000	1,294,877
7.625% 3/29/41	700,000	1,045,514

		3,129,580

Iraq–0.02%
Iraq Government AID Bond 2.149% 1/18/22	695,000	697,883

		697,883

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	238,965
Israel Government International Bonds
2.875% 3/16/26	200,000	199,652
3.15% 6/30/23	200,000	206,240
4.00% 6/30/22	150,000	160,996
4.50% 1/30/43	200,000	215,600
5.125% 3/26/19	175,000	185,577

		1,207,030

Italy–0.04%
Republic of Italy Government International Bonds
5.375% 6/15/33	800,000	916,667
6.875% 9/27/23	350,000	412,618

		1,329,285

Japan–0.14%
Japan Bank for International Cooperation
1.75% 7/31/18	500,000	499,979
1.75% 11/13/18	500,000	499,650
1.75% 5/29/19	200,000	199,177
1.875% 4/20/21	300,000	295,325
2.00% 11/4/21	200,000	196,833
2.125% 6/1/20	200,000	200,061
2.25% 11/4/26	200,000	191,101
2.375% 4/20/26	300,000	291,146
2.50% 6/1/22	200,000	201,038
2.50% 5/28/25	700,000	691,844
2.875% 6/1/27	350,000	350,576
3.375% 7/31/23	200,000	210,092

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan International Cooperation Agency 2.125% 10/20/26	200,000	$189,316

		4,016,138

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	438,060
3.60% 1/30/25	1,400,000	1,420,790
3.625% 3/15/22	868,000	902,286
4.00% 10/2/23	550,000	576,620
4.125% 1/21/26	285,000	296,970
4.15% 3/28/27	370,000	383,598
4.35% 1/15/47	200,000	188,340
4.75% 3/8/44	1,000,000	1,003,500
5.75% 10/12/10	800,000	834,000
6.05% 1/11/40	475,000	561,711
6.75% 9/27/34	500,000	639,885

		7,245,760

Panama–0.06%
Panama Government International Bonds
3.875% 3/17/28	300,000	308,250
5.20% 1/30/20	800,000	866,000
6.70% 1/26/36	200,000	258,500
7.125% 1/29/26	100,000	127,500
8.875% 9/30/27	100,000	143,000
9.375% 4/1/29	100,000	148,000

		1,851,250

Peru–0.06%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	382,375
5.625% 11/18/50	100,000	121,400
6.55% 3/14/37	500,000	659,750
7.125% 3/30/19	225,000	246,937
7.35% 7/21/25	100,000	130,850
8.75% 11/21/33	200,000	307,000

		1,848,312

Philippines–0.15%
Philippine Government International Bonds
3.70% 2/2/42	200,000	202,060
3.95% 1/20/40	500,000	522,995
5.00% 1/13/37	500,000	595,247
7.75% 1/14/31	1,000,000	1,444,124
8.375% 6/17/19	1,000,000	1,126,300
9.50% 2/2/30	300,000	481,913

		4,372,639

Poland–0.08%
Republic of Poland Government International Bonds
3.00% 3/17/23	250,000	254,670

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds (continued)
3.25% 4/6/26	400,000	$407,742
5.00% 3/23/22	500,000	555,875
5.125% 4/21/21	700,000	771,976
6.375% 7/15/19	380,000	413,422

		2,403,685

Republic of Korea–0.03%
Korea International Bonds
2.75% 1/19/27	500,000	491,373
3.875% 9/11/23	200,000	214,190
7.125% 4/16/19	200,000	218,220

		923,783

Sweden–0.03%
Svensk Exportkredit
1.25% 4/12/19	600,000	596,191
1.875% 6/23/20	400,000	400,161

		996,352

Ukraine–0.03%
Ukraine Government AID Bond 1.847% 5/29/20	753,000	756,772

		756,772

Uruguay–0.07%
Uruguay Government International Bonds
4.375% 10/27/27	300,000	320,250
5.10% 6/18/50	1,000,000	1,020,500
7.625% 3/21/36	250,000	338,750
8.00% 11/18/22	200,000	245,000

		1,924,500

Total Sovereign Bonds (Cost $38,254,865)		39,339,244

SUPRANATIONAL BANKS–1.67%
African Development Bank
1.00% 5/15/19	400,000	396,125
1.125% 3/4/19	600,000	596,434
1.125% 9/20/19	400,000	395,932
1.375% 12/17/18	129,000	128,756
1.875% 3/16/20	500,000	502,373
Andina de Fomento
2.00% 5/10/19	300,000	301,214
4.375% 6/15/22	250,000	270,955
8.125% 6/4/19	140,000	155,904
Asian Development Bank
1.00% 8/16/19	100,000	98,857
1.375% 1/15/19	800,000	798,959
1.375% 3/23/20	200,000	198,649
1.50% 9/28/18	400,000	400,438
1.625% 3/16/21	400,000	396,745

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
1.75% 9/11/18	500,000	$502,085
1.75% 3/21/19	350,000	351,541
1.75% 1/10/20	1,000,000	1,003,280
1.75% 8/14/26	100,000	94,677
1.875% 4/12/19	300,000	301,931
1.875% 2/18/22	600,000	596,885
2.00% 4/24/26	600,000	581,113
2.625% 1/12/27	1,000,000	1,017,492
5.593% 7/16/18	700,000	727,422
Council of Europe Development Bank
1.75% 11/14/19	400,000	401,263
1.875% 1/27/20	450,000	452,094
European Bank for Reconstruction & Development
0.875% 7/22/19	100,000	98,288
1.00% 9/17/18	150,000	149,084
1.50% 3/16/20	250,000	248,643
1.625% 11/15/18	500,000	500,751
1.875% 2/23/22	400,000	397,630
European Investment Bank
1.125% 8/15/19	200,000	198,164
1.25% 5/15/19	500,000	497,335
1.25% 12/16/19	1,000,000	990,523
1.625% 3/16/20	1,500,000	1,496,841
1.625% 6/15/21	600,000	593,368
1.75% 6/17/19	1,500,000	1,505,292
1.875% 3/15/19	500,000	502,919
2.00% 3/15/21	800,000	802,857
2.25% 8/15/22	1,000,000	1,006,736
2.375% 6/15/22	1,000,000	1,013,593
2.50% 4/15/21	1,500,000	1,533,411
2.875% 9/15/20	350,000	361,516
3.25% 1/29/24	1,400,000	1,479,675
4.00% 2/16/21	400,000	429,320
4.875% 2/15/36	700,000	894,844
FMS Wertmanagement
1.375% 6/8/21	500,000	490,283
1.625% 11/20/18	500,000	500,968
Inter-American Development Bank
1.00% 5/13/19	300,000	296,890
1.25% 9/14/21	700,000	680,686
1.375% 7/15/20	1,250,000	1,235,189
1.625% 5/12/20	600,000	598,686
1.75% 8/24/18	500,000	501,826
1.875% 3/15/21	500,000	499,743
2.00% 6/2/26	250,000	240,910
2.125% 11/9/20	400,000	403,355
3.00% 10/4/23	500,000	522,918
3.00% 2/21/24	400,000	417,162
3.20% 8/7/42	100,000	99,343
3.875% 2/14/20	200,000	210,972
3.875% 10/28/41	100,000	112,272
4.375% 1/24/44	56,000	67,515

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development
0.875% 7/19/18	2,000,000	$1,989,472
0.875% 8/15/19	1,000,000	986,066
1.00% 10/5/18	1,400,000	1,392,454
1.125% 11/27/19	1,000,000	989,303
1.25% 7/26/19	500,000	497,241
1.375% 5/24/21	300,000	293,901
1.375% 9/20/21	300,000	292,836
1.625% 3/9/21	1,000,000	991,063
1.625% 2/10/22	600,000	591,256
1.875% 3/15/19	1,000,000	1,006,091
1.875% 10/7/19	700,000	704,146
1.875% 4/21/20	1,000,000	1,005,091
2.125% 11/1/20	1,000,000	1,009,468
2.125% 2/13/23	100,000	99,391
2.50% 11/25/24	900,000	908,794
2.50% 7/29/25	1,200,000	1,204,246
4.75% 2/15/35	50,000	62,332
7.625% 1/19/23	100,000	128,355
International Finance
1.125% 7/20/21	200,000	193,981
1.25% 11/27/18	156,000	155,613
1.625% 7/16/20	700,000	698,496
1.75% 9/16/19	400,000	401,838
1.75% 3/30/20	500,000	500,893
Nordic Investment Bank
0.875% 9/27/18	300,000	297,881
1.125% 2/25/19	600,000	596,809
2.25% 9/30/21	200,000	202,275

Total Supranational Banks (Cost $49,237,787)		49,449,924

U.S. TREASURY OBLIGATIONS–36.63%
U.S. Treasury Bonds
2.25% 8/15/46	8,000,000	7,043,440
2.50% 2/15/45	12,900,000	12,041,853
2.50% 2/15/46	6,350,000	5,911,952
2.50% 5/15/46	7,200,000	6,698,815
2.75% 8/15/42	2,600,000	2,572,323
2.75% 11/15/42	3,500,000	3,459,327
2.875% 5/15/43	13,500,000	13,634,204
2.875% 8/15/45	1,200,000	1,206,984
3.00% 5/15/42	2,850,000	2,952,255
3.00% 11/15/45	8,100,000	8,344,580
3.00% 2/15/47	9,700,000	10,008,237
3.00% 5/15/47	3,000,000	3,096,621
3.125% 11/15/41	4,000,000	4,236,796
3.125% 2/15/42	3,050,000	3,230,676
3.125% 2/15/43	9,000,000	9,510,642
3.125% 8/15/44	21,000,000	22,192,317
3.50% 2/15/39	2,650,000	2,994,913

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.625% 8/15/43	5,000,000	$5,753,125
3.625% 2/15/44	3,000,000	3,457,617
3.75% 8/15/41	3,850,000	4,508,785
3.875% 8/15/40	3,750,000	4,463,670
4.25% 11/15/40	4,000,000	5,027,892
4.375% 5/15/40	2,500,000	3,191,505
4.375% 5/15/41	2,750,000	3,525,855
4.50% 8/15/39	3,350,000	4,340,933
4.625% 2/15/40	4,100,000	5,407,597
4.75% 2/15/41	3,750,000	5,050,343
5.00% 5/15/37	3,000,000	4,117,206
5.25% 11/15/28	500,000	643,877
5.375% 2/15/31	500,000	672,188
5.50% 8/15/28	500,000	653,975
6.125% 11/15/27	800,000	1,080,750
6.125% 8/15/29	300,000	418,090
U.S. Treasury Notes
0.75% 10/31/18	23,900,000	23,717,954
0.75% 8/15/19	14,000,000	13,811,602
0.875% 7/31/19	6,000,000	5,937,186
1.00% 11/30/18	35,000,000	34,835,255
1.00% 11/30/19	28,500,000	28,202,204
1.125% 1/31/19	13,000,000	12,954,552
1.125% 2/28/19	5,000,000	4,981,640
1.125% 5/31/19	2,000,000	1,990,938
1.125% 4/30/20	17,000,000	16,815,720
1.125% 6/30/21	7,000,000	6,832,791
1.125% 8/31/21	12,000,000	11,687,112
1.25% 11/30/18	3,000,000	2,996,484
1.25% 3/31/19	15,000,000	14,969,820
1.25% 5/31/19	15,000,000	14,965,140
1.25% 6/30/19	3,000,000	2,992,032
1.25% 3/31/21	10,000,000	9,835,740
1.375% 7/31/18	12,000,000	12,011,484
1.375% 9/30/18	2,000,000	2,001,250
1.375% 11/30/18	3,000,000	3,001,347
1.375% 12/31/18	3,500,000	3,501,845
1.375% 1/31/20	23,000,000	22,939,809
1.375% 2/29/20	10,000,000	9,966,410
1.375% 3/31/20	18,000,000	17,935,668
1.375% 8/31/20	15,000,000	14,896,575
1.375% 1/31/21	14,000,000	13,855,352
1.375% 6/30/23	9,400,000	9,051,542
1.50% 8/31/18	6,000,000	6,014,064
1.50% 12/31/18	18,300,000	18,342,895
1.50% 5/31/20	7,000,000	6,990,704
1.50% 2/28/23	12,000,000	11,684,064
1.50% 3/31/23	4,500,000	4,377,303
1.50% 8/15/26	11,000,000	10,291,017
1.625% 4/30/19	13,000,000	13,058,396
1.625% 6/30/19	16,000,000	16,073,744
1.625% 8/31/19	11,000,000	11,051,128

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.625% 11/30/20	11,000,000	$10,995,919
1.625% 11/15/22	16,750,000	16,474,211
1.625% 5/31/23	16,000,000	15,650,320
1.625% 10/31/23	18,000,000	17,534,880
1.625% 2/15/26	11,000,000	10,456,226
1.625% 5/15/26	6,500,000	6,163,450
1.75% 10/31/18	2,000,000	2,011,446
1.75% 12/31/20	8,000,000	8,023,904
1.75% 5/15/22	9,000,000	8,951,661
1.75% 5/15/23	25,000,000	24,634,275
1.875% 2/28/22	4,000,000	4,005,392
1.875% 3/31/22	15,000,000	15,010,545
2.00% 9/30/20	14,000,000	14,172,816
2.00% 8/31/21	5,000,000	5,044,630
2.00% 11/15/21	4,700,000	4,740,298
2.00% 2/15/22	8,000,000	8,061,248
2.00% 2/15/23	14,150,000	14,159,127
2.00% 5/31/24	10,000,000	9,920,700
2.00% 2/15/25	11,000,000	10,851,324
2.00% 11/15/26	5,000,000	4,876,170
2.125% 8/31/20	19,000,000	19,309,130
2.125% 8/15/21	7,500,000	7,606,350
2.125% 12/31/22	3,000,000	3,024,375
2.125% 11/30/23	22,000,000	22,078,210
2.125% 2/29/24	12,000,000	12,016,176
2.25% 3/31/21	7,700,000	7,853,399
2.25% 4/30/21	10,000,000	10,195,700
2.25% 11/15/25	15,000,000	15,006,150
2.25% 2/15/27	16,000,000	15,928,432
2.375% 8/15/24	35,000,000	35,540,050
2.375% 5/15/27	2,500,000	2,516,163
2.50% 8/15/23	18,250,000	18,732,986
2.625% 8/15/20	6,000,000	6,189,258
2.625% 11/15/20	6,500,000	6,709,599
2.75% 2/15/19	5,000,000	5,112,400
2.75% 11/15/23	5,000,000	5,205,665
2.75% 2/15/24	26,000,000	27,057,264
3.125% 5/15/19	4,000,000	4,129,608
3.125% 5/15/21	3,500,000	3,682,998
3.375% 11/15/19	6,500,000	6,792,370
3.50% 5/15/20	4,000,000	4,220,468
3.625% 8/15/19	5,500,000	5,754,590
3.625% 2/15/20	6,000,000	6,327,420
3.625% 2/15/21	9,000,000	9,614,358
3.75% 11/15/18	3,630,000	3,748,472
4.00% 8/15/18	5,550,000	5,715,851
6.00% 2/15/26	750,000	972,539
6.25% 8/15/23	1,600,000	1,991,781
6.625% 2/15/27	750,000	1,031,631
6.75% 8/15/26	500,000	686,094
6.875% 8/15/25	1,000,000	1,351,133
7.125% 2/15/23	1,000,000	1,274,863

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
7.25% 8/15/22	500,000	$630,020
7.50% 11/15/24	500,000	684,102
7.625% 11/15/22	500,000	645,069
7.625% 2/15/25	500,000	693,692
7.875% 2/15/21	750,000	912,452
8.00% 11/15/21	1,700,000	2,142,864
8.125% 8/15/19	750,000	855,337
8.125% 5/15/21	500,000	619,375
8.125% 8/15/21	700,000	876,504
8.50% 2/15/20	150,000	177,164
8.75% 5/15/20	900,000	1,082,724
8.75% 8/15/20	800,000	974,297
8.875% 2/15/19	750,000	841,406

Total U.S. Treasury Obligations (Cost $1,070,979,353)		1,086,269,141

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	42,983,080	$42,983,080

Total Money Market Fund (Cost $42,983,080)		42,983,080

TOTAL VALUE OF SECURITIES–100.77% (Cost $2,933,934,091)	2,988,499,563
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.77%)	(22,946,486)

NET ASSETS APPLICABLE TO 260,429,002 SHARES OUTSTANDING–100.00%	$2,965,553,077

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,925,903,623 /169,072,430 Shares)	$11.391

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,039,649,454 /91,356,572 Shares)	$11.380

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$2,875,235,874
Undistributed net investment income	37,996,649
Accumulated net realized loss on investments	(2,244,918)
Net unrealized appreciation of investments	54,565,472

TOTAL NET ASSETS	$2,965,553,077

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $11,016,231, which represents 0.37% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2017.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Includes $50,077,728 payable for securities purchased, $573,701 payable for fund shares redeemed and $1,025,735 due to manager and affiliates as of June 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Þ	Considered an affiliated company. See Note 2 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AID–Agency for International Development

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest from unaffiliated investments	$38,265,571
Interest from affiliated investments	9,890
Dividends	79,105

38,354,566

EXPENSES:
Management fees	5,884,049
Distribution fees-Service Class	1,287,468
Accounting and administration expenses	367,260
Shareholder servicing fees	145,118
Pricing fees	96,732
Reports and statements to shareholders	78,487
Professional fees	58,005
Trustees’ fees and expenses	39,731
Custodian fees	19,346
Consulting fees	4,075
Other	15,914

7,996,185
Less:
Management fees waived	(1,834,267)

Total operating expenses	6,161,918

NET INVESTMENT INCOME	32,192,648

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Sale of unaffiliated investments	2,616,632

Net realized gain on investments	2,616,632

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	5,486
Unaffiliated investments	26,447,678

Net change in unrealized appreciation (depreciation)	26,453,164

NET REALIZED AND UNREALIZED GAIN	29,069,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,262,444

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,192,648	$59,756,112
Net realized gain	2,616,632	2,901,722
Net change in unrealized appreciation (depreciation)	26,453,164	(4,059,912)

Net increase in net assets resulting from operations	61,262,444	58,597,922

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(42,695,713)
Service Class	—	(20,895,586)

	—	(63,591,299)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	153,865,467	394,508,428
Service Class	61,506,699	177,089,898
Reinvestment of dividends and distributions:
Standard Class	—	42,695,713
Service Class	—	20,895,586

	215,372,166	635,189,625

Cost of shares redeemed:
Standard Class	(192,486,482)	(307,033,194)
Service Class	(67,370,979)	(150,191,109)

	(259,857,461)	(457,224,303)

Increase (decrease) in net assets derived from capital share transactions	(44,485,295)	177,965,322

NET INCREASE IN NET ASSETS	16,777,149	172,971,945
NET ASSETS:
Beginning of period	2,948,775,928	2,775,803,983

End of period	$2,965,553,077	$2,948,775,928

Undistributed net investment income	$37,996,649	$5,804,001

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.156	$11.163	$11.425	$11.012	$11.571	$11.420

Income (loss) from investment operations:
Net investment income[2]	0.127	0.249	0.246	0.248	0.227	0.251
Net realized and unrealized gain (loss)	0.108	0.005	(0.217)	0.385	(0.524)	0.189

Total from investment operations	0.235	0.254	0.029	0.633	(0.297)	0.440

Less dividends and distributions from:
Net investment income	—	(0.261)	(0.291)	(0.214)	(0.225)	(0.288)
Net realized gain	—	—	—	(0.006)	(0.037)	(0.001)

Total dividends and distributions	—	(0.261)	(0.291)	(0.220)	(0.262)	(0.289)

Net asset value, end of period	$11.391	$11.156	$11.163	$11.425	$11.012	$11.571

Total return[3]	2.11%	2.28%	0.25%	5.75%	(2.57% )	3.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,925,904	$1,923,620	$1,796,385	$1,434,764	$1,255,800	$721,970
Ratio of expenses to average net assets	0.33%	0.32%	0.33%	0.33%	0.38%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.44%	0.45%	0.45%	0.49%	0.49%
Ratio of net investment income to average net assets	2.28%	2.16%	2.15%	2.18%	2.00%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15%	2.04%	2.03%	2.06%	1.89%	2.05%
Portfolio turnover	26%	56%	76%	63%	55%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.160	$11.165	$11.427	$11.015	$11.574	$11.423

Income (loss) from investment operations:
Net investment income[2]	0.113	0.220	0.218	0.219	0.199	0.222
Net realized and unrealized gain (loss)	0.107	0.007	(0.218)	0.385	(0.524)	0.189

Total from investment operations	0.220	0.227	—	0.604	(0.325)	0.411

Less dividends and distributions from:
Net investment income	—	(0.232)	(0.262)	(0.186)	(0.197)	(0.259)
Net realized gain	—	—	—	(0.006)	(0.037)	(0.001)

Total dividends and distributions	—	(0.232)	(0.262)	(0.192)	(0.234)	(0.260)

Net asset value, end of period	$11.380	$11.160	$11.165	$11.427	$11.015	$11.574

Total return[3]	1.97%	2.04%	0.00%	5.49%	(2.81% )	3.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,039,649	$1,025,156	$979,419	$1,026,096	$1,031,366	$1,037,599
Ratio of expenses to average net assets	0.58%	0.57%	0.58%	0.58%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.69%	0.70%	0.70%	0.74%	0.74%
Ratio of net investment income to average net assets	2.03%	1.91%	1.90%	1.93%	1.75%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	1.79%	1.78%	1.81%	1.64%	1.80%
Portfolio turnover	26%	56%	76%	63%	55%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays Capital U.S. Aggregate Bond Index.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA) –The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of average daily net assets of the Fund; 0.122% of the next $1.5 billion of average daily net assets of the Fund; and 0.152% in excess of $2 billion of average daily net assets of the Fund. This agreement will continue through at least April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$83,886
Legal	20,248

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $61,620 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$677,777
Distribution fees payable to LFD	214,867
Shareholder servicing fees payable to Lincoln Life	71,471
Printing and mailing fees payble to Lincoln Life	61,620

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Interest Income
Lincoln National 4.00% 9/1/23	$521,997	$—	$—	$—	$5,486	$527,483	$9,890

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$615,746,091
Purchases of U.S. government securities	137,190,340
Sales other than U.S. government securities	640,934,674
Sales of U.S. government securities	124,145,447

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,933,934,091

Aggregate unrealized appreciation	$70,341,797
Aggregate unrealized depreciation	(15,776,325)

Net unrealized appreciation	$54,565,472

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,580,426	$2,842,173	$4,422,599

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,639,722	$20,639,722
Agency Mortgage-Backed Securities	—	833,249,228	833,249,228
Agency Obligations	—	54,412,984	54,412,984
Corporate Bonds	—	791,799,987	791,799,987
Municipal Bonds	—	18,728,173	18,728,173
Non-Agency Asset-Backed Securities	—	13,113,115	13,113,115
Non-Agency Commercial Mortgage-Backed Securities	—	31,786,708	31,786,708
Regional Bonds	—	6,728,257	6,728,257
Sovereign Bonds	—	39,339,244	39,339,244
Supranational Banks	—	49,449,924	49,449,924
U.S. Treasury Obligations	—	1,086,269,141	1,086,269,141
Money Market Fund	42,983,080	—	42,983,080

Total Investments	$42,983,080	$2,945,516,483	$2,988,499,563

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	13,698,827	34,388,108
Service Class	5,471,165	15,358,372
Shares reinvested:
Standard Class	—	3,822,243
Service Class	—	1,869,433

	19,169,992	55,438,156

Shares redeemed:
Standard Class	(17,048,644)	(26,714,625)
Service Class	(5,977,661)	(13,084,232)

	(23,026,305)	(39,798,857)

Net increase (decrease)	(3,856,313)	15,639,299

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages

LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Bond Index Fund–69

LVIP SSGA Funds

LVIP SSGA Developed International 150 Fund

LVIP SSGA Emerging Markets 100 Fund

LVIP SSGA Large Cap 100 Fund

LVIP SSGA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2017

LVIP SSGA Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSGA Developed International 150 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,127.20	0.38%	$2.00
Service Class Shares	1,000.00	1,125.60	0.63%	3.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

LVIP SSGA Emerging Markets 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,157.60	0.42%	$2.25
Service Class Shares	1,000.00	1,156.00	0.67%	3.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

LVIP SSGA Large Cap 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,081.00	0.35%	$1.81
Service Class Shares	1,000.00	1,079.70	0.60%	3.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

LVIP SSGA Fund–1

LVIP SSGA Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP SSGA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,013.10	0.40%	$2.00
Service Class Shares	1,000.00	1,011.80	0.65%	3.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.81	0.40%	$2.01
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets

Common Stock	97.36%
Australia	6.68%
Austria	1.53%
Belgium	0.69%
Canada	0.67%
Finland	2.01%
France	9.40%
Germany	3.92%
Hong Kong	3.90%
Ireland	0.65%
Italy	3.41%
Japan	33.52%
Netherlands	3.18%
New Zealand	0.66%
Norway	2.56%
Portugal	0.64%
Singapore	1.80%
Spain	3.44%
Sweden	2.71%
Switzerland	1.99%
United Kingdom	14.00%
Right	0.01%
Money Market Fund	1.61%
Total Value of Securities	98.98%
Receivables and Other Assets Net of Liabilities	1.02%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	0.70%
Air Freight & Logistics	0.65%
Auto Components	3.12%
Automobiles	4.76%
Banks	10.63%
Beverages	1.21%
Building Products	0.62%
Capital Markets	0.82%
Chemicals	4.67%
Commercial Services & Supplies	1.90%
Communications Equipment	0.67%
Construction & Engineering	4.30%
Construction Materials	1.40%
Diversified Financial Services	0.72%
Diversified Telecommunication Services	2.48%
Electric Utilities	2.51%
Electronic Equipment, Instruments & Components	1.95%

Sector	Percentage of Net Assets

Equity Real Estate Investment Trusts	4.52%
Food & Staples Retailing	2.41%
Food Products	3.25%
Gas Utilities	0.68%
Health Care Equipment & Supplies	0.69%
Health Care Providers & Services	0.71%
Household Durables	2.66%
Independent Power & Renewable Electricity
Producers	0.65%
Industrial Conglomerates	1.80%
Insurance	5.92%
IT Services	0.65%
Machinery	1.19%
Media	0.69%
Metals & Mining	2.40%
Multiline Retail	0.65%
Multi-Utilities	0.69%
Oil, Gas & Consumable Fuels	4.55%
Paper & Forest Products	2.03%
Pharmaceuticals	4.58%
Professional Services	2.04%
Real Estate Management & Development	1.25%
Road & Rail	0.73%
Specialty Retail	0.61%
Technology Hardware, Storage & Peripherals	3.11%
Tobacco	0.64%
Trading Companies & Distributors	3.13%
Transportation Infrastructure	1.37%
Wireless Telecommunication Services	0.66%
Total	97.37%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

OMV	0.83%
3i Group	0.82%
Capita	0.78%
Kajima	0.77%
Taisei	0.76%
Obayashi	0.76%
Credit Agricole	0.75%
UniCredit	0.74%
Gecina	0.74%
Boral	0.74%
Total	7.69%

LVIP SSGA Funds–3

LVIP SSGA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets

Common Stock	96.42%
Brazil	2.92%
Chile	0.83%
Czech Republic	0.96%
Hong Kong	26.82%
Hungary	1.12%
Indonesia	1.03%
Malaysia	1.01%
Mexico	2.08%
Republic of Korea	25.76%
Russia	4.19%
South Africa	5.05%
Taiwan	16.66%
Thailand	2.65%
Turkey	3.42%
United Arab Emirates	1.92%
Preferred Stock	1.88%
Money Market Fund	0.97%
Total Value of Securities	99.27%
Receivables and Other Assets Net of Liabilities	0.73%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Air Freight & Logistics	0.97%
Auto Components	1.92%
Automobiles	4.93%
Banks	20.88%
Building Products	1.15%
Capital Markets	1.80%
Chemicals	5.23%
Construction & Engineering	0.85%
Distributors	0.83%
Diversified Telecommunication Services	3.74%
Electric Utilities	2.55%
Electronic Equipment, Instruments & Components	1.24%

Sector	Percentage of Net Assets

Equity Real Estate Investment Trusts	1.93%
Food & Staples Retailing	2.63%
Food Products	5.86%
Health Care Providers & Services	1.68%
Hotels, Restaurants & Leisure	0.89%
Independent Power & Renewable Electricity Producers	2.01%
Industrial Conglomerates	4.03%
Insurance	1.01%
Metals & Mining	4.02%
Oil, Gas & Consumable Fuels	5.41%
Paper & Forest Products	2.10%
Pharmaceuticals	1.12%
Real Estate Management & Development	3.02%
Semiconductors & Semiconductor Equipment	2.30%
Technology Hardware, Storage & Peripherals	7.08%
Textiles, Apparel & Luxury Goods	2.14%
Tobacco	1.14%
Transportation Infrastructure	1.95%
Wireless Telecommunication Services	1.89%
Total	98.30%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Woori Bank ADR	1.30%
Hyosung	1.24%
Hon Hai Precision Industry	1.23%
Catcher Technology	1.22%
Eregli Demir ve Celik Fabrikalari	1.17%
Longfor Properties	1.17%
United Microelectronics	1.17%
KCC	1.15%
Belle International Holdings	1.15%
Turkiye Halk Bankasi	1.15%
Total	11.95%

LVIP SSGA Funds–4

LVIP SSGA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.22%
Aerospace & Defense	3.00%
Airlines	1.12%
Auto Components	1.93%
Automobiles	1.90%
Banks	4.10%
Beverages	1.02%
Biotechnology	2.01%
Capital Markets	1.12%
Chemicals	4.72%
Communications Equipment	2.80%
Consumer Finance	0.95%
Diversified Telecommunication Services	1.01%
Electric Utilities	2.82%
Electrical Equipment	1.03%
Electronic Equipment, Instruments & Components	1.05%
Equity Real Estate Investment Trusts	5.95%
Food & Staples Retailing	2.03%
Food Products	3.54%
Health Care Equipment & Supplies	2.17%
Health Care Providers & Services	7.28%
Hotels, Restaurants & Leisure	2.14%
Household Durables	3.09%
Household Products	0.93%
Insurance	9.12%
Internet Software & Services	1.00%
IT Services	2.04%
Machinery	5.04%
Media	0.75%
Multiline Retail	1.75%
Multi-Utilities	1.91%
Oil, Gas & Consumable Fuels	5.71%

Security Type/Sector	Percentage of Net Assets

Pharmaceuticals	1.97%
Road & Rail	2.28%
Semiconductors & Semiconductor Equipment	3.88%
Software	2.12%
Specialty Retail	1.23%
Technology Hardware, Storage & Peripherals	1.69%
Textiles, Apparel & Luxury Goods	1.02%
Money Market Fund	0.35%
Short-Term Investment	0.09%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Best Buy	1.23%
Kansas City Southern	1.22%
Aetna	1.15%
CIT Group	1.13%
Invesco	1.13%
Delta Air Lines	1.12%
Tesoro	1.12%
Baxter International	1.12%
Anthem	1.11%
Ingersoll-Rand	1.11%
Total	11.44%

IT–Information Technology

LVIP SSGA Funds–5

LVIP SSGA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	98.42%
Aerospace & Defense	1.44%
Airlines	0.47%
Auto Components	0.38%
Banks	2.01%
Biotechnology	2.73%
Building Products	0.52%
Capital Markets	1.03%
Chemicals	1.13%
Commercial Services & Supplies	3.85%
Communications Equipment	1.85%
Construction & Engineering	0.85%
Consumer Finance	0.57%
Electric Utilities	0.46%
Electrical Equipment	1.71%
Electronic Equipment, Instruments & Components	5.80%
Energy Equipment & Services	1.93%
Equity Real Estate Investment Trusts	7.12%
Food & Staples Retailing	0.83%
Food Products	1.41%
Health Care Equipment & Supplies	0.57%
Health Care Providers & Services	8.46%
Hotels, Restaurants & Leisure	1.30%
Household Durables	3.86%
Household Products	0.24%
Independent Power & Renewable Electricity Producers	0.49%
Insurance	4.78%
Internet Software & Services	0.45%
IT Services	2.60%
Leisure Products	0.52%
Life Sciences Tools & Services	1.13%
Machinery	3.08%
Media	1.30%
Metals & Mining	2.07%
Mortgage Real Estate Investment Trusts	7.83%
Multiline Retail	1.07%
Multi-Utilities	1.00%

Security Type/Sector	Percentage of Net Assets

Oil, Gas & Consumable Fuels	2.08%
Paper & Forest Products	1.35%
Pharmaceuticals	2.83%
Professional Services	0.51%
Road & Rail	1.02%
Semiconductors & Semiconductor Equipment	2.12%
Software	0.93%
Specialty Retail	5.21%
Technology Hardware, Storage & Peripherals	0.93%
Textiles, Apparel & Luxury Goods	1.27%
Thrift & Mortgage Finance	0.48%
Tobacco	0.44%
Trading Companies & Distributors	1.43%
Wireless Telecommunication Services	0.98%
Money Market Fund	1.48%
Short-Term Investment	0.09%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Impax Laboratories	0.83%
Molina Healthcare	0.73%
Sunrun	0.69%
ILG	0.67%
First Solar	0.67%
Myriad Genetics	0.63%
Rent-A-Center	0.63%
LHC Group	0.62%
Caesars Acquisition Class A	0.62%
Renewable Energy Group	0.62%
Total	6.71%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Developed International 150 Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.36%
Australia–6.68%
Bendigo & Adelaide Bank	721,667	$6,145,780
Boral	1,382,614	7,385,606
Coca-Cola Amatil	769,795	5,461,063
Fortescue Metals Group	1,293,300	5,188,839
GPT Group	1,615,608	5,948,013
Mirvac Group	3,716,014	6,083,553
Scentre Group	1,924,133	5,989,499
Sonic Healthcare	377,346	7,024,481
Telstra	1,764,620	5,832,034
Vicinity Centres	2,924,468	5,776,708
Wesfarmers	184,580	5,691,752

		66,527,328

Austria–1.53%
OMV	158,853	8,243,452
voestalpine	150,720	7,023,510

		15,266,962

Belgium–0.69%
Solvay Class A	51,174	6,867,685

		6,867,685

Canada–0.67%
Magna International	144,700	6,702,752

		6,702,752

Finland–2.01%
Fortum	397,096	6,227,148
Stora Enso Class R	515,401	6,657,804
UPM-Kymmene	248,961	7,097,396

		19,982,348

France–9.40%
AXA	242,483	6,632,999
BNP Paribas	94,451	6,802,737
Carrefour	263,055	6,654,929
Credit Agricole	465,092	7,482,020
Engie	453,988	6,852,273
Fonciere Des Regions	74,314	6,893,770
Gecina	47,162	7,398,506
Orange	389,783	6,183,698
Renault	70,630	6,393,102
Sanofi	68,910	6,592,377
SCOR	165,075	6,544,238
Societe Generale	122,050	6,567,106
TOTAL	123,566	6,108,851
Vinci	76,799	6,555,015

		93,661,621

Germany–3.92%
Allianz	33,680	6,631,816
Bayer	53,377	6,901,186
Bayerische Motoren Werke	68,240	6,334,989
Daimler	80,919	5,856,759

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
K+S	269,585	$6,903,264
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	31,954	6,443,415

		39,071,429

∎Hong Kong–3.90%
CK Hutchison Holdings	490,015	6,150,721
Hongkong Land Holdings	852,300	6,272,928
Jardine Matheson Holdings	93,500	6,002,700
Link REIT	905,087	6,886,009
New World Development	4,905,832	6,226,975
#WH Group 144A	7,207,500	7,274,475

		38,813,808

Ireland–0.65%
†AerCap Holdings	138,400	6,425,912

		6,425,912

Italy–3.41%
Assicurazioni Generali	395,809	6,514,376
Atlantia	233,569	6,573,233
Intesa Sanpaolo	2,249,971	7,133,777
Snam	1,440,632	6,278,914
†UniCredit	396,879	7,411,379

		33,911,679

Japan–33.52%
Amada Holdings	540,500	6,237,555
Aozora Bank	1,631,000	6,206,428
Asahi Glass	150,400	6,324,890
Astellas Pharma	450,700	5,507,776
Bridgestone	152,488	6,561,831
Brother Industries	290,600	6,699,496
Canon	196,044	6,651,291
Chubu Electric Power	458,278	6,081,173
Dai Nippon Printing	560,000	6,213,648
Daicel	503,700	6,256,225
Daiichi Sankyo	265,263	6,242,731
Denso	134,500	5,670,585
Electric Power Development	260,300	6,429,103
FUJIFILM Holdings	153,100	5,499,213
Hitachi	1,111,631	6,813,589
Honda Motor	199,100	5,423,804
ITOCHU	427,117	6,337,926
Japan Tobacco	181,046	6,353,310
JXTG Holdings	1,277,200	5,572,101
Kajima	910,000	7,669,971
Kirin Holdings	326,300	6,640,593
Konica Minolta	663,100	5,494,636
Kuraray	402,200	7,287,696
Kyocera	108,800	6,293,423
Marubeni	980,916	6,329,841
Mazda Motor	428,500	5,973,665

LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mebuki Financial Group	1,499,100	$5,571,227
Mitsubishi Chemical Holdings	807,300	6,675,881
Mitsubishi Gas Chemical	301,700	6,370,638
Mitsubishi Materials	197,400	5,967,193
Mitsubishi Tanabe Pharma	294,121	6,788,514
Mizuho Financial Group	3,267,100	5,966,324
NEC	2,501,000	6,626,344
Nippon Express	1,162,000	7,262,823
Nippon Telegraph & Telephone	137,300	6,482,000
Nissan Motor	608,462	6,048,104
Nomura Research Institute	163,500	6,432,429
Obayashi	642,300	7,543,706
Oji Holdings	1,248,000	6,435,563
Resona Holdings	1,116,934	6,142,020
Sekisui House	364,055	6,407,174
Subaru	163,800	5,513,641
Sumitomo	455,800	5,924,691
Sumitomo Electric Industries	368,800	5,672,585
Sumitomo Heavy Industries	853,000	5,619,676
Sumitomo Mitsui Financial Group	164,800	6,416,174
Sumitomo Mitsui Trust Holdings	176,100	6,292,473
Taisei	827,000	7,543,916
TDK	96,300	6,327,246
Tohoku Electric Power	453,500	6,269,771
Toppan Printing	589,000	6,451,638
Toyota Industries	123,000	6,463,036
Toyota Motor	111,182	5,825,255

		333,812,542

Netherlands–3.18%
ING Groep	414,899	7,155,541
Koninklijke Ahold Delhaize	288,369	5,513,497
NN Group	194,163	6,901,273
Randstad Holding	102,395	5,978,507
Royal Dutch Shell Class B	229,139	6,155,368

		31,704,186

New Zealand–0.66%
Fletcher Building	1,115,393	6,530,706

		6,530,706

Norway–2.56%
†Marine Harvest	390,290	6,680,334
Norsk Hydro	1,029,409	5,706,369
Orkla	685,651	6,968,407
Yara International	163,262	6,132,530

		25,487,640

Portugal–0.64%
EDP - Energias de Portugal	1,955,725	6,395,173

		6,395,173

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.80%
Keppel	1,269,578	$5,800,360
Singapore Telecommunications	2,208,000	6,238,693
Wilmar International	2,438,858	5,934,392

		17,973,445

Spain–3.44%
Abertis Infraestructuras	382,783	7,091,313
ACS Actividades de Construccion y Servicios	185,439	7,164,106
Banco Bilbao Vizcaya Argentaria	794,333	6,591,153
Enagas	238,356	6,683,450
Gas Natural SDG	288,074	6,741,696

		34,271,718

Sweden–2.71%
Investor Class B	149,447	7,202,094
Nordea Bank	541,515	6,890,502
Skanska Class B	262,770	6,234,967
Telefonaktiebolaget LM Ericsson Class B	933,287	6,674,486

		27,002,049

Switzerland–1.99%
†Adecco Group	87,003	6,614,369
Novartis	82,935	6,901,880
Swiss Re	68,677	6,277,546

		19,793,795

United Kingdom–14.00%
3i Group	695,969	8,180,845
Aegon	1,220,275	6,231,399
AstraZeneca	100,242	6,704,266
Babcock International Group	545,037	6,250,524
Barratt Developments	910,664	6,683,642
Berkeley Group Holdings	153,796	6,464,055
BP	1,093,298	6,305,321
Capita	858,513	7,732,147
Direct Line Insurance Group	1,463,389	6,773,892
HSBC Holdings	762,046	7,063,813
J Sainsbury	1,873,847	6,142,970
Kingfisher	1,543,027	6,043,215
Marks & Spencer Group	1,488,505	6,461,698
Meggitt	1,121,104	6,963,608
Pearson	767,779	6,914,957
Persimmon	237,182	6,925,935
Royal Mail	1,175,954	6,451,189
Smith & Nephew	397,464	6,859,220
Tate & Lyle	641,263	5,529,110
Travis Perkins	323,500	6,130,535

LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group	2,334,710	$6,621,436

		139,433,777

Total Common Stock (Cost $899,750,157)		969,636,555

ΔRIGHT–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/11/17	185,439	148,259

Total Right (Cost $151,759)		148,259

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	15,996,124	$15,996,124

Total Money Market Fund (Cost $15,996,124)		15,996,124

TOTAL VALUE OF SECURITIES–98.98% (Cost $915,898,040)	985,780,938
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.02%	10,130,514

NET ASSETS APPLICABLE TO 111,519,534 SHARES OUTSTANDING–100.00%	$995,911,452

NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($837,276,487 / 93,744,059 Shares)	$8.932

NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($158,634,965 / 17,775,475 Shares)	$8.924

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$925,418,984
Undistributed net investment income	20,293,286
Accumulated net realized loss on investments	(19,595,672)
Net unrealized appreciation of investments, foreign currencies and derivatives	69,794,854

TOTAL NET ASSETS	$995,911,452

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $7,274,475, which represents 0.73% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $113,809 cash due to custodian, $1,090,564 cash collateral held at broker for futures contracts, $323,130 due to manager and affiliates and $203,804 payable for fund shares redeemed as of June 30, 2017.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
277 E-mini MSCI EAFE Index	$26,271,249	$26,170,960	9/18/17	$(100,289)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

LVIP SSGA Funds–9

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

EAFE–Europe Australasia Far East

MSCI–Morgan Stanley Capital International

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–10

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.42%
Brazil–2.92%
BRF	598,000	$7,061,414
Cosan Industria e Comercio	567,800	5,911,263
Fibria Celulose	760,500	7,781,989

		20,754,666

Chile–0.83%
Cencosud	2,216,605	5,900,261

		5,900,261

Czech Republic–0.96%
CEZ	391,727	6,817,365

		6,817,365

∎Hong Kong–26.82%
Agricultural Bank of China	14,831,000	7,009,509
Bank of China	13,583,100	6,663,286
Bank of Communications	8,765,000	6,185,778
Beijing Enterprises Holdings	1,291,000	6,225,611
Belle International Holdings	10,355,000	8,169,991
China Cinda Asset Management	17,067,809	6,361,530
China CITIC Bank	10,187,000	6,236,846
China Communications Construction	4,667,000	6,013,490
China Construction Bank	8,332,000	6,456,474
China Everbright Bank	13,619,000	6,366,912
China Galaxy Securities	7,164,500	6,423,544
China Merchants Port Holdings	2,420,983	6,713,368
China Minsheng Banking	6,207,000	6,193,127
China Mobile	617,500	6,552,700
China Overseas Land & Investment	2,248,000	6,579,203
China Resources Power Holdings	3,722,238	7,303,881
China Telecom	14,272,000	6,781,871
CITIC	4,757,000	7,153,063
COSCO SHIPPING Ports	6,114,673	7,173,969
Dongfeng Motor Group	5,912,000	6,989,191
Great Wall Motor	5,856,500	7,231,127
Guangzhou Automobile Group	4,204,000	7,376,903
Huaneng Power International	10,014,000	6,951,806
Industrial & Commercial Bank of China	10,290,000	6,945,712
Lenovo Group	10,872,000	6,865,104
Longfor Properties	3,863,000	8,302,473
Sinopharm Group	1,406,000	6,356,980
Want Want China Holdings	10,345,000	6,982,837

		190,566,286

Hungary–1.12%
Richter Gedeon	303,402	7,929,195

		7,929,195

Indonesia–1.03%
Indofood Sukses Makmur	11,347,000	7,322,018

		7,322,018

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia–1.01%
Kuala Lumpur Kepong	1,242,400	$7,200,893

		7,200,893

Mexico–2.08%
Fibra Uno Administracion	4,019,711	7,605,861
Wal-Mart de Mexico	3,077,689	7,135,982

		14,741,843

Republic of Korea–25.76%
BNK Financial Group	818,425	7,832,674
Dongbu Insurance	120,924	7,186,848
GS Holdings	134,040	7,989,798
Hanwha Chemical	301,713	7,963,757
Hyosung	60,054	8,791,719
Hyundai Glovis	50,260	6,896,666
Hyundai Mobis	31,171	6,810,951
Hyundai Motor	46,922	6,541,152
Hyundai Steel	129,118	7,019,307
Industrial Bank of Korea	615,501	7,665,856
Kangwon Land	207,670	6,325,481
KB Financial Group	153,682	7,750,253
KCC	21,430	8,175,672
Kia Motors	207,110	6,914,829
Korea Electric Power	162,590	5,797,904
KT	213	6,069
KT ADR	395,000	6,572,800
KT&G	79,447	8,124,196
LG	107,877	7,288,286
LG Uplus	514,320	7,012,535
POSCO	27,701	6,948,553
Shinhan Financial Group	157,450	6,784,325
SK Holdings	32,875	7,987,808
SK Innovation	47,186	6,536,714
SK Telecom	29,602	6,882,080
Woori Bank ADR	573,451	9,247,189

		183,053,422

Russia–4.19%
Gazprom ADR	1,506,025	5,960,847
LUKOIL ADR	129,905	6,326,373
RusHydro	407,686,000	5,504,006
Severstal	475,910	6,262,080
Surgutneftegas ADR	1,334,289	5,737,443

		29,790,749

South Africa–5.05%
Barclays Africa Group	539,107	5,923,687
Imperial Holdings	478,998	5,894,797
Netcare	2,834,112	5,573,988
Redefine Properties	7,622,523	6,129,481
Sasol	239,351	6,705,304
SPAR Group	477,633	5,626,449

		35,853,706

LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan–16.66%
Asustek Computer	719,000	$6,795,283
Catcher Technology	725,000	8,663,297
Cheng Shin Rubber Industry	3,230,000	6,869,855
Compal Electronics	10,526,000	7,093,458
Formosa Chemicals & Fibre	2,228,000	6,994,543
Foxconn Technology	2,229,240	6,727,292
Hon Hai Precision Industry	2,283,000	8,780,769
Lite-On Technology	3,975,000	6,533,531
MediaTek	939,000	8,041,075
Mega Financial Holding	8,692,000	7,229,047
Pegatron	2,430,000	7,612,722
Pou Chen	5,109,000	7,070,641
SinoPac Financial Holdings	22,251,637	6,802,769
Taishin Financial Holding	16,749,000	7,625,695
Uni-President Enterprises	3,630,000	7,279,093
United Microelectronics	17,099,000	8,290,935

		118,410,005

Thailand–2.65%
Charoen Pokphand Foods-Foreign	7,936,491	5,794,082
Krung Thai Bank-Foreign	11,502,800	6,365,989
PTT Global Chemical-Foreign	3,318,500	6,691,706

		18,851,777

Turkey–3.42%
Eregli Demir ve Celik Fabrikalari	4,144,573	8,304,577
Turkiye Halk Bankasi	2,184,043	8,162,732

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Is Bankasi Class C	3,692,976	$7,819,543

		24,286,852

United Arab Emirates–1.92%
Aldar Properties	10,473,559	6,558,450
Dubai Islamic Bank	4,572,695	7,096,205

		13,654,655

Total Common Stock (Cost $647,521,707)		685,133,693

ΔPREFERRED STOCK–1.88%
Brazil–1.88%
Suzano Papel e Celulose 2.57%	1,663,500	7,130,218
Telefonica Brasil 5.13%	460,400	6,235,669

Total Preferred Stock (Cost $14,155,209)		13,365,887

MONEY MARKET FUND–0.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	6,859,764	6,859,764

Total Money Market Fund (Cost $6,859,764)		6,859,764

TOTAL VALUE OF SECURITIES–99.27% (Cost $668,536,680)	705,359,344
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	5,206,790

NET ASSETS APPLICABLE TO 74,585,666 SHARES OUTSTANDING–100.00%	$710,566,134

NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($509,069,818 / 53,420,779 Shares)	$9.529

NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($201,496,316 / 21,164,887 Shares)	$9.520

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$761,216,081
Undistributed net investment income	9,387,047
Accumulated net realized loss on investments	(96,872,003)
Net unrealized appreciation of investments, foreign currencies and derivatives	36,835,009

TOTAL NET ASSETS	$710,566,134

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«

Includes $56,260 cash due to custodian, $499,855 cash collateral held at broker for futures contracts, $271,714 due to manager and affiliates, $442,244 payable for securities purchased and $125,799 payable for fund shares redeemed as of June 30, 2017.

LVIP SSGA Funds–12

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	IDR	5,896,363,398	USD	(443,067)	7/3/17	$(910)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation
Equity Contracts:
224 E-mini MSCI Emerging Markets Index	$11,277,615	$11,292,960	9/18/17	$15,345

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

IDR–Indonesian Rupiah

MSCI–Morgan Stanley Capital International

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–13

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.22%
Aerospace & Defense–3.00%
L3 Technologies	82,015	$13,703,066
Textron	296,700	13,974,570
United Technologies	122,000	14,897,420

		42,575,056

Airlines–1.12%
Delta Air Lines	296,500	15,933,910

		15,933,910

Auto Components–1.93%
Goodyear Tire & Rubber	381,000	13,319,760
Lear	98,911	14,053,275

		27,373,035

Automobiles–1.90%
Ford Motor	1,178,503	13,187,449
General Motors	394,548	13,781,562

		26,969,011

Banks–4.10%
CIT Group	329,825	16,062,477
Fifth Third Bancorp	547,895	14,223,354
JPMorgan Chase & Co.	156,849	14,335,999
Wells Fargo & Co.	245,300	13,592,073

		58,213,903

Beverages–1.02%
Coca-Cola	323,800	14,522,430

		14,522,430

Biotechnology–2.01%
Amgen	82,327	14,179,179
Gilead Sciences	202,800	14,354,184

		28,533,363

Capital Markets–1.12%
Invesco	453,211	15,948,495

		15,948,495

Chemicals–4.72%
Air Products & Chemicals	101,100	14,463,366
Dow Chemical	216,186	13,634,851
Eastman Chemical	176,700	14,841,033
LyondellBasell Industries Class A	156,400	13,198,596
Mosaic	476,290	10,873,701

		67,011,547

Communications Equipment–2.80%
Cisco Systems	401,809	12,576,622
Harris	123,000	13,416,840
Juniper Networks	492,200	13,722,536

		39,715,998

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.95%
Capital One Financial	162,742	$13,445,744

		13,445,744

Diversified Telecommunication Services–1.01%
CenturyLink	599,297	14,311,212

		14,311,212

Electric Utilities–2.82%
Duke Energy	164,321	13,735,592
Entergy	177,511	13,627,519
FirstEnergy	435,100	12,687,516

		40,050,627

Electrical Equipment–1.03%
Eaton	187,961	14,629,005

		14,629,005

Electronic Equipment, Instruments & Components–1.05%
Corning	497,605	14,953,030

		14,953,030

Equity Real Estate Investment Trusts–5.95%
Equity Residential	216,700	14,265,361
Host Hotels & Resorts	755,600	13,804,812
Kimco Realty	606,500	11,129,275
Prologis	267,314	15,675,293
Ventas	213,700	14,847,876
Welltower	195,742	14,651,289

		84,373,906

Food & Staples Retailing–2.03%
CVS Health	173,799	13,983,868
Wal-Mart Stores	195,891	14,825,031

		28,808,899

Food Products–3.54%
Archer-Daniels-Midland	300,413	12,431,090
Bunge	170,787	12,740,710
General Mills	231,500	12,825,100
JM Smucker	102,900	12,176,157

		50,173,057

Health Care Equipment & Supplies–2.17%
Baxter International	262,200	15,873,588
Medtronic	168,432	14,948,340

		30,821,928

Health Care Providers & Services–7.28%
Aetna	107,607	16,337,971
Anthem	83,838	15,772,443
Cardinal Health	168,547	13,133,182
†Express Scripts Holding	212,725	13,580,364
McKesson	93,700	15,417,398
Quest Diagnostics	138,177	15,359,755

LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	112,300	$13,709,584

		103,310,697

Hotels, Restaurants & Leisure–2.14%
Carnival	232,805	15,265,024
Royal Caribbean Cruises	138,400	15,117,432

		30,382,456

Household Durables–3.09%
DR Horton	410,532	14,192,091
Lennar	268,267	14,303,996
Whirlpool	80,262	15,379,804

		43,875,891

Household Products–0.93%
Procter & Gamble	151,160	13,173,594

		13,173,594

Insurance–9.12%
Aflac	189,500	14,720,360
Everest Re Group	58,624	14,925,084
Hartford Financial Services Group	288,200	15,150,674
MetLife	262,201	14,405,323
Principal Financial Group	220,240	14,110,777
Prudential Financial	129,840	14,040,898
Reinsurance Group of America	108,700	13,955,993
Travelers	112,900	14,285,237
Unum Group	297,800	13,886,414

		129,480,760

Internet Software & Services–1.00%
†eBay	408,300	14,257,836

		14,257,836

IT Services–2.04%
DXC Technology	51,570	3,956,450
International Business Machines	78,400	12,060,272
Western Union	676,300	12,883,515

		28,900,237

Machinery–5.04%
Cummins	90,413	14,666,797
Ingersoll-Rand	172,300	15,746,497
PACCAR	202,529	13,375,015
Snap-on	82,700	13,066,600
Stanley Black & Decker	104,300	14,678,139

		71,533,048

Media–0.75%
Viacom Class B	317,997	10,675,159

		10,675,159

Multiline Retail–1.75%
Macy’s	486,143	11,297,963

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Target	257,778	$13,479,212

		24,777,175

Multi-Utilities–1.91%
Consolidated Edison	173,924	14,056,538
Public Service Enterprise Group	303,273	13,043,772

		27,100,310

Oil, Gas & Consumable Fuels–5.71%
Chevron	126,796	13,228,627
Kinder Morgan	647,470	12,405,525
Phillips 66	176,468	14,592,139
Targa Resources	241,545	10,917,834
Tesoro	169,900	15,902,640
Valero Energy	207,297	13,984,256

		81,031,021

Pharmaceuticals–1.97%
Johnson & Johnson	109,101	14,432,971
Pfizer	401,054	13,471,404

		27,904,375

Road & Rail–2.28%
Kansas City Southern	165,100	17,277,715
Norfolk Southern	123,718	15,056,481

		32,334,196

Semiconductors & Semiconductor Equipment–3.88%
Intel	389,477	13,140,954
Lam Research	107,044	15,139,233
Maxim Integrated Products	301,500	13,537,350
QUALCOMM	239,615	13,231,540

		55,049,077

Software–2.12%
CA	428,057	14,755,125
Oracle	305,500	15,317,770

		30,072,895

Specialty Retail–1.23%
Best Buy	304,114	17,434,856

		17,434,856

Technology Hardware, Storage & Peripherals–1.69%
Apple	97,000	13,969,940
Hewlett Packard Enterprise	601,438	9,977,856

		23,947,796

Textiles, Apparel & Luxury Goods–1.02%
VF	252,300	14,532,480

		14,532,480

Total Common Stock (Cost $1,252,056,273)		1,408,138,015

LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	4,891,857	$4,891,857

Total Money Market Fund (Cost $4,891,857)		4,891,857

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.09%
≠U.S. Treasury Obligations–0.09%
U.S. Treasury Bill ¥ 0.685% 8/3/17	1,270,000	$1,269,073

Total Short-Term Investment (Cost $1,269,203)		1,269,073

TOTAL VALUE OF SECURITIES–99.66% (Cost $1,258,217,333)	1,414,298,945
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	4,863,416

NET ASSETS APPLICABLE TO 95,280,925 SHARES OUTSTANDING–100.00%	$1,419,162,361

NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($1,071,958,043 / 71,929,356 Shares)	$14.903

NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($347,204,318 / 23,351,569 Shares)	$14.869

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,050,231,065
Undistributed net investment income	16,850,123
Accumulated net realized gain on investments	196,042,935
Net unrealized appreciation of investments and derivatives	156,038,238

TOTAL NET ASSETS	$1,419,162,361

†	Non-income producing for the period.

«	Includes $47,514 cash collateral held at broker for futures contracts, $482,450 due to manager and affiliates and $317,523 payable for fund shares redeemed as of June 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
92 E-mini S&P 500 Index	$11,179,514	$11,136,140	9/18/17	$(43,374)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–16

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.42%
Aerospace & Defense–1.44%
†KeyW Holding	151,507	$1,416,590
National Presto Industries	15,009	1,658,495
†Wesco Aircraft Holdings	130,024	1,410,760

		4,485,845

Airlines–0.47%
SkyWest	41,600	1,460,160

		1,460,160

Auto Components–0.38%
Superior Industries International	57,300	1,177,515

		1,177,515

Banks–2.01%
Berkshire Hills Bancorp	42,100	1,479,815
OFG Bancorp	134,851	1,348,510
Opus Bank	78,517	1,900,111
Umpqua Holdings	85,502	1,569,817

		6,298,253

Biotechnology–2.73%
†Emergent BioSolutions	51,489	1,745,992
†Enanta Pharmaceuticals	47,973	1,726,069
†Five Prime Therapeutics	41,292	1,243,302
†Myriad Genetics	76,600	1,979,344
PDL BioPharma	749,770	1,851,932

		8,546,639

Building Products–0.52%
Owens Corning	24,300	1,626,156

		1,626,156

Capital Markets–1.03%
Arlington Asset Investment Class A	102,236	1,397,566
†Janus Henderson Group	55,011	1,821,414

		3,218,980

Chemicals–1.13%
FutureFuel	109,962	1,659,327
Rayonier Advanced Materials	119,220	1,874,138

		3,533,465

Commercial Services & Supplies–3.85%
Ennis	95,500	1,824,050
Essendant	104,976	1,556,794
LSC Communications	61,628	1,318,839
McGrath RentCorp	45,498	1,575,596
Mobile Mini	50,400	1,504,440
Quad/Graphics	62,882	1,441,255
RR Donnelley & Sons	126,743	1,589,357
Steelcase Class A	87,100	1,219,400

		12,029,731

Communications Equipment–1.85%
Brocade Communications Systems	118,656	1,496,252

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Digi International	125,600	$1,274,840
†EchoStar Class A	26,800	1,626,760
Silicom	31,355	1,390,908

		5,788,760

Construction & Engineering–0.85%
Chicago Bridge & Iron	51,200	1,010,176
KBR	107,400	1,634,628

		2,644,804

Consumer Finance–0.57%
Navient	106,103	1,766,615

		1,766,615

Electric Utilities–0.46%
Hawaiian Electric Industries	44,100	1,427,958

		1,427,958

Electrical Equipment–1.71%
Powell Industries	47,700	1,525,923
Regal Beloit	20,300	1,655,465
†Sunrun	302,327	2,152,568

		5,333,956

Electronic Equipment, Instruments & Components–5.80%
†Arrow Electronics	20,377	1,597,964
Avnet	33,509	1,302,830
AVX	91,736	1,498,966
Bel Fuse Class B	66,700	1,647,490
†Benchmark Electronics	46,391	1,498,429
†Fitbit Class A	273,353	1,451,504
Jabil	51,393	1,500,162
†Kimball Electronics	92,006	1,660,708
PC Connection	51,901	1,404,441
†Sanmina	37,197	1,417,206
†ScanSource	37,637	1,516,771
†Tech Data	16,290	1,645,290

		18,141,761

Energy Equipment & Services–1.93%
†Atwood Oceanics	161,670	1,317,611
Bristow Group	111,600	853,740
Ensco Class A	175,352	904,816
Noble	256,301	927,810
†Rowan	101,603	1,040,415
†Transocean	120,426	991,106

		6,035,498

Equity Real Estate Investment Trusts–7.12%
Ashford Hospitality Prime	145,966	1,501,990
Care Capital Properties	58,524	1,562,591
CBL & Associates Properties	156,200	1,316,766
Chatham Lodging Trust	76,781	1,542,530
Chesapeake Lodging Trust	63,300	1,548,951

LVIP SSGA Funds–17

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
CorEnergy Infrastructure Trust	45,074	$1,514,036
Hersha Hospitality Trust	79,073	1,463,641
†InfraREIT	83,569	1,600,346
Medical Properties Trust	115,800	1,490,346
One Liberty Properties	66,177	1,550,527
RAIT Financial Trust	510,773	1,118,593
RLJ Lodging Trust	66,016	1,311,738
Select Income REIT	58,027	1,394,389
Sunstone Hotel Investors	100,800	1,624,896
Xenia Hotels & Resorts	89,511	1,733,828

		22,275,168

Food & Staples Retailing–0.83%
SpartanNash	43,719	1,134,945
Village Super Market Class A	56,700	1,469,664

		2,604,609

Food Products–1.41%
Omega Protein	76,667	1,372,339
Sanderson Farms	14,800	1,711,620
†Seneca Foods Class A	42,657	1,324,500

		4,408,459

Health Care Equipment & Supplies–0.57%
Meridian Bioscience	113,300	1,784,475

		1,784,475

Health Care Providers & Services–8.46%
†Acadia Healthcare	35,216	1,738,966
Aceto	99,852	1,542,713
†Almost Family	31,000	1,911,150
†Diplomat Pharmacy	99,820	1,477,336
Ensign Group	80,300	1,748,131
†Envision Healthcare	22,992	1,440,909
†LHC Group	28,771	1,953,263
†LifePoint Health	23,815	1,599,177
†Magellan Health	22,500	1,640,250
†MEDNAX	21,461	1,295,601
†Molina Healthcare	33,200	2,296,776
National HealthCare	20,660	1,449,092
Owens & Minor	43,300	1,393,827
†PharMerica	62,692	1,645,665
†Select Medical Holdings	118,817	1,823,841
†Triple-S Management Class B	88,792	1,501,473

		26,458,170

Hotels, Restaurants & Leisure–1.30%
†Caesars Acquisition Class A	101,999	1,943,081
ILG	76,598	2,105,679

		4,048,760

Household Durables–3.86%
CalAtlantic Group	40,176	1,420,222
†Century Communities	59,426	1,473,765

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
CSS Industries	59,553	$1,557,906
Libbey	104,726	844,092
MDC Holdings	50,134	1,771,234
†Meritage Homes	40,900	1,725,980
†TRI Pointe Group	117,279	1,546,910
†William Lyon Homes Class A	72,155	1,741,822

		12,081,931

Household Products–0.24%
Orchids Paper Products	57,815	748,704

		748,704

Independent Power & Renewable Electricity Producers–0.49%
NRG Yield Class A	89,110	1,520,217

		1,520,217

Insurance–4.78%
Allied World Assurance Co. Holdings	27,800	1,470,620
American National Insurance	12,907	1,503,536
AmTrust Financial Services	80,500	1,218,770
Assured Guaranty	40,330	1,683,374
Baldwin & Lyons Class B	62,700	1,536,150
First American Financial	38,400	1,716,096
Maiden Holdings	108,102	1,199,932
Old Republic International	74,188	1,448,892
OneBeacon Insurance Group Class A	98,900	1,802,947
Validus Holdings	26,459	1,375,074

		14,955,391

Internet Software & Services–0.45%
†Meet Group	281,220	1,420,161

		1,420,161

IT Services–2.60%
Convergys	72,600	1,726,428
Leidos Holdings	28,244	1,459,932
ManTech International Class A	42,323	1,751,326
†NeuStar Class A	44,800	1,494,080
†Sykes Enterprises	51,000	1,710,030

		8,141,796

Leisure Products–0.52%
†Vista Outdoor	72,714	1,636,792

		1,636,792

Life Sciences Tools & Services–1.13%
Luminex	81,800	1,727,616
†VWR	54,352	1,794,160

		3,521,776

Machinery–3.08%
American Railcar Industries	37,133	1,422,194
Briggs & Stratton	68,200	1,643,620
Greenbrier	35,543	1,643,864

LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Hyster-Yale Materials Handling	26,224	$1,842,236
Miller Industries	59,898	1,488,465
Trinity Industries	57,106	1,600,681

		9,641,060

Media–1.30%
Gannett	180,475	1,573,742
New Media Investment Group	103,122	1,390,085
Time	76,289	1,094,747

		4,058,574

Metals & Mining–2.07%
Commercial Metals	81,601	1,585,507
Kaiser Aluminum	18,500	1,637,620
Reliance Steel & Aluminum	18,745	1,364,823
Schnitzer Steel Industries Class A	75,200	1,895,040

		6,482,990

Mortgage Real Estate Investment Trusts–7.83%
AG Mortgage Investment Trust	85,185	1,558,885
Anworth Mortgage Asset	270,000	1,622,700
Apollo Commercial Real Estate Finance	79,456	1,473,909
Ares Commercial Real Estate	112,854	1,477,259
Capstead Mortgage	141,681	1,477,733
Chimera Investment	74,003	1,378,676
CYS Investments	193,348	1,626,057
Invesco Mortgage Capital	99,631	1,664,834
MFA Financial	184,086	1,544,482
MTGE Investment	88,701	1,667,579
New Residential Investment	88,971	1,384,389
New York Mortgage Trust	241,216	1,500,364
PennyMac Mortgage Investment Trust	87,211	1,595,089
Redwood Trust	91,173	1,553,588
Starwood Property Trust	65,046	1,456,380
Two Harbors Investment	152,546	1,511,731

		24,493,655

Multiline Retail–1.07%
Dillard’s Class A	31,300	1,805,697
Kohl’s	39,500	1,527,465

		3,333,162

Multi-Utilities–1.00%
Avista	37,500	1,592,250
NorthWestern	25,300	1,543,806

		3,136,056

Oil, Gas & Consumable Fuels–2.08%
†Gener8 Maritime	277,437	1,578,617
HollyFrontier	55,778	1,532,222
Murphy Oil	57,300	1,468,599

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Renewable Energy Group	149,188	$1,931,985

		6,511,423

Paper & Forest Products–1.35%
Domtar	39,726	1,526,273
PH Glatfelter	68,800	1,344,352
Schweitzer-Mauduit International	36,069	1,342,849

		4,213,474

Pharmaceuticals–2.83%
†Endo International	148,978	1,664,084
†Impax Laboratories	160,400	2,582,440
†Lannett	68,819	1,403,908
†Mallinckrodt	34,454	1,543,884
†SciClone Pharmaceuticals	151,438	1,665,818

		8,860,134

Professional Services–0.51%
Kelly Services Class A	70,400	1,580,480

		1,580,480

Road & Rail–1.02%
†Roadrunner Transportation Systems	236,092	1,716,389
Ryder System	20,437	1,471,055

		3,187,444

Semiconductors & Semiconductor Equipment–2.12%
†First Solar	52,416	2,090,350
IXYS	103,800	1,707,510
Marvell Technology Group	92,879	1,534,361
†Photronics	136,049	1,278,861

		6,611,082

Software–0.93%
†Rubicon Project	264,568	1,359,880
TiVo	82,251	1,533,981

		2,893,861

Specialty Retail–5.21%
Barnes & Noble	171,600	1,304,160
Buckle	84,400	1,502,320
Cato Class A	68,900	1,211,951
Finish Line Class A	114,200	1,618,214
GameStop Class A	71,324	1,541,312
GNC Holdings	212,144	1,788,374
Guess	136,125	1,739,677
Office Depot	327,800	1,848,792
Rent-A-Center	167,207	1,959,666
Staples	175,352	1,765,795

		16,280,261

Technology Hardware, Storage & Peripherals–0.93%
†Super Micro Computer	57,900	1,427,235

LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Xerox	51,325	$1,474,567

		2,901,802

Textiles, Apparel & Luxury Goods–1.27%
†Fossil Group	90,169	933,249
†Iconix Brand Group	209,424	1,447,120
Movado Group	63,100	1,593,275

		3,973,644

Thrift & Mortgage Finance–0.48%
Oritani Financial	88,700	1,512,335

		1,512,335

Tobacco–0.44%
Universal	21,343	1,380,892

		1,380,892

Trading Companies & Distributors–1.43%
Air Lease	39,137	1,462,158
Aircastle	63,090	1,372,207
GATX	25,620	1,646,597

		4,480,962

Wireless Telecommunication Services–0.98%
Spok Holdings	80,895	1,431,841

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems	58,613	$1,626,511

		3,058,352

Total Common Stock (Cost $298,088,263)		307,714,148

MONEY MARKET FUND–1.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	4,633,412	4,633,412

Total Money Market Fund (Cost $4,633,412)		4,633,412

	Principal Amount°

SHORT-TERM INVESTMENT–0.09%
≠U.S. Treasury Obligations–0.09%
U.S. Treasury Bill ¥ 1.07% 12/7/17	280,000	278,699

Total Short-Term Investment (Cost $278,677)		278,699

TOTAL VALUE OF SECURITIES–99.99% (Cost $303,000,352)	312,626,259
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	35,850

NET ASSETS APPLICABLE TO 21,812,827 SHARES OUTSTANDING–100.00%	$312,662,109

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($170,016,224 / 11,849,564 Shares)	$14.348

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($142,645,885 / 9,963,263 Shares)	$14.317

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$270,953,071
Undistributed net investment income	3,667,402
Accumulated net realized gain on investments	28,433,231
Net unrealized appreciation of investments and derivatives	9,608,405

TOTAL NET ASSETS	$312,662,109

†	Non-income producing for the period.

«

Includes $8,307 cash collateral held at broker for futures contracts, $137,887 due to manager and affiliates, $1,007,096 payable for securities purchased and $8,982 payable for fund shares redeemed as of June 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
51 E-mini Russell 2000 Index	$3,620,282	$3,606,465	9/18/17	$(13,817)
2 E-mini S&P MidCap 400 Index	352,905	349,220	9/18/17	(3,685)

Total				$(17,502)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Notes 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–21

LVIP SSGA Funds

Statements of Operations

Six Months Ended June 30, 2017 (unaudited)

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends	$24,098,195	$11,410,084	$19,811,795	$4,195,167
Interest	—	20,049	4,543	1,277
Foreign tax withheld	(2,332,765)	(958,118)	—	(2,485)

	21,765,430	10,472,015	19,816,338	4,193,959

EXPENSES:
Management fees	1,569,346	1,154,064	2,253,828	483,187
Distribution expenses-Service Class	188,597	241,429	416,962	172,813
Accounting and administration expenses	118,842	84,264	183,319	36,020
Custodian fees	59,543	118,125	6,035	2,479
Shareholder servicing fees	48,399	33,534	72,944	14,423
Professional fees	30,926	29,781	34,652	20,418
Trustees’ fees and expenses	12,647	8,952	19,929	3,945
Pricing fees	10,886	8,238	270	356
Reports and statements to shareholders	9,310	28,398	15,446	25,851
Consulting fees	1,896	1,560	2,464	1,156
Other	6,447	3,561	13,674	1,847

	2,056,839	1,711,906	3,019,523	762,495
Less:
Management fees waived	(39,672)	(32,232)	(53,308)	(16,116)

Total operating expenses	2,017,167	1,679,674	2,966,215	746,379

NET INVESTMENT INCOME	19,748,263	8,792,341	16,850,123	3,447,580

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	47,281,267	45,274,497	160,365,419	32,371,180
Foreign currencies	180,620	186,260	—	—
Foreign currency exchange contracts	44,305	(488,831)	—	—
Futures contracts	3,031,824	702,122	935,239	133,033

Net realized gain	50,538,016	45,674,048	161,300,658	32,504,213

Net change in unrealized appreciation (depreciation) of:
Investments	43,613,987	44,087,260	(65,400,813)	(32,075,445)
Foreign currencies	232,004	(2,466)	—	—
Foreign currency exchange contracts	—	(910)	—	—
Futures contracts	(81,503)	163,659	55,630	39,762

Net change in unrealized appreciation (depreciation)	43,764,488	44,247,543	(65,345,183)	(32,035,683)

NET REALIZED AND UNREALIZED GAIN	94,302,504	89,921,591	95,955,475	468,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,050,767	$98,713,932	$112,805,598	$3,916,110

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–22

LVIP SSGA Funds

Statements of Changes in Net Assets

	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,748,263	$32,114,830	$8,792,341	$14,488,490	$16,850,123	$29,694,951	$3,447,580	$5,710,564
Net realized gain (loss)	50,538,016	(58,331,592)	45,674,048	(89,100,872)	161,300,658	43,784,127	32,504,213	(2,573,298)
Net change in unrealized appreciation (depreciation)	43,764,488	109,401,825	44,247,543	143,138,345	(65,345,183)	177,699,327	(32,035,683)	63,438,188

Net increase in net assets resulting from operations	114,050,767	83,185,063	98,713,932	68,525,963	112,805,598	251,178,405	3,916,110	66,575,454

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(27,788,469)	—	(10,213,287)	—	(26,070,279)	—	(2,981,060)
Service Class	—	(4,995,904)	—	(4,432,528)	—	(6,606,292)	—	(2,444,947)
Net realized gain:
Standard Class	—	(16,792,024)	—	—	—	(95,171,256)	—	(6,293,554)
Service Class	—	(3,248,469)	—	—	—	(30,337,969)	—	(6,307,216)

	—	(52,824,866)	—	(14,645,815)	—	(158,185,796)	—	(18,026,777)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	56,209,932	159,849,346	29,097,222	221,007,886	107,465,743	430,857,523	29,369,268	36,276,848
Service Class	14,298,841	15,840,439	18,149,952	25,806,795	33,912,157	35,766,150	21,128,051	24,519,616
Reinvestment of dividends and distributions:
Standard Class	—	44,580,493	—	10,213,287	—	121,241,535	—	9,274,614
Service Class	—	8,244,373	—	4,432,528	—	36,944,261	—	8,752,163

	70,508,773	228,514,651	47,247,174	261,460,496	141,377,900	624,809,469	50,497,319	78,823,241

Cost of shares redeemed:
Standard Class	(60,400,896)	(167,119,927)	(53,227,168)	(222,765,798)	(204,628,095)	(215,239,925)	(8,224,160)	(31,599,087)
Service Class	(17,229,624)	(28,385,266)	(22,162,271)	(39,981,092)	(36,183,915)	(70,789,081)	(19,666,645)	(30,522,500)

	(77,630,520)	(195,505,193)	(75,389,439)	(262,746,890)	(240,812,010)	(286,029,006)	(27,890,805)	(62,121,587)

Increase (decrease) in net assets derived from capital share transactions	(7,121,747)	33,009,458	(28,142,265)	(1,286,394)	(99,434,110)	338,780,463	22,606,514	16,701,654

NET INCREASE IN NET ASSETS	106,929,020	63,369,655	70,571,667	52,593,754	13,371,488	431,773,072	26,522,624	65,250,331
NET ASSETS:
Beginning of period	888,982,432	825,612,777	639,994,467	587,400,713	1,405,790,873	974,017,801	286,139,485	220,889,154

End of period	$995,911,452	$888,982,432	$710,566,134	$639,994,467	$1,419,162,361	$1,405,790,873	$312,662,109	$286,139,485

Undistributed net investment income	$20,293,286	$545,023	$9,387,047	$594,706	$16,850,123	$—	$3,667,402	$219,822

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–23

LVIP SSGA Developed International 150 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$7.925	$7.663	$9.077	$9.491	$8.097	$7.314

Income (loss) from investment operations:
Net investment income[2]	0.175	0.289	0.278	0.302	0.294	0.275
Net realized and unrealized gain (loss)	0.832	0.453	(0.676)	(0.209)	1.344	0.714

Total from investment operations	1.007	0.742	(0.398)	0.093	1.638	0.989

Less dividends and distributions from:
Net investment income	—	(0.300)	(0.259)	(0.318)	(0.244)	(0.206)
Net realized gain	—	(0.180)	(0.757)	(0.189)	—	—

Total dividends and distributions	—	(0.480)	(1.016)	(0.507)	(0.244)	(0.206)

Net asset value, end of period	$8.932	$7.925	$7.663	$9.077	$9.491	$8.097

Total return[3]	12.72%	9.73%	(4.30% )	0.91%	20.31%	13.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$837,276	$745,352	$682,486	$748,475	$643,792	$418,262
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.38%	0.41%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.51%	0.83%	0.85%
Ratio of net investment income to average net assets	4.17%	3.77%	3.03%	3.04%	3.37%	3.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.16%	3.76%	3.03%	2.91%	2.95%	3.25%
Portfolio turnover	56%	63%	57%	53%	58%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–24

LVIP SSGA Developed International 150 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Developed International 150 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$7.928	$7.668	$9.080	$9.494	$8.101	$7.319

Income (loss) from investment operations:
Net investment income[2]	0.165	0.270	0.255	0.277	0.271	0.255
Net realized and unrealized gain (loss)	0.831	0.451	(0.674)	(0.209)	1.344	0.714

Total from investment operations	0.996	0.721	(0.419)	0.068	1.615	0.969

Less dividends and distributions from:
Net investment income	—	(0.281)	(0.236)	(0.293)	(0.222)	(0.187)
Net realized gain	—	(0.180)	(0.757)	(0.189)	—	—

Total dividends and distributions	—	(0.461)	(0.993)	(0.482)	(0.222)	(0.187)

Net asset value, end of period	$8.924	$7.928	$7.668	$9.080	$9.494	$8.101

Total return[3]	12.56%	9.46%	(4.53% )	0.65%	20.01%	13.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,635	$143,630	$143,127	$151,765	$154,865	$146,696
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.63%	0.66%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.76%	1.08%	1.10%
Ratio of net investment income to average net assets	3.92%	3.52%	2.78%	2.79%	3.12%	3.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.91%	3.51%	2.78%	2.66%	2.70%	3.00%
Portfolio turnover	56%	63%	57%	53%	58%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–25

LVIP SSGA Emerging Markets 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.232	$7.325	$9.288	$9.917	$10.447	$10.564

Income (loss) from investment operations:
Net investment income[2]	0.120	0.223	0.357	0.322	0.253	0.327
Net realized and unrealized gain (loss)	1.177	0.914	(1.940)	(0.658)	(0.553)	0.899

Total from investment operations	1.297	1.137	(1.583)	(0.336)	(0.300)	1.226

Less dividends and distributions from:
Net investment income	—	(0.230)	(0.380)	(0.293)	(0.230)	(0.273)
Net realized gain	—	—	—	—	—	(1.070)

Total dividends and distributions	—	(0.230)	(0.380)	(0.293)	(0.230)	(1.343)

Net asset value, end of period	$9.529	$8.232	$7.325	$9.288	$9.917	$10.447

Total return[3]	15.76%	15.44%	(17.04% )	(3.37% )	(2.83% )	12.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$509,070	$462,296	$421,228	$492,713	$478,730	$280,612
Ratio of expenses to average net assets	0.42%	0.44%	0.46%	0.44%	0.49%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.43%	0.45%	0.46%	0.69%	1.24%	1.25%
Ratio of net investment income to average net assets	2.66%	2.86%	3.99%	3.28%	2.58%	3.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.65%	2.85%	3.99%	3.03%	1.83%	2.31%
Portfolio turnover	55%	73%	51%	84%	39%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–26

LVIP SSGA Emerging Markets 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.235	$7.329	$9.289	$9.917	$10.448	$10.564

Income (loss) from investment operations:
Net investment income[2]	0.109	0.204	0.334	0.297	0.229	0.303
Net realized and unrealized gain (loss)	1.176	0.913	(1.936)	(0.657)	(0.554)	0.897

Total from investment operations	1.285	1.117	(1.602)	(0.360)	(0.325)	1.200

Less dividends and distributions from:
Net investment income	—	(0.211)	(0.358)	(0.268)	(0.206)	(0.246)
Net realized gain	—	—	—	—	—	(1.070)

Total dividends and distributions	—	(0.211)	(0.358)	(0.268)	(0.206)	(1.316)

Net asset value, end of period	$9.520	$8.235	$7.329	$9.289	$9.917	$10.448

Total return[3]	15.60%	15.16%	(17.25% )	(3.61% )	(3.08% )	12.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$201,496	$177,698	$166,173	$184,408	$191,838	$189,969
Ratio of expenses to average net assets	0.67%	0.69%	0.71%	0.69%	0.74%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.70%	0.71%	0.94%	1.49%	1.50%
Ratio of net investment income to average net assets	2.41%	2.61%	3.74%	3.03%	2.33%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.40%	2.60%	3.74%	2.78%	1.58%	2.06%
Portfolio turnover	55%	73%	51%	84%	39%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–27

LVIP SSGA Large Cap 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.786	$12.878	$15.954	$14.468	$11.492	$10.408

Income (loss) from investment operations:
Net investment income[2]	0.169	0.342	0.359	0.365	0.332	0.313
Net realized and unrealized gain (loss)	0.948	2.302	(1.141)	2.044	3.736	0.954

Total from investment operations	1.117	2.644	(0.782)	2.409	4.068	1.267

Less dividends and distributions from:
Net investment income	—	(0.316)	(0.391)	(0.393)	(0.310)	(0.183)
Net realized gain	—	(1.420)	(1.903)	(0.530)	(0.782)	—

Total dividends and distributions	—	(1.736)	(2.294)	(0.923)	(1.092)	(0.183)

Net asset value, end of period	$14.903	$13.786	$12.878	$15.954	$14.468	$11.492

Total return[3]	8.10%	21.53%	(4.67% )	16.73%	35.85%	12.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,071,958	$1,081,971	$674,162	$1,031,276	$813,764	$428,018
Ratio of expenses to average net assets	0.35%	0.34%	0.34%	0.34%	0.36%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.35%	0.34%	0.41%	0.57%	0.58%
Ratio of net investment income to average net assets	2.35%	2.56%	2.32%	2.37%	2.43%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.55%	2.32%	2.30%	2.22%	2.60%
Portfolio turnover	62%	57%	61%	44%	44%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–28

LVIP SSGA Large Cap 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$13.771	$12.870	$15.944	$14.463	$11.492	$10.408

Income (loss) from investment operations:
Net investment income[2]	0.150	0.306	0.318	0.325	0.294	0.284
Net realized and unrealized gain (loss)	0.948	2.298	(1.137)	2.041	3.735	0.956

Total from investment operations	1.098	2.604	(0.819)	2.366	4.029	1.240

Less dividends and distributions from:
Net investment income	—	(0.283)	(0.352)	(0.355)	(0.276)	(0.156)
Net realized gain	—	(1.420)	(1.903)	(0.530)	(0.782)	—

Total dividends and distributions	—	(1.703)	(2.255)	(0.885)	(1.058)	(0.156)

Net asset value, end of period	$14.869	$13.771	$12.870	$15.944	$14.463	$11.492

Total return[3]	7.97%	21.22%	(4.91% )	16.44%	35.50%	11.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$347,204	$323,820	$299,856	$339,894	$329,982	$290,205
Ratio of expenses to average net assets	0.60%	0.59%	0.59%	0.59%	0.61%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.60%	0.59%	0.66%	0.82%	0.83%
Ratio of net investment income to average net assets	2.10%	2.31%	2.07%	2.12%	2.18%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.09%	2.30%	2.07%	2.05%	1.97%	2.35%
Portfolio turnover	62%	57%	61%	44%	44%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–29

LVIP SSGA Small-Mid Cap 200 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$14.163	$11.701	$14.908	$15.394	$12.629	$12.366

Income (loss) from investment operations:
Net investment income[2]	0.176	0.315	0.344	0.432	0.412	0.500
Net realized and unrealized gain (loss)	0.009	3.107	(1.347)	0.204	3.884	1.166

Total from investment operations	0.185	3.422	(1.003)	0.636	4.296	1.666

Less dividends and distributions from:
Net investment income	—	(0.281)	(0.330)	(0.516)	(0.398)	(0.319)
Net realized gain	—	(0.679)	(1.874)	(0.606)	(1.133)	(1.084)

Total dividends and distributions	—	(0.960)	(2.204)	(1.122)	(1.531)	(1.403)

Net asset value, end of period	$14.348	$14.163	$11.701	$14.908	$15.394	$12.629

Total return[3]	1.31%	30.09%	(6.84% )	4.30%	34.49%	13.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,016	$146,614	$107,473	$117,200	$100,958	$64,409
Ratio of expenses to average net assets	0.40%	0.40%	0.41%	0.41%	0.42%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.41%	0.41%	0.52%	0.76%	0.77%
Ratio of net investment income to average net assets	2.50%	2.50%	2.39%	2.83%	2.80%	3.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.49%	2.49%	2.39%	2.72%	2.46%	3.60%
Portfolio turnover	62%	74%	70%	56%	55%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–30

LVIP SSGA Small-Mid Cap 200 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$14.150	$11.696	$14.901	$15.388	$12.628	$12.366

Income (loss) from investment operations:
Net investment income[2]	0.158	0.283	0.306	0.393	0.373	0.469
Net realized and unrealized gain (loss)	0.009	3.099	(1.343)	0.203	3.881	1.164

Total from investment operations	0.167	3.382	(1.037)	0.596	4.254	1.633

Less dividends and distributions from:
Net investment income	—	(0.249)	(0.294)	(0.477)	(0.361)	(0.287)
Net realized gain	—	(0.679)	(1.874)	(0.606)	(1.133)	(1.084)

Total dividends and distributions	—	(0.928)	(2.168)	(1.083)	(1.494)	(1.371)

Net asset value, end of period	$14.317	$14.150	$11.696	$14.901	$15.388	$12.628

Total return[3]	1.18%	29.76%	(7.08% )	4.04%	34.16%	13.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,646	$139,525	$113,416	$116,053	$115,941	$97,729
Ratio of expenses to average net assets	0.65%	0.65%	0.66%	0.66%	0.67%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.77%	1.01%	1.02%
Ratio of net investment income to average net assets	2.25%	2.25%	2.14%	2.58%	2.55%	3.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.24%	2.24%	2.14%	2.47%	2.21%	3.35%
Portfolio turnover	62%	74%	70%	56%	55%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–31

LVIP SSGA Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are a diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate that portion of realized gains and losses on foreign equity securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP SSGA Funds–32

LVIP SSGA Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholding not eligible for rebates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Withholding taxes on foreign dividends are recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. For the six months ended June 30, 2017, there were no brokerage commissions for LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap 200 Fund.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund. The fees are calculated daily and paid monthly. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%

LIAC has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—
On the next $400 million	0.010%	0.005%	0.015%	—

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Adviser an annual fee based on each Fund’s average daily net assets.

LVIP SSGA Funds–33

LVIP SSGA Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Administrative	$26,837	$19,012	$41,815	$8,189
Legal	6,479	4,589	10,095	1,977

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2017, these fees were as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Printing and mailing	$3,021	$23,283	$6,632	$21,311

The Funds currently offer two classes of shares: the Standard Class and the Service Class shares. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

At June 30, 2017, the Funds had liabilities payable to affiliates as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$263,694	$190,498	$369,097	$80,437
Distribution fees payable to LFD	32,518	41,228	70,982	28,900
Shareholder servicing fees payable to Lincoln Life	23,897	16,705	35,739	7,239
Printing and mailing fees payable to Lincoln Life	3,021	23,283	6,632	21,311

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Purchases	$535,979,256	$373,172,303	$896,155,072	$204,749,772
Sales	522,914,618	395,827,907	982,750,614	179,888,208

LVIP SSGA Funds–34

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Funds were as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Cost of investments	$915,898,040	$668,536,680	$1,258,217,333	$303,000,352

Aggregate unrealized appreciation	$116,559,780	$73,087,150	$196,786,850	$28,666,805
Aggregate unrealized depreciation	(46,676,882)	(36,264,486)	(40,705,238)	(19,040,898)

Net unrealized appreciation	$69,882,898	$36,822,664	$156,081,612	$9,625,907

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the LVIP SSGA Developed International 150 Fund, the LVIP SSGA Emerging Markets 100 Fund and the LVIP Small-Mid Cap 200 Fund had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Small-Mid 200 Fund
Short-Term	$32,168,597	$50,234,532	$1,909,643
Long-Term	23,563,148	80,872,166	—

Total	$55,731,745	$131,106,698	$1,909,643

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of the restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which received upon disposition and this could impact the results of operations.

LVIP SSGA Funds–35

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2017:

LVIP SSGA Developed International 150 Fund

Level 1
Investments:
Assets:
Common Stock	$969,636,555
Money Market Fund	15,996,124
Right	148,259

Total Investments	$985,780,938

Derivatives:
Liabilities:
Futures Contracts	$(100,289)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Emerging Markets 100 Fund

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Brazil	$20,754,666	$—	$20,754,666
Chile	5,900,261	—	5,900,261
Czech Republic	6,817,365	—	6,817,365
Hong Kong	190,566,286	—	190,566,286
Hungary	7,929,195	—	7,929,195
Indonesia	7,322,018	—	7,322,018
Malaysia	7,200,893	—	7,200,893
Mexico	14,741,843	—	14,741,843
Republic of Korea	183,053,422	—	183,053,422
Russia	18,024,663	11,766,086	29,790,749
South Africa	35,853,706	—	35,853,706
Taiwan	118,410,005	—	118,410,005
Thailand	—	18,851,777	18,851,777
Turkey	24,286,852	—	24,286,852
United Arab Emirates	13,654,655	—	13,654,655
Money Market Fund	6,859,764	—	6,859,764
Preferred Stock	13,365,887	—	13,365,887

Total Investments	$674,741,481	$30,617,863	$705,359,344

Derivatives:
Assets:
Futures Contracts	$15,345	$—	$15,345

Liabilities:
Foreign Currency Exchange Contracts	$—	$(910)	$(910)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Funds–36

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

LVIP SSGA Large Cap 100 Fund

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,408,138,015	$—	$1,408,138,015
Money Market Fund	4,891,857	—	4,891,857
Short-Term Investment	—	1,269,073	1,269,073

Total Investments	$1,413,029,872	$1,269,073	$1,414,298,945

Derivatives:
Liabilities:
Futures Contracts	$(43,374)	$—	$(43,374)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$307,714,148	$—	$307,714,148
Money Market Fund	4,633,412	—	4,633,412
Short-Term Investment	—	278,699	278,699

Total Investments	$312,347,560	$278,699	$312,626,259

Derivatives:
Liabilities:
Futures Contracts	$(17,502)	$—	$(17,502)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the LVIP SSGA Emerging Markets 100 Fund and the LVIP SSGA Developed International 150 Fund use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017 for the LVIP SSGA Emerging Markets 100 Fund and the LVIP SSGA Developed International 150 Fund. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Funds–37

LVIP SSGA Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	6,788,817	21,097,899	3,150,659	26,645,568	7,395,036	32,651,162	2,079,760	2,852,846
Service Class	1,679,323	2,104,094	2,001,282	3,383,047	2,352,302	2,718,076	1,497,072	1,933,535
Shares reinvested:
Standard Class	—	5,601,951	—	1,204,034	—	9,241,851	—	709,575
Service Class	—	1,036,873	—	522,463	—	2,831,531	—	674,706

	8,468,140	29,840,817	5,151,941	31,755,112	9,747,338	47,442,620	3,576,832	6,170,662

Shares redeemed:
Standard Class	(7,098,211)	(21,709,297)	(5,885,547)	(29,198,729)	(13,948,187)	(15,760,472)	(582,330)	(2,395,475)
Service Class	(2,020,213)	(3,689,835)	(2,415,509)	(4,999,172)	(2,514,599)	(5,334,120)	(1,394,268)	(2,444,940)

	(9,118,424)	(25,399,132)	(8,301,056)	(34,197,901)	(16,462,786)	(21,094,592)	(1,976,598)	(4,840,415)

Net increase (decrease)	(650,284)	4,441,685	(3,149,115)	(2,442,789)	(6,715,448)	26,348,028	1,600,234	1,330,247

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds’ could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017 for the LVIP SSGA Developed International 150 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund.

During the six months ended June 30, 2017, each Fund used foreign currency contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds’ investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP SSGA Funds–38

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, each Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2017 were as follows:

LVIP SSGA Developed International 150 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(100,289)

LVIP SSGA Emerging Markets 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(910)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$15,345	Receivables and other assets net of liabilities	$—

Total		$15,345		$(910)

LVIP SSGA Large Cap 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(43,374)

LVIP SSGA Small-Mid Cap 200 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(17,502)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2017 was as follows:

LVIP SSGA Developed International 150 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$44,305	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,031,824	(81,503)

Total		$3,076,129	$(81,503)

LVIP SSGA Funds–39

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP SSGA Emerging Markets 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(488,831)	$ (910)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	702,122	163,659

Total		$213,291	$162,749

LVIP SSGA Large Cap 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$935,239	$55,630

LVIP SSGA Small-Mid Cap 200 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$133,033	$39,762

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2017.

	Long Derivative Volume		Short Derivative Volume
	Foreign Currency Exchange Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)	Futures Contracts (Average Notional Value)
LVIP SSGA Developed International 150 Fund	$638,062	$22,820,095	$823,148	$—
LVIP SSGA Emerging Markets 100 Fund	622,034	6,747,147	1,949,476	—
LVIP SSGA Large Cap 100 Fund	—	11,601,387	—	—
LVIP SSGA Small-Mid Cap 200 Fund	—	3,888,607	—	—

At June 30, 2017, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap 200 Fund pledged collateral for futures contracts as follows:

	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
U.S. Treasury Obligations, at value	$1,269,073	$278,699

In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association,

LVIP SSGA Funds–40

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had no open derivatives that are subject to offsetting provisions.

6. Market Risk

Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time.

The LVIP SSGA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invest in REITs and are subject to the risks associated with that industry. If the Funds acquires a direct interest in real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2017. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities held by the LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 and LVIP SSGA Small-Mid Cap 200 Fund. Rule 144A securities for LVIP SSGA Developed International 150 Fund have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP SSGA Funds–41

LVIP SSGA Funds

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSGA Funds–42

LVIP SSGA Global Tactical Allocation Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,071.00	0.34%	$1.75
Service Class Shares	1,000.00	1,069.70	0.59%	3.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	71.50%
Equity Funds	19.63%
Fixed Income Funds	23.32%
International Equity Funds	28.55%
Unaffiliated Investments	28.51%
Equity Funds	15.42%
Fixed Income Funds	5.81%
International Equity Funds	2.87%
Money Market Fund	4.41%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–71.50%
Equity Funds–19.63%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	9,003,100	$134,173,196
LVIP SSGA S&P 500 Index Fund	277,108	4,710,011
LVIP SSGA Small-Cap Index Fund	158,354	4,772,310
LVIP SSGA Small-Mid Cap 200 Fund	3,378,617	48,476,397

		192,131,914

Fixed Income Funds–23.32%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,803,337	134,451,809
SPDR® Bloomberg Barclays TIPS ETF	1,670,002	93,804,012

		228,255,821

International Equity Funds–28.55%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	12,672,519	113,190,939
LVIP SSGA Emerging Markets 100 Fund	2,967,480	28,277,115
LVIP SSGA International Index Fund	5,041,852	46,919,477
SPDR® S&P Emerging Markets ETF	561,505	37,401,848
SPDR® S&P World ex-US ETF	1,839,458	53,583,412

		279,372,791

Total Affiliated Investments (Cost $621,735,452)		699,760,526

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–28.51%
Equity Funds–15.42%
Health Care Select Sector SPDR® Fund	245,714	$19,470,377
Industrial Select Sector SPDR® Fund	282,581	19,246,592
SPDR® S&P 500 ETF Trust	290,999	70,363,558
SPDR® S&P 600 Small Cap ETF	193,318	23,807,112
Technology Select Sector SPDR® Fund	329,394	18,024,440

		150,912,079

Fixed Income Funds–5.81%
SPDR® Bloomberg Barclays Aggregate Bond ETF	817,879	47,167,082
Vanguard Long-Term Bond ETF	103,670	9,655,824

		56,822,906

International Equity Funds–2.87%
Vanguard FTSE European ETF	170,170	9,383,174
Vanguard FTSE Pacific ETF	284,725	18,734,905

		28,118,079

Money Market Fund–4.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	43,127,388	43,127,388

		43,127,388

Total Unaffiliated Investments (Cost $258,222,720)		278,980,452

TOTAL VALUE OF SECURITIES–100.01% (Cost $879,958,172)	978,740,978
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(121,781)

NET ASSETS APPLICABLE TO 81,484,278 SHARES OUTSTANDING–100.00%	$978,619,197

*	Standard Class shares.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
28 British Pound	$2,245,334	$2,282,875	9/19/17	$37,541	$—
27 Euro	3,826,823	3,870,112	9/19/17	43,289	—
22 Japanese Yen	2,531,991	2,450,250	9/19/17	—	(81,741)

				80,830	(81,741)

Equity Contracts:
20 E-mini MSCI Emerging Markets Index	1,008,747	1,008,300	9/18/17	—	(447)
73 E-mini S&P 500 Index	8,856,670	8,836,285	9/18/17	—	(20,385)
7 E-mini S&P MidCap 400 Index	1,235,731	1,222,270	9/18/17	—	(13,461)
114 Euro STOXX 50 Index	4,627,511	4,467,337	9/18/17	—	(160,174)
26 FTSE 100 Index	2,518,227	2,452,579	9/18/17	—	(65,648)
16 Nikkei 225 Index (OSE)	2,861,450	2,847,922	9/8/17	—	(13,528)

				—	(273,643)

Total				$80,830	$(355,384)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$699,760,526
Unaffiliated investments, at value	278,980,452

Total investments, at value	978,740,978
Foreign currencies collateral held at broker for futures contracts, at value	2,067,291
Dividends receivable from investments	372,295
Receivable for fund shares sold	168,079
Foreign currencies, at value	83,191
Unrealized appreciation on futures contracts	80,830

TOTAL ASSETS	981,512,664

LIABILITIES:
Payable for fund shares redeemed	1,202,911
Cash due to broker for futures contracts	737,150
Due to manager and affiliates	481,636
Unrealized depreciation on futures contracts	355,384
Cash due to custodian	83,139
Other accrued expenses payable	33,247

TOTAL LIABILITIES	2,893,467

TOTAL NET ASSETS	$978,619,197

Affiliated investments, at cost	$621,735,452
Unaffiliated investments, at cost	258,222,720

Total investments, at cost	$879,958,172

Foreign currencies, at cost	$83,302

Foreign currencies collateral held at broker for futures contracts, at cost	$2,067,291

Standard Class:
Net Assets	$47,753,094
Shares Outstanding	3,971,510
Net Asset Value Per Share	$12.024

Service Class:
Net Assets	$930,866,103
Shares Outstanding	77,512,768
Net Asset Value Per Share	$12.009

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$944,091,809
Undistributed net investment income	2,243,883
Accumulated net realized loss on investments	(66,224,636)
Net unrealized appreciation of investments and derivatives	98,508,141

TOTAL NET ASSETS	$978,619,197

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,782,987
Dividends from affiliated investments	1,745,322

4,528,309

EXPENSES:
Management fees	1,932,744
Distribution fees-Service Class	1,148,428
Accounting and administration expenses	49,718
Shareholder servicing fees	47,482
Reports and statements to shareholders	28,828
Professional fees	26,987
Trustees’ fees and expenses	13,117
Custodian fees	5,707
Consulting fees	2,857
Pricing fees	188
Other	2,798

3,258,854
Less:
Management fees waived	(483,186)

Total operating expenses	2,775,668

NET INVESTMENT INCOME	1,752,641

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Sale of affiliated investments	5,212,347
Sale of unaffiliated investments	6,801,140
Foreign currencies	83,029
Futures contracts	2,302,036

Net realized gain	14,398,552

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	41,159,371
Unaffiliated investments	8,693,015
Foreign currencies	32
Futures contracts	(394,661)

Net change in unrealized appreciation (depreciation)	49,457,757

NET REALIZED AND UNREALIZED GAIN	63,856,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,608,950

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,752,641	$16,718,122
Net realized gain (loss)	14,398,552	(21,029,150)
Net change in unrealized appreciation (depreciation)	49,457,757	55,375,353

Net increase in net assets resulting from operations	65,608,950	51,064,325

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(922,634)
Service Class	—	(15,798,953)

	—	(16,721,587)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,050,612	6,901,631
Service Class	28,583,626	69,109,290
Reinvestment of dividends and distributions:
Standard Class	—	922,634
Service Class	—	15,798,953

	30,634,238	92,732,508

Cost of shares redeemed:
Standard Class	(4,836,394)	(9,200,755)
Service Class	(79,889,748)	(150,851,172)

	(84,726,142)	(160,051,927)

Decrease in net assets derived from capital share transactions	(54,091,904)	(67,319,419)

NET INCREASE (DECREASE) IN NET ASSETS	11,517,046	(32,976,681)
NET ASSETS:
Beginning of period	967,102,151	1,000,078,832

End of period	$978,619,197	$967,102,151

Undistributed net investment income	$2,243,883	$491,242

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.227	$10.841	$11.979	$11.784	$10.951	$10.193

Income (loss) from investment operations:
Net investment income[3]	0.035	0.215	0.220	0.234	0.227	0.198
Net realized and unrealized gain (loss)	0.762	0.395	(1.000)	0.236	0.846	0.931

Total from investment operations	0.797	0.610	(0.780)	0.470	1.073	1.129

Less dividends and distributions from:
Net investment income	—	(0.224)	(0.358)	(0.275)	(0.240)	(0.371)

Total dividends and distributions	—	(0.224)	(0.358)	(0.275)	(0.240)	(0.371)

Net asset value, end of period	$12.024	$11.227	$10.841	$11.979	$11.784	$10.951

Total return[4]	7.10%	5.62%	(6.52% )	3.97%	9.81%	11.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,753	$47,250	$46,949	$49,090	$45,331	$40,440
Ratio of expenses to average net assets[5]	0.34%	0.33%	0.33%	0.34%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.44%	0.43%	0.43%	0.44%	0.33%	0.30%
Ratio of net investment income to average net assets	0.60%	1.94%	1.86%	1.94%	1.99%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.50%	1.84%	1.76%	1.84%	1.96%	1.85%
Portfolio turnover	30%	64%	58%	53%	70%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16[2]	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$11.227	$10.843	$11.978	$11.784	$10.953	$10.195

Income (loss) from investment operations:
Net investment income[3]	0.020	0.187	0.190	0.204	0.198	0.171
Net realized and unrealized gain (loss)	0.762	0.393	(0.996)	0.234	0.845	0.932

Total from investment operations	0.782	0.580	(0.806)	0.438	1.043	1.103

Less dividends and distributions from:
Net investment income	—	(0.196)	(0.329)	(0.244)	(0.212)	(0.345)

Total dividends and distributions	—	(0.196)	(0.329)	(0.244)	(0.212)	(0.345)

Net asset value, end of period	$12.009	$11.227	$10.843	$11.978	$11.784	$10.953

Total return[4]	6.97%	5.36%	(6.75% )	3.71%	9.54%	10.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$930,866	$919,852	$953,130	$973,809	$807,031	$419,366
Ratio of expenses to average net assets[5]	0.59%	0.58%	0.58%	0.59%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.69%	0.68%	0.68%	0.69%	0.58%	0.55%
Ratio of net investment income to average net assets	0.35%	1.69%	1.61%	1.69%	1.74%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.25%	1.59%	1.51%	1.59%	1.71%	1.60%
Portfolio turnover	30%	64%	58%	53%	70%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-Adviser is also responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$27,645
Legal	6,672

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,356 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that the Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$242,597
Distribution fees payable to LFD	192,232
Shareholder servicing fees payable to Lincoln Life	23,451
Printing and mailing fees payable to Lincoln Life	23,356

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$159,430,406	$4,565,294	$32,450,215	$(471,578)	$3,377,902	$134,451,809	$—	$—
LVIP SSGA Developed International 150 Fund	75,028,441	37,440,000	11,570,638	444,161	11,848,975	113,190,939	—	—
LVIP SSGA Emerging Markets 100 Fund	28,106,635	1,910,001	5,955,788	105,766	4,110,501	28,277,115	—	—
LVIP SSGA International Index Fund	14,019,930	36,030,000	8,414,653	468,011	4,816,189	46,919,477	—	—
LVIP SSGA Large Cap 100 Fund	129,431,702	1,076,506	6,531,756	64,414	10,132,330	134,173,196	—	—
LVIP SSGA S&P 500 Index Fund	19,112,226	—	15,970,000	4,178,311	(2,610,526)	4,710,011	—	—
LVIP SSGA Small-Cap Index Fund	5,241,019	—	699,019	235,257	(4,947)	4,772,310	—	—
LVIP SSGA Small-Mid Cap 200 Fund	37,349,191	10,560,000	—	—	567,206	48,476,397	—	—
SPDR® Bloomberg Barclays Aggregated Bond ETF*	54,389,906	—	—	—	—	—	—	—
SPDR® Bloomberg Barclays TIPS ETF	92,505,044	2,000,700	670,306	(13,041)	(18,385)	93,804,012	912,148	—
SPDR® S&P Emerging Markets ETF	26,961,753	7,935,755	2,129,716	76,951	4,557,105	37,401,848	169,110	—
SPDR® S&P World ex-US ETF**	18,308,089	33,454,019	2,685,812	124,095	4,383,021	53,583,412	664,064	—

Total	$659,884,342	$134,972,275	$87,077,903	$5,212,347	$41,159,371	$699,760,526	$1,745,322	$—

* Issuer considered an unaffiliated investment of the Fund at June 30, 2017.

** Issuer considered an unaffiliated investment of the Fund at December 31, 2016.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$278,322,515
Sales	321,730,580

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$879,958,172

Aggregate unrealized appreciation	$98,918,335
Aggregate unrealized depreciation	(135,529)

Net unrealized appreciation	$98,782,806

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In		Post-Enactment Losses (No Expiration)
2017	2018	Short-Term	Total
$27,953,328	$3,265,118	$15,965,686	$47,184,132

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$699,760,526
Unaffiliated Investments	278,980,452

Total Investments	$978,740,978

Derivatives:
Assets:
Futures Contracts	$80,830

Liabilities:
Futures Contracts	$(355,384)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	175,512	623,986
Service Class	2,444,845	6,270,072
Shares reinvested:
Standard Class	—	82,180
Service Class	—	1,407,228

	2,620,357	8,383,466

Shares redeemed:
Standard Class	(412,670)	(828,041)
Service Class	(6,864,601)	(13,651,430)

	(7,277,271)	(14,479,471)

Net decrease	(4,656,914)	(6,096,005)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$80,830	Unrealized depreciation on futures contracts	$(81,741)
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	(273,643)

Total		$80,830		$(355,384)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,972,874	$(505,035)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	329,162	110,374

Total		$2,302,036	$(394,661)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$28,590,583	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA International Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA International Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,141.60	0.41%	$2.18
Service Class Shares	1,000.00	1,140.30	0.66%	3.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
Service Class Shares	1,000.00	1,021.52	0.66%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Security Type/Country	Percentage of Net Assets

Common Stock	98.51%
Australia	6.98%
Austria	0.22%
Belgium	1.14%
China	0.01%
Denmark	1.78%
Finland	0.98%
France	10.29%
Germany	8.91%
Hong Kong	3.45%
Ireland	0.70%
Israel	0.67%
Italy	2.15%
Japan	23.30%
Netherlands	4.15%
New Zealand	0.16%
Norway	0.60%
Portugal	0.15%
Singapore	1.32%
South Africa	0.03%
Spain	3.38%
Sweden	2.97%
Switzerland	8.70%
United Kingdom	16.47%
Preferred Stock	0.53%
Rights	0.01%
Money Market Fund	0.16%
Total Value of Securities	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	1.20%
Air Freight & Logistics	0.37%
Airlines	0.22%
Auto Components	1.27%
Automobiles	3.38%
Banks	12.60%
Beverages	2.17%
Biotechnology	0.86%
Building Products	0.82%
Capital Markets	2.38%
Chemicals	3.67%
Commercial Services & Supplies	0.54%
Communications Equipment	0.42%
Construction & Engineering	0.93%

Sector	Percentage of Net Assets

Construction Materials	0.67%
Consumer Finance	0.08%
Containers & Packaging	0.12%
Distributors	0.03%
Diversified Consumer Services	0.02%
Diversified Financial Services	0.73%
Diversified Telecommunication Services	2.52%
Electric Utilities	1.76%
Electrical Equipment	1.50%
Electronic Equipment, Instruments & Components	1.38%
Energy Equipment & Services	0.08%
Equity Real Estate Investment Trusts	1.65%
Food & Staples Retailing	1.51%
Food Products	3.19%
Gas Utilities	0.37%
Health Care Equipment & Supplies	1.00%
Health Care Providers & Services	0.67%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	1.38%
Household Durables	1.20%
Household Products	0.86%
Independent Power & Renewable Electricity Producers	0.04%
Industrial Conglomerates	1.74%
Insurance	5.49%
Internet & Direct Marketing Retail	0.14%
Internet Software & Services	0.17%
IT Services	0.74%
Leisure Products	0.21%
Life Sciences Tools & Services	0.21%
Machinery	2.56%
Marine	0.25%
Media	1.26%
Metals & Mining	2.71%
Multiline Retail	0.29%
Multi-Utilities	1.09%
Oil, Gas & Consumable Fuels	4.61%
Paper & Forest Products	0.26%
Personal Products	2.08%
Pharmaceuticals	7.98%
Professional Services	1.09%
Real Estate Management & Development	1.99%
Road & Rail	1.19%
Semiconductors & Semiconductor Equipment	1.09%
Software	1.58%
Specialty Retail	0.91%
Technology Hardware, Storage & Peripherals	0.60%
Textiles, Apparel & Luxury Goods	1.87%
Tobacco	1.55%
Trading Companies & Distributors	1.31%
Transportation Infrastructure	0.65%

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)

Sector	Percentage of Net Assets

Water Utilities	0.11%
Wireless Telecommunication Services	1.69%
Total	99.05%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Nestle	1.96%
Novartis	1.35%
HSBC Holdings	1.34%
Roche Holding	1.30%
Toyota Motor	0.99%
British American Tobacco	0.91%
Royal Dutch Shell Class A	0.84%
TOTAL	0.83%
Sanofi	0.81%
BP	0.81%
Total	11.14%

IT–Information Technology

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.51%
Australia–6.98%
AGL Energy	116,818	$2,289,551
Alumina	468,716	691,690
Amcor	204,954	2,553,523
AMP	572,061	2,281,971
APA Group	189,016	1,332,196
Aristocrat Leisure	93,145	1,615,099
ASX	33,852	1,394,860
Aurizon Holdings	350,006	1,441,918
AusNet Services	275,084	366,830
Australia & New Zealand Banking Group	520,806	11,496,372
Bank of Queensland	68,726	604,821
Bendigo & Adelaide Bank	80,833	688,382
†=BGP Holdings	160,069	3,656
BHP Billiton	570,985	10,216,639
BlueScope Steel	101,334	1,028,865
Boral	194,881	1,041,009
Brambles	303,298	2,268,207
Caltex Australia	53,909	1,309,743
Challenger	96,172	986,063
CIMIC Group	17,957	536,060
Coca-Cola Amatil	104,489	741,264
Cochlear	9,787	1,169,340
Commonwealth Bank of Australia	301,813	19,209,723
Computershare	76,199	828,131
Crown Resorts	59,112	557,923
CSL	80,823	8,574,501
Dexus	168,996	1,231,360
Domino’s Pizza Enterprises	10,560	422,703
Flight Centre Travel Group	8,399	247,245
Fortescue Metals Group	306,866	1,231,175
Goodman Group	316,617	1,915,179
GPT Group	311,611	1,147,225
Harvey Norman Holdings	93,657	274,982
Healthscope	274,698	466,604
Incitec Pivot	288,379	755,820
Insurance Australia Group	408,923	2,130,942
James Hardie Industries CDI	71,601	1,128,167
LendLease Group	95,238	1,218,779
Macquarie Group	53,764	3,657,086
Medibank Pvt.	570,717	1,228,229
Mirvac Group	765,686	1,253,518
National Australia Bank	472,534	10,746,781
Newcrest Mining	127,782	1,979,979
Oil Search	277,781	1,456,087
Orica	62,872	999,328
†Origin Energy	344,015	1,813,852
Qantas Airways	88,434	388,791
QBE Insurance Group	238,431	2,164,278
Ramsay Health Care	27,817	1,573,579
REA Group	8,246	420,835
Rio Tinto	74,422	3,619,091

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†Santos	277,924	$647,246
Scentre Group	931,905	2,900,862
SEEK	55,169	717,033
Sonic Healthcare	63,271	1,177,821
South32	552,218	1,137,485
South32 (London Stock Exchange)	368,248	762,603
Stockland	411,305	1,384,645
Suncorp Group	228,324	2,600,759
Sydney Airport	229,862	1,252,604
Tabcorp Holdings	139,988	470,189
Tatts Group	245,023	787,197
Telstra	728,402	2,407,354
TPG Telecom	57,141	250,336
Transurban Group	357,328	3,254,511
Treasury Wine Estates	124,458	1,258,865
Vicinity Centres	681,165	1,345,507
Wesfarmers	200,228	6,174,277
Westfield	378,281	2,334,697
Westpac Banking	567,741	13,313,519
Woodside Petroleum	132,737	3,047,387
Woolworths	230,180	4,518,444

		170,443,293

Austria–0.22%
ANDRITZ	12,257	738,325
†Erste Group Bank	53,243	2,038,705
IMMOFINANZ	1,149	2,625
OMV	24,795	1,286,701
†Raiffeisen Bank International	19,247	485,823
voestalpine	18,936	882,412

		5,434,591

Belgium–1.14%
Ageas	36,403	1,466,029
Anheuser-Busch Inbev	135,664	14,985,083
Colruyt	11,289	594,723
Groupe Bruxelles Lambert	13,583	1,307,660
KBC Group	43,799	3,322,162
Proximus SADP	25,610	895,942
Solvay Class A	14,504	1,946,475
†Telenet Group Holding	8,879	559,284
UCB	24,735	1,701,563
Umicore	16,260	1,130,996

		27,909,917

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	254,120

		254,120

Denmark–1.78%
AP Moller - Maersk Class A	642	1,225,750
AP Moller - Maersk Class B	1,157	2,326,316
Carlsberg Class B	18,931	2,022,397

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Chr Hansen Holding	16,649	$1,210,888
Coloplast Class B	19,536	1,632,414
Danske Bank	130,564	5,021,731
#DONG Energy 144A	27,472	1,240,182
DSV	33,624	2,065,880
†Genmab	10,146	2,164,675
H Lundbeck	12,200	684,737
ISS	29,033	1,140,298
Novo Nordisk Class B	320,544	13,727,014
Novozymes Class B	37,993	1,662,615
Pandora	21,324	1,989,805
TDC	136,700	794,959
Tryg	16,350	357,621
Vestas Wind Systems	38,718	3,574,235
†William Demant Holding	19,495	504,567

		43,346,084

Finland–0.98%
Elisa	25,308	980,765
Fortum	74,784	1,172,742
Kone Class B	57,540	2,927,138
Metso	17,066	591,775
Neste	21,585	850,293
Nokia	157,345	964,512
Nokia (London Stock Exchange)	873,420	5,342,023
Nokian Renkaat	19,229	795,917
Orion Class B	16,843	1,075,361
Sampo Class A	78,469	4,021,401
Stora Enso Class R	92,752	1,198,144
UPM-Kymmene	90,604	2,582,945
Wartsila	24,906	1,472,101

		23,975,117

France–10.29%
Accor	32,777	1,536,571
Aeroports de Paris	4,998	806,606
Air Liquide	68,921	8,517,301
Airbus	102,766	8,450,941
†Alstom	25,825	902,873
Arkema	12,675	1,352,563
Atos	14,960	2,099,939
AXA	344,223	9,416,045
BNP Paribas	198,612	14,304,827
Bollore	149,000	677,488
Bouygues	38,680	1,631,065
Bureau Veritas	44,650	988,067
Capgemini	28,384	2,933,252
Carrefour	100,372	2,539,273
Casino Guichard Perrachon	8,803	521,418
†Christian Dior	9,282	2,654,070
Cie de Saint-Gobain	87,941	4,698,668

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	30,273	$4,024,682
CNP Assurances	27,678	621,342
Credit Agricole	195,665	3,147,699
Danone	104,465	7,852,100
Dassault Aviation	386	538,985
Dassault Systemes	22,922	2,054,897
Edenred	39,862	1,039,413
Eiffage	10,346	940,135
Electricite de France	97,045	1,050,984
Engie	301,678	4,553,381
Essilor International	36,465	4,639,643
Eurazeo	6,552	491,582
Eurofins Scientific	1,839	1,035,819
Eutelsat Communications	29,393	750,652
Fonciere Des Regions	5,702	528,948
Gecina	7,061	1,107,689
Groupe Eurotunnel	78,710	839,473
Hermes International	3,736	1,846,149
ICADE	6,915	580,501
Iliad	4,448	1,052,127
Imerys	5,370	467,054
Ingenico Group	10,027	910,346
Ipsen	6,656	911,118
JCDecaux	12,510	410,360
Kering	13,276	4,521,661
Klepierre	43,066	1,765,105
Lagardere	19,870	627,503
Legrand	46,556	3,256,904
L’Oreal	44,693	9,310,810
LVMH Moet Hennessy Louis Vuitton	49,551	12,354,617
Natixis	158,047	1,060,877
Orange	352,377	5,590,272
Pernod Ricard	37,383	5,006,222
Peugeot	90,539	1,806,040
Publicis Groupe	35,975	2,683,513
Remy Cointreau	3,883	453,476
Renault	31,400	2,842,183
Rexel	50,882	832,496
Safran	55,011	5,041,544
Sanofi	206,800	19,783,829
†Schneider Electric	99,567	7,649,975
SCOR	27,474	1,089,180
SEB	3,788	680,337
SES FDR	71,465	1,675,327
Societe BIC	4,842	574,597
Societe Generale	135,821	7,308,078
Sodexo	16,324	2,110,552
STMicroelectronics	118,946	1,707,687
Suez	59,606	1,103,901
Thales	20,491	2,205,574
TOTAL	408,556	20,198,176

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Unibail-Rodamco	17,471	$4,402,961
Valeo	41,688	2,808,747
Veolia Environnement	93,677	1,979,374
Vinci	89,884	7,671,857
Vivendi	180,266	4,012,812
Wendel	4,961	734,340
Zodiac Aerospace	35,069	951,284

		251,227,857

Germany–8.91%
adidas	33,279	6,376,112
Allianz	81,365	16,021,310
Axel Springer	6,481	389,360
BASF	163,585	15,150,743
Bayer	144,888	18,732,769
Bayerische Motoren Werke	58,480	5,428,930
Beiersdorf	17,838	1,875,193
Brenntag	28,832	1,668,916
†Commerzbank	198,650	2,366,443
Continental	19,344	4,174,614
#Covestro 144A	16,126	1,164,221
Daimler	171,315	12,399,445
Deutsche Bank	364,500	6,463,270
Deutsche Boerse	33,704	3,557,710
Deutsche Lufthansa	39,241	893,021
Deutsche Post	171,546	6,430,464
Deutsche Telekom	581,604	10,442,466
Deutsche Wohnen	65,291	2,497,420
E.ON	389,524	3,669,493
Evonik Industries	33,374	1,066,735
Fraport Frankfurt Airport Services Worldwide	6,547	578,023
Fresenius	72,514	6,216,609
Fresenius Medical Care	37,648	3,619,282
GEA Group	34,126	1,396,546
Hannover Rueck	11,252	1,348,762
HeidelbergCement	25,902	2,504,283
Henkel	18,390	2,224,338
HOCHTIEF	3,454	632,776
HUGO BOSS	11,260	788,355
Infineon Technologies	198,815	4,197,510
#Innogy 144A	23,368	919,863
K+S	32,225	825,186
LANXESS	17,079	1,293,104
Linde	32,798	6,210,907
MAN	6,236	668,584
Merck	22,494	2,716,878
METRO	31,210	1,053,532
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	28,453	5,737,450
OSRAM Licht	14,982	1,193,540
ProSiebenSat.1 Media	45,717	1,913,182

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†QIAGEN	39,947	$1,328,842
RTL Group	6,515	491,932
†RWE	91,325	1,819,633
SAP	175,081	18,287,143
Siemens	134,015	18,421,401
Symrise	24,275	1,719,547
Telefonica Deutschland Holding	131,416	656,373
thyssenkrupp	72,025	2,046,301
United Internet	20,709	1,138,763
Volkswagen	5,465	847,331
Vonovia	84,049	3,337,320
#†Zalando 144A	14,559	665,309

		217,567,240

∎Hong Kong–3.45%
AIA Group	2,145,800	15,679,625
ASM Pacific Technology	34,000	459,433
Bank of East Asia	216,220	929,136
BOC Hong Kong Holdings	645,000	3,085,611
Cheung Kong Property Holdings	470,924	3,688,401
CK Hutchison Holdings	477,660	5,995,643
CK Infrastructure Holdings	112,000	941,050
CLP Holdings	287,000	3,036,356
First Pacific	369,750	272,786
Galaxy Entertainment Group	395,000	2,398,094
Hang Lung Group	148,000	612,287
Hang Lung Properties	388,000	969,074
Hang Seng Bank	133,400	2,790,184
Henderson Land Development	205,231	1,144,780
#HK Electric Investments 144A	446,308	410,440
HKT Trust	706,592	926,743
Hong Kong & China Gas	1,462,417	2,749,717
Hong Kong Exchanges & Clearing	207,576	5,365,239
Hongkong Land Holdings	231,000	1,700,160
Hysan Development	105,850	505,019
Jardine Matheson Holdings	38,000	2,439,600
Jardine Strategic Holdings	41,500	1,730,135
Kerry Properties	101,531	344,616
Li & Fung	992,000	360,845
Link REIT	388,715	2,957,390
Melco Resorts & Entertainment ADR	35,846	804,743
MGM China Holdings	135,995	302,387
MTR	290,487	1,635,221
New World Development	1,002,195	1,272,087
NWS Holdings	271,490	534,116
PCCW	636,596	362,024
Power Assets Holdings	266,000	2,349,128
Sands China	465,868	2,133,191
Shangri-La Asia	254,166	431,019
Sino Land	525,092	860,867
SJM Holdings	287,591	303,156
Sun Hung Kai Properties	254,005	3,731,612

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Swire Pacific Class A	91,500	$893,618
Swire Properties	196,961	649,603
Techtronic Industries	231,500	1,064,477
#WH Group 144A	1,351,793	1,364,354
Wharf Holdings	215,000	1,781,696
Wheelock & Co.	137,000	1,033,538
Wynn Macau	271,153	633,476
Yue Yuen Industrial Holdings	118,500	491,761

		84,124,438

Ireland–0.70%
†AerCap Holdings	27,988	1,299,483
†Bank of Ireland	4,631,473	1,216,662
CRH	146,979	5,199,837
†=Irish Bank Resolution	3,965	0
Kerry Group Class A	28,033	2,411,908
Paddy Power Betfair	15,571	1,662,310
†Ryanair Holdings ADR	5,317	572,162
WPP	225,573	4,741,893

		17,104,255

Israel–0.67%
Azrieli Group	6,290	349,810
Bank Hapoalim	182,788	1,233,486
Bank Leumi Le-Israel	243,592	1,185,018
Bezeq The Israeli Telecommunication	354,913	589,597
†Check Point Software Technologies	24,864	2,712,165
Elbit Systems	3,945	486,629
Frutarom Industries	6,428	449,804
Israel Chemicals	85,880	405,476
Mizrahi Tefahot Bank	17,430	317,286
†Mobileye	35,317	2,217,908
NICE Systems	10,087	809,077
†Taro Pharmaceutical Industries	3,595	402,856
Teva Pharmaceutical Industries	139,930	4,629,100
Teva Pharmaceutical Industries ADR	17,569	583,642

		16,371,854

Italy–2.15%
Assicurazioni Generali	220,840	3,634,669
Atlantia	80,622	2,268,911
Enel	1,439,343	7,716,681
Eni	450,773	6,775,431
Ferrari	21,087	1,809,951
†Fiat Chrysler Automobiles	189,281	1,995,409
Intesa Sanpaolo	2,241,895	7,108,171
Intesa Sanpaolo RSP	156,997	465,499
Leonardo	68,138	1,132,337
Luxottica Group	33,063	1,912,691
Mediobanca	95,321	940,644
#Poste Italiane 144A	93,206	638,199
Prysmian	33,255	978,042
Recordati	18,504	750,692

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
†Saipem	89,546	$330,757
Snam	402,676	1,755,041
†Telecom Italia	1,994,847	1,840,959
Telecom Italia RSP	1,014,860	747,634
Tenaris	88,192	1,374,944
Terna Rete Elettrica Nazionale	253,807	1,370,000
†UniCredit	354,222	6,614,796
UnipolSai Assicurazioni	165,713	361,693

		52,523,151

Japan–23.30%
ABC-Mart	4,800	282,089
†Acom	67,200	306,500
Aeon	108,000	1,639,084
AEON Financial Service	19,500	412,278
Aeon Mall	16,390	322,335
Air Water	24,000	440,418
Aisin Seiki	31,300	1,600,133
Ajinomoto	90,400	1,950,261
Alfresa Holdings	29,600	570,288
Alps Electric	31,400	904,521
Amada Holdings	57,300	661,262
ANA Holdings	199,000	690,728
Aozora Bank	252,000	958,933
Asahi Glass	34,400	1,446,650
Asahi Group Holdings	67,300	2,529,846
Asahi Kasei	211,000	2,265,237
Asics	29,200	540,515
Astellas Pharma	380,200	4,646,232
Bandai Namco Holdings	35,400	1,205,441
Bank of Kyoto	51,000	480,640
Benesse Holdings	10,300	388,282
Bridgestone	114,600	4,931,443
Brother Industries	39,700	915,244
Calbee	12,400	486,739
Canon	188,600	6,398,734
Casio Computer	39,300	603,433
Central Japan Railway	25,400	4,134,910
Chiba Bank	128,000	926,357
Chubu Electric Power	125,300	1,662,683
Chugai Pharmaceutical	38,000	1,420,671
Chugoku Bank	25,500	380,885
Chugoku Electric Power	46,900	516,640
Coca-Cola Bottlers Japan Class C	21,900	632,807
Concordia Financial Group	241,900	1,218,587
Credit Saison	24,400	475,960
†CYBERDYNE	16,000	212,669
Dai Nippon Printing	94,000	1,043,005
Daicel	47,100	585,007
Dai-ichi Life Insurance	189,400	3,412,484
Daiichi Sankyo	104,900	2,468,729
Daikin Industries	44,100	4,497,239

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daito Trust Construction	13,600	$2,115,421
Daiwa House Industry	98,800	3,371,366
Daiwa House REIT Investment	230	545,784
Daiwa Securities Group	322,000	1,906,091
DeNA	17,700	395,939
Denso	83,700	3,528,832
Dentsu	41,900	2,000,471
Disco	5,100	812,554
Don Quijote Holdings	21,600	818,102
East Japan Railway	58,400	5,579,089
Eisai	48,100	2,653,572
Electric Power Development	24,700	610,061
FamilyMart	13,900	794,639
FANUC	34,300	6,603,836
Fast Retailing	9,300	3,094,074
Fuji Electric	127,000	668,451
FUJIFILM Holdings	76,500	2,747,811
Fujitsu	360,000	2,649,549
Fukuoka Financial Group	136,000	645,690
Hachijuni Bank	96,200	609,830
Hakuhodo DY Holdings	32,700	433,480
Hamamatsu Photonics	25,800	791,376
Hankyu Hanshin Holdings	47,500	1,706,157
Hikari Tsushin	5,000	525,450
Hino Motors	47,200	523,302
Hirose Electric	6,940	988,476
Hiroshima Bank	75,000	332,074
Hisamitsu Pharmaceutical	13,200	631,394
Hitachi	852,000	5,222,216
Hitachi Chemical	17,500	521,227
Hitachi Construction Machinery	25,300	631,403
Hitachi High-Technologies	14,900	577,586
Hitachi Metals	34,000	472,176
Honda Motor	304,500	8,295,070
Hoshizaki	10,400	939,444
Hoya	68,200	3,536,880
Hulic	50,200	511,931
Idemitsu Kosan	14,400	408,411
†IHI	260,000	883,041
Iida Group Holdings	25,000	415,870
Inpex	185,000	1,778,040
Isetan Mitsukoshi Holdings	56,500	565,628
Isuzu Motors	101,400	1,249,526
ITOCHU	263,000	3,902,618
J Front Retailing	43,000	659,098
Japan Airlines	20,200	623,915
Japan Airport Terminal	7,300	278,760
Japan Exchange Group	102,300	1,850,905
Japan Post Bank	68,200	871,941
Japan Post Holdings	92,800	1,150,151
Japan Prime Realty Investment	140	484,819
Japan Real Estate Investment	220	1,093,399

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Retail Fund Investment	430	$793,287
Japan Tobacco	194,700	6,832,460
JFE Holdings	91,900	1,593,696
JGC	34,900	565,351
JSR	31,300	539,036
JTEKT	37,600	548,915
JXTG Holdings	539,660	2,354,400
Kajima	143,000	1,205,281
Kakaku.com	22,800	326,974
Kamigumi	41,000	429,411
Kaneka	43,000	327,255
Kansai Electric Power	119,800	1,647,749
Kansai Paint	36,800	845,770
Kao	88,900	5,273,535
Kawasaki Heavy Industries	244,000	720,231
KDDI	325,500	8,609,580
Keihan Holdings	86,000	545,935
Keikyu	79,000	950,318
Keio	97,000	810,669
Keisei Electric Railway	23,000	613,470
Keyence	17,188	7,539,950
Kikkoman	25,000	797,955
Kintetsu Group Holdings	369,000	1,420,556
Kirin Holdings	143,300	2,916,325
†Kobe Steel	52,100	534,549
Koito Manufacturing	23,200	1,192,229
Komatsu	162,400	4,121,545
Konami Holdings	15,200	843,281
Konica Minolta	76,200	631,415
Kose	5,400	589,091
Kubota	185,000	3,104,579
Kuraray	56,000	1,014,697
Kurita Water Industries	16,000	435,297
Kyocera	56,200	3,250,831
Kyowa Hakko Kirin	43,700	810,864
Kyushu Electric Power	71,900	871,941
Kyushu Financial Group	68,000	428,646
Kyushu Railway	28,000	907,402
Lawson	9,400	656,893
†LINE	7,000	241,165
Lion	40,000	827,206
LIXIL Group	54,700	1,366,102
M3	32,700	899,813
Mabuchi Motor	8,200	407,539
Makita	44,000	1,625,428
Marubeni	321,000	2,071,410
Marui Group	39,100	575,680
Maruichi Steel Tube	14,100	409,304
Mazda Motor	110,800	1,544,649
McDonald’s Holdings	13,100	501,987
Mebuki Financial Group	198,510	737,739
Medipal Holdings	37,600	694,668

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
MEIJI Holdings	22,268	$1,803,614
MINEBEA MITSUMI	60,000	962,881
Miraca Holdings	13,300	597,155
MISUMI Group	46,100	1,051,723
Mitsubishi	267,100	5,594,911
Mitsubishi Chemical Holdings	264,600	2,188,081
Mitsubishi Electric	341,000	4,897,848
Mitsubishi Estate	220,000	4,094,866
Mitsubishi Gas Chemical	30,500	644,032
Mitsubishi Heavy Industries	613,000	2,505,956
Mitsubishi Materials	18,800	568,304
Mitsubishi Motors	121,700	800,693
Mitsubishi Tanabe Pharma	39,700	916,303
Mitsubishi UFJ Financial Group	2,131,300	14,302,781
Mitsubishi UFJ Lease & Finance	106,000	578,653
Mitsui & Co.	300,800	4,293,704
Mitsui Chemicals	190,000	1,005,112
Mitsui Fudosan	157,000	3,741,618
Mitsui OSK Lines	193,000	566,259
Mixi	8,300	461,214
Mizuho Financial Group	4,277,220	7,810,989
MS&AD Insurance Group Holdings	88,554	2,971,352
Murata Manufacturing	33,800	5,129,727
Nabtesco	19,000	551,545
Nagoya Railroad	155,000	722,116
NEC	528,000	1,398,924
†Nexon	30,200	596,079
NGK Insulators	54,500	1,084,912
NGK Spark Plug	30,000	637,208
NH Foods	29,000	880,507
Nidec	41,900	4,287,788
Nikon	57,400	916,563
Nintendo	20,000	6,700,156
Nippon Building Fund	237	1,209,495
Nippon Electric Glass	19,800	719,120
Nippon Express	140,000	875,039
Nippon Paint Holdings	27,400	1,035,341
Nippon Prologis REIT	264	561,917
Nippon Steel & Sumitomo Metal	141,822	3,200,215
Nippon Telegraph & Telephone	122,200	5,769,122
†Nippon Yusen	272,000	505,428
Nissan Chemical Industries	20,700	682,792
Nissan Motor	414,600	4,121,118
Nisshin Seifun Group	31,765	521,062
Nissin Foods Holdings	9,900	617,897
Nitori Holdings	14,200	1,898,804
Nitto Denko	28,700	2,357,751
NOK	14,100	297,607
Nomura Holdings	639,100	3,826,361
Nomura Real Estate Holdings	21,000	411,505
Nomura Real Estate Master Fund	690	942,903
Nomura Research Institute	22,869	899,714

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NSK	74,300	$926,810
NTT Data	129,500	1,439,209
NTT DOCOMO	244,900	5,774,393
Obayashi	113,700	1,335,387
Obic	10,900	668,682
Odakyu Electric Railway	51,500	1,037,555
Oji Holdings	137,000	706,468
Olympus	56,300	2,052,278
Omron	32,900	1,425,984
Ono Pharmaceutical	80,100	1,745,500
Oracle Corp. Japan	5,900	382,405
Oriental Land	38,600	2,610,970
ORIX	232,400	3,595,252
Osaka Gas	301,000	1,229,691
Otsuka	8,800	545,330
Otsuka Holdings	68,300	2,908,709
Panasonic	388,700	5,266,760
Park24	17,800	451,983
Pola Orbis Holdings	14,000	368,686
Rakuten	180,700	2,123,898
Recruit Holdings	192,900	3,311,757
Resona Holdings	383,000	2,106,117
Ricoh	138,600	1,222,416
Rinnai	5,400	502,672
Rohm	15,000	1,150,922
Ryohin Keikaku	4,100	1,023,223
Sankyo	7,600	257,444
Santen Pharmaceutical	62,800	850,920
SBI Holdings	35,870	485,389
Secom	36,600	2,774,083
Sega Sammy Holdings	31,700	426,143
Seibu Holdings	30,000	553,990
Seiko Epson	57,900	1,286,438
Sekisui Chemical	65,300	1,167,533
Sekisui House	116,900	2,057,378
Seven & i Holdings	133,000	5,472,541
Seven Bank	91,400	326,675
†Sharp	281,000	1,041,805
Shimadzu	39,000	741,338
Shimamura	3,500	428,184
Shimano	14,300	2,260,538
Shimizu	93,000	984,779
Shin-Etsu Chemical	68,800	6,230,078
Shinsei Bank	301,000	524,525
Shionogi & Co.	52,000	2,893,692
Shiseido	67,200	2,386,280
Shizuoka Bank	90,000	812,180
Showa Shell Sekiyu	36,300	336,293
SMC	10,000	3,036,230
SoftBank Group	146,700	11,865,125
Sohgo Security Services	11,900	535,355
Sompo Holdings	61,375	2,367,692

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sony	223,800	$8,528,178
Sony Financial Holdings	29,300	498,601
Stanley Electric	25,300	762,543
Start Today	29,400	722,747
Subaru	108,300	3,645,466
Sumitomo	207,400	2,695,877
Sumitomo Chemical	278,000	1,596,693
Sumitomo Dainippon Pharma	36,600	498,847
Sumitomo Electric Industries	133,500	2,053,390
Sumitomo Heavy Industries	93,000	612,696
Sumitomo Metal Mining	100,000	1,334,074
Sumitomo Mitsui Financial Group	238,500	9,285,543
Sumitomo Mitsui Trust Holdings	63,746	2,277,797
Sumitomo Realty & Development	69,000	2,125,672
Sumitomo Rubber Industries	28,800	485,484
Sundrug	12,600	469,384
Suntory Beverage & Food	22,100	1,025,668
Suruga Bank	29,100	704,247
Suzuken Aichi	13,050	432,776
Suzuki Motor	59,800	2,833,821
Sysmex	30,300	1,807,628
T&D Holdings	96,500	1,466,697
Taiheiyo Cement	198,000	720,000
Taisei	183,000	1,669,331
Taisho Pharmaceutical Holdings	7,700	585,330
Taiyo Nippon Sanso	21,900	245,529
Takashimaya	70,000	665,303
Takeda Pharmaceutical	125,800	6,385,350
TDK	24,100	1,583,454
Teijin	31,600	607,136
Terumo	57,100	2,246,433
THK	20,300	573,941
Tobu Railway	167,000	910,167
Toho (Tokyo)	25,100	772,136
Toho Gas	60,000	436,364
Tohoku Electric Power	71,500	988,509
Tokio Marine Holdings	120,400	4,978,710
†Tokyo Electric Power Holdings	243,500	1,002,361
Tokyo Electron	27,400	3,693,123
Tokyo Gas	343,000	1,781,862
Tokyo Tatemono	32,000	418,795
Tokyu	208,000	1,584,850
Tokyu Fudosan Holdings	86,300	509,475
Toppan Printing	89,000	974,866
Toray Industries	282,000	2,357,543
†Toshiba	769,000	1,858,317
Tosoh	104,000	1,064,272
TOTO	29,400	1,121,369
Toyo Seikan Group Holdings	27,500	463,570
Toyo Suisan Kaisha	13,900	532,025
Toyoda Gosei	10,900	259,623
Toyota Industries	28,600	1,502,787

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Motor	462,000	$24,205,966
Toyota Tsusho	36,000	1,077,039
Trend Micro	18,500	952,345
Tsuruha Holdings	6,500	689,442
Unicharm	66,600	1,670,995
United Urban Investment	495	706,357
USS	37,900	752,440
West Japan Railway	27,300	1,926,231
Yahoo Japan	239,700	1,042,128
Yakult Honsha	14,800	1,006,624
Yamada Denki	105,800	524,885
Yamaguchi Financial Group	32,000	386,077
Yamaha	28,600	986,601
Yamaha Motor	44,800	1,154,304
Yamato Holdings	59,400	1,203,315
Yamazaki Baking	28,900	575,302
Yaskawa Electric	42,700	903,923
Yokogawa Electric	50,700	811,831
Yokohama Rubber	16,000	320,782

		568,662,281

Netherlands–4.15%
#ABN AMRO Group CVA 144A	56,426	1,495,814
Akzo Nobel	44,324	3,852,030
†Altice Class A	62,218	1,435,458
†Altice Class B-W/I	16,305	376,273
ASML Holding	66,213	8,628,833
Boskalis Westminster	16,280	528,726
CNH Industrial	171,205	1,938,797
EXOR	18,655	1,009,730
Gemalto	13,504	810,510
Heineken	40,383	3,926,489
Heineken Holding	16,973	1,555,703
ING Groep	689,080	11,884,194
Koninklijke Ahold Delhaize	226,025	4,321,506
Koninklijke DSM	31,198	2,267,671
Koninklijke KPN	604,559	1,934,082
Koninklijke Philips	171,640	6,095,821
Koninklijke Vopak	11,600	537,907
NN Group	54,924	1,952,203
†NXP Semiconductors	55,320	6,054,774
Randstad Holding	20,765	1,212,400
RELX	174,050	3,578,242
Royal Dutch Shell Class B	667,510	17,931,342
Unilever CVA	284,999	15,728,721
Wolters Kluwer	50,998	2,158,939

		101,216,165

New Zealand–0.16%
Auckland International Airport	171,922	898,269
Contact Energy	130,095	496,688
Fletcher Building	113,652	665,441

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
Mercury	115,924	$282,031
Meridian Energy	215,758	460,093
Ryman Healthcare	58,695	356,567
Spark New Zealand	302,819	838,804

		3,997,893

Norway–0.60%
DNB	170,641	2,902,353
Gjensidige Forsikring	32,572	555,953
†Marine Harvest	64,411	1,102,480
Norsk Hydro	226,423	1,255,141
Orkla	137,241	1,394,807
Schibsted Class A	14,689	354,700
Schibsted Class B	15,002	331,531
Statoil	202,310	3,353,760
Telenor	124,978	2,073,299
Yara International	31,230	1,173,077

		14,497,101

Portugal–0.15%
Energias de Portugal	389,897	1,274,954
Galp Energia	99,416	1,505,079
Jeronimo Martins	41,950	818,836

		3,598,869

Singapore–1.32%
Ascendas Real Estate Investment Trust	514,387	975,159
CapitaLand	432,300	1,099,001
CapitaLand Commercial Trust	490,700	591,656
CapitaLand Mall Trust	545,400	782,397
City Developments	95,300	742,741
ComfortDelGro	363,000	606,428
DBS Group Holdings	318,795	4,802,476
Genting Singapore	1,017,800	802,116
Global Logistic Properties	449,000	932,733
Golden Agri-Resources	1,199,480	326,715
Hutchison Port Holdings Trust	909,400	391,042
Jardine Cycle & Carriage	22,288	717,976
Keppel	246,515	1,126,261
Oversea-Chinese Banking	552,455	4,329,754
SATS	113,200	420,158
Sembcorp Industries	151,000	337,810
Singapore Airlines	91,000	668,909
Singapore Exchange	135,000	719,738
Singapore Press Holdings	341,200	800,491
Singapore Technologies Engineering	338,800	905,599
Singapore Telecommunications	1,508,700	4,262,824
StarHub	118,000	233,129
Suntec Real Estate Investment Trust	451,000	612,580
United Overseas Bank	233,185	3,915,916
UOL Group	77,051	427,579

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	283,300	$689,344

		32,220,532

South Africa–0.03%
Mediclinic International	62,675	605,294

		605,294

Spain–3.38%
Abertis Infraestructuras	122,686	2,272,841
ACS Actividades de Construccion y Servicios	41,764	1,613,478
#Aena 144A	11,355	2,215,773
Amadeus IT Group	77,050	4,606,939
Banco Bilbao Vizcaya Argentaria	1,186,424	9,844,614
Banco de Sabadell	890,297	1,808,981
Banco Santander	2,596,291	17,175,329
Bankia	208,766	1,009,087
Bankinter	120,397	1,109,030
CaixaBank	640,406	3,057,418
Distribuidora Internacional de Alimentacion	104,799	652,464
Enagas	38,184	1,070,671
Endesa	53,477	1,231,959
Ferrovial	82,483	1,830,932
Gamesa Corp. Tecnologica	42,189	900,840
Gas Natural SDG	61,664	1,443,101
Grifols	50,221	1,398,722
Iberdrola	1,028,891	8,147,300
Industria de Diseno Textil	193,013	7,409,318
Mapfre	181,469	633,816
Red Electrica	84,952	1,775,126
Repsol	197,306	3,019,731
Telefonica	804,686	8,306,574

		82,534,044

Sweden–2.97%
Alfa Laval	49,739	1,017,841
†ArcelorMittal	107,045	2,428,112
Assa Abloy Class B	175,735	3,861,093
Atlas Copco Class A	118,102	4,527,989
Atlas Copco Class B	65,964	2,279,265
Boliden	53,867	1,469,966
Electrolux Class B	40,505	1,327,457
†Essity Class B	106,614	2,916,962
Getinge Class B	35,029	685,637
Hennes & Mauritz Class B	167,276	4,167,654
Hexagon Class B	45,750	2,174,899
Husqvarna Class B	76,246	757,509
ICA Gruppen	14,943	556,236
Industrivarden Class C	25,640	614,773
Investor Class B	79,770	3,844,246
Kinnevik Class B	39,633	1,213,260
L E Lundbergforetagen Class B	6,376	503,287

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
†Lundin Petroleum	31,520	$606,478
Millicom International Cellular SDR	11,134	657,623
Nordea Bank	537,580	6,840,431
Sandvik	185,841	2,922,826
Securitas Class B	53,264	897,775
Skandinaviska Enskilda Banken Class A	265,782	3,214,736
Skanska Class B	66,792	1,584,830
SKF Class B	67,025	1,358,050
Svenska Handelsbanken Class A	268,275	3,840,370
Swedbank Class A	159,200	3,879,516
Swedish Match	31,779	1,119,189
Tele2 Class B	56,196	588,328
Telefonaktiebolaget LM Ericsson Class B	538,519	3,851,267
Telia	459,772	2,116,937
Volvo Class B	272,230	4,640,192

		72,464,734

Switzerland–8.70%
ABB	352,745	8,711,025
†Adecco Group	28,775	2,187,608
Baloise Holding	8,418	1,301,020
†Barry Callebaut	344	472,825
Chocoladefabriken Lindt & Spruengli Class R	17	1,185,160
Chocoladefabriken Lindt & Spruengli PC	169	979,914
Cie Financiere Richemont Class A	92,461	7,617,498
†Credit Suisse Group	418,488	6,048,851
†Dufry	5,514	903,378
EMS-Chemie Holding	1,378	1,016,004
Geberit	6,468	3,016,466
Givaudan	1,614	3,228,337
†Glencore	2,171,205	8,121,688
†Julius Baer Group	39,607	2,083,818
Kuehne + Nagel International Class R	9,092	1,517,072
†LafargeHolcim	80,244	4,594,218
†Lonza Group	13,227	2,859,482
Nestle	550,753	47,930,273
Novartis	395,178	32,886,854
Pargesa Holding Bearer Shares	4,834	367,755
Partners Group Holding	2,863	1,775,006
Roche Holding	124,331	31,662,979
Schindler Holding	3,438	712,769
Schindler Holding PC	7,448	1,575,972
SGS	969	2,346,457
Sika Bearer Shares	365	2,344,770
Sonova Holding	8,974	1,457,140
Straumann Holding Class R	1,686	959,133
Swatch Group	5,198	1,919,503
Swatch Group Bearer Shares	8,354	610,280

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Swiss Life Holding	5,294	$1,786,566
Swiss Prime Site	12,045	1,094,086
Swiss Re	57,200	5,228,470
Swisscom	4,584	2,211,927
†UBS Group	649,977	11,008,058
Vifor Pharma	8,627	950,958
Zurich Insurance Group	26,680	7,765,552

		212,438,872

United Kingdom–16.47%
3i Group	172,155	2,023,615
Aberdeen Asset Management	155,322	610,943
Admiral Group	35,605	928,866
Aegon	311,943	1,592,953
†Anglo American (London Stock Exchange)	246,272	3,284,551
Antofagasta	66,393	691,356
Ashtead Group	97,536	2,018,598
Associated British Foods	63,046	2,410,875
AstraZeneca	225,104	15,055,137
#Auto Trader Group 144A	168,540	834,157
Aviva	715,041	4,898,665
Babcock International Group	41,546	476,453
BAE Systems	559,385	4,615,497
Barclays	3,034,074	8,012,132
Barratt Developments	163,481	1,199,837
Berkeley Group Holdings	22,114	929,453
BHP Billiton (London Stock Exchange)	373,639	5,722,958
BP	3,428,214	19,771,362
British American Tobacco	326,930	22,286,894
British Land	192,836	1,520,769
BT Group	1,497,236	5,747,846
Bunzl	65,517	1,952,410
Burberry Group	77,675	1,680,397
Capita	112,215	1,010,658
Carnival	33,424	2,211,481
Centrica	1,016,953	2,651,710
Cobham	402,558	679,508
Coca-Cola European Partners	42,766	1,736,446
†Coca-Cola HBC	29,789	876,074
Compass Group	278,901	5,884,725
#†ConvaTec Group 144A	207,209	861,455
Croda International	22,097	1,118,112
DCC	15,080	1,372,902
Diageo	447,607	13,225,031
Direct Line Insurance Group	242,254	1,121,371
Dixons Carphone	164,784	608,671
easyJet	26,750	473,483
Experian	166,439	3,414,261
Fresnillo	36,441	705,294
G4S	261,232	1,110,549

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
GKN	301,284	$1,279,248
GlaxoSmithKline	868,905	18,509,040
Hammerson	133,317	997,554
Hargreaves Lansdown	43,922	744,825
Hikma Pharmaceuticals	26,275	503,062
HSBC Holdings	3,513,004	32,563,919
IMI	45,784	712,595
Imperial Brands	170,033	7,637,030
Inmarsat	75,942	761,118
InterContinental Hotels Group	29,505	1,639,774
International Consolidated Airlines Group	34,180	271,280
International Consolidated Airlines Group (London Stock Exchange)	102,223	812,156
Intertek Group	27,383	1,503,993
Intu Properties	158,853	556,763
Investec	139,504	1,042,032
ITV	712,834	1,684,173
J Sainsbury	333,823	1,094,361
Johnson Matthey	38,061	1,423,228
Kingfisher	436,260	1,708,598
Land Securities Group	153,602	2,026,597
Legal & General Group	1,043,054	3,509,072
Lloyds Banking Group	12,646,139	10,895,542
London Stock Exchange Group	53,456	2,538,483
Marks & Spencer Group	264,394	1,147,752
Meggitt	130,524	810,735
#Merlin Entertainments 144A	119,494	747,826
Mondi	72,291	1,896,290
National Grid	611,879	7,585,292
Next	27,365	1,374,338
Old Mutual	857,223	2,159,292
Pearson	161,264	1,452,415
Persimmon	52,523	1,533,720
Petrofac	43,679	251,453
Provident Financial	24,853	787,557
Prudential	457,941	10,503,401
Randgold Resources	15,997	1,417,842
Reckitt Benckiser Group	117,698	11,932,542
RELX	190,443	4,117,505
Rio Tinto	219,631	9,274,013
†Rolls-Royce Holdings	292,872	3,398,730
†Royal Bank of Scotland Group	597,328	1,923,191
Royal Dutch Shell Class A	776,342	20,576,834
Royal Mail	151,527	831,265
RSA Insurance Group	166,186	1,332,243
Sage Group	210,171	1,883,312
Schroders	23,299	941,933
Segro	170,130	1,083,998
Severn Trent	41,713	1,185,461
Shire	160,477	8,857,982
Sky	178,892	2,315,999

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smith & Nephew	152,808	$2,637,078
Smiths Group	64,844	1,348,763
SSE	177,774	3,364,302
St James’s Place	92,031	1,416,813
†Standard Chartered	579,894	5,870,059
Standard Life	386,152	2,007,248
Tate & Lyle	78,530	677,103
Taylor Wimpey	554,176	1,271,788
†Tesco	1,432,622	3,149,670
Travis Perkins	42,088	797,595
TUI	77,915	1,135,566
Unilever	228,156	12,347,072
United Utilities Group	133,977	1,513,773
Vodafone Group	4,733,307	13,424,060
Weir Group	36,368	819,931
Whitbread	35,922	1,856,025
Wm Morrison Supermarkets	392,650	1,233,514
Wolseley	44,117	2,708,099
#Worldpay Group 144A	353,936	1,451,177

		402,094,455

Total Common Stock (Cost $1,951,674,812)		2,404,612,157

ΔPREFERRED STOCK–0.53%
Germany–0.53%
Bayerische Motoren Werke 4.30%	10,228	843,200
FUCHS PETROLUB 1.83%	12,670	689,907
Henkel 1.53%	31,330	4,311,919
Porsche Automobil Holding 1.89%	30,053	1,688,448
Schaeffler 3.99%	27,682	396,477
Volkswagen 1.49%	32,752	4,988,316

Total Preferred Stock (Cost $11,124,627)		12,918,267

ΔRIGHTS–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/11/17	41,764	33,391
†Repsol expiration date 7/3/17	197,302	90,139

Total Rights (Cost $128,278)		123,530

LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	3,827,324	$3,827,324

Total Money Market Fund (Cost $3,827,324)		3,827,324

TOTAL VALUE OF SECURITIES–99.21% (Cost $1,966,755,041)	$2,421,481,278
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	19,394,379

NET ASSETS APPLICABLE TO 262,310,141 SHARES OUTSTANDING–100.00%	$2,440,875,657

NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,144,116,355 / 230,395,817 Shares)	$9.306

NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($296,759,302 / 31,914,324 Shares)	$9.299

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$2,137,074,811
Undistributed net investment income	40,765,269
Accumulated net realized loss on investments	(191,711,597)
Net unrealized appreciation of investments, foreign currencies and derivatives	454,747,174

TOTAL NET ASSETS	$2,440,875,657

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $14,008,770, which represents 0.57% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $1,182,938 cash collateral held at broker for futures contracts, $60,754 expense reimbursement from Lincoln Investment Advisors Corporation, $855,939 payable for fund shares redeemed and $791,370 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at June 30, 2017:1

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
266 E-mini MSCI EAFE Index	$25,198,132	$25,131,680	9/18/17	$(66,452)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP SSGA International Index Fund–14

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

GDR–Global Depository Receipt

MSCI–Morgan Stanley Capital International

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SDR–Special Drawing Right

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–15

LVIP SSGA International Index Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$52,155,275
Foreign tax withheld	(4,631,583)

47,523,692

EXPENSES:
Management fees	4,784,505
Index fees	393,014
Distribution fees-Service Class	360,886
Accounting and administration expenses	297,890
Custodian fees	128,766
Shareholder servicing fees	119,443
Professional fees	60,060
Pricing fees	50,100
Reports and statements to shareholders	43,699
Trustees’ fees and expenses	31,975
Consulting fees	3,383
Other	13,980

6,287,701
Less:
Management fees waived	(958,099)
Expenses reimbursed	(99,655)

Total operating expenses	5,229,947

NET INVESTMENT INCOME	42,293,745

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,704,002)
Foreign currencies	4,517
Foreign currency exchange contracts	(32,822)
Futures contracts	5,154,938

Net realized loss	(3,577,369)

Net change in unrealized appreciation (depreciation) of:
Investments	276,364,886
Foreign currencies	712,008
Futures contracts	158,718

Net change in unrealized appreciation (depreciation)	277,235,612

NET REALIZED AND UNREALIZED GAIN	273,658,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$315,951,988

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,293,745	$66,845,309
Net realized loss	(3,577,369)	(112,266,814)
Net change in unrealized appreciation (depreciation)	277,235,612	77,902,771

Net increase in net assets resulting from operations	315,951,988	32,481,266

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(63,172,869)
Service Class	—	(7,704,545)

	—	(70,877,414)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	103,655,671	773,109,377
Service Class	19,476,876	34,367,671
Reinvestment of dividends and distributions:
Standard Class	—	63,172,869
Service Class	—	7,704,545

	123,132,547	878,354,462

Cost of shares redeemed:
Standard Class	(287,139,754)	(927,321,696)
Service Class	(32,770,247)	(35,246,758)

	(319,910,001)	(962,568,454)

Decrease in net assets derived from capital share transactions	(196,777,454)	(84,213,992)

NET INCREASE (DECREASE) IN NET ASSETS	119,174,534	(122,610,140)
NET ASSETS:
Beginning of period	2,321,701,123	2,444,311,263

End of period	$2,440,875,657	$2,321,701,123

Undistributed (Distributions in excess of) net investment income	$40,765,269	$(1,528,476)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.152	$8.326	$8.657	$9.458	$7.942	$6.851

Income (loss) from investment operations:
Net investment income[2]	0.156	0.238	0.222	0.300	0.202	0.206
Net realized and unrealized gain (loss)	0.998	(0.154)	(0.329)	(0.849)	1.461	1.031

Total from investment operations	1.154	0.084	(0.107)	(0.549)	1.663	1.237

Less dividends and distributions from:
Net investment income	—	(0.258)	(0.224)	(0.252)	(0.147)	(0.146)

Total dividends and distributions	—	(0.258)	(0.224)	(0.252)	(0.147)	(0.146)

Net asset value, end of period	$9.306	$8.152	$8.326	$8.657	$9.458	$7.942

Total return[3]	14.16%	1.02%	(1.22% )	(5.84% )	20.98%	18.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,144,117	$2,049,699	$2,173,659	$1,861,073	$1,552,699	$800,954
Ratio of expenses to average net assets	0.41%	0.41%	0.41%	0.43%	0.47%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.49%	0.48%	0.48%	0.51%	0.54%
Ratio of net investment income to average net assets	3.57%	2.94%	2.48%	3.18%	2.32%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.48%	2.86%	2.41%	3.13%	2.28%	2.76%
Portfolio turnover	1%	18%	1%	2%	6%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12
Net asset value, beginning of period	$8.155	$8.330	$8.660	$9.460	$7.944	$6.855

Income (loss) from investment operations:
Net investment income[2]	0.145	0.218	0.200	0.276	0.180	0.187
Net realized and unrealized gain (loss)	0.999	(0.155)	(0.329)	(0.847)	1.461	1.030

Total from investment operations	1.144	0.063	(0.129)	(0.571)	1.641	1.217

Less dividends and distributions from:
Net investment income	—	(0.238)	(0.201)	(0.229)	(0.125)	(0.128)

Total dividends and distributions	—	(0.238)	(0.201)	(0.229)	(0.125)	(0.128)

Net asset value, end of period	$9.299	$8.155	$8.330	$8.660	$9.460	$7.944

Total return[3]	14.03%	0.76%	(1.46% )	(6.08% )	20.69%	17.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$296,759	$272,002	$270,652	$288,408	$315,299	$217,638
Ratio of expenses to average net assets	0.66%	0.66%	0.66%	0.68%	0.72%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	0.73%	0.73%	0.76%	0.79%
Ratio of net investment income to average net assets	3.32%	2.69%	2.23%	2.93%	2.07%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.23%	2.61%	2.16%	2.88%	2.03%	2.51%
Portfolio turnover	1%	18%	1%	2%	6%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in a government money market fund have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (“Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.052% of the first $1 billion of the average daily net assets of the Fund and 0.10% of the average daily net assets of the Fund in excess of $1 billion. This agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2017, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed

0.41% of the Fund’s average daily net assets for the Standard Class (and 0.66% for the Service Class). The agreement will continue at the least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$67,669
Legal	16,333

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln. Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21,139 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered

LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$60,754
Management fees payable to LIAC	649,494
Distribution fees payable to LFD	61,766
Shareholder servicing fees payable to Lincoln Life	58,971
Printing & mailing fees payable to Lincoln Life	21,139

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$32,057,602
Sales	160,155,145

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,966,755,041

Aggregate unrealized appreciation	$688,903,619
Aggregate unrealized depreciation	(234,177,382)

Net unrealized appreciation	$454,726,237

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2018	Short-Term	Long-Term	Total
$56,183	$11,641,135	$138,034,523	$149,731,841

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

             rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$170,439,637	$—	$3,656	$170,443,293
Austria	5,434,591	—	—	5,434,591
Belgium	27,909,917	—	—	27,909,917
China	254,120	—	—	254,120
Denmark	43,346,084	—	—	43,346,084
Finland	23,975,117	—	—	23,975,117
France	251,227,857	—	—	251,227,857
Germany	217,567,240	—	—	217,567,240
Hong Kong	84,124,438	—	—	84,124,438
Ireland	17,104,255	—	—	17,104,255
Israel	16,371,854	—	—	16,371,854
Italy	52,523,151	—	—	52,523,151
Japan	568,662,281	—	—	568,662,281
Netherlands	101,216,165	—	—	101,216,165
New Zealand	3,997,893	—	—	3,997,893
Norway	14,497,101	—	—	14,497,101
Portugal	3,598,869	—	—	3,598,869
Singapore	32,220,532	—	—	32,220,532
South Africa	605,294	—	—	605,294
Spain	82,534,044	—	—	82,534,044
Sweden	72,464,734	—	—	72,464,734
Switzerland	212,438,872	—	—	212,438,872
United Kingdom	402,094,455	—	—	402,094,455
Preferred Stock	12,918,267	—	—	12,918,267
Rights	33,391	90,139	—	123,530
Money Market Fund	3,827,324	—	—	3,827,324

Total Investments	$2,421,387,483	$90,139	$3,656	$2,421,481,278

Derivatives:
Liabilities:
Futures Contracts	$(66,452)	$—	$—	$(66,452)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	11,873,278	95,184,197
Service Class	2,247,371	4,259,921
Shares reinvested:
Standard Class	—	7,738,747
Service Class	—	943,145

	14,120,649	108,126,010

Shares redeemed:
Standard Class	(32,912,659)	(112,565,620)
Service Class	(3,687,367)	(4,340,992)

	(36,600,026)	(116,906,612)

Net decrease	(22,479,377)	(8,780,602)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(66,452)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,154,938	$158,718
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts contracts	(32,822)	—

Total		$5,122,116	$158,718

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$38,400	$515,600
Futures contracts (average notional value)	43,083,096	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had no open derivatives subject to the offsetting provisions.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA International Index Fund–25

LVIP SSGA International Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA International Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,138.70	0.25%	$1.33
Service Class Shares	1,000.00	1,137.30	0.50%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	93.12%
International Equity Fund	93.12%
Unaffiliated Investments	6.50%
Common Stock	0.01%
Money Market Fund	6.49%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.12%
International Equity Fund–93.12%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	40,604,860	$377,868,829

Total Affiliated Investment (Cost $334,240,737)		377,868,829

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–6.50%
Common Stock–0.01%
China Merchants Shekou Industrial Zone Holdings	19,861	$62,575

		62,575

Money Market Fund–6.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	26,325,913	26,325,913

		26,325,913

Total Unaffiliated Investments (Cost $26,378,273)		26,388,488

TOTAL VALUE OF SECURITIES–99.62% (Cost $360,619,010)	404,257,317
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	1,536,241

NET ASSETS APPLICABLE TO 43,388,990 SHARES OUTSTANDING–100.00%	$405,793,558

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts:
80 British Pound	$ 6,415,240	$6,522,500	9/19/17	$107,260	$—
79 Euro	11,197,001	11,323,663	9/19/17	126,662	—
70 Japanese Yen	8,056,335	7,796,250	9/19/17	—	(260,085)

				233,922	(260,085)

Equity Contracts:
309 Euro STOXX 50 Index	12,542,991	12,108,834	9/18/17	—	(434,157)
73 FTSE 100 Index	7,070,406	6,886,086	9/18/17	—	(184,320)
45 Nikkei 225 Index (OSE)	8,047,828	8,009,780	9/8/17	—	(38,048)

				—	(656,525)

Total				$233,922	$(916,610)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to Financial Statements.”

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investment, at value	$377,868,829
Unaffiliated investments, at value	26,388,488

Total investments, at value	$404,257,317

Foreign currencies collateral held at broker for futures contracts, at value	3,332,574
Unrealized appreciation on futures contracts	233,922
Foreign currencies, at value	229,534
Receivable for investments sold	125,316
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	25,154
Receivable for fund shares sold	23,704
Dividends receivable from investments	16,924

TOTAL ASSETS	408,244,445

LIABILITIES:
Unrealized depreciation on futures contracts	916,610
Cash collateral due to broker for futures contracts	852,028
Payable for fund shares redeemed	286,869
Due to manager and affiliates	171,442
Cash due to custodian	132,709
Other accrued expenses payable	91,229

TOTAL LIABILITIES	2,450,887

TOTAL NET ASSETS	$405,793,558

Affiliated investment, at cost	$334,240,737
Unaffiliated investments, at cost	26,378,273

Total investments, at cost	$360,619,010

Foreign currencies, at cost	$229,840

Foreign currencies collateral held at broker for futures contracts, at cost	$3,332,574

Standard Class:
Net Assets	$19,933,364
Shares Outstanding	2,130,292
Net Asset Value Per Share	$9.357

Service Class:
Net Assets	$385,860,194
Shares Outstanding	41,258,698
Net Asset Value Per Share	$9.352

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$369,747,329
Accumulated net investment loss	(857,556)
Accumulated net realized loss on investments	(6,051,528)
Net unrealized appreciation of investments and derivatives	42,955,313

TOTAL NET ASSETS	$405,793,558

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$72,461

EXPENSES:
Management fees	1,497,107
Distribution fees-Service Class	468,864
Professional fees	28,896
Accounting and administration expenses	28,849
Shareholder servicing fees	19,874
Reports and statements to shareholders	7,579
Trustees’ fees and expenses	5,198
Custodian fees	3,002
Consulting fees	2,227
Pricing fees	48
Other	1,468

2,063,112
Less:
Management fees waived	(1,044,035)
Expenses reimbursed	(57,742)

Total operating expenses	961,335

NET INVESTMENT LOSS	(888,874)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	(1,455,736)
Foreign currencies	116,542
Futures contracts	3,554,003

Net realized gain	2,214,809

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	50,291,653
Unaffiliated investments	15,734
Foreign currencies	83
Futures contracts	(725,635)

Net change in unrealized appreciation (depreciation)	49,581,835

NET REALIZED AND UNREALIZED GAIN	51,796,644

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,907,770

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(888,874)	$2,896,929
Net realized gain (loss)	2,214,809	(6,426,192)
Net change in unrealized appreciation (depreciation)	49,581,835	(344,991)

Net increase (decrease) in net assets resulting from operations	50,907,770	(3,874,254)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(175,166)
Service Class	—	(2,656,159)

	—	(2,831,325)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,383,144	311,803
Service Class	16,538,340	60,950,021
Net assets from merger*:
Standard Class	—	17,389,443
Service Class	—	237,476,930
Reinvestment of dividends and distributions:
Standard Class	—	175,166
Service Class	—	2,656,159

	17,921,484	318,959,522

Cost of shares redeemed:
Standard Class	(1,451,145)	(126,636)
Service Class	(39,070,901)	(19,229,452)

	(40,522,046)	(19,356,088)

Increase (Decrease) in net assets derived from capital share transactions	(22,600,562)	299,603,434

NET INCREASE IN NET ASSETS	28,307,208	292,897,855
NET ASSETS:
Beginning of period	377,486,350	84,588,495

End of period	$405,793,558	$377,486,350

Undistributed (accumulated) net investment income (loss)	$(857,556)	$31,318

*See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months
	Ended			1/2/14[3]
	6/30/17[1]	Year Ended		to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$8.217	$8.611	$9.123	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.009)	0.218	0.328	0.334
Net realized and unrealized gain (loss)	1.149	(0.529)	(0.645)	(0.989)

Total from investment operations	1.140	(0.311)	(0.317)	(0.655)

Less dividends and distributions from:
Net investment income	—	(0.083)	(0.194)	(0.222)
Return of capital	—	—	(0.001)	—

Total dividends and distributions	—	(0.083)	(0.195)	(0.222)

Net asset value, end of period	$9.357	$8.217	$8.611	$9.123

Total return[5]	13.87%	(3.60% )	(3.50% )	(6.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,934	$17,549	$9	$9
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.81%	0.84%	0.92%	1.26%
Ratio of net investment income (loss) to average net assets	(0.21% )	2.64%	3.52%	3.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.77% )	2.05%	2.85%	2.26%
Portfolio turnover	2%	10%	7%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months
	Ended			1/2/14[3]
	6/30/17[1]	Year Ended		to
	(unaudited)	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$8.223	$8.613	$9.125	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)	0.197	0.301	0.302
Net realized and unrealized gain (loss)	1.149	(0.526)	(0.641)	(0.981)

Total from investment operations	1.129	(0.329)	(0.340)	(0.679)

Less dividends and distributions from:
Net investment income	—	(0.061)	(0.171)	(0.196)
Return of capital	—	—	(0.001)	—

Total dividends and distributions	—	(0.061)	(0.172)	(0.196)

Net asset value, end of period	$9.352	$8.223	$8.613	$9.125

Total return[5]	13.73%	(3.81% )	(3.76% )	(6.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385,860	$359,937	$84,579	$16,584
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.06%	1.09%	1.17%	1.51%
Ratio of net investment income (loss) to average net assets	(0.46% )	2.39%	3.27%	3.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.02% )	1.80%	2.60%	2.01%
Portfolio turnover	2%	10%	7%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of open-end Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of each Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The

LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.76% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment adviser of the Underlying Fund (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.53% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, fees for the administrative and legal services were as follows:

Administrative	$11,063
Legal	2,671

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,839 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$25,154
Management fees payable to LIAC	77,597
Distribution fees payable to LFD	80,221
Printing and mailing fees payable to Lincoln Life	3,840
Shareholder servicing fees payable to Lincoln Life	9,784

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA International Index Fund	$351,095,718	$6,756,392	$28,819,198	$(1,455,736)	$50,291,653	$377,868,829	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,756,393
Sales	28,819,198

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$360,619,010

Aggregate unrealized appreciation	$43,638,307
Aggregate unrealized depreciation	—

Net unrealized appreciation	$43,638,307

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$3,077,613	$2,986,303	$6,063,916

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment	$377,868,829
Unaffiliated Investments	26,388,488

Total Investments	$404,257,317

Derivatives:
Assets:
Futures Contracts	$233,922

Liabilities:
Futures Contracts	$(916,610)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	158,833	41,418
Service Class	1,881,108	7,396,553
Shares from merger:
Standard Class	—	2,087,318
Service Class	—	28,555,960
Shares reinvested:
Standard Class	—	21,388
Service Class	—	324,080

	2,039,941	38,426,717

Shares redeemed:
Standard Class	(164,294)	(15,418)
Service Class	(4,396,350)	(2,322,948)

	(4,560,644)	(2,338,366)

Net increase (decrease)	(2,520,703)	36,088,351

5. Fund Merger

As of the close of business on December 9, 2016, the Fund acquired all of the assets and liabilities of the LVIP BlackRock Emerging Markets Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP SSGA International Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund by a taxable exchange prior to the Reorganization, as shown in the following table:

	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Standard Class	2,176,145	2,087,318	$17,389,443	0.959
Service Class	29,703,125	28,555,960	237,476,930	0.961

LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

5. Fund Merger (continued)

The net assets of the Acquiring Fund before the acquisition were $122,993,064. The net assets of the Acquiring Fund immediately following the acquisition were $377,859,437.

If the acquisition had been completed on January 1, 2016, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2016, would have been as follows (unaudited):

Net investment income	$12,406,473	(a)
Net realized loss	(16,886,804)	(b)
Net change in unrealized appreciation (depreciation)	18,506,408	(c)

Net increase in net assets resulting from operations	$14,026,077

(a)$2,896,929, as reported in the Statement of Operations, plus $9,509,544 Net investment income from LVIP BlackRock Emerging Markets Managed Volatility Fund pre-merger.

(b)$(6,426,192), as reported in the Statement of Operations, plus $(10,460,612) Net realized loss from LVIP BlackRock Emerging Markets Managed Volatility Fund pre-merger.

(c)$(344,991), as reported in the Statement of Operations, plus $18,851,399 Net change in unrealized appreciation (depreciation) from LVIP BlackRock Emerging Markets Managed Volatility Fund pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of Operations since December 12, 2016.

6. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments, to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty

LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

6. Derivatives (continued)

to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)	Unrealized appreciation on futures contracts	$233,922	Unrealized depreciation on futures contracts	$(260,085)
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	(656,525)

Total		$233,922		$(916,610)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 915,173	$ 380,102
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,638,830	(1,105,737)

Total		$3,554,003	$ (725,635)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$50,853,913	$—

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements except as disclosed above.

LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA Large Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,089.90	0.25%	$1.30
Service Class Shares	1,000.00	1,088.50	0.50%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	92.97%
Equity Fund	92.97%
Unaffiliated Investment	6.91%
Money Market Fund	6.91%
Total Value of Securities	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–92.97%
Equity Fund–92.97%
*Lincoln Variable Insurance Products Trust–LVIP SSGA S&P 500 Index Fund	18,491,009	$314,291,683

Total Affiliated Investment (Cost $265,801,527)		314,291,683

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.91%
Money Market Fund–6.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	23,358,321	$23,358,321

Total Unaffiliated Investment (Cost $23,358,321)		23,358,321

TOTAL VALUE OF SECURITIES–99.88% (Cost $289,159,848)	337,650,004
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	393,361

NET ASSETS APPLICABLE TO 26,812,879 SHARES OUTSTANDING–100.00%	$338,043,365

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
173 E-mini S&P 500 Index	$20,989,095	$20,940,785	9/18/17	$(48,310)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investment, at value	$314,291,683
Unaffiliated investment, at value	23,358,321

Total investments, at value	337,650,004
Cash collateral held at broker for futures contracts	817,295
Receivable for fund shares sold	205,445
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	19,027
Dividends receivable from investment	14,701

TOTAL ASSETS	338,706,472

LIABILITIES:
Payable for investment purchased	422,534
Due to manager and affiliates	150,234
Unrealized depreciation on futures contracts	48,310
Other accrued expenses payable	23,112
Payable for fund shares redeemed	18,917

TOTAL LIABILITIES	663,107

TOTAL NET ASSETS	$338,043,365

Affiliated investment, at cost	$265,801,527
Unaffiliated investment, at cost	23,358,321

Total investments, at cost	$289,159,848

Standard Class:
Net Assets	$47,867
Shares Outstanding	3,791
Net Asset Value Per Share	$12.625 *

Service Class:
Net Assets	$337,995,498
Shares Outstanding	26,809,088
Net Asset Value Per Share	$12.607

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$303,199,979
Accumulated net investment loss	(688,102)
Accumulated net realized loss on investments	(12,910,358)
Net unrealized appreciation of investments and derivatives	48,441,846

TOTAL NET ASSETS	$338,043,365

* Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$59,307

EXPENSES:
Management fees	1,106,833
Distribution fees-Service Class	395,238
Accounting and administration expenses	26,071
Professional fees	17,977
Shareholder servicing fees	16,175
Reports and statements to shareholders	12,249
Trustees’ fees and expenses	4,216
Custodian fees	2,314
Consulting fees	2,140
Pricing fees	40
Other	832

1,584,085
Less:
Management fees waived	(743,159)
Expenses reimbursed	(50,390)

Total operating expenses	790,536

NET INVESTMENT LOSS	(731,229)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	(23,284)
Futures contracts	1,585,572

Net realized gain	1,562,288

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	25,589,566
Futures contracts	11,131

Net change in unrealized appreciation (depreciation)	25,600,697

NET REALIZED AND UNREALIZED GAIN	27,162,985

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,431,756

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(731,229)	$3,991,870
Net realized gain (loss)	1,562,288	(2,937,888)
Net change in unrealized appreciation (depreciation)	25,600,697	18,932,693

Net increase in net assets resulting from operations	26,431,756	19,986,675

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(772)
Service Class	—	(4,207,244)

	—	(4,208,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	21
Service Class	41,476,031	105,789,641
Reinvestment of dividends and distributions:
Standard Class	—	772
Service Class	—	4,207,244

	41,476,031	109,997,678

Cost of shares redeemed:
Standard Class	(1,713)	(309)
Service Class	(17,685,348)	(25,124,069)

	(17,687,061)	(25,124,378)

Increase in net assets derived from capital share transactions	23,788,970	84,873,300

NET INCREASE IN NET ASSETS	50,220,726	100,651,959
NET ASSETS:
Beginning of period	287,822,639	187,170,680

End of period	$338,043,365	$287,822,639

Undistributed (Accumulated) net investment income (loss)	$(688,102)	$43,127

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)					5/1/13[3] to 12/31/13

			Year Ended
			12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$11.584		$10.890	$11.676	$11.194	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)		0.217	0.221	0.287	0.310
Net realized and unrealized gain (loss)	1.054		0.677	(0.822)	0.442	1.032

Total from investment operations	1.041		0.894	(0.601)	0.729	1.342

Less dividends and distributions from:
Net investment income	—		(0.200)	(0.185)	(0.247)	(0.148)
Return of capital	—		—	—	—	— [5]

Total dividends and distributions	—		(0.200)	(0.185)	(0.247)	(0.148)

Net asset value, end of period	$12.625		$11.584	$10.890	$11.676	$11.194

Total return[6]	8.99%		8.20%	(5.16% )	6.49%	13.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48		$46	$43	$13	$115
Ratio of expenses to average net assets[7]	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[7]	0.75%		0.77%	0.79%	0.83%	1.41%
Ratio of net investment income (loss) to average net assets	(0.21%	)	1.95%	1.96%	2.54%	4.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.71%	)	1.43%	1.42%	1.96%	3.21%
Portfolio turnover	2%		6%	12%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $2 were made by the Fund’s Standard Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)					5/1/13[3] to 12/31/13

			Year Ended
			12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$11.582		$10.890	$11.675	$11.193	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.028)		0.189	0.195	0.265	0.298
Net realized and unrealized gain (loss)	1.053		0.675	(0.824)	0.435	1.025

Total from investment operations	1.025		0.864	(0.629)	0.700	1.323

Less dividends and distributions from:
Net investment income	—		(0.172)	(0.156)	(0.218)	(0.130)
Return of capital	—		—	—	—	— [5]

Total dividends and distributions	—		(0.172)	(0.156)	(0.218)	(0.130)

Net asset value, end of period	$12.607		$11.582	$10.890	$11.675	$11.193

Total return[6]	8.85%		7.93%	(5.39% )	6.23%	13.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$337,995		$287,777	$187,128	$106,260	$27,652
Ratio of expenses to average net assets[7]	0.50%		0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[7]	1.00%		1.02%	1.04%	1.08%	1.66%
Ratio of net investment income (loss) to average net assets	(0.46%	)	1.70%	1.71%	2.29%	4.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.96%	)	1.18%	1.17%	1.71%	2.97%
Portfolio turnover	2%		6%	12%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $514 were made by the Fund’s Service Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.47% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$8,825
Legal	2,131

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,091 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$19,027
Management fees payable to LIAC	63,782
Distribution fees payable to LFD	69,319
Shareholder servicing fees payable to Lincoln Life	8,042
Printing and mailing fees payable to Lincoln Life	9,091

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/3017	Dividends	Capital Gain Distributions
LVIP SSGA S&P 500 Index Fund	$267,791,225	$27,815,941	$6,881,765	$(23,284)	$25,589,566	$314,291,683	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$27,815,941
Sales	6,881,765

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$289,159,848

Aggregate unrealized appreciation	$48,490,156
Aggregate unrealized depreciation	—

Net unrealized appreciation	$48,490,156

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$3,153,052	$457,829	$3,610,881

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$314,291,683
Unaffiliated Investment	23,358,321

Total Investments	$337,650,004

Derivatives:
Liabilities:
Futures Contracts	$(48,310)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	—	2
Service Class	3,412,866	9,549,008
Shares reinvested:
Standard Class	—	66
Service Class	—	361,660

	3,412,866	9,910,736

Shares redeemed:
Standard Class	(139)	(28)
Service Class	(1,450,870)	(2,247,507)

	(1,451,009)	(2,247,535)

Net increase	1,961,857	7,663,201

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$(48,310)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,585,572	$11,131

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$20,383,676	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Mid-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA Mid-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,058.30	0.34%	$1.74
Service Class Shares	1,000.00	1,057.00	0.59%	3.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	98.16%
Aerospace & Defense	1.68%
Airlines	0.45%
Auto Components	0.63%
Automobiles	0.30%
Banks	8.00%
Beverages	0.08%
Biotechnology	0.73%
Building Products	0.91%
Capital Markets	3.03%
Chemicals	2.90%
Commercial Services & Supplies	1.53%
Communications Equipment	1.49%
Construction & Engineering	1.14%
Construction Materials	0.26%
Consumer Finance	0.30%
Containers & Packaging	1.96%
Distributors	0.29%
Diversified Consumer Services	0.82%
Diversified Telecommunication Services	0.08%
Electric Utilities	1.87%
Electrical Equipment	0.74%
Electronic Equipment, Instruments & Components	4.80%
Energy Equipment & Services	0.97%
Equity Real Estate Investment Trusts	9.21%
Food & Staples Retailing	0.53%
Food Products	2.32%
Gas Utilities	2.18%
Health Care Equipment & Supplies	3.55%
Health Care Providers & Services	2.28%
Health Care Technology	0.39%
Hotels, Restaurants & Leisure	2.75%
Household Durables	1.75%
Household Products	0.18%
Industrial Conglomerates	0.36%
Insurance	4.22%
Internet & Direct Marketing Retail	0.06%
Internet Software & Services	0.82%
IT Services	3.42%
Leisure Products	0.65%
Life Sciences Tools & Services	1.28%
Machinery	4.96%
Marine	0.21%
Media	1.47%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	1.97%
Multiline Retail	0.21%
Multi-Utilities	0.99%
Oil, Gas & Consumable Fuels	1.95%
Paper & Forest Products	0.35%
Personal Products	0.55%
Pharmaceuticals	0.73%
Professional Services	0.77%
Real Estate Management & Development	0.45%
Road & Rail	1.30%
Semiconductors & Semiconductor Equipment	2.43%
Software	3.97%
Specialty Retail	1.80%
Technology Hardware, Storage & Peripherals	0.54%
Textiles, Apparel & Luxury Goods	0.77%
Thrift & Mortgage Finance	0.56%
Trading Companies & Distributors	0.76%
Water Utilities	0.35%
Wireless Telecommunication Services	0.16%
Money Market Fund	1.98%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

ResMed	0.65%
Packaging Corp. of America	0.62%
Domino’s Pizza	0.60%
Duke Realty	0.59%
Cadence Design Systems	0.55%
Teleflex	0.55%
MSCI	0.55%
SVB Financial Group	0.55%
Alleghany	0.54%
Trimble	0.53%
Total	5.73%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.16%
Aerospace & Defense–1.68%
Curtiss-Wright	27,226	$2,498,802
†Esterline Technologies	18,450	1,749,060
Huntington Ingalls Industries	27,911	5,195,912
†KLX	32,184	1,609,200
Orbital ATK	34,976	3,440,239
†Teledyne Technologies	21,354	2,725,838

		17,219,051

Airlines–0.45%
†JetBlue Airways	202,550	4,624,217

		4,624,217

Auto Components–0.63%
Cooper Tire & Rubber	32,200	1,162,420
Dana	89,484	1,998,178
Gentex	176,352	3,345,397

		6,505,995

Automobiles–0.30%
Thor Industries	29,400	3,072,888

		3,072,888

Banks–8.00%
Associated Banc-Corp	93,345	2,352,294
BancorpSouth	50,048	1,526,464
Bank of Hawaii	26,254	2,178,294
Bank of the Ozarks	73,629	3,450,991
*Canadian Imperial Bank of Commerce	—	37
Cathay General Bancorp	46,566	1,767,180
Chemical Financial	43,424	2,102,156
Commerce Bancshares	52,934	3,008,239
Cullen/Frost Bankers	34,849	3,272,670
East West Bancorp	87,749	5,140,336
First Horizon National	143,860	2,506,041
FNB	198,705	2,813,663
Fulton Financial	107,129	2,035,451
Hancock Holding	51,800	2,538,200
Home BancShares	78,100	1,944,690
International Bancshares	35,437	1,242,067
MB Financial	43,526	1,916,885
PacWest Bancorp	73,726	3,443,004
Pinnacle Financial Partners	44,700	2,807,160
Prosperity Bancshares	42,056	2,701,677
†Signature Bank	32,631	4,683,527
†SVB Financial Group	31,878	5,603,834
Synovus Financial	75,265	3,329,724
TCF Financial	104,444	1,664,837
†Texas Capital Bancshares	30,000	2,322,000
Trustmark	41,293	1,327,983
UMB Financial	26,967	2,018,750
Umpqua Holdings	134,757	2,474,138
United Bankshares	64,127	2,513,794
Valley National Bancorp	162,360	1,917,472

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Webster Financial	55,837	$2,915,808
Wintrust Financial	33,700	2,576,028

		82,095,394

Beverages–0.08%
†Boston Beer Class A	5,830	770,435

		770,435

Biotechnology–0.73%
†Bioverativ	65,600	3,947,152
†United Therapeutics	27,296	3,541,110

		7,488,262

Building Products–0.91%
AO Smith	89,436	5,037,930
Lennox International	23,291	4,277,159

		9,315,089

Capital Markets–3.03%
Eaton Vance	70,483	3,335,256
FactSet Research Systems	23,899	3,971,536
Federated Investors Class B	57,597	1,627,115
†Janus Henderson Group	109,375	3,621,406
Legg Mason	51,517	1,965,889
MarketAxess Holdings	22,789	4,582,868
MSCI	55,038	5,668,364
SEI Investments	80,948	4,353,383
†Stifel Financial	41,910	1,927,022

		31,052,839

Chemicals–2.90%
Ashland Global Holdings	37,620	2,479,534
Cabot	37,690	2,013,777
Chemours	111,900	4,243,248
Minerals Technologies	21,772	1,593,710
NewMarket	5,643	2,598,489
Olin	100,453	3,041,717
PolyOne	49,335	1,911,238
RPM International	81,094	4,423,678
Scotts Miracle-Gro Class A	26,666	2,385,540
Sensient Technologies	26,744	2,153,694
Valvoline	123,850	2,937,734

		29,782,359

Commercial Services & Supplies–1.53%
†Clean Harbors	31,948	1,783,657
†Copart	124,388	3,954,294
Deluxe	29,892	2,069,124
Herman Miller	36,544	1,110,938
HNI	27,145	1,082,271
MSA Safety	19,517	1,584,195
Pitney Bowes	115,100	1,738,010

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Rollins	58,649	$2,387,601

		15,710,090

Communications Equipment–1.49%
†ARRIS International	113,816	3,189,124
Brocade Communications Systems	248,424	3,132,627
†Ciena	86,437	2,162,654
InterDigital	21,515	1,663,109
†NetScout Systems	56,124	1,930,666
Plantronics	20,264	1,060,010
†ViaSat	32,593	2,157,657

		15,295,847

Construction & Engineering–1.14%
†AECOM	95,370	3,083,312
†Dycom Industries	19,189	1,717,799
EMCOR Group	36,486	2,385,455
Granite Construction	24,180	1,166,443
KBR	86,999	1,324,125
Valmont Industries	13,623	2,038,001

		11,715,135

Construction Materials–0.26%
Eagle Materials	29,347	2,712,250

		2,712,250

Consumer Finance–0.30%
†SLM	266,097	3,060,115

		3,060,115

Containers & Packaging–1.96%
AptarGroup	37,830	3,285,914
Bemis	56,775	2,625,844
Greif Class A	15,743	878,145
†Owens-Illinois	99,271	2,374,562
Packaging Corp. of America	57,285	6,380,976
Silgan Holdings	45,814	1,455,969
Sonoco Products	60,207	3,095,844

		20,097,254

Distributors–0.29%
Pool	25,075	2,948,068

		2,948,068

Diversified Consumer Services–0.82%
Adtalem Global Education	35,648	1,352,842
Graham Holdings Class B	2,841	1,703,606
Service Corp. International	115,735	3,871,336
†Sotheby’s	27,590	1,480,755

		8,408,539

Diversified Telecommunication Services–0.08%
Frontier Communications	722,249	837,809

		837,809

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–1.87%
Great Plains Energy	130,818	$3,830,351
Hawaiian Electric Industries	66,567	2,155,439
IDACORP	30,477	2,601,212
OGE Energy	121,241	4,217,974
PNM Resources	48,639	1,860,442
Westar Energy	86,247	4,572,816

		19,238,234

Electrical Equipment–0.74%
EnerSys	26,518	1,921,229
Hubbell	31,053	3,514,268
Regal Beloit	27,027	2,204,052

		7,639,549

Electronic Equipment, Instruments & Components–4.80%
†Arrow Electronics	53,948	4,230,602
Avnet	75,733	2,944,499
Belden	25,819	1,947,527
Cognex	52,570	4,463,193
†Coherent	15,085	3,393,974
†IPG Photonics	23,020	3,340,202
Jabil	110,482	3,224,970
†Keysight Technologies	112,083	4,363,391
†Knowles	54,157	916,336
Littelfuse	13,710	2,262,150
National Instruments	64,295	2,585,945
SYNNEX	17,928	2,150,643
†Tech Data	21,503	2,171,803
†Trimble	153,674	5,481,552
†VeriFone Systems	67,763	1,226,510
Vishay Intertechnology	82,756	1,373,750
†Zebra Technologies	32,021	3,218,751

		49,295,798

Energy Equipment & Services–0.97%
†Diamond Offshore Drilling	39,367	426,345
†Dril-Quip	22,942	1,119,570
Ensco Class A	184,042	949,657
Nabors Industries	174,526	1,420,642
Oceaneering International	59,878	1,367,613
†Oil States International	31,351	851,180
Patterson-UTI Energy	102,226	2,063,943
†Rowan Class A	76,585	784,230
†Superior Energy Services	92,632	966,152

		9,949,332

Equity Real Estate Investment Trusts–9.21%
American Campus Communities	81,320	3,846,436
Camden Property Trust	53,176	4,547,080
Care Capital Properties	51,258	1,368,589
CoreCivic	72,351	1,995,441
Corporate Office Properties Trust	60,713	2,126,776
Cousins Properties	257,734	2,265,482

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
CyrusOne	48,000	$2,676,000
DCT Industrial Trust	55,723	2,977,837
Douglas Emmett	90,202	3,446,618
Duke Realty	216,080	6,039,436
Education Realty Trust	44,705	1,732,319
EPR Properties	39,388	2,830,816
First Industrial Realty Trust	71,759	2,053,743
GEO Group	76,250	2,254,713
Healthcare Realty Trust	71,616	2,445,686
Highwoods Properties	62,449	3,166,789
Hospitality Properties Trust	99,462	2,899,317
Kilroy Realty	59,701	4,486,530
Lamar Advertising Class A	51,389	3,780,689
LaSalle Hotel Properties	69,140	2,060,372
Liberty Property Trust	89,302	3,635,484
Life Storage	28,582	2,117,926
Mack-Cali Realty	54,743	1,485,725
Medical Properties Trust	220,404	2,836,599
National Retail Properties	90,450	3,536,595
Omega Healthcare Investors	119,421	3,943,278
Potlatch	24,742	1,130,709
†Quality Care Properties	57,104	1,045,574
Rayonier	77,878	2,240,550
Senior Housing Properties Trust	143,886	2,941,030
Tanger Factory Outlet Centers	58,953	1,531,599
Taubman Centers	36,678	2,184,175
†Uniti Group	95,488	2,400,568
Urban Edge Properties	60,656	1,439,367
Washington Prime Group	113,177	947,291
Weingarten Realty Investors	72,113	2,170,601

		94,587,740

Food & Staples Retailing–0.53%
Casey’s General Stores	23,983	2,568,819
†Sprouts Farmers Market	77,894	1,765,857
†United Natural Foods	30,764	1,129,039

		5,463,715

Food Products–2.32%
Dean Foods	55,214	938,638
Flowers Foods	113,261	1,960,548
†Hain Celestial Group	63,268	2,456,064
Ingredion	43,545	5,190,999
Lamb Weston Holdings	84,166	3,706,671
Lancaster Colony	11,889	1,457,829
†Post Holdings	40,177	3,119,744
Snyder’s-Lance	52,411	1,814,469
Tootsie Roll Industries	11,061	385,476
†TreeHouse Foods	34,433	2,812,832

		23,843,270

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–2.18%
Atmos Energy	63,919	$5,302,081
National Fuel Gas	52,409	2,926,519
New Jersey Resources	52,805	2,096,359
ONE Gas	32,400	2,261,844
Southwest Gas Holdings	29,094	2,125,608
UGI	105,188	5,092,151
WGL Holdings	30,978	2,584,495

		22,389,057

Health Care Equipment & Supplies–3.55%
†ABIOMED	24,734	3,544,382
†Globus Medical	43,826	1,452,832
†Halyard Health	28,498	1,119,401
Hill-Rom Holdings	36,877	2,935,778
†LivaNova	27,014	1,653,527
†Masimo	27,583	2,515,018
†NuVasive	31,115	2,393,366
ResMed	86,168	6,709,902
STERIS	51,505	4,197,657
Teleflex	27,344	5,680,989
West Pharmaceutical Services	44,639	4,219,278

		36,422,130

Health Care Providers & Services–2.28%
†Acadia Healthcare	47,300	2,335,674
HealthSouth	55,216	2,672,454
†LifePoint Health	24,520	1,646,518
†MEDNAX	56,369	3,402,996
†Molina Healthcare	26,013	1,799,579
Owens & Minor	36,907	1,188,036
†Tenet Healthcare	48,614	940,195
†VCA	49,379	4,558,175
†WellCare Health Plans	27,018	4,851,352

		23,394,979

Health Care Technology–0.39%
†Allscripts Healthcare Solutions	110,522	1,410,261
†Medidata Solutions	33,700	2,635,340

		4,045,601

Hotels, Restaurants & Leisure–2.75%
Brinker International	30,321	1,155,230
†Buffalo Wild Wings	9,904	1,254,837
Cheesecake Factory	27,104	1,363,331
Churchill Downs	7,597	1,392,530
Cracker Barrel Old Country Store	14,520	2,428,470
Domino’s Pizza	29,268	6,191,060
Dunkin’ Brands Group	55,835	3,077,625
International Speedway Class A	15,896	596,895
Jack in the Box	18,155	1,788,267
†Panera Bread Class A	12,896	4,057,597
Papa John’s International	16,260	1,166,818
Texas Roadhouse	39,341	2,004,424

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	115,432	$1,790,350

		28,267,434

Household Durables–1.75%
CalAtlantic Group	44,004	1,555,541
†Helen of Troy	16,297	1,533,548
KB Home	50,515	1,210,845
†NVR	2,116	5,100,851
†Tempur Sealy International	28,532	1,523,323
Toll Brothers	89,699	3,544,007
†TRI Pointe Group	96,964	1,278,955
Tupperware Brands	31,059	2,181,274

		17,928,344

Household Products–0.18%
Energizer Holdings	37,838	1,816,981

		1,816,981

Industrial Conglomerates–0.36%
Carlisle	39,159	3,735,769

		3,735,769

Insurance–4.22%
†Alleghany	9,368	5,572,086
American Financial Group	44,654	4,437,268
Aspen Insurance Holdings	36,763	1,832,636
Brown & Brown	69,705	3,002,194
CNO Financial Group	103,444	2,159,911
First American Financial	66,796	2,985,113
†Genworth Financial	304,296	1,147,196
Hanover Insurance Group	25,758	2,282,932
Kemper	29,662	1,144,953
Mercury General	22,268	1,202,472
Old Republic International	148,420	2,898,643
Primerica	28,168	2,133,726
Reinsurance Group of America	39,120	5,022,617
RenaissanceRe Holdings	24,608	3,421,742
WR Berkley	59,566	4,120,180

		43,363,669

Internet & Direct Marketing Retail–0.06%
HSN	19,467	620,997

		620,997

Internet Software & Services–0.82%
†Cars.com	44,000	1,171,720
j2 Global	29,607	2,519,260
LogMeIn	31,900	3,333,550
†WebMD Health	23,185	1,359,800

		8,384,330

IT Services–3.42%
†Acxiom	48,868	1,269,591
Broadridge Financial Solutions	71,423	5,396,722

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Convergys	58,764	$1,397,408
†CoreLogic	52,316	2,269,468
DST Systems	37,334	2,303,508
Jack Henry & Associates	47,156	4,898,094
Leidos Holdings	87,100	4,502,199
MAXIMUS	39,216	2,456,098
†NeuStar Class A	34,786	1,160,113
Sabre	126,000	2,743,020
Science Applications International	26,771	1,858,443
†Teradata	79,100	2,332,659
†WEX	23,877	2,489,655

		35,076,978

Leisure Products–0.65%
Brunswick	54,091	3,393,128
Polaris Industries	35,890	3,310,135

		6,703,263

Life Sciences Tools & Services–1.28%
†Bio-Rad Laboratories Class A	12,613	2,854,448
Bio-Techne	22,574	2,652,445
†Charles River Laboratories International	29,378	2,971,585
†INC Research Holdings Class A	33,300	1,948,050
†PAREXEL International	30,709	2,668,919

		13,095,447

Machinery–4.96%
AGCO	40,406	2,722,960
Crane	31,011	2,461,653
Donaldson	81,189	3,697,347
Graco	33,694	3,682,080
IDEX	46,387	5,242,195
ITT	54,812	2,202,346
Kennametal	49,767	1,862,281
Lincoln Electric Holdings	37,509	3,454,204
Nordson	32,845	3,984,755
Oshkosh	45,872	3,159,663
Terex	59,914	2,246,775
Timken	43,015	1,989,444
Toro	65,343	4,527,616
Trinity Industries	91,995	2,578,620
Wabtec	52,479	4,801,829
Woodward	33,788	2,283,393

		50,897,161

Marine–0.21%
†Kirby	32,886	2,198,429

		2,198,429

Media–1.47%
†AMC Networks Class A	33,208	1,773,639
Cable One	2,864	2,036,018

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Cinemark Holdings	64,146	$2,492,072
John Wiley & Sons Class A	27,320	1,441,130
†Live Nation Entertainment	82,006	2,857,909
Meredith	22,310	1,326,329
New York Times Class A	74,346	1,315,924
TEGNA	131,500	1,894,915

		15,137,936

Metals & Mining–1.97%
Allegheny Technologies	66,554	1,132,084
Carpenter Technology	28,463	1,065,370
Commercial Metals	69,995	1,360,003
Compass Minerals International	20,633	1,347,335
Reliance Steel & Aluminum	44,728	3,256,646
Royal Gold	39,555	3,092,014
Steel Dynamics	146,849	5,258,663
United States Steel	106,978	2,368,493
Worthington Industries	26,815	1,346,649

		20,227,257

Multiline Retail–0.21%
Big Lots	27,096	1,308,737
Dillard’s Class A	14,300	824,967

		2,133,704

Multi-Utilities–0.99%
Black Hills	33,102	2,233,392
MDU Resources Group	118,341	3,100,534
NorthWestern	29,500	1,800,090
Vectren	50,946	2,977,284

		10,111,300

Oil, Gas & Consumable Fuels–1.95%
†CONSOL Energy	107,976	1,613,161
†Energen	58,789	2,902,413
†Gulfport Energy	97,846	1,443,229
HollyFrontier	108,941	2,992,609
†Matador Resources	57,200	1,222,364
PBF Energy Class A	66,900	1,489,194
†QEP Resources	146,412	1,478,761
SM Energy	60,444	999,139
†Southwestern Energy	314,000	1,909,120
World Fuel Services	43,116	1,657,810
†WPX Energy	243,456	2,351,785

		20,059,585

Paper & Forest Products–0.35%
Domtar	38,216	1,468,259
†Louisiana-Pacific	88,767	2,140,172

		3,608,431

Personal Products–0.55%
†Avon Products	266,854	1,014,045
†Edgewell Personal Care	35,297	2,683,278

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
Nu Skin Enterprises Class A	30,700	$1,929,188

		5,626,511

Pharmaceuticals–0.73%
†Akorn	53,870	1,806,800
†Catalent	75,672	2,656,087
†Endo International	122,600	1,369,442
†Prestige Brands Holdings	32,312	1,706,397

		7,538,726

Professional Services–0.77%
Dun & Bradstreet	22,800	2,465,820
†FTI Consulting	25,756	900,430
ManpowerGroup	40,711	4,545,383

		7,911,633

Real Estate Management & Development–0.45%
Alexander & Baldwin	28,125	1,163,813
Jones Lang LaSalle	27,793	3,474,125

		4,637,938

Road & Rail–1.30%
†Avis Budget Group	52,368	1,428,075
†Genesee & Wyoming	37,204	2,544,382
Landstar System	25,712	2,200,947
Old Dominion Freight Line	42,597	4,056,938
Ryder System	32,400	2,332,152
Werner Enterprises	27,281	800,697

		13,363,191

Semiconductors & Semiconductor Equipment–2.43%
†Cirrus Logic	39,828	2,498,012
†Cree	59,981	1,478,532
Cypress Semiconductor	201,477	2,750,161
†First Solar	48,083	1,917,550
†Integrated Device Technology	82,281	2,122,027
†Microsemi	70,015	3,276,702
Monolithic Power Systems	23,147	2,231,371
†Silicon Laboratories	26,000	1,777,100
†Synaptics	20,556	1,062,951
Teradyne	120,648	3,623,059
Versum Materials	67,415	2,190,987

		24,928,452

Software–3.97%
†ACI Worldwide	73,348	1,640,795
Blackbaud	29,200	2,503,900
†Cadence Design Systems	169,885	5,689,449
CDK Global	88,229	5,475,492
†CommVault Systems	26,127	1,474,869
Fair Isaac	18,741	2,612,683
†Fortinet	91,508	3,426,059
†Manhattan Associates	41,924	2,014,867
†PTC	70,095	3,863,636

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Take-Two Interactive Software	63,060	$4,627,343
†Tyler Technologies	20,493	3,600,005
†Ultimate Software Group	18,213	3,825,823

		40,754,921

Specialty Retail–1.80%
Aaron’s	37,849	1,472,326
American Eagle Outfitters	104,330	1,257,177
†Cabela’s	32,055	1,904,708
Chico’s FAS	77,223	727,441
Dick’s Sporting Goods	53,735	2,140,265
GameStop Class A	63,420	1,370,506
†Michaels	64,400	1,192,688
†Murphy USA	20,779	1,539,932
Office Depot	319,137	1,799,933
†Sally Beauty Holdings	82,723	1,675,141
†Urban Outfitters	54,508	1,010,578
Williams-Sonoma	48,185	2,336,973

		18,427,668

Technology Hardware, Storage & Peripherals–0.54%
†3D Systems	66,891	1,250,862
Diebold Nixdorf	45,869	1,284,332
†NCR	73,395	2,997,452

		5,532,646

Textiles, Apparel & Luxury Goods–0.77%
Carter’s	29,868	2,656,759
†Deckers Outdoor	19,564	1,335,439
†Kate Spade & Co.	78,176	1,445,474
†Skechers U.S.A. Class A	82,266	2,426,847

		7,864,519

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.56%
New York Community Bancorp	296,657	$3,895,106
Washington Federal	55,051	1,827,693

		5,722,799

Trading Companies & Distributors–0.76%
GATX	23,969	1,540,488
MSC Industrial Direct	27,558	2,368,886
†NOW	65,626	1,055,266
Watsco	18,449	2,844,836

		7,809,476

Water Utilities–0.35%
Aqua America	107,684	3,585,877

		3,585,877

Wireless Telecommunication Services–0.16%
Telephone & Data Systems	58,207	1,615,244

		1,615,244

Total Common Stock (Cost $848,044,492)		1,007,667,657

MONEY MARKET FUND–1.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	20,324,533	20,324,533

Total Money Market Fund (Cost $20,324,533)		20,324,533

TOTAL VALUE OF SECURITIES–100.14% (Cost $868,369,025)	1,027,992,190
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,433,239)

NET ASSETS APPLICABLE TO 84,440,372 SHARES OUTSTANDING–100.00%	$1,026,558,951

NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($1,007,904,821 / 82,903,825 Shares)	$12.158

NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($18,654,130 / 1,536,547 Shares)	$12.140

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$827,897,220
Undistributed net investment income	6,685,040
Accumulated net realized gain on investments	32,512,179
Net unrealized appreciation of investments, foreign currencies and derivatives	159,464,512

TOTAL NET ASSETS	$1,026,558,951

†	Non-income producing for the period.

«

Includes $927,108 cash collateral held at broker for futures contracts, $80,240 cash due to custodian, $259,050 due to manager and affiliates, $2,614,057 payable for securities purchased and $330,888 payable for fund shares redeemed as of June 30, 2017.

*	Amount rounds to less than 1 share.

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
111 E-mini S&P MidCap 400 Index	$19,540,382	$19,381,710	9/18/17	$(158,672)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$7,945,021
Foreign tax withheld	(148)

7,944,873

EXPENSES:
Management fees	1,384,739
Accounting and administration expenses	128,187
Index fees	102,516
Shareholder servicing fees	50,428
Professional fees	31,375
Trustees’ fees and expenses	13,929
Distribution fees-Service Class	11,231
Reports and statements to shareholders	10,705
Custodian fees	6,071
Consulting fees	1,969
Pricing fees	636
Other	5,289

1,747,075
Less:
Management fees waived	(9,917)

Total operating expenses	1,737,158

NET INVESTMENT INCOME	6,207,715

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	31,023,622
Futures contracts	807,825

Net realized gain	31,831,447

Net change in unrealized appreciation (depreciation) of:
Investments	20,210,900
Foreign currencies	19
Futures contracts	96,118

Net change in unrealized appreciation (depreciation)	20,307,037

NET REALIZED AND UNREALIZED GAIN	52,138,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,346,199

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund

Statements of Changes in Net Assets

	Six months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$6,207,715	$13,808,563
Net realized gain	31,831,447	1,986,951
Net change in unrealized appreciation (depreciation)	20,307,037	193,373,688

Net increase in net assets resulting from operations	58,346,199	209,169,202

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(14,608,045)
Service Class	—	(133)
Net realized gain:
Standard Class	—	(572,082)
Service Class	—	(6)

	—	(15,180,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	62,300,009	108,349,931
Service Class	20,188,416	—
Reinvestment of dividends and distributions:
Standard Class	—	15,180,127
Service Class	—	139

	82,488,425	123,530,197

Cost of shares redeemed:
Standard Class	(122,791,667)	(428,488,151)
Service Class	(1,847,546)	—

	(124,639,213)	(428,488,151)

Decrease in net assets derived from capital share transactions	(42,150,788)	(304,957,954)

NET INCREASE (DECREASE) IN NET ASSETS	16,195,411	(110,969,018)
NET ASSETS:
Beginning of period	1,010,363,540	1,121,332,558

End of period	$1,026,558,951	$1,010,363,540

Undistributed net investment income	$6,685,040	$477,325

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/17[1]	Year Ended		9/2/14[2] to
	(unaudited)	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$11.488	$9.682	$10.107	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.072	0.132	0.123	0.043
Net realized and unrealized gain (loss)	0.598	1.836	(0.371)	0.091

Total from investment operations	0.670	1.968	(0.248)	0.134

Less dividends and distributions from:
Net investment income	—	(0.156)	(0.092)	(0.027)
Net realized gain	—	(0.006)	(0.085)	—

Total dividends and distributions	—	(0.162)	(0.177)	(0.027)

Net asset value, end of period	$12.158	$11.488	$9.682	$10.107

Total return[4]	5.83%	20.31%	(2.48% )	1.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,007,905	$1,010,352	$1,121,323	$693,664
Ratio of expenses to average net assets	0.34%	0.33%	0.32%	0.33%
Ratio of net investment income to average net assets	1.21%	1.28%	1.20%	1.33%
Portfolio turnover	12%	23%	20%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended		9/2/14[2] to
	(unaudited)	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$11.485	$9.683	$10.106	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.057	0.107	0.098	0.035
Net realized and unrealized gain (loss)	0.598	1.831	(0.370)	0.090

Total from investment operations	0.655	1.938	(0.272)	0.125

Less dividends and distributions from:
Net investment income	—	(0.130)	(0.066)	(0.019)
Net realized gain	—	(0.006)	(0.085)	—

Total dividends and distributions	—	(0.136)	(0.151)	(0.019)

Net asset value, end of period	$12.140	$11.485	$9.683	$10.106

Total return[4]	5.70%	20.01%	(2.72% )	1.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,654	$12	$10	$10
Ratio of expenses to average net assets	0.59%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets	0.96%	1.03%	0.95%	1.08%
Portfolio turnover	12%	23%	20%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value(“NAV”). Investments in a government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2014 - December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.27% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$29,362
Legal	7,087

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $591 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$230,250
Distribution fees payable to LFD	3,302
Printing and mailing fees payable to Lincoln Life	591
Shareholder servicing fees payable to Lincoln Life	24,907

LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$119,999,816
Sales	155,824,306

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$868,369,025

Aggregate unrealized appreciation	$202,834,533
Aggregate unrealized depreciation	(43,211,368)

Net unrealized appreciation	$159,623,165

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$1,007,667,657
Money Market Fund	20,324,533

Total Investments	$1,027,992,190

Derivatives:
Liabilities:
Futures Contracts	$(158,672)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	5,181,559	11,225,897
Service Class	1,689,519	—
Shares reinvested:
Standard Class	—	1,309,779
Service Class	—	11

	6,871,078	12,535,687

Shares redeemed:
Standard Class	(10,227,371)	(40,399,786)
Service Class	(154,001)	—

	(10,381,372)	(40,399,786)

Net decrease	(3,510,294)	(27,864,099)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(158,672)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$807,825	$96,118

LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$228,511,963	$—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Mid-Cap Index Fund–17

LVIP SSGA S&P 500 Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA S&P 500 Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,092.20	0.22%	$1.14
Service Class Shares	1,000.00	1,090.90	0.47%	2.44
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.46	0.47%	2.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	97.19%
Aerospace & Defense	2.27%
Air Freight & Logistics	0.70%
Airlines	0.63%
Auto Components	0.19%
Automobiles	0.47%
Banks	6.32%
Beverages	2.03%
Biotechnology	2.86%
Building Products	0.34%
Capital Markets	2.85%
Chemicals	2.05%
Commercial Services & Supplies	0.29%
Communications Equipment	0.95%
Construction & Engineering	0.09%
Construction Materials	0.15%
Consumer Finance	0.73%
Containers & Packaging	0.32%
Distributors	0.11%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.54%
Diversified Telecommunication Services	2.07%
Electric Utilities	1.92%
Electrical Equipment	0.55%
Electronic Equipment, Instruments & Components	0.39%
Energy Equipment & Services	0.87%
Equity Real Estate Investment Trusts	2.78%
Food & Staples Retailing	1.83%
Food Products	1.32%
Health Care Equipment & Supplies	2.76%
Health Care Providers & Services	2.74%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.72%
Household Durables	0.46%
Household Products	1.71%
Independent Power & Renewable Electricity Producers	0.06%
Industrial Conglomerates	2.26%
Insurance	2.72%
Internet & Direct Marketing Retail	2.62%
Internet Software & Services	4.48%
IT Services	3.75%
Leisure Products	0.09%
Life Sciences Tools & Services	0.71%

Security Type/Sector	Percentage of Net Assets

Machinery	1.53%
Media	2.97%
Metals & Mining	0.24%
Multiline Retail	0.39%
Multi-Utilities	1.00%
Oil, Gas & Consumable Fuels	5.00%
Personal Products	0.14%
Pharmaceuticals	4.91%
Professional Services	0.30%
Real Estate Management & Development	0.05%
Road & Rail	0.91%
Semiconductors & Semiconductor Equipment	3.30%
Software	4.72%
Specialty Retail	2.20%
Technology Hardware, Storage & Peripherals	4.03%
Textiles, Apparel & Luxury Goods	0.69%
Tobacco	1.77%
Trading Companies & Distributors	0.15%
Water Utilities	0.07%
Money Market Fund	2.68%
Short-Term Investment	0.15%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	3.51%
Alphabet Class A & Class C	2.56%
Microsoft	2.49%
Amazon.com	1.79%
Facebook Class A	1.67%
Johnson & Johnson	1.67%
Exxon Mobil	1.60%
JPMorgan Chase & Co.	1.52%
Berkshire Hathaway Class B	1.50%
Wells Fargo & Co.	1.16%
Total	19.47%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.19%
Aerospace & Defense–2.27%
Arconic	150,360	$3,405,654
Boeing	196,389	38,835,925
General Dynamics	99,480	19,706,988
L3 Technologies	27,176	4,540,566
Lockheed Martin	87,602	24,319,191
Northrop Grumman	61,233	15,719,123
Raytheon	102,001	16,471,121
Rockwell Collins	56,905	5,979,577
Textron	97,822	4,607,416
TransDigm Group	17,700	4,758,999
United Technologies	262,159	32,012,235

		170,356,795

Air Freight & Logistics–0.70%
CH Robinson Worldwide	51,527	3,538,874
Expeditors International of Washington	63,176	3,568,180
FedEx	84,903	18,451,969
United Parcel Service Class B	239,824	26,522,136

		52,081,159

Airlines–0.63%
Alaska Air Group	44,700	4,012,272
American Airlines Group	176,300	8,871,416
Delta Air Lines	255,400	13,725,196
Southwest Airlines	213,481	13,265,709
†United Continental Holdings	101,900	7,667,975

		47,542,568

Auto Components–0.19%
BorgWarner	70,798	2,999,003
Delphi Automotive	93,524	8,197,379
Goodyear Tire & Rubber	88,037	3,077,774

		14,274,156

Automobiles–0.47%
Ford Motor	1,355,602	15,169,186
General Motors	482,006	16,836,470
Harley-Davidson	63,693	3,440,696

		35,446,352

Banks–6.32%
Bank of America	3,486,101	84,572,810
BB&T	281,526	12,784,096
Citigroup	970,162	64,884,435
Citizens Financial Group	180,600	6,443,808
Comerica	63,052	4,617,928
Fifth Third Bancorp	261,012	6,775,872
Huntington Bancshares	391,420	5,291,998
JPMorgan Chase & Co.	1,247,360	114,008,704
KeyCorp	373,194	6,993,656
M&T Bank	53,685	8,694,286
People’s United Financial	108,817	1,921,708

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	169,146	$21,121,261
Regions Financial	424,714	6,217,813
SunTrust Banks	169,964	9,640,358
U.S. Bancorp	555,956	28,865,236
Wells Fargo & Co.	1,575,382	87,291,917
Zions Bancorporation	71,242	3,128,236

		473,254,122

Beverages–2.03%
Brown-Forman Class B	64,040	3,112,344
Coca-Cola	1,352,197	60,646,035
Constellation Brands Class A	61,535	11,921,176
Dr Pepper Snapple Group	65,858	6,000,322
Molson Coors Brewing Class B	64,517	5,570,398
†Monster Beverage	144,251	7,166,390
PepsiCo	499,575	57,695,917

		152,112,582

Biotechnology–2.86%
AbbVie	558,310	40,483,058
†Alexion Pharmaceuticals	77,705	9,454,367
Amgen	259,057	44,617,387
†Biogen	75,649	20,528,113
†Celgene	269,840	35,044,121
Gilead Sciences	458,549	32,456,098
†Incyte	59,200	7,453,872
†Regeneron Pharmaceuticals	26,162	12,849,205
†Vertex Pharmaceuticals	87,300	11,250,351

		214,136,572

Building Products–0.34%
Allegion	33,625	2,727,660
Fortune Brands Home & Security	55,400	3,614,296
Johnson Controls International	331,989	14,395,043
Masco	115,021	4,394,952

		25,131,951

Capital Markets–2.85%
Affiliated Managers Group	19,500	3,234,270
Ameriprise Financial	54,582	6,947,743
Bank of New York Mellon	367,303	18,739,799
BlackRock	42,191	17,821,900
CBOE Holdings	32,600	2,979,640
Charles Schwab	419,125	18,005,610
CME Group	119,753	14,997,866
†E*TRADE Financial	101,343	3,854,074
Franklin Resources	124,656	5,583,342
Goldman Sachs Group	128,686	28,555,423
Intercontinental Exchange	210,630	13,884,730
Invesco	143,439	5,047,618
Moody’s	59,642	7,257,239
Morgan Stanley	501,420	22,343,275
Nasdaq	41,177	2,943,744

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Northern Trust	74,984	$7,289,195
Raymond James Financial	44,800	3,593,856
S&P Global	89,779	13,106,836
State Street	123,190	11,053,839
T. Rowe Price Group	87,735	6,510,814

		213,750,813

Chemicals–2.05%
Air Products & Chemicals	75,299	10,772,275
Albemarle	40,600	4,284,924
CF Industries Holdings	80,590	2,253,296
Dow Chemical	389,757	24,581,974
Eastman Chemical	52,227	4,386,546
Ecolab	90,959	12,074,807
EI du Pont de Nemours & Co.	302,360	24,403,476
FMC	46,801	3,418,813
International Flavors & Fragrances	28,420	3,836,700
LyondellBasell Industries Class A	115,760	9,768,986
Monsanto	152,152	18,008,711
Mosaic	123,247	2,813,729
PPG Industries	89,956	9,891,562
Praxair	98,984	13,120,329
Sherwin-Williams	28,016	9,832,495

		153,448,623

Commercial Services & Supplies–0.29%
Cintas	31,808	4,009,080
Republic Services	81,337	5,183,607
†Stericycle	29,701	2,266,780
Waste Management	144,471	10,596,948

		22,056,415

Communications Equipment–0.95%
Cisco Systems	1,748,824	54,738,191
†F5 Networks	23,296	2,959,990
Harris	43,458	4,740,399
Juniper Networks	127,104	3,543,660
Motorola Solutions	57,102	4,953,027

		70,935,267

Construction & Engineering–0.09%
Fluor	51,837	2,373,098
Jacobs Engineering Group	45,834	2,492,911
†Quanta Services	51,987	1,711,412

		6,577,421

Construction Materials–0.15%
Martin Marietta Materials	22,900	5,097,082
Vulcan Materials	46,963	5,949,273

		11,046,355

Consumer Finance–0.73%
American Express	267,250	22,513,140
Capital One Financial	167,430	13,833,067

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	136,511	$8,489,619
Navient	109,964	1,830,901
Synchrony Financial	271,568	8,098,158

		54,764,885

Containers & Packaging–0.32%
Avery Dennison	31,943	2,822,803
Ball	124,556	5,257,509
International Paper	142,101	8,044,338
Sealed Air	69,297	3,101,734
WestRock	86,218	4,885,112

		24,111,496

Distributors–0.11%
Genuine Parts	53,641	4,975,739
†LKQ	109,600	3,611,320

		8,587,059

Diversified Consumer Services–0.03%
H&R Block	74,314	2,297,046

		2,297,046

Diversified Financial Services–1.54%
†Berkshire Hathaway Class B	664,969	112,625,800
Leucadia National	111,225	2,909,646

		115,535,446

Diversified Telecommunication Services–2.07%
AT&T	2,151,335	81,169,870
CenturyLink	187,603	4,479,960
†Level 3 Communications	104,700	6,208,710
Verizon Communications	1,420,558	63,442,120

		155,300,660

Electric Utilities–1.92%
Alliant Energy	82,000	3,293,940
American Electric Power	174,578	12,127,934
Duke Energy	239,448	20,015,458
Edison International	114,304	8,937,430
Entergy	63,372	4,865,068
Eversource Energy	111,174	6,749,374
Exelon	327,956	11,829,373
FirstEnergy	147,706	4,307,107
NextEra Energy	162,458	22,765,240
PG&E	174,473	11,579,773
Pinnacle West Capital	39,983	3,404,952
PPL	240,298	9,289,921
Southern	340,426	16,299,597
Xcel Energy	177,477	8,142,645

		143,607,812

Electrical Equipment–0.55%
Acuity Brands	15,700	3,191,496
AMETEK	83,000	5,027,310

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton	156,517	$12,181,718
Emerson Electric	223,030	13,297,049
Rockwell Automation	44,290	7,173,208

		40,870,781

Electronic Equipment, Instruments & Components–0.39%
Amphenol Class A	109,832	8,107,798
Corning	329,260	9,894,263
FLIR Systems	49,450	1,713,937
TE Connectivity	123,011	9,678,505

		29,394,503

Energy Equipment & Services–0.87%
Baker Hughes, a GE company	149,997	8,176,336
Halliburton	304,837	13,019,588
Helmerich & Payne	38,008	2,065,355
National Oilwell Varco	135,690	4,469,629
Schlumberger	484,373	31,891,118
†TechnipFMC	169,316	4,605,395
†Transocean	119,500	983,485

		65,210,906

Equity Real Estate Investment Trusts–2.78%
Alexandria Real Estate Equities	31,100	3,746,617
American Tower	147,903	19,570,525
Apartment Investment & Management	56,213	2,415,473
AvalonBay Communities	48,548	9,329,469
Boston Properties	55,212	6,792,180
Crown Castle International	127,865	12,809,516
Digital Realty Trust	52,400	5,918,580
Equinix	27,142	11,648,261
Equity Residential	128,742	8,475,086
Essex Property Trust	23,600	6,071,572
Extra Space Storage	43,800	3,416,400
Federal Realty Investment Trust	24,600	3,109,194
Four Corners Property Trust	1	25
GGP	208,500	4,912,260
HCP	166,323	5,315,683
Host Hotels & Resorts	265,751	4,855,271
Iron Mountain	89,100	3,061,476
Kimco Realty	143,945	2,641,391
Macerich	42,410	2,462,325
Mid-America Apartment Communities	41,100	4,331,118
Prologis	185,389	10,871,211
Public Storage	51,751	10,791,636
Realty Income	91,000	5,021,380
Regency Centers	52,100	3,263,544
Simon Property Group	108,948	17,623,428
SL Green Realty	34,900	3,692,420
UDR	93,300	3,635,901
Ventas	119,495	8,302,513
Vornado Realty Trust	60,774	5,706,679
Welltower	126,101	9,438,660

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser	266,507	$8,927,985

		208,157,779

Food & Staples Retailing–1.83%
Costco Wholesale	152,048	24,317,037
CVS Health	359,121	28,894,876
Kroger	326,946	7,624,381
Sysco	174,118	8,763,359
Walgreens Boots Alliance	297,662	23,309,911
Wal-Mart Stores	516,995	39,126,182
Whole Foods Market	116,000	4,884,760

		136,920,506

Food Products–1.32%
Archer-Daniels-Midland	199,123	8,239,710
Campbell Soup	62,850	3,277,627
Conagra Brands	149,152	5,333,676
General Mills	205,112	11,363,205
Hershey	50,030	5,371,721
Hormel Foods	94,272	3,215,618
JM Smucker	40,147	4,750,594
Kellogg	89,577	6,222,018
Kraft Heinz	207,224	17,746,663
McCormick & Co.	41,319	4,029,016
Mondelez International	537,108	23,197,695
Tyson Foods Class A	102,550	6,422,707

		99,170,250

Health Care Equipment & Supplies–2.76%
Abbott Laboratories	598,780	29,106,696
†Align Technology	26,000	3,903,120
Baxter International	169,322	10,250,754
Becton Dickinson & Co.	78,801	15,374,863
†Boston Scientific	479,187	13,283,064
Cooper	17,600	4,213,792
CR Bard	25,237	7,977,668
Danaher	211,501	17,848,569
DENTSPLY SIRONA	82,775	5,367,131
†Edwards Lifesciences	72,916	8,621,588
†Hologic	88,400	4,011,592
†IDEXX Laboratories	32,300	5,213,866
†Intuitive Surgical	12,823	11,994,250
Medtronic	478,096	42,431,020
Stryker	107,812	14,962,149
†Varian Medical Systems	32,432	3,346,658
Zimmer Biomet Holdings	69,290	8,896,836

		206,803,616

Health Care Providers & Services–2.74%
Aetna	116,044	17,618,960
AmerisourceBergen	59,278	5,603,549
Anthem	91,488	17,211,637
Cardinal Health	113,561	8,848,673

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene	60,800	$4,856,704
Cigna	89,056	14,907,084
†DaVita	56,628	3,667,229
†Envision Healthcare	42,500	2,663,475
†Express Scripts Holding	206,932	13,210,539
†HCA Healthcare	101,100	8,815,920
†Henry Schein	27,700	5,069,654
Humana	50,232	12,086,824
†Laboratory Corp. of America Holdings	34,947	5,386,731
McKesson	73,487	12,091,551
Patterson	30,024	1,409,627
Quest Diagnostics	47,611	5,292,439
UnitedHealth Group	337,446	62,569,237
Universal Health Services Class B	32,000	3,906,560

		205,216,393

Health Care Technology–0.09%
†Cerner	104,129	6,921,455

		6,921,455

Hotels, Restaurants & Leisure–1.72%
Carnival	144,991	9,507,060
†Chipotle Mexican Grill	10,422	4,336,594
Darden Restaurants	40,630	3,674,577
Hilton Worldwide Holdings	70,700	4,372,795
Marriott International Class A	110,827	11,117,056
McDonald’s	286,418	43,867,781
Royal Caribbean Cruises	57,600	6,291,648
Starbucks	506,406	29,528,534
Wyndham Worldwide	38,873	3,903,238
Wynn Resorts	28,350	3,802,302
Yum Brands	117,524	8,668,570

		129,070,155

Household Durables–0.46%
DR Horton	116,474	4,026,506
Garmin	42,324	2,159,794
Leggett & Platt	48,336	2,539,090
Lennar	62,643	3,340,125
†Mohawk Industries	21,700	5,244,673
Newell Brands	166,803	8,943,977
PulteGroup	106,741	2,618,357
Whirlpool	27,308	5,232,759

		34,105,281

Household Products–1.71%
Church & Dwight	93,000	4,824,840
Clorox	45,885	6,113,717
Colgate-Palmolive	309,052	22,910,025
Kimberly-Clark	124,431	16,065,286
Procter & Gamble	895,131	78,010,667

		127,924,535

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers–0.06%
AES	228,515	$2,538,802
NRG Energy	118,655	2,043,239

		4,582,041

Industrial Conglomerates–2.26%
3M	209,371	43,588,948
General Electric	3,054,883	82,512,390
Honeywell International	265,272	35,358,105
Roper Technologies	35,164	8,141,521

		169,600,964

Insurance–2.72%
Aflac	141,311	10,977,038
Allstate	127,572	11,282,468
American International Group	307,544	19,227,651
Aon	93,396	12,416,998
Arthur J. Gallagher & Co.	63,400	3,629,650
Assurant	19,716	2,044,352
Chubb	161,746	23,514,633
Cincinnati Financial	52,875	3,830,794
Everest Re Group	14,100	3,589,719
Hartford Financial Services Group	130,289	6,849,293
ÞLincoln National	82,636	5,584,541
Loews	96,708	4,526,901
Marsh & McLennan	178,869	13,944,627
MetLife	382,015	20,987,904
Principal Financial Group	95,833	6,140,020
Progressive	207,718	9,158,287
Prudential Financial	149,325	16,148,005
Torchmark	38,379	2,935,993
Travelers	98,506	12,463,964
Unum Group	80,911	3,772,880
Willis Towers Watson	46,073	6,701,779
XL Group	96,942	4,246,060

		203,973,557

Internet & Direct Marketing Retail–2.62%
†Amazon.com	138,658	134,220,944
Expedia	41,749	6,218,514
†Netflix	149,200	22,291,972
†Priceline Group	17,175	32,126,181
†TripAdvisor	39,134	1,494,919

		196,352,530

Internet Software & Services–4.48%
†Akamai Technologies	62,403	3,108,293
†Alphabet Class A	104,020	96,705,314
†Alphabet Class C	104,498	94,960,468
†eBay	360,544	12,590,196
†Facebook Class A	828,200	125,041,636
†VeriSign	31,387	2,917,736

		335,323,643

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–3.75%
Accenture Class A	215,767	$26,686,063
Alliance Data Systems	20,800	5,339,152
Automatic Data Processing	156,668	16,052,203
Cognizant Technology Solutions Class A	210,416	13,971,622
CSRA	49,285	1,564,799
DXC Technology	99,450	7,629,804
Fidelity National Information Services	113,589	9,700,501
†Fiserv	75,112	9,189,202
†Gartner	31,500	3,890,565
Global Payments	55,226	4,988,012
International Business Machines	301,463	46,374,053
Mastercard Class A	331,320	40,238,814
Paychex	114,576	6,523,957
†PayPal Holdings	389,744	20,917,560
Total System Services	58,068	3,382,461
Visa Class A	650,628	61,015,894
Western Union	173,887	3,312,547

		280,777,209

Leisure Products–0.09%
Hasbro	39,684	4,425,163
Mattel	118,368	2,548,463

		6,973,626

Life Sciences Tools & Services–0.71%
Agilent Technologies	117,037	6,941,464
†Illumina	51,400	8,918,928
†Mettler-Toledo International	9,100	5,355,714
PerkinElmer	39,675	2,703,455
Thermo Fisher Scientific	137,353	23,963,978
†Waters	29,216	5,371,069

		53,254,608

Machinery–1.53%
Caterpillar	203,281	21,844,576
Cummins	54,529	8,845,694
Deere & Co.	102,500	12,667,975
Dover	55,851	4,480,367
Flowserve	47,884	2,223,254
Fortive	108,600	6,879,810
Illinois Tool Works	109,619	15,702,922
Ingersoll-Rand	89,175	8,149,703
PACCAR	123,955	8,185,988
Parker-Hannifin	47,582	7,604,555
Pentair	58,794	3,912,153
Snap-on	20,375	3,219,250
Stanley Black & Decker	52,040	7,323,589
Xylem	63,873	3,540,480

		114,580,316

Media–2.97%
CBS Class B	131,403	8,380,883

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Charter Communications Class A	75,300	$25,364,805
Comcast Class A	1,660,744	64,636,156
†Discovery Communications Class A	52,143	1,346,854
†Discovery Communications Class C	78,143	1,969,985
†DISH Network Class A	79,100	4,964,316
Interpublic Group	135,580	3,335,268
News Class A	135,890	1,861,693
News Class B	38,200	540,530
Omnicom Group	84,597	7,013,091
Scripps Networks Interactive Class A	33,553	2,292,005
Time Warner	268,233	26,933,276
Twenty-First Century Fox Class A	366,957	10,399,561
Twenty-First Century Fox Class B	176,200	4,910,694
Viacom Class B	123,923	4,160,095
Walt Disney	510,090	54,197,063

		222,306,275

Metals & Mining–0.24%
†Freeport-McMoRan	434,961	5,223,882
Newmont Mining	186,932	6,054,727
Nucor	111,943	6,478,141

		17,756,750

Multiline Retail–0.39%
Dollar General	89,729	6,468,564
†Dollar Tree	83,683	5,851,115
Kohl’s	63,403	2,451,794
Macy’s	112,117	2,605,599
Nordstrom	40,611	1,942,424
Target	194,638	10,177,621

		29,497,117

Multi-Utilities–1.00%
Ameren	85,201	4,657,939
CenterPoint Energy	150,835	4,129,862
CMS Energy	96,538	4,464,883
Consolidated Edison	105,312	8,511,316
Dominion Energy	217,710	16,683,117
DTE Energy	62,092	6,568,713
NiSource	110,795	2,809,761
Public Service Enterprise Group	174,889	7,521,976
SCANA	49,706	3,330,799
Sempra Energy	86,588	9,762,797
WEC Energy Group	110,658	6,792,188

		75,233,351

Oil, Gas & Consumable Fuels–5.00%
Anadarko Petroleum	197,727	8,964,942
Apache	135,726	6,505,347
Cabot Oil & Gas	168,696	4,230,896
†Chesapeake Energy	270,105	1,342,422
Chevron	662,834	69,153,471
Cimarex Energy	33,700	3,168,137

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Concho Resources	51,000	$6,198,030
ConocoPhillips	430,710	18,934,012
Devon Energy	186,614	5,966,050
EOG Resources	200,402	18,140,389
EQT	62,607	3,668,144
Exxon Mobil	1,484,710	119,860,638
Hess	96,620	4,238,719
Kinder Morgan	666,381	12,767,860
Marathon Oil	302,129	3,580,229
Marathon Petroleum	182,720	9,561,738
Murphy Oil	58,565	1,501,021
†Newfield Exploration	73,397	2,088,879
Noble Energy	151,585	4,289,855
Occidental Petroleum	265,498	15,895,365
ONEOK	133,177	6,946,512
Phillips 66	156,971	12,979,932
Pioneer Natural Resources	59,514	9,497,244
Range Resources	59,106	1,369,486
Tesoro	52,961	4,957,150
Valero Energy	156,845	10,580,764
Williams	282,218	8,545,561

		374,932,793

Personal Products–0.14%
Coty Class A	173,568	3,256,130
Estee Lauder Class A	78,567	7,540,861

		10,796,991

Pharmaceuticals–4.91%
Allergan	117,203	28,490,877
Bristol-Myers Squibb	581,726	32,413,773
Eli Lilly & Co.	337,952	27,813,450
Johnson & Johnson	943,881	124,866,017
†Mallinckrodt	36,300	1,626,603
Merck & Co.	960,581	61,563,636
†Mylan	164,905	6,401,612
Perrigo	52,151	3,938,444
Pfizer	2,083,948	69,999,813
Zoetis	170,921	10,662,052

		367,776,277

Professional Services–0.30%
Equifax	42,618	5,856,566
†IHS Markit	111,100	4,892,844
Nielsen Holdings	120,300	4,650,798
Robert Half International	47,717	2,287,076
†Verisk Analytics Class A	55,000	4,640,350

		22,327,634

Real Estate Management & Development–0.05%
†CBRE Group Class A	98,176	3,573,606

		3,573,606

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–0.91%
CSX	325,304	$17,748,586
JB Hunt Transport Services	32,400	2,960,712
Kansas City Southern	38,738	4,053,932
Norfolk Southern	101,232	12,319,934
Union Pacific	282,402	30,756,402

		67,839,566

Semiconductors & Semiconductor Equipment–3.30%
†Advanced Micro Devices	270,100	3,370,848
Analog Devices	128,456	9,993,877
Applied Materials	375,053	15,493,439
Broadcom	140,485	32,740,029
Intel	1,650,928	55,702,311
KLA-Tencor	56,221	5,144,784
Lam Research	56,750	8,026,153
Microchip Technology	77,303	5,966,246
†Micron Technology	365,859	10,924,550
NVIDIA	206,210	29,809,718
†Qorvo	46,100	2,919,052
QUALCOMM	513,924	28,378,883
Skyworks Solutions	66,900	6,419,055
Texas Instruments	347,724	26,750,407
Xilinx	88,755	5,708,722

		247,348,074

Software–4.72%
Activision Blizzard	237,000	13,644,090
†Adobe Systems	172,800	24,440,832
†ANSYS	29,400	3,577,392
†Autodesk	69,703	7,027,456
CA	112,419	3,875,083
†Citrix Systems	56,456	4,492,768
†Electronic Arts	104,479	11,045,520
Intuit	86,240	11,453,534
Microsoft	2,702,588	186,289,391
Oracle	1,043,678	52,330,015
†Red Hat	61,803	5,917,637
†salesforce.com	229,336	19,860,498
Symantec	215,525	6,088,581
†Synopsys	52,800	3,850,704

		353,893,501

Specialty Retail–2.20%
Advance Auto Parts	25,800	3,008,022
†AutoNation	26,206	1,104,845
†AutoZone	9,927	5,662,956
Bed Bath & Beyond	52,026	1,581,590
Best Buy	97,877	5,611,288
†CarMax	67,709	4,269,730
Foot Locker	49,100	2,419,648
Gap	75,150	1,652,549
Home Depot	418,685	64,226,279
L Brands	85,443	4,604,523

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Lowe’s	302,497	$23,452,592
†O’Reilly Automotive	32,657	7,143,392
Ross Stores	137,226	7,922,057
Signet Jewelers	25,100	1,587,324
Staples	224,535	2,261,067
Tiffany & Co.	39,515	3,709,273
TJX	226,446	16,342,608
Tractor Supply	47,700	2,585,817
†Ulta Beauty	20,800	5,976,672

		165,122,232

Technology Hardware, Storage & Peripherals–4.03%
Apple	1,827,489	263,194,964
Hewlett Packard Enterprise	577,976	9,588,622
HP	592,676	10,359,976
NetApp	99,243	3,974,682
Seagate Technology	103,772	4,021,165
Western Digital	99,034	8,774,412
Xerox	74,696	2,146,023

		302,059,844

Textiles, Apparel & Luxury Goods–0.69%
Coach	96,734	4,579,388
Hanesbrands	141,900	3,286,404
†Michael Kors Holdings	59,400	2,153,250
NIKE Class B	464,768	27,421,312
PVH	28,933	3,312,829
Ralph Lauren	21,272	1,569,874
†Under Armour Class A	63,800	1,388,288
†Under Armour Class C	64,252	1,295,320
VF	116,652	6,719,155

		51,725,820

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.77%
Altria Group	679,301	$50,587,545
Philip Morris International	540,416	63,471,859
Reynolds American	287,302	18,686,122

		132,745,526

Trading Companies & Distributors–0.15%
Fastenal	99,403	4,327,013
†United Rentals	30,300	3,415,113
WW Grainger	19,653	3,547,956

		11,290,082

Water Utilities–0.07%
American Water Works	63,900	4,981,005

		4,981,005

Total Common Stock (Cost $4,210,640,088)		7,282,746,653

MONEY MARKET FUND–2.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	200,984,144	200,984,144

Total Money Market Fund (Cost $200,984,144)		200,984,144

	Principal Amount°

SHORT-TERM INVESTMENT–0.15%
≠U.S. Treasury Obligations–0.15%
U.S. Treasury Bill
¥0.661% 8/3/17	11,395,000	11,386,682

Total Short-Term Investment (Cost $11,387,845)		11,386,682

TOTAL VALUE OF SECURITIES–100.02% (Cost $4,423,012,077)	7,495,117,479
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(1,803,766)

NET ASSETS APPLICABLE TO 440,948,676 SHARES OUTSTANDING–100.00%	$7,493,313,713

NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($6,366,171,240 / 374,543,584 Shares)	$16.997

NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,127,142,473 / 66,405,092 Shares)	$16.974

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$4,305,566,550
Undistributed net investment income	65,983,108
Accumulated net realized gain on investments	50,791,272
Net unrealized appreciation of investments and derivatives	3,070,972,783

TOTAL NET ASSETS	$7,493,313,713

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

†	Non-income producing for the period.

«

Includes $1,214,879 cash collateral held at broker for futures contracts, $3,134,035 payable for securities purchased, $8,134,066 payable for fund shares redeemed, and $1,524,275 due to manager and affiliates as of June 30, 2017.

Þ	Considered an affiliated investment. See Note 2 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
1,828	E-mini S&P 500 Index	$222,402,879	$221,270,260	9/18/17	$(1,132,619)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$75,317,760
Dividends from affiliated investments	47,929
Interest	38,452

75,404,141

EXPENSES:
Management fees	6,057,444
Distribution fees-Service Class	1,356,069
Accounting and administration expenses	897,977
Index fees	365,684
Shareholder servicing fees	357,013
Reports and statements to shareholders	125,643
Trustees’ fees and expenses	97,658
Professional fees	89,276
Custodian fees	35,034
Consulting fees	8,669
Pricing fees	1,115
Other	39,368

9,430,950
Less:
Management fees waived	(9,917)

Total operating expenses	9,421,033

NET INVESTMENT INCOME	65,983,108

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Sale of investments in unaffiliated investments	73,657,006
Futures contracts	7,330,931

Net realized gain	80,987,937

Net change in unrealized appreciation (depreciation) of:
Investments	489,464,156
Futures contracts	(1,255,660)

Net change in unrealized appreciation (depreciation)	488,208,496

NET REALIZED AND UNREALIZED GAIN	569,196,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$635,179,541

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$65,983,108	$125,887,808
Net realized gain	80,987,937	89,049,817
Net change in unrealized appreciation (depreciation)	488,208,496	540,933,500

Net increase in net assets resulting from operations	635,179,541	755,871,125

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(118,669,518)
Service Class	—	(17,699,207)
Net realized gain on investments:
Standard Class	—	(79,312,836)
Service Class	—	(13,563,311)

	—	(229,244,872)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	381,233,616	655,142,911
Service Class	86,762,536	133,394,921
Reinvestment of dividends and distributions:
Standard Class	—	197,982,353
Service Class	—	31,262,519

	467,996,152	1,017,782,704

Cost of shares redeemed:
Standard Class	(554,556,590)	(873,579,589)
Service Class	(87,776,202)	(164,969,226)

	(642,332,792)	(1,038,548,815)

Decrease in net assets derived from capital share transactions	(174,336,640)	(20,766,111)

NET INCREASE IN NET ASSETS	460,842,901	505,860,142
NET ASSETS:
Beginning of period	7,032,470,812	6,526,610,670

End of period	$7,493,313,713	$7,032,470,812

Undistributed net investment income	$65,983,108	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$15.562	$14.395	$14.651	$13.259	$10.191	$8.896

Income (loss) from investment operations:
Net investment income[2]	0.153	0.284	0.288	0.243	0.220	0.202
Net realized and unrealized gain (loss)	1.282	1.399	(0.121)	1.538	3.038	1.189

Total from investment operations	1.435	1.683	0.167	1.781	3.258	1.391

Less dividends and distributions from:
Net investment income	—	(0.307)	(0.284)	(0.275)	(0.190)	(0.096)
Net realized gain	—	(0.209)	(0.139)	(0.114)	—	—

Total dividends and distributions	—	(0.516)	(0.423)	(0.389)	(0.190)	(0.096)

Net asset value, end of period	$16.997	$15.562	$14.395	$14.651	$13.259	$10.191

Total return[3]	9.22%	11.76%	1.17%	13.43%	32.00%	15.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,366,171	$5,998,455	$5,567,596	$5,672,744	$5,143,799	$2,396,852
Ratio of expenses to average net assets	0.22%	0.21%	0.21%	0.21%	0.23%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.22%	0.21%	0.21%	0.21%	0.23%	0.25%
Ratio of net investment income to average net assets	1.87%	1.92%	1.95%	1.74%	1.84%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	1.92%	1.95%	1.74%	1.84%	2.04%
Portfolio turnover	1%	4%	10%	11%	8%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$15.560	$14.396	$14.653	$13.263	$10.196	$8.901

Income (loss) from investment operations:
Net investment income[2]	0.132	0.247	0.251	0.208	0.190	0.177
Net realized and unrealized gain (loss)	1.282	1.396	(0.122)	1.536	3.037	1.189

Total from investment operations	1.414	1.643	0.129	1.744	3.227	1.366

Less dividends and distributions from:
Net investment income	—	(0.270)	(0.247)	(0.240)	(0.160)	(0.071)
Net realized gain	—	(0.209)	(0.139)	(0.114)	—	—

Total dividends and distributions	—	(0.479)	(0.386)	(0.354)	(0.160)	(0.071)

Net asset value, end of period	$16.974	$15.560	$14.396	$14.653	$13.263	$10.196

Total return[3]	9.09%	11.48%	0.92%	13.15%	31.68%	15.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,127,143	$1,034,016	$959,015	$956,395	$926,536	$528,207
Ratio of expenses to average net assets	0.47%	0.46%	0.46%	0.46%	0.48%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.46%	0.46%	0.46%	0.48%	0.50%
Ratio of net investment income to average net assets	1.62%	1.67%	1.70%	1.49%	1.59%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.62%	1.67%	1.70%	1.49%	1.59%	1.79%
Portfolio turnover	1%	4%	10%	11%	8%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc., and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”), which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. For foreign securities, these changes are included in the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC. The fee is calculated daily and paid monthly.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$204,564
Legal	49,375

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $88,392 for the six months ended June 30, 2017.

LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,026,245
Distribution fees payable to LFD	232,272
Shareholder servicing fees payable to Lincoln Life	177,366
Printing and mailing fees payable to Lincoln Life	88,392

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
Lincoln National	$5,476,288	$—	$—	$—	$108,253	$5,584,541	$47,929	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$92,429,589
Sales	325,341,910

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,423,012,077

Aggregate unrealized appreciation	$3,184,572,502
Aggregate unrealized depreciation	(112,467,100)

Net unrealized appreciation	$3,072,105,402

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$7,282,746,653	$—	$7,282,746,653
Money Market Fund	200,984,144	—	200,984,144
Short-Term Investment	—	11,386,682	11,386,682

Total Investments	$7,483,730,797	$11,386,682	$7,495,117,479

Derivatives:
Liabilities:
Futures Contracts	$(1,132,619)	$—	$(1,132,619)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	22,812,464	44,243,206
Service Class	5,283,630	9,022,248
Shares reinvested:
Standard Class	—	12,840,124
Service Class	—	2,031,031

	28,096,094	68,136,609

Shares redeemed:
Standard Class	(33,730,808)	(58,398,420)
Service Class	(5,333,903)	(11,216,144)

	(39,064,711)	(69,614,564)

Net decrease	(10,968,617)	(1,477,955)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(1,132,619)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$7,330,931	$(1,255,660)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$105,744,114	$—

At June 30, 2017, the Fund pledged U.S. Treasury obligations with a value of $11,386,682 as collateral for futures contracts.

6. Credit and Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA S&P 500 Index Fund–19

LVIP SSGA Small-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA Small-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,048.10	0.38%	$1.93
Service Class Shares	1,000.00	1,046.90	0.63%	3.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	94.76%
Aerospace & Defense	1.35%
Air Freight & Logistics	0.29%
Airlines	0.30%
Auto Components	1.15%
Automobiles	0.05%
Banks	9.94%
Beverages	0.23%
Biotechnology	5.11%
Building Products	1.17%
Capital Markets	1.24%
Chemicals	2.03%
Commercial Services & Supplies	2.34%
Communications Equipment	1.82%
Construction & Engineering	1.14%
Construction Materials	0.22%
Consumer Finance	0.57%
Containers & Packaging	0.12%
Distributors	0.08%
Diversified Consumer Services	0.84%
Diversified Financial Services	0.10%
Diversified Telecommunication Services	0.70%
Electric Utilities	1.05%
Electrical Equipment	0.65%
Electronic Equipment, Instruments & Components	2.71%
Energy Equipment & Services	1.30%
Equity Real Estate Investment Trusts	6.66%
Food & Staples Retailing	0.50%
Food Products	1.18%
Gas Utilities	1.19%
Health Care Equipment & Supplies	3.59%
Health Care Providers & Services	2.05%
Health Care Technology	0.78%
Hotels, Restaurants & Leisure	3.16%
Household Durables	1.41%
Household Products	0.26%
Independent Power & Renewable Electricity Producers	0.41%
Industrial Conglomerates	0.06%
Insurance	2.36%
Internet & Direct Marketing Retail	0.51%
Internet Software & Services	2.81%
IT Services	1.95%
Leisure Products	0.36%
Life Sciences Tools & Services	0.80%
Machinery	3.36%
Marine	0.11%
Media	1.30%
Metals & Mining	1.24%

Security Type/Sector	Percentage of Net Assets

Mortgage Real Estate Investment Trusts	0.84%
Multiline Retail	0.34%
Multi-Utilities	0.49%
Oil, Gas & Consumable Fuels	1.79%
Paper & Forest Products	0.56%
Personal Products	0.16%
Pharmaceuticals	1.91%
Professional Services	1.20%
Real Estate Management & Development	0.48%
Road & Rail	0.65%
Semiconductors & Semiconductor Equipment	2.94%
Software	3.46%
Specialty Retail	2.04%
Technology Hardware, Storage & Peripherals	0.58%
Textiles, Apparel & Luxury Goods	0.72%
Thrift & Mortgage Finance	2.17%
Tobacco	0.19%
Trading Companies & Distributors	1.23%
Water Utilities	0.35%
Wireless Telecommunication Services	0.11%
Rights	0.03%
Warrants	0.00%
Money Market Fund	5.30%
Short-Term Investments	0.26%
Total Value of Securities	100.35%
Liabilities Net of Receivables and Other Assets	(0.35%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Kite Pharma	0.25%
Gramercy Property Trust	0.22%
Catalent	0.22%
Fair Isaac	0.22%
IDACORP	0.22%
PAREXEL International	0.21%
HealthSouth	0.21%
Medidata Solutions	0.21%
Bluebird Bio	0.21%
WGL Holdings	0.21%
Total	2.18%

IT–Information Technology

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–94.76%
Aerospace & Defense–1.35%
AAR	24,598	$855,026
†Aerojet Rocketdyne Holdings	51,368	1,068,454
†Aerovironment	14,981	572,274
†Astronics	16,922	515,613
†Axon Enterprise	39,145	984,105
Cubic	18,817	871,227
Curtiss-Wright	33,444	3,069,490
†DigitalGlobe	47,366	1,577,288
†Ducommun	7,300	230,534
†Engility Holdings	13,300	377,720
†Esterline Technologies	19,422	1,841,206
†KeyW Holding	36,608	342,285
†KLX	39,700	1,985,000
†Kratos Defense & Security Solutions	54,550	647,509
†Mercury Systems	34,651	1,458,461
†Moog Class A	23,981	1,719,917
National Presto Industries	3,372	372,606
†Sparton	6,583	144,760
Triumph Group	36,900	1,166,040
†Vectrus	9,000	290,880
†Wesco Aircraft Holdings	39,520	428,792

		20,519,187

Air Freight & Logistics–0.29%
†Air Transport Services Group	35,876	781,379
†Atlas Air Worldwide Holdings	18,220	950,173
†Echo Global Logistics	21,191	421,701
Forward Air	22,339	1,190,222
†Hub Group Class A	25,144	964,272
†Radiant Logistics	22,700	122,126

		4,429,873

Airlines–0.30%
Allegiant Travel	9,884	1,340,270
†Hawaiian Holdings	39,725	1,865,089
SkyWest	37,592	1,319,479

		4,524,838

Auto Components–1.15%
†American Axle & Manufacturing Holdings	62,381	973,144
Cooper Tire & Rubber	41,617	1,502,374
†Cooper-Standard Holdings	13,000	1,311,310
Dana	112,272	2,507,034
†Dorman Products	19,873	1,644,888
†Fox Factory Holding	26,000	925,600
†Gentherm	27,206	1,055,593
†Horizon Global	17,270	247,997
LCI Industries	17,904	1,833,370
†Modine Manufacturing	35,764	591,894
†Motorcar Parts of America	13,400	378,416
†Shiloh Industries	6,500	76,310
Standard Motor Products	16,051	838,183

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Stoneridge	20,431	$314,842
Superior Industries International	18,607	382,374
Tenneco	40,977	2,369,700
Tower International	15,020	337,199
†VOXX International Class A	14,900	122,180

		17,412,408

Automobiles–0.05%
Winnebago Industries	23,373	818,055

		818,055

Banks–9.94%
1st Source	12,434	596,086
Access National	11,658	309,170
ACNB	5,200	158,600
†Allegiance Bancshares	7,200	275,760
American National Bankshares	5,995	221,515
Ameris Bancorp	27,779	1,338,948
Ames National	6,665	203,949
Arrow Financial	9,236	292,319
†Atlantic Capital Bancshares	15,500	294,500
Banc of California	36,338	781,267
BancFirst	5,793	559,604
Banco Latinoamericano de Exportacions	22,458	614,900
†Bancorp	38,247	289,912
BancorpSouth	65,131	1,986,495
Bank of Commerce Holdings	11,500	127,075
Bank of Marin Bancorp	4,349	267,681
Bank of NT Butterfield & Son	40,000	1,364,000
Bankwell Financial Group	5,000	156,150
Banner	24,519	1,385,569
Bar Harbor Bankshares	11,368	350,362
BCB Bancorp	7,000	107,100
Berkshire Hills Bancorp	25,765	905,640
Blue Hills Bancorp	17,853	319,569
Boston Private Financial Holdings	61,038	936,933
Bridge Bancorp	14,492	482,584
Brookline Bancorp	51,419	750,717
Bryn Mawr Bank	11,564	491,470
C&F Financial	2,800	131,320
†Cadence BanCorp	6,500	142,220
Camden National	11,155	478,661
Canadian Imperial Bank of Commerce	1	43
Capital Bank Financial	21,600	822,960
Capital City Bank Group	9,284	189,579
†Capstar Financial Holdings	6,400	113,536
Carolina Financial	9,800	316,736
Cathay General Bancorp	55,903	2,121,519
CenterState Banks of Florida	37,905	942,318
Central Pacific Financial	22,430	705,872
Central Valley Community Bancorp	7,600	168,416

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Century Bancorp Class A	2,361	$150,160
Chemical Financial	52,615	2,547,092
Chemung Financial	2,700	110,376
Citizens & Northern	8,361	194,477
City Holding	10,397	684,850
Civista Bancshares	7,400	154,512
CNB Financial	11,591	277,836
CoBiz Financial	29,653	515,962
Codorus Valley Bancorp	7,035	199,794
Columbia Banking System	43,683	1,740,768
Commerce Union Bancshares	5,100	121,737
Community Bank System	38,419	2,142,628
†Community Bankers Trust	15,900	131,175
Community Financial	2,900	111,650
Community Trust Bancorp	11,230	491,313
ConnectOne Bancorp	23,669	533,736
County Bancorp	4,200	100,800
†CU Bancorp	13,060	472,119
†Customers Bancorp	21,280	601,798
CVB Financial	75,959	1,703,760
DNB Financial	2,300	78,890
†Eagle Bancorp	22,909	1,450,140
Enterprise Bancorp	7,060	250,912
Enterprise Financial Services	16,738	682,910
†Equity Bancshares Class A	7,900	242,056
Evans Bancorp	3,400	135,830
Farmers & Merchants Bancorp	3,800	235,600
Farmers Capital Bank	6,300	242,865
Farmers National Banc	16,200	234,900
†FB Financial	5,000	180,950
†FCB Financial Holdings Class A	26,100	1,246,275
Fidelity Southern	14,015	320,383
Financial Institutions	9,388	279,762
First Bancorp (Maine)	8,211	222,190
First Bancorp (North Carolina)	18,185	568,463
†First BanCorp (Puerto Rico)	121,735	704,846
First Bancshares	6,300	173,880
First Busey	22,963	673,275
First Business Financial Services	5,800	133,864
First Citizens BancShares Class A	5,700	2,124,390
First Commonwealth Financial	71,839	910,919
First Community Bancshares	12,463	340,863
†First Community Financial Partners	11,800	152,220
First Connecticut Bancorp	8,828	226,438
First Financial	6,759	319,701
First Financial Bancorp	45,873	1,270,682
First Financial Bankshares	48,014	2,122,219
First Financial Northwest	3,600	58,068
†First Foundation	17,400	285,882
First Guaranty Bancshares	2,900	78,996
First Internet Bancorp	4,500	126,225
First Interstate BancSystem Class A	18,146	675,034

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Merchants	30,383	$1,219,574
First Mid-Illinois Bancshares	7,500	256,800
First Midwest Bancorp	75,855	1,768,180
†First Northwest Bancorp	9,600	151,392
First of Long Island	15,654	447,704
Flushing Financial	19,530	550,551
FNB Bancorp	3,900	107,094
†Franklin Financial Network	8,100	334,125
Fulton Financial	129,600	2,462,400
German American Bancorp	15,577	531,020
Glacier Bancorp	57,374	2,100,462
Great Southern Bancorp	7,870	421,045
Great Western Bancorp	44,400	1,811,964
†Green Bancorp	16,664	323,282
Guaranty Bancorp	17,468	475,130
Hancock Holding	62,464	3,060,736
Hanmi Financial	22,520	640,694
†HarborOne Bancorp	10,300	205,588
Heartland Financial USA	17,838	840,170
Heritage Commerce	26,838	369,828
Heritage Financial	23,355	618,907
Hilltop Holdings	56,349	1,476,907
Home BancShares	96,028	2,391,097
†HomeTrust Bancshares	10,977	267,839
Hope Bancorp	96,558	1,800,807
Horizon Bancorp	14,155	372,984
†Howard Bancorp	6,500	125,125
IBERIABANK	37,504	3,056,576
Independent Bank	13,509	293,821
Independent Bank (Massachusetts)	19,384	1,291,944
Independent Bank Group	13,100	779,450
International Bancshares	41,064	1,439,293
Investar Holding	6,100	139,690
Investors Bancorp	192,586	2,572,949
Lakeland Bancorp	31,778	599,015
Lakeland Financial	17,917	822,032
LCNB	7,700	154,000
LegacyTexas Financial Group	36,027	1,373,710
Live Oak Bancshares	15,300	370,260
Macatawa Bank	23,000	219,420
MainSource Financial Group	17,020	570,340
MB Financial	60,226	2,652,353
MBT Financial	15,500	150,350
Mercantile Bank	10,833	341,023
Middlefield Banc	1,900	95,760
Midland States Bancorp	11,400	382,128
MidSouth Bancorp	6,600	77,550
MidWestOne Financial Group	8,242	279,321
MutualFirst Financial	4,700	167,790
National Bank Holdings Class A	17,652	584,458
National Bankshares	5,608	228,806
†National Commerce	7,800	308,490

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
NBT Bancorp	31,739	$1,172,756
†Nicolet Bankshares	6,600	361,086
Northeast Bancorp	5,400	109,890
Northrim BanCorp	5,900	179,360
Norwood Financial	2,800	118,300
OFG Bancorp	31,588	315,880
Ohio Valley Banc	3,000	108,150
Old Line Bancshares	7,300	205,714
Old National Bancorp	99,817	1,721,843
Old Point Financial	2,700	88,776
Old Second Bancorp	24,600	284,130
Opus Bank	12,600	304,920
Orrstown Financial Services	6,400	146,240
Pacific Continental	15,880	405,734
†Pacific Mercantile Bancorp	13,300	117,040
†Pacific Premier Bancorp	29,102	1,073,864
†Paragon Commercial	3,100	162,657
Park National	9,976	1,034,711
Park Sterling	38,052	452,058
Parke Bancorp	4,200	94,080
Peapack Gladstone Financial	11,291	353,295
Penns Woods Bancorp	3,876	159,614
Peoples Bancorp	12,640	406,123
Peoples Bancorp of North Carolina	3,100	97,960
Peoples Financial Services	5,300	231,769
People’s Utah Bancorp	8,400	225,120
Preferred Bank	8,429	450,699
Premier Financial Bancorp	8,140	167,765
QCR Holdings	8,100	383,940
Renasant	32,908	1,439,396
Republic Bancorp Class A	7,530	268,821
†Republic First Bancorp	40,800	377,400
S&T Bancorp	25,456	912,852
Sandy Spring Bancorp	16,813	683,617
†Seacoast Banking Corp. of Florida	29,644	714,420
ServisFirst Bancshares	34,400	1,269,016
Shore Bancshares	10,900	179,305
Sierra Bancorp	8,220	201,801
Simmons First National Class A	21,941	1,160,679
†SmartFinancial	5,300	126,564
South State	21,491	1,841,779
†Southern First Bancshares	5,000	185,250
Southern National Bancorp of Virginia	13,300	234,080
Southside Bancshares	21,166	739,540
Southwest Bancorp	13,798	352,539
State Bank Financial	27,828	754,695
Sterling Bancorp	95,461	2,219,468
Stock Yards Bancorp	15,682	610,030
Stonegate Bank	9,581	442,451
Summit Financial Group	7,200	158,400
Sun Bancorp	6,881	169,617
†Sunshine Bancorp	5,500	117,205

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares	37,615	$2,911,401
Tompkins Financial	10,797	849,940
Towne Bank	41,890	1,290,212
TriCo Bancshares	14,853	522,083
†TriState Capital Holdings	14,700	370,440
†Triumph Bancorp	10,800	265,140
Trustmark	50,679	1,629,837
Two River Bancorp	5,400	100,386
UMB Financial	33,882	2,536,407
Umpqua Holdings	166,881	3,063,935
Union Bankshares Corp	32,431	1,099,411
Union Bankshares Inc.	3,400	161,500
United Bankshares	74,295	2,912,364
United Community Banks	52,556	1,461,057
United Security Bancshares	9,700	89,725
Unity Bancorp	5,700	98,040
Univest Corp. of Pennsylvania	17,420	521,729
Valley National Bancorp	194,899	2,301,757
†Veritex Holdings	10,600	279,098
Washington Trust Bancorp	10,975	565,761
WashingtonFirst Bankshares	7,350	253,796
WesBanco	31,255	1,235,823
West Bancorporation	12,373	292,621
Westamerica Bancorporation	18,481	1,035,675
Wintrust Financial	41,207	3,149,863
†Xenith Bankshares	5,205	161,667

		150,771,227

Beverages–0.23%
†Boston Beer Class A	6,616	874,304
†Castle Brands	64,500	110,940
Coca-Cola Bottling Consolidated	3,513	804,020
†Craft Brew Alliance	8,950	150,807
MGP Ingredients	9,200	470,764
National Beverage	9,067	848,309
†Primo Water	18,400	233,680

		3,492,824

Biotechnology–5.11%
†Abeona Therapeutics	18,000	115,200
†Acceleron Pharma	23,800	723,282
†Achaogen	21,500	467,195
†Achillion Pharmaceuticals	87,272	400,578
†Acorda Therapeutics	32,171	633,769
†Adamas Pharmaceuticals	11,600	202,884
†Aduro Biotech	26,000	296,400
†Advaxis	27,200	176,528
†Agenus	58,000	226,780
†Aimmune Therapeutics	26,100	536,616
†Akebia Therapeutics	24,700	354,939
†Alder Biopharmaceuticals	35,200	403,040
†AMAG Pharmaceuticals	25,129	462,374

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Amicus Therapeutics	106,400	$1,071,448
†AnaptysBio	5,200	124,436
†Anavex Life Sciences	27,000	143,640
†Ardelyx.	21,800	111,180
†Arena Pharmaceuticals	25,674	433,120
†Array BioPharma	127,433	1,066,614
†Asterias Biotherapeutics	12,000	42,600
†Atara Biotherapeutics	15,400	215,600
†Athersys	66,200	99,962
†Audentes Therapeutics	11,300	216,169
†AveXis	18,700	1,536,392
†Axovant Sciences	19,600	454,524
†Bellicum Pharmaceuticals	18,200	212,576
†BioCryst Pharmaceuticals	64,500	358,620
†Biohaven Pharmaceutical Holding	7,400	185,000
†BioSpecifics Technologies	3,700	183,187
†Biotime	49,144	154,804
†Bluebird Bio	30,800	3,235,540
†Blueprint Medicines	28,800	1,459,296
†Calithera Biosciences	22,700	337,095
†Cara Therapeutics	20,600	317,034
†Cascadian Therapeutics	25,500	94,733
†Catalyst Pharmaceuticals	53,100	146,556
†Celldex Therapeutics	79,540	196,464
†ChemoCentryx	12,745	119,293
†Chimerix	37,300	203,285
†Clovis Oncology	32,535	3,046,252
†Coherus Biosciences	28,000	401,800
†Conatus Pharmaceuticals	19,000	109,440
†Concert Pharmaceuticals	13,100	182,745
†Corbus Pharmaceuticals Holdings	32,900	207,270
†Corvus Pharmaceuticals	4,600	55,660
†Curis	71,200	134,568
†Cytokinetics	30,866	373,479
†CytomX Therapeutics	17,700	274,350
†Dynavax Technologies	31,857	307,420
†Eagle Pharmaceuticals	6,500	512,785
†Edge Therapeutics	9,800	100,548
†Editas Medicine	25,138	421,816
†Emergent BioSolutions	24,148	818,859
†Enanta Pharmaceuticals	11,400	410,172
†Epizyme	29,200	440,920
†Esperion Therapeutics	11,900	550,732
†Exact Sciences	82,550	2,919,793
†Fate Therapeutics	28,300	91,692
†FibroGen	44,700	1,443,810
†Five Prime Therapeutics	20,200	608,222
†Flexion Therapeutics	21,500	434,730
†Fortress Biotech	29,600	140,600
†Foundation Medicine	9,685	384,979
†Genocea Biosciences	21,300	111,186
†Genomic Health	12,877	419,146

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Geron	118,044	$326,982
†Global Blood Therapeutics	27,400	749,390
†Halozyme Therapeutic	81,643	1,046,663
†Heron Therapeutics	32,600	451,510
†Idera Pharmaceuticals	82,800	142,416
†Ignyta	37,100	383,985
†Immune Design	11,600	113,100
†ImmunoGen	69,093	491,251
†Immunomedics	76,926	679,257
†Infinity Pharmaceuticals	14,124	22,175
†Inovio Pharmaceuticals	49,000	384,160
†Insmed	47,300	811,668
†Insys Therapeutics	20,900	264,385
†Intellia Therapeutics	12,300	196,800
†Invitae	28,900	276,284
†Iovance Biotherapeutics	39,800	292,530
†Ironwood Pharmaceuticals	97,272	1,836,495
†Jounce Therapeutics	6,400	89,792
†Karyopharm Therapeutics	20,700	187,335
†Keryx Biopharmaceuticals	53,487	386,711
†Kindred Biosciences	15,600	134,160
†Kite Pharma	36,300	3,763,221
†Kura Oncology	10,600	98,580
†La Jolla Pharmaceutical	13,600	404,872
†Lexicon Pharmaceuticals	31,416	516,793
†Ligand Pharmaceuticals Class B	15,265	1,853,171
†Loxo Oncology	14,900	1,194,831
†MacroGenics	23,800	416,738
†Matinas BioPharma Holdings	39,200	66,248
†MediciNova	25,800	135,708
Merrimack Pharmaceuticals	85,270	105,735
†MiMedx Group	76,100	1,139,217
†Minerva Neurosciences	13,900	123,015
†Miragen Therapeutics	7,700	99,561
†Momenta Pharmaceuticals	54,482	920,746
†Myriad Genetics	50,600	1,307,504
†Nantkwest	17,100	129,789
†Natera	22,700	246,522
†NewLink Genetics	18,347	134,850
†Novavax	176,736	203,246
†Novelion Therapeutics	11,200	103,376
†Nymox Pharmaceutical	21,200	93,280
†Organovo Holdings	62,000	163,060
†Otonomy	20,900	393,965
PDL BioPharma	129,781	320,559
†Pieris Pharmaceuticals	25,500	129,030
†Portola Pharmaceuticals	36,800	2,067,056
†Progenics Pharmaceuticals	50,698	344,239
†Protagonist Therapeutics	7,200	81,432
†Prothena	29,200	1,580,304
†PTC Therapeutics	22,500	412,425
†Puma Biotechnology	21,300	1,861,620

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Ra Pharmaceuticals	7,100	$133,054
†Radius Health	27,600	1,248,348
†Recro Pharma	14,200	99,826
†REGENXBIO	18,900	373,275
†Repligen	25,225	1,045,324
†Retrophin	26,900	521,591
†Rigel Pharmaceuticals	105,574	288,217
†Sage Therapeutics	25,700	2,046,748
†Sangamo Biosciences	53,889	474,223
†Sarepta Therapeutics	38,100	1,284,351
†Selecta Biosciences	8,700	172,782
†Seres Therapeutics	15,500	175,150
†Spark Therapeutics	17,300	1,033,502
†Spectrum Pharmaceuticals	63,225	471,026
†Stemline Therapeutics	14,700	135,240
†Strongbridge Biopharma	4,640	33,176
†Syndax Pharmaceuticals	4,000	55,880
†Synergy Pharmaceuticals	155,654	692,660
†Syros Pharmaceuticals	9,300	149,637
†TG Therapeutics	34,700	348,735
†Tocagen	6,200	74,586
†Trevena	22,600	51,980
†Ultragenyx Pharmaceutical	28,900	1,794,979
†Vanda Pharmaceuticals	32,681	532,700
†VBI Vaccines	19,100	83,085
†Veracyte	12,100	100,793
†Versartis	23,900	417,055
†Voyager Therapeutics	9,100	81,536
†vTv Therapeutics Class A	11,300	56,161
†XBiotech	15,200	71,440
†Xencor	28,700	605,857
†ZIOPHARM Oncology	89,984	559,700

		77,512,086

Building Products–1.17%
AAON	30,217	1,113,496
Advanced Drainage Systems	25,800	518,580
†American Woodmark	10,375	991,331
Apogee Enterprises	21,247	1,207,679
†Armstrong Flooring	15,700	282,129
†Builders FirstSource	71,866	1,100,987
†Caesarstone	17,700	620,385
†Continental Building Products	29,300	682,690
†CSW Industrials	9,900	382,635
†Gibraltar Industries	23,561	839,950
Griffon	22,164	486,500
Insteel Industries	12,939	426,599
†Jeld-Wen Holding	18,800	610,248
†Masonite International	22,800	1,721,400
†NCI Building Systems	29,691	495,840
†Patrick Industries	12,314	897,075
†PGT	35,095	449,216

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Ply Gem Holdings	14,200	$254,890
Quanex Building Products	26,152	553,115
Simpson Manufacturing	31,189	1,363,271
†Trex	22,194	1,501,646
Universal Forest Products	14,870	1,298,300

		17,797,962

Capital Markets–1.24%
Arlington Asset Investment Class A	16,285	222,616
Artisan Partners Asset Management Class A	33,100	1,016,170
Associated Capital Group Class A	4,296	146,064
B. Riley Financial	11,723	217,462
Cohen & Steers	15,569	631,167
†Cowen Class A	21,208	344,630
Diamond Hill Investment Group	2,332	465,001
†Donnelley Financial Solutions	19,600	450,016
Evercore Partners Class A	30,892	2,177,886
Fifth Street Asset Management	5,200	25,220
Financial Engines	43,522	1,592,905
GAIN Capital Holdings	27,653	172,278
GAMCO Investors Class A	3,696	109,402
Greenhill & Co.	19,590	393,759
Hamilton Lane Class A	10,200	224,298
Houlihan Lokey	15,600	544,440
†INTL. FCStone	11,124	420,042
Investment Technology Group	24,142	512,776
†KCG Holdings Class A	29,956	597,323
†Ladenburg Thalmann Financial Services	83,408	203,516
Medley Management Class A	4,197	27,281
Moelis & Co. Class A	17,500	679,875
OM Asset Management	41,000	609,260
Oppenheimer Holdings Class A	9,302	152,553
Piper Jaffray	10,468	627,557
PJT Partners Class A	12,200	490,684
Pzena Investment Management Class A	10,210	103,734
†Safeguard Scientifics	17,820	212,058
Silvercrest Asset Management Group Class A	6,100	82,045
†Stifel Financial	48,347	2,222,995
=Teton Advisors Class B	19	0
Virtu Financial Class A	16,500	291,225
Virtus Investment Partners	5,032	558,300
Waddell & Reed Financial Class A	59,500	1,123,360
Westwood Holdings Group	5,814	329,596
WisdomTree Investments	86,008	874,701

		18,852,195

Chemicals–2.03%
A Schulman	20,631	660,192

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Advanced Emissions Solutions	15,700	$143,812
†AdvanSix	22,300	696,652
†AgroFresh Solutions	19,100	137,138
American Vanguard	22,295	384,589
Balchem	23,707	1,842,271
Calgon Carbon	35,940	542,694
Chase	5,439	580,341
†Codexis	29,100	158,595
†Core Molding Technologies	5,500	118,855
†Ferro	62,087	1,135,571
†Flotek Industries	42,686	381,613
FutureFuel	17,708	267,214
†GCP Applied Technologies	53,300	1,625,650
Hawkins	6,959	322,550
HB Fuller	37,809	1,932,418
†Ingevity	32,000	1,836,800
Innophos Holdings	13,864	607,798
Innospec	17,704	1,160,497
†Intrepid Potash	70,300	158,878
KMG Chemicals	6,372	310,125
†Koppers Holdings	14,360	519,114
†Kraton	22,041	759,092
Kronos Worldwide	15,200	276,944
†LSB Industries	17,761	183,471
Minerals Technologies	26,064	1,907,885
†OMNOVA Solutions	30,940	301,665
PolyOne	63,264	2,450,847
Quaker Chemical	9,713	1,410,619
Rayonier Advanced Materials	29,900	470,028
Sensient Technologies	33,595	2,705,405
Stepan	14,670	1,278,344
†Trecora Resources	17,392	195,660
Tredegar	18,530	282,583
Trinseo	33,000	2,267,100
Tronox	47,300	715,176
Valhi	27,200	81,056

		30,809,242

Commercial Services & Supplies–2.34%
ABM Industries	41,923	1,740,643
†ACCO Brands	79,324	924,125
†Advanced Disposal Services	17,500	397,775
†Aqua Metals	9,300	116,715
†ARC Document Solutions	31,770	132,163
Brady Class A	34,337	1,164,024
Brink’s	33,857	2,268,419
†Casella Waste Systems	27,834	456,756
CECO Environmental	20,364	186,942
Covanta Holding	87,100	1,149,720
Deluxe	37,040	2,563,909
Ennis	18,660	356,406
Essendant	27,619	409,590

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Healthcare Services Group	53,081	$2,485,783
†Heritage-Crystal Clean	9,954	158,269
Herman Miller	44,987	1,367,605
HNI	34,075	1,358,570
†Hudson Technologies	27,200	229,840
†InnerWorkings	28,357	328,941
Interface Class A	48,321	949,508
Kimball International Class B	25,702	428,966
Knoll	35,882	719,434
LSC Communications	24,800	530,720
Matthews International Class A	24,010	1,470,613
McGrath RentCorp	17,440	603,947
Mobile Mini	33,166	990,005
MSA Safety	24,718	2,006,360
Multi-Color	9,792	799,027
†NL Industries	4,936	34,799
Quad/Graphics	24,623	564,359
RR Donnelley & Sons	52,100	653,334
†SP Plus	12,897	394,003
Steelcase Class A	64,334	900,676
†Team	20,697	485,345
Tetra Tech	43,491	1,989,713
U.S. Ecology	16,219	819,060
UniFirst	11,367	1,599,337
Viad	14,913	704,639
VSE	5,566	250,359
West	32,200	750,904

		35,441,303

Communications Equipment–1.82%
†Acacia Communications	13,700	568,139
ADTRAN	36,548	754,716
†Aerohive Networks	11,800	59,000
†Applied Optoelectronics	14,000	865,060
†CalAmp	26,272	534,110
†Calix	31,731	217,357
†Ciena	103,596	2,591,972
†Clearfield	8,300	109,560
Comtech Telecommunications	16,175	306,840
†Digi International	21,371	216,916
EMCORE	23,100	246,015
†Extreme Networks	75,445	695,603
†Finisar	81,167	2,108,719
†Harmonic	50,688	266,112
†Infinera	105,041	1,120,787
InterDigital	26,088	2,016,602
†KVH Industries	12,175	115,663
†Lumentum Holdings	45,300	2,584,365
†NETGEAR	24,334	1,048,795
†NetScout Systems	67,556	2,323,926
†Oclaro	123,000	1,148,820
Plantronics	24,951	1,305,187

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Quantenna Communications	15,700	$298,300
†ShoreTel	52,268	303,154
†Sonus Networks	35,602	264,879
†Ubiquiti Networks	19,429	1,009,725
†ViaSat	39,546	2,617,945
†Viavi Solutions	176,200	1,855,386

		27,553,653

Construction & Engineering–1.14%
†Aegion	25,828	565,117
†Ameresco Class A	19,021	146,462
Argan	9,951	597,060
Chicago Bridge & Iron	74,900	1,477,777
Comfort Systems USA	27,736	1,029,006
†Dycom Industries	23,029	2,061,556
EMCOR Group	43,777	2,862,140
Granite Construction	29,740	1,434,658
†Great Lakes Dredge & Dock	36,197	155,647
†Hc2 Holdings	25,030	147,176
†IES Holdings	6,800	123,420
KBR	106,900	1,627,018
†Layne Christensen	15,700	138,003
†MasTec	49,778	2,247,477
†MYR Group	10,894	337,932
†Northwest Pipe	7,100	115,446
†NV5 Holdings	5,900	250,750
†Orion Holdings Group	16,895	126,206
Primoris Services	29,838	744,160
†Sterling Construction	19,200	250,944
†Tutor Perini	27,083	778,636

		17,216,591

Construction Materials–0.22%
†Forterra	12,100	99,583
†Summit Materials Class A	79,429	2,293,115
United States Lime & Minerals	1,487	116,685
†US Concrete	10,600	832,630

		3,342,013

Consumer Finance–0.57%
†Elevate Credit	10,700	84,744
†Encore Capital Group	17,463	701,139
†Enova International	24,523	364,167
†EZCORP Class A	35,119	270,416
FirstCash	35,824	2,088,539
†Green Dot Class A	32,441	1,249,952
†LendingClub	247,400	1,363,174
Nelnet Class A	15,038	706,936
†PRA Group	34,623	1,312,212
†Regional Management	6,543	154,611
†World Acceptance	4,701	352,152

		8,648,042

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.12%
Greif Class A	19,100	$1,065,398
Greif Class B	4,500	271,800
Myers Industries	13,797	247,656
†UFP Technologies	5,600	158,480

		1,743,334

Distributors–0.08%
Core-Mark Holding	34,260	1,132,636
Weyco Group	4,458	124,289

		1,256,925

Diversified Consumer Services–0.84%
Adtalem Global Education	46,900	1,779,855
†American Public Education	12,460	294,679
†Ascent Capital Group Class A	8,777	134,815
†Bridgepoint Education	15,373	226,905
†Cambium Learning Group	7,100	35,997
Capella Education	8,380	717,328
†Career Education	48,768	468,173
Carriage Services	10,635	286,720
†Chegg	59,300	728,797
Collectors Universe	7,100	176,435
†Grand Canyon Education	34,808	2,729,295
†Houghton Mifflin Harcourt	76,800	944,640
†K12	24,700	442,624
†Laureate Education Class A	26,300	461,039
Liberty Tax	6,600	85,470
†Regis	27,846	285,978
†Sotheby’s	28,275	1,517,519
Strayer Education	7,765	723,853
†Weight Watchers International	22,000	735,240

		12,775,362

Diversified Financial Services–0.10%
†FNFV Group	48,900	772,620
Marlin Business Services	5,686	143,003
NewStar Financial	22,898	240,429
†On Deck Capital	41,700	194,322
Tiptree Financial Class A	21,700	152,985

		1,503,359

Diversified Telecommunication Services–0.70%
ATN International	7,792	533,284
†Cincinnati Bell	31,265	611,231
Cogent Communications Holdings	31,204	1,251,280
Consolidated Communications Holdings	37,135	797,288
†FairPoint Communications	14,137	221,244
Frontier Communications	876,300	1,016,508
†General Communication Class A	21,019	770,136
†Globalstar	305,500	650,715
†Hawaiian Telcom Holdco	5,771	144,217
IDT Class B	11,115	159,723

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Intelsat	19,600	$59,976
†Iridium Communications	60,850	672,393
†Lumos Networks	13,357	238,690
†Ooma	12,600	100,800
†ORBCOMM	49,994	564,932
†pdvWireless	6,800	158,440
†Straight Path Communications Class B	6,400	1,149,760
†Vonage Holdings	142,953	934,913
Windstream Holdings	133,992	519,889

		10,555,419

Electric Utilities–1.05%
ALLETE	37,483	2,686,781
El Paso Electric	30,341	1,568,630
Genie Energy Class B	9,300	70,866
IDACORP	38,276	3,266,857
MGE Energy	26,326	1,694,078
Otter Tail	28,481	1,127,848
PNM Resources	60,336	2,307,852
Portland General Electric	67,614	3,089,284
Spark Energy Class A	8,400	157,920

		15,970,116

Electrical Equipment–0.65%
Allied Motion Technologies	3,700	100,714
†Atkore International Group	24,400	550,220
AZZ	19,427	1,084,027
†Babcock & Wilcox Enterprises	33,900	398,664
Encore Wire	14,426	615,990
†Energous	12,900	209,754
EnerSys	32,906	2,384,040
†Generac Holdings	49,182	1,776,946
General Cable	35,800	585,330
LSI Industries	20,862	188,801
†Plug Power	159,000	324,360
Powell Industries	6,308	201,793
Preformed Line Products	1,686	78,264
†Sunrun	63,100	449,272
†Thermon Group Holdings	23,603	452,470
†TPI Composites	4,600	85,008
†Vicor	11,771	210,701
†Vivint Solar	15,700	91,845

		9,788,199

Electronic Equipment, Instruments & Components–2.71%
†Anixter International	21,801	1,704,838
AVX	34,300	560,462
Badger Meter	20,922	833,742
Bel Fuse Class B	6,838	168,899
Belden	31,642	2,386,756
†Benchmark Electronics	36,966	1,194,002
†Control4	19,600	384,356
CTS	22,011	475,438

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Daktronics	26,561	$255,782
†Electro Scientific Industries	23,900	196,936
†ePlus	9,958	737,888
†Fabrinet	26,141	1,115,175
†FARO Technologies	12,199	461,122
†Fitbit Class A	129,700	688,707
†=Gerber Scientific	6,600	0
†II-VI	44,551	1,528,099
†Insight Enterprises	27,403	1,095,846
†Iteris	17,500	108,850
†Itron	25,100	1,700,525
†KEMET	33,900	433,920
†Kimball Electronics	20,326	366,884
†Knowles	66,106	1,118,514
Littelfuse	16,706	2,756,490
†Maxwell Technologies	27,400	164,126
Mesa Laboratories	2,530	362,574
Methode Electronics	27,266	1,123,359
†MicroVision Inc.	50,700	107,484
MTS Systems	11,957	619,373
†Napco Security Technologies	8,800	82,720
†Novanta	25,063	902,268
†OSI Systems	13,068	982,060
Park Electrochemical	15,188	279,763
PC Connection	8,824	238,777
†PCM	7,500	140,625
†Plexus	25,063	1,317,562
†Radisys	31,000	116,560
†Rogers	13,452	1,461,156
†Sanmina	55,295	2,106,739
†ScanSource	18,737	755,101
SYNNEX	22,023	2,641,879
Systemax	9,558	179,690
†Tech Data	26,400	2,666,400
†TTM Technologies	68,650	1,191,764
†VeriFone Systems	82,700	1,496,870
Vishay Intertechnology	102,600	1,703,160
†Vishay Precision Group	10,872	188,086

		41,101,327

Energy Equipment & Services–1.30%
Archrock	49,800	567,720
†Atwood Oceanics	56,200	458,030
†Basic Energy Services	12,900	321,210
Bristow Group	23,391	178,941
†CARBO Ceramics	18,200	124,670
†Diamond Offshore Drilling	48,000	519,840
†Dril-Quip	28,100	1,371,280
Ensco Class A	226,400	1,168,224
†Era Group	12,400	117,304
†Exterran	23,100	616,770
†Fairmount Santrol Holdings	115,200	449,280

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Forum Energy Technologies	48,346	$754,198
Frank’s International	37,000	306,730
†Geospace Technologies	9,153	126,586
Gulf Island Fabrication	10,100	117,160
†Helix Energy Solutions Group	102,856	580,108
†Independence Contract Drilling	26,100	101,529
†Keane Group	23,100	369,600
†Key Energy Services	7,700	148,148
†Mammoth Energy Services	7,000	130,200
†Matrix Service	20,507	191,740
†McDermott International	210,400	1,508,568
†Natural Gas Services Group	9,185	228,247
†NCS Multistage Holdings	8,200	206,476
†Newpark Resources	60,941	447,916
Noble	181,400	656,668
†Oil States International	38,400	1,042,560
†Parker Drilling	76,145	102,796
†PHI	8,782	85,712
†Pioneer Energy Services	41,683	85,450
†ProPetro Holding	18,800	262,448
†RigNet	8,774	140,823
†Rowan	86,600	886,784
†SEACOR Holdings	11,900	408,170
†SEACOR Marine Holdings	11,964	243,587
†Smart Sand	8,800	78,408
†Solaris Oilfield Infrastructure Class A	7,500	86,475
†Superior Energy Services	113,100	1,179,633
†Tesco	30,746	136,820
†TETRA Technologies	89,542	249,822
†Unit	37,500	702,375
US Silica Holdings	60,683	2,153,640
†Willbros Group	37,600	92,872

		19,705,518

Equity Real Estate Investment Trusts–6.66%
Acadia Realty Trust	60,315	1,676,757
Agree Realty	19,666	902,079
Alexander’s	1,676	706,367
Altisource Residential	38,500	498,190
American Assets Trust	29,373	1,157,002
Armada Hoffler Properties	33,200	429,940
Ashford Hospitality Prime	24,654	253,690
Ashford Hospitality Trust	57,198	347,764
Bluerock Residential Growth REIT	16,000	206,240
Care Capital Properties	62,600	1,671,420
CareTrust REIT	50,381	934,064
CatchMark Timber Trust Class A	28,300	321,771
CBL & Associates Properties	127,000	1,070,610
Cedar Realty Trust	60,761	294,691
Chatham Lodging Trust	27,831	559,125
Chesapeake Lodging Trust	44,515	1,089,282
City Office REIT	21,200	269,240

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Clipper Realty	13,500	$166,590
Colony Starwood Homes	75,100	2,576,681
Community Healthcare Trust	11,000	281,490
CorEnergy Infrastructure Trust	7,920	266,033
Cousins Properties	310,625	2,730,394
DiamondRock Hospitality	150,974	1,653,165
Easterly Government Properties	27,600	578,220
EastGroup Properties	24,669	2,067,262
Education Realty Trust	55,486	2,150,083
Farmland Partners	23,400	209,196
FelCor Lodging Trust	101,366	730,849
First Industrial Realty Trust	87,706	2,510,146
First Potomac Realty Trust	45,418	504,594
Four Corners Property Trust	45,200	1,134,972
Franklin Street Properties	78,204	866,500
GEO Group	90,426	2,673,897
Getty Realty	18,117	454,737
Gladstone Commercial	19,605	427,193
Global Medical REIT	11,600	103,704
Global Net Lease	49,800	1,107,552
Government Properties Income Trust	52,603	963,161
Gramercy Property Trust	112,405	3,339,553
Healthcare Realty Trust	86,492	2,953,702
Hersha Hospitality Trust	30,741	569,016
Independence Realty Trust	51,556	508,858
†InfraREIT	29,500	564,925
Investors Real Estate Trust	89,662	556,801
†iStar	50,770	611,271
Jernigan Capital	6,900	151,800
Kite Realty Group Trust	62,254	1,178,468
LaSalle Hotel Properties	84,511	2,518,428
Lexington Realty Trust	173,186	1,716,273
LTC Properties	28,373	1,458,088
Mack-Cali Realty	67,300	1,826,522
MedEquities Realty Trust	23,600	297,832
Monmouth Real Estate Investment	51,089	768,889
Monogram Residential Trust	126,500	1,228,315
National Health Investors	29,534	2,339,093
National Storage Affiliates Trust	32,100	741,831
New Senior Investment Group	56,800	570,840
Nexpoint Residential Trust	11,800	293,702
NorthStar Realty Europe	43,600	552,848
One Liberty Properties	10,738	251,591
Parkway	31,803	727,971
Pebblebrook Hotel Trust	53,810	1,734,834
Pennsylvania Real Estate Investment Trust	51,299	580,705
Physicians Realty Trust	114,800	2,312,072
Potlatch	30,492	1,393,484
Preferred Apartment Communities Class A	18,800	296,100
PS Business Parks	14,862	1,967,580

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
QTS Realty Trust Class A	35,300	$1,847,249
†Quality Care Properties	70,200	1,285,362
RAIT Financial Trust	70,832	155,122
Ramco-Gershenson Properties Trust	59,105	762,455
Retail Opportunity Investments	81,067	1,555,676
Rexford Industrial Realty	49,200	1,350,048
RLJ Lodging Trust	91,961	1,827,265
Ryman Hospitality Properties	32,703	2,093,319
Sabra Health Care REIT	48,455	1,167,765
Saul Centers	8,766	508,253
Select Income REIT	47,663	1,145,342
Seritage Growth Properties Class A	18,700	784,465
STAG Industrial	66,334	1,830,818
Summit Hotel Properties	75,973	1,416,896
Sunstone Hotel Investors	163,892	2,641,939
Terreno Realty	36,414	1,225,695
TIER REIT	35,400	654,192
UMH Properties	17,967	306,337
Universal Health Realty Income Trust	9,173	729,620
Urban Edge Properties	72,600	1,722,798
Urstadt Biddle Properties Class A	21,617	428,017
Washington Prime Group	139,900	1,170,963
Washington Real Estate Investment Trust	58,375	1,862,163
Whitestone REIT	29,771	364,695
Xenia Hotels & Resorts	77,700	1,505,049

		100,897,546

Food & Staples Retailing–0.50%
Andersons	19,963	681,736
†Chefs’ Warehouse	15,895	206,635
Ingles Markets Class A	10,331	344,022
†Natural Grocers by Vitamin Cottage	7,253	59,982
†Performance Food Group	52,800	1,446,720
PriceSmart	16,432	1,439,443
†Smart & Final Stores	14,800	134,680
SpartanNash	27,558	715,406
†SUPERVALU	198,947	654,536
†United Natural Foods	37,299	1,368,873
Village Super Market Class A	6,613	171,409
Weis Markets	7,000	341,040

		7,564,482

Food Products–1.18%
Alico	2,463	77,092
†Amplify Snack Brands	21,400	206,296
B&G Foods Class A	49,614	1,766,258
Calavo Growers	11,554	797,804
†Cal-Maine Foods	23,130	915,948
†Darling Ingredients	123,659	1,946,393
Dean Foods	68,700	1,167,900
†Farmer Brothers	5,001	151,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Fresh Del Monte Produce	24,356	$1,239,964
†Freshpet	18,400	305,440
†Hostess Brands	22,900	368,690
J&J Snack Foods	11,287	1,490,674
John B Sanfilippo & Son	5,902	372,475
Lancaster Colony	14,154	1,735,563
†Landec	20,933	310,855
†Lifeway Foods	4,131	38,584
Limoneira	9,287	219,452
Omega Protein	16,668	298,357
Sanderson Farms	14,990	1,733,593
†Seneca Foods Class A	4,510	140,035
Snyder’s-Lance	63,885	2,211,699
Tootsie Roll Industries	13,048	454,723

		17,949,075

Gas Utilities–1.19%
Chesapeake Utilities	11,865	889,282
Delta Natural Gas	5,900	179,773
New Jersey Resources	64,782	2,571,845
Northwest Natural Gas	20,419	1,222,077
ONE Gas	39,300	2,743,533
RGC Resources	5,000	141,650
South Jersey Industries	60,204	2,057,171
Southwest Gas Holdings	35,895	2,622,489
Spire	35,067	2,445,923
WGL Holdings	38,124	3,180,685

		18,054,428

Health Care Equipment & Supplies–3.59%
Abaxis	16,413	870,217
†Accuray	60,218	286,035
Analogic	9,337	678,333
†AngioDynamics	27,092	439,161
†Anika Therapeutics	10,395	512,889
†Antares Pharma	106,700	343,574
†AtriCure	23,003	557,823
Atrion	967	622,071
†AxoGen	21,000	351,750
Cantel Medical	27,050	2,107,465
†Cardiovascular Systems	24,882	801,947
†Cerus	74,683	187,454
†ConforMIS	18,300	78,507
CONMED	20,622	1,050,485
†Corindus Vascular Robotics	62,300	115,878
†CryoLife	23,210	463,039
†Cutera	9,700	251,230
†Endologix	60,532	294,186
†Entellus Medical	6,100	101,016
†Exactech	8,883	264,713
†FONAR	4,500	124,875
†GenMark Diagnostics	33,800	399,854

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Glaukos	21,300	$883,311
†Globus Medical	52,574	1,742,828
†Haemonetics	38,434	1,517,759
†Halyard Health	35,100	1,378,728
†ICU Medical	11,067	1,909,057
†Inogen	12,200	1,164,124
†Insulet	43,485	2,231,215
†Integer Holdings	22,625	978,531
†Integra LifeSciences Holdings	45,550	2,482,931
Invacare	22,839	301,475
†Invivo Therapeutics Holdings	17,600	47,520
†iRhythm Technologies	10,200	433,398
†K2M Group Holdings	30,100	733,236
†Lantheus Holdings	19,300	340,645
LeMaitre Vascular	9,600	299,712
†LivaNova	36,100	2,209,681
†Masimo	33,358	3,041,582
Meridian Bioscience	30,975	487,856
†Merit Medical Systems	37,074	1,414,373
†Natus Medical	24,363	908,740
†Neogen	27,412	1,894,443
†Nevro	20,600	1,533,258
†Novocure	44,700	773,310
†NuVasive	37,537	2,887,346
†NxStage Medical	47,754	1,197,193
†Obalon Therapeutics	9,200	91,172
†OraSure Technologies	42,506	733,654
†Orthofix International	13,003	604,379
†Oxford Immunotec Global	17,300	290,986
†Penumbra	21,100	1,851,525
†Pulse Biosciences	6,800	234,804
†Quidel	20,825	565,191
†Quotient	14,400	105,984
†Rockwell Medical Technologies	38,835	307,962
†RTI Surgical	51,400	300,690
†Sientra	10,600	103,032
†Spectranetics	31,869	1,223,770
†Staar Surgical	28,999	313,189
†Surmodics	10,565	297,405
†Tactile Systems Technology	6,800	194,344
Utah Medical Products	2,915	211,046
†Varex Imaging	28,000	946,400
†Viewray	21,700	140,399
†Viveve Medical	11,100	79,698
†Wright Medical Group	77,703	2,136,055

		54,426,439

Health Care Providers & Services–2.05%
†AAC Holdings	8,600	59,598
Aceto	21,357	329,966
†Addus HomeCare	4,700	174,840
†Almost Family	9,476	584,195

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Amedisys	20,916	$1,313,734
†American Renal Associates Holdings	7,600	140,980
†AMN Healthcare Services	35,574	1,389,165
†BioScrip	80,831	219,456
†BioTelemetry	20,300	679,035
†Capital Senior Living	20,531	312,276
Chemed	12,198	2,494,857
†Civitas Solutions	12,900	225,750
†Community Health Systems	82,500	821,700
†CorVel	8,012	380,169
†Cross Country Healthcare	28,717	370,736
†Diplomat Pharmacy	34,200	506,160
Ensign Group	35,590	774,794
†Genesis Healthcare	25,278	43,984
†HealthEquity	37,000	1,843,710
HealthSouth	66,967	3,241,203
Kindred Healthcare	67,651	788,134
Landauer	6,971	364,583
†LHC Group	11,806	801,509
†Magellan Health	16,995	1,238,935
†Molina Healthcare	32,581	2,253,954
National HealthCare	8,275	580,409
National Research Class A	7,337	197,365
Owens & Minor	46,954	1,511,449
†PharMerica	20,749	544,661
†Providence Service	10,033	507,770
†R1 RCM	74,500	279,375
†RadNet	23,700	183,675
†Select Medical Holdings	79,967	1,227,493
†Surgery Partners	13,200	300,300
†Teladoc	40,000	1,388,000
†Tenet Healthcare	60,400	1,168,136
†Tivity Health	27,136	1,081,370
†Triple-S Management Class B	17,638	298,259
U.S. Physical Therapy	8,549	516,360

		31,138,045

Health Care Technology–0.78%
†Allscripts Healthcare Solutions	134,900	1,721,324
†Castlight Health Class B	54,300	225,345
Computer Programs & Systems	8,849	290,247
†Cotiviti Holdings	19,800	735,372
†Evolent Health Class A	28,700	727,545
†HealthStream	19,045	501,264
†HMS Holdings	63,320	1,171,420
†Inovalon Holdings Class A	46,600	612,790
†Medidata Solutions	41,434	3,240,139
†NantHealth	5,000	21,150
†Omnicell	26,625	1,147,537
†Quality Systems	37,628	647,578
Simulations Plus	8,100	100,035
†Tabula Rasa HealthCare	4,800	72,240

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Vocera Communications	20,240	$534,741

		11,748,727

Hotels, Restaurants & Leisure–3.16%
†Belmond Class A	62,422	830,213
†Biglari Holdings	695	277,819
†BJ’s Restaurants	17,374	647,181
Bloomin’ Brands	78,952	1,676,151
Bob Evans Farms	14,732	1,058,200
†Bojangles’	12,900	209,625
Boyd Gaming	61,883	1,535,317
Brinker International	36,600	1,394,460
†Buffalo Wild Wings	11,968	1,516,346
†Caesars Acquisition Class A	35,042	667,550
†Caesars Entertainment	42,400	508,800
†Carrols Restaurant Group	26,365	322,971
†Century Casinos	18,500	136,345
Cheesecake Factory	34,186	1,719,556
Churchill Downs	10,121	1,855,179
†Chuy’s Holdings	12,532	293,249
ClubCorp Holdings	48,000	628,800
Cracker Barrel Old Country Store	14,494	2,424,121
†Dave & Buster’s Entertainment	31,300	2,081,763
†Del Frisco’s Restaurant Group	16,987	273,491
†Del Taco Restaurants	24,500	336,875
†Denny’s	56,256	662,133
DineEquity	13,132	578,465
Drive Shack	46,200	145,530
†El Pollo Loco Holdings	15,200	210,520
†Eldorado Resorts	35,700	714,000
†Fiesta Restaurant Group	18,857	389,397
†Fogo De Chao	4,800	66,720
†Golden Entertainment	9,000	186,390
†Habit Restaurants Class A	15,000	237,000
ILG	79,036	2,172,700
International Speedway Class A	19,618	736,656
†Intrawest Resorts Holdings	12,700	301,498
†J Alexander’s Holdings	11,071	135,620
Jack in the Box	24,615	2,424,577
†La Quinta Holdings	63,100	931,987
†Lindblad Expeditions Holdings	12,800	134,400
Marcus	13,534	408,727
Marriott Vacations Worldwide	16,872	1,986,678
†Monarch Casino & Resort	8,484	256,641
†Nathan’s Famous	2,600	163,800
†Noodles & Co.	7,800	30,420
Papa John’s International	20,422	1,465,483
†Penn National Gaming	63,900	1,367,460
†Pinnacle Entertainment	40,185	794,056
Planet Fitness Class A	62,600	1,461,084
†Potbelly	16,600	190,900
RCI Hospitality Holdings	6,700	159,728

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Red Lion Hotels	12,300	$90,405
†Red Robin Gourmet Burgers	9,622	627,835
Red Rock Resorts Class A	50,500	1,189,275
†Ruby Tuesday	53,395	107,324
Ruth’s Hospitality Group	22,008	478,674
†Scientific Games Class A	38,152	995,767
SeaWorld Entertainment	49,700	808,619
†Shake Shack Class A	16,300	568,544
Sonic	31,875	844,369
Speedway Motorsports	9,461	172,852
Texas Roadhouse	49,940	2,544,443
Wingstop	21,600	667,440
†Zoe’s Kitchen	13,900	165,549

		47,967,678

Household Durables–1.41%
†AV Homes	8,780	176,039
Bassett Furniture Industries	8,100	307,395
†Beazer Homes USA	25,566	350,766
†Cavco Industries	6,326	820,166
†Century Communities	13,200	327,360
CSS Industries	5,055	132,239
Ethan Allen Interiors	18,332	592,124
Flexsteel Industries	5,666	306,587
†GoPro	75,700	615,441
†Green Brick Partners	13,800	158,010
†Helen of Troy	21,147	1,989,933
Hooker Furniture	9,300	382,695
†Hovnanian Enterprises Class A	101,192	283,338
†Installed Building Products	14,918	789,908
†iRobot	20,032	1,685,492
KB Home	62,436	1,496,591
La-Z-Boy	36,733	1,193,823
†LGI Homes	12,700	510,286
Libbey	15,888	128,057
Lifetime Brands	8,078	146,616
†M/I Homes	17,374	496,028
MDC Holdings	31,010	1,095,583
†Meritage Homes	28,584	1,206,245
NACCO Industries Class A	2,792	197,813
†New Home	10,900	125,023
†PICO Holdings	15,971	279,493
†Taylor Morrison Home Class A	45,400	1,090,054
†TopBuild	28,800	1,528,416
†TRI Pointe Group	119,452	1,575,572
†UCP	3,200	35,040
†Universal Electronics	10,611	709,345
†William Lyon Homes Class A	16,800	405,552
†ZAGG	25,300	218,845

		21,355,875

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.26%
†Central Garden & Pet	6,400	$203,456
†Central Garden & Pet Class A	24,822	745,156
†HRG Group	89,156	1,578,953
Oil-Dri Corp. of America	3,441	144,556
Orchids Paper Products	5,392	69,826
WD-40	10,539	1,162,979

		3,904,926

Independent Power & Renewable Electricity Producers–0.41%
†Atlantic Power	87,433	209,839
†Dynegy	87,700	725,279
NRG Yield Class A	25,700	438,442
NRG Yield Class C	47,400	834,240
Ormat Technologies	29,256	1,716,742
Pattern Energy Group	49,800	1,187,232
†TerraForm Global Class A	59,600	300,980
†TerraForm Power Class A	65,400	784,800

		6,197,554

Industrial Conglomerates–0.06%
Raven Industries	26,951	897,468

		897,468

Insurance–2.36%
†Ambac Financial Group	32,000	555,200
American Equity Investment Life Holding	64,255	1,688,621
AMERISAFE	14,099	802,938
AmTrust Financial Services	63,300	958,362
Argo Group International Holdings	21,589	1,308,293
†Atlas Financial Holdings	8,300	123,670
Baldwin & Lyons Class B	7,143	175,003
Blue Capital Reinsurance Holdings	5,100	93,330
†Citizens	31,491	232,404
CNO Financial Group	127,112	2,654,099
Crawford & Co. Class B	10,379	96,525
Donegal Group Class A	5,144	81,790
†eHealth	14,419	271,077
EMC Insurance Group	5,953	165,374
Employers Holdings	23,927	1,012,112
†Enstar Group	8,511	1,690,710
FBL Financial Group Class A	7,274	447,351
Federated National Holding	7,500	120,000
Fidelity & Guaranty Life	8,000	248,400
†Genworth Financial	379,200	1,429,584
†Global Indemnity	6,337	245,685
†Greenlight Capital Re Class A	21,657	452,631
†Hallmark Financial Services	8,751	98,624
HCI Group	6,107	286,907
†Health Insurance Innovations Class A	8,300	195,050
Heritage Insurance Holdings	22,000	286,440
Horace Mann Educators	30,431	1,150,292
Independence Holding	6,117	125,093

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Infinity Property & Casualty	7,989	$750,966
Investors Title	1,200	232,128
James River Holdings L	13,400	532,382
Kemper	29,700	1,146,420
Kingstone	6,700	102,510
Kinsale Capital Group	10,700	399,217
Maiden Holdings	52,595	583,805
†MBIA	98,100	925,083
National General Holdings	36,100	761,710
National Western Life Group Class A	1,716	548,468
Navigators Group	16,832	924,077
†Ni Holdings	7,600	135,888
OneBeacon Insurance Group Class A	14,187	258,629
†Patriot National	6,700	14,204
Primerica	35,422	2,683,217
RLI	28,634	1,563,989
Safety Insurance Group	10,699	730,742
Selective Insurance Group	42,807	2,142,490
State Auto Financial	12,495	321,496
State National	24,100	442,958
Stewart Information Services	16,239	736,926
†Third Point Reinsurance	57,000	792,300
†Trupanion	16,682	373,343
United Fire Group	16,121	710,291
United Insurance Holdings	12,200	191,906
Universal Insurance Holdings	24,303	612,436
†WMIH	148,500	185,625

		35,798,771

Internet & Direct Marketing Retail–0.51%
†1-800-Flowers.com Class A	19,282	187,999
†Duluth Holdings Class B	8,300	151,143
†Etsy	85,900	1,288,500
†FTD	13,837	276,740
†Gaia	5,850	65,520
†Groupon	252,300	968,832
HSN	23,412	746,843
†Lands End	10,600	157,940
†Liberty TripAdvisor Holdings Class A	54,500	632,200
Nutrisystem	22,126	1,151,658
†Overstock.com	11,597	189,031
PetMed Express	15,272	620,043
†Shutterfly	26,172	1,243,170

		7,679,619

Internet Software & Services–2.81%
†2U	32,500	1,524,900
†Actua	26,759	375,964
†Alarm.com Holdings	15,100	568,213
†Alteryx Class A	6,600	128,832
†Amber Road	11,100	95,127
†Angie’s List	34,117	436,356

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Appfolio Class A	6,700	$218,420
†Apptio Class A	13,200	229,020
†Bankrate	34,282	440,524
†Bazaarvoice	54,380	269,181
†Benefitfocus	11,800	428,930
†Blucora	31,068	658,642
†Box Class A	58,300	1,063,392
†Brightcove	21,686	134,453
†Carbonite	18,370	400,466
†Care.com	12,300	185,730
†Cars.com	53,500	1,424,705
†ChannelAdvisor	15,100	174,405
†Cimpress	18,934	1,789,831
†Cloudera	10,400	166,608
†CommerceHub Class A	10,200	177,684
†CommerceHub Class C	21,600	376,704
†Cornerstone OnDemand	37,910	1,355,283
†Coupa Software	22,100	640,458
†DHI Group	40,816	116,326
†Endurance International Group Holdings	46,000	384,100
†Envestnet	31,063	1,230,095
†Five9	38,700	832,824
†Global Sources	9,042	180,840
†Gogo	44,500	513,085
†GrubHub	63,800	2,781,680
†GTT Communications	23,000	727,950
†Hortonworks	35,100	452,088
†Instructure	15,800	466,100
†Internap	59,300	217,631
j2 Global	35,487	3,019,589
†Leaf Group	4,100	31,980
†Limelight Networks	67,249	194,350
†Liquidity Services	17,626	111,925
†LivePerson	38,818	426,998
†Meet Group	55,800	281,790
†Mindbody Class A	27,400	745,280
†MuleSoft Class A	11,200	279,328
†New Relic	21,800	937,618
NIC	47,647	902,911
†Nutanix Class A	25,800	519,870
†Okta	8,300	189,240
†Ominto	10,573	161,238
†Q2 Holdings	23,300	860,935
†QuinStreet	29,711	123,895
†Quotient Technology	54,700	629,050
Reis	8,300	176,375
†Rightside Group	10,100	107,262
†Rocket Fuel	36,300	99,825
†Shutterstock	14,152	623,820
†SPS Commerce	11,901	758,808
†Stamps.com	12,138	1,879,873

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†TechTarget	10,997	$114,039
†Trade Desk Class A	12,900	646,419
†TrueCar	46,500	926,745
†Tucows Class A	6,700	358,450
†Twilio Class A	46,200	1,344,882
†Web.com Group	31,551	798,240
†WebMD Health	28,546	1,674,223
†Xactly	19,800	309,870
†XO Group	18,601	327,750
†Yelp	57,700	1,732,154
†Yext	9,000	119,970

		42,581,249

IT Services–1.95%
†Acxiom	58,372	1,516,505
†Blackhawk Network Holdings Class A	41,200	1,796,320
†CACI International Class A	18,361	2,296,043
†CardConnect	11,400	171,570
†Cardtronics Class A	33,940	1,115,268
Cass Information Systems	7,694	505,034
Convergys	71,222	1,693,659
CSG Systems International	23,988	973,433
†EPAM Systems	36,345	3,056,251
†Everi Holdings	47,300	344,344
EVERTEC	47,400	820,020
†ExlService Holdings	24,448	1,358,820
Forrester Research	7,133	279,257
Hackett Group	16,191	250,961
†Information Services Group	27,000	110,970
ManTech International Class A	18,417	762,095
MAXIMUS	48,464	3,035,300
†MoneyGram International	24,587	424,126
†NCI Class A	2,622	55,324
†NeuStar Class A	40,600	1,354,010
†Perficient	26,125	486,970
†Planet Payment	36,800	121,440
†Presidio	14,100	201,771
Science Applications International	31,900	2,214,498
†ServiceSource International	63,760	247,389
†StarTek	7,500	91,800
†Sykes Enterprises	28,877	968,246
Syntel	24,228	410,907
TeleTech Holdings	12,260	500,208
Travelport Worldwide	94,600	1,301,696
†Unisys	36,654	469,171
†Virtusa	20,436	600,818

		29,534,224

Leisure Products–0.36%
Acushnet Holdings	15,100	299,584
†American Outdoor Brands	41,132	911,485
†Black Diamond	15,300	101,745

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
Callaway Golf	70,427	$900,057
Escalade	7,200	94,320
Johnson Outdoors Class A	3,886	187,344
†Malibu Boats Class A	13,200	341,484
Marine Products	4,556	71,119
†MCBC Holdings	13,700	267,835
†Nautilus	22,700	434,705
Sturm Ruger & Co.	13,814	858,540
†Vista Outdoor	42,500	956,675

		5,424,893

Life Sciences Tools & Services–0.80%
†Accelerate Diagnostics	17,021	465,524
†Albany Molecular Research	19,000	412,300
†Cambrex	23,846	1,424,799
†Enzo Biochem	34,500	380,880
†Fluidigm	25,845	104,414
†INC Research Holdings Class A	40,600	2,375,100
Luminex	29,507	623,188
†Medpace Holdings	6,200	179,800
†NanoString Technologies	12,600	208,404
†NeoGenomics	36,000	322,560
†Pacific Biosciences of California	64,198	228,545
†PAREXEL International	37,359	3,246,871
†PRA Health Sciences	28,800	2,160,288

		12,132,673

Machinery–3.36%
Actuant Class A	44,014	1,082,744
Alamo Group	6,935	629,767
Albany International	21,383	1,141,852
Altra Industrial Motion	21,278	846,864
American Railcar Industries	5,046	193,262
Astec Industries	15,847	879,667
Barnes Group	37,839	2,214,717
†Blue Bird	5,900	100,300
Briggs & Stratton	31,514	759,487
†Chart Industries	22,774	790,941
CIRCOR International	12,327	731,977
Columbus McKinnon	14,708	373,877
†Commercial Vehicle Group	18,700	158,015
DMC Global	12,200	159,820
Douglas Dynamics	16,949	557,622
Eastern	4,100	123,205
†Energy Recovery	25,200	208,908
EnPro Industries	16,109	1,149,699
ESCO Technologies	19,038	1,135,617
†ExOne	9,291	106,382
Federal Signal	44,507	772,642
Franklin Electric	34,640	1,434,096
FreightCar America	10,041	174,613
†Gencor Industries	5,500	89,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Global Brass & Copper Holdings	14,600	$446,030
Gorman-Rupp	11,982	305,182
Graham	7,462	146,703
Greenbrier	20,147	931,799
Hardinge	10,200	126,684
†Harsco	58,200	937,020
Hillenbrand	47,036	1,698,000
Hurco	5,769	200,473
Hyster-Yale Materials Handling	7,266	510,437
John Bean Technologies	23,792	2,331,616
Kadant	8,297	623,934
Kennametal	59,500	2,226,490
LB Foster Class A	6,200	132,990
Lindsay	7,907	705,700
†Lydall	12,302	636,013
†Manitowoc	93,500	561,935
†Meritor	61,212	1,016,731
†Milacron Holdings	33,300	585,747
Miller Industries	8,229	204,491
Mueller Industries	42,540	1,295,343
Mueller Water Products Class A	117,227	1,369,211
†Navistar International	36,900	967,887
NN	20,456	561,517
Omega Flex	1,789	115,212
Park-Ohio Holdings	5,616	213,970
†Proto Labs	18,443	1,240,292
†RBC Bearings	17,018	1,731,752
REV Group	9,400	260,192
†Rexnord	77,364	1,798,713
Spartan Motors	26,916	238,207
†SPX	30,900	777,444
†SPX FLOW	30,800	1,135,904
Standex International	9,454	857,478
Sun Hydraulics	17,228	735,119
Supreme Industries Class A	11,300	185,885
Tennant	13,081	965,378
Titan International	37,010	444,490
†TriMas	32,125	669,806
†Twin Disc	6,300	101,682
Wabash National	48,040	1,055,919
Watts Water Technologies Class A	20,928	1,322,650
Woodward	39,958	2,700,362

		50,887,562

Marine–0.11%
Costamare	23,000	168,130
†Eagle Bulk Shipping	28,500	134,805
Matson	32,500	976,300
†Navios Maritime Holdings	63,200	86,584
†Safe Bulkers	35,700	81,753
†Scorpio Bulkers	38,891	276,126

		1,723,698

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–1.30%
AMC Entertainment Holdings	39,790	$905,223
†Central European Media Enterprises Class A	49,011	196,044
Clear Channel Outdoor Holdings Class A	26,500	128,525
†Daily Journal	950	195,966
Emerald Expositions Events	11,600	254,040
Entercom Communications Class A	18,821	194,797
Entravision Communications Class A	47,530	313,698
†Eros International	22,400	256,480
Gannett	88,000	767,360
†Global Eagle Entertainment	35,400	126,024
†Gray Television	47,400	649,380
†Hemisphere Media Group	6,200	73,470
†IMAX	44,200	972,400
†Liberty Media-Liberty Braves Class A	8,000	191,120
†Liberty Media-Liberty Braves Class C	23,100	553,707
†Loral Space & Communications	9,461	393,105
MDC Partners Class A	37,735	373,577
Meredith	29,934	1,779,576
†MSG Networks	44,400	996,780
National CineMedia	45,829	340,051
New Media Investment Group	38,000	512,240
New York Times Class A	93,411	1,653,375
Nexstar Media Group Class A	34,297	2,050,961
†Reading International Class A	13,940	224,852
Saga Communications Class A	2,612	119,499
Salem Media Group	10,300	73,130
Scholastic	20,191	880,126
†Scripps (E.W.) Class A	44,266	788,377
Sinclair Broadcast Group Class A	54,632	1,797,393
Time	77,100	1,106,385
†Townsquare Media Class A	9,400	96,256
†tronc	17,300	222,997
World Wrestling Entertainment Class A	26,707	544,022

		19,730,936

Metals & Mining–1.24%
†AK Steel Holding	229,956	1,510,811
Allegheny Technologies	81,600	1,388,016
Ampco-Pittsburgh	7,400	109,150
Carpenter Technology	34,700	1,298,821
†Century Aluminum	35,687	556,003
†Cliffs Natural Resources	221,400	1,532,088
†Coeur Mining	139,486	1,196,790
Commercial Metals	86,300	1,676,809
Compass Minerals International	25,200	1,645,560
Gold Resource	43,500	177,480
†Handy & Harman	2,948	92,567
Haynes International	9,081	329,731
Hecla Mining	287,300	1,465,230
Kaiser Aluminum	13,322	1,179,263

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Klondex Mines	130,600	$440,122
Materion	15,484	579,102
Olympic Steel	5,606	109,205
†Ryerson Holding	7,325	72,517
Schnitzer Steel Industries Class A	19,101	481,345
†SunCoke Energy	50,547	550,962
†TimkenSteel	28,400	436,508
Warrior Met Coal	12,500	214,125
Worthington Industries	33,908	1,702,860

		18,745,065

Mortgage Real Estate Investment Trusts–0.84%
AG Mortgage Investment Trust	20,484	374,857
Anworth Mortgage Asset	70,031	420,886
Apollo Commercial Real Estate Finance	68,281	1,266,613
Ares Commercial Real Estate	19,289	252,493
Armour Residential REIT	28,153	703,825
Capstead Mortgage	71,108	741,656
Cherry Hill Mortgage Investment	8,700	160,689
CYS Investments	113,467	954,257
Dynex Capital	32,230	228,833
Ellington Residential Mortgage REIT	6,200	90,892
Great Ajax	11,300	157,974
Hannon Armstrong Sustainable Infrastructure Capital	37,700	862,199
Invesco Mortgage Capital	84,561	1,413,014
KKR Real Estate Finance Trust	7,700	165,550
Ladder Capital Class A	52,405	702,751
MTGE Investment	34,111	641,287
New York Mortgage Trust	81,332	505,885
Orchid Island Capital	27,200	268,192
Owens Realty Mortgage	8,700	147,552
PennyMac Mortgage Investment Trust	50,821	929,516
Redwood Trust	56,946	970,360
Resource Capital	21,982	223,557
Sutherland Asset Management	12,600	187,110
Western Asset Mortgage Capital	29,784	306,775

		12,676,723

Multiline Retail–0.34%
Big Lots	33,500	1,618,050
Dillard’s Class A	11,300	651,897
Fred’s Class A	25,477	235,153
†JC Penney	230,400	1,071,360
†Ollie’s Bargain Outlet Holdings	35,400	1,508,040
†Sears Holdings	9,800	86,828

		5,171,328

Multi-Utilities–0.49%
Avista	47,726	2,026,446
Black Hills	38,943	2,627,484
NorthWestern	36,706	2,239,800

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Unitil	10,641	$514,067

		7,407,797

Oil, Gas & Consumable Fuels–1.79%
†Abraxas Petroleum	117,312	190,045
Adams Resources & Energy	1,206	49,542
Alon USA Energy	23,992	319,573
†Approach Resources	29,500	99,415
Arch Coal Class A	2,100	143,430
Ardmore Shipping	19,500	158,925
†Bill Barrett	53,390	163,907
†Bonanza Creek Energy	13,900	440,769
†California Resources	31,700	271,035
†Callon Petroleum	149,716	1,588,487
†Carrizo Oil & Gas	45,989	801,128
†Clean Energy Fuels	101,395	257,543
†Cloud Peak Energy	54,900	193,797
†Contango Oil & Gas	14,481	96,154
CVR Energy	10,200	221,952
Delek U.S. Holdings	45,988	1,215,923
†Denbury Resources	261,900	400,707
DHT Holdings	59,200	245,680
†Dorian LPG	21,400	175,052
†Earthstone Energy Class A	7,300	73,073
†Eclipse Resources	51,400	147,004
†Energy XXI Gulf Coast	22,000	408,540
†EP Energy Class A	33,600	122,976
Evolution Petroleum	21,847	176,961
Frontline	54,936	314,783
GasLog	30,007	457,607
†Gastar Exploration	129,600	120,010
†Gener8 Maritime	34,100	194,029
Golar LNG	72,300	1,608,675
Green Plains	26,943	553,679
†Halcon Resources	45,400	206,116
Hallador Energy	11,900	92,463
†International Seaways	21,865	473,815
†Isramco	651	74,474
†Jagged Peak Energy	23,700	316,395
†Jones Energy Class A	47,194	75,510
†Lilis Energy	31,800	155,820
†Matador Resources	67,995	1,453,053
†Midstates Petroleum	8,300	105,161
Navios Maritime Acquisition	43,100	63,357
Nordic American Tankers	75,098	476,121
†Oasis Petroleum	176,500	1,420,825
†Overseas Shipholding Group Class A	31,400	83,524
†Pacific Ethanol	25,000	156,250
Panhandle Oil & Gas Class A	12,494	288,611
†Par Pacific Holdings	20,805	375,322
†PDC Energy	49,150	2,118,857
†Peabody Energy	600	14,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Penn Virginia	10,600	$389,550
†Renewable Energy Group	25,364	328,464
†Resolute Energy	8,500	253,045
†REX American Resources	3,950	381,412
†Ring Energy	33,687	437,931
†Sanchez Energy	52,338	375,787
†SandRidge Energy	25,900	445,739
Scorpio Tankers	121,209	481,200
SemGroup Class A	50,105	1,352,835
Ship Finance International	44,542	605,771
†SilverBow Resources	5,200	136,032
†SRC Energy	154,113	1,037,180
†Stone Energy	14,500	266,510
Teekay	38,200	254,794
Teekay Tankers Class A	101,241	190,333
†Tellurian	41,200	413,236
†Ultra Petroleum	4,600	49,910
†Uranium Energy	101,300	161,067
†W&T Offshore	69,636	136,487
†Westmoreland Coal	14,557	70,893
†WildHorse Resource Development	14,900	184,313

		27,113,234

Paper & Forest Products–0.56%
†Boise Cascade	27,846	846,518
†Clearwater Paper	12,651	591,434
Deltic Timber	7,455	556,590
KapStone Paper and Packaging	64,764	1,336,081
†Louisiana-Pacific	108,778	2,622,638
Neenah Paper	12,395	994,699
PH Glatfelter	32,417	633,428
Schweitzer-Mauduit International	22,667	843,892
†Verso Class A	25,000	117,250

		8,542,530

Personal Products–0.16%
†elf Beauty	15,400	419,034
Inter Parfums	13,193	483,523
Medifast	7,587	314,633
Natural Health Trends	6,900	192,165
Nature’s Sunshine Products	8,440	111,830
Nutraceutical International	6,886	286,802
†Revlon Class A	7,654	181,400
†USANA Health Sciences	7,678	492,160

		2,481,547

Pharmaceuticals–1.91%
†AcelRx Pharmaceuticals	17,800	38,270
†Aclaris Therapeutics	15,000	406,800
†Aerie Pharmaceuticals	21,900	1,150,845
†Amphastar Pharmaceuticals	28,400	507,224
†ANI Pharmaceuticals	5,400	252,720
†Aratana Therapeutics	24,400	176,412

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Assembly Biosciences	10,400	$214,760
†Catalent	93,400	3,278,340
†Cempra	33,296	153,162
†Clearside BioMedical	18,400	167,624
†Collegium Pharmaceutical	12,400	155,124
†Corcept Therapeutics	67,711	798,990
†Corium International	14,800	110,408
†Depomed	45,757	491,430
†Dermira	28,300	824,662
†Durect	96,800	151,008
†Heska	4,700	479,729
†Horizon Pharma	121,700	1,444,579
†Impax Laboratories	55,102	887,142
†Innoviva	60,200	770,560
†Intersect ENT	20,300	567,385
†Intra-Cellular Therapies	25,700	319,194
†Lannett	20,580	419,832
†Medicines	50,733	1,928,361
†Myokardia	11,800	154,580
†Nektar Therapeutics	108,088	2,113,120
†Neos Therapeutics	14,600	106,580
†Ocular Therapeutix	13,100	121,437
†Omeros	33,866	674,103
†Pacira Pharmaceuticals	29,175	1,391,647
†Paratek Pharmaceuticals	16,300	392,830
Phibro Animal Health Class A	13,500	500,175
†Prestige Brands Holdings	40,055	2,115,305
†Reata Pharmaceuticals Class A	4,900	155,036
†Revance Therapeutics	16,300	430,320
†SciClone Pharmaceuticals	39,574	435,314
†Sucampo Pharmaceuticals Class A	19,310	202,755
†Supernus Pharmaceuticals	35,085	1,512,164
†Teligent	32,500	297,375
†Tetraphase Pharmaceuticals	34,800	248,124
†TherapeuticsMD	111,900	589,713
†Theravance Biopharma	31,200	1,243,008
†Titan Pharmaceuticals	12,500	23,750
†WAVE Life Sciences	6,400	119,040
†Zogenix	17,946	260,217
†Zynerba Pharmaceuticals	8,500	144,245

		28,925,399

Professional Services–1.20%
†Acacia Research	35,876	147,092
†Advisory Board	30,824	1,587,436
Barrett Business Services	5,032	288,283
BG Staffing	5,100	88,638
†CBIZ	36,246	543,690
†Cogint	11,600	58,580
CRA International	6,651	241,564
Exponent	19,130	1,115,279
†Franklin Covey	9,480	182,964

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†FTI Consulting	31,206	$1,090,962
†GP Strategies	10,500	277,200
Heidrick & Struggles International	13,164	286,317
†Hill International	25,600	133,120
†Huron Consulting Group	16,178	698,890
†ICF International	13,351	628,832
Insperity	13,601	965,671
Kelly Services Class A	21,577	484,404
Kforce	17,938	351,585
Korn/Ferry International	38,045	1,313,694
†Mistras Group	14,147	310,810
†Navigant Consulting	34,436	680,455
†On Assignment	38,282	2,072,970
Resources Connection	23,709	324,813
†RPX	36,374	507,417
†TriNet Group	31,300	1,024,762
†TrueBlue	31,387	831,756
†WageWorks	27,530	1,850,016
†Willdan Group	5,600	171,080

		18,258,280

Real Estate Management & Development–0.48%
Alexander & Baldwin	35,000	1,448,300
†Altisource Portfolio Solutions	8,400	183,288
Consolidated-Tomoka Land	3,399	193,573
†Forestar Group	33,777	579,276
†FRP Holdings	5,272	243,303
HFF Class A	26,781	931,175
Kennedy-Wilson Holdings	61,953	1,180,205
†Marcus & Millichap	12,200	321,592
†Maui Land & Pineapple	5,000	101,500
RE/MAX Holdings	13,200	739,860
RMR Group Class A	4,995	243,007
†St. Joe	37,568	704,400
Stratus Properties	5,400	158,760
†Tejon Ranch	9,765	201,550
†Trinity Place Holdings	16,800	119,448

		7,349,237

Road & Rail–0.65%
ArcBest	17,942	369,605
†Avis Budget Group	55,600	1,516,212
†Covenant Transportation Group Class A	10,200	178,806
†Daseke	15,200	169,176
Heartland Express	34,309	714,313
†Hertz Global Holdings	40,600	466,900
Knight Transportation	54,282	2,011,148
Marten Transport	17,978	492,597
†Roadrunner Transportation Systems	25,803	187,588
†Saia	18,163	931,762
Schneider National Class B	1,500	33,555

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
†Swift Transportation	56,068	$1,485,802
Universal Logistics Holdings	6,097	91,455
Werner Enterprises	33,356	978,999
†YRC Worldwide	25,000	278,000

		9,905,918

Semiconductors & Semiconductor Equipment–2.94%
†Advanced Energy Industries	29,679	1,919,934
†Alpha & Omega Semiconductor	13,171	219,561
†Ambarella	24,092	1,169,667
†Amkor Technology	74,465	727,523
†Axcelis Technologies	23,333	488,826
†AXT	27,600	175,260
Brooks Automation	50,590	1,097,297
Cabot Microelectronics	18,971	1,400,629
†CEVA	16,623	755,515
†Cirrus Logic	47,488	2,978,447
Cohu	21,843	343,809
†Cree	72,600	1,789,590
†CyberOptics	5,100	105,315
†Diodes	28,265	679,208
†DSP Group	17,252	200,123
†Entegris	106,550	2,338,773
†FormFactor	53,425	662,470
†GSI Technology	10,600	83,316
†Ichor Holdings	7,000	141,120
†Impinj	13,400	651,910
†Inphi	30,194	1,035,654
†Integrated Device Technology	101,619	2,620,754
IXYS	20,122	331,007
†Kopin	50,542	187,511
†Lattice Semiconductor	88,926	592,247
†MACOM Technology Solutions Holdings	30,071	1,677,060
†MaxLinear Class A	44,672	1,245,902
MKS Instruments	40,124	2,700,345
Monolithic Power Systems	29,353	2,829,629
†Nanometrics	17,322	438,073
†NeoPhotonics	24,000	185,280
NVE	3,518	270,886
†PDF Solutions	19,778	325,348
†Photronics	48,160	452,704
†Pixelworks	21,200	97,308
Power Integrations	20,556	1,498,532
†Rambus	81,486	931,385
†Rudolph Technologies	21,938	501,283
†Semtech	48,584	1,736,878
†Sigma Designs	31,300	183,105
†Silicon Laboratories	31,100	2,125,685
†SunPower	44,400	414,696
†Synaptics	25,752	1,331,636
†Ultra Clean Holdings	25,366	475,613

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Veeco Instruments	32,848	$914,817
†Xcerra	43,741	427,350
Xperi	37,035	1,103,643

		44,562,624

Software–3.46%
†8x8	66,040	960,882
†A10 Networks	28,900	243,916
†ACI Worldwide	86,851	1,942,857
†Agilysys	10,614	107,414
American Software Class A	19,961	205,399
†Aspen Technology	55,775	3,082,127
†Barracuda Networks	16,100	371,266
Blackbaud	35,633	3,055,530
†BlackLine	7,900	282,346
†Bottomline Technologies	29,871	767,386
†BroadSoft	22,014	947,703
†Callidus Software	46,457	1,124,259
†CommVault Systems	29,102	1,642,808
†Digimarc	6,958	279,364
Ebix	18,878	1,017,524
†Ellie Mae	24,692	2,713,898
†EnerNOC	20,785	161,084
†Everbridge	12,600	306,936
†Exa	12,100	166,980
Fair Isaac	23,439	3,267,631
†Gigamon	26,800	1,054,580
†Glu Mobile	91,532	228,830
†Guidance Software	20,549	135,829
†HubSpot	25,000	1,643,750
†Imperva	24,861	1,189,599
†MicroStrategy	7,084	1,357,790
†Mitek Systems	25,600	215,040
†MobileIron	37,600	227,480
†Model N	19,300	256,690
Monotype Imaging Holdings	30,131	551,397
†Park City Group	11,000	133,650
†Paycom Software	36,600	2,503,806
†Paylocity Holding	19,300	871,974
Pegasystems	26,902	1,569,732
Progress Software	37,500	1,158,375
†Proofpoint	31,920	2,771,614
†PROS Holdings	18,437	504,989
QAD Class A	7,073	226,690
†Qualys	23,325	951,660
†Rapid7	17,300	291,159
†RealNetworks	13,048	56,498
†RealPage	43,611	1,567,815
†RingCentral Class A	46,400	1,695,920
†Rosetta Stone	16,800	181,104
†Rubicon Project	23,600	121,304
†SecureWorks Class A	5,300	49,237

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Silver Spring Networks	27,800	$313,584
†Synchronoss Technologies	31,044	510,674
†Telenav	25,300	204,930
TiVo	88,261	1,646,068
†Upland Software	5,400	118,746
†Varonis Systems	14,200	528,240
†VASCO Data Security International	22,159	317,982
†Verint Systems	46,770	1,903,539
†VirnetX Holding	29,605	134,703
†Workiva	19,100	363,855
†Zendesk	72,200	2,005,716
†Zix	44,174	251,350

		52,463,209

Specialty Retail–2.04%
Aaron’s	49,400	1,921,660
Abercrombie & Fitch	50,900	633,196
American Eagle Outfitters	125,700	1,514,685
†America’s Car-Mart	5,585	217,257
†Asbury Automotive Group	14,944	845,083
†Ascena Retail Group	128,949	277,240
†At Home Group	6,300	146,727
Barnes & Noble	46,772	355,467
†Barnes & Noble Education	29,243	310,853
Big 5 Sporting Goods	14,893	194,354
†Boot Barn Holdings	11,100	78,588
Buckle	22,708	404,202
†Build-A-Bear Workshop	10,800	112,860
Caleres	32,025	889,655
Camping World Holdings Class A	7,900	243,715
†Carvana	11,300	231,311
Cato Class A	18,982	333,893
Chico’s FAS	97,900	922,218
Children’s Place	12,801	1,306,982
Citi Trends	8,976	190,471
†Conn’s	14,102	269,348
†Container Store Group	15,800	93,536
DSW Class A	50,400	892,080
†Express	55,275	373,106
Finish Line Class A	31,208	442,217
†Five Below	40,318	1,990,500
†Francesca’s Holdings	30,562	334,348
†Genesco	15,332	519,755
GNC Holdings	51,400	433,302
Group 1 Automotive	15,535	983,676
Guess	45,500	581,490
Haverty Furniture	15,414	386,891
†Hibbett Sports	16,983	352,397
†J. Jill	8,800	108,152
†Kirkland’s	12,675	130,299
Lithia Motors Class A	17,837	1,680,780
†Lumber Liquidators Holdings	19,116	479,047

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†MarineMax	18,140	$354,637
Monro Muffler Brake	23,649	987,346
Office Depot	384,500	2,168,580
†Party City Holdco	22,400	350,560
Pier 1 Imports	55,425	287,656
Rent-A-Center	35,910	420,865
†RH	25,367	1,636,679
†Select Comfort	30,511	1,082,835
Shoe Carnival	9,521	198,798
Sonic Automotive Class A	19,531	379,878
†Sportsman’s Warehouse Holdings	22,400	120,960
Tailored Brands	36,242	404,461
Tile Shop Holdings	23,900	493,535
Tilly’s Class A	6,263	63,569
†Vitamin Shoppe	19,407	226,092
West Marine	15,708	201,848
Winmark	1,509	194,586
†Zumiez	12,123	149,719

		30,903,945

Technology Hardware, Storage & Peripherals–0.58%
†3D Systems	80,600	1,507,220
†Avid Technology	28,700	150,962
CPI Card Group	14,400	41,040
†Cray	29,969	551,430
Diebold Nixdorf	56,100	1,570,800
†Eastman Kodak	12,000	109,200
†Electronics For Imaging	35,367	1,675,688
†Immersion	20,327	184,569
†Intevac	14,400	159,840
†Pure Storage Class A	69,100	885,171
†Quantum	20,800	162,448
†Stratasys	36,600	853,146
†Super Micro Computer	28,715	707,825
†USA Technologies	31,200	162,240

		8,721,579

Textiles, Apparel & Luxury Goods–0.72%
Columbia Sportswear	21,720	1,261,063
†Crocs	50,800	391,668
Culp	7,541	245,083
†Deckers Outdoor	24,400	1,665,544
†Delta Apparel	6,200	137,516
†Fossil Group	31,400	324,990
†G-III Apparel Group	32,196	803,290
†Iconix Brand Group	28,351	195,905
Movado Group	11,080	279,770
Oxford Industries	11,376	710,886
†Perry Ellis International	10,714	208,494
†Sequential Brands Group	33,810	134,902
†Steven Madden	46,334	1,851,043
Superior Uniform Group	4,900	109,515

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Unifi	12,374	$381,119
†Vera Bradley	16,479	161,165
Wolverine World Wide	72,908	2,042,153

		10,904,106

Thrift & Mortgage Finance–2.17%
†ASB Bancorp	2,100	92,295
Astoria Financial	68,953	1,389,403
Bank Mutual	26,825	245,449
BankFinancial	13,649	203,643
Bear State Financial	15,440	146,062
Beneficial Bancorp	52,356	785,340
†BofI Holding	44,860	1,064,079
†BSB Bancorp	5,900	172,575
Capitol Federal Financial	95,800	1,361,318
Charter Financial	7,993	143,874
Clifton Bancorp	17,062	282,035
Dime Community Bancshares	23,751	465,520
†Entegra Financial	4,700	106,925
ESSA Bancorp	7,100	104,512
†Essent Group	56,200	2,087,268
Federal Agricultural Mortgage Class C	6,174	399,458
First Defiance Financial	6,643	349,953
†Flagstar Bancorp	15,400	474,628
Greene County Bancorp	1,752	47,654
Hingham Institution for Savings	900	163,737
Home Bancorp	5,000	212,600
†HomeStreet	19,729	546,000
†Impac Mortgage Holdings	8,000	121,040
Kearny Financial	63,017	935,802
†LendingTree	4,705	810,201
†Malvern Bancorp	4,800	114,960
Meridian Bancorp	35,754	604,243
Meta Financial Group	6,000	534,000
†MGIC Investment	275,050	3,080,560
†Nationstar Mortgage Holdings	23,700	423,993
†NMI Holdings Class A	45,000	515,250
Northfield Bancorp	31,156	534,325
Northwest Bancshares	72,066	1,124,950
OceanFirst Financial	23,376	633,957
†Ocwen Financial	69,500	186,955
Oritani Financial	28,411	484,408
†PCSB Financial	13,400	228,604
†PennyMac Financial Services Class A	9,600	160,320
†PHH	39,252	540,500
†Provident Bancorp	1,600	36,000
Provident Financial Holdings	5,700	109,725
Provident Financial Services	45,731	1,160,653
Prudential Bancorp	6,000	108,960
Radian Group	162,654	2,659,393
Riverview Bancorp	14,300	94,952
SI Financial Group	9,700	156,170

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Southern Missouri Bancorp	5,100	$164,526
Territorial Bancorp	4,742	147,903
Timberland Bancorp	4,600	116,242
TrustCo Bank	71,303	552,598
United Community Financial	35,500	295,005
United Financial Bancorp	38,254	638,459
†Walker & Dunlop	20,363	994,325
Washington Federal	68,500	2,274,200
Waterstone Financial	19,664	370,666
Western New England Bancorp	19,100	193,865
WSFS Financial	21,391	970,082

		32,922,120

Tobacco–0.19%
†Turning Point Brands	6,900	105,846
Universal	18,942	1,225,547
Vector Group	69,806	1,488,264

		2,819,657

Trading Companies & Distributors–1.23%
Aircastle	35,544	773,082
Applied Industrial Technologies	29,030	1,714,221
†Beacon Roofing Supply	45,090	2,209,410
†BMC Stock Holdings	48,600	1,061,910
†CAI International	13,507	318,765
†DXP Enterprises	12,812	442,014
EnviroStar	3,600	97,380
†Foundation Building Materials	9,600	123,456
GATX	30,700	1,973,089
†GMS	17,500	491,750
H&E Equipment Services	23,081	471,083
†Herc Holdings	18,000	707,760
†Huttig Building Products	17,700	124,077
Kaman	20,052	999,993
†Lawson Products	3,800	84,170
†MRC Global	70,200	1,159,704
†Neff Class A	6,900	131,100
†Nexeo Solutions	19,500	161,850
†NOW	80,500	1,294,440
†Rush Enterprises Class A	21,819	811,230
†Rush Enterprises Class B	4,000	145,640
†SiteOne Landscape Supply	25,200	1,311,912
Textainer Group Holdings	19,120	277,240
†Titan Machinery	14,270	256,575
Triton International	32,286	1,079,644
†Veritiv	8,500	382,500
†Willis Lease Finance	3,700	98,901

		18,702,896

Water Utilities–0.35%
American States Water	27,354	1,296,853
†AquaVenture Holdings	7,800	118,794
Artesian Resources Class A	5,819	219,027

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities (continued)
†Cadiz	15,500	$209,250
California Water Service Group	36,042	1,326,346
Connecticut Water Service	7,525	417,713
Consolidated Water	11,200	138,880
Global Water Resources	6,283	62,202
Middlesex Water	11,631	460,588
†Pure Cycle	12,700	98,425
SJW Group	12,115	595,816
York Water	9,537	332,364

		5,276,258

Wireless Telecommunication Services–0.11%
†Boingo Wireless	25,597	382,931
Shenandoah Telecommunications	34,650	1,063,755
Spok Holdings	14,777	261,553

		1,708,239

Total Common Stock (Cost $1,026,904,093)		1,436,698,617

RIGHTS–0.03%
†=Durata Therapeutics CVR	14,227	0
†=Dyax CVR	122,431	135,898
†=Media General CVR	82,000	155,800
†=Tobira Therapeutics CVR	7,700	105,798

Total Rights (Cost $135,898)		397,496

	Number of Shares	Value (U.S. $)

WARRANTS–0.00%
†Asterias Biotherapeutics, exercise price $5.00, expiration date 9/29/17	2,400	$1,200
†=Greenhunter Energy, exercise price $27.50, expiration date 12/31/17	90	0

Total Warrants (Cost $1,800)		1,200

MONEY MARKET FUND–5.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	80,342,647	80,342,647

Total Money Market Fund (Cost $80,342,647)		80,342,647

	Principal Amount°

SHORT-TERM INVESTMENTS–0.26%
≠¥U.S. Treasury Obligations–0.26%
U.S. Treasury Bills
0.784% 8/3/17	385,000	384,719
1.068% 12/7/17	3,536,000	3,519,575

Total Short-Term Investments (Cost $3,904,040)		3,904,294

TOTAL VALUE OF SECURITIES–100.35% (Cost $1,111,288,478)	1,521,344,254
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.35%)	(5,274,264)

NET ASSETS APPLICABLE TO 50,323,840 SHARES OUTSTANDING–100.00%	$1,516,069,990

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,201,338,300 / 39,862,976 Shares)	$30.137

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($314,731,690 / 10,460,864 Shares)	$30.087

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,026,262,588
Undistributed net investment income	7,458,873
Accumulated net realized gain on investments	72,449,813
Net unrealized appreciation of investments and derivatives	409,898,716

TOTAL NET ASSETS	$1,516,069,990

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

†	Non-income producing for the period.

«

Includes $54,742 cash due to broker for futures contracts, $5,723,990 payable for securities purchased, $943,896 payable for fund shares redeemed and $556,979 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Depreciation
Equity Contracts:
1,145	E-mini Russell 2000 Index	$81,125,758	$80,968,675	9/18/17	$(157,083)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$10,962,923
Interest	13,126
Foreign tax withheld	(1,537)

10,974,512

EXPENSES:
Management fees	2,313,679
Distribution fees-Service Class	381,704
Accounting and administration expenses	180,459
Reports and statements to shareholders	87,813
Shareholder servicing fees	71,831
Professional fees	36,656
Index fees	32,850
Trustees’ fees and expenses	19,495
Custodian fees	9,827
Pricing fees	3,965
Consulting fees	2,401
Other	7,941

3,148,621
Less:
Management fees waived	(12,397)

Total operating expenses	3,136,224

NET INVESTMENT INCOME	7,838,288

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	58,571,435
Futures contracts	1,848,405

Net realized gain	60,419,840

Net change in unrealized appreciation (depreciation) of:
Investments	467,371
Foreign currencies	23
Futures contracts	33,271

Net change in unrealized appreciation (depreciation)	500,665

NET REALIZED AND UNREALIZED GAIN	60,920,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,758,793

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,838,288	$13,769,265
Net realized gain	60,419,840	33,807,644
Net change in unrealized appreciation (depreciation)	500,665	225,007,707

Net increase in net assets resulting from operations	68,758,793	272,584,616

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(14,709,032)
Service Class	—	(3,191,810)
Net realized gain on investments:
Standard Class	—	(26,088,177)
Service Class	—	(6,061,145)

	—	(50,050,164)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	109,883,569	169,570,756
Service Class	26,974,460	36,747,265
Reinvestment of dividends and distributions:
Standard Class	—	40,797,209
Service Class	—	9,252,955

	136,858,029	256,368,185

Cost of shares redeemed:
Standard Class	(81,118,016)	(453,985,542)
Service Class	(31,314,524)	(61,961,822)

	(112,432,540)	(515,947,364)

Increase (decrease) in net assets derived from capital share transactions	24,425,489	(259,579,179)

NET INCREASE (DECREASE) IN NET ASSETS	93,184,282	(37,044,727)
NET ASSETS:
Beginning of period	1,422,885,708	1,459,930,435

End of period	$1,516,069,990	$1,422,885,708

Undistributed (distributions in excess of) net investment income	$7,458,873	$(379,415)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$28.753	$24.643	$26.990	$26.722	$19.597	$17.026

Income (loss) from investment operations:
Net investment income[2]	0.166	0.257	0.246	0.235	0.219	0.267
Net realized and unrealized gain (loss)	1.218	4.789	(1.514)	0.965	7.205	2.434

Total from investment operations	1.384	5.046	(1.268)	1.200	7.424	2.701

Less dividends and distributions from:
Net investment income	—	(0.364)	(0.247)	(0.225)	(0.189)	(0.130)
Net realized gain	—	(0.572)	(0.832)	(0.707)	(0.110)	—

Total dividends and distributions	—	(0.936)	(1.079)	(0.932)	(0.299)	(0.130)

Net asset value, end of period	$30.137	$28.753	$24.643	$26.990	$26.722	$19.597

Total return[3]	4.81%	20.68%	(4.71% )	4.67%	37.90%	15.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,201,338	$1,117,983	$1,183,053	$1,085,366	$881,401	$406,060
Ratio of expenses to average net assets	0.38%	0.37%	0.37%	0.37%	0.39%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.38%	0.37%	0.37%	0.37%	0.39%	0.41%
Ratio of net investment income to average net assets	1.14%	1.02%	0.91%	0.89%	0.93%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.14%	1.02%	0.91%	0.89%	0.93%	1.44%
Portfolio turnover	11%	16%	32%	15%	17%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$28.741	$24.643	$26.987	$26.722	$19.602	$17.031

Income (loss) from investment operations:
Net investment income[2]	0.129	0.194	0.178	0.168	0.161	0.221
Net realized and unrealized gain (loss)	1.217	4.777	(1.510)	0.964	7.199	2.434

Total from investment operations	1.346	4.971	(1.332)	1.132	7.360	2.655

Less dividends and distributions from:
Net investment income	—	(0.301)	(0.180)	(0.160)	(0.130)	(0.084)
Net realized gain	—	(0.572)	(0.832)	(0.707)	(0.110)	—

Total dividends and distributions	—	(0.873)	(1.012)	(0.867)	(0.240)	(0.084)

Net asset value, end of period	$30.087	$28.741	$24.643	$26.987	$26.722	$19.602

Total return[3]	4.69%	20.38%	(4.95% )	4.41%	37.56%	15.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$314,732	$304,903	$276,877	$299,763	$325,878	$152,448
Ratio of expenses to average net assets	0.63%	0.62%	0.62%	0.62%	0.64%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.62%	0.62%	0.62%	0.64%	0.66%
Ratio of net investment income to average net assets	0.89%	0.77%	0.66%	0.64%	0.68%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89%	0.77%	0.66%	0.64%	0.68%	1.19%
Portfolio turnover	11%	16%	32%	15%	17%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s first $500 million of average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC. The fee is calculated daily and paid monthly.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$41,185
Legal	9,941

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $65,032 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has

LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$391,875
Distribution fees payable to LFD	64,373
Shareholder servicing fees payable to Lincoln Life	35,700
Printing and mailing fees payable to Lincoln Life	65,032

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$151,472,676
Sales	185,499,694

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,111,288,478

Aggregate unrealized appreciation	$492,711,186
Aggregate unrealized depreciation	(82,655,410)

Net unrealized appreciation	$410,055,776

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,519,187	$—	$—	$20,519,187
Air Freight & Logistics	4,429,873	—	—	4,429,873
Airlines	4,524,838	—	—	4,524,838
Auto Components	17,412,408	—	—	17,412,408
Automobiles	818,055	—	—	818,055
Banks	150,771,227	—	—	150,771,227
Beverages	3,492,824	—	—	3,492,824
Biotechnology	77,512,086	—	—	77,512,086
Building Products	17,797,962	—	—	17,797,962
Capital Markets	18,852,195	—	—	18,852,195
Chemicals	30,809,242	—	—	30,809,242
Commercial Services & Supplies	35,441,303	—	—	35,441,303
Communications Equipment	27,553,653	—	—	27,553,653
Construction & Engineering	17,216,591	—	—	17,216,591
Construction Materials	3,342,013	—	—	3,342,013
Consumer Finance	8,648,042	—	—	8,648,042
Containers & Packaging	1,743,334	—	—	1,743,334
Distributors	1,256,925	—	—	1,256,925
Diversified Consumer Services	12,775,362	—	—	12,775,362
Diversified Financial Services	1,503,359	—	—	1,503,359
Diversified Telecommunication Services	10,555,419	—	—	10,555,419
Electric Utilities	15,970,116	—	—	15,970,116
Electrical Equipment	9,788,199	—	—	9,788,199
Electronic Equipment, Instruments & Components	41,101,327	—	—	41,101,327
Energy Equipment & Services	19,705,518	—	—	19,705,518
Equity Real Estate Investment Trusts	100,897,546	—	—	100,897,546
Food & Staples Retailing	7,564,482	—	—	7,564,482
Food Products	17,949,075	—	—	17,949,075
Gas Utilities	18,054,428	—	—	18,054,428
Health Care Equipment & Supplies	54,426,439	—	—	54,426,439
Health Care Providers & Services	31,138,045	—	—	31,138,045
Health Care Technology	11,748,727	—	—	11,748,727
Hotels, Restaurants & Leisure	47,967,678	—	—	47,967,678
Household Durables	21,355,875	—	—	21,355,875
Household Products	3,904,926	—	—	3,904,926
Independent Power & Renewable Electricity Producers	6,197,554	—	—	6,197,554
Industrial Conglomerates	897,468	—	—	897,468
Insurance	35,243,571	555,200	—	35,798,771
Internet & Direct Marketing Retail	7,679,619	—	—	7,679,619
Internet Software & Services	42,581,249	—	—	42,581,249
IT Services	29,534,224	—	—	29,534,224
Leisure Products	5,424,893	—	—	5,424,893
Life Sciences Tools & Services	12,132,673	—	—	12,132,673
Machinery	50,887,562	—	—	50,887,562
Marine	1,723,698	—	—	1,723,698
Media	19,730,936	—	—	19,730,936
Metals & Mining	18,745,065	—	—	18,745,065
Mortgage Real Estate Investment Trusts	12,676,723	—	—	12,676,723
Multiline Retail	5,171,328	—	—	5,171,328
Multi-Utilities	7,407,797	—	—	7,407,797

LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Oil, Gas & Consumable Fuels	$27,113,234	$—	$—	$27,113,234
Paper & Forest Products	8,542,530	—	—	8,542,530
Personal Products	2,481,547	—	—	2,481,547
Pharmaceuticals	28,925,399	—	—	28,925,399
Professional Services	18,258,280	—	—	18,258,280
Real Estate Management & Development	7,349,237	—	—	7,349,237
Road & Rail	9,905,918	—	—	9,905,918
Semiconductors & Semiconductor Equipment	44,562,624	—	—	44,562,624
Software	52,463,209	—	—	52,463,209
Specialty Retail	30,903,945	—	—	30,903,945
Technology Hardware, Storage & Peripherals	8,721,579	—	—	8,721,579
Textiles, Apparel & Luxury Goods	10,904,106	—	—	10,904,106
Thrift & Mortgage Finance	32,922,120	—	—	32,922,120
Tobacco	2,819,657	—	—	2,819,657
Trading Companies & Distributors	18,702,896	—	—	18,702,896
Water Utilities	5,276,258	—	—	5,276,258
Wireless Telecommunication Services	1,708,239	—	—	1,708,239
Rights	—	—	397,496	397,496
Warrants	1,200	—	—	1,200
Money Market Fund	80,342,647	—	—	80,342,647
Short-Term Investments	—	3,904,294	—	3,904,294

Total Investments	$1,516,487,264	$4,459,494	$397,496	$1,521,344,254

Derivatives:
Liabilities:
Futures Contracts	$(157,083)	$—	$—	$(157,083)

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	3,744,022	6,849,377
Service Class	922,018	1,471,986
Shares reinvested:
Standard Class	—	1,486,599
Service Class	—	337,874

	4,666,040	10,145,836

Shares redeemed:
Standard Class	(2,763,247)	(17,461,662)
Service Class	(1,069,851)	(2,436,747)

	(3,833,098)	(19,898,409)

Net increase (decrease)	832,942	(9,752,573)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(157,083)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,848,405	$33,271

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$44,331,049	$—

At June 30, 2017, the Fund pledged U.S. Treasury Obligations with a value of $3,904,294 as collateral for futures contracts.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2017, the Fund had no assets and liabilities subject to offsetting provisions.

LVIP SSGA Small-Cap Index Fund–34

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Small-Cap Index Fund–35

LVIP SSGA SMID Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP SSGA SMID Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,048.30	0.25%	$1.27
Service Class Shares	1,000.00	1,047.00	0.50%	2.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	93.02%
Equity Funds	93.02%
Unaffiliated Investment	6.69%
Money Market Fund	6.69%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.02%
Equity Funds–93.02%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	5,386,850	$65,493,319
LVIP SSGA Small-Cap Index Fund	8,760,301	264,009,194

Total Affiliated Investments (Cost $278,766,559)		329,502,513

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.69%
Money Market Fund–6.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	23,697,113	$23,697,113

Total Unaffiliated Investment (Cost $23,697,113)		23,697,113

TOTAL VALUE OF SECURITIES–99.71% (Cost $302,463,672)	353,199,626
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,044,256

NET ASSETS APPLICABLE TO 28,724,925 SHARES OUTSTANDING–100.00%	$354,243,882

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts:
255 E-mini Russell 2000 Index	$17,845,319	$18,032,325	9/18/17	$187,006	$—
25 E-mini S&P MidCap 400 Index	4,414,152	4,365,250	9/18/17	—	(48,902)

Total				$187,006	$(48,902)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$329,502,513
Unaffiliated investment, at value	23,697,113

Total investments, at value	353,199,626
Cash collateral held at broker for futures contracts	831,971
Receivable for fund shares sold	194,022
Unrealized appreciation on futures contracts	187,006
Receivable for investments sold	143,108
Expense reimbursement from Lincoln Investment Advisors Corporation	20,721
Dividends receivable from investments	15,207

TOTAL ASSETS	354,591,661

LIABILITIES:
Due to manager and affiliates	161,291
Payable for fund shares redeemed	99,149
Unrealized depreciation on futures contracts	48,902
Other accrued expenses payable	23,795
Cash due to custodian	14,642

TOTAL LIABILITIES	347,779

TOTAL NET ASSETS	$354,243,882

Affiliated investments, at cost	$278,766,559
Unaffiliated investment, at cost	23,697,113

Total investments, at cost	$302,463,672

Standard Class:
Net Assets	$113,126
Shares Outstanding	9,161
Net Asset Value Per Share	$12.349

Service Class:
Net Assets	$354,130,756
Shares Outstanding	28,715,764
Net Asset Value Per Share	$12.332

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$321,985,789
Accumulated net investment loss	(704,169)
Accumulated net realized loss on investments	(17,911,796)
Net unrealized appreciation of investments and derivatives	50,874,058

TOTAL NET ASSETS	$354,243,882

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$61,248

EXPENSES:
Management fees	1,475,279
Distribution fees-Service Class	409,653
Accounting and administration expenses	26,416
Professional fees	18,320
Reports and statements to shareholders	17,130
Shareholder servicing fees	16,878
Trustees’ fees and expenses	4,303
Custodian fees	2,249
Consulting fees	2,188
Pricing fees	53
Other	796

1,973,265
Less:
Management fees waived	(1,098,263)
Expenses reimbursed	(55,549)

Total operating expenses	819,453

NET INVESTMENT LOSS	(758,205)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(42,662)
Futures contracts	565,357

Net realized gain	522,695

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	15,113,395
Futures contracts	369,974

Net change in unrealized appreciation (depreciation)	15,483,369

NET REALIZED AND UNREALIZED GAIN	16,006,064

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,247,859

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(758,205)	$2,282,353
Net realized gain (loss)	522,695	(12,751,020)
Net change in unrealized appreciation (depreciation)	15,483,369	47,051,326

Net increase in net assets resulting from operations	15,247,859	36,582,659

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,779)
Service Class	—	(2,616,061)

	—	(2,617,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,847	27,396
Service Class	63,136,068	92,923,850
Reinvestment of dividends and distributions:
Standard Class	—	1,779
Service Class	—	2,616,061

	63,138,915	95,569,086

Cost of shares redeemed:
Standard Class	(55,584)	(65,307)
Service Class	(17,655,274)	(26,826,698)

	(17,710,858)	(26,892,005)

Increase in net assets derived from capital share transactions	45,428,057	68,677,081

NET INCREASE IN NET ASSETS	60,675,916	102,641,900
NET ASSETS:
Beginning of period	293,567,966	190,926,066

End of period	$354,243,882	$293,567,966

Undistributed (Accumulated) net investment income (loss)	$(704,169)	$54,036

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/17[1]		Year Ended			5/1/13[3] to
	(unaudited)		12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.780		$10.323	$11.396	$11.685	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)		0.131	0.099	0.105	0.154
Net realized and unrealized gain (loss)	0.582		1.459	(1.087)	(0.268)	1.653

Total from investment operations	0.569		1.590	(0.988)	(0.163)	1.807

Less dividends and distributions from:
Net investment income	—		(0.133)	(0.085)	(0.126)	(0.122)
Return of capital	—		—	—	—	— [5]

Total dividends and distributions	—		(0.133)	(0.085)	(0.126)	(0.122)

Net asset value, end of period	$12.349		$11.780	$10.323	$11.396	$11.685

Total return[6]	4.83%		15.40%	(8.68% )	(1.40% )	18.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$113		$160	$174	$96	$158
Ratio of expenses to average net assets[7]	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.95%		0.97%	0.99%	1.03%	1.58%
Ratio of net investment income (loss) to average net assets	(0.21%	)	1.24%	0.88%	0.93%	2.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.91%	)	0.52%	0.14%	0.15%	0.76%
Portfolio turnover	2%		22%	6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $1 was made by the Fund’s Standard Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/17[1]		Year Ended			5/1/13[3] to
	(unaudited)		12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.778		$10.324	$11.396	$11.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.028)		0.106	0.071	0.077	0.139
Net realized and unrealized gain (loss)	0.582		1.454	(1.085)	(0.267)	1.648

Total from investment operations	0.554		1.560	(1.014)	(0.190)	1.787

Less dividends and distributions from:
Net investment income	—		(0.106)	(0.058)	(0.098)	(0.103)
Return of capital	—		—	—	—	— [5]

Total dividends and distributions	—		(0.106)	(0.058)	(0.098)	(0.103)

Net asset value, end of period	$12.332		$11.778	$10.324	$11.396	$11.684

Total return[6]	4.70%		15.11%	(8.91% )	(1.63% )	17.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$354,131		$293,408	$190,752	$99,047	$29,197
Ratio of expenses to average net assets[7]	0.50%		0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.20%		1.22%	1.24%	1.28%	1.83%
Ratio of net investment income (loss) to average net assets	(0.46%	)	0.99%	0.63%	0.68%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.16%	)	0.27%	(0.11% )	(0.10% )	0.51%
Portfolio turnover	2%		22%	6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $104 was made by the Fund’s Service Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.67% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class and 0.50% for the Service Class. This agreement will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$9,103
Legal	2,198

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,739 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$20,721
Management fees payable to LIAC	66,684
Distribution fees payable to LFD	72,460
Shareholder servicing fees payable to Lincoln Life	8,408
Printing & mailing fees payable to Lincoln Life	13,739

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	$54,386,671	$9,280,170	$1,554,174	$(21,024)	$3,401,676	$65,493,319	$—	$—
LVIP SSGA Small-Cap Index Fund	218,663,556	36,807,139	3,151,582	(21,638)	11,711,719	264,009,194	—	—

Total	$273,050,227	$46,087,309	$4,705,756	$(42,662)	$15,113,395	$329,502,513	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$46,087,309
Sales	4,705,756

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$302,463,672

Aggregate unrealized appreciation	$50,735,954
Aggregate unrealized depreciation	—

Net unrealized appreciation	$50,735,954

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$11,898,708	$1,016,324	$12,915,032

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$329,502,513
Unaffiliated Investment	23,697,113

Total Investments	$353,199,626

Derivatives:
Assets:
Futures Contracts	$187,006

Liabilities:
Futures Contracts	$(48,902)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	236	2,440
Service Class	5,267,234	8,704,381
Shares reinvested:
Standard Class	—	151
Service Class	—	221,208

	5,267,470	8,928,180

Shares redeemed:
Standard Class	(4,641)	(5,918)
Service Class	(1,462,791)	(2,491,371)

	(1,467,432)	(2,497,289)

Net increase	3,800,038	6,430,891

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Unrealized appreciation on futures contracts	$187,006	Unrealized depreciation on futures contracts	$(48,902)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$565,357	$369,974

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,067,913	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP T. Rowe Price Growth Stock Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP T. Rowe Price Growth Stock Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,194.90	0.68%	$3.70
Service Class Shares	1,000.00	1,193.40	0.93%	5.06
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	94.94%
Aerospace & Defense	1.58%
Airlines	1.20%
Auto Components	0.47%
Automobiles	1.79%
Banks	1.59%
Biotechnology	4.26%
Building Products	0.46%
Capital Markets	4.24%
Electric Utilities	0.89%
Electrical Equipment	1.13%
Equity Real Estate Investment Trusts	2.76%
Food & Staples Retailing	0.70%
Food Products	0.36%
Health Care Equipment & Supplies	4.84%
Health Care Providers & Services	6.12%
Hotels, Restaurants & Leisure	2.81%
Industrial Conglomerates	2.06%
Internet & Direct Marketing Retail	9.86%
Internet Software & Services	13.41%
IT Services	8.56%
Machinery	1.51%
Media	0.11%
Multiline Retail	0.57%
Pharmaceuticals	1.38%
Professional Services	0.71%
Semiconductors & Semiconductor Equipment	1.50%
Software	8.20%
Specialty Retail	4.07%
Technology Hardware, Storage & Peripherals	5.20%
Tobacco	1.86%
Wireless Telecommunication Services	0.74%
Convertible Preferred Stock	0.67%
Money Market Fund	4.47%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	6.00%
Alphabet Class A & Class C	5.71%
Apple	5.20%
Facebook Class A	3.66%
Priceline Group	3.46%
Microsoft	3.13%
PayPal Holdings	2.77%
Visa Class A	2.63%
Alibaba Group Holding ADR	2.45%
Philip Morris International	1.86%
Total	36.87%

IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.94%
Aerospace & Defense–1.58%
Boeing	104,400	$20,645,100

		20,645,100

Airlines–1.20%
American Airlines Group	312,000	15,699,840

		15,699,840

Auto Components–0.47%
Delphi Automotive	70,400	6,170,560

		6,170,560

Automobiles–1.79%
Ferrari	118,192	10,166,876
†Tesla	36,378	13,154,648

		23,321,524

Banks–1.59%
First Republic Bank	86,039	8,612,504
JPMorgan Chase & Co.	133,100	12,165,340

		20,777,844

Biotechnology–4.26%
†Alexion Pharmaceuticals	146,508	17,825,628
†Biogen	54,869	14,889,252
†Celgene	52,400	6,805,188
†Vertex Pharmaceuticals	123,754	15,948,178

		55,468,246

Building Products–0.46%
Fortune Brands Home & Security	92,653	6,044,682

		6,044,682

Capital Markets–4.24%
Charles Schwab	188,300	8,089,368
Intercontinental Exchange	219,500	14,469,440
Morgan Stanley	368,000	16,398,080
State Street	82,800	7,429,644
TD Ameritrade Holding	205,012	8,813,466

		55,199,998

Electric Utilities–0.89%
NextEra Energy	83,200	11,658,816

		11,658,816

Electrical Equipment–1.13%
Acuity Brands	72,617	14,761,584

		14,761,584

Equity Real Estate Investment Trusts–2.76%
American Tower	147,300	19,490,736
Crown Castle International	102,000	10,218,360
Equinix	14,712	6,313,802

		36,022,898

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–0.70%
Walgreens Boots Alliance	115,649	$9,056,473

		9,056,473

Food Products–0.36%
Mondelez International	107,682	4,650,786

		4,650,786

Health Care Equipment & Supplies–4.84%
Becton Dickinson & Co.	78,304	15,277,893
Danaher	117,740	9,936,079
†Intuitive Surgical	21,700	20,297,529
Stryker	126,900	17,611,182

		63,122,683

Health Care Providers & Services–6.12%
Aetna	65,065	9,878,819
Anthem	32,600	6,133,038
†Centene	59,012	4,713,878
Cigna	69,410	11,618,540
†HCA Healthcare	144,700	12,617,840
Humana	50,669	12,191,975
UnitedHealth Group	121,600	22,547,072

		79,701,162

Hotels, Restaurants & Leisure–2.81%
Marriott International Class A	66,856	6,706,325
MGM Resorts International	70,210	2,196,871
Restaurant Brands International	22,711	1,420,346
Starbucks	276,400	16,116,884
Yum Brands	137,700	10,156,752

		36,597,178

Industrial Conglomerates–2.06%
Honeywell International	100,900	13,448,961
Roper Technologies	57,785	13,378,961

		26,827,922

Internet & Direct Marketing Retail–9.86%
†Amazon.com	80,779	78,194,072
†Ctrip.com International ADR	86,000	4,631,960
†=pFlipkart Limited	4,035	483,232
†=pFlipkart Limited Ordinary Shares	800	70,491
†Priceline Group.	24,100	45,079,532

		128,459,287

Internet Software & Services–13.41%
†Alibaba Group Holding ADR	226,750	31,949,075
†Alphabet Class A	43,600	40,534,048
†Alphabet Class C	37,283	33,880,180
†=pDropbox Class A	34,588	281,892
†Facebook Class A	315,893	47,693,525
MercadoLibre	16,400	4,114,432
Tencent Holdings	402,300	14,386,536

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†VeriSign	20,329	$1,889,784

		174,729,472

IT Services–8.56%
Fidelity National Information Services	109,023	9,310,564
†Fiserv	84,267	10,309,225
Mastercard Class A	177,900	21,605,955
†PayPal Holdings	672,600	36,098,442
Visa Class A	365,300	34,257,834

		111,582,020

Machinery–1.51%
Fortive	75,470	4,781,024
Illinois Tool Works	68,900	9,869,925
Wabtec	54,442	4,981,443

		19,632,392

Media–0.11%
†Altice USA Class A	44,129	1,425,367

		1,425,367

Multiline Retail–0.57%
Dollar General	102,900	7,418,061

		7,418,061

Pharmaceuticals–1.38%
Merck & Co.	161,800	10,369,762
Zoetis	121,700	7,591,646

		17,961,408

Professional Services–0.71%
Equifax	67,033	9,211,675
†=pWeWork Companies	1,912	99,061

		9,310,736

Semiconductors & Semiconductor Equipment–1.50%
ASML Holding (New York Shares)	20,900	2,723,479
NVIDIA	32,800	4,741,568
Xilinx	187,300	12,047,136

		19,512,183

Software–8.20%
†Electronic Arts	106,200	11,227,464
Intuit	101,400	13,466,934
Microsoft	591,700	40,785,881
†salesforce.com	209,500	18,142,700
†ServiceNow	92,627	9,818,462
†Snap Class A	333,472	5,925,797
†=pSnap Class A	43,793	778,202
†=pSnap Class B	43,793	778,202
†Workday Class A	60,500	5,868,500

		106,792,142

Specialty Retail–4.07%
†AutoZone	21,630	12,339,050

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot	70,200	$10,768,680
L Brands	139,100	7,496,099
Lowe’s	71,300	5,527,889
†O’Reilly Automotive	52,400	11,461,976
Ross Stores	37,000	2,136,010
Tractor Supply	60,378	3,273,091

		53,002,795

Technology Hardware, Storage & Peripherals–5.20%
Apple	470,447	67,753,777

		67,753,777

Tobacco–1.86%
Philip Morris International	206,700	24,276,915

		24,276,915

Wireless Telecommunication Services–0.74%
†T-Mobile US	159,500	9,668,890

		9,668,890

Total Common Stock (Cost $876,720,205)		1,237,252,741

CONVERTIBLE PREFERRED STOCK–0.67%
†=pAirbnb Series D	14,304	1,501,920
†=pAirbnb Series E	14,245	1,495,725
†=pFlipkart Limited Series A	274	24,143
†=pFlipkart Limited Series C	482	42,471
†=pFlipkart Limited Series E	894	78,773
†=pFlipkart Limited Series H	5,220	742,493
†=pMagic Leap Series C	47,862	1,102,405
†=pUber Technologies Series G	34,107	1,457,392
†=pWeWork Companies Series E	17,187	890,458
†=pXiaoju Kuaizhi (Didi)	26,379	1,343,538

Total Convertible Preferred Stock (Cost $6,893,710)		8,679,318

MONEY MARKET FUND–4.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	58,277,523	58,277,523

Total Money Market Fund (Cost $58,277,523)		58,277,523

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.08% (Cost $941,891,438)	$1,304,209,582
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,053,182)

NET ASSETS APPLICABLE TO 32,991,141 SHARES OUTSTANDING–100.00%	$1,303,156,400

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($1,014,840,902 / 25,576,407 Shares)	$39.679
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($288,315,498 / 7,414,734 Shares)	$38.884
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$ 888,577,523
Undistributed net investment income	836,662
Accumulated net realized gain on investments	51,424,712
Net unrealized appreciation of investments	362,317,503

TOTAL NET ASSETS	$1,303,156,400

†	Non-income producing for the period.

«	Includes $882,770 payable for securities purchased, $625,142 payable for fund shares redeemed and $755,551 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2017, the aggregate value of restricted securities was $11,170,398, which represented 0.86% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$ 582,359	$ 1,501,920
Airbnb Series E	7/14/15	1,326,130	1,495,725
Dropbox Class A	11/7/14	660,672	281,892
Flipkart Limited	12/17/14	483,232	483,232
Flipkart Limited Ordinary Shares	3/19/15	91,200	70,491
Flipkart Limited Series A	3/19/15	31,236	24,143
Flipkart Limited Series C	3/19/15	54,948	42,471
Flipkart Limited Series E	3/19/15	101,916	78,773
Flipkart Limited Series H	4/17/15	742,493	742,493
Magic Leap Series C	1/20/16	1,102,405	1,102,405
Snap Class A	5/6/16	672,660	778,202
Snap Class B	5/6/16	672,660	778,202
Uber Technologies Series G	12/3/15	1,663,473	1,457,392
WeWork Companies	6/23/15	62,885	99,061
WeWork Companies Series E	6/23/15	565,274	890,458
Xiaoju Kuaizhi (Didi)	10/19/15	723,476	1,343,538

Total		$9,537,019	$11,170,398

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of financial statements.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$ 5,408,758
Foreign tax withheld	(29,724)

5,379,034

EXPENSES:
Management fees	3,673,832
Distribution fees-Service Class	336,581
Accounting and administration expenses	143,015
Shareholder servicing fees	58,860
Professional fees	32,204
Reports and statements to shareholders	23,722
Trustees’ fees and expenses	15,262
Custodian fees	10,000
Pricing fees	2,263
Consulting fees	2,114
Other	4,545

4,302,398
Less:
Management fees waived	(44,943)

Total operating expenses	4,257,455

NET INVESTMENT INCOME	1,121,579

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	62,696,679
Foreign currencies	(86)
Foreign currency exchange contracts	(16)

Net realized gain	62,696,577

Net change in unrealized appreciation (depreciation) of:
Investments	138,332,783
Foreign currencies	394

Net change in unrealized appreciation (depreciation)	138,333,177

NET REALIZED AND UNREALIZED GAIN	201,029,754

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,151,333

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,121,579	$ 646,165
Net realized gain (loss)	62,696,577	(5,105,479)
Net change in unrealized appreciation (depreciation)	138,333,177	21,827,136

Net increase in net assets resulting from operations	202,151,333	17,367,822

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(826,563)
Net realized gain on investments:
Standard Class	—	(8,969,800)
Service Class	—	(3,501,455)
Return of capital:
Standard Class	—	(105,823)
Service Class	—	(32,544)

	—	(13,436,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	135,486,861	296,182,221
Service Class	26,139,075	43,737,549
Reinvestment of dividends and distributions:
Standard Class	—	9,902,186
Service Class	—	3,533,999

	161,625,936	353,355,955

Cost of shares redeemed:
Standard Class	(104,667,320)	(105,887,681)
Service Class	(35,147,376)	(70,568,002)

	(139,814,696)	(176,455,683)

Increase in net assets derived from capital share transactions	21,811,240	176,900,272

NET INCREASE IN NET ASSETS	223,962,573	180,831,909
NET ASSETS:
Beginning of period	1,079,193,827	898,361,918

End of period	$1,303,156,400	$1,079,193,827

Undistributed (distributions in excess of) net investment income	$ 836,662	$ (284,917)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14		12/31/13		12/31/12

Net asset value, beginning of period	$33.206	$33.230	$31.180	$28.681		$20.627		$17.435

Income (loss) from investment operations:
Net investment income (loss)[2]	0.047	0.044	(0.011)	(0.015)		(0.021)		0.041
Net realized and unrealized gain	6.426	0.412	3.294	2.514		8.075		3.151

Total from investment operations	6.473	0.456	3.283	2.499		8.054		3.192

Less dividends and distributions from:
Net investment income	—	(0.033)	—	—		—		—
Net realized gain	—	(0.443)	(1.233)	—		—		—
Return of capital	—	(0.004)	—	—		—		—

Total dividends and distributions	—	(0.480)	(1.233)	—		—		—

Net asset value, end of period	$39.679	$33.206	$33.230	$31.180		$28.681		$20.627

Total return[3]	19.49%	1.39%	10.73%	8.71%		39.05%		18.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,014,841	$829,032	$624,231	$201,096		$170,906		$123,228
Ratio of expenses to average net assets	0.68%	0.68%	0.71%	0.76%		0.78%		0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.69%	0.71%	0.76%		0.78%		0.80%
Ratio of net investment income (loss) to average net assets	0.25%	0.14%	(0.03% )	(0.05%	)	(0.09%	)	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.24%	0.13%	(0.03% )	(0.05%	)	(0.09%	)	0.21%
Portfolio turnover	32%	44%	35%	41%		39%		50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14		12/31/13		12/31/12

Net asset value, beginning of period	$32.582		$32.662	$30.743	$28.351		$20.440		$17.320

Income (loss) from investment operations:
Net investment income (loss)[2]	0.001		(0.035)	(0.093)	(0.087)		(0.080)		(0.009)
Net realized and unrealized gain	6.301		0.402	3.245	2.479		7.991		3.129

Total from investment operations	6.302		0.367	3.152	2.392		7.911		3.120

Less dividends and distributions from:
Net realized gain	—		(0.443)	(1.233)	—		—		—
Return of capital	—		(0.004)	—	—		—		—

Total dividends and distributions	—		(0.447)	(1.233)	—		—		—

Net asset value, end of period	$38.884		$32.582	$32.662	$30.743		$28.351		$20.440

Total return[3]	19.34%		1.15%	10.45%	8.44%		38.70%		18.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$288,315		$250,162	$274,131	$190,460		$199,544		$150,409
Ratio of expenses to average net assets	0.93%		0.93%	0.96%	1.01%		1.03%		1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%		0.94%	0.96%	1.01%		1.03%		1.05%
Ratio of net investment income (loss) to average net assets	—	[4]	(0.11% )	(0.28% )	(0.30%	)	(0.34%	)	(0.04%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.01%	)	(0.12% )	(0.28% )	(0.30%	)	(0.34%	)	(0.04%	)
Portfolio turnover	32%		44%	35%	41%		39%		50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[4]	Amount is less than 0.005%.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value(“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees the (“Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $2,741 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly. For the period January 1, 2017 through March 31, 2017, LIAC voluntarily agreed to waive a portion of its advisory fee in the amount of $44,943.

T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$32,273
Legal.	7,791

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,734 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$650,646
Distribution fees payable to LFD	59,511
Shareholder servicing fees payable to Lincoln Life	29,660
Printing & mailing fees payable to Lincoln Life	15,734

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $720,481 and securities sales of $230,255.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$364,959,584
Sales	391,130,342

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics can not be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$941,891,438

Aggregate unrealized appreciation	$367,190,126
Aggregate unrealized depreciation	(4,871,982)

Net unrealized appreciation	$362,318,144

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carry forward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2016, the fund had the following capital loss carryforwards for federal income tax purposes.

Post Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,154,295	$—	$4,154,295

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,645,100	$—	$20,645,100
Airlines	15,699,840	—	15,699,840
Auto Components	6,170,560	—	6,170,560
Automobiles	23,321,524	—	23,321,524
Banks	20,777,844	—	20,777,844
Biotechnology	55,468,246	—	55,468,246
Building Products	6,044,682	—	6,044,682
Capital Markets	55,199,998	—	55,199,998
Electric Utilities.	11,658,816	—	11,658,816
Electrical Equipment	14,761,584	—	14,761,584
Equity Real Estate Investment Trusts	36,022,898	—	36,022,898
Food & Staples Retailing.	9,056,473	—	9,056,473
Food Products	4,650,786	—	4,650,786
Health Care Equipment & Supplies	63,122,683	—	63,122,683
Health Care Providers & Services	79,701,162	—	79,701,162
Hotels, Restaurants & Leisure	36,597,178	—	36,597,178
Industrial Conglomerates	26,827,922	—	26,827,922
Internet & Direct Marketing Retail	127,905,564	553,723	128,459,287
Internet Software & Services	174,447,580	281,892	174,729,472
IT Services.	111,582,020	—	111,582,020
Machinery	19,632,392	—	19,632,392
Media	1,425,367	—	1,425,367
Multiline Retail	7,418,061	—	7,418,061
Pharmaceuticals	17,961,408	—	17,961,408
Professional Services	9,211,675	99,061	9,310,736
Semiconductors & Semiconductor Equipment	19,512,183	—	19,512,183
Software	105,235,738	1,556,404	106,792,142
Specialty Retail	53,002,795	—	53,002,795
Technology Hardware, Storage & Peripherals	67,753,777	—	67,753,777
Tobacco.	24,276,915	—	24,276,915
Wireless Telecommunication Services	9,668,890	—	9,668,890
Convertible Preferred Stock	—	8,679,318	8,679,318
Money Market Fund	58,277,523	—	58,277,523

Total Investments	$1,293,039,184	$11,170,398	$1,304,209,582

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	3,457,653	9,169,305
Service Class	707,687	1,427,149
Shares reinvested:
Standard Class	—	301,999
Service Class	—	110,083

	4,165,340	11,008,536

Shares redeemed:
Standard Class	(2,847,326)	(3,290,641)
Service Class	(970,963)	(2,252,077)

	(3,818,289)	(5,542,718)

Net increase	347,051	5,465,818

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2017.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(16)	$—

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$8,809	$50,859

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a small number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflects fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,127.70	0.75%	$3.96
Service Class Shares	1,000.00	1,126.30	1.00%	5.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.89%
Aerospace & Defense	1.63%
Air Freight & Logistics	0.47%
Airlines	1.28%
Auto Components	0.54%
Automobiles	0.38%
Banks	2.50%
Beverages	1.15%
Biotechnology	4.48%
Building Products	1.08%
Capital Markets	3.80%
Chemicals	2.66%
Commercial Services & Supplies	2.00%
Communications Equipment	1.52%
Construction & Engineering	0.19%
Construction Materials	1.08%
Consumer Finance	0.19%
Containers & Packaging	1.09%
Diversified Consumer Services	0.62%
Electrical Equipment	1.50%
Electronic Equipment, Instruments & Components	1.75%
Energy Equipment & Services	0.11%
Equity Real Estate Investment Trusts	3.31%
Food & Staples Retailing	0.51%
Food Products	3.43%
Gas Utilities	0.27%
Health Care Equipment & Supplies	4.42%
Health Care Providers & Services	3.37%
Health Care Technology	0.97%
Hotels, Restaurants & Leisure	3.46%
Household Durables	2.29%
Household Products	0.85%
Industrial Conglomerates	0.44%
Insurance	1.12%
Internet & Direct Marketing Retail	0.59%
Internet Software & Services	2.21%
IT Services	6.86%
Leisure Products	0.31%
Life Sciences Tools & Services	1.93%
Machinery	3.56%
Marine	0.16%

Security Type/Sector	Percentage of Net Assets
Media	0.80%
Metals & Mining	0.35%
Multiline Retail	1.38%
Multi-Utilities	0.22%
Oil, Gas & Consumable Fuels	1.37%
Pharmaceuticals	1.40%
Professional Services	3.29%
Real Estate Management & Development	0.34%
Road & Rail	1.55%
Semiconductors & Semiconductor Equipment	2.51%
Software	8.03%
Specialty Retail	5.81%
Textiles, Apparel & Luxury Goods	1.36%
Trading Companies & Distributors	0.40%
Convertible Preferred Stock	0.97%
Money Market Fund	0.21%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Fiserv	0.97%
SBA Communications	0.90%
Ross Stores	0.88%
Intuitive Surgical	0.87%
Dollar General	0.87%
Vulcan Materials	0.85%
CBOE Holdings	0.80%
Electronic Arts	0.79%
Amphenol Class A	0.78%
Zoetis	0.77%
Total	8.48%

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–98.89%
Aerospace & Defense–1.63%
BWX Technologies	4,987	$243,116
Huntington Ingalls Industries	6,600	1,228,656
Rockwell Collins	45,100	4,739,108
Textron	41,000	1,931,100
TransDigm Group	15,200	4,086,824

		12,228,804

Air Freight & Logistics–0.47%
CH Robinson Worldwide	25,200	1,730,736
Expeditors International of Washington	32,100	1,813,008

		3,543,744

Airlines–1.28%
Alaska Air Group	36,200	3,249,312
Allegiant Travel	7,500	1,017,000
Copa Holdings Class A	11,800	1,380,600
†Spirit Airlines	16,900	872,885
†United Continental Holdings	40,900	3,077,725

		9,597,522

Auto Components–0.54%
BorgWarner	39,500	1,673,220
Delphi Automotive	27,100	2,375,315

		4,048,535

Automobiles–0.38%
Ferrari	20,980	1,804,700
Harley-Davidson	18,900	1,020,978

		2,825,678

Banks–2.50%
BankUnited	51,100	1,722,581
Citizens Financial Group	76,900	2,743,792
Fifth Third Bancorp	81,100	2,105,356
First Republic Bank	41,000	4,104,100
†Signature Bank	12,300	1,765,419
†SVB Financial Group	20,200	3,550,958
Webster Financial	53,312	2,783,953

		18,776,159

Beverages–1.15%
Brown-Forman Class B	65,324	3,174,746
Constellation Brands Class A	3,700	716,801
Dr Pepper Snapple Group	44,800	4,081,728
†Monster Beverage	13,200	655,776

		8,629,051

Biotechnology–4.48%
†ACADIA Pharmaceuticals	36,300	1,012,407
†Agios Pharmaceuticals	14,500	746,025
†Alexion Pharmaceuticals	10,600	1,289,702
†Alkermes	53,600	3,107,192
†Alnylam Pharmaceuticals	15,400	1,228,304

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	38,300	$3,478,406
†Bioverativ	25,300	1,522,301
†Bluebird Bio	11,600	1,218,580
†Incyte	44,900	5,653,359
†Intercept Pharmaceuticals	4,000	484,280
†Ironwood Pharmaceuticals	102,600	1,937,088
†Kite Pharma	12,100	1,254,407
†Neurocrine Biosciences	39,917	1,836,182
†Seattle Genetics	23,500	1,215,890
†TESARO	25,297	3,538,038
†Ultragenyx Pharmaceutical	7,300	453,403
†United Therapeutics	10,100	1,310,273
†Vertex Pharmaceuticals	18,000	2,319,660

		33,605,497

Building Products–1.08%
Allegion	47,300	3,836,976
Fortune Brands Home & Security	65,383	4,265,587

		8,102,563

Capital Markets–3.80%
CBOE Holdings	65,400	5,977,560
†E*TRADE Financial	57,100	2,171,513
FactSet Research Systems	8,350	1,387,603
Financial Engines	23,000	841,800
Invesco	28,200	992,358
Lazard Class A	68,400	3,168,972
Moody’s	31,500	3,832,920
MSCI Class A	24,700	2,543,853
Northern Trust	17,000	1,652,570
State Street	28,200	2,530,386
TD Ameritrade Holding	79,800	3,430,602

		28,530,137

Chemicals–2.66%
Air Products & Chemicals	16,800	2,403,408
Ashland Global Holdings	24,800	1,634,568
Celanese Class A	23,900	2,269,066
CF Industries Holdings	48,500	1,356,060
NewMarket	3,200	1,473,536
PolyOne	25,100	972,374
RPM International	69,500	3,791,225
Sherwin-Williams	8,700	3,053,352
Valvoline	125,284	2,971,747

		19,925,336

Commercial Services & Supplies–2.00%
†Copart	65,800	2,091,782
KAR Auction Services	81,400	3,416,358
Ritchie Bros Auctioneers	39,800	1,143,852
Rollins	75,200	3,061,392
†Stericycle	22,100	1,686,672

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Connections	55,425	$3,570,479

		14,970,535

Communications Equipment–1.52%
†F5 Networks	17,200	2,185,432
Harris	46,900	5,115,852
Motorola Solutions	16,400	1,422,536
†Palo Alto Networks	19,900	2,662,819

		11,386,639

Construction & Engineering–0.19%
Valmont Industries	9,300	1,391,280

		1,391,280

Construction Materials–1.08%
Eagle Materials	18,500	1,709,770
Vulcan Materials	50,400	6,384,672

		8,094,442

Consumer Finance–0.19%
Discover Financial Services	23,300	1,449,027

		1,449,027

Containers & Packaging–1.09%
Ball	135,400	5,715,234
Sealed Air	55,500	2,484,180

		8,199,414

Diversified Consumer Services–0.62%
Service Corp. International	105,500	3,528,975
†Sotheby’s	21,200	1,137,804

		4,666,779

Electrical Equipment–1.50%
Acuity Brands	16,500	3,354,120
AMETEK	29,625	1,794,386
†Generac Holdings	38,800	1,401,844
Hubbell	18,000	2,037,060
†Sensata Technologies Holding	62,700	2,678,544

		11,265,954

Electronic Equipment, Instruments & Components–1.75%
Amphenol Class A	79,300	5,853,926
Cognex	18,900	1,604,610
†IPG Photonics	13,900	2,016,890
†Keysight Technologies	58,862	2,291,498
†Trimble	37,800	1,348,326

		13,115,250

Energy Equipment & Services–0.11%
Oceaneering International	35,900	819,956

		819,956

Equity Real Estate Investment Trusts–3.31%
American Campus Communities	28,700	1,357,510

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International	23,500	$2,354,230
CubeSmart	44,800	1,076,992
Equinix	9,588	4,114,786
Federal Realty Investment Trust	11,900	1,504,041
Iron Mountain	43,100	1,480,916
MGM Growth Properties	63,400	1,850,646
†SBA Communications	50,100	6,758,490
SL Green Realty	16,700	1,766,860
Taubman Centers	17,000	1,012,350
VEREIT	189,050	1,538,867

		24,815,688

Food & Staples Retailing–0.51%
Casey’s General Stores	14,800	1,585,228
PriceSmart	10,700	937,320
†Sprouts Farmers Market	57,200	1,296,724

		3,819,272

Food Products–3.43%
†Blue Buffalo Pet Products	78,300	1,786,023
Conagra Brands	55,900	1,998,984
Flowers Foods	58,750	1,016,964
†Hain Celestial Group	41,500	1,611,030
Hershey	41,100	4,412,907
Hormel Foods	70,600	2,408,166
JM Smucker	11,200	1,325,296
McCormick & Co.	39,500	3,851,645
Pinnacle Foods	33,500	1,989,900
Snyder’s-Lance	58,800	2,035,656
Tyson Foods Class A	52,100	3,263,023

		25,699,594

Gas Utilities–0.27%
Atmos Energy	24,818	2,058,653

		2,058,653

Health Care Equipment & Supplies–4.42%
†Align Technology	14,200	2,131,704
Cooper	22,700	5,434,834
DENTSPLY SIRONA	53,014	3,437,428
†Hologic	112,800	5,118,864
†IDEXX Laboratories	27,200	4,390,624
†Intuitive Surgical	7,000	6,547,590
STERIS	18,700	1,524,050
Teleflex	14,600	3,033,296
West Pharmaceutical Services	16,600	1,569,032

		33,187,422

Health Care Providers & Services–3.37%
†Acadia Healthcare	67,188	3,317,743
AmerisourceBergen	37,600	3,554,328
†Centene	38,600	3,083,368
†DaVita	25,000	1,619,000

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Envision Healthcare	19,238	$1,205,645
†Henry Schein	19,800	3,623,796
Humana	7,400	1,780,588
†MEDNAX	18,200	1,098,734
†Molina Healthcare	22,100	1,528,878
Universal Health Services Class B	16,800	2,050,944
†WellCare Health Plans	13,300	2,388,148

		25,251,172

Health Care Technology–0.97%
†athenahealth	7,500	1,054,125
†Cerner	37,600	2,499,272
†Medidata Solutions	17,600	1,376,320
†Veeva Systems Class A	38,900	2,384,959

		7,314,676

Hotels, Restaurants & Leisure–3.46%
Aramark	48,200	1,975,236
†Chipotle Mexican Grill	2,900	1,206,690
Choice Hotels International	31,300	2,011,025
Dunkin’ Brands Group	34,700	1,912,664
Extended Stay America	76,800	1,486,848
Hilton Worldwide Holdings	47,633	2,946,101
Marriott International Class A	30,157	3,025,049
MGM Resorts International	102,900	3,219,741
†Norwegian Cruise Line Holdings	28,900	1,568,981
Papa John’s International	20,500	1,471,080
Royal Caribbean Cruises	16,900	1,845,987
Wynn Resorts	10,400	1,394,848
Yum Brands	25,400	1,873,504

		25,937,754

Household Durables–2.29%
†Mohawk Industries	12,900	3,117,801
Newell Brands	89,400	4,793,628
†NVR	1,090	2,627,565
PulteGroup	65,200	1,599,356
†Tempur Sealy International	26,400	1,409,496
Toll Brothers	43,300	1,710,783
Whirlpool	10,100	1,935,362

		17,193,991

Household Products–0.85%
Church & Dwight	65,000	3,372,200
Clorox	12,600	1,678,824
Energizer Holdings	28,000	1,344,560

		6,395,584

Industrial Conglomerates–0.44%
Roper Technologies	14,200	3,287,726

		3,287,726

Insurance–1.12%
FNF Group	85,300	3,823,999

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive	46,000	$2,028,140
Willis Towers Watson	17,500	2,545,550

		8,397,689

Internet & Direct Marketing Retail–0.59%
†Ctrip.com International ADR	46,900	2,526,034
†Vipshop Holdings ADR	65,300	688,915
†Wayfair Class A	16,030	1,232,386

		4,447,335

Internet Software & Services–2.21%
†CoStar Group	13,400	3,532,240
†=pDropbox	7,607	61,997
†=pDropbox Class A	27,601	224,948
†InterActiveCorp	19,900	2,054,476
†Match Group	105,000	1,824,900
MercadoLibre	6,100	1,530,368
†Shopify Class A	8,700	756,030
†VeriSign	49,800	4,629,408
†Zillow Group	40,000	1,953,600

		16,567,967

IT Services–6.86%
Alliance Data Systems	13,800	3,542,322
†Black Knight Financial Services Class A	72,500	2,968,875
Booz Allen Hamilton Holding	59,700	1,942,638
†CoreLogic	67,600	2,932,488
CSRA	77,700	2,466,975
†EPAM Systems	15,800	1,328,622
Fidelity National Information Services	56,200	4,799,480
†Fiserv	59,400	7,266,996
†FleetCor Technologies	20,600	2,970,726
†=pFlipkart Limited	5,529	662,153
†Gartner	26,800	3,310,068
Genpact	47,000	1,308,010
Global Payments	46,300	4,181,816
Paychex	29,000	1,651,260
Sabre	142,800	3,108,756
†Vantiv Class A	84,900	5,377,566
†WEX	16,000	1,668,320

		51,487,071

Leisure Products–0.31%
Mattel	62,100	1,337,013
Polaris Industries	11,100	1,023,753

		2,360,766

Life Sciences Tools & Services–1.93%
Agilent Technologies	50,200	2,977,362
Bruker	51,800	1,493,912
†Illumina	23,400	4,060,368
†Mettler-Toledo International	6,400	3,766,656

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Quintiles IMS Holdings	24,000	$2,148,000

		14,446,298

Machinery–3.56%
†Colfax	33,200	1,307,084
Donaldson	37,000	1,684,980
Flowserve	25,900	1,202,537
Fortive	33,200	2,103,220
Graco	25,100	2,742,928
IDEX	19,325	2,183,918
†Middleby	19,100	2,320,841
Nordson	10,800	1,310,256
PACCAR	23,500	1,551,940
Snap-on	17,700	2,796,600
Toro	31,400	2,175,706
†WABCO Holdings	12,100	1,542,871
Wabtec	25,600	2,342,400
Xylem	26,500	1,468,895

		26,734,176

Marine–0.16%
†Kirby	17,800	1,189,930

		1,189,930

Media–0.80%
†Altice USA Class A	25,064	809,567
Interpublic Group	107,000	2,632,200
Omnicom Group	31,100	2,578,190

		6,019,957

Metals & Mining–0.35%
Carpenter Technology	16,800	628,824
Compass Minerals International	12,000	783,600
Wheaton Precious Metals (New York Shares)	59,900	1,191,411

		2,603,835

Multiline Retail–1.38%
Dollar General	90,800	6,545,772
†Dollar Tree	54,100	3,782,672

		10,328,444
Multi-Utilities–0.22%
NiSource	64,000	1,623,040

		1,623,040

Oil, Gas & Consumable Fuels–1.37%
Cabot Oil & Gas	28,300	709,764
†Centennial Resource Development Class A	75,400	1,192,828
†=Centennial Resource Development Class A	10,700	160,810
Cimarex Energy	8,300	780,283
†Concho Resources	10,700	1,300,371

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Diamondback Energy	12,700	$1,127,887
EQT	15,500	908,145
†Jagged Peak Energy	70,000	934,500
†Parsley Energy Class A	18,800	521,700
Pioneer Natural Resources	7,800	1,244,724
Tesoro	15,100	1,413,360

		10,294,372

Pharmaceuticals–1.40%
†Catalent	39,962	1,402,666
†Horizon Pharma	30,900	366,783
†Jazz Pharmaceuticals	10,800	1,679,400
†Mallinckrodt	13,500	604,935
†Pacira Pharmaceuticals	13,000	620,100
Zoetis	93,000	5,801,340

		10,475,224

Professional Services–3.29%
Equifax	40,000	5,496,800
†IHS Markit	81,725	3,599,169
ManpowerGroup	18,300	2,043,195
Nielsen Holdings	70,200	2,713,932
Robert Half International	30,300	1,452,279
†TransUnion	78,700	3,408,497
†Verisk Analytics Class A	60,200	5,079,074
†=pWeWork Companies	17,146	888,334

		24,681,280

Real Estate Management & Development–0.34%
Jones Lang LaSalle	20,500	2,562,500

		2,562,500

Road & Rail–1.55%
†Avis Budget Group	29,500	804,465
†Genesee & Wyoming	22,000	1,504,580
JB Hunt Transport Services	23,900	2,183,982
Kansas City Southern	20,500	2,145,325
Landstar System	14,200	1,215,520
Old Dominion Freight Line	22,100	2,104,804
Schneider National Class B	76,194	1,704,460

		11,663,136

Semiconductors & Semiconductor Equipment–2.51%
†Integrated Device Technology	45,600	1,176,024
KLA-Tencor	32,700	2,992,377
Marvell Technology Group	85,911	1,419,250
Microchip Technology	50,800	3,920,744
†Microsemi	64,500	3,018,600
Skyworks Solutions	38,000	3,646,100
Xilinx	41,200	2,649,984

		18,823,079

Software–8.03%
†ANSYS	8,600	1,046,448

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Software (continued)
†Atlassian	125,231	$4,405,627
†Autodesk	32,800	3,306,896
†Cadence Design Systems	45,200	1,513,748
†Electronic Arts	56,100	5,930,892
†Ellie Mae	15,700	1,725,587
†Fortinet	37,000	1,385,280
†Guidewire Software	45,900	3,153,789
Intuit	25,200	3,346,812
†Proofpoint	24,200	2,101,286
†Red Hat	58,100	5,563,075
†ServiceNow	50,400	5,342,400
†Snap Class A	31,400	557,978
†Splunk	42,400	2,412,136
SS&C Technologies Holdings	75,200	2,888,432
†Synopsys	32,700	2,384,811
†Tableau Software Class A	44,527	2,728,169
†Tyler Technologies	14,700	2,582,349
†Ultimate Software Group	14,500	3,045,870
†Workday Class A	35,905	3,482,785
†Zendesk	25,100	697,278
†Zynga Class A	184,500	671,580

		60,273,228

Specialty Retail–5.81%
†AutoZone	8,900	5,077,094
†Burlington Stores	44,200	4,065,958
†CarMax	61,500	3,878,190
Dick’s Sporting Goods	26,300	1,047,529
†Five Below	28,700	1,416,919
L Brands	51,000	2,748,390
†Michaels	92,600	1,714,952
†O’Reilly Automotive	23,300	5,096,642
Ross Stores	114,200	6,592,766
Signet Jewelers	19,100	1,207,884
Tiffany & Co	27,698	2,600,011
Tractor Supply	49,000	2,656,290
†Ulta Beauty	13,100	3,764,154
Williams-Sonoma	35,800	1,736,300

		43,603,079

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.36%
Carter’s	15,800	$1,405,410
Coach	81,900	3,877,146
Hanesbrands	46,400	1,074,624
†Lululemon Athletica	15,700	936,819
PVH	16,600	1,900,700
Wolverine World Wide	37,100	1,039,171

		10,233,870

Trading Companies & Distributors–0.40%
Fastenal	19,600	853,188
Watsco	9,900	1,526,580
WW Grainger	3,500	631,855

		3,011,623

Total Common Stock (Cost $488,328,183)		741,961,733

CONVERTIBLE PREFERRED STOCK–0.97%
†=pAirbnb Series D	18,795	1,973,475
†=pAirbnb Series E	2,425	254,625
†=pDropbox Series A	9,449	77,009
†=pDropbox Series A-1	46,402	378,176
†=pTanium	234,645	1,164,848
†=pWeWork Companies Series D1	27,915	1,446,276
†=pWeWork Companies Series D2	21,933	1,136,349
†=pWeWork Companies Series E	16,055	831,810

Total Convertible Preferred Stock (Cost $4,019,276)		7,262,568

MONEY MARKET FUND–0.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	1,600,580	1,600,580

Total Money Market Fund (Cost $1,600,580)		1,600,580

TOTAL VALUE OF SECURITIES–100.07% (Cost $493,948,039)	750,824,881
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(555,226)

NET ASSETS APPLICABLE TO 31,165,402 SHARES OUTSTANDING–100.00%	$750,269,655

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($589,757,686 / 24,313,572 Shares)	$24.256
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($160,511,969 / 6,851,830 Shares)	$23.426

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$450,942,613
Undistributed net investment income	1,032,308
Accumulated net realized gain on investments.	41,417,892
Net unrealized appreciation of investments	256,876,842

TOTAL NET ASSETS	$750,269,655

†	Non-income producing for the period.

«	Includes $2,428,635 payable for securities purchased, $590,543 payable for fund shares redeemed, and $506,112 due to manager and affiliates as of June 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2017, the aggregate value of restricted securities was $9,100,000, which represented 1.21% of the Fund’s net assets. See Notes 5 in “Notes to Financial Statements.”

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$ 765,201	$1,973,475
Airbnb Series E	7/14/15	225,754	254,625
Dropbox	5/1/12	68,836	61,997
Dropbox Class A	11/7/14	527,212	224,948
Dropbox Series A	5/1/12	85,505	77,009
Dropbox Series A-1	5/1/12	419,896	378,176
Flipkart Limited	12/17/14	662,153	662,153
Tanium	8/26/15	1,164,848	1,164,848
WeWork Companies	12/9/14	93,530	291,017
WeWork Companies	5/26/15	138,112	504,940
WeWork Companies	6/23/15	58,643	92,377
WeWork Companies Series D-1	12/9/14	464,818	1,446,276
WeWork Companies Series D-2	12/9/14	365,211	1,136,349
WeWork Companies Series E	6/23/15	528,043	831,810

Total		$5,567,762	$9,100,000

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$3,906,393
Foreign tax withheld	(10,729)

3,895,664

EXPENSES:
Management fees	2,461,784
Distribution fees-Service Class	187,031
Accounting and administration expenses	88,608
Reports and statements to shareholders	39,263
Shareholder servicing fees	35,898
Professional fees.	28,562
Trustees’ fees and expenses	9,457
Custodian fees	4,614
Pricing fees	2,045
Consulting fees	1,630
Other	4,520

2,863,412
Less:
Management fees waived	(56)

Total operating expenses	2,863,356

NET INVESTMENT INCOME	1,032,308

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	23,193,090
Net change in unrealized appreciation (depreciation) of investments	60,857,420

NET REALIZED AND UNREALIZED GAIN	84,050,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,082,818

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,032,308	$1,167,492
Net realized gain	23,193,090	21,530,005
Net change in unrealized appreciation (depreciation)	60,857,420	26,259,137

Net increase in net assets resulting from operations	85,082,818	48,956,634

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,562,688)
Service Class	—	(74,373)
Net realized gain:
Standard Class	—	(26,597,208)
Service Class	—	(6,951,883)

	—	(35,186,152)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,962,007	59,573,856
Service Class	18,652,698	23,441,194
Reinvestment of dividends and distributions:
Standard Class	—	28,159,896
Service Class	—	7,026,256

	43,614,705	118,201,202

Cost of shares redeemed:
Standard Class	(39,084,984)	(82,483,261)
Service Class	(14,417,293)	(29,592,710)

	(53,502,277)	(112,075,971)

Increase (Decrease) in net assets derived from capital share transactions	(9,887,572)	6,125,231

NET INCREASE IN NET ASSETS	75,195,246	19,895,713
NET ASSETS:
Beginning of period	675,074,409	655,178,696

End of period	$750,269,655	$675,074,409

Undistributed net investment income	$1,032,308	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$ 21.510	$ 21.097	$ 22.079	$ 20.943	$ 15.688	$ 13.872

Income (loss) from investment operations:
Net investment income (loss)[2]	0.039	0.048	0.025	0.032	(0.003)	0.073
Net realized and unrealized gain	2.707	1.526	0.420	2.346	5.453	2.186

Total from investment operations	2.746	1.574	0.445	2.378	5.450	2.259

Less dividends and distributions from:
Net investment income	—	(0.062)	(0.028)	(0.052)	—	—
Net realized gain	—	(1.099)	(1.399)	(1.190)	(0.195)	(0.443)

Total dividends and distributions	—	(1.161)	(1.427)	(1.242)	(0.195)	(0.443)

Net asset value, end of period	$ 24.256	$ 21.510	$ 21.097	$ 22.079	$ 20.943	$ 15.688

Total return[3]	12.77%	7.56%	2.10%	11.59%	34.80%	16.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$589,758	$536,444	$519,709	$430,439	$381,529	$206,358
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.76%	0.79%	0.82%
Ratio of net investment income (loss) to average net assets	0.34%	0.23%	0.11%	0.15%	(0.02% )	0.47%
Portfolio turnover	12%	26%	26%	34%	30%	0.31

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$ 20.799	$ 20.440	$ 21.461	$ 20.394	$ 15.319	$ 13.588

Income (loss) from investment operations:
Net investment income (loss)[2]	0.010	(0.004)	(0.030)	(0.021)	(0.048)	0.034
Net realized and unrealized gain	2.617	1.473	0.408	2.278	5.318	2.140

Total from investment operations	2.627	1.469	0.378	2.257	5.270	2.174

Less dividends and distributions from:
Net investment income	—	(0.011)	—	—	—	—
Net realized gain	—	(1.099)	(1.399)	(1.190)	(0.195)	(0.443)

Total dividend and distributions	—	(1.110)	(1.399)	(1.190)	(0.195)	(0.443)

Net asset value, end of period	$ 23.426	$ 20.799	$ 20.440	$ 21.461	$ 20.394	$ 15.319

Total return[3]	12.63%	7.29%	1.85%	11.30%	34.46%	16.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,512	$138,630	$135,470	$112,165	$103,229	$91,185
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.01%	1.04%	1.07%
Ratio of net investment income (loss) to average net assets	0.09%	(0.02% )	(0.14% )	(0.10% )	(0.27% )	0.22%
Portfolio turnover	12%	26%	26%	34%	30%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $172 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million. This agreement will continue through at least April 30, 2018, and can not be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$20,091
Legal.	4,850

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,947 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$424,482
Distribution fees payable to LFD	32,845
Shareholder servicing fees payable to Lincoln Life	17,838
Printing & mailing fees payable to Lincoln Life	30,947

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$87,873,456
Sales	97,965,567

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics can not be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$493,948,039

Aggregate unrealized appreciation	$269,126,631
Aggregate unrealized depreciation	(12,249,789)

Net unrealized appreciation	$256,876,842

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)

(e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,228,804	$—	$12,228,804
Air Freight & Logistics	3,543,744	—	3,543,744
Airlines	9,597,522	—	9,597,522
Auto Components	4,048,535	—	4,048,535
Automobiles	2,825,678	—	2,825,678
Banks	18,776,159	—	18,776,159
Beverages	8,629,051	—	8,629,051
Biotechnology	33,605,497	—	33,605,497
Building Products	8,102,563	—	8,102,563
Capital Markets	28,530,137	—	28,530,137
Chemicals	19,925,336	—	19,925,336
Commercial Services & Supplies	14,970,535	—	14,970,535
Communications Equipment	11,386,639	—	11,386,639
Construction & Engineering	1,391,280	—	1,391,280
Construction Materials	8,094,442	—	8,094,442
Consumer Finance	1,449,027	—	1,449,027
Containers & Packaging	8,199,414	—	8,199,414
Diversified Consumer Services	4,666,779	—	4,666,779
Electrical Equipment	11,265,954	—	11,265,954
Electronic Equipment, Instruments & Components.	13,115,250	—	13,115,250
Energy Equipment & Services	819,956	—	819,956
Equity Real Estate Investment Trusts	24,815,688	—	24,815,688
Food & Staples Retailing.	3,819,272	—	3,819,272
Food Products	25,699,594	—	25,699,594
Gas Utilities	2,058,653	—	2,058,653
Health Care Equipment & Supplies	33,187,422	—	33,187,422
Health Care Providers & Services	25,251,172	—	25,251,172
Health Care Technology	7,314,676	—	7,314,676
Hotels, Restaurants & Leisure	25,937,754	—	25,937,754
Household Durables	17,193,991	—	17,193,991
Household Products	6,395,584	—	6,395,584
Industrial Conglomerates	3,287,726	—	3,287,726
Insurance	8,397,689	—	8,397,689
Internet & Direct Marketing Retail	4,447,335	—	4,447,335
Internet Software & Services	16,281,022	286,945	16,567,967
IT Services.	50,824,918	662,153	51,487,071
Leisure Products	2,360,766	—	2,360,766
Life Sciences Tools & Services	14,446,298	—	14,446,298
Machinery	26,734,176	—	26,734,176
Marine	1,189,930	—	1,189,930
Media	6,019,957	—	6,019,957
Metals & Mining.	2,603,835	—	2,603,835
Multiline Retail	10,328,444	—	10,328,444
Multi-Utilities	1,623,040	—	1,623,040
Oil, Gas & Consumable Fuels	10,133,562	160,810	10,294,372
Pharmaceuticals	10,475,224	—	10,475,224
Professional Services	23,792,946	888,334	24,681,280
Real Estate Management & Development	2,562,500	—	2,562,500
Road & Rail	11,663,136	—	11,663,136
Semiconductors & Semiconductor Equipment	18,823,079	—	18,823,079
Software	60,273,228	—	60,273,228

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 3	Total
Investments:
Assets:
Specialty Retail	$43,603,079	$—	$43,603,079
Textiles, Apparel & Luxury Goods	10,233,870	—	10,233,870
Trading Companies & Distributors	3,011,623	—	3,011,623
Convertible Preferred Stock	—	7,262,568	7,262,568
Money Market Fund	1,600,580	—	1,600,580

Total Investments	$741,564,071	$9,260,810	$750,824,881

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/16	$6,016,436	$1,408,553	$7,424,989
Purchases	—	155,150	155,150
Net change in unrealized appreciation (depreciation)	1,246,132	434,539	1,680,671

Balance as of 6/30/17	$7,262,568	$1,998,242	$9,260,810

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/17	$1,246,132	$434,539	$1,680,671

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of June 30, 2017.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	1,068,083	2,860,725
Service Class	831,205	1,159,479
Shares reinvested:
Standard Class	—	1,325,906
Service Class	—	343,132

	1,899,288	5,689,242

Shares redeemed:
Standard Class	(1,694,201)	(3,881,151)
Service Class	(644,505)	(1,465,070)

	(2,338,706)	(5,346,221)

Net increase (decrease)	(439,418)	343,021

5. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities. Restricted securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP U.S. Growth Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP U.S. Growth Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,075.90	0.29%	$1.49
Service Class Shares	1,000.00	1,074.60	0.54%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
Service Class Shares	1,000.00	1,022.12	0.54%	2.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2017

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	88.04%
Equity Funds	61.93%
Fixed Income Funds	26.11%
Unaffiliated Investments	12.01%
Equity Funds	7.95%
Money Market Fund	4.06%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–88.04%
Equity Funds–61.93%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	332,968	$16,035,413
LVIP MFS Value Fund	2,923,824	120,961,507
LVIP SSGA S&P 500 Index Fund	7,075,315	120,259,132
LVIP SSGA Small-Mid Cap 200 Fund	583,393	8,370,521
LVIP T. Rowe Price Growth Stock Fund	3,036,414	120,481,854
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,322,497	56,334,499
LVIP Wellington Mid-Cap Value Fund	2,167,556	56,599,209

		499,042,135

Fixed Income Funds–26.11%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	3,948,150	54,429,194
LVIP SSGA Bond Index Fund	9,232,621	105,168,787
LVIP Western Asset Core Bond Fund	5,163,765	50,832,099

		210,430,080

Total Affiliated Investments (Cost $648,699,222)		709,472,215

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–12.01%
Equity Funds–7.95%
Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	866,935	$22,696,350
**Invesco V.I. Diversified Dividend Fund	634,095	17,298,123
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	996,230	24,078,880

		64,073,353

Money Market Fund–4.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	32,744,401	32,744,401

		32,744,401

Total Unaffiliated Investments (Cost $91,554,334)		96,817,754

TOTAL VALUE OF SECURITIES–100.05% (Cost $740,253,556)	806,289,969
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(417,353)

NET ASSETS APPLICABLE TO 76,765,030 SHARES OUTSTANDING–100.00%	$805,872,616

*   Standard Class shares.

** Series I shares.

 Class 1 shares.

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Affiliated investments, at value	$709,472,215
Unaffiliated investments, at value	96,817,754

Total investments, at value	806,289,969
Receivable for fund shares sold	266,783
Dividends receivable from investments	20,472

TOTAL ASSETS	806,577,224

LIABILITIES:
Due to manager and affiliates	347,697
Payable for investments purchased	293,020
Payable for fund shares redeemed	33,283
Other accrued expenses payable	30,608

TOTAL LIABILITIES	704,608

TOTAL NET ASSETS	$805,872,616

Affiliated investments, at cost	$648,699,222
Unaffiliated investments, at cost	91,554,334

Total investments, at cost	$740,253,556

Standard Class:
Net Assets	$4,891,470
Shares Outstanding	465,394
Net Asset Value Per Share	$10.510

Service Class:
Net Assets	$800,981,146
Shares Outstanding	76,299,636
Net Asset Value Per Share	$10.498

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$746,195,941
Accumulated net investment loss.	(1,252,752)
Accumulated net realized loss on investments	(5,106,986)
Net unrealized appreciation of investments	66,036,413

TOTAL NET ASSETS	$805,872,616

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$613,619

EXPENSES:
Management fees	2,484,544
Distribution fees-Service Class	882,031
Accounting and administration expenses	39,440
Shareholder servicing fees	37,523
Professional fees	24,627
Trustees’ fees and expenses	9,132
Reports and statements to shareholders	8,373
Custodian fees	5,831
Consulting fees	2,572
Pricing fees	51
Other	1,491

3,495,615

Less:
Management fees waived	(1,597,207)

Total operating expenses	1,898,408

NET INVESTMENT LOSS	(1,284,789)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	2,071,261
Sale of affiliated investments	72,925
Sale of unaffiliated investments	(943)

Net realized gain	2,143,243

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	48,543,828
Unaffiliated investments	820,357

Net change in unrealized appreciation (depreciation)	49,364,185

NET REALIZED AND UNREALIZED GAIN	51,507,428

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,222,639

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,284,789)	$5,612,296
Net realized gain (loss)	2,143,243	(5,479,642)
Net change in unrealized appreciation (depreciation)	49,364,185	22,559,862

Net increase in net assets resulting from operations	50,222,639	22,692,516

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(48,949)
Service Class	—	(6,432,843)

	—	(6,481,792)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,461,882	3,675,418
Service Class	172,151,858	395,284,910
Reinvestment of dividends and distributions:
Standard Class	—	48,949
Service Class	—	6,432,843

	173,613,740	405,442,120

Cost of shares redeemed:
Standard Class	(639,345)	(313,285)
Service Class	(45,150,391)	(49,041,530)

	(45,789,736)	(49,354,815)

Increase in net assets derived from capital share transactions	127,824,004	356,087,305

NET INCREASE IN NET ASSETS	178,046,643	372,298,029
NET ASSETS:
Beginning of period	627,825,973	255,527,944

End of period	$805,872,616	$627,825,973

Undistributed (Accumulated) net investment income (loss)	$(1,252,752)	$32,037

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended 12/31/16[2]	5/1/15[3] to 12/31/15
Net asset value, beginning of period	$ 9.769		$ 9.507	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.006)		0.145	0.236
Net realized and unrealized gain (loss)	0.747		0.243	(0.600)

Total from investment operations	0.741		0.388	(0.364)

Less dividends and distributions from:
Net investment income	—		(0.126)	(0.113)
Net realized gain.	—		—	(0.016)

Total dividends and distributions	—		(0.126)	(0.129)

Net asset value, end of period.	$10.510		$ 9.769	$ 9.507

Total return[5]	7.59%		4.08%	(3.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,892		$ 3,775	$ 298
Ratio of expenses to average net assets[6]	0.29%		0.28%	0.31%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.74%		0.73%	0.77%
Ratio of net investment income (loss) to average net assets	(0.11%	)	1.50%	3.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.56%	)	1.05%	3.15%
Portfolio turnover	8%		15%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		Year Ended 12/31/16[2]	5/1/15[3] to 12/31/15
Net asset value, beginning of period	$ 9.769		$ 9.508	$ 10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.018)		0.120	0.219
Net realized and unrealized gain (loss)	0.747		0.243	(0.599)

Total from investment operations	0.729		0.363	(0.380)

Less dividends and distributions from:
Net investment income	—		(0.102)	(0.096)
Net realized gain.	—		—	(0.016)

Total dividends and distributions	—		(0.102)	(0.112)

Net asset value, end of period.	$ 10.498		$ 9.769	$ 9.508

Total return[5]	7.46%		3.82%	(3.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$800,981		$624,051	$255,230
Ratio of expenses to average net assets[6]	0.54%		0.53%	0.56%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.99%		0.98%	1.02%
Ratio of net investment income (loss) to average net assets	(0.36%	)	1.25%	3.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.81%	)	0.80%	2.90%
Portfolio turnover	8%		15%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for the open tax years (years ended December 31, 2015-December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2018 and can not be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$19,482
Legal.	4,705

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,666 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$162,582
Distribution fees payable to LFD	161,589
Shareholder servicing fees payable to Lincoln Life	18,860
Printing & mailing fees payable to Lincoln Life	4,666

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$5,941,467	$9,301,504	$241,136	$(5,691)	$1,039,269	$16,035,413	$—	$—
LVIP Delaware Bond Fund	53,423,191	—	450,158	(31,638)	1,487,799	54,429,194	—	—
LVIP MFS Value Fund	90,484,737	24,751,277	3,122,451	(7,652)	8,855,596	120,961,507	—	—
LVIP SSGA Bond Index Fund	90,820,850	22,306,058	10,172,287	(301,108)	2,515,274	105,168,787	—	—
LVIP SSGA S&P 500 Index Fund	84,779,041	27,899,298	981,538	(4,917)	8,567,248	120,259,132	—	—
LVIP SSGA Small-Mid Cap 200 Fund	6,070,808	4,642,125	2,477,819	(16,610)	152,017	8,370,521	—	—
LVIP T. Rowe Price Growth Stock Fund	90,181,705	25,976,204	13,297,525	647,268	16,974,202	120,481,854	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	41,738,733	10,196,030	1,262,629	(13,600)	5,675,965	56,334,499	—	—
LVIP Wellington Mid-Cap Value Fund	47,372,792	11,216,461	3,752,698	(61,969)	1,824,623	56,599,209	—	—
LVIP Western Asset Core Bond Fund	37,432,017	22,457,623	10,378,218	(131,158)	1,451,835	50,832,099	—	—

Total	$548,245,341	$158,746,580	$46,136,459	$72,925	$48,543,828	$709,472,215	$—	$—

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$173,115,626
Sales	51,804,605

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics can not be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$740,253,556

Aggregate unrealized appreciation	$ 66,350,477
Aggregate unrealized depreciation	(314,064)

Net unrealized appreciation	$ 66,036,413

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$709,472,215
Unaffiliated Investments.	96,817,754

Total Investments	$806,289,969

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	141,646	382,304
Service Class	16,866,581	41,509,255
Shares reinvested:
Standard Class	—	4,999
Service Class	—	656,949

	17,008,227	42,553,507

Shares redeemed:
Standard Class	(62,634)	(32,317)
Service Class	(4,444,692)	(5,133,045)

	(4,507,326)	(5,165,362)

Net increase	12,500,901	37,388,145

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP Wellington Capital Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Wellington Capital Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,184.10	0.75%	$4.06
Service Class Shares	1,000.00	1,182.60	1.00%	5.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.64%
Aerospace & Defense	2.24%
Banks	0.70%
Beverages	4.12%
Biotechnology	2.82%
Building Products	0.86%
Capital Markets	3.82%
Chemicals	0.91%
Electrical Equipment	1.59%
Electronic Equipment, Instruments & Components	1.42%
Equity Real Estate Investment Trusts	2.76%
Health Care Equipment & Supplies	2.57%
Health Care Providers & Services	1.45%
Hotels, Restaurants & Leisure	1.79%
Insurance	2.61%
Internet & Direct Marketing Retail	5.99%
Internet Software & Services	13.68%
IT Services	11.68%
Life Sciences Tools & Services	1.04%
Machinery	0.59%
Personal Products	1.38%
Pharmaceuticals	3.42%
Professional Services	5.37%
Road & Rail	0.80%
Semiconductors & Semiconductor Equipment	1.70%
Software	9.50%
Specialty Retail	6.32%
Technology Hardware, Storage & Peripherals	5.93%
Textiles, Apparel & Luxury Goods	1.13%
Trading Companies & Distributors	1.45%
Money Market Fund	0.62%
Total Value of Securities	100.26%
Liabilities Net of Receivables and Other Assets	(0.26%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	5.93%
Alphabet Class C	4.97%
Facebook Class A	3.90%
Home Depot	3.08%
Mastercard Class A	2.69%
Amazon.com	2.54%
eBay	2.38%
Visa Class A	2.29%
Bristol-Myers Squibb	2.29%
FleetCor Technologies	2.12%
Total	32.19%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.64%
Aerospace & Defense–2.24%
Lockheed Martin	22,377	$6,212,079
Northrop Grumman	17,642	4,528,878

		10,740,957

Banks–0.70%
Bank of America	138,203	3,352,805

		3,352,805

Beverages–4.12%
Constellation Brands Class A	37,258	7,217,992
†Monster Beverage	180,821	8,983,187
PepsiCo.	30,652	3,540,000

		19,741,179

Biotechnology–2.82%
†Celgene	54,055	7,020,123
†Regeneron Pharmaceuticals	9,076	4,457,587
†Vertex Pharmaceuticals	15,890	2,047,744

		13,525,454

Building Products–0.86%
Fortune Brands Home & Security	63,526	4,144,436

		4,144,436

Capital Markets–3.82%
Intercontinental Exchange	97,940	6,456,205
MarketAxess Holdings	22,416	4,507,858
MSCI	42,043	4,330,009
TD Ameritrade Holding	70,305	3,022,412

		18,316,484

Chemicals–0.91%
Sherwin-Williams	12,445	4,367,697

		4,367,697

Electrical Equipment–1.59%
AMETEK.	125,805	7,620,009

		7,620,009

Electronic Equipment, Instruments & Components–1.42%
CDW	109,153	6,825,337

		6,825,337

Equity Real Estate Investment Trusts–2.76%
American Tower	66,712	8,827,332
Public Storage	21,090	4,397,898

		13,225,230

Health Care Equipment & Supplies–2.57%
†ABIOMED	23,850	3,417,705
†Edwards Lifesciences	75,175	8,888,692

		12,306,397

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.45%
UnitedHealth Group	37,469	$6,947,502

		6,947,502

Hotels, Restaurants & Leisure–1.79%
Hilton Worldwide Holdings	72,548	4,487,094
Las Vegas Sands	63,823	4,077,652

		8,564,746

Insurance–2.61%
†Markel	6,469	6,312,838
Marsh & McLennan	79,915	6,230,173

		12,543,011

Internet & Direct Marketing Retail–5.99%
†Amazon.com	12,609	12,205,512
†Netflix	63,867	9,542,368
†Priceline Group	3,743	7,001,356

		28,749,236

Internet Software & Services–13.68%
†Alibaba Group Holding ADR	49,211	6,933,830
†Alphabet Class C	26,224	23,830,536
†eBay	327,213	11,426,278
†Facebook Class A	123,861	18,700,534
†Zillow Group Class C	96,100	4,709,861

		65,601,039

IT Services–11.68%
Alliance Data Systems	26,564	6,818,713
†FleetCor Technologies	70,558	10,175,169
Global Payments	74,574	6,735,524
Mastercard Class A	106,324	12,913,050
†PayPal Holdings	156,053	8,375,365
Visa Class A	117,340	11,004,145

		56,021,966

Life Sciences Tools & Services–1.04%
Thermo Fisher Scientific	28,555	4,981,991

		4,981,991

Machinery–0.59%
Snap-on	17,896	2,827,568

		2,827,568

Personal Products–1.38%
Estee Lauder Class A	69,195	6,641,336

		6,641,336

Pharmaceuticals–3.42%
Allergan	22,279	5,415,802
Bristol-Myers Squibb	197,074	10,980,963

		16,396,765

Professional Services–5.37%
Equifax	49,462	6,797,068

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†IHS Markit	155,839	$6,863,150
†TransUnion	166,905	7,228,656
†Verisk Analytics Class A	57,412	4,843,850

		25,732,724

Road & Rail–0.80%
JB Hunt Transport Services	42,052	3,842,712

		3,842,712

Semiconductors & Semiconductor Equipment–1.70%
Microchip Technology	50,012	3,859,926
NVIDIA	29,835	4,312,948

		8,172,874

Software–9.50%
†Adobe Systems	56,507	7,992,350
†Autodesk	76,819	7,744,892
Microsoft	115,924	7,990,641
†salesforce.com	80,859	7,002,389
†ServiceNow	84,734	8,981,804
†Workday Class A	60,188	5,838,236

		45,550,312

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–6.32%
†AutoZone	5,390	$3,074,779
Home Depot	96,433	14,792,822
†O’Reilly Automotive	37,529	8,209,093
Ross Stores	73,202	4,225,951

		30,302,645

Technology Hardware, Storage & Peripherals–5.93%
Apple	197,386	28,427,532

		28,427,532

Textiles, Apparel & Luxury Goods–1.13%
NIKE Class B	34,123	2,013,257
†Under Armour Class C	170,064	3,428,490

		5,441,747

Trading Companies & Distributors–1.45%
Fastenal	160,002	6,964,887

		6,964,887

Total Common Stock (Cost $317,615,469)		477,876,578

MONEY MARKET FUND–0.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	3,001,294	3,001,294

Total Money Market Fund (Cost $3,001,294)		3,001,294

TOTAL VALUE OF SECURITIES–100.26% (Cost $320,616,763)	480,877,872
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(1,260,064)

NET ASSETS APPLICABLE TO 11,433,622 SHARES OUTSTANDING–100.00%	$479,617,808

NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($153,180,537 / 3,601,398 Shares)	$42.534
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($326,437,271 / 7,832,224 Shares)	$41.679

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$272,620,131
Undistributed net investment income	115,238
Accumulated net realized gain on investments.	46,621,330
Net unrealized appreciation of investments	160,261,109

TOTAL NET ASSETS	$479,617,808

†	Non-income producing for the period.

«	Includes $299,565 payable for fund shares redeemed, $2,238,317 payable for securities purchased and $385,800 due to manager and affiliates as of June 30, 2017.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$2,243,398

EXPENSES:
Management fees	1,578,972
Distribution fees-Service Class	398,468
Accounting and administration expenses	57,040
Reports and statements to shareholders	37,028
Shareholder servicing fees	23,287
Professional fees.	19,127
Trustees’ fees and expenses	6,049
Custodian fees	3,257
Consulting fees	1,355
Pricing fees	119
Other	3,458

Total operating expenses	2,128,160

NET INVESTMENT INCOME	115,238

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	22,148,174
Net change in unrealized appreciation (depreciation) of investments	54,403,055

NET REALIZED AND UNREALIZED GAIN	76,551,229

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,666,467

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (unaudited)	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$115,238	$(383,534)
Net realized gain	22,148,174	25,246,614
Net change in unrealized appreciation (depreciation)	54,403,055	(24,537,839)

Net increase in net assets resulting from operations	76,666,467	325,241

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(10,638,772)
Service Class	—	(25,160,907)

	—	(35,799,679)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,177,133	7,693,856
Service Class	8,953,900	23,636,050
Reinvestment of dividends and distributions:
Standard Class	—	10,638,772
Service Class	—	25,160,907

	19,131,033	67,129,585

Cost of shares redeemed:
Standard Class	(8,861,095)	(15,461,797)
Service Class	(34,210,271)	(43,581,963)

	(43,071,366)	(59,043,760)

Increase (decrease) in net assets derived from capital share transactions	(23,940,333)	8,085,825

NET INCREASE (DECREASE) IN NET ASSETS	52,726,134	(27,388,613)
NET ASSETS:
Beginning of period	426,891,674	454,280,287

End of period	$479,617,808	$426,891,674

Undistributed net investment income.	$115,238	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	12/31/16	12/31/15	Year Ended 12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$ 35.922	$ 38.974	$ 41.894	$ 37.738	$ 27.748	$ 23.305

Income from investment operations:
Net investment income[2]	0.044	0.033	0.066	0.083	0.049	0.042
Net realized and unrealized gain	6.568	0.102	3.557	4.211	9.941	4.401

Total from investment operations	6.612	0.135	3.623	4.294	9.990	4.443

Less dividends and distributions from:
Net investment income	—	—	—	(0.073)	—	—
Net realized gain	—	(3.187)	(6.543)	(0.065)	—	—

Total dividends and distributions	—	(3.187)	(6.543)	(0.138)	—	—

Net asset value, end of period	$ 42.534	$ 35.922	$ 38.974	$ 41.894	$ 37.738	$ 27.748

Total return[3]	18.41%	0.10%	9.42%	11.37%	36.00%	19.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$153,181	$128,537	$136,262	$134,373	$130,399	$104,645
Ratio of expenses to average net assets	0.75%	0.75%	0.74%	0.74%	0.76%	0.78%
Ratio of net investment income to average net assets	0.22%	0.09%	0.16%	0.21%	0.15%	0.16%
Portfolio turnover	17%	31%	33%	45%	47%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)		12/31/16	12/31/15	Year Ended 12/31/14	12/31/13		12/31/12

Net asset value, beginning of period	$ 35.244		$ 38.390	$ 41.459	$ 37.377	$ 27.551		$ 23.197

Income (loss) from investment operations:
Net investment loss[2]	(0.005)		(0.060)	(0.040)	(0.015)	(0.032)		(0.025)
Net realized and unrealized gain	6.440		0.101	3.514	4.162	9.858		4.379

Total from investment operations	6.435		0.041	3.474	4.147	9.826		4.354

Less dividends and distributions from:
Net realized gain	—		(3.187)	(6.543)	(0.065)	—		—

Total dividends and distributions	—		(3.187)	(6.543)	(0.065)	—		—

Net asset value, end of period	$ 41.679		$ 35.244	$ 38.390	$ 41.459	$ 37.377		$ 27.551

Total return[3]	18.26%		(0.15% )	9.15%	11.09%	35.66%		18.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$326,437		$298,355	$318,018	$319,768	$326,361		$274,248
Ratio of expenses to average net assets	1.00%		1.00%	0.99%	0.99%	1.01%		1.03%
Ratio of net investment loss to average net assets	(0.03%	)	(0.16% )	(0.09% )	(0.04% )	(0.10%	)	(0.09%	)
Portfolio turnover	17%		31%	33%	45%	47%		64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIPWellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $890 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the average daily net assets of the Fund; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the average daily net assets of the Fund in excess of $1 billion. The fee is calculated daily and paid monthly.

Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$12,860
Legal	3,105

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $32,070 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$273,871
Distribution fees payable to LFD	68,282
Shareholder servicing fees payable to Lincoln Life	11,577
Printing and mailing fees payble to Lincoln Life	32,070

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$75,980,764
Sales	101,166,893

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics can not be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$320,616,763

Aggregate unrealized appreciation	$164,553,092
Aggregate unrealized depreciation	(4,291,983)

Net unrealized appreciation	$160,261,109

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1
Investments:
Assets:
Common Stock.	$477,876,578
Money Market Fund	3,001,294

Total Investments	$480,877,872

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–11

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17	Year Ended 12/31/16
Shares sold:
Standard Class	244,074	204,401
Service Class	230,102	652,774
Shares reinvested:
Standard Class	—	287,247
Service Class	—	691,899

	474,176	1,836,321

Shares redeemed:
Standard Class	(220,920)	(409,670)
Service Class	(863,392)	(1,163,130)

	(1,084,312)	(1,572,800)

Net increase (decrease)	(610,136)	263,521

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Capital Growth Fund–12

LVIP Wellington Mid-Cap Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Wellington Mid-Cap Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Mid-Cap Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,036.20	0.88%	$4.44
Service Class Shares	1,000.00	1,034.90	1.13%	5.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.43	0.88%	$4.41
Service Class Shares	1,000.00	1,019.19	1.13%	5.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.91%
Aerospace & Defense	1.57%
Auto Components	1.97%
Banks	12.28%
Building Products	1.46%
Capital Markets	0.50%
Chemicals	4.99%
Commercial Services & Supplies	1.37%
Communications Equipment	4.25%
Containers & Packaging	1.32%
Electric Utilities	2.73%
Electrical Equipment	3.13%
Electronic Equipment, Instruments & Components	4.28%
Energy Equipment & Services	0.19%
Equity Real Estate Investment Trusts	7.57%
Food Products	2.26%
Gas Utilities	2.59%
Health Care Equipment & Supplies	1.65%
Health Care Providers & Services	4.26%
Hotels, Restaurants & Leisure	1.61%
Household Durables	2.92%
Insurance	9.30%
Internet Software & Services	1.23%
IT Services	1.30%
Machinery	1.00%
Media	1.21%
Metals & Mining	1.23%
Oil, Gas & Consumable Fuels	6.47%
Paper & Forest Products	0.77%
Road & Rail	4.22%
Semiconductors & Semiconductor Equipment	3.82%
Software	1.50%
Specialty Retail	0.20%
Textiles, Apparel & Luxury Goods	1.03%
Thrift & Mortgage Finance	0.69%
Trading Companies & Distributors	0.95%
Wireless Telecommunication Services	1.09%
Money Market Fund	1.36%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Comerica	2.91%
Arrow Electronics	2.81%
Diamondback Energy	2.60%
UGI	2.59%
Reinsurance Group of America	2.42%
XL Group	2.19%
Zions Bancorporation	2.03%
Microsemi	2.03%
Goodyear Tire & Rubber	1.97%
Knight Transportation	1.86%
Total	23.41%

IT–Information Technology

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.91%
Aerospace & Defense–1.57%
†Moog Class A	44,524	$3,193,261

		3,193,261

Auto Components–1.97%
Goodyear Tire & Rubber	115,037	4,021,693

		4,021,693

Banks–12.28%
Bank of the Ozarks	46,394	2,174,487
Comerica	81,121	5,941,302
FNB	120,916	1,712,171
IBERIABANK	38,044	3,100,586
MB Financial	54,657	2,407,094
South State	26,171	2,242,855
Sterling Bancorp	60,663	1,410,415
†Western Alliance Bancorp	38,932	1,915,454
Zions Bancorporation	94,305	4,140,933

		25,045,297

Building Products–1.46%
Sanwa Holdings	283,254	2,981,754

		2,981,754

Capital Markets–0.50%
Raymond James Financial	12,766	1,024,088

		1,024,088

Chemicals–4.99%
Cabot	33,683	1,799,683
Celanese Class A	39,321	3,733,136
Methanex	36,442	1,605,270
Westlake Chemical	45,860	3,036,391

		10,174,480

Commercial Services & Supplies–1.37%
†Clean Harbors	50,018	2,792,505

		2,792,505

Communications Equipment–4.25%
†Acacia Communications	53,289	2,209,895
†CommScope Holding	87,909	3,343,179
Harris	28,428	3,100,926

		8,654,000

Containers & Packaging–1.32%
Bemis	27,682	1,280,293
†Crown Holdings	23,788	1,419,192

		2,699,485

Electric Utilities–2.73%
Alliant Energy	88,895	3,570,912
Great Plains Energy	68,409	2,003,015

		5,573,927

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–3.13%
†Generac Holdings	37,286	$1,347,143
Hubbell	25,587	2,895,681
†Sensata Technologies Holding	50,176	2,143,519

		6,386,343

Electronic Equipment, Instruments & Components–4.28%
†Arrow Electronics	73,091	5,731,796
†Keysight Technologies	77,143	3,003,177

		8,734,973

Energy Equipment & Services–0.19%
†Trican Well Service	138,334	387,224

		387,224

Equity Real Estate Investment Trusts–7.57%
American Assets Trust	26,158	1,030,364
Equity LifeStyle Properties	33,900	2,926,926
Extra Space Storage	19,119	1,491,282
Forest City Realty Trust Class A	34,817	841,527
LaSalle Hotel Properties	11,012	328,158
Life Storage	19,330	1,432,353
PS Business Parks	28,183	3,731,147
STORE Capital	162,215	3,641,727

		15,423,484

Food Products–2.26%
Ingredion	15,339	1,828,562
†Post Holdings	35,640	2,767,446

		4,596,008

Gas Utilities–2.59%
UGI	108,973	5,275,383

		5,275,383

Health Care Equipment & Supplies–1.65%
STERIS	41,348	3,369,862

		3,369,862

Health Care Providers & Services–4.26%
†Acadia Healthcare	69,605	3,437,095
†Brookdale Senior Living	127,874	1,881,026
†Envision Healthcare	53,611	3,359,801

		8,677,922

Hotels, Restaurants & Leisure–1.61%
†Norwegian Cruise Line Holdings	60,515	3,285,359

		3,285,359

Household Durables–2.92%
DR Horton	67,945	2,348,859
Lennar Class A	36,362	1,938,822
Toll Brothers	42,084	1,662,739

		5,950,420

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–9.30%
Assurant	19,386	$2,010,134
CNO Financial Group	116,585	2,434,295
Hanover Insurance Group	20,324	1,801,316
Reinsurance Group of America	38,447	4,936,210
Unum Group	70,736	3,298,420
XL Group	102,107	4,472,287

		18,952,662

Internet Software & Services–1.23%
†VeriSign	27,057	2,515,219

		2,515,219

IT Services–1.30%
Booz Allen Hamilton Holding	81,325	2,646,315

		2,646,315

Machinery–1.00%
†Milacron Holdings	115,362	2,029,218

		2,029,218

Media–1.21%
John Wiley & Sons Class A	46,800	2,468,700

		2,468,700

Metals & Mining–1.23%
Reliance Steel & Aluminum	34,411	2,505,465

		2,505,465

Oil, Gas & Consumable Fuels–6.47%
Delek U.S. Holdings	49,507	1,308,965
†Diamondback Energy	59,788	5,309,772
†Energen	25,760	1,271,771
†Newfield Exploration	124,733	3,549,901
†QEP Resources	174,217	1,759,592

		13,200,001

Paper & Forest Products–0.77%
†Louisiana-Pacific	65,177	1,571,417

		1,571,417

Road & Rail–4.22%
†Genesee & Wyoming	50,053	3,423,125
Knight Transportation	102,045	3,780,767
Schneider National Class B	43,271	967,972
†Swift Transportation	16,444	435,766

		8,607,630

Semiconductors & Semiconductor Equipment–3.82%
†Microsemi	88,316	4,133,189
Silicon Motion Technology ADR	75,714	3,651,686

		7,784,875

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–1.50%
SS&C Technologies Holdings	79,692	$3,060,970

		3,060,970

Specialty Retail–0.20%
Camping World Holdings Class A	13,200	407,220

		407,220

Textiles, Apparel & Luxury Goods–1.03%
†Global Brands Group Holding	20,022,788	2,102,951

		2,102,951

Thrift & Mortgage Finance–0.69%
Provident Financial Services	55,283	1,403,083

		1,403,083

Trading Companies & Distributors–0.95%
†WESCO International	33,774	1,935,250

		1,935,250

Wireless Telecommunication Services–1.09%
Millicom International Cellular SDR	37,737	2,228,914

		2,228,914

Total Common Stock (Cost $158,546,337)		201,667,358

MONEY MARKET FUND–1.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	2,779,887	2,779,887

Total Money Market Fund (Cost $2,779,887)		2,779,887

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.27% (Cost $161,326,224)	$204,447,245
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(545,034)

NET ASSETS APPLICABLE TO 7,824,750 SHARES OUTSTANDING–100.00%	$203,902,211

NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND STANDARD CLASS ($107,811,077 / 4,128,910 Shares)	$26.111
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND SERVICE CLASS ($96,091,134 / 3,695,840 Shares)	$26.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$155,635,157
Undistributed net investment income	323,085
Accumulated net realized gain on investments	4,822,941
Net unrealized appreciation of investments	43,121,028

TOTAL NET ASSETS	$203,902,211

†	Non-income producing for the period.

«	Includes $1,717,249 payable for securities purchased, $165,354 due to manager and affiliates, and $117,812 payable for fund shares redeemed as of June 30, 2017.

The following foreign currency exchange contracts were outstanding at June 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	HKD	31,889	USD	(4,085)	7/3/17	$—	$(1)
BNYM	JPY	(2,408,733)	USD	21,459	7/3/17	41	—
BNYM	SEK	36,518	USD	(4,309)	7/3/17	26	—
Total						$67	$(1)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNP–Banque Paribas

BNYM–Bank of New York Mellon

HKD–Hong Kong Dollar IT–Information Technology

JPY–Japanese Yen

SDR–Special Depositary Receipt

SEK–Swedish Krona

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$1,318,707
Foreign tax withheld	(21,038)

1,297,669

EXPENSES:
Management fees	820,316
Distribution fees-Service Class	117,114
Accounting and administration expenses	24,339
Professional fees	17,722
Custodian fees	12,664
Reports and statements to shareholders	12,458
Shareholder servicing fees	9,762
Trustees’ fees and expenses	2,633
Consulting fees	1,060
Pricing fees	475
Other	672

1,019,215
Less:
Management fees waived	(44,631)

Total operating expenses	974,584

NET INVESTMENT INCOME	323,085

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,280,290
Foreign currencies	(1,864)
Foreign currency exchange contracts	1,548

Net realized gain	3,279,974

Net change in unrealized appreciation (depreciation) of:
Investments	3,083,940
Foreign currencies	(1)
Foreign currency exchange contracts	66

Net change in unrealized appreciation (depreciation)	3,084,005

NET REALIZED AND UNREALIZED GAIN	6,363,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$6,687,064

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/17	Year Ended
	(unaudited)	12/31/16
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$323,085	$567,354
Net realized gain	3,279,974	4,043,560
Net change in unrealized appreciation (depreciation)	3,084,005	17,393,236

Net increase in net assets resulting from operations	6,687,064	22,004,150

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(454,444)
Service Class	—	(230,162)
Net realized gain on investments:
Standard Class	—	(259,160)
Service Class	—	(265,986)

	—	(1,209,752)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,894,246	41,963,871
Service Class	12,871,646	18,504,268
Reinvestment of dividends and distributions:
Standard Class	—	713,604
Service Class	—	496,148

	30,765,892	61,677,891

Cost of shares redeemed:
Standard Class	(7,475,132)	(18,140,316)
Service Class	(10,996,254)	(17,862,009)

	(18,471,386)	(36,002,325)

Increase in net assets derived from capital share transactions	12,294,506	25,675,566

NET INCREASE IN NET ASSETS	18,981,570	46,469,964
NET ASSETS:
Beginning of period	184,920,641	138,450,677

End of period	$203,902,211	$184,920,641

Undistributed net investment income	$323,085	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–6

LVIP Wellington Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Standard Class
	Six Months
	Ended
	6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$25.200	$22.460	$22.964	$21.273	$15.896	$12.855

Income (loss) from investment operations:
Net investment income[2]	0.058	0.111	0.068	0.085	0.062	0.114
Net realized and unrealized gain (loss)	0.853	2.823	(0.418)	1.677	5.357	2.984

Total from investment operations	0.911	2.934	(0.350)	1.762	5.419	3.098

Less dividends and distributions from:
Net investment income.	—	(0.121)	(0.154)	(0.071)	(0.042)	(0.057)
Net realized gain	—	(0.073)	—	—	—	—

Total dividends and distributions.	—	(0.194)	(0.154)	(0.071)	(0.042)	(0.057)

Net asset value, end of period	$26.111	$25.200	$22.460	$22.964	$21.273	$15.896

Total return[3]	3.62%	13.07%	(1.52% )	8.29%	34.15%	24.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,811	$93,907	$58,589	$39,097	$35,212	$50,386
Ratio of expenses to average net assets	0.88%	0.92%	0.96%	0.94%	1.00%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.94%	0.97%	0.95%	1.01%	1.05%
Ratio of net investment income to average net assets	0.45%	0.48%	0.29%	0.38%	0.34%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.41%	0.46%	0.28%	0.37%	0.33%	0.76%
Portfolio turnover	22%	50%	45%	40%	56%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–7

LVIP Wellington Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Service Class
	Six Months
	Ended
	6/30/17[1]	Year Ended
	(unaudited)	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$25.124	$22.400	$22.843	$21.171	$15.860	$12.827

Income (loss) from investment operations:
Net investment income[2]	0.026	0.053	0.009	0.029	0.017	0.077
Net realized and unrealized gain (loss)	0.850	2.808	(0.412)	1.668	5.336	2.976

Total from investment operations	0.876	2.861	(0.403)	1.697	5.353	3.053

Less dividends and distributions from:
Net investment income	—	(0.064)	(0.040)	(0.025)	(0.042)	(0.020)
Net realized gain	—	(0.073)	—	—	—	—

Total dividends and distributions	—	(0.137)	(0.040)	(0.025)	(0.042)	(0.020)

Net asset value, end of period	$26.000	$25.124	$22.400	$22.843	$21.171	$15.860

Total return[3]	3.49%	12.78%	(1.76% )	8.02%	33.82%	23.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,091	$91,014	$79,862	$143,293	$77,486	$62,511
Ratio of expenses to average net assets	1.13%	1.17%	1.21%	1.19%	1.25%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.19%	1.22%	1.20%	1.26%	1.30%
Ratio of net investment income to average net assets	0.20%	0.23%	0.04%	0.13%	0.09%	0.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16%	0.21%	0.03%	0.12%	0.08%	0.51%
Portfolio turnover	22%	50%	45%	40%	56%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–8

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Mid-Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2017 and for all open tax years (years ended December 31, 2013–December 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Wellington Mid-Cap Value Fund–9

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $2,236 for the six months ended June 30, 2017. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% of the first $100 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2018, and can not be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Effective May 1, 2017, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.90% of the average daily net assets for the Standard Class and 1.15% for the Service Class. This agreement will continue through at least April 30, 2018, and can not be terminated before that date without the mutual agreement of the Board and LIAC.

Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$5,512
Legal	1,331

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,317 for the six months ended June 30, 2017.

LVIP Wellington Mid-Cap Value Fund–10

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$132,534
Distribution fees payable to LFD	19,649
Shareholder servicing fees payable to Lincoln Life	4,855
Printing and mailing fees payable to Lincoln Life	8,317

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities sales of $34,642.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$55,051,776
Sales	41,794,471

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$161,326,224

Aggregate unrealized appreciation	$48,142,816
Aggregate unrealized depreciation	(5,021,795)

Net unrealized appreciation	$43,121,021

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Wellington Mid-Cap Value Fund–11

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$201,667,358	$—	$201,667,358
Money Market Fund	2,779,887	—	2,779,887

Total Investments	$204,447,245	$—	$204,447,245

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$ —	$ 67	$ 67

Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (1)	$ (1)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/17	12/31/16
Shares sold:
Standard Class	690,351	1,857,194
Service Class	498,292	815,956
Shares reinvested:
Standard Class	—	28,443
Service Class	—	20,224

	1,188,643	2,721,817

Shares redeemed:
Standard Class	(287,873)	(767,781)
Service Class	(425,112)	(778,873)

	(712,985)	(1,546,654)

Net increase	475,658	1,175,163

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Wellington Mid-Cap Value Fund–12

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

During the six months ended June 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
(Foreign currency exchange contracts) Currency contracts	Liabilities net of receivables and other assets	$67	Liabilities net of receivables and other assets	$(1)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation)
		(Loss) on Derivatives	on Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,548	$66

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$10,876	$20,768

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are

LVIP Wellington Mid-Cap Value Fund–13

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2017, there were no Rule 144A securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Mid-Cap Value Fund–14

LVIP Western Asset Core Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2017

LVIP Western Asset Core Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017 to June 30, 2017

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17*
Actual
Standard Class Shares	$1,000.00	$1,026.20	0.50%	$2.51
Service Class Shares	1,000.00	1,024.90	0.75%	3.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.32	0.50%	$2.51
Service Class Shares	1,000.00	1,021.08	0.75%	3.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2017

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	3.27%
Agency Commercial Mortgage-Backed Securities	0.51%
Agency Mortgage-Backed Securities	23.49%
Corporate Bonds	24.99%
Aerospace & Defense	0.25%
Air Freight & Logistics	0.05%
Airlines	0.07%
Automobiles	0.65%
Banks	5.76%
Beverages	0.51%
Biotechnology	0.44%
Capital Markets	1.81%
Chemicals	0.23%
Commercial Services & Supplies	0.15%
Communications Equipment	0.05%
Construction & Engineering	0.29%
Consumer Finance	0.08%
Diversified Telecommunication Services	0.77%
Electric Utilities	0.89%
Electrical Equipment	0.20%
Electronic Equipment, Instruments & Components	0.03%
Energy Equipment & Services	0.24%
Food & Staples Retailing	0.39%
Food Products	0.66%
Health Care Equipment & Supplies	0.44%
Health Care Providers & Services	0.29%
Hotels, Restaurants & Leisure	0.08%
Household Durables	0.12%
Household Products	0.15%
Industrial Conglomerates	0.74%
Insurance	0.28%
Internet & Direct Marketing Retail	0.05%
IT Services	0.34%
Media	0.58%
Metals & Mining	1.69%
Multi-Utilities	0.09%
Oil, Gas & Consumable Fuels	3.98%
Paper & Forest Products	0.05%
Pharmaceuticals	0.20%
Semiconductors & Semiconductor Equipment	0.20%
Software	0.65%
Specialty Retail	0.04%

Security Type/Sector	Percentage of Net Assets
Technology Hardware, Storage & Peripherals	0.61%
Tobacco	0.36%
Trading Companies & Distributors	0.16%
Wireless Telecommunication Services	0.37%
Non-Agency Asset-Backed Securities	5.24%
Non-Agency Collateralized Mortgage Obligations	3.26%
Non-Agency Commercial Mortgage-Backed Securities	5.43%
Regional Bonds	0.31%
Sovereign Bonds	2.68%
Supranational Bank	0.03%
U.S. Treasury Obligations	27.61%
Money Market Fund	17.58%
Total Value of Securities	114.40%
Liabilities Net of Receivables and Other Assets	(14.40%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
U.S. Government	56.68%
AAA	9.13%
AA	4.56%
A	15.28%
BBB	11.88%
Not Rated	2.47%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Collateralized Mortgage Obligations, Agency Commercial Mortgage-Backed Securities, Agency Mortgage-Backed Securities, and U.S. Treasury Obligations appear under “U.S. Government”. “Not Rated” isused to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

IT–Information Technology

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.27%
•Fannie Mae Connecticut
Avenue Securities Series 2015-C04 2M1 2.916% 4/25/28	288,496	$289,229
Fannie Mae REMICs
•*Series 2010-100 SV 5.414% 9/25/40	3,368,359	612,016
•*Series 2016-60 QS 4.884% 9/25/46	2,649,199	458,187
•*Series 2016-61 BS 4.884% 9/25/46	5,018,698	824,262
•*Freddie Mac Strips
Series 334 S7 4.941% 8/15/44 Freddie Mac Structured Agency Credit Risk Debt	3,138,804	657,074
Notes
•Series 2014-DN1 M2 3.416% 2/25/24	3,868,058	3,976,448
•Series 2015-DNA3 M2 4.066% 4/25/28	5,099,069	5,281,362
•Series 2015-HQ2 M2 3.166% 5/25/25	534,000	544,100
•Series 2015-HQA2 M2 4.016% 5/25/28	584,585	605,251
•Series 2016-DNA1 M2 4.116% 7/25/28	467,000	486,179
•Series 2016-DNA3 M2 3.216% 12/25/28	280,000	286,994
•Series 2016-HQA1 M2 3.966% 9/25/28	6,910,000	7,170,099
•Series 2016-HQA2 M2 3.466% 11/25/28	323,000	331,919
•Series 2016-HQA3 M1 2.016% 3/25/29	7,911,828	7,929,518
•Series 2016-HQA3 M2 2.566% 3/25/29	9,000,000	9,145,266
GNMA
Series 2010-42 PC 5.00% 7/20/39	185,000	201,652
*Series 2013-53 OI 3.50% 4/20/43	3,278,680	527,010
•Series 2013-74 IO 0.783% 12/16/53	61,446,681	2,989,111
•Series 2016-128 IO 0.977% 9/16/56	21,482,110	1,695,009
•*Series 2016-135 SB 4.928% 10/16/46	555,210	122,683
•*Series 2016-21 ST 4.938% 2/20/46	3,605,391	602,267
•Series 2016-56 VL 3.372% 3/16/57	2,187,807	2,200,506

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-84 IG 4.50% 11/16/45	6,459,402	$1,302,996

Total Agency Collateralized Mortgage Obligations
(Cost $48,849,379)		48,239,138

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.51%
Fannie Mae-Aces Series 2016-M11 AL 2.944% 7/25/39	2,475,657	2,430,662
Freddie Mac Multifamily Structured Pass Through Certificates
•♦Series K058 X1 1.059% 8/25/26	55,556,348	3,835,716
♦Series KJ11 A2 2.932% 1/25/23	1,153,000	1,183,858

Total Agency Commercial Mortgage-Backed Securities
(Cost $7,578,597)		7,450,236

AGENCY MORTGAGE-BACKED SECURITIES–23.49%
Fannie Mae
2.91% 6/1/25	1,076,154	1,101,784
3.08% 1/1/27	2,080,000	2,118,046
4.00% 8/1/56	13,650,168	14,424,296
Fannie Mae S.F. 15 yr
4.00% 1/1/27	1,724,091	1,814,654
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/32	15,700,000	15,760,446
3.00% 7/1/32	10,700,000	10,970,008
3.50% 7/1/32	5,500,000	5,718,389
Fannie Mae S.F. 30 yr
3.00% 11/1/46	3,480,396	3,478,156
3.00% 12/1/46	1,359,354	1,362,483
3.00% 1/1/47	3,435,264	3,440,902
3.00% 2/1/47	2,952,577	2,959,617
4.00% 11/1/42	2,001,916	2,123,440
4.00% 4/1/47	3,169,652	3,349,814
4.50% 6/1/38	2,661,901	2,868,363
4.50% 6/1/39	2,225,266	2,408,158
4.50% 10/1/41	1,458,739	1,579,787
4.50% 1/1/42	5,623,738	6,081,498
4.50% 10/1/43	2,897,012	3,144,915
4.50% 8/1/44	5,085,393	5,495,915
4.50% 3/1/46	4,492,686	4,869,644
5.00% 4/1/37	67,365	73,906
5.50% 5/1/34	895,831	1,003,495
5.50% 9/1/36	1,227,352	1,374,799
5.50% 1/1/38	3,668,918	4,107,337
5.50% 1/1/39	1,402,451	1,570,712
5.50% 3/1/40	2,433,420	2,725,607
5.50% 3/1/41	1,207,482	1,352,576
5.50% 6/1/41	834,274	936,360

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 7/1/41	2,610,853	$2,923,510
6.00% 1/1/39	108,660	123,043
6.00% 10/1/39	1,486,811	1,695,961
6.00% 4/1/40	115,357	130,343
6.00% 10/1/40	532,394	602,972
6.00% 7/1/41	1,530,925	1,739,154
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/47	15,500,000	15,455,131
3.50% 7/1/47	43,500,000	44,602,407
4.50% 7/1/47	6,800,000	7,285,164
Freddie Mac S.F. 15 yr TBA
3.00% 7/1/32	3,000,000	3,077,227
Freddie Mac S.F. 20 yr
3.00% 6/1/36	312,400	318,491
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,875,920	5,883,050
4.00% 8/1/44	67,065	70,586
4.00% 5/1/45	59,746	62,883
4.00% 9/1/45	57,784	60,818
4.00% 10/1/45	96,988	102,081
4.00% 11/1/45	71,841	75,613
4.00% 12/1/45	698,970	735,671
4.00% 9/1/46	888,554	935,210
4.00% 12/1/46	1,004,677	1,057,430
4.00% 2/1/47	888,746	935,412
4.00% 7/1/47	14,000,000	14,735,106
4.50% 10/1/35	618,404	664,164
Freddie Mac S.F. 30 yr TBA
3.00% 7/1/47	25,800,000	25,703,250
3.50% 7/1/47	24,600,000	25,225,873
4.00% 7/1/47	2,100,000	2,204,368
GNMA II S.F. 30 yr
3.50% 3/20/47	2,180,952	2,261,368
4.00% 3/20/47	4,261,711	4,488,953
GNMA II S.F. 30 yr TBA
3.00% 7/1/47	36,400,000	36,736,273
3.50% 7/1/47	37,200,000	38,472,936

Total Agency Mortgage-Backed Securities (Cost $347,678,927)		346,579,555

CORPORATE BONDS–24.99%
Aerospace & Defense–0.25%
#Aviation Capital Group 144A
6.75% 4/6/21	606,000	688,293
Boeing 4.875% 2/15/20	890,000	958,376
Lockheed Martin
3.55% 1/15/26	1,676,000	1,739,790
4.50% 5/15/36	240,000	262,574

		3,649,033

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Air Freight & Logistics–0.05%
United Parcel Service
3.125% 1/15/21	660,000	$685,731

		685,731

Airlines–0.07%
♦American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26	268,501	275,213
♦American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27	750,258	755,885

		1,031,098

Automobiles–0.65%
#BMW U.S. Capital 144A
2.80% 4/11/26	2,144,000	2,087,900
Ford Motor Credit 3.096% 5/4/23	1,366,000	1,351,408
3.336% 3/18/21	1,939,000	1,978,152
General Motors 6.75% 4/1/46	191,000	227,310
General Motors Financial
3.45% 4/10/22	1,140,000	1,159,919
3.70% 5/9/23	2,090,000	2,125,012
4.375% 9/25/21	643,000	678,418

		9,608,119

Banks–5.76%
#Bank Nederlandse Gemeenten
144A 1.625% 4/19/21	1,294,000	1,277,813
Bank of America
3.30% 1/11/23	4,140,000	4,224,729
4.25% 10/22/26	3,250,000	3,353,184
4.45% 3/3/26	8,611,000	8,977,941
5.00% 1/21/44	2,180,000	2,473,871
#BNP Paribas 144A
4.625% 3/13/27	1,390,000	1,468,641
#BPCE 144A 5.15% 7/21/24	780,000	834,560
Citigroup
3.30% 4/27/25	4,070,000	4,078,177
4.45% 9/29/27	9,000,000	9,371,700
4.75% 5/18/46	620,000	653,415
Cooperatieve Rabobank
2.50% 1/19/21	648,000	652,165
4.375% 8/4/25	3,250,000	3,413,956
5.25% 8/4/45	780,000	914,557
#•144A 11.00% 12/29/49	1,520,000	1,771,180
HSBC Holdings
3.40% 3/8/21	1,340,000	1,377,960
•4.041% 3/13/28	3,410,000	3,536,245
4.30% 3/8/26	910,000	965,644
•6.875% 12/29/49	566,000	612,695
JPMorgan Chase & Co. 3.625% 12/1/27	1,570,000	1,557,267

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
4.125% 12/15/26	2,000,000	$2,075,620
4.25% 10/1/27	7,738,000	8,088,276
Lloyds Banking Group
3.10% 7/6/21	233,000	236,895
4.65% 3/24/26	2,810,000	2,933,317
Santander UK Group Holdings
2.875% 10/16/20	635,000	645,339
3.125% 1/8/21	1,210,000	1,230,032
US Bancorp 2.35% 1/29/21	713,000	716,886
•Wachovia Capital Trust III
5.57% 3/29/49	1,850,000	1,862,488
Wells Fargo & Co.
3.00% 10/23/26	1,480,000	1,442,898
4.125% 8/15/23	2,460,000	2,603,669
4.30% 7/22/27	1,004,000	1,052,897
4.40% 6/14/46	2,750,000	2,790,945
4.60% 4/1/21	2,410,000	2,599,207
4.65% 11/4/44	30,000	31,583
4.75% 12/7/46	3,140,000	3,360,667
4.90% 11/17/45	1,630,000	1,781,541

		84,967,960

Beverages–0.51%
Anheuser-Busch InBev Finance
3.30% 2/1/23	1,350,000	1,391,853
3.65% 2/1/26	169,000	174,427
4.90% 2/1/46	3,760,000	4,260,667
Diageo Investment
2.875% 5/11/22	900,000	922,600
PepsiCo 4.45% 4/14/46	769,000	840,351

		7,589,898

Biotechnology–0.44%
AbbVie 3.60% 5/14/25	610,000	623,270
Amgen 3.875% 11/15/21	570,000	601,379
Celgene 3.25% 8/15/22	2,818,000	2,900,353
Compass Bank 3.875% 4/10/25	892,000	890,017
Gilead Sciences
3.65% 3/1/26	90,000	92,650
4.75% 3/1/46	1,190,000	1,309,544

		6,417,213

Capital Markets–1.81%
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	1,139,000	1,161,361
4.55% 4/17/26	2,881,000	3,066,029
Goldman Sachs Group
3.50% 11/16/26	4,000,000	3,983,512
4.25% 10/21/25	1,340,000	1,387,519
4.75% 10/21/45	3,090,000	3,427,159
5.15% 5/22/45	800,000	890,664
5.25% 7/27/21	2,380,000	2,610,037

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
6.25% 2/1/41	1,660,000	$2,172,913
6.75% 10/1/37	750,000	975,310
Kreditanstalt fuer
Wiederaufbau 1.50% 6/15/21	1,006,000	990,885
State Street 3.10% 5/15/23	730,000	743,561
UBS Group Funding Switzerland
#144A 3.491% 5/23/23	1,820,000	1,864,130
#144A 4.125% 4/15/26	1,176,000	1,228,694
#144A 4.253% 3/23/28	2,080,000	2,177,367

		26,679,141

Chemicals–0.23%
#Equate Petrochemical 144A
4.25% 11/3/26	2,150,000	2,184,400
#OCP 144A 4.50% 10/22/25	1,257,000	1,271,141

		3,455,541

Commercial Services & Supplies–0.15%
Cintas No. 2
2.90% 4/1/22	600,000	610,039
3.70% 4/1/27	690,000	712,978
Waste Management
2.40% 5/15/23	960,000	948,629

		2,271,646

Communications Equipment–0.05%
Harris
4.854% 4/27/35	580,000	636,973
5.054% 4/27/45	80,000	90,136

		727,109

Construction & Engineering–0.29%
#Mexico City Airport Trust 144A
5.50% 10/31/46	4,190,000	4,252,850

		4,252,850

Consumer Finance–0.08%
Toyota Motor Credit
2.80% 7/13/22	1,225,000	1,246,756

		1,246,756

Diversified Telecommunication Services–0.77%
AT&T
3.60% 2/17/23	1,321,000	1,353,655
4.125% 2/17/26	2,601,000	2,671,425
4.35% 6/15/45	70,000	65,222
Telefonica Emisiones
5.213% 3/8/47	490,000	531,134
Verizon Communications
3.50% 11/1/24	1,240,000	1,253,417
4.125% 3/16/27	3,200,000	3,311,488
5.25% 3/16/37	820,000	884,252

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
5.50% 3/16/47	1,180,000	$1,294,849

		11,365,442

Electric Utilities–0.89%
Duke Energy 3.75% 9/1/46	880,000	839,607
FirstEnergy
2.85% 7/15/22	2,190,000	2,190,471
7.375% 11/15/31	1,450,000	1,912,285
Majapahit Holding 7.75% 1/20/20	1,420,000	1,590,400
Pacific Gas & Electric
5.80% 3/1/37	892,000	1,139,958
6.05% 3/1/34	3,330,000	4,304,271
Southern 3.25% 7/1/26	1,200,000	1,176,179

		13,153,171

Electrical Equipment–0.20%
Eaton
2.75% 11/2/22	1,660,000	1,671,104
4.15% 11/2/42	1,170,000	1,201,444

		2,872,548

Electronic Equipment, Instruments & Components–0.03%
#Temasek Financial I 144A
2.375% 1/23/23	368,000	364,646

		364,646

Energy Equipment & Services–0.24%
Halliburton
3.80% 11/15/25	1,120,000	1,149,800
5.00% 11/15/45	290,000	309,742
Schlumberger Holdings
#144A 3.00% 12/21/20	660,000	672,547
#144A 4.00% 12/21/25	1,270,000	1,333,661

		3,465,750

Food & Staples Retailing–0.39%
CVS Health
3.875% 7/20/25	2,380,000	2,478,751
5.125% 7/20/45	1,170,000	1,346,513
Walgreens Boots Alliance
4.80% 11/18/44	386,000	412,349
Wal-Mart Stores 4.75% 10/2/43	1,290,000	1,520,053

		5,757,666

Food Products–0.66%
Danone
#144A 2.077% 11/2/21	1,040,000	1,027,052
#144A 2.589% 11/2/23	2,160,000	2,110,508
#144A 2.947% 11/2/26	1,490,000	1,443,064
Kraft Heinz Foods 3.00% 6/1/26 .	2,992,000	2,869,026

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
#Smithfield Foods 144A
2.70% 1/31/20	2,320,000	$2,335,114

		9,784,764

Health Care Equipment & Supplies–0.44%
Abbott Laboratories
3.75% 11/30/26	40,000	40,911
4.75% 11/30/36	650,000	709,753
4.90% 11/30/46	1,220,000	1,349,157
Becton Dickinson and Co.
3.363% 6/6/24	1,220,000	1,224,623
3.734% 12/15/24	313,000	318,628
4.685% 12/15/44	660,000	682,336
Medtronic
3.50% 3/15/25	1,050,000	1,093,379
4.625% 3/15/45	940,000	1,060,496

		6,479,283

Health Care Providers & Services–0.29%
Anthem 3.125% 5/15/22	320,000	326,328
Cardinal Health
2.616% 6/15/22	390,000	390,803
3.079% 6/15/24	510,000	512,007
Humana
3.95% 3/15/27	1,220,000	1,273,936
4.80% 3/15/47	50,000	55,323
4.95% 10/1/44	220,000	248,028
UnitedHealth Group
3.75% 7/15/25	810,000	854,022
3.875% 10/15/20	610,000	642,474

		4,302,921

Hotels, Restaurants & Leisure–0.08%
McDonald’s
3.50% 3/1/27	290,000	295,376
3.70% 1/30/26	890,000	923,350

		1,218,726

Household Durables–0.12%
Newell Brands
3.15% 4/1/21	330,000	337,958
3.85% 4/1/23	390,000	409,989
4.20% 4/1/26	1,000,000	1,062,927

		1,810,874

Household Products–0.15%
#Reckitt Benckiser Treasury
Services 144A 2.375% 6/24/22	2,150,000	2,137,453

		2,137,453

Industrial Conglomerates–0.74%
General Electric
4.50% 3/11/44	450,000	501,136

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
General Electric (continued)
5.55% 5/4/20	362,000	$397,922
5.875% 1/14/38	650,000	842,824
6.00% 8/7/19	1,016,000	1,104,521
6.875% 1/10/39	5,560,000	8,075,066

		10,921,469

Insurance–0.28%
American International Group
3.75% 7/10/25	450,000	459,129
Chubb INA Holdings 3.35% 5/3/26	820,000	839,637
MetLife 6.40% 12/15/36	1,600,000	1,852,000
#NUVEEN FINANCE 144A
2.95% 11/1/19	919,000	932,655

		4,083,421

Internet & Direct Marketing Retail–0.05%
Amazon.com 4.95% 12/5/44	630,000	745,388

		745,388

IT Services–0.34%
Visa 3.15% 12/14/25	2,120,000	2,154,687
4.30% 12/14/45	2,560,000	2,814,789

		4,969,476

Media–0.58%
Charter Communications Operating
4.908% 7/23/25	2,401,000	2,598,069
6.484% 10/23/45	1,210,000	1,457,378
Comcast
3.15% 3/1/26	2,166,000	2,179,600
3.375% 8/15/25	1,000,000	1,026,969
Time Warner 3.80% 2/15/27	840,000	847,334
WPP Finance 2010
5.625% 11/15/43	343,000	397,474

		8,506,824

Metals & Mining–1.69%
Barrick Gold
4.10% 5/1/23	2,424,000	2,625,885
5.25% 4/1/42	10,000	11,419
Barrick North America Finance
5.70% 5/30/41	1,260,000	1,497,196
BHP Billiton Finance USA
2.875% 2/24/22	793,000	809,649
5.00% 9/30/43	480,000	556,737
#•144A 6.25% 10/19/75	1,150,000	1,256,950
#•144A 6.75% 10/19/75	920,000	1,053,483
Glencore Finance Canada
#144A 2.70% 10/25/17	610,000	610,961
#144A 4.25% 10/25/22	820,000	850,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Glencore Funding
#144A 4.00% 3/27/27	550,000	$542,222
#144A 4.125% 5/30/23	110,000	113,017
#144A 4.625% 4/29/24	1,380,000	1,444,653
Southern Copper 5.25% 11/8/42	3,960,000	3,959,236
Vale Overseas 5.875% 6/10/21	8,929,000	9,607,604

		24,939,512

Multi-Utilities–0.09%
DTE Energy 3.30% 6/15/22	1,263,000	1,297,375

		1,297,375

Oil, Gas & Consumable Fuels–3.98%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,621,561
6.60% 3/15/46	2,500,000	3,098,570
Apache
4.75% 4/15/43	3,700,000	3,724,416
5.10% 9/1/40	400,000	410,050
BP Capital Markets
3.119% 5/4/26	2,820,000	2,798,196
3.216% 11/28/23	1,520,000	1,544,963
3.245% 5/6/22	800,000	823,498
Chevron 2.954% 5/16/26	1,667,000	1,656,440
CNOOC Finance 2015 Australia
2.625% 5/5/20	488,000	489,935
CNOOC Finance 2015 USA
3.50% 5/5/25	3,000,000	3,005,733
ConocoPhillips 4.30% 11/15/44	1,050,000	1,076,350
Devon Energy
3.25% 5/15/22	370,000	368,132
5.00% 6/15/45	2,025,000	2,053,384
5.85% 12/15/25	2,260,000	2,572,470
Ecopetrol 5.875% 5/28/45	6,240,000	5,759,520
Enterprise Products Operating
3.95% 2/15/27	1,783,000	1,846,537
•7.034% 1/15/68	205,000	210,945
Exxon Mobil 3.043% 3/1/26	1,250,000	1,262,096
4.114% 3/1/46	1,460,000	1,544,071
Kinder Morgan Energy Partners
4.25% 9/1/24	1,080,000	1,117,555
Noble Energy 5.05% 11/15/44	1,200,000	1,236,991
Occidental Petroleum
3.00% 2/15/27	820,000	799,473
3.125% 2/15/22	370,000	380,177
4.10% 2/15/47	1,090,000	1,088,294
4.40% 4/15/46	380,000	395,959
4.625% 6/15/45	1,170,000	1,243,223
Petroleos Mexicanos
5.50% 6/27/44	790,000	702,310

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued) 6.375% 1/23/45	900,000	$882,000
6.625% 6/15/35	546,000	567,157
6.875% 8/4/26	365,000	405,333
Regency Energy Partners
5.875% 3/1/22	1,308,000	1,442,278
Shell International Finance
1.875% 5/10/21	850,000	840,041
2.875% 5/10/26	804,000	794,279
4.00% 5/10/46	4,020,000	3,979,515
#Sinopec Group Overseas Development 2014 144A
4.375% 4/10/24	830,000	883,973
Transcontinental Gas Pipe Line
7.85% 2/1/26	4,000,000	5,154,476

		58,779,901

Paper & Forest Products–0.05%
Celulosa Arauco y Constitucion
4.75% 1/11/22	740,000	771,917

		771,917

Pharmaceuticals–0.20%
Allergan Funding
3.80% 3/15/25	790,000	818,458
4.55% 3/15/35	420,000	449,631
4.75% 3/15/45	168,000	182,063
Eli Lilly 3.10% 5/15/27	460,000	465,098
Johnson & Johnson
3.70% 3/1/46	1,040,000	1,071,214

		2,986,464

Semiconductors & Semiconductor Equipment–0.20%
QUALCOMM 2.10% 5/20/20	3,000,000	3,014,967

		3,014,967

Software–0.65%
Microsoft
2.40% 8/8/26	4,900,000	4,721,366
2.70% 2/12/25	310,000	308,226
2.875% 2/6/24	1,780,000	1,810,539
3.30% 2/6/27	1,040,000	1,072,562
3.45% 8/8/36	40,000	40,107
3.70% 8/8/46	280,000	277,806
4.10% 2/6/37	1,240,000	1,338,322

		9,568,928

Specialty Retail–0.04%
TJX 2.25% 9/15/26	560,000	520,602

		520,602

Technology Hardware, Storage & Peripherals–0.61%
Apple 2.45% 8/4/26	3,950,000	3,781,611

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International
#144A 3.48% 6/1/19	1,690,000	$1,730,300
#144A 4.42% 6/15/21	3,230,000	3,408,144

		8,920,055

Tobacco–0.36%
Altria Group 5.375% 1/31/44	910,000	1,099,458
Philip Morris International
2.50% 8/22/22	800,000	799,704
4.50% 3/20/42	340,000	362,494
Reynolds American
4.00% 6/12/22	1,757,000	1,863,905
5.85% 8/15/45	1,010,000	1,241,690

		5,367,251

Trading Companies & Distributors–0.16%
AerCap Ireland Capital
4.50% 5/15/21	1,590,000	1,688,462
International Lease Finance
8.625% 1/15/22	590,000	727,210

		2,415,672

Wireless Telecommunication Services–0.37%
America Movil
3.125% 7/16/22	950,000	970,494
5.00% 3/30/20	664,000	714,192
#Bharti Airtel 144A
4.375% 6/10/25	1,660,000	1,662,736
#Sprint Spectrum 144A
3.36% 9/20/21	2,100,000	2,123,625

		5,471,047

Total Corporate Bonds (Cost $367,204,016)		368,575,608

NON-AGENCY ASSET-BACKED SECURITIES–5.24%
#•Apidos CLO XVIII Series 2014-18A A1R 144A 2.273% 7/22/26	2,000,000	1,998,990
#•Apidos CLO XXII Series 2015-22A A1 144A 2.656% 10/20/27	3,500,000	3,511,777
#Applebee’s Funding Series 2014-1 A2 144A 4.277% 9/5/44	2,460,000	2,421,510
#•Ares XXXIII CLO Series 2015-1A A1R 144A 2.568% 12/5/25	1,750,000	1,755,453
#•Avery Point IV CLO Series 2014-1A CR 144A 3.506% 4/25/26	2,000,000	2,010,412
#Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20	1,001,000	1,003,653

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
BlueMountain CLO
#•Series 2014-3A A1R 144A 2.298% 10/15/26	1,000,000	$999,996
#•Series 2015-1A A1R 144A 2.485% 4/13/27	2,250,000	2,258,185
#•Carlyle US CLO Series 2017-2A A1B 144A 2.551% 7/20/31	3,500,000	3,488,779
#•Catskill Park CLO Series 2017-1A A2 144A 2.785% 4/20/29	1,500,000	1,498,500
#•GT Loan Financing I Series 2013-1A A 144A 2.442% 10/28/24	2,850,000	2,850,308
#•KKR CLO Series 18 A 144A 1.00% 7/18/30	3,000,000	3,000,000
#•Madison Park Funding XI Series 2013-11A C 144A 3.903% 10/23/25	1,100,000	1,100,304
#•Magnetite XVIII Series 2016-18A A 144A 2.582% 11/15/28	2,750,000	2,778,339
#•Neuberger Berman CLO XV Series 2013-15A A1 144A 2.558% 10/15/25	2,250,000	2,250,126
#•Neuberger Berman Loan Advisers CLO 24 Series 2017-24A C 144A 3.549% 4/19/30	1,000,000	983,823
•RAMP Series 2005-RS3 M1 1.636% 3/25/35	38,300	38,298
#•Regatta VII Funding Series 2016-1A B2 144A 3.074% 12/20/28	2,750,000	2,751,590
#•Seneca Park CLO Series 2014-1A AR 144A 2.278% 7/17/26	1,500,000	1,502,180
#•SHACKLETON 2013-IV CLO Series 2013-4A B1R 144A 2.655% 1/13/25	2,250,000	2,247,741
SLM Private Credit Student Loan Trust
•Series 2005-B A4 1.576% 6/15/39	7,920,000	7,485,161
•Series 2006-A A5 1.536% 6/15/39	3,870,000	3,668,049
#•SMB Private Education Loan Trust Series 2016-C A2B 144A 2.259% 9/15/34	3,400,000	3,456,783

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 144A 1.516% 7/25/36	4,676,606	$4,561,878
#•TCI-Symphony CLO Series 2016-1A B1 144A 2.718% 10/13/29	2,500,000	2,505,415
Towd Point Mortgage Trust
#•Series 2015-6 A1B 144A 2.75% 4/25/55	556,503	560,819
#•Series 2016-1 A1B 144A 2.75% 2/25/55	400,792	403,779
#•Series 2016-2 A1 144A 3.00% 8/25/55	359,836	364,883
#•Venture VII CDO Series 2006-7A A2 144A 1.396% 1/20/22	3,108,283	3,071,558
#•Venture XXIV CLO Series 2016-24A A1D 144A 2.576% 10/20/28	1,750,000	1,751,822
#•Venture XXVIII CLO Series 2017-28A A2 144A 0.00% 7/20/30	4,040,000	4,006,525
Voya CLO
#•Series 2013-3A A1R 144A 2.208% 1/18/26	2,000,000	2,001,236
#•Series 2014-2A A1R 144A 2.408% 4/17/30	3,000,000	3,005,886

Total Non-Agency Asset-Backed Securities (Cost $76,629,180)		77,293,758

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.26%
•Bear Stearns ALT-A Trust Series 2004-7 2A1 3.422% 8/25/34	2,289,812	2,337,471
#•Galton Funding Mortgage Trust Series 2017-1 A22 144A 3.00% 7/25/56	2,445,437	2,439,705
•Homestar Mortgage Acceptance Series 2004-3 M1 1.846% 7/25/34	1,367,760	1,298,236
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 1.586% 8/25/36	2,680,325	2,590,798
#•=Mill City Mortgage Loan Trust Series 2017-1 M3 144A 3.25% 11/25/58	5,633,000	5,240,943
#•Mortgage Repurchase Agreement Financing Trust Series 2016-4 A1 144A 2.317% 5/10/19	2,740,000	2,740,000
New Residential Mortgage Loan Trust
#•Series 2014-2A A3 144A 3.75% 5/25/54	3,355,360	3,425,039

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
New Residential Mortgage Loan Trust (continued)
#•Series 2015-1A A3 144A 3.75% 5/28/52	1,743,890	$1,790,683
#•Series 2015-2A A1 144A 3.75% 8/25/55	556,775	574,473
#•Series 2016-3A A1B 144A 3.25% 9/25/56	3,598,983	3,658,110
#•Series 2016-3A B1 144A 4.00% 9/25/56	5,216,692	5,512,494
#•Series 2016-4A B2 144A 4.75% 11/25/56	2,475,171	2,543,021
#•=Series 2017-4A A1 144A 4.00% 5/25/57	10,640,000	11,113,448
•♦Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates Series 2005-1 M5 2.416% 2/25/35	1,921,000	1,888,476
•♦Structured Asset Securities Mortgage Pass-Through Certificates Series 2004-S3 M1 2.191% 11/25/34	947,429	946,239

Total Non-Agency Collateralized Mortgage Obligations (Cost $47,934,262)		48,099,136

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.43%
CD Mortgage Trust Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,481,960
#•CG-BAM Commercial Mortgage Trust Series 2016-IMC D 144A 6.572% 11/15/21	1,130,000	1,115,696
Chicago Skyscraper Trust
#•Series 2017-SKY B 144A 2.259% 2/15/30	1,380,000	1,382,583
#•Series 2017-SKY C 144A 2.409% 2/15/30	1,380,000	1,383,232
Citigroup Commercial Mortgage Trust
•Series 2013-GC11 XA 1.942% 4/10/46	18,283,191	898,809
#•Series 2013-GC17 D 144A 5.259% 11/10/46	4,500,000	4,289,983
Series 2014-GC25 A4 3.635% 10/10/47	889,000	924,535
Series 2016-P3 A4 3.329% 4/15/49	758,000	772,129
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	775,000	781,227

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR16 A4 4.051% 4/10/47	774,000	$824,505
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,200,219
Series 2014-CR20 A4 3.59% 11/10/47	402,000	416,644
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,647,315
Series 2015-CR23 A4 3.497% 5/10/48	418,000	430,032
•Series 2015-LC19 B 3.829% 2/10/48	870,000	883,130
CSMC Trust
#•Series 2016-BDWN A 144A 4.059% 2/15/29	4,150,000	4,170,750
#•Series 2016-BDWN B 144A 5.659% 2/15/29	2,850,000	2,856,284
#Series 2017-LSTK A 144A 2.761% 4/5/33	1,350,000	1,366,127
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	925,000	938,980
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.871% 11/10/46	948,000	1,035,505
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,986,000	2,062,722
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	437,000	463,071
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,533,066
Series 2015-GC32 A4 3.764% 7/10/48	512,000	537,343
#•Hospitality Mortgage Trust Series 2017-HIT A 144A 1.939% 5/8/30	1,340,000	1,341,582
#Hudson Yards Mortgage Trust Series 2016-10HY A 144A 2.835% 8/10/38	4,350,000	4,244,556
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,879,194
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,704,000	1,710,255
•Series 2017-C5 B 4.009% 3/15/50	4,180,000	4,305,422
•Series 2017-C5 C 4.512% 3/15/50	5,211,000	5,363,269

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities
Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	$688,073
#•Series 2015-FL7 C 144A 4.009% 5/15/28	1,100,000	1,101,322
Series 2015-JP1 A5 3.914% 1/15/49	1,248,000	1,325,440
•Series 2016-JP3 C 3.623% 8/15/49	1,140,000	1,079,837
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	733,914	638,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	717,000	751,193
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	1,694,285
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,313,134
Series 2016-C29 A4 3.325% 5/15/49	710,000	721,381
•Morgan Stanley Capital I Trust Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,834,731
#MSCG Trust Series 2016-SNR C 144A 5.205% 11/15/34	1,050,000	1,057,076
#•Rosslyn Portfolio Trust Series 2017-ROSS A 144A 2.109% 6/15/33	1,490,000	1,492,161
#VNDO Trust Series 2016-350P A 144A 3.805% 1/10/35	1,080,000	1,130,662
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	493,485
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	667,603
Series 2016-BNK1 A3 2.652% 8/15/49	3,750,000	3,611,619
•Series 2016-BNK1 XA 1.945% 8/15/49	17,989,847	2,226,946
•Series 2016-C36 XA 1.512% 11/15/59	42,929,917	3,839,592
•Series 2016-C37 C 4.644% 12/15/49	1,220,000	1,236,415

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $82,172,762)		80,144,031

	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS–0.31%
Canada–0.21%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	$1,401,036
Province of Manitoba Canada 2.125% 6/22/26	872,000	829,984
Province of Quebec Canada 2.50% 4/20/26	959,000	944,168

		3,175,188

Japan–0.10%
Japan Finance Organization For Municipalities #144A 2.125% 4/13/21	1,468,000	1,447,097

		1,447,097

Total Regional Bonds (Cost $4,837,337)		4,622,285

ΔSOVEREIGN BONDS–2.68%
Colombia–0.25%
Colombia Government International Bond
5.00% 6/15/45	630,000	636,930
5.625% 2/26/44	2,770,000	3,041,460

		3,678,390

Indonesia–0.29%
Indonesia Government International Bond
4.625% 4/15/43	950,000	960,807
#144A 4.875% 5/5/21	290,000	312,187
5.125% 1/15/45	2,790,000	2,993,840

		4,266,834

Kuwait–0.13%
#Kuwait International
Government Bond 144A 3.50% 3/20/27	1,930,000	1,975,210

		1,975,210

Mexico–1.18%
Mexico Government International Bond
4.00% 10/2/23	8,000,000	8,387,200
4.75% 3/8/44	8,320,000	8,349,120
5.55% 1/21/45	580,000	651,775

		17,388,095

Peru–0.28%
Peruvian Government International Bond
6.55% 3/14/37	3,080,000	4,064,060

		4,064,060

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland–0.55%
Republic of Poland Government
International Bond 4.00% 1/22/24	7,560,000	$ 8,097,758

		8,097,758

Total Sovereign Bonds (Cost $39,617,939)		39,470,347

SUPRANATIONAL BANK–0.03%
FMS Wertmanagement 1.375% 6/8/21	476,000	466,750

Total Supranational Bank (Cost $478,083)		466,750

U.S. TREASURY OBLIGATIONS–27.61%
U.S. Treasury Bonds
2.50% 2/15/46	2,860,000	2,662,706
3.00% 5/15/45	47,650,000	49,111,140
3.00% 2/15/47	16,760,000	17,292,583
3.375% 5/15/44	6,640,000	7,337,067
3.75% 11/15/43	56,470,000	66,394,151
U.S. Treasury Inflation Index Bond 1.00% 2/15/46	11,754,366	11,756,223
U.S. Treasury Inflation Index Notes
0.125% 4/15/21	21,955,002	21,929,490
0.125% 4/15/22	5,731,122	5,706,656
0.125% 7/15/26	13,526,791	13,056,275
0.625% 1/15/26	4,888,178	4,922,248

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.125% 6/30/21	116,261,000	$113,483,873
1.125% 7/31/21	28,890,000	28,162,665
1.375% 5/31/21	12,230,000	12,061,838
1.875% 1/31/22	1,110,000	1,111,561
2.00% 12/31/21	860,000	866,332
2.00% 5/31/24	12,460,000	12,361,192
2.00% 6/30/24	21,360,000	21,173,933
2.25% 11/15/25	2,150,000	2,150,882
2.375% 5/15/27	8,128,000	8,180,548
3.00% 5/15/47	7,370,000	7,607,366

Total U.S. Treasury Obligations (Cost $408,798,382)		407,328,729

	Number of Shares

MONEY MARKET FUND–17.58%
Dreyfus Treasury & Agency
Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	259,308,115	259,308,115

Total Money Market Fund (Cost $259,308,115)		259,308,115

TOTAL VALUE OF SECURITIES–114.40% (Cost $1,691,086,979)	1,687,577,688
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(14.40%)	(212,392,418)

NET ASSETS APPLICABLE TO 149,849,419 SHARES OUTSTANDING–100.00%	$1,475,185,270

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $189,293,432, which represents 12.83% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at June 30, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts:
(439)	90 Day IMM Eurodollar	$(108,266,886)	$(108,262,888)	9/19/17	$ 3,998	$ —
(539)	90 Day IMM Eurodollar	(132,834,136)	(132,762,438)	12/19/17	71,698	—
(106)	90 Day IMM Eurodollar	(26,071,018)	(26,046,850)	9/18/18	24,168	—
549	90 Day IMM Eurodollar	134,321,622	134,779,500	12/18/18	457,878	—
(549)	90 Day IMM Eurodollar	(133,878,116)	(134,443,238)	12/17/19	—	(565,122)
839	U.S. Treasury 2 yr Notes	181,457,979	181,315,766	10/2/17	—	(142,213)
3,633	U.S. Treasury 5 yr Notes	429,214,309	428,097,961	10/2/17	—	(1,116,348)
550	U.S. Treasury 10 yr Notes	69,705,697	69,042,188	9/21/17	—	(663,509)
(497)	U.S. Treasury 10 yr Ultra Notes	(67,016,681)	(67,001,812)	9/21/17	14,869	—
(545)	U.S. Treasury Long Bonds	(83,595,552)	(83,759,688)	9/21/17	—	(164,136)
135	U.S. Treasury Ultra Bonds	22,629,040	22,393,125	9/21/17	—	(235,915)
Total					$572,611	$(2,887,243)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Amount[2]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation
	Protection Sold:
GSC	CME-CDX.NA.IG.28[3]	51,300,000	1.00%	6/20/22	$897,667	$49,581

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation
CME-GSC 6 yr IRS	56,000,000	1.900%	(1.299%)	11/30/22	$(2,017,224)	$2,284,473
CME-GSC 7 yr IRS	79,104,000	1.267%	(1.299%)	5/15/23	1,593,610	1,774,282
CME-GSC 26 yr IRS	15,800,000	2.467%	(1.299%)	11/15/43	—	347,145

Total					$(423,614)	$4,405,900

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North America entities with investment grade credit ratings that trade in the CDS market.

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

BAM–Bank of America

BB–Barclays Bank

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap North America Investment Grade

CG–Citigroup Global Markets Realty

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

GCM–Greenwhich Capital Management

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

LB–Lehman Brothers

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

ASSETS:
Investments, at value	$1,687,577,688
Receivable for securities sold	249,042,883
Dividends and interest receivable	6,917,505
Cash collateral held at broker for certain open derivatives	5,851,073
Unrealized appreciation on interest rate swap contracts	4,405,900
Upfront payments paid on interest rate swap contracts	1,593,610
Upfront payments paid on credit default swap contracts	897,667
Unrealized appreciation on futures contracts	572,611
Swap payments receivable	197,476
Receivable for fund shares sold	157,180
Unrealized appreciation on credit default swap contracts	49,581

TOTAL ASSETS	1,957,263,174

LIABILITIES:
Payable for securities purchased	473,178,700
Unrealized depreciation on futures contracts	2,887,243
Cash due to custodian	2,524,131
Upfront payments received on interest rate swap contracts	2,017,224
Payable for fund shares redeemed	585,258
Due to manager and affiliates	546,480
Swap payments payable	219,640
Other accrued expenses payable	119,228

TOTAL LIABILITIES	482,077,904

TOTAL NET ASSETS	$1,475,185,270

Investments, at cost	$1,691,086,979

Standard Class:
Net Assets	$1,471,630,235
Shares Outstanding	149,487,836
Net Asset Value Per Share.	$9.844

Service Class:
Net Assets	$3,555,035
Shares Outstanding	361,583
Net Asset Value Per Share.	$9.832

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$1,482,411,513
Undistributed net investment income	12,658,405
Accumulated net realized loss on investments	(18,464,210)
Net unrealized depreciation of investments and derivatives.	(1,420,438)

TOTAL NET ASSETS	$1,475,185,270

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund

Statement of Operations

Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Interest	$14,567,846
Dividends	667,248

15,235,094

EXPENSES:
Management fees	2,841,751
Accounting and administration expenses	156,280
Shareholder servicing fees	66,263
Professional fees.	44,577
Pricing fees	19,601
Trustees’ fees and expenses	16,356
Reports and statements to shareholders	8,716
Custodian fees	4,884
Consulting fees	3,168
Distribution fees-Service Class	292
Other	3,392

Total operating expenses	3,165,280

NET INVESTMENT INCOME	12,069,814

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,783,662)
Foreign currencies	(8)
Futures contracts	449,644
Options purchased	(103,616)
Options written.	1,663,739
Swap contracts	(318,351)

Net realized loss	(4,092,254)

Net change in unrealized appreciation (depreciation) of:
Investments	30,863,190
Futures contracts	(2,005,601)
Options written.	74,125
Swap contracts	(612,721)

Net change in unrealized appreciation (depreciation)	28,318,993

NET REALIZED AND UNREALIZED GAIN	24,226,739

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,296,553

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund

Statements of Changes in Net Assets

	Six Months
	Ended	7/14/16*
	6/30/17	to
	(unaudited)	12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,069,814	$7,938,314
Net realized loss	(4,092,254)	(13,666,964)
Net change in unrealized appreciation (depreciation)	28,318,993	(29,739,431)

Net increase (decrease) in net assets resulting from operations	36,296,553	(35,468,081)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,054,658)
Service Class	—	(63)

	—	(8,054,721)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	531,189,794	1,408,780,954
Service Class	3,760,163	10,000
Reinvestment of dividends and distributions:
Standard Class	—	8,054,658
Service Class	—	63

	534,949,957	1,416,845,675

Cost of shares redeemed:
Standard Class	(262,493,517)	(206,689,141)
Service Class	(201,455)	—

	(262,694,972)	(206,689,141)

Increase in net assets derived from capital share transactions .	272,254,985	1,210,156,534

NET INCREASE IN NET ASSETS	308,551,538	1,166,633,732
NET ASSETS:
Beginning of period	1,166,633,732	—

End of period	$1,475,185,270	$1,166,633,732

Undistributed net investment income	$12,658,405	$588,591

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/17[1] (unaudited)	7/14/16[2] to 12/31/16

Net asset value, beginning of period	$9.593	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.092	0.074
Net realized and unrealized gain (loss)	0.159	(0.406)

Total from investment operations	0.251	(0.332)

Less dividends and distributions from:
Net investment income	—	(0.075)

Total dividends and distributions	—	(0.075)

Net asset value, end of period	$9.844	$9.593

Total return[4]	2.62%	(3.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,471,630	$1,166,624
Ratio of expenses to average net assets	0.50%	0.50%
Ratio of net investment income to average net assets	1.91%	1.61%
Portfolio turnover.	180%	182%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/17[1] (unaudited)	7/14/16[2] to 12/31/16

Net asset value, beginning of period	$ 9.593	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.082	0.062
Net realized and unrealized gain (loss)	0.157	(0.406)
Total from investment operations	0.239	(0.344)

Less dividends and distributions from:
Net investment income	—	(0.063)
Total dividends and distributions	—	(0.063)

Net asset value, end of period	$ 9.832	$ 9.593

Total return[4]	2.49%	(3.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,555	$ 10
Ratio of expenses to average net assets	0.75%	0.75%
Ratio of net investment income to average net assets	1.66%	1.36%
Portfolio turnover	180%	182%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return for the six months ended June 30, 2017 and for the open tax year (year ended December 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2017

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $2 billion of the average daily net assets of the Fund and 0.35% of the average daily net assets in excess of $2 billion. The fee is calculated daily and paid monthly.

Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. For the six months ended June 30, 2017, costs for these administrative and legal services were as follows:

Administrative	$34,841
Legal	8,417

Lincoln Life also provides certain contractholder and additional corporate services to the Fund. Effective May 1, 2017, the Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The fees are calculated daily and paid annually. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,000 for the six months ended June 30, 2017.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2017, the Fund had liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$512,197
Distribution fees payable to LFD	275
Printing and mailing fees payable to Lincoln Life	1,000
Shareholder servicing fees payable to Lincoln Life	33,008

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,088,703,518
Purchases of U.S. government securities	411,563,289
Sales other than U.S. government securities	1,918,370,417
Sales of U.S. government securities	337,423,630

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,691,086,979

Aggregate unrealized appreciation	$10,325,971
Aggregate unrealized depreciation	(13,835,262)

Net unrealized depreciation	$(3,509,291)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$12,692,553	$—	$12,692,553

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$48,239,138	$—	$48,239,138
Agency Commercial Mortgage-Backed Securities	—	7,450,236	—	7,450,236
Agency Mortgage-Backed Securities	—	346,579,555	—	346,579,555
Corporate Bonds	—	368,575,608	—	368,575,608
Non-Agency Asset-Backed Securities	—	77,293,758	—	77,293,758
Non-Agency Collateralized Mortgage Obligations	—	31,744,745	16,354,391	48,099,136
Non-Agency Commercial Mortgage-Backed
Securities	—	80,144,031	—	80,144,031
Regional Bonds	—	4,622,285	—	4,622,285
Sovereign Bonds	—	39,470,347	—	39,470,347
Supranational Bank	—	466,750	—	466,750
U.S. Treasury Obligations	—	407,328,729	—	407,328,729
Money Market Fund	259,308,115	—	—	259,308,115

Total Investments	$259,308,115	$1,411,915,182	$16,354,391	$1,687,577,688

Liabilities:
Derivatives:

Assets:
Futures Contracts	$572,611	$—	$—	$572,611

Swap Contracts	$—	$4,455,481	$—	$4,455,481

Liabilities:
Futures Contracts	$(2,887,243)	$—	$—	$(2,887,243)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-Agency Collateralized Mortgage Obligations
Balance as of December 31, 2016	$—
Purchases	16,092,384
Net change in unrealized appreciation (depreciation)	262,007

Balance as of June 30, 2017	$16,354,391

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of June 30, 2017	$262,007

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s Net Asset Value shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities),

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

(viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of June 30, 2017.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/17 (unaudited)	7/14/16* to 12/31/16
Shares sold:
Standard Class	54,916,914	141,829,778
Service Class	380,968	1,000
Shares reinvested:
Standard Class	—	841,042
Service Class	—	7

	55,297,882	142,671,827

Shares redeemed:
Standard Class	(27,039,005)	(21,060,893)
Service Class	(20,392)	—

	(27,059,397)	(21,060,893)

Net increase	28,238,485	121,610,934

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities; and to reduce transaction costs.

Options Contracts–During the six months ended June 30, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient

LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2017, the Fund entered into options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to facilitate investments in portfolio securities; and to receive premiums for writing options.

Transactions in options written during the six months ended June 30, 2017 for the Fund were as follows:

	Number of Contracts	Premium
Call Options
Options outstanding at December 31, 2016	(733)	$(208,391)
Options written	(3,146)	(1,138,440)
Options exercised	400	176,348
Options expired	3,479	1,170,483

Options outstanding at June 30, 2017	—	$—

	Number of Contracts	Premium
Put Options
Options outstanding at December 31, 2016	—	$
Options written	(888)	(415,044)
Options expired	888	415,044

Options outstanding at June 30, 2017	—	$—

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence

LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2017, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2017, the notional value of the protection sold was $51,300,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2017, net unrealized appreciation of the protection sold was $49,581.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2017, the Fund used swap contracts to gain exposure to certain securities or markets.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2017 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)	Unrealized appreciation on futures contracts	$ 572,611	Unrealized depreciation on futures contracts	$(2,887,243)
Swap contracts (Credit contracts)	Unrealized appreciation on credit default swap contracts	49,581	Unrealized depreciation on credit default swap contracts	—
Swap contracts (Interest rate contracts)	Unrealized appreciation on interest rate swap contracts	4,405,900	Unrealized depreciation on interest rate swap contracts	—

Total		$5,028,092		$(2,887,243)

LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$449,644	$(2,005,601)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	1,663,739	74,125
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(103,616)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(4,451)	62,406
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(313,900)	(675,127)
Total		$1,691,416	$(2,544,197)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2017.

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	$677,776,410	$469,372,687
Options contracts (average notional value)	28,853	226,595
CDS contracts (average notional value)*	—	3,283,200
Interest rate swap contracts (average notional value)**	—	136,241,600

*Long represents buying protection and short represents selling protection.

**Long represents paying floating interest payments and short represents receiving floating interest payments.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative asset and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2017, the Fund had no assets and liabilities subject to offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Western Asset Core Bond Fund–27

Lincoln iShares® Allocation Funds

Lincoln iShares® Fixed Income Allocation Fund

Lincoln iShares® Global Growth Allocation Fund

Lincoln iShares® U.S. Moderate Allocation Fund

a series of Lincoln Variable
Insurance Products Trust

Semiannual Report

June 30, 2017

Lincoln iShares® Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln iShares® Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2017* to June 30, 2017

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017* to June 30, 2017.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

Lincoln iShares® Fixed Income Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17
Actual*
Standard Class Shares	$1,000.00	$1,025.00	0.15%	$0.62
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.05	0.15%	$0.75

Lincoln iShares® Global Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17
Actual*
Standard Class Shares	$1,000.00	$1,064.10	0.21%	$0.89
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.75	0.21%	$1.05

Lincoln iShares® U.S. Moderate Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period 1/1/17 to 6/30/17
Actual*
Standard Class Shares	$1,000.00	$1,047.50	0.19%	$0.80
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95

*

The Fund commenced operations on February 1, 2017. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the actual since inception).

** “Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in Exchange-Traded Funds or other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

Lincoln iShares® Allocation Funds–1

Lincoln iShares® Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2017

Lincoln iShares® Fixed Income Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	103.80%
Fixed Income Funds	103.59%
Money Market Fund	0.21%
Total Value of Securities	103.80%

Liabilities Net of Receivables and Other Assets	(3.80%)

Total Net Assets	100.00%

Lincoln iShares® Global Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	101.25%
Equity Funds	45.06%
Fixed Income Funds	28.11%
International Equity Funds	27.70%
Money Market Fund	0.38%
Total Value of Securities	101.25%

Liabilities Net of Receivables and Other Assets	(1.25%)

Total Net Assets	100.00%

Lincoln iShares® U.S. Moderate Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.62%
Equity Funds	64.93%
Fixed Income Funds	35.34%
Money Market Fund	0.35%
Total Value of Securities	100.62%
Liabilities Net of Receivables and Other Assets	(0.62%)

Total Net Assets	100.00%

Lincoln iShares® Allocation Funds–2

Lincoln iShares® Fixed Income Allocation Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–103.80%
Fixed Income Funds–103.59%
iShares 1-3 Year Treasury Bond ETF	57	$4,816
iShares Core U.S. Aggregate Bond ETF	437	47,856
iShares Core U.S. Credit Bond ETF	126	14,072
iShares Core U.S. Treasury Bond ETF	548	13,842
iShares iBoxx $ High Yield Corporate Bond ETF	35	3,093
iShares iBoxx $ Investment Grade Corporate Bond ETF	68	8,195
iShares MBS ETF	134	14,306

		106,180

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–0.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	209	$209

		209

Total Investment Companies (Cost $104,763)		106,389

TOTAL VALUE OF SECURITIES–103.80% (Cost $104,763)	106,389
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.80%)	(3,891)

NET ASSETS APPLICABLE TO 10,000 SHARES OUTSTANDING–100.00%.	$102,498

NET ASSET VALUE PER SHARE–LINCOLN iSHARES® FIXED INCOME ALLOCATION FUND STANDARD CLASS ($102,498 / 10,000 Shares)	$10.250

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$100,000
Undistributed net investment income	811
Accumulated net realized gain on investments.	61
Net unrealized appreciation of investments	1,626

TOTAL NET ASSETS	$102,498

«	Includes $4,465 expense reimbursement receivable from manager and $51 payable to manager and affiliates as of June 30, 2017.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–3

Lincoln iShares® Global Growth Allocation Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–101.25%
Equity Funds–45.06%
iShares Core S&P 500 ETF	217	$52,820
iShares Core S&P Mid-Cap ETF	62	10,785
iShares Core S&P Small-Cap ETF	132	9,255
iShares Edge MSCI Min Vol USA ETF	394	19,278
iShares Edge MSCI USA Momentum Factor ETF	12	1,067

		93,205

Fixed Income Funds–28.11%
iShares Core U.S. Aggregate Bond ETF	291	31,867
iShares Core U.S. Credit Bond ETF	114	12,732
iShares Core U.S. Treasury Bond ETF	169	4,269
iShares iBoxx $ High Yield Corporate Bond ETF	35	3,094
iShares iBoxx $ Investment Grade Corporate Bond ETF	16	1,928
iShares MBS ETF	40	4,270

		58,160

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–27.70%
iShares Core MSCI EAFE ETF	707	$43,049
iShares Core MSCI Emerging Markets ETF	285	14,261

		57,310

Money Market Fund–0.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	784	784

		784

Total Investment Companies (Cost $204,183)		209,459

TOTAL VALUE OF SECURITIES–101.25% (Cost $204,183)	209,459
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.25%)	(2,585)

NET ASSETS APPLICABLE TO 19,442 SHARES OUTSTANDING–100.00%.	$206,874

NET ASSET VALUE PER SHARE–LINCOLN iSHARES® GLOBAL GROWTH ALLOCATION FUND STANDARD CLASS ($206,874 / 19,442 Shares)	$10.641

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$199,938
Undistributed net investment income	1,626
Accumulated net realized gain on investments	34
Net unrealized appreciation of investments	5,276

TOTAL NET ASSETS	$206,874

«	Includes $393 payable for securities purchased, $6,514 expense reimbursement receivable from manager, and $72 due to manager and affiliates as of June 30, 2017.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Securities

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–4

Lincoln iShares® U.S. Moderate Allocation Fund

Statement of Net Assets

June 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.62%
Equity Funds–64.93%
iShares Core S&P 500 ETF	1,432	$348,563
iShares Core S&P Mid-Cap ETF	609	105,936
iShares Core S&P Small-Cap ETF	295	20,682
iShares Edge MSCI Min Vol USA ETF	1,455	71,193
iShares Edge MSCI USA Momentum Factor ETF	116	10,311

		556,685

Fixed Income Funds–35.34%
iShares 1-3 Year Treasury Bond ETF	127	10,730
iShares Core U.S. Aggregate Bond ETF	1,575	172,478
iShares Core U.S. Credit Bond ETF	289	32,276
iShares Core U.S. Treasury Bond ETF	1,171	29,579
iShares iBoxx $ High Yield Corporate Bond ETF	195	17,236

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	105	$12,654
iShares MBS ETF	263	28,078

		303,031

Money Market Fund–0.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.86%)	3,029	3,029

		3,029

Total Investment Companies (Cost $858,014)		862,745

TOTAL VALUE OF SECURITIES–100.62% (Cost $858,014)	862,745
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.62%)	(5,325)

NET ASSETS APPLICABLE TO 81,854 SHARES OUTSTANDING–100.00%.	$857,420

NET ASSET VALUE PER SHARE–LINCOLN iSHARES® U.S. MODERATE ALLOCATION FUND STANDARD CLASS ($857,420 / 81,854 Shares)	$10.475

COMPONENTS OF NET ASSETS AT JUNE 30, 2017:
Shares of beneficial interest (unlimited authorization–no par)	$849,567
Undistributed net investment income	3,199
Accumulated net realized loss on investments	(77)
Net unrealized appreciation of investments	4,731

TOTAL NET ASSETS	$857,420

«

Includes $1,399 payable for securities purchased, $31 payable for fund shares redeemed, $4,469 expense reimbursement receivable from manager, and $112 due to manager and affiliates as of June 30, 2017.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–5

Lincoln iShares® Allocation Funds

Statements of Operations

February 1, 2017* to June 30, 2017 (unaudited)

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INVESTMENT INCOME:
Dividends	$873	$1,736	$3,383

EXPENSES:
Accounting and administration expenses	12,500	12,500	12,500
Professional fees	8,764	10,660	8,765
Reports and statements to shareholders	2,312	2,805	2,332
Custodian fees	380	381	384
Management fees	104	127	238
Pricing fees	11	17	16
Shareholder servicing fees	5	8	21
Other	356	505	360

	24,432	27,003	24,616

Less:
Management fees waived	(83)	(61)	(143)
Expenses reimbursed	(24,287)	(26,832)	(24,289)

Total operating expenses	62	110	184

NET INVESTMENT INCOME	811	1,626	3,199

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	61	34	(77)
Net change in unrealized appreciation (depreciation)	1,626	5,276	4,731

NET REALIZED AND UNREALIZED GAIN	1,687	5,310	4,654

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,498	$6,936	$7,853

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–6

Lincoln iShares® Allocation Funds

Statements of Changes in Net Assets

February 1, 2017* to June 30, 2017 (unaudited)

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income.	$811	$1,626	$3,199
Net realized gain (loss)	61	34	(77)
Net change in unrealized appreciation (depreciation)	1,626	5,276	4,731

Net increase in net assets resulting from operations	2,498	6,936	7,853

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class.	100,000	200,000	853,929
Cost of shares redeemed:
Standard Class.	—	(62)	(4,362)

Increase in net assets derived from capital share transactions	100,000	199,938	849,567

NET INCREASE IN NET ASSETS	102,498	206,874	857,420
NET ASSETS:
Beginning of period	—	—	—

End of period.	$102,498	$206,874	$857,420

Undistributed net investment income	$811	$1,626	$3,199

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–7

Lincoln iShares® Fixed Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

Lincoln iShares® Fixed Income Allocation Fund Standard Class 2/1/17[1] to 6/30/17 (unaudited)

Net asset value, beginning of period	$10.000

Income from investment operations:
Net investment income[2]	0.081
Net realized and unrealized gain	0.169

Total from investment operations	0.250

Net asset value, end of period	$10.250

Total return[3]	2.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 102
Ratio of expenses to average net assets[4]	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	58.63%
Ratio of net investment income to average net assets	1.95%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(56.53%)
Portfolio turnover	6%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and expenses reimbursed by the manager. Performance would have been lower had the waiver and expense reimbursement not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–8

Lincoln iShares® Global Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

Lincoln iShares® Global Growth Allocation Fund Standard Class 2/1/17[1] to 6/30/17 (unaudited)

Net asset value, beginning of period	$10.000

Income from investment operations:
Net investment income[2]	0.136
Net realized and unrealized gain	0.505

Total from investment operations	0.641

Net asset value, end of period	$10.641

Total return[3]	6.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 207
Ratio of expenses to average net assets[4]	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	52.72%
Ratio of net investment income to average net assets.	3.17%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(49.34%)
Portfolio turnover	6%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and expenses reimbursed by the manager. Performance would have been lower had the waiver and expense reimbursement not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–9

Lincoln iShares® U.S. Moderate Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

Lincoln iShares® U.S. Moderate Allocation Fund Standard Class 2/1/17[1] to 6/30/17 (unaudited)

Net asset value, beginning of period	$10.000

Income from investment operations:
Net investment income[2]	0.140
Net realized and unrealized gain	0.335

Total from investment operations	0.475

Net asset value, end of period	$10.475

Total return[3]	4.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$857
Ratio of expenses to average net assets[4]	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	25.28%
Ratio of net investment income to average net assets	3.29%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(21.80%)
Portfolio turnover	11%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and expenses reimbursed by the manager. Performance would have been lower had the waiver and expense reimbursement not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–10

Lincoln iShares® Allocation Funds

Notes to Financial Statements

June 30, 2017 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 92 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund and Lincoln iShares® U.S. Moderate Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“ETFs”) or financial instruments that provide exposure to such underlying ETFs or other investment companies (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The underlying ETFs will primarily be BlackRock iShares ETFs.

Financial statements for the Underlying Funds can be found at http://www.sec.gov.

The investment objective of the Lincoln iShares® Fixed Income Allocation Fund is to maximize total return, consistent with prudent investment management and liquidity needs.

The investment objective of the Lincoln iShares® Global Growth Allocation Fund and the Lincoln iShares® U.S. Moderate Allocation Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions to be taken on each Fund’s federal income tax return through the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period February 1, 2017* through June 30, 2017, the Funds did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Lincoln iShares® Allocation Funds–11

Lincoln iShares® Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period February 1, 2017* through June 30, 2017.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. The agreements will continue at least through April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The waiver amounts as a percentage of each Fund’s average daily net assets are as follows:

Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.20%	0.12%	0.15%

LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The agreements will continue through at least April 30, 2018, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:

Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.15%	0.20%[1]	0.19%[2]

1Prior to May 1, 2017, the expense limit as a percentage of Lincoln iShares® Global Growth Allocation Fund was 0.23%.

2Prior to May 1, 2017, the expense limit as a percentage of Lincoln iShares® U.S. Moderate Allocation Fund was 0.20%.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pay BlackRock a fee based on the Fund’s average daily net assets.

Lincoln Life also provides certain contractholder and additional corporate services to the Funds. Effective May 1, 2017, the Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The fees are calculated daily and paid annually. The Funds reimburse Lincoln Life for the cost of these services. For the period February 1, 2017* through June 30, 2017, these fees were as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Printing and mailing fees	$45	$45	$45

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

Lincoln iShares® Allocation Funds–12

Lincoln iShares® Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2017, the Funds had expense reimbursement receivable from and liabilities payable to affiliates as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Expense reimbursement receivable from LIAC	$4,465	$6,514	$4,469
Management fees payable to LIAC	4	22	52
Shareholder servicing fees payable to Lincoln Life	2	5	15
Printing and mailing fees payable to Lincoln Life	45	45	45

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2017, Lincoln Life directly owned 100.00% of Lincoln iShares® Fixed Income Allocation Fund and 51.44% of Lincoln iShares® Global Growth Allocation Fund.

* Date of commencement of operations.

3. Investments

For the period February 1, 2017* through June 30, 2017, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Purchases	$110,554	$224,915	$871,244
Sales	6,061	21,549	16,182

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Cost of investments	$104,763	$204,183	$858,014
Aggregate unrealized appreciation	$ 1,626	$ 5,276	$ 4,861
Aggregate unrealized depreciation	—	—	(130)
Net unrealized appreciation	$ 1,626	$ 5,276	$ 4,731

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Lincoln iShares® Allocation Funds–13

Lincoln iShares® Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Level 1	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Investments:

Assets:
Investment Companies	$106,389	$209,459	$862,745

There were no Level 3 investments at the end of the period.

During the period February 1, 2017* through June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
	2/1/17* to 6/30/17	2/1/17* to 6/30/17	2/1/17* to 6/30/17
Shares sold:
Standard Class	10,000	19,448	82,269
Shares redeemed:
Standard Class	—	(6)	(415)
Net increase	10,000	19,442	81,854

* Date of commencement of operations.

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

Lincoln iShares® Allocation Funds–14

Lincoln iShares® Allocation Funds

Other Fund Information (unaudited)

Approval of Investment Management and Subadvisory Agreements

On June 6 and September 12-13, 2016, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the sub-advisory agreement with BlackRock Investment Management LLC (“BlackRock”) (collectively, with the investment management agreement, the “Advisory Agreements”) for three new series of the Trust (each a “Fund” and collectively the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and BlackRock prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and BlackRock provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in-person presentation by representatives of BlackRock, information comparing the management fee and estimated operating expense ratio of each Fund to peer groups, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board noted that LIAC and BlackRock provided services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and BlackRock to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to each Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust. The Board reviewed the services provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to each Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds had not commenced operations.

Management Fee. The Board reviewed each Fund’s investment management fee and estimated expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a US Insurance Fund peer group for each Fund provided by LIAC based on information from Morningstar.

The Board noted that the investment management fee for each Fund was below the median investment management fee of its respective peer group. The Board also considered that each Fund’s estimated operating expense ratio for standard class shares giving effect to the proposed advisory fee waiver and expense limitation was lower than the median expense ratio of its respective peer group. In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Funds had not commenced operations and that LIAC proposed an advisory fee waiver for each Fund and an expense limitation for each Fund‘s standard class shares through April 30, 2018 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund and concluded that the estimated profitability of LIAC in connection with the management of the each Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Funds, LIAC and its affiliates may receive certain benefits. The Board considered materials previously provided as to any such benefits to LIAC and its affiliates. Lincoln Life serves as the administrator for the Funds for which it is separately reimbursed. The Board also noted that Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Lincoln iShares® Allocation Funds–15

Lincoln iShares® Allocation Funds

Other Fund Information (unaudited) (continued)

BlackRock Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and BlackRock with respect to each Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by BlackRock under the sub-advisory agreement. The Board considered that BlackRock provided sub-advisory services to other funds in the Trust. The Board reviewed the services to be provided by BlackRock, BlackRock’s expertise with exchange traded funds and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and considered that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party and that LIAC would compensate BlackRock from its fees. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement raises its profile in the broker-dealer community, may increase analyst coverage and sales of BlackRock proprietary funds and that research may be obtained with soft dollars, which may be used to manage other accounts.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.

Lincoln iShares® Allocation Funds–16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Lincoln Variable Insurance Products Trust

By (Signature and Title)*            /s/ Jayson Bronchetti

           Jayson Bronchetti, President

           (principal executive officer)

Date                                 8/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Jayson Bronchetti

            Jayson Bronchetti, President

            (principal executive officer)

Date                                 8/21/17

By (Signature and Title)*             /s/ William P. Flory, Jr.

            William P. Flory, Jr., Chief Accounting Officer

            (principal financial officer)

Date                                 8/21/17

*	Print the name and title of each signing officer under his or her signature.